UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Mark Karpe, Esq.

Pacific Life Insurance Company

700 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Morgan, Lewis & Bockius LLP

101 Park Avenue

New York, NY 10178

Registrant’s telephone number, including area code: (949) 219-3224

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025–June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

Bond Plus Portfolio Class I

Bond Plus Portfolio Class P

Core Income Portfolio Class I

Core Income Portfolio Class P

Diversified Bond Portfolio Class I

Diversified Bond Portfolio Class P

Floating Rate Income Portfolio Class I

Floating Rate Income Portfolio Class P

High Yield Bond Portfolio Class I

High Yield Bond Portfolio Class P

Inflation Managed Portfolio Class I

Inflation Managed Portfolio Class P

Intermediate Bond Portfolio Class I

Intermediate Bond Portfolio Class P

Total Return Portfolio Class I

Total Return Portfolio Class P

Short Duration Bond Portfolio Class I

Short Duration Bond Portfolio Class P

Emerging Markets Debt Portfolio Class I

Emerging Markets Debt Portfolio Class P

Dividend Growth Portfolio Class I

Dividend Growth Portfolio Class P

Equity Index Portfolio Class I

Equity Index Portfolio Class P

Focused Growth Portfolio Class I

Focused Growth Portfolio Class P

Growth Portfolio Class I

Growth Portfolio Class P

Hedged Equity Portfolio Class I

Hedged Equity Portfolio Class P

Large-Cap Core Portfolio Class I

Large-Cap Core Portfolio Class P

Large-Cap Growth Portfolio Class I

Large-Cap Growth Portfolio Class P

Large-Cap Plus Bond Alpha Portfolio Class I

Large-Cap Plus Bond Alpha Portfolio Class P

Large-Cap Value Portfolio Class I

Large-Cap Value Portfolio Class P

Mid-Cap Plus Bond Alpha Portfolio Class I

Mid-Cap Plus Bond Alpha Portfolio Class P

Mid-Cap Growth Portfolio Class I

Mid-Cap Growth Portfolio Class P

Mid-Cap Value Portfolio Class I

Mid-Cap Value Portfolio Class P

QQQ Plus Bond Alpha Portfolio Class I

QQQ Plus Bond Alpha Portfolio Class P

Small-Cap Equity Portfolio Class I

Small-Cap Equity Portfolio Class P

Small-Cap Growth Portfolio Class I

Small-Cap Growth Portfolio Class P

Small-Cap Index Portfolio Class I

Small-Cap Index Portfolio Class P

Small-Cap Plus Bond Alpha Portfolio Class I

Small-Cap Plus Bond Alpha Portfolio Class P

Small-Cap Value Portfolio Class I

Small-Cap Value Portfolio Class P

Value Portfolio Class I

Value Portfolio Class P

Value Advantage Portfolio Class I

Value Advantage Portfolio Class P

Emerging Markets Portfolio Class I

Emerging Markets Portfolio Class P

International Equity Plus Bond Alpha Portfolio Class I

International Equity Plus Bond Alpha Portfolio Class P

International Growth Portfolio Class I

International Growth Portfolio Class P

International Large-Cap Portfolio Class I

International Large-Cap Portfolio Class P

International Small-Cap Portfolio Class I

International Small-Cap Portfolio Class P

International Value Portfolio Class I

International Value Portfolio Class P

Health Sciences Portfolio Class I

Health Sciences Portfolio Class P

Real Estate Portfolio Class I

Real Estate Portfolio Class P

Technology Portfolio Class I

Technology Portfolio Class P

ESG Diversified Portfolio Class I

ESG Diversified Portfolio Class P

ESG Diversified Growth Portfolio Class I

ESG Diversified Growth Portfolio Class P

PSF Avantis Balanced Allocation Portfolio Class I

PSF Avantis Balanced Allocation Portfolio Class P

Pacific Dynamix - Conservative Growth Portfolio Class I

Pacific Dynamix - Conservative Growth Portfolio Class P

Pacific Dynamix - Moderate Growth Portfolio Class I

Pacific Dynamix - Moderate Growth Portfolio Class P

Pacific Dynamix - Growth Portfolio Class I

Pacific Dynamix - Growth Portfolio Class P

Pacific Dynamix - Aggressive Growth Portfolio Class I

Pacific Dynamix - Aggressive Growth Portfolio Class P

Portfolio Optimization Conservative Portfolio Class I

Portfolio Optimization Conservative Portfolio Class P

Portfolio Optimization Moderate-Conservative Portfolio Class I

Portfolio Optimization Moderate-Conservative Portfolio Class P

Portfolio Optimization Moderate Portfolio Class I

Portfolio Optimization Moderate Portfolio Class P

Portfolio Optimization Growth Portfolio Class I

Portfolio Optimization Growth Portfolio Class P

Portfolio Optimization Aggressive-Growth Portfolio Class I

Portfolio Optimization Aggressive-Growth Portfolio Class P

PD 1-3 Year Corporate Bond Portfolio Class P

PD Aggregate Bond Index Portfolio Class P

PD High Yield Bond Market Portfolio Class P

PD Large-Cap Growth Index Portfolio Class P

PD Large-Cap Value Index Portfolio Class P

PD Mid-Cap Index Portfolio Class P

PD Small-Cap Growth Index Portfolio Class P

PD Small-Cap Value Index Portfolio Class P

PD Emerging Markets Index Portfolio Class P

PD International Large-Cap Index Portfolio Class P

Bond Plus Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Bond Plus Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$529,587,451
  # of Portfolio Holdings405
  Year-to-Date Total Return4.02%
  Portfolio Turnover Rate5%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
55.0%
Asset-Backed Securities
16.8%
Short-Term Investments
11.0%
U.S. Treasury Obligations
10.1%
Mortgage-Backed Securities
4.3%
Others (each less than 3.0%)
0.1%
Derivatives
1.1%
Other Assets and Liabilities, Net
1.6%
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	1.6%
Derivatives	1.1%
Others (each less than 3.0%)	0.1%
Mortgage-Backed Securities	4.3%
U.S. Treasury Obligations	10.1%
Short-Term Investments	11.0%
Asset-Backed Securities	16.8%
Corporate Bonds & Notes	55.0%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Bond Plus Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Bond Plus Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$23	0.45%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$529,587,451
  # of Portfolio Holdings405
  Year-to-Date Total Return4.12%
  Portfolio Turnover Rate5%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.6%
Derivatives	1.1%
Others (each less than 3.0%)	0.1%
Mortgage-Backed Securities	4.3%
U.S. Treasury Obligations	10.1%
Short-Term Investments	11.0%
Asset-Backed Securities	16.8%
Corporate Bonds & Notes	55.0%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Core Income Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Core Income Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$39	0.77%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$323,183,748
  # of Portfolio Holdings281
  Year-to-Date Total Return3.35%
  Portfolio Turnover Rate41%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
43.8%
U.S. Treasury Obligations
17.0%
Mortgage-Backed Securities
16.4%
Asset-Backed Securities
11.8%
Senior Loan Notes
8.5%
Others (each less than 3.0%)
2.4%
Other Assets and Liabilities, Net
0.1%
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	0.1%
Others (each less than 3.0%)	2.4%
Senior Loan Notes	8.5%
Asset-Backed Securities	11.8%
Mortgage-Backed Securities	16.4%
U.S. Treasury Obligations	17.0%
Corporate Bonds & Notes	43.8%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Core Income Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Core Income Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$29	0.57%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$323,183,748
  # of Portfolio Holdings281
  Year-to-Date Total Return3.46%
  Portfolio Turnover Rate41%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.1%
Others (each less than 3.0%)	2.4%
Senior Loan Notes	8.5%
Asset-Backed Securities	11.8%
Mortgage-Backed Securities	16.4%
U.S. Treasury Obligations	17.0%
Corporate Bonds & Notes	43.8%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Diversified Bond Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Diversified Bond Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$1,771,158,634
  # of Portfolio Holdings1,023
  Year-to-Date Total Return4.38%
  Portfolio Turnover Rate60%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.1%
Derivatives	0.1%
Others (each less than 3.0%)	6.9%
Foreign Government Bonds & Notes	5.8%
Asset-Backed Securities	14.2%
Mortgage-Backed Securities	15.6%
U.S. Treasury Obligations	22.6%
Corporate Bonds & Notes	34.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Diversified Bond Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Diversified Bond Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$23	0.45%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$1,771,158,634
  # of Portfolio Holdings1,023
  Year-to-Date Total Return4.50%
  Portfolio Turnover Rate60%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.1%
Derivatives	0.1%
Others (each less than 3.0%)	6.9%
Foreign Government Bonds & Notes	5.8%
Asset-Backed Securities	14.2%
Mortgage-Backed Securities	15.6%
U.S. Treasury Obligations	22.6%
Corporate Bonds & Notes	34.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Floating Rate Income Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Floating Rate Income Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.93%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$348,548,929
  # of Portfolio Holdings127
  Year-to-Date Total Return2.63%
  Portfolio Turnover Rate104%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
27.5%
Industrial
20.0%
Consumer, Non-Cyclical
17.6%
Technology
16.1%
Consumer, Cyclical
11.9%
Exchange-Traded Funds
5.7%
Securities Lending Collateral
3.9%
Others (each less than 3.0%)
2.4%
Other Assets & Liabilities, Net
(5.1%)
-10
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	(5.1%)
Others (each less than 3.0%)	2.4%
Securities Lending Collateral	3.9%
Exchange-Traded Funds	5.7%
Consumer, Cyclical	11.9%
Technology	16.1%
Consumer, Non-Cyclical	17.6%
Industrial	20.0%
Financial	27.5%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Floating Rate Income Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Floating Rate Income Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$36	0.72%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$348,548,929
  # of Portfolio Holdings127
  Year-to-Date Total Return2.73%
  Portfolio Turnover Rate104%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(5.1%)
Others (each less than 3.0%)	2.4%
Securities Lending Collateral	3.9%
Exchange-Traded Funds	5.7%
Consumer, Cyclical	11.9%
Technology	16.1%
Consumer, Non-Cyclical	17.6%
Industrial	20.0%
Financial	27.5%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

High Yield Bond Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the High Yield Bond Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$647,948,911
  # of Portfolio Holdings216
  Year-to-Date Total Return4.14%
  Portfolio Turnover Rate42%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Industrial
Consumer, Non-Cyclical
Consumer, Cyclical
Financial
Securities Lending Collateral
Energy
Communications
Technology
Asset-Backed Securities
Utilities
Others (each less than 3.0%)
Other Assets & Liabilities, Net
23.4%
14.8%
13.1%
12.8%
10.4%
9.8%
6.7%
4.3%
4.2%
3.9%
2.1%
(5.5%)
-10
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	(5.5%)
Others (each less than 3.0%)	2.1%
Utilities	3.9%
Asset-Backed Securities	4.2%
Technology	4.3%
Communications	6.7%
Energy	9.8%
Securities Lending Collateral	10.4%
Financial	12.8%
Consumer, Cyclical	13.1%
Consumer, Non-Cyclical	14.8%
Industrial	23.4%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

High Yield Bond Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the High Yield Bond Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$23	0.45%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$647,948,911
  # of Portfolio Holdings216
  Year-to-Date Total Return4.24%
  Portfolio Turnover Rate42%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(5.5%)
Others (each less than 3.0%)	2.1%
Utilities	3.9%
Asset-Backed Securities	4.2%
Technology	4.3%
Communications	6.7%
Energy	9.8%
Securities Lending Collateral	10.4%
Financial	12.8%
Consumer, Cyclical	13.1%
Consumer, Non-Cyclical	14.8%
Industrial	23.4%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Inflation Managed Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Inflation Managed Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	1.28%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$349,567,543
  # of Portfolio Holdings317
  Year-to-Date Total Return5.43%
  Portfolio Turnover Rate97%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

U.S. Treasury Obligations
89.5%
Mortgage-Backed Securities
22.4%
Short-Term Investments
10.9%
Asset-Backed Securities
6.4%
Foreign Government Bonds & Notes
5.9%
Others (each less than 3.0%)
0.4%
Securities Sold Short
(1.7%)
Derivatives
1.0%
Other Assets and Liabilities, Net
(34.8%)
-80
-40
0
40
80
120

Value	Value
Other Assets and Liabilities, Net	(34.8%)
Derivatives	1.0%
Securities Sold Short	(1.7%)
Others (each less than 3.0%)	0.4%
Foreign Government Bonds & Notes	5.9%
Asset-Backed Securities	6.4%
Short-Term Investments	10.9%
Mortgage-Backed Securities	22.4%
U.S. Treasury Obligations	89.5%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Inflation Managed Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Inflation Managed Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$55	1.08%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$349,567,543
  # of Portfolio Holdings317
  Year-to-Date Total Return5.53%
  Portfolio Turnover Rate97%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(34.8%)
Derivatives	1.0%
Securities Sold Short	(1.7%)
Others (each less than 3.0%)	0.4%
Foreign Government Bonds & Notes	5.9%
Asset-Backed Securities	6.4%
Short-Term Investments	10.9%
Mortgage-Backed Securities	22.4%
U.S. Treasury Obligations	89.5%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Intermediate Bond Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Intermediate Bond Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.66%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$726,838,652
  # of Portfolio Holdings539
  Year-to-Date Total Return3.98%
  Portfolio Turnover Rate84%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.0%
Others (each less than 3.0%)	1.0%
Asset-Backed Securities	12.0%
Corporate Bonds & Notes	22.9%
Mortgage-Backed Securities	28.7%
U.S. Treasury Obligations	34.4%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Intermediate Bond Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Intermediate Bond Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$23	0.45%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$726,838,652
  # of Portfolio Holdings539
  Year-to-Date Total Return4.09%
  Portfolio Turnover Rate84%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.0%
Others (each less than 3.0%)	1.0%
Asset-Backed Securities	12.0%
Corporate Bonds & Notes	22.9%
Mortgage-Backed Securities	28.7%
U.S. Treasury Obligations	34.4%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Total Return Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Total Return Portfolio (the "Fund"), formerly named Managed Bond Portfolio, for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	1.20%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$1,708,251,652
  # of Portfolio Holdings1,267
  Year-to-Date Total Return4.62%
  Portfolio Turnover Rate295%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Mortgage-Backed Securities
70.7%
Corporate Bonds & Notes
42.4%
U.S. Treasury Obligations
20.4%
Asset-Backed Securities
10.5%
Foreign Government Bonds & Notes
6.8%
Others (each less than 3.0%)
3.0%
Securities Sold Short
(3.3%)
Derivatives
0.1%
Other Assets and Liabilities, Net
(50.6%)
-80
-40
0
40
80

Value	Value
Other Assets and Liabilities, Net	(50.6%)
Derivatives	0.1%
Securities Sold Short	(3.3%)
Others (each less than 3.0%)	3.0%
Foreign Government Bonds & Notes	6.8%
Asset-Backed Securities	10.5%
U.S. Treasury Obligations	20.4%
Corporate Bonds & Notes	42.4%
Mortgage-Backed Securities	70.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Total Return Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Total Return Portfolio (the "Fund"), formerly named Managed Bond Portfolio, for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$51	1.00%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$1,708,251,652
  # of Portfolio Holdings1,267
  Year-to-Date Total Return4.72%
  Portfolio Turnover Rate295%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(50.6%)
Derivatives	0.1%
Securities Sold Short	(3.3%)
Others (each less than 3.0%)	3.0%
Foreign Government Bonds & Notes	6.8%
Asset-Backed Securities	10.5%
U.S. Treasury Obligations	20.4%
Corporate Bonds & Notes	42.4%
Mortgage-Backed Securities	70.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Short Duration Bond Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Short Duration Bond Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.64%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$1,456,241,475
  # of Portfolio Holdings809
  Year-to-Date Total Return2.89%
  Portfolio Turnover Rate73%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
42.5%
Asset-Backed Securities
21.1%
U.S. Treasury Obligations
17.7%
Mortgage-Backed Securities
13.5%
Short-Term Investments
3.1%
Others (each less than 3.0%)
0.3%
Derivatives
(0.1%)
Other Assets and Liabilities, Net
1.9%
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	1.9%
Derivatives	(0.1%)
Others (each less than 3.0%)	0.3%
Short-Term Investments	3.1%
Mortgage-Backed Securities	13.5%
U.S. Treasury Obligations	17.7%
Asset-Backed Securities	21.1%
Corporate Bonds & Notes	42.5%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Short Duration Bond Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Short Duration Bond Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$22	0.44%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$1,456,241,475
  # of Portfolio Holdings809
  Year-to-Date Total Return2.99%
  Portfolio Turnover Rate73%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.9%
Derivatives	(0.1%)
Others (each less than 3.0%)	0.3%
Short-Term Investments	3.1%
Mortgage-Backed Securities	13.5%
U.S. Treasury Obligations	17.7%
Asset-Backed Securities	21.1%
Corporate Bonds & Notes	42.5%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Emerging Markets Debt Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Emerging Markets Debt Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	1.09%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$206,914,817
  # of Portfolio Holdings236
  Year-to-Date Total Return7.41%
  Portfolio Turnover Rate72%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	7.4%
Derivatives	0.0%
Others (each less than 3.0%)	0.5%
Securities Lending Collateral	3.6%
Corporate Bonds & Notes	39.2%
Foreign Government Bonds & Notes	49.3%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	7.4%
Derivatives	0.0%
Others (each less than 3.0%)	40.5%
Israel	3.1%
Peru	3.2%
Multi-National	3.4%
Hungary	3.5%
Securities Lending Collateral	3.6%
Nigeria	3.6%
Colombia	4.1%
Egypt	4.3%
South Africa	5.9%
Mexico	8.6%
Brazil	8.8%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Emerging Markets Debt Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Emerging Markets Debt Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$45	0.88%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$206,914,817
  # of Portfolio Holdings236
  Year-to-Date Total Return7.51%
  Portfolio Turnover Rate72%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	7.4%
Derivatives	0.0%
Others (each less than 3.0%)	0.5%
Securities Lending Collateral	3.6%
Corporate Bonds & Notes	39.2%
Foreign Government Bonds & Notes	49.3%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	7.4%
Derivatives	0.0%
Others (each less than 3.0%)	40.5%
Israel	3.1%
Peru	3.2%
Multi-National	3.4%
Hungary	3.5%
Securities Lending Collateral	3.6%
Nigeria	3.6%
Colombia	4.1%
Egypt	4.3%
South Africa	5.9%
Mexico	8.6%
Brazil	8.8%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Dividend Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Dividend Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.88%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$715,372,151
  # of Portfolio Holdings95
  Year-to-Date Total Return7.51%
  Portfolio Turnover Rate9%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
22.7%
Financial
21.1%
Consumer, Non-Cyclical
19.4%
Industrial
15.4%
Consumer, Cyclical
8.5%
Energy
4.4%
Utilities
3.2%
Others (each less than 3.0%)
3.7%
Other Assets & Liabilities, Net
1.6%
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	1.6%
Others (each less than 3.0%)	3.7%
Utilities	3.2%
Energy	4.4%
Consumer, Cyclical	8.5%
Industrial	15.4%
Consumer, Non-Cyclical	19.4%
Financial	21.1%
Technology	22.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Dividend Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Dividend Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$35	0.68%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$715,372,151
  # of Portfolio Holdings95
  Year-to-Date Total Return7.64%
  Portfolio Turnover Rate9%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.6%
Others (each less than 3.0%)	3.7%
Utilities	3.2%
Energy	4.4%
Consumer, Cyclical	8.5%
Industrial	15.4%
Consumer, Non-Cyclical	19.4%
Financial	21.1%
Technology	22.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Equity Index Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Equity Index Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14	0.28%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$5,383,847,680
  # of Portfolio Holdings507
  Year-to-Date Total Return6.06%
  Portfolio Turnover Rate1%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
31.6%
Communications
15.9%
Financial
14.8%
Consumer, Non-Cyclical
14.4%
Consumer, Cyclical
8.0%
Industrial
7.5%
Energy
3.0%
Others (each less than 3.0%)
4.2%
Derivatives
0.0%
Other Assets & Liabilities, Net
0.6%
0
20
40

Value	Value
Other Assets & Liabilities, Net	0.6%
Derivatives	0.0%
Others (each less than 3.0%)	4.2%
Energy	3.0%
Industrial	7.5%
Consumer, Cyclical	8.0%
Consumer, Non-Cyclical	14.4%
Financial	14.8%
Communications	15.9%
Technology	31.6%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Equity Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Equity Index Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$4	0.08%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$5,383,847,680
  # of Portfolio Holdings507
  Year-to-Date Total Return6.16%
  Portfolio Turnover Rate1%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.6%
Derivatives	0.0%
Others (each less than 3.0%)	4.2%
Energy	3.0%
Industrial	7.5%
Consumer, Cyclical	8.0%
Consumer, Non-Cyclical	14.4%
Financial	14.8%
Communications	15.9%
Technology	31.6%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Focused Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Focused Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.97%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$462,628,589
  # of Portfolio Holdings38
  Year-to-Date Total Return8.43%
  Portfolio Turnover Rate17%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
Communications
Consumer, Non-Cyclical
Consumer, Cyclical
Financial
Industrial
Others (each less than 3.0%)
Other Assets & Liabilities, Net
43.9%
23.7%
12.1%
7.1%
6.3%
5.3%
1.7%
(0.1%)
0
20
40
60

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	1.7%
Industrial	5.3%
Financial	6.3%
Consumer, Cyclical	7.1%
Consumer, Non-Cyclical	12.1%
Communications	23.7%
Technology	43.9%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Focused Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Focused Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$40	0.77%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$462,628,589
  # of Portfolio Holdings38
  Year-to-Date Total Return8.54%
  Portfolio Turnover Rate17%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Others (each less than 3.0%)	1.7%
Industrial	5.3%
Financial	6.3%
Consumer, Cyclical	7.1%
Consumer, Non-Cyclical	12.1%
Communications	23.7%
Technology	43.9%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.79%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$1,702,121,406
  # of Portfolio Holdings73
  Year-to-Date Total Return7.42%
  Portfolio Turnover Rate27%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
Communications
Financial
Consumer, Non-Cyclical
Industrial
Consumer, Cyclical
Others (each less than 3.0%)
Other Assets & Liabilities, Net
39.0%
23.5%
10.5%
9.9%
9.7%
3.8%
4.4%
(0.8%)
0
20
40

Value	Value
Other Assets & Liabilities, Net	(0.8%)
Others (each less than 3.0%)	4.4%
Consumer, Cyclical	3.8%
Industrial	9.7%
Consumer, Non-Cyclical	9.9%
Financial	10.5%
Communications	23.5%
Technology	39.0%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$30	0.59%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$1,702,121,406
  # of Portfolio Holdings73
  Year-to-Date Total Return7.53%
  Portfolio Turnover Rate27%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.8%)
Others (each less than 3.0%)	4.4%
Consumer, Cyclical	3.8%
Industrial	9.7%
Consumer, Non-Cyclical	9.9%
Financial	10.5%
Communications	23.5%
Technology	39.0%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Hedged Equity Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Hedged Equity Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.86%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$473,171,125
  # of Portfolio Holdings153
  Year-to-Date Total Return0.07%
  Portfolio Turnover Rate16%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
33.2%
Communications
15.3%
Financial
15.2%
Consumer, Non-Cyclical
13.5%
Consumer, Cyclical
8.1%
Industrial
7.6%
Energy
3.0%
Others (each less than 3.0%)
3.9%
Derivatives
0.1%
Other Assets & Liabilities, Net
0.1%
0
20
40

Value	Value
Other Assets & Liabilities, Net	0.1%
Derivatives	0.1%
Others (each less than 3.0%)	3.9%
Energy	3.0%
Industrial	7.6%
Consumer, Cyclical	8.1%
Consumer, Non-Cyclical	13.5%
Financial	15.2%
Communications	15.3%
Technology	33.2%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Hedged Equity Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Hedged Equity Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$33	0.66%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$473,171,125
  # of Portfolio Holdings153
  Year-to-Date Total Return0.17%
  Portfolio Turnover Rate16%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.1%
Derivatives	0.1%
Others (each less than 3.0%)	3.9%
Energy	3.0%
Industrial	7.6%
Consumer, Cyclical	8.1%
Consumer, Non-Cyclical	13.5%
Financial	15.2%
Communications	15.3%
Technology	33.2%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Core Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Large-Cap Core Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.69%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$2,609,045,072
  # of Portfolio Holdings55
  Year-to-Date Total Return4.90%
  Portfolio Turnover Rate21%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
31.4%
Financial
16.3%
Communications
12.7%
Industrial
11.7%
Consumer, Cyclical
9.6%
Consumer, Non-Cyclical
9.6%
Energy
4.2%
Utilities
3.6%
Others (each less than 3.0%)
0.4%
Derivatives
0.0%
Other Assets & Liabilities, Net
0.5%
0
20
40

Value	Value
Other Assets & Liabilities, Net	0.5%
Derivatives	0.0%
Others (each less than 3.0%)	0.4%
Utilities	3.6%
Energy	4.2%
Consumer, Non-Cyclical	9.6%
Consumer, Cyclical	9.6%
Industrial	11.7%
Communications	12.7%
Financial	16.3%
Technology	31.4%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Core Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Large-Cap Core Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$25	0.49%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$2,609,045,072
  # of Portfolio Holdings55
  Year-to-Date Total Return5.00%
  Portfolio Turnover Rate21%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.5%
Derivatives	0.0%
Others (each less than 3.0%)	0.4%
Utilities	3.6%
Energy	4.2%
Consumer, Non-Cyclical	9.6%
Consumer, Cyclical	9.6%
Industrial	11.7%
Communications	12.7%
Financial	16.3%
Technology	31.4%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Large-Cap Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.87%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$1,472,780,838
  # of Portfolio Holdings123
  Year-to-Date Total Return5.75%
  Portfolio Turnover Rate27%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
29.7%
Communications
25.8%
Consumer, Non-Cyclical
19.0%
Financial
9.4%
Industrial
7.0%
Consumer, Cyclical
5.6%
Others (each less than 3.0%)
4.6%
Other Assets & Liabilities, Net
(1.1%)
-10
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	(1.1%)
Others (each less than 3.0%)	4.6%
Consumer, Cyclical	5.6%
Industrial	7.0%
Financial	9.4%
Consumer, Non-Cyclical	19.0%
Communications	25.8%
Technology	29.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Large-Cap Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$34	0.67%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$1,472,780,838
  # of Portfolio Holdings123
  Year-to-Date Total Return5.85%
  Portfolio Turnover Rate27%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(1.1%)
Others (each less than 3.0%)	4.6%
Consumer, Cyclical	5.6%
Industrial	7.0%
Financial	9.4%
Consumer, Non-Cyclical	19.0%
Communications	25.8%
Technology	29.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Plus Bond Alpha Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Large-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.64%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$837,169,070
  # of Portfolio Holdings396
  Year-to-Date Total Return6.54%
  Portfolio Turnover Rate5%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
52.2%
Asset-Backed Securities
16.0%
Short-Term Investments
14.1%
U.S. Treasury Obligations
9.9%
Mortgage-Backed Securities
4.3%
Others (each less than 3.0%)
0.9%
Derivatives
2.6%
Other Assets and Liabilities, Net
(0.0%)
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	(0.0%)
Derivatives	2.6%
Others (each less than 3.0%)	0.9%
Mortgage-Backed Securities	4.3%
U.S. Treasury Obligations	9.9%
Short-Term Investments	14.1%
Asset-Backed Securities	16.0%
Corporate Bonds & Notes	52.2%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Plus Bond Alpha Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Large-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$23	0.44%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$837,169,070
  # of Portfolio Holdings396
  Year-to-Date Total Return6.65%
  Portfolio Turnover Rate5%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(0.0%)
Derivatives	2.6%
Others (each less than 3.0%)	0.9%
Mortgage-Backed Securities	4.3%
U.S. Treasury Obligations	9.9%
Short-Term Investments	14.1%
Asset-Backed Securities	16.0%
Corporate Bonds & Notes	52.2%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Value Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Large-Cap Value Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.86%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$805,306,982
  # of Portfolio Holdings56
  Year-to-Date Total Return1.98%
  Portfolio Turnover Rate8%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
27.5%
Consumer, Non-Cyclical
17.6%
Industrial
15.7%
Technology
8.7%
Communications
7.0%
Utilities
7.0%
Energy
6.7%
Basic Materials
5.1%
Consumer, Cyclical
3.9%
Others (each less than 3.0%)
0.1%
Other Assets & Liabilities, Net
0.7%
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	0.7%
Others (each less than 3.0%)	0.1%
Consumer, Cyclical	3.9%
Basic Materials	5.1%
Energy	6.7%
Utilities	7.0%
Communications	7.0%
Technology	8.7%
Industrial	15.7%
Consumer, Non-Cyclical	17.6%
Financial	27.5%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Large-Cap Value Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Large-Cap Value Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$33	0.66%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$805,306,982
  # of Portfolio Holdings56
  Year-to-Date Total Return2.08%
  Portfolio Turnover Rate8%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.7%
Others (each less than 3.0%)	0.1%
Consumer, Cyclical	3.9%
Basic Materials	5.1%
Energy	6.7%
Utilities	7.0%
Communications	7.0%
Technology	8.7%
Industrial	15.7%
Consumer, Non-Cyclical	17.6%
Financial	27.5%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Plus Bond Alpha Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Mid-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.65%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$767,503,896
  # of Portfolio Holdings456
  Year-to-Date Total Return4.55%
  Portfolio Turnover Rate10%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
52.9%
Asset-Backed Securities
17.7%
Short-Term Investments
11.3%
U.S. Treasury Obligations
10.0%
Mortgage-Backed Securities
4.2%
Others (each less than 3.0%)
0.4%
Derivatives
1.9%
Other Assets and Liabilities, Net
1.6%
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	1.6%
Derivatives	1.9%
Others (each less than 3.0%)	0.4%
Mortgage-Backed Securities	4.2%
U.S. Treasury Obligations	10.0%
Short-Term Investments	11.3%
Asset-Backed Securities	17.7%
Corporate Bonds & Notes	52.9%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Plus Bond Alpha Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Mid-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$23	0.45%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$767,503,896
  # of Portfolio Holdings456
  Year-to-Date Total Return4.68%
  Portfolio Turnover Rate10%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.6%
Derivatives	1.9%
Others (each less than 3.0%)	0.4%
Mortgage-Backed Securities	4.2%
U.S. Treasury Obligations	10.0%
Short-Term Investments	11.3%
Asset-Backed Securities	17.7%
Corporate Bonds & Notes	52.9%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Mid-Cap Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.90%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$1,056,067,097
  # of Portfolio Holdings125
  Year-to-Date Total Return3.87%
  Portfolio Turnover Rate110%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
Consumer, Non-Cyclical
Consumer, Cyclical
Industrial
Financial
Communications
Energy
Utilities
Others (each less than 3.0%)
Other Assets & Liabilities, Net
35.9%
18.2%
12.7%
9.9%
9.6%
5.3%
3.3%
3.0%
3.2%
(1.1%)
0
20
40

Value	Value
Other Assets & Liabilities, Net	(1.1%)
Others (each less than 3.0%)	3.2%
Utilities	3.0%
Energy	3.3%
Communications	5.3%
Financial	9.6%
Industrial	9.9%
Consumer, Cyclical	12.7%
Consumer, Non-Cyclical	18.2%
Technology	35.9%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Mid-Cap Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$35	0.70%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$1,056,067,097
  # of Portfolio Holdings125
  Year-to-Date Total Return3.98%
  Portfolio Turnover Rate110%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(1.1%)
Others (each less than 3.0%)	3.2%
Utilities	3.0%
Energy	3.3%
Communications	5.3%
Financial	9.6%
Industrial	9.9%
Consumer, Cyclical	12.7%
Consumer, Non-Cyclical	18.2%
Technology	35.9%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Value Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Mid-Cap Value Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.95%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$320,411,338
  # of Portfolio Holdings131
  Year-to-Date Total Return5.84%
  Portfolio Turnover Rate76%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
25.1%
Industrial
21.9%
Consumer, Non-Cyclical
12.4%
Consumer, Cyclical
10.9%
Technology
9.3%
Energy
6.3%
Basic Materials
4.4%
Utilities
4.3%
Communications
4.0%
Others (each less than 3.0%)
1.3%
Other Assets & Liabilities, Net
0.1%
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	0.1%
Others (each less than 3.0%)	1.3%
Communications	4.0%
Utilities	4.3%
Basic Materials	4.4%
Energy	6.3%
Technology	9.3%
Consumer, Cyclical	10.9%
Consumer, Non-Cyclical	12.4%
Industrial	21.9%
Financial	25.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Mid-Cap Value Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Mid-Cap Value Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$38	0.75%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$320,411,338
  # of Portfolio Holdings131
  Year-to-Date Total Return5.95%
  Portfolio Turnover Rate76%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	0.1%
Others (each less than 3.0%)	1.3%
Communications	4.0%
Utilities	4.3%
Basic Materials	4.4%
Energy	6.3%
Technology	9.3%
Consumer, Cyclical	10.9%
Consumer, Non-Cyclical	12.4%
Industrial	21.9%
Financial	25.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

QQQ Plus Bond Alpha Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the QQQ Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.61%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$430,875,543
  # of Portfolio Holdings432
  Year-to-Date Total Return8.15%
  Portfolio Turnover Rate7%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
51.2%
Asset-Backed Securities
15.5%
Short-Term Investments
15.3%
U.S. Treasury Obligations
9.6%
Mortgage-Backed Securities
3.8%
Derivatives
3.0%
Other Assets and Liabilities, Net
1.6%
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	1.6%
Derivatives	3.0%
Mortgage-Backed Securities	3.8%
U.S. Treasury Obligations	9.6%
Short-Term Investments	15.3%
Asset-Backed Securities	15.5%
Corporate Bonds & Notes	51.2%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

QQQ Plus Bond Alpha Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the QQQ Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$21	0.41%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$430,875,543
  # of Portfolio Holdings432
  Year-to-Date Total Return8.24%
  Portfolio Turnover Rate7%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.6%
Derivatives	3.0%
Mortgage-Backed Securities	3.8%
U.S. Treasury Obligations	9.6%
Short-Term Investments	15.3%
Asset-Backed Securities	15.5%
Corporate Bonds & Notes	51.2%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Equity Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Small-Cap Equity Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.91%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$390,955,398
  # of Portfolio Holdings1,466
  Year-to-Date Total Return(2.71%)
  Portfolio Turnover Rate45%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
Industrial
Consumer, Cyclical
Consumer, Non-Cyclical
Basic Materials
Technology
Energy
Others (each less than 3.0%)
Derivatives
Other Assets & Liabilities, Net
37.0%
25.8%
12.0%
7.8%
5.0%
3.5%
3.1%
6.3%
0.0%
(0.5%)
0
20
40

Value	Value
Other Assets & Liabilities, Net	(0.5%)
Derivatives	0.0%
Others (each less than 3.0%)	6.3%
Energy	3.1%
Technology	3.5%
Basic Materials	5.0%
Consumer, Non-Cyclical	7.8%
Consumer, Cyclical	12.0%
Industrial	25.8%
Financial	37.0%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Equity Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Small-Cap Equity Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$35	0.71%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$390,955,398
  # of Portfolio Holdings1,466
  Year-to-Date Total Return(2.61%)
  Portfolio Turnover Rate45%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.5%)
Derivatives	0.0%
Others (each less than 3.0%)	6.3%
Energy	3.1%
Technology	3.5%
Basic Materials	5.0%
Consumer, Non-Cyclical	7.8%
Consumer, Cyclical	12.0%
Industrial	25.8%
Financial	37.0%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Small-Cap Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$280,978,370
  # of Portfolio Holdings116
  Year-to-Date Total Return3.92%
  Portfolio Turnover Rate44%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Consumer, Non-Cyclical
29.9%
Industrial
21.5%
Technology
20.4%
Consumer, Cyclical
10.5%
Financial
8.4%
Securities Lending Collateral
4.8%
Short-Term Investments
3.5%
Energy
3.4%
Others (each less than 3.0%)
2.8%
Other Assets & Liabilities, Net
(5.2%)
-10
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	(5.2%)
Others (each less than 3.0%)	2.8%
Energy	3.4%
Short-Term Investments	3.5%
Securities Lending Collateral	4.8%
Financial	8.4%
Consumer, Cyclical	10.5%
Technology	20.4%
Industrial	21.5%
Consumer, Non-Cyclical	29.9%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Small-Cap Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$33	0.65%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$280,978,370
  # of Portfolio Holdings116
  Year-to-Date Total Return4.02%
  Portfolio Turnover Rate44%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(5.2%)
Others (each less than 3.0%)	2.8%
Energy	3.4%
Short-Term Investments	3.5%
Securities Lending Collateral	4.8%
Financial	8.4%
Consumer, Cyclical	10.5%
Technology	20.4%
Industrial	21.5%
Consumer, Non-Cyclical	29.9%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Index Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Small-Cap Index Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.57%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$683,463,137
  # of Portfolio Holdings2,114
  Year-to-Date Total Return(2.06%)
  Portfolio Turnover Rate11%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
Consumer, Non-Cyclical
Industrial
Consumer, Cyclical
Technology
Securities Lending Collateral
Communications
Energy
Basic Materials
Utilities
Derivatives
Other Assets & Liabilities, Net
24.8%
21.7%
16.5%
10.8%
10.0%
5.6%
4.7%
4.5%
3.2%
3.2%
0.0%
(5.0%)
-10
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	(5.0%)
Derivatives	0.0%
Utilities	3.2%
Basic Materials	3.2%
Energy	4.5%
Communications	4.7%
Securities Lending Collateral	5.6%
Technology	10.0%
Consumer, Cyclical	10.8%
Industrial	16.5%
Consumer, Non-Cyclical	21.7%
Financial	24.8%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Small-Cap Index Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$18	0.37%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$683,463,137
  # of Portfolio Holdings2,114
  Year-to-Date Total Return(1.96%)
  Portfolio Turnover Rate11%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(5.0%)
Derivatives	0.0%
Utilities	3.2%
Basic Materials	3.2%
Energy	4.5%
Communications	4.7%
Securities Lending Collateral	5.6%
Technology	10.0%
Consumer, Cyclical	10.8%
Industrial	16.5%
Consumer, Non-Cyclical	21.7%
Financial	24.8%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Plus Bond Alpha Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Small-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.70%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$98,305,758
  # of Portfolio Holdings341
  Year-to-Date Total Return(2.03%)
  Portfolio Turnover Rate8%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
52.3%
Asset-Backed Securities
17.5%
Short-Term Investments
11.9%
U.S. Treasury Obligations
10.1%
Mortgage-Backed Securities
4.5%
Derivatives
2.1%
Other Assets and Liabilities, Net
1.6%
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	1.6%
Derivatives	2.1%
Mortgage-Backed Securities	4.5%
U.S. Treasury Obligations	10.1%
Short-Term Investments	11.9%
Asset-Backed Securities	17.5%
Corporate Bonds & Notes	52.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Plus Bond Alpha Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Small-Cap Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$25	0.50%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$98,305,758
  # of Portfolio Holdings341
  Year-to-Date Total Return(1.93%)
  Portfolio Turnover Rate8%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.6%
Derivatives	2.1%
Mortgage-Backed Securities	4.5%
U.S. Treasury Obligations	10.1%
Short-Term Investments	11.9%
Asset-Backed Securities	17.5%
Corporate Bonds & Notes	52.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Value Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Small-Cap Value Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.83%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$333,517,109
  # of Portfolio Holdings524
  Year-to-Date Total Return(4.93%)
  Portfolio Turnover Rate26%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
28.9%
Consumer, Cyclical
20.4%
Industrial
15.5%
Energy
14.0%
Consumer, Non-Cyclical
11.8%
Basic Materials
4.2%
Securities Lending Collateral
3.3%
Communications
3.0%
Others (each less than 3.0%)
1.7%
Other Assets & Liabilities, Net
(2.8%)
-10
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	(2.8%)
Others (each less than 3.0%)	1.7%
Communications	3.0%
Securities Lending Collateral	3.3%
Basic Materials	4.2%
Consumer, Non-Cyclical	11.8%
Energy	14.0%
Industrial	15.5%
Consumer, Cyclical	20.4%
Financial	28.9%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Small-Cap Value Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Small-Cap Value Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$30	0.63%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$333,517,109
  # of Portfolio Holdings524
  Year-to-Date Total Return(4.84%)
  Portfolio Turnover Rate26%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(2.8%)
Others (each less than 3.0%)	1.7%
Communications	3.0%
Securities Lending Collateral	3.3%
Basic Materials	4.2%
Consumer, Non-Cyclical	11.8%
Energy	14.0%
Industrial	15.5%
Consumer, Cyclical	20.4%
Financial	28.9%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Value Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Value Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.87%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$1,117,996,161
  # of Portfolio Holdings77
  Year-to-Date Total Return7.19%
  Portfolio Turnover Rate22%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
23.6%
Consumer, Non-Cyclical
21.8%
Industrial
11.5%
Communications
10.7%
Consumer, Cyclical
10.5%
Technology
7.2%
Energy
5.7%
Utilities
4.4%
Securities Lending Collateral
3.8%
Basic Materials
3.2%
Derivatives
(0.1%)
Other Assets & Liabilities, Net
(2.3%)
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	(2.3%)
Derivatives	(0.1%)
Basic Materials	3.2%
Securities Lending Collateral	3.8%
Utilities	4.4%
Energy	5.7%
Technology	7.2%
Consumer, Cyclical	10.5%
Communications	10.7%
Industrial	11.5%
Consumer, Non-Cyclical	21.8%
Financial	23.6%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Value Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Value Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$34	0.67%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$1,117,996,161
  # of Portfolio Holdings77
  Year-to-Date Total Return7.30%
  Portfolio Turnover Rate22%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(2.3%)
Derivatives	(0.1%)
Basic Materials	3.2%
Securities Lending Collateral	3.8%
Utilities	4.4%
Energy	5.7%
Technology	7.2%
Consumer, Cyclical	10.5%
Communications	10.7%
Industrial	11.5%
Consumer, Non-Cyclical	21.8%
Financial	23.6%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Value Advantage Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Value Advantage Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.88%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$794,813,456
  # of Portfolio Holdings125
  Year-to-Date Total Return3.32%
  Portfolio Turnover Rate28%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
34.9%
Consumer, Non-Cyclical
22.6%
Industrial
13.8%
Communications
6.5%
Energy
6.1%
Consumer, Cyclical
5.4%
Technology
4.6%
Others (each less than 3.0%)
4.7%
Other Assets & Liabilities, Net
1.4%
0
20
40

Value	Value
Other Assets & Liabilities, Net	1.4%
Others (each less than 3.0%)	4.7%
Technology	4.6%
Consumer, Cyclical	5.4%
Energy	6.1%
Communications	6.5%
Industrial	13.8%
Consumer, Non-Cyclical	22.6%
Financial	34.9%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Value Advantage Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Value Advantage Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$34	0.68%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$794,813,456
  # of Portfolio Holdings125
  Year-to-Date Total Return3.42%
  Portfolio Turnover Rate28%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	1.4%
Others (each less than 3.0%)	4.7%
Technology	4.6%
Consumer, Cyclical	5.4%
Energy	6.1%
Communications	6.5%
Industrial	13.8%
Consumer, Non-Cyclical	22.6%
Financial	34.9%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Emerging Markets Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Emerging Markets Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$58	1.09%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$552,571,282
  # of Portfolio Holdings278
  Year-to-Date Total Return14.41%
  Portfolio Turnover Rate122%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.3%
Derivatives	0.0%
Others (each less than 3.0%)	1.6%
Energy	3.0%
Consumer, Cyclical	3.7%
Consumer, Non-Cyclical	5.9%
Basic Materials	6.8%
Industrial	8.9%
Communications	18.6%
Technology	23.4%
Financial	27.8%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.3%
Derivatives	0.0%
Others (each less than 3.0%)	15.5%
Saudi Arabia	4.1%
Brazil	5.0%
South Korea	10.9%
India	17.5%
Taiwan	19.2%
China	27.5%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Emerging Markets Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Emerging Markets Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$47	0.89%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$552,571,282
  # of Portfolio Holdings278
  Year-to-Date Total Return14.53%
  Portfolio Turnover Rate122%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.3%
Derivatives	0.0%
Others (each less than 3.0%)	1.6%
Energy	3.0%
Consumer, Cyclical	3.7%
Consumer, Non-Cyclical	5.9%
Basic Materials	6.8%
Industrial	8.9%
Communications	18.6%
Technology	23.4%
Financial	27.8%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.3%
Derivatives	0.0%
Others (each less than 3.0%)	15.5%
Saudi Arabia	4.1%
Brazil	5.0%
South Korea	10.9%
India	17.5%
Taiwan	19.2%
China	27.5%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Equity Plus Bond Alpha Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the International Equity Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.67%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$274,428,266
  # of Portfolio Holdings394
  Year-to-Date Total Return19.71%
  Portfolio Turnover Rate5%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Corporate Bonds & Notes
52.4%
Short-Term Investments
16.2%
Asset-Backed Securities
16.0%
U.S. Treasury Obligations
9.5%
Mortgage-Backed Securities
4.2%
Derivatives
0.4%
Other Assets and Liabilities, Net
1.3%
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	1.3%
Derivatives	0.4%
Mortgage-Backed Securities	4.2%
U.S. Treasury Obligations	9.5%
Asset-Backed Securities	16.0%
Short-Term Investments	16.2%
Corporate Bonds & Notes	52.4%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Equity Plus Bond Alpha Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the International Equity Plus Bond Alpha Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$26	0.47%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$274,428,266
  # of Portfolio Holdings394
  Year-to-Date Total Return19.83%
  Portfolio Turnover Rate5%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.3%
Derivatives	0.4%
Mortgage-Backed Securities	4.2%
U.S. Treasury Obligations	9.5%
Asset-Backed Securities	16.0%
Short-Term Investments	16.2%
Corporate Bonds & Notes	52.4%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the International Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.99%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$608,409,588
  # of Portfolio Holdings69
  Year-to-Date Total Return16.89%
  Portfolio Turnover Rate38%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	4.4%
Communications	8.8%
Technology	13.3%
Consumer, Cyclical	13.3%
Industrial	15.3%
Financial	18.3%
Consumer, Non-Cyclical	25.7%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	13.8%
Spain	3.4%
Switzerland	3.6%
China	3.8%
Netherlands	4.9%
Italy	5.0%
United States	5.1%
Canada	6.8%
Germany	9.4%
France	11.1%
Japan	15.1%
United Kingdom	17.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the International Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$43	0.79%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$608,409,588
  # of Portfolio Holdings69
  Year-to-Date Total Return17.01%
  Portfolio Turnover Rate38%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	4.4%
Communications	8.8%
Technology	13.3%
Consumer, Cyclical	13.3%
Industrial	15.3%
Financial	18.3%
Consumer, Non-Cyclical	25.7%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.9%
Others (each less than 3.0%)	13.8%
Spain	3.4%
Switzerland	3.6%
China	3.8%
Netherlands	4.9%
Italy	5.0%
United States	5.1%
Canada	6.8%
Germany	9.4%
France	11.1%
Japan	15.1%
United Kingdom	17.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Large-Cap Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the International Large-Cap Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	1.00%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$1,232,909,865
  # of Portfolio Holdings81
  Year-to-Date Total Return17.32%
  Portfolio Turnover Rate8%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.1%
Others (each less than 3.0%)	7.9%
Basic Materials	5.8%
Technology	9.8%
Consumer, Cyclical	13.0%
Industrial	16.5%
Financial	21.4%
Consumer, Non-Cyclical	24.5%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.1%
Others (each less than 3.0%)	17.4%
Canada	3.2%
Italy	4.1%
Switzerland	6.1%
Germany	8.8%
United Kingdom	10.5%
United States (Includes Short-Term Investments)	13.8%
France	15.6%
Japan	19.4%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Large-Cap Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the International Large-Cap Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$43	0.80%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$1,232,909,865
  # of Portfolio Holdings81
  Year-to-Date Total Return17.43%
  Portfolio Turnover Rate8%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.1%
Others (each less than 3.0%)	7.9%
Basic Materials	5.8%
Technology	9.8%
Consumer, Cyclical	13.0%
Industrial	16.5%
Financial	21.4%
Consumer, Non-Cyclical	24.5%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.1%
Others (each less than 3.0%)	17.4%
Canada	3.2%
Italy	4.1%
Switzerland	6.1%
Germany	8.8%
United Kingdom	10.5%
United States (Includes Short-Term Investments)	13.8%
France	15.6%
Japan	19.4%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Small-Cap Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the International Small-Cap Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$60	1.10%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$434,934,612
  # of Portfolio Holdings164
  Year-to-Date Total Return18.73%
  Portfolio Turnover Rate43%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(1.0%)
Others (each less than 3.0%)	3.1%
Communications	3.1%
Exchange-Traded Funds	3.9%
Securities Lending Collateral	4.0%
Energy	4.8%
Technology	7.0%
Consumer, Cyclical	13.2%
Consumer, Non-Cyclical	18.0%
Financial	19.0%
Industrial	24.9%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(1.0%)
Others (each less than 3.0%)	29.5%
France	3.1%
Italy	3.2%
Austria	3.4%
United States	3.5%
Australia	3.6%
Taiwan	3.9%
Securities Lending Collateral	4.0%
Spain	4.4%
China	4.6%
United Kingdom	13.3%
Japan	24.5%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Small-Cap Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the International Small-Cap Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$49	0.90%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$434,934,612
  # of Portfolio Holdings164
  Year-to-Date Total Return18.85%
  Portfolio Turnover Rate43%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(1.0%)
Others (each less than 3.0%)	3.1%
Communications	3.1%
Exchange-Traded Funds	3.9%
Securities Lending Collateral	4.0%
Energy	4.8%
Technology	7.0%
Consumer, Cyclical	13.2%
Consumer, Non-Cyclical	18.0%
Financial	19.0%
Industrial	24.9%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	(1.0%)
Others (each less than 3.0%)	29.5%
France	3.1%
Italy	3.2%
Austria	3.4%
United States	3.5%
Australia	3.6%
Taiwan	3.9%
Securities Lending Collateral	4.0%
Spain	4.4%
China	4.6%
United Kingdom	13.3%
Japan	24.5%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Value Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the International Value Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.91%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$1,191,873,924
  # of Portfolio Holdings143
  Year-to-Date Total Return28.65%
  Portfolio Turnover Rate25%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.3%
Others (each less than 3.0%)	4.0%
Basic Materials	5.1%
Industrial	5.7%
Energy	7.2%
Communications	11.9%
Consumer, Cyclical	13.5%
Consumer, Non-Cyclical	16.1%
Financial	35.2%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.3%
Others (each less than 3.0%)	21.4%
Brazil	4.6%
Italy	5.0%
South Korea	5.2%
Netherlands	5.4%
Germany	6.4%
United States	7.3%
United Kingdom	12.1%
France	12.6%
Japan	18.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

International Value Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the International Value Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$40	0.71%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$1,191,873,924
  # of Portfolio Holdings143
  Year-to-Date Total Return28.77%
  Portfolio Turnover Rate25%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.3%
Others (each less than 3.0%)	4.0%
Basic Materials	5.1%
Industrial	5.7%
Energy	7.2%
Communications	11.9%
Consumer, Cyclical	13.5%
Consumer, Non-Cyclical	16.1%
Financial	35.2%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	1.3%
Others (each less than 3.0%)	21.4%
Brazil	4.6%
Italy	5.0%
South Korea	5.2%
Netherlands	5.4%
Germany	6.4%
United States	7.3%
United Kingdom	12.1%
France	12.6%
Japan	18.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Health Sciences Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Health Sciences Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	1.15%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$355,315,332
  # of Portfolio Holdings118
  Year-to-Date Total Return(0.93%)
  Portfolio Turnover Rate29%

What did the Fund invest in?

Industry Weightings

Medical-Drugs
25.5%
Medical-Biomedical/Gene
16.6%
Medical Products
15.0%
Medical Instruments
13.6%
Medical-HMO
8.1%
Diagnostic Equipment
5.7%
Medical-Wholesale Drug Distributors
3.3%
Others (each less than 3.0%)
10.7%
Other Assets and Liabilities, Net
1.5%
0
10
20
30

Value	Value
Other Assets and Liabilities, Net	1.5%
Others (each less than 3.0%)	10.7%
Medical-Wholesale Drug Distributors	3.3%
Diagnostic Equipment	5.7%
Medical-HMO	8.1%
Medical Instruments	13.6%
Medical Products	15.0%
Medical-Biomedical/Gene	16.6%
Medical-Drugs	25.5%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Health Sciences Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Health Sciences Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$47	0.95%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$355,315,332
  # of Portfolio Holdings118
  Year-to-Date Total Return(0.83%)
  Portfolio Turnover Rate29%

What did the Fund invest in?

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	1.5%
Others (each less than 3.0%)	10.7%
Medical-Wholesale Drug Distributors	3.3%
Diagnostic Equipment	5.7%
Medical-HMO	8.1%
Medical Instruments	13.6%
Medical Products	15.0%
Medical-Biomedical/Gene	16.6%
Medical-Drugs	25.5%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Real Estate Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Real Estate Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	1.00%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$384,319,095
  # of Portfolio Holdings35
  Year-to-Date Total Return0.72%
  Portfolio Turnover Rate40%

What did the Fund invest in?

Industry Weightings

REITS-Health Care
23.3%
REITS-Diversified
22.3%
REITS-Apartments
17.0%
REITS-Warehouse/Industrial
11.1%
REITS-Storage
7.1%
REITS-Shopping Centers
4.9%
REITS-Office Property
4.6%
REITS-Regional Malls
3.3%
Others (each less than 3.0%)
5.4%
Other Assets and Liabilities, Net
1.0%
0
10
20
30

Value	Value
Other Assets and Liabilities, Net	1.0%
Others (each less than 3.0%)	5.4%
REITS-Regional Malls	3.3%
REITS-Office Property	4.6%
REITS-Shopping Centers	4.9%
REITS-Storage	7.1%
REITS-Warehouse/Industrial	11.1%
REITS-Apartments	17.0%
REITS-Diversified	22.3%
REITS-Health Care	23.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Real Estate Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Real Estate Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$40	0.80%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$384,319,095
  # of Portfolio Holdings35
  Year-to-Date Total Return0.82%
  Portfolio Turnover Rate40%

What did the Fund invest in?

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	1.0%
Others (each less than 3.0%)	5.4%
REITS-Regional Malls	3.3%
REITS-Office Property	4.6%
REITS-Shopping Centers	4.9%
REITS-Storage	7.1%
REITS-Warehouse/Industrial	11.1%
REITS-Apartments	17.0%
REITS-Diversified	22.3%
REITS-Health Care	23.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Technology Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Technology Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	1.04%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$420,484,758
  # of Portfolio Holdings43
  Year-to-Date Total Return6.15%
  Portfolio Turnover Rate23%

What did the Fund invest in?

Industry Weightings

Electronic Components-Semiconductor
40.1%
Applications Software
15.1%
Computers
10.2%
Semicon Component-Integrator Circuit
5.8%
Enterprise Software/Services
4.3%
Networking Products
4.2%
Computer Software
3.6%
Internet Application Software
3.2%
Others (each less than 3.0%)
13.2%
Other Assets and Liabilities, Net
0.3%
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	0.3%
Others (each less than 3.0%)	13.2%
Internet Application Software	3.2%
Computer Software	3.6%
Networking Products	4.2%
Enterprise Software/Services	4.3%
Semicon Component-Integrator Circuit	5.8%
Computers	10.2%
Applications Software	15.1%
Electronic Components-Semiconductor	40.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Technology Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Technology Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$43	0.84%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$420,484,758
  # of Portfolio Holdings43
  Year-to-Date Total Return6.26%
  Portfolio Turnover Rate23%

What did the Fund invest in?

Industry Weightings

Value	Value
Other Assets and Liabilities, Net	0.3%
Others (each less than 3.0%)	13.2%
Internet Application Software	3.2%
Computer Software	3.6%
Networking Products	4.2%
Enterprise Software/Services	4.3%
Semicon Component-Integrator Circuit	5.8%
Computers	10.2%
Applications Software	15.1%
Electronic Components-Semiconductor	40.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

ESG Diversified Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the ESG Diversified Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$30,536,951
  # of Portfolio Holdings9
  Year-to-Date Total Return5.37%
  Portfolio Turnover Rate28%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Equity Mutual Funds
62.6%
Fixed Income Mutual Funds
37.5%
Other Assets & Liabilities, Net
(0.1%)
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Fixed Income Mutual Funds	37.5%
Equity Mutual Funds	62.6%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

ESG Diversified Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the ESG Diversified Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$15	0.30%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$30,536,951
  # of Portfolio Holdings9
  Year-to-Date Total Return5.48%
  Portfolio Turnover Rate28%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Fixed Income Mutual Funds	37.5%
Equity Mutual Funds	62.6%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

ESG Diversified Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the ESG Diversified Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.50%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$24,773,239
  # of Portfolio Holdings9
  Year-to-Date Total Return6.13%
  Portfolio Turnover Rate20%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Equity Mutual Funds
79.1%
Fixed Income Mutual Funds
21.0%
Other Assets & Liabilities, Net
(0.1%)
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Fixed Income Mutual Funds	21.0%
Equity Mutual Funds	79.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

ESG Diversified Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the ESG Diversified Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$15	0.30%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$24,773,239
  # of Portfolio Holdings9
  Year-to-Date Total Return6.23%
  Portfolio Turnover Rate20%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Fixed Income Mutual Funds	21.0%
Equity Mutual Funds	79.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PSF Avantis Balanced Allocation Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the PSF Avantis Balanced Allocation Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.40%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$317,894,852
  # of Portfolio Holdings13
  Year-to-Date Total Return6.45%
  Portfolio Turnover Rate29%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Equity Exchange-Traded Funds
61.4%
Fixed Income Exchange-Traded Funds
22.2%
Fixed Income Mutual Funds
14.4%
Equity Mutual Funds
2.0%
Securities Lending Collateral
0.3%
Other Assets & Liabilities, Net
(0.3%)
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(0.3%)
Securities Lending Collateral	0.3%
Equity Mutual Funds	2.0%
Fixed Income Mutual Funds	14.4%
Fixed Income Exchange-Traded Funds	22.2%
Equity Exchange-Traded Funds	61.4%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PSF Avantis Balanced Allocation Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the PSF Avantis Balanced Allocation Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$10	0.20%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$317,894,852
  # of Portfolio Holdings13
  Year-to-Date Total Return6.56%
  Portfolio Turnover Rate29%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.3%)
Securities Lending Collateral	0.3%
Equity Mutual Funds	2.0%
Fixed Income Mutual Funds	14.4%
Fixed Income Exchange-Traded Funds	22.2%
Equity Exchange-Traded Funds	61.4%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Conservative Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Pacific Dynamix - Conservative Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.39%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$477,951,027
  # of Portfolio Holdings9
  Year-to-Date Total Return5.61%
  Portfolio Turnover Rate14%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Fixed Income Funds
56.3%
Affiliated Equity Funds
43.7%
Other Assets & Liabilities, Net
(0.0%)
0
20
40
60

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	43.7%
Affiliated Fixed Income Funds	56.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Conservative Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Pacific Dynamix - Conservative Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$10	0.19%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$477,951,027
  # of Portfolio Holdings9
  Year-to-Date Total Return5.71%
  Portfolio Turnover Rate14%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	43.7%
Affiliated Fixed Income Funds	56.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Moderate Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Pacific Dynamix - Moderate Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.39%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$2,517,193,930
  # of Portfolio Holdings9
  Year-to-Date Total Return6.05%
  Portfolio Turnover Rate14%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Equity Funds
62.7%
Affiliated Fixed Income Funds
37.3%
Other Assets & Liabilities, Net
(0.0%)
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	37.3%
Affiliated Equity Funds	62.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Moderate Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Pacific Dynamix - Moderate Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$10	0.19%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$2,517,193,930
  # of Portfolio Holdings9
  Year-to-Date Total Return6.15%
  Portfolio Turnover Rate14%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	37.3%
Affiliated Equity Funds	62.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Pacific Dynamix - Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.37%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$2,047,045,425
  # of Portfolio Holdings10
  Year-to-Date Total Return7.14%
  Portfolio Turnover Rate15%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Equity Funds
79.1%
Affiliated Fixed Income Funds
20.9%
Other Assets & Liabilities, Net
(0.0%)
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	20.9%
Affiliated Equity Funds	79.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Pacific Dynamix - Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.17%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$2,047,045,425
  # of Portfolio Holdings10
  Year-to-Date Total Return7.24%
  Portfolio Turnover Rate15%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	20.9%
Affiliated Equity Funds	79.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Aggressive Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Pacific Dynamix - Aggressive Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$20	0.38%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$14,197,766
  # of Portfolio Holdings10
  Year-to-Date Total Return8.23%
  Portfolio Turnover Rate27%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Equity Funds
94.2%
Affiliated Fixed Income Funds
5.9%
Other Assets & Liabilities, Net
(0.1%)
0
40
80
120

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Affiliated Fixed Income Funds	5.9%
Affiliated Equity Funds	94.2%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Pacific Dynamix - Aggressive Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Pacific Dynamix - Aggressive Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.17%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$14,197,766
  # of Portfolio Holdings10
  Year-to-Date Total Return8.34%
  Portfolio Turnover Rate27%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.1%)
Affiliated Fixed Income Funds	5.9%
Affiliated Equity Funds	94.2%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Conservative Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Portfolio Optimization Conservative Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$943,982,224
  # of Portfolio Holdings35
  Year-to-Date Total Return4.98%
  Portfolio Turnover Rate26%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Fixed Income Funds
72.3%
Affiliated Equity Funds
27.7%
Other Assets & Liabilities, Net
(0.0%)
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	27.7%
Affiliated Fixed Income Funds	72.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Conservative Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Portfolio Optimization Conservative Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$6	0.12%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$943,982,224
  # of Portfolio Holdings35
  Year-to-Date Total Return5.09%
  Portfolio Turnover Rate26%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	27.7%
Affiliated Fixed Income Funds	72.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Moderate-Conservative Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Portfolio Optimization Moderate-Conservative Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$1,400,894,075
  # of Portfolio Holdings34
  Year-to-Date Total Return6.01%
  Portfolio Turnover Rate25%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	43.7%
Affiliated Fixed Income Funds	56.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Moderate-Conservative Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Portfolio Optimization Moderate-Conservative Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$6	0.12%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$1,400,894,075
  # of Portfolio Holdings34
  Year-to-Date Total Return6.11%
  Portfolio Turnover Rate25%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Equity Funds	43.7%
Affiliated Fixed Income Funds	56.3%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Moderate Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Portfolio Optimization Moderate Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$6,560,480,132
  # of Portfolio Holdings35
  Year-to-Date Total Return6.30%
  Portfolio Turnover Rate27%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	37.3%
Affiliated Equity Funds	62.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Moderate Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Portfolio Optimization Moderate Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$6	0.12%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$6,560,480,132
  # of Portfolio Holdings35
  Year-to-Date Total Return6.41%
  Portfolio Turnover Rate27%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	37.3%
Affiliated Equity Funds	62.7%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Portfolio Optimization Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.32%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$6,267,418,782
  # of Portfolio Holdings35
  Year-to-Date Total Return7.38%
  Portfolio Turnover Rate26%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Equity Funds
79.2%
Affiliated Fixed Income Funds
20.8%
Other Assets & Liabilities, Net
(0.0%)
0
30
60
90

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	20.8%
Affiliated Equity Funds	79.2%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Portfolio Optimization Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$6	0.12%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$6,267,418,782
  # of Portfolio Holdings35
  Year-to-Date Total Return7.49%
  Portfolio Turnover Rate26%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	20.8%
Affiliated Equity Funds	79.2%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Aggressive-Growth Portfolio

Class I

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Portfolio Optimization Aggressive-Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.32%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$1,622,226,173
  # of Portfolio Holdings34
  Year-to-Date Total Return8.41%
  Portfolio Turnover Rate22%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Affiliated Equity Funds
94.1%
Affiliated Fixed Income Funds
5.9%
Other Assets & Liabilities, Net
(0.0%)
0
40
80
120

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	5.9%
Affiliated Equity Funds	94.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Portfolio Optimization Aggressive-Growth Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the Portfolio Optimization Aggressive-Growth Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$6	0.12%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$1,622,226,173
  # of Portfolio Holdings34
  Year-to-Date Total Return8.51%
  Portfolio Turnover Rate22%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

Value	Value
Other Assets & Liabilities, Net	(0.0%)
Affiliated Fixed Income Funds	5.9%
Affiliated Equity Funds	94.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD 1-3 Year Corporate Bond Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the PD 1-3 Year Corporate Bond Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$11	0.22%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$281,648,489
  # of Portfolio Holdings676
  Year-to-Date Total Return2.95%
  Portfolio Turnover Rate40%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
47.0%
Consumer, Non-Cyclical
13.7%
Technology
7.9%
Consumer, Cyclical
7.4%
Utilities
6.0%
Industrial
5.8%
Communications
5.3%
Energy
4.3%
Others (each less than 3.0%)
1.2%
Other Assets & Liabilities, Net
1.4%
0
20
40
60

Value	Value
Other Assets & Liabilities, Net	1.4%
Others (each less than 3.0%)	1.2%
Energy	4.3%
Communications	5.3%
Industrial	5.8%
Utilities	6.0%
Consumer, Cyclical	7.4%
Technology	7.9%
Consumer, Non-Cyclical	13.7%
Financial	47.0%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Aggregate Bond Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the PD Aggregate Bond Index Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$11	0.21%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$1,110,540,041
  # of Portfolio Holdings3,778
  Year-to-Date Total Return3.93%
  Portfolio Turnover Rate24%

What did the Fund invest in?

Fund's Composition (% of Total Net Assets)

U.S. Treasury Obligations
44.8%
Mortgage-Backed Securities
25.8%
Corporate Bonds & Notes
25.7%
Others (each less than 3.0%)
3.1%
Other Assets and Liabilities, Net
0.6%
0
20
40
60

Value	Value
Other Assets and Liabilities, Net	0.6%
Others (each less than 3.0%)	3.1%
Corporate Bonds & Notes	25.7%
Mortgage-Backed Securities	25.8%
U.S. Treasury Obligations	44.8%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD High Yield Bond Market Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the PD High Yield Bond Market Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$14	0.27%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$245,745,609
  # of Portfolio Holdings1,626
  Year-to-Date Total Return3.97%
  Portfolio Turnover Rate119%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Consumer, Cyclical 19.8%
Communications 15.7%
Consumer, Non-Cyclical 15.3%
Financial 12.4%
Industrial 11.0%
Energy 10.8%
Basic Materials 5.6%
Technology 4.5%
Utilities 3.1%
Others (each less than 3.0%) 1.1%
Other Assets & Liabilities, Net 0.7%
0
10
20

Value	Value
Other Assets & Liabilities, Net	0.7%
Others (each less than 3.0%)	1.1%
Utilities	3.1%
Technology	4.5%
Basic Materials	5.6%
Energy	10.8%
Industrial	11.0%
Financial	12.4%
Consumer, Non-Cyclical	15.3%
Communications	15.7%
Consumer, Cyclical	19.8%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Large-Cap Growth Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the PD Large-Cap Growth Index Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.17%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$1,103,481,785
  # of Portfolio Holdings380
  Year-to-Date Total Return6.05%
  Portfolio Turnover Rate20%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Technology
49.4%
Communications
18.9%
Consumer, Non-Cyclical
9.3%
Consumer, Cyclical
8.9%
Financial
6.2%
Industrial
4.0%
Others (each less than 3.0%)
2.4%
Derivatives
0.0%
Other Assets & Liabilities, Net
0.9%
0
20
40
60

Value	Value
Other Assets & Liabilities, Net	0.9%
Derivatives	0.0%
Others (each less than 3.0%)	2.4%
Industrial	4.0%
Financial	6.2%
Consumer, Cyclical	8.9%
Consumer, Non-Cyclical	9.3%
Communications	18.9%
Technology	49.4%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Large-Cap Value Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the PD Large-Cap Value Index Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$9	0.18%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$1,006,310,131
  # of Portfolio Holdings869
  Year-to-Date Total Return5.87%
  Portfolio Turnover Rate15%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
24.5%
Consumer, Non-Cyclical
19.6%
Industrial
12.3%
Communications
11.3%
Technology
9.3%
Consumer, Cyclical
7.9%
Energy
5.8%
Utilities
4.3%
Others (each less than 3.0%)
4.8%
Derivatives
0.0%
Other Assets & Liabilities, Net
0.2%
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	0.2%
Derivatives	0.0%
Others (each less than 3.0%)	4.8%
Utilities	4.3%
Energy	5.8%
Consumer, Cyclical	7.9%
Technology	9.3%
Communications	11.3%
Industrial	12.3%
Consumer, Non-Cyclical	19.6%
Financial	24.5%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Mid-Cap Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the PD Mid-Cap Index Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$10	0.20%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$276,716,473
  # of Portfolio Holdings822
  Year-to-Date Total Return4.69%
  Portfolio Turnover Rate16%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
19.6%
Consumer, Non-Cyclical
17.4%
Industrial
14.5%
Consumer, Cyclical
13.7%
Technology
12.4%
Energy
6.1%
Utilities
6.0%
Communications
5.7%
Basic Materials
3.0%
Others (each less than 3.0%)
1.9%
Derivatives
0.0%
Other Assets & Liabilities, Net
(0.3%)
0
10
20

Value	Value
Other Assets & Liabilities, Net	(0.3%)
Derivatives	0.0%
Others (each less than 3.0%)	1.9%
Basic Materials	3.0%
Communications	5.7%
Utilities	6.0%
Energy	6.1%
Technology	12.4%
Consumer, Cyclical	13.7%
Industrial	14.5%
Consumer, Non-Cyclical	17.4%
Financial	19.6%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Small-Cap Growth Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the PD Small-Cap Growth Index Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$14	0.28%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$45,683,191
  # of Portfolio Holdings1,130
  Year-to-Date Total Return(0.63%)
  Portfolio Turnover Rate25%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Consumer, Non-Cyclical
29.4%
Industrial
20.4%
Technology
15.3%
Financial
11.7%
Consumer, Cyclical
9.5%
Communications
6.1%
Others (each less than 3.0%)
9.1%
Derivatives
0.0%
Other Assets & Liabilities, Net
(1.5%)
-10
0
10
20
30

Value	Value
Other Assets & Liabilities, Net	(1.5%)
Derivatives	0.0%
Others (each less than 3.0%)	9.1%
Communications	6.1%
Consumer, Cyclical	9.5%
Financial	11.7%
Technology	15.3%
Industrial	20.4%
Consumer, Non-Cyclical	29.4%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Small-Cap Value Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the PD Small-Cap Value Index Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$10	0.21%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$180,412,486
  # of Portfolio Holdings1,412
  Year-to-Date Total Return(3.19%)
  Portfolio Turnover Rate44%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Financial
38.1%
Consumer, Non-Cyclical
12.8%
Consumer, Cyclical
11.9%
Industrial
11.8%
Energy
6.4%
Utilities
5.9%
Technology
4.0%
Basic Materials
3.5%
Communications
3.0%
Others (each less than 3.0%)
3.0%
Derivatives
0.0%
Other Assets & Liabilities, Net
(0.4%)
0
20
40

Value	Value
Other Assets & Liabilities, Net	(0.4%)
Derivatives	0.0%
Others (each less than 3.0%)	3.0%
Communications	3.0%
Basic Materials	3.5%
Technology	4.0%
Utilities	5.9%
Energy	6.4%
Industrial	11.8%
Consumer, Cyclical	11.9%
Consumer, Non-Cyclical	12.8%
Financial	38.1%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD Emerging Markets Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the PD Emerging Markets Index Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$75	1.41%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$31,058,694
  # of Portfolio Holdings1,225
  Year-to-Date Total Return14.29%
  Portfolio Turnover Rate5%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.1%
Derivatives	0.0%
Others (each less than 3.0%)	2.9%
Energy	4.4%
Basic Materials	5.0%
Consumer, Non-Cyclical	7.6%
Consumer, Cyclical	8.1%
Industrial	8.1%
Communications	17.1%
Technology	20.5%
Financial	26.2%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.1%
Derivatives	0.0%
Others (each less than 3.0%)	16.1%
Saudi Arabia	3.5%
Brazil	4.3%
South Korea	10.7%
India	18.1%
Taiwan	18.8%
China	28.4%

Householding

To help reduce expenses, environmental waste and the volume of mail you receive, only one copy of regulatory documents (including the shareholder reports) may be mailed to variable product owners who share the same household address (Householding). You may elect to participate in Householding by contacting us. If you are already Householding but no longer wish to participate, you may opt out by contacting us.

Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

PD International Large-Cap Index Portfolio

Class P

Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the PD International Large-Cap Index Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at http://www.pacificlife.com/pacificselectfund.html. You can also request this information free of charge by contacting us toll-free at 800-722-4448 or sending an email request to PSFdocumentrequest@pacificlife.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment; costs paid as a percentage of a $10,000 investment is annualized)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$12	0.22%

Key Fund Statistics as of June 30, 2025

  Total Net Assets$776,973,506
  # of Portfolio Holdings331
  Year-to-Date Total Return19.33%
  Portfolio Turnover Rate11%

What did the Fund invest in?

Sector Allocation (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.7%
Derivatives	0.0%
Others (each less than 3.0%)	4.5%
Energy	4.7%
Basic Materials	4.8%
Communications	5.5%
Technology	6.9%
Consumer, Cyclical	11.7%
Industrial	14.2%
Consumer, Non-Cyclical	20.1%
Financial	26.9%

Country of Risk (% of Total Net Assets)

Value	Value
Other Assets and Liabilities, Net	0.7%
Derivatives	0.0%
Others (each less than 3.0%)	13.9%
Spain	3.0%
Netherlands	3.9%
Switzerland	4.1%
Australia	5.7%
France	9.3%
Germany	9.8%
United Kingdom	10.1%
United States (Includes Short-Term Investments)	10.8%
Canada	11.1%
Japan	17.6%

Householding

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Availability of Additional Information

For additional information about the Fund (including its prospectus, financial information, holdings and proxy voting information), please scan the QR code or visit www.pacificlife.com/pacificselectfund.html.  You can also contact us toll-free at 800-722-4448 or send an email request to PSFdocumentrequest@pacificlife.com for a free copy of these documents.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Registrant’s Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PACIFIC SELECT FUND
Semi-Annual Financial Statements and Financial Highlights
Table OF contents
Schedule of Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1
Financial Statements:

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 55.0%
Basic Materials - 0.7%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 1,560,000 $ 1,504,796
6.415% due 07/15/27  344,000 356,469
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 349,000 352,642
5.338% due 04/04/27 ~ 1,050,000 1,064,933
Mosaic Co.
4.050% due 11/15/27  600,000 595,814
3,874,654
Communications - 2.0%
AT&T, Inc.
1.700% due 03/25/26  1,600,000 1,568,187
2.950% due 07/15/26  1,060,000 1,044,165
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.750% due 02/15/28  1,560,000 1,531,429
6.150% due 11/10/26  500,000 509,712
Discovery Communications LLC
3.950% due 03/20/28  1,283,000 1,226,869
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  60,000 58,733
3.200% due 03/15/27  1,200,000 1,176,954
3.625% due 12/15/25  1,100,000 1,095,213
Sprint LLC
7.625% due 03/01/26  1,250,000 1,262,094
T-Mobile USA, Inc.
2.625% due 04/15/26  1,075,000 1,059,031
10,532,387
Consumer, Cyclical - 3.6%
AutoZone, Inc.
3.125% due 04/21/26  60,000 59,303
5.050% due 07/15/26  1,800,000 1,811,818
5.125% due 06/15/30  255,000 261,539
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 936,000 948,335
5.000% due 01/15/27 ~ 600,000 605,973
Ford Motor Credit Co. LLC
5.800% due 03/05/27  2,000,000 2,016,520
5.850% due 05/17/27  2,200,000 2,217,653
6.950% due 06/10/26  1,600,000 1,622,159
General Motors Financial Co., Inc.
1.500% due 06/10/26  1,100,000 1,068,080
2.350% due 02/26/27  1,900,000 1,831,772
5.400% due 05/08/27  1,480,000 1,502,114
6.000% due 01/09/28  780,000 803,614
Hyundai Capital America
2.750% due 09/27/26 ~ 1,560,000 1,525,333
5.650% due 06/26/26 ~ 1,080,000 1,091,071
O'Reilly Automotive, Inc.
5.750% due 11/20/26  500,000 509,023
Ross Stores, Inc.
0.875% due 04/15/26  1,060,000 1,030,165
18,904,472
Consumer, Non-Cyclical - 5.6%
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  1,760,000 1,736,048
4.700% due 04/02/27  1,730,000 1,738,958
a
Principal
Amount Value
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26  $ 1,180,000 $ 1,155,724
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 548,000 543,031
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 2,100,000 2,134,919
Centene Corp.
4.250% due 12/15/27  2,060,000 2,030,073
Cigna Group
3.400% due 03/01/27  1,780,000 1,755,527
CVS Health Corp.
1.300% due 08/21/27  1,500,000 1,406,612
2.875% due 06/01/26  1,580,000 1,556,265
6.250% due 06/01/27  1,270,000 1,313,957
HCA, Inc.
3.125% due 03/15/27  1,660,000 1,626,059
4.500% due 02/15/27  1,080,000 1,080,451
5.000% due 03/01/28 † 692,000 702,486
5.200% due 06/01/28  80,000 81,751
Humana, Inc.
1.350% due 02/03/27  1,020,000 976,052
3.950% due 03/15/27  1,600,000 1,594,765
Imperial Brands Finance PLC (United Kingdom)
due 06/30/28 # ~ 492,000 492,027
6.125% due 07/27/27 ~ 500,000 516,310
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 711,000 721,855
JBS USA Holding Lux SARL/JBS USA Food Co./
JBS Lux Co. SARL
2.500% due 01/15/27  1,660,000 1,615,840
5.125% due 02/01/28  1,480,000 1,513,611
Mars, Inc.
4.450% due 03/01/27 ~ 682,000 684,657
4.600% due 03/01/28 ~ 1,157,000 1,166,646
Philip Morris International, Inc.
4.125% due 04/28/28  1,500,000 1,497,398
29,641,022
Energy - 5.7%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  1,560,000 1,545,299
5.000% due 12/15/29 ~ 620,000 625,889
Cenovus Energy, Inc. (Canada)
4.250% due 04/15/27  600,000 598,789
DCP Midstream Operating LP
5.625% due 07/15/27  1,808,000 1,849,015
Diamondback Energy, Inc.
5.200% due 04/18/27  1,660,000 1,683,431
Enbridge, Inc. (Canada)
5.250% due 04/05/27  1,570,000 1,593,631
5.300% due 04/05/29  1,340,000 1,376,829
5.900% due 11/15/26  1,600,000 1,628,907
Energy Transfer LP
3.900% due 07/15/26  2,300,000 2,285,506
6.050% due 12/01/26  1,160,000 1,184,792
EQT Corp.
3.125% due 05/15/26 ~ 480,000 472,702
3.900% due 10/01/27  1,463,000 1,444,043
Hess Corp.
4.300% due 04/01/27  1,680,000 1,676,797
MPLX LP
1.750% due 03/01/26  1,600,000 1,569,356
Northwest Pipeline LLC
4.000% due 04/01/27  1,760,000 1,749,369

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Occidental Petroleum Corp.
5.000% due 08/01/27  $ 2,200,000 $ 2,220,418
ONEOK, Inc.
4.000% due 07/13/27  1,300,000 1,292,050
4.250% due 09/24/27  1,720,000 1,717,972
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  594,000 567,977
4.500% due 12/15/26  1,600,000 1,602,852
Western Midstream Operating LP
4.650% due 07/01/26  1,680,000 1,676,860
30,362,484
Financial - 32.5%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 1,600,000 1,635,207
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  1,650,000 1,621,388
3.650% due 07/21/27  1,600,000 1,576,306
6.100% due 01/15/27  1,500,000 1,533,760
6.450% due 04/15/27  1,150,000 1,187,884
Ally Financial, Inc.
4.750% due 06/09/27  1,680,000 1,689,941
5.737% due 05/15/29  99,000 100,783
7.100% due 11/15/27  1,330,000 1,402,284
American Express Co.
5.098% due 02/16/28  1,640,000 1,659,210
5.389% due 07/28/27  40,000 40,406
American Tower Corp.
3.375% due 10/15/26  1,500,000 1,481,368
3.600% due 01/15/28  540,000 530,381
Aon North America, Inc.
5.125% due 03/01/27  600,000 607,347
ARES Capital Corp.
2.150% due 07/15/26  600,000 584,814
ARES Strategic Income Fund
5.450% due 09/09/28 ~ 317,000 317,226
5.700% due 03/15/28  1,061,000 1,069,923
Arthur J Gallagher & Co.
4.600% due 12/15/27  460,000 463,627
Athene Global Funding
1.608% due 06/29/26 ~ 900,000 875,586
4.860% due 08/27/26 ~ 500,000 502,257
4.950% due 01/07/27 ~ 2,100,000 2,114,700
5.516% due 03/25/27 ~ 120,000 122,050
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 100,000 98,169
4.950% due 01/15/28 ~ 2,923,000 2,939,584
6.375% due 05/04/28 ~ 500,000 521,616
Bank of America Corp.
1.658% due 03/11/27  1,780,000 1,746,351
3.559% due 04/23/27  1,760,000 1,747,601
3.824% due 01/20/28  1,780,000 1,765,030
4.948% due 07/22/28  1,180,000 1,193,834
5.819% due 09/15/29  1,640,000 1,708,701
5.933% due 09/15/27  1,760,000 1,791,135
Bank of Montreal (Canada)
4.567% due 09/10/27  1,720,000 1,724,433
5.266% due 12/11/26  600,000 608,674
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  1,720,000 1,723,378
Barclays PLC (United Kingdom)
2.279% due 11/24/27  1,400,000 1,358,006
a
Principal
Amount Value
4.837% due 09/10/28  $ 1,300,000 $ 1,310,295
5.501% due 08/09/28  790,000 805,876
5.674% due 03/12/28  1,600,000 1,630,879
5.829% due 05/09/27  1,800,000 1,818,621
Blackstone Private Credit Fund
3.250% due 03/15/27  60,000 58,371
7.300% due 11/27/28  1,500,000 1,600,322
BNP Paribas SA (France)
1.675% due 06/30/27 ~ 1,500,000 1,457,867
Brown & Brown, Inc.
4.600% due 12/23/26  489,000 491,460
4.700% due 06/23/28  272,000 274,377
Canadian Imperial Bank of Commerce (Canada)
5.926% due 10/02/26  60,000 61,192
Capital One Financial Corp.
1.878% due 11/02/27  1,560,000 1,507,280
5.468% due 02/01/29  1,540,000 1,577,284
7.149% due 10/29/27  1,570,000 1,622,596
Citigroup, Inc.
1.122% due 01/28/27  1,680,000 1,647,079
1.462% due 06/09/27  1,680,000 1,632,674
3.070% due 02/24/28  1,600,000 1,565,054
Citizens Bank NA
4.575% due 08/09/28  1,000,000 1,002,293
Corebridge Financial, Inc.
3.650% due 04/05/27  1,660,000 1,638,693
Corebridge Global Funding
4.900% due 01/07/28 ~ 245,000 248,807
5.750% due 07/02/26 ~ 560,000 567,239
Crown Castle, Inc.
1.050% due 07/15/26  500,000 481,681
3.700% due 06/15/26  1,400,000 1,388,171
4.000% due 03/01/27  1,160,000 1,153,650
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 2,000,000 1,932,513
4.298% due 04/01/28 ~ 1,300,000 1,295,773
5.427% due 03/01/28 ~ 700,000 712,317
Deutsche Bank AG (Germany)
2.311% due 11/16/27  1,600,000 1,552,870
5.371% due 09/09/27  600,000 615,570
5.373% due 01/10/29  1,350,000 1,374,032
5.706% due 02/08/28  1,150,000 1,169,287
7.146% due 07/13/27  1,150,000 1,179,276
Equitable America Global Funding
4.650% due 06/09/28 ~ 1,708,000 1,718,396
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 1,060,000 1,028,629
1.400% due 08/27/27 ~ 1,060,000 994,553
4.875% due 11/19/27 ~ 1,200,000 1,215,239
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 845,000 869,712
Goldman Sachs Bank USA
5.283% due 03/18/27  1,560,000 1,567,893
Goldman Sachs Group, Inc.
1.948% due 10/21/27  1,560,000 1,510,890
2.640% due 02/24/28  1,560,000 1,515,584
HPS Corporate Lending Fund
5.300% due 06/05/27 ~ 662,000 663,383
5.450% due 01/14/28  1,500,000 1,504,655
HSBC Holdings PLC (United Kingdom)
5.597% due 05/17/28  1,050,000 1,070,043
5.887% due 08/14/27  1,800,000 1,826,017
7.390% due 11/03/28  1,800,000 1,911,961

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Huntington Bancshares, Inc.
4.443% due 08/04/28  $ 1,130,000 $ 1,129,557
Huntington National Bank
5.065% (SOFR + 0.720%)
due 04/12/28 § 1,311,000 1,310,465
ING Groep NV (Netherlands)
4.858% due 03/25/29  1,117,000 1,128,582
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 1,600,000 1,579,556
Jackson Financial, Inc.
5.170% due 06/08/27  120,000 121,647
Jackson National Life Global Funding
4.900% due 01/13/27 ~ 474,000 477,565
5.315% (SOFR + 0.970%)
due 01/14/28 ~ § 1,500,000 1,505,596
5.550% due 07/02/27 ~ 1,700,000 1,735,310
JPMorgan Chase & Co.
1.470% due 09/22/27  1,080,000 1,042,225
1.578% due 04/22/27  1,680,000 1,641,338
2.069% due 06/01/29  1,970,000 1,848,080
2.182% due 06/01/28  1,680,000 1,615,326
2.947% due 02/24/28  1,700,000 1,661,707
5.012% due 01/23/30  1,680,000 1,711,312
5.040% due 01/23/28  790,000 797,745
Lloyds Banking Group PLC (United Kingdom)
5.454% (SOFR + 1.060%)
due 06/13/29 § 1,600,000 1,601,122
5.462% due 01/05/28  1,600,000 1,622,113
LPL Holdings, Inc.
4.900% due 04/03/28  550,000 554,289
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  1,800,000 1,747,883
5.414% due 09/13/28  1,600,000 1,636,257
Morgan Stanley
1.593% due 05/04/27  1,880,000 1,834,886
3.591% due 07/22/28 § 1,880,000 1,847,445
3.772% due 01/24/29  1,680,000 1,656,257
5.652% due 04/13/28  1,570,000 1,605,475
5.656% due 04/18/30  1,640,000 1,703,801
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  1,200,000 1,168,092
3.073% due 05/22/28  1,800,000 1,755,771
5.473% (SOFR + 1.100%)
due 05/23/29 § 1,580,000 1,581,195
5.516% due 09/30/28  1,400,000 1,430,204
PNC Financial Services Group, Inc.
5.102% due 07/23/27  800,000 806,216
5.300% due 01/21/28  1,860,000 1,888,584
6.615% due 10/20/27  2,100,000 2,159,397
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,169,000 1,186,675
Santander Holdings USA, Inc.
3.244% due 10/05/26  1,040,000 1,024,194
Societe Generale SA (France)
5.249% due 05/22/29 ~ 1,580,000 1,599,647
5.500% due 04/13/29 ~ 200,000 203,620
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  600,000 598,688
4.568% due 12/17/26  1,600,000 1,606,612
5.264% due 12/11/26  1,040,000 1,054,581
5.532% due 07/17/26  40,000 40,503
Truist Financial Corp.
1.125% due 08/03/27  1,700,000 1,598,328
a
Principal
Amount Value
1.267% due 03/02/27  $ 1,109,000 $ 1,084,405
4.873% due 01/26/29  1,060,000 1,072,529
5.435% due 01/24/30  80,000 82,414
6.047% due 06/08/27  1,730,000 1,753,585
U.S. Bancorp
3.100% due 04/27/26  50,000 49,505
6.787% due 10/26/27  1,660,000 1,709,262
U.S. Bank NA
5.279% (SOFR + 0.910%)
due 05/15/28 § 1,600,000 1,604,820
UBS AG (Switzerland)
5.000% due 07/09/27  600,000 609,385
UBS Group AG (Switzerland)
1.364% due 01/30/27 ~ 200,000 196,385
1.494% due 08/10/27 ~ 1,700,000 1,644,559
6.442% due 08/11/28 ~ 2,000,000 2,078,496
VICI Properties LP
4.750% due 02/15/28  1,640,000 1,649,682
4.750% due 04/01/28  87,000 87,732
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 1,340,000 1,332,298
Wells Fargo & Co.
2.393% due 06/02/28  1,580,000 1,522,860
3.196% due 06/17/27  1,600,000 1,581,159
3.526% due 03/24/28  1,520,000 1,499,109
4.900% due 01/24/28  1,098,000 1,106,308
5.707% due 04/22/28  1,810,000 1,849,918
6.303% due 10/23/29  660,000 697,660
Western Union Co.
1.350% due 03/15/26  1,060,000 1,035,378
171,878,609
Industrial - 1.0%
Amrize Finance U.S. LLC
4.600% due 04/07/27 ~ 466,000 468,092
Boeing Co.
2.196% due 02/04/26  1,100,000 1,082,987
3.100% due 05/01/26  500,000 493,482
6.259% due 05/01/27  670,000 689,582
CNH Industrial Capital LLC
1.450% due 07/15/26  1,060,000 1,026,814
4.500% due 10/08/27  600,000 601,865
Ingersoll Rand, Inc.
5.197% due 06/15/27  660,000 671,156
5,033,978
Technology - 1.5%
Broadcom, Inc.
4.150% due 02/15/28  640,000 638,258
5.050% due 07/12/27  540,000 547,929
Dell International LLC/EMC Corp.
4.900% due 10/01/26  1,660,000 1,667,866
6.020% due 06/15/26  1,660,000 1,675,972
Marvell Technology, Inc.
1.650% due 04/15/26  600,000 586,494
Micron Technology, Inc.
5.327% due 02/06/29  770,000 788,438
6.750% due 11/01/29  490,000 529,760
VMware LLC
1.400% due 08/15/26  1,540,000 1,489,863
7,924,580

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Utilities - 2.4%
AES Corp.
1.375% due 01/15/26  $ 1,660,000 $ 1,628,624
5.450% due 06/01/28  60,000 61,329
Cleco Corporate Holdings LLC
3.743% due 05/01/26  560,000 556,148
Dominion Energy, Inc.
1.450% due 04/15/26  1,900,000 1,854,809
2.850% due 08/15/26  760,000 747,241
Exelon Corp.
2.750% due 03/15/27  1,660,000 1,620,391
FirstEnergy Corp.
3.900% due 07/15/27  1,600,000 1,582,566
FirstEnergy Transmission LLC
4.550% due 01/15/30  500,000 500,490
NiSource, Inc.
5.250% due 03/30/28  660,000 675,853
Pacific Gas & Electric Co.
3.150% due 01/01/26  1,100,000 1,089,619
5.450% due 06/15/27  700,000 708,406
Pinnacle West Capital Corp.
4.900% due 05/15/28  246,000 249,517
Southern Co.
5.500% due 03/15/29  40,000 41,657
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 1,618,000 1,626,922
12,943,572
Total Corporate Bonds & Notes
    (Cost $288,790,280) 291,095,758
MORTGAGE-BACKED SECURITIES - 4.3%
Collateralized Mortgage Obligations - Commercial - 4.3%
ALA Trust
6.043% (SOFR + 1.743%)
due 06/15/40 ~ § 1,150,000 1,158,092
Bank
4.285% due 11/15/61 § 230,521 229,535
Benchmark Mortgage Trust
3.042% due 08/15/52  347,110 337,707
BLP Commercial Mortgage Trust
5.654% (SOFR + 1.342%)
due 03/15/41 ~ § 94,883 95,106
BX Commercial Mortgage Trust
5.096% (SOFR + 0.784%)
due 06/15/38 ~ § 1,220,419 1,220,280
5.605% (SOFR + 1.293%)
due 12/15/39 ~ § 709,850 711,415
5.703% (SOFR + 1.392%)
due 03/15/41 ~ § 1,418,173 1,421,135
5.754% (SOFR + 1.442%)
due 02/15/39 ~ § 947,916 950,199
5.755% (SOFR + 1.443%)
due 04/15/40 ~ § 895,000 896,063
5.953% (SOFR + 1.641%)
due 05/15/41 ~ § 760,415 762,433
6.073% (SOFR + 1.761%)
due 12/09/40 ~ § 895,011 898,700
BX Trust
5.062% (SOFR + 0.750%)
due 10/15/26 ~ § 96,963 96,868
a
Principal
Amount Value
5.456% (SOFR + 1.144%)
due 03/15/30 ~ § $ 1,578,000 $ 1,570,216
5.462% (SOFR + 1.150%)
due 02/15/35 ~ § 494,000 492,960
5.705% (SOFR + 1.393%)
due 03/15/30 ~ § 163,000 162,037
5.754% (SOFR + 1.442%)
due 04/15/41 ~ § 872,814 875,738
5.803% (SOFR + 1.491%)
due 04/15/37 ~ § 198,040 198,352
COMM Mortgage Trust
3.317% due 09/10/50  718,307 710,703
DBGS Mortgage Trust
4.302% due 10/15/51  122,231 121,997
DTP Commercial Mortgage Trust
6.038% due 01/15/41 ~ § 100,000 102,564
ELP Commercial Mortgage Trust
5.127% (SOFR + 0.815%)
due 11/15/38 ~ § 1,127,687 1,126,623
Extended Stay America Trust
5.506% (SOFR + 1.194%)
due 07/15/38 ~ § 1,756,626 1,758,174
GS Mortgage Securities Trust
4.106% due 07/10/51 § 95,492 94,672
Hilton USA Trust
4.333% due 11/05/38 ~ § 359,000 354,738
JPMDB Commercial Mortgage Securities Trust
3.492% due 03/15/50  293,861 290,300
Morgan Stanley Bank of America Merrill Lynch
Trust
3.514% due 12/15/49  515,334 510,894
Morgan Stanley Capital I Trust
1.925% due 07/15/53  600,000 557,220
SREIT Trust
5.157% (SOFR + 0.845%)
due 11/15/38 ~ § 348,958 348,846
5.506% (SOFR + 1.194%)
due 11/15/38 ~ § 83,884 83,866
TCO Commercial Mortgage Trust
5.555% (SOFR + 1.243%)
due 12/15/39 ~ § 169,000 169,158
Wells Fargo Commercial Mortgage Trust
2.684% due 10/15/49  1,703,145 1,674,126
3.063% due 12/15/52  51,944 50,717
3.212% due 09/15/50  356,354 351,463
3.933% due 03/15/52  1,979,651 1,964,381
5.270% due 03/15/38 ~ § 301,000 302,412
22,649,690
Collateralized Mortgage Obligations - Residential - 0.0%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 85,505 83,724
Total Mortgage-Backed Securities
    (Cost $22,643,610) 22,733,414
ASSET-BACKED SECURITIES - 16.8%
Automobile Other - 1.3%
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  425,000 428,445
GMF Floorplan Owner Revolving Trust
4.790% due 03/15/29 ~ 490,000 492,009

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.910% due 03/15/30 ~ $ 820,000 $ 828,660
5.054% (SOFR + 0.750%)
due 03/15/29 ~ § 130,000 130,105
5.454% (SOFR + 1.150%)
due 06/15/28 ~ § 990,000 995,116
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  1,045,000 1,054,754
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 1,290,000 1,294,428
5.038% due 07/25/31 ~ 120,643 121,570
5.121% due 12/29/32 ~ 920,000 923,154
5.185% due 07/25/31 ~ 510,722 514,307
6,782,548
Automobile Sequential - 5.4%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 1,340,000 1,339,391
4.590% due 03/15/34 ~ 1,075,000 1,079,581
Avis Budget Rental Car Funding AESOP LLC
4.800% due 08/20/29 ~ 205,000 207,540
BMW Vehicle Lease Trust
4.430% due 06/26/28  1,095,000 1,101,924
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  50,000 50,346
CarMax Auto Owner Trust
4.840% due 01/15/30  45,000 45,636
Carvana Auto Receivables Trust
4.550% due 08/12/30  785,000 790,668
4.640% due 01/10/30  395,000 397,555
Enterprise Fleet Financing LLC
4.510% due 02/22/28 ~ 1,520,000 1,522,699
4.820% due 02/20/29 ~ 805,000 817,431
5.060% due 03/20/31 ~ 150,000 153,250
5.160% due 09/20/30 ~ 150,000 152,936
Ford Credit Auto Lease Trust
4.720% due 06/15/28  1,125,000 1,134,439
Ford Credit Auto Owner Trust
1.370% due 10/17/33 ~ 150,000 146,406
1.530% due 05/15/34 ~ 150,000 144,492
4.450% due 10/15/29  1,650,000 1,656,095
4.610% due 08/15/29  25,000 25,264
Ford Credit Floorplan Master Owner Trust A
4.630% due 04/15/30  845,000 855,441
5.054% (SOFR + 0.750%)
due 04/15/29 ~ § 730,000 732,501
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  2,150,000 2,165,371
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 150,000 144,518
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 100,000 101,264
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  1,695,000 1,712,378
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 695,000 701,524
5.410% due 05/17/27 ~ 130,000 131,066
Hyundai Auto Receivables Trust
4.360% due 12/17/29  1,480,000 1,490,486
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  30,000 30,415
Porsche Financial Auto Securitization Trust
4.440% due 01/22/30 ~ 378,000 379,940
a
Principal
Amount Value
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  $ 1,075,000 $ 1,083,434
4.740% due 01/16/29  315,000 316,330
SFS Auto Receivables Securitization Trust
4.440% due 12/20/30 ~ 950,000 958,827
4.750% due 07/22/30 ~ 2,565,000 2,593,635
Toyota Auto Loan Extended Note Trust
1.070% due 02/27/34 ~ 150,000 146,738
Toyota Lease Owner Trust
4.750% due 02/22/28 ~ 1,475,000 1,488,310
USB Auto Owner Trust
4.490% due 06/17/30 ~ 385,000 388,414
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  120,000 121,310
Wheels Fleet Lease Funding 1 LLC
4.570% due 01/18/40 ~ 1,600,000 1,608,574
World Omni Auto Receivables Trust
4.730% due 03/15/30  890,000 901,735
28,817,864
Credit Card Bullet - 1.0%
American Express Credit Account Master Trust
4.650% due 07/15/29  180,000 182,227
BA Credit Card Trust
4.790% due 05/15/28  111,000 111,505
Capital One Multi-Asset Execution Trust
2.060% due 08/15/28  95,000 92,817
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 1,900,000 1,916,240
5.530% due 05/15/29 ~ 1,315,000 1,327,871
WF Card Issuance Trust
4.340% due 05/15/30  1,445,000 1,457,606
5,088,266
Other Asset-Backed Securities - 9.1%
Affirm Asset Securitization Trust
5.080% due 04/15/30 ~ 480,149 480,659
5.220% due 12/17/29 ~ 46,179 46,206
Allegro CLO XV Ltd. (Cayman)
5.261% (SOFR + 0.950%)
due 04/20/38 ~ § 1,300,000 1,296,944
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 770,000 775,201
ARES LII CLO Ltd. (Cayman)
5.152% (SOFR + 0.880%)
due 04/22/31 ~ § 769,899 769,276
ARES LIV CLO Ltd. (Cayman)
due 07/15/38 # ~ § 1,040,000 1,040,520
ARES XLV CLO Ltd. (Cayman)
5.506% (SOFR + 1.250%)
due 10/15/30 ~ § 800,000 800,600
ARES XXXIV CLO Ltd. (Cayman)
5.600% (SOFR + 1.320%)
due 04/17/33 ~ § 250,000 250,807
Bain Capital Credit CLO Ltd. (Cayman)
due 04/22/35 # ~ § 1,300,000 1,300,000
Barings CLO Ltd. (Cayman)
5.409% (SOFR + 1.140%)
due 01/20/36 ~ § 1,000,000 1,000,500
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 2,160,000 2,166,264
Bowling Green Park CLO LLC
5.309% (SOFR + 1.000%)
due 04/18/35 ~ § 444,000 440,991

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Buckhorn Park CLO Ltd. (Cayman)
5.339% (SOFR + 1.070%)
due 07/18/34 ~ § $ 250,000 $ 249,600
CCG Receivables Trust
4.480% due 10/14/32 ~ 105,000 105,277
Cedar Funding VI CLO Ltd. (Cayman)
5.581% (SOFR + 1.312%)
due 04/20/34 ~ § 150,000 150,435
Dext ABS LLC
4.590% due 08/16/27 ~ 375,000 375,205
4.770% due 08/15/35 ~ 530,000 534,528
DLLAA LLC
4.950% due 09/20/29 ~ 1,255,000 1,278,303
Dllad LLC
5.300% due 07/20/29 ~ 150,000 153,119
Dryden 68 CLO Ltd. (Cayman)
5.356% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 250,064
Flatiron CLO 19 Ltd. (Cayman)
5.505% (SOFR + 1.180%)
due 11/16/34 ~ § 1,464,813 1,467,859
Flatiron CLO 23 LLC
5.551% (SOFR + 1.240%)
due 04/17/36 ~ § 1,371,000 1,372,713
Flatiron RR CLO 22 LLC
5.166% (SOFR + 0.910%)
due 10/15/34 ~ § 2,140,000 2,125,259
Green Lakes Park CLO LLC
5.232% (SOFR + 0.950%)
due 01/25/38 ~ § 1,466,667 1,467,400
Harriman Park CLO Ltd. (Cayman)
due 07/20/38 # ~ § 780,000 780,390
Hartwick Park CLO Ltd. (Jersey)
5.429% (SOFR + 1.160%)
due 01/20/37 ~ § 500,000 496,877
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 2,100,000 2,116,923
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 2,560,000 2,596,936
5.260% due 11/15/28 ~ 150,000 152,745
M&T Equipment Notes
4.700% due 12/16/27 ~ 625,000 627,941
Madison Park Funding XLV Ltd. (Cayman)
5.336% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 250,256
Madison Park Funding XXVII Ltd. (Cayman)
5.217% (SOFR + 0.900%)
due 04/20/38 ~ § 1,650,000 1,647,036
Magnetite XXVI Ltd. (Cayman)
5.166% (SOFR + 0.900%)
due 01/25/38 ~ § 2,400,000 2,394,128
OHA Credit Funding 22 Ltd. (Cayman)
5.614% (SOFR + 1.330%)
due 07/20/38 ~ § 1,108,000 1,107,189
Oportun Issuance Trust
4.880% due 05/09/33 ~ 720,000 723,987
Palmer Square Loan Funding Ltd. (Cayman)
5.121% (SOFR + 0.800%)
due 02/15/33 ~ § 444,000 441,425
5.356% (SOFR + 1.100%)
due 04/15/31 ~ § 1,081,605 1,081,957
5.387% (SOFR + 1.080%)
due 08/08/32 ~ § 1,251,777 1,251,919
a
Principal
Amount Value
5.656% (SOFR + 1.400%)
due 04/15/31 ~ § $ 1,502,000 $ 1,503,192
5.856% (SOFR + 1.600%)
due 04/15/30 ~ § 1,500,000 1,502,106
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 220,000 220,897
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 120,000 120,744
T-Mobile U.S. Trust
4.740% due 11/20/29 ~ 2,700,000 2,736,911
Valley Stream Park CLO Ltd. (Jersey)
5.459% (SOFR + 1.190%)
due 01/20/37 ~ § 250,000 249,528
Verdant Receivables LLC
4.850% due 03/13/28 ~ 165,000 165,540
Verizon Master Trust
4.510% due 03/20/30  1,270,000 1,276,612
4.620% due 11/20/30  260,000 263,430
4.710% due 01/21/31  1,250,000 1,270,702
Volvo Financial Equipment LLC
4.290% due 10/16/28 ~ 1,309,000 1,312,106
Voya CLO Ltd. (Cayman)
5.253% (SOFR + 0.950%)
due 04/20/38 ~ § 1,600,000 1,596,653
5.280% (SOFR + 1.000%)
due 01/20/38 ~ § 500,000 499,136
48,284,996
Total Asset-Backed Securities
    (Cost $88,541,884) 88,973,674
U.S. TREASURY OBLIGATIONS - 10.1%
U.S. Treasury Notes - 10.1%
3.500% due 09/30/26 ‡ 26,983,800 26,848,881
4.250% due 03/15/27  26,586,300 26,791,929
53,640,810
Total U.S. Treasury Obligations
    (Cost $53,324,084) 53,640,810
SHORT-TERM INVESTMENTS - 11.0%
U.S. Treasury Bills - 11.0%
4.110% due 07/22/25 ‡ 30,757,200 30,682,616
4.306% due 09/25/25  27,700,000 27,423,069
58,105,685
Total Short-Term Investments
(Cost $58,105,012) 58,105,685
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 97.2%
    (Cost $511,404,870) 514,549,341
Shares
SECURITIES LENDING COLLATERAL - 0.1%
Mutual Funds - 0.0%
The Morgan Stanley Institutional Liquidity Funds
4.180% 79,470 79,470

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2025, investments with a total aggregate value of $1,091,946 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.
(c) As of June 30, 2025, open futures contracts outstanding were as follows:
(d) As of June 30, 2025, swap agreements outstanding were as follows:
Principal
Amount Value
Repurchase Agreements - 0.1%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$647,497; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $660,447) $ 647,417 $ 647,417
a
Total Securities Lending Collateral
(Cost $726,887) 726,887
a
TOTAL INVESTMENTS - 97.3%
(Cost $512,131,757) 515,276,228
DERIVATIVES - 1.1% 5,985,157
OTHER ASSETS & LIABILITIES, NET - 1.6% 8,326,066
NET ASSETS - 100.0% $ 529,587,451
Corporate Bonds & Notes 55 .0%
Asset-Backed Securities 16 .8%
Short-Term Investments 11 .0%
U.S. Treasury Obligations 10 .1%
Mortgage-Backed Securities 4 .3%
Others (each less than 3.0%) 0 .1%
97 .3%
Derivatives 1 .1%
Other Assets and Liabilities, Net 1 .6%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 09/25 7 $ 1,450,596 $ 1,456,164 $ 5,568
CBOT 5 Year U.S. Treasury Notes 09/25 23 2,480,315 2,507,000 26,685
CBOT 10 Year U.S. Treasury Notes 09/25 18 1,983,460 2,018,250 34,790
CBOT U.S. Long Bond 09/25 13 1,452,239 1,501,094 48,855
$ 115,898
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 09/25 653 135,236,197 135,839,305 (603,108)
CBOT 5 Year U.S. Treasury Notes 09/25 93 9,992,981 10,137,000 (144,019)
( $ 747,127 )
Total Futures Contracts ( $ 631,229 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares Core U.S. Aggregate Bond ETF SOFR + 0.375% S CIT 07/15/25 $ 85,436,668 $ 1,102,073 $ – $ 1,102,073
iShares Core U.S. Aggregate Bond ETF SOFR + 0.300% S GSC 07/15/25 24,879,724 321,656 – 321,656
iShares Core U.S. Aggregate Bond ETF SOFR + 0.380% S JPM 07/15/25 85,436,668 1,101,906 – 1,101,906
iShares Core U.S. Aggregate Bond ETF SOFR + 0.480% S JPM 09/16/25 174,197,469 2,239,911 – 2,239,911
iShares Core U.S. Aggregate Bond ETF SOFR + 0.500% S GSC 11/17/25 80,064,951 1,028,889 – 1,028,889
iShares Core U.S. Aggregate Bond ETF SOFR + 0.380% S JPM 11/17/25 91,925,390 1,185,594 – 1,185,594
$ 6,980,029 $ – $ 6,980,029
Total Return Swaps - Short
Pay Receive
Payment
Frequency
Receive Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares Core U.S. Aggregate Bond ETF SOFR + 0.150% S JPM 07/15/25 $ 28,001,006 ( $ 363,643 ) $ – ( $ 363,643 )
a
Total Return Swaps $ 6,616,386 $ – $ 6,616,386
Total Swap Agreements $ 6,616,386 $ – $ 6,616,386

PACIFIC SELECT FUND
BOND PLUS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps
(e) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ 6,980,029
Liabilities – (363,643)
$ – $ 6,616,386
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 291,095,758 $ – $ 291,095,758 $ –
Mortgage-Backed Securities 22,733,414 – 22,733,414 –
Asset-Backed Securities 88,973,674 – 88,973,674 –
U.S. Treasury Obligations 53,640,810 – 53,640,810 –
Short-Term Investments 58,105,685 – 58,105,685 –
Securities Lending Collateral 726,887 79,470 647,417 –
Derivatives:
Interest Rate Contracts
Futures 115,898 115,898 – –
Swaps 6,980,029 – 6,980,029 –
Total Interest Rate Contracts 7,095,927 115,898 6,980,029 –
Total Assets 522,372,155 195,368 522,176,787 –
Liabilities Derivatives:
Interest Rate Contracts
Futures (747,127) (747,127) – –
Swaps (363,643) – (363,643) –
Total Interest Rate Contracts (1,110,770) (747,127) (363,643) –
Total Liabilities (1,110,770) (747,127) (363,643) –
Total $ 521,261,385 ( $ 551,759 ) $ 521,813,144 $ –

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 43.8%
Basic Materials - 0.2%
Rio Tinto Finance USA PLC (Australia)
5.250% due 03/14/35  $ 350,000 $ 356,311
Vale Overseas Ltd. (Brazil)
6.400% due 06/28/54  250,000 245,942
602,253
Communications - 0.6%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.500% due 06/01/41  1,250,000 907,428
Comcast Corp.
6.050% due 05/15/55  600,000 613,085
Verizon Communications, Inc.
3.400% due 03/22/41  500,000 385,887
1,906,400
Consumer, Cyclical - 4.2%
American Airlines Pass-Through Trust Class AA
3.200% due 12/15/29  2,397,650 2,301,412
3.600% due 03/22/29  2,237,097 2,178,852
American Airlines Pass-Through Trust Class B
3.950% due 01/11/32  503,750 475,722
AutoNation, Inc.
5.890% due 03/15/35  500,000 507,466
British Airways Pass-Through Trust Class A
(United Kingdom)
3.350% due 12/15/30 ~ 1,110,603 1,063,257
British Airways Pass-Through Trust Class AA
(United Kingdom)
3.300% due 06/15/34 ~ 2,171,685 2,022,307
Delta Air Lines Pass-Through Trust Class AA
3.625% due 01/30/29  234,285 230,082
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% due 10/20/25 ~ 63 62
Hyatt Hotels Corp.
5.375% due 12/15/31  400,000 405,796
Mileage Plus Holdings LLC/Mileage Plus
Intellectual Property Assets Ltd.
6.500% due 06/20/27 ~ 200,000 200,387
New Red Finance, Inc. (Canada)
3.875% due 01/15/28 ~ 1,250,000 1,218,729
QXO Building Products, Inc.
6.750% due 04/30/32 ~ 325,000 335,628
Royal Caribbean Cruises Ltd.
5.625% due 09/30/31 ~ 1,050,000 1,057,071
United Airlines Pass-Through Trust Class A
2.900% due 11/01/29  300,353 278,974
5.800% due 07/15/37  477,657 488,917
United Airlines Pass-Through Trust Class AA
4.150% due 02/25/33  493,188 473,469
5.450% due 08/15/38  396,519 401,548
13,639,679
Consumer, Non-Cyclical - 3.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
5.450% due 01/23/39  1,500,000 1,526,616
Block, Inc.
2.750% due 06/01/26  2,000,000 1,959,416
Diageo Investment Corp. (United Kingdom)
5.625% due 04/15/35  200,000 209,229
a
Principal
Amount Value
Elevance Health, Inc.
5.650% due 06/15/54  $ 500,000 $ 480,997
J.M. Smucker Co.
6.200% due 11/15/33  500,000 536,910
JBS USA LUX SARL/JBS USA Food Co./JBS
USA Foods Group
5.950% due 04/20/35 ~ 550,000 570,339
Keurig Dr. Pepper, Inc.
5.150% due 05/15/35  1,500,000 1,497,443
Laboratory Corp. of America Holdings
4.800% due 10/01/34  800,000 782,448
Mars, Inc.
5.200% due 03/01/35 ~ 1,000,000 1,012,480
5.700% due 05/01/55 ~ 500,000 499,135
UnitedHealth Group, Inc.
5.750% due 07/15/64  1,250,000 1,216,860
10,291,873
Energy - 3.0%
Eastern Energy Gas Holdings LLC
5.650% due 10/15/54  900,000 861,356
Energy Transfer LP
5.000% due 05/15/44  1,500,000 1,299,124
5.700% due 04/01/35  1,000,000 1,019,036
6.500% due 11/15/26  750,000 755,226
7.375% due 02/01/31 ~ 1,000,000 1,047,984
MPLX LP
5.650% due 03/01/53  1,000,000 919,191
Petroleos Mexicanos (Mexico)
6.500% due 03/13/27  1,750,000 1,738,936
6.875% due 08/04/26 † 1,500,000 1,501,278
Williams Cos., Inc.
5.300% due 09/30/35  450,000 450,703
9,592,834
Financial - 20.5%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
6.500% due 01/31/56  750,000 753,070
Agree LP
5.600% due 06/15/35  450,000 458,231
American International Group, Inc.
5.450% due 05/07/35  1,445,000 1,482,554
Arthur J Gallagher & Co.
5.150% due 02/15/35  600,000 600,630
Athene Holding Ltd.
6.625% due 05/19/55  700,000 721,930
Atlas Warehouse Lending Co. LP
6.250% due 01/15/30 ~ 1,250,000 1,263,784
Aviation Capital Group LLC
5.125% due 04/10/30 ~ 350,000 353,487
Banco Mercantil del Norte SA (Mexico)
8.375% due 10/14/30 ~ † 907,000 941,279
8.375% due 05/20/31 ~ 1,400,000 1,419,782
Banco Santander SA (Spain)
6.033% due 01/17/35  650,000 685,105
Bank of America Corp.
2.482% due 09/21/36  2,250,000 1,907,168
5.162% due 01/24/31  200,000 205,041
5.511% due 01/24/36  750,000 771,446
Bank of Nova Scotia (Canada)
7.350% due 04/27/85  950,000 959,393
Barclays PLC (United Kingdom)
5.785% due 02/25/36  400,000 409,038

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico (Mexico)
8.125% due 01/08/39 ~ $ 2,000,000 $ 2,068,638
BNP Paribas SA (France)
5.786% due 01/13/33 ~ 1,400,000 1,457,274
7.450% due 06/27/35 ~ 600,000 605,100
BPCE SA (France)
6.027% due 05/28/36 ~ 500,000 515,271
6.293% due 01/14/36 ~ 750,000 788,001
Brixmor Operating Partnership LP
5.750% due 02/15/35  1,500,000 1,542,218
Brown & Brown, Inc.
5.550% due 06/23/35  700,000 714,083
Capital One Financial Corp.
6.183% due 01/30/36  1,250,000 1,273,126
CBRE Services, Inc.
4.800% due 06/15/30  850,000 853,020
Citigroup, Inc.
5.411% due 09/19/39  1,000,000 971,657
6.020% due 01/24/36  450,000 462,351
Credit Agricole SA (France)
5.862% due 01/09/36 ~ 500,000 518,558
6.700% due 09/23/34 ~ 575,000 564,030
Extra Space Storage LP
5.400% due 02/01/34  1,000,000 1,016,204
Fairfax Financial Holdings Ltd. (Canada)
6.500% due 05/20/55 ~ 1,500,000 1,536,009
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/32  2,600,000 2,290,326
5.625% due 09/15/34  500,000 498,523
Goldman Sachs Group, Inc.
2.615% due 04/22/32  250,000 222,281
5.218% due 04/23/31  1,750,000 1,794,505
5.536% due 01/28/36 † 700,000 718,115
5.851% due 04/25/35  500,000 524,578
High Street Funding Trust III
5.807% due 02/15/55 ~ 500,000 485,641
Host Hotels & Resorts LP
2.900% due 12/15/31  1,400,000 1,227,586
HSBC Holdings PLC (United Kingdom)
5.450% due 03/03/36  650,000 653,826
6.950% due 08/27/31 † 600,000 603,769
JPMorgan Chase & Co.
4.946% due 10/22/35  1,000,000 989,908
5.294% due 07/22/35  1,500,000 1,527,050
5.572% due 04/22/36 † 1,200,000 1,244,081
5.766% due 04/22/35  450,000 472,951
6.500% due 04/01/30  500,000 517,637
Kite Realty Group LP
5.200% due 08/15/32  600,000 605,541
Liberty Mutual Group, Inc.
4.300% due 02/01/61 ~ 1,000,000 605,987
LPL Holdings, Inc.
5.150% due 06/15/30  600,000 607,677
Massachusetts Mutual Life Insurance Co.
5.672% due 12/01/52 ~ 1,000,000 972,781
MetLife, Inc.
6.350% due 03/15/55  200,000 205,735
Morgan Stanley
2.484% due 09/16/36  2,000,000 1,700,018
5.664% due 04/17/36  800,000 829,309
5.831% due 04/19/35  1,500,000 1,572,105
a
Principal
Amount Value
Nippon Life Insurance Co. (Japan)
6.500% due 04/30/55 ~ $ 400,000 $ 414,374
Northwestern Mutual Life Insurance Co.
3.850% due 09/30/47 ~ 1,500,000 1,148,766
6.170% due 05/29/55 ~ 900,000 940,592
Peachtree Corners Funding Trust II
6.012% due 05/15/35 ~ 400,000 410,154
Phillips Edison Grocery Center Operating
Partnership I LP
4.950% due 01/15/35  1,000,000 968,978
Rocket Cos., Inc.
6.125% due 08/01/30 ~ 400,000 407,862
Royal Bank of Canada (Canada)
6.350% due 11/24/84  1,500,000 1,413,737
State Street Corp.
6.450% due 09/15/30  550,000 560,947
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.246% (SOFR + 1.500%)
due 07/08/36 § 800,000 800,000
UBS Group AG (Switzerland)
6.850% due 09/10/29 ~ 500,000 503,445
7.750% due 04/12/31 ~ † 1,500,000 1,582,894
Ventas Realty LP
5.000% due 01/15/35  1,000,000 983,497
VICI Properties LP/VICI Note Co., Inc.
4.625% due 12/01/29 ~ 2,200,000 2,162,284
Wells Fargo & Co.
5.557% due 07/25/34  1,500,000 1,548,607
5.605% due 04/23/36  2,100,000 2,168,477
Welltower OP LLC
5.125% due 07/01/35  200,000 200,857
Westpac Banking Corp. (Australia)
5.618% due 11/20/35  1,250,000 1,258,892
66,161,771
Industrial - 2.3%
Amcor Flexibles North America, Inc.
5.500% due 03/17/35 ~ 600,000 609,020
BAE Systems PLC (United Kingdom)
5.300% due 03/26/34 ~ 750,000 767,105
Boeing Co.
6.528% due 05/01/34  1,000,000 1,087,183
nVent Finance SARL (United Kingdom)
2.750% due 11/15/31  2,100,000 1,827,839
Sonoco Products Co.
5.000% due 09/01/34  450,000 437,993
Weir Group, Inc. (United Kingdom)
5.350% due 05/06/30 ~ 900,000 912,905
Westinghouse Air Brake Technologies Corp.
5.500% due 05/29/35  1,050,000 1,065,695
Wrangler Holdco Corp. (Canada)
6.625% due 04/01/32 ~ 650,000 677,203
7,384,943
Technology - 2.2%
Fair Isaac Corp.
6.000% due 05/15/33 ~ 755,000 763,808
Fiserv, Inc.
5.150% due 08/12/34  1,000,000 1,004,172
Hewlett Packard Enterprise Co.
5.000% due 10/15/34 † 550,000 533,758
Intel Corp.
4.750% due 03/25/50  1,500,000 1,224,868

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Kyndryl Holdings, Inc.
3.150% due 10/15/31  $ 1,250,000 $ 1,129,462
Oracle Corp.
5.500% due 09/27/64  1,250,000 1,139,412
Paychex, Inc.
5.600% due 04/15/35  500,000 517,069
Roper Technologies, Inc.
4.900% due 10/15/34  1,000,000 986,639
7,299,188
Utilities - 7.6%
AEP Transmission Co. LLC
5.375% due 06/15/35  100,000 102,222
AES Corp.
5.800% due 03/15/32  1,350,000 1,371,368
DTE Electric Co.
5.250% due 05/15/35  450,000 458,420
DTE Energy Co.
5.850% due 06/01/34  1,250,000 1,308,282
Duke Energy Ohio, Inc.
5.650% due 04/01/53  1,000,000 986,387
Duke Energy Progress NC Storm Funding LLC
2.387% due 07/01/39  2,650,000 2,206,754
Edison International
5.000% due 12/15/26  1,500,000 1,300,413
8.125% due 06/15/53  925,000 895,765
KeySpan Gas East Corp.
3.586% due 01/18/52 ~ 1,250,000 828,345
National Grid PLC (United Kingdom)
5.809% due 06/12/33  750,000 788,671
Nevada Power Co.
5.900% due 05/01/53  1,750,000 1,742,922
NiSource, Inc.
6.950% due 11/30/54  750,000 782,601
Oncor Electric Delivery Co. LLC
5.550% due 06/15/54  1,250,000 1,211,392
PacifiCorp
7.375% due 09/15/55  750,000 781,545
PG&E Energy Recovery Funding LLC
2.280% due 01/15/38  1,200,000 970,131
PG&E Wildfire Recovery Funding LLC
3.594% due 06/01/32  642,229 631,353
Piedmont Natural Gas Co., Inc.
5.050% due 05/15/52  1,000,000 886,149
Sempra
4.125% due 04/01/52  1,250,000 1,205,061
6.400% due 10/01/54  1,800,000 1,713,288
Texas Electric Market Stabilization Funding N
LLC
4.265% due 08/01/36 ~ 874,491 866,708
Vistra Operations Co. LLC
5.700% due 12/30/34 ~ 700,000 713,376
6.950% due 10/15/33 ~ 850,000 934,129
XPLR Infrastructure Operating Partners LP
7.250% due 01/15/29 ~ † 2,000,000 2,051,584
24,736,866
Total Corporate Bonds & Notes
    (Cost $142,637,534) 141,615,807
a
Principal
Amount Value
SENIOR LOAN NOTES - 8.5%
Consumer, Cyclical - 1.1%
BCPE Empire Holdings, Inc. Term B
7.577% (SOFR + 3.250%)
due 12/11/30 § $ 982,556 $ 978,053
Caesars Entertainment, Inc. Term B1
6.577% (SOFR + 2.750%)
due 02/06/31 § 477,613 477,912
ClubCorp Holdings, Inc. Term B
9.557% (SOFR + 5.000%)
due 09/18/26 § 1,454,607 1,457,637
SeaWorld Parks & Entertainment, Inc. Term B3
6.327% (SOFR + 2.000%)
due 12/04/31 § 536,002 536,169
3,449,771
Consumer, Non-Cyclical - 1.1%
Allied Universal Holdco LLC Term B
8.177% (SOFR + 3.750%)
due 05/12/28 § 1,587,653 1,596,434
Grant Thornton Advisors Holdings LLC Term B
7.077% (SOFR + 2.750%)
due 06/02/31 ± § 991,269 991,889
Wand NewCo 3, Inc. Term B2
6.827% (SOFR + 2.500%)
due 01/30/31 § 949,766 945,908
3,534,231
Financial - 1.4%
AssuredPartners, Inc. Term B5
7.827% (SOFR + 3.500%)
due 02/14/31 § 1,728,125 1,734,451
Colossus Acquireco LLC Term B
due 06/11/32 ∞ 2,000,000 1,989,688
Deerfield Dakota Holding LLC Term B
8.046% (SOFR + 3.750%)
due 04/09/27 § 476,758 464,414
HUB International Ltd. Term B
6.769% (SOFR + 2.500%)
due 06/20/30 § 391,785 393,254
4,581,807
Industrial - 3.4%
Chariot Buyer LLC Term B
7.677% (SOFR + 3.250%)
due 11/03/28 § 1,470,725 1,474,287
Dynasty Acquisition Co., Inc.
Term B1
6.327% (SOFR + 2.000%)
due 10/31/31 § 253,003 253,451
Term B2
6.327% (SOFR + 2.000%)
due 10/31/31 § 96,234 96,405
Husky Injection Molding Systems Ltd. Term B
(Canada)
8.796% (SOFR + 4.500%)
due 02/15/29 § 1,622,137 1,628,220
Indicor LLC Term B
7.046% (SOFR + 2.750%)
due 11/22/29 § 967,768 966,860
Kaman Corp. Term B
due 02/26/32 ∞
φ
86,207 86,185

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
7.083% (SOFR + 2.750%)
due 02/26/32 § $ 913,793 $ 913,565
Proampac PG Borrower LLC Term B
8.256% (SOFR + 4.000%)
due 09/15/28 § 1,914,605 1,923,780
TK Elevator U.S. Newco, Inc. Term B (Germany)
7.237% (SOFR + 3.000%)
due 04/30/30 § 1,960,348 1,967,525
TransDigm, Inc. Term J
6.796% (SOFR + 2.500%)
due 02/28/31 § 1,728,806 1,733,129
11,043,407
Technology - 1.5%
Central Parent LLC Term B
7.546% (SOFR + 3.250%)
due 07/06/29 § 871,876 730,787
Epicor Software Corp. Term B
7.077% (SOFR + 2.750%)
due 05/30/31 § 1,985,000 1,991,755
UKG, Inc. Term B
7.311% (SOFR + 3.500%)
due 02/10/31 § 2,104,011 2,113,654
4,836,196
Total Senior Loan Notes
    (Cost $27,400,766) 27,445,412
MORTGAGE-BACKED SECURITIES - 16.4%
Collateralized Mortgage Obligations - Commercial - 0.4%
CHI Commercial Mortgage Trust
5.665% due 04/15/42 ~ § 900,000 917,963
Velocity Commercial Capital Loan Trust
6.030% due 02/25/55 ~ § 288,913 292,078
1,210,041
Collateralized Mortgage Obligations - Residential - 5.7%
Angel Oak Mortgage Trust
5.420% due 03/25/70 ~ § 857,913 858,271
5.509% due 06/25/70 ~ § 800,000 803,885
5.637% due 02/25/70 ~ § 1,017,257 1,020,860
5.691% due 01/25/70 ~ § 1,155,298 1,160,371
BRAVO Residential Funding Trust
5.573% due 03/25/65 ~ § 772,213 777,588
5.604% due 12/25/64 ~ § 1,644,055 1,654,636
COLT Mortgage Loan Trust
5.835% due 02/25/69 ~ § 978,264 982,848
JP Morgan Mortgage Trust
5.591% due 06/25/65 ~ § 478,168 480,262
5.592% due 02/25/64 ~ § 429,957 432,590
LHOME Mortgage Trust
5.652% due 01/25/40 ~ § 400,000 401,518
Morgan Stanley Residential Mortgage Loan Trust
5.649% due 10/25/69 ~ § 917,733 922,162
OBX Trust
5.400% due 02/25/55 ~ § 1,432,255 1,433,865
5.453% due 05/25/65 ~ § 497,085 499,653
5.547% due 12/25/64 ~ § 505,433 507,590
5.597% due 11/25/64 ~ § 1,555,199 1,561,923
5.648% due 12/01/64 ~ § 956,804 962,688
PRET Trust
4.000% due 07/25/69 ~ § 572,551 554,797
a
Principal
Amount Value
PRKCM Trust
5.546% due 02/25/60 ~ § $ 952,449 $ 957,066
Seasoned Credit Risk Transfer Trust
3.250% due 11/25/64  2,799,742 2,430,560
18,403,133
Federal Home Loan Mortgage Corp. - 1.7%
3.000% due 07/01/52  1,717,704 1,489,803
4.000% due 02/01/55  978,899 910,879
5.500% due 10/01/53  1,457,469 1,459,853
6.500% due 07/01/53  1,584,034 1,642,458
5,502,993
Federal National Mortgage Association - 5.6%
3.000% due 02/01/50 - 10/01/53 1,196,337 1,055,581
3.500% due 07/01/43  677,565 636,216
4.000% due 04/01/54  1,325,103 1,233,345
4.500% due 04/01/50 - 11/01/54 1,796,930 1,732,333
5.000% due 11/01/52 - 11/01/54 1,736,176 1,727,481
5.500% due 09/01/44 - 01/01/55 2,902,807 2,929,950
6.000% due 07/01/53 - 09/01/53 3,507,193 3,571,796
6.500% due 09/01/53  5,002,121 5,173,017
18,059,719
Government National Mortgage Association - 3.0%
3.000% due 07/20/52  1,619,792 1,434,570
4.000% due 08/20/54  1,074,119 1,001,416
4.500% due 12/20/54  1,676,965 1,606,420
6.000% due 12/20/52 2,075,926 2,123,072
6.000% due 10/20/53  3,466,045 3,537,600
9,703,078
Total Mortgage-Backed Securities
    (Cost $52,492,019) 52,878,964
ASSET-BACKED SECURITIES - 11.8%
Other Asset-Backed Securities - 11.8%
Benefit Street Partners CLO XXV Ltd. (Cayman)
5.256% (SOFR + 1.000%)
due 01/15/35 ~ § 1,000,000 993,997
Elmwood CLO 38 Ltd. (Cayman)
5.426% (SOFR + 1.150%)
due 04/22/38 ~ § 850,000 848,179
GreenSky Home Improvement Issuer Trust
5.220% due 03/25/60 ~ 187,887 189,773
Mosaic Solar Loan Trust
6.120% due 08/22/50 ~ 333,074 330,903
MVW LLC
1.740% due 10/20/37 ~ 62,339 60,462
4.930% due 10/20/40 ~ 908,518 916,653
Navient Private Education Loan Trust
2.460% due 11/15/68 ~ 192,589 185,264
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~ 183,377 167,274
0.940% due 07/15/69 ~ 2,787,681 2,536,753
1.220% due 07/15/69 ~ 371,553 346,540
1.310% due 01/15/69 ~ 244,315 229,721
1.690% due 05/15/69 ~ 1,305,401 1,213,863
2.640% due 05/15/68 ~ 175,561 171,336
4.160% due 10/15/70 ~ 2,598,399 2,528,957
Navient Student Loan Trust
1.310% due 12/26/69 ~ 792,438 676,980
1.320% due 08/26/69 ~ 619,756 545,079

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition as a percentage of net assets was as follows:
a
Principal
Amount Value
3.390% due 12/15/59 ~ $ 818,688 $ 800,927
5.020% (SOFR + 0.714%)
due 12/26/69 ~ § 475,939 468,138
5.470% (SOFR + 1.164%)
due 06/25/69 ~ § 491,738 492,481
Neuberger Berman Loan Advisers CLO 31 Ltd.
(Cayman)
5.499% (SOFR + 1.230%)
due 01/20/39 ~ § 1,000,000 1,001,383
OCP Aegis CLO Ltd. (Jersey)
5.819% (SOFR + 1.550%)
due 01/20/36 ~ § 850,000 852,496
OneMain Financial Issuance Trust
4.130% due 05/14/35 ~ 1,160,030 1,156,017
OWN Equipment Fund I LLC
5.700% due 12/20/32 ~ 272,860 277,190
OWN Equipment Fund II LLC
5.480% due 09/26/33 ~ 100,000 100,728
Pagaya AI Debt Grantor Trust
5.628% due 07/15/32 ~ 99,991 100,572
Palmer Square Loan Funding Ltd. (Cayman)
5.706% (SOFR + 1.450%)
due 10/15/32 ~ § 1,050,000 1,050,164
5.706% (SOFR + 1.450%)
due 01/15/33 ~ § 1,700,000 1,698,304
5.918% (SOFR + 1.662%)
due 10/15/29 ~ § 4,800,000 4,810,658
SBA Small Business Investment Cos.
5.035% due 03/10/34  3,764,667 3,847,085
SLM Student Loan Trust
5.175% (SOFR + 0.812%)
due 10/25/64 ~ § 353,795 353,205
SMB Private Education Loan Trust
1.070% due 01/15/53 ~ 1,069,857 964,001
1.290% due 07/15/53 ~ 394,896 372,221
1.680% due 02/15/51 ~ 554,575 519,351
2.230% due 09/15/37 ~ 1,173,122 1,130,446
2.820% due 10/15/35 ~ 148,298 146,640
2.880% due 09/15/34 ~ 97,447 97,205
3.440% due 07/15/36 ~ 370,771 365,261
3.500% due 02/15/36 ~ 180,016 177,904
3.600% due 01/15/37 ~ 215,680 212,658
3.630% due 11/15/35 ~ 183,354 181,078
4.480% due 05/16/50 ~ 895,445 890,828
5.060% due 03/16/54 ~ 1,323,305 1,338,828
5.156% (SOFR + 0.844%)
due 01/15/53 ~ § 2,602,313 2,583,757
SoFi Professional Loan Program LLC
2.540% due 05/15/46 ~ 368,927 355,120
38,286,380
Total Asset-Backed Securities
    (Cost $38,687,906) 38,286,380
U.S. TREASURY OBLIGATIONS - 17.0%
U.S. Treasury Bonds - 10.9%
1.250% due 05/15/50  3,750,000 1,802,930
1.375% due 08/15/50  2,750,000 1,356,738
2.000% due 02/15/50  1,750,000 1,028,262
2.000% due 08/15/51  2,500,000 1,442,090
2.250% due 02/15/52  7,500,000 4,583,496
2.750% due 11/15/47  3,000,000 2,134,219
a
Principal
Amount Value
2.875% due 05/15/52  $ 8,250,000 $ 5,808,516
3.000% due 08/15/52  9,800,000 7,077,055
3.625% due 02/15/53  8,400,000 6,859,781
4.500% due 11/15/54  2,100,000 2,001,890
4.625% due 11/15/44  1,300,000 1,272,984
35,367,961
U.S. Treasury Notes - 6.1%
4.000% due 05/31/30  2,000,000 2,019,687
4.125% due 02/29/32  1,300,000 1,312,187
4.250% due 11/15/34  1,500,000 1,505,391
4.250% due 05/15/35  6,500,000 6,510,664
4.625% due 02/15/35  8,055,000 8,313,012
19,660,941
Total U.S. Treasury Obligations
    (Cost $65,100,519) 55,028,902
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 97.5%
    (Cost $326,318,744) 315,255,465
Shares
SECURITIES LENDING COLLATERAL - 2.4%
Mutual Funds - 0.3%
The Morgan Stanley Institutional Liquidity Funds
4.180% 841,850 841,850
Principal
Amount
Repurchase Agreements - 2.1%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$6,859,153; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $6,996,336) $ 6,858,307 6,858,307
a
Total Securities Lending Collateral
(Cost $7,700,157) 7,700,157
a
TOTAL INVESTMENTS - 99.9%
(Cost $334,018,901) 322,955,622
OTHER ASSETS & LIABILITIES, NET - 0.1% 228,126
NET ASSETS - 100.0% $ 323,183,748
Corporate Bonds & Notes 43 .8%
U.S. Treasury Obligations 17 .0%
Mortgage-Backed Securities 16 .4%
Asset-Backed Securities 11 .8%
Senior Loan Notes 8 .5%
Others (each less than 3.0%) 2 .4%
99 .9%
Other Assets and Liabilities, Net 0 .1%
100 .0%

PACIFIC SELECT FUND
CORE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 141,615,807 $ – $ 141,615,807 $ –
Senior Loan Notes 27,445,412 – 26,453,523 991,889
Mortgage-Backed Securities 52,878,964 – 52,878,964 –
Asset-Backed Securities 38,286,380 – 38,286,380 –
U.S. Treasury Obligations 55,028,902 – 55,028,902 –
Securities Lending Collateral 7,700,157 841,850 6,858,307 –
Total $ 322,955,622 $ 841,850 $ 321,121,883 $ 991,889

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
PREFERRED STOCKS - 0.1%
Industrial - 0.1%
spacing
Boeing Co. * 25,448 $ 1,730,464
Total Preferred Stocks
    (Cost $1,320,198) 1,730,464
Principal
Amount
CORPORATE BONDS & NOTES - 34.7%
Basic Materials - 2.7%
Alpek SAB de CV (Mexico)
3.250% due 02/25/31 ~ $ 245,000 214,896
Alumina Pty. Ltd.
6.125% due 03/15/30 ~ 1,545,000 1,569,301
Anglo American Capital PLC (South Africa)
3.950% due 09/10/50 ~ 430,000 319,082
5.625% due 04/01/30 ~ 1,330,000 1,380,504
BHP Billiton Finance USA Ltd. (Australia)
5.300% due 02/21/35  970,000 990,826
Braskem America Finance Co. (Brazil)
7.125% due 07/22/41 ~ 2,395,000 1,739,476
Celulosa Arauco y Constitucion SA (Chile)
6.180% due 05/05/32 ~ 735,000 750,509
Eastman Chemical Co.
5.000% due 08/01/29  1,010,000 1,024,610
First Quantum Minerals Ltd. (Zambia)
9.375% due 03/01/29 ~ 1,285,000 1,365,437
FMG Resources August 2006 Pty. Ltd. (Australia)
4.375% due 04/01/31 ~ 1,310,000 1,225,009
Freeport Indonesia PT (Indonesia)
5.315% due 04/14/32 ~ † 1,030,000 1,033,363
Fresnillo PLC (Mexico)
4.250% due 10/02/50 ~ 1,835,000 1,339,202
Gerdau Trade, Inc. (Brazil)
5.750% due 06/09/35  900,000 901,755
Glencore Funding LLC (Australia)
5.673% due 04/01/35 ~ 780,000 796,090
6.375% due 10/06/30 ~ 2,245,000 2,410,752
6.500% due 10/06/33 ~ 15,075,000 16,354,373
Methanex U.S. Operations, Inc.
6.250% due 03/15/32 ~ 1,540,000 1,536,547
Nutrien Ltd. (Canada)
5.800% due 03/27/53  670,000 663,719
OCP SA (Morocco)
3.750% due 06/23/31 ~ 1,010,000 906,922
6.750% due 05/02/34 ~ 1,155,000 1,198,842
Orbia Advance Corp. SAB de CV (Mexico)
5.875% due 09/17/44 ~ 2,155,000 1,826,401
6.800% due 05/13/30 ~ † 855,000 874,879
POSCO (South Korea)
5.625% due 01/17/26 ~ 770,000 773,575
Rio Tinto Finance USA PLC (Australia)
5.750% due 03/14/55  380,000 380,852
5.875% due 03/14/65  460,000 462,511
Sociedad Quimica y Minera de Chile SA (Chile)
3.500% due 09/10/51 ~ 1,355,000 872,107
6.500% due 11/07/33 ~ 1,785,000 1,896,175
Steel Dynamics, Inc.
5.250% due 05/15/35  745,000 746,116
5.375% due 08/15/34  1,810,000 1,839,070
47,392,901
a
Principal
Amount Value
Communications - 3.0%
Alibaba Group Holding Ltd. (China)
3.250% due 02/09/61  $ 440,000 $ 272,508
AT&T, Inc.
3.650% due 09/15/59  3,690,000 2,477,628
5.375% due 08/15/35  2,375,000 2,419,273
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 01/15/34 ~ † 2,010,000 1,790,532
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.800% due 03/01/50  3,900,000 3,122,612
5.250% due 04/01/53 † 340,000 289,055
6.384% due 10/23/35  335,000 352,023
6.550% due 06/01/34  695,000 741,821
6.650% due 02/01/34  305,000 326,726
Corning, Inc.
5.450% due 11/15/79  1,520,000 1,396,830
CSC Holdings LLC
3.375% due 02/15/31 ~ 330,000 228,940
4.500% due 11/15/31 ~ 3,825,000 2,694,865
4.625% due 12/01/30 ~ 3,625,000 1,689,018
Directv Financing LLC
8.875% due 02/01/30 ~ 185,000 181,576
DISH DBS Corp.
5.250% due 12/01/26 ~ 690,000 627,469
5.750% due 12/01/28 ~ 1,070,000 928,225
EchoStar Corp.
10.750% due 11/30/29  5,092,925 5,250,042
Empresa Nacional de Telecomunicaciones SA
(Chile)
3.050% due 09/14/32 ~ 535,000 457,280
Expedia Group, Inc.
5.400% due 02/15/35  4,000,000 4,029,540
Millicom International Cellular SA (Guatemala)
4.500% due 04/27/31 ~ † 620,000 566,674
Motorola Solutions, Inc.
5.550% due 08/15/35  5,180,000 5,283,503
Prosus NV (China)
3.061% due 07/13/31 ~ 2,815,000 2,494,518
3.832% due 02/08/51 ~ 650,000 418,438
Sprint Capital Corp.
8.750% due 03/15/32  2,275,000 2,761,061
T-Mobile USA, Inc.
2.700% due 03/15/32  4,600,000 4,055,643
4.700% due 01/15/35  10,000 9,692
Tencent Holdings Ltd. (China)
3.290% due 06/03/60 ~ 1,610,000 1,031,718
Time Warner Cable LLC
4.500% due 09/15/42  2,020,000 1,610,038
6.750% due 06/15/39  3,460,000 3,588,584
Ziff Davis, Inc.
4.625% due 10/15/30 ~ 1,635,000 1,527,562
52,623,394
Consumer, Cyclical - 3.4%
American Airlines, Inc./AAdvantage Loyalty IP
Ltd.
5.750% due 04/20/29 ~ † 965,000 964,757
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/29 ~ 360,000 340,819
Carnival Corp.
4.000% due 08/01/28 ~ 1,140,000 1,116,487
5.750% due 03/15/30 ~ 2,315,000 2,355,663

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
6.125% due 02/15/33 ~ $ 3,885,000 $ 3,977,374
Choice Hotels International, Inc.
5.850% due 08/01/34  525,000 529,426
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% due 10/20/25 ~ 37,500 37,414
4.750% due 10/20/28 ~ 1,720,000 1,724,798
Dick's Sporting Goods, Inc.
4.100% due 01/15/52  1,585,000 1,133,722
DR Horton, Inc.
5.000% due 10/15/34  1,605,000 1,587,835
5.500% due 10/15/35  695,000 708,165
El Puerto de Liverpool SAB de CV (Mexico)
6.255% due 01/22/32 ~ 765,000 794,182
6.658% due 01/22/37 ~ 1,080,000 1,114,452
Falabella SA (Chile)
3.375% due 01/15/32 ~ 1,230,000 1,073,944
Ford Motor Credit Co. LLC
2.900% due 02/16/28  650,000 609,733
4.125% due 08/17/27  1,085,000 1,060,886
6.800% due 05/12/28  380,000 392,842
7.122% due 11/07/33  590,000 612,607
Forestar Group, Inc.
3.850% due 05/15/26 ~ 835,000 823,519
General Motors Co.
5.600% due 10/15/32  185,000 188,056
General Motors Financial Co., Inc.
2.350% due 01/08/31  635,000 550,280
Hyundai Capital America
5.400% due 06/24/31 ~ 460,000 470,832
6.100% due 09/21/28 ~ 3,305,000 3,436,771
Latam Airlines Group SA (Chile)
7.875% due 04/15/30 ~ 950,000 970,188
Lear Corp.
3.550% due 01/15/52  2,095,000 1,335,074
Lithia Motors, Inc.
4.375% due 01/15/31 ~ † 1,015,000 965,828
Marriott International, Inc.
5.300% due 05/15/34  1,500,000 1,518,936
5.500% due 04/15/37  1,890,000 1,891,524
MDC Holdings, Inc.
6.000% due 01/15/43  55,000 49,805
Meritage Homes Corp.
5.650% due 03/15/35  3,295,000 3,306,796
MGM Resorts International
6.500% due 04/15/32 † 1,485,000 1,510,156
Mileage Plus Holdings LLC/Mileage Plus
Intellectual Property Assets Ltd.
6.500% due 06/20/27 ~ 268,000 268,519
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~ 650,000 619,640
3.875% due 01/15/28 ~ 165,000 160,872
4.000% due 10/15/30 ~ 205,000 191,248
Nissan Motor Acceptance Co. LLC
7.050% due 09/15/28 ~ 705,000 720,824
Nissan Motor Co. Ltd. (Japan)
3.522% due 09/17/25 ~ 2,145,000 2,133,072
NVR, Inc.
3.000% due 05/15/30  1,100,000 1,025,032
Phinia, Inc.
6.750% due 04/15/29 ~ 530,000 547,718
Royal Caribbean Cruises Ltd.
5.625% due 09/30/31 ~ 3,190,000 3,211,482
6.000% due 02/01/33 ~ 3,825,000 3,901,125
a
Principal
Amount Value
6.250% due 03/15/32 ~ $ 1,200,000 $ 1,234,206
Sabre GLBL, Inc.
8.625% due 06/01/27 ~ 112,000 114,731
10.750% due 11/15/29 ~ 207,000 213,478
United Airlines Pass-Through Trust Class A
5.800% due 07/15/37  1,089,058 1,114,730
United Airlines, Inc.
4.625% due 04/15/29 ~ † 905,000 879,076
Volkswagen Group of America Finance LLC
(Germany)
6.450% due 11/16/30 ~ 3,705,000 3,944,405
Warnermedia Holdings, Inc.
4.279% due 03/15/32  764,000 639,850
Whirlpool Corp.
6.125% due 06/15/30  75,000 75,707
6.500% due 06/15/33  80,000 80,331
ZF North America Capital, Inc. (Germany)
6.750% due 04/23/30 ~ 645,000 620,212
6.875% due 04/23/32 ~ 1,210,000 1,119,287
59,968,416
Consumer, Non-Cyclical - 3.0%
Amgen, Inc.
5.750% due 03/02/63  1,420,000 1,381,571
Ashtead Capital, Inc. (United Kingdom)
5.950% due 10/15/33 ~ 1,570,000 1,627,119
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~ 285,000 240,647
BRF SA (Brazil)
5.750% due 09/21/50 ~ 1,705,000 1,386,273
Centene Corp.
3.000% due 10/15/30  3,945,000 3,527,485
3.375% due 02/15/30  1,540,000 1,419,516
CVS Pass-Through Trust
6.036% due 12/10/28  1,042,304 1,057,223
Diageo Investment Corp. (United Kingdom)
5.625% due 04/15/35  240,000 251,074
Equifax, Inc.
2.600% due 12/15/25  1,080,000 1,070,216
Global Payments, Inc.
5.400% due 08/15/32 † 3,965,000 4,049,484
HCA, Inc.
4.625% due 03/15/52  1,500,000 1,206,412
5.125% due 06/15/39  660,000 621,151
5.450% due 09/15/34  360,000 363,271
5.600% due 04/01/34  5,830,000 5,967,316
5.750% due 03/01/35  1,690,000 1,738,870
Herc Holdings, Inc.
7.000% due 06/15/30 ~ 610,000 637,439
Icon Investments Six DAC
6.000% due 05/08/34  425,000 434,578
JBS USA Holding Lux SARL/JBS USA Food Co./
JBS Lux Co. SARL
3.750% due 12/01/31  3,010,000 2,806,968
6.750% due 03/15/34  830,000 906,601
7.250% due 11/15/53  2,750,000 3,097,867
JBS USA Holding Lux SARL/JBS USA Foods
Group Holdings, Inc./JBS USA Food Co.
due 01/15/36 # ~ 595,000 596,247
JBS USA LUX SARL/JBS USA Food Co./JBS
USA Foods Group
5.950% due 04/20/35 ~ 980,000 1,016,240
Kimberly-Clark de Mexico SAB de CV (Mexico)
2.431% due 07/01/31 ~ 355,000 317,278

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Kroger Co.
5.500% due 09/15/54  $ 870,000 $ 826,431
Minerva Luxembourg SA (Brazil)
4.375% due 03/18/31 ~ 1,490,000 1,330,191
Pilgrim's Pride Corp.
3.500% due 03/01/32  1,860,000 1,676,237
4.250% due 04/15/31  1,355,000 1,307,641
Smithfield Foods, Inc.
3.000% due 10/15/30 ~ 210,000 190,854
Teva Pharmaceutical Finance Co. LLC (Israel)
6.150% due 02/01/36  425,000 437,257
Teva Pharmaceutical Finance Netherlands III BV
(Israel)
3.150% due 10/01/26  1,624,000 1,593,471
4.100% due 10/01/46  7,955,000 5,729,720
6.000% due 12/01/32  525,000 536,603
8.125% due 09/15/31 † 340,000 385,427
Teva Pharmaceutical Finance Netherlands IV
BV (Israel)
5.750% due 12/01/30  425,000 432,888
United Rentals North America, Inc.
6.125% due 03/15/34 ~ 2,275,000 2,346,146
Viatris, Inc.
4.000% due 06/22/50  250,000 166,656
52,680,368
Energy - 4.2%
Aker BP ASA (Norway)
5.125% due 10/01/34 ~ 655,000 629,295
6.000% due 06/13/33 ~ 1,490,000 1,536,893
Baytex Energy Corp. (Canada)
7.375% due 03/15/32 ~ † 1,570,000 1,500,463
Canadian Natural Resources Ltd. (Canada)
5.400% due 12/15/34 ~ 4,770,000 4,741,857
Cheniere Energy Partners LP
5.950% due 06/30/33 † 3,155,000 3,294,721
Civitas Resources, Inc.
8.375% due 07/01/28 ~ 430,000 440,819
8.625% due 11/01/30 ~ 680,000 690,916
Continental Resources, Inc.
2.875% due 04/01/32 ~ † 7,860,000 6,611,794
5.750% due 01/15/31 ~ 5,855,000 5,913,865
Crescent Energy Finance LLC
7.625% due 04/01/32 ~ 1,925,000 1,881,187
DCP Midstream Operating LP
6.450% due 11/03/36 ~ 1,515,000 1,555,425
6.750% due 09/15/37 ~ 1,000,000 1,054,245
Devon Energy Corp.
4.500% due 01/15/30  950,000 940,710
Ecopetrol SA (Colombia)
7.750% due 02/01/32  1,055,000 1,037,463
8.375% due 01/19/36  1,115,000 1,076,545
Energean Israel Finance Ltd. (Israel)
5.375% due 03/30/28 ~ 1,265,000 1,207,759
5.875% due 03/30/31 ~ 480,000 443,640
Energy Transfer LP
5.300% due 04/15/47  2,285,000 2,017,435
5.550% due 05/15/34  885,000 896,424
5.600% due 09/01/34  1,300,000 1,320,952
6.550% due 12/01/33  2,100,000 2,279,620
EQT Corp.
3.125% due 05/15/26 ~ 25,000 24,620
3.900% due 10/01/27  441,000 435,286
5.000% due 01/15/29  375,000 378,324
a
Principal
Amount Value
5.750% due 02/01/34 † $ 2,530,000 $ 2,617,189
6.375% due 04/01/29 ~ 975,000 1,006,012
Gray Oak Pipeline LLC
3.450% due 10/15/27 ~ 510,000 499,297
Harbour Energy PLC (United Kingdom)
6.327% due 04/01/35 ~ 1,405,000 1,398,207
Helmerich & Payne, Inc.
5.500% due 12/01/34 ~ 4,380,000 3,995,694
Matador Resources Co.
6.500% due 04/15/32 ~ 65,000 65,077
Ovintiv, Inc.
6.500% due 08/15/34  265,000 275,213
Permian Resources Operating LLC
6.250% due 02/01/33 ~ 280,000 282,779
Raizen Fuels Finance SA (Brazil)
6.450% due 03/05/34 ~ 905,000 906,455
6.950% due 03/05/54 ~ 560,000 519,948
Saudi Arabian Oil Co. (Saudi Arabia)
3.500% due 11/24/70 ~ 1,500,000 900,172
Sempra Infrastructure Partners LP
3.250% due 01/15/32 ~ 1,525,000 1,299,812
SM Energy Co.
6.750% due 08/01/29 ~ 745,000 742,909
7.000% due 08/01/32 ~ † 710,000 700,364
SunCoke Energy, Inc.
4.875% due 06/30/29 ~ 505,000 470,427
Targa Resources Corp.
5.500% due 02/15/35  400,000 401,595
6.500% due 03/30/34  5,280,000 5,676,621
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
6.500% due 07/15/27  90,000 90,060
Thaioil Treasury Center Co. Ltd. (Thailand)
3.750% due 06/18/50 ~ 2,535,000 1,621,267
Var Energi ASA (Norway)
6.500% due 05/22/35 ~ 200,000 207,311
8.000% due 11/15/32 ~ 2,490,000 2,824,714
Venture Global Calcasieu Pass LLC
3.875% due 11/01/33 ~ 1,225,000 1,072,253
Western Midstream Operating LP
5.250% due 02/01/50  600,000 505,194
5.300% due 03/01/48  130,000 108,608
5.500% due 08/15/48  960,000 826,311
6.150% due 04/01/33  2,525,000 2,629,205
Whistler Pipeline LLC
5.700% due 09/30/31 ~ 595,000 606,951
5.950% due 09/30/34 ~ 665,000 674,526
74,834,429
Financial - 12.1%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.000% due 10/29/28  540,000 514,612
3.400% due 10/29/33  10,045,000 8,863,544
4.950% due 09/10/34  1,150,000 1,125,541
5.100% due 01/19/29  1,050,000 1,069,150
AIB Group PLC (Ireland)
5.871% due 03/28/35 ~ 725,000 747,978
Air Lease Corp.
3.750% due 06/01/26  1,405,000 1,395,943
Aircastle Ltd.
2.850% due 01/26/28 ~ 2,470,000 2,352,584
6.500% due 07/18/28 ~ 4,155,000 4,339,932

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Aircastle Ltd./Aircastle Ireland DAC
5.250% due 03/15/30 ~ $ 265,000 $ 267,346
American Homes 4 Rent LP
3.375% due 07/15/51  300,000 198,737
American Tower Corp.
5.900% due 11/15/33  4,225,000 4,461,004
Antares Holdings LP (Canada)
3.750% due 07/15/27 ~ 4,390,000 4,222,243
3.950% due 07/15/26 ~ 1,065,000 1,047,953
6.350% due 10/23/29 ~ 1,780,000 1,799,033
Ardonagh Finco Ltd. (United Kingdom)
7.750% due 02/15/31 ~ 1,970,000 2,061,091
ARES Capital Corp.
2.150% due 07/15/26  2,915,000 2,841,220
5.800% due 03/08/32  2,100,000 2,092,209
Arthur J Gallagher & Co.
5.150% due 02/15/35  615,000 615,646
5.450% due 07/15/34  585,000 598,420
Athene Holding Ltd.
5.875% due 01/15/34 † 3,630,000 3,761,510
Aviation Capital Group LLC
5.125% due 04/10/30 ~ 565,000 570,628
6.375% due 07/15/30 ~ 3,120,000 3,312,755
Avolon Holdings Funding Ltd. (Ireland)
2.750% due 02/21/28 ~ 1,820,000 1,727,860
5.375% due 05/30/30 ~ 1,140,000 1,161,767
Banco Santander Mexico SA Institucion de Banca
Multiple Grupo Financiero Santand (Mexico)
5.621% due 12/10/29 ~ 760,000 775,960
Banco Santander SA (Spain)
2.958% due 03/25/31  600,000 548,096
Bank of America Corp.
3.419% due 12/20/28  1,967,000 1,923,090
5.288% due 04/25/34  1,965,000 2,005,087
5.518% due 10/25/35  2,400,000 2,401,112
5.872% due 09/15/34  9,050,000 9,553,495
6.204% due 11/10/28  740,000 770,276
Barclays PLC (United Kingdom)
6.224% due 05/09/34  1,960,000 2,081,008
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico (Mexico)
1.875% due 09/18/25 ~ 1,200,000 1,192,283
5.250% due 09/10/29 ~ 865,000 878,555
BGC Group, Inc.
6.150% due 04/02/30 ~ 1,595,000 1,617,691
Blue Owl Capital Corp.
2.625% due 01/15/27  1,970,000 1,903,279
5.950% due 03/15/29  1,025,000 1,030,611
Blue Owl Finance LLC
6.250% due 04/18/34  3,035,000 3,124,561
Blue Owl Technology Finance Corp.
3.750% due 06/17/26 ~ 1,600,000 1,568,915
6.100% due 03/15/28 ~ 1,445,000 1,453,225
BNP Paribas SA (France)
1.323% due 01/13/27 ~ 880,000 864,781
4.625% due 03/13/27 ~ 555,000 554,875
Brighthouse Financial, Inc.
5.625% due 05/15/30  1,625,000 1,667,502
Brookfield Asset Management Ltd. (Canada)
5.795% due 04/24/35  630,000 646,715
Brown & Brown, Inc.
5.550% due 06/23/35  355,000 362,142
a
Principal
Amount Value
CaixaBank SA (Spain)
due 07/03/36 # ~ $ 885,000 $ 894,418
Capital One Financial Corp.
6.377% due 06/08/34  2,760,000 2,939,378
Citadel LP
6.000% due 01/23/30 ~ 810,000 837,814
6.375% due 01/23/32 ~ 615,000 642,539
Credit Agricole SA (France)
6.251% due 01/10/35 ~ 6,090,000 6,335,383
Danske Bank AS (Denmark)
4.613% due 10/02/30 ~ 790,000 787,038
Deutsche Bank AG (Germany)
2.129% due 11/24/26  2,465,000 2,440,270
3.729% due 01/14/32  200,000 183,282
7.079% due 02/10/34  1,580,000 1,684,910
EPR Properties
3.600% due 11/15/31  575,000 522,643
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 535,000 550,646
FS KKR Capital Corp.
3.400% due 01/15/26  2,365,000 2,344,553
Goldman Sachs Group, Inc.
3.691% due 06/05/28  535,000 527,621
6.750% due 10/01/37  1,677,000 1,842,303
Hercules Capital, Inc.
6.000% due 06/16/30  1,330,000 1,327,752
Host Hotels & Resorts LP
5.500% due 04/15/35  3,320,000 3,287,997
HSBC Holdings PLC (United Kingdom)
3.973% due 05/22/30  580,000 564,961
Intesa Sanpaolo SpA (Italy)
4.198% due 06/01/32 ~ 265,000 243,906
7.200% due 11/28/33 ~ 1,320,000 1,482,960
Invitation Homes Operating Partnership LP
4.875% due 02/01/35  705,000 683,350
Iron Mountain, Inc.
4.500% due 02/15/31 ~ 1,290,000 1,230,067
6.250% due 01/15/33 ~ † 555,000 571,043
Jefferies Financial Group, Inc.
6.200% due 04/14/34  745,000 779,660
6.250% due 01/15/36  3,960,000 4,106,670
JPMorgan Chase & Co.
2.522% due 04/22/31  945,000 864,232
2.739% due 10/15/30  1,560,000 1,454,946
2.956% due 05/13/31  1,960,000 1,812,912
5.572% due 04/22/36 † 2,370,000 2,457,060
6.500% due 04/01/30  4,145,000 4,291,211
Liberty Mutual Group, Inc.
3.950% due 05/15/60 ~ 825,000 555,664
Macquarie Airfinance Holdings Ltd. (United
Kingdom)
5.200% due 03/27/28 ~ 1,345,000 1,360,935
6.400% due 03/26/29 ~ 375,000 391,770
Main Street Capital Corp.
6.950% due 03/01/29  535,000 556,909
Marsh & McLennan Cos., Inc.
5.000% due 03/15/35  3,160,000 3,160,767
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.309% due 07/20/32  1,290,000 1,124,445
Morgan Stanley
2.484% due 09/16/36  6,450,000 5,482,556
2.699% due 01/22/31  685,000 631,803
5.164% due 04/20/29  2,045,000 2,085,444

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.831% due 04/19/35  $ 1,660,000 $ 1,739,796
5.942% due 02/07/39 † 2,555,000 2,623,666
6.342% due 10/18/33  2,440,000 2,649,905
MSD Investment Corp.
6.250% due 05/31/30 ~ † 925,000 915,454
Navient Corp.
5.000% due 03/15/27  1,300,000 1,295,648
Nippon Life Insurance Co. (Japan)
6.500% due 04/30/55 ~ 1,230,000 1,274,201
Norinchukin Bank (Japan)
5.094% due 10/16/29 ~ 515,000 522,688
OneMain Finance Corp.
6.625% due 05/15/29  1,905,000 1,958,913
PNC Financial Services Group, Inc.
5.068% due 01/24/34  855,000 859,595
Rocket Cos., Inc.
6.125% due 08/01/30 ~ 1,270,000 1,294,962
Rocket Mortgage LLC/Rocket Mortgage Co-
Issuer, Inc.
3.875% due 03/01/31 ~ 4,700,000 4,360,584
4.000% due 10/15/33 ~ † 5,070,000 4,539,466
Santander Holdings USA, Inc.
2.490% due 01/06/28  1,505,000 1,457,324
Santander U.K. Group Holdings PLC (United
Kingdom)
5.694% due 04/15/31  2,120,000 2,187,496
SBA Communications Corp.
3.125% due 02/01/29  820,000 775,152
Sixth Street Lending Partners
6.125% due 07/15/30 ~ 645,000 657,120
Sixth Street Specialty Lending, Inc.
5.625% due 08/15/30  355,000 356,293
Societe Generale SA (France)
7.132% due 01/19/55 ~ 1,790,000 1,824,235
Standard Chartered PLC (United Kingdom)
3.265% due 02/18/36 ~ 1,355,000 1,222,788
3.603% due 01/12/33 ~ 200,000 181,738
6.296% due 07/06/34 ~ 1,940,000 2,067,202
Starwood Property Trust, Inc.
6.500% due 07/01/30 ~ 830,000 857,834
Stewart Information Services Corp.
3.600% due 11/15/31  2,050,000 1,838,065
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.040% due 07/16/29  2,055,000 1,948,481
Synchrony Financial
5.450% due 03/06/31  1,095,000 1,104,877
5.935% due 08/02/30 † 1,690,000 1,737,644
Truist Financial Corp.
5.867% due 06/08/34  815,000 851,724
UBS Group AG (Switzerland)
2.746% due 02/11/33 ~ 850,000 741,876
3.091% due 05/14/32 ~ 2,240,000 2,033,977
4.751% due 05/12/28 ~ 370,000 372,289
5.699% due 02/08/35 ~ 1,270,000 1,319,648
6.442% due 08/11/28 ~ 680,000 706,689
6.537% due 08/12/33 ~ 1,885,000 2,050,999
9.016% due 11/15/33 ~ 2,780,000 3,438,226
UniCredit SpA (Italy)
1.982% due 06/03/27 ~ 2,035,000 1,985,158
3.127% due 06/03/32 ~ 1,380,000 1,250,527
5.459% due 06/30/35 ~ 855,000 850,436
VICI Properties LP
5.125% due 05/15/32  1,410,000 1,405,687
a
Principal
Amount Value
Wells Fargo & Co.
5.605% due 04/23/36  $ 4,330,000 $ 4,471,192
214,843,338
Industrial - 2.8%
Amrize Finance U.S. LLC
5.400% due 04/07/35 ~ 1,110,000 1,126,769
Boeing Co.
2.196% due 02/04/26  485,000 477,499
5.150% due 05/01/30  925,000 942,169
5.705% due 05/01/40  1,715,000 1,695,488
5.805% due 05/01/50  7,040,000 6,757,860
5.930% due 05/01/60  155,000 147,473
6.298% due 05/01/29  710,000 750,808
6.528% due 05/01/34  790,000 858,875
6.858% due 05/01/54  4,265,000 4,673,118
7.008% due 05/01/64  1,170,000 1,286,313
Bombardier, Inc. (Canada)
7.000% due 06/01/32 ~ † 905,000 943,585
Cemex SAB de CV (Mexico)
3.875% due 07/11/31 ~ 4,590,000 4,235,175
5.125% due 06/08/26 ~ 1,190,000 1,171,204
Embraer Netherlands Finance BV (Brazil)
5.980% due 02/11/35  1,080,000 1,113,939
Empresa de los Ferrocarriles del Estado (Chile)
3.068% due 08/18/50 ~ 620,000 367,395
Flex Ltd.
5.250% due 01/15/32  270,000 273,106
GATX Corp.
6.050% due 03/15/34  630,000 667,068
6.050% due 06/05/54  480,000 480,959
GFL Environmental, Inc.
4.375% due 08/15/29 ~ 315,000 306,134
6.750% due 01/15/31 ~ 290,000 303,825
Jabil, Inc.
3.000% due 01/15/31  635,000 579,204
5.450% due 02/01/29  370,000 379,791
JH North America Holdings, Inc.
5.875% due 01/31/31 ~ 540,000 545,053
6.125% due 07/31/32 ~ 770,000 783,266
Klabin Austria GmbH (Brazil)
7.000% due 04/03/49 ~ 1,455,000 1,478,979
Mohawk Industries, Inc.
5.850% due 09/18/28  430,000 446,776
Owens Corning
7.000% due 12/01/36  3,525,000 3,970,140
Sensata Technologies, Inc.
3.750% due 02/15/31 ~ 1,405,000 1,282,044
Sitios Latinoamerica SAB de CV (Brazil)
5.375% due 04/04/32 ~ 1,740,000 1,716,581
6.000% due 11/25/29 ~ 655,000 668,585
SMBC Aviation Capital Finance DAC (Ireland)
5.100% due 04/01/30 ~ 1,130,000 1,147,616
TD SYNNEX Corp.
6.100% due 04/12/34  3,235,000 3,406,742
Textron, Inc.
6.100% due 11/15/33  2,815,000 2,999,335
Trimble, Inc.
6.100% due 03/15/33  2,055,000 2,184,011
50,166,885
Technology - 2.6%
AppLovin Corp.
5.125% due 12/01/29  1,185,000 1,200,768

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.375% due 12/01/31  $ 525,000 $ 534,459
5.500% due 12/01/34  5,180,000 5,261,469
Atlassian Corp.
5.500% due 05/15/34  4,705,000 4,833,803
Broadcom, Inc.
3.137% due 11/15/35 ~ 795,000 670,853
3.187% due 11/15/36 ~ 10,745,000 8,911,959
CDW LLC/CDW Finance Corp.
3.569% due 12/01/31  3,135,000 2,887,675
5.550% due 08/22/34  1,740,000 1,737,364
Entegris, Inc.
4.750% due 04/15/29 ~ 2,565,000 2,538,915
Fair Isaac Corp.
6.000% due 05/15/33 ~ 415,000 419,841
Foundry JV Holdco LLC
5.875% due 01/25/34 ~ 695,000 706,901
Hewlett Packard Enterprise Co.
6.200% due 10/15/35  1,835,000 1,941,558
Leidos, Inc.
5.400% due 03/15/32  755,000 771,120
5.500% due 03/15/35  1,530,000 1,554,428
5.750% due 03/15/33  1,410,000 1,470,115
Micron Technology, Inc.
5.650% due 11/01/32  375,000 389,929
5.800% due 01/15/35  1,430,000 1,479,522
5.875% due 09/15/33  3,705,000 3,872,051
6.050% due 11/01/35  750,000 785,220
NetApp, Inc.
5.500% due 03/17/32  930,000 958,260
5.700% due 03/17/35  850,000 873,246
Oracle Corp.
4.100% due 03/25/61  1,805,000 1,306,141
Paychex, Inc.
5.600% due 04/15/35  685,000 708,385
Synopsys, Inc.
5.700% due 04/01/55  1,405,000 1,397,926
47,211,908
Utilities - 0.9%
AES Corp.
3.950% due 07/15/30 ~ 180,000 171,231
Boston Gas Co.
3.001% due 08/01/29 ~ 305,000 287,265
Clearway Energy Operating LLC
3.750% due 02/15/31 ~ 1,765,000 1,621,890
Cometa Energia SA de CV (Mexico)
6.375% due 04/24/35 ~ 1,725,966 1,780,043
Enel Americas SA (Chile)
4.000% due 10/25/26  505,000 501,294
Enel Finance International NV (Italy)
6.800% due 09/15/37 ~ 2,100,000 2,316,489
Entergy Corp.
2.800% due 06/15/30  560,000 517,584
IPALCO Enterprises, Inc.
4.250% due 05/01/30  445,000 427,511
Pacific Gas & Electric Co.
2.500% due 02/01/31  350,000 304,002
3.250% due 06/01/31  1,290,000 1,158,420
4.300% due 03/15/45  1,835,000 1,386,872
Southern California Edison Co.
6.200% due 09/15/55  465,000 445,696
Southern Co.
5.700% due 03/15/34  1,335,000 1,395,829
a
Principal
Amount Value
Venture Global Plaquemines LNG LLC
7.500% due 05/01/33 ~ $ 1,355,000 $ 1,451,907
7.750% due 05/01/35 ~ † 1,355,000 1,467,861
Vistra Operations Co. LLC
5.700% due 12/30/34 ~ 475,000 484,077
15,717,971
Total Corporate Bonds & Notes
    (Cost $596,344,100) 615,439,610
CONVERTIBLE CORPORATE BONDS & NOTES - 0.1%
Communications - 0.1%
EchoStar Corp.
3.875% Cash or 3.875% PIK due 11/30/30  786,911 928,555
Consumer, Non-Cyclical - 0.0%
BioMarin Pharmaceutical, Inc.
1.250% due 05/15/27  510,000 481,973
Total Convertible Corporate Bonds & Notes
    (Cost $1,342,357) 1,410,528
SENIOR LOAN NOTES - 1.9%
Basic Materials - 0.3%
Asplundh Tree Expert LLC Term B
6.077% (SOFR + 1.750%)
due 05/23/31 § 2,844,267 2,851,377
Novelis Holdings, Inc. Term B
6.296% (SOFR + 2.000%)
due 03/11/32 § 1,745,625 1,749,116
4,600,493
Communications - 0.0%
Ciena Corp. Term B
6.067% (SOFR + 0.750%)
due 10/24/30 § 484,210 487,237
Consumer, Cyclical - 1.1%
Aramark Services, Inc.
Term B7
6.327% (SOFR + 2.000%)
due 04/06/28 § 220,000 220,642
Term B8
6.327% (SOFR + 2.000%)
due 06/22/30 § 1,964,450 1,973,453
Carnival Corp. Term B
6.312% (SOFR + 2.000%)
due 08/08/27 § 11,391 11,412
6.312% (SOFR + 2.000%)
due 10/18/28 ± § 1,705,609 1,706,675
DK Crown Holdings, Inc. Term B
6.066% (SOFR + 1.750%)
due 03/04/32 § 1,206,975 1,204,712
Flutter Financing BV Term B (Ireland)
6.046% (SOFR + 1.750%)
due 11/30/30 § 3,051,117 3,042,059
6.296% (SOFR + 2.000%)
due 06/04/32 ± § 215,000 215,538
Hilton Domestic Operating Co., Inc. Term B4
6.069% (SOFR + 1.750%)
due 11/08/30 § 1,914,058 1,922,072

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Hilton Grand Vacations Borrower LLC Term B
6.327% (SOFR + 2.000%)
due 08/02/28 § $ 118,503 $ 118,621
Resideo Funding, Inc. Term B
6.062% (SOFR + 1.750%)
due 02/11/28 ± § 579,295 580,019
6.068% (SOFR + 1.750%)
due 06/13/31 § 2,362,782 2,365,735
Wyndham Hotels & Resorts, Inc. Term B
6.077% (SOFR + 1.750%)
due 05/24/30 § 5,345,937 5,374,671
18,735,609
Consumer, Non-Cyclical - 0.4%
DaVita, Inc. Term B1
due 05/09/31 ∞ 315,759 317,901
Herc Holdings, Inc. Term B
due 06/02/32 ∞ 365,000 366,901
IQVIA, Inc. Term B5
6.046% (SOFR + 1.750%)
due 01/02/31 § 1,045,024 1,050,575
Trans Union LLC Term B8
6.077% (SOFR + 1.750%)
due 06/24/31 § 5,413,735 5,429,527
7,164,904
Financial - 0.0%
Citadel Securities Global Holdings LLC Term B
due 10/31/31 ∞ 427,458 429,128
Industrial - 0.0%
Terex Corp.
due 10/08/31 ∞ 314,199 316,359
Technology - 0.1%
Open Text Corp. Term B (Canada)
6.077% (SOFR + 1.750%)
due 01/31/30 § 2,136,056 2,138,119
Utilities - 0.0%
NRG Energy, Inc. Term B
6.030% (SOFR + 1.750%)
due 04/16/31 § 615,327 617,304
Total Senior Loan Notes
    (Cost $34,430,153) 34,489,153
MORTGAGE-BACKED SECURITIES - 15.6%
Collateralized Mortgage Obligations - Commercial - 2.6%
Bank
2.978% due 11/15/62  600,000 560,346
5.203% due 02/15/56  1,020,000 1,036,521
5.745% due 08/15/56  525,000 550,585
Benchmark Mortgage Trust
6.363% due 07/15/56 § 235,000 246,458
BX Commercial Mortgage Trust
5.591% due 11/13/46 ~ § 885,000 896,483
5.995% due 11/13/46 ~ § 115,000 117,385
BX Trust
5.755% (SOFR + 1.443%)
due 03/15/42 ~ § 4,300,000 4,303,853
5.803% (SOFR + 1.491%)
due 07/15/29 ~ § 710,000 710,728
a
Principal
Amount Value
Citigroup Commercial Mortgage Trust
2.896% due 11/15/49  $ 1,461,451 $ 1,430,273
3.102% due 12/15/72  1,870,000 1,751,754
CSMC Trust
3.304% due 09/15/37 ~ 183,088 169,713
3.953% due 09/15/37 ~ 5,800,000 5,376,237
4.373% due 09/15/37 ~ 1,700,000 1,113,500
Extended Stay America Trust
5.506% (SOFR + 1.194%)
due 07/15/38 ~ § 3,688,229 3,691,478
6.676% (SOFR + 2.364%)
due 07/15/38 ~ § 4,255,187 4,265,116
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates (IO)
0.295% due 07/25/33 ± § Ω 7,987,500 96,012
0.352% due 06/25/32 § 22,469,493 355,222
0.403% due 03/25/32 § 6,883,816 122,928
0.419% due 05/25/33 ± § Ω 19,992,891 403,713
0.451% due 04/25/55 § 13,157,194 278,109
0.489% due 06/25/32 § 18,254,134 430,330
0.492% due 12/25/31 ± § Ω 14,853,257 266,854
0.577% due 02/25/36 ± § Ω 4,953,969 168,261
0.607% due 03/25/31 ± § Ω 16,774,049 392,243
0.645% due 12/25/27 ± § Ω 5,916,563 66,020
0.725% due 10/25/26 ± § Ω 14,637,003 96,012
0.806% due 12/25/30 ± § Ω 11,155,338 357,898
0.857% due 03/25/28 ± § Ω 6,002,473 68,761
1.009% due 06/25/29 ± § Ω 7,090,839 207,317
1.343% due 06/25/27 ± § Ω 1,347,175 18,486
1.380% due 07/25/26 ± § Ω 4,344,694 41,314
1.438% due 01/25/30 ± § Ω 3,271,640 164,535
Government National Mortgage Association (IO)
0.064% due 10/16/48 ± § Ω 3,922,891 6,023
0.325% due 01/16/53 ± § Ω 21,442,321 242,374
0.444% due 08/16/58 ± § Ω 1,172,979 22,022
0.503% due 04/16/57 ± § Ω 1,534,808 37,911
0.519% due 12/16/59 ± § Ω 1,542,361 49,381
0.526% due 02/16/59 ± § Ω 1,773,749 52,906
0.561% due 07/16/58 ± § Ω 841,470 22,125
0.565% due 01/16/63 ± § Ω 4,707,109 208,103
0.566% due 11/16/47 ± § Ω 6,674,923 125,428
0.570% due 02/16/62 ± § Ω 3,297,876 140,505
0.611% due 06/16/64 ± § Ω 5,949,392 316,457
0.640% due 02/16/61 ± § Ω 2,058,352 96,580
0.684% due 11/16/55 ± § Ω 5,185,695 136,230
0.798% due 01/16/61 § 11,647,992 688,916
0.826% due 05/16/63 ± § Ω 4,445,015 270,695
0.836% due 05/16/60 ± § Ω 1,640,375 93,424
0.873% due 10/16/62 ± § Ω 2,584,282 162,458
0.912% due 11/16/60 ± § Ω 5,385,493 346,522
1.422% due 10/16/60 § 29,186,558 2,820,242
GS Mortgage Securities Corp. Trust
3.668% due 03/05/33 ~ § 1,310,000 1,135,770
GS Mortgage Securities Trust
2.911% due 02/13/53  1,552,462 1,441,595
3.164% due 05/10/50  1,473,573 1,444,491
JP Morgan Chase Commercial Mortgage
Securities Trust
2.822% due 08/15/49  1,700,000 1,668,140
5.912% (SOFR + 1.600%)
due 01/15/42 ~ § 1,770,000 1,764,204
6.312% (SOFR + 2.000%)
due 01/15/42 ~ § 500,000 499,203

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
LEX Mortgage Trust
5.036% due 10/13/33 ~ § $ 500,000 $ 503,018
SCOTT Trust
5.910% due 03/10/40 ~ 270,000 277,122
Wells Fargo Commercial Mortgage Trust
4.000% due 04/15/55 § 1,639,000 1,550,223
45,876,513
Collateralized Mortgage Obligations - Residential - 3.3%
ATLX Trust
3.850% due 04/25/63 - 04/25/64 ~ § 1,195,672 1,152,457
CoreVest American Finance Ltd.
7.553% due 12/28/30 ~ § 3,070,000 3,098,337
CSMC Trust
1.101% due 05/25/66 ~ § 656,038 570,246
2.000% due 01/25/60 ~ 1,116,469 982,754
2.974% due 07/25/57 ~ § 475,000 405,901
Federal Home Loan Mortgage Corp. REMICS
(IO)
1.532% (5.836% - SOFR)
due 10/15/41 ± § Ω 165,944 15,391
1.582% (5.886% - SOFR)
due 05/15/44 ± § Ω 873,330 96,500
1.612% (5.916% - SOFR)
due 09/15/37 ± § Ω 455,536 44,396
1.632% (5.936% - SOFR)
due 08/15/39 ± § Ω 405,524 39,955
1.812% (6.116% - SOFR)
due 01/15/40 ± § Ω 82,714 7,057
1.832% (6.136% - SOFR)
due 09/15/42 ± § Ω 275,885 21,988
1.872% (6.176% - SOFR)
due 11/15/36 ± § Ω 142,788 15,321
3.000% due 12/15/31 ± Ω 71,727 2,040
3.500% due 06/15/27 ± Ω 100,628 979
Federal National Mortgage Association Interest
STRIPS (IO)
3.000% due 11/25/26 - 04/25/27 ± Ω 224,788 3,751
3.500% due 11/25/41 ± Ω 494,467 81,046
4.000% due 11/25/41 ± Ω 808,445 142,955
4.500% due 11/25/39 ± Ω 106,933 17,818
5.000% due 01/25/38 - 01/25/39 ± Ω 276,022 48,383
5.000% due 01/25/39 ± § Ω 71,502 12,798
5.500% due 01/25/39 ± § Ω 68,607 13,323
6.000% due 01/25/38 - 07/25/38 ± Ω 278,566 54,658
Federal National Mortgage Association REMICS
(IO)
1.646% due 10/25/35 ± § Ω 112,766 4,964
1.686% due 03/25/36 ± § Ω 68,000 2,700
1.730% (6.036% - SOFR)
due 09/25/41 - 08/25/45 ± § Ω 2,322,901 220,212
2.060% (6.366% - SOFR)
due 04/25/40 ± § Ω 197,340 22,407
2.180% (6.486% - SOFR)
due 07/25/42 ± § Ω 63,005 7,824
2.230% (6.536% - SOFR)
due 03/25/42 ± § Ω 334,573 25,509
2.420% due 07/25/36 ± § Ω 126,480 11,691
3.000% due 04/25/32 - 09/25/32 ± Ω 203,243 6,762
3.500% due 07/25/28 ± Ω 103,126 2,154
4.500% due 09/25/48 ± Ω 1,526,604 193,059
4.646% due 12/25/36 ± § Ω 526,861 41,372
5.500% due 06/25/44 ± Ω 331,851 23,314
a
Principal
Amount Value
GITSIT Mortgage Loan Trust
7.466% due 06/25/54 ~ § $ 440,126 $ 440,473
Government National Mortgage Association
REMICS (IO)
1.674% (5.986% - SOFR)
due 08/16/42 ± § Ω 317,354 33,231
1.724% (6.036% - SOFR)
due 06/16/43 ± § Ω 224,275 11,370
1.774% (6.086% - SOFR)
due 10/16/42 ± § Ω 430,705 41,479
2.048% (6.366% - SOFR)
due 04/20/40 ± § Ω 46,080 5,994
2.118% (6.436% - SOFR)
due 06/20/40 ± § Ω 847,470 120,916
2.174% (6.486% - SOFR)
due 04/16/42 ± § Ω 878,216 108,089
3.500% due 05/20/43 - 07/20/50 ± Ω 7,102,636 1,303,289
4.000% due 04/16/45 - 01/16/46 ± Ω 1,083,201 192,271
4.000% due 02/16/50 7,523,492 1,415,480
4.500% due 09/16/45 - 06/20/52 19,049,992 3,632,271
4.746% (SOFR + 0.414%)
due 02/20/68 - 07/20/68 § 622,380 622,077
4.946% (SOFR + 0.614%)
due 03/20/61 ± § Ω 173,647 172,259
5.000% due 05/16/43 ± Ω 3,368,665 330,453
5.000% due 10/20/44 2,321,143 493,984
5.436% (SOFR + 1.114%)
due 05/20/60 ± § Ω 38,464 38,380
Legacy Mortgage Asset Trust
5.250% due 07/25/67 ~ § 2,771,589 2,768,404
5.750% due 04/25/61 ~ § 1,460,907 1,461,663
MFA Trust
6.330% due 09/25/54 § 1,079,097 1,082,803
Mill City Mortgage Loan Trust
1.850% due 11/25/60 ~ § 625,000 565,005
2.500% due 11/25/60 ~ § 700,000 614,726
3.750% due 05/25/58 ~ § 240,387 235,833
New Residential Mortgage Loan Trust
3.800% due 01/25/64 ~ § 2,816,735 2,674,262
6.664% due 03/25/39 ~ § 1,655,000 1,668,940
NLT Trust
3.200% due 10/25/62 ~ § 1,198,508 1,094,495
NYMT Loan Trust
3.750% due 02/25/68 ~ § 2,089,233 1,935,237
5.268% due 09/25/39 ~ § 770,000 767,852
6.381% due 02/25/30 ~ § 342,598 342,848
6.509% due 05/25/39 ~ § 1,670,000 1,689,178
PRET LLC
due 06/25/55 # ~ § 625,000 626,605
5.925% due 10/25/54 ~ § 743,606 742,220
5.963% due 11/25/54 ~ § 1,528,877 1,530,692
6.708% due 04/25/55 ~ § 709,890 716,119
6.996% due 07/25/54 ~ § 520,342 521,547
PRKCM Trust
2.071% due 11/25/56 ~ § 821,371 728,830
PRPM LLC
3.750% due 03/25/54 ~ § 889,046 865,776
4.200% due 12/25/64 ~ § 2,066,620 2,022,910
4.500% due 02/25/55 ~ § 592,083 584,382
5.689% due 09/25/29 ~ § 273,476 273,858
5.870% due 11/25/29 ~ § 607,979 608,256
6.469% due 05/25/30 ~ § 218,842 218,759
7.026% due 03/25/29 ~ § 822,384 824,492

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
RCO IX Mortgage LLC
6.513% due 04/25/30 ~ § $ 2,017,096 $ 2,027,288
RCO X Mortgage LLC
5.875% due 01/25/30 ~ § 2,156,391 2,158,481
Redwood Funding Trust
7.500% due 07/25/59 ~ § 545,002 547,023
7.745% due 12/25/54 ~ § 752,852 769,063
Roc Mortgage Trust
5.589% due 10/25/39 ~ § 1,810,000 1,810,391
Toorak Mortgage Trust
6.597% due 02/25/39 ~ § 1,090,000 1,097,464
Towd Point Mortgage Trust
2.900% due 10/25/59 ~ § 450,761 433,135
3.750% due 12/25/58 ~ § 505,000 456,655
TVC Mortgage Trust
5.545% due 07/25/39 ~ § 2,035,000 2,034,407
VCAT LLC
5.877% due 01/25/55 ~ § 512,436 513,813
5.889% due 02/25/55 ~ § 1,638,706 1,640,990
Verus Securitization Trust
1.013% due 09/25/66 ~ § 701,288 604,182
VOLT XCIV LLC
6.239% due 02/27/51 ~ § 74,359 74,384
57,685,006
Federal Home Loan Mortgage Corp. - 2.8%
2.000% due 12/01/51  20,220,763 16,073,205
2.500% due 11/01/50 - 04/01/52 10,275,077 8,666,368
3.000% due 11/01/49 - 05/01/52 4,714,048 4,142,320
3.500% due 04/01/52 - 06/01/52 4,043,350 3,668,743
4.000% due 06/01/44 - 02/01/53 5,244,012 4,952,629
4.500% due 03/01/47 - 11/01/52 3,224,349 3,113,206
5.000% due 03/01/38 - 06/01/53 4,653,249 4,635,914
5.500% due 04/01/53 - 06/01/53 3,217,375 3,236,042
6.000% due 11/01/39  952,444 1,000,032
6.500% due 01/01/53  258,095 268,959
7.000% due 03/01/39  78,237 82,822
49,840,240
Federal National Mortgage Association - 6.2%
1.500% due 03/01/51  1,288,134 970,564
2.000% due 02/01/52  9,540,872 7,562,727
2.500% due 11/01/50 - 06/01/62 42,044,646 34,551,722
3.000% due 09/01/42 - 03/01/52 17,016,112 15,106,263
3.500% due 03/01/43 - 06/01/52 18,416,655 16,964,157
4.000% due 11/01/42 - 04/01/52 9,133,271 8,664,008
4.420% due 04/01/33  195,826 194,651
4.500% due 10/01/44 - 03/01/53 5,878,957 5,749,269
4.680% due 07/01/33  100,000 100,708
5.000% due 05/01/41 - 03/01/53 4,567,704 4,577,666
5.500% due 05/01/53 - 09/01/53 7,580,827 7,625,307
6.000% due 07/01/41 - 05/01/53 4,900,106 5,018,834
6.500% due 05/01/40 - 02/01/53 1,506,168 1,581,330
7.000% due 02/01/39  284,160 302,055
108,969,261
Government National Mortgage Association - 0.1%
4.500% due 03/20/41  951,786 944,919
5.000% due 10/20/47  249,182 249,932
6.000% due 09/20/38  437,564 466,967
1,661,818
Uniform Mortgage-Backed Securities - 0.6%
due 07/01/54 # 6,370,000 6,473,698
a
Principal
Amount Value
due 07/01/54 # $ 5,000,000 $ 4,900,673
11,374,371
Total Mortgage-Backed Securities
    (Cost $290,983,085) 275,407,209
ASSET-BACKED SECURITIES - 14.2%
Automobile Other - 2.5%
American Credit Acceptance Receivables Trust
4.900% due 03/12/29 ~ 975,000 978,864
5.540% due 08/12/31 ~ 500,000 504,078
6.040% due 07/12/30 ~ 500,000 511,319
7.650% due 09/12/30 ~ 3,460,000 3,593,804
8.000% due 02/15/29 ~ 100,018 101,261
AmeriCredit Automobile Receivables Trust
5.800% due 12/18/28  700,000 714,680
Avis Budget Rental Car Funding AESOP LLC
3.340% due 08/20/26 ~ 1,666,667 1,662,229
6.110% due 12/20/30 ~ 675,000 687,315
6.480% due 06/20/30 ~ 2,080,000 2,145,333
7.260% due 10/20/27 ~ 260,000 261,742
7.320% due 02/20/28 ~ 255,000 257,400
7.340% due 02/20/30 ~ 100,000 105,819
7.350% due 04/20/28 ~ 320,000 323,737
7.590% due 04/20/29 ~ 375,000 382,199
Bridgecrest Lending Auto Securitization Trust
6.070% due 02/15/30  1,000,000 1,019,695
6.300% due 02/15/30  1,100,000 1,128,689
7.840% due 08/15/29  2,265,000 2,386,614
CarMax Auto Owner Trust
6.000% due 07/15/30  2,700,000 2,771,492
6.420% due 10/15/30  45,000 46,535
Carvana Auto Receivables Trust
5.380% due 12/10/30 ~ 600,000 601,478
5.800% due 05/10/30 ~ 710,000 724,010
6.300% due 05/10/30 ~ 300,000 307,709
6.440% due 09/10/30 ~ 400,000 412,219
6.590% due 02/11/30 ~ 1,495,000 1,540,982
Credit Acceptance Auto Loan Trust
5.390% due 01/16/35 ~ 510,000 516,105
6.700% due 10/16/34 ~ 680,000 706,734
6.710% due 07/17/34 ~ 390,000 402,390
Exeter Automobile Receivables Trust
5.060% due 02/18/31  700,000 701,107
5.700% due 07/16/29  300,000 303,658
5.980% due 09/16/30  300,000 306,975
GLS Auto Receivables Issuer Trust
6.190% due 02/15/30 ~ 160,000 164,153
6.440% due 05/15/29 ~ 2,697,000 2,763,281
GLS Auto Select Receivables Trust
5.280% due 10/15/31 ~ 100,000 100,939
5.920% due 08/15/30 ~ 400,000 412,774
6.340% due 08/15/31 ~ 600,000 619,068
6.430% due 01/15/31 ~ 1,390,000 1,437,188
LAD Auto Receivables Trust
4.930% due 03/15/30 ~ 100,000 100,520
5.330% due 02/15/29 ~ 1,040,000 1,054,864
5.640% due 06/15/29 ~ 1,040,000 1,058,734
6.150% due 06/16/31 ~ 600,000 616,023
Octane Receivables Trust
5.900% due 07/20/32 ~ 760,000 776,579

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Santander Drive Auto Receivables Trust
4.490% due 08/15/29  $ 2,085,000 $ 2,083,409
5.840% due 06/17/30  100,000 102,315
5.970% due 10/15/31  2,310,000 2,376,230
6.280% due 08/15/31  100,000 103,335
SBNA Auto Receivables Trust
6.040% due 04/15/30 ~ 100,000 102,126
Securitized Term Auto Receivables Trust
(Canada)
5.038% due 07/25/31 ~ 241,286 243,139
VStrong Auto Receivables Trust
5.770% due 07/15/30 ~ 300,000 304,632
7.290% due 07/15/30 ~ 100,000 104,384
Westlake Automobile Receivables Trust
5.650% due 02/15/29 ~ 2,255,000 2,279,256
5.910% due 04/15/30 ~ 500,000 509,616
43,418,737
Automobile Sequential - 0.5%
Avis Budget Rental Car Funding AESOP LLC
5.130% due 10/20/28 ~ 2,560,000 2,600,670
5.900% due 08/21/28 ~ 2,000,000 2,056,772
Carvana Auto Receivables Trust
6.420% due 01/10/28 ~ 588,448 590,974
Enterprise Fleet Financing LLC
4.820% due 02/20/29 ~ 190,000 192,934
4.970% due 09/22/31 ~ 215,000 219,958
Octane Receivables Trust
5.680% due 05/20/30 ~ 931,002 937,920
VStrong Auto Receivables Trust
5.620% due 12/15/28 ~ 1,275,000 1,282,357
Westlake Automobile Receivables Trust
5.440% due 05/17/27 ~ 575,000 576,139
8,457,724
Credit Card Bullet - 0.1%
Mission Lane Credit Card Master Trust
5.880% due 01/15/30 ~ 1,165,000 1,174,796
6.200% due 08/15/29 ~ 715,000 721,541
1,896,337
Home Equity Sequential - 0.1%
GITSIT Mortgage Loan Trust
6.276% due 02/25/55 ~ § 2,599,449 2,601,614
Other Asset-Backed Securities - 11.0%
37 Capital CLO 3 Ltd. (Cayman)
5.815% (SOFR + 1.500%)
due 07/15/38 ~ § 1,740,000 1,749,570
37 Capital CLO 4 Ltd.
7.006% (SOFR + 2.750%)
due 04/15/35 ~ § 1,500,000 1,501,817
AASET Trust
5.943% due 02/16/50 ~ 995,017 1,015,277
Affirm Asset Securitization Trust
5.610% due 02/15/29 ~ 3,635,000 3,652,302
6.890% due 02/15/29 ~ 110,000 111,042
ALTDE Trust
5.900% due 08/15/50 ~ 1,160,555 1,186,012
AMMC CLO 18 Ltd. (Cayman)
6.191% (SOFR + 1.862%)
due 05/26/31 ~ § 2,615,000 2,623,983
Anchorage Capital CLO 19 Ltd. (Cayman)
6.368% (SOFR + 2.112%)
due 10/15/34 ~ § 1,425,000 1,429,004
a
Principal
Amount Value
Anchorage Capital CLO 28 Ltd. (Cayman)
6.519% (SOFR + 2.250%)
due 04/20/37 ~ § $ 565,000 $ 568,540
Anchorage Capital CLO 30 Ltd. (Cayman)
6.065% (SOFR + 1.750%)
due 01/20/37 ~ § 2,825,000 2,832,380
Anchorage Capital CLO 6 Ltd. (Cayman)
6.372% (SOFR + 2.100%)
due 04/22/34 ~ § 2,530,000 2,537,227
Applebee's Funding LLC/IHOP Funding LLC
6.720% due 06/07/55 ~ 2,985,000 2,978,033
Aqua Finance Trust
4.810% due 04/18/50 ~ 1,551,676 1,553,261
Ascent Education Funding Trust
6.140% due 10/25/50 ~ 80,151 81,891
Auxilior Term Funding LLC
6.180% due 12/15/28 ~ 1,190,387 1,200,330
Bain Capital CLO Ltd. (Jersey)
6.261% (SOFR + 2.000%)
due 04/16/37 ~ § 1,690,000 1,699,142
Ballyrock CLO 28 Ltd. (Cayman)
5.647% (SOFR + 1.320%)
due 01/20/38 ~ § 1,140,000 1,141,022
BCC Middle Market CLO LLC
due 07/17/37 # ~ § 2,115,000 2,115,000
Betony CLO 2 Ltd. (Cayman)
6.141% (SOFR + 1.862%)
due 04/30/31 ~ § 775,000 777,270
BHG Securitization Trust
3.080% due 02/20/35 ~ 260,000 251,810
5.810% due 04/17/35 ~ 421,339 432,065
6.490% due 04/17/35 ~ 1,075,000 1,101,686
Birch Grove CLO 6 Ltd. (Jersey)
due 07/20/37 # ~ § 2,125,000 2,125,000
BlackRock MT Lassen CLO XV LLC
due 07/15/37 # ~ § 1,070,000 1,070,000
Business Jet Securities LLC
5.364% due 09/15/39 ~ 1,620,009 1,626,559
Canyon CLO Ltd. (Cayman)
6.218% (SOFR + 1.962%)
due 07/15/31 ~ § 250,000 251,432
Carlyle Global Market Strategies CLO Ltd.
(Cayman)
6.088% (SOFR + 1.762%)
due 05/15/31 ~ § 750,000 751,687
CarVal CLO II Ltd. (Cayman)
6.969% (SOFR + 2.700%)
due 04/20/32 ~ § 1,810,000 1,814,513
Castlelake Aircraft Structured Trust
3.967% due 04/15/39 ~ 2,626,103 2,490,033
Cerberus Loan Funding XLVII LLC
6.006% (SOFR + 1.750%)
due 07/15/36 ~ § 2,685,000 2,688,609
CLI Funding VIII LLC
1.640% due 02/18/46 ~ 1,507,702 1,384,196
College Ave Student Loans LLC
6.080% due 08/25/54 ~ 880,000 901,305
Compass Datacenters Issuer II LLC
5.316% due 05/25/50 ~ 800,000 812,033
Compass Datacenters Issuer III LLC
5.656% due 02/25/50 ~ 915,000 925,803
5.852% due 02/25/50 ~ 500,000 505,008
Crockett Partners Equipment Co. IIA LLC
6.050% due 01/20/31 ~ 2,183,333 2,208,209

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
CyrusOne Data Centers Issuer I LLC
4.650% due 05/20/49 ~ $ 705,000 $ 672,580
5.910% due 02/20/50 ~ 200,000 204,205
DB Master Finance LLC
4.030% due 11/20/47 ~ 463,750 459,331
Dryden 53 CLO Ltd. (Cayman)
due 01/15/31 # ~ § 1,000,000 1,000,000
5.918% (SOFR + 1.662%)
due 01/15/31 ~ § 1,000,000 998,870
EverBright Solar Trust
6.430% due 06/22/54 ~ 781,405 760,896
EWC Master Issuer LLC
5.500% due 03/15/52 ~ 1,018,500 1,004,451
FirstKey Homes Trust
2.058% due 09/17/38 ~ 2,300,000 2,204,962
2.189% due 08/17/38 ~ 4,049,000 3,905,545
FOCUS Brands Funding
8.241% due 10/30/53 ~ 492,500 520,709
Foundation Finance Trust
1.270% due 05/15/41 ~ 963,532 909,995
4.950% due 04/15/50 ~ 590,356 594,363
Frontier Issuer LLC
6.190% due 06/20/54 ~ 4,690,000 4,836,594
6.600% due 08/20/53 ~ 2,895,000 2,942,439
Golub Capital Partners CLO 72 B Ltd. (Jersey)
6.382% (SOFR + 2.100%)
due 04/25/37 ~ § 1,805,000 1,816,433
GreenSky Home Improvement Issuer Trust
5.220% due 03/25/60 ~ 277,134 279,915
GreenSky Home Improvement Trust
5.670% due 06/25/59 ~ 369,868 377,392
6.360% due 06/25/59 ~ 320,000 328,203
Hardee's Funding LLC
7.253% due 03/20/54 ~ 454,250 469,532
Hilton Grand Vacations Trust
5.990% due 03/25/38 ~ 247,513 250,900
HIN Timeshare Trust
3.420% due 10/09/39 ~ 263,241 256,402
Horizon Aircraft Finance I Ltd. (Cayman)
4.458% due 12/15/38 ~ 120,375 115,021
Horizon Aircraft Finance IV Ltd. (Cayman)
5.375% due 09/15/49 ~ 3,036,688 3,043,713
Invesco CLO Ltd. (Cayman)
6.184% (SOFR + 1.912%)
due 10/22/34 ~ § 835,000 836,734
Island Finance Trust
6.540% due 03/19/35 ~ 155,000 158,201
Jack in the Box Funding LLC
3.445% due 02/26/52 ~ 5,895,175 5,689,619
Kapitus Asset Securitization IV LLC
5.490% due 09/10/31 ~ 905,000 905,061
KKR CLO 44 Ltd. (Cayman)
6.969% (SOFR + 2.700%)
due 01/20/36 ~ § 2,885,000 2,915,887
Labrador Aviation Finance Ltd.
4.300% due 01/15/42 ~ 102,682 99,862
Long Point Park CLO Ltd.
5.916% (SOFR + 1.637%)
due 01/17/30 ~ § 660,000 661,249
Madison Park Funding XLVIII Ltd. (Cayman)
6.531% (SOFR + 2.262%)
due 04/19/33 ~ § 960,000 963,035
a
Principal
Amount Value
Mariner Finance Issuance Trust
5.680% due 09/22/36 ~ $ 475,000 $ 484,703
Marlette Funding Trust
6.930% due 07/17/34 ~ 100,000 102,841
MetroNet Infrastructure Issuer LLC
6.230% due 04/20/54 ~ 200,000 204,569
Milos CLO Ltd. (Cayman)
6.081% (SOFR + 1.812%)
due 10/20/30 ~ § 1,055,000 1,057,911
Mosaic Solar Loan Trust
5.500% due 09/20/49 ~ 2,803,666 2,744,892
5.600% due 04/22/52 ~ 3,928,004 3,828,037
MVW LLC
4.430% due 03/20/42 ~ 743,195 742,586
6.200% due 02/20/43 ~ 303,503 308,833
Navient Private Education Refi Loan Trust
1.060% due 10/15/69 ~ 873,836 787,060
1.690% due 05/15/69 ~ 2,320,950 2,199,834
Nelnet Student Loan Trust
2.680% due 04/20/62 ~ 715,000 630,334
New Economy Assets - Phase 1 Sponsor LLC
1.910% due 10/20/61 ~ 320,000 301,535
OCP CLO Ltd. (Cayman)
5.681% (SOFR + 1.330%)
due 01/21/38 ~ § 2,610,000 2,613,648
5.969% (SOFR + 1.700%)
due 07/20/37 ~ § 1,140,000 1,142,528
OHA Credit Funding 17 Ltd. (Bermuda)
6.169% (SOFR + 1.900%)
due 04/20/37 ~ § 1,275,000 1,281,150
OnDeck Asset Securitization Trust IV LLC
4.980% due 10/17/31 ~ 540,000 537,517
OneMain Financial Issuance Trust
3.140% due 10/14/36 ~ 2,200,000 2,147,356
4.050% due 10/14/36 ~ 2,735,000 2,615,829
OWN Equipment Fund I LLC
5.700% due 12/20/32 ~ 768,557 780,753
OWN Equipment Fund II LLC
5.480% due 09/26/33 ~ 575,000 579,185
Palmer Square BDC CLO 1 Ltd. (Cayman)
5.856% (SOFR + 1.600%)
due 07/15/37 ~ § 4,330,000 4,346,200
6.406% (SOFR + 2.150%)
due 07/15/37 ~ § 2,920,000 2,938,405
PK ALIFT Loan Funding 3 LP
5.842% due 09/15/39 ~ 516,460 523,571
Planet Fitness Master Issuer LLC
3.858% due 12/05/49 ~ 5,444,145 5,195,062
4.008% due 12/05/51 ~ 193,500 179,125
Polen Capital CLO Ltd. (Cayman)
6.211% (SOFR + 1.950%)
due 03/06/38 ~ § 1,270,000 1,275,782
7.411% (SOFR + 3.150%)
due 03/06/38 ~ § 1,375,000 1,373,838
Post CLO Ltd. (Cayman)
7.472% (SOFR + 3.200%)
due 04/20/35 ~ § 500,000 499,973
Post CLO VI Ltd. (Cayman)
6.255% (SOFR + 1.800%)
due 01/20/38 ~ § 2,805,000 2,802,560
Post Road Equipment Finance LLC
5.810% due 10/15/30 ~ 1,060,000 1,076,874
Progress Residential Trust
2.359% due 07/17/38 ~ 220,000 213,172

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
2.688% due 05/17/26 ~ $ 455,000 $ 447,629
4.896% due 06/17/39 ~ 275,000 274,948
5.192% due 06/17/39 ~ 490,000 491,196
RAD CLO 27 Ltd. (Cayman)
5.611% (SOFR + 1.320%)
due 01/15/38 ~ § 1,070,000 1,071,323
Regional Management Issuance Trust
5.740% due 12/15/33 ~ 140,000 141,397
Republic Finance Issuance Trust
2.800% due 12/22/31 ~ 2,800,000 2,744,674
5.910% due 08/20/32 ~ 885,000 898,417
RFS Asset Securitization II LLC
6.550% due 07/15/31 ~ 1,305,000 1,329,049
Rockford Tower CLO Ltd. (Cayman)
7.181% (SOFR + 2.912%)
due 10/20/30 ~ § 970,000 974,811
7.584% (SOFR + 3.262%)
due 05/20/31 ~ § 1,935,000 1,944,902
Rockford Tower Ltd. (Cayman)
6.119% (SOFR + 1.850%)
due 10/20/37 ~ § 6,075,000 6,091,584
RR 28 Ltd. (Cayman)
5.806% (SOFR + 1.550%)
due 04/15/37 ~ § 2,010,000 2,023,958
SCF Equipment Leasing LLC
5.520% due 01/20/32 ~ 370,000 380,647
SEB Funding LLC
4.969% due 01/30/52 ~ 399,000 391,910
7.386% due 04/30/54 ~ 1,400,000 1,433,560
Sierra Timeshare Receivables Funding LLC
5.150% due 01/20/43 ~ 958,110 965,989
7.120% due 09/20/40 ~ 40,059 41,379
SLAM Ltd.
5.807% due 05/15/50 ~ 315,000 321,094
SMB Private Education Loan Trust
1.310% due 07/17/51 ~ 266,011 249,537
1.340% due 03/17/53 ~ 1,657,885 1,549,132
1.390% due 01/15/53 ~ 880,651 805,350
1.590% due 01/15/53 ~ 170,936 157,427
3.960% due 07/15/42 ~ 1,155,000 1,129,488
4.000% due 07/15/42 ~ 120,000 116,928
6.060% due 06/17/52 ~ 295,000 304,876
Stonepeak ABS
2.301% due 02/28/33 ~ 2,937,991 2,815,124
Stream Innovations Issuer Trust
5.210% due 02/15/45 ~ 552,743 559,485
6.270% due 07/15/44 ~ 112,943 117,383
Subway Funding LLC
5.246% due 07/30/54 ~ 796,000 793,188
Sunnova Helios II Issuer LLC
3.750% due 06/20/46 ~ 176,752 162,138
Sunnova Helios XIII Issuer LLC
5.300% due 02/20/51 ~ 2,253,019 2,090,544
Sunrun Atlas Issuer LLC
3.610% due 02/01/55 ~ 1,107,462 1,049,856
Sunrun Demeter Issuer LLC
2.270% due 01/30/57 ~ 163,506 144,956
Symetra CLO Ltd. (Cayman)
7.531% (SOFR + 3.250%)
due 04/20/38 ~ § 1,070,000 1,069,028
Textainer Marine Containers VII Ltd. (China)
1.680% due 02/20/46 ~ 353,453 325,442
2.100% due 09/20/45 ~ 1,223,109 1,144,162
a
Principal
Amount Value
Thrust Engine Leasing DAC
4.163% due 07/15/40 ~ $ 2,035,144 $ 1,985,378
TIC Home Improvement Trust
6.670% due 10/15/46 ~ 582,487 596,537
TIF Funding III LLC (Bermuda)
6.310% due 04/20/49 ~ 385,156 389,541
TMCL VII Holdings Ltd. (Bermuda)
due 07/23/50 # ~ 1,455,000 1,454,977
Trafigura Securitisation Finance PLC (Ireland)
5.740% (SOFR + 1.400%)
due 11/15/27 ~ § 3,600,000 3,604,446
Tricon Residential Trust
6.230% due 07/17/40 ~ 1,725,000 1,729,427
Volofin Finance DAC (Ireland)
5.935% due 06/15/37 ~ 2,229,725 2,254,559
Wave LLC
3.597% due 09/15/44 ~ 690,454 662,653
WAVE Trust
3.844% due 11/15/42 ~ 75,191 72,942
Willis Engine Structured Trust IV
5.438% due 09/15/43 ~ § 146,010 143,479
Willis Engine Structured Trust VII
8.000% due 10/15/48 ~ 516,688 533,314
Wingstop Funding LLC
5.858% due 12/05/54 ~ 750,000 765,612
Zayo Issuer LLC
5.953% due 06/20/55 ~ 2,020,000 2,088,834
Ziply Fiber Issuer LLC
6.640% due 04/20/54 ~ 4,100,000 4,214,136
194,839,159
Total Asset-Backed Securities
    (Cost $246,734,624) 251,213,571
U.S. TREASURY OBLIGATIONS - 22.6%
U.S. Treasury Bonds - 13.4%
2.000% due 11/15/41  15,240,000 10,485,834
3.000% due 11/15/44  7,020,000 5,407,868
3.250% due 05/15/42  6,725,000 5,565,726
3.625% due 08/15/43  510,000 438,919
3.625% due 02/15/53  535,000 436,903
3.625% due 05/15/53  20,330,000 16,588,009
3.875% due 05/15/43  2,175,000 1,943,396
4.000% due 11/15/52  6,485,000 5,673,615
4.125% due 08/15/53 ‡ 67,945,000 60,712,573
4.250% due 02/15/54  7,155,000 6,528,938
4.375% due 08/15/43  26,025,000 24,814,736
4.500% due 02/15/44  5,645,000 5,456,245
4.500% due 11/15/54  14,550,000 13,870,242
4.625% due 02/15/55  8,580,000 8,354,775
4.750% due 02/15/45  34,240,000 34,068,800
4.750% due 05/15/55  3,800,000 3,779,219
5.000% due 05/15/45  32,295,000 33,180,590
237,306,388
U.S. Treasury Notes - 9.2%
3.625% due 09/30/31  6,575,000 6,466,615
3.750% due 08/31/31  2,940,000 2,913,242
3.875% due 04/30/30  9,480,000 9,519,253
3.875% due 06/30/30  11,830,000 11,875,749
3.875% due 08/15/33  49,530,000 48,790,919
4.000% due 04/30/32  12,220,000 12,238,139

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.125% due 03/31/31  $ 1,975,000 $ 2,000,305
4.125% due 03/31/32  15,630,000 15,772,257
4.125% due 05/31/32  11,625,000 11,725,811
4.250% due 05/15/35  8,130,000 8,143,338
4.375% due 01/31/32  2,805,000 2,872,167
4.875% due 10/31/30  29,790,000 31,278,336
163,596,131
Total U.S. Treasury Obligations
    (Cost $402,887,438) 400,902,519
FOREIGN GOVERNMENT BONDS & NOTES - 5.8%
Brazil Notas do Tesouro Nacional (Brazil)
10.000% due 01/01/31
BRL 24,905,000
4,024,665
10.000% due 01/01/33
71,535,000
11,202,485
Bundesschatzanweisungen (Germany)
2.200% due 03/11/27 ~
EUR 1,115,000
1,321,038
Chile Government (Chile)
3.100% due 01/22/61
$ 1,980,000
1,204,394
3.250% due 09/21/71
2,745,000
1,672,666
4.340% due 03/07/42
800,000
694,488
5.650% due 01/13/37
3,365,000
3,474,699
Colombia Government (Colombia)
8.000% due 04/20/33
2,605,000
2,698,598
8.000% due 11/14/35
455,000
458,089
8.500% due 04/25/35
1,010,000
1,050,381
Dominican Republic (Dominican Republic)
6.600% due 06/01/36 ~
315,000
317,662
7.050% due 02/03/31 ~
655,000
687,881
Kyrgyz Republic (Kyrgyzstan)
7.750% due 06/03/30 ~
1,405,000
1,386,034
Mexican Bonos (Mexico)
7.750% due 11/23/34
MXN 92,091,000
4,479,679
8.500% due 05/31/29
95,240,200
5,061,746
Oman Government (Oman)
6.000% due 08/01/29 ~
$ 3,275,000
3,438,221
Philippine Government (Philippines)
2.650% due 12/10/45
1,200,000
779,431
2.950% due 05/05/45
1,925,000
1,320,502
5.900% due 02/04/50
1,000,000
1,021,153
Republic of South Africa Government (South
Africa)
7.100% due 11/19/36 ~
780,000
774,647
7.300% due 04/20/52
1,825,000
1,647,025
8.875% due 02/28/35
ZAR 34,775,000
1,838,988
9.000% due 01/31/40
123,700,000
6,050,251
Republic of Uzbekistan (Uzbekistan)
3.700% due 11/25/30 ~
$ 445,000
397,760
3.900% due 10/19/31 ~
1,650,000
1,457,006
5.375% due 05/29/27 ~
EUR 2,200,000
2,658,614
6.900% due 02/28/32 ~ †
$ 3,720,000
3,834,931
6.947% due 05/25/32 ~
430,000
443,198
Romania Government (Romania)
5.625% due 02/22/36 ~
EUR 1,195,000
1,344,285
5.875% due 07/11/32 ~
5,100,000
6,046,017
6.250% due 09/10/34 ~
1,695,000
2,019,058
Saudi Government (Saudi Arabia)
5.625% due 01/13/35 ~
$ 1,095,000
1,143,006
Turkiye Government (Turkey)
36.000% due 08/12/26
TRY 57,360,000
1,408,653
37.000% due 02/18/26
146,00 5,000
3,637,889
U.K. Gilts (United Kingdom)
4.500% due 03/07/35 ~
GBP 4,765,000
6,545,197
a
Principal
Amount Value
Uruguay Government (Uruguay)
8.250% due 05/21/31
UYU 256,740,000
$ 6,302,771
8.500% due 03/15/28 ~
54,040,000
1,348,873
9.750% due 07/20/33
258,870,000
6,847,929
Total Foreign Government Bonds & Notes
    (Cost $102,135,289) 102,039,910
SHORT-TERM INVESTMENTS - 2.6%
U.S. Government Agency Issues - 1.6%
Federal Home Loan Bank Discount Notes
1.188% due 07/07/25  $ 10,155,000 10,146,786
4.308% due 07/02/25  1,740,000 1,739,597
4.310% due 07/09/25  7,910,000 7,901,774
4.312% due 07/15/25  8,025,000 8,011,090
27,799,247
U.S. Treasury Bills - 1.0%
3.509% due 09/09/25 ‡ 1,735,000 1,720,794
3.984% due 10/16/25  1,950,000 1,925,733
4.264% due 12/11/25  6,735,000 6,609,820
4.270% due 12/26/25  6,770,000 6,632,590
16,888,937
Total Short-Term Investments
(Cost $44,690,752) 44,688,184
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 97.6%
    (Cost $1,720,867,996) 1,727,321,148
Shares
SECURITIES LENDING COLLATERAL - 2.2%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity Funds
4.180% 4,376,045 4,376,045
Principal
Amount
Repurchase Agreements - 2.0%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$35,654,760; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $36,367,856) $ 35,650,363 35,650,363
a
Total Securities Lending Collateral
(Cost $40,026,408) 40,026,408
a
TOTAL INVESTMENTS - 99.8%
(Cost $1,760,894,404) 1,767,347,556
DERIVATIVES - 0.1% 1,391,961
OTHER ASSETS & LIABILITIES, NET - 0.1% 2,419,117
NET ASSETS - 100.0% $1,771,158,634

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2025, investments with a total aggregate value of $8,214,628 or 0.5% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of June 30, 2025, investments with a total aggregate value of $15,784,593 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.
(d) As of June 30, 2025, open futures contracts outstanding were as follows:
Corporate Bonds & Notes 34.7%
U.S. Treasury Obligations 22.6%
Mortgage-Backed Securities 15.6%
Asset-Backed Securities 14.2%
Foreign Government Bonds & Notes 5.8%
Others (each less than 3.0%) 6.9%
99.8%
Derivatives 0.1%
Other Assets and Liabilities, Net 0.1%
100.0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 09/25 1,130 $ 233,954,954 $ 235,066,485 $ 1,111,531
CBOT 5 Year U.S. Treasury Notes 09/25 1,212 130,805,442 132,108,000 1,302,558
CBOT 10 Year U.S. Treasury Notes 09/25 136 15,011,328 15,249,000 237,672
CBOT U.S. Long Bond 09/25 270 30,286,652 31,176,563 889,911
CBOT Ultra U.S. Treasury Bond 09/25 11 1,275,677 1,310,375 34,698
$3,576,370
Short Futures Outstanding
CBOT Ultra 10 Year U.S. Treasury Notes 09/25 835 93,545,376 95,411,797 (1,866,421)
CBOT Ultra U.S. Treasury Bond 09/25 86 9,926,762 10,244,750 (317,988)
($2,184,409)
Total Futures Contracts $ 1,391,961

PACIFIC SELECT FUND
DIVERSIFIED BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(e) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks $ 1,730,464 $ 1,730,464 $ – $ –
Corporate Bonds & Notes 615,439,610 – 615,439,610 –
Convertible Corporate Bonds & Notes 1,410,528 – 1,410,528 –
Senior Loan Notes 34,489,153 – 31,986,921 2,502,232
Mortgage-Backed Securities
Collateralized Mortgage Obligations - Commercial 45,876,513 – 41,199,943 4,676,570
Collateralized Mortgage Obligations - Residential 57,685,006 – 54,146,948 3,538,058
Federal Home Loan Mortgage Corp. 49,840,240 – 49,840,240 –
Federal National Mortgage Association 108,969,261 – 108,969,261 –
Government National Mortgage Association 1,661,818 – 1,661,818 –
Uniform Mortgage-Backed Securities 11,374,371 – 11,374,371 –
Total Mortgage-Backed Securities 275,407,209 – 267,192,581 8,214,628
Asset-Backed Securities 251,213,571 – 251,213,571 –
U.S. Treasury Obligations 400,902,519 – 400,902,519 –
Foreign Government Bonds & Notes 102,039,910 – 102,039,910 –
Short-Term Investments 44,688,184 – 44,688,184 –
Securities Lending Collateral 40,026,408 4,376,045 35,650,363 –
Derivatives:
Interest Rate Contracts
Futures 3,576,370 3,576,370 – –
Total Assets 1,770,923,926 9,682,879 1,750,524,187 10,716,860
a
Liabilities Due to Custodian (228,036) – (228,036) –
Derivatives:
Interest Rate Contracts
Futures (2,184,409) (2,184,409) – –
Total Liabilities (2,412,445) (2,184,409) (228,036) –
Total $1,768,511,481 $7,498,470 $1,750,296,151 $10,716,860

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
EXCHANGE-TRADED FUNDS - 5.7%
Invesco Senior Loan ETF † 145,000 $ 3,033,400
iShares iBoxx High Yield Corporate Bond † 36,868 2,973,404
SPDR Blackstone Senior Loan † 113,613 4,725,165
SPDR Bloomberg High Yield Bond ETF 50,000 4,863,500
SPDR Bloomberg Short Term High Yield Bond
ETF 171,016 4,357,488
a
Total Exchange-Traded Funds
    (Cost $19,651,486) 19,952,957
Principal
Amount
CORPORATE BONDS & NOTES - 3.0%
Consumer, Cyclical - 0.1%
QXO Building Products, Inc.
6.750% due 04/30/32 ~ $ 525,000 542,169
Consumer, Non-Cyclical - 0.4%
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ 1,225,425 1,288,937
Financial - 2.1%
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
6.750% due 10/15/27 ~ 3,851,000 3,856,719
7.375% due 10/01/32 ~ † 3,250,000 3,354,208
7,210,927
Technology - 0.4%
Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/29 ~ 1,550,000 1,265,436
Total Corporate Bonds & Notes
    (Cost $10,267,621) 10,307,469
SENIOR LOAN NOTES - 92.5%
Communications - 2.4%
MH Sub I LLC
Term B
due 12/31/31 ∞ 498,747 434,845
Term B3
due 05/03/28 ∞ 511,196 479,310
Proofpoint, Inc. Term B
due 08/31/28 ∞ 498,737 499,906
Speedster Bidco GmbH Term B (Germany)
7.546% (SOFR + 3.250%)
due 12/10/31 § 997,500 1,002,695
StubHub Holdco Sub LLC Term B
9.077% (SOFR + 4.750%)
due 03/15/30 § 1,429,788 1,390,023
Zayo Group Holdings, Inc. Term B
7.441% (SOFR + 3.000%)
due 03/09/27 § 4,975,000 4,748,638
8,555,417
Consumer, Cyclical - 11.8%
Alterra Mountain Co.
Term B
7.327% (SOFR + 3.000%)
due 05/31/30 ± § 990,013 992,488
a
Principal
Amount Value
Term B6
7.077% (SOFR + 2.750%)
due 08/17/28 § $ 4,452,524 $ 4,458,089
BCPE Empire Holdings, Inc. Term B
7.577% (SOFR + 3.250%)
due 12/11/30 § 2,828,789 2,815,825
Clarios Global LP Term B
7.077% (SOFR + 2.750%)
due 01/28/32 § 1,750,000 1,751,094
ClubCorp Holdings, Inc. Term B
9.557% (SOFR + 5.000%)
due 09/18/26 § 6,770,723 6,784,827
FCG Acquisitions, Inc.
7.546% (SOFR + 3.250%)
due 03/31/28 § 3,778,985 3,786,070
Fertitta Entertainment LLC Term B
7.827% (SOFR + 3.500%)
due 01/27/29 § 874,678 874,777
Great Outdoors Group LLC Term B3
7.577% (SOFR + 3.250%)
due 01/23/32 § 2,113,440 2,107,628
Motion Finco SARL Term B3 (United Kingdom)
due 11/12/29 ∞ 349,125 332,869
PetSmart LLC Term B
8.177% (SOFR + 3.750%)
due 02/11/28 § 2,914,380 2,896,165
QXO Building Products, Inc. Term B
7.296% (SOFR + 3.000%)
due 04/30/32 § 188,889 190,409
Tacala Investment Corp. Term B
7.827% (SOFR + 3.500%)
due 01/31/31 § 642,933 646,630
Weber-Stephen Products LLC
8.677% (SOFR + 4.250%)
due 10/30/27 § 2,361,197 2,356,769
Term B
7.691% (SOFR + 3.250%)
due 10/30/27 § 4,568,464 4,542,767
Whatabrands LLC Term B
6.827% (SOFR + 2.500%)
due 08/03/28 § 3,234,763 3,239,007
Windsor Holdings III LLC Term B
7.072% (SOFR + 2.750%)
due 08/01/30 § 3,329,846 3,333,316
41,108,730
Consumer, Non-Cyclical - 17.2%
8th Avenue Food & Provisions, Inc. Term B
10.250% (SOFR + 2.750%)
due 10/01/25 § 9,267,887 9,266,339
11.250% (SOFR + 3.750%)
due 10/01/25 ± § 2,523,475 2,525,052
Allied Universal Holdco LLC Term B
8.177% (SOFR + 3.750%)
due 05/12/28 § 5,807,072 5,839,191
Anticimex Global AB (Sweden)
Term B1
7.660% (SOFR + 3.400%)
due 11/16/28 § 2,827,441 2,838,485
Term B6
7.660% (SOFR + 3.400%)
due 11/16/28 § 1,243,720 1,250,457

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Bausch & Lomb Corp.
8.327% (SOFR + 4.000%)
due 09/29/28 § $ 1,202,157 $ 1,203,159
Term B
8.571% (SOFR + 4.250%)
due 05/10/27 § 5,619,104 5,618,402
Citrin Cooperman Advisors LLC
Delayed Draw
due 04/01/32 ∞
φ
75,758 75,852
Term B
7.316% (SOFR + 3.000%)
due 04/01/32 § 1,174,242 1,175,710
Covetrus, Inc.
due 10/13/29 ∞ 874,490 789,664
Curium Bidco SARL Term B (Luxembourg)
7.796% (SOFR + 3.500%)
due 07/31/29 § 1,709,639 1,715,516
Grant Thornton Advisors LLC Term B
7.077% (SOFR + 2.750%)
due 06/02/31 ± § 2,552,373 2,553,969
Mavis Tire Express Services Topco Corp. Term B
7.333% (SOFR + 3.000%)
due 05/04/28 § 4,162,646 4,165,247
Medline Borrower LP Term B
6.577% (SOFR + 2.250%)
due 10/23/28 § 7,725,914 7,734,969
Opal U.S. LLC Term B
7.435% (SOFR + 3.250%)
due 04/28/32 § 1,875,000 1,883,906
Sazerac Co., Inc. Term B
due 06/25/32 ∞ 2,000,000 2,004,500
Southern Veterinary Partners LLC Term B
7.527% (SOFR + 3.250%)
due 12/04/31 § 6,160,719 6,174,198
Wand NewCo 3, Inc. Term B2
6.829% (SOFR + 2.500%)
due 01/30/31 § 3,037,444 3,025,106
59,839,722
Financial - 25.4%
Acrisure LLC Term B6
7.327% (SOFR + 3.000%)
due 11/06/30 § 5,612,823 5,599,958
Alera Group, Inc. Term B
7.577% (SOFR + 3.250%)
due 05/31/32 § 2,250,000 2,258,840
9.827% (SOFR + 5.500%)
due 05/30/33 § 3,800,000 3,879,960
Alliant Holdings Intermediate LLC Term B6
7.072% (SOFR + 2.750%)
due 09/19/31 § 2,947,549 2,950,732
Amynta Agency Borrower, Inc. Term B
7.327% (SOFR + 3.000%)
due 12/29/31 § 1,491,524 1,491,897
Apex Group Treasury LLC Term B
7.825% (SOFR + 3.500%)
due 02/27/32 § 6,148,272 6,127,135
Ardonagh Group Finco Pty. Ltd. Term B (United
Kingdom)
7.021% (SOFR + 2.750%)
due 02/15/31 § 1,995,000 1,983,778
Ascensus Holdings, Inc. Term B
7.327% (SOFR + 3.000%)
due 08/02/28 § 5,761,030 5,776,632
a
Principal
Amount Value
AssuredPartners, Inc. Term B5
7.827% (SOFR + 3.500%)
due 02/14/31 § $ 498,737 $ 500,563
Asurion LLC Term B13
8.577% (SOFR + 4.250%)
due 09/19/30 § 1,750,000 1,702,969
CFC USA LLC Term B
due 05/30/32 ± ∞ 2,250,000 2,241,562
Colossus Acquireco LLC Term B
due 06/11/32 ∞ 5,750,000 5,720,353
CoreLogic, Inc.
(2nd Lien)
10.941% (SOFR + 6.500%)
due 06/04/29 § 2,000,000 1,946,250
Term B
7.941% (SOFR + 3.500%)
due 06/02/28 § 8,187,840 8,086,769
CRC Insurance Group LLC
(2nd Lien)
9.046% (SOFR + 4.750%)
due 05/06/32 § 8,875,000 9,002,578
Term B
7.046% (SOFR + 2.750%)
due 05/06/31 ± § 250,000 250,469
Deerfield Dakota Holding LLC Term B
11.307% (SOFR + 6.750%)
due 04/07/28 ± § 7,565,000 7,262,400
FNZ USA FinCo LLC Term B
9.260% (SOFR + 5.000%)
due 11/05/31 § 2,493,750 2,051,109
GC Ferry Acquisition I, Inc. Term B
due 06/06/32 ± ∞ 328,125 322,383
due 06/06/32 ∞ 1,921,875 1,892,747
Goosehead Insurance Holdings LLC Term B
7.836% (SOFR + 3.500%)
due 01/08/32 ± § 997,500 1,004,981
Howden Group Holdings Ltd. Term B (United
Kingdom)
7.827% (SOFR + 3.500%)
due 04/18/30 § 3,742,347 3,766,515
Hyperion Refinance SARL Term B (United
Kingdom)
9.077% (SOFR + 4.750%)
due 02/15/31 § 1,875,000 1,881,902
IMA Financial Group, Inc. Term B
7.327% (SOFR + 3.000%)
due 11/01/28 § 4,951,185 4,957,374
Mermaid Bidco, Inc. Term B
due 07/03/31 ± ∞ 250,000 251,406
Trucordia Insurance Holdings LLC
7.564% (SOFR + 3.250%)
due 06/14/32 ± § 2,750,000 2,751,719
USI, Inc. Term C
6.546% (SOFR + 2.250%)
due 09/29/30 § 2,992,388 2,988,491
88,651,472
Industrial - 20.0%
Apple Bidco LLC Term B
6.827% (SOFR + 2.500%)
due 09/23/31 § 2,266,847 2,268,973
Brown Group Holding LLC
Term B1
due 07/01/31 ∞ 498,744 499,679

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Term B2
6.829% (SOFR + 2.500%)
due 07/01/31 § $ 498,382 $ 499,441
Chariot Buyer LLC Term B
7.677% (SOFR + 3.250%)
due 11/03/28 § 6,913,592 6,930,337
CP Atlas Buyer, Inc. Term B1
due 11/23/27 ∞ 274,284 273,770
Crosby U.S. Acquisition Corp. Term B
7.827% (SOFR + 3.500%)
due 08/16/29 § 1,499,997 1,507,029
Engineered Machinery Holdings, Inc.
(2nd Lien)
10.557% (SOFR + 6.000%)
due 05/21/29 ± § 1,275,000 1,252,687
11.057% (SOFR + 6.500%)
due 05/21/29 ± § 875,000 869,531
Term B
8.057% (SOFR + 3.500%)
due 05/19/28 § 1,750,000 1,764,219
Filtration Group Corp. Term B
7.327% (SOFR + 3.000%)
due 10/21/28 § 3,888,373 3,908,219
Goat Holdco LLC Term B
7.327% (SOFR + 3.000%)
due 01/27/32 § 1,829,730 1,834,685
Husky Injection Molding Systems Ltd. Term B
(Canada)
8.796% (SOFR + 4.500%)
due 02/15/29 § 1,977,828 1,985,245
Icebox Holdco III, Inc. Term B
8.057% (SOFR + 3.500%)
due 12/22/28 § 987,245 991,255
11.307% (SOFR + 6.750%)
due 12/21/29 § 2,450,402 2,467,248
Indicor LLC Term B
7.046% (SOFR + 2.750%)
due 11/22/29 § 6,283,681 6,277,787
Kaman Corp. Term B
due 02/26/32 ∞
φ
280,172 280,102
7.083% (SOFR + 2.750%)
due 02/26/32 § 2,969,828 2,969,085
Kenan Advantage Group, Inc. Term B4
7.577% (SOFR + 3.250%)
due 01/25/29 § 2,718,195 2,684,218
Madison IAQ LLC Term B
7.557% (SOFR + 3.250%)
due 05/06/32 § 2,000,000 2,008,750
Oregon Tool Lux LP (2nd Lien)
8.586% (SOFR + 4.000%)
due 10/15/29 § 873,333 713,950
Pregis TopCo LLC
8.327% (SOFR + 4.000%)
due 02/01/29 § 2,696,902 2,708,027
Pro Mach Group, Inc. Term B
7.077% (SOFR + 2.750%)
due 08/31/28 § 2,480,675 2,488,737
Proampac PG Borrower LLC Term B
8.256% (SOFR + 4.000%)
due 09/15/28 § 2,152,882 2,163,198
Quikrete Holdings, Inc. Term B3
6.577% (SOFR + 2.250%)
due 02/10/32 § 2,493,750 2,493,304
a
Principal
Amount Value
Signia Aerospace LLC Term B
due 12/11/31 ∞
φ
$ 182,692 $ 183,149
7.300% (SOFR + 3.000%)
due 12/11/31 ± § 2,186,827 2,197,761
STS Operating, Inc.
8.427% (SOFR + 4.000%)
due 03/25/31 § 1,601,622 1,579,933
Student Transportation of America Holdings, Inc.
Delayed Draw
due 06/24/32 ∞ 33,333 33,430
Term B
due 06/24/32 ∞ 466,667 468,028
TK Elevator U.S. Newco, Inc. Term B (Germany)
7.237% (SOFR + 3.000%)
due 04/30/30 § 5,437,258 5,457,164
TransDigm, Inc.
Term J
6.796% (SOFR + 2.500%)
due 02/28/31 § 3,186,792 3,194,759
Term L
6.796% (SOFR + 2.500%)
due 01/19/32 § 2,214,403 2,221,323
Trident TPI Holdings, Inc. Term B7
8.046% (SOFR + 3.750%)
due 09/15/28 § 2,603,467 2,561,812
69,736,835
Technology - 15.7%
Applied Systems, Inc. (2nd Lien)
8.796% (SOFR + 4.500%)
due 02/23/32 § 6,345,000 6,524,443
AthenaHealth Group, Inc. Term B
7.077% (SOFR + 2.750%)
due 02/15/29 § 2,244,375 2,241,289
Avalara, Inc. Term B
7.546% (SOFR + 3.250%)
due 03/26/32 § 2,250,000 2,262,656
BCPE Pequod Buyer, Inc. Term B
7.577% (SOFR + 3.000%)
due 11/25/31 § 997,500 1,001,552
Central Parent LLC Term B
7.546% (SOFR + 3.250%)
due 07/06/29 § 1,743,167 1,461,082
Ellucian Holdings, Inc. (2nd Lien)
9.077% (SOFR + 4.750%)
due 11/22/32 ± § 8,047,500 8,228,569
Epicor Software Corp. Term B
7.077% (SOFR + 2.750%)
due 05/30/31 § 4,937,555 4,954,357
Polaris Newco LLC Term B
8.291% (SOFR + 3.750%)
due 06/02/28 § 3,814,719 3,724,802
Project Boost Purchaser LLC Term B
9.546% (SOFR + 5.250%)
due 07/16/32 § 3,100,000 3,132,293
RealPage, Inc.
8.046% (SOFR + 3.750%)
due 04/24/28 § 4,089,750 4,099,974
Term B
7.557% (SOFR + 3.000%)
due 04/24/28 § 4,695,427 4,669,992
UKG, Inc. Term B
7.311% (SOFR + 3.000%)
due 02/10/31 § 10,463,054 10,511,006

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a
Principal
Amount Value
X Corp.
Term B1
10.927% (SOFR + 6.500%)
due 10/26/29 § $ 1,022,379 $ 1,000,227
Term B3
9.500% due 10/26/29 825,000 803,137
54,615,379
Total Senior Loan Notes
    (Cost $322,745,440) 322,507,555
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 101.2%
    (Cost $352,664,547) 352,767,981
Shares
SECURITIES LENDING COLLATERAL - 3.9%
Mutual Funds - 0.4%
The Morgan Stanley Institutional Liquidity Funds
4.180% 1,481,164 1,481,164
Principal
Amount
Repurchase Agreements - 3.5%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$12,068,095; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $12,309,457) $ 12,066,606 12,066,606
a
Total Securities Lending Collateral
(Cost $13,547,770) 13,547,770
a
TOTAL INVESTMENTS - 105.1%
(Cost $366,212,317) 366,315,751
OTHER ASSETS & LIABILITIES, NET - (5.1%) (17,766,822)
NET ASSETS - 100.0% $ 348,548,929
Financial 27 .5%
Industrial 20 .0%
Consumer, Non-Cyclical 17 .6%
Technology 16 .1%
Consumer, Cyclical 11 .9%
Exchange-Traded Funds 5 .7%
Securities Lending Collateral 3 .9%
Others (each less than 3.0%) 2 .4%
105 .1%
Other Assets & Liabilities, Net ( 5 .1% )
100 .0%
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Exchange-Traded Funds $ 19,952,957 $ 19,952,957 $ – $ –
Corporate Bonds & Notes 10,307,469 – 10,307,469 –
Senior Loan Notes 322,507,555 – 289,802,578 32,704,977
Securities Lending Collateral 13,547,770 1,481,164 12,066,606 –
Total $ 366,315,751 $ 21,434,121 $ 312,176,653 $ 32,704,977

PACIFIC SELECT FUND
FLOATING RATE INCOME PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
As of June 30, 2025, the reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities was as follows:
The table below shows transfers to/from Level 3:
All other significant unobservable inputs used to value Senior Loan Notes with the aggregate value of $32,704,977 were provided by a single broker quote. Significant changes to a single broker quote would have direct and proportional changes to the fair value of the security.
Senior Loan
Notes
Value, Beginning of Period $ 5,162,400
Purchases 9,830,703
Sales (Includes Paydowns) (4,779,966)
Accrued Discounts (Premiums) 171
Net Realized Gains (Losses) (7,965)
Change in Net Unrealized Appreciation (Depreciation) (9,425)
Transfers In 22,692,208
Transfers Out (183,149)
Value, End of Period $ 32,704,977
Change in Net Unrealized Appreciation (Depreciation) on Level 3
Investments Held at the End of Period, if Applicable $ 8,332
Amount Level Transfer Change in Fair Valuation Measurement Inputs
Transferred From To From To
$ 22,692,208 2 3 Vendor Price (Observable Inputs) Unobservable Single Broker Quote
183,149 3 2 Unobservable Single Broker Quote Vendor Price (Observable Inputs)

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 0.2%
Industrial - 0.2%
spacing
Chart Industries, Inc. * 7,071 $ 1,164,240
Total Common Stocks
    (Cost $942,807) 1,164,240
Principal
Amount
CORPORATE BONDS & NOTES - 86.7%
Basic Materials - 2.1%
Herens Holdco SARL (Luxembourg)
4.750% due 05/15/28 ~ $ 2,650,000 2,380,442
Magnera Corp.
7.250% due 11/15/31 ~ 3,525,000 3,326,807
Novelis Corp.
3.875% due 08/15/31 ~ † 1,725,000 1,551,379
4.750% due 01/30/30 ~ 1,033,000 990,463
Olympus Water U.S. Holding Corp.
7.250% due 06/15/31 ~ † 4,225,000 4,313,049
Perenti Finance Pty. Ltd. (Australia)
6.500% due 10/07/25 ~ 594,041 594,042
7.500% due 04/26/29 ~ 800,000 828,375
13,984,557
Communications - 6.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 02/01/31 ~ 5,775,000 5,398,490
4.250% due 01/15/34 ~ † 1,800,000 1,603,462
4.750% due 03/01/30 ~ 3,510,000 3,403,111
5.375% due 06/01/29 ~ 3,200,000 3,190,523
Ciena Corp.
4.000% due 01/31/30 ~ 3,670,000 3,480,540
CommScope LLC
9.500% due 12/15/31 ~ † 3,515,000 3,683,535
Connect Finco SARL/Connect U.S. Finco LLC
(United Kingdom)
9.000% due 09/15/29 ~ 3,650,000 3,673,280
CSC Holdings LLC
3.375% due 02/15/31 ~ 1,800,000 1,248,766
11.750% due 01/31/29 ~ † 4,200,000 3,997,480
Level 3 Financing, Inc.
4.000% due 04/15/31 ~ 875,000 752,500
6.875% due 06/30/33 ~ 3,800,000 3,869,324
Univision Communications, Inc.
8.000% due 08/15/28 ~ 3,875,000 3,935,485
8.500% due 07/31/31 ~ † 650,000 651,308
Vmed O2 U.K. Financing I PLC (United Kingdom)
4.750% due 07/15/31 ~ 2,230,000 2,064,202
Windstream Services LLC/Windstream Escrow
Finance Corp.
8.250% due 10/01/31 ~ 2,200,000 2,305,910
43,257,916
Consumer, Cyclical - 13.1%
Beach Acquisition Bidco LLC
due 07/15/33 # ~ 1,900,000 1,974,128
Boyd Gaming Corp.
4.750% due 06/15/31 ~ 4,113,000 3,944,660
Caesars Entertainment, Inc.
4.625% due 10/15/29 ~ † 4,625,000 4,417,708
Carnival Corp.
5.875% due 06/15/31 ~ 4,900,000 4,994,937
a
Principal
Amount Value
Churchill Downs, Inc.
6.750% due 05/01/31 ~ † $ 2,425,000 $ 2,495,500
Clarios Global LP/Clarios U.S. Finance Co.
6.750% due 02/15/30 ~ 2,275,000 2,367,335
Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc.
4.625% due 01/15/29 ~ 2,700,000 2,587,792
6.750% due 01/15/30 ~ † 1,975,000 1,824,123
Ford Motor Co.
3.250% due 02/12/32  1,750,000 1,476,073
Ford Motor Credit Co. LLC
7.350% due 11/04/27  2,300,000 2,389,364
Grupo Aeromexico SAB de CV (Mexico)
8.625% due 11/15/31 ~ 1,575,000 1,508,299
Hilton Grand Vacations Borrower LLC/Hilton
Grand Vacations Borrower, Inc.
4.875% due 07/01/31 ~ † 1,875,000 1,729,128
5.000% due 06/01/29 ~ 90,000 86,622
6.625% due 01/15/32 ~ 1,200,000 1,219,384
Latam Airlines Group SA (Chile)
due 01/07/31 # ~ 1,700,000 1,710,625
LGI Homes, Inc.
7.000% due 11/15/32 ~ 1,775,000 1,691,131
MajorDrive Holdings IV LLC
6.375% due 06/01/29 ~ † 18,953,000 14,983,089
Motion Finco SARL (United Kingdom)
8.375% due 02/15/32 ~ 1,550,000 1,420,923
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~ 1,250,000 1,191,614
3.875% due 01/15/28 ~ 650,000 633,739
4.000% due 10/15/30 ~ 3,700,000 3,451,799
4.375% due 01/15/28 ~ 1,900,000 1,865,022
6.125% due 06/15/29 ~ 1,375,000 1,411,450
Newell Brands, Inc.
8.500% due 06/01/28 ~ 5,050,000 5,316,191
SeaWorld Parks & Entertainment, Inc.
5.250% due 08/15/29 ~ 3,650,000 3,569,745
Six Flags Entertainment Corp./Canada's
Wonderland Co./Magnum Management Corp.
5.250% due 07/15/29 † 5,465,000 5,355,258
Viking Cruises Ltd.
7.000% due 02/15/29 ~ 1,935,000 1,953,179
9.125% due 07/15/31 ~ 2,750,000 2,963,472
Viking Ocean Cruises Ship VII Ltd.
5.625% due 02/15/29 ~ 175,000 174,256
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
6.250% due 03/15/33 ~ 825,000 830,806
7.125% due 02/15/31 ~ † 3,165,000 3,377,327
84,914,679
Consumer, Non-Cyclical - 14.8%
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons LLC
3.500% due 03/15/29 ~ † 9,300,000 8,820,769
Albion Financing 1 SARL/Aggreko Holdings, Inc.
(Luxembourg)
7.000% due 05/21/30 ~ 2,050,000 2,097,206
Allied Universal Holdco LLC
7.875% due 02/15/31 ~ 7,075,000 7,397,492
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.875% due 06/15/30 ~ 5,925,000 6,010,936

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
BC Ltd.
10.000% due 04/15/32 ~ $ 1,675,000 $ 1,690,896
Boost Newco Borrower LLC
7.500% due 01/15/31 ~ 4,260,000 4,525,078
Charles River Laboratories International, Inc.
4.000% due 03/15/31 ~ 2,800,000 2,567,371
Chobani Holdco II LLC
8.750% Cash or 9.500% PIK
due 10/01/29 ~ 1,568,707 1,683,804
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~ 1,880,000 1,608,768
10.875% due 01/15/32 ~ † 2,000,000 2,122,234
EquipmentShare.com, Inc.
8.625% due 05/15/32 ~ 2,495,000 2,654,530
9.000% due 05/15/28 ~ 1,500,000 1,586,520
Fiesta Purchaser, Inc.
7.875% due 03/01/31 ~ 1,635,000 1,736,852
9.625% due 09/15/32 ~ † 3,500,000 3,701,838
Garda World Security Corp. (Canada)
8.250% due 08/01/32 ~ 3,350,000 3,440,661
8.375% due 11/15/32 ~ 2,675,000 2,750,098
Herc Holdings, Inc.
7.250% due 06/15/33 ~ 425,000 445,592
IQVIA, Inc.
6.250% due 06/01/32 ~ 700,000 719,228
Medline Borrower LP
3.875% due 04/01/29 ~ † 4,375,000 4,199,720
5.250% due 10/01/29 ~ 2,600,000 2,581,631
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250% due 04/01/29 ~ 200,000 205,707
Opal Bidco SAS (France)
6.500% due 03/31/32 ~ 1,900,000 1,940,400
Post Holdings, Inc.
4.625% due 04/15/30 ~ 90,000 86,604
6.375% due 03/01/33 ~ 3,775,000 3,818,854
Primo Water Holdings, Inc./Triton Water Holdings,
Inc.
4.375% due 04/30/29 ~ 1,750,000 1,698,401
6.250% due 04/01/29 ~ 1,500,000 1,511,701
Shift4 Payments LLC/Shift4 Payments Finance
Sub, Inc.
6.750% due 08/15/32 ~ 3,800,000 3,948,937
Tenet Healthcare Corp.
4.250% due 06/01/29  1,265,000 1,227,780
4.375% due 01/15/30  3,550,000 3,439,188
6.125% due 06/15/30  425,000 432,919
U.S. Foods, Inc.
5.750% due 04/15/33 ~ 875,000 876,269
Veritiv Operating Co.
10.500% due 11/30/30 ~ 4,475,000 4,849,759
Viking Baked Goods Acquisition Corp.
8.625% due 11/01/31 ~ 4,625,000 4,542,993
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ 4,703,250 4,947,015
95,867,751
Energy - 9.8%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.375% due 06/15/29 ~ 5,150,000 5,114,780
6.625% due 02/01/32 ~ 200,000 206,712
Archrock Partners LP/Archrock Partners Finance
Corp.
6.625% due 09/01/32 ~ 3,600,000 3,670,209
a
Principal
Amount Value
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
6.625% due 07/15/33 ~ $ 1,500,000 $ 1,522,736
Civitas Resources, Inc.
8.625% due 11/01/30 ~ 2,325,000 2,362,323
9.625% due 06/15/33 ~ 1,300,000 1,333,698
Comstock Resources, Inc.
6.750% due 03/01/29 ~ 250,000 249,438
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/31 ~ 1,900,000 1,878,295
7.500% due 12/15/33 ~ 3,300,000 3,594,073
Enerflex Ltd. (Canada)
9.000% due 10/15/27 ~ 6,835,000 7,071,901
Energy Transfer LP
7.125% due 10/01/54 † 5,675,000 5,823,901
Genesis Energy LP/Genesis Energy Finance
Corp.
8.000% due 05/15/33  2,200,000 2,301,996
Global Partners LP/GLP Finance Corp.
7.125% due 07/01/33 ~ 450,000 456,635
8.250% due 01/15/32 ~ 1,900,000 1,999,744
Sunoco LP
7.250% due 05/01/32 ~ 3,625,000 3,808,702
Targa Resources Corp.
4.200% due 02/01/33  6,000,000 5,624,974
Transocean, Inc.
8.500% due 05/15/31 ~ 2,675,000 2,390,027
Venture Global Calcasieu Pass LLC
3.875% due 11/01/33 ~ 2,340,000 2,048,223
Venture Global LNG, Inc.
9.000% due 09/30/29 ~ 2,400,000 2,335,557
9.875% due 02/01/32 ~ 6,890,000 7,445,251
Venture Global Plaquemines LNG LLC
due 01/15/34 # 25,000 25,000
due 01/15/36 # 25,000 25,000
Vital Energy, Inc.
7.875% due 04/15/32 ~ † 2,325,000 1,989,725
63,278,900
Financial - 12.8%
Acrisure LLC/Acrisure Finance, Inc.
6.000% due 08/01/29 ~ 2,200,000 2,140,752
6.750% due 07/01/32 ~ 1,100,000 1,116,553
7.500% due 11/06/30 ~ 7,750,000 8,011,051
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
6.500% due 10/01/31 ~ 7,250,000 7,393,905
6.750% due 04/15/28 ~ 4,500,000 4,577,535
7.375% due 10/01/32 ~ † 1,775,000 1,831,914
Ardonagh Group Finance Ltd. (United Kingdom)
8.875% due 02/15/32 ~ 6,825,000 7,187,422
Banco Mercantil del Norte SA (Mexico)
6.625% due 01/24/32 ~ 2,400,000 2,228,490
Barclays PLC (United Kingdom)
7.625% due 03/15/35 † 2,275,000 2,290,454
BroadStreet Partners, Inc.
5.875% due 04/15/29 ~ 2,500,000 2,472,211
Howden U.K. Refinance PLC/Howden U.K.
Refinance 2 PLC/Howden U.S. Refinance LLC
(United Kingdom)
8.125% due 02/15/32 ~ 7,775,000 8,124,906
Iron Mountain, Inc.
4.500% due 02/15/31 ~ 450,000 429,093
4.875% due 09/15/29 ~ 2,050,000 2,015,516

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.000% due 07/15/28 ~ $ 625,000 $ 620,510
5.250% due 03/15/28 ~ 500,000 498,144
Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/33 ~ 7,900,000 8,127,765
OneMain Finance Corp.
3.875% due 09/15/28  1,500,000 1,439,494
Panther Escrow Issuer LLC
7.125% due 06/01/31 ~ 9,700,000 10,082,238
Rocket Cos., Inc.
6.125% due 08/01/30 ~ 2,525,000 2,574,629
6.375% due 08/01/33 ~ 2,700,000 2,766,016
Ryan Specialty LLC
5.875% due 08/01/32 ~ 2,600,000 2,622,116
UBS Group AG (Switzerland)
7.125% due 08/10/34 ~ 4,200,000 4,193,235
82,743,949
Industrial - 19.7%
Beacon Mobility Corp.
due 08/01/30 # ~ 2,750,000 2,810,010
BWX Technologies, Inc.
4.125% due 04/15/29 ~ 6,650,000 6,416,078
Calderys Financing II LLC
11.750% Cash or 12.500% PIK
due 06/01/28 ~ 4,275,000 4,442,913
Chart Industries, Inc.
7.500% due 01/01/30 ~ 1,275,000 1,336,424
9.500% due 01/01/31 ~ 6,375,000 6,809,903
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625% due 12/15/30 ~ 2,465,000 2,522,735
6.750% due 07/15/31 ~ 1,950,000 2,019,732
First Student Bidco, Inc./First Transit Parent, Inc.
4.000% due 07/31/29 ~ 5,350,000 5,032,847
GFL Environmental, Inc.
4.375% due 08/15/29 ~ 6,000,000 5,831,116
Goat Holdco LLC
6.750% due 02/01/32 ~ 2,025,000 2,060,387
Husky Injection Molding Systems Ltd./Titan Co-
Borrower LLC (Canada)
9.000% due 02/15/29 ~ 2,275,000 2,381,465
Iris Holding, Inc.
10.000% due 12/15/28 ~ 1,830,000 1,682,728
LABL, Inc.
5.875% due 11/01/28 ~ 1,250,000 1,095,420
8.625% due 10/01/31 ~ 7,575,000 6,484,982
Mauser Packaging Solutions Holding Co.
7.875% due 04/15/27 ~ † 1,375,000 1,399,258
9.250% due 04/15/27 ~ 2,275,000 2,260,721
Oregon Tool Lux LP
7.875% due 10/15/29 ~ 3,284,635 1,909,161
Quikrete Holdings, Inc.
6.375% due 03/01/32 ~ 4,275,000 4,398,740
Regal Rexnord Corp.
6.400% due 04/15/33 † 6,225,000 6,575,959
Sealed Air Corp.
6.875% due 07/15/33 ~ † 9,825,000 10,613,653
Sensata Technologies BV
5.875% due 09/01/30 ~ 1,750,000 1,753,799
Sensata Technologies, Inc.
3.750% due 02/15/31 ~ 2,000,000 1,824,974
4.375% due 02/15/30 ~ 2,950,000 2,819,106
SPX FLOW, Inc.
8.750% due 04/01/30 ~ 7,350,000 7,632,291
a
Principal
Amount Value
Standard Building Solutions, Inc.
6.500% due 08/15/32 ~ $ 1,325,000 $ 1,358,501
Standard Industries, Inc.
4.375% due 07/15/30 ~ 1,650,000 1,563,320
TK Elevator Holdco GmbH (Germany)
7.625% due 07/15/28 ~ 6,651,000 6,662,726
TK Elevator U.S. Newco, Inc. (Germany)
5.250% due 07/15/27 ~ 3,200,000 3,199,884
TransDigm, Inc.
6.000% due 01/15/33 ~ 4,125,000 4,150,075
6.375% due 03/01/29 ~ 3,250,000 3,338,373
6.375% due 05/31/33 ~ 4,325,000 4,339,733
6.625% due 03/01/32 ~ 675,000 699,734
6.750% due 08/15/28 ~ 2,975,000 3,041,610
6.875% due 12/15/30 ~ † 1,150,000 1,194,048
7.125% due 12/01/31 ~ 1,975,000 2,071,712
Trivium Packaging Finance BV (Netherlands)
8.250% due 07/15/30 ~ 2,000,000 2,116,504
12.250% due 01/15/31 ~ 2,000,000 2,145,408
127,996,030
Technology - 3.8%
Amentum Holdings, Inc.
7.250% due 08/01/32 ~ † 3,472,000 3,575,667
Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/29 ~ 4,275,000 3,490,154
Ellucian Holdings, Inc.
6.500% due 12/01/29 ~ 4,350,000 4,459,594
Open Text Holdings, Inc. (Canada)
4.125% due 12/01/31 ~ † 3,350,000 3,087,398
Rackspace Finance LLC
3.500% due 05/15/28 ~ 1,417,500 584,000
Seagate Data Storage Technology Pte. Ltd.
5.875% due 07/15/30 ~ 275,000 279,793
UKG, Inc.
6.875% due 02/01/31 ~ 8,675,000 9,006,385
24,482,991
Utilities - 3.9%
NRG Energy, Inc.
3.625% due 02/15/31 ~ 2,650,000 2,440,662
6.250% due 11/01/34 ~ 4,275,000 4,358,247
PG&E Corp.
5.250% due 07/01/30 † 1,735,000 1,653,919
7.375% due 03/15/55  475,000 451,022
Venture Global Plaquemines LNG LLC
7.750% due 05/01/35 ~ † 950,000 1,029,127
Vistra Corp.
8.000% due 10/15/26 ~ 5,818,000 5,962,711
Vistra Operations Co. LLC
4.375% due 05/01/29 ~ 6,525,000 6,363,822
7.750% due 10/15/31 ~ 575,000 611,543
XPLR Infrastructure Operating Partners LP
8.375% due 01/15/31 ~ † 675,000 721,497
8.625% due 03/15/33 ~ † 1,550,000 1,662,448
25,254,998
Total Corporate Bonds & Notes
    (Cost $556,131,610) 561,781,771

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
SENIOR LOAN NOTES - 4.0%
Industrial - 3.5%
CP Atlas Buyer, Inc. Term B1
8.177% (SOFR + 3.750%)
due 11/23/27 § $ 1,739,371 $ 1,736,110
Engineered Machinery Holdings, Inc. (2nd Lien)
10.557% (SOFR + 6.000%)
due 05/21/29 ± § 4,000,000 3,930,000
Iris Holding, Inc.
9.130% (SOFR + 4.750%)
due 06/28/28 § 3,397,222 3,310,640
LSF12 Crown U.S. Commercial Bidco LLC Term
B
8.574% (SOFR + 4.250%)
due 12/02/31 § 4,900,000 4,932,154
Oregon Tool Lux LP (2nd Lien)
8.586% (SOFR + 4.000%)
due 10/15/29 § 3,185,786 2,604,380
STS Operating, Inc.
8.427% (SOFR + 4.000%)
due 03/25/31 § 2,577,906 2,542,996
TK Elevator U.S. Newco, Inc. Term B (Germany)
7.237% (SOFR + 3.000%)
due 04/30/30 § 3,456,468 3,469,122
22,525,402
Technology - 0.5%
Ellucian Holdings, Inc. (2nd Lien)
9.077% (SOFR + 4.750%)
due 11/22/32 ± § 3,500,000 3,578,750
UKG, Inc. Term B
7.311% (SOFR + 3.000%)
due 02/10/31 § 608 611
3,579,361
Total Senior Loan Notes
    (Cost $25,925,446) 26,104,763
ASSET-BACKED SECURITIES - 4.2%
Other Asset-Backed Securities - 4.2%
AIMCO CLO (Cayman)
10.630% (SOFR + 6.350%)
due 10/17/34 ~ § 1,000,000 987,084
AIMCO CLO 10 Ltd. (Cayman)
9.922% (SOFR + 5.650%)
due 07/22/37 ~ § 2,075,000 2,101,879
AIMCO CLO 22 Ltd. (Jersey)
10.769% (SOFR + 6.500%)
due 04/19/37 ~ § 1,500,000 1,526,208
Barrow Hanley CLO I Ltd. (Cayman)
9.519% (SOFR + 5.250%)
due 01/20/38 ~ § 1,000,000 994,470
Benefit Street Partners CLO XXIX Ltd. (Jersey)
8.882% (SOFR + 4.600%)
due 01/25/38 ~ § 1,000,000 997,185
CarVal CLO VII-C Ltd. (Jersey)
10.619% (SOFR + 6.350%)
due 07/20/37 ~ § 2,000,000 1,990,682
Clover CLO LLC
10.669% (SOFR + 6.400%)
due 04/20/37 ~ § 1,000,000 1,020,030
a
Principal
Amount Value
Eaton Vance CLO Ltd.
10.506% (SOFR + 6.250%)
due 10/15/37 ~ § $ 1,000,000 $ 995,196
Elmwood CLO 39 Ltd. (Cayman)
8.684% (SOFR + 4.400%)
due 04/17/38 ~ § 1,225,000 1,207,074
Juniper Valley Park CLO Ltd. (Jersey)
9.769% (SOFR + 5.500%)
due 07/20/36 ~ § 1,550,000 1,557,536
Magnetite XL Ltd. (Cayman)
10.006% (SOFR + 5.750%)
due 07/15/37 ~ § 1,700,000 1,713,520
Magnetite XXIII Ltd. (Cayman)
10.843% (SOFR + 6.562%)
due 01/25/35 ~ § 500,000 501,378
Neuberger Berman Loan Advisers CLO 46 Ltd.
(Cayman)
9.419% (SOFR + 5.150%)
due 01/20/37 ~ § 1,025,000 1,031,567
OHA Loan Funding Ltd. (Cayman)
9.969% (SOFR + 5.700%)
due 07/20/37 ~ § 2,625,000 2,654,043
RR 30 Ltd. (Bermuda)
10.006% (SOFR + 5.750%)
due 07/15/36 ~ § 2,500,000 2,535,234
RR 8 Ltd. (Cayman)
10.506% (SOFR + 6.250%)
due 07/15/37 ~ § 2,000,000 2,014,496
Trimaran CAVU Ltd. (Cayman)
11.901% (SOFR + 7.632%)
due 01/18/35 ~ § 1,441,000 1,449,509
Unity-Peace Park CLO Ltd. (Jersey)
11.447% (SOFR + 7.175%)
due 04/20/35 ~ § 1,500,000 1,509,211
26,786,302
Total Asset-Backed Securities
    (Cost $26,683,327) 26,786,302
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 95.1%
    (Cost $609,683,190) 615,837,076
Shares
SECURITIES LENDING COLLATERAL - 10.4%
Mutual Funds - 1.1%
The Morgan Stanley Institutional Liquidity Funds
4.180% 7,417,241 7,417,241
Principal
Amount
Repurchase Agreements - 9.3%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$60,433,549; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $61,642,220) $ 60,426,097 60,426,097
a
Total Securities Lending Collateral
(Cost $67,843,338) 67,843,338

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
As of June 30, 2025, the reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities was as follows:
The table below shows transfers to/from Level 3:
All other significant unobservable inputs used to value Senior Loan Notes with the aggregate value of $7,508,750 were provided by a single broker quote. Significant changes to a single broker quote would have direct and proportional changes to the fair value of the security.
a
Value
TOTAL INVESTMENTS - 105.5%
(Cost $677,526,528) $ 683,680,414
OTHER ASSETS & LIABILITIES, NET - (5.5%) (35,731,503)
NET ASSETS - 100.0% $ 647,948,911
Industrial 23 .4%
Consumer, Non-Cyclical 14 .8%
Consumer, Cyclical 13 .1%
Financial 12 .8%
Securities Lending Collateral 10 .4%
Energy 9 .8%
Communications 6 .7%
Technology 4 .3%
Asset-Backed Securities 4 .2%
Utilities 3 .9%
Others (each less than 3.0%) 2 .1%
105 .5%
Other Assets & Liabilities, Net ( 5 .5% )
100 .0%
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 1,164,240 $ 1,164,240 $ – $ –
Corporate Bonds & Notes 561,781,771 – 561,781,771 –
Senior Loan Notes 26,104,763 – 18,596,013 7,508,750
Asset-Backed Securities 26,786,302 – 26,786,302 –
Securities Lending Collateral 67,843,338 7,417,241 60,426,097 –
Total $ 683,680,414 $ 8,581,481 $ 667,590,183 $ 7,508,750
Senior Loan
Notes
Value, Beginning of Period $ –
Purchases –
Sales (Includes Paydowns) –
Accrued Discounts (Premiums) –
Net Realized Gains (Losses) –
Change in Net Unrealized Appreciation (Depreciation) –
Transfers In 7,508,750
Transfers Out –
Value, End of Period $ 7,508,750
Change in Net Unrealized Appreciation (Depreciation) on Level 3
Investments Held at the End of Period, if Applicable $ –
Amount Level Transfer Change in Fair Valuation Measurement Inputs
Transferred From To From To
$ 7,508,750 2 3 Vendor Price (Observable Inputs) Unobservable Single Broker Quote

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 0.4%
Financial - 0.4%
Avolon Holdings Funding Ltd. (Ireland)
2.528% due 11/18/27 ~ $ 6,000 $ 5,706
Bank of America Corp.
5.875% due 03/15/28  410,000 417,551
Jyske Realkredit AS (Denmark)
0.500% due 10/01/43  DKK 14,106 1,823
1.500% due 10/01/53  1,776,801 220,299
2.500% due 10/01/47  636 93
Nordea Kredit Realkreditaktieselskab (Denmark)
1.000% due 10/01/50 ~ 627 79
1.500% due 10/01/53  734,786 83,987
2.000% due 10/01/53  999,840 120,651
2.000% due 10/01/53 ~ 199,707 26,279
2.500% due 10/01/47  318 47
Nykredit Realkredit AS (Denmark)
1.000% due 10/01/50 ~ 130 16
1.500% due 10/01/52 ~ 1,381,099 171,618
1.500% due 10/01/53 ~ 99,589 10,901
2.500% due 10/01/47 ~ 1,712 251
Realkredit Danmark AS (Denmark)
2.000% due 10/01/53 ~ 330,226 39,609
2.500% due 04/01/47 ~ 7,881 1,154
UBS Group AG (Switzerland)
0.650% due 01/14/28 ~ EUR 100,000 114,572
7.750% due 03/01/29 ~ 100,000 132,756
1,347,392
Technology - 0.0%
VMware LLC
3.900% due 08/21/27  $ 100,000 99,160
Total Corporate Bonds & Notes
    (Cost $1,564,181) 1,446,552
MORTGAGE-BACKED SECURITIES - 22.4%
Collateralized Mortgage Obligations - Commercial - 0.7%
BAMLL Commercial Mortgage Securities Trust
5.476% (SOFR + 1.164%)
due 09/15/38 ~ § 500,000 478,162
BDS LLC
6.121% (SOFR + 1.800%)
due 03/19/39 ~ § 666,717 667,561
LoanCore Issuer Ltd. (Cayman)
5.853% (SOFR + 1.550%)
due 01/17/37 ~ § 491,096 492,535
MF1 LLC
6.468% (SOFR + 2.150%)
due 06/19/37 ~ § 566,181 567,778
TRTX Issuer Ltd. (Cayman)
5.964% (SOFR + 1.650%)
due 02/15/39 ~ § 441,868 442,825
2,648,861
Collateralized Mortgage Obligations - Residential - 4.3%
Angel Oak Mortgage Trust
1.469% due 06/25/65 ~ § 127,812 121,573
Bear Stearns ARM Trust
5.125% due 01/25/35 § 58,231 51,666
a
Principal
Amount Value
Chevy Chase Funding LLC Mortgage-Backed
Certificates
4.794% (SOFR + 0.474%)
due 03/25/35 ~ § $ 109,350 $ 108,498
Citigroup Mortgage Loan Trust, Inc.
5.718% due 05/25/42 ~ § 411,767 401,077
6.490% (UST + 2.400%)
due 05/25/35 § 4,085 4,117
Eurosail-U.K. PLC (United Kingdom)
5.308% (SONIA + 1.069%)
due 06/13/45 ~ § GBP 161,574 221,733
Federal Home Loan Mortgage Corp. REMICS
4.768% (SOFR + 0.464%)
due 01/15/47 § $ 754,073 733,581
4.814% (SOFR + 0.464%)
due 07/15/44 § 181,399 178,164
4.818% (SOFR + 0.514%)
due 08/15/57 § 1,696,757 1,601,904
5.245% (SOFR + 0.940%)
due 11/25/54 § 1,415,679 1,412,789
5.404% (SOFR + 1.100%)
due 07/25/55 § 1,400,000 1,389,250
Federal Home Loan Mortgage Corp. STRIPS
4.868% (SOFR + 0.564%)
due 09/15/42 § 463,634 457,474
Federal Home Loan Mortgage Corp. Structured
Pass-Through Certificates
4.694% (SOFR + 0.374%)
due 08/25/31 § 24,157 24,151
Federal National Mortgage Association REMICS
4.586% (SOFR + 0.264%)
due 08/25/34 § 11,464 11,269
4.770% (SOFR + 0.464%)
due 07/25/37 § 1,666 1,646
4.807% (SOFR + 0.174%)
due 07/25/37 § 169,274 166,287
5.335% (SOFR + 1.030%)
due 06/25/55 § 1,687,944 1,696,351
6.782% due 05/25/35 § 120,991 123,956
Government National Mortgage Association
REMICS
5.202% (SOFR + 0.900%)
due 10/20/72 § 2,369,007 2,379,045
5.402% (SOFR + 1.100%)
due 05/20/73 § 485,997 493,542
5.461% (SOFR + 0.865%)
due 08/20/68 § 535,338 537,911
5.592% (SOFR + 1.465%)
due 04/20/67 § 327,177 331,982
GSMPS Mortgage Loan Trust
7.000% due 06/25/43 ~ 102,846 108,593
GSR Mortgage Loan Trust
6.922% due 01/25/35 § 38,802 36,867
HarborView Mortgage Loan Trust
5.112% (SOFR + 0.794%)
due 06/20/35 § 1,268,740 1,209,096
JP Morgan Mortgage Trust
6.739% due 07/25/35 § 24,904 24,903
Mellon Residential Funding Corp. Mortgage
Pass-Through Certificates
5.126% (SOFR + 0.814%)
due 11/15/31 § 34,232 33,170

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Mellon Residential Funding Corp. Mortgage
Pass-Through Trust
4.866% (SOFR + 0.554%)
due 12/15/30 § $ 26,089 $ 25,346
New Residential Mortgage Loan Trust
3.250% due 02/25/59 ~ § 225,894 219,873
Sequoia Mortgage Trust 5
5.132% (SOFR + 0.814%)
due 10/19/26 § 25,611 25,217
Structured Adjustable Rate Mortgage Loan Trust
6.525% due 02/25/34 § 9,701 9,472
Structured Asset Mortgage Investments II Trust
4.932% (SOFR + 0.614%)
due 07/19/35 § 136,727 130,859
5.092% (SOFR + 0.774%)
due 10/19/34 § 48,348 46,344
Thornburg Mortgage Securities Trust
5.054% (SOFR + 0.734%)
due 06/25/44 § 597,196 567,338
14,885,044
Federal Home Loan Mortgage Corp. - 0.1%
6.430% (UST + 2.225%)
due 01/01/34 § 24,801 25,414
6.500% due 02/01/54  266,826 275,779
7.481% (RFUCC + 1.731%)
due 08/01/35 § 373 380
301,573
Federal National Mortgage Association - 0.1%
5.675% (RFUCC + 0.675%)
due 02/01/36 § 25,831 26,180
5.697% (US FED + 1.200%)
due 11/01/42 - 10/01/44 § 48,641 49,158
6.009% (RFUCC + 1.383%)
due 12/01/34 § 9,768 9,854
6.163% (RFUCC + 1.538%)
due 01/01/36 § 5,335 5,365
6.405% (RFUCC + 1.780%)
due 11/01/35 § 6,142 6,233
6.583% (RFUCC + 1.272%)
due 11/01/35 § 17,556 17,692
6.644% (RFUCC + 1.644%)
due 03/01/35 § 64,411 65,661
7.000% (RFUCC + 2.000%)
due 04/01/35 § 48,840 50,186
230,329
Government National Mortgage Association - 5.7%
3.500% due 05/20/52 - 02/20/55 4,387,459 3,999,610
3.500% due 06/20/52  6,403,900 5,846,036
3.500% due 06/20/55  11,098,890 10,112,354
4.625% (UST + 1.500%)
due 07/20/25 § 14 14
4.750% (UST + 1.500%)
due 11/20/26 § 678 678
5.000% (UST + 1.500%)
due 05/20/26 - 12/20/26 § 1,021 1,019
5.625% (UST + 1.500%)
due 01/20/27 § 719 718
19,960,429
Uniform Mortgage-Backed Securities - 11.5%
due 07/01/54 # 1,700,000 1,580,934
a
Principal
Amount Value
due 08/01/54 # $ 11,200,000 $ 11,371,388
due 08/01/54 # 8,000,000 8,248,876
due 08/01/54 # 9,500,000 9,491,518
due 08/01/54 # 10,000,000 9,561,871
40,254,587
Total Mortgage-Backed Securities
    (Cost $77,710,864) 78,280,823
ASSET-BACKED SECURITIES - 6.4%
Home Equity Other - 1.2%
ABFC Trust
5.134% (SOFR + 0.814%)
due 06/25/34 § 684,605 687,552
ACE Securities Corp. Home Equity Loan Trust
5.214% (SOFR + 0.894%)
due 04/25/34 § 501,499 475,351
Citigroup Mortgage Loan Trust, Inc.
4.724% (SOFR + 0.404%)
due 09/25/36 ~ § 173,224 168,094
Credit-Based Asset Servicing & Securitization
LLC
3.748% (SOFR + 1.164%)
due 06/25/35 § 950,218 924,088
Home Equity Asset Trust
5.289% (SOFR + 0.969%)
due 08/25/34 § 68,377 67,923
5.634% (SOFR + 1.314%)
due 07/25/35 § 634,570 629,211
Merrill Lynch Mortgage Investors Trust
5.154% (SOFR + 0.834%)
due 10/25/35 § 622,129 613,211
Morgan Stanley ABS Capital I, Inc. Trust
5.094% (SOFR + 0.774%)
due 01/25/35 § 340,184 329,660
5.409% (SOFR + 1.089%)
due 07/25/34 § 60,690 64,574
Renaissance Home Equity Loan Trust
5.194% (SOFR + 0.874%)
due 12/25/32 § 139,699 131,587
Saxon Asset Securities Trust
4.744% (SOFR + 0.424%)
due 09/25/37 § 92,387 88,953
Structured Asset Securities Corp. Mortgage Loan
Trust
5.939% (SOFR + 1.614%)
due 04/25/35 § 23,451 23,368
4,203,572
Other Asset-Backed Securities - 5.2%
522 Funding CLO Ltd.
5.571% (SOFR + 1.302%)
due 10/20/31 ~ § 355,736 356,291
Adagio CLO VIII DAC (Ireland)
3.209% (EURIBOR + 0.930%)
due 04/15/32 ~ § EUR 544,469 640,636
ARES European CLO X DAC (Ireland)
3.059% (EURIBOR + 0.780%)
due 10/15/31 ~ § 445,251 523,742
ARES L CLO Ltd. (Cayman)
5.568% (SOFR + 1.312%)
due 01/15/32 ~ § $ 270,546 270,686

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Barings Euro CLO DAC (Ireland)
3.259% (EURIBOR + 0.980%)
due 10/15/34 ~ § EUR 1,700,000 $ 1,994,756
Black Diamond CLO DAC (Ireland)
3.096% (EURIBOR + 0.860%)
due 01/20/32 ~ § 45,820 54,059
Canyon CLO Ltd. (Cayman)
5.336% (SOFR + 1.080%)
due 07/15/34 ~ § $ 500,000 500,577
Carlyle Global Market Strategies Euro CLO Ltd.
(Ireland)
2.893% (EURIBOR + 0.750%)
due 11/15/31 ~ § EUR 856,314 1,009,409
Catamaran CLO Ltd. (Cayman)
5.634% (SOFR + 1.362%)
due 04/22/30 ~ § $ 47,209 47,262
CIFC Funding Ltd. (Cayman)
5.487% (SOFR + 1.212%)
due 10/24/30 ~ § 123,207 123,239
Crestline Denali CLO XV Ltd. (Cayman)
5.561% (SOFR + 1.292%)
due 04/20/30 ~ § 6,703 6,711
CVC Cordatus Opportunity Loan Fund-R DAC
(Ireland)
2.983% (EURIBOR + 0.840%)
due 08/15/33 ~ § EUR 981,125 1,152,345
Dryden 52 Euro CLO DAC (Ireland)
3.003% (EURIBOR + 0.860%)
due 05/15/34 ~ § 288,051 338,929
Dryden 64 CLO Ltd. (Cayman)
5.501% (SOFR + 1.232%)
due 04/18/31 ~ § $ 294,687 295,126
Dryden XXVI Senior Loan Fund (Cayman)
5.418% (SOFR + 1.162%)
due 04/15/29 ~ § 505,044 505,330
Dunedin Park CLO DAC (Ireland)
3.081% (EURIBOR + 0.980%)
due 11/20/34 ~ § EUR 500,000 587,220
Gallatin CLO VIII Ltd. (Cayman)
5.608% (SOFR + 1.352%)
due 07/15/31 ~ § $ 225,960 226,519
Harvest CLO XXII DAC (Ireland)
3.129% (EURIBOR + 0.850%)
due 01/15/32 ~ § EUR 1,127,488 1,327,461
KKR CLO 9 Ltd. (Cayman)
5.468% (SOFR + 1.212%)
due 07/15/30 ~ § $ 31,519 31,538
LCM XVIII LP (Cayman)
5.551% (SOFR + 1.282%)
due 04/20/31 ~ § 102,133 102,257
Madison Park Euro Funding IX DAC (Ireland)
3.159% (EURIBOR + 0.880%)
due 07/15/35 ~ § EUR 1,000,000 1,176,281
Navesink CLO 2 Ltd.
5.526% (SOFR + 1.270%)
due 04/15/36 ~ § $ 1,700,000 1,700,863
Oak Hill European Credit Partners VII DAC
(Ireland)
2.976% (EURIBOR + 0.740%)
due 10/20/31 ~ § EUR 294,708 346,804
Octagon Investment Partners 18-R Ltd. (Cayman)
5.482% (SOFR + 1.222%)
due 04/16/31 ~ § $ 176,018 176,210
a
Principal
Amount Value
OZLM XXIV Ltd. (Cayman)
5.691% (SOFR + 1.422%)
due 07/20/32 ~ § $ 118,527 $ 118,626
Palmer Square Loan Funding Ltd. (Cayman)
5.318% (SOFR + 1.062%)
due 10/15/29 ~ § 50,124 50,176
Rad CLO 5 Ltd. (Cayman)
5.657% (SOFR + 1.382%)
due 07/24/32 ~ § 305,164 305,627
Romark CLO Ltd. (Cayman)
5.571% (SOFR + 1.292%)
due 10/23/30 ~ § 108,747 108,857
Saranac CLO VI Ltd. (Jersey)
5.724% (SOFR + 1.402%)
due 08/13/31 ~ § 96,740 96,630
Segovia European CLO DAC (Ireland)
3.116% (EURIBOR + 0.880%)
due 07/20/32 ~ § EUR 362,927 428,123
SLM Student Loan Trust
5.175% (SOFR + 0.812%)
due 10/25/64 ~ § $ 416,229 415,535
Sound Point CLO IX Ltd. (Cayman)
5.741% (SOFR + 1.472%)
due 07/20/32 ~ § 504,979 505,722
Tikehau CLO IV DAC (Ireland)
3.179% (EURIBOR + 0.900%)
due 10/15/31 ~ § EUR 629,853 742,956
Trinitas CLO VII Ltd. (Cayman)
5.342% (SOFR + 1.060%)
due 01/25/35 ~ § $ 1,000,000 996,229
TSTAT Ltd. (Bermuda)
5.419% (SOFR + 1.150%)
due 07/20/37 ~ § 163,749 163,896
U.S. Small Business Administration
5.290% due 12/01/27  127,678 128,012
Venture XXVIII CLO Ltd. (Cayman)
5.521% (SOFR + 1.252%)
due 07/20/30 ~ § 58,405 58,440
Vibrant CLO XI Ltd. (Cayman)
5.651% (SOFR + 1.382%)
due 07/20/32 ~ § 176,442 176,784
Voya CLO Ltd. (Cayman)
5.491% (SOFR + 1.212%)
due 04/17/30 ~ § 198,157 198,285
5.603% (SOFR + 1.362%)
due 07/14/31 ~ § 151,964 152,172
18,140,321
Total Asset-Backed Securities
    (Cost $21,591,604) 22,343,893
U.S. TREASURY OBLIGATIONS - 89.5%
U.S. Treasury Inflation Protected Securities - 89.5%
0.125% due 04/15/26 ^ 6,972,924 6,895,585
0.125% due 07/15/26 ^ 9,797,088 9,712,765
0.125% due 10/15/26 ^ 7,161,644 7,079,695
0.125% due 04/15/27 ^ 5,908,500 5,785,210
0.125% due 01/15/30 ^ 10,399,480 9,816,836
0.125% due 07/15/30 ^ 12,137,416 11,404,916
0.125% due 01/15/31 ^ 6,778,255 6,282,220
0.125% due 07/15/31 ^ 394,937 363,579
0.125% due 01/15/32 ^ 7,754,178 7,030,785
0.125% due 02/15/51 ^ 2,476,380 1,350,299

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2025, investments with a total aggregate value of $2,855,359 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, options contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).
(c) As of June 30, 2025, the average amount of borrowings by the Fund on reverse repurchase agreements during the period was $8,801,442 at a weighted average interest rate of 0.6%. As of June 30, 2025, the average amount of borrowings by the Fund on sale-buyback financing transactions during the period was
$46,767,307 at a weighted average interest rate of 4.4%.
(d) As of June 30, 2025, securities sold short outstanding were as follows:
a
Principal
Amount Value
0.125% due 02/15/52 ^ ‡ $ 806,589 $ 431,115
0.250% due 07/15/29 ^ 4,642,271 4,459,177
0.250% due 02/15/50 ^ 3,418,534 1,987,695
0.375% due 01/15/27 ^ 1,115,419 1,100,289
0.375% due 07/15/27 ^ 7,934,575 7,827,973
0.500% due 01/15/28 ^ 12,454,641 12,224,400
0.625% due 01/15/26 ^ 2,647,232 2,632,825
0.625% due 07/15/32 ^ 12,366,816 11,540,035
0.625% due 02/15/43 ^ 4,366,851 3,248,507
0.750% due 07/15/28 ^ 8,499,166 8,396,926
0.750% due 02/15/42 ^ 7,595,877 5,903,497
0.750% due 02/15/45 ^ 7,452,273 5,445,662
0.875% due 01/15/29 ^ 6,733,915 6,630,702
0.875% due 02/15/47 ^ 7,047,793 5,110,981
1.000% due 02/15/46 ^ 6,404,278 4,857,002
1.000% due 02/15/48 ^ 5,593,268 4,117,589
1.000% due 02/15/49 ^ 4,079,072 2,962,492
1.125% due 01/15/33 ^ 11,739,409 11,222,794
1.250% due 04/15/28 ^ ‡ 748,573 747,311
1.375% due 07/15/33 ^ 14,366,088 13,957,812
1.375% due 02/15/44 ^ 8,961,341 7,530,976
1.500% due 02/15/53 ^ 2,913,516 2,309,828
1.625% due 10/15/27 ^ ‡ 12,779,256 12,940,289
1.625% due 10/15/29 ^ 7,845,068 7,943,710
1.625% due 04/15/30 ^ 2,821,392 2,842,577
1.750% due 01/15/28 ^ ‡ 2,754,467 2,790,067
1.750% due 01/15/34 ^ 3,965,300 3,932,757
1.875% due 07/15/34 ^ 17,208,912 17,232,267
2.000% due 01/15/26 ^ 733,714 735,024
2.125% due 04/15/29 ^ 3,111,090 3,195,533
2.125% due 01/15/35 ^ 6,722,034 6,835,595
2.125% due 02/15/40 ^ 1,142,719 1,128,857
2.125% due 02/15/41 ^ 2,797,634 2,740,348
2.125% due 02/15/54 ^ 2,926,420 2,680,430
2.375% due 01/15/27 ^ ‡ 143,151 145,565
2.375% due 10/15/28 ^ 22,768,968 23,620,799
2.375% due 02/15/55 ^ 1,931,711 1,869,320
2.500% due 01/15/29 ^ 5,226,921 5,439,736
3.625% due 04/15/28 ^ 14,185,817 15,087,762
3.875% due 04/15/29 ^ 10,466,002 11,429,049
312,957,163
Total U.S. Treasury Obligations
    (Cost $342,598,307) 312,957,163
FOREIGN GOVERNMENT BONDS & NOTES - 5.9%
Canadian Government (Canada)
4.250% due 12/01/26 ^
CAD 2,790,810
2,156,061
French Republic Government OAT (France)
0.100% due 03/01/26 ^ ~
EUR 4,265,905
4,995,197
0.100% due 07/25/31 ^ ~
1,220,720
1,373,540
Italy Buoni Poliennali Del Tesoro (Italy)
0.400% due 05/15/30 ^ ~
1,485,264
1,703,507
1.800% due 05/15/36 ^ ~
620,778
731,230
Japanese Government CPI Linked (Japan)
0.100% due 03/10/28 ^
JPY 261,724,240
1,881,686
0.100% due 03/10/29 ^
1,087,743,552
7,852,910
Total Foreign Government Bonds & Notes
    (Cost $21,496,776) 20,694,131
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 10.9%
Repurchase Agreements - 10.9%
Deutsche Bank Securities, Inc.
4.470% due 07/02/25
(Dated 07/01/25, repurchase price of
$38,104,731; collateralized by U.S. Treasury
Obligations: 1.630% due 04/15/30 and value
$38,414,238) $ 38,100,000 $ 38,100,000
a
Total Short-Term Investments
(Cost $38,100,000) 38,100,000
TOTAL INVESTMENTS - 135.5%
(Cost $503,061,732) 473,822,562
TOTAL SECURITIES SOLD SHORT - (1.7%)
(Proceeds $5,997,814) (6,092,095)
DERIVATIVES - 1.0% 3,490,486
OTHER ASSETS & LIABILITIES, NET - (34.8%) (121,653,410)
NET ASSETS - 100.0% $ 349,567,543
U.S. Treasury Obligations 89 .5%
Mortgage-Backed Securities 22 .4%
Short-Term Investments 10 .9%
Asset-Backed Securities 6 .4%
Foreign Government Bonds & Notes 5 .9%
Others (each less than 3.0%) 0 .4%
135 .5%
Securities Sold Short ( 1 .7% )
Derivatives 1 .0%
Other Assets and Liabilities, Net ( 34 .8% )
100 .0%
Description
Principal
Amount Value
Mortgage-Backed Securities - (1.7%)
Government National Mortgage Association
3.500% due 07/21/55  $ 6,700,000 ( $ 6,092,095 )
Total Securities Sold Short
(Proceeds $5,997,814) ( $ 6,092,095 )

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(e) As of June 30, 2025, open futures contracts outstanding were as follows:
(f) As of June 30, 2025, forward foreign currency contracts outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 10 Year U.S. Treasury Notes 09/25 77 $ 8,486,951 $ 8,633,625 $ 146,674
CBOT Ultra 10 Year U.S. Treasury Notes 09/25 65 7,262,688 7,427,266 164,578
CBOT Ultra U.S. Treasury Bond 09/25 152 17,303,117 18,107,000 803,883
Eurex 2 Year Euro SCHATZ 09/25 4 506,229 505,341 (888)
Eurex 5 Year Euro BOBL 09/25 20 2,785,052 2,772,425 (12,627)
Eurex 30 Year Euro BUXL 09/25 25 3,563,046 3,496,746 (66,300)
Euro-BTP Italian Bond 09/25 72 10,233,239 10,262,306 29,067
ICE 3 Month EURIBOR 09/26 261 75,281,885 75,450,875 168,990
SFE 10 Year Australian Bond 09/25 69 5,163,000 5,205,131 42,131
TSE Japanese 10 Year Bond 09/25 1 967,327 965,383 (1,944)
$ 1,273,564
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 09/25 197 40,821,837 40,980,617 (158,780)
CBOT 5 Year U.S. Treasury Notes 09/25 437 47,110,080 47,633,000 (522,920)
CBOT U.S. Long Bond 09/25 198 22,039,585 22,862,813 (823,228)
Eurex 10 Year Euro BUND 09/25 138 21,295,864 21,156,818 139,046
Eurex French Government OAT Bond 09/25 113 16,604,527 16,484,147 120,380
ICE 3 Month EURIBOR 09/25 261 75,280,778 75,408,602 (127,824)
SFE 3 Year Australian Bond 09/25 16 1,130,633 1,134,556 (3,923)
( $ 1,377,249 )
Total Futures Contracts ( $ 103,685 )
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
AUD 532,000 USD 345,120 07/25 CIT $ 5,016 $ –
AUD 78,000 USD 51,154 08/25 JPM 214 –
CAD 3,064,134 USD 2,229,110 07/25 HSB 21,035 –
DKK 4,459,982 USD 700,337 07/25 DUB 3,825 –
EUR 16,786,896 USD 19,474,478 07/25 DUB 299,657 –
GBP 440,000 USD 598,668 07/25 BRC 5,297 –
JPY 525,487,592 USD 3,605,365 07/25 MSC 43,728 –
JPY 866,916,299 USD 6,005,655 07/25 SGN 14,388 –
USD 292,583 AUD 454,000 07/25 BRC – (6,218)
USD 51,122 AUD 78,000 07/25 JPM – (214)
USD 2,057,715 CAD 2,826,200 07/25 HSB – (17,702)
USD 172,396 CAD 236,820 07/25 JPM – (1,512)
USD 2,229,110 CAD 3,059,016 08/25 HSB – (21,100)
USD 674,915 DKK 4,456,383 07/25 JPM – (28,678)
USD 700,337 DKK 4,449,155 08/25 DUB – (3,838)
USD 19,089,736 EUR 16,787,000 07/25 BOA – (684,522)
USD 19,474,478 EUR 16,750,098 08/25 DUB – (299,359)
USD 592,759 GBP 440,000 07/25 JPM – (11,207)
USD 598,750 GBP 440,000 08/25 BRC – (5,304)
USD 5,363,407 JPY 770,574,990 07/25 HSB 12,378 –
USD 2,638,068 JPY 381,105,855 07/25 MSC – (8,409)
USD 1,717,982 JPY 248,665,868 07/25 UBS – (8,804)
USD 8,718 JPY 1,252,955 08/25 BNP – (15)
USD 46,383 JPY 6,663,789 08/25 HSB – (63)
USD 3,605,365 JPY 523,555,826 08/25 MSC – (43,754)
USD 6,005,655 JPY 863,735,103 08/25 SGN – (14,470)
Total Forward Foreign Currency Contracts $ 405,538 ( $ 1,155,169 )

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(g) As of June 30, 2025, premiums received, and value of written options outstanding were as follows:
(h) As of June 30, 2025, swap agreements outstanding were as follows:
Inflation Floor/Cap Options
Description
Initial
Index Floating Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Cap - Eurostat Eurozone
HICP 117.20
Maximum of [0, (Final Index/Initial
Index) - (1+3.000%)^20)] 06/22/35 GSC EUR 2,200,000 $ 100,087 ( $ 29,130 )
a
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - 2 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.350% 01/07/27 GSC EUR 12,500,000 $ 113,445 ( $ 108,905 )
Call - 2 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.500% 01/14/27 GSC 4,400,000 40,342 (47,060)
Call - 2 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.440% 01/25/27 BRC 1,300,000 11,563 (12,872)
$ 165,350 ( $ 168,837 )
Put - 2 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.350% 01/07/27 GSC 12,500,000 113,445 (84,534)
Put - 2 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.500% 01/14/27 GSC 4,400,000 40,343 (24,262)
Put - 2 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.440% 01/25/27 BRC 1,300,000 11,563 (8,036)
$ 165,351 ( $ 116,832 )
Total Interest Rate Swaptions $ 330,701 ( $ 285,669 )
- – - – - –
Total Written Options $ 430,788 ( $ 314,799 )
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.980% U.S. CPI Urban Consumers Z/Z LCH 09/19/25 $ 3,700,000 ( $ 27,833 ) $ – ( $ 27,833 )
2.033% U.S. CPI Urban Consumers Z/Z LCH 09/23/25 3,700,000 (26,574) – (26,574)
2.208% U.S. CPI Urban Consumers Z/Z LCH 10/07/25 3,708,000 (22,803) – (22,803)
2.380% U.S. CPI Urban Consumers Z/Z LCH 10/15/25 2,800,000 (13,696) – (13,696)
2.700% U.S. CPI Urban Consumers Z/Z LCH 01/14/26 3,000,000 (12,687) – (12,687)
2.820% U.S. CPI Urban Consumers Z/Z LCH 02/05/26 1,200,000 (3,632) – (3,632)
2.842% U.S. CPI Urban Consumers Z/Z LCH 02/13/26 1,200,000 (3,325) – (3,325)
3.323% U.S. CPI Urban Consumers Z/Z LCH 04/23/26 1,400,000 6,101 – 6,101
3.300% U.S. CPI Urban Consumers Z/Z LCH 06/04/26 1,700,000 3,773 – 3,773
2.340% 1 Day USD SOFR S/Q LCH 11/21/28 14,780,000 (666,643) (130,771) (535,872)
1.954% U.S. CPI Urban Consumers Z/Z LCH 06/03/29 2,350,000 (363,310) (305,429) (57,881)
1.998% U.S. CPI Urban Consumers Z/Z LCH 07/25/29 7,700,000 (1,137,290) (954,413) (182,877)
1.760% U.S. CPI Urban Consumers Z/Z LCH 11/04/29 3,100,000 (540,016) (462,962) (77,054)
1.883% U.S. CPI Urban Consumers Z/Z LCH 11/20/29 700,000 (113,337) (96,657) (16,680)
3.500% 1 Day GBP SONIA A/A LCH 03/19/30 GBP 17,200,000 (196,995) (299,327) 102,332
1.380% Eurostat Eurozone HICP Z/Z LCH 03/15/31 EUR 5,300,000 (1,139,967) (1,165,781) 25,814
2.879% 6 Month EURIBOR A/S LCH 08/15/32 4,700,000 241,450 624 240,826
3.085% 1 Day USD SOFR A/A LCH 02/13/34 $ 5,000,000 (221,736) (71,495) (150,241)
3.500% U.K. Retail Price Index Z/Z LCH 08/15/34 GBP 1,600,000 38,094 9,127 28,967
3.466% U.K. Retail Price Index Z/Z LCH 09/15/34 700,000 14,335 – 14,335
2.250% 6 Month EURIBOR A/S LCH 09/17/35 EUR 39,120,000 (1,512,743) (1,778,231) 265,488
2.488% Eurostat Eurozone HICP Z/Z LCH 05/15/37 20,000 1 (1,250) 1,251
2.421% Eurostat Eurozone HICP Z/Z LCH 05/15/52 240,000 (1,374) (30,243) 28,869
2.590% Eurostat Eurozone HICP Z/Z LCH 12/15/52 500,000 51,810 (11,342) 63,152
2.700% Eurostat Eurozone HICP Z/Z LCH 04/15/53 900,000 137,522 6,015 131,507
2.763% Eurostat Eurozone HICP Z/Z LCH 09/15/53 700,000 123,790 1,735 122,055
2.682% Eurostat Eurozone HICP Z/Z LCH 10/15/53 200,000 29,584 – 29,584
2.736% Eurostat Eurozone HICP Z/Z LCH 10/15/53 400,000 66,903 3,920 62,983
( $ 5,290,598 ) ( $ 5,286,480 ) ( $ 4,118 )

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Interest Rate Swaps - Short
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.250% 1 Day USD SOFR A/A CME 12/20/25 $ 33,710,000 $ 25,719 $ 36,481 ( $ 10,762 )
2.314% U.S. CPI Urban Consumers Z/Z LCH 02/26/26 2,100,000 262,458 203,223 59,235
2.419% U.S. CPI Urban Consumers Z/Z LCH 03/05/26 2,800,000 333,410 255,476 77,934
2.768% U.S. CPI Urban Consumers Z/Z LCH 05/13/26 1,700,000 164,759 118,816 45,943
2.813% U.S. CPI Urban Consumers Z/Z LCH 05/14/26 1,000,000 94,345 67,532 26,813
2.703% U.S. CPI Urban Consumers Z/Z LCH 05/25/26 1,210,000 119,845 86,786 33,059
2.965% Eurostat Eurozone HICP Z/Z LCH 05/15/27 EUR 800,000 15,853 30,995 (15,142)
3.000% Eurostat Eurozone HICP Z/Z LCH 05/15/27 1,300,000 22,845 47,983 (25,138)
3.130% Eurostat Eurozone HICP Z/Z LCH 05/15/27 300,000 2,764 9,023 (6,259)
1.636% Eurostat Eurozone HICP Z/Z LCH 06/15/27 3,500,000 7,590 – 7,590
1.798% U.S. CPI Urban Consumers Z/Z LCH 08/25/27 $ 900,000 156,843 129,014 27,829
1.890% U.S. CPI Urban Consumers Z/Z LCH 08/27/27 1,000,000 167,256 136,950 30,306
2.120% 6 Month EURIBOR A/S LCH 09/03/27 EUR 12,400,000 (33,932) – (33,932)
5.890% 1 Day JPY TONAR S/S LCH 09/20/27 JPY 377,560,000 30,969 (2,443) 33,412
2.573% U.S. CPI Urban Consumers Z/Z LCH 08/26/28 $ 400,000 31,693 23,914 7,779
2.645% U.S. CPI Urban Consumers Z/Z LCH 09/10/28 500,000 35,467 26,277 9,190
0.550% 1 Day JPY TONAR A/A LCH 09/14/28 JPY 690,000,000 33,366 (5,352) 38,718
2.311% U.S. CPI Urban Consumers Z/Z LCH 02/24/31 $ 5,100,000 623,467 535,506 87,961
0.500% 1 Day JPY TONAR A/A LCH 12/15/31 JPY 464,000,000 96,391 7,113 89,278
2.600% Eurostat Eurozone HICP Z/Z LCH 05/15/32 EUR 260,000 754 12,440 (11,686)
2.049% Eurostat Eurozone HICP Z/Z LCH 08/15/34 3,400,000 (28,090) (1,286) (26,804)
2.034% Eurostat Eurozone HICP Z/Z LCH 09/15/34 1,400,000 (8,121) (4,491) (3,630)
0.190% 6 Month EURIBOR A/S LCH 11/04/52 1,500,000 884,551 722,591 161,960
0.195% 6 Month EURIBOR A/S LCH 11/04/52 1,550,000 912,221 745,106 167,115
0.197% 6 Month EURIBOR A/S LCH 11/08/52 2,800,000 1,646,812 1,345,474 301,338
4.100% 1 Day USD SOFR A/A LCH 11/15/52 $ 8,080,000 (226,644) (59,410) (167,234)
2.237% 1 Day USD SOFR S/Q LCH 11/21/53 3,050,000 1,036,129 184,508 851,621
2.865% 1 Day USD SOFR A/A LCH 02/13/54 9,400,000 1,769,548 234,747 1,534,801
3.500% 1 Day USD SOFR A/A CME 06/20/54 2,400,000 179,991 62,917 117,074
2.250% 6 Month EURIBOR A/S LCH 09/17/55 EUR 10,890,000 1,347,444 827,688 519,756
$ 9,705,703 $ 5,777,578 $ 3,928,125
a –
Total Interest Rate Swaps $ 4,415,105 $ 491,098 $ 3,924,007
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Inflation Protected Securities
0.375% due 01/15/27
1 Day USD SOFR
+ 4.520% Z MSC 07/28/25 $ 20,000,000 $ 3,572 $ – $ 3,572
U.S. Treasury Inflation Protected Securities
0.125% due 07/15/31
1 Day USD SOFR
+ 4.500% Z MSC 07/28/25 20,000,000 276,286 – 276,286
U.S. Treasury Inflation Protected Securities
0.125% due 01/15/32
1 Day USD SOFR
+ 4.520% Z MSC 07/28/25 30,000,000 454,736 – 454,736
$ 734,594 $ – $ 734,594
Total Swap Agreements $ 5,149,699 $ 491,098 $ 4,658,601

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps
(i) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ 734,594
Liabilities – –
Centrally Cleared Swap Agreements (1)
Assets 5,871,981 5,355,749
Liabilities (5,380,883) (1,431,742)
$ 491,098 $ 4,658,601
(1) Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and
Liabilities.
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 1,446,552 $ – $ 1,446,552 $ –
Mortgage-Backed Securities 78,280,823 – 78,280,823 –
Asset-Backed Securities 22,343,893 – 22,343,893 –
U.S. Treasury Obligations 312,957,163 – 312,957,163 –
Foreign Government Bonds & Notes 20,694,131 – 20,694,131 –
Short-Term Investments 38,100,000 – 38,100,000 –
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts 405,538 – 405,538 –
Interest Rate Contracts
Futures 1,614,749 1,614,749 – –
Swaps 6,090,343 – 6,090,343 –
Total Interest Rate Contracts 7,705,092 1,614,749 6,090,343 –
Total Asset - Derivatives 8,110,630 1,614,749 6,495,881 –
Total Assets 481,933,192 1,614,749 480,318,443 –
a
Liabilities Sale-Buyback Financing Transactions (270,763,132) – (270,763,132) –
Securities Sold Short
Mortgage-Backed Securities (6,092,095) – (6,092,095) –
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts (1,155,169) – (1,155,169) –
Interest Rate Contracts
Futures (1,718,434) (1,718,434) – –
Written Options (314,799) – (314,799) –
Swaps (1,431,742) – (1,431,742) –
Total Interest Rate Contracts (3,464,975) (1,718,434) (1,746,541) –
Total Liabilities - Derivatives (4,620,144) (1,718,434) (2,901,710) –
Total Liabilities (281,475,371) (1,718,434) (279,756,937) –
Total $ 200,457,821 ( $ 103,685 ) $ 200,561,506 $ –

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 22.9%
Basic Materials - 0.4%
BHP Billiton Finance USA Ltd. (Australia)
5.125
%
due 02/21/32  $ 190,000 $ 194,682
CF Industries, Inc.
4.950
%
due 06/01/43  210,000 186,946
Corp. Nacional del Cobre de Chile (Chile)
6.440
%
due 01/26/36 ~ 270,000 283,092
Dow Chemical Co.
5.950
%
due 03/15/55  250,000 238,502
DuPont de Nemours, Inc.
5.319
%
due 11/15/38  250,000 259,001
EIDP, Inc.
5.125
%
due 05/15/32  535,000 546,103
Glencore Funding LLC (Australia)
2.500
%
due 09/01/30 ~ 300,000 270,419
Nutrien Ltd. (Canada)
5.000
%
due 04/01/49  165,000 147,850
Vale Overseas Ltd. (Brazil)
3.750
%
due 07/08/30  440,000 414,753
2,541,348
Communications - 0.9%
Amazon.com, Inc.
3.250
%
due 05/12/61  310,000 201,909
3.875
%
due 08/22/37  240,000 217,194
AT&T, Inc.
3.550
%
due 09/15/55  1,494,000 1,008,878
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.700
%
due 04/01/51  860,000 573,309
6.384
%
due 10/23/35  345,000 362,531
Comcast Corp.
2.887
%
due 11/01/51  560,000 341,115
5.350
%
due 05/15/53  1,000,000 927,253
Corning, Inc.
5.750
%
due 08/15/40  75,000 76,301
Meta Platforms, Inc.
5.400
%
due 08/15/54  150,000 146,392
5.600
%
due 05/15/53  610,000 610,417
T-Mobile USA, Inc.
3.400
%
due 10/15/52  625,000 417,882
3.875
%
due 04/15/30  360,000 349,749
Uber Technologies, Inc.
4.800
%
due 09/15/34  495,000 486,529
Verizon Communications, Inc.
3.400
%
due 03/22/41  910,000 702,314
6,421,773
Consumer, Cyclical - 1.2%
American Airlines Pass-Through Trust Class A
3.650
%
due 12/15/29  983,340 936,507
American Airlines Pass-Through Trust Class B
3.950
%
due 01/11/32  1,752,275 1,654,779
AutoZone, Inc.
1.650
%
due 01/15/31  165,000 141,471
Delta Air Lines Pass-Through Trust Class A
2.500
%
due 12/10/29  1,397,376 1,321,546
Hyundai Capital America
2.375
%
due 10/15/27 ~ 740,000 703,951
McDonald's Corp.
3.625
%
due 09/01/49  475,000 344,879
a
Principal
Amount Value
Starbucks Corp.
3.350
%
due 03/12/50  $ 355,000 $ 240,256
United Airlines Pass-Through Trust Class A
3.100
%
due 04/07/30  399,119 372,531
3.700
%
due 09/01/31  1,030,639 962,751
United Airlines Pass-Through Trust Class B
3.650
%
due 04/07/27  781,441 775,840
3.650
%
due 07/07/27  1,217,407 1,203,956
8,658,467
Consumer, Non-Cyclical - 3.0%
AbbVie, Inc.
4.050
%
due 11/21/39  1,575,000 1,381,223
Altria Group, Inc.
2.450
%
due 02/04/32  190,000 163,940
Amgen, Inc.
4.663
%
due 06/15/51  23,000 19,709
5.600
%
due 03/02/43  995,000 987,667
5.650
%
due 03/02/53  219,000 213,978
AstraZeneca PLC (United Kingdom)
4.000
%
due 09/18/42  165,000 139,906
Baptist Healthcare System Obligated Group
3.540
%
due 08/15/50  540,000 370,482
Bimbo Bakeries USA, Inc. (Mexico)
5.375
%
due 01/09/36 ~ 200,000 197,729
Biogen, Inc.
5.750
%
due 05/15/35  280,000 288,455
Boston Scientific Corp.
4.550
%
due 03/01/39  167,000 158,089
6.500
%
due 11/15/35  215,000 241,261
Bristol-Myers Squibb Co.
3.700
%
due 03/15/52  385,000 280,711
4.125
%
due 06/15/39  500,000 445,226
Bunge Ltd. Finance Corp.
2.750
%
due 05/14/31  615,000 556,947
Cardinal Health, Inc.
5.450
%
due 02/15/34  135,000 138,983
Cencora, Inc.
5.150
%
due 02/15/35  650,000 655,912
CommonSpirit Health
3.910
%
due 10/01/50  650,000 483,196
CVS Health Corp.
4.875
%
due 07/20/35  500,000 479,143
CVS Pass-Through Trust
4.163
%
due 08/11/36 ~ 421,347 389,880
DH Europe Finance II SARL
3.250
%
due 11/15/39  285,000 229,401
Element Fleet Management Corp. (Canada)
5.037
%
due 03/25/30 ~ 265,000 267,449
5.643
%
due 03/13/27 ~ 500,000 507,967
Elevance Health, Inc.
2.875
%
due 09/15/29  370,000 348,469
6.100
%
due 10/15/52  205,000 209,096
Eli Lilly & Co.
5.000
%
due 02/09/54  220,000 205,753
Gilead Sciences, Inc.
2.600
%
due 10/01/40  1,055,000 757,391
Global Payments, Inc.
3.200
%
due 08/15/29  500,000 472,957
HCA, Inc.
3.625
%
due 03/15/32  92,000 84,896
5.500
%
due 06/15/47  700,000 650,990
5.750
%
due 03/01/35  558,000 574,136
5.950
%
due 09/15/54  155,000 150,751

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
6.100
%
due 04/01/64  $ 320,000 $ 312,361
Humana, Inc.
5.875
%
due 03/01/33  675,000 697,862
JBS USA Holding Lux SARL/JBS USA Food Co./
JBS Lux Co. SARL
3.750
%
due 12/01/31  245,000 228,474
6.750
%
due 03/15/34  650,000 709,989
JBS USA Holding Lux SARL/JBS USA Foods
Group Holdings, Inc./JBS USA Food Co.
due 01/15/36 # ~ 510,000 511,068
due 04/15/66 # ~ 575,000 579,957
Keurig Dr. Pepper, Inc.
4.600
%
due 05/15/30  1,000,000 1,005,363
Kraft Heinz Foods Co.
4.625
%
due 10/01/39  120,000 107,713
Kroger Co.
5.000
%
due 09/15/34  370,000 367,583
5.500
%
due 09/15/54  120,000 113,991
Mars, Inc.
5.650
%
due 05/01/45 ~ 405,000 406,217
MedStar Health, Inc.
3.626
%
due 08/15/49  520,000 370,955
Nationwide Children's Hospital, Inc.
4.556
%
due 11/01/52  150,000 128,492
PeaceHealth Obligated Group
3.218
%
due 11/15/50  655,000 406,226
Pfizer Investment Enterprises Pte. Ltd.
5.300
%
due 05/19/53  750,000 708,566
Quanta Services, Inc.
2.350
%
due 01/15/32  665,000 572,950
Quest Diagnostics, Inc.
6.400
%
due 11/30/33  190,000 208,281
Regeneron Pharmaceuticals, Inc.
1.750
%
due 09/15/30  460,000 399,645
Royalty Pharma PLC
2.150
%
due 09/02/31  84,000 72,205
S&P Global, Inc.
2.900
%
due 03/01/32  155,000 140,970
Takeda Pharmaceutical Co. Ltd. (Japan)
3.025
%
due 07/09/40  455,000 340,450
UnitedHealth Group, Inc.
2.750
%
due 05/15/40  200,000 145,190
Verisk Analytics, Inc.
5.750
%
due 04/01/33  210,000 220,954
Viterra Finance BV (Netherlands)
3.200
%
due 04/21/31 ~ 1,000,000 920,173
Zoetis, Inc.
5.600
%
due 11/16/32  175,000 184,881
21,912,209
Energy - 1.5%
Aker BP ASA (Norway)
5.800
%
due 10/01/54 ~ 150,000 136,900
BG Energy Capital PLC
5.125
%
due 10/15/41 ~ 280,000 264,995
Cheniere Energy Partners LP
due 10/30/35 # ~ 180,000 181,484
Cheniere Energy, Inc.
5.650
%
due 04/15/34  310,000 317,645
Columbia Pipelines Operating Co. LLC
5.439
%
due 02/15/35 ~ 1,025,000 1,031,358
5.962
%
due 02/15/55 ~ 675,000 647,794
Coterra Energy, Inc.
5.400
%
due 02/15/35  350,000 346,669
a
Principal
Amount Value
Devon Energy Corp.
5.750
%
due 09/15/54  $ 190,000 $ 171,207
DT Midstream, Inc.
4.300
%
due 04/15/32 ~ 540,000 505,658
Eastern Energy Gas Holdings LLC
6.200
%
due 01/15/55  150,000 155,243
Enbridge, Inc. (Canada)
5.700
%
due 03/08/33  700,000 726,081
Energy Transfer LP
4.900
%
due 03/15/35  590,000 564,640
6.100
%
due 02/15/42  455,000 450,321
Eni SpA (Italy)
5.950
%
due 05/15/54 ~ 370,000 358,344
Exxon Mobil Corp.
3.095
%
due 08/16/49  515,000 344,170
Flex Intermediate Holdco LLC
4.317
%
due 12/30/39 ~ 215,000 169,908
Galaxy Pipeline Assets Bidco Ltd. (United Arab
Emirates)
2.940
%
due 09/30/40 ~ 485,782 398,909
Kinder Morgan, Inc.
5.050
%
due 02/15/46  310,000 273,928
MPLX LP
4.500
%
due 04/15/38  315,000 278,841
5.400
%
due 04/01/35  605,000 600,884
5.950
%
due 04/01/55  110,000 104,869
NGPL PipeCo LLC
3.250
%
due 07/15/31 ~ 545,000 486,196
Pioneer Natural Resources Co.
1.900
%
due 08/15/30  240,000 212,830
South Bow USA Infrastructure Holdings LLC
(Canada)
5.026
%
due 10/01/29 ~ 135,000 135,480
Suncor Energy, Inc. (Canada)
5.950
%
due 12/01/34  210,000 217,999
Targa Resources Corp.
4.900
%
due 09/15/30  526,000 530,650
TotalEnergies Capital International SA (France)
2.986
%
due 06/29/41  805,000 593,874
Williams Cos., Inc.
5.600
%
due 03/15/35  680,000 699,352
10,906,229
Financial - 10.8%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
3.300
%
due 01/30/32 † 1,425,000 1,291,835
AIB Group PLC (Ireland)
5.320
%
due 05/15/31 ~ 560,000 570,011
6.608
%
due 09/13/29 ~ 630,000 666,857
Aircastle Ltd./Aircastle Ireland DAC
5.250
%
due 03/15/30 ~ 200,000 201,771
Alexandria Real Estate Equities, Inc.
3.375
%
due 08/15/31  335,000 309,934
American Express Co.
5.442
%
due 01/30/36  645,000 658,665
American Tower Corp.
1.500
%
due 01/31/28  750,000 698,785
3.100
%
due 06/15/50  351,000 230,448
Aon North America, Inc.
5.450
%
due 03/01/34  340,000 349,426
5.750
%
due 03/01/54  700,000 690,637
Athene Global Funding
2.500
%
due 03/24/28 ~ 885,000 837,513

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Aviation Capital Group LLC
5.125
%
due 04/10/30 ~ $ 195,000 $ 196,943
Avolon Holdings Funding Ltd. (Ireland)
2.528
%
due 11/18/27 ~ 4,605,000 4,379,352
5.150
%
due 01/15/30 ~ 1,000,000 1,007,890
Banco Santander SA (Spain)
1.722
%
due 09/14/27  200,000 193,241
5.365
%
due 07/15/28  1,400,000 1,426,476
Bank of America Corp.
1.734
%
due 07/22/27  930,000 904,131
2.676
%
due 06/19/41  590,000 421,173
3.970
%
due 03/05/29  2,105,000 2,081,991
5.872
%
due 09/15/34  1,795,000 1,894,865
Bank of Ireland Group PLC (Ireland)
2.029
%
due 09/30/27 ~ 1,000,000 969,067
5.601
%
due 03/20/30 ~ 290,000 299,006
Bank of New York Mellon Corp.
6.474
%
due 10/25/34  320,000 352,517
Banque Federative du Credit Mutuel SA (France)
5.790
%
due 07/13/28 ~ 900,000 934,575
Barclays PLC (United Kingdom)
2.894
%
due 11/24/32  828,000 733,096
5.367
%
due 02/25/31  200,000 204,348
5.785
%
due 02/25/36  200,000 204,519
5.829
%
due 05/09/27  670,000 676,931
BNP Paribas SA (France)
1.904
%
due 09/30/28 ~ 550,000 519,216
5.085
%
due 05/09/31 ~ 885,000 893,928
5.283
%
due 11/19/30 ~ 900,000 917,482
5.497
%
due 05/20/30 ~ 374,000 384,142
BPCE SA (France)
4.750
%
due 07/19/27 ~ 340,000 343,054
5.389
%
due 05/28/31 ~ 540,000 550,036
5.716
%
due 01/18/30 ~ 370,000 381,041
5.876
%
due 01/14/31 ~ 1,160,000 1,203,640
5.936
%
due 05/30/35 ~ 530,000 543,365
6.027
%
due 05/28/36 ~ 690,000 711,075
Brixmor Operating Partnership LP
2.500
%
due 08/16/31  260,000 227,105
Brookfield Finance, Inc. (Canada)
3.500
%
due 03/30/51  520,000 353,148
Brown & Brown, Inc.
5.250
%
due 06/23/32  510,000 520,457
6.250
%
due 06/23/55  435,000 448,819
CaixaBank SA (Spain)
due 07/03/36 # ~ 500,000 505,321
6.037
%
due 06/15/35 ~ 200,000 209,368
6.684
%
due 09/13/27 ~ 1,395,000 1,428,962
Capital One Financial Corp.
3.800
%
due 01/31/28  500,000 493,491
Citigroup, Inc.
3.057
%
due 01/25/33  1,959,000 1,751,371
3.887
%
due 01/10/28  695,000 688,893
4.450
%
due 09/29/27  485,000 485,565
CNO Global Funding
5.875
%
due 06/04/27 ~ 660,000 678,149
Corebridge Financial, Inc.
3.850
%
due 04/05/29  270,000 264,666
Credit Agricole SA (France)
5.222
%
due 05/27/31 ~ 410,000 417,790
5.230
%
due 01/09/29 ~ 386,000 392,425
5.335
%
due 01/10/30 ~ 949,000 971,031
a
Principal
Amount Value
Crown Castle, Inc.
2.900
%
due 04/01/41  $ 350,000 $ 250,541
Danske Bank AS (Denmark)
4.613
%
due 10/02/30 ~ 282,000 280,943
5.019
%
due 03/04/31 ~ 255,000 257,977
5.705
%
due 03/01/30 ~ 475,000 492,960
Deutsche Bank AG (Germany)
4.999
%
due 09/11/30  205,000 206,605
5.297
%
due 05/09/31  550,000 558,741
6.720
%
due 01/18/29  820,000 861,584
6.819
%
due 11/20/29  380,000 405,558
7.146
%
due 07/13/27  270,000 276,874
Essex Portfolio LP
5.500
%
due 04/01/34  190,000 194,188
F&G Annuities & Life, Inc.
6.500
%
due 06/04/29  245,000 252,754
Goldman Sachs Group, Inc.
5.218
%
due 04/23/31  2,006,000 2,057,016
5.330
%
due 07/23/35  1,200,000 1,210,955
Healthpeak OP LLC
2.875
%
due 01/15/31  510,000 465,345
5.375
%
due 02/15/35  345,000 348,370
HSBC Holdings PLC (United Kingdom)
2.013
%
due 09/22/28  635,000 602,031
2.206
%
due 08/17/29  1,495,000 1,392,987
5.130
%
due 03/03/31  200,000 202,723
Huntington National Bank
5.650
%
due 01/10/30  513,000 533,552
KBC Group NV (Belgium)
6.324
%
due 09/21/34 ~ 740,000 793,258
KeyCorp
4.789
%
due 06/01/33  115,000 112,160
5.121
%
due 04/04/31  255,000 258,108
M&T Bank Corp.
5.179
%
due 07/08/31  450,000 457,576
Macquarie Airfinance Holdings Ltd. (United
Kingdom)
5.150
%
due 03/17/30 ~ 250,000 250,033
5.200
%
due 03/27/28 ~ 325,000 328,851
Macquarie Group Ltd. (Australia)
2.871
%
due 01/14/33 ~ 440,000 384,886
Mitsubishi UFJ Financial Group, Inc. (Japan)
5.159
%
due 04/24/31  200,000 204,844
Mizuho Financial Group, Inc. (Japan)
due 07/08/31 # 495,000 495,078
due 07/08/36 # 1,165,000 1,167,942
Morgan Stanley
5.320
%
due 07/19/35  380,000 384,792
5.466
%
due 01/18/35  1,091,000 1,116,584
5.656
%
due 04/18/30  705,000 732,427
Nasdaq, Inc.
5.550
%
due 02/15/34  101,000 105,272
5.950
%
due 08/15/53  205,000 209,310
Nationwide Building Society (United Kingdom)
2.972
%
due 02/16/28 ~ 830,000 810,666
NatWest Group PLC (United Kingdom)
4.445
%
due 05/08/30  515,000 511,194
5.115
%
due 05/23/31  200,000 203,345
5.778
%
due 03/01/35  755,000 784,395
NatWest Markets PLC (United Kingdom)
5.410
%
due 05/17/29 ~ 820,000 847,326
New York Life Insurance Co.
3.750
%
due 05/15/50 ~ 540,000 399,348

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
NNN REIT, Inc.
5.500
%
due 06/15/34  $ 310,000 $ 317,990
Nomura Holdings, Inc. (Japan)
6.070
%
due 07/12/28  215,000 224,426
PNC Financial Services Group, Inc.
4.899
%
due 05/13/31  405,000 410,241
5.068
%
due 01/24/34  503,000 505,703
Prudential Financial, Inc.
3.905
%
due 12/07/47  530,000 414,558
Royal Bank of Canada (Canada)
4.650
%
due 10/18/30  310,000 310,624
Santander U.K. Group Holdings PLC (United
Kingdom)
5.694
%
due 04/15/31  400,000 412,735
6.534
%
due 01/10/29  1,400,000 1,461,650
Societe Generale SA (France)
1.792
%
due 06/09/27 ~ 455,000 442,958
5.512
%
due 05/22/31 ~ 2,837,000 2,894,198
6.691
%
due 01/10/34 ~ 400,000 427,073
Standard Chartered PLC (United Kingdom)
5.688
%
due 05/14/28 ~ 237,000 241,832
Sumitomo Mitsui Financial Group, Inc. (Japan)
due 07/08/33 # § 1,000,000 1,000,000
Teachers Insurance & Annuity Association of
America
3.300
%
due 05/15/50 ~ 555,000 372,174
Toronto-Dominion Bank (Canada)
5.298
%
due 01/30/32  240,000 246,437
Truist Financial Corp.
5.122
%
due 01/26/34  520,000 520,524
7.161
%
due 10/30/29  410,000 443,571
U.S. Bancorp
5.083
%
due 05/15/31  395,000 403,017
UBS Group AG (Switzerland)
3.869
%
due 01/12/29 ~ 785,000 773,058
5.428
%
due 02/08/30 ~ 217,000 222,911
5.617
%
due 09/13/30 ~ 310,000 321,968
6.537
%
due 08/12/33 ~ 440,000 478,748
UDR, Inc.
2.100
%
due 08/01/32  555,000 459,943
UniCredit SpA (Italy)
1.982
%
due 06/03/27 ~ 1,020,000 995,018
Wells Fargo & Co.
4.611
%
due 04/25/53 † 780,000 665,202
4.970
%
due 04/23/29  220,000 223,107
5.198
%
due 01/23/30  1,220,000 1,249,901
5.557
%
due 07/25/34  470,000 485,230
WP Carey, Inc.
2.250
%
due 04/01/33  325,000 265,419
2.400
%
due 02/01/31  420,000 369,527
78,638,385
Industrial - 0.8%
BAE Systems PLC (United Kingdom)
3.400
%
due 04/15/30 ~ 485,000 462,980
Boeing Co.
6.388
%
due 05/01/31  355,000 381,675
6.528
%
due 05/01/34  1,380,000 1,500,313
Burlington Northern Santa Fe LLC
5.500
%
due 03/15/55  410,000 406,459
Canadian Pacific Railway Co. (Canada)
4.700
%
due 05/01/48  340,000 300,675
CSX Corp.
3.800
%
due 11/01/46  320,000 248,566
a
Principal
Amount Value
L3Harris Technologies, Inc.
5.400
%
due 07/31/33  $ 705,000 $ 724,500
Masco Corp.
2.000
%
due 10/01/30  360,000 312,680
Otis Worldwide Corp.
3.112
%
due 02/15/40  150,000 115,366
RTX Corp.
5.375
%
due 02/27/53  725,000 694,579
Tyco Electronics Group SA (Switzerland)
4.500
%
due 02/09/31  730,000 729,539
5,877,332
Technology - 1.1%
Accenture Capital, Inc.
4.500
%
due 10/04/34  505,000 491,657
Analog Devices, Inc.
2.800
%
due 10/01/41  129,000 93,935
Broadcom, Inc.
3.187
%
due 11/15/36 ~ 148,000 122,752
4.550
%
due 02/15/32  845,000 837,497
5.050
%
due 07/12/29  470,000 481,468
CGI, Inc. (Canada)
2.300
%
due 09/14/31  435,000 376,367
Dell International LLC/EMC Corp.
5.300
%
due 04/01/32  530,000 541,911
Intel Corp.
3.050
%
due 08/12/51  300,000 178,381
3.734
%
due 12/08/47  180,000 127,104
Intuit, Inc.
5.500
%
due 09/15/53  145,000 144,082
Leidos, Inc.
2.300
%
due 02/15/31  700,000 612,804
Marvell Technology, Inc.
2.950
%
due 04/15/31  465,000 423,671
4.750
%
due 07/15/30  480,000 482,269
5.450
%
due 07/15/35  505,000 508,706
Oracle Corp.
3.600
%
due 04/01/50  1,205,000 843,489
Roper Technologies, Inc.
1.750
%
due 02/15/31 † 645,000 554,032
Synopsys, Inc.
5.700
%
due 04/01/55  245,000 243,766
Texas Instruments, Inc.
5.050
%
due 05/18/63  670,000 614,960
7,678,851
Utilities - 3.2%
AES Corp.
5.800
%
due 03/15/32  975,000 990,432
Baltimore Gas & Electric Co.
5.400
%
due 06/01/53  635,000 606,516
Consolidated Edison Co. of New York, Inc.
3.950
%
due 04/01/50  540,000 421,505
Constellation Energy Generation LLC
5.600
%
due 06/15/42  1,010,000 983,771
5.800
%
due 03/01/33  181,000 191,506
Dominion Energy, Inc.
3.300
%
due 04/15/41  760,000 561,598
DTE Electric Co.
3.950
%
due 03/01/49  705,000 555,851
Duke Energy Corp.
6.100
%
due 09/15/53  850,000 865,690
Duquesne Light Holdings, Inc.
2.775
%
due 01/07/32 ~ 1,380,000 1,193,018

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Emera U.S. Finance LP (Canada)
4.750
%
due 06/15/46  $ 380,000 $ 316,368
Enel Finance International NV (Italy)
4.750
%
due 05/25/47 ~ 410,000 345,423
Entergy Arkansas LLC
5.750
%
due 06/01/54  330,000 327,537
Entergy Mississippi LLC
5.000
%
due 09/01/33  615,000 616,317
5.850
%
due 06/01/54  480,000 481,798
Evergy, Inc.
2.900
%
due 09/15/29  225,000 211,494
FirstEnergy Transmission LLC
4.550
%
due 04/01/49 ~ 525,000 445,646
Interstate Power & Light Co.
3.500
%
due 09/30/49  890,000 629,790
ITC Holdings Corp.
2.950
%
due 05/14/30 ~ 360,000 334,992
Jersey Central Power & Light Co.
5.100
%
due 01/15/35  130,000 129,677
Monongahela Power Co.
5.850
%
due 02/15/34 ~ 320,000 332,913
Nevada Power Co.
6.000
%
due 03/15/54  350,000 356,346
Niagara Mohawk Power Corp.
due 07/03/55 # ~ 225,000 225,000
Pacific Gas & Electric Co.
3.750
%
due 08/15/42  191,000 136,334
4.300
%
due 03/15/45  325,000 245,631
6.000
%
due 08/15/35  280,000 283,261
6.400
%
due 06/15/33  1,208,000 1,263,423
6.750
%
due 01/15/53  390,000 392,823
PG&E Recovery Funding LLC
5.231
%
due 06/01/42  105,000 104,403
5.529
%
due 06/01/51  125,000 123,302
PG&E Wildfire Recovery Funding LLC
4.263
%
due 06/01/38  325,000 306,898
5.099
%
due 06/01/54  415,000 383,601
5.212
%
due 12/01/49  225,000 214,035
Potomac Electric Power Co.
6.500
%
due 11/15/37  185,000 207,461
Public Service Co. of Oklahoma
5.250
%
due 01/15/33  675,000 681,382
5.450
%
due 01/15/36  795,000 801,155
Public Service Enterprise Group, Inc.
5.450
%
due 04/01/34  250,000 255,651
Puget Energy, Inc.
2.379
%
due 06/15/28  180,000 169,969
5.725
%
due 03/15/35 ~ 155,000 155,999
Puget Sound Energy, Inc.
5.448
%
due 06/01/53  215,000 205,204
San Diego Gas & Electric Co.
2.950
%
due 08/15/51  445,000 280,414
5.350
%
due 04/01/53  375,000 350,648
SCE Recovery Funding LLC
4.697
%
due 06/15/42  536,219 522,062
5.112
%
due 12/14/49  240,000 224,436
Southern California Edison Co.
4.125
%
due 03/01/48 † 1,290,000 936,988
5.875
%
due 12/01/53  841,000 768,718
Southern Co. Gas Capital Corp.
4.400
%
due 06/01/43  1,000,000 842,875
Southern Power Co.
5.150
%
due 09/15/41  895,000 847,604
a
Principal
Amount Value
Union Electric Co.
5.200
%
due 04/01/34  $ 705,000 $ 717,175
Virginia Electric & Power Co.
5.650
%
due 03/15/55  515,000 507,755
Vistra Operations Co. LLC
6.000
%
due 04/15/34 ~ 392,000 407,419
23,459,814
Total Corporate Bonds & Notes
    (Cost $171,437,838) 166,094,408
MORTGAGE-BACKED SECURITIES - 28.7%
Collateralized Mortgage Obligations - Commercial - 2.5%
ACRE Commercial Mortgage Ltd.
6.329
%
(SOFR + 2.014%)
due 12/18/37 ~ § 1,006,371 999,380
Cars Net Lease Mortgage Notes
3.100
%
due 12/15/50 ~ 420,325 396,411
COMM Mortgage Trust
2.398
%
due 01/10/38 ~ § 1,900,000 1,774,428
Federal Home Loan Mortgage Corp. Multifamily
Structured Credit Risk
6.105
%
(SOFR + 1.800%)
due 07/25/41 ~ § 984,333 967,986
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates (IO)
1.291
%
due 11/25/30 § 18,945,000 1,057,282
1.306
%
due 10/25/30 § 15,300,000 857,542
1.464
%
due 12/25/29 § 8,747,945 436,095
FREMF Mortgage Trust
3.625
%
due 01/25/26 ~ § 2,100,000 2,075,221
4.010
%
due 01/25/50 ~ § 2,385,000 2,353,506
4.224
%
due 04/25/48 ~ § 2,000,000 1,979,195
GAM Re-REMICS Trust
1.820
%
due 09/27/51 ~ § 1,700,000 1,691,460
LFT CRE Ltd.
6.376
%
(SOFR + 2.064%)
due 06/15/39 ~ § 2,590,000 2,584,027
MHC Commercial Mortgage Trust
6.527
%
(SOFR + 2.215%)
due 04/15/38 ~ § 600,000 601,655
Wells Fargo Commercial Mortgage Trust
5.676
%
(SOFR + 1.364%)
due 02/15/40 ~ § 316,663 316,914
18,091,102
Collateralized Mortgage Obligations - Residential - 3.4%
Federal Home Loan Mortgage Corp. REMICS
1.500
%
due 01/25/51  2,346,080 1,869,008
2.000
%
due 12/25/51  1,780,138 1,590,877
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust
3.000
%
due 05/25/60 - 10/25/62 7,035,081 6,140,664
3.250
%
due 11/25/61  1,451,845 1,250,422
3.500
%
due 11/25/57  2,057,867 1,845,789
Federal National Mortgage Association REMICS
1.250
%
due 06/25/50  1,807,521 1,380,806
Government National Mortgage Association
REMICS (IO)
0.341
%
due 03/20/71 § 37,475,838 1,254,987
Grene Energy Senior
11.000% PIK due 01/17/61  90,318 74,865

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
PRET LLC
5.487
%
due 10/25/51 ~ § $ 2,381,345 $ 2,381,219
PRPM LLC
4.000
%
due 11/25/53 ~ § 662,702 650,765
Seasoned Loans Structured Transaction Trust
3.000
%
due 05/25/35  3,511,708 3,215,108
Towd Point Mortgage Trust
2.918
%
due 11/30/60 ~ § 3,016,326 2,632,300
4.000
%
due 11/25/47 ~ § 310,318 304,963
VOLT XCIV LLC
6.239
%
due 02/27/51 ~ § 123,437 123,477
VOLT XCIX LLC
6.116
%
due 04/25/51 ~ § 93,946 93,965
VOLT XCVI LLC
6.116
%
due 03/27/51 ~ § 65,068 65,097
VOLT XCVII LLC
6.239
%
due 04/25/51 ~ § 183,702 183,658
25,057,970
Federal Home Loan Mortgage Corp. - 0.1%
2.500
%
due 08/01/51  679,382 568,984
Federal National Mortgage Association - 15.2%
due 01/01/52 # 1,756,345 1,462,256
1.090
%
due 04/01/28  2,788,287 2,571,320
1.440
%
due 01/01/31  1,400,000 1,205,765
1.560
%
due 01/01/31  2,700,000 2,341,474
1.755
%
due 03/01/32 § 3,287,933 2,811,732
1.815
%
due 01/01/31  981,993 867,954
2.010
%
due 01/01/32  2,200,000 1,916,562
2.140
%
due 12/01/33  2,476,650 2,101,714
2.160
%
due 12/01/33  3,011,149 2,559,018
2.320
%
due 02/01/35  1,904,321 1,578,712
2.500
%
due 05/01/51 - 03/01/62 20,037,316 16,573,805
2.500
%
due 03/01/52  9,576,762 8,049,637
2.510
%
due 10/01/30  2,730,000 2,511,867
2.550
%
due 10/01/30  881,853 815,473
3.000
%
due 05/01/47 - 03/01/61 16,395,684 14,371,732
3.040
%
due 07/01/32  2,844,848 2,639,976
3.080
%
due 05/01/32  1,875,000 1,733,566
3.140
%
due 07/01/32  1,710,000 1,577,811
3.190
%
due 07/01/33  1,684,768 1,559,051
3.260
%
due 02/01/31  800,000 758,148
3.500
%
due 03/01/61  1,272,167 1,127,138
3.610
%
due 01/01/37  2,228,551 2,142,310
3.670
%
due 09/01/32  546,000 516,792
3.750
%
due 09/01/32  2,579,646 2,481,743
3.790
%
due 12/01/30  2,610,000 2,549,961
3.800
%
due 09/01/32  2,210,061 2,120,883
3.805
%
due 11/01/32  1,470,000 1,411,547
3.830
%
due 09/01/32  2,500,000 2,405,256
3.910
%
due 08/01/32  1,300,000 1,254,963
4.000
%
due 06/01/47 - 04/01/52 4,604,958 4,296,177
4.090
%
due 09/01/31 - 02/01/34 4,450,460 4,302,260
4.550
%
due 10/01/32  1,030,000 1,037,845
4.960
%
due 01/01/34  1,610,000 1,641,365
5.000
%
due 07/01/52 - 01/01/59 4,163,435 4,145,241
5.010
%
due 12/01/35  2,000,000 2,035,170
5.500
%
due 09/01/52 - 10/01/52 4,214,349 4,277,581
6.000
%
due 12/01/61  2,381,393 2,477,105
110,230,910
a
Principal
Amount Value
Government National Mortgage Association - 7.1%
2.500
%
due 10/20/45 - 10/20/50 $ 2,349,533 $ 1,987,547
2.804
%
due 07/20/71 § 2,523,478 2,251,377
2.936
%
due 10/20/70 § 1,770,191 1,600,011
3.000
%
due 08/20/50 - 03/20/52 4,484,464 3,966,839
3.099
%
due 12/20/71 § 2,917,223 2,628,594
3.500
%
due 10/20/50 - 04/20/52 18,243,628 16,595,603
4.000
%
due 12/20/51 - 03/20/52 4,139,087 3,841,404
4.500
%
due 07/20/52 - 08/20/52 5,843,322 5,654,838
5.000
%
due 07/20/52 - 06/20/63 8,926,387 8,806,831
5.500
%
due 09/20/52 - 07/20/53 4,251,694 4,280,511
51,613,555
Uniform Mortgage-Backed Securities - 0.4%
due 07/01/55 # 3,846,000 3,189,423
Total Mortgage-Backed Securities
    (Cost $221,819,292) 208,751,944
ASSET-BACKED SECURITIES - 12.0%
Automobile Other - 1.7%
American Credit Acceptance Receivables Trust
5.110
%
due 03/12/31 ~ 900,000 907,127
AutoNation Finance Trust
5.030
%
due 08/12/30 ~ 1,000,000 1,013,410
5.190
%
due 12/10/30 ~ 820,000 832,687
Bridgecrest Lending Auto Securitization Trust
5.620
%
due 03/17/31  1,430,000 1,448,018
Consumer Portfolio Services Auto Trust
5.120
%
due 07/15/31 ~ 1,170,000 1,179,148
Drive Auto Receivables Trust
5.410
%
due 09/15/32  1,300,000 1,316,044
Exeter Automobile Receivables Trust
5.570
%
due 10/15/31  1,000,000 1,017,803
GLS Auto Receivables Issuer Trust
5.110
%
due 01/15/31 ~ 1,200,000 1,214,585
5.590
%
due 01/15/31 ~ 2,000,000 2,036,429
Santander Drive Auto Receivables Trust
6.280
%
due 08/15/31  1,500,000 1,550,023
12,515,274
Automobile Sequential - 0.1%
Stellantis Financial Underwritten Enhanced
Lease Trust
4.500
%
due 03/20/29 ~ 950,000 956,266
Credit Card Bullet - 0.3%
Mission Lane Credit Card Master Trust
due 09/15/31 # ~ 1,050,000 1,049,741
Perimeter Master Note Business Trust
5.580
%
due 12/16/30 ~ 1,000,000 1,000,620
2,050,361
Credit Card Other - 0.2%
Continental Finance Credit Card ABS Master
Trust
6.190
%
due 10/15/30 ~ 1,620,000 1,625,346
Manufactured Housing Sequential - 0.6%
Cascade MH Asset Trust
2.708
%
due 02/25/46 ~ 1,420,000 1,181,465
4.250
%
due 08/25/54 ~ § 2,922,540 2,837,149
4,018,614

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Other Asset-Backed Securities - 9.1%
AMSR Trust
2.327
%
due 10/17/38 ~ $ 1,342,000 $ 1,289,148
2.751
%
due 06/17/38 ~ 3,650,000 3,401,652
4.000
%
due 10/17/39 ~ 3,000,000 2,885,919
Aqua Finance Trust
3.140
%
due 07/17/46 ~ 2,000,000 1,858,718
3.970
%
due 07/17/46 ~ 976,684 950,780
Bastion Funding I LLC
7.119
%
due 04/25/38 ~ 1,124,042 1,138,477
Business Jet Securities LLC
5.364
%
due 09/15/39 ~ 1,327,876 1,333,245
CFIN Issuer LLC
4.750
%
due 02/16/26 ~ § 356,861 357,235
Cherry Securitization Trust
6.130
%
due 11/15/32 ~ 1,750,000 1,769,173
Crossroads Asset Trust
5.200
%
due 02/20/32 ~ 235,000 237,371
DataBank Issuer LLC
2.060
%
due 02/27/51 ~ 1,300,000 1,271,919
Diversified Abs Phase VI LLC
7.500
%
due 11/28/39  1,095,370 1,094,050
DP Lion Holdco LLC
8.243
%
due 11/30/43  913,935 946,160
FirstKey Homes Trust
5.197
%
due 05/19/39 ~ 915,000 916,097
FMC GMSR Issuer Trust
3.620
%
due 07/25/26 ~ § 4,600,000 4,364,323
3.850
%
due 10/25/26 ~ § 2,100,000 2,000,516
4.450
%
due 01/25/26 ~ § 2,700,000 2,641,668
6.190
%
due 04/25/27 ~ 3,000,000 3,029,183
6.500
%
due 03/26/27 ~ § 2,550,000 2,580,465
7.900
%
due 07/25/27 ~ 3,000,000 3,051,029
Goodgreen Trust (Jersey)
5.900
%
due 01/17/61 ~ 1,626,603 1,547,953
Jonah Energy Abs I LLC
7.200
%
due 12/10/37 ~ 918,078 924,172
Jonah Energy LLC
7.800
%
due 11/10/37  1,425,076 1,448,874
Mariner Finance Issuance Trust
6.540
%
due 05/20/38 ~ 1,350,000 1,374,166
MNR ABS Issuer I LLC
8.946
%
due 12/15/38  1,109,764 1,144,584
MVW LLC
1.140
%
due 01/22/41 ~ 296,114 283,850
New Residential Mortgage Loan Trust
4.000
%
due 09/04/39 ~ 2,537,000 2,423,904
NRZ Excess Spread-Collateralized Notes
3.104
%
due 07/25/26 ~ 1,257,443 1,228,060
3.844
%
due 12/25/25 ~ 509,123 504,134
OneMain Financial Issuance Trust
2.210
%
due 09/14/35 ~ 1,230,000 1,172,156
3.450
%
due 09/14/35 ~ 675,000 642,829
Oportun Issuance Trust
5.280
%
due 05/09/33 ~ 2,000,000 2,011,347
Progress Residential Trust
2.409
%
due 05/17/38 ~ 1,570,000 1,540,697
2.425
%
due 07/17/38 ~ 2,530,000 2,462,788
2.538
%
due 05/17/26 ~ 1,650,000 1,622,630
2.811
%
due 11/17/40 ~ 1,000,000 936,627
5.200
%
due 04/17/39 ~ 1,685,000 1,670,881
Regional Management Issuance Trust
1.680
%
due 03/17/31 ~ 52,337 52,227
a
Principal
Amount Value
2.420
%
due 03/17/31 ~ $ 895,000 $ 889,231
RT Financial LLC
7.851
%
due 10/15/43  1,531,631 1,570,897
SCF Equipment Leasing LLC
6.770
%
due 08/22/33 ~ 2,385,000 2,482,197
Sierra Timeshare Receivables Funding LLC
1.340
%
due 11/20/37 ~ 192,964 189,624
Stream Innovations Issuer Trust
6.120
%
due 09/15/45 ~ 1,010,000 1,021,689
Upstart Securitization Trust
5.980
%
due 08/20/32 ~ 126,978 127,068
66,389,713
Total Asset-Backed Securities
    (Cost $86,972,067) 87,555,574
U.S. TREASURY OBLIGATIONS - 34.4%
U.S. Treasury Bonds - 9.9%
1.250% due 05/15/50  127,000 61,059
1.625% due 11/15/50  6,885,000 3,629,417
2.000% due 08/15/51  6,815,000 3,931,137
2.250% due 08/15/46  1,540,000 1,009,362
2.250% due 08/15/49  2,795,000 1,754,190
2.375% due 05/15/51  260,000 164,948
2.750% due 08/15/42  1,135,000 868,851
2.875% due 05/15/52  5,490,000 3,865,303
3.000% due 08/15/48  4,770,000 3,529,241
3.125% due 02/15/43  368,000 296,053
3.250% due 05/15/42  21,235,000 17,574,451
3.375% due 05/15/44  7,975,000 6,562,241
3.750% due 11/15/43  6,045,000 5,283,708
3.875% due 05/15/43  260,000 232,314
4.125% due 08/15/44  11,250,000 10,310,010
4.500% due 11/15/54  13,655,000 13,017,056
72,089,341
U.S. Treasury Notes - 24.2%
1.500% due 02/15/30  1,075,000 973,001
1.625% due 05/15/31  565,000 498,436
3.125% due 08/31/29  145,000 141,534
3.500% due 04/30/30  39,150,000 38,653,743
3.750% due 04/15/28  34,555,000 34,603,593
3.875% due 04/30/30  16,450,000 16,518,113
4.000% due 04/30/32  24,175,000 24,210,885
4.250% due 11/15/34  37,845,000 37,981,005
4.625% due 02/15/35  21,755,000 22,451,840
176,032,150
U.S. Treasury Strip Coupons - 0.3%
due 11/15/40  2,320,000 1,100,929
due 02/15/41  1,486,372 695,852
1,796,781
Total U.S. Treasury Obligations
    (Cost $259,110,660) 249,918,272
FOREIGN GOVERNMENT BONDS & NOTES - 0.4%
Mexico Government (Mexico)
due 07/02/32 #
631,000
639,361
4.400
%
due 02/12/52
1,995,000
1,404,929
4.600
%
due 01/23/46
480,000
363,223

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition as a percentage of net assets was as follows:
a
Principal
Amount Value
Republic of Poland Government (Poland)
5.500
%
due 03/18/54
$ 430,000
$ 400,054
Total Foreign Government Bonds & Notes
    (Cost $3,067,225) 2,807,567
MUNICIPAL BONDS - 0.2%
Oklahoma Development Finance Authority
4.714
%
due 05/01/52  445,000 420,027
Regents of the University of California Medical
Center Pooled Revenue
3.706
%
due 05/15/20  675,000 416,759
Texas Natural Gas Securitization Finance Corp.
5.102
%
due 04/01/35  392,789 401,967
Total Municipal Bonds
    (Cost $1,514,541) 1,238,753
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.6%
    (Cost $743,921,623) 716,366,518
Shares
SECURITIES LENDING COLLATERAL - 0.4%
Mutual Funds - 0.0%
The Morgan Stanley Institutional Liquidity Funds
4.180
%
327,099 327,099
Principal
Amount
Repurchase Agreements - 0.4%
Clear Street LLC
4.440
%
due 07/01/25
(Dated 06/30/25, repurchase price of
$2,665,109; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $2,718,411) $ 2,664,780 2,664,780
a
Total Securities Lending Collateral
(Cost $2,991,879) 2,991,879
a
TOTAL INVESTMENTS - 99.0%
(Cost $746,913,502) 719,358,397
OTHER ASSETS & LIABILITIES, NET - 1.0% 7,480,255
NET ASSETS - 100.0% $ 726,838,652
U.S. Treasury Obligations 34.4%
Mortgage-Backed Securities 28.7%
Corporate Bonds & Notes 22.9%
Asset-Backed Securities 12.0%
Others (each less than 3.0%) 1.0%
99.0%
Other Assets and Liabilities, Net 1.0%
100.0%

PACIFIC SELECT FUND
INTERMEDIATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Si gnificant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 166,094,408 $ – $ 166,094,408 $ –
Mortgage-Backed Securities 208,751,944 – 208,751,944 –
Asset-Backed Securities 87,555,574 – 87,555,574 –
U.S. Treasury Obligations 249,918,272 – 249,918,272 –
Foreign Government Bonds & Notes 2,807,567 – 2,807,567 –
Municipal Bonds 1,238,753 – 1,238,753 –
Securities Lending Collateral 2,991,879 327,099 2,664,780 –
Total $719,358,397 $327,099 $719,031,298 $–

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 0.0%
Energy - 0.0%
spacing
Foresea Holdings SA * ± Ω (Luxembourg)  34,768 $ 712,744
Financial - 0.0%
spacing
CBL & Associates Properties, Inc. REIT 9,021 229,043
Total Common Stocks
    (Cost $820,792) 941,787
Principal
Amount
CORPORATE BONDS & NOTES - 42.4%
Basic Materials - 0.3%
Syensqo Finance America LLC (Belgium)
5.650% due 06/04/29 ~ $ 4,600,000 4,774,468
Communications - 1.2%
AT&T, Inc.
1.700% due 03/25/26  3,700,000 3,626,433
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.850% due 04/01/61  7,500,000 4,809,203
Paramount Global
2.900% due 01/15/27  100,000 97,398
3.700% due 06/01/28  900,000 873,856
T-Mobile USA, Inc.
3.375% due 04/15/29  7,200,000 6,932,789
4.200% due 10/01/29  4,000,000 3,973,388
20,313,067
Consumer, Cyclical - 4.5%
Air Canada Pass-Through Trust Class AA
(Canada)
3.750% due 06/15/29 ~ 1,245,217 1,211,995
Alaska Airlines Pass-Through Trust Class A
4.800% due 02/15/29 ~ 4,207,143 4,214,112
American Airlines Pass-Through Trust Class A
2.875% due 01/11/36 † 4,117,554 3,636,016
3.250% due 04/15/30  1,793,676 1,683,523
American Airlines Pass-Through Trust Class AA
3.000% due 04/15/30  2,752,138 2,607,212
BMW U.S. Capital LLC (Germany)
4.750% due 03/21/28 ~ 3,500,000 3,541,109
Ford Motor Credit Co. LLC
3.375% due 11/13/25  2,300,000 2,284,901
4.125% due 08/17/27  4,400,000 4,302,210
Hyundai Capital America
1.650% due 09/17/26 ~ 7,200,000 6,951,615
5.250% due 01/08/27 ~ 2,600,000 2,624,940
5.509% (SOFR + 1.150%)
due 08/04/25 ~ § 3,100,000 3,101,490
5.650% due 06/26/26 ~ † 3,400,000 3,434,854
6.500% due 01/16/29 ~ † 800,000 844,024
JetBlue Pass-Through Trust Class A
4.000% due 05/15/34 † 6,208,696 5,826,888
Nissan Motor Acceptance Co. LLC
2.750% due 03/09/28 ~ 5,900,000 5,390,359
5.550% due 09/13/29 ~ 4,800,000 4,635,000
Stellantis Finance U.S., Inc.
5.350% due 03/17/28 ~ 1,900,000 1,916,196
Toyota Motor Credit Corp.
4.800% due 05/15/30  3,100,000 3,150,512
a
Principal
Amount Value
United Airlines Pass-Through Trust Class A
5.800% due 07/15/37  $ 4,489,976 $ 4,595,817
United Airlines Pass-Through Trust Class AA
2.700% due 11/01/33  3,694,378 3,309,947
Volkswagen Group of America Finance LLC
(Germany)
4.625% due 11/13/25 ~ 1,000,000 999,295
5.650% due 09/12/28 ~ 6,200,000 6,335,565
76,597,580
Consumer, Non-Cyclical - 2.5%
BAT International Finance PLC (United Kingdom)
5.931% due 02/02/29  4,700,000 4,933,783
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 2,600,000 2,643,233
6.375% due 11/21/30 ~ 7,700,000 8,185,315
Becton Dickinson & Co.
1.957% due 02/11/31  7,900,000 6,858,425
Bristol-Myers Squibb Co.
4.950% due 02/20/26  4,500,000 4,515,188
Centene Corp.
2.625% due 08/01/31  800,000 685,995
CommonSpirit Health
6.073% due 11/01/27  4,200,000 4,348,804
Constellation Brands, Inc.
3.700% due 12/06/26  4,400,000 4,365,574
CVS Pass-Through Trust
6.943% due 01/10/30  104,166 107,549
IQVIA, Inc.
6.250% due 02/01/29  2,900,000 3,032,939
Mars, Inc.
4.600% due 03/01/28 ~ 3,500,000 3,529,180
43,205,985
Energy - 2.0%
Adnoc Murban Rsc Ltd. (United Arab Emirates)
4.250% due 09/11/29 ~ 2,100,000 2,091,706
Canadian Natural Resources Ltd. (Canada)
6.450% due 06/30/33  2,600,000 2,774,149
Enbridge, Inc. (Canada)
5.900% due 11/15/26  1,400,000 1,425,294
Energy Transfer LP
6.050% due 12/01/26  2,100,000 2,144,882
EOG Resources, Inc.
due 07/15/28 # 2,500,000 2,514,942
Flex Intermediate Holdco LLC
3.363% due 06/30/31 ~ 1,400,000 1,245,055
Greensaif Pipelines Bidco SARL (Saudi Arabia)
5.853% due 02/23/36 ~ 3,500,000 3,543,220
Petroleos Mexicanos (Mexico)
10.000% due 02/07/33 † 1,900,000 2,035,402
Pioneer Natural Resources Co.
5.100% due 03/29/26  2,300,000 2,311,366
Rio Oil Finance Trust (Brazil)
9.750% due 01/06/27 ~ 1,458,627 1,510,082
Sabine Pass Liquefaction LLC
4.500% due 05/15/30  6,800,000 6,791,139
Saudi Arabian Oil Co. (Saudi Arabia)
5.250% due 07/17/34 ~ 2,800,000 2,832,053
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~ 900,000 849,154
4.125% due 08/15/31 ~ 200,000 185,263
Venture Global LNG, Inc.
8.125% due 06/01/28 ~ 1,500,000 1,551,253

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Western Midstream Operating LP
6.350% due 01/15/29  $ 400,000 $ 418,914
34,223,874
Financial - 24.1%
Abu Dhabi Developmental Holding Co. PJSC
(United Arab Emirates)
4.375% due 10/02/31 ~ 3,600,000 3,551,678
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
6.100% due 01/15/27  2,800,000 2,863,020
Ally Financial, Inc.
6.848% due 01/03/30  3,800,000 4,013,573
American Express Co.
5.098% due 02/16/28  4,300,000 4,350,366
5.645% due 04/23/27  4,600,000 4,643,443
American Tower Corp.
2.100% due 06/15/30  8,000,000 7,109,109
Athene Global Funding
5.516% due 03/25/27 ~ 4,000,000 4,068,341
Aviation Capital Group LLC
4.125% due 08/01/25 ~ 6,620,000 6,614,218
6.250% due 04/15/28 ~ 1,600,000 1,667,669
Banco Bilbao Vizcaya Argentaria SA (Spain)
1.125% due 09/18/25  3,400,000 3,374,889
Banco Espirito Santo SA (Portugal)
2.625% * ~ ∂ EUR 1,000,000 276,818
4.750% * ~ ∂ 5,600,000 1,550,183
Banco Santander SA (Spain)
5.552% due 03/14/28  $ 4,600,000 4,675,387
6.527% due 11/07/27  2,000,000 2,053,342
Bank of America Corp.
5.015% due 07/22/33  6,500,000 6,578,043
5.819% due 09/15/29  5,500,000 5,730,400
Bank of America NA
5.390% (SOFR + 1.020%)
due 08/18/26 § 4,200,000 4,227,125
Bank of Ireland Group PLC (Ireland)
6.253% due 09/16/26 ~ 6,400,000 6,421,027
Bank of Montreal (Canada)
4.689% due 06/28/28 ~ 5,500,000 5,615,504
Barclays PLC (United Kingdom)
6.278% (SOFR + 1.880%)
due 09/13/27 § 3,600,000 3,653,179
7.385% due 11/02/28  4,000,000 4,246,816
BGC Group, Inc.
8.000% due 05/25/28  2,400,000 2,568,078
Blue Owl Finance LLC
6.250% due 04/18/34  3,000,000 3,088,528
BNP Paribas SA (France)
1.904% due 09/30/28 ~ 3,600,000 3,398,504
5.497% due 05/20/30 ~ 1,000,000 1,027,119
BPCE SA (France)
5.281% due 05/30/29 ~ 2,600,000 2,676,165
6.612% due 10/19/27 ~ 4,300,000 4,403,033
CaixaBank SA (Spain)
6.684% due 09/13/27 ~ 3,700,000 3,790,079
Capital One Financial Corp.
5.700% due 02/01/30  2,200,000 2,276,197
CI Financial Corp. (Canada)
7.500% due 05/30/29 ~ 2,400,000 2,533,447
Citibank NA
5.864% due 09/29/25  3,100,000 3,106,010
a
Principal
Amount Value
Citigroup, Inc.
3.070% due 02/24/28  $ 3,600,000 $ 3,521,372
Cooperatieve Rabobank UA (Netherlands)
4.655% due 08/22/28 ~ 6,700,000 6,740,334
5.500% due 07/18/25  300,000 300,153
Corebridge Global Funding
5.750% due 07/02/26 ~ 1,400,000 1,418,099
Credit Agricole SA (France)
4.631% due 09/11/28 ~ 5,100,000 5,108,307
Crown Castle, Inc.
2.250% due 01/15/31  7,900,000 6,875,839
3.700% due 06/15/26  2,277,000 2,257,761
CTP NV (Netherlands)
0.875% due 01/20/26 ~ EUR 2,100,000 2,451,564
Danske Bank AS (Denmark)
5.427% due 03/01/28 ~ $ 4,500,000 4,579,179
Deutsche Bank AG (Germany)
5.706% due 02/08/28  1,500,000 1,525,157
Essex Portfolio LP
3.375% due 04/15/26  500,000 495,136
Extra Space Storage LP
3.875% due 12/15/27  2,600,000 2,571,729
Federation des Caisses Desjardins du Quebec
(Canada)
4.400% due 08/23/25 ~ 7,000,000 6,994,244
FS KKR Capital Corp.
6.875% due 08/15/29  3,800,000 3,898,495
GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/30  1,800,000 1,731,143
Goldman Sachs Bank USA
5.125% (SOFR + 0.750%)
due 05/21/27 § 3,300,000 3,310,191
5.175% (SOFR + 0.770%)
due 03/18/27 § 4,500,000 4,512,013
Goldman Sachs Group, Inc.
5.427% (SOFR + 1.065%)
due 08/10/26 § 2,900,000 2,902,845
5.798% due 08/10/26  2,900,000 2,904,101
HSBC Holdings PLC (United Kingdom)
5.546% due 03/04/30  4,200,000 4,325,892
7.390% due 11/03/28  8,500,000 9,028,706
ING Groep NV (Netherlands)
5.956% (SOFR + 1.560%)
due 09/11/27 § 4,700,000 4,758,737
JPMorgan Chase & Co.
4.851% due 07/25/28  4,800,000 4,850,967
5.280% (SOFR + 0.930%)
due 07/22/28 § 4,100,000 4,117,507
6.070% due 10/22/27  4,300,000 4,394,599
KBC Group NV (Belgium)
5.796% due 01/19/29 ~ 2,600,000 2,685,509
Kilroy Realty LP
4.375% due 10/01/25  2,600,000 2,595,884
Lloyds Banking Group PLC (United Kingdom)
5.985% due 08/07/27  2,300,000 2,335,355
Logicor Financing SARL (Luxembourg)
1.625% due 01/17/30 ~ EUR 2,300,000 2,495,171
Lseg U.S. Fin Corp. (United Kingdom)
4.875% due 03/28/27 ~ $ 3,600,000 3,638,424
Manulife Financial Corp. (Canada)
4.150% due 03/04/26  500,000 499,237

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Marsh & McLennan Cos., Inc.
5.061% (SOFR + 0.700%)
due 11/08/27 § $ 1,900,000 $ 1,905,034
MassMutual Global Funding II
4.300% due 10/22/27 ~ 3,000,000 3,009,851
5.050% due 12/07/27 ~ 4,000,000 4,082,330
5.325% (SOFR + 0.980%)
due 07/10/26 ~ § 3,000,000 3,021,047
Mitsubishi UFJ Financial Group, Inc. (Japan)
1.412% due 07/17/25  6,900,000 6,890,577
Mizuho Financial Group, Inc. (Japan)
2.201% due 07/10/31  8,700,000 7,750,444
5.414% due 09/13/28  3,300,000 3,374,780
Morgan Stanley
4.889% due 07/20/33  6,500,000 6,508,572
5.042% due 07/19/30  1,400,000 1,424,083
6.407% due 11/01/29  2,800,000 2,966,301
Morgan Stanley Bank NA
5.427% (SOFR + 1.080%)
due 01/14/28 § 4,400,000 4,427,192
5.504% due 05/26/28  4,600,000 4,699,037
Mutual of Omaha Cos Global Funding
5.350% due 04/09/27 ~ 1,900,000 1,931,359
Nationwide Building Society (United Kingdom)
6.557% due 10/18/27 ~ 4,300,000 4,409,638
NatWest Group PLC (United Kingdom)
5.778% due 03/01/35  4,500,000 4,675,205
NNN REIT, Inc.
3.500% due 10/15/27  5,600,000 5,507,945
Nomura Holdings, Inc. (Japan)
2.172% due 07/14/28  500,000 466,896
5.842% due 01/18/28  1,700,000 1,753,495
Northwestern Mutual Global Funding
4.900% due 06/12/28 ~ 3,700,000 3,775,070
Omega Healthcare Investors, Inc.
4.750% due 01/15/28 † 590,000 592,912
Pricoa Global Funding I
4.200% due 08/28/25 ~ 4,500,000 4,496,451
Principal Life Global Funding II
5.500% due 06/28/28 ~ 6,300,000 6,497,388
Protective Life Global Funding
5.209% due 04/14/26 ~ 3,200,000 3,217,880
Realty Income Corp.
3.200% due 01/15/27  8,100,000 7,964,248
Regency Centers LP
4.125% due 03/15/28  3,500,000 3,491,904
RGA Global Funding
5.448% due 05/24/29 ~ 4,700,000 4,853,303
Royal Bank of Canada (Canada)
4.875% due 01/19/27  3,500,000 3,535,367
Santander Holdings USA, Inc.
2.490% due 01/06/28  6,025,000 5,834,138
Scentre Group Trust 1/Scentre Group Trust 2
(Australia)
3.625% due 01/28/26 ~ 7,300,000 7,257,706
Standard Chartered PLC (United Kingdom)
1.456% due 01/14/27 ~ 4,000,000 3,933,465
Store Capital LLC
4.500% due 03/15/28 † 7,600,000 7,526,091
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.902% due 09/17/28  6,000,000 5,571,308
5.464% due 01/13/26  1,600,000 1,608,208
a
Principal
Amount Value
5.513% (SOFR + 1.170%)
due 07/09/29 § $ 4,000,000 $ 4,041,329
Synchrony Bank
5.625% due 08/23/27  5,600,000 5,712,418
Tesco Property Finance 4 PLC (United Kingdom)
5.801% due 10/13/40 ~ GBP 176,451 242,869
Toronto-Dominion Bank (Canada)
4.701% due 06/05/27 ~ $ 3,400,000 3,416,979
Truist Financial Corp.
5.900% due 10/28/26  2,300,000 2,309,623
UBS AG (Switzerland)
7.500% due 02/15/28  2,000,000 2,158,033
UBS Group AG (Switzerland)
5.711% due 01/12/27 ~ 2,800,000 2,817,089
6.537% due 08/12/33 ~ 8,500,000 9,248,537
Virgin Money U.K. PLC (United Kingdom)
4.000% due 09/03/27 ~ GBP 500,000 681,174
Wells Fargo & Co.
2.393% due 06/02/28  $ 2,200,000 2,120,438
4.808% due 07/25/28  600,000 605,164
5.574% due 07/25/29  4,700,000 4,853,708
Wells Fargo Bank NA
5.450% due 08/07/26  2,700,000 2,735,039
5.466% (SOFR + 1.070%)
due 12/11/26 § 4,400,000 4,435,188
5.550% due 08/01/25  2,000,000 2,000,000
412,311,753
Industrial - 1.0%
Boeing Co.
6.259% due 05/01/27  100,000 102,923
6.298% due 05/01/29  100,000 105,748
6.388% due 05/01/31  100,000 107,514
6.528% due 05/01/34  100,000 108,718
7.008% due 05/01/64  100,000 109,941
Canadian Pacific Railway Co. (Canada)
3.125% due 06/01/26  9,800,000 9,657,466
IRB Infrastructure Developers Ltd. (India)
7.110% due 03/11/32 ~ 2,500,000 2,509,342
Rolls-Royce PLC (United Kingdom)
5.750% due 10/15/27 ~ 950,000 975,692
RTX Corp.
5.750% due 11/08/26  3,100,000 3,158,293
16,835,637
Technology - 1.3%
Amdocs Ltd.
2.538% due 06/15/30  4,700,000 4,259,757
Broadcom, Inc.
5.050% due 07/12/29  3,700,000 3,790,283
Fiserv, Inc.
5.450% due 03/15/34  4,500,000 4,611,873
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
3.875% due 06/18/26  4,000,000 3,977,677
Oracle Corp.
2.875% due 03/25/31  2,900,000 2,646,016
6.150% due 11/09/29  2,700,000 2,881,875
22,167,481
Utilities - 5.5%
Abu Dhabi National Energy Co. PJSC (United
Arab Emirates)
4.375% due 10/09/31 ~ 3,400,000 3,349,462

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
AES Corp.
5.450% due 06/01/28  $ 4,000,000 $ 4,088,605
DTE Electric Co.
4.050% due 05/15/48  100,000 80,786
DTE Energy Co.
5.100% due 03/01/29  6,100,000 6,222,398
Duke Energy Corp.
3.750% due 04/01/31  EUR 4,500,000 5,385,540
Entergy Louisiana LLC
2.350% due 06/15/32  $ 7,700,000 6,658,877
EPH Financing International AS (Czech Republic)
6.651% due 11/13/28 ~ EUR 3,300,000 4,221,376
FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/29 ~ $ 4,300,000 4,153,651
National Grid PLC (United Kingdom)
5.602% due 06/12/28  3,400,000 3,521,650
National Rural Utilities Cooperative Finance Corp.
4.800% due 03/15/28  2,600,000 2,642,306
New York State Electric & Gas Corp.
2.150% due 10/01/31 ~ 7,200,000 6,179,033
NextEra Energy Capital Holdings, Inc.
3.830% due 06/12/30  CAD 3,500,000 2,592,429
Pacific Gas & Electric Co.
2.950% due 03/01/26  $ 2,100,000 2,072,716
6.000% due 08/15/35  3,100,000 3,136,105
PacifiCorp
5.450% due 02/15/34  4,300,000 4,363,274
PG&E Recovery Funding LLC
4.838% due 06/01/35  2,939,738 2,958,589
Public Service Enterprise Group, Inc.
5.200% due 04/01/29  3,600,000 3,702,421
ReNew Wind Energy AP2/ReNew Power Pvt Ltd.
other 9 Subsidiaries (India)
4.500% due 07/14/28 ~ 5,900,000 5,603,559
RWE Finance U.S. LLC (Germany)
5.875% due 04/16/34 ~ 4,000,000 4,140,192
Southern California Edison Co.
2.500% due 06/01/31  7,000,000 6,082,656
5.150% due 06/01/29  4,500,000 4,547,489
Southern Co.
3.250% due 07/01/26  5,700,000 5,640,127
WEC Energy Group, Inc.
1.800% due 10/15/30  2,873,000 2,515,956
93,859,197
Total Corporate Bonds & Notes
    (Cost $728,600,761) 724,289,042
SENIOR LOAN NOTES - 0.0%
Consumer, Non-Cyclical - 0.0%
Stepstone Group MidCo 2 GmbH Term B
(Germany)
8.608% (SOFR + 4.500%)
due 12/19/31 ± § 500,000 496,875
Total Senior Loan Notes
    (Cost $495,045) 496,875
a
Principal
Amount Value
MORTGAGE-BACKED SECURITIES - 70.7%
Collateralized Mortgage Obligations - Commercial - 7.6%
1211 Avenue of the Americas Trust
3.901% due 08/10/35 ~ $ 9,600,000 $ 9,211,668
Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/53 ~ 4,900,000 4,525,547
AREIT Trust
6.556% (SOFR + 2.242%)
due 06/17/39 ~ § 4,621,921 4,635,671
BAMLL Commercial Mortgage Securities Trust
5.476% (SOFR + 1.164%)
due 09/15/38 ~ § 7,000,000 6,694,265
BDS LLC
6.454% (SOFR + 2.137%)
due 08/19/38 ~ § 3,077,077 3,083,792
Benchmark Mortgage Trust
3.458% due 03/15/55  6,500,000 5,951,105
BX Commercial Mortgage Trust
5.115% (SOFR + 0.803%)
due 10/15/38 ~ § 1,743,281 1,743,543
Cantor Commercial Real Estate Lending
2.874% due 11/15/52  6,200,000 5,763,477
CFCRE Commercial Mortgage Trust
3.060% due 11/10/49  671,352 668,379
Citigroup Commercial Mortgage Trust
2.984% due 11/15/49  1,123,559 1,116,363
3.778% due 09/10/58  5,146,465 5,129,093
DBGS Mortgage Trust
3.843% due 04/10/37 ~ 8,700,000 8,213,022
DOLP Trust
2.956% due 05/10/41 ~ 7,000,000 6,239,801
Extended Stay America Trust
5.506% (SOFR + 1.194%)
due 07/15/38 ~ § 6,004,094 6,009,383
GS Mortgage Securities Trust
3.722% due 10/10/49 ~ § 7,000,000 5,892,779
JP Morgan Chase Commercial Mortgage
Securities Trust
5.809% (SOFR + 1.497%)
due 12/15/31 ~ § 2,839,190 2,827,540
5.926% (SOFR + 1.614%)
due 09/15/29 ~ § 1,081,454 1,044,864
LFT CRE Ltd.
5.596% (SOFR + 1.284%)
due 06/15/39 ~ § 2,149,775 2,154,597
Manhattan West Mortgage Trust
2.130% due 09/10/39 ~ 8,600,000 8,137,460
Morgan Stanley Capital I Trust
2.509% due 04/05/42 ~ § 4,900,000 4,282,048
NYO Commercial Mortgage Trust
5.521% (SOFR + 1.209%)
due 11/15/38 ~ § 11,200,000 11,185,226
One New York Plaza Trust
5.376% (SOFR + 1.064%)
due 01/15/36 ~ § 3,780,000 3,676,833
PFP Ltd. (Bermuda)
6.586% (SOFR + 2.274%)
due 08/19/35 ~ § 3,579,209 3,593,769
Starwood Mortgage Trust (Cayman)
5.284% (SOFR + 0.972%)
due 11/15/36 ~ § 7,100,000 7,076,298

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
TRTX Issuer Ltd. (Cayman)
5.964% (SOFR + 1.650%)
due 02/15/39 ~ § $ 5,832,655 $ 5,845,295
Wells Fargo Commercial Mortgage Trust
3.809% due 12/15/48  4,837,000 4,808,339
129,510,157
Collateralized Mortgage Obligations - Residential - 9.7%
Banc of America Funding Trust
4.543% due 08/25/47 ~ § 2,784,077 2,281,183
6.249% due 02/20/36 § 164,603 156,919
Banc of America Mortgage Trust
6.000% due 05/25/37  1,559,685 1,239,431
BCAP LLC Trust
4.466% due 03/26/37 ~ § 67,170 66,740
5.250% due 02/26/36 ~ § 946,401 359,495
Bear Stearns ALT-A Trust
5.174% due 01/25/36 § 532,863 505,410
Bear Stearns ARM Trust
5.035% due 08/25/33 § 356,032 329,613
Bear Stearns Structured Products, Inc. Trust
4.120% due 12/26/46 § 295,776 226,557
5.062% due 01/26/36 § 285,102 212,960
Chase Home Lending Mortgage Trust
3.250% due 09/25/63 ~ § 3,703,629 3,320,950
CHL Mortgage Pass-Through Trust
5.074% (SOFR + 0.754%)
due 03/25/35 § 310,501 306,947
5.261% due 05/20/34 § 242,478 232,205
6.500% due 10/25/37  722,919 297,540
Citigroup Mortgage Loan Trust, Inc.
5.054% due 08/25/36 § 301,593 274,279
5.988% due 08/25/35 § 41,294 37,062
Countrywide Alternative Loan Trust (IO)
0.566% (4.886% - SOFR)
due 05/25/35 § 537,679 30,454
Credit Suisse First Boston Mortgage Securities
Corp. (Switzerland)
5.063% due 03/25/32 ~ § 60,967 58,591
Cross Mortgage Trust
6.272% due 06/25/69 ~ § 2,523,494 2,552,817
DSLA Mortgage Loan Trust
5.274% due 07/19/44 § 197,861 187,331
Federal Home Loan Mortgage Corp. REMICS
4.608% (SOFR + 0.304%)
due 10/15/43 § 2,020,622 1,981,580
4.768% (SOFR + 0.464%)
due 12/15/29 § 2,352 2,345
4.814% (SOFR + 0.464%)
due 08/15/40 - 10/15/40 § 3,061,752 3,017,243
5.605% (SOFR + 1.300%)
due 05/25/54 § 2,644,597 2,627,444
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust
13.416% due 09/25/60 ~ § 2,970,638 2,186,282
Federal Home Loan Mortgage Corp. Structured
Pass-Through Certificates
5.599% (US FED + 1.200%)
due 10/25/44 § 371,454 340,398
5.799% (US FED + 1.400%)
due 07/25/44 § 1,752,807 1,694,394
a
Principal
Amount Value
Federal National Mortgage Association REMICS
(IO)
2.280% (6.586% - SOFR)
due 10/25/35 § $ 955 $ 85
4.800% (SOFR + 0.494%)
due 11/25/42 § 762,883 757,458
4.807% (SOFR + 0.174%)
due 07/25/37 § 35,265 34,643
4.816% (SOFR + 0.514%)
due 04/18/28 § 1,529 1,528
4.866% (SOFR + 0.564%)
due 10/18/30 § 99 99
Federal National Mortgage Association REMICS
Trust
5.130% due 10/25/42 § 248,465 251,100
FHLMC-GNMA
7.500% due 09/20/26  2,820 2,827
First Franklin Mortgage Loan Trust
4.744% (SOFR + 0.424%)
due 10/25/36 § 13,900,000 11,353,556
First Horizon Alternative Mortgage Securities
Trust
4.649% due 03/25/35 § 288,358 164,785
5.876% due 06/25/34 § 768,164 769,083
Government National Mortgage Association
REMICS
4.802% (SOFR + 0.500%)
due 01/20/72 § 2,462,873 2,429,125
4.946% (SOFR + 0.614%)
due 04/20/64 § 186,612 187,123
4.996% (SOFR + 0.664%)
due 05/20/65 § 381,464 381,333
5.046% (SOFR + 0.714%)
due 07/20/65 - 08/20/65 § 2,452,601 2,452,623
5.052% (SOFR + 0.750%)
due 10/20/72 § 2,042,961 2,046,687
5.102% (SOFR + 0.800%)
due 01/20/73 § 4,432,215 4,442,196
5.182% (SOFR + 0.880%)
due 02/20/73 - 03/20/73 § 9,779,225 9,836,510
5.196% (SOFR + 0.864%)
due 01/20/66 § 2,087,272 2,091,356
5.202% (SOFR + 0.900%)
due 01/20/73 § 7,485,403 7,486,126
5.272% (SOFR + 0.970%)
due 12/20/73 § 9,080,783 9,168,006
5.322% (SOFR + 1.020%)
due 12/20/72 § 3,136,431 3,173,642
5.592% (SOFR + 1.465%)
due 04/20/67 § 2,676,905 2,716,216
GreenPoint Mortgage Funding Trust
4.974% (SOFR + 0.654%)
due 11/25/45 § 16,819 15,829
GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/52 ~ § 5,448,494 4,447,035
HarborView Mortgage Loan Trust
4.594% (SOFR + 0.434%)
due 05/25/38 § 538,903 431,281
Impac CMB Trust
4.974% (SOFR + 0.384%)
due 05/25/35 § 15,931 15,307
IndyMac ARM Trust
6.636% due 01/25/32 § 4,753 4,595

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
JP Morgan Alternative Loan Trust
4.794% (SOFR + 0.474%)
due 05/25/36 § $ 1,437,084 $ 1,190,486
6.000% due 12/27/36 ~ 842,860 414,039
JP Morgan Mortgage Trust
4.337% due 12/26/37 ~ § 2,445,230 2,138,222
4.734% (SOFR + 0.414%)
due 10/25/35 § 842,640 594,550
Lehman Mortgage Trust
5.750% due 02/25/37  4,685,546 3,085,341
MASTR Adjustable Rate Mortgages Trust
6.833% due 04/21/34 § 5,148 5,138
MASTR Alternative Loan Trust
4.834% (SOFR + 0.514%)
due 03/25/36 § 688,081 64,509
Merrill Lynch Mortgage Investors Trust
4.744% due 06/25/35 § 9,328 9,022
MetLife Securitization Trust
3.750% due 03/25/57 ~ § 3,492,701 3,394,545
New Residential Mortgage Loan Trust
3.000% due 03/25/52 ~ § 5,616,259 4,779,110
3.500% due 12/25/57 ~ § 2,683,962 2,603,063
6.864% due 10/25/63 ~ § 2,867,209 2,897,926
OBX Trust
5.084% (SOFR + 0.764%)
due 06/25/57 ~ § 2,347,534 2,303,954
6.120% due 11/25/62 ~ § 3,359,904 3,358,417
PHH Alternative Mortgage Trust
4.754% (SOFR + 0.434%)
due 02/25/37 § 5,073,990 3,759,737
PRKCM Trust
5.335% due 08/25/57 ~ § 3,146,756 3,138,117
RAAC Trust
5.734% (SOFR + 1.414%)
due 06/25/47 § 1,190,663 1,163,965
RBSSP Resecuritization Trust
6.250% due 12/26/36 ~ § 625,730 207,075
Reperforming Loan Trust REMICS
4.774% (SOFR + 0.454%)
due 06/25/35 ~ § 532,184 512,759
Residential Asset Securitization Trust (IO)
0.516% (4.836% - SOFR)
due 11/25/35 § 1,587,354 121,982
Resloc U.K. PLC (United Kingdom)
2.135% (EURIBOR + 0.160%)
due 12/15/43 ~ § EUR 1,253,923 1,448,402
RFMSI Trust
5.871% due 09/25/35 § $ 338,924 217,062
RMAC Securities No. 1 PLC (United Kingdom)
4.828% (SONIA + 0.589%)
due 06/12/44 ~ § GBP 2,649,794 3,580,785
Securitized Asset-Backed Receivables LLC Trust
5.094% (SOFR + 0.774%)
due 08/25/35 § $ 2,787,826 2,072,867
Sequoia Mortgage Trust
5.132% (SOFR + 0.814%)
due 07/20/33 § 116,585 115,898
Structured Adjustable Rate Mortgage Loan Trust
3.972% due 01/25/35 § 20,318 20,180
Structured Asset Mortgage Investments II Trust
4.854% (SOFR + 0.534%)
due 05/25/36 § 349,798 244,098
4.894% (SOFR + 0.574%)
due 02/25/36 § 476,532 385,263
a
Principal
Amount Value
4.932% (SOFR + 0.614%)
due 07/19/35 § $ 38,326 $ 37,102
4.994% (SOFR + 0.674%)
due 02/25/36 § 276,889 231,476
Structured Asset Mortgage Investments Trust
5.092% (SOFR + 0.774%)
due 09/19/32 § 5,976 5,787
Structured Asset Securities Corp. Trust
5.750% due 04/25/35  2,106,961 1,061,909
Suntrust Alternative Loan Trust (IO)
0.666% (4.986% - SOFR)
due 12/25/35 § 1,504,842 66,295
Towd Point Mortgage Funding - Granite 6 PLC
(United Kingdom)
5.223% (SONIA + 0.925%)
due 07/20/53 ~ § GBP 3,399,348 4,677,719
Towd Point Mortgage Trust
3.750% due 07/25/62 ~ § $ 3,298,378 3,140,980
Trinity Square PLC (United Kingdom)
5.217% (SONIA + 0.900%)
due 07/15/59 ~ § GBP 2,820,048 3,881,382
UWM Mortgage Trust
2.500% due 11/25/51 - 12/25/51 ~ § $ 14,029,875 11,654,878
Verus Securitization Trust
4.260% due 02/25/67 ~ § 3,100,919 2,966,596
5.850% due 12/25/67 ~ § 3,306,558 3,304,411
WaMu Mortgage Pass-Through Certificates Trust
4.974% (SOFR + 0.654%)
due 12/25/45 § 12,265 12,365
4.993% due 01/25/36 § 226,107 219,486
5.014% (SOFR + 0.694%)
due 10/25/45 § 12,338 12,392
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
0.416% (4.736% - SOFR)
due 11/25/35 § 5,411,183 237,014
0.516% (4.836% - SOFR)
due 11/25/35 § 1,650,196 91,397
5.229% (US FED + 0.830%)
due 11/25/46 § 739,591 622,326
6.000% due 07/25/36  1,001,747 809,212
Washington Mutual MSC Mortgage Pass-
Through Certificates Trust
6.725% due 02/25/33 § 1,395 1,407
166,046,970
Federal Home Loan Mortgage Corp. - 3.9%
3.000% due 04/01/52  2,371,124 2,056,783
3.500% due 08/01/27 - 06/01/48 5,074,271 4,651,345
4.000% due 11/01/33 - 10/01/52 4,379,051 4,096,620
4.000% due 09/01/52  23,062,002 21,500,999
4.500% due 06/01/52 - 09/01/52 1,857,679 1,780,742
5.000% due 12/01/52 - 09/01/53 20,255,285 19,968,072
5.500% due 06/01/31 - 10/01/53 6,330,303 6,383,230
6.000% due 05/01/29 - 07/01/54 5,708,145 5,806,936
6.262% (UST + 2.137%)
due 01/01/28 § 679 679
6.499% (UST + 2.249%)
due 03/01/32 § 12,643 12,906
6.500% due 11/01/53  296,205 306,853
7.000% due 10/01/37  8,605 9,087
7.044% (RFUCC + 1.345%)
due 09/01/35 § 48,260 49,400

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
7.375% (UST + 2.250%)
due 07/01/32 § $ 1,615 $ 1,647
66,625,299
Federal National Mortgage Association - 3.0%
2.500% due 02/01/35  2,765,279 2,668,728
3.000% due 04/01/27 - 04/01/52 17,068,264 14,831,248
3.500% due 05/01/33 - 05/01/35 3,789,648 3,719,919
4.000% due 08/01/25 - 10/01/52 4,757,672 4,489,398
4.217% (US FED + 1.273%)
due 03/01/33 § 52,425 51,931
4.407% (US FED + 1.255%)
due 05/01/36 § 5,162 5,110
4.500% due 05/01/26 - 05/01/53 10,236,492 9,820,891
4.579% (US FED + 1.255%)
due 05/01/36 § 186,433 183,823
4.612% (US FED + 1.258%)
due 05/01/36 § 3,826 3,758
5.000% due 11/01/25 - 07/01/53 8,540,699 8,429,365
5.500% due 11/01/32 - 07/01/53 1,901,806 1,942,003
5.613% (US FED + 1.738%)
due 09/01/34 § 12,005 11,913
5.697% (US FED + 1.200%)
due 08/01/42 - 10/01/44 § 252,670 254,007
5.929% (UST + 1.695%)
due 02/01/33 § 75,371 76,146
5.960% (RFUCC + 1.335%)
due 12/01/34 § 136,552 137,544
5.998% (RFUCC + 1.373%)
due 09/01/35 § 11,818 11,834
6.000% due 11/01/34 - 03/01/54 2,866,691 2,939,784
6.020% (RFUCC + 1.395%)
due 12/01/34 § 1,280 1,292
6.163% (RFUCC + 1.413%)
due 07/01/33 § 5,674 5,670
6.163% (RFUCC + 1.538%)
due 01/01/36 § 4,639 4,665
6.175% (UST + 1.925%)
due 02/01/33 § 1,550 1,575
6.184% (RFUCC + 1.550%)
due 09/01/33 § 6,638 6,728
6.272% (UST + 2.025%)
due 01/01/34 § 2,732 2,813
6.305% (UST + 2.055%)
due 04/01/34 § 35,490 36,266
6.318% (UST + 2.068%)
due 03/01/34 § 1,705 1,742
6.355% (RFUCC + 1.605%)
due 08/01/36 § 15,235 15,399
6.455% (RFUCC + 1.455%)
due 04/01/35 § 55,615 56,086
6.500% due 09/01/28 - 11/01/53 1,209,781 1,252,864
6.527% (RFUCC + 1.652%)
due 03/01/33 § 956 971
6.875% (RFUCC + 2.250%)
due 06/01/34 § 1,454 1,501
6.914% (RFUCC + 1.174%)
due 08/01/35 § 50,740 50,920
7.037% (UST + 2.360%)
due 11/01/34 § 456,578 475,492
7.069% (RFUCC + 1.235%)
due 07/01/35 § 72,445 72,684
7.465% (RFUCC + 1.840%)
due 09/01/35 § 12,568 12,833
a
Principal
Amount Value
7.500% due 01/01/33  $ 3,575 $ 3,670
8.000% due 05/01/30  88 91
51,580,664
Government National Mortgage Association - 4.9%
due 07/20/54 # 3,300,000 3,242,117
due 07/20/54 # 18,400,000 17,110,763
due 07/20/54 # 60,000 54,556
due 07/20/54 # 4,900,000 3,991,877
due 08/20/54 # 14,000,000 13,746,233
due 08/20/54 # 15,300,000 14,639,999
3.500% due 12/20/54 18,473,167 16,831,160
4.000% due 03/15/44 - 09/15/49 614,243 577,014
4.625% (UST + 1.500%)
due 07/20/25 - 09/20/32 § 37,755 37,858
4.750% (UST + 1.500%)
due 11/20/26 - 12/20/32 § 38,197 38,662
4.875% (UST + 1.500%)
due 06/20/26 - 06/20/32 § 41,385 41,477
5.000% (UST + 1.500%)
due 08/20/25 - 09/20/30 § 4,580 4,601
5.000% due 05/15/33 - 07/20/49 3,589,546 3,636,987
5.625% (UST + 1.500%)
due 02/20/27 - 03/20/33 § 55,361 55,911
6.000% due 06/15/38 - 08/20/54 9,801,756 9,935,381
6.125% (UST + 2.000%)
due 03/20/29 § 11,965 12,112
7.500% due 12/15/31  6,849 7,228
8.000% due 12/15/29 - 08/15/32 79,434 80,742
8.500% due 09/15/29 - 12/15/30 63,202 63,435
84,108,113
Uniform Mortgage-Backed Securities - 41.6%
due 07/01/54 # 7,200,000 6,483,166
due 07/01/54 # 88,100,000 76,246,413
due 08/01/54 # 10,800,000 11,135,982
due 08/01/54 # 225,200,000 224,998,932
due 08/01/54 # 84,200,000 80,510,954
due 08/01/54 # 42,100,000 42,744,236
due 08/01/54 # 174,800,000 171,218,268
due 08/01/54 # 8,000,000 7,201,331
due 08/01/54 # 4,000,000 3,317,758
due 07/01/55 # 100,000 82,928
due 08/01/55 # 99,000,000 85,656,647
709,596,615
Total Mortgage-Backed Securities
    (Cost $1,213,560,778) 1,207,467,818
ASSET-BACKED SECURITIES - 10.5%
Automobile Sequential - 0.5%
Citizens Auto Receivables Trust
5.840% due 01/18/28 ~ 4,012,928 4,039,164
FHF Issuer Trust
5.690% due 02/15/30 ~ 2,227,607 2,251,059
SFS Auto Receivables Securitization Trust
5.350% due 06/21/27 ~ 326,737 326,925
Toyota Auto Loan Extended Note Trust
4.930% due 06/25/36 ~ 2,400,000 2,450,533
9,067,681

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Home Equity Other - 4.9%
ABFC Trust
5.259% (SOFR + 0.939%)
due 07/25/35 § $ 3,171,177 $ 2,997,143
Argent Securities, Inc. Asset-Backed Pass-
Through Certificates
5.194% (SOFR + 0.874%)
due 02/25/36 § 1,379,008 1,114,613
Asset-Backed Securities Corp. Home Equity
Loan Trust
5.454% (SOFR + 1.134%)
due 07/25/35 § 1,098,263 1,067,745
Citigroup Mortgage Loan Trust, Inc.
4.734% (SOFR + 0.414%)
due 12/25/36 § 8,127,566 2,933,477
4.754% (SOFR + 0.434%)
due 12/25/36 ~ § 1,667,762 914,123
Countrywide Asset-Backed Certificates
5.334% (SOFR + 1.014%)
due 03/25/47 ~ § 1,165,238 901,038
Countrywide Asset-Backed Certificates Trust
4.664% (SOFR + 0.344%)
due 10/25/47 § 64,909 64,499
4.714% (SOFR + 0.394%)
due 06/25/47 § 3,840,980 3,455,179
4.714% (SOFR + 0.394%)
due 03/25/37 § 1,073,342 1,050,096
FBR Securitization Trust
5.199% (SOFR + 0.879%)
due 09/25/35 § 20,027,155 19,639,223
GSAA Home Equity Trust
4.774% (SOFR + 0.454%)
due 09/25/36 § 8,085,001 1,806,609
Home Equity Asset Trust
5.214% (SOFR + 0.894%)
due 10/25/34 § 617,664 615,281
Home Equity Mortgage Loan Asset-Backed Trust
4.754% (SOFR + 0.434%)
due 04/25/37 § 2,867,641 2,529,602
HSI Asset Securitization Corp. Trust
4.929% (SOFR + 0.609%)
due 02/25/36 § 343,998 330,421
IMC Home Equity Loan Trust
5.432% due 08/20/29 § 228 226
IXIS Real Estate Capital Trust
4.634% (SOFR + 0.314%)
due 01/25/37 § 10,178,104 3,449,269
JP Morgan Mortgage Acquisition Trust
4.869% (SOFR + 0.549%)
due 05/25/36 § 7,472,301 7,191,465
Lehman ABS Mortgage Loan Trust
4.524% (SOFR + 0.204%)
due 06/25/37 ~ § 725,802 482,376
MASTR Asset-Backed Securities Trust
4.934% (SOFR + 0.614%)
due 04/25/36 § 6,831,589 1,388,169
Merrill Lynch Mortgage Investors Trust
5.184% (SOFR + 0.864%)
due 09/25/35 § 775,405 771,213
Morgan Stanley ABS Capital I, Inc. Trust
4.494% (SOFR + 0.174%)
due 05/25/37 § 120,369 108,543
a
Principal
Amount Value
4.614% (SOFR + 0.294%)
due 05/25/37 § $ 5,264,090 $ 4,747,053
4.614% (SOFR + 0.294%)
due 03/25/37 § 2,152,235 917,040
4.654% (SOFR + 0.334%)
due 11/25/36 § 4,923,315 2,339,118
4.684% (SOFR + 0.364%)
due 03/25/37 § 3,603,743 1,535,644
Morgan Stanley Capital I, Inc. Trust
4.794% (SOFR + 0.474%)
due 03/25/36 § 1,268,889 1,058,605
Option One Mortgage Loan Trust
4.714% (SOFR + 0.394%)
due 02/25/37 § 3,736,335 2,360,341
4.874% (SOFR + 0.554%)
due 02/25/37 § 10,681,248 5,058,415
Park Place Securities, Inc. Asset-Backed Pass-
Through Certificates
5.259% (SOFR + 0.939%)
due 07/25/35 § 6,700,000 6,464,646
Renaissance Home Equity Loan Trust
3.733% (SOFR + 0.994%)
due 08/25/33 § 111,796 101,884
Saxon Asset Securities Trust
5.094% (SOFR + 0.774%)
due 10/25/35 § 1,429,137 1,390,718
Soundview Home Loan Trust
4.654% (SOFR + 0.334%)
due 02/25/37 § 1,320,258 352,778
Structured Asset Investment Loan Trust
5.054% (SOFR + 0.734%)
due 01/25/36 § 3,591,977 3,382,826
Structured Asset Securities Corp. Mortgage Loan
Trust
4.704% (SOFR + 0.384%)
due 03/25/36 § 1,088,062 1,041,710
Terwin Mortgage Trust
4.854% (SOFR + 0.534%)
due 04/25/37 ~ § 99,551 97,283
83,658,371
Home Equity Sequential - 0.0%
Structured Asset Securities Corp. Mortgage Loan
Trust
4.774% (SOFR + 0.454%)
due 12/25/36 § 102,554 100,172
Other Asset-Backed Securities - 5.1%
Allegro CLO XI Ltd. (Cayman)
5.519% (SOFR + 1.250%)
due 01/19/33 ~ § 4,400,000 4,403,905
Anchorage Capital CLO 6 Ltd. (Cayman)
5.712% (SOFR + 1.440%)
due 04/22/34 ~ § 5,700,000 5,712,811
Avoca CLO XVII DAC (Netherlands)
3.099% (EURIBOR + 0.820%)
due 10/15/32 ~ § EUR 5,339,843 6,285,355
Bain Capital Credit CLO Ltd. (Cayman)
due 07/15/35 # ~ § $ 5,100,000 5,103,825
5.359% (SOFR + 1.090%)
due 10/21/34 ~ § 2,000,000 2,002,200
5.469% (SOFR + 1.200%)
due 10/20/34 ~ § 5,900,000 5,914,329

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
BlueMountain CLO Ltd. (Cayman)
5.526% (SOFR + 1.200%)
due 11/15/30 ~ § $ 525,447 $ 525,406
BlueMountain Fuji EUR CLO V DAC (Ireland)
3.189% (EURIBOR + 0.910%)
due 01/15/33 ~ § EUR 4,296,454 5,057,112
Carlyle Global Market Strategies CLO Ltd.
(Cayman)
5.359% (SOFR + 1.090%)
due 07/20/34 ~ § $ 6,000,000 6,006,919
CarVal CLO I Ltd. (Cayman)
5.491% (SOFR + 1.230%)
due 07/16/31 ~ § 4,015,809 4,021,832
Catamaran CLO Ltd. (Cayman)
5.634% (SOFR + 1.362%)
due 04/22/30 ~ § 1,062,200 1,063,388
CVC Cordatus Loan Fund XI DAC (Ireland)
2.929% (EURIBOR + 0.650%)
due 10/15/31 ~ § EUR 3,894,320 4,590,182
Dryden 52 Euro CLO DAC (Ireland)
3.003% (EURIBOR + 0.860%)
due 05/15/34 ~ § 4,032,720 4,745,001
Dryden 54 Senior Loan Fund (Cayman)
5.419% (SOFR + 1.150%)
due 10/19/29 ~ § $ 2,156,373 2,157,877
GreenSky Home Improvement Issuer Trust
5.120% due 03/25/60 ~ 3,264,576 3,271,408
Hayfin Emerald CLO X DAC (Ireland)
3.586% (EURIBOR + 1.350%)
due 07/18/38 ~ § EUR 3,600,000 4,248,508
Kubota Credit Owner Trust
5.610% due 07/15/26 ~ $ 426,114 426,582
LCM XXIV Ltd. (Cayman)
5.511% (SOFR + 1.242%)
due 03/20/30 ~ § 25,132 25,145
Magnetite XXV Ltd. (Cayman)
5.743% (SOFR + 1.462%)
due 01/25/32 ~ § 1,976,710 1,979,701
Marathon CLO XIII Ltd. (Cayman)
5.456% (SOFR + 1.200%)
due 04/15/32 ~ § 3,690,728 3,696,248
Nelnet Student Loan Trust
6.502% (SOFR + 2.200%)
due 02/20/41 ~ § 1,264,060 1,292,340
6.640% due 02/20/41 ~ 1,264,060 1,309,244
OZLM XVII Ltd. (Cayman)
5.419% (SOFR + 1.150%)
due 07/20/30 ~ § 230,623 230,805
Pagaya AI Debt Trust
6.258% due 10/15/31 ~ 1,789,983 1,802,293
8.050% due 03/15/30 ~ § 722 723
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 2,400,000 2,409,791
Regatta XIX Funding Ltd. (Cayman)
5.592% (SOFR + 1.320%)
due 04/20/35 ~ § 1,800,000 1,803,006
SMB Private Education Loan Trust
5.500% due 06/17/52 ~ 2,686,700 2,753,814
Venture XXIX CLO Ltd. (Cayman)
5.578% (SOFR + 1.252%)
due 09/07/30 ~ § 59,976 60,024
Voya CLO Ltd. (Cayman)
5.469% (SOFR + 1.200%)
due 07/20/32 ~ § 2,619,819 2,621,770
a
Principal
Amount Value
5.491% (SOFR + 1.212%)
due 04/17/30 ~ § $ 730,051 $ 730,522
86,252,066
Total Asset-Backed Securities
    (Cost $190,586,042) 179,078,290
U.S. GOVERNMENT AGENCY ISSUES - 2.1%
Federal Home Loan Mortgage Corp.
0.680% due 08/06/25  35,600,000 35,467,496
Total U.S. Government Agency Issues
    (Cost $35,600,000) 35,467,496
U.S. TREASURY OBLIGATIONS - 20.4%
U.S. Treasury Bonds - 15.5%
1.375% due 11/15/40  40,750,000 25,967,507
1.875% due 02/15/41 ‡ 18,875,000 12,986,628
2.000% due 02/15/50  4,600,000 2,702,025
2.250% due 08/15/49 ‡ 7,700,000 4,831,299
2.375% due 11/15/49 ‡ 1,300,000 836,519
2.500% due 02/15/45 ‡ 1,300,000 915,586
2.750% due 08/15/42  26,200,000 20,053,649
2.875% due 05/15/43  5,500,000 4,239,673
2.875% due 08/15/45  9,200,000 6,880,232
2.875% due 05/15/49  4,200,000 3,015,851
3.000% due 02/15/48  8,300,000 6,168,727
3.000% due 08/15/48  2,000,000 1,479,725
3.000% due 02/15/49 ‡ 1,200,000 884,531
3.125% due 08/15/44  35,400,000 27,919,472
3.250% due 05/15/42  47,600,000 39,394,206
3.375% due 11/15/48  1,800,000 1,424,390
3.625% due 02/15/44  13,500,000 11,561,678
3.750% due 11/15/43  20,900,000 18,266,921
3.875% due 02/15/43  7,300,000 6,536,709
3.875% due 05/15/43  5,900,000 5,271,546
4.250% due 05/15/39 ‡ 4,900,000 4,771,949
4.375% due 11/15/39  20,700,000 20,298,176
4.500% due 08/15/39  7,700,000 7,673,531
4.500% due 11/15/54  12,100,000 11,534,786
4.625% due 02/15/40  5,500,000 5,534,085
4.625% due 05/15/44 ‡ 500,000 490,488
4.625% due 02/15/55  1,400,000 1,363,250
4.750% due 05/15/55  11,000,000 10,939,844
263,942,983
U.S. Treasury Inflation Protected Securities - 4.4%
0.125% due 07/15/31 ^ ‡ 13,643,292 12,560,004
0.125% due 01/15/32 ^ ‡ 5,091,416 4,616,639
0.125% due 02/15/51 ^ 10,349,052 5,643,042
0.125% due 02/15/52 ^ 2,189,313 1,170,169
0.250% due 02/15/50 ^ 3,368,628 1,958,677
0.750% due 02/15/45 ^ 7,628,040 5,574,072
0.875% due 02/15/47 ^ 4,517,920 3,276,369
1.000% due 02/15/46 ^ ‡ 3,113,602 2,361,354
1.000% due 02/15/48 ^ 13,137,676 9,671,546
1.000% due 02/15/49 ^ 1,784,594 1,296,090
1.250% due 04/15/28 ^ ‡ 8,020,425 8,006,899
1.500% due 02/15/53 ^ 13,488,500 10,693,649
2.125% due 02/15/54 ^ 8,047,655 7,371,183

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
2.375% due 02/15/55 ^ $ 1,219,824 $ 1,180,371
75,380,064
U.S. Treasury Notes - 0.0%
2.250% due 08/15/27 ‡ 20,000 19,403
U.S. Treasury Strip Coupons - 0.5%
due 02/15/42  12,200,000 5,383,761
due 08/15/41  3,900,000 1,774,998
due 05/15/41  2,600,000 1,200,861
due 11/15/41  600,000 268,851
8,628,471
Total U.S. Treasury Obligations
    (Cost $407,434,424) 347,970,921
FOREIGN GOVERNMENT BONDS & NOTES - 6.8%
Brazil Government (Brazil)
6.125% due 03/15/34
4,400,000
4,367,265
Brazil Letras do Tesouro Nacional (Brazil)
14.280% due 10/01/25
BRL 21,000,000
3,728,056
Chile Government (Chile)
3.500% due 01/31/34
$ 7,000,000
6,290,970
CPPIB Capital, Inc. (Canada)
4.300% due 06/02/34 ~
CAD 2,500,000
1,916,119
European Union (Multi-National)
2.875% due 10/05/29 ~
EUR 8,000,000
9,615,466
Hydro-Quebec (Canada)
8.625% due 06/15/29
$ 1,000,000
1,161,370
Italy Buoni Poliennali Del Tesoro (Italy)
1.300% due 05/15/28 ^ ~
EUR 6,130,464
7,330,743
Japan Government Forty Year (Japan)
2.200% due 03/20/64
JPY 332,000,000
1,855,287
Japan Government Thirty Year (Japan)
2.300% due 12/20/54
480,000,000
2,995,637
2.400% due 03/20/55
649,900,000
4,145,499
Japan Government Twenty Year (Japan)
2.000% due 12/20/44
790,000,000
5,197,384
2.400% due 03/20/45
431,900,000
3,021,091
Korea Development Bank (South Korea)
5.051% (SOFR + 0.700%)
due 10/23/26 §
$ 900,000
905,532
Mexico Government (Mexico)
6.000% due 05/07/36
900,000
890,460
Mexico Udibonos (Mexico)
4.000% due 08/24/34 ^
MXN 4,250,424
207,798
Peruvian Government (Peru)
6.150% due 08/12/32 ~
PEN 26,900,000
7,844,168
6.950% due 08/12/31 ~
6,565,000
2,011,930
Province of British Columbia (Canada)
4.150% due 06/18/34
CAD 1,200,000
909,153
Province of Ontario (Canada)
3.800% due 12/02/34
2,900,000
2,128,995
Province of Quebec (Canada)
4.450% due 09/01/34
10,700,000
8,271,393
Republic of Poland Government (Poland)
5.125% due 09/18/34
$ 2,300,000
2,314,127
Republic of South Africa Government (South
Africa)
8.500% due 01/31/37
ZAR 55,000,000
2,708,288
8.875% due 02/28/35
120,800,000
6,388,201
Romania Government (Romania)
3.000% due 02/27/27 ~
$ 6,500,000
6,287,335
a
Principal
Amount Value
Saudi Government (Saudi Arabia)
4.750% due 01/16/30 ~
$ 4,400,000
$ 4,445,472
4.875% due 07/18/33 ~
5,000,000
5,024,585
State of Israel (Israel)
3.800% due 05/13/60 ~
9,000,000
5,877,168
U.K. Gilts (United Kingdom)
4.375% due 07/31/54 ~
GBP 7,247,000
8,619,588
Total Foreign Government Bonds & Notes
    (Cost $117,494,018) 116,459,080
SHORT-TERM INVESTMENTS - 0.4%
Repurchase Agreements - 0.3%
Deutsche Bank Securities, Inc.
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$4,700,580; collateralized by U.S. Treasury
Obligations: 4.630% due 05/15/54 and value
$4,738,482) $ 4,700,000 4,700,000
a
U.S. Treasury Bills - 0.1%
2.870% due 07/03/25 ‡ 364,000 363,916
3.896% due 07/10/25 ‡ 274,000 273,713
4.269% due 08/14/25 ‡ 324,000 322,298
4.290% due 08/07/25 ‡ 324,000 322,586
4.343% due 09/11/25 ‡ 263,000 260,773
1,543,286
Total Short-Term Investments
(Cost $6,243,302) 6,243,286
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 153.3%
    (Cost $2,700,835,162) 2,618,414,595
Shares
SECURITIES LENDING COLLATERAL - 0.5%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
4.180% 919,962 919,962
Principal
Amount
Repurchase Agreements - 0.4%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$7,495,585; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $7,645,497) $ 7,494,661 7,494,661
a
Total Securities Lending Collateral
(Cost $8,414,623) 8,414,623

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2025, investments with a total aggregate value of $712,744 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of June 30, 2025, investments with a total aggregate value of $1,827,001 or
0.1% of the Fund’s net assets were in default.
(d) As of June 30, 2025, investments with a total aggregate value of $33,092,297 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, options contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).
(e) As of June 30, 2025, the average amount of borrowings by the Fund on reverse repurchase agreements during the period was $3,862,370 at a weighted average interest rate of 4.3%. As of June 30, 2025, the average amount of borrowings by the Fund on sale-buyback financing transactions during the period was
$200,870,912 at a weighted average interest rate of 4.4%.
(f) As of June 30, 2025, securities sold short outstanding were as follows:
(g) As of June 30, 2025, open futures contracts outstanding were as follows:
a
Value
TOTAL INVESTMENTS - 153.8%
(Cost $2,709,249,785) $ 2,626,829,218
TOTAL SECURITIES SOLD SHORT - (3.3%)
(Proceeds $57,046,206) (57,177,100)
DERIVATIVES - 0.1% 957,395
OTHER ASSETS & LIABILITIES, NET - (50.6%) (862,357,861)
NET ASSETS - 100.0% $ 1,708,251,652
Mortgage-Backed Securities 70 .7%
Corporate Bonds & Notes 42 .4%
U.S. Treasury Obligations 20 .4%
Asset-Backed Securities 10 .5%
Foreign Government Bonds & Notes 6 .8%
Others (each less than 3.0%) 3 .0%
153 .8%
Securities Sold Short ( 3 .3% )
Derivatives 0 .1%
Other Assets and Liabilities, Net ( 50 .6% )
100 .0%
Description
Principal
Amount Value
Mortgage-Backed Securities - (3.3%)
Uniform Mortgage-Backed Securities
4.500% due 07/14/55  $ 43,375,000 ( $ 41,494,947 )
5.000% due 07/14/55  16,000,000 (15,682,153)
Total Securities Sold Short
(Proceeds $57,046,206) ( $ 57,177,100 )
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 09/25 55 $ 11,390,657 $ 11,441,289 $ 50,632
CBOT 5 Year U.S. Treasury Notes 09/25 1,919 206,988,879 209,171,000 2,182,121
CBOT 10 Year U.S. Treasury Notes 09/25 1,528 168,521,217 171,327,000 2,805,783
ICE Long Gilt 09/25 73 9,124,702 9,321,925 197,223
Montreal Exchange 10 Year Canadian Bond 09/25 202 17,940,334 18,097,301 156,967
$ 5,392,726
Short Futures Outstanding
CBOT U.S. Long Bond 09/25 18 1,987,427 2,078,438 (91,011)
CBOT Ultra 10 Year U.S. Treasury Notes 09/25 1,072 119,848,885 122,492,750 (2,643,865)
Eurex 5 Year Euro BOBL 09/25 1 139,244 138,621 623
Eurex 10 Year Euro BUND 09/25 225 34,745,573 34,494,812 250,761
( $ 2,483,492 )
Total Futures Contracts $ 2,909,234

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(h) As of June 30, 2025, forward foreign currency contracts outstanding were as follows:
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
AUD 6,640,000 USD 4,351,896 07/25 JPM $ 18,222 $ –
BRL 2,130,231 USD 381,937 07/25 BNP 10,146 –
BRL 150,964,149 USD 26,032,988 07/25 CIT 1,753,018 –
BRL 83,001,018 USD 15,209,730 07/25 GSC 67,187 –
BRL 84,901,195 USD 15,056,874 10/25 GSC 213,675 –
CAD 29,572,276 USD 21,513,368 07/25 HSB 203,008 –
CNH 2,161,734 USD 299,970 07/25 HSB 2,351 –
CNH 3,421,391 USD 474,062 07/25 JPM 4,424 –
CNH 7,710,000 USD 1,080,928 08/25 BNP 216 –
CNH 21,226,000 USD 2,966,180 08/25 BOA 10,261 –
CNH 11,859,000 USD 1,633,033 08/25 BRC 29,909 –
CNH 3,191,000 USD 443,914 08/25 CIT 3,548 –
CNH 2,167,753 USD 300,035 08/25 HSB 3,941 –
CNH 21,739,297 USD 3,032,397 08/25 JPM 16,021 –
CNH 298,000 USD 41,204 08/25 SCB 583 –
EUR 52,807,882 USD 61,262,424 07/25 DUB 942,655 –
GBP 18,312,000 USD 24,915,490 07/25 BRC 220,471 –
IDR 21,025,310,416 USD 1,288,402 07/25 BNP 8,028 –
IDR 22,899,654,728 USD 1,406,224 07/25 CIT 5,810 –
IDR 724,297,200 USD 44,490 07/25 DUB 158 –
IDR 5,431,905,660 USD 333,348 07/25 GSC 1,593 –
IDR 4,969,449,346 USD 305,844 07/25 HSB 573 –
IDR 25,262,031,425 USD 1,550,341 07/25 SCB 7,361 –
IDR 7,780,159,796 USD 479,569 07/25 UBS – (348)
ILS 2,399,116 USD 710,596 07/25 BRC 1,667 –
INR 32,154,737 USD 369,934 08/25 BNP 4,410 –
INR 126,895,141 USD 1,479,210 08/25 CIT – (1,902)
INR 220,749,335 USD 2,557,102 08/25 CIT 12,852 –
INR 164,634,034 USD 1,910,550 08/25 DUB 6,112 –
INR 35,874,367 USD 413,752 08/25 JPM 3,896 –
INR 64,023,650 USD 745,734 08/25 SCB – (373)
INR 214,224 USD 2,484 08/25 SGN 10 –
JPY 599,793,635 USD 4,115,178 07/25 MSC 49,911 –
JPY 6,678,748 USD 46,244 07/25 SCB 135 –
JPY 989,501,928 USD 6,854,880 07/25 SGN 16,423 –
KRW 15,315,998 USD 11,274 07/25 BNP 55 –
KRW 736,298,197 USD 539,150 07/25 BRC 5,400 –
KRW 774,817,586 USD 564,454 07/25 CIT 8,654 –
KRW 876,257,968 USD 643,815 07/25 JPM 4,325 –
KRW 704,915,968 USD 520,027 07/25 UBS 1,377 –
MXN 6,482,306 USD 340,320 08/25 BNP 3,450 –
MXN 9,521,694 USD 502,008 08/25 BOA 2,945 –
MXN 113,950,114 USD 5,878,186 09/25 UBS 145,438 –
MXN 16,020,000 USD 827,496 12/25 GSC 10,633 –
NOK 2,028,862 USD 201,135 07/25 MSC 153 –
NOK 210,932 USD 21,009 07/25 SGN – (82)
NZD 655,901 USD 398,132 07/25 SGN 1,672 –
PEN 1,412,659 USD 389,798 07/25 CIT 8,920 –
PLN 784,667 USD 209,435 07/25 BRC 8,224 –
PLN 6,027,625 USD 1,609,762 07/25 HSB 62,244 –
PLN 13,305,279 USD 3,563,556 07/25 JPM 126,940 –
PLN 13,763 USD 3,732 07/25 MSC 85 –
SGD 549,749 USD 429,324 07/25 BOA 3,039 –
SGD 250,286 USD 196,349 07/25 GSC 494 –
SGD 9,593,106 USD 7,418,115 07/25 HSB 126,601 –
SGD 359,964 USD 281,134 07/25 JPM 1,968 –
SGD 1,910,670 USD 1,481,366 07/25 SCB 21,324 –
THB 13,161,789 USD 400,000 07/25 BNP 5,281 –
THB 2,403,822 USD 72,000 07/25 CIT 2,019 –
THB 8,480,894 USD 258,000 07/25 HSB 3,146 –
THB 5,273,568 USD 160,000 07/25 SCB 2,385 –
TRY 484,878,137 USD 11,853,676 07/25 BRC 182,318 –

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
TRY 192,977,631 USD 4,641,712 08/25 BRC $ 47,423 $ –
TWD 5,761,936 USD 193,642 07/25 BNP 4,624 –
TWD 59,233,422 USD 1,995,064 07/25 CIT 44,320 –
TWD 9,484,187 USD 319,085 07/25 DUB 7,427 –
TWD 24,217,433 USD 765,063 07/25 HSB 68,725 –
TWD 6,059,906 USD 204,051 07/25 JPM 4,589 –
TWD 176,635,532 USD 6,001,044 07/25 SCB 80,448 –
TWD 5,681,881 USD 173,561 08/25 BNP 23,964 –
USD 4,279,181 AUD 6,640,000 07/25 BRC – (90,936)
USD 4,354,618 AUD 6,640,000 08/25 JPM – (18,248)
USD 390,359 BRL 2,130,231 07/25 BNP – (1,724)
USD 27,072,458 BRL 150,964,149 07/25 CIT – (713,548)
USD 15,056,874 BRL 83,001,018 07/25 GSC – (220,043)
USD 904,531 BRL 5,500,000 10/25 BNP – (84,713)
USD 2,543,586 BRL 15,500,000 10/25 GSC – (244,284)
USD 135,366 CAD 187,124 07/25 CIT – (2,048)
USD 19,160,273 CAD 26,300,395 07/25 HSB – (153,400)
USD 133,535 CAD 184,000 07/25 MSC – (1,585)
USD 2,122,504 CAD 2,890,000 07/25 MSC 235 –
USD 21,513,368 CAD 29,522,881 08/25 HSB – (203,639)
USD 3,582,338 CHF 2,943,888 07/25 HSB – (127,900)
USD 24,736 CHF 20,300 07/25 SCB – (848)
USD 3,709,409 CHF 2,946,009 08/25 BRC – (18,928)
USD 1,220,931 CNH 8,720,683 08/25 BNP – (1,937)
USD 1,213,761 CNH 8,699,000 08/25 BRC – (6,067)
USD 1,306,975 CNH 9,344,345 08/25 JPM – (3,347)
USD 1,781,605 CNH 12,754,838 08/25 MSC – (6,957)
USD 3,076,975 CNH 21,980,371 08/25 SCB – (5,249)
USD 40,789 EUR 35,370 07/25 BNP – (936)
USD 60,045,522 EUR 52,808,209 07/25 BOA – (2,159,943)
USD 109,722 EUR 95,228 07/25 SGN – (2,615)
USD 61,262,424 EUR 52,692,124 08/25 DUB – (941,716)
USD 24,669,560 GBP 18,312,000 07/25 JPM – (466,401)
USD 24,918,878 GBP 18,312,000 08/25 BRC – (220,745)
USD 526,656 IDR 8,592,285,840 07/25 BOA – (3,160)
USD 474,110 IDR 7,742,358,533 07/25 BRC – (3,298)
USD 27,722 IDR 452,228,986 07/25 GSC – (163)
USD 478,967 IDR 7,816,980,924 07/25 SCB – (2,522)
USD 479,569 IDR 7,782,188,374 07/25 UBS – (294)
USD 1,432,996 ILS 4,989,195 07/25 BRC – (48,279)
USD 699,041 ILS 2,422,841 07/25 DUB – (20,266)
USD 10,630 ILS 36,857 07/25 SCB – (312)
USD 102,178 ILS 366,637 07/25 UBS – (6,679)
USD 6,121,815 JPY 879,537,449 07/25 HSB 14,128 –
USD 3,011,102 JPY 434,995,839 07/25 MSC – (9,598)
USD 1,960,912 JPY 283,828,285 07/25 UBS – (10,049)
USD 2,621 JPY 376,681 08/25 BNP – (4)
USD 13,940 JPY 2,002,743 08/25 HSB – (19)
USD 4,115,178 JPY 597,588,709 08/25 MSC – (49,940)
USD 46,244 JPY 6,654,146 08/25 SCB – (135)
USD 6,854,880 JPY 985,870,898 08/25 SGN – (16,517)
USD 5,330,862 KRW 7,266,978,288 07/25 BOA – (44,290)
USD 11,334 KRW 15,576,601 07/25 BRC – (188)
USD 2,011,688 KRW 2,756,012,560 07/25 CIT – (26,847)
USD 40,000 KRW 54,544,800 07/25 DUB – (340)
USD 167,499 KRW 229,502,708 07/25 JPM – (2,256)
USD 520,027 KRW 705,256,950 07/25 UBS – (1,563)
USD 169 MXN 3,267 09/25 DUB – (3)
USD 79,391 MXN 1,524,000 09/25 MSC – (1,171)
USD 21,046 NOK 214,371 07/25 BRC – (223)
USD 199,441 NOK 2,025,346 07/25 UBS – (1,498)
USD 201,135 NOK 2,028,490 08/25 MSC – (154)
USD 21,009 NOK 210,891 08/25 SGN 82 –

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(i) As of June 30, 2025, purchased options outstanding were as follows:
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
USD 391,173 NZD 655,901 07/25 JPM $ – ( $ 8,632 )
USD 398,561 NZD 655,901 08/25 SGN – (1,665)
USD 4,877,268 PEN 17,877,034 09/25 CIT – (157,018)
USD 3,650,817 PEN 13,424,783 09/25 DUB – (131,008)
USD 78,584 SGD 101,293 07/25 BOA – (1,080)
USD 76,408 SGD 98,432 07/25 DUB – (1,006)
USD 7,095,915 SGD 9,103,207 07/25 HSB – (63,509)
USD 2,950,026 SGD 3,789,353 07/25 JPM – (30,196)
USD 765,646 SGD 976,114 08/25 BOA – (3,970)
USD 196,349 SGD 249,684 08/25 GSC – (514)
USD 7,418,115 SGD 9,571,075 08/25 HSB – (128,188)
USD 281,134 SGD 359,135 08/25 JPM – (2,026)
USD 1,481,366 SGD 1,906,330 08/25 SCB – (21,678)
USD 19,070 THB 630,292 07/25 BNP – (338)
USD 1,003,841 THB 33,382,026 07/25 CIT – (24,067)
USD 506,408 THB 16,760,882 07/25 HSB – (9,697)
USD 80,282 THB 2,667,551 07/25 UBS – (1,858)
USD 4,807,874 TRY 194,209,431 07/25 BRC – (45,338)
USD 1,715,787 TWD 55,772,975 07/25 BNP – (204,455)
USD 2,772,551 TWD 90,206,191 07/25 CIT – (333,212)
USD 434,454 TWD 14,131,540 07/25 GSC – (52,089)
USD 1,042,103 TWD 33,963,179 07/25 HSB – (127,236)
USD 1,733,534 TWD 56,388,957 07/25 JPM – (207,916)
USD 1,781,263 TWD 58,058,843 08/25 BNP – (237,095)
USD 8,900 TWD 290,160 08/25 BOA – (1,187)
USD 3,930,180 TWD 128,104,334 08/25 CIT – (523,241)
USD 1,582,250 TWD 51,283,698 08/25 HSB – (200,577)
USD 1,947,897 TWD 63,498,907 08/25 JPM – (259,580)
USD 584,266 TWD 19,063,139 08/25 SCB – (78,445)
USD 3,049,515 ZAR 55,176,701 07/25 BRC – (62,248)
USD 1,352,674 ZAR 24,173,881 07/25 JPM – (10,644)
Total Forward Foreign Currency Contracts $ 4,653,630 ( $ 8,879,943 )
Foreign Currency Options
Description
Exercise
Price
Expiration
Date
Counter-
party
Notional
Amount Cost Value
Call - USD versus SEK $ 10.20 11/26/25 BRC $ 3,543,000 $ 22,109 $ 18,462
a
Put - EUR versus USD EUR 1.11 11/24/25 MSC EUR 9,466,000 44,406 26,884
Put - EUR versus USD 1.11 11/26/25 BNP 1,659,000 6,981 4,772
Put - EUR versus USD 1.10 12/17/25 GSC 418,000 47,808 30,796
Put - EUR versus USD 1.10 12/23/25 MSC 456,000 52,948 31,934
$ 152,143 $ 94,386
Total Foreign Currency Options $ 174,252 $ 112,848
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Cost Value
Call - 1 Year Interest Rate
Swap Pay SOFR 3.360% 07/14/25 BOA $ 49,900,000 $ 49,900 $ 1,138
Call - 1 Year Interest Rate
Swap Pay SOFR 3.450% 07/17/25 MSC 85,700,000 81,415 7,062
Call - 1 Year Interest Rate
Swap Pay SOFR 3.500% 07/21/25 CIT 96,300,000 81,855 13,521
Call - 1 Year Interest Rate
Swap Pay SOFR 3.650% 08/04/25 MSC 192,800,000 236,180 112,518

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(j) As of June 30, 2025, premiums received, and value of written options outstanding were as follows:
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Cost Value
Call - 1 Year Interest Rate
Swap Pay SOFR 3.650% 08/12/25 JPM $ 125,700,000 $ 106,845 $ 97,769
Call - 1 Year Interest Rate
Swap Pay SOFR 3.700% 08/13/25 JPM 24,100,000 24,100 23,849
$ 580,295 $ 255,857
Total Purchased Options $ 754,547 $ 368,705
Credit Default Swaptions on Credit Indices - Sell Protection (1)
Description
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount (2) Premium Value (3)
Put - CDX.NA.IG.S44 0.850% 07/16/25 GSC $ 2,800,000 $ 3,850 ( $ 201 )
Put - CDX.NA.IG.S44 1.000% 07/16/25 JPM 2,600,000 2,665 (161)
$ 6,515 ( $ 362 )
(1)    If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swaption agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swaption and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swaption less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)    The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swaption agreement.
(3)    The quoted market prices and resulting values for credit default swaption agreements on credit indices serve as an indicator of the current status of the payment/
performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swaption agreement been closed/
sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swaption, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaptions
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - 10 Year Interest Rate
Swap Receive SOFR 3.715% 07/02/25 MSC $ 1,300,000 $ 4,654 ( $ 5,376 )
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.380% 07/03/25 CIT EUR 500,000 1,322 (3)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.725% 07/03/25 MSC $ 1,200,000 4,515 (6,390)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.669% 07/07/25 MSC 1,200,000 4,506 (3,977)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.680% 07/07/25 GSC 600,000 2,154 (2,244)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.775% 07/07/25 GSC 1,200,000 3,693 (10,649)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.770% 07/09/25 BOA 500,000 1,600 (4,567)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.772% 07/10/25 JPM 1,200,000 3,930 (11,429)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.519% 07/14/25 BOA 5,900,000 49,580 (8,003)
Call - 10 Year Interest Rate
Swap Receive 6 Month EURIBOR 2.460% 07/16/25 CIT EUR 500,000 1,534 (559)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.697% 07/16/25 MSC $ 500,000 1,444 (3,374)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.515% 07/17/25 MSC 10,200,000 81,428 (19,601)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.695% 07/17/25 GSC 1,300,000 3,770 (9,036)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.637% 07/18/25 BOA 1,300,000 4,111 (6,517)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.489% 07/21/25 CIT 11,500,000 82,143 (22,113)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.700% 07/21/25 BOA 500,000 1,587 (3,866)

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Description
Pay/Receive
Floating Rate Floating Rate Index
Exercise
Rate
Expiration
Date
Counter-
party
Notional
Amount Premium Value
Call - 10 Year Interest Rate
Swap Receive SOFR 3.583% 07/23/25 GSC $ 600,000 $ 2,100 ( $ 2,461 )
Call - 10 Year Interest Rate
Swap Receive SOFR 3.605% 07/23/25 CIT 500,000 1,800 (2,353)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.555% 07/24/25 BOA 500,000 1,587 (1,803)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.564% 07/24/25 CIT 500,000 1,675 (1,908)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.525% 07/28/25 GSC 500,000 1,640 (1,654)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.555% 07/30/25 GSC 600,000 1,845 (1,845)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.708% 08/04/25 MSC 22,800,000 234,706 (231,972)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.739% 08/12/25 JPM 14,800,000 107,064 (189,706)
Call - 10 Year Interest Rate
Swap Receive SOFR 3.757% 08/13/25 JPM 2,800,000 23,830 (38,810)
$ 628,218 ( $ 590,216 )
Put - 10 Year Interest Rate
Swap Pay SOFR 4.065% 07/02/25 MSC 1,300,000 4,654 –
Put - 10 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.640% 07/03/25 CIT EUR 500,000 1,322 (617)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.075% 07/03/25 MSC $ 1,200,000 4,515 (1)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.019% 07/07/25 MSC 1,200,000 4,506 (24)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.030% 07/07/25 GSC 600,000 2,154 (10)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.125% 07/07/25 GSC 1,200,000 3,693 (3)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.120% 07/09/25 BOA 500,000 1,600 (8)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.122% 07/10/25 JPM 1,200,000 3,930 (34)
Put - 10 Year Interest Rate
Swap Pay 6 Month EURIBOR 2.720% 07/16/25 CIT EUR 500,000 1,534 (826)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.097% 07/16/25 MSC $ 500,000 1,444 (81)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.095% 07/17/25 GSC 1,300,000 3,770 (273)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.037% 07/18/25 BOA 1,300,000 4,111 (559)
Put - 10 Year Interest Rate
Swap Pay SOFR 4.050% 07/21/25 BOA 500,000 1,588 (225)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.933% 07/23/25 GSC 600,000 2,100 (840)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.955% 07/23/25 CIT 500,000 1,675 (594)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.905% 07/24/25 BOA 500,000 1,587 (923)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.914% 07/24/25 CIT 500,000 1,525 (867)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.875% 07/28/25 GSC 500,000 1,640 (1,275)
Put - 10 Year Interest Rate
Swap Pay SOFR 3.905% 07/30/25 GSC 600,000 1,845 (1,845)
$ 49,193 ( $ 9,005 )
Total Interest Rate Swaptions $ 677,411 ( $ 599,221 )
- – - – - –

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(k) As of June 30, 2025, swap agreements outstanding were as follows:
Options on Futures
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Premium Value
Call - Eurex 5 Year Euro BOBL Futures EUR 118.50 07/25/25 EUX 5 EUR 923,154 $ 906 ( $ 648 )
Call - Eurex 10 Year Euro BUND Futures 132.50 07/25/25 EUX 6 795,000 3,176 (990)
$ 4,082 ( $ 1,638 )
Put - Eurex 5 Year Euro BOBL Futures 117.25 07/25/25 EUX 5 586,250 1,103 (1,060)
Put - Eurex 10 Year Euro BUND Futures 129.00 07/25/25 EUX 6 898,769 2,742 (2,403)
$ 3,845 ( $ 3,463 )
Total Options on Futures $ 7,927 ( $ 5,101 )
- – - – - –
Total Written Options $ 691,853 ( $ 604,684 )
Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Expiration
Date
Counter-
party
Implied
Credit
Spread at
06/30/25 (2)
Notional
Amount (3) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
SoftBank Group Corp. Q 1.000% 06/20/26 GSC 1.490% $ 1,000,000 ( $ 4,368 ) ( $ 6,622 ) $ 2,254
Petroleos Mexicanos M 4.850% 07/06/26 DUB n/a 458,820 2,744 – 2,744
South Africa Government Q 1.000% 12/20/26 MSC 0.750% 4,800,000 18,701 (64,788) 83,489
Colombia Government Q 1.000% 06/20/27 GSC 1.163% 4,600,000 (12,785) (72,782) 59,997
Colombia Government Q 1.000% 06/20/27 MSC 1.163% 1,600,000 (4,447) (34,831) 30,384
Colombia Government Q 1.000% 12/20/27 GSC 1.337% 2,100,000 (15,944) (92,725) 76,781
Colombia Government Q 1.000% 12/20/27 MSC 1.337% 1,900,000 (14,426) (83,894) 69,468
( $ 30,525 ) ( $ 355,642 ) $ 325,117
Exchange
Barclays Bank PLC Q 1.000% 12/20/25 ICE 0.234% EUR 3,500,000 16,307 9,192 7,115
Verizon Communications, Inc. Q 1.000% 12/20/26 ICE 0.312% $ 7,300,000 74,580 36,590 37,990
AT&T, Inc. Q 1.000% 06/20/28 ICE 0.431% 6,000,000 98,261 35,925 62,336
T-Mobile USA, Inc. Q 5.000% 06/20/28 ICE 0.263% 2,400,000 326,108 289,429 36,679
Boeing Co. Q 1.000% 12/20/29 ICE 0.685% 300,000 3,979 (4,773) 8,752
Boeing Co. Q 1.000% 06/20/30 ICE 0.742% 11,300,000 135,111 19,067 116,044
$ 654,346 $ 385,430 $ 268,916
Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection 0 $ 623,821 $ 29,788 $ 594,033
0
Credit Default Swaps on Credit Indices - Sell Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Receive
Rate
Expiration
Date
Counter-
party
Notional
Amount (3) Value (4)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover S42 Q 5.000% 12/20/29 BNP EUR 5,414,278 $ 1,175,158 $ 994,259 $ 180,899
iTraxx Europe Crossover S42 Q 5.000% 12/20/29 JPM 7,481,548 1,623,855 1,397,103 226,752
$ 2,799,013 $ 2,391,362 $ 407,651
Exchange
CDX.NA.IG.S43 Q 1.000% 12/20/29 ICE $ 5,500,000 125,538 105,503 20,035
CDX.NA.IG.S44 Q 1.000% 06/20/30 ICE 101,300,000 2,274,505 2,106,561 167,944
$ 2,400,043 $ 2,212,064 $ 187,979
Total Credit Default Swaps $ 5,822,877 $ 4,633,214 $ 1,189,663
(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(2)
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)
The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
11.528% 1 Day BRL CDI Z/Z CME 01/04/27 BRL 32,900,000 ( $ 201,725 ) $ – ( $ 201,725 )
11.548% 1 Day BRL CDI Z/Z CME 01/04/27 90,700,000 (547,693) – (547,693)
13.926% 1 Day BRL CDI Z/Z CME 01/04/27 6,000,000 (3,154) – (3,154)
13.927% 1 Day BRL CDI Z/Z CME 01/04/27 58,300,000 (30,389) 524 (30,913)
14.009% 1 Day BRL CDI Z/Z CME 01/04/27 3,900,000 (907) – (907)
1.000% 6 Month EURIBOR A/S LCH 05/18/27 EUR 29,000,000 (682,290) (1,056,619) 374,329
13.291% 1 Day BRL CDI Z/Z CME 01/02/29 BRL 38,500,000 59,113 (399) 59,512
13.320% 1 Day BRL CDI Z/Z CME 01/02/29 3,400,000 5,827 – 5,827
13.354% 1 Day BRL CDI Z/Z CME 01/02/29 4,600,000 5,666 – 5,666
3.500% 1 Day GBP SONIA A/A LCH 03/19/30 GBP 7,270,000 (83,253) (187,427) 104,174
2.250% 6 Month EURIBOR A/S LCH 09/17/30 EUR 8,620,000 (17,453) (126,592) 109,139
4.500% 6 Month AUD BBSW S/S LCH 09/20/33 AUD 12,700,000 344,716 (42,612) 387,328
4.500% 6 Month AUD BBSW S/S LCH 03/20/34 7,300,000 193,172 (34,995) 228,167
4.500% 6 Month AUD BBSW S/S LCH 09/18/34 11,000,000 283,463 47,116 236,347
2.460% 6 Month EURIBOR A/S LCH 03/13/35 EUR 900,000 (11,976) (2,276) (9,700)
4.000% 6 Month AUD BBSW S/S LCH 03/19/35 AUD 7,000,000 (18,185) (7,441) (10,744)
2.610% 6 Month EURIBOR A/S LCH 03/24/35 EUR 700,000 1,384 (1,866) 3,250
2.250% 6 Month EURIBOR A/S LCH 09/17/35 61,700,000 (2,385,896) (2,209,907) (175,989)
0.450% 1 Day JPY TONAR A/A LCH 12/15/51 JPY 310,000,000 (761,269) (537,520) (223,749)
( $ 3,850,849 ) ( $ 4,160,014 ) $ 309,165
Interest Rate Swaps - Short
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.500% 1 Day USD SOFR A/A LCH 12/18/25 $ 20,000,000 $ 165,781 $ 6,758 $ 159,023
4.073% 1 Day USD SOFR A/A LCH 12/31/25 125,700,000 300,332 – 300,332
3.807% 1 Day USD SOFR A/A LCH 05/31/28 10,700,000 (115,250) – (115,250)
3.750% 1 Day USD SOFR A/A LCH 06/20/29 4,900,000 (64,335) (33,523) (30,812)
3.250% 1 Day USD SOFR A/A LCH 06/18/30 21,300,000 173,296 302,801 (129,505)
3.750% 1 Day USD SOFR A/A LCH 09/17/30 37,600,000 (623,761) (125,283) (498,478)
3.585% 1 Day USD SOFR A/A LCH 10/31/30 37,900,000 (43,783) – (43,783)
3.722% 1 Day USD SOFR A/A LCH 10/31/30 2,100,000 (18,289) – (18,289)
3.727% 1 Day USD SOFR A/A LCH 10/31/30 4,100,000 (36,828) – (36,828)
3.732% 1 Day USD SOFR A/A LCH 10/31/30 3,000,000 (27,764) – (27,764)
3.739% 1 Day USD SOFR A/A LCH 10/31/30 4,400,000 (42,516) – (42,516)
3.694% 1 Day USD SOFR A/A CME 04/30/31 14,425,000 (153,626) – (153,626)
3.750% 1 Day USD SOFR A/A LCH 05/15/32 34,666,000 (530,046) (37,146) (492,900)
3.500% 1 Day CAD Overnight Repo S/S LCH 06/01/32 CAD 28,300,000 (989,034) (286,880) (702,154)
1.750% 1 Day USD SOFR A/A CME 06/15/32 $ 33,230,000 3,688,100 4,166,043 (477,943)
1.250% 1 Day JPY TONAR A/A LCH 06/18/32 JPY 3,590,000,000 (402,407) (660,064) 257,657
3.156% 1 Day USD SOFR A/A LCH 03/10/33 $ 27,580,000 579,905 531,392 48,513
3.000% 1 Day CAD Overnight Repo S/S LCH 06/01/33 CAD 1,900,000 (17,085) 6,522 (23,607)
3.717% 1 Day USD SOFR A/A LCH 08/15/33 $ 11,490,000 (7,927) – (7,927)
3.753% 1 Day USD SOFR A/A LCH 08/15/33 6,400,000 (22,700) – (22,700)

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.754% 1 Day USD SOFR A/A LCH 08/15/33 $ 6,400,000 ( $ 23,325 ) $ – ( $ 23,325 )
3.750% 1 Day CAD Overnight Repo S/S LCH 12/20/33 CAD 6,200,000 (303,351) (118,551) (184,800)
2.740% 1 Day CAD Overnight Repo S/S LCH 06/01/34 1,300,000 12,050 – 12,050
3.000% 1 Day CAD Overnight Repo S/S LCH 06/01/34 2,700,000 (15,941) (1,177) (14,764)
3.900% 1 Day USD SOFR A/A LCH 02/15/35 $ 7,200,000 (144,199) (20,637) (123,562)
4.095% 1 Day USD SOFR A/A LCH 02/18/35 280,000 (9,416) – (9,416)
3.899% 1 Day USD SOFR A/A LCH 03/11/35 1,400,000 (23,992) (4,609) (19,383)
3.930% 1 Day USD SOFR A/A LCH 03/24/35 2,700,000 (53,581) (7,762) (45,819)
3.884% 1 Day USD SOFR A/A LCH 03/25/35 1,400,000 (22,346) (3,973) (18,373)
0.750% 1 Day JPY TONAR S/S LCH 03/20/38 JPY 50,000,000 29,595 22,419 7,176
0.800% 1 Day JPY TONAR S/S LCH 10/22/38 189,800,000 116,083 85,171 30,912
1.750% 1 Day USD SOFR A/A CME 12/21/52 $ 11,600,000 4,449,566 3,729,604 719,962
3.500% 1 Day USD SOFR A/A LCH 06/20/54 25,000,000 1,830,870 666,428 1,164,442
3.895% 1 Day USD SOFR A/A LCH 11/15/54 8,469,000 54,454 – 54,454
3.765% 1 Day USD SOFR A/A LCH 12/17/54 2,300,000 69,006 – 69,006
3.500% 1 Day USD SOFR A/A LCH 12/18/54 4,800,000 372,734 113,657 259,077
3.642% 1 Day USD SOFR A/A LCH 02/15/55 1,500,000 74,192 – 74,192
3.655% 1 Day USD SOFR A/A LCH 02/15/55 700,000 32,992 – 32,992
3.807% 1 Day USD SOFR A/A LCH 02/15/55 800,000 16,197 – 16,197
3.750% 1 Day GBP SONIA A/A LCH 03/19/55 GBP 1,200,000 192,632 143,042 49,590
3.250% 1 Day USD SOFR A/A LCH 06/18/55 $ 11,900,000 1,390,149 1,109,212 280,937
2.250% 6 Month EURIBOR A/S LCH 09/17/55 EUR 24,200,000 2,994,318 1,972,396 1,021,922
3.500% 1 Day USD SOFR A/A LCH 09/17/55 $ 10,700,000 751,196 1,034,481 (283,285)
$ 13,601,946 $ 12,590,321 $ 1,011,625
a –
Total Interest Rate Swaps $ 9,751,097 $ 8,430,307 $ 1,320,790
Total Swap Agreements $ 15,573,974 $ 13,063,521 $ 2,510,453
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ 2,391,362 $ 732,768
Liabilities (355,642) –
Centrally Cleared Swap Agreements (1)
Assets 16,539,833 6,529,068
Liabilities (5,512,032) (4,751,383)
$ 13,063,521 $ 2,510,453
(1) Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and
Liabilities.

PACIFIC SELECT FUND
TOTAL RETURN PORTFOLIO (Formerly Managed Bond Portfolio)
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(l) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Energy $ 712,744 $ – $ – $ 712,744
Financial 229,043 229,043 – –
Total Common Stocks 941,787 229,043 – 712,744
Corporate Bonds & Notes 724,289,042 – 724,289,042 –
Senior Loan Notes 496,875 – – 496,875
Mortgage-Backed Securities 1,207,467,818 – 1,207,467,818 –
Asset-Backed Securities 179,078,290 – 179,078,290 –
U.S. Government Agency Issues 35,467,496 – 35,467,496 –
U.S. Treasury Obligations 347,970,921 – 347,970,921 –
Foreign Government Bonds & Notes 116,459,080 – 116,459,080 –
Short-Term Investments 6,243,286 – 6,243,286 –
Securities Lending Collateral 8,414,623 919,962 7,494,661 –
Derivatives:
Credit Contracts
Swaps 1,189,663 – 1,189,663 –
Foreign Currency Contracts
Forward Foreign Currency Contracts 4,653,630 – 4,653,630 –
Purchased Options 112,848 – 112,848 –
Total Foreign Currency Contracts 4,766,478 – 4,766,478 –
Interest Rate Contracts
Futures 5,644,110 5,644,110 – –
Purchased Options 255,857 – 255,857 –
Swaps 6,072,173 – 6,072,173 –
Total Interest Rate Contracts 11,972,140 5,644,110 6,328,030 –
Total Asset - Derivatives 17,928,281 5,644,110 12,284,171 –
Total Assets 2,644,757,499 6,793,115 2,636,754,765 1,209,619
a
Liabilities Sale-Buyback Financing Transactions (164,197,010) – (164,197,010) –
Securities Sold Short
Mortgage-Backed Securities (57,177,100) – (57,177,100) –
Derivatives:
Credit Contracts
Written Options (362) – (362) –
Foreign Currency Contracts
Forward Foreign Currency Contracts (8,879,943) – (8,879,943) –
Interest Rate Contracts
Futures (2,734,876) (2,734,876) – –
Written Options (604,322) – (604,322) –
Swaps (4,751,383) – (4,751,383) –
Total Interest Rate Contracts (8,090,581) (2,734,876) (5,355,705) –
Total Liabilities - Derivatives (16,970,886) (2,734,876) (14,236,010) –
Total Liabilities (238,344,996) (2,734,876) (235,610,120) –
Total $ 2,406,412,503 $ 4,058,239 $ 2,401,144,645 $ 1,209,619

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 42.5%
Basic Materials - 1.4%
BHP Billiton Finance USA Ltd. (Australia)
5.000% due 02/21/30  $ 2,855,000 $ 2,926,339
Celanese U.S. Holdings LLC
1.400% due 08/05/26  1,105,000 1,065,897
6.415% due 07/15/27  691,000 716,048
Corp. Nacional del Cobre de Chile (Chile)
3.000% due 09/30/29 ~ 3,400,000 3,160,833
3.625% due 08/01/27 ~ 477,000 468,521
FMC Corp.
3.200% due 10/01/26  545,000 534,909
3.450% due 10/01/29  1,623,000 1,512,605
LYB International Finance III LLC
1.250% due 10/01/25  1,263,000 1,252,018
Ma'aden Sukuk Ltd. (Saudi Arabia)
5.250% due 02/13/30 ~ 3,180,000 3,238,585
MEGlobal BV (Kuwait)
2.625% due 04/28/28 ~ 1,040,000 980,282
Nutrien Ltd. (Canada)
4.900% due 03/27/28  1,015,000 1,029,798
Rio Tinto Finance USA PLC (Australia)
4.875% due 03/14/30  1,520,000 1,549,783
Sherwin-Williams Co.
4.550% due 03/01/28  1,750,000 1,765,718
20,201,336
Communications - 1.7%
AT&T, Inc.
4.100% due 02/15/28  750,000 747,035
Charter Communications Operating LLC/Charter
Communications Operating Capital
6.150% due 11/10/26  710,000 723,790
Comcast Corp.
4.150% due 10/15/28  445,000 444,253
Cox Communications, Inc.
3.350% due 09/15/26 ~ 880,000 866,604
3.500% due 08/15/27 ~ 935,000 917,196
Crown Castle Towers LLC
4.241% due 07/15/48 ~ 1,040,000 1,022,260
KT Corp. (South Korea)
due 01/03/29 # ~ 1,970,000 1,970,083
4.000% due 08/08/25 ~ 1,680,000 1,678,775
4.125% due 02/02/28 ~ 600,000 596,655
NBN Co. Ltd. (Australia)
1.450% due 05/05/26 ~ 2,805,000 2,735,622
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  2,845,000 2,790,362
5.000% due 02/15/29  3,760,000 3,814,143
T-Mobile USA, Inc.
2.625% due 04/15/26  750,000 738,859
Uber Technologies, Inc.
4.500% due 08/15/29 ~ 3,487,000 3,468,925
Verizon Communications, Inc.
2.100% due 03/22/28  3,030,000 2,871,530
25,386,092
Consumer, Cyclical - 5.7%
Advance Auto Parts, Inc.
5.900% due 03/09/26  1,745,000 1,746,317
American Airlines Class B
3.700% due 04/15/27  479,301 476,433
a
Principal
Amount Value
American Honda Finance Corp.
5.650% due 11/15/28  $ 2,285,000 $ 2,376,019
Aptiv Swiss Holdings Ltd.
4.650% due 09/13/29  1,520,000 1,516,687
AutoZone, Inc.
5.125% due 06/15/30  1,560,000 1,600,005
BMW U.S. Capital LLC (Germany)
4.600% due 08/13/27 ~ 3,605,000 3,626,424
Daimler Truck Finance North America LLC
(Germany)
5.000% due 01/15/27 ~ 305,000 308,036
5.125% due 09/25/27 ~ 1,725,000 1,750,117
Darden Restaurants, Inc.
4.350% due 10/15/27  1,555,000 1,558,506
Delta Air Lines, Inc.
4.950% due 07/10/28  1,295,000 1,303,239
Dollar General Corp.
3.875% due 04/15/27  389,000 385,694
4.125% due 05/01/28  1,979,000 1,963,963
4.625% due 11/01/27  1,145,000 1,152,363
5.200% due 07/05/28  1,839,000 1,876,038
Ford Motor Credit Co. LLC
5.125% due 11/05/26  1,785,000 1,781,258
5.800% due 03/05/27  1,275,000 1,285,531
5.918% due 03/20/28  2,685,000 2,712,797
General Motors Co.
5.350% due 04/15/28  985,000 1,000,150
General Motors Financial Co., Inc.
5.050% due 04/04/28  2,790,000 2,811,837
5.350% due 07/15/27  2,831,000 2,874,223
5.400% due 04/06/26  855,000 859,039
5.400% due 05/08/27  836,000 848,491
Hyundai Capital America
4.850% due 03/25/27 ~ 1,745,000 1,753,227
4.875% due 06/23/27 ~ 1,495,000 1,504,262
5.000% due 01/07/28 ~ 1,915,000 1,930,277
5.250% due 01/08/27 ~ 460,000 464,412
5.500% due 03/30/26 ~ 760,000 764,819
5.600% due 03/30/28 ~ 1,255,000 1,285,549
6.250% due 11/03/25 ~ 630,000 632,569
LG Energy Solution Ltd. (South Korea)
5.375% due 07/02/27 ~ 2,150,000 2,171,270
Lowe's Cos., Inc.
3.350% due 04/01/27  750,000 739,158
Marriott International, Inc.
3.125% due 06/15/26  2,000,000 1,976,219
Mattel, Inc.
3.375% due 04/01/26 ~ 2,000,000 1,975,470
McDonald's Corp.
3.800% due 04/01/28  2,779,000 2,757,024
Mercedes-Benz Finance North America LLC
(Germany)
4.650% due 04/01/27 ~ 3,500,000 3,514,331
O'Reilly Automotive, Inc.
4.350% due 06/01/28  1,737,000 1,742,692
5.750% due 11/20/26  3,500,000 3,563,161
Ross Stores, Inc.
0.875% due 04/15/26  3,000,000 2,915,560
Sands China Ltd. (Macau)
3.800% due 01/08/26  1,100,000 1,094,993
Starbucks Corp.
2.000% due 03/12/27  500,000 481,311
4.000% due 11/15/28  1,510,000 1,499,725

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
TML Holdings Pte. Ltd. (India)
4.350% due 06/09/26 ~ $ 2,200,000 $ 2,186,260
Toyota Motor Credit Corp.
4.500% due 05/14/27  4,410,000 4,442,388
Volkswagen Group of America Finance LLC
(Germany)
4.850% due 08/15/27 ~ 2,705,000 2,707,418
5.050% due 03/27/28 ~ 1,220,000 1,227,325
5.700% due 09/12/26 ~ 1,435,000 1,451,032
6.000% due 11/16/26 ~ 1,920,000 1,951,344
82,544,963
Consumer, Non-Cyclical - 6.3%
Altria Group, Inc.
2.625% due 09/16/26  1,500,000 1,471,608
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26  2,000,000 1,958,854
4.448% due 03/16/28  4,100,000 4,107,497
Becton Dickinson & Co.
4.693% due 02/13/28  2,980,000 3,009,950
Cencora, Inc.
3.450% due 12/15/27  372,000 365,284
4.625% due 12/15/27  1,125,000 1,134,692
4.850% due 12/15/29  585,000 594,453
Cencosud SA (Chile)
4.375% due 07/17/27 ~ 2,200,000 2,184,093
Centene Corp.
4.625% due 12/15/29  5,965,000 5,805,719
CSL Finance PLC (Australia)
3.850% due 04/27/27 ~ 605,000 600,929
CVS Health Corp.
1.300% due 08/21/27  3,910,000 3,666,569
2.875% due 06/01/26  858,000 845,111
3.000% due 08/15/26  2,085,000 2,052,508
4.300% due 03/25/28  1,365,000 1,359,640
Diageo Investment Corp. (United Kingdom)
5.125% due 08/15/30  865,000 891,436
Element Fleet Management Corp. (Canada)
5.037% due 03/25/30 ~ 1,455,000 1,468,450
5.643% due 03/13/27 ~ 1,390,000 1,412,147
ERAC USA Finance LLC
4.600% due 05/01/28 ~ 2,780,000 2,813,070
5.000% due 02/15/29 ~ 1,145,000 1,172,547
HCA, Inc.
3.125% due 03/15/27  2,440,000 2,390,110
5.625% due 09/01/28  3,000,000 3,089,201
5.875% due 02/15/26  1,150,000 1,151,283
Health Care Service Corp. A Mutual Legal
Reserve Co.
5.200% due 06/15/29 ~ 615,000 627,812
Highmark, Inc.
1.450% due 05/10/26 ~ 1,075,000 1,044,668
HPHT Finance 21 II Ltd. (Hong Kong)
1.500% due 09/17/26 ~ 3,450,000 3,326,389
Humana, Inc.
5.750% due 03/01/28  510,000 526,529
5.750% due 12/01/28  1,923,000 2,001,982
Icon Investments Six DAC
5.809% due 05/08/27  3,410,000 3,482,582
Imperial Brands Finance PLC (United Kingdom)
due 06/30/28 # ~ 1,580,000 1,580,087
3.500% due 07/26/26 ~ 2,507,000 2,477,885
IQVIA, Inc.
6.250% due 02/01/29  1,190,000 1,244,551
a
Principal
Amount Value
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ $ 2,645,000 $ 2,685,380
Kroger Co.
3.700% due 08/01/27  194,000 192,318
Mars, Inc.
4.550% due 04/20/28 ~ 2,250,000 2,272,678
4.600% due 03/01/28 ~ 1,285,000 1,295,713
4.800% due 03/01/30 ~ 1,930,000 1,956,179
PeaceHealth Obligated Group
1.375% due 11/15/25  340,000 335,225
Philip Morris International, Inc.
5.125% due 11/17/27  809,000 825,445
S&P Global, Inc.
2.450% due 03/01/27  3,325,000 3,236,970
Solventum Corp.
5.400% due 03/01/29  1,989,000 2,048,724
5.450% due 02/25/27  3,810,000 3,873,739
Stryker Corp.
4.250% due 09/11/29  1,345,000 1,343,216
4.700% due 02/10/28  3,000,000 3,041,450
Thermo Fisher Scientific, Inc.
1.750% due 10/15/28  1,480,000 1,371,158
UnitedHealth Group, Inc.
4.400% due 06/15/28  995,000 1,000,062
5.250% due 02/15/28  1,330,000 1,365,523
Utah Acquisition Sub, Inc.
3.950% due 06/15/26  1,872,000 1,854,777
Viatris, Inc.
2.300% due 06/22/27  1,709,000 1,629,184
Viterra Finance BV (Netherlands)
2.000% due 04/21/26 ~ 260,000 254,520
4.900% due 04/21/27 ~ 1,820,000 1,826,057
92,265,954
Energy - 3.7%
BP Capital Markets America, Inc.
4.234% due 11/06/28  726,000 726,456
BP Capital Markets PLC
3.723% due 11/28/28  2,055,000 2,021,636
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  1,588,000 1,573,035
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27 † 2,042,000 2,061,968
Columbia Pipelines Holding Co. LLC
6.055% due 08/15/26 ~ 280,000 283,505
Diamondback Energy, Inc.
5.200% due 04/18/27  1,000,000 1,014,115
Enbridge, Inc. (Canada)
4.600% due 06/20/28  670,000 675,196
5.900% due 11/15/26  950,000 967,163
6.000% due 11/15/28  940,000 987,221
Energy Transfer LP
5.250% due 07/01/29  1,175,000 1,204,119
6.050% due 12/01/26  3,500,000 3,574,803
EQT Corp.
3.125% due 05/15/26 ~ 315,000 310,211
Gray Oak Pipeline LLC
2.600% due 10/15/25 ~ 800,000 794,777
HF Sinclair Corp.
5.750% due 01/15/31  2,200,000 2,254,274
Kinder Morgan, Inc.
5.150% due 06/01/30  1,620,000 1,654,720
Occidental Petroleum Corp.
5.000% due 08/01/27  1,180,000 1,190,951

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.200% due 08/01/29  $ 985,000 $ 988,892
ONEOK, Inc.
4.250% due 09/24/27  2,835,000 2,831,657
4.850% due 07/15/26  3,413,000 3,420,069
5.550% due 11/01/26  1,595,000 1,617,377
Ovintiv, Inc.
5.375% due 01/01/26  750,000 750,718
Sabine Pass Liquefaction LLC
4.200% due 03/15/28  812,000 807,893
5.875% due 06/30/26  3,500,000 3,519,478
Schlumberger Holdings Corp.
3.900% due 05/17/28 ~ 3,174,000 3,142,972
Schlumberger Investment SA
4.500% due 05/15/28  922,000 929,846
South Bow USA Infrastructure Holdings LLC
(Canada)
4.911% due 09/01/27 ~ 1,435,000 1,444,602
Targa Resources Corp.
5.200% due 07/01/27  657,000 666,105
Tengizchevroil Finance Co. International Ltd.
(Kazakhstan)
4.000% due 08/15/26 ~ 2,880,000 2,844,180
Valero Energy Corp.
5.150% due 02/15/30  665,000 678,542
Williams Cos., Inc.
4.625% due 06/30/30  2,040,000 2,042,102
4.800% due 11/15/29  1,445,000 1,462,138
5.400% due 03/02/26  3,750,000 3,771,915
Woodside Finance Ltd. (Australia)
3.700% due 09/15/26 ~ 1,424,000 1,409,844
53,622,480
Financial - 13.9%
Abu Dhabi Developmental Holding Co. PJSC
(United Arab Emirates)
4.500% due 05/06/30 ~ 3,200,000 3,196,299
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
6.100% due 01/15/27  800,000 818,006
6.450% due 04/15/27  4,984,000 5,148,186
Ally Financial, Inc.
5.737% due 05/15/29  1,225,000 1,247,069
American Express Co.
4.731% due 04/25/29  1,845,000 1,866,342
5.043% due 07/26/28  1,745,000 1,769,195
5.098% due 02/16/28  1,450,000 1,466,984
5.532% due 04/25/30  1,250,000 1,299,703
American International Group, Inc.
4.850% due 05/07/30  1,485,000 1,509,371
American Tower Corp.
3.550% due 07/15/27  914,000 901,106
Aspen Insurance Holdings Ltd. (Bermuda)
5.750% due 07/01/30  940,000 955,974
Athene Global Funding
4.860% due 08/27/26 ~ 3,640,000 3,656,431
5.349% due 07/09/27 ~ 1,650,000 1,676,190
5.684% due 02/23/26 ~ 2,150,000 2,165,148
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 1,277,000 1,253,614
5.750% due 03/01/29 ~ 1,490,000 1,531,234
6.375% due 05/04/28 ~ 895,000 933,693
Banco Santander SA (Spain)
5.552% due 03/14/28  1,200,000 1,219,666
a
Principal
Amount Value
Bank of America Corp.
1.734% due 07/22/27  $ 3,685,000 $ 3,582,499
4.623% due 05/09/29  2,645,000 2,662,142
Bank of New York Mellon
4.729% due 04/20/29  2,050,000 2,079,268
Bank of New York Mellon Corp.
4.947% due 04/26/27  2,000,000 2,009,631
Barclays PLC (United Kingdom)
5.086% due 02/25/29  3,565,000 3,609,955
7.325% due 11/02/26  2,945,000 2,969,658
BNP Paribas SA (France)
4.792% due 05/09/29 ~ 6,075,000 6,107,199
Brighthouse Financial Global Funding
1.550% due 05/24/26 ~ 390,000 379,454
Brown & Brown, Inc.
4.700% due 06/23/28  805,000 812,034
CaixaBank SA (Spain)
6.684% due 09/13/27 ~ 2,245,000 2,299,656
Capital One Financial Corp.
6.312% due 06/08/29  835,000 876,646
7.149% due 10/29/27  1,335,000 1,379,724
CBRE Services, Inc.
4.800% due 06/15/30  695,000 697,469
Charles Schwab Corp.
2.450% due 03/03/27  3,523,000 3,425,214
Citigroup, Inc.
5.174% due 02/13/30  1,465,000 1,494,970
CNO Global Funding
1.750% due 10/07/26 ~ 3,105,000 3,000,953
4.875% due 12/10/27 ~ 786,000 792,497
Corebridge Global Funding
4.650% due 08/20/27 ~ 390,000 392,915
5.200% due 01/12/29 ~ 1,245,000 1,275,827
Credit Agricole SA (France)
5.222% due 05/27/31 ~ 1,365,000 1,390,935
5.230% due 01/09/29 ~ 2,215,000 2,251,868
Crown Castle, Inc.
1.050% due 07/15/26  1,805,000 1,738,867
2.900% due 03/15/27  1,580,000 1,537,661
4.450% due 02/15/26  3,505,000 3,501,212
4.800% due 09/01/28  575,000 578,675
5.000% due 01/11/28  710,000 717,256
5.600% due 06/01/29  1,075,000 1,110,024
Danske Bank AS (Denmark)
4.613% due 10/02/30 ~ 1,520,000 1,514,300
5.427% due 03/01/28 ~ 1,655,000 1,684,120
6.259% due 09/22/26 ~ 650,000 652,031
Emaar Sukuk Ltd. (United Arab Emirates)
3.635% due 09/15/26 ~ 2,480,000 2,451,292
Equitable America Global Funding
4.650% due 06/09/28 ~ 1,685,000 1,695,256
Equitable Financial Life Global Funding
1.700% due 11/12/26 ~ 1,565,000 1,509,444
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 3,640,000 3,746,449
GA Global Funding Trust
4.400% due 09/23/27 ~ 1,500,000 1,497,597
5.400% due 01/13/30 ~ 1,845,000 1,895,557
Goldman Sachs Group, Inc.
4.482% due 08/23/28  875,000 876,328
4.937% due 04/23/28  4,235,000 4,269,650
5.218% due 04/23/31  2,110,000 2,163,661

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
HDFC Bank Ltd. (India)
5.196% due 02/15/27 ~ $ 2,140,000 $ 2,158,064
HSBC Holdings PLC (United Kingdom)
4.899% due 03/03/29  1,645,000 1,659,151
5.130% due 11/19/28  1,445,000 1,463,674
5.597% due 05/17/28  2,765,000 2,817,780
ING Groep NV (Netherlands)
4.858% due 03/25/29  1,310,000 1,323,584
Intercontinental Exchange, Inc.
3.625% due 09/01/28  1,763,000 1,727,054
Jackson National Life Global Funding
4.900% due 01/13/27 ~ 2,590,000 2,609,479
5.550% due 07/02/27 ~ 755,000 770,682
5.600% due 04/10/26 ~ 1,500,000 1,512,917
JPMorgan Chase & Co.
4.979% due 07/22/28  2,335,000 2,365,438
5.040% due 01/23/28  830,000 838,137
5.103% due 04/22/31  1,590,000 1,629,842
5.235% (SOFR + 0.885%)
due 04/22/27 § 1,300,000 1,303,835
Kilroy Realty LP
4.375% due 10/01/25  1,000,000 998,417
Lloyds Banking Group PLC (United Kingdom)
5.462% due 01/05/28  1,715,000 1,738,702
LPL Holdings, Inc.
4.625% due 11/15/27 ~ 405,000 404,339
4.900% due 04/03/28  1,220,000 1,229,514
5.700% due 05/20/27  2,455,000 2,502,435
6.750% due 11/17/28  540,000 576,105
Manufacturers & Traders Trust Co.
4.762% due 07/06/28  1,640,000 1,651,666
Marsh & McLennan Cos., Inc.
4.550% due 11/08/27  2,105,000 2,121,348
Morgan Stanley
4.994% due 04/12/29  2,075,000 2,105,465
Nasdaq, Inc.
5.350% due 06/28/28  385,000 396,510
Northwestern Mutual Global Funding
4.350% due 09/15/27 ~ 2,000,000 2,008,580
PNC Bank NA
4.543% due 05/13/27  4,895,000 4,898,126
PNC Financial Services Group, Inc.
4.758% due 01/26/27  2,840,000 2,844,461
Prologis LP
3.875% due 09/15/28  855,000 847,806
Realty Income Corp.
5.050% due 01/13/26  255,000 255,001
Reinsurance Group of America, Inc.
3.950% due 09/15/26  1,500,000 1,491,973
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,195,000 1,213,068
Santander Holdings USA, Inc.
2.490% due 01/06/28  1,940,000 1,878,544
6.124% due 05/31/27  670,000 677,662
SBA Tower Trust
1.631% due 05/15/51 ~ 1,045,000 1,002,911
1.884% due 07/15/50 ~ 725,000 713,234
4.831% due 10/15/29 ~ 2,110,000 2,114,410
6.599% due 11/15/52 ~ 2,920,000 3,001,828
Societe Generale SA (France)
5.249% due 05/22/29 ~ 1,740,000 1,761,636
5.519% due 01/19/28 ~ 3,690,000 3,736,792
a
Principal
Amount Value
Standard Chartered PLC (United Kingdom)
4.300% due 02/19/27 ~ $ 1,728,000 $ 1,717,466
5.688% due 05/14/28 ~ 1,330,000 1,357,117
State Street Corp.
4.834% due 04/24/30  1,905,000 1,940,806
U.S. Bancorp
4.548% due 07/22/28  2,275,000 2,280,493
5.727% due 10/21/26  1,250,000 1,254,265
U.S. Bank NA
4.730% due 05/15/28  3,465,000 3,483,564
UBS Group AG (Switzerland)
1.494% due 08/10/27 ~ 2,285,000 2,210,480
6.327% due 12/22/27 ~ 1,090,000 1,119,447
Wells Fargo & Co.
4.900% due 01/24/28  2,835,000 2,856,451
4.970% due 04/23/29  5,670,000 5,750,088
Western Union Co.
1.350% due 03/15/26  5,014,000 4,897,534
202,461,986
Industrial - 2.9%
Amphenol Corp.
5.050% due 04/05/29  919,000 945,677
Amrize Finance U.S. LLC
4.700% due 04/07/28 ~ 2,040,000 2,059,082
4.950% due 04/07/30 ~ 885,000 897,299
BAE Systems PLC (United Kingdom)
5.000% due 03/26/27 ~ 1,370,000 1,386,371
Boeing Co.
2.196% due 02/04/26  625,000 615,333
3.200% due 03/01/29  1,460,000 1,390,184
6.259% due 05/01/27  3,087,000 3,177,224
Brambles USA, Inc. (Australia)
4.125% due 10/23/25 ~ 1,414,000 1,413,313
Fortive Corp.
3.150% due 06/15/26  1,820,000 1,796,199
GATX Corp.
3.250% due 09/15/26  1,000,000 985,605
3.850% due 03/30/27  377,000 373,348
5.400% due 03/15/27  1,544,000 1,565,951
Huntington Ingalls Industries, Inc.
5.353% due 01/15/30  290,000 298,207
Keysight Technologies, Inc.
5.350% due 07/30/30  1,370,000 1,413,401
Mohawk Industries, Inc.
5.850% due 09/18/28  605,000 628,604
Northrop Grumman Corp.
3.250% due 01/15/28  265,000 258,997
Owens Corning
3.400% due 08/15/26  750,000 741,907
5.500% due 06/15/27  1,350,000 1,379,552
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.700% due 06/15/26 ~ 1,401,000 1,363,097
3.400% due 11/15/26 ~ 1,800,000 1,772,853
5.350% due 01/12/27 ~ 1,195,000 1,208,916
5.750% due 05/24/26 ~ 2,500,000 2,521,500
Regal Rexnord Corp.
6.050% due 02/15/26  4,212,000 4,236,968
6.050% due 04/15/28  2,060,000 2,123,396
Republic Services, Inc.
4.750% due 07/15/30  450,000 458,644
4.875% due 04/01/29  2,555,000 2,610,872
RTX Corp.
6.700% due 08/01/28  266,000 284,064

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
7.000% due 11/01/28  $ 1,077,000 $ 1,154,984
Sydney Airport Finance Co. Pty. Ltd. (Australia)
3.625% due 04/28/26 ~ 1,250,000 1,240,508
Waste Management, Inc.
3.875% due 01/15/29  1,860,000 1,837,795
42,139,851
Technology - 3.5%
Analog Devices, Inc.
1.700% due 10/01/28  525,000 486,893
Atlassian Corp.
5.250% due 05/15/29  1,200,000 1,232,531
Cadence Design Systems, Inc.
4.200% due 09/10/27  114,000 114,191
Dell International LLC/EMC Corp.
4.750% due 04/01/28  2,020,000 2,044,075
Fiserv, Inc.
4.200% due 10/01/28  1,197,000 1,190,897
5.150% due 03/15/27  1,920,000 1,945,932
Fortinet, Inc.
1.000% due 03/15/26  2,750,000 2,679,748
Foundry JV Holdco LLC
5.500% due 01/25/31 ~ 435,000 446,492
5.900% due 01/25/30 ~ 1,015,000 1,061,280
Intel Corp.
3.150% due 05/11/27  431,000 422,472
3.750% due 08/05/27  1,420,000 1,401,663
4.000% due 08/05/29  940,000 920,582
4.875% due 02/10/28  980,000 992,695
International Business Machines Corp.
4.650% due 02/10/28  4,625,000 4,679,450
Marvell Technology, Inc.
1.650% due 04/15/26  750,000 733,117
4.750% due 07/15/30  595,000 597,812
4.875% due 06/22/28  2,840,000 2,873,407
Micron Technology, Inc.
5.375% due 04/15/28  3,970,000 4,082,769
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
3.150% due 05/01/27  145,000 141,936
3.875% due 06/18/26  980,000 974,531
4.300% due 06/18/29  1,888,000 1,871,136
4.400% due 06/01/27  1,735,000 1,738,890
Oracle Corp.
1.650% due 03/25/26  2,500,000 2,449,278
Paychex, Inc.
5.100% due 04/15/30  3,625,000 3,714,327
Synopsys, Inc.
4.650% due 04/01/28  3,865,000 3,905,125
4.850% due 04/01/30  2,485,000 2,520,281
Take-Two Interactive Software, Inc.
4.950% due 03/28/28  1,500,000 1,523,448
5.000% due 03/28/26  2,500,000 2,506,362
Western Digital Corp.
4.750% due 02/15/26  1,040,000 1,038,038
Workday, Inc.
3.500% due 04/01/27  1,250,000 1,234,406
51,523,764
Utilities - 3.4%
AES Corp.
1.375% due 01/15/26  3,786,000 3,714,440
American Electric Power Co., Inc.
5.200% due 01/15/29  3,010,000 3,087,982
a
Principal
Amount Value
APA Infrastructure Ltd. (Australia)
4.250% due 07/15/27 ~ $ 3,478,000 $ 3,463,106
Appalachian Power Co.
3.300% due 06/01/27  4,538,000 4,454,788
Constellation Energy Generation LLC
5.600% due 03/01/28  1,390,000 1,438,668
DTE Electric Co.
4.250% due 05/14/27  2,875,000 2,880,200
DTE Energy Co.
4.950% due 07/01/27  1,125,000 1,138,462
5.200% due 04/01/30  1,435,000 1,469,143
Duke Energy Corp.
4.300% due 03/15/28  1,020,000 1,021,530
Enel Finance International NV (Italy)
1.625% due 07/12/26 ~ 2,710,000 2,630,740
7.050% due 10/14/25 ~ 1,200,000 1,207,140
Exelon Corp.
5.150% due 03/15/29  575,000 590,171
FirstEnergy Corp.
3.900% due 07/15/27  1,282,000 1,268,031
FirstEnergy Transmission LLC
4.550% due 01/15/30  295,000 295,289
National Rural Utilities Cooperative Finance Corp.
4.120% due 09/16/27  1,296,000 1,295,312
4.800% due 03/15/28  953,000 968,507
5.100% due 05/06/27  717,000 728,894
NextEra Energy Capital Holdings, Inc.
1.875% due 01/15/27  2,750,000 2,653,025
Niagara Mohawk Power Corp.
due 10/03/30 # ~ 1,280,000 1,280,000
NiSource, Inc.
5.250% due 03/30/28  260,000 266,245
NRG Energy, Inc.
2.000% due 12/02/25 ~ 665,000 655,394
Pacific Gas & Electric Co.
3.150% due 01/01/26  1,015,000 1,005,422
Public Service Enterprise Group, Inc.
4.900% due 03/15/30  2,575,000 2,620,243
Sempra
5.400% due 08/01/26  980,000 989,748
Southern California Gas Co.
2.950% due 04/15/27  1,570,000 1,538,725
Southern Co.
5.113% due 08/01/27  1,235,000 1,253,976
Tenaga Nasional Bhd. (Malaysia)
7.500% due 11/01/25 ~ 1,200,000 1,210,738
Terraform Global Operating LP
6.125% due 03/01/26 ~ † 1,993,000 1,988,100
Trans-Allegheny Interstate Line Co.
5.000% due 01/15/31 ~ 440,000 447,873
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 1,226,000 1,232,760
48,794,652
Total Corporate Bonds & Notes
    (Cost $614,452,665) 618,941,078

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
MORTGAGE-BACKED SECURITIES - 13.5%
Collateralized Mortgage Obligations - Commercial - 3.6%
ALA Trust
6.043% (SOFR + 1.743%)
due 06/15/40 ~ § $ 1,340,000 $ 1,349,429
Bank
2.263% due 08/15/61  70,553 66,431
5.523% due 06/15/57  233,685 239,163
Bank5
5.646% due 04/15/58  5,000,000 5,209,224
5.902% due 12/15/57 § 350,000 367,492
6.122% due 12/15/57 § 425,000 444,243
6.139% due 11/15/57  600,000 627,190
Benchmark Mortgage Trust
5.660% due 04/15/57  5,000,000 5,214,787
6.201% due 11/15/57 § 510,000 533,910
BMO Mortgage Trust
6.526% due 05/15/57 § 1,010,000 1,072,999
BPR Trust
5.576% (SOFR + 1.264%)
due 09/15/38 ~ § 1,585,000 1,579,819
BX Commercial Mortgage Trust
5.954% (SOFR + 1.642%)
due 12/15/39 ~ § 581,383 582,861
6.105% (SOFR + 1.793%)
due 01/15/42 ~ § 480,000 484,464
6.704% (SOFR + 2.392%)
due 01/15/42 ~ § 1,260,000 1,253,807
BX Trust
due 07/15/42 # ~ § 425,000 426,786
5.706% (SOFR + 1.394%)
due 06/15/36 ~ § 935,000 930,810
5.712% (SOFR + 1.400%)
due 06/15/35 ~ § 1,230,000 1,233,759
COMM Mortgage Trust
3.759% due 08/10/48  90,519 90,322
4.019% due 02/10/47 § 863,308 844,607
4.661% due 08/10/47 ~ § 187,392 180,553
CSAIL Commercial Mortgage Trust
3.321% due 12/15/52  4,672,706 4,360,950
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
4.600% due 06/25/30  1,616,200 1,640,985
Hudson Yards Mortgage Trust
5.649% due 01/13/40 ~ § 1,921,000 1,982,277
JP Morgan Chase Commercial Mortgage
Securities Trust
6.046% (SOFR + 1.734%)
due 10/15/33 ~ § 1,200,000 1,194,284
6.446% (SOFR + 2.134%)
due 10/15/33 ~ § 2,345,000 2,322,429
6.526% (SOFR + 2.214%)
due 09/15/29 ~ § 1,025,000 878,938
6.846% (SOFR + 2.534%)
due 10/15/33 ~ § 1,890,000 1,872,355
KIND Trust
6.180% (SOFR + 1.864%)
due 08/15/38 ~ § 2,048,180 2,033,029
Lstar Commercial Mortgage Trust
2.809% due 03/10/49 ~ 57,225 56,891
MED Commercial Mortgage Trust
5.903% (SOFR + 1.592%)
due 05/15/41 ~ § 400,000 398,994
a
Principal
Amount Value
ONE Mortgage Trust
5.376% (SOFR + 1.064%)
due 03/15/36 ~ § $ 2,945,000 $ 2,830,401
5.526% (SOFR + 1.214%)
due 03/15/36 ~ § 1,580,000 1,500,746
RLGH Trust
5.226% (SOFR + 0.914%)
due 04/15/36 ~ § 1,370,000 1,366,574
ROCK Trust
5.388% due 11/13/41 ~ 5,000,000 5,120,072
SDR Commercial Mortgage Trust
6.053% (SOFR + 1.741%)
due 05/15/39 ~ § 1,125,000 1,121,181
TX Trust
6.402% (SOFR + 2.091%)
due 06/15/39 ~ § 1,500,000 1,494,216
52,906,978
Collateralized Mortgage Obligations - Residential - 3.0%
Angel Oak Mortgage Trust
0.985% due 04/25/66 ~ § 722,620 619,471
2.872% due 04/25/65 ~ § 125,427 120,075
5.573% due 04/25/70 ~ § 1,964,936 1,972,488
BINOM Securitization Trust
2.625% due 06/25/56 ~ § 457,984 419,601
COLT Mortgage Loan Trust
1.167% due 06/25/66 ~ § 700,831 605,882
1.506% due 04/27/65 ~ § 41,755 40,757
5.644% due 11/25/69 ~ § 1,047,319 1,051,111
5.794% due 04/25/70 ~ § 433,017 437,481
6.111% due 05/25/69 ~ § 979,548 987,623
Cross Mortgage Trust
5.596% due 06/25/70 ~ § 2,826,894 2,848,972
Deephaven Residential Mortgage Trust
0.973% due 05/25/65 ~ § 118,928 113,326
1.260% due 04/25/66 ~ § 307,970 273,740
EFMT
5.289% due 10/25/69 ~ § 2,405,443 2,393,913
5.387% due 05/26/70 ~ § 375,260 376,039
5.810% due 11/25/69 ~ § 1,251,260 1,256,190
Ellington Financial Mortgage Trust
3.046% due 11/25/59 ~ § 106,172 101,050
Federal Home Loan Mortgage Corp. REMICS
7.000% due 09/15/30  34,064 34,551
Federal Home Loan Mortgage Corp. STACR
REMICS Trust
5.255% (SOFR + 0.950%)
due 01/25/45 ~ § 352,625 352,272
5.405% (SOFR + 1.100%)
due 05/25/45 ~ § 1,453,375 1,454,789
Federal Home Loan Mortgage Corp. Whole Loan
Securities Trust
3.848% due 05/25/47 ~ § 23,567 23,424
Federal National Mortgage Association
Connecticut Avenue Securities Trust
5.755% (SOFR + 1.450%)
due 03/25/45 ~ § 385,058 387,588
Flagstar Mortgage Trust
4.000% due 09/25/48 ~ § 119,460 116,920
5.284% (SOFR + 0.964%)
due 03/25/50 ~ § 355,213 340,608
Galton Funding Mortgage Trust
2.832% due 01/25/60 ~ § 1,085,000 887,080
3.339% due 10/25/59 ~ § 680,000 655,549

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
3.500% due 11/25/57 ~ § $ 129,858 $ 118,691
4.000% due 02/25/59 ~ § 56,367 53,779
4.500% due 02/25/59 ~ § 77,120 75,318
GCAT Trust
5.373% due 11/25/69 ~ § 2,577,444 2,583,090
GS Mortgage-Backed Securities Trust
6.145% due 07/25/44 ~ § 10,880 10,813
HOMES Trust
5.425% due 02/25/70 ~ § 1,912,618 1,917,328
5.630% due 02/25/70 ~ § 2,282,972 2,301,083
JP Morgan Mortgage Trust
3.000% due 10/25/50 ~ § 351,758 306,178
3.500% due 08/25/50 ~ § 223,102 200,899
5.664% due 09/25/65 ~ § 1,061,784 1,069,580
MFA Trust
0.852% due 01/25/56 ~ § 172,331 166,205
1.381% due 04/25/65 ~ § 101,968 98,999
New Residential Mortgage Loan Trust
5.530% due 05/25/65 ~ § 1,839,059 1,851,390
OBX Trust
3.000% due 05/25/60 ~ § 156,191 136,771
3.500% due 12/25/49 ~ § 127,304 114,764
5.184% (SOFR + 0.864%)
due 02/25/60 ~ § 195,032 194,211
5.334% (SOFR + 1.014%)
due 10/25/59 ~ § 35,253 35,319
5.384% (SOFR + 1.064%)
due 02/25/60 ~ § 318,916 315,268
5.603% due 03/25/65 ~ § 1,773,866 1,782,226
5.639% (SOFR + 1.314%)
due 06/25/59 ~ § 54,248 53,763
Santander Mortgage Asset Receivable Trust
5.732% due 02/25/65 ~ § 1,451,008 1,462,708
Sequoia Mortgage Trust
4.000% due 06/25/48 - 08/25/48 ~ § 174,086 164,188
4.500% due 08/25/48 ~ § 4,515 4,468
Starwood Mortgage Residential Trust
0.943% due 05/25/65 ~ § 469,810 440,774
2.408% due 02/25/50 ~ § 495,586 473,468
Towd Point Mortgage Trust
3.750% due 09/25/62 ~ 4,841,042 4,635,169
5.934% (SOFR + 1.614%)
due 10/25/59 ~ § 320,000 326,882
TRK Trust
1.409% due 07/25/56 ~ § 268,624 239,483
Verus Securitization Trust
0.918% due 02/25/64 ~ § 473,332 438,526
1.031% due 02/25/66 ~ § 416,509 370,403
1.052% due 01/25/66 ~ § 310,678 278,919
1.155% due 01/25/66 ~ § 184,984 165,500
5.623% due 05/25/70 ~ § 412,442 414,862
5.930% due 03/25/68 ~ § 1,403,057 1,404,867
Wells Fargo Mortgage-Backed Securities Trust
2.500% due 09/25/51 ~ § 1,328,218 1,187,638
43,264,030
Federal Home Loan Mortgage Corp. - 1.6%
2.500% due 01/01/52  1,370,006 1,149,984
3.000% due 06/01/52  3,272,826 2,835,547
4.000% due 12/01/49 - 01/01/54 2,227,589 2,077,852
4.500% due 05/01/50 - 02/01/53 633,552 609,010
5.000% due 12/01/41 - 12/01/54 1,457,117 1,446,025
5.500% due 07/01/38 - 04/01/55 6,359,460 6,391,161
6.000% due 06/01/53 - 05/01/55 6,764,563 6,906,354
a
Principal
Amount Value
6.201% (UST + 1.951%)
due 02/01/35 § $ 47,069 $ 47,858
6.500% due 09/01/54 - 06/01/55 1,118,808 1,158,742
6.597% (UST + 2.250%)
due 08/01/35 § 100,173 103,715
7.000% due 03/01/39  94,430 99,726
7.144% (UST + 2.179%)
due 09/01/35 § 75,821 77,742
7.500% due 06/01/38  81,958 85,841
22,989,557
Federal National Mortgage Association - 4.6%
2.000% due 10/01/50  583,258 465,795
2.500% due 01/01/52 - 04/01/52 4,159,793 3,484,438
3.000% due 09/01/28 - 12/01/34 580,227 564,830
3.500% due 01/01/44 - 01/01/52 4,486,118 4,122,316
4.000% due 03/01/41 - 12/01/52 5,066,274 4,726,448
4.500% due 05/01/41 - 01/01/53 11,087,443 10,668,124
5.000% due 06/01/40 - 12/01/54 14,010,474 13,788,006
5.500% due 01/01/36 - 10/01/54 6,701,032 6,769,657
6.000% due 03/01/37 - 09/01/54 4,903,455 5,030,625
6.236% (RFUCC + 1.548%)
due 01/01/35 § 1,478 1,517
6.425% (RFUCC + 1.504%)
due 02/01/33 § 12,629 12,786
6.465% (UST + 2.215%)
due 02/01/33 § 28,008 28,662
6.480% (RFUCC + 1.605%)
due 04/01/33 § 14,285 14,507
6.500% due 05/01/33 - 06/01/55 15,971,587 16,512,620
6.508% (UST + 2.258%)
due 06/01/35 § 53,386 55,072
7.000% due 06/01/33  101,874 104,974
7.115% (UST + 2.261%)
due 06/01/33 § 118,530 121,614
66,471,991
Government National Mortgage Association - 0.7%
due 07/20/54 # 2,400,000 2,403,899
3.000% due 09/20/47  1,958,544 1,754,279
3.500% due 06/20/52 - 07/20/52 4,287,282 3,913,589
4.000% due 10/20/50  497,353 473,552
4.625% (UST + 1.500%)
due 09/20/34 § 191,387 194,212
5.000% due 12/20/34 - 05/20/48 1,030,516 1,031,347
5.500% due 09/15/45 - 02/20/49 869,030 892,484
5.625% (UST + 1.500%)
due 01/20/35 § 278,082 278,985
6.000% due 07/15/36  116,513 122,110
11,064,457
Total Mortgage-Backed Securities
    (Cost $198,880,590) 196,697,013
ASSET-BACKED SECURITIES - 21.1%
Automobile Other - 4.9%
Ally Auto Receivables Trust
6.010% due 01/17/34 ~ 185,815 186,475
Ally Bank Auto Credit-Linked Notes
5.117% due 09/15/32 ~ 1,860,141 1,873,323
5.827% due 05/17/32 ~ 153,930 156,243
6.022% due 05/17/32 ~ 163,166 165,307

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
ARI Fleet Lease Trust
6.030% due 02/17/32 ~ $ 1,115,000 $ 1,134,771
Avis Budget Rental Car Funding AESOP LLC
1.630% due 08/20/27 ~ 1,080,000 1,048,092
2.960% due 02/20/27 ~ 2,490,000 2,467,858
7.320% due 02/20/28 ~ 240,000 242,259
Bayview Opportunity Master Fund VII LLC
5.405% (SOFR + 1.100%)
due 12/26/31 ~ § 635,256 637,364
CarMax Auto Owner Trust
5.470% due 08/15/29  1,375,000 1,398,131
5.610% due 02/15/29  1,695,000 1,732,740
5.670% due 01/15/31  265,000 270,824
6.440% due 12/16/30  1,160,000 1,196,539
6.580% due 05/15/29  1,845,000 1,922,786
Carvana Auto Receivables Trust
1.420% due 08/10/27  2,683,000 2,581,107
2.250% due 09/11/28  1,780,000 1,698,002
5.670% due 09/10/30 ~ 1,135,000 1,152,705
Drive Auto Receivables Trust
1.940% due 06/15/29 ~ 1,777,392 1,746,284
4.790% due 09/15/32  3,000,000 3,018,413
Exeter Automobile Receivables Trust
4.860% due 02/15/30  1,515,000 1,529,350
5.980% due 12/15/28  3,370,000 3,390,675
Exeter Select Automobile Receivables Trust
4.870% due 08/15/31  1,656,000 1,667,962
Ford Credit Auto Lease Trust
6.430% due 04/15/27  1,425,000 1,440,285
Ford Credit Auto Owner Trust
1.740% due 04/15/33 ~ 695,000 688,365
1.910% due 10/17/33 ~ 1,750,000 1,708,707
2.110% due 05/15/34 ~ 900,000 868,301
5.580% due 08/15/35 ~ 3,300,000 3,372,100
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  2,568,000 2,588,815
5.750% due 05/15/28 ~ 1,485,000 1,496,136
6.620% due 05/15/28 ~ 1,765,000 1,781,683
Gm Financial Automobile Leasing Trust
5.040% due 10/22/29  2,170,000 2,188,377
GM Financial Consumer Automobile Receivables
Trust
4.620% due 05/16/31  1,000,000 1,006,336
5.030% due 09/18/28  520,000 524,546
Huntington Bank Auto Credit-Linked Notes
4.957% due 03/21/33 ~ 1,327,176 1,333,262
5.442% due 10/20/32 ~ 2,345,439 2,368,713
6.153% due 05/20/32 ~ 2,999,475 3,051,827
Hyundai Auto Lease Securitization Trust
4.940% due 08/15/29 ~ 810,000 819,496
Hyundai Auto Receivables Trust
4.920% due 07/15/32  100,000 101,065
Navistar Financial Dealer Note Master Owner
Trust
5.790% due 04/25/29 ~ 140,000 141,063
6.130% due 04/25/29 ~ 220,000 221,495
Nissan Auto Receivables Owner Trust
4.790% due 10/15/31  535,000 541,180
Octane Receivables Trust
5.510% due 10/20/31 ~ 265,000 270,379
6.740% due 08/20/29 ~ 225,000 230,896
Santander Bank Auto Credit-Linked Notes
4.965% due 01/18/33 ~ 275,000 275,816
a
Principal
Amount Value
5.141% due 01/18/33 ~ $ 390,000 $ 391,159
5.933% due 12/15/33 ~ 1,484,047 1,498,258
6.451% due 12/15/32 ~ 88,228 88,319
Santander Consumer Auto Receivables Trust
3.090% due 03/15/29 ~ 1,193,061 1,180,317
Santander Drive Auto Receivables Trust
2.510% due 12/15/28  3,157,207 3,130,695
4.030% due 03/15/29 ~ 3,500,000 3,482,561
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 440,000 441,510
5.038% due 07/25/31 ~ 394,100 397,127
5.121% due 12/29/32 ~ 200,000 200,686
SFS Auto Receivables Securitization Trust
5.510% due 01/20/32 ~ 260,000 265,819
U.S. Bank NA
6.789% due 08/25/32 ~ 178,480 180,630
World Omni Auto Receivables Trust
2.550% due 09/15/28  1,105,000 1,088,589
World Omni Select Auto Trust
5.870% due 08/15/28  1,200,000 1,211,571
71,793,294
Automobile Sequential - 0.8%
ARI Fleet Lease Trust
4.600% due 03/15/34 ~ 550,000 555,899
Chase Auto Credit Linked Notes
4.753% due 02/25/33 ~ 1,305,000 1,309,223
Enterprise Fleet Financing LLC
4.980% due 08/21/28 ~ 310,000 314,252
5.060% due 03/20/31 ~ 210,000 214,550
GM Financial Consumer Automobile Receivables
Trust
4.420% due 05/16/31  2,000,000 2,020,810
Hyundai Auto Lease Securitization Trust
4.530% due 04/17/28 ~ 385,000 387,860
Mercedes-Benz Auto Lease Trust
4.690% due 02/18/31  1,235,000 1,254,960
Octane Receivables Trust
4.940% due 05/20/30 ~ 304,442 305,432
5.010% due 01/22/46 ~ 777,137 785,305
Porsche Innovative Lease Owner Trust
4.690% due 11/20/30 ~ 1,160,000 1,172,943
Santander Bank Auto Credit-Linked Notes
5.644% due 12/15/33 ~ 323,364 327,439
SFS Auto Receivables Securitization Trust
5.260% due 08/20/30 ~ 410,000 420,795
Stellantis Financial Underwritten Enhanced
Lease Trust
4.630% due 07/20/27 ~ 1,940,000 1,945,318
11,014,786
Credit Card Bullet - 0.2%
Synchrony Card Funding LLC
4.490% due 05/15/31  2,980,000 3,010,527
Home Equity Other - 0.1%
BRAVO Residential Funding Trust
5.155% (SOFR + 0.850%)
due 11/25/69 ~ § 149,184 148,896
5.155% (SOFR + 0.850%)
due 01/25/70 ~ § 260,400 259,981
Finance of America HECM Buyout
4.000% due 10/01/34 ~ § 900,935 895,375
1,304,252

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Other Asset-Backed Securities - 15.1%
Affirm Asset Securitization Trust
5.080% due 04/15/30 ~ $ 1,906,745 $ 1,908,773
Affirm Master Trust
4.670% due 07/15/33 ~ 1,245,000 1,252,922
5.060% due 07/15/33 ~ 1,315,000 1,320,655
Alinea CLO Ltd. (Cayman)
5.169% (SOFR + 0.900%)
due 07/20/31 ~ § 539,857 538,981
5.419% (SOFR + 1.150%)
due 07/20/31 ~ § 250,000 249,602
AMSR Trust
1.379% due 11/17/37 ~ 757,909 748,900
1.632% due 07/17/37 ~ 2,347,614 2,342,724
2.278% due 08/17/38 ~ 3,000,000 2,893,443
Amur Equipment Finance Receivables X LLC
2.910% due 08/21/28 ~ 3,000,000 2,986,548
5.020% due 12/20/28 ~ 785,000 784,247
Anchorage Capital CLO 6 Ltd. (Cayman)
5.712% (SOFR + 1.440%)
due 04/22/34 ~ § 4,052,000 4,061,107
Anthelion CLO Ltd. (Cayman)
due 07/20/36 # ~ § 2,125,000 2,119,688
Arbys Funding LLC
3.237% due 07/30/50 ~ 1,881,188 1,796,396
ARES XLV CLO Ltd. (Cayman)
5.756% (SOFR + 1.500%)
due 10/15/30 ~ § 2,500,000 2,497,293
Auxilior Term Funding LLC
5.490% due 07/15/31 ~ 510,000 521,347
6.180% due 12/15/28 ~ 1,308,247 1,319,175
7.270% due 12/16/30 ~ 1,680,000 1,769,650
Balboa Bay Loan Funding Ltd. (Cayman)
due 04/20/36 # ~ § 3,535,000 3,535,000
Battalion CLO XII Ltd.
5.524% (SOFR + 1.200%)
due 05/17/31 ~ § 1,080,000 1,077,868
5.874% (SOFR + 1.550%)
due 05/17/31 ~ § 1,170,000 1,165,681
Battalion CLO XV Ltd.
5.260% (SOFR + 0.980%)
due 01/17/33 ~ § 4,628,064 4,617,140
6.180% (SOFR + 1.900%)
due 01/17/33 ~ § 895,000 897,657
Battalion CLO XXI Ltd.
due 07/15/34 # ~ § 3,930,000 3,930,000
Blue Owl Asset Leasing Trust LLC
5.050% due 03/15/29 ~ 724,895 726,337
5.410% due 03/15/30 ~ 210,000 212,311
BlueMountain CLO Ltd. (Cayman)
5.472% (SOFR + 1.190%)
due 10/25/30 ~ § 565,827 566,235
5.526% (SOFR + 1.200%)
due 11/15/30 ~ § 2,204,487 2,204,316
Bowling Green Park CLO LLC
5.309% (SOFR + 1.000%)
due 04/18/35 ~ § 3,135,000 3,113,756
BRE Grand Islander Timeshare Issuer LLC
3.280% due 09/26/33 ~ 352,738 347,710
Chenango Park CLO Ltd. (Cayman)
5.706% (SOFR + 1.450%)
due 04/15/30 ~ § 585,000 585,712
a
Principal
Amount Value
6.056% (SOFR + 1.800%)
due 04/15/30 ~ § $ 1,230,000 $ 1,235,048
CIFC Funding Ltd. (Cayman)
5.269% (SOFR + 1.000%)
due 10/21/31 ~ § 1,948,761 1,947,893
5.531% (SOFR + 1.262%)
due 10/18/30 ~ § 2,455,665 2,457,385
6.569% (SOFR + 2.300%)
due 10/21/31 ~ § 785,000 775,485
CyrusOne Data Centers Issuer I LLC
4.500% due 05/20/49 ~ 2,095,000 2,042,867
Dell Equipment Finance Trust
4.820% due 08/22/30 ~ 100,000 100,719
5.250% due 02/24/31 ~ 100,000 101,334
5.290% due 02/24/31 ~ 230,000 231,838
DLLST LLC
4.930% due 04/22/30 ~ 180,000 181,599
5.050% due 08/20/27 ~ 665,000 667,824
Driven Brands Funding LLC
3.981% due 10/20/49 ~ 3,107,388 3,062,019
Dryden 61 CLO Ltd. (Cayman)
6.206% (SOFR + 1.950%)
due 01/17/32 ~ § 2,000,000 2,009,109
Dryden 77 CLO Ltd. (Cayman)
5.704% (SOFR + 1.382%)
due 05/20/34 ~ § 1,700,000 1,701,846
Elara HGV Timeshare Issuer LLC
2.610% due 01/25/34 ~ 634,458 624,110
7.300% due 02/25/38 ~ 754,548 779,230
FirstKey Homes Trust
1.968% due 10/19/37 ~ 5,395,000 5,321,074
Flatiron CLO 23 LLC
5.551% (SOFR + 1.240%)
due 04/17/36 ~ § 2,180,000 2,182,724
Fortress Credit BSL VII Ltd. (Cayman)
5.369% (SOFR + 1.090%)
due 07/23/32 ~ § 305,020 305,338
5.679% (SOFR + 1.400%)
due 07/23/32 ~ § 860,000 861,092
5.929% (SOFR + 1.650%)
due 07/23/32 ~ § 1,100,000 1,098,582
Fortress Credit BSL XV Ltd. (Jersey)
5.669% (SOFR + 1.400%)
due 10/18/33 ~ § 3,245,000 3,249,851
Fortress Credit BSL XVI Ltd. (Jersey)
5.639% (SOFR + 1.370%)
due 10/20/35 ~ § 2,700,000 2,705,494
Fortress Credit BSL XVIII Ltd. (Jersey)
5.884% (SOFR + 1.570%)
due 04/23/36 ~ § 600,000 599,611
Frontier Issuer LLC
6.190% due 06/20/54 ~ 255,000 262,970
11.500% due 08/20/53 ~ 1,165,000 1,226,071
Golub Capital Partners Static Ltd. (Cayman)
due 07/20/35 # ~ § 5,570,000 5,576,962
Goto Foods Funding LLC
5.093% due 04/30/47 ~ 4,365,400 4,341,497
Hardee's Funding LLC
2.865% due 06/20/51 ~ 1,306,535 1,193,193
3.981% due 12/20/50 ~ 5,955,601 5,671,594
5.710% due 06/20/48 ~ 1,678,500 1,659,949
Hilton Grand Vacations Trust
2.740% due 02/25/39 ~ 321,193 313,262
3.610% due 06/20/34 ~ 360,065 355,890

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.220% due 02/25/39 ~ $ 375,985 $ 371,981
4.880% due 05/27/42 ~ 845,000 854,496
5.180% due 05/27/42 ~ 1,455,000 1,469,333
HPEFS Equipment Trust
5.350% due 10/20/31 ~ 235,000 237,708
5.820% due 04/20/32 ~ 580,000 590,866
6.480% due 01/21/31 ~ 635,000 640,818
6.970% due 07/21/31 ~ 630,000 640,431
HPS Loan Management Ltd. (Cayman)
5.681% (SOFR + 1.402%)
due 01/23/35 ~ § 4,265,000 4,267,655
Invesco CLO Ltd. (Cayman)
5.572% (SOFR + 1.300%)
due 04/20/35 ~ § 4,070,000 4,071,222
Jersey Mike's Funding
2.891% due 02/15/52 ~ 49,500 47,967
M&T Equipment Notes
4.780% due 09/17/29 ~ 3,995,000 4,054,366
Madison Park Funding XXIV Ltd. (Cayman)
6.319% (SOFR + 2.050%)
due 10/20/29 ~ § 1,205,000 1,210,438
Marble Point CLO XV Ltd. (Cayman)
5.319% (SOFR + 1.040%)
due 07/23/32 ~ § 1,205,945 1,203,159
MidOcean Credit CLO VI (Cayman)
5.499% (SOFR + 1.230%)
due 04/20/33 ~ § 474,241 474,765
MidOcean Credit CLO X Ltd. (Cayman)
5.589% (SOFR + 1.310%)
due 10/23/34 ~ § 5,700,000 5,705,377
MVW LLC
1.940% due 01/22/41 ~ 137,105 130,549
2.230% due 05/20/39 ~ 146,328 137,813
2.730% due 10/20/37 ~ 130,912 127,854
Navient Private Education Loan Trust
2.460% due 11/15/68 ~ 560,435 539,118
Navient Private Education Refi Loan Trust
1.170% due 09/16/69 ~ 272,384 253,796
1.220% due 07/15/69 ~ 223,706 208,646
1.310% due 01/15/69 ~ 117,103 110,108
1.690% due 05/15/69 ~ 401,162 380,228
2.400% due 10/15/68 ~ 287,175 277,134
2.640% due 05/15/68 ~ 483,671 472,031
3.420% due 01/15/43 ~ 409,288 405,774
Nelnet Student Loan Trust
1.320% due 04/20/62 ~ 547,793 512,485
Neuberger Berman Loan Advisers CLO 43Ltd.
(Cayman)
5.330% (SOFR + 1.050%)
due 07/17/36 ~ § 3,220,000 3,217,615
NMEF Funding LLC
4.720% due 07/15/32 ~ 255,000 255,249
Northwoods Capital XIV-B Ltd. (Cayman)
5.558% (SOFR + 1.250%)
due 11/13/31 ~ § 5,707,218 5,699,897
Octagon Investment Partners XXI Ltd. (Cayman)
5.118% (SOFR + 0.810%)
due 02/14/31 ~ § 748,739 748,632
5.458% (SOFR + 1.150%)
due 02/14/31 ~ § 2,195,000 2,189,338
5.658% (SOFR + 1.350%)
due 02/14/31 ~ § 860,000 857,069
OZLM Funding II Ltd. (Cayman)
due 07/30/37 # ~ § 3,275,000 3,279,094
a
Principal
Amount Value
OZLM XV Ltd. (Cayman)
5.489% (SOFR + 1.220%)
due 04/20/33 ~ § $ 1,305,000 $ 1,305,914
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 740,000 743,019
5.040% due 07/20/32 ~ 600,000 609,682
5.790% due 06/21/27 ~ 2,114,131 2,131,211
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 585,000 588,629
Progress Residential Trust
1.681% due 10/17/38 ~ 350,000 338,668
1.931% due 10/17/38 ~ 870,000 842,163
2.382% due 10/17/38 ~ 3,720,000 3,605,864
2.425% due 07/17/38 ~ 3,462,500 3,370,516
2.538% due 05/17/26 ~ 475,000 467,121
3.436% due 05/17/26 ~ 300,000 295,861
Rockford Tower CLO Ltd. (Cayman)
5.452% (SOFR + 1.130%)
due 08/20/32 ~ § 1,105,409 1,106,233
5.972% (SOFR + 1.650%)
due 08/20/32 ~ § 3,600,000 3,600,000
Romark CLO II Ltd. (Cayman)
5.932% (SOFR + 1.650%)
due 07/25/31 ~ § 3,015,000 3,018,879
RR 18 Ltd. (Cayman)
6.118% (SOFR + 1.862%)
due 10/15/34 ~ § 2,380,000 2,386,208
SCF Equipment Leasing LLC
6.770% due 08/22/33 ~ 1,470,000 1,529,908
SCF Equipment Trust LLC
4.820% due 07/22/30 ~ 760,000 761,910
5.110% due 11/21/33 ~ 740,000 755,959
SEB Funding LLC
7.386% due 04/30/54 ~ 902,000 923,622
Sierra Timeshare Receivables Funding LLC
1.800% due 09/20/38 ~ 494,282 484,516
3.550% due 10/20/38 ~ 1,631,228 1,604,135
SMB Private Education Loan Trust
1.290% due 07/15/53 ~ 733,742 691,611
5.130% due 04/15/54 ~ 1,160,038 1,174,691
5.146% (SOFR + 0.834%)
due 01/15/37 ~ § 599,691 598,647
Sound Point CLO IX Ltd. (Cayman)
5.741% (SOFR + 1.472%)
due 07/20/32 ~ § 3,004,625 3,009,046
Sound Point CLO XXII Ltd. (Cayman)
5.919% (SOFR + 1.650%)
due 01/20/32 ~ § 250,000 250,613
Sound Point CLO XXVI Ltd. (Cayman)
5.701% (SOFR + 1.432%)
due 07/20/34 ~ § 1,420,000 1,421,731
Stratus Funding CLO Ltd. (Cayman)
5.789% (SOFR + 1.450%)
due 07/15/33 ~ § 1,140,000 1,140,000
Symphony CLO XXIII Ltd. (Cayman)
5.156% (SOFR + 0.900%)
due 01/15/34 ~ § 2,766,920 2,759,648
Symphony CLO XXVI Ltd. (Cayman)
5.611% (SOFR + 1.342%)
due 04/20/33 ~ § 916,200 917,519
THL Credit Wind River CLO Ltd. (Cayman)
5.316% (SOFR + 1.060%)
due 04/15/31 ~ § 230,723 230,837

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.456% (SOFR + 1.200%)
due 07/15/30 ~ § $ 23,755 $ 23,781
5.806% (SOFR + 1.550%)
due 04/15/31 ~ § 990,000 988,783
6.256% (SOFR + 2.000%)
due 04/15/31 ~ § 430,000 431,722
Trestles CLO VIII Ltd. (Cayman)
5.627% (SOFR + 1.330%)
due 06/11/35 ~ § 6,775,000 6,771,742
Tricon Residential Trust
6.000% due 06/17/40 ~ 1,435,000 1,445,953
Trinitas CLO IX Ltd. (Cayman)
5.469% (SOFR + 1.200%)
due 01/20/32 ~ § 645,835 646,414
Trinitas CLO VI Ltd. (Cayman)
5.612% (SOFR + 1.330%)
due 01/25/34 ~ § 3,245,000 3,248,906
Trinitas CLO VII Ltd. (Cayman)
5.342% (SOFR + 1.060%)
due 01/25/35 ~ § 2,240,000 2,231,553
Verdant Receivables LLC
4.850% due 03/13/28 ~ 2,145,000 2,152,024
5.370% due 05/12/33 ~ 120,000 122,118
5.680% due 12/12/31 ~ 3,153,810 3,206,989
Voya CLO Ltd. (Cayman)
6.056% (SOFR + 1.800%)
due 10/15/31 ~ § 2,715,000 2,721,775
Wellfleet CLO Ltd. (Cayman)
5.349% (SOFR + 1.080%)
due 10/20/31 ~ § 433,373 433,907
219,667,674
Total Asset-Backed Securities
    (Cost $304,742,855) 306,790,533
U.S. TREASURY OBLIGATIONS - 17.7%
U.S. Treasury Inflation Protected Securities - 0.5%
1.625% due 04/15/30 ^ 6,806,608 6,857,716
U.S. Treasury Notes - 17.2%
3.750% due 04/30/27 ‡ 173,230,000 173,230,000
3.875% due 03/31/27  4,090,000 4,097,030
3.875% due 05/31/27  23,275,000 23,331,369
4.125% due 01/31/27  13,135,000 13,197,084
4.125% due 02/28/27  36,310,000 36,504,315
4.250% due 01/15/28  430,000 435,627
250,795,425
Total U.S. Treasury Obligations
    (Cost $257,480,692) 257,653,141
FOREIGN GOVERNMENT BONDS & NOTES - 0.3%
Korea Hydro & Nuclear Power Co. Ltd. (South
Korea)
1.250% due 04/27/26 ~
1,790,000
1,746,033
KSA Sukuk Ltd. (Saudi Arabia)
4.303% due 01/19/29 ~
1,430,000
1,426,143
Saudi Government (Saudi Arabia)
5.125% due 01/13/28 ~
1,390,000
1,413,536
Total Foreign Government Bonds & Notes
    (Cost $4,589,153) 4,585,712
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 3.1%
Commercial Paper - 3.1%
Brunswick Corp.
5.113% due 07/02/25 ~ $ 7,200,000 $ 7,198,033
Crown Castle, Inc.
5.211% due 07/22/25 ~ 3,895,000 3,883,092
5.238% due 08/05/25 ~ 7,200,000 7,163,835
CVS Health Corp.
5.080% due 07/11/25 ~ 7,200,000 7,189,256
FMC Corp.
5.329% due 07/03/25 ~ 3,895,000 3,893,338
Harley-Davidson Financial Services, Inc.
4.946% due 08/04/25 ~ 3,975,000 3,956,643
HCA, Inc.
5.073% due 07/17/25 ~ 3,640,000 3,631,620
Ovintiv, Inc.
5.194% due 07/21/25  7,200,000 7,179,054
44,094,871
Total Short-Term Investments
(Cost $44,099,787) 44,094,871
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.2%
    (Cost $1,424,245,742) 1,428,762,348
Shares
SECURITIES LENDING COLLATERAL - 0.0%
Mutual Funds - 0.0%
The Morgan Stanley Institutional Liquidity Funds
4.180% 88,614 88,614
Principal
Amount
Repurchase Agreements - 0.0%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$722,003; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $736,443) $ 721,914 721,914
a
Total Securities Lending Collateral
(Cost $810,528) 810,528
a
TOTAL INVESTMENTS - 98.2%
(Cost $1,425,056,270) 1,429,572,876
DERIVATIVES - (0.1%) (951,154)
OTHER ASSETS & LIABILITIES, NET - 1.9% 27,619,753
NET ASSETS - 100.0% $ 1,456,241,475

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2025, an investment with a value of $2,671,000 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.
(c) As of June 30, 2025, open futures contracts outstanding were as follows:
(d) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Corporate Bonds & Notes 42 .5%
Asset-Backed Securities 21 .1%
U.S. Treasury Obligations 17 .7%
Mortgage-Backed Securities 13 .5%
Short-Term Investments 3 .1%
Others (each less than 3.0%) 0 .3%
98 .2%
Derivatives ( 0 .1% )
Other Assets and Liabilities, Net 1 .9%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 09/25 1,925 $ 399,093,585 $ 400,445,118 $ 1,351,533
Short Futures Outstanding
CBOT 5 Year U.S. Treasury Notes 09/25 507 54,665,483 55,263,000 (597,517)
CBOT 10 Year U.S. Treasury Notes 09/25 487 53,630,183 54,604,875 (974,692)
CBOT Ultra 10 Year U.S. Treasury Notes 09/25 104 11,619,415 11,883,625 (264,210)
CBOT Ultra U.S. Treasury Bond 09/25 92 10,493,232 10,959,500 (466,268)
( $ 2,302,687 )
Total Futures Contracts ( $ 951,154 )
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 618,941,078 $ – $ 618,941,078 $ –
Mortgage-Backed Securities 196,697,013 – 196,697,013 –
Asset-Backed Securities 306,790,533 – 306,790,533 –
U.S. Treasury Obligations 257,653,141 – 257,653,141 –
Foreign Government Bonds & Notes 4,585,712 – 4,585,712 –
Short-Term Investments 44,094,871 – 44,094,871 –
Securities Lending Collateral 810,528 88,614 721,914 –
Derivatives:
Interest Rate Contracts
Futures 1,351,533 1,351,533 – –
Total Assets 1,430,924,409 1,440,147 1,429,484,262 –
Liabilities Derivatives:
Interest Rate Contracts
Futures (2,302,687) (2,302,687) – –
Total Liabilities (2,302,687) (2,302,687) – –
Total $ 1,428,621,722 ( $ 862,540 ) $ 1,429,484,262 $ –

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 39.2%
Angola - 1.1%
Azule Energy Finance PLC
8.125% due 01/23/30 ~ $ 2,300,000 $ 2,280,450
Azerbaijan - 0.4%
SOCAR Turkey Enerji AS via Steas Funding
1 DAC
7.230% due 03/17/26 ~ 740,000 735,147
Brazil - 4.9%
Acu Petroleo Luxembourg SARL
7.500% due 07/13/35 ~ 1,545,427 1,544,669
Aegea Finance SARL
9.000% due 01/20/31 ~ 1,125,000 1,195,612
FS Luxembourg SARL
8.625% due 06/25/33 ~ 575,000 568,100
8.875% due 02/12/31 ~ 354,000 363,410
LD Celulose International GmbH
7.950% due 01/26/32 ~ 725,000 763,516
Raizen Fuels Finance SA
due 07/08/32 # ~ 1,050,000 1,043,438
6.700% due 02/25/37 ~ 725,000 712,313
Samarco Mineracao SA
9.500% Cash or 9.049% PIK due 06/30/31 ~ 306,795 301,788
Sitios Latinoamerica SAB de CV
6.000% due 11/25/29 ~ 1,600,000 1,633,184
Yinson Bergenia Production BV
due 01/31/45 # ~ 825,000 837,234
Yinson Boronia Production BV
8.947% due 07/31/42 ~ 1,065,519 1,135,349
10,098,613
Bulgaria - 0.3%
Eastern European Electric Co. BV
6.500% due 05/15/30 ~ EUR 575,000 699,308
Chile - 0.8%
ATP Tower Holdings/Andean Telecom Partners
Chile SpA/Andean Tower Partners C
7.875% due 02/03/30 ~ $ 1,700,000 1,726,175
Colombia - 1.2%
Banco Davivienda SA
due 07/02/35 # ~ 800,000 804,640
Grupo Nutresa SA
8.000% due 05/12/30 ~ † 1,625,000 1,705,438
2,510,078
Congo - 1.1%
Ivanhoe Mines Ltd.
7.875% due 01/23/30 ~ † 2,225,000 2,222,694
Czech Republic - 2.2%
Czechoslovak Group AS
due 01/10/31 # ~ 1,750,000 1,767,403
Energo-Pro AS
8.000% due 05/27/30 ~ EUR 2,225,000 2,710,981
4,478,384
Dominican Republic - 0.4%
Aeropuertos Dominicanos Siglo XXI SA
7.000% due 06/30/34 ~ $ 775,000 807,290
a
Principal
Amount Value
Hong Kong - 0.6%
NWD Finance BVI Ltd.
4.125% (UST + 5.858%)
due 03/10/28 ~ § $ 1,050,000 $ 285,994
NWD MTN Ltd.
4.125% due 07/18/29 ~ 1,125,000 582,700
4.500% due 05/19/30 ~ 400,000 201,637
8.625% due 02/08/28 ~ 200,000 131,219
1,201,550
India - 1.1%
Vedanta Resources Finance II PLC
9.475% due 07/24/30 ~ 1,350,000 1,339,492
10.875% due 09/17/29 ~ 975,000 1,012,154
2,351,646
Israel - 2.4%
Energean Israel Finance Ltd.
4.875% due 03/30/26 ~ 200,000 198,070
5.375% due 03/30/28 ~ 1,375,000 1,312,781
8.500% due 09/30/33 ~ 1,405,000 1,443,774
Israel Discount Bank Ltd.
5.375% due 01/26/28 ~ 475,000 475,772
Leviathan Bond Ltd.
6.500% due 06/30/27 ~ 1,625,000 1,618,173
5,048,570
Jamaica - 0.5%
Kingston Airport Revenue Finance Ltd.
6.750% due 12/15/36 ~ 1,000,000 1,006,415
Kazakhstan - 0.9%
Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/30 ~ 1,250,000 1,113,682
4.000% due 08/15/26 ~ 750,000 740,672
1,854,354
Madagascar - 0.4%
Axian Telecom Holding & Management PLC
due 07/11/30 # ~ 850,000 846,663
Mexico - 6.1%
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico
5.125% due 01/18/33 ~ 700,000 673,212
7.625% due 02/11/35 ~ 2,000,000 2,058,600
Cemex SAB de CV
7.200% due 06/10/30 ~ 1,250,000 1,264,375
Comision Federal de Electricidad
5.000% due 09/29/36 ~ 796,800 711,332
FIEMEX Energia - Banco Actinver SA
Institucion de Banca Multiple
7.250% due 01/31/41 ~ 1,391,950 1,414,082
Petroleos Mexicanos
5.350% due 02/12/28  1,075,000 1,032,948
5.950% due 01/28/31 † 675,000 610,858
6.500% due 03/13/27  1,175,000 1,167,571
6.840% due 01/23/30 † 1,750,000 1,691,759
Saavi Energia SARL
8.875% due 02/10/35 ~ 1,925,000 2,011,144
12,635,881

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Multi-National - 3.4%
Africa Finance Corp.
7.500% due 01/21/30 ~ $ 1,275,000 $ 1,240,938
Asian Development Bank
6.720% due 02/08/28  INR 14,400,000 169,661
Banque Ouest Africaine de Developpement
5.000% due 07/27/27 ~ $ 1,025,000 1,006,440
European Bank for Reconstruction &
Development
6.750% due 01/13/32  INR 102,100,000 1,203,436
Inter-American Development Bank
7.000% due 01/25/29  55,000,000 650,710
7.000% due 04/17/33  116,000,000 1,384,576
International Bank for Reconstruction &
Development
6.500% due 04/17/30  67,400,000 784,541
6.750% due 09/08/27  15,000,000 176,139
6.850% due 04/24/28  11,500,000 135,693
7.050% due 07/22/29  29,000,000 345,068
7,097,202
Netherlands - 0.7%
VEON Holdings BV
3.375% due 11/25/27 ~ $ 1,625,000 1,502,494
Nigeria - 2.4%
BOI Finance BV
7.500% due 02/16/27 ~ EUR 1,475,000 1,773,446
IHS Holding Ltd.
7.875% due 05/29/30 ~ $ 1,550,000 1,558,754
8.250% due 11/29/31 ~ 200,000 202,459
IHS Netherlands Holdco BV
8.000% due 09/18/27 ~ 1,340,577 1,347,574
4,882,233
Poland - 0.5%
ORLEN SA
6.000% due 01/30/35 ~ 925,000 950,672
Serbia - 0.4%
Telecommunications Co. Telekom Srbija AD
Belgrade
7.000% due 10/28/29 ~ 900,000 901,130
Singapore - 0.9%
Puma International Financing SA
7.750% due 04/25/29 ~ 1,775,000 1,827,713
South Africa - 1.0%
Transnet SOC Ltd.
8.250% due 02/06/28 ~ 2,025,000 2,097,196
Tanzania - 0.5%
HTA Group Ltd.
7.500% due 06/04/29 ~ † 1,000,000 1,027,050
Turkey - 1.7%
Limak Cimento Sanayi ve Ticaret AS
9.750% due 07/25/29 ~ 1,825,000 1,830,676
WE Soda Investments Holding PLC
9.500% due 10/06/28 ~ 1,600,000 1,672,316
3,502,992
a
Principal
Amount Value
United Arab Emirates - 1.1%
DP World Salaam
6.000% due 10/01/25 ~ $ 600,000 $ 600,195
Emirates Reit Sukuk III Ltd.
7.500% due 12/12/28 ~ § 600,000 599,544
Galaxy Pipeline Assets Bidco Ltd.
2.160% due 03/31/34 ~ 1,142,556 1,014,739
2,214,478
United Kingdom - 1.8%
Standard Chartered PLC
5.905% due 05/14/35 ~ 675,000 702,544
6.097% due 01/11/35 ~ 1,425,000 1,501,264
7.625% due 01/16/32 ~ † 1,575,000 1,605,013
3,808,821
Venezuela - 0.4%
Petroleos de Venezuela SA
5.375% due 04/12/27 * ~ ∂ 1,007,000 126,955
6.000% due 11/15/26 * ~ ∂ 2,725,000 346,873
9.750% due 05/17/35 * ~ ∂ 1,958,498 289,858
12.750% * ~ ∂ 802,000 119,267
882,953
Total Corporate Bonds & Notes
    (Cost $80,637,956) 81,198,152
CONVERTIBLE CORPORATE BONDS & NOTES - 0.5%
South Africa - 0.5%
Sasol Financing USA LLC
4.500% due 11/08/27 ~ 1,200,000 1,105,500
Total Convertible Corporate Bonds & Notes
    (Cost $1,095,264) 1,105,500
FOREIGN GOVERNMENT BONDS & NOTES - 49.3%
Argentina - 0.8%
Argentine Republic Government
4.125% due 07/09/35 § 850,000 573,936
Provincia de Buenos Aires/Government
6.625% due 09/01/37 ~ 1,623,053 1,170,626
1,744,562
Bahamas - 0.6%
Bahamas Government
8.250% due 06/24/36 ~ 1,175,000 1,194,975
Benin - 0.4%
Benin Government
7.960% due 02/13/38 ~ 975,000 925,862
Brazil - 3.9%
Brazil Government
5.500% due 11/06/30  1,950,000 1,956,435
Brazil Notas do Tesouro Nacional
10.000% due 01/01/27  BRL 34,695,000 6,059,769
8,016,204
Colombia - 2.9%
Colombia Government
3.000% due 01/30/30 † $ 1,225,000 1,062,018
7.375% due 04/25/30 † 1,050,000 1,088,147

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Colombia TES
12.750% due 11/28/40  COP 7,992,000,000 $ 1,961,129
13.250% due 02/09/33  7,679,000,000 1,971,084
6,082,378
Dominican Republic - 0.9%
Dominican Republic
4.500% due 01/30/30 ~ $ 1,975,000 1,880,101
Ecuador - 1.6%
Ecuador Government
5.500% due 07/31/35 ~ § 1,559,220 1,135,487
6.900% due 07/31/30 ~ 2,500,000 2,178,125
3,313,612
Egypt - 4.3%
Egypt Government
7.053% due 01/15/32 ~ 1,075,000 985,920
7.625% due 05/29/32 ~ 875,000 811,536
8.500% due 01/31/47 ~ 450,000 365,726
8.700% due 03/01/49 ~ 625,000 513,379
24.458% due 10/01/27  EGP 45,300,000 920,579
25.318% due 08/13/27  47,400,000 977,034
Egypt Treasury Bills
21.394% due 11/18/25  113,300,000 2,063,820
27.307% due 10/07/25  30,000,000 564,122
27.590% due 12/16/25  26,000,000 464,917
30.858% due 08/19/25  58,500,000 1,136,827
8,803,860
Gabon - 0.2%
Gabon Government
6.625% due 02/06/31 ~ $ 500,000 399,213
Ghana - 1.2%
Ghana Government
4.904% due 01/03/30 ~ 1,331,837 1,116,564
5.000% due 07/03/29 ~ § 825,000 775,439
5.344% due 01/03/30 ~ 666,720 558,954
2,450,957
Guatemala - 0.3%
Guatemala Government
7.050% due 10/04/32 ~ 675,000 718,716
Hungary - 3.5%
Hungary Government
4.500% due 03/23/28  HUF 1,090,000,000 3,067,046
5.375% due 09/26/30 ~ $ 1,200,000 1,212,447
6.000% due 09/26/35 ~ 1,375,000 1,383,752
7.000% due 10/24/35  HUF 540,000,000 1,588,526
7,251,771
Israel - 0.7%
Israel Government
5.625% due 02/19/35  $ 1,450,000 1,476,459
Ivory Coast - 2.2%
Ivory Coast Government
4.875% due 01/30/32 ~ EUR 1,861,000 1,968,076
5.875% due 10/17/31 ~ 475,000 530,317
8.075% due 04/01/36 ~ $ 2,075,000 2,005,467
4,503,860
a
Principal
Amount Value
Lebanon - 0.7%
Lebanon Government
6.100% * ~ ∂ $ 175,000 $ 32,873
6.250% * ~ ∂ 450,000 84,345
6.750% due 11/29/27 * ~ ∂ 525,000 99,934
7.589% due 06/19/49 * ~ ∂ 2,275,000 429,036
7.876% * ~ ∂ 600,000 112,909
7.876% due 03/20/28 * ~ ∂ 825,000 156,750
7.895% * ~ ∂ 475,000 89,324
8.200% due 05/17/33 * ~ ∂ 1,850,000 348,475
1,353,646
Malaysia - 2.0%
Malaysia Government
3.336% due 05/15/30  MYR 11,575,000 2,766,675
3.828% due 07/05/34  5,325,000 1,295,285
4,061,960
Mexico - 2.5%
Mexican Bonos
7.750% due 11/13/42  MXN 52,700,000 2,329,401
8.500% due 11/18/38  58,900,000 2,888,062
5,217,463
Morocco - 1.4%
Kingdom of Morocco
4.750% due 04/02/35 ~ EUR 2,450,000 2,895,122
Nigeria - 1.2%
Nigeria Government
6.125% due 09/28/28 ~ $ 1,625,000 1,556,610
7.143% due 02/23/30 ~ 1,000,000 953,400
2,510,010
Pakistan - 1.3%
Pakistan Government
6.875% due 12/05/27 ~ 2,775,000 2,626,520
Peru - 3.2%
Peru Government
5.400% due 08/12/34  PEN 9,445,000 2,515,675
6.850% due 08/12/35 ~ 9,990,000 2,904,164
6.900% due 08/12/37 ~ 4,305,000 1,235,574
6,655,413
Poland - 1.5%
Republic of Poland Government
2.000% due 08/25/36 ^ PLN 12,676,991 3,129,284
Romania - 1.5%
Romania Government
5.125% due 09/24/31 ~ EUR 475,000 552,797
6.375% due 09/18/33 ~ 2,025,000 2,464,190
3,016,987
Senegal - 1.5%
Senegal Government
4.750% due 03/13/28 ~ 2,350,000 2,191,542
5.375% due 06/08/37 ~ 450,000 328,205
6.750% due 03/13/48 ~ $ 1,050,000 636,167
3,155,914
South Africa - 4.4%
Republic of South Africa Government
8.750% due 01/31/44  ZAR 105,650,000 4,854,967

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2025, the Fund’s composition by country of risk as a percentage of net assets was as follows:
(c) As of June 30, 2025, investments with a total aggregate value of $3,775,742 or
1.8% of the Fund’s net assets were in default.
a
Principal
Amount Value
8.750% due 02/28/48  ZAR 45,952,000 $ 2,086,039
8.875% due 02/28/35  39,750,000 2,102,077
9,043,083
South Korea - 0.5%
Korea Development Bank
4.750% due 06/26/27 ~ $ 1,000,000 1,011,524
Ukraine - 0.3%
Ukraine Government
1.750% due 02/01/34 ~ ∂ § 1,289,451 663,402
United Arab Emirates - 0.6%
Abu Dhabi Government
3.125% due 05/03/26 ~ 1,225,000 1,216,004
Uzbekistan - 1.9%
National Bank of Uzbekistan
8.500% due 07/05/29 ~ 1,025,000 1,079,169
Republic of Uzbekistan
6.900% due 02/28/32 ~ 1,125,000 1,159,757
Uzbekneftegaz JSC
8.750% due 05/07/30 ~ 1,600,000 1,649,326
3,888,252
Venezuela - 0.4%
Venezuela Government
8.250% * ~ ∂ 1,259,900 207,266
9.000% * ~ ∂ 816,000 131,511
11.750% due 10/21/26 * ~ ∂ 1,624,400 328,291
12.750% * ~ ∂ 1,149,000 208,673
875,741
Zambia - 0.9%
Zambia Government
0.500% due 12/31/53 ~ 2,782,073 1,916,606
Total Foreign Government Bonds & Notes
    (Cost $99,267,339) 101,999,461
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 89.0%
    (Cost $181,000,559) 184,303,113
Shares
SECURITIES LENDING COLLATERAL - 3.6%
Mutual Funds - 0.4%
The Morgan Stanley Institutional Liquidity
Funds 4.180
%
806,983 806,983
Principal
Amount Value
Repurchase Agreements - 3.2%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$6,575,068; collateralized by Federal
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 03/01/34 - 07/01/55 and
an aggregate value of $6,706,570) $ 6,574,258 $ 6,574,258
Total Securities Lending Collateral
(Cost $7,381,241) 7,381,241
TOTAL INVESTMENTS - 92.6%
(Cost $188,381,800) 191,684,354
DERIVATIVES - 0.0% (90,055)
OTHER ASSETS & LIABILITIES, NET - 7.4% 15,320,518
NET ASSETS - 100.0% $ 206,914,817
Foreign Government Bonds & Notes 49 .3%
Corporate Bonds & Notes 39 .2%
Securities Lending Collateral 3 .6%
Others (each less than 3.0%) 0 .5%
92 .6%
Derivatives 0 .0%
Other Assets and Liabilities, Net 7 .4%
100 .0%
Brazil 8 .8%
Mexico 8 .6%
South Africa 5 .9%
Egypt 4 .3%
Colombia 4 .1%
Nigeria 3 .6%
Securities Lending Collateral 3 .6%
Hungary 3 .5%
Multi-National 3 .4%
Peru 3 .2%
Israel 3 .1%
Others (each less than 3.0%) 40 .5%
92 .6%
Derivatives 0 .0%
Other Assets and Liabilities, Net 7 .4%
100 .0%

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(d) As of June 30, 2025, open futures contracts outstanding were as follows:
(e) As of June 30, 2025, forward foreign currency contracts outstanding were as follows:
(f) As of June 30, 2025, swap agreements outstanding were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 5 Year U.S. Treasury Notes 09/25 356 $ 38,404,030 $ 38,804,000 $ 399,970
Eurex 10 Year Euro BUND 09/25 52 8,012,908 7,972,134 (40,774)
$ 359,196
Short Futures Outstanding
CBOT U.S. Long Bond 09/25 64 7,191,244 7,390,000 (198,756)
Total Futures Contracts $ 160,440
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
CZK 177,942,243 USD 8,266,141 07/25 GSC $ 217,092 $ –
EUR 2,874,014 RON 14,752,028 08/25 CIT – (10,265)
EUR 180,940 USD 208,556 07/25 HSB 4,778 –
EUR 3,606,156 USD 4,166,918 07/25 JPM 87,408 –
EUR 28,828 USD 33,551 08/25 JPM 538 –
HUF 535,703,095 USD 1,526,371 07/25 HSB 50,792 –
HUF 722,150,000 USD 2,080,253 07/25 JPM 45,829 –
ILS 17,955,185 USD 5,169,578 07/25 HSB 161,656 –
ILS 6,850,000 USD 2,013,506 07/25 JPM 20,388 –
KRW 12,563,339,647 USD 9,104,925 07/25 HSB 193,014 –
MXN 15,695,000 USD 814,014 07/25 JPM 20,420 –
MYR 8,130,550 USD 1,911,946 07/25 GSC 18,596 –
RON 14,645,223 EUR 2,881,825 08/25 BOA – (23,650)
RON 106,804 EUR 21,018 08/25 GSC – (174)
TRY 63,950,000 USD 1,512,594 07/25 CIT 64,644 –
TRY 162,832,939 USD 3,969,023 07/25 HSB 44,940 –
TRY 154,250,000 USD 3,695,397 07/25 JPM 106,989 –
TWD 48,050,000 USD 1,652,623 07/25 HSB 6,069 –
TWD 43,180,522 USD 1,475,037 07/25 JPM 15,560 –
USD 841,863 BRL 4,663,037 07/25 HSB – (11,741)
USD 4,013,496 COP 16,401,671,405 07/25 HSB 11,055 –
USD 1,956,670 EGP 100,700,000 07/25 GSC – (57,330)
USD 934,635 EUR 807,096 07/25 CIT – (16,961)
USD 15,274,477 EUR 13,327,345 07/25 HSB – (438,969)
USD 4,006,344 KRW 5,557,600,000 07/25 GSC – (106,753)
USD 6,495,789 PEN 23,333,848 07/25 HSB – (87,397)
USD 3,098,691 PLN 11,500,000 07/25 GSC – (90,139)
USD 752,846 TRY 32,350,000 07/25 JPM – (44,607)
USD 5,063,439 ZAR 91,531,086 07/25 CIT – (97,831)
ZAR 37,300,000 USD 2,100,728 07/25 HSB 2,550 –
Total Forward Foreign Currency Contracts $ 1,072,318 ( $ 985,817 )
Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Pay
Rate
Expiration
Date
Counter-
party
Implied
Credit
Spread at
06/30/25 (2)
Notional
Amount (3) Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
China Development Bank Q 1.000% 12/20/26 GSC 0.168% $ 3,650,000 ( $ 44,928 ) ( $ 48,665 ) $ 3,737
China Construction Bank Corp. Q 1.000% 12/20/26 GSC 0.248% 3,600,000 (40,120) (47,998) 7,878
Industrial & Commercial Bank of
China Ltd. Q 1.000% 12/20/26 GSC 0.264% 3,700,000 (40,368) (49,331) 8,963
Bank of China Ltd. Q 1.000% 12/20/26 GSC 0.303% 4,100,000 (42,432) (54,665) 12,233
( $ 167,848 ) ( $ 200,659 ) $ 32,811

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Credit Default Swaps on Credit Indices - Buy Protection (1)
Referenced Obligation
Payment
Frequency
Fixed Deal
Pay
Rate
Expiration
Date Exchange
Notional
Amount (3) Value (4)
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.EM.S43 Q 1.000% 06/20/30 ICE $ 4,600,000 $ 112,620 $ 140,050 ( $ 27,430 )
iTraxx Europe Crossover S43 Q 5.000% 06/20/30 ICE EUR 5,913,190 (659,026) (562,613) (96,413)
CDX.NA.HY.S44 Q 5.000% 06/20/30 ICE $ 16,775,000 (1,287,472) (923,104) (364,368)
( $ 1,833,878 ) ( $ 1,345,667 ) ( $ 488,211 )
Total Credit Default Swaps ( $ 2,001,726 ) ( $ 1,546,326 ) ( $ 455,400 )
(1)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or
(ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)
The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest Rate Swaps - Long
Receive Pay
Payment
Frequency
Receive Rate/
Pay Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.000% 3 Month ILS TELBOR Z/Q LCH 09/18/25 ILS 18,500,000 ( $ 62,267 ) $ – ( $ 62,267 )
0.000% 28 Day MXN TIIE L/L LCH 12/17/25 MXN 445,000,000 (1,043,259) – (1,043,259)
2.305% 3 Month KRW COD Q/Q LCH 09/17/27 KRW 21,600,000,000 (21,169) – (21,169)
2.305% 3 Month KRW COD Q/Q LCH 09/17/27 21,600,000,000 (21,170) (33,150) 11,980
3.320% 6 Month CZK PRIBOR A/S LCH 09/17/30 CZK 379,000,000 (261,003) (126,092) (134,911)
4.115% 1 Day ILS SHIRON A/A LCH 09/17/30 ILS 31,725,000 138,416 (12,172) 150,588
( $ 1,270,452 ) ( $ 171,414 ) ( $ 1,099,038 )
Interest Rate Swaps - Short
Pay Receive
Payment
Frequency
Pay Rate/
Receive Rate Exchange
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.000% 1 Day ILS SHIRON Z/Q LCH 09/18/25 ILS 18,500,000 $ 61,639 $ – $ 61,639
0.000% 1 Day MXN TIIE L/L LCH 12/17/25 MXN 445,000,000 1,036,493 – 1,036,493
2.650% 3 Month KRW COD Q/Q LCH 09/17/35 KRW 9,400,000,000 (14,330) 6,150 (20,480)
$ 1,083,802 $ 6,150 $ 1,077,652
a –
Total Interest Rate Swaps ( $ 186,650 ) ( $ 165,264 ) ( $ 21,386 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Nigeria OMO Bills SOFR + 0.750% Q JPM 11/18/25 $ 984,722 ( $ 1,402 ) $ – ( $ 1,402 )
Egypt Treasury Bills SOFR + 0.600% Q JPM 12/18/25 166,818 11,699 – 11,699

PACIFIC SELECT FUND
EMERGING MARKETS DEBT PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps and Centrally Cleared Swaps
(g) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Nigeria OMO Bills SOFR + 0.750% Q JPM 01/06/26 $ 392,145 $ 3,321 $ – $ 3,321
Zambia Government Bonds
1 Day USD Fed
Funds + 0.000% Q CIT 12/18/27 725,733 126,172 – 126,172
$ 139,790 $ – $ 139,790
Total Swap Agreements ( $ 2,048,586 ) ( $ 1,711,590 ) ( $ 336,996 )
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ 174,003
Liabilities (200,659) (1,402)
Centrally Cleared Swap Agreements (1)
Assets 146,200 1,260,700
Liabilities (1,657,131) (1,770,297)
( $ 1,711,590 ) ( $ 336,996 )
(1) Includes cumulative value on centrally cleared swaps, as reported in the Schedule of Investments. Only variation margin is reported within the Statement of Assets and
Liabilities.
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 81,198,152 $ – $ 81,198,152 $ –
Convertible Corporate Bonds & Notes 1,105,500 – 1,105,500 –
Foreign Government Bonds & Notes 101,999,461 – 101,999,461 –
Securities Lending Collateral 7,381,241 806,983 6,574,258 –
Derivatives:
Credit Contracts
Swaps 32,811 – 32,811 –
Foreign Currency Contracts
Forward Foreign Currency Contracts 1,072,318 – 1,072,318 –
Interest Rate Contracts
Futures 399,970 399,970 – –
Swaps 1,401,892 – 1,401,892 –
Total Interest Rate Contracts 1,801,862 399,970 1,401,892 –
Total Asset - Derivatives 2,906,991 399,970 2,507,021 –
Total Assets 194,591,345 1,206,953 193,384,392 –
a
Liabilities Due to Custodian (24,504) – (24,504) –
Derivatives:
Credit Contracts
Swaps (488,211) – (488,211) –
Foreign Currency Contracts
Forward Foreign Currency Contracts (985,817) – (985,817) –
Interest Rate Contracts
Futures (239,530) (239,530) – –
Swaps (1,283,488) – (1,283,488) –
Total Interest Rate Contracts (1,523,018) (239,530) (1,283,488) –
Total Liabilities - Derivatives (2,997,046) (239,530) (2,757,516) –
Total Liabilities (3,021,550) (239,530) (2,782,020) –
Total $ 191,569,795 $ 967,423 $ 190,602,372 $ –

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 98.4%
Basic Materials - 2.6%
spacing
Linde PLC 20,926 $ 9,818,061
RPM International, Inc. 17,642 1,937,797
Sherwin-Williams Co. 19,260 6,613,114
18,368,972
Communications - 1.1%
spacing
T-Mobile U.S., Inc. 32,020 7,629,085
Consumer, Cyclical - 8.5%
spacing
Costco Wholesale Corp. 4,212 4,169,627
Hilton Worldwide Holdings, Inc. 34,078 9,076,335
Home Depot, Inc. 25,912 9,500,376
Marriott International, Inc. Class A  7,573 2,069,019
McDonald's Corp. 23,972 7,003,899
NIKE, Inc. Class B  36,752 2,610,862
Ross Stores, Inc. 61,941 7,902,433
Tractor Supply Co. 53,538 2,825,200
Walmart, Inc. 123,191 12,045,616
Yum! Brands, Inc. 26,143 3,873,870
61,077,237
Consumer, Non-Cyclical - 19.4%
spacing
AbbVie, Inc. 39,319 7,298,393
AstraZeneca PLC ADR (United Kingdom)  95,613 6,681,436
Automatic Data Processing, Inc. 14,813 4,568,329
Avery Dennison Corp. 21,298 3,737,160
Becton Dickinson & Co. 21,357 3,678,743
Booz Allen Hamilton Holding Corp. 5,700 593,541
Cigna Group 8,899 2,941,831
Coca-Cola Co. 130,152 9,208,254
Colgate-Palmolive Co. 82,103 7,463,163
Danaher Corp. 31,265 6,176,088
Elevance Health, Inc. 10,403 4,046,351
Eli Lilly & Co. 14,201 11,070,105
GE HealthCare Technologies, Inc. 40,235 2,980,206
Gilead Sciences, Inc. 36,040 3,995,755
Kenvue, Inc. 348,245 7,288,768
McKesson Corp. 12,542 9,190,527
Mondelez International, Inc. Class A  95,550 6,443,892
Philip Morris International, Inc. 46,106 8,397,286
Quest Diagnostics, Inc. 30,600 5,496,678
S&P Global, Inc. 9,746 5,138,968
Stryker Corp. 21,131 8,360,058
Thermo Fisher Scientific, Inc. 16,439 6,665,357
UnitedHealth Group, Inc. 19,182 5,984,209
Zoetis, Inc. 8,003 1,248,068
138,653,166
Energy - 4.4%
spacing
ConocoPhillips 70,653 6,340,400
EOG Resources, Inc. 35,382 4,232,041
EQT Corp. 63,358 3,695,038
Exxon Mobil Corp. 86,150 9,286,970
Schlumberger NV 116,101 3,924,214
Williams Cos., Inc. 63,269 3,973,926
31,452,589
Financial - 21.1%
spacing
American Express Co. 33,246 10,604,809
American Tower Corp. REIT 29,002 6,410,022
a Shares Value
Aon PLC Class A  6,402 $ 2,283,978
Bank of America Corp. 244,007 11,546,411
Charles Schwab Corp. 112,464 10,261,216
Chubb Ltd. 46,870 13,579,177
Equity Residential REIT 104,741 7,068,970
Goldman Sachs Group, Inc. 6,643 4,701,583
Hartford Insurance Group, Inc. 38,838 4,927,377
JPMorgan Chase & Co. 74,498 21,597,715
Marsh & McLennan Cos., Inc. 53,886 11,781,635
MetLife, Inc. 23,700 1,905,954
Morgan Stanley 67,349 9,486,780
Progressive Corp. 31,501 8,406,357
Visa, Inc. Class A  58,367 20,723,203
Wells Fargo & Co. 72,394 5,800,207
151,085,394
Industrial - 15.4%
spacing
Amphenol Corp. Class A  105,099 10,378,526
CSX Corp. 120,602 3,935,243
Deere & Co. 14,513 7,379,715
GE Vernova, Inc. 6,598 3,491,332
General Electric Co. 64,205 16,525,725
Honeywell International, Inc. 33,425 7,784,014
Howmet Aerospace, Inc. 52,359 9,745,581
Illinois Tool Works, Inc. 8,747 2,162,696
Northrop Grumman Corp. 14,225 7,112,215
Old Dominion Freight Line, Inc. 24,576 3,988,685
Otis Worldwide Corp. 20,883 2,067,835
Rockwell Automation, Inc. 13,102 4,352,091
Schneider Electric SE 19,324 5,188,203
Stanley Black & Decker, Inc. 26,962 1,826,675
TE Connectivity PLC (Switzerland)  28,737 4,847,070
Trane Technologies PLC 12,394 5,421,260
Union Pacific Corp. 29,326 6,747,326
Waste Connections, Inc. 39,806 7,432,576
110,386,768
Technology - 22.7%
spacing
Accenture PLC Class A (Ireland)  28,885 8,633,438
Analog Devices, Inc. 35,653 8,486,127
Apple, Inc. 139,170 28,553,509
Applied Materials, Inc. 27,613 5,055,112
Broadcom, Inc. 63,900 17,614,035
Broadridge Financial Solutions, Inc. 35,141 8,540,317
Intuit, Inc. 5,800 4,568,254
KLA Corp. 10,662 9,550,380
Microsoft Corp. 97,030 48,263,692
QUALCOMM, Inc. 21,280 3,389,053
Roper Technologies, Inc. 16,640 9,432,218
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  20,500 4,643,045
Texas Instruments, Inc. 26,520 5,506,082
162,235,262
Utilities - 3.2%
spacing
Ameren Corp. 82,252 7,899,482
Atmos Energy Corp. 34,531 5,321,572
CMS Energy Corp. 75,164 5,207,362
NextEra Energy, Inc. 65,830 4,569,919
22,998,335
Total Common Stocks
    (Cost $485,779,524) 703,886,808

PACIFIC SELECT FUND
DIVIDEND GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025 , the Fund’s composition by sector as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a
Value
TOTAL INVESTMENTS - 98.4%
(Cost $485,779,524) $ 703,886,808
OTHER ASSETS & LIABILITIES, NET - 1.6% 11,485,343
NET ASSETS - 100.0% $ 715,372,151
Technology 22 .7%
Financial 21 .1%
Consumer, Non-Cyclical 19 .4%
Industrial 15 .4%
Consumer, Cyclical 8 .5%
Energy 4 .4%
Utilities 3 .2%
Others (each less than 3.0%) 3 .7%
98 .4%
Other Assets & Liabilities, Net 1 .6%
100 .0%
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 18,368,972 $ 18,368,972 $ – $ –
Communications 7,629,085 7,629,085 – –
Consumer, Cyclical 61,077,237 61,077,237 – –
Consumer, Non-Cyclical 138,653,166 138,653,166 – –
Energy 31,452,589 31,452,589 – –
Financial 151,085,394 151,085,394 – –
Industrial 110,386,768 105,198,565 5,188,203 –
Technology 162,235,262 162,235,262 – –
Utilities 22,998,335 22,998,335 – –
Total Common Stocks 703,886,808 698,698,605 5,188,203 –

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.1%
Basic Materials - 1.5%
spacing
Air Products & Chemicals, Inc. 22,807 $ 6,432,942
Albemarle Corp. † 11,781 738,315
CF Industries Holdings, Inc. 17,686 1,627,112
Dow, Inc. 70,257 1,860,405
DuPont de Nemours, Inc. 41,848 2,870,354
Eastman Chemical Co. 11,194 835,744
Ecolab, Inc. 25,311 6,819,796
Freeport-McMoRan, Inc. 144,023 6,243,397
International Flavors & Fragrances, Inc. 25,626 1,884,792
International Paper Co. 52,483 2,457,779
Linde PLC 48,097 22,566,151
LyondellBasell Industries NV Class A  26,068 1,508,295
Mosaic Co. 31,939 1,165,135
Newmont Corp. 115,012 6,700,599
Nucor Corp. 23,616 3,059,217
PPG Industries, Inc. 23,385 2,660,044
Sherwin-Williams Co. 23,262 7,987,240
Steel Dynamics, Inc. 14,384 1,841,296
79,258,613
Communications - 15.9%
spacing
Airbnb, Inc. Class A * 44,180 5,846,781
Alphabet, Inc. Class A  591,453 104,231,762
Alphabet, Inc. Class C  477,522 84,707,628
Amazon.com, Inc. * 960,202 210,658,717
Arista Networks, Inc. * 105,183 10,761,273
AT&T, Inc. 731,247 21,162,288
Booking Holdings, Inc. 3,352 19,405,532
CDW Corp. 13,389 2,391,142
Charter Communications, Inc. Class A †* 9,729 3,977,312
Cisco Systems, Inc. 402,303 27,911,782
Comcast Corp. Class A  378,871 13,521,906
Corning, Inc. 77,194 4,059,632
DoorDash, Inc. Class A * 34,843 8,589,148
eBay, Inc. 48,728 3,628,287
Expedia Group, Inc. * 12,495 2,107,657
F5, Inc. * 5,648 1,662,319
FactSet Research Systems, Inc. 3,813 1,705,479
Fox Corp. Class A  22,517 1,261,853
Fox Corp. Class B  14,065 726,176
Gen Digital, Inc. 54,293 1,596,214
GoDaddy, Inc. Class A * 14,130 2,544,248
Interpublic Group of Cos., Inc. 36,313 888,942
Juniper Networks, Inc. 35,916 1,434,126
Match Group, Inc. * 25,698 793,811
Meta Platforms, Inc. Class A  220,641 162,852,916
Motorola Solutions, Inc. 16,723 7,031,353
Netflix, Inc. * 43,208 57,861,129
News Corp. Class A  37,921 1,127,012
News Corp. Class B  11,270 386,674
Omnicom Group, Inc. † 19,611 1,410,815
Palo Alto Networks, Inc. * 67,138 13,739,120
Paramount Global Class B † 56,064 723,226
T-Mobile U.S., Inc. 48,445 11,542,506
Uber Technologies, Inc. * 212,513 19,827,463
VeriSign, Inc. * 8,413 2,429,674
Verizon Communications, Inc. 425,227 18,399,572
Walt Disney Co. 182,607 22,645,094
a Shares Value
Warner Bros Discovery, Inc. * 223,648 $ 2,563,006
858,113,575
Consumer, Cyclical - 8.0%
spacing
Aptiv PLC * (Jersey)  23,414 1,597,303
AutoZone, Inc. * 1,704 6,325,640
Best Buy Co., Inc. 19,676 1,320,850
Caesars Entertainment, Inc. * 21,660 614,927
CarMax, Inc. * 15,645 1,051,500
Carnival Corp. * 108,957 3,063,871
Chipotle Mexican Grill, Inc. * 137,640 7,728,486
Copart, Inc. * 87,775 4,307,119
Costco Wholesale Corp. 45,089 44,635,405
Cummins, Inc. 13,737 4,498,868
Darden Restaurants, Inc. 11,874 2,588,176
Deckers Outdoor Corp. * 15,282 1,575,116
Delta Air Lines, Inc. 67,423 3,315,863
Dollar General Corp. 22,041 2,521,050
Dollar Tree, Inc. * 20,252 2,005,758
Domino's Pizza, Inc. 3,506 1,579,804
DR Horton, Inc. 29,413 3,791,924
Fastenal Co. 114,798 4,821,516
Ford Motor Co. 391,357 4,246,223
General Motors Co. 99,695 4,905,991
Genuine Parts Co. 13,965 1,694,094
Hasbro, Inc. 12,725 939,360
Hilton Worldwide Holdings, Inc. 24,098 6,418,261
Home Depot, Inc. 101,007 37,033,207
Las Vegas Sands Corp. 35,431 1,541,603
Lennar Corp. Class A  23,135 2,558,962
Live Nation Entertainment, Inc. †* 16,138 2,441,357
LKQ Corp. 25,147 930,690
Lowe's Cos., Inc. 57,142 12,678,096
Lululemon Athletica, Inc. * 11,132 2,644,741
Marriott International, Inc. Class A  22,887 6,252,957
McDonald's Corp. 72,387 21,149,310
MGM Resorts International * 21,655 744,715
NIKE, Inc. Class B  118,460 8,415,398
Norwegian Cruise Line Holdings Ltd. * 43,038 872,811
NVR, Inc. * 309 2,282,169
O'Reilly Automotive, Inc. * 87,090 7,849,422
PACCAR, Inc. 52,545 4,994,928
Pool Corp. 3,835 1,117,826
PulteGroup, Inc. 20,801 2,193,673
Ralph Lauren Corp. 4,015 1,101,234
Ross Stores, Inc. 33,436 4,265,765
Royal Caribbean Cruises Ltd. 25,396 7,952,503
Southwest Airlines Co. 60,056 1,948,217
Starbucks Corp. 115,242 10,559,624
Tapestry, Inc. 21,914 1,924,268
Target Corp. 46,775 4,614,354
Tesla, Inc. * 284,775 90,461,627
TJX Cos., Inc. 113,552 14,022,536
TKO Group Holdings, Inc. 6,672 1,213,970
Tractor Supply Co. 54,060 2,852,746
Ulta Beauty, Inc. * 4,783 2,237,583
United Airlines Holdings, Inc. * 32,961 2,624,684
Walgreens Boots Alliance, Inc. 77,363 888,127
Walmart, Inc. 438,189 42,846,120
Williams-Sonoma, Inc. 12,334 2,015,006
WW Grainger, Inc. 4,454 4,633,229
Wynn Resorts Ltd. 9,073 849,868

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Yum! Brands, Inc. 28,183 $ 4,176,157
432,436,588
Consumer, Non-Cyclical - 14.4%
spacing
Abbott Laboratories 176,809 24,047,792
AbbVie, Inc. 179,509 33,320,461
Agilent Technologies, Inc. 29,481 3,479,053
Align Technology, Inc. * 7,038 1,332,505
Altria Group, Inc. 170,628 10,003,920
Amgen, Inc. 54,296 15,159,986
Archer-Daniels-Midland Co. 47,927 2,529,587
Automatic Data Processing, Inc. 41,356 12,754,190
Avery Dennison Corp. 8,071 1,416,218
Baxter International, Inc. 51,138 1,548,459
Becton Dickinson & Co. 28,972 4,990,427
Bio-Techne Corp. 15,581 801,642
Biogen, Inc. * 14,600 1,833,614
Boston Scientific Corp. * 150,614 16,177,450
Bristol-Myers Squibb Co. 205,988 9,535,184
Brown-Forman Corp. Class B † 21,069 566,967
Bunge Global SA 13,589 1,090,925
Campbell's Co. 19,387 594,212
Cardinal Health, Inc. 24,442 4,106,256
Cencora, Inc. 17,486 5,243,177
Centene Corp. * 50,061 2,717,311
Charles River Laboratories International, Inc. * 4,826 732,249
Church & Dwight Co., Inc. 24,539 2,358,443
Cigna Group 27,481 9,084,669
Cintas Corp. 35,042 7,809,811
Clorox Co. 12,415 1,490,669
Coca-Cola Co. 393,651 27,850,808
Colgate-Palmolive Co. 81,901 7,444,801
Conagra Brands, Inc. 48,018 982,928
Constellation Brands, Inc. Class A  15,705 2,554,889
Cooper Cos., Inc. * 19,959 1,420,282
Corpay, Inc. * 6,960 2,309,467
Corteva, Inc. 69,387 5,171,413
CVS Health Corp. 126,093 8,697,895
Danaher Corp. 64,647 12,770,368
DaVita, Inc. * 4,625 658,831
Dexcom, Inc. * 40,255 3,513,859
Edwards Lifesciences Corp. * 60,261 4,713,013
Elevance Health, Inc. 23,244 9,040,986
Eli Lilly & Co. 79,940 62,315,628
Equifax, Inc. 12,403 3,216,966
Estee Lauder Cos., Inc. Class A  23,357 1,887,246
GE HealthCare Technologies, Inc. 45,795 3,392,036
General Mills, Inc. 55,793 2,890,635
Gilead Sciences, Inc. 126,104 13,981,150
Global Payments, Inc. 25,503 2,041,260
HCA Healthcare, Inc. 18,124 6,943,304
Henry Schein, Inc. * 12,094 883,467
Hershey Co. 14,802 2,456,392
Hologic, Inc. * 23,282 1,517,055
Hormel Foods Corp. 27,897 843,884
Humana, Inc. 12,068 2,950,385
IDEXX Laboratories, Inc. * 8,250 4,424,805
Incyte Corp. * 15,667 1,066,923
Insulet Corp. * 7,028 2,208,057
Intuitive Surgical, Inc. * 36,424 19,793,166
IQVIA Holdings, Inc. * 17,359 2,735,605
J.M. Smucker Co. 11,158 1,095,716
Johnson & Johnson 244,515 37,349,666
Kellanova 26,891 2,138,641
a Shares Value
Kenvue, Inc. 191,967 $ 4,017,869
Keurig Dr. Pepper, Inc. 136,217 4,503,334
Kimberly-Clark Corp. 33,604 4,332,228
Kraft Heinz Co. 88,413 2,282,824
Kroger Co. 66,561 4,774,421
Labcorp Holdings, Inc. 8,416 2,209,284
Lamb Weston Holdings, Inc. 14,401 746,692
MarketAxess Holdings, Inc. 3,717 830,155
McCormick & Co., Inc. 25,261 1,915,289
McKesson Corp. 12,724 9,323,893
Medtronic PLC 130,244 11,353,369
Merck & Co., Inc. 255,521 20,227,042
Moderna, Inc. * 33,145 914,471
Molina Healthcare, Inc. * 5,776 1,720,670
Molson Coors Beverage Co. Class B  17,610 846,865
Mondelez International, Inc. Class A  133,894 9,029,811
Monster Beverage Corp. * 70,693 4,428,210
Moody's Corp. 15,701 7,875,465
PayPal Holdings, Inc. * 100,550 7,472,876
PepsiCo, Inc. 138,607 18,301,668
Pfizer, Inc. 574,002 13,913,808
Philip Morris International, Inc. 158,180 28,809,323
Procter & Gamble Co. 238,262 37,959,902
Quanta Services, Inc. 14,768 5,583,485
Quest Diagnostics, Inc. 11,158 2,004,312
Regeneron Pharmaceuticals, Inc. * 10,677 5,605,425
ResMed, Inc. † 14,728 3,799,824
Revvity, Inc. 12,363 1,195,749
Rollins, Inc. 28,156 1,588,562
S&P Global, Inc. 31,924 16,833,206
Solventum Corp. * 13,402 1,016,408
STERIS PLC 9,885 2,374,575
Stryker Corp. 34,766 13,754,473
Sysco Corp. 49,291 3,733,300
Thermo Fisher Scientific, Inc. 38,640 15,666,974
Tyson Foods, Inc. Class A  28,649 1,602,625
United Rentals, Inc. 6,696 5,044,766
UnitedHealth Group, Inc. 92,959 29,000,419
Universal Health Services, Inc. Class B  5,740 1,039,801
Verisk Analytics, Inc. 14,276 4,446,974
Vertex Pharmaceuticals, Inc. * 26,058 11,601,022
Viatris, Inc. 119,632 1,068,314
Waters Corp. * 5,950 2,076,788
West Pharmaceutical Services, Inc. 7,271 1,590,895
Zimmer Biomet Holdings, Inc. 20,270 1,848,827
Zoetis, Inc. 45,427 7,084,341
775,337,238
Energy - 3.0%
spacing
APA Corp. 43,824 801,541
Baker Hughes Co. 99,576 3,817,744
Chevron Corp. 165,053 23,633,939
ConocoPhillips 128,862 11,564,076
Coterra Energy, Inc. 74,101 1,880,683
Devon Energy Corp. 66,811 2,125,258
Diamondback Energy, Inc. 18,779 2,580,235
Enphase Energy, Inc. * 13,574 538,209
EOG Resources, Inc. 57,081 6,827,458
EQT Corp. 59,542 3,472,489
Expand Energy Corp. 21,071 2,464,043
Exxon Mobil Corp. 439,701 47,399,768
First Solar, Inc. * 10,730 1,776,244
Halliburton Co. 88,490 1,803,426
Hess Corp. 27,703 3,837,974

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Kinder Morgan, Inc. 193,547 $ 5,690,282
Marathon Petroleum Corp. 32,234 5,354,390
Occidental Petroleum Corp. 72,008 3,025,056
ONEOK, Inc. 62,156 5,073,794
Phillips 66 42,089 5,021,218
Schlumberger NV 142,556 4,818,393
Targa Resources Corp. 21,959 3,822,623
Texas Pacific Land Corp. 1,889 1,995,521
Valero Energy Corp. 32,187 4,326,576
Williams Cos., Inc. 122,179 7,674,063
161,325,003
Financial - 14.8%
spacing
Aflac, Inc. 50,365 5,311,493
Alexandria Real Estate Equities, Inc. REIT 15,605 1,133,391
Allstate Corp. 26,466 5,327,870
American Express Co. 56,061 17,882,338
American International Group, Inc. 62,382 5,339,275
American Tower Corp. REIT 47,454 10,488,283
Ameriprise Financial, Inc. 9,853 5,258,842
Aon PLC Class A  21,727 7,751,325
Apollo Global Management, Inc. 44,832 6,360,316
Arch Capital Group Ltd. 37,542 3,418,199
Arthur J Gallagher & Co. 26,026 8,331,443
Assurant, Inc. 5,140 1,015,099
AvalonBay Communities, Inc. REIT 14,236 2,897,026
Bank of America Corp. 668,840 31,649,509
Bank of New York Mellon Corp. 72,005 6,560,376
Berkshire Hathaway, Inc. Class B * 186,352 90,524,211
Blackrock, Inc. 14,705 15,429,221
Blackstone, Inc. 74,374 11,124,863
Brown & Brown, Inc. 28,039 3,108,684
BXP, Inc. REIT 15,780 1,064,677
Camden Property Trust REIT 10,689 1,204,543
Capital One Financial Corp. 65,001 13,829,613
Cboe Global Markets, Inc. 10,488 2,445,906
CBRE Group, Inc. Class A * 30,192 4,230,503
Charles Schwab Corp. 172,398 15,729,594
Chubb Ltd. 37,642 10,905,640
Cincinnati Financial Corp. 15,661 2,332,236
Citigroup, Inc. 188,405 16,037,034
Citizens Financial Group, Inc. 45,372 2,030,397
CME Group, Inc. 36,622 10,093,756
Coinbase Global, Inc. Class A * 21,204 7,431,790
CoStar Group, Inc. * 42,800 3,441,120
Crown Castle, Inc. REIT 43,559 4,474,816
Digital Realty Trust, Inc. REIT 31,811 5,545,612
Equinix, Inc. REIT 9,941 7,907,767
Equity Residential REIT 34,198 2,308,023
Erie Indemnity Co. Class A  2,444 847,555
Essex Property Trust, Inc. REIT 6,436 1,823,962
Everest Group Ltd. 4,338 1,474,269
Extra Space Storage, Inc. REIT 21,243 3,132,068
Federal Realty Investment Trust REIT 8,476 805,135
Fifth Third Bancorp 67,839 2,790,218
Franklin Resources, Inc. 31,577 753,111
Globe Life, Inc. 9,020 1,121,096
Goldman Sachs Group, Inc. 31,544 22,325,266
Hartford Insurance Group, Inc. 29,370 3,726,172
Healthpeak Properties, Inc. REIT 70,544 1,235,225
Host Hotels & Resorts, Inc. REIT 70,409 1,081,482
Huntington Bancshares, Inc. 145,584 2,439,988
Intercontinental Exchange, Inc. 58,416 10,717,584
Invesco Ltd. 41,595 655,953
a Shares Value
Invitation Homes, Inc. REIT 57,105 $ 1,873,044
Iron Mountain, Inc. REIT 29,403 3,015,866
JPMorgan Chase & Co. 282,438 81,881,601
KeyCorp 102,755 1,789,992
Kimco Realty Corp. REIT 67,570 1,420,321
KKR & Co., Inc. 68,863 9,160,845
Loews Corp. 18,263 1,673,987
M&T Bank Corp. 16,739 3,247,199
Marsh & McLennan Cos., Inc. 49,806 10,889,584
Mastercard, Inc. Class A  82,264 46,227,432
MetLife, Inc. 59,053 4,749,042
Mid-America Apartment Communities, Inc. REIT 11,715 1,733,937
Morgan Stanley 124,990 17,606,091
Nasdaq, Inc. 41,478 3,708,963
Northern Trust Corp. 20,211 2,562,553
PNC Financial Services Group, Inc. 39,843 7,427,532
Principal Financial Group, Inc. 21,356 1,696,307
Progressive Corp. 59,575 15,898,185
Prologis, Inc. REIT 94,217 9,904,091
Prudential Financial, Inc. 35,784 3,844,633
Public Storage REIT 15,789 4,632,808
Raymond James Financial, Inc. 18,614 2,854,829
Realty Income Corp. REIT 89,722 5,168,884
Regency Centers Corp. REIT 16,373 1,166,249
Regions Financial Corp. 91,727 2,157,419
SBA Communications Corp. REIT 10,772 2,529,696
Simon Property Group, Inc. REIT 30,719 4,938,386
State Street Corp. 28,415 3,021,651
Synchrony Financial 40,243 2,685,818
T. Rowe Price Group, Inc. 22,313 2,153,205
Travelers Cos., Inc. 22,847 6,112,486
Truist Financial Corp. 134,595 5,786,239
U.S. Bancorp 156,413 7,077,688
UDR, Inc. REIT 30,084 1,228,330
Ventas, Inc. REIT 46,277 2,922,393
VICI Properties, Inc. REIT 109,287 3,562,756
Visa, Inc. Class A  174,079 61,806,749
W.R. Berkley Corp. 30,134 2,213,945
Wells Fargo & Co. 331,679 26,574,121
Welltower, Inc. REIT 63,134 9,705,590
Weyerhaeuser Co. REIT 72,902 1,872,852
Willis Towers Watson PLC 10,180 3,120,170
798,457,344
Industrial - 7.5%
spacing
3M Co. 54,935 8,363,304
A.O. Smith Corp. 12,997 852,213
Allegion PLC 8,733 1,258,600
Amcor PLC 229,661 2,110,585
AMETEK, Inc. 23,208 4,199,720
Amphenol Corp. Class A  122,820 12,128,475
Axon Enterprise, Inc. * 7,436 6,156,562
Ball Corp. 30,428 1,706,707
Boeing Co. * 76,046 15,933,918
Builders FirstSource, Inc. * 11,673 1,362,122
Carrier Global Corp. 81,972 5,999,531
Caterpillar, Inc. 48,096 18,671,348
CH Robinson Worldwide, Inc. 11,756 1,127,988
CSX Corp. 194,792 6,356,063
Deere & Co. 25,637 13,036,158
Dover Corp. 13,778 2,524,543
Eaton Corp. PLC 39,920 14,251,041
Emerson Electric Co. 57,583 7,677,541
Expeditors International of Washington, Inc. 14,146 1,616,181

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
FedEx Corp. 22,590 $ 5,134,933
Fortive Corp. 35,116 1,830,597
Garmin Ltd. 15,413 3,217,001
GE Vernova, Inc. 27,967 14,798,738
Generac Holdings, Inc. * 6,029 863,413
General Dynamics Corp. 25,848 7,538,828
General Electric Co. 108,540 27,937,111
Honeywell International, Inc. 65,993 15,368,450
Howmet Aerospace, Inc. 40,911 7,614,764
Hubbell, Inc. 5,381 2,197,654
Huntington Ingalls Industries, Inc. 3,801 917,789
IDEX Corp. 7,588 1,332,225
Illinois Tool Works, Inc. 27,092 6,698,497
Ingersoll Rand, Inc. 40,443 3,364,049
Jabil, Inc. 11,371 2,480,015
Jacobs Solutions, Inc. 12,551 1,649,829
JB Hunt Transport Services, Inc. 8,076 1,159,714
Johnson Controls International PLC 66,958 7,072,104
Keysight Technologies, Inc. * 17,495 2,866,731
L3Harris Technologies, Inc. 19,015 4,769,723
Lennox International, Inc. 3,215 1,842,967
Lockheed Martin Corp. 21,253 9,843,114
Martin Marietta Materials, Inc. 6,126 3,362,929
Masco Corp. 21,876 1,407,939
Mettler-Toledo International, Inc. * 2,127 2,498,629
Mohawk Industries, Inc. * 6,001 629,145
Nordson Corp. 5,397 1,156,955
Norfolk Southern Corp. 22,663 5,801,048
Northrop Grumman Corp. 13,779 6,889,224
Old Dominion Freight Line, Inc. 18,902 3,067,795
Otis Worldwide Corp. 40,150 3,975,653
Packaging Corp. of America 8,937 1,684,178
Parker-Hannifin Corp. 13,128 9,169,514
Pentair PLC 16,589 1,703,027
Ralliant Corp. * 11,705 567,592
Republic Services, Inc. 20,462 5,046,134
Rockwell Automation, Inc. 11,373 3,777,769
RTX Corp. 135,765 19,824,405
Smurfit WestRock PLC 49,455 2,133,983
Snap-on, Inc. 5,281 1,643,342
Stanley Black & Decker, Inc. 15,168 1,027,632
TE Connectivity PLC (Switzerland)  30,491 5,142,917
Teledyne Technologies, Inc. * 4,689 2,402,222
Textron, Inc. 18,780 1,507,846
Trane Technologies PLC 22,656 9,909,961
TransDigm Group, Inc. 5,624 8,552,079
Trimble, Inc. * 24,478 1,859,838
Union Pacific Corp. 61,040 14,044,083
United Parcel Service, Inc. Class B  73,423 7,411,318
Veralto Corp. 24,731 2,496,594
Vulcan Materials Co. 13,237 3,452,474
Waste Management, Inc. 37,204 8,513,019
Westinghouse Air Brake Technologies Corp. 17,576 3,679,536
Xylem, Inc. 24,346 3,149,399
403,319,025
Technology - 31.6%
spacing
Accenture PLC Class A (Ireland)  63,180 18,883,870
Adobe, Inc. * 43,852 16,965,462
Advanced Micro Devices, Inc. * 164,918 23,401,864
Akamai Technologies, Inc. * 15,188 1,211,395
Analog Devices, Inc. 50,410 11,998,588
ANSYS, Inc. * 8,759 3,076,336
Apple, Inc. 1,517,396 311,324,137
a Shares Value
Applied Materials, Inc. 82,076 $ 15,025,653
Autodesk, Inc. * 21,595 6,685,164
Broadcom, Inc. 477,832 131,714,391
Broadridge Financial Solutions, Inc. 11,698 2,842,965
Cadence Design Systems, Inc. * 27,446 8,457,485
Cognizant Technology Solutions Corp. Class A  49,682 3,876,687
Crowdstrike Holdings, Inc. Class A * 25,357 12,914,574
Dayforce, Inc. * 15,237 843,977
Dell Technologies, Inc. Class C  31,257 3,832,108
Electronic Arts, Inc. 24,099 3,848,610
EPAM Systems, Inc. * 5,707 1,009,112
Fair Isaac Corp. * 2,466 4,507,749
Fidelity National Information Services, Inc. 52,842 4,301,867
Fiserv, Inc. * 57,467 9,907,886
Fortinet, Inc. * 63,636 6,727,598
Gartner, Inc. * 7,724 3,122,195
Hewlett Packard Enterprise Co. 130,273 2,664,083
HP, Inc. 93,524 2,287,597
Intel Corp. 443,285 9,929,584
International Business Machines Corp. 94,449 27,841,676
Intuit, Inc. 28,275 22,270,238
Jack Henry & Associates, Inc. 7,307 1,316,502
KLA Corp. 13,442 12,040,537
Lam Research Corp. 130,203 12,673,960
Leidos Holdings, Inc. 13,503 2,130,233
Microchip Technology, Inc. 53,777 3,784,288
Micron Technology, Inc. 113,096 13,939,082
Microsoft Corp. 755,326 375,706,706
Monolithic Power Systems, Inc. 4,887 3,574,254
MSCI, Inc. 7,883 4,546,441
NetApp, Inc. 20,605 2,195,463
NVIDIA Corp. 2,478,365 391,556,886
NXP Semiconductors NV (Netherlands)  25,533 5,578,705
ON Semiconductor Corp. * 42,936 2,250,276
Oracle Corp. 165,287 36,136,697
Palantir Technologies, Inc. Class A * 216,168 29,468,022
Paychex, Inc. 32,127 4,673,193
Paycom Software, Inc. 4,878 1,128,769
PTC, Inc. * 12,042 2,075,318
QUALCOMM, Inc. 111,718 17,792,209
Roper Technologies, Inc. 11,021 6,247,144
Salesforce, Inc. 97,506 26,588,911
Seagate Technology Holdings PLC † 21,636 3,122,724
ServiceNow, Inc. * 21,036 21,626,691
Skyworks Solutions, Inc. 15,699 1,169,890
Super Micro Computer, Inc. †* 50,478 2,473,927
Synopsys, Inc. * 15,684 8,040,873
Take-Two Interactive Software, Inc. * 17,217 4,181,148
Teradyne, Inc. 16,356 1,470,732
Texas Instruments, Inc. 91,954 19,091,490
Tyler Technologies, Inc. * 4,277 2,535,577
Western Digital Corp. 36,586 2,341,138
Workday, Inc. Class A * 21,957 5,269,680
Zebra Technologies Corp. Class A * 5,170 1,594,221
1,699,794,538
Utilities - 2.4%
spacing
AES Corp. 71,259 749,645
Alliant Energy Corp. 25,647 1,550,874
Ameren Corp. 28,144 2,702,950
American Electric Power Co., Inc. 54,864 5,692,689
American Water Works Co., Inc. 19,532 2,717,096
Atmos Energy Corp. 16,371 2,522,935
CenterPoint Energy, Inc. 65,325 2,400,040

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
CMS Energy Corp. 29,943 $ 2,074,451
Consolidated Edison, Inc. 36,615 3,674,315
Constellation Energy Corp. 31,851 10,280,229
Dominion Energy, Inc. 86,935 4,913,566
DTE Energy Co. 20,751 2,748,677
Duke Energy Corp. 78,532 9,266,776
Edison International 38,708 1,997,333
Entergy Corp. 45,358 3,770,157
Evergy, Inc. 23,050 1,588,836
Eversource Energy 38,213 2,431,111
Exelon Corp. 103,200 4,480,944
FirstEnergy Corp. 51,377 2,068,438
NextEra Energy, Inc. 208,092 14,445,747
NiSource, Inc. 48,467 1,955,159
NRG Energy, Inc. 20,686 3,321,758
PG&E Corp. 222,324 3,099,197
Pinnacle West Capital Corp. 11,354 1,015,842
PPL Corp. 73,947 2,506,064
Public Service Enterprise Group, Inc. 49,933 4,203,360
Sempra 66,276 5,021,732
Southern Co. 111,122 10,204,333
Vistra Corp. 34,555 6,697,105
WEC Energy Group, Inc. 31,682 3,301,264
Xcel Energy, Inc. 57,916 3,944,080
127,346,703
Total Common Stocks
    (Cost $2,317,769,269) 5,335,388,627
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.1%
    (Cost $2,317,769,269) 5,335,388,627
SECURITIES LENDING COLLATERAL - 0.3%
Mutual Funds - 0.0%
The Morgan Stanley Institutional Liquidity Funds
4.180% 1,898,102 1,898,102
Principal
Amount
Repurchase Agreements - 0.3%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$15,465,189; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $15,774,493) $ 15,463,282 15,463,282
a
Total Securities Lending Collateral
(Cost $17,361,384) 17,361,384
a
TOTAL INVESTMENTS - 99.4%
(Cost $2,335,130,653) 5,352,750,011
DERIVATIVES - 0.0% 1,423,956
OTHER ASSETS & LIABILITIES, NET - 0.6% 29,673,713
NET ASSETS - 100.0% $ 5,383,847,680
Technology 31 .6%
Communications 15 .9%
Financial 14 .8%
Consumer, Non-Cyclical 14 .4%
Consumer, Cyclical 8 .0%
Industrial 7 .5%
Energy 3 .0%
Others (each less than 3.0%) 4 .2%
99 .4%
Derivatives 0 .0%
Other Assets & Liabilities, Net 0 .6%
100 .0%

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(b) As of June 30, 2025, open futures contracts outstanding were as follows:
(c) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 09/25 151 $ 45,791,857 $ 47,215,813 $ 1,423,956
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 5,335,388,627 $ 5,335,388,627 $ – $ –
Securities Lending Collateral 17,361,384 1,898,102 15,463,282 –
Derivatives:
Equity Contracts
Futures 1,423,956 1,423,956 – –
Total $ 5,354,173,967 $ 5,338,710,685 $ 15,463,282 $ –

PACIFIC SELECT FUND
FOCUSED GROWTH PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
COMMON STOCKS - 98.4%
Communications - 23.7%
spacing
Alphabet, Inc. Class C  66,081 $ 11,722,108
Amazon.com, Inc. * 157,931 34,648,482
Booking Holdings, Inc. 1,978 11,451,117
DoorDash, Inc. Class A * 30,229 7,451,751
MercadoLibre, Inc. * (Brazil)  4,353 11,377,131
Meta Platforms, Inc. Class A  35,363 26,101,077
Shopify, Inc. Class A * (Canada)  58,356 6,731,365
109,483,031
Consumer, Cyclical - 7.1%
spacing
Chipotle Mexican Grill, Inc. * 117,808 6,614,919
Core & Main, Inc. Class A * 178,265 10,758,293
DraftKings, Inc. Class A * 259,891 11,146,725
Las Vegas Sands Corp. 104,114 4,530,000
33,049,937
Consumer, Non-Cyclical - 12.1%
spacing
Argenx SE ADR * (Netherlands)  11,623 6,406,830
Danaher Corp. 47,349 9,353,322
Eli Lilly & Co. 16,031 12,496,645
Madrigal Pharmaceuticals, Inc. * 11,907 3,603,535
Monster Beverage Corp. * 110,658 6,931,617
Revolution Medicines, Inc. * 48,089 1,769,194
Surgery Partners, Inc. * 397,705 8,840,982
UnitedHealth Group, Inc. 15,731 4,907,600
Vaxcyte, Inc. * 59,424 1,931,874
56,241,599
Financial - 6.3%
spacing
American Tower Corp. REIT 25,807 5,703,863
Intercontinental Exchange, Inc. 33,234 6,097,442
Mastercard, Inc. Class A  30,787 17,300,447
29,101,752
Industrial - 5.3%
spacing
Boeing Co. * 20,621 4,320,718
Howmet Aerospace, Inc. 81,092 15,093,654
Vertiv Holdings Co. Class A  38,967 5,003,753
24,418,125
Technology - 43.9%
spacing
Apple, Inc. 83,505 17,132,721
Broadcom, Inc. 95,251 26,255,938
Datadog, Inc. Class A * 91,861 12,339,688
Global-e Online Ltd. * (Israel)  93,303 3,129,383
HubSpot, Inc. * 6,777 3,772,281
Marvell Technology, Inc. 155,335 12,022,929
Microsoft Corp. 113,386 56,399,330
NVIDIA Corp. 202,723 32,028,207
Oracle Corp. 93,994 20,549,908
PTC, Inc. * 26,949 4,644,391
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  64,794 14,675,193
202,949,969
Total Common Stocks
    (Cost $313,610,825) 455,244,413
a
Principal
Amount Value
SHORT-TERM INVESTMENTS - 1.7%
U.S. Treasury Bills - 1.7%
0.000 due 07/01/25  $ 7,800,000 $ 7,800,000
Total Short-Term Investments
(Cost $7,800,000) 7,800,000
TOTAL INVESTMENTS - 100.1%
(Cost $321,410,825) 463,044,413
OTHER ASSETS & LIABILITIES, NET - (0.1%) (415,824)
NET ASSETS - 100.0% $ 462,628,589
Technology 43 .9%
Communications 23 .7%
Consumer, Non-Cyclical 12 .1%
Consumer, Cyclical 7 .1%
Financial 6 .3%
Industrial 5 .3%
Others (each less than 3.0%) 1 .7%
100 .1%
Other Assets & Liabilities, Net ( 0 .1% )
100 .0%

PACIFIC SELECT FUND
FOCUSED GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 455,244,413 $ 455,244,413 $ – $ –
Short-Term Investments 7,800,000 – 7,800,000 –
Total $ 463,044,413 $ 455,244,413 $ 7,800,000 $ –

PACIFIC SELECT FUND
GROWTH PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.4%
Basic Materials - 0.9%
spacing
Linde PLC 33,959 $ 15,932,884
Communications - 23.5%
spacing
Alphabet, Inc. Class A  358,633 63,201,894
Amazon.com, Inc. * 508,915 111,650,862
Meta Platforms, Inc. Class A  158,035 116,644,053
Netflix, Inc. * 42,560 56,993,373
Shopify, Inc. Class A * (Canada)  80,837 9,324,548
Spotify Technology SA * 54,084 41,500,816
399,315,546
Consumer, Cyclical - 3.8%
spacing
Chipotle Mexican Grill, Inc. * 132,432 7,436,057
Hilton Worldwide Holdings, Inc. 76,275 20,315,084
LVMH Moet Hennessy Louis Vuitton SE (France)  15,820 8,279,873
O'Reilly Automotive, Inc. * 178,455 16,084,149
Starbucks Corp. 144,250 13,217,627
65,332,790
Consumer, Non-Cyclical - 9.9%
spacing
Abbott Laboratories 78,102 10,622,653
Boston Scientific Corp. * 230,788 24,788,939
Cigna Group 16,343 5,402,669
Danaher Corp. 16,275 3,214,964
Dexcom, Inc. * 66,098 5,769,694
Eli Lilly & Co. 4,603 3,588,177
Intuitive Surgical, Inc. * 30,162 16,390,332
Medtronic PLC 110,265 9,611,800
Moody's Corp. 20,395 10,229,928
Philip Morris International, Inc. 174,699 31,817,929
Thermo Fisher Scientific, Inc. 25,893 10,498,576
TransUnion 164,016 14,433,408
Verisk Analytics, Inc. 52,709 16,418,853
Vertex Pharmaceuticals, Inc. * 13,963 6,216,328
169,004,250
Energy - 1.2%
spacing
Cheniere Energy, Inc. 81,092 19,747,524
Financial - 10.5%
spacing
Apollo Global Management, Inc. 51,638 7,325,883
ARES Management Corp. Class A  67,122 11,625,530
Arthur J Gallagher & Co. 34,895 11,170,587
CBRE Group, Inc. Class A * 44,512 6,237,022
CoStar Group, Inc. * 84,737 6,812,855
Goldman Sachs Group, Inc. 4,877 3,451,697
KKR & Co., Inc. 193,014 25,676,652
LPL Financial Holdings, Inc. 12,808 4,802,616
Mastercard, Inc. Class A  108,288 60,851,359
Nasdaq, Inc. 122,129 10,920,775
Visa, Inc. Class A  81,982 29,107,709
177,982,685
Industrial - 9.7%
spacing
Amphenol Corp. Class A  339,581 33,533,624
Curtiss-Wright Corp. 7,224 3,529,285
Eaton Corp. PLC 67,106 23,956,171
GE Vernova, Inc. 49,139 26,001,902
General Electric Co. 77,042 19,829,840
a Shares Value
Howmet Aerospace, Inc. 158,338 $ 29,471,452
Trane Technologies PLC 33,238 14,538,633
Vulcan Materials Co. 57,952 15,115,041
165,975,948
Technology - 39.0%
spacing
Apple, Inc. 366,231 75,139,614
AppLovin Corp. Class A * 17,694 6,194,316
ASML Holding NV †(Netherlands)  15,708 12,588,234
Atlassian Corp. Class A * 75,583 15,350,152
Autodesk, Inc. * 77,374 23,952,669
Broadcom, Inc. 95,103 26,215,142
Cadence Design Systems, Inc. * 47,762 14,717,860
Crowdstrike Holdings, Inc. Class A * 24,790 12,625,795
Datadog, Inc. Class A * 44,404 5,964,789
Fiserv, Inc. * 31,650 5,456,777
Guidewire Software, Inc. * 53,925 12,696,641
KLA Corp. 14,420 12,916,571
Microsoft Corp. 418,521 208,176,531
MSCI, Inc. 6,291 3,628,271
NVIDIA Corp. 979,617 154,769,689
Roper Technologies, Inc. 11,164 6,328,202
SAP SE (Germany)  33,129 10,130,172
ServiceNow, Inc. * 12,207 12,549,773
Synopsys, Inc. * 7,617 3,905,084
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  63,079 14,286,763
Take-Two Interactive Software, Inc. * 73,131 17,759,863
Veeva Systems, Inc. Class A * 30,477 8,776,766
664,129,674
Utilities - 0.9%
spacing
NextEra Energy, Inc. 38,060 2,642,125
Vistra Corp. 64,521 12,504,815
15,146,940
Total Common Stocks
    (Cost $1,029,870,315) 1,692,568,241
Principal
Amount
SHORT-TERM INVESTMENTS - 0.7%
U.S. Government Agency Issues - 0.7%
Federal Home Loan Bank Discount Notes
4.308% due 07/01/25  $ 11,810,000 11,808,635
Total Short-Term Investments
(Cost $11,810,000) 11,808,635
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.1%
    (Cost $1,041,680,315) 1,704,376,876
Shares
SECURITIES LENDING COLLATERAL - 0.7%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
4.180% 1,333,310 1,333,310

PACIFIC SELECT FUND
GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Principal
Amount Value
Repurchase Agreements - 0.6%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$10,863,426; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $11,080,695) $ 10,862,086 $ 10,862,086
a
Total Securities Lending Collateral
(Cost $12,195,396) 12,195,396
a
TOTAL INVESTMENTS - 100.8%
(Cost $1,053,875,711) 1,716,572,272
OTHER ASSETS & LIABILITIES, NET - (0.8%) (14,450,866)
NET ASSETS - 100.0% $ 1,702,121,406
Technology 39 .0%
Communications 23 .5%
Financial 10 .5%
Consumer, Non-Cyclical 9 .9%
Industrial 9 .7%
Consumer, Cyclical 3 .8%
Others (each less than 3.0%) 4 .4%
100 .8%
Other Assets & Liabilities, Net ( 0 .8% )
100 .0%
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 15,932,884 $ 15,932,884 $ – $ –
Communications 399,315,546 399,315,546 – –
Consumer, Cyclical 65,332,790 57,052,917 8,279,873 –
Consumer, Non-Cyclical 169,004,250 169,004,250 – –
Energy 19,747,524 19,747,524 – –
Financial 177,982,685 177,982,685 – –
Industrial 165,975,948 165,975,948 – –
Technology 664,129,674 653,999,502 10,130,172 –
Utilities 15,146,940 15,146,940 – –
Total Common Stocks 1,692,568,241 1,674,158,196 18,410,045 –
Short-Term Investments 11,808,635 – 11,808,635 –
Securities Lending Collateral 12,195,396 1,333,310 10,862,086 –
Total $ 1,716,572,272 $ 1,675,491,506 $ 41,080,766 $ –

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.8%
Basic Materials - 1.6%
spacing
Freeport-McMoRan, Inc. 18,671 $ 809,388
Linde PLC 8,226 3,859,475
LyondellBasell Industries NV Class A  12,345 714,282
Nucor Corp. 3,314 429,296
PPG Industries, Inc. ‡ 10,103 1,149,216
Sherwin-Williams Co. 2,126 729,983
7,691,640
Communications - 15.3%
spacing
Alphabet, Inc. Class A ‡ 53,075 9,353,407
Alphabet, Inc. Class C ‡ 28,652 5,082,578
Amazon.com, Inc. * ‡ 94,923 20,825,157
Arista Networks, Inc. * 10,851 1,110,166
AT&T, Inc. ‡ 74,870 2,166,738
Booking Holdings, Inc. ‡ 291 1,684,669
Charter Communications, Inc. Class A * ‡ 3,852 1,574,736
Comcast Corp. Class A ‡ 71,265 2,543,448
DoorDash, Inc. Class A * 4,153 1,023,756
Expedia Group, Inc. * 7,698 1,298,499
Meta Platforms, Inc. Class A ‡ 23,332 17,221,116
Motorola Solutions, Inc. 1,506 633,213
Netflix, Inc. * ‡ 2,260 3,026,434
Uber Technologies, Inc. * ‡ 20,445 1,907,518
Walt Disney Co. ‡ 24,031 2,980,084
72,431,519
Consumer, Cyclical - 8.1%
spacing
Aptiv PLC * (Jersey)  5,839 398,337
AutoZone, Inc. * 203 753,583
Burlington Stores, Inc. * ‡ 5,469 1,272,308
Carnival Corp. * 52,629 1,479,927
Chipotle Mexican Grill, Inc. * ‡ 44,525 2,500,079
Costco Wholesale Corp. ‡ 1,006 995,880
Delta Air Lines, Inc. 15,939 783,880
Hilton Worldwide Holdings, Inc. ‡ 9,961 2,653,013
Lennar Corp. Class A  4,481 495,643
Lowe's Cos., Inc. ‡ 18,773 4,165,165
McDonald's Corp. ‡ 14,193 4,146,769
NIKE, Inc. Class B  10,432 741,089
PACCAR, Inc. 12,248 1,164,295
Ross Stores, Inc. ‡ 17,235 2,198,841
Tesla, Inc. * ‡ 23,809 7,563,167
Walmart, Inc. ‡ 43,548 4,258,123
Warner Music Group Corp. Class A  13,796 375,803
Yum! Brands, Inc. ‡ 15,820 2,344,208
38,290,110
Consumer, Non-Cyclical - 13.5%
spacing
AbbVie, Inc. ‡ 28,572 5,303,535
Altria Group, Inc. ‡ 15,254 894,342
Baxter International, Inc. 8,065 244,208
Boston Scientific Corp. * ‡ 27,584 2,962,797
Bristol-Myers Squibb Co. ‡ 52,975 2,452,213
Church & Dwight Co., Inc. 6,535 628,079
Cigna Group 6,633 2,192,737
Coca-Cola Co. ‡ 35,535 2,514,101
Corpay, Inc. * ‡ 6,389 2,119,998
Edwards Lifesciences Corp. * 18,988 1,485,051
Eli Lilly & Co. ‡ 6,166 4,806,582
HCA Healthcare, Inc. 1,468 562,391
a Shares Value
Humana, Inc. 3,377 $ 825,609
Johnson & Johnson ‡ 27,473 4,196,501
Kenvue, Inc. 35,596 745,024
Keurig Dr. Pepper, Inc. 74,797 2,472,789
McKesson Corp. 1,194 874,939
Medtronic PLC 29,312 2,555,127
Merck & Co., Inc. ‡ 9,808 776,401
Mondelez International, Inc. Class A ‡ 45,316 3,056,111
Neurocrine Biosciences, Inc. * 2,785 350,047
PepsiCo, Inc. ‡ 29,914 3,949,845
Philip Morris International, Inc. ‡ 12,040 2,192,845
Regeneron Pharmaceuticals, Inc. * ‡ 2,927 1,536,675
Stryker Corp. ‡ 8,849 3,500,930
Thermo Fisher Scientific, Inc. ‡ 8,183 3,317,879
Toast, Inc. Class A * 17,077 756,340
United Rentals, Inc. 869 654,705
UnitedHealth Group, Inc. ‡ 12,414 3,872,796
Vertex Pharmaceuticals, Inc. * ‡ 4,186 1,863,607
WEX, Inc. * 1,254 184,200
Zimmer Biomet Holdings, Inc. 1,803 164,452
64,012,856
Energy - 3.0%
spacing
Baker Hughes Co. 28,176 1,080,268
ConocoPhillips ‡ 27,677 2,483,734
Diamondback Energy, Inc. ‡ 7,649 1,050,972
EOG Resources, Inc. ‡ 24,616 2,944,320
Exxon Mobil Corp. ‡ 60,664 6,539,579
14,098,873
Financial - 15.2%
spacing
Alexandria Real Estate Equities, Inc. REIT 2,263 164,362
American Express Co. 5,474 1,746,097
Ameriprise Financial, Inc. 4,013 2,141,859
Aon PLC Class A  5,678 2,025,683
Apollo Global Management, Inc. 8,871 1,258,529
Arthur J Gallagher & Co. ‡ 8,605 2,754,633
Bank of America Corp. ‡ 126,207 5,972,115
Berkshire Hathaway, Inc. Class B * ‡ 14,592 7,088,356
Capital One Financial Corp. 6,992 1,487,618
Charles Schwab Corp. 43,581 3,976,330
Citigroup, Inc. ‡ 26,094 2,221,121
CME Group, Inc. 8,602 2,370,883
Equinix, Inc. REIT 1,984 1,578,212
Equity LifeStyle Properties, Inc. REIT 11,458 706,615
Fifth Third Bancorp 43,916 1,806,265
Mastercard, Inc. Class A ‡ 14,306 8,039,114
Progressive Corp. ‡ 13,538 3,612,751
Prologis, Inc. REIT 12,425 1,306,116
Raymond James Financial, Inc. 4,377 671,301
SBA Communications Corp. REIT 6,357 1,492,878
State Street Corp. 9,448 1,004,700
Truist Financial Corp. ‡ 19,387 833,447
U.S. Bancorp 33,003 1,493,386
Ventas, Inc. REIT 32,906 2,078,014
Visa, Inc. Class A ‡ 20,969 7,445,043
Wells Fargo & Co. ‡ 64,552 5,171,906
Welltower, Inc. REIT 9,325 1,433,532
71,880,866
Industrial - 7.6%
spacing
3M Co. 13,497 2,054,783
Carrier Global Corp. ‡ 37,544 2,747,845
Caterpillar, Inc. 4,232 1,642,905

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025 , the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2025, investments with a total aggregate value of
$200,987,972 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and options contracts.
a Shares Value
Deere & Co. ‡ 5,691 $ 2,893,817
Eaton Corp. PLC 5,685 2,029,488
Emerson Electric Co. 4,888 651,717
FedEx Corp. ‡ 5,231 1,189,059
GE Vernova, Inc. 1,328 702,711
Howmet Aerospace, Inc. ‡ 23,920 4,452,230
Ingersoll Rand, Inc. 9,977 829,887
Martin Marietta Materials, Inc. 1,407 772,387
Masco Corp. ‡ 15,557 1,001,248
Otis Worldwide Corp. ‡ 22,377 2,215,771
RTX Corp. 19,658 2,870,461
Textron, Inc. 12,557 1,008,201
Trane Technologies PLC 8,662 3,788,845
TransDigm Group, Inc. ‡ 1,818 2,764,523
United Parcel Service, Inc. Class B ‡ 16,074 1,622,510
Vulcan Materials Co. 2,680 698,998
35,937,386
Technology - 33.2%
spacing
Analog Devices, Inc. ‡ 15,364 3,656,939
Apple, Inc. ‡ 131,976 27,077,516
Broadcom, Inc. ‡ 41,863 11,539,536
Cadence Design Systems, Inc. * 4,115 1,268,037
Cognizant Technology Solutions Corp. Class A  27,835 2,171,965
Crowdstrike Holdings, Inc. Class A * 476 242,432
Fidelity National Information Services, Inc. 28,865 2,349,900
Intuit, Inc. ‡ 2,333 1,837,541
Lam Research Corp. 38,142 3,712,742
Leidos Holdings, Inc. ‡ 10,971 1,730,785
Micron Technology, Inc. 17,245 2,125,446
Microsoft Corp. ‡ 76,230 37,917,564
NVIDIA Corp. ‡ 233,668 36,917,207
NXP Semiconductors NV (Netherlands)  13,568 2,964,472
Oracle Corp. 24,080 5,264,610
Palantir Technologies, Inc. Class A * 12,246 1,669,375
Salesforce, Inc. ‡ 14,441 3,937,916
Seagate Technology Holdings PLC 20,248 2,922,394
ServiceNow, Inc. * ‡ 3,646 3,748,380
Texas Instruments, Inc. ‡ 17,785 3,692,522
Western Digital Corp. 3,251 208,032
156,955,311
Utilities - 2.3%
spacing
Entergy Corp. 3,866 321,342
NextEra Energy, Inc. ‡ 50,773 3,524,662
NRG Energy, Inc. 1,949 312,970
PG&E Corp. 54,818 764,163
Southern Co. ‡ 43,291 3,975,412
Vistra Corp. 11,448 2,218,737
11,117,286
Total Common Stocks
    (Cost $373,361,470) 472,415,847
TOTAL INVESTMENTS - 99.8%
(Cost $373,361,470) 472,415,847
DERIVATIVES - 0.1% 416,046
OTHER ASSETS & LIABILITIES, NET - 0.1% 339,232
NET ASSETS - 100.0% $ 473,171,125
Technology 33 .2%
Communications 15 .3%
Financial 15 .2%
Consumer, Non-Cyclical 13 .5%
Consumer, Cyclical 8 .1%
Industrial 7 .6%
Energy 3 .0%
Others (each less than 3.0%) 3 .9%
99 .8%
Derivatives 0 .1%
Other Assets & Liabilities, Net 0 .1%
100 .0%

PACIFIC SELECT FUND
HEDGED EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(c) As of June 30, 2025, open futures contracts outstanding were as follows:
(d) As of June 30, 2025, purchased options outstanding were as follows:
(e) As of June 30, 2025, premiums received, and value of written options outstanding were as follows:
(f) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 09/25 2 $ 622,429 $ 625,375 $ 2,946
Options on Indices
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Cost Value
Put - S&P 500 Index $ 5,870.00 09/30/25 CBOE 765 $ 449,055,000 $ 6,486,435 $ 6,571,350
Total Purchased Options $ 6,486,435 $ 6,571,350
Options on Indices
Description
Exercise
Price
Expiration
Date Exchange
Number of
Contracts
Notional
Amount Premium Value
Call - S&P 500 Index $ 6,505.00 09/30/25 CBOE 765 $ 497,632,500 $ 4,855,455 ( $ 4,773,600 )
a
Put - S&P 500 Index 4,955.00 09/30/25 CBOE 765 379,057,500 $ 1,363,230 ( $ 1,384,650 )
a
Total Written Options $ 6,218,685 ( $ 6,158,250 )
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 472,415,847 $ 472,415,847 $ – $ –
Derivatives:
Equity Contracts
Futures 2,946 2,946 – –
Purchased Options 6,571,350 – 6,571,350 –
Total Equity Contracts 6,574,296 2,946 6,571,350 –
Total Assets 478,990,143 472,418,793 6,571,350 –
Liabilities Derivatives:
Equity Contracts
Written Options (6,158,250) – (6,158,250) –
Total Liabilities (6,158,250) – (6,158,250) –
Total $ 472,831,893 $ 472,418,793 $ 413,100 $ –

PACIFIC SELECT FUND
LARGE-CAP CORE PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.1%
Communications - 12.7%
spacing
Alphabet, Inc. Class A  373,761 $ 65,867,901
Amazon.com, Inc. * 561,351 123,154,796
Meta Platforms, Inc. Class A  142,229 104,977,803
Walt Disney Co. 316,585 39,259,706
333,260,206
Consumer, Cyclical - 9.6%
spacing
Chipotle Mexican Grill, Inc. * 493,146 27,690,148
Lowe's Cos., Inc. 240,110 53,273,206
Marriott International, Inc. Class A  114,684 31,332,815
McDonald's Corp. 178,387 52,119,330
Tesla, Inc. * 90,757 28,829,868
Walmart, Inc. 579,738 56,686,782
249,932,149
Consumer, Non-Cyclical - 9.6%
spacing
AbbVie, Inc. 225,022 41,768,584
Edwards Lifesciences Corp. * 330,491 25,847,701
Eli Lilly & Co. 28,935 22,555,700
Medtronic PLC 381,753 33,277,409
Mondelez International, Inc. Class A  396,736 26,755,876
Regeneron Pharmaceuticals, Inc. * 30,558 16,042,950
Stryker Corp. 115,453 45,676,670
United Rentals, Inc. 23,845 17,964,823
Vertex Pharmaceuticals, Inc. * 44,874 19,977,905
249,867,618
Energy - 4.2%
spacing
Baker Hughes Co. 1,664,641 63,822,336
Exxon Mobil Corp. 438,120 47,229,336
111,051,672
Financial - 16.3%
spacing
American Express Co. 208,216 66,416,740
Ameriprise Financial, Inc. 84,784 45,251,764
Arthur J Gallagher & Co. 161,066 51,560,448
Blackstone, Inc. 77,478 11,589,159
Mastercard, Inc. Class A  125,451 70,495,935
Morgan Stanley 226,118 31,850,981
Prologis, Inc. REIT 149,338 15,698,410
Travelers Cos., Inc. 100,594 26,912,919
U.S. Bancorp 436,791 19,764,793
Wells Fargo & Co. 1,066,255 85,428,351
424,969,500
Industrial - 11.7%
spacing
Carrier Global Corp. 490,016 35,864,271
CSX Corp. 812,924 26,525,710
Deere & Co. 61,951 31,501,464
Eaton Corp. PLC 170,461 60,852,872
Howmet Aerospace, Inc. 215,144 40,044,753
Northrop Grumman Corp. 85,707 42,851,786
Trane Technologies PLC 46,176 20,197,844
Vulcan Materials Co. 180,956 47,196,944
305,035,644
Technology - 31.4%
spacing
Apple, Inc. 741,341 152,100,933
ASML Holding NV †(Netherlands)  13,177 10,559,916
a Shares Value
Broadcom, Inc. 285,970 $ 78,827,630
Intuit, Inc. 44,714 35,218,088
Micron Technology, Inc. 157,045 19,355,796
Microsoft Corp. 477,838 237,681,400
NVIDIA Corp. 1,119,218 176,825,252
NXP Semiconductors NV (Netherlands)  257,367 56,232,116
Oracle Corp. 239,457 52,352,484
819,153,615
Utilities - 3.6%
spacing
Entergy Corp. 165,490 13,755,529
NextEra Energy, Inc. 506,868 35,186,776
PG&E Corp. 851,407 11,868,614
Southern Co. 355,510 32,646,483
93,457,402
Total Common Stocks
    (Cost $2,171,230,958) 2,586,727,806
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.1%
    (Cost $2,171,230,958) 2,586,727,806
SECURITIES LENDING COLLATERAL - 0.4%
Mutual Funds - 0.0%
The Morgan Stanley Institutional Liquidity Funds
4.180% 1,155,535 1,155,535
Principal
Amount
Repurchase Agreements - 0.4%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$9,414,969; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $9,603,269) $ 9,413,808 9,413,808
a
Total Securities Lending Collateral
(Cost $10,569,343) 10,569,343
a
TOTAL INVESTMENTS - 99.5%
(Cost $2,181,800,301) 2,597,297,149
DERIVATIVES - 0.0% 5,746
OTHER ASSETS & LIABILITIES, NET - 0.5% 11,742,177
NET ASSETS - 100.0% $ 2,609,045,072

PACIFIC SELECT FUND
LARGE-CAP CORE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2025, open futures contracts outstanding were as follows:
(c) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Technology 31 .4%
Financial 16 .3%
Communications 12 .7%
Industrial 11 .7%
Consumer, Cyclical 9 .6%
Consumer, Non-Cyclical 9 .6%
Energy 4 .2%
Utilities 3 .6%
Others (each less than 3.0%) 0 .4%
99 .5%
Derivatives 0 .0%
Other Assets & Liabilities, Net 0 .5%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 09/25 2 $ 619,629 $ 625,375 $ 5,746
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 2,586,727,806 $ 2,586,727,806 $ – $ –
Securities Lending Collateral 10,569,343 1,155,535 9,413,808 –
Derivatives:
Equity Contracts
Futures 5,746 5,746 – –
Total $ 2,597,302,895 $ 2,587,889,087 $ 9,413,808 $ –

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Gamida Cell Ltd. - Contingent Value Rights * ± Ω 334,500 $ –
Total Rights
    (Cost $681,406) –
COMMON STOCKS - 99.6%
Basic Materials - 1.6%
spacing
Carpenter Technology Corp. 37,143 10,265,582
Codexis, Inc. * 210,363 513,286
International Paper Co. 173,231 8,112,408
Vale SA ADR (Brazil)  451,708 4,386,084
23,277,360
Communications - 25.8%
spacing
Airbnb, Inc. Class A * 104,187 13,788,108
Alphabet, Inc. Class A  394,406 69,506,169
Amazon.com, Inc. * 716,041 157,092,235
Booking Holdings, Inc. 2,600 15,052,024
MercadoLibre, Inc. * (Brazil)  7,348 19,204,953
Meta Platforms, Inc. Class A  49,079 36,224,719
Palo Alto Networks, Inc. * 22,100 4,522,544
Shopify, Inc. Class A * (Canada)  163,400 18,848,190
Tencent Holdings Ltd. (China)  260,997 16,817,500
Uber Technologies, Inc. * 102,785 9,589,841
Wix.com Ltd. * (Israel)  50,100 7,938,846
Zillow Group, Inc. Class A * 32,603 2,232,980
Zillow Group, Inc. Class C * 140,425 9,836,771
380,654,880
Consumer, Cyclical - 5.6%
spacing
BYD Co. Ltd. Class H (China)  877,569 13,663,768
Carnival Corp. * 122,200 3,436,264
DR Horton, Inc. 25,300 3,261,676
Ferguson Enterprises, Inc. 40,787 8,931,240
Floor & Decor Holdings, Inc. Class A * 32,814 2,492,551
Games Workshop Group PLC (United Kingdom)  15,413 3,430,668
Kura Sushi USA, Inc. Class A †* 27,309 2,350,759
Live Nation Entertainment, Inc. †* 79,674 12,053,083
Lowe's Cos., Inc. 119,145 26,434,701
Savers Value Village, Inc. †* 154,646 1,577,389
Starbucks Corp. 60,342 5,529,138
83,161,237
Consumer, Non-Cyclical - 19.0%
spacing
10X Genomics, Inc. Class A * 55,970 648,133
Aclaris Therapeutics, Inc. * 21,179 30,074
Align Technology, Inc. * 37,970 7,188,860
Alnylam Pharmaceuticals, Inc. * 52,720 17,191,465
Arcellx, Inc. * 8,315 547,543
Beam Therapeutics, Inc. * 127,282 2,165,067
Bio-Techne Corp. 10,367 533,382
Biogen, Inc. * 29,634 3,721,734
BioNTech SE ADR * (Germany)  54,879 5,842,967
Blueprint Medicines Corp. * 4,426 567,325
Boston Scientific Corp. * 313,295 33,651,016
Ceribell, Inc. * 14,913 279,320
Chugai Pharmaceutical Co. Ltd. (Japan)  114,043 5,955,077
Coca-Cola Co. 92,300 6,530,225
Constellation Brands, Inc. Class A  54,474 8,861,830
a Shares Value
Cytokinetics, Inc. * 23,978 $ 792,233
Eli Lilly & Co. 46,589 36,317,523
Equifax, Inc. 91,748 23,796,679
Estee Lauder Cos., Inc. Class A  218,426 17,648,821
Exact Sciences Corp. * 212,511 11,292,835
Galapagos NV ADR * (Belgium)  53,065 1,485,289
Gilead Sciences, Inc. 115,243 12,776,991
Glaukos Corp. * 30,930 3,194,760
HealthEquity, Inc. * 111,088 11,637,579
Hookipa Pharma, Inc. * 8,859 11,118
Immunocore Holdings PLC ADR * (United
Kingdom)  28,452 892,824
Janux Therapeutics, Inc. * 19,085 440,864
Krystal Biotech, Inc. * 5,699 783,385
Legend Biotech Corp. ADR * 42,300 1,501,227
MaxCyte, Inc. * 113,590 247,626
Moderna, Inc. * 46,796 1,291,102
Penumbra, Inc. * 18,859 4,839,785
Pulmonx Corp. * 26,592 68,873
RELX PLC ADR (United Kingdom)  83,988 4,563,908
Royalty Pharma PLC Class A  486,275 17,520,488
RxSight, Inc. * 7,276 94,588
Seres Therapeutics, Inc. * 1,630 18,109
Synlogic, Inc. * 5,823 7,395
Teva Pharmaceutical Industries Ltd. ADR *
(Israel)  391,392 6,559,730
Toast, Inc. Class A * 286,970 12,709,901
UCB SA (Belgium)  40,086 7,887,232
UL Solutions, Inc. Class A  88,750 6,466,325
Vor BioPharma, Inc. †* 64,106 103,852
XOMA Royalty Corp. * 33,512 844,502
Zevra Therapeutics, Inc. †* 73,649 648,848
280,158,410
Energy - 1.5%
spacing
Cheniere Energy, Inc. 56,601 13,783,476
Range Resources Corp. 194,948 7,928,535
21,712,011
Financial - 9.4%
spacing
Arthur J Gallagher & Co. 46,689 14,946,083
Capital One Financial Corp. 69,879 14,867,456
Circle Internet Group, Inc. †* 2,500 453,225
Evercore, Inc. Class A  16,800 4,536,336
Huntington Bancshares, Inc. 175,768 2,945,872
Intercontinental Exchange, Inc. 88,028 16,150,497
M&T Bank Corp. 14,520 2,816,735
Mastercard, Inc. Class A  65,976 37,074,553
Morgan Stanley 28,836 4,061,839
Rocket Cos., Inc. Class A † 327,961 4,650,487
Visa, Inc. Class A  99,363 35,278,833
137,781,916
Industrial - 7.0%
spacing
Chemometec AS (Denmark)  20,324 1,875,830
Deere & Co. 38,242 19,445,675
Eagle Materials, Inc. 2,908 587,736
Flex Ltd. * 132,861 6,632,421
GE Vernova, Inc. 36,849 19,498,648
General Electric Co. 83,298 21,440,072
Ingersoll Rand, Inc. 81,617 6,788,902
Jabil, Inc. 35,615 7,767,631
Loar Holdings, Inc. * 1,245 107,282
Martin Marietta Materials, Inc. 11,382 6,248,263

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
Simpson Manufacturing Co., Inc. 3,033 $ 471,055
TopBuild Corp. * 13,766 4,456,605
Westinghouse Air Brake Technologies Corp. 38,591 8,079,026
103,399,146
Technology - 29.7%
spacing
Appfolio, Inc. Class A * 2,474 569,713
Apple, Inc. 282,545 57,969,758
Astera Labs, Inc. * 2,401 217,099
BE Semiconductor Industries NV (Netherlands)  77,050 11,523,091
CyberArk Software Ltd. * 7,200 2,929,536
Docusign, Inc. * 60,224 4,690,847
Duolingo, Inc. * 7,332 3,006,267
Gartner, Inc. * 2,800 1,131,816
HubSpot, Inc. * 18,821 10,476,333
KBR, Inc. 46,067 2,208,452
Microsoft Corp. 175,600 87,345,196
Monday.com Ltd. * 30,200 9,497,296
Nutanix, Inc. Class A * 47,278 3,613,930
NVIDIA Corp. 1,081,922 170,932,857
ROBLOX Corp. Class A * 178,561 18,784,617
SailPoint, Inc. * 8,500 194,310
SiTime Corp. * 22,651 4,826,475
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  168,319 38,122,570
Veeva Systems, Inc. Class A * 17,635 5,078,527
Zeta Global Holdings Corp. Class A * 140,475 2,175,958
Zscaler, Inc. * 6,700 2,103,398
437,398,046
Total Common Stocks
    (Cost $1,215,149,627) 1,467,543,006
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.6%
    (Cost $1,215,831,033) 1,467,543,006
SECURITIES LENDING COLLATERAL - 1.5%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity Funds
4.180% 2,397,278 2,397,278
Principal
Amount
Repurchase Agreements - 1.3%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$19,532,328; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $19,922,975) $ 19,529,920 19,529,920
a
Total Securities Lending Collateral
(Cost $21,927,198) 21,927,198
a
TOTAL INVESTMENTS - 101.1%
(Cost $1,237,758,231) 1,489,470,204
OTHER ASSETS & LIABILITIES, NET - (1.1%) (16,689,366)
NET ASSETS - 100.0% $ 1,472,780,838
Technology 29 .7%
Communications 25 .8%
Consumer, Non-Cyclical 19 .0%
Financial 9 .4%
Industrial 7 .0%
Consumer, Cyclical 5 .6%
Others (each less than 3.0%) 4 .6%
101 .1%
Other Assets & Liabilities, Net ( 1 .1% )
100 .0%

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 23,277,360 $ 23,277,360 $ – $ –
Communications 380,654,880 363,837,380 16,817,500 –
Consumer, Cyclical 83,161,237 57,135,561 26,025,676 –
Consumer, Non-Cyclical 280,158,410 266,316,101 13,842,309 –
Energy 21,712,011 21,712,011 – –
Financial 137,781,916 137,781,916 – –
Industrial 103,399,146 101,523,316 1,875,830 –
Technology 437,398,046 425,874,955 11,523,091 –
Total Common Stocks 1,467,543,006 1,397,458,600 70,084,406 –
Securities Lending Collateral 21,927,198 2,397,278 19,529,920 –
Total $ 1,489,470,204 $ 1,399,855,878 $ 89,614,326 $ –

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 52.2%
Basic Materials - 0.8%
Celanese U.S. Holdings LLC
1.400% due 08/05/26 † $ 1,060,000 $ 1,022,489
6.415% due 07/15/27  662,000 685,997
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 2,188,000 2,210,836
Mosaic Co.
4.050% due 11/15/27  2,500,000 2,482,556
6,401,878
Communications - 1.7%
AT&T, Inc.
1.700% due 03/25/26  3,000,000 2,940,351
2.950% due 07/15/26  60,000 59,104
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.750% due 02/15/28  2,560,000 2,513,115
6.150% due 11/10/26  500,000 509,711
Discovery Communications LLC
3.950% due 03/20/28  1,604,000 1,533,825
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  60,000 58,733
3.200% due 03/15/27  2,500,000 2,451,988
Sprint LLC
7.625% due 03/01/26  2,000,000 2,019,350
T-Mobile USA, Inc.
2.625% due 04/15/26  2,575,000 2,536,749
14,622,926
Consumer, Cyclical - 3.2%
AutoZone, Inc.
3.125% due 04/21/26  60,000 59,303
5.050% due 07/15/26  2,500,000 2,516,414
5.125% due 06/15/30  384,000 393,847
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 758,000 767,990
5.000% due 01/15/27 ~ 500,000 504,977
Ford Motor Credit Co. LLC
5.800% due 03/05/27  4,500,000 4,537,170
5.850% due 05/17/27  4,700,000 4,737,712
6.950% due 06/10/26  200,000 202,770
General Motors Financial Co., Inc.
1.500% due 06/10/26  100,000 97,098
2.350% due 02/26/27  1,000,000 964,091
5.000% due 07/15/27  1,800,000 1,811,509
5.400% due 04/06/26  1,000,000 1,004,724
5.400% due 05/08/27  4,580,000 4,648,432
6.000% due 01/09/28  80,000 82,422
Hyundai Capital America
2.750% due 09/27/26 ~ † 4,060,000 3,969,778
5.650% due 06/26/26 ~ 80,000 80,820
Ross Stores, Inc.
0.875% due 04/15/26  60,000 58,311
26,437,368
Consumer, Non-Cyclical - 5.7%
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  2,560,000 2,525,161
3.557% due 08/15/27  2,500,000 2,460,673
4.700% due 04/02/27  100,000 100,518
a
Principal
Amount Value
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26  $ 2,580,000 $ 2,526,922
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 853,000 845,266
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 2,777,000 2,823,176
Centene Corp.
4.250% due 12/15/27  2,560,000 2,522,809
Cigna Group
3.400% due 03/01/27  2,580,000 2,544,528
Constellation Brands, Inc.
3.500% due 05/09/27  2,500,000 2,461,380
CVS Health Corp.
1.300% due 08/21/27  2,290,000 2,147,428
2.875% due 06/01/26  2,440,000 2,403,346
6.250% due 06/01/27  2,000,000 2,069,223
HCA, Inc.
3.125% due 03/15/27  1,860,000 1,821,969
4.500% due 02/15/27  2,580,000 2,581,078
5.000% due 03/01/28 † 800,000 812,123
5.200% due 06/01/28  80,000 81,751
Humana, Inc.
1.350% due 02/03/27  2,720,000 2,602,804
3.950% due 03/15/27  2,500,000 2,491,821
Imperial Brands Finance PLC (United Kingdom)
due 06/30/28 # ~ 766,000 766,042
6.125% due 07/27/27 ~ 500,000 516,310
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 1,071,000 1,087,351
JBS USA Holding Lux SARL/JBS USA Food Co./
JBS Lux Co. SARL
2.500% due 01/15/27  60,000 58,404
5.125% due 02/01/28  4,490,000 4,591,968
Mars, Inc.
4.450% due 03/01/27 ~ 1,053,000 1,057,102
4.600% due 03/01/28 ~ 1,786,000 1,800,890
Philip Morris International, Inc.
4.125% due 04/28/28  2,200,000 2,196,183
47,896,226
Energy - 4.8%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  2,560,000 2,535,875
5.000% due 12/15/29 ~ 922,000 930,758
Cenovus Energy, Inc. (Canada)
4.250% due 04/15/27  75,000 74,849
DCP Midstream Operating LP
5.625% due 07/15/27  1,287,000 1,316,196
Diamondback Energy, Inc.
5.200% due 04/18/27  2,460,000 2,494,722
Enbridge, Inc. (Canada)
5.250% due 04/05/27  2,440,000 2,476,727
5.300% due 04/05/29  2,440,000 2,507,061
5.900% due 11/15/26  2,500,000 2,545,167
Energy Transfer LP
3.900% due 07/15/26  2,500,000 2,484,245
6.050% due 12/01/26  60,000 61,283
EQT Corp.
3.125% due 05/15/26 ~ 80,000 78,784
3.900% due 10/01/27  2,890,000 2,852,553
Hess Corp.
4.300% due 04/01/27  2,080,000 2,076,035
MPLX LP
1.750% due 03/01/26  1,600,000 1,569,356

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.125% due 03/01/27  $ 1,500,000 $ 1,492,486
4.250% due 12/01/27  310,000 308,874
Northwest Pipeline LLC
4.000% due 04/01/27  2,930,000 2,912,302
Occidental Petroleum Corp.
5.000% due 08/01/27  2,600,000 2,624,130
ONEOK, Inc.
4.000% due 07/13/27  2,850,000 2,832,571
4.250% due 09/24/27  2,120,000 2,117,500
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  892,000 852,922
4.500% due 12/15/26  2,400,000 2,404,277
Western Midstream Operating LP
4.650% due 07/01/26  580,000 578,916
40,127,589
Financial - 30.6%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 2,000,000 2,044,009
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  150,000 147,399
2.450% due 10/29/26  2,600,000 2,533,893
4.625% due 10/15/27  2,500,000 2,510,815
6.100% due 01/15/27  2,400,000 2,454,017
6.450% due 04/15/27  150,000 154,941
Ally Financial, Inc.
4.750% due 06/09/27  2,480,000 2,494,675
5.737% due 05/15/29  139,000 141,504
7.100% due 11/15/27 † 1,130,000 1,191,414
American Express Co.
5.098% due 02/16/28  2,440,000 2,468,580
5.389% due 07/28/27  40,000 40,406
American Tower Corp.
3.375% due 10/15/26  2,500,000 2,468,947
3.600% due 01/15/28  2,620,000 2,573,330
Aon North America, Inc.
5.125% due 03/01/27  2,000,000 2,024,491
ARES Capital Corp.
2.150% due 07/15/26  2,000,000 1,949,379
ARES Strategic Income Fund
5.450% due 09/09/28 ~ 490,000 490,350
5.700% due 03/15/28  64,000 64,538
Arthur J Gallagher & Co.
4.600% due 12/15/27  1,385,000 1,395,921
Athene Global Funding
1.608% due 06/29/26 ~ 2,000,000 1,945,746
4.950% due 01/07/27 ~ 2,100,000 2,114,700
5.516% due 03/25/27 ~ 2,120,000 2,156,220
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 100,000 98,169
4.950% due 01/15/28 ~ 3,025,000 3,042,163
6.375% due 05/04/28 ~ 2,660,000 2,774,998
Bank of America Corp.
1.658% due 03/11/27  1,080,000 1,059,584
3.559% due 04/23/27  2,560,000 2,541,965
3.824% due 01/20/28  2,580,000 2,558,302
4.948% due 07/22/28  2,580,000 2,610,247
5.819% due 09/15/29  2,440,000 2,542,214
5.933% due 09/15/27  2,460,000 2,503,518
Bank of Montreal (Canada)
4.567% due 09/10/27  2,620,000 2,626,752
5.266% due 12/11/26  2,500,000 2,536,144
a
Principal
Amount Value
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  $ 2,620,000 $ 2,625,146
Barclays PLC (United Kingdom)
2.279% due 11/24/27  200,000 194,001
5.501% due 08/09/28  2,400,000 2,448,231
5.674% due 03/12/28  2,400,000 2,446,319
5.829% due 05/09/27  2,700,000 2,727,931
6.496% due 09/13/27  2,400,000 2,453,788
Blackstone Private Credit Fund
3.250% due 03/15/27  60,000 58,371
7.300% due 11/27/28  2,300,000 2,453,827
BNP Paribas SA (France)
1.675% due 06/30/27 ~ 3,000,000 2,915,734
Brown & Brown, Inc.
4.600% due 12/23/26  749,000 752,768
4.700% due 06/23/28  417,000 420,644
Canadian Imperial Bank of Commerce (Canada)
5.926% due 10/02/26  60,000 61,192
Capital One Financial Corp.
1.878% due 11/02/27  2,560,000 2,473,485
5.468% due 02/01/29  2,040,000 2,089,389
7.149% due 10/29/27  2,070,000 2,139,347
Citigroup, Inc.
1.122% due 01/28/27  2,680,000 2,627,482
1.462% due 06/09/27  2,680,000 2,604,504
3.070% due 02/24/28  2,000,000 1,956,318
Citizens Bank NA
4.575% due 08/09/28  1,250,000 1,252,866
Corebridge Financial, Inc.
3.650% due 04/05/27  2,560,000 2,527,141
Corebridge Global Funding
5.750% due 07/02/26 ~ 2,060,000 2,086,631
Crown Castle, Inc.
3.650% due 09/01/27  2,500,000 2,457,761
4.000% due 03/01/27  2,560,000 2,545,987
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 1,000,000 966,257
4.298% due 04/01/28 ~ 2,000,000 1,993,497
5.427% due 03/01/28 ~ 1,200,000 1,221,114
Deutsche Bank AG (Germany)
2.552% due 01/07/28  2,500,000 2,428,948
5.371% due 09/09/27  2,500,000 2,564,875
5.706% due 02/08/28  2,150,000 2,186,058
7.146% due 07/13/27  150,000 153,819
Equitable America Global Funding
4.650% due 06/09/28 ~ 2,664,000 2,680,215
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 60,000 58,224
1.400% due 08/27/27 ~ 60,000 56,295
4.875% due 11/19/27 ~ 2,500,000 2,531,749
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 1,282,000 1,319,491
Goldman Sachs Bank USA
5.283% due 03/18/27  2,060,000 2,070,423
Goldman Sachs Group, Inc.
1.948% due 10/21/27  2,060,000 1,995,149
2.640% due 02/24/28  2,060,000 2,001,348
3.691% due 06/05/28  1,060,000 1,045,379
HPS Corporate Lending Fund
5.300% due 06/05/27 ~ † 1,023,000 1,025,138
5.450% due 01/14/28  2,000,000 2,006,206
HSBC Holdings PLC (United Kingdom)
5.597% due 05/17/28  2,470,000 2,517,149

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.887% due 08/14/27  $ 2,600,000 $ 2,637,580
7.390% due 11/03/28  2,500,000 2,655,502
Huntington Bancshares, Inc.
4.443% due 08/04/28  130,000 129,949
Huntington National Bank
5.065% (SOFR + 0.720%)
due 04/12/28 § 1,981,000 1,980,191
ING Groep NV (Netherlands)
4.858% due 03/25/29  1,716,000 1,733,793
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 390,000 385,017
Jackson Financial, Inc.
5.170% due 06/08/27  120,000 121,647
Jackson National Life Global Funding
4.900% due 01/13/27 ~ 1,978,000 1,992,876
5.315% (SOFR + 0.970%)
due 01/14/28 ~ § 2,500,000 2,509,328
5.550% due 07/02/27 ~ 650,000 663,501
JPMorgan Chase & Co.
1.470% due 09/22/27  80,000 77,202
1.578% due 04/22/27  2,680,000 2,618,325
2.069% due 06/01/29  2,770,000 2,598,568
2.182% due 06/01/28  2,280,000 2,192,229
2.947% due 02/24/28  4,100,000 4,007,646
5.012% due 01/23/30  2,480,000 2,526,223
Lloyds Banking Group PLC (United Kingdom)
5.454% (SOFR + 1.060%)
due 06/13/29 § 3,450,000 3,452,419
5.462% due 01/05/28  2,770,000 2,808,283
LPL Holdings, Inc.
4.900% due 04/03/28  833,000 839,496
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  2,800,000 2,718,930
5.414% due 09/13/28  2,500,000 2,556,651
Morgan Stanley
1.593% due 05/04/27  2,280,000 2,225,288
3.591% due 07/22/28 § 4,580,000 4,500,691
3.772% due 01/24/29  2,580,000 2,543,537
5.173% due 01/16/30  1,540,000 1,572,562
5.656% due 04/18/30  2,440,000 2,534,924
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  200,000 194,682
5.473% (SOFR + 1.100%)
due 05/23/29 § 2,440,000 2,441,846
5.583% due 03/01/28  3,500,000 3,563,940
NatWest Markets PLC (United Kingdom)
5.416% due 05/17/27 ~ 2,500,000 2,553,880
PNC Financial Services Group, Inc.
5.102% due 07/23/27  2,500,000 2,519,426
5.300% due 01/21/28  2,460,000 2,497,805
6.615% due 10/20/27  2,500,000 2,570,710
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,835,000 1,862,745
Santander Holdings USA, Inc.
3.244% due 10/05/26  40,000 39,392
Societe Generale SA (France)
5.249% due 05/22/29 ~ 2,220,000 2,247,605
5.500% due 04/13/29 ~ 576,000 586,427
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  2,500,000 2,494,535
4.568% due 12/17/26  2,500,000 2,510,330
5.264% due 12/11/26  40,000 40,561
5.532% due 07/17/26  40,000 40,503
a
Principal
Amount Value
Truist Financial Corp.
1.125% due 08/03/27  $ 1,800,000 $ 1,692,347
1.267% due 03/02/27  450,000 440,020
4.123% due 06/06/28  1,000,000 996,696
4.873% due 01/26/29  2,460,000 2,489,078
5.435% due 01/24/30  80,000 82,414
6.047% due 06/08/27  2,530,000 2,564,491
U.S. Bancorp
3.100% due 04/27/26  50,000 49,505
5.384% due 01/23/30  1,340,000 1,379,930
6.787% due 10/26/27  2,460,000 2,533,002
U.S. Bank NA
5.279% (SOFR + 0.910%)
due 05/15/28 § 2,200,000 2,206,627
UBS AG (Switzerland)
5.000% due 07/09/27  2,400,000 2,437,539
UBS Group AG (Switzerland)
1.364% due 01/30/27 ~ 200,000 196,385
1.494% due 08/10/27 ~ 2,100,000 2,031,514
6.442% due 08/11/28 ~ 2,600,000 2,702,044
VICI Properties LP
4.750% due 02/15/28  1,540,000 1,549,092
4.750% due 04/01/28  132,000 133,110
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 2,870,000 2,853,503
Wells Fargo & Co.
2.393% due 06/02/28  2,080,000 2,004,777
3.196% due 06/17/27  2,580,000 2,549,619
3.526% due 03/24/28  1,710,000 1,686,497
4.900% due 01/24/28  1,698,000 1,710,848
5.707% due 04/22/28  2,480,000 2,534,695
6.303% due 10/23/29  2,160,000 2,283,252
Western Union Co.
1.350% due 03/15/26  2,660,000 2,598,213
255,851,471
Industrial - 1.7%
Amrize Finance U.S. LLC
4.600% due 04/07/27 ~ 706,000 709,170
Boeing Co.
2.700% due 02/01/27  2,600,000 2,527,965
3.100% due 05/01/26  500,000 493,482
5.040% due 05/01/27  2,830,000 2,852,299
6.259% due 05/01/27  70,000 72,046
CNH Industrial Capital LLC
1.450% due 07/15/26  2,660,000 2,576,721
4.500% due 10/08/27  2,500,000 2,507,772
Ingersoll Rand, Inc.
5.197% due 06/15/27  2,460,000 2,501,581
14,241,036
Technology - 1.5%
Broadcom, Inc.
4.150% due 02/15/28  2,040,000 2,034,449
5.050% due 07/12/27  2,440,000 2,475,826
Dell International LLC/EMC Corp.
4.900% due 10/01/26  2,060,000 2,069,762
6.020% due 06/15/26  2,060,000 2,079,820
Marvell Technology, Inc.
1.650% due 04/15/26  500,000 488,745
Micron Technology, Inc.
5.327% due 02/06/29  1,200,000 1,228,735
6.750% due 11/01/29 † 800,000 864,915

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
VMware LLC
1.400% due 08/15/26  $ 1,540,000 $ 1,489,862
12,732,114
Utilities - 2.2%
AES Corp.
1.375% due 01/15/26  60,000 58,866
5.450% due 06/01/28  2,560,000 2,616,707
Cleco Corporate Holdings LLC
3.743% due 05/01/26  60,000 59,587
Dominion Energy, Inc.
1.450% due 04/15/26  2,000,000 1,952,430
2.850% due 08/15/26  60,000 58,993
Exelon Corp.
2.750% due 03/15/27  1,560,000 1,522,777
FirstEnergy Corp.
3.900% due 07/15/27  2,500,000 2,472,760
NiSource, Inc.
5.250% due 03/30/28  2,060,000 2,109,479
Pacific Gas & Electric Co.
2.100% due 08/01/27  2,500,000 2,368,486
5.450% due 06/15/27  100,000 101,201
Pinnacle West Capital Corp.
4.900% due 05/15/28  345,000 349,933
Southern Co.
5.500% due 03/15/29  2,440,000 2,541,053
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 2,519,000 2,532,890
18,745,162
Total Corporate Bonds & Notes
    (Cost $434,499,780) 437,055,770
MORTGAGE-BACKED SECURITIES - 4.3%
Collateralized Mortgage Obligations - Commercial - 4.3%
ALA Trust
6.043% (SOFR + 1.743%)
due 06/15/40 ~ § 1,610,000 1,621,329
Benchmark Mortgage Trust
3.042% due 08/15/52  1,561,993 1,519,681
BLP Commercial Mortgage Trust
5.654% (SOFR + 1.342%)
due 03/15/41 ~ § 94,883 95,106
BX Commercial Mortgage Trust
5.096% (SOFR + 0.784%)
due 06/15/38 ~ § 1,787,668 1,787,465
5.605% (SOFR + 1.293%)
due 12/15/39 ~ § 1,234,969 1,237,693
5.703% (SOFR + 1.392%)
due 03/15/41 ~ § 2,066,259 2,070,574
5.754% (SOFR + 1.442%)
due 02/15/39 ~ § 1,382,575 1,385,905
5.755% (SOFR + 1.443%)
due 04/15/40 ~ § 1,260,000 1,261,497
6.073% (SOFR + 1.761%)
due 12/09/40 ~ § 1,288,816 1,294,128
BX Trust
5.062% (SOFR + 0.750%)
due 10/15/26 ~ § 96,963 96,868
5.456% (SOFR + 1.144%)
due 03/15/30 ~ § 2,334,000 2,322,488
a
Principal
Amount Value
5.462% (SOFR + 1.150%)
due 02/15/35 ~ § $ 752,000 $ 750,417
5.705% (SOFR + 1.393%)
due 03/15/30 ~ § 247,000 245,540
5.754% (SOFR + 1.442%)
due 04/15/41 ~ § 1,190,887 1,194,877
5.803% (SOFR + 1.491%)
due 04/15/37 ~ § 81,546 81,674
CD Mortgage Trust
2.622% due 08/10/49  2,470,690 2,448,799
DBGS Mortgage Trust
4.302% due 10/15/51  1,503,381 1,500,496
DTP Commercial Mortgage Trust
6.038% due 01/15/41 ~ § 100,000 102,564
ELP Commercial Mortgage Trust
5.127% (SOFR + 0.815%)
due 11/15/38 ~ § 2,146,502 2,144,476
Extended Stay America Trust
5.506% (SOFR + 1.194%)
due 07/15/38 ~ § 827,707 828,436
GS Mortgage Securities Trust
4.106% due 07/10/51 § 95,492 94,672
Hilton USA Trust
4.333% due 11/05/38 ~ § 554,000 547,424
JPMDB Commercial Mortgage Securities Trust
3.492% due 03/15/50  92,611 91,488
Morgan Stanley Capital I Trust
1.925% due 07/15/53  2,650,000 2,461,058
4.238% due 10/15/51 § 1,359,915 1,352,316
SREIT Trust
5.157% (SOFR + 0.845%)
due 11/15/38 ~ § 505,821 505,658
5.506% (SOFR + 1.194%)
due 11/15/38 ~ § 83,884 83,866
TCO Commercial Mortgage Trust
5.555% (SOFR + 1.243%)
due 12/15/39 ~ § 700,000 700,656
Wells Fargo Commercial Mortgage Trust
2.684% due 10/15/49  2,554,717 2,511,189
3.063% due 12/15/52  51,944 50,717
3.933% due 03/15/52  2,932,817 2,910,194
5.270% due 03/15/38 ~ § 464,000 466,177
35,765,428
Collateralized Mortgage Obligations - Residential - 0.0%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 131,459 128,722
Total Mortgage-Backed Securities
    (Cost $35,705,472) 35,894,150
ASSET-BACKED SECURITIES - 16.0%
Automobile Other - 1.6%
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  655,000 660,309
GMF Floorplan Owner Revolving Trust
4.790% due 03/15/29 ~ 753,000 756,088
4.910% due 03/15/30 ~ 1,265,000 1,278,360
5.054% (SOFR + 0.750%)
due 03/15/29 ~ § 135,000 135,109
5.454% (SOFR + 1.150%)
due 06/15/28 ~ § 4,099,000 4,120,182

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  $ 1,620,000 $ 1,635,121
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 1,970,000 1,976,763
5.038% due 07/25/31 ~ 184,986 186,406
5.121% due 12/29/32 ~ 1,405,000 1,409,816
5.185% due 07/25/31 ~ 776,136 781,585
12,939,739
Automobile Sequential - 5.2%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 2,065,000 2,064,061
4.590% due 03/15/34 ~ 1,660,000 1,667,075
Avis Budget Rental Car Funding AESOP LLC
4.800% due 08/20/29 ~ 305,000 308,779
BMW Vehicle Lease Trust
4.430% due 06/26/28  1,695,000 1,705,718
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  50,000 50,346
CarMax Auto Owner Trust
4.840% due 01/15/30  70,000 70,989
Carvana Auto Receivables Trust
4.550% due 08/12/30  1,215,000 1,223,773
4.640% due 01/10/30  1,630,000 1,640,545
Enterprise Fleet Financing LLC
4.510% due 02/22/28 ~ 2,199,000 2,202,904
4.820% due 02/20/29 ~ 1,225,000 1,243,917
5.060% due 03/20/31 ~ 150,000 153,250
5.160% due 09/20/30 ~ 150,000 152,936
Ford Credit Auto Lease Trust
4.720% due 06/15/28  1,715,000 1,729,390
Ford Credit Auto Owner Trust
1.370% due 10/17/33 ~ 150,000 146,405
1.530% due 05/15/34 ~ 150,000 144,492
4.450% due 10/15/29  2,550,000 2,559,420
4.610% due 08/15/29  30,000 30,317
Ford Credit Floorplan Master Owner Trust A
4.630% due 04/15/30  1,305,000 1,321,125
5.054% (SOFR + 0.750%)
due 04/15/29 ~ § 2,635,000 2,644,027
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  3,270,000 3,293,378
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 150,000 144,518
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 100,000 101,264
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  2,575,000 2,601,400
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 1,075,000 1,085,092
5.410% due 05/17/27 ~ 130,000 131,065
Hyundai Auto Receivables Trust
4.360% due 12/17/29  2,290,000 2,306,226
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  50,000 50,692
Porsche Financial Auto Securitization Trust
4.440% due 01/22/30 ~ 407,000 409,088
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  250,000 251,961
4.740% due 01/16/29  485,000 487,048
SFS Auto Receivables Securitization Trust
4.440% due 12/20/30 ~ 1,450,000 1,463,472
4.750% due 07/22/30 ~ 3,230,000 3,266,059
a
Principal
Amount Value
Toyota Auto Loan Extended Note Trust
1.070% due 02/27/34 ~ $ 150,000 $ 146,738
Toyota Lease Owner Trust
4.750% due 02/22/28 ~ 2,235,000 2,255,168
USB Auto Owner Trust
4.490% due 06/17/30 ~ 590,000 595,233
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  125,000 126,365
Wheels Fleet Lease Funding 1 LLC
4.570% due 01/18/40 ~ 2,500,000 2,513,396
World Omni Auto Receivables Trust
4.730% due 03/15/30  1,380,000 1,398,196
43,685,828
Credit Card Bullet - 1.0%
American Express Credit Account Master Trust
4.650% due 07/15/29  180,000 182,228
BA Credit Card Trust
4.790% due 05/15/28  111,000 111,505
Capital One Multi-Asset Execution Trust
2.060% due 08/15/28  95,000 92,817
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 3,300,000 3,328,206
5.530% due 05/15/29 ~ 2,200,000 2,221,533
WF Card Issuance Trust
4.340% due 05/15/30  2,230,000 2,249,454
8,185,743
Other Asset-Backed Securities - 8.2%
Affirm Asset Securitization Trust
5.080% due 04/15/30 ~ 674,055 674,772
5.220% due 12/17/29 ~ 46,179 46,206
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 1,165,000 1,172,869
ARES LII CLO Ltd. (Cayman)
5.152% (SOFR + 0.880%)
due 04/22/31 ~ § 1,170,617 1,169,669
ARES LIV CLO Ltd. (Cayman)
due 07/15/38 # ~ § 1,590,000 1,590,795
ARES XLV CLO Ltd. (Cayman)
5.506% (SOFR + 1.250%)
due 10/15/30 ~ § 4,100,000 4,103,075
ARES XXXIV CLO Ltd. (Cayman)
5.600% (SOFR + 1.320%)
due 04/17/33 ~ § 250,000 250,807
Bain Capital Credit CLO Ltd. (Cayman)
due 04/22/35 # ~ § 2,000,000 2,000,000
Barings CLO Ltd. (Cayman)
5.409% (SOFR + 1.140%)
due 01/20/36 ~ § 4,100,000 4,102,050
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 3,340,000 3,349,685
Bowling Green Park CLO LLC
5.309% (SOFR + 1.000%)
due 04/18/35 ~ § 679,000 674,399
Buckhorn Park CLO Ltd. (Cayman)
5.339% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 249,600
CCG Receivables Trust
4.480% due 10/14/32 ~ 165,000 165,435
Cedar Funding VI CLO Ltd. (Cayman)
5.581% (SOFR + 1.312%)
due 04/20/34 ~ § 150,000 150,435
Dext ABS LLC
4.590% due 08/16/27 ~ 580,000 580,317

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.770% due 08/15/35 ~ $ 815,000 $ 821,963
DLLAA LLC
4.950% due 09/20/29 ~ 1,945,000 1,981,115
Dllad LLC
5.300% due 07/20/29 ~ 150,000 153,118
Dryden 68 CLO Ltd. (Cayman)
5.356% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 250,064
Flatiron CLO 19 Ltd. (Cayman)
5.505% (SOFR + 1.180%)
due 11/16/34 ~ § 2,288,770 2,293,529
Flatiron CLO 23 LLC
5.551% (SOFR + 1.240%)
due 04/17/36 ~ § 2,120,000 2,122,649
Flatiron RR CLO 22 LLC
5.166% (SOFR + 0.910%)
due 10/15/34 ~ § 2,400,000 2,383,468
Green Lakes Park CLO LLC
5.232% (SOFR + 0.950%)
due 01/25/38 ~ § 1,283,333 1,283,975
Harriman Park CLO Ltd. (Cayman)
due 07/20/38 # ~ § 1,200,000 1,200,600
Hartwick Park CLO Ltd. (Jersey)
5.429% (SOFR + 1.160%)
due 01/20/37 ~ § 750,000 745,315
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 3,200,000 3,225,787
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 3,240,000 3,286,748
5.260% due 11/15/28 ~ 150,000 152,744
M&T Equipment Notes
4.700% due 12/16/27 ~ 870,000 874,093
Madison Park Funding XLV Ltd. (Cayman)
5.336% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 250,256
Madison Park Funding XXVII Ltd. (Cayman)
5.217% (SOFR + 0.900%)
due 04/20/38 ~ § 2,575,000 2,570,374
Magnetite XXVI Ltd. (Cayman)
5.166% (SOFR + 0.900%)
due 01/25/38 ~ § 1,630,000 1,626,012
OHA Credit Funding 22 Ltd. (Cayman)
5.614% (SOFR + 1.330%)
due 07/20/38 ~ § 1,553,000 1,551,863
Oportun Issuance Trust
4.880% due 05/09/33 ~ 1,115,000 1,121,175
Palmer Square Loan Funding Ltd. (Cayman)
due 07/15/33 # ~ § 2,440,000 2,440,000
5.121% (SOFR + 0.800%)
due 02/15/33 ~ § 671,000 667,109
5.656% (SOFR + 1.400%)
due 04/15/31 ~ § 2,382,000 2,383,890
5.856% (SOFR + 1.600%)
due 04/15/30 ~ § 2,200,000 2,203,089
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 335,000 336,367
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 180,000 181,117
T-Mobile U.S. Trust
4.740% due 11/20/29 ~ 3,200,000 3,243,747
Valley Stream Park CLO Ltd. (Jersey)
5.459% (SOFR + 1.190%)
due 01/20/37 ~ § 250,000 249,528
a
Principal
Amount Value
Verdant Receivables LLC
4.850% due 03/13/28 ~ $ 255,000 $ 255,835
Verizon Master Trust
4.510% due 03/20/30  1,925,000 1,935,023
4.620% due 11/20/30  270,000 273,562
4.710% due 01/21/31  1,935,000 1,967,046
Voya CLO Ltd. (Cayman)
5.253% (SOFR + 0.950%)
due 04/20/38 ~ § 2,400,000 2,394,980
5.280% (SOFR + 1.000%)
due 01/20/38 ~ § 2,100,000 2,096,369
68,802,624
Total Asset-Backed Securities
    (Cost $133,017,569) 133,613,934
U.S. TREASURY OBLIGATIONS - 9.9%
U.S. Treasury Notes - 9.9%
3.500% due 09/30/26 ‡ 41,250,000 41,043,750
4.250% due 03/15/27 ‡ 41,250,000 41,569,043
82,612,793
Total U.S. Treasury Obligations
    (Cost $82,309,253) 82,612,793
SHORT-TERM INVESTMENTS - 14.1%
U.S. Treasury Bills - 14.1%
4.110% due 07/22/25 ‡ 53,657,900 53,527,784
4.306% due 09/25/25  65,500,000 64,845,164
118,372,948
Total Short-Term Investments
(Cost $118,371,262) 118,372,948
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 96.5%
    (Cost $803,903,336) 807,549,595
Shares
SECURITIES LENDING COLLATERAL - 0.9%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
4.180% 841,870 841,870
Principal
Amount
Repurchase Agreements - 0.8%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$6,859,311; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $6,996,497) $ 6,858,465 6,858,465
a
Total Securities Lending Collateral
(Cost $7,700,335) 7,700,335

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2025, investments with a total aggregate value of $3,689,174 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.
(c) As of June 30, 2025, open futures contracts outstanding were as follows:
(d) As of June 30, 2025, swap agreements outstanding were as follows:
a
Value
TOTAL INVESTMENTS - 97.4%
(Cost $811,603,671) $ 815,249,930
DERIVATIVES - 2.6% 21,803,640
OTHER ASSETS & LIABILITIES, NET - (0.0%) 115,500
NET ASSETS - 100.0% $ 837,169,070
Corporate Bonds & Notes 52 .2%
Asset-Backed Securities 16 .0%
Short-Term Investments 14 .1%
U.S. Treasury Obligations 9 .9%
Mortgage-Backed Securities 4 .3%
Others (each less than 3.0%) 0 .9%
97 .4%
Derivatives 2 .6%
Other Assets and Liabilities, Net ( 0 .0% )
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 09/25 41 $ 12,366,734 $ 12,820,187 $ 453,453
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 09/25 1,026 212,484,438 213,432,047 (947,609)
CBOT 5 Year U.S. Treasury Notes 09/25 158 16,977,322 17,222,000 (244,678)
( $ 1,192,287 )
Total Futures Contracts ( $ 738,834 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
S&P 500 Total Return Index SOFR + 0.960% S BRC 07/15/25 $ 26,083,736 $ 698,351 $ – $ 698,351
S&P 500 Total Return Index SOFR + 1.100% S JPM 09/16/25 397,253,826 10,614,226 – 10,614,226
S&P 500 Total Return Index SOFR + 1.080% S BRC 11/17/25 371,156,762 9,919,825 – 9,919,825
Russell 1000 Growth Total Return Index SOFR + 0.780% S JPM 01/15/26 84,413,518 2,829,264 – 2,829,264
$ 24,061,666 $ – $ 24,061,666
Total Return Swaps - Short
Pay Receive
Payment
Frequency
Receive Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell 1000 Value Total Return Index SOFR + 0.720% S GSC 01/15/26 $ 79,929,676 ( $ 1,519,192 ) $ – ( $ 1,519,192 )
a
Total Return Swaps $ 22,542,474 $ – $ 22,542,474
Total Swap Agreements $ 22,542,474 $ – $ 22,542,474

PACIFIC SELECT FUND
LARGE-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps
(e) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ 24,061,666
Liabilities – (1,519,192)
$ – $ 22,542,474
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 437,055,770 $ – $ 437,055,770 $ –
Mortgage-Backed Securities 35,894,150 – 35,894,150 –
Asset-Backed Securities 133,613,934 – 133,613,934 –
U.S. Treasury Obligations 82,612,793 – 82,612,793 –
Short-Term Investments 118,372,948 – 118,372,948 –
Securities Lending Collateral 7,700,335 841,870 6,858,465 –
Derivatives:
Equity Contracts
Futures 453,453 453,453 – –
Swaps 24,061,666 – 24,061,666 –
Total Equity Contracts 24,515,119 453,453 24,061,666 –
Total Assets 839,765,049 1,295,323 838,469,726 –
Liabilities Derivatives:
Equity Contracts
Swaps (1,519,192) – (1,519,192) –
Interest Rate Contracts
Futures (1,192,287) (1,192,287) – –
Total Liabilities - Derivatives (2,711,479) (1,192,287) (1,519,192) –
Total Liabilities (2,711,479) (1,192,287) (1,519,192) –
Total $ 837,053,570 $ 103,036 $ 836,950,534 $ –

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.2%
Basic Materials - 5.1%
spacing
Air Products & Chemicals, Inc. 91,511 $ 25,811,593
Sherwin-Williams Co. 43,292 14,864,741
40,676,334
Communications - 7.0%
spacing
Alphabet, Inc. Class A  49,332 8,693,778
Comcast Corp. Class A  353,269 12,608,171
Meta Platforms, Inc. Class A  17,191 12,688,505
Motorola Solutions, Inc. 35,338 14,858,215
Walt Disney Co. 63,361 7,857,398
56,706,067
Consumer, Cyclical - 3.9%
spacing
Home Depot, Inc. 37,087 13,597,578
O'Reilly Automotive, Inc. * 135,480 12,210,812
Starbucks Corp. 63,274 5,797,797
31,606,187
Consumer, Non-Cyclical - 17.6%
spacing
AstraZeneca PLC ADR (United Kingdom)  108,100 7,554,028
Becton Dickinson & Co. 90,494 15,587,591
CVS Health Corp. 233,048 16,075,651
Haleon PLC ADR 1,302,696 13,508,958
Johnson & Johnson 98,241 15,006,313
McKesson Corp. 31,184 22,851,012
Novo Nordisk AS ADR (Denmark)  97,209 6,709,365
PepsiCo, Inc. 59,063 7,798,679
Procter & Gamble Co. 46,100 7,344,652
Thermo Fisher Scientific, Inc. 32,140 13,031,484
UnitedHealth Group, Inc. 52,653 16,426,156
141,893,889
Energy - 6.7%
spacing
Chevron Corp. 108,226 15,496,881
ConocoPhillips 170,820 15,329,386
Enterprise Products Partners LP † 501,084 15,538,615
Exxon Mobil Corp. 68,700 7,405,860
53,770,742
Financial - 27.5%
spacing
American Express Co. 48,234 15,385,681
American Tower Corp. REIT 50,623 11,188,696
Bank of America Corp. 411,787 19,485,761
Berkshire Hathaway, Inc. Class B * 36,886 17,918,112
Capital One Financial Corp. 61,290 13,040,060
Charles Schwab Corp. 229,639 20,952,262
JPMorgan Chase & Co. 165,395 47,949,664
Marsh & McLennan Cos., Inc. 62,393 13,641,606
Progressive Corp. 52,122 13,909,277
Travelers Cos., Inc. 72,297 19,342,339
U.S. Bancorp 234,475 10,609,994
Visa, Inc. Class A  50,892 18,069,205
221,492,657
Industrial - 15.7%
spacing
Boeing Co. * 36,900 7,731,657
Deere & Co. 38,337 19,493,981
Illinois Tool Works, Inc. 31,879 7,882,083
Martin Marietta Materials, Inc. 29,967 16,450,684
a Shares Value
Northrop Grumman Corp. 16,233 $ 8,116,175
Otis Worldwide Corp. 97,923 9,696,336
Parker-Hannifin Corp. 22,249 15,540,259
RTX Corp. 99,001 14,456,126
Veralto Corp. 101,075 10,203,521
XPO, Inc. * 132,164 16,690,992
126,261,814
Technology - 8.7%
spacing
Broadcom, Inc. 67,662 18,651,030
Intel Corp. 835,519 18,715,626
Microchip Technology, Inc. 341,548 24,034,733
Microsoft Corp. 18,154 9,029,981
70,431,370
Utilities - 7.0%
spacing
Edison International 162,265 8,372,874
Sempra 436,219 33,052,314
WEC Energy Group, Inc. 140,160 14,604,672
56,029,860
Total Common Stocks
    (Cost $663,564,076) 798,868,920
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.2%
    (Cost $663,564,076) 798,868,920
SECURITIES LENDING COLLATERAL - 0.1%
Mutual Funds - 0.0%
The Morgan Stanley Institutional Liquidity Funds
4.180% 55,418 55,418
Principal
Amount
Repurchase Agreements - 0.1%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$451,526; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $460,557) $ 451,470 451,470
a
Total Securities Lending Collateral
(Cost $506,888) 506,888
a
TOTAL INVESTMENTS - 99.3%
(Cost $664,070,964) 799,375,808
OTHER ASSETS & LIABILITIES, NET - 0.7% 5,931,174
NET ASSETS - 100.0% $ 805,306,982

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Financial 27 .5%
Consumer, Non-Cyclical 17 .6%
Industrial 15 .7%
Technology 8 .7%
Communications 7 .0%
Utilities 7 .0%
Energy 6 .7%
Basic Materials 5 .1%
Consumer, Cyclical 3 .9%
Others (each less than 3.0%) 0 .1%
99 .3%
Other Assets & Liabilities, Net 0 .7%
100 .0%
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 798,868,920 $ 798,868,920 $ – $ –
Securities Lending Collateral 506,888 55,418 451,470 –
Total $ 799,375,808 $ 798,924,338 $ 451,470 $ –

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.6%
Basic Materials - 1.7%
spacing
Axalta Coating Systems Ltd. * 32,584 $ 967,419
Celanese Corp. 309,697 17,135,535
18,102,954
Communications - 5.3%
spacing
Coupang, Inc. * (South Korea)  218,781 6,554,679
DoorDash, Inc. Class A * 47,386 11,681,123
Expedia Group, Inc. * 46,916 7,913,791
GoDaddy, Inc. Class A * 19,338 3,482,000
Lyft, Inc. Class A * 298,848 4,709,845
Maplebear, Inc. * 221,827 10,035,453
Spotify Technology SA * 9,048 6,942,892
TripAdvisor, Inc. * 334,725 4,368,161
55,687,944
Consumer, Cyclical - 12.7%
spacing
Allison Transmission Holdings, Inc. 222,056 21,093,099
American Airlines Group, Inc. * 326,956 3,668,446
AutoZone, Inc. * 922 3,422,676
Carvana Co. * 15,857 5,343,175
Deckers Outdoor Corp. * 186,494 19,221,937
Dick's Sporting Goods, Inc. 7,679 1,518,983
Domino's Pizza, Inc. 14,393 6,485,486
Dutch Bros, Inc. Class A * 25,373 1,734,752
Five Below, Inc. * 95,982 12,590,919
Hilton Worldwide Holdings, Inc. 3,728 992,915
Light & Wonder, Inc. * 27,622 2,658,894
Live Nation Entertainment, Inc. †* 96,955 14,667,352
Murphy USA, Inc. 2,470 1,004,796
Norwegian Cruise Line Holdings Ltd. * 231,706 4,698,998
Planet Fitness, Inc. Class A * 12,600 1,374,030
Royal Caribbean Cruises Ltd. 1,283 401,759
Texas Roadhouse, Inc. 54,246 10,166,243
Tractor Supply Co. 37,720 1,990,484
Ulta Beauty, Inc. * 23,946 11,202,418
Williams-Sonoma, Inc. 11,597 1,894,602
WW Grainger, Inc. 2,448 2,546,508
Yum! Brands, Inc. 33,436 4,954,546
133,633,018
Consumer, Non-Cyclical - 18.2%
spacing
10X Genomics, Inc. Class A †* 311,380 3,605,780
Albertsons Cos., Inc. Class A  194,249 4,178,296
Align Technology, Inc. * 78,605 14,882,285
Alnylam Pharmaceuticals, Inc. * 47,233 15,402,209
Booz Allen Hamilton Holding Corp. 71,388 7,433,633
Cardinal Health, Inc. 85,039 14,286,552
Celsius Holdings, Inc. * 57,137 2,650,586
Cencora, Inc. 66,343 19,892,949
Cintas Corp. 6,168 1,374,662
Clorox Co. 53,318 6,401,892
Dexcom, Inc. * 305,914 26,703,233
Exelixis, Inc. * 117,124 5,162,240
Fortrea Holdings, Inc. * 191,098 944,024
H&R Block, Inc. 30,689 1,684,519
Illumina, Inc. * 23,815 2,272,189
Incyte Corp. * 12,537 853,770
Insulet Corp. * 55,224 17,350,276
Medpace Holdings, Inc. * 6,407 2,010,901
Natera, Inc. * 23,077 3,898,628
a Shares Value
Quanta Services, Inc. 13,911 $ 5,259,471
Rollins, Inc. 105,481 5,951,238
Sarepta Therapeutics, Inc. * 139,740 2,389,554
Toast, Inc. Class A * 450,597 19,956,941
Verisk Analytics, Inc. 18,640 5,806,360
Viking Therapeutics, Inc. * 12,483 330,800
WEX, Inc. * 13,500 1,983,015
192,666,003
Energy - 3.3%
spacing
Cheniere Energy, Inc. 56,188 13,682,902
Enphase Energy, Inc. * 92,034 3,649,148
Targa Resources Corp. 68,532 11,930,051
Weatherford International PLC 113,755 5,723,014
34,985,115
Financial - 9.6%
spacing
Allstate Corp. 53,792 10,828,867
Ameriprise Financial, Inc. 69,785 37,246,348
Arch Capital Group Ltd. 68,231 6,212,433
Brown & Brown, Inc. 20,161 2,235,250
Coinbase Global, Inc. Class A * 35,853 12,566,118
Equitable Holdings, Inc. 302,646 16,978,441
Iron Mountain, Inc. REIT 6,152 631,011
RLI Corp. 12,286 887,295
Ryan Specialty Holdings, Inc. 115,550 7,856,244
Simon Property Group, Inc. REIT 11,433 1,837,969
Western Union Co. 163,402 1,375,845
XP, Inc. Class A (Brazil)  126,552 2,556,350
101,212,171
Industrial - 9.9%
spacing
Axon Enterprise, Inc. * 8,605 7,124,424
BWX Technologies, Inc. 55,713 8,026,015
Cognex Corp. 123,014 3,902,004
Comfort Systems USA, Inc. 5,720 3,067,121
EMCOR Group, Inc. 38,713 20,707,197
Generac Holdings, Inc. * 112,055 16,047,396
Howmet Aerospace, Inc. 35,999 6,700,494
Hubbell, Inc. 4,874 1,990,590
Lennox International, Inc. 4,761 2,729,196
Loar Holdings, Inc. * 47,789 4,117,978
Tetra Tech, Inc. 49,874 1,793,469
TopBuild Corp. * 1,733 561,041
Trane Technologies PLC 5,927 2,592,529
TransDigm Group, Inc. 9,930 15,099,955
Veralto Corp. 88,460 8,930,037
Vertiv Holdings Co. Class A  9,092 1,167,504
104,556,950
Technology - 35.9%
spacing
AppLovin Corp. Class A * 69,666 24,388,673
Bill Holdings, Inc. * 131,960 6,104,470
Broadridge Financial Solutions, Inc. 7,838 1,904,869
Cloudflare, Inc. Class A * 62,128 12,166,526
Datadog, Inc. Class A * 4,343 583,395
DoubleVerify Holdings, Inc. * 190,627 2,853,686
Doximity, Inc. Class A * 9,982 612,296
Duolingo, Inc. * 24,114 9,887,222
Dynatrace, Inc. * 152,252 8,405,833
EPAM Systems, Inc. * 36,256 6,410,786
Fair Isaac Corp. * 3,054 5,582,590
Five9, Inc. * 142,578 3,775,466

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
Gartner, Inc. * 13,712 $ 5,542,665
Gitlab, Inc. Class A * 112,887 5,092,333
Guidewire Software, Inc. * 50,385 11,863,148
HubSpot, Inc. * 30,330 16,882,588
MKS, Inc. 56,275 5,591,484
MSCI, Inc. 4,703 2,712,408
NetApp, Inc. 70,232 7,483,220
Nutanix, Inc. Class A * 178,430 13,639,189
Okta, Inc. * 20,023 2,001,699
Onto Innovation, Inc. * 26,166 2,640,934
Palantir Technologies, Inc. Class A * 596,245 81,280,118
Paycom Software, Inc. 68,366 15,819,892
Procore Technologies, Inc. * 33,743 2,308,696
Pure Storage, Inc. Class A * 174,055 10,022,087
ROBLOX Corp. Class A * 288,305 30,329,686
Teradyne, Inc. 223,119 20,062,861
UiPath, Inc. Class A * 1,249,496 15,993,549
Veeva Systems, Inc. Class A * 31,655 9,116,007
Zscaler, Inc. * 121,310 38,084,061
379,142,437
Utilities - 3.0%
spacing
NRG Energy, Inc. 92,317 14,824,264
Vistra Corp. 86,414 16,747,897
31,572,161
Total Common Stocks
    (Cost $924,024,063) 1,051,558,753
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.6%
    (Cost $924,024,063) 1,051,558,753
SECURITIES LENDING COLLATERAL - 1.5%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity Funds
4.180% 1,712,463 1,712,463
Principal
Amount
Repurchase Agreements - 1.3%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$13,952,659; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $14,231,712) $ 13,950,938 13,950,938
a
Total Securities Lending Collateral
(Cost $15,663,401) 15,663,401
a
TOTAL INVESTMENTS - 101.1%
(Cost $939,687,464) 1,067,222,154
OTHER ASSETS & LIABILITIES, NET - (1.1%) (11,155,057)
NET ASSETS - 100.0% $ 1,056,067,097
Technology 35 .9%
Consumer, Non-Cyclical 18 .2%
Consumer, Cyclical 12 .7%
Industrial 9 .9%
Financial 9 .6%
Communications 5 .3%
Energy 3 .3%
Utilities 3 .0%
Others (each less than 3.0%) 3 .2%
101 .1%
Other Assets & Liabilities, Net ( 1 .1% )
100 .0%

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 1,051,558,753 $ 1,051,558,753 $ – $ –
Securities Lending Collateral 15,663,401 1,712,463 13,950,938 –
Total $ 1,067,222,154 $ 1,053,271,216 $ 13,950,938 $ –

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 52.9%
Basic Materials - 0.8%
Celanese U.S. Holdings LLC
1.400% due 08/05/26 † $ 1,500,000 $ 1,446,919
6.415% due 07/15/27  955,000 989,618
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 1,468,000 1,483,321
5.338% due 04/04/27 ~ 569,000 577,092
Mosaic Co.
4.050% due 11/15/27  1,920,000 1,906,603
6,403,553
Communications - 1.8%
AT&T, Inc.
1.650% due 02/01/28  1,330,000 1,247,970
1.700% due 03/25/26  500,000 490,059
2.950% due 07/15/26  500,000 492,530
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.250% due 01/15/29  66,000 60,797
4.200% due 03/15/28  1,920,000 1,903,554
6.150% due 11/10/26  675,000 688,111
Discovery Communications LLC
3.950% due 03/20/28  1,604,000 1,533,825
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  1,548,000 1,518,271
5.000% due 02/15/29  1,003,000 1,017,443
Sprint LLC
7.625% due 03/01/26  2,000,000 2,019,350
T-Mobile USA, Inc.
2.250% due 02/15/26  2,217,000 2,184,058
2.625% due 04/15/26  500,000 492,572
13,648,540
Consumer, Cyclical - 3.3%
AutoZone, Inc.
5.050% due 07/15/26  2,780,000 2,798,252
5.125% due 06/15/30  357,000 366,155
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 1,176,000 1,191,499
5.000% due 01/15/27 ~ 500,000 504,977
Ford Motor Credit Co. LLC
4.950% due 05/28/27  300,000 298,145
5.800% due 03/05/27  500,000 504,130
5.850% due 05/17/27  2,200,000 2,217,652
6.950% due 06/10/26  3,175,000 3,218,973
7.350% due 11/04/27  1,820,000 1,890,714
General Motors Financial Co., Inc.
1.500% due 06/10/26  700,000 679,687
2.350% due 02/26/27  1,015,000 978,552
4.000% due 10/06/26  585,000 581,135
5.000% due 07/15/27  1,700,000 1,710,869
5.400% due 05/08/27  2,200,000 2,232,871
5.550% due 07/15/29  615,000 628,462
6.050% due 10/10/25  794,000 796,635
Hyundai Capital America
2.750% due 09/27/26 ~ 2,000,000 1,955,556
5.650% due 06/26/26 ~ 2,000,000 2,020,502
O'Reilly Automotive, Inc.
5.750% due 11/20/26  500,000 509,023
a
Principal
Amount Value
Ross Stores, Inc.
0.875% due 04/15/26  $ 500,000 $ 485,927
25,569,716
Consumer, Non-Cyclical - 5.5%
Altria Group, Inc.
6.200% due 11/01/28  1,168,000 1,233,375
Amgen, Inc.
2.600% due 08/19/26  250,000 245,465
5.507% due 03/02/26  1,120,000 1,120,171
BAT Capital Corp. (United Kingdom)
2.259% due 03/25/28  404,000 382,327
3.215% due 09/06/26  600,000 591,834
3.557% due 08/15/27  2,065,000 2,032,516
4.700% due 04/02/27  600,000 603,107
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26  812,000 795,295
5.931% due 02/02/29  2,091,000 2,195,008
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 788,000 780,855
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 2,250,000 2,287,413
Centene Corp.
4.250% due 12/15/27  1,800,000 1,773,850
Cigna Group
3.400% due 03/01/27  2,000,000 1,972,503
CVS Health Corp.
1.300% due 08/21/27  2,220,000 2,081,786
2.875% due 06/01/26  2,590,000 2,551,092
6.250% due 06/01/27  1,530,000 1,582,956
Elevance Health, Inc.
5.150% due 06/15/29  612,000 629,694
HCA, Inc.
4.125% due 06/15/29  847,000 832,406
4.500% due 02/15/27  1,523,000 1,523,636
5.200% due 06/01/28  922,000 942,177
5.250% due 06/15/26  1,516,000 1,518,267
5.625% due 09/01/28  696,000 716,695
Humana, Inc.
1.350% due 02/03/27  843,000 806,678
3.950% due 03/15/27  775,000 772,464
5.750% due 12/01/28  772,000 803,708
Imperial Brands Finance PLC (United Kingdom)
due 06/30/28 # ~ 709,000 709,039
6.125% due 07/27/27 ~ 700,000 722,834
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 994,000 1,009,175
JBS USA Holding Lux SARL/JBS USA Food Co./
JBS Lux Co. SARL
2.500% due 01/15/27  2,500,000 2,433,495
5.125% due 02/01/28  1,500,000 1,534,065
Mars, Inc.
4.450% due 03/01/27 ~ 998,000 1,001,888
4.600% due 03/01/28 ~ 1,693,000 1,707,115
Philip Morris International, Inc.
4.125% due 04/28/28  2,000,000 1,996,530
41,889,419
Energy - 5.6%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  2,000,000 1,981,152
5.000% due 12/15/29 ~ 692,000 698,573
Cenovus Energy, Inc. (Canada)
4.250% due 04/15/27  1,500,000 1,496,974

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Cheniere Energy Partners LP
4.500% due 10/01/29  $ 1,036,000 $ 1,025,269
DCP Midstream Operating LP
5.625% due 07/15/27  2,000,000 2,045,371
Diamondback Energy, Inc.
3.250% due 12/01/26  1,470,000 1,448,789
5.200% due 04/18/27  500,000 507,057
Enbridge, Inc. (Canada)
5.250% due 04/05/27  2,181,000 2,213,828
5.300% due 04/05/29  2,550,000 2,620,085
5.900% due 11/15/26  2,340,000 2,382,276
Energy Transfer LP
5.500% due 06/01/27  1,070,000 1,089,585
6.000% due 02/01/29 ~ 600,000 609,717
6.050% due 12/01/26  600,000 612,824
EQT Corp.
3.900% due 10/01/27  2,709,000 2,673,899
Hess Corp.
4.300% due 04/01/27  2,500,000 2,495,234
MPLX LP
1.750% due 03/01/26  2,150,000 2,108,822
4.000% due 03/15/28  295,000 292,193
4.250% due 12/01/27  755,000 752,257
Northwest Pipeline LLC
4.000% due 04/01/27  2,230,000 2,216,530
Occidental Petroleum Corp.
5.000% due 08/01/27  3,180,000 3,209,513
ONEOK, Inc.
4.000% due 07/13/27  2,638,000 2,621,867
4.250% due 09/24/27  500,000 499,411
5.550% due 11/01/26  1,385,000 1,404,431
5.650% due 11/01/28  266,000 275,657
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  818,000 782,164
4.500% due 12/15/26  2,300,000 2,304,099
Western Midstream Operating LP
4.650% due 07/01/26  2,500,000 2,495,327
Williams Cos., Inc.
4.900% due 03/15/29  297,000 301,185
43,164,089
Financial - 30.6%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 2,000,000 2,044,009
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  500,000 491,330
2.450% due 10/29/26  1,500,000 1,461,861
3.650% due 07/21/27  2,000,000 1,970,383
6.100% due 01/15/27  2,000,000 2,045,014
6.450% due 04/15/27  2,000,000 2,065,885
Ally Financial, Inc.
4.750% due 06/09/27  2,000,000 2,011,834
7.100% due 11/15/27  3,000,000 3,163,046
American Express Co.
5.098% due 02/16/28  2,000,000 2,023,426
American Tower Corp.
3.375% due 10/15/26  500,000 493,789
3.600% due 01/15/28  2,040,000 2,003,662
3.650% due 03/15/27  2,235,000 2,208,451
Aon North America, Inc.
5.125% due 03/01/27  1,662,000 1,682,352
5.150% due 03/01/29  325,000 332,942
a
Principal
Amount Value
ARES Capital Corp.
2.150% due 07/15/26  $ 1,500,000 $ 1,462,034
ARES Strategic Income Fund
5.450% due 09/09/28 ~ 458,000 458,327
5.700% due 03/15/28  1,940,000 1,956,315
Arthur J Gallagher & Co.
4.600% due 12/15/27  1,047,000 1,055,256
Athene Global Funding
1.608% due 06/29/26 ~ 1,800,000 1,751,171
4.950% due 01/07/27 ~ 2,300,000 2,316,100
5.516% due 03/25/27 ~ 1,500,000 1,525,628
Avolon Holdings Funding Ltd. (Ireland)
4.950% due 01/15/28 ~ 2,744,000 2,759,569
5.500% due 01/15/26 ~ 2,700,000 2,704,410
Bank of America Corp.
3.419% due 12/20/28  955,000 933,681
3.559% due 04/23/27  600,000 595,773
3.705% due 04/24/28  3,021,000 2,986,198
3.824% due 01/20/28  2,680,000 2,657,461
5.202% due 04/25/29  1,014,000 1,036,433
5.819% due 09/15/29  2,501,000 2,605,769
5.933% due 09/15/27  1,867,000 1,900,028
Bank of Montreal (Canada)
4.567% due 09/10/27  2,000,000 2,005,154
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  2,000,000 2,003,928
Barclays PLC (United Kingdom)
2.279% due 11/24/27  500,000 485,002
4.837% due 09/10/28  778,000 784,161
5.674% due 03/12/28  2,200,000 2,242,459
5.690% due 03/12/30  670,000 693,413
5.829% due 05/09/27  2,235,000 2,258,121
6.496% due 09/13/27  1,500,000 1,533,618
7.325% due 11/02/26  1,500,000 1,512,559
Blackstone Private Credit Fund
3.250% due 03/15/27  2,000,000 1,945,710
7.300% due 11/27/28  1,450,000 1,546,978
BNP Paribas SA (France)
1.323% due 01/13/27 ~ 500,000 491,353
1.675% due 06/30/27 ~ 500,000 485,956
Brown & Brown, Inc.
4.600% due 12/23/26  701,000 704,527
4.700% due 06/23/28  390,000 393,408
Capital One Financial Corp.
1.878% due 11/02/27  3,025,000 2,922,769
4.927% due 05/10/28  287,000 289,212
5.468% due 02/01/29  1,603,000 1,641,809
7.149% due 10/29/27  1,660,000 1,715,612
Citigroup, Inc.
1.462% due 06/09/27  1,071,000 1,040,830
3.070% due 02/24/28  2,721,000 2,661,570
3.520% due 10/27/28  1,500,000 1,469,192
4.542% due 09/19/30  740,000 736,800
5.174% due 02/13/30  622,000 634,724
Citizens Bank NA
4.575% due 08/09/28  2,700,000 2,706,191
Corebridge Financial, Inc.
3.650% due 04/05/27  2,000,000 1,974,329
Corebridge Global Funding
5.750% due 07/02/26 ~ 1,500,000 1,519,391
Crown Castle, Inc.
1.050% due 07/15/26  379,000 365,114
3.650% due 09/01/27  314,000 308,695

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
3.700% due 06/15/26  $ 500,000 $ 495,775
4.000% due 03/01/27  300,000 298,358
5.000% due 01/11/28  366,000 369,740
5.600% due 06/01/29  340,000 351,077
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 800,000 773,005
4.298% due 04/01/28 ~ 1,900,000 1,893,822
5.427% due 03/01/28 ~ 2,300,000 2,340,470
6.259% due 09/22/26 ~ 1,500,000 1,504,687
Deutsche Bank AG (Germany)
2.129% due 11/24/26  1,500,000 1,484,951
2.311% due 11/16/27  500,000 485,272
5.373% due 01/10/29  1,500,000 1,526,702
5.706% due 02/08/28  2,500,000 2,541,928
7.146% due 07/13/27  2,000,000 2,050,916
Equitable America Global Funding
4.650% due 06/09/28 ~ 2,529,000 2,544,393
Equitable Financial Life Global Funding
1.400% due 08/27/27 ~ 500,000 469,129
4.875% due 11/19/27 ~ 2,000,000 2,025,399
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 1,188,000 1,222,742
Goldman Sachs Group, Inc.
1.948% due 10/21/27  2,092,000 2,026,141
2.640% due 02/24/28  500,000 485,764
3.691% due 06/05/28  1,522,000 1,501,006
5.798% due 08/10/26  2,597,000 2,600,673
HPS Corporate Lending Fund
5.300% due 06/05/27 ~ † 956,000 957,997
5.450% due 01/14/28  1,600,000 1,604,965
HSBC Holdings PLC (United Kingdom)
4.292% due 09/12/26  1,500,000 1,498,568
5.597% due 05/17/28  1,500,000 1,528,633
5.887% due 08/14/27  500,000 507,227
7.336% due 11/03/26  1,500,000 1,514,128
7.390% due 11/03/28  2,100,000 2,230,621
Huntington Bancshares, Inc.
4.443% due 08/04/28  2,500,000 2,499,019
Huntington National Bank
5.065% (SOFR + 0.720%)
due 04/12/28 § 1,878,000 1,877,233
ING Groep NV (Netherlands)
4.858% due 03/25/29  1,626,000 1,642,860
Jackson Financial, Inc.
5.170% due 06/08/27  1,500,000 1,520,583
Jackson National Life Global Funding
5.315% (SOFR + 0.970%)
due 01/14/28 ~ § 1,300,000 1,304,851
5.550% due 07/02/27 ~ 2,200,000 2,245,695
JPMorgan Chase & Co.
2.182% due 06/01/28  1,000,000 961,504
2.947% due 02/24/28  2,100,000 2,052,697
4.505% due 10/22/28  420,000 421,337
4.851% due 07/25/28  1,290,000 1,303,697
4.979% due 07/22/28  1,944,000 1,969,341
5.012% due 01/23/30  500,000 509,319
5.040% due 01/23/28  1,985,000 2,004,461
5.571% due 04/22/28  1,704,000 1,739,639
6.087% due 10/23/29  645,000 678,041
Lloyds Banking Group PLC (United Kingdom)
1.627% due 05/11/27  1,500,000 1,462,852
5.454% (SOFR + 1.060%)
due 06/13/29 § 2,300,000 2,301,613
a
Principal
Amount Value
5.462% due 01/05/28  $ 2,000,000 $ 2,027,641
LPL Holdings, Inc.
4.900% due 04/03/28  772,000 778,020
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  700,000 679,733
5.414% due 09/13/28  2,500,000 2,556,651
Morgan Stanley
3.591% due 07/22/28 § 600,000 589,610
3.772% due 01/24/29  500,000 492,934
5.042% due 07/19/30  2,377,000 2,417,889
5.173% due 01/16/30  1,845,000 1,884,011
5.652% due 04/13/28  2,890,000 2,955,300
5.656% due 04/18/30  1,667,000 1,731,852
Morgan Stanley Bank NA
4.952% due 01/14/28  935,000 942,830
4.968% due 07/14/28  1,449,000 1,466,644
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  2,000,000 1,946,820
3.073% due 05/22/28  700,000 682,800
5.473% (SOFR + 1.100%)
due 05/23/29 § 2,150,000 2,151,626
5.847% due 03/02/27  2,000,000 2,017,877
7.472% due 11/10/26  1,500,000 1,514,926
PNC Financial Services Group, Inc.
5.102% due 07/23/27  1,500,000 1,511,656
5.300% due 01/21/28  2,100,000 2,132,272
6.615% due 10/20/27  2,200,000 2,262,225
Realty Income Corp.
3.250% due 06/15/29  563,000 540,473
5.050% due 01/13/26  455,000 455,001
Royal Bank of Canada (Canada)
4.950% due 02/01/29  131,000 134,046
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,995,000 2,025,164
Santander Holdings USA, Inc.
2.490% due 01/06/28  2,000,000 1,936,643
3.244% due 10/05/26  500,000 492,401
Societe Generale SA (France)
5.249% due 05/22/29 ~ 2,030,000 2,055,242
5.500% due 04/13/29 ~ 438,000 445,929
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.316% due 07/09/29  520,000 535,856
Toronto-Dominion Bank (Canada)
5.523% due 07/17/28  15,000 15,520
Truist Financial Corp.
1.125% due 08/03/27  500,000 470,097
1.267% due 03/02/27  2,000,000 1,955,645
4.873% due 01/26/29  2,000,000 2,023,640
5.435% due 01/24/30  1,845,000 1,900,676
6.047% due 06/08/27  1,746,000 1,769,803
U.S. Bancorp
5.384% due 01/23/30  1,659,000 1,708,436
6.787% due 10/26/27  2,000,000 2,059,352
U.S. Bank NA
5.279% (SOFR + 0.910%)
due 05/15/28 § 2,000,000 2,006,025
UBS Group AG (Switzerland)
1.305% due 02/02/27 ~ 1,870,000 1,834,915
4.703% due 08/05/27 ~ 2,500,000 2,505,478
6.442% due 08/11/28 ~ 2,481,000 2,578,374
VICI Properties LP
4.750% due 02/15/28  1,382,000 1,390,159
4.750% due 04/01/28  122,000 123,026

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ $ 2,665,000 $ 2,649,681
Wells Fargo & Co.
2.393% due 06/02/28  700,000 674,685
3.196% due 06/17/27  600,000 592,935
3.526% due 03/24/28  1,449,000 1,429,084
3.584% due 05/22/28  645,000 635,320
4.540% due 08/15/26  83,000 82,984
4.900% due 01/24/28  1,288,000 1,297,746
5.198% due 01/23/30  1,376,000 1,409,724
5.707% due 04/22/28  2,218,000 2,266,916
6.303% due 10/23/29  2,530,000 2,674,365
Western Union Co.
1.350% due 03/15/26  500,000 488,386
235,010,597
Industrial - 1.4%
Amrize Finance U.S. LLC
4.600% due 04/07/27 ~ 654,000 656,937
BAE Systems PLC (United Kingdom)
5.000% due 03/26/27 ~ 978,000 989,687
Boeing Co.
2.196% due 02/04/26  2,575,000 2,535,174
5.040% due 05/01/27  2,500,000 2,519,699
6.259% due 05/01/27  600,000 617,536
CNH Industrial Capital LLC
1.450% due 07/15/26  600,000 581,215
4.500% due 10/08/27  1,500,000 1,504,663
Ingersoll Rand, Inc.
5.197% due 06/15/27  1,500,000 1,525,354
10,930,265
Technology - 1.6%
Broadcom, Inc.
3.459% due 09/15/26  220,000 218,007
4.000% due 04/15/29 ~ 1,252,000 1,235,328
4.750% due 04/15/29  98,000 99,207
5.050% due 07/12/27  2,197,000 2,229,258
Dell International LLC/EMC Corp.
4.750% due 04/01/28  2,200,000 2,226,221
5.250% due 02/01/28  390,000 399,401
6.020% due 06/15/26  500,000 504,810
Marvell Technology, Inc.
1.650% due 04/15/26  800,000 781,992
Microchip Technology, Inc.
5.050% due 03/15/29  463,000 470,509
Micron Technology, Inc.
5.327% due 02/06/29  1,150,000 1,177,538
6.750% due 11/01/29 † 750,000 810,857
VMware LLC
1.400% due 08/15/26  1,483,000 1,434,718
1.800% due 08/15/28  150,000 138,819
3.900% due 08/21/27  208,000 206,252
11,932,917
Utilities - 2.3%
AES Corp.
1.375% due 01/15/26  2,500,000 2,452,747
Dominion Energy, Inc.
1.450% due 04/15/26  600,000 585,729
2.850% due 08/15/26  500,000 491,606
Duke Energy Corp.
0.900% due 09/15/25  711,000 705,261
4.850% due 01/05/29  1,084,000 1,101,562
a
Principal
Amount Value
Eversource Energy
0.800% due 08/15/25  $ 245,000 $ 243,741
2.900% due 03/01/27  1,110,000 1,083,339
5.450% due 03/01/28  515,000 528,503
5.950% due 02/01/29  108,000 112,839
Exelon Corp.
2.750% due 03/15/27  500,000 488,070
5.150% due 03/15/28  960,000 981,554
5.150% due 03/15/29  589,000 604,540
FirstEnergy Corp.
3.900% due 07/15/27  2,140,000 2,116,683
FirstEnergy Transmission LLC
4.550% due 01/15/30  265,000 265,260
Pacific Gas & Electric Co.
5.339% (SOFR + 0.950%)
due 09/04/25 § 1,445,000 1,445,033
Pinnacle West Capital Corp.
4.900% due 05/15/28  316,000 320,518
San Diego Gas & Electric Co.
4.950% due 08/15/28  95,000 97,039
Sempra
3.400% due 02/01/28  100,000 97,661
Southern California Edison Co.
4.700% due 06/01/27  249,000 249,972
5.150% due 06/01/29  870,000 879,181
5.650% due 10/01/28  247,000 253,095
Southern Co.
5.500% due 03/15/29  1,340,000 1,395,496
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 1,223,000 1,229,744
WEC Energy Group, Inc.
5.600% due 09/12/26  7,000 7,094
17,736,267
Total Corporate Bonds & Notes
    (Cost $402,377,968) 406,285,363
MORTGAGE-BACKED SECURITIES - 4.2%
Collateralized Mortgage Obligations - Commercial - 4.2%
ALA Trust
6.043% (SOFR + 1.743%)
due 06/15/40 ~ § 1,475,000 1,485,379
Bank
3.229% due 11/15/50  2,482,209 2,434,148
Benchmark Mortgage Trust
5.805% due 01/10/57  420,000 436,286
BFLD Mortgage Trust
5.804% (SOFR + 1.492%)
due 08/15/26 ~ § 407,879 408,442
BMO Mortgage Trust
7.296% due 11/15/56 § 1,000,000 1,072,946
BX Commercial Mortgage Trust
5.096% (SOFR + 0.784%)
due 06/15/38 ~ § 755,748 755,662
5.276% (SOFR + 0.964%)
due 11/15/38 ~ § 362,637 362,643
5.605% (SOFR + 1.293%)
due 12/15/39 ~ § 935,839 937,903
5.703% (SOFR + 1.392%)
due 03/15/41 ~ § 2,175,827 2,180,371
5.754% (SOFR + 1.442%)
due 02/15/39 ~ § 2,237,689 2,243,078

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.755% (SOFR + 1.443%)
due 04/15/40 ~ § $ 1,250,000 $ 1,251,485
5.953% (SOFR + 1.641%)
due 05/15/41 ~ § 734,561 736,510
6.003% (SOFR + 1.691%)
due 08/15/39 ~ § 873,648 878,212
6.073% (SOFR + 1.761%)
due 12/09/40 ~ § 1,217,215 1,222,231
BX Trust
5.462% (SOFR + 1.150%)
due 02/15/35 ~ § 602,000 600,732
5.705% (SOFR + 1.393%)
due 03/15/30 ~ § 234,000 232,617
5.754% (SOFR + 1.442%)
due 04/15/41 ~ § 193,949 194,599
CSAIL Commercial Mortgage Trust
3.808% due 11/15/48  1,926,581 1,919,119
DTP Commercial Mortgage Trust
6.038% due 01/15/41 ~ § 750,000 769,227
ELM Trust
5.994% due 06/10/39 ~ § 2,040,000 2,059,992
Extended Stay America Trust
5.506% (SOFR + 1.194%)
due 07/15/38 ~ § 120,082 120,188
GS Mortgage Securities Corp. Trust
5.372% due 08/10/41 ~ § 180,000 182,206
5.376% (SOFR + 1.064%)
due 10/15/36 ~ § 500,000 498,347
Morgan Stanley Capital I Trust
3.261% due 07/15/52  1,085,000 1,030,333
3.587% due 12/15/50  656,000 639,912
MTN Commercial Mortgage Trust
5.717% (SOFR + 1.397%)
due 03/15/39 ~ § 475,000 474,979
OPEN Trust
7.401% (SOFR + 3.089%)
due 11/15/40 ~ § 105,520 105,790
TCO Commercial Mortgage Trust
5.555% (SOFR + 1.243%)
due 12/15/39 ~ § 528,000 528,495
UBS Commercial Mortgage Trust
2.865% due 10/15/52  409,829 397,426
3.460% due 04/15/52  846,030 830,550
Wells Fargo Commercial Mortgage Trust
3.933% due 03/15/52  1,729,629 1,716,287
4.175% due 09/15/61  2,603,210 2,583,128
5.270% due 03/15/38 ~ § 440,000 442,064
31,731,287
Collateralized Mortgage Obligations - Residential - 0.0%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 124,547 121,954
Total Mortgage-Backed Securities
    (Cost $31,468,794) 31,853,241
ASSET-BACKED SECURITIES - 17.7%
Automobile Other - 1.4%
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  580,000 584,701
GMF Floorplan Owner Revolving Trust
4.790% due 03/15/29 ~ 715,000 717,931
a
Principal
Amount Value
4.910% due 03/15/30 ~ $ 1,200,000 $ 1,212,674
5.830% due 06/15/30 ~ 187,000 192,417
Nissan Master Owner Trust Receivables
4.974% (SOFR + 0.670%)
due 02/15/28 ~ § 3,000,000 3,003,199
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  1,230,000 1,241,481
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 1,850,000 1,856,351
5.038% due 07/25/31 ~ 144,772 145,883
5.121% due 12/29/32 ~ 1,325,000 1,329,542
5.185% due 07/25/31 ~ 603,215 607,449
10,891,628
Automobile Sequential - 8.1%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 1,900,000 1,899,136
4.590% due 03/15/34 ~ 1,465,000 1,471,244
5.300% due 11/15/32 ~ 268,645 269,899
5.540% due 04/15/33 ~ 408,934 411,568
Avis Budget Rental Car Funding AESOP LLC
4.800% due 08/20/29 ~ 270,000 273,345
BMW Vehicle Lease Trust
4.430% due 06/26/28  1,585,000 1,595,023
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  1,140,000 1,147,886
Carvana Auto Receivables Trust
4.550% due 08/12/30  1,135,000 1,143,195
4.640% due 01/10/30  1,230,000 1,237,958
Chesapeake Funding II LLC (Canada)
5.520% due 05/15/36 ~ 564,710 570,601
Enterprise Fleet Financing LLC
4.510% due 02/22/28 ~ 2,008,000 2,011,565
4.980% due 08/21/28 ~ 291,000 294,991
5.060% due 03/20/31 ~ 95,000 97,058
5.160% due 09/20/30 ~ 50,000 50,979
5.230% due 03/20/30 ~ 416,334 419,445
5.420% due 10/22/29 ~ 1,661,000 1,682,557
5.500% due 04/22/30 ~ 1,930,000 1,965,204
5.510% due 01/22/29 ~ 320,005 321,046
Ford Credit Auto Owner Trust
4.450% due 10/15/29  2,400,000 2,408,866
4.610% due 08/15/29  635,000 641,711
5.280% due 02/15/36 ~ 1,146,000 1,181,538
5.530% due 09/15/28  1,381,000 1,395,110
Ford Credit Floorplan Master Owner Trust A
4.060% due 11/15/30  727,000 723,786
4.630% due 04/15/30  1,150,000 1,164,210
5.054% (SOFR + 0.750%)
due 04/15/29 ~ § 1,200,000 1,204,111
GM Financial Consumer Automobile Receivables
Trust
4.850% due 12/18/28  556,000 558,957
GM Financial Revolving Receivables Trust
5.770% due 08/11/36 ~ 1,380,000 1,445,456
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 2,855,000 2,891,085
5.340% due 06/15/28 ~ 3,450,000 3,483,645
Hyundai Auto Receivables Trust
4.360% due 12/17/29  2,140,000 2,155,163
5.480% due 04/17/28  1,182,378 1,190,196
5.540% due 10/16/28  2,410,000 2,436,982

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Navistar Financial Dealer Note Master Owner
Trust
5.590% due 04/25/29 ~ $ 554,000 $ 558,723
Nissan Auto Receivables Owner Trust
5.930% due 03/15/28  2,190,000 2,207,689
Porsche Financial Auto Securitization Trust
4.440% due 01/22/30 ~ 2,500,000 2,512,828
5.790% due 01/22/29 ~ 812,851 819,202
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  1,570,000 1,582,318
SFS Auto Receivables Securitization Trust
4.440% due 12/20/30 ~ 1,365,000 1,377,682
Toyota Auto Receivables Owner Trust
5.540% due 08/15/28  3,662,000 3,706,022
USB Auto Owner Trust
4.490% due 06/17/30 ~ 550,000 554,878
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  2,830,000 2,860,896
5.480% due 12/20/28  2,152,000 2,185,530
Westlake Automobile Receivables Trust
6.240% due 07/15/27 ~ 1,731,000 1,741,102
Wheels Fleet Lease Funding 1 LLC
4.570% due 01/18/40 ~ 2,400,000 2,412,861
62,263,247
Credit Card Bullet - 0.9%
American Express Credit Account Master Trust
4.870% due 05/15/28  1,620,000 1,628,794
5.230% due 09/15/28  3,243,000 3,280,963
WF Card Issuance Trust
4.340% due 05/15/30  2,085,000 2,103,189
7,012,946
Other Asset-Backed Securities - 7.3%
Affirm Asset Securitization Trust
5.080% due 04/15/30 ~ 618,653 619,312
5.220% due 12/17/29 ~ 766,566 767,016
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 985,000 991,653
ARES LII CLO Ltd. (Cayman)
5.152% (SOFR + 0.880%)
due 04/22/31 ~ § 884,500 883,784
ARES XLV CLO Ltd. (Cayman)
5.506% (SOFR + 1.250%)
due 10/15/30 ~ § 1,900,000 1,901,425
Bain Capital Credit CLO Ltd. (Cayman)
due 04/22/35 # ~ § 1,900,000 1,900,000
Barings CLO Ltd. (Cayman)
5.409% (SOFR + 1.140%)
due 01/20/36 ~ § 2,500,000 2,501,250
Bowling Green Park CLO LLC
5.309% (SOFR + 1.000%)
due 04/18/35 ~ § 639,000 634,670
Buckhorn Park CLO Ltd. (Cayman)
5.339% (SOFR + 1.070%)
due 07/18/34 ~ § 1,566,000 1,563,496
CCG Receivables Trust
4.480% due 10/14/32 ~ 155,000 155,409
Cedar Funding VI CLO Ltd. (Cayman)
5.581% (SOFR + 1.312%)
due 04/20/34 ~ § 2,700,000 2,707,830
CNH Equipment Trust
4.770% due 06/15/29  610,878 614,308
5.190% due 09/17/29  918,000 931,236
a
Principal
Amount Value
Dext ABS LLC
4.590% due 08/16/27 ~ $ 550,000 $ 550,300
4.770% due 08/15/35 ~ 775,000 781,622
Dryden 68 CLO Ltd. (Cayman)
5.356% (SOFR + 1.100%)
due 07/15/35 ~ § 1,421,000 1,421,363
Flatiron CLO 19 Ltd. (Cayman)
5.505% (SOFR + 1.180%)
due 11/16/34 ~ § 2,197,219 2,201,788
Flatiron CLO 23 LLC
5.551% (SOFR + 1.240%)
due 04/17/36 ~ § 1,982,000 1,984,476
Flatiron RR CLO 22 LLC
5.166% (SOFR + 0.910%)
due 10/15/34 ~ § 2,300,000 2,284,157
Hartwick Park CLO Ltd. (Jersey)
5.429% (SOFR + 1.160%)
due 01/20/37 ~ § 1,248,000 1,240,205
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 1,900,000 1,915,311
John Deere Owner Trust
4.960% due 11/15/28  636,000 642,182
M&T Equipment Notes
4.700% due 12/16/27 ~ 800,000 803,764
Madison Park Funding XLV Ltd. (Cayman)
5.336% (SOFR + 1.080%)
due 07/15/34 ~ § 1,413,000 1,414,446
Madison Park Funding XXIII Ltd. (Cayman)
5.514% (SOFR + 1.232%)
due 07/27/31 ~ § 2,193,412 2,196,574
Madison Park Funding XXVII Ltd. (Cayman)
5.217% (SOFR + 0.900%)
due 04/20/38 ~ § 1,500,000 1,497,305
Magnetite XXVI Ltd. (Cayman)
5.166% (SOFR + 0.900%)
due 01/25/38 ~ § 1,230,000 1,226,991
MMAF Equipment Finance LLC
4.950% due 07/14/31 ~ 202,027 205,234
OHA Credit Funding 22 Ltd. (Cayman)
5.614% (SOFR + 1.330%)
due 07/20/38 ~ § 1,424,000 1,422,957
Oportun Issuance Trust
4.880% due 05/09/33 ~ 1,040,000 1,045,759
Palmer Square Loan Funding Ltd. (Cayman)
due 07/15/33 # ~ § 2,260,000 2,260,000
5.121% (SOFR + 0.800%)
due 02/15/33 ~ § 638,000 634,300
5.356% (SOFR + 1.100%)
due 04/15/31 ~ § 1,081,605 1,081,957
5.656% (SOFR + 1.400%)
due 04/15/31 ~ § 2,000,000 2,001,587
5.856% (SOFR + 1.600%)
due 04/15/30 ~ § 2,000,000 2,002,808
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 255,000 256,040
PFS Financing Corp. (Cayman)
5.270% due 05/15/28 ~ 2,600,000 2,617,742
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 135,000 135,838
Regional Management Issuance Trust
5.830% due 07/15/36 ~ 113,000 115,634
Valley Stream Park CLO Ltd. (Jersey)
5.459% (SOFR + 1.190%)
due 01/20/37 ~ § 909,000 907,283

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2025, investments with a total aggregate value of $6,140,897 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.
a
Principal
Amount Value
Verdant Receivables LLC
4.850% due 03/13/28 ~ $ 240,000 $ 240,786
Verizon Master Trust
4.620% due 11/20/30  1,755,000 1,778,154
4.830% due 12/22/31 ~ 358,000 365,320
5.000% due 12/20/28  2,650,000 2,655,836
56,059,108
Total Asset-Backed Securities
    (Cost $135,293,913) 136,226,929
U.S. TREASURY OBLIGATIONS - 10.0%
U.S. Treasury Notes - 10.0%
3.500% due 09/30/26 ‡ 38,637,600 38,444,412
4.250% due 03/15/27 ‡ 38,035,600 38,329,782
76,774,194
Total U.S. Treasury Obligations
    (Cost $76,393,680) 76,774,194
SHORT-TERM INVESTMENTS - 11.3%
U.S. Treasury Bills - 11.3%
4.110% due 07/22/25 ‡ 39,347,200 39,251,786
4.306% due 09/25/25  47,608,100 47,132,138
86,383,924
Total Short-Term Investments
(Cost $86,382,284) 86,383,924
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 96.1%
    (Cost $731,916,639) 737,523,651
Shares
SECURITIES LENDING COLLATERAL - 0.4%
Mutual Funds - 0.0%
The Morgan Stanley Institutional Liquidity Funds
4.180% 360,090 360,090
Principal
Amount
Repurchase Agreements - 0.4%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$2,933,906; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $2,992,585) $ 2,933,545 2,933,545
a
Total Securities Lending Collateral
(Cost $3,293,635) 3,293,635
a
TOTAL INVESTMENTS - 96.5%
(Cost $735,210,274) 740,817,286
DERIVATIVES - 1.9% 14,471,206
OTHER ASSETS & LIABILITIES, NET - 1.6% 12,215,404
NET ASSETS - 100.0% $ 767,503,896
Corporate Bonds & Notes 52 .9%
Asset-Backed Securities 17 .7%
Short-Term Investments 11 .3%
U.S. Treasury Obligations 10 .0%
Mortgage-Backed Securities 4 .2%
Others (each less than 3.0%) 0 .4%
96 .5%
Derivatives 1 .9%
Other Assets and Liabilities, Net 1 .6%
100 .0%

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(c) As of June 30, 2025, open futures contracts outstanding were as follows:
(d) As of June 30, 2025, swap agreements outstanding were as follows:
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps
Short Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 09/25 885 $ 183,283,360 $ 184,100,743 ( $ 817,383 )
CBOT 5 Year U.S. Treasury Notes 09/25 288 30,946,005 31,392,000 (445,995)
CME E-Mini Standard & Poor's MidCap 400 Index 09/25 17 5,156,772 5,313,350 (156,578)
Total Futures Contracts ( $ 1,419,956 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell Midcap Total Return Index SOFR + 0.905% S BRC 07/15/25 $ 304,538,288 $ 6,227,981 $ – $ 6,227,981
Russell Midcap Value Total Return Index SOFR + 0.340% S GSC 07/15/25 40,272,076 786,772 – 786,772
Russell Midcap Growth Total Return Index SOFR + 0.600% S JPM 07/15/25 232,765,203 5,413,236 – 5,413,236
Russell Midcap Value Total Return Index SOFR + 0.600% S JPM 07/15/25 36,075,019 701,200 – 701,200
Russell Midcap Total Return Index SOFR + 0.490% S MSC 07/15/26 151,429,498 3,099,251 – 3,099,251
Russell Midcap Total Return Index SOFR + 0.540% S BRC 10/15/26 151,456,153 3,096,852 – 3,096,852
$ 19,325,292 $ – $ 19,325,292
Total Return Swaps - Short
Pay Receive
Payment
Frequency
Receive Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell Midcap Growth Total Return Index SOFR + 0.540% S BRC 07/15/25 $ 38,729,046 ( $ 901,594 ) $ – ( $ 901,594 )
Russell Midcap Value Total Return Index SOFR + 0.520% S GSC 07/15/25 78,858,772 (1,535,252) – (1,535,252)
Russell Midcap Growth Total Return Index SOFR + 0.300% S JPM 07/15/25 42,907,954 (997,284) – (997,284)
( $ 3,434,130 ) $ – ( $ 3,434,130 )
Total Return Swaps $ 15,891,162 $ – $ 15,891,162
Total Swap Agreements $ 15,891,162 $ – $ 15,891,162
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ 19,325,292
Liabilities – (3,434,130)
$ – $ 15,891,162

PACIFIC SELECT FUND
MID-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(e) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 406,285,363 $ – $ 406,285,363 $ –
Mortgage-Backed Securities 31,853,241 – 31,853,241 –
Asset-Backed Securities 136,226,929 – 136,226,929 –
U.S. Treasury Obligations 76,774,194 – 76,774,194 –
Short-Term Investments 86,383,924 – 86,383,924 –
Securities Lending Collateral 3,293,635 360,090 2,933,545 –
Derivatives:
Equity Contracts
Swaps 19,325,292 – 19,325,292 –
Total Assets 760,142,578 360,090 759,782,488 –
Liabilities Derivatives:
Equity Contracts
Futures (156,578) (156,578) – –
Swaps (3,434,130) – (3,434,130) –
Total Equity Contracts (3,590,708) (156,578) (3,434,130) –
Interest Rate Contracts
Futures (1,263,378) (1,263,378) – –
Total Liabilities - Derivatives (4,854,086) (1,419,956) (3,434,130) –
Total Liabilities (4,854,086) (1,419,956) (3,434,130) –
Total $ 755,288,492 ( $ 1,059,866 ) $ 756,348,358 $ –

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 98.6%
Basic Materials - 4.4%
spacing
CF Industries Holdings, Inc. 32,453 $ 2,985,676
Commercial Metals Co. 36,967 1,808,056
DuPont de Nemours, Inc. 25,868 1,774,286
Freeport-McMoRan, Inc. 40,180 1,741,803
Mosaic Co. 64,812 2,364,342
Reliance, Inc. 10,479 3,289,358
13,963,521
Communications - 4.0%
spacing
CDW Corp. 16,229 2,898,337
eBay, Inc. 48,870 3,638,860
Gen Digital, Inc. 86,527 2,543,894
InterDigital, Inc. 8,751 1,962,237
Maplebear, Inc. * 41,091 1,858,957
12,902,285
Consumer, Cyclical - 10.9%
spacing
AutoZone, Inc. * 1,515 5,624,028
Boyd Gaming Corp. 33,607 2,629,076
Cavco Industries, Inc. * 1,447 628,620
Churchill Downs, Inc. 12,928 1,305,728
Crocs, Inc. * 17,098 1,731,685
Darden Restaurants, Inc. 8,104 1,766,429
Gentex Corp. 60,752 1,335,937
Harley-Davidson, Inc. 41,342 975,671
LKQ Corp. 33,600 1,243,536
Marriott International, Inc. Class A  7,539 2,059,730
MSC Industrial Direct Co., Inc. Class A  18,158 1,543,793
NVR, Inc. * 458 3,382,632
Ralph Lauren Corp. 7,346 2,014,861
Resideo Technologies, Inc. * 61,836 1,364,102
Ross Stores, Inc. 14,132 1,802,961
Somnigroup International, Inc. 56,701 3,858,503
Wyndham Hotels & Resorts, Inc. 19,223 1,561,100
34,828,392
Consumer, Non-Cyclical - 12.4%
spacing
Cencora, Inc. 14,458 4,335,231
Coca-Cola Consolidated, Inc. 19,529 2,180,413
Coca-Cola Europacific Partners PLC (United
Kingdom)  19,342 1,793,390
Equifax, Inc. 10,057 2,608,484
H&R Block, Inc. 33,959 1,864,009
Lamb Weston Holdings, Inc. 27,941 1,448,741
McKesson Corp. 2,147 1,573,279
Molina Healthcare, Inc. * 5,265 1,568,443
Primo Brands Corp. 77,773 2,303,636
Quest Diagnostics, Inc. 7,804 1,401,833
RB Global, Inc. (Canada)  33,196 3,525,083
Solventum Corp. * 33,781 2,561,951
Sysco Corp. 35,386 2,680,136
Tenet Healthcare Corp. * 18,108 3,187,008
U.S. Foods Holding Corp. * 48,319 3,721,046
Valvoline, Inc. * 41,334 1,565,319
WEX, Inc. * 8,874 1,303,502
39,621,504
Energy - 6.3%
spacing
Chord Energy Corp. 15,395 1,491,006
Diamondback Energy, Inc. 14,640 2,011,536
a Shares Value
EQT Corp. 52,322 $ 3,051,419
Marathon Petroleum Corp. 20,737 3,444,623
ONEOK, Inc. 16,063 1,311,223
Permian Resources Corp. 94,864 1,292,048
Phillips 66 11,815 1,409,529
Range Resources Corp. 71,963 2,926,735
TechnipFMC PLC (United Kingdom)  96,289 3,316,193
20,254,312
Financial - 25.1%
spacing
Affiliated Managers Group, Inc. 11,915 2,344,515
Ameriprise Financial, Inc. 12,334 6,583,026
Brown & Brown, Inc. 15,972 1,770,816
BXP, Inc. REIT 31,243 2,107,965
Carlyle Group, Inc. 71,362 3,668,007
East West Bancorp, Inc. 31,539 3,184,808
EastGroup Properties, Inc. REIT 12,394 2,071,285
Equitable Holdings, Inc. 35,820 2,009,502
Equity LifeStyle Properties, Inc. REIT 29,826 1,839,369
Equity Residential REIT 25,033 1,689,477
Essex Property Trust, Inc. REIT 8,984 2,546,066
Evercore, Inc. Class A  15,522 4,191,250
Extra Space Storage, Inc. REIT 10,415 1,535,588
Fifth Third Bancorp 55,259 2,272,803
First American Financial Corp. 35,045 2,151,413
Huntington Bancshares, Inc. 222,871 3,735,318
Lamar Advertising Co. Class A REIT 23,603 2,864,460
LPL Financial Holdings, Inc. 16,653 6,244,375
Markel Group, Inc. * 1,954 3,902,841
Regency Centers Corp. REIT 36,117 2,572,614
RenaissanceRe Holdings Ltd. (Bermuda)  6,358 1,544,358
Rocket Cos., Inc. Class A † 152,673 2,164,903
Simon Property Group, Inc. REIT 25,132 4,040,220
SLM Corp. 78,092 2,560,637
Stifel Financial Corp. 23,524 2,441,321
Synchrony Financial 46,901 3,130,173
Travelers Cos., Inc. 7,247 1,938,862
VICI Properties, Inc. REIT 46,362 1,511,401
Voya Financial, Inc. 27,574 1,957,754
80,575,127
Industrial - 21.9%
spacing
3M Co. 11,302 1,720,616
Allegion PLC 27,095 3,904,931
AMETEK, Inc. 12,291 2,224,179
Arrow Electronics, Inc. * 14,092 1,795,744
Ball Corp. 39,310 2,204,898
Builders FirstSource, Inc. * 9,369 1,093,269
Dover Corp. 8,609 1,577,427
Expeditors International of Washington, Inc. 26,570 3,035,622
Flex Ltd. * 52,364 2,614,011
Frontdoor, Inc. * 45,084 2,657,251
Generac Holdings, Inc. * 19,120 2,738,175
Howmet Aerospace, Inc. 30,987 5,767,610
ITT, Inc. 7,166 1,123,844
Jabil, Inc. 12,439 2,712,946
Keysight Technologies, Inc. * 21,514 3,525,284
L3Harris Technologies, Inc. 7,704 1,932,471
Landstar System, Inc. 10,859 1,509,618
Lincoln Electric Holdings, Inc. 7,127 1,477,570
Masco Corp. 53,701 3,456,196
Masterbrand, Inc. * 70,804 773,888
Norfolk Southern Corp. 19,850 5,081,005
Packaging Corp. of America 13,975 2,633,589

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
Parker-Hannifin Corp. 2,574 $ 1,797,862
TE Connectivity PLC (Switzerland)  13,034 2,198,445
Textron, Inc. 52,941 4,250,633
TopBuild Corp. * 6,997 2,265,209
UFP Industries, Inc. 19,034 1,891,218
Watts Water Technologies, Inc. Class A  9,331 2,294,400
70,257,911
Technology - 9.3%
spacing
CACI International, Inc. Class A * 5,488 2,616,130
Check Point Software Technologies Ltd. * (Israel)  19,277 4,265,036
Dell Technologies, Inc. Class C  21,005 2,575,213
Fidelity National Information Services, Inc. 17,848 1,453,006
Lam Research Corp. 25,846 2,515,850
Leidos Holdings, Inc. 13,937 2,198,701
Microchip Technology, Inc. 46,288 3,257,286
NetApp, Inc. 23,675 2,522,571
Science Applications International Corp. 8,355 940,856
Seagate Technology Holdings PLC † 13,873 2,002,290
SS&C Technologies Holdings, Inc. 28,042 2,321,878
Zebra Technologies Corp. Class A * 9,747 3,005,585
29,674,402
Utilities - 4.3%
spacing
CenterPoint Energy, Inc. 47,738 1,753,894
DTE Energy Co. 26,287 3,481,976
Entergy Corp. 29,257 2,431,842
FirstEnergy Corp. 40,998 1,650,580
NRG Energy, Inc. 12,136 1,948,799
OGE Energy Corp. 59,214 2,627,917
13,895,008
Total Common Stocks
    (Cost $286,868,259) 315,972,462
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.6%
    (Cost $286,868,259) 315,972,462
SECURITIES LENDING COLLATERAL - 1.3%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
4.180% 461,096 461,096
Principal
Amount
Repurchase Agreements - 1.2%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$3,756,880; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $3,832,018) $ 3,756,417 3,756,417
a
Total Securities Lending Collateral
(Cost $4,217,513) 4,217,513
a
Value
TOTAL INVESTMENTS - 99.9%
(Cost $291,085,772) $ 320,189,975
OTHER ASSETS & LIABILITIES, NET - 0.1% 221,363
NET ASSETS - 100.0% $ 320,411,338
Financial 25 .1%
Industrial 21 .9%
Consumer, Non-Cyclical 12 .4%
Consumer, Cyclical 10 .9%
Technology 9 .3%
Energy 6 .3%
Basic Materials 4 .4%
Utilities 4 .3%
Communications 4 .0%
Others (each less than 3.0%) 1 .3%
99 .9%
Other Assets & Liabilities, Net 0 .1%
100 .0%

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 315,972,462 $ 315,972,462 $ – $ –
Securities Lending Collateral 4,217,513 461,096 3,756,417 –
Total $ 320,189,975 $ 316,433,558 $ 3,756,417 $ –

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 51.2%
Basic Materials - 0.6%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 575,000 $ 554,652
6.415% due 07/15/27  350,000 362,687
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 419,000 423,373
5.338% due 04/04/27 ~ 700,000 709,955
Mosaic Co.
4.050% due 11/15/27  600,000 595,814
2,646,481
Communications - 1.4%
AT&T, Inc.
1.700% due 03/25/26  1,100,000 1,078,129
2.950% due 07/15/26  575,000 566,410
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.750% due 02/15/28  565,000 554,652
6.150% due 11/10/26  700,000 713,596
Discovery Communications LLC
3.950% due 03/20/28  882,000 843,413
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  75,000 73,416
3.625% due 12/15/25  500,000 497,824
Sprint LLC
7.625% due 03/01/26  1,000,000 1,009,675
T-Mobile USA, Inc.
2.625% due 04/15/26  590,000 581,236
5,918,351
Consumer, Cyclical - 3.5%
AutoZone, Inc.
3.125% due 04/21/26  75,000 74,128
5.050% due 07/15/26  1,220,000 1,228,010
5.125% due 06/15/30  195,000 200,001
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 798,000 808,517
5.000% due 01/15/27 ~ 600,000 605,972
Dollar General Corp.
4.625% due 11/01/27  25,000 25,161
Ford Motor Credit Co. LLC
5.800% due 03/05/27  1,800,000 1,814,868
5.850% due 05/17/27  1,500,000 1,512,036
6.950% due 06/10/26  1,000,000 1,013,850
General Motors Financial Co., Inc.
1.250% due 01/08/26  500,000 490,872
1.500% due 06/10/26  800,000 776,786
2.350% due 02/26/27  500,000 482,045
5.000% due 04/09/27  1,000,000 1,006,613
5.000% due 07/15/27  1,000,000 1,006,394
5.400% due 05/08/27  800,000 811,953
6.000% due 01/09/28  100,000 103,027
Hyundai Capital America
2.750% due 09/27/26 ~ 1,275,000 1,246,666
5.650% due 06/26/26 ~ 600,000 606,151
O'Reilly Automotive, Inc.
5.750% due 11/20/26  500,000 509,023
Ross Stores, Inc.
0.875% due 04/15/26  575,000 558,816
14,880,889
a
Principal
Amount Value
Consumer, Non-Cyclical - 5.5%
Altria Group, Inc.
2.625% due 09/16/26  $ 20,000 $ 19,621
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  1,475,000 1,454,927
3.557% due 08/15/27  600,000 590,561
4.700% due 04/02/27  920,000 924,764
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26  600,000 587,656
Bayer U.S. Finance II LLC (Germany)
4.250% due 12/15/25 ~ 800,000 797,845
4.375% due 12/15/28 ~ 438,000 434,029
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 1,150,000 1,169,122
Campbell's Co.
5.300% due 03/20/26  20,000 20,098
Centene Corp.
4.250% due 12/15/27  1,375,000 1,355,025
Cigna Group
3.400% due 03/01/27  1,300,000 1,282,127
Constellation Brands, Inc.
3.500% due 05/09/27  600,000 590,731
CVS Health Corp.
1.300% due 08/21/27  1,300,000 1,219,064
2.875% due 06/01/26  1,600,000 1,575,964
6.250% due 06/01/27  610,000 631,113
HCA, Inc.
3.125% due 03/15/27  1,075,000 1,053,020
4.500% due 02/15/27  600,000 600,251
5.200% due 06/01/28  100,000 102,188
5.250% due 06/15/26  900,000 901,346
Humana, Inc.
1.350% due 02/03/27  725,000 693,762
3.950% due 03/15/27  1,100,000 1,096,401
Imperial Brands Finance PLC (United Kingdom)
due 06/30/28 # ~ 393,000 393,021
6.125% due 07/27/27 ~ 700,000 722,834
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 543,000 551,290
JBS USA Holding Lux SARL/JBS USA Food Co./
JBS Lux Co. SARL
2.500% due 01/15/27  775,000 754,384
5.125% due 02/01/28  1,720,000 1,759,061
Mars, Inc.
4.450% due 03/01/27 ~ 540,000 542,104
4.600% due 03/01/28 ~ 916,000 923,637
Philip Morris International, Inc.
4.125% due 04/28/28  1,100,000 1,098,092
23,844,038
Energy - 5.2%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  1,175,000 1,163,927
5.000% due 12/15/29 ~ 492,000 496,673
Cenovus Energy, Inc. (Canada)
4.250% due 04/15/27  1,020,000 1,017,942
DCP Midstream Operating LP
5.625% due 07/15/27  884,000 904,054
Diamondback Energy, Inc.
5.200% due 04/18/27  1,175,000 1,191,585
Enbridge, Inc. (Canada)
5.250% due 04/05/27  650,000 659,784
5.300% due 04/05/29  1,360,000 1,397,378

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.900% due 11/15/26  $ 1,200,000 $ 1,221,680
Energy Transfer LP
3.900% due 07/15/26  800,000 794,958
6.000% due 02/01/29 ~ 1,000,000 1,016,196
6.050% due 12/01/26  875,000 893,701
EQT Corp.
3.125% due 05/15/26 ~ 100,000 98,480
3.900% due 10/01/27  1,452,000 1,433,186
Hess Corp.
4.300% due 04/01/27  1,200,000 1,197,712
MPLX LP
1.750% due 03/01/26  1,100,000 1,078,932
4.250% due 12/01/27  670,000 667,567
Northwest Pipeline LLC
4.000% due 04/01/27  840,000 834,926
Occidental Petroleum Corp.
5.000% due 08/01/27  1,520,000 1,534,107
ONEOK, Inc.
4.000% due 07/13/27  1,300,000 1,292,050
4.250% due 09/24/27  1,350,000 1,348,408
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  441,000 421,680
4.500% due 12/15/26  1,250,000 1,252,228
Western Midstream Operating LP
4.650% due 07/01/26  600,000 598,878
22,516,032
Financial - 29.9%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 1,100,000 1,124,205
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  750,000 736,995
2.450% due 10/29/26  500,000 487,287
3.650% due 07/21/27  1,200,000 1,182,229
6.100% due 01/15/27  1,200,000 1,227,009
6.450% due 04/15/27  1,250,000 1,291,178
Air Lease Corp.
1.875% due 08/15/26  15,000 14,586
2.200% due 01/15/27  15,000 14,527
Ally Financial, Inc.
4.750% due 06/09/27  1,400,000 1,408,284
7.100% due 11/15/27  1,050,000 1,107,066
American Express Co.
5.098% due 02/16/28  1,150,000 1,163,470
5.389% due 07/28/27  50,000 50,508
American Tower Corp.
1.600% due 04/15/26  500,000 489,011
3.375% due 10/15/26  500,000 493,789
3.600% due 01/15/28  1,500,000 1,473,281
Aon North America, Inc.
5.125% due 03/01/27  600,000 607,347
ARES Capital Corp.
2.150% due 07/15/26  600,000 584,814
ARES Strategic Income Fund
5.450% due 09/09/28 ~ 253,000 253,180
5.700% due 03/15/28  773,000 779,501
Arthur J Gallagher & Co.
4.600% due 12/15/27  352,000 354,776
Athene Global Funding
1.608% due 06/29/26 ~ 1,215,000 1,182,040
4.860% due 08/27/26 ~ 500,000 502,257
4.950% due 01/07/27 ~ 800,000 805,600
a
Principal
Amount Value
5.516% due 03/25/27 ~ $ 750,000 $ 762,814
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 115,000 112,894
3.250% due 02/15/27 ~ 500,000 487,631
4.950% due 01/15/28 ~ 1,228,000 1,234,967
6.375% due 05/04/28 ~ 1,170,000 1,220,582
Bank of America Corp.
1.658% due 03/11/27  700,000 686,767
3.559% due 04/23/27  1,275,000 1,266,018
3.824% due 01/20/28  1,300,000 1,289,067
4.948% due 07/22/28  1,300,000 1,315,241
5.819% due 09/15/29  1,250,000 1,302,364
5.933% due 09/15/27  1,175,000 1,195,786
Bank of Montreal (Canada)
4.567% due 09/10/27  1,250,000 1,253,221
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  1,200,000 1,202,357
5.350% due 12/07/26  20,000 20,291
Barclays PLC (United Kingdom)
2.279% due 11/24/27  1,200,000 1,164,005
4.837% due 09/10/28  600,000 604,751
5.674% due 03/12/28  1,200,000 1,223,160
5.829% due 05/09/27  1,400,000 1,414,483
7.385% due 11/02/28  600,000 637,022
Blackstone Private Credit Fund
3.250% due 03/15/27  575,000 559,391
7.300% due 11/27/28  615,000 656,132
BNP Paribas SA (France)
1.323% due 01/13/27 ~ 500,000 491,353
1.675% due 06/30/27 ~ 1,000,000 971,911
Brown & Brown, Inc.
4.600% due 12/23/26  382,000 383,922
4.700% due 06/23/28  213,000 214,861
Canadian Imperial Bank of Commerce (Canada)
5.926% due 10/02/26  75,000 76,490
Capital One Financial Corp.
1.878% due 11/02/27  1,375,000 1,328,531
5.468% due 02/01/29  550,000 563,316
7.149% due 10/29/27  1,285,000 1,328,049
Citigroup, Inc.
1.122% due 01/28/27  1,300,000 1,274,525
1.462% due 06/09/27  1,300,000 1,263,379
3.070% due 02/24/28  1,200,000 1,173,791
Citizens Bank NA
4.575% due 08/09/28  1,000,000 1,002,293
Corebridge Financial, Inc.
3.650% due 04/05/27  1,575,000 1,554,784
Corebridge Global Funding
5.750% due 07/02/26 ~ 675,000 683,726
Crown Castle, Inc.
3.700% due 06/15/26  1,100,000 1,090,706
4.000% due 03/01/27  375,000 372,947
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 1,000,000 966,257
4.298% due 04/01/28 ~ 1,000,000 996,748
5.427% due 03/01/28 ~ 1,100,000 1,119,355
Deutsche Bank AG (Germany)
2.129% due 11/24/26  300,000 296,990
2.311% due 11/16/27  600,000 582,326
2.552% due 01/07/28  500,000 485,790
5.373% due 01/10/29  490,000 498,723
5.706% due 02/08/28  1,350,000 1,372,641
7.146% due 07/13/27  750,000 769,093

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Equitable America Global Funding
4.650% due 06/09/28 ~ $ 1,360,000 $ 1,368,278
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 75,000 72,780
1.400% due 08/27/27 ~ 875,000 820,975
4.875% due 11/19/27 ~ 700,000 708,890
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 651,000 670,038
Goldman Sachs Group, Inc.
1.948% due 10/21/27  1,175,000 1,138,010
2.640% due 02/24/28  1,275,000 1,238,698
3.691% due 06/05/28  1,310,000 1,291,930
HPS Corporate Lending Fund
5.300% due 06/05/27 ~ 528,000 529,103
5.450% due 01/14/28  1,150,000 1,153,569
HSBC Holdings PLC (United Kingdom)
5.597% due 05/17/28  1,080,000 1,100,616
5.887% due 08/14/27  1,400,000 1,420,235
7.390% due 11/03/28  1,400,000 1,487,081
Huntington Bancshares, Inc.
4.443% due 08/04/28  660,000 659,741
Huntington National Bank
5.065% (SOFR + 0.720%)
due 04/12/28 § 1,011,000 1,010,587
ING Groep NV (Netherlands)
4.858% due 03/25/29  882,000 891,146
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 200,000 197,445
Jackson Financial, Inc.
5.170% due 06/08/27  150,000 152,058
Jackson National Life Global Funding
4.900% due 01/13/27 ~ 1,116,000 1,124,393
5.315% (SOFR + 0.970%)
due 01/14/28 ~ § 650,000 652,425
5.550% due 07/02/27 ~ 1,200,000 1,224,925
JPMorgan Chase & Co.
1.470% due 09/22/27  700,000 675,517
2.069% due 06/01/29  1,400,000 1,313,356
2.182% due 06/01/28  1,400,000 1,346,105
2.947% due 02/24/28  1,300,000 1,270,717
5.012% due 01/23/30  1,300,000 1,324,230
Lloyds Banking Group PLC (United Kingdom)
5.454% (SOFR + 1.060%)
due 06/13/29 § 1,300,000 1,300,911
5.462% due 01/05/28  1,430,000 1,449,764
LPL Holdings, Inc.
4.900% due 04/03/28  423,000 426,299
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  1,400,000 1,359,465
5.414% due 09/13/28  1,700,000 1,738,523
Morgan Stanley
1.593% due 05/04/27  1,200,000 1,171,204
3.591% due 07/22/28 § 1,700,000 1,670,562
3.772% due 01/24/29  1,400,000 1,380,214
5.173% due 01/16/30  1,360,000 1,388,756
5.656% due 04/18/30  1,250,000 1,298,629
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  700,000 681,387
3.073% due 05/22/28  1,300,000 1,268,057
5.473% (SOFR + 1.100%)
due 05/23/29 § 1,260,000 1,260,953
5.516% due 09/30/28  600,000 612,945
5.583% due 03/01/28  600,000 610,961
a
Principal
Amount Value
5.847% due 03/02/27  $ 700,000 $ 706,257
PNC Financial Services Group, Inc.
5.300% due 01/21/28  1,275,000 1,294,594
6.615% due 10/20/27  1,420,000 1,460,163
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 1,078,000 1,094,299
Santander Holdings USA, Inc.
3.244% due 10/05/26  550,000 541,641
Societe Generale SA (France)
5.249% due 05/22/29 ~ 1,120,000 1,133,927
5.500% due 04/13/29 ~ 200,000 203,620
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  600,000 598,688
5.264% due 12/11/26  550,000 557,711
5.532% due 07/17/26  50,000 50,629
Truist Financial Corp.
1.125% due 08/03/27  1,200,000 1,128,231
1.267% due 03/02/27  612,000 598,428
4.873% due 01/26/29  1,175,000 1,188,889
5.435% due 01/24/30  880,000 906,555
6.047% due 06/08/27  650,000 658,861
U.S. Bancorp
3.100% due 04/27/26  50,000 49,505
4.653% due 02/01/29  615,000 619,135
5.384% due 01/23/30  390,000 401,621
6.787% due 10/26/27  1,175,000 1,209,869
U.S. Bank NA
5.279% (SOFR + 0.910%)
due 05/15/28 § 900,000 902,711
UBS AG (Switzerland)
5.000% due 07/09/27  600,000 609,385
UBS Group AG (Switzerland)
1.364% due 01/30/27 ~ 200,000 196,385
4.703% due 08/05/27 ~ 1,500,000 1,503,287
6.442% due 08/11/28 ~ 1,300,000 1,351,022
VICI Properties LP
4.750% due 02/15/28  1,150,000 1,156,789
4.750% due 04/01/28  67,000 67,564
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 1,240,000 1,232,872
Wells Fargo & Co.
2.393% due 06/02/28  1,400,000 1,349,369
3.196% due 06/17/27  1,300,000 1,284,692
3.526% due 03/24/28  1,020,000 1,005,981
4.900% due 01/24/28  443,000 446,352
5.707% due 04/22/28  700,000 715,438
6.303% due 10/23/29  1,395,000 1,474,600
Western Union Co.
1.350% due 03/15/26  1,075,000 1,050,030
129,014,969
Industrial - 1.4%
Amrize Finance U.S. LLC
4.600% due 04/07/27 ~ 358,000 359,608
Boeing Co.
2.196% due 02/04/26  600,000 590,720
2.700% due 02/01/27  430,000 418,087
5.040% due 05/01/27  1,460,000 1,471,504
6.259% due 05/01/27  685,000 705,020
CNH Industrial Capital LLC
1.450% due 07/15/26  1,175,000 1,138,214
4.500% due 10/08/27  600,000 601,865

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Ingersoll Rand, Inc.
5.197% due 06/15/27  $ 685,000 $ 696,578
5,981,596
Technology - 1.6%
Broadcom, Inc.
4.150% due 02/15/28  650,000 648,231
5.050% due 07/12/27  550,000 558,076
Dell International LLC/EMC Corp.
4.750% due 04/01/28  500,000 505,959
4.900% due 10/01/26  675,000 678,199
6.020% due 06/15/26  1,275,000 1,287,267
Marvell Technology, Inc.
1.650% due 04/15/26  900,000 879,741
Micron Technology, Inc.
5.327% due 02/06/29  620,000 634,846
6.750% due 11/01/29  390,000 421,646
VMware LLC
1.400% due 08/15/26  1,250,000 1,209,304
6,823,269
Utilities - 2.1%
AES Corp.
1.375% due 01/15/26  1,175,000 1,152,791
5.450% due 06/01/28  75,000 76,661
Cleco Corporate Holdings LLC
3.743% due 05/01/26  75,000 74,484
Cleveland Electric Illuminating Co.
3.500% due 04/01/28 ~ 15,000 14,597
Dominion Energy, Inc.
1.450% due 04/15/26  1,200,000 1,171,458
2.850% due 08/15/26  575,000 565,347
Enel Finance International NV (Italy)
1.625% due 07/12/26 ~ 500,000 485,376
Exelon Corp.
2.750% due 03/15/27  1,075,000 1,049,350
FirstEnergy Corp.
3.900% due 07/15/27  1,140,000 1,127,579
FirstEnergy Transmission LLC
4.550% due 01/15/30  600,000 600,588
NiSource, Inc.
5.250% due 03/30/28  575,000 588,811
Pacific Gas & Electric Co.
2.100% due 08/01/27  700,000 663,176
5.450% due 06/15/27  120,000 121,441
Pinnacle West Capital Corp.
4.900% due 05/15/28  173,000 175,474
Southern Co.
5.500% due 03/15/29  50,000 52,071
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 1,221,000 1,227,733
9,146,937
Total Corporate Bonds & Notes
    (Cost $219,359,322) 220,772,562
MORTGAGE-BACKED SECURITIES - 3.8%
Collateralized Mortgage Obligations - Commercial - 3.8%
ALA Trust
6.043% (SOFR + 1.743%)
due 06/15/40 ~ § 810,000 815,700
a
Principal
Amount Value
Bank
4.285% due 11/15/61 § $ 177,324 $ 176,565
Benchmark Mortgage Trust
3.042% due 08/15/52  347,110 337,707
BLP Commercial Mortgage Trust
5.654% (SOFR + 1.342%)
due 03/15/41 ~ § 94,883 95,106
BX Commercial Mortgage Trust
5.096% (SOFR + 0.784%)
due 06/15/38 ~ § 803,969 803,877
5.325% (SOFR + 1.013%)
due 02/15/39 ~ § 52,972 52,973
5.605% (SOFR + 1.293%)
due 12/15/39 ~ § 311,321 312,008
5.703% (SOFR + 1.392%)
due 03/15/41 ~ § 1,124,436 1,126,785
5.754% (SOFR + 1.442%)
due 02/15/39 ~ § 749,053 750,857
5.755% (SOFR + 1.443%)
due 04/15/40 ~ § 630,000 630,748
6.073% (SOFR + 1.761%)
due 12/09/40 ~ § 644,408 647,064
BX Trust
5.062% (SOFR + 0.750%)
due 10/15/26 ~ § 96,963 96,868
5.456% (SOFR + 1.144%)
due 03/15/30 ~ § 1,186,000 1,180,150
5.462% (SOFR + 1.150%)
due 02/15/35 ~ § 239,000 238,497
5.705% (SOFR + 1.393%)
due 03/15/30 ~ § 126,000 125,255
5.754% (SOFR + 1.442%)
due 04/15/41 ~ § 691,537 693,854
5.803% (SOFR + 1.491%)
due 04/15/37 ~ § 142,705 142,930
CD Mortgage Trust
3.171% due 08/15/50  50,000 48,701
DBGS Mortgage Trust
4.302% due 10/15/51  94,125 93,944
DBJPM Mortgage Trust
3.328% due 06/10/50  50,000 48,919
DTP Commercial Mortgage Trust
6.038% due 01/15/41 ~ § 100,000 102,564
ELP Commercial Mortgage Trust
5.127% (SOFR + 0.815%)
due 11/15/38 ~ § 1,021,811 1,020,846
Extended Stay America Trust
5.506% (SOFR + 1.194%)
due 07/15/38 ~ § 1,182,807 1,183,848
GS Mortgage Securities Trust
3.164% due 05/10/50  32,335 31,698
4.106% due 07/10/51 § 95,492 94,672
Hilton USA Trust
4.333% due 11/05/38 ~ § 284,000 280,629
JPMDB Commercial Mortgage Securities Trust
3.492% due 03/15/50  269,640 266,372
Morgan Stanley Capital I Trust
1.925% due 07/15/53  650,000 603,655
3.436% due 12/15/49  1,015,298 1,004,272
SREIT Trust
5.157% (SOFR + 0.845%)
due 11/15/38 ~ § 187,062 187,001
5.506% (SOFR + 1.194%)
due 11/15/38 ~ § 83,884 83,866

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
TCO Commercial Mortgage Trust
5.555% (SOFR + 1.243%)
due 12/15/39 ~ § $ 174,000 $ 174,163
Wells Fargo Commercial Mortgage Trust
2.684% due 10/15/49  681,258 669,651
3.063% due 12/15/52  51,944 50,717
3.212% due 09/15/50  356,354 351,462
3.933% due 03/15/52  1,466,408 1,455,097
5.270% due 03/15/38 ~ § 238,000 239,116
16,218,137
Collateralized Mortgage Obligations - Residential - 0.0%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 85,488 83,707
Total Mortgage-Backed Securities
    (Cost $16,236,872) 16,301,844
ASSET-BACKED SECURITIES - 15.5%
Automobile Other - 1.2%
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  340,000 342,756
GMF Floorplan Owner Revolving Trust
4.790% due 03/15/29 ~ 385,000 386,578
4.910% due 03/15/30 ~ 650,000 656,865
5.054% (SOFR + 0.750%)
due 03/15/29 ~ § 155,000 155,125
5.454% (SOFR + 1.150%)
due 06/15/28 ~ § 1,020,000 1,025,271
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  425,000 428,967
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 1,005,000 1,008,450
5.038% due 07/25/31 ~ 48,257 48,628
5.121% due 12/29/32 ~ 715,000 717,451
5.185% due 07/25/31 ~ 197,050 198,433
4,968,524
Automobile Sequential - 5.3%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 1,060,000 1,059,518
4.590% due 03/15/34 ~ 855,000 858,644
Avis Budget Rental Car Funding AESOP LLC
4.800% due 08/20/29 ~ 165,000 167,044
BMW Vehicle Lease Trust
4.430% due 06/26/28  870,000 875,502
BMW Vehicle Owner Trust
5.180% due 02/26/29  40,000 40,519
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  60,000 60,415
CarMax Auto Owner Trust
4.840% due 01/15/30  20,000 20,282
Carvana Auto Receivables Trust
4.550% due 08/12/30  625,000 629,513
4.640% due 01/10/30  405,000 407,620
Chase Auto Owner Trust
4.940% due 07/25/29 ~ 50,000 50,471
Citizens Auto Receivables Trust
5.110% due 04/17/28 ~ 30,000 30,170
Enterprise Fleet Financing LLC
4.510% due 02/22/28 ~ 1,117,000 1,118,983
4.820% due 02/20/29 ~ 315,000 319,864
a
Principal
Amount Value
4.980% due 08/21/28 ~ $ 102,000 $ 103,399
5.060% due 03/20/31 ~ 150,000 153,250
5.160% due 09/20/30 ~ 150,000 152,936
Ford Credit Auto Lease Trust
4.720% due 06/15/28  440,000 443,692
Ford Credit Auto Owner Trust
1.370% due 10/17/33 ~ 150,000 146,406
1.530% due 05/15/34 ~ 150,000 144,492
4.450% due 10/15/29  1,320,000 1,324,876
4.610% due 08/15/29  30,000 30,317
Ford Credit Floorplan Master Owner Trust A
4.630% due 04/15/30  675,000 683,341
5.054% (SOFR + 0.750%)
due 04/15/29 ~ § 755,000 757,586
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  1,220,000 1,228,722
5.380% due 11/20/26  11,316 11,336
GM Financial Consumer Automobile Receivables
Trust
5.450% due 06/16/28  22,443 22,589
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 150,000 144,518
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 100,000 101,264
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  660,000 666,766
5.670% due 06/21/28  30,000 30,328
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 280,000 282,629
5.410% due 05/17/27 ~ 150,000 151,229
Hyundai Auto Receivables Trust
4.360% due 12/17/29  1,175,000 1,183,325
5.480% due 04/17/28  21,655 21,799
5.540% due 10/16/28  25,000 25,280
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  10,000 10,138
5.950% due 11/15/28  30,000 30,398
Merchants Fleet Funding LLC
5.820% due 04/20/37 ~ 90,359 90,970
Porsche Financial Auto Securitization Trust
4.440% due 01/22/30 ~ 463,000 465,376
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  850,000 856,669
4.740% due 01/16/29  125,000 125,528
SBNA Auto Lease Trust
5.560% due 11/22/27 ~ 40,000 40,338
SFS Auto Receivables Securitization Trust
4.440% due 12/20/30 ~ 740,000 746,876
4.750% due 07/22/30 ~ 1,985,000 2,007,160
4.950% due 05/21/29 ~ 1,384,000 1,390,551
Toyota Auto Loan Extended Note Trust
1.070% due 02/27/34 ~ 150,000 146,738
Toyota Lease Owner Trust
4.750% due 02/22/28 ~ 1,140,000 1,150,287
USB Auto Owner Trust
4.490% due 06/17/30 ~ 305,000 307,705
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  145,000 146,583
Wheels Fleet Lease Funding 1 LLC
4.570% due 01/18/40 ~ 1,700,000 1,709,110
World Omni Auto Receivables Trust
4.730% due 03/15/30  360,000 364,747
23,037,799

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Credit Card Bullet - 0.7%
American Express Credit Account Master Trust
4.650% due 07/15/29  $ 180,000 $ 182,228
BA Credit Card Trust
4.790% due 05/15/28  111,000 111,505
Capital One Multi-Asset Execution Trust
2.060% due 08/15/28  95,000 92,817
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 900,000 907,692
5.530% due 05/15/29 ~ 575,000 580,628
WF Card Issuance Trust
4.340% due 05/15/30  1,140,000 1,149,945
3,024,815
Other Asset-Backed Securities - 8.3%
Affirm Asset Securitization Trust
5.080% due 04/15/30 ~ 341,644 342,008
5.220% due 12/17/29 ~ 46,179 46,206
Allegro CLO XV Ltd. (Cayman)
5.261% (SOFR + 0.950%)
due 04/20/38 ~ § 1,700,000 1,696,004
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 545,000 548,681
ARES LII CLO Ltd. (Cayman)
5.152% (SOFR + 0.880%)
due 04/22/31 ~ § 299,961 299,718
ARES LIV CLO Ltd. (Cayman)
due 07/15/38 # ~ § 840,000 840,420
ARES XLV CLO Ltd. (Cayman)
5.506% (SOFR + 1.250%)
due 10/15/30 ~ § 800,000 800,600
Bain Capital Credit CLO Ltd. (Cayman)
due 04/22/35 # ~ § 1,000,000 1,000,000
Barings CLO Ltd. (Cayman)
5.409% (SOFR + 1.140%)
due 01/20/36 ~ § 1,020,000 1,020,510
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 870,000 872,523
Bowling Green Park CLO LLC
5.309% (SOFR + 1.000%)
due 04/18/35 ~ § 345,000 342,662
Buckhorn Park CLO Ltd. (Cayman)
5.339% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 249,600
CCG Receivables Trust
4.480% due 10/14/32 ~ 100,000 100,264
Cedar Funding VI CLO Ltd. (Cayman)
5.581% (SOFR + 1.312%)
due 04/20/34 ~ § 100,000 100,290
Dext ABS LLC
4.590% due 08/16/27 ~ 300,000 300,164
4.770% due 08/15/35 ~ 420,000 423,588
DLLAA LLC
4.950% due 09/20/29 ~ 505,000 514,377
Dllad LLC
5.300% due 07/20/29 ~ 150,000 153,118
Dryden 68 CLO Ltd. (Cayman)
5.356% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 250,064
Flatiron CLO 19 Ltd. (Cayman)
5.505% (SOFR + 1.180%)
due 11/16/34 ~ § 1,190,160 1,192,635
a
Principal
Amount Value
Flatiron CLO 23 LLC
5.551% (SOFR + 1.240%)
due 04/17/36 ~ § $ 1,094,000 $ 1,095,367
Flatiron RR CLO 22 LLC
5.166% (SOFR + 0.910%)
due 10/15/34 ~ § 1,650,000 1,638,635
Harriman Park CLO Ltd. (Cayman)
due 07/20/38 # ~ § 630,000 630,315
Hartwick Park CLO Ltd. (Jersey)
5.429% (SOFR + 1.160%)
due 01/20/37 ~ § 400,000 397,502
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 2,100,000 2,116,923
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 1,980,000 2,008,568
5.260% due 11/15/28 ~ 150,000 152,744
M&T Equipment Notes
4.700% due 12/16/27 ~ 440,000 442,070
Madison Park Funding XLV Ltd. (Cayman)
5.336% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 250,256
Madison Park Funding XXVII Ltd. (Cayman)
5.217% (SOFR + 0.900%)
due 04/20/38 ~ § 1,250,000 1,247,754
Magnetite XXVI Ltd. (Cayman)
5.166% (SOFR + 0.900%)
due 01/25/38 ~ § 950,000 947,676
OHA Credit Funding 22 Ltd. (Cayman)
5.614% (SOFR + 1.330%)
due 07/20/38 ~ § 781,000 780,428
Oportun Issuance Trust
4.880% due 05/09/33 ~ 575,000 578,184
Palmer Square Loan Funding Ltd. (Cayman)
due 07/15/33 # ~ § 1,250,000 1,250,000
5.121% (SOFR + 0.800%)
due 02/15/33 ~ § 342,000 340,016
5.256% (SOFR + 1.000%)
due 01/15/33 ~ § 227,229 226,914
5.356% (SOFR + 1.100%)
due 04/15/31 ~ § 703,043 703,272
5.387% (SOFR + 1.080%)
due 08/08/32 ~ § 586,771 586,837
5.656% (SOFR + 1.400%)
due 04/15/31 ~ § 968,000 968,768
5.856% (SOFR + 1.600%)
due 04/15/30 ~ § 1,100,000 1,101,545
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 85,000 85,347
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 100,000 100,620
T-Mobile U.S. Trust
4.740% due 11/20/29 ~ 2,100,000 2,128,709
Valley Stream Park CLO Ltd. (Jersey)
5.459% (SOFR + 1.190%)
due 01/20/37 ~ § 250,000 249,528
Verdant Receivables LLC
4.850% due 03/13/28 ~ 130,000 130,426
Verizon Master Trust
4.510% due 03/20/30  980,000 985,103
4.620% due 11/20/30  310,000 314,090
4.710% due 01/21/31  505,000 513,363
5.610% due 09/08/28  30,000 30,071
Volvo Financial Equipment LLC
4.290% due 10/16/28 ~ 1,250,000 1,252,966

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2025, investments with a total aggregate value of $2,108,403 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.
(c) As of June 30, 2025, open futures contracts outstanding were as follows:
(d) As of June 30, 2025, swap agreements outstanding were as follows:
a
Principal
Amount Value
Voya CLO Ltd. (Cayman)
5.253% (SOFR + 0.950%)
due 04/20/38 ~ § $ 1,000,000 $ 997,908
5.280% (SOFR + 1.000%)
due 01/20/38 ~ § 500,000 499,136
5.491% (SOFR + 1.212%)
due 04/17/30 ~ § 73,005 73,052
35,917,525
Total Asset-Backed Securities
    (Cost $66,657,368) 66,948,663
U.S. TREASURY OBLIGATIONS - 9.6%
U.S. Treasury Notes - 9.6%
3.500% due 09/30/26 ‡ 20,695,600 20,592,122
4.250% due 03/15/27 ‡ 20,373,200 20,530,774
41,122,896
Total U.S. Treasury Obligations
    (Cost $40,935,034) 41,122,896
SHORT-TERM INVESTMENTS - 15.3%
U.S. Treasury Bills - 15.3%
4.110% due 07/22/25 ‡ 31,302,100 31,226,195
4.306% due 09/25/25  35,200,000 34,848,088
66,074,283
Total Short-Term Investments
(Cost $66,073,220) 66,074,283
TOTAL INVESTMENTS - 95.4%
(Cost $409,261,816) 411,220,248
DERIVATIVES - 3.0% 12,788,667
OTHER ASSETS & LIABILITIES, NET - 1.6% 6,866,628
NET ASSETS - 100.0% $ 430,875,543
Corporate Bonds & Notes 51 .2%
Asset-Backed Securities 15 .5%
Short-Term Investments 15 .3%
U.S. Treasury Obligations 9 .6%
Mortgage-Backed Securities 3 .8%
95 .4%
Derivatives 3 .0%
Other Assets and Liabilities, Net 1 .6%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini NASDAQ 100 Index 09/25 8 $ 3,499,157 $ 3,662,920 $ 163,763
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 09/25 473 97,958,225 98,395,086 (436,861)
CBOT 5 Year U.S. Treasury Notes 09/25 85 9,133,369 9,265,000 (131,631)
( $ 568,492 )
Total Futures Contracts ( $ 404,729 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 Stock Index SOFR + 0.960% S BRC 07/15/25 $ 26,829,149 $ 857,129 $ – $ 857,129
NASDAQ 100 Stock Index SOFR + 0.720% S BRC 07/15/25 210,751,072 6,752,679 – 6,752,679

PACIFIC SELECT FUND
QQQ PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps
(e) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 Stock Index SOFR + 1.110% S BOA 09/16/25 $ 72,483,904 $ 2,311,465 $ – $ 2,311,465
NASDAQ 100 Stock Index SOFR + 1.090% S JPM 11/17/25 102,583,603 3,272,123 – 3,272,123
$ 13,193,396 $ – $ 13,193,396
Total Swap Agreements $ 13,193,396 $ – $ 13,193,396
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ 13,193,396
Liabilities – –
$ – $ 13,193,396
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 220,772,562 $ – $ 220,772,562 $ –
Mortgage-Backed Securities 16,301,844 – 16,301,844 –
Asset-Backed Securities 66,948,663 – 66,948,663 –
U.S. Treasury Obligations 41,122,896 – 41,122,896 –
Short-Term Investments 66,074,283 – 66,074,283 –
Derivatives:
Equity Contracts
Futures 163,763 163,763 – –
Swaps 13,193,396 – 13,193,396 –
Total Equity Contracts 13,357,159 163,763 13,193,396 –
Total Assets 424,577,407 163,763 424,413,644 –
Liabilities Derivatives:
Interest Rate Contracts
Futures (568,492) (568,492) – –
Total Liabilities (568,492) (568,492) – –
Total $ 424,008,915 ( $ 404,729 ) $ 424,413,644 $ –

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent Value
Rights * ± Ω 3,680 $ 589
Contra Aduro Biotechnologies, Inc. - Contingent
Value Rights * ± Ω 154 74
Icosavax, Inc. - Contingent Value Rights * 1,880 583
Inhibrx, Inc. - Contingent Value Rights * ± Ω 674 775
OmniAb, Inc. $12.50 - Earn Out Shares * ± Ω 660 –
OmniAb, Inc. $15.00 - Earn Out Shares * ± Ω 660 –
2,021
Total Rights
    (Cost $1,021) 2,021
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/27/29 * 78 159
Total Warrants
    (Cost $0) 159
COMMON STOCKS - 97.8%
Basic Materials - 5.0%
spacing
AdvanSix, Inc. 2,080 49,400
American Vanguard Corp. * 2,373 9,302
Ashland, Inc. 8,524 428,587
Avient Corp. 180,914 5,845,331
Cabot Corp. 314 23,550
Caledonia Mining Corp. PLC (South Africa)  1,415 27,338
Calumet, Inc. * 4,166 65,635
Centrus Energy Corp. Class A * 261 47,810
Codexis, Inc. * 4,293 10,475
Coeur Mining, Inc. * 25,418 225,203
Commercial Metals Co. 158,076 7,731,497
Compass Minerals International, Inc. * 775 15,570
Constellium SE * 6,897 91,730
Critical Metals Corp. * (Austria)  1,131 4,049
Ecovyst, Inc. * 9,388 77,263
Elementis PLC (United Kingdom)  1,289,297 2,834,153
Encore Energy Corp. * (Canada)  13,108 37,489
Energy Fuels, Inc. †* 12,645 72,709
Ferroglobe PLC 6,514 23,906
HB Fuller Co. 4,200 252,630
Hecla Mining Co. 36,977 221,492
i-80 Gold Corp. * (Canada)  1,432 857
Innospec, Inc. 1,789 150,437
Intrepid Potash, Inc. * 809 28,905
Ivanhoe Electric, Inc. * 768 6,966
Kaiser Aluminum Corp. 551 44,025
Koppers Holdings, Inc. 1,548 49,768
Kronos Worldwide, Inc. 2,063 12,791
MAC Copper Ltd. * (Australia)  5,481 66,265
Magnera Corp. * 2,513 30,357
Mativ Holdings, Inc. 4,816 32,845
Minerals Technologies, Inc. 2,540 139,878
Novagold Resources, Inc. * (Canada)  2,498 10,217
Oil-Dri Corp. of America 226 13,332
Orion SA (Germany)  3,953 41,467
Perimeter Solutions, Inc. * 10,864 151,227
a Shares Value
Piedmont Lithium, Inc. †* 1,116 $ 6,495
Quaker Chemical Corp. 1,040 116,418
Radius Recycling, Inc. 2,176 64,605
Rayonier Advanced Materials, Inc. * 5,755 22,157
Rogers Corp. * 1,320 90,394
SSR Mining, Inc. * (Canada)  16,001 203,853
Stepan Co. 1,641 89,566
Sylvamo Corp. 2,119 106,162
Trinseo PLC 1,353 4,221
Tronox Holdings PLC 10,137 51,395
Valhi, Inc. 267 4,315
19,634,037
Communications - 0.8%
spacing
1-800-Flowers.com, Inc. Class A * 1,460 7,183
1stdibs.com, Inc. * 152 418
A10 Networks, Inc. 419 8,108
Advantage Solutions, Inc. * 9,468 12,498
Altice USA, Inc. Class A * 15,378 32,909
AMC Networks, Inc. Class A * 2,852 17,882
Angi, Inc. * 3,386 51,670
Applied Digital Corp. * 3,518 35,426
AST SpaceMobile, Inc. †* 761 35,562
ATN International, Inc. 894 14,528
Aviat Networks, Inc. * 1,013 24,363
BARK, Inc. * 11,546 10,155
Beyond, Inc. * 4,317 29,701
Boston Omaha Corp. Class A * 1,937 27,195
Bumble, Inc. Class A * 5,910 38,947
Cable One, Inc. 413 56,090
Cars.com, Inc. * 5,142 60,933
Clearfield, Inc. * 909 39,460
CommScope Holding Co., Inc. * 6,780 56,138
DigitalBridge Group, Inc. 13,426 138,959
EchoStar Corp. Class A * 10,606 293,786
Entravision Communications Corp. Class A  4,708 10,923
ePlus, Inc. * 1,988 143,335
Eventbrite, Inc. Class A * 4,287 11,275
EW Scripps Co. Class A * 5,364 15,770
Gaia, Inc. * 602 2,643
Gannett Co., Inc. * 3,413 12,219
Getty Images Holdings, Inc. * 6,278 10,421
Gray Media, Inc. 6,965 31,551
Harmonic, Inc. * 6,037 57,170
HealthStream, Inc. 1,236 34,200
IDT Corp. Class B  279 19,061
iHeartMedia, Inc. Class A * 9,484 16,692
Inseego Corp. * 356 2,933
Lands' End, Inc. * 1,215 13,013
Liberty Latin America Ltd. Class A * 4,815 29,372
Liberty Latin America Ltd. Class C * 7,761 48,273
LifeMD, Inc. * 1,030 14,029
LiveOne, Inc. * 411 310
Lumen Technologies, Inc. * 9,874 43,248
National CineMedia, Inc. 5,581 27,040
NETGEAR, Inc. * 2,257 65,611
Newsmax, Inc. * 337 5,099
Nextdoor Holdings, Inc. * 15,434 25,620
Nexxen International Ltd. * (Israel)  2,285 23,787
Open Lending Corp. * 6,194 12,016
Powerfleet, Inc. NJ * 9,431 40,648
Preformed Line Products Co. 190 30,364
RealReal, Inc. * 5,255 25,171
Ribbon Communications, Inc. * 7,356 29,498

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Rumble, Inc. * 4,603 $ 41,335
Satellogic, Inc. Class A * 796 2,882
Scholastic Corp. 1,787 37,491
Serve Robotics, Inc. * 276 3,157
Shenandoah Telecommunications Co. 3,889 53,124
Shutterstock, Inc. 1,692 32,080
Sinclair, Inc. 2,606 36,015
Sphere Entertainment Co. * 2,153 89,995
Spok Holdings, Inc. 1,433 25,335
Stitch Fix, Inc. Class A * 8,082 29,903
TechTarget, Inc. * 1,550 12,044
TEGNA, Inc. 12,961 217,226
Telephone & Data Systems, Inc. 7,682 273,326
TripAdvisor, Inc. * 4,700 61,335
TrueCar, Inc. * 7,576 14,394
Tucows, Inc. Class A * 170 3,351
Viasat, Inc. * 9,027 131,794
Vivid Seats, Inc. Class A * 1,731 2,925
WideOpenWest, Inc. * 4,380 17,783
Ziff Davis, Inc. * 3,373 102,101
2,980,799
Consumer, Cyclical - 12.0%
spacing
A-Mark Precious Metals, Inc. 1,452 32,205
Academy Sports & Outdoors, Inc. 5,148 230,682
Adient PLC * 6,612 128,670
Advance Auto Parts, Inc. 4,686 217,852
Allegiant Travel Co. * 1,002 55,060
AMC Entertainment Holdings, Inc. Class A * 33,910 105,121
American Axle & Manufacturing Holdings, Inc. * 9,806 40,008
American Eagle Outfitters, Inc. 12,469 119,952
American Outdoor Brands, Inc. * 248 2,592
America's Car-Mart, Inc. * 594 33,288
Arko Corp. 5,758 24,356
Asbury Automotive Group, Inc. * 1,553 370,453
Barnes & Noble Education, Inc. * 948 11,158
Bath & Body Works, Inc. 81,485 2,441,291
Beazer Homes USA, Inc. * 2,218 49,617
Biglari Holdings, Inc. Class B * 57 16,656
BJ's Restaurants, Inc. * 562 25,065
Blink Charging Co. †* 665 625
Bloomin' Brands, Inc. 3,313 28,525
BlueLinx Holdings, Inc. * 673 50,058
Boyd Gaming Corp. 45,444 3,555,084
BRP, Inc. 4,546 220,665
Brunswick Corp. 10,361 572,342
Caleres, Inc. 2,596 31,723
Capri Holdings Ltd. * 9,030 159,831
Carter's, Inc. 2,769 83,430
Century Communities, Inc. 15,734 886,139
Citi Trends, Inc. * 507 16,929
Clarus Corp. 2,411 8,366
Clean Energy Fuels Corp. * 13,284 25,904
CompX International, Inc. 71 1,886
Cooper-Standard Holdings, Inc. * 1,334 28,681
Cracker Barrel Old Country Store, Inc. 1,271 77,633
Crocs, Inc. * 15,067 1,525,986
Daktronics, Inc. * 2,860 43,243
Dana, Inc. 10,262 175,993
Denny's Corp. * 2,511 10,295
Designer Brands, Inc. Class A  3,296 7,844
Dine Brands Global, Inc. 1,071 26,057
Douglas Dynamics, Inc. 323 9,519
Dr. Martens PLC (United Kingdom)  710,423 731,859
a Shares Value
Dream Finders Homes, Inc. Class A * 1,564 $ 39,303
El Pollo Loco Holdings, Inc. * 2,328 25,631
Escalade, Inc. 812 11,352
Ethan Allen Interiors, Inc. 1,898 52,859
EVgo, Inc. * 8,597 31,379
EVI Industries, Inc. 112 2,445
Flexsteel Industries, Inc. 343 12,358
Foot Locker, Inc. * 6,702 164,199
Forestar Group, Inc. * 1,506 30,120
Fox Factory Holding Corp. * 3,236 83,942
Frontier Group Holdings, Inc. * 2,032 7,376
Full House Resorts, Inc. * 302 1,105
Funko, Inc. Class A * 2,844 13,537
G-III Apparel Group Ltd. * 3,148 70,515
Gap, Inc. 225,089 4,909,191
Garrett Motion, Inc. (Switzerland)  9,613 101,033
Genesco, Inc. * 573 11,282
Gentherm, Inc. * 2,303 65,152
Global Business Travel Group I * 1,716 10,811
GMS, Inc. * 1,597 173,674
Golden Entertainment, Inc. 1,610 47,382
Goodyear Tire & Rubber Co. * 20,918 216,920
Green Brick Partners, Inc. * 1,726 108,531
Group 1 Automotive, Inc. 573 250,235
GrowGeneration Corp. * 1,277 1,194
Hamilton Beach Brands Holding Co. Class A  723 12,934
Haverty Furniture Cos., Inc. 1,116 22,711
Hilton Grand Vacations, Inc. * 105,764 4,392,379
HNI Corp. 47,281 2,325,280
Holley, Inc. * 1,857 3,714
Hooker Furnishings Corp. 135 1,428
Hovnanian Enterprises, Inc. Class A * 417 43,597
Hudson Technologies, Inc. * 3,335 27,080
Hyliion Holdings Corp. * 12,337 16,285
indie Semiconductor, Inc. Class A * (China)  10,134 36,077
Interface, Inc. 4,169 87,257
International Game Technology PLC 8,658 136,883
J Jill, Inc. 351 5,139
Jack in the Box, Inc. 277 4,836
JAKKS Pacific, Inc. * 748 15,543
JetBlue Airways Corp. * 25,602 108,296
Johnson Outdoors, Inc. Class A  365 11,049
KB Home 5,216 276,292
Kohl's Corp. 8,199 69,528
Kontoor Brands, Inc. 796 52,512
Krispy Kreme, Inc. 4,737 13,785
La-Z-Boy, Inc. 40,473 1,504,381
Lakeland Industries, Inc. 476 6,478
LCI Industries 1,695 154,567
Leggett & Platt, Inc. 10,060 89,735
LGI Homes, Inc. * 1,660 85,523
Lionsgate Studios Corp. * 15,221 88,434
Lovesac Co. * 468 8,518
Luminar Technologies, Inc. * 1,918 5,505
M/I Homes, Inc. * 17,585 1,971,630
Malibu Boats, Inc. Class A * 1,476 46,258
Marcus Corp. 1,797 30,297
Marine Products Corp. 320 2,723
MarineMax, Inc. * 1,739 43,718
Marriott Vacations Worldwide Corp. 2,482 179,473
MasterCraft Boat Holdings, Inc. * 1,442 26,792
Mattel, Inc. * 326,666 6,441,854
Meritage Homes Corp. 32,193 2,155,965
Methode Electronics, Inc. 2,805 26,676

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Microvast Holdings, Inc. * 4,902 $ 17,794
Miller Industries, Inc. 860 38,236
MillerKnoll, Inc. 5,480 106,422
Motorcar Parts of America, Inc. * 1,024 11,469
Movado Group, Inc. 1,406 21,441
MRC Global, Inc. * 7,203 98,753
National Vision Holdings, Inc. * 6,032 138,796
Nu Skin Enterprises, Inc. Class A  3,930 31,401
ODP Corp. * 2,314 41,953
OneWater Marine, Inc. Class A * 1,042 13,952
OPENLANE, Inc. * 8,301 202,959
Oxford Industries, Inc. 1,110 44,678
Papa John's International, Inc. 2,302 112,660
PC Connection, Inc. 942 61,965
Peloton Interactive, Inc. Class A * 18,435 127,939
Petco Health & Wellness Co., Inc. * 6,529 18,477
Phinia, Inc. 3,094 137,652
Polaris, Inc. 4,160 169,104
Portillo's, Inc. Class A * 4,296 50,134
Purple Innovation, Inc. * 1,346 981
Pursuit Attractions & Hospitality, Inc. * 1,375 39,641
RCI Hospitality Holdings, Inc. 347 13,228
Red Rock Resorts, Inc. Class A  1,822 94,799
Reservoir Media, Inc. * 1,432 10,983
Resideo Technologies, Inc. * 11,602 255,940
Rocky Brands, Inc. 427 9,475
Rush Enterprises, Inc. Class A  2,087 107,501
Rush Enterprises, Inc. Class B  743 38,993
Sabre Corp. * 23,938 75,644
Sally Beauty Holdings, Inc. * 8,487 78,590
ScanSource, Inc. * 1,775 74,213
Shoe Carnival, Inc. 1,428 26,718
Shyft Group, Inc. 2,566 32,178
Signet Jewelers Ltd. (NYSE) 3,268 259,969
Six Flags Entertainment Corp. * 1,566 47,653
SkyWest, Inc. * 3,207 330,225
Sleep Number Corp. * 1,949 13,165
Solid Power, Inc. * 11,646 25,505
Sonic Automotive, Inc. Class A  749 59,868
Sonos, Inc. * 781 8,443
Standard Motor Products, Inc. 1,584 48,660
Starz Entertainment Corp. * 1,124 18,063
Steelcase, Inc. Class A  8,076 84,233
Steven Madden Ltd. 4,888 117,214
Strattec Security Corp. * 180 11,198
Sun Country Airlines Holdings, Inc. * 1,869 21,961
Superior Group of Cos., Inc. 1,002 10,321
Taylor Morrison Home Corp. * 51,095 3,138,255
Tile Shop Holdings, Inc. * 1,271 8,084
Tilly's, Inc. Class A †* 269 371
Titan International, Inc. * 4,060 41,696
Titan Machinery, Inc. * 1,742 34,509
Topgolf Callaway Brands Corp. * 11,215 90,281
Torrid Holdings, Inc. * 1,047 3,089
Traeger, Inc. * 2,704 4,624
Tri Pointe Homes, Inc. * 6,513 208,090
UniFirst Corp. 1,197 225,299
United Parks & Resorts, Inc. * 159 7,497
Urban Outfitters, Inc. * 3,240 235,030
Vera Bradley, Inc. * 183 404
Victoria's Secret & Co. * 3,928 72,747
Virco Mfg. Corp. 951 7,589
Visteon Corp. * 2,124 198,169
VSE Corp. 245 32,090
a Shares Value
Wabash National Corp. 3,722 $ 39,565
Webtoon Entertainment, Inc. * (South Korea)  1,255 11,395
Weyco Group, Inc. 472 15,652
Winmark Corp. 234 88,361
Winnebago Industries, Inc. 2,164 62,756
Xperi, Inc. * 3,688 29,172
Zumiez, Inc. * 1,355 17,967
47,089,140
Consumer, Non-Cyclical - 7.8%
spacing
10X Genomics, Inc. Class A * 5,983 69,283
4D Molecular Therapeutics, Inc. * 2,740 10,165
89bio, Inc. * 6,804 66,815
ABM Industries, Inc. 4,862 229,535
Absci Corp. * 2,005 5,153
Acacia Research Corp. * 2,592 9,279
ACCO Brands Corp. 7,279 26,059
Aclaris Therapeutics, Inc. * 4,034 5,728
Acrivon Therapeutics, Inc. * 250 298
Acumen Pharmaceuticals, Inc. * 259 300
Acuren Corp. * (Virgin Islands (British))  3,632 40,097
AdaptHealth Corp. * 7,090 66,859
Addus HomeCare Corp. * 764 88,005
Adverum Biotechnologies, Inc. * 184 396
Agenus, Inc. * 131 599
Agios Pharmaceuticals, Inc. * 4,502 149,737
Akebia Therapeutics, Inc. * 16,484 60,002
Aldeyra Therapeutics, Inc. * 2,528 9,682
Alector, Inc. * 3,032 4,245
Alico, Inc. 453 14,804
Alight, Inc. Class A * 34,548 195,542
Alkermes PLC * 3,221 92,153
Allogene Therapeutics, Inc. * 11,250 12,712
Alta Equipment Group, Inc. 651 4,114
Alto Neuroscience, Inc. * 141 310
Alumis, Inc. * 3,633 10,899
American Public Education, Inc. * 226 6,884
AMN Healthcare Services, Inc. * 2,893 59,798
Amneal Pharmaceuticals, Inc. * 2,326 18,817
Amphastar Pharmaceuticals, Inc. * 2,581 59,260
Amylyx Pharmaceuticals, Inc. * 778 4,987
Andersons, Inc. 2,480 91,140
AngioDynamics, Inc. * 2,663 26,417
Anika Therapeutics, Inc. * 864 9,141
Annexon, Inc. * 7,564 18,154
Applied Therapeutics, Inc. * 1,295 403
Aquestive Therapeutics, Inc. * 4,738 15,683
Arbutus Biopharma Corp. * 851 2,630
Arcturus Therapeutics Holdings, Inc. * 1,147 14,922
Arcus Biosciences, Inc. * 1,397 11,372
Ardent Health, Inc. * 1,347 18,400
Artiva Biotherapeutics, Inc. * (South Korea)  205 310
Artivion, Inc. * 538 16,732
Arvinas, Inc. * 4,490 33,046
Astria Therapeutics, Inc. * 2,804 15,029
Atea Pharmaceuticals, Inc. * 5,471 19,696
Aura Biosciences, Inc. * 3,522 22,048
Avanos Medical, Inc. * 3,639 44,541
Aveanna Healthcare Holdings, Inc. * 1,571 8,216
Avidity Biosciences, Inc. * 745 21,158
Azenta, Inc. * 2,785 85,722
B&G Foods, Inc. 6,064 25,651
Babcock International Group PLC (United
Kingdom)  197,267 3,106,939

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Beta Bionics, Inc. * 374 $ 5,445
Beyond Meat, Inc. * 4,515 15,757
Bicara Therapeutics, Inc. * 2,412 22,407
BioAge Labs, Inc. * 1,312 5,419
Biote Corp. Class A * 720 2,894
Blade Air Mobility, Inc. * 4,504 18,151
BrightView Holdings, Inc. * 4,845 80,669
Brookdale Senior Living, Inc. * 2,189 15,235
C4 Therapeutics, Inc. * 414 592
Calavo Growers, Inc. 348 9,253
Cardiff Oncology, Inc. * 3,272 10,307
Cargo Therapeutics, Inc. * 3,368 13,876
Caribou Biosciences, Inc. * 737 929
Cartesian Therapeutics, Inc. * 330 3,429
Cass Information Systems, Inc. 206 8,951
Castle Biosciences, Inc. * 2,152 43,944
Celcuity, Inc. * 125 1,669
Celldex Therapeutics, Inc. * 5,077 103,317
Central Garden & Pet Co. * 969 34,089
Central Garden & Pet Co. Class A * 3,522 110,203
Century Therapeutics, Inc. * 906 506
Chegg, Inc. * 591 715
Cibus, Inc. * 419 578
Cidara Therapeutics, Inc. * 1,319 64,248
Cimpress PLC * (Ireland)  889 41,783
Climb Bio, Inc. * 306 379
Cogent Biosciences, Inc. * 571 4,100
Coherus Oncology, Inc. * 8,784 6,424
Community Health Systems, Inc. * 5,139 17,473
Compass Therapeutics, Inc. * 5,712 14,851
CompoSecure, Inc. Class A * 333 4,692
Concentra Group Holdings Parent, Inc. 943 19,398
CONMED Corp. 2,406 125,304
Corbus Pharmaceuticals Holdings, Inc. * 148 1,021
CoreCivic, Inc. * 7,226 152,252
CRISPR Therapeutics AG * (Switzerland)  4,910 238,822
Cross Country Healthcare, Inc. * 2,571 33,552
Cullinan Therapeutics, Inc. * 3,733 28,109
Custom Truck One Source, Inc. * 3,792 18,732
Cytek Biosciences, Inc. * 9,421 32,031
Cytokinetics, Inc. * 8,187 270,498
Day One Biopharmaceuticals, Inc. * 5,081 33,027
Deluxe Corp. 3,595 57,196
Denali Therapeutics, Inc. * 9,707 135,801
Design Therapeutics, Inc. * 2,797 9,426
Dianthus Therapeutics, Inc. * 1,787 33,292
Distribution Solutions Group, Inc. * 78 2,143
DocGo, Inc. * 7,444 11,687
Dole PLC 5,907 82,639
Dyne Therapeutics, Inc. * 5,008 47,676
Edgewell Personal Care Co. 3,752 87,834
Editas Medicine, Inc. * 7,383 16,243
Eledon Pharmaceuticals, Inc. * 2,951 7,997
Elevation Oncology, Inc. * 829 304
Embecta Corp. 4,346 42,113
Emergent BioSolutions, Inc. * 3,444 21,973
Enanta Pharmaceuticals, Inc. * 1,749 13,222
Enhabit, Inc. * 3,783 36,468
Ennis, Inc. 2,117 38,402
Enovis Corp. * 4,416 138,486
Entrada Therapeutics, Inc. * 2,234 15,012
Envista Holdings Corp. * 427,460 8,352,568
Erasca, Inc. * 14,121 17,934
Esperion Therapeutics, Inc. †* 12,124 11,935
a Shares Value
EyePoint Pharmaceuticals, Inc. * 4,535 $ 42,674
Fate Therapeutics, Inc. * 9,212 10,317
Fennec Pharmaceuticals, Inc. * (Canada)  1,514 12,566
First Advantage Corp. * 1,914 31,792
Flywire Corp. * 900 10,530
Foghorn Therapeutics, Inc. * 890 4,183
Forrester Research, Inc. * 1,069 10,583
Fortrea Holdings, Inc. * 6,787 33,528
Franklin Covey Co. * 125 2,853
Fresh Del Monte Produce, Inc. 2,697 87,437
Fulcrum Therapeutics, Inc. * 3,578 24,617
Fulgent Genetics, Inc. * 1,683 33,458
Generation Bio Co. * 1,749 560
Ginkgo Bioworks Holdings, Inc. * 2,360 26,550
Graham Holdings Co. Class B  256 242,220
GRAIL, Inc. * 2,209 113,587
Green Dot Corp. Class A * 4,415 47,594
Grocery Outlet Holding Corp. * 7,320 90,914
Hackett Group, Inc. 168 4,271
Hain Celestial Group, Inc. * 7,820 11,886
Harvard Bioscience, Inc. * 648 288
Healthcare Services Group, Inc. * 3,341 50,215
Heidrick & Struggles International, Inc. 1,639 75,001
Helen of Troy Ltd. * 1,861 52,815
Herbalife Ltd. * 2,451 21,128
Heron Therapeutics, Inc. * 10,644 22,033
HF Foods Group, Inc. * 3,192 10,151
Honest Co., Inc. * 3,747 19,072
Humacyte, Inc. * 6,656 13,911
ICF International, Inc. 1,385 117,323
ICU Medical, Inc. * 552 72,947
Ideaya Biosciences, Inc. * 6,448 135,537
ImmunityBio, Inc. * 3,045 8,039
Indivior PLC * (United Kingdom)  1,130 16,656
Information Services Group, Inc. 3,184 15,283
Ingles Markets, Inc. Class A  1,168 74,028
Inhibikase Therapeutics, Inc. * 1,545 3,013
Inhibrx Biosciences, Inc. * 557 7,948
Inmode Ltd. * 245 3,538
Innovage Holding Corp. * 857 3,162
Innoviva, Inc. * 828 16,635
Inogen, Inc. * 2,157 15,164
Integra LifeSciences Holdings Corp. * 5,461 67,006
Intellia Therapeutics, Inc. * 8,215 77,057
Invivyd, Inc. * 1,966 1,406
Iovance Biotherapeutics, Inc. * 19,113 32,874
Ironwood Pharmaceuticals, Inc. * 8,200 5,881
iTeos Therapeutics, Inc. * 2,329 23,220
Jade Biosciences, Inc. 1,631 16,294
Janux Therapeutics, Inc. * 2,062 47,632
John B Sanfilippo & Son, Inc. 134 8,474
John Wiley & Sons, Inc. Class A  227 10,131
Kelly Services, Inc. Class A  2,805 32,847
Keros Therapeutics, Inc. * 2,608 34,817
Kforce, Inc. 140 5,758
Kodiak Sciences, Inc. * 3,032 11,309
Korn Ferry 2,378 174,379
Korro Bio, Inc. * 636 7,944
Kura Oncology, Inc. * 5,956 34,366
Larimar Therapeutics, Inc. * 2,508 7,248
Laureate Education, Inc. * 6,118 143,039
Lexeo Therapeutics, Inc. * 1,316 5,290
Lifecore Biomedical, Inc. * 1,270 10,312
LifeStance Health Group, Inc. * 5,907 30,539

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Ligand Pharmaceuticals, Inc. * 1,369 $ 155,628
Limoneira Co. 1,427 22,333
LivaNova PLC * 4,277 192,551
MacroGenics, Inc. * 253 306
Maravai LifeSciences Holdings, Inc. Class A * 8,349 20,121
MarketWise, Inc. 264 5,225
Marqeta, Inc. Class A * 15,850 92,405
Matthews International Corp. Class A  2,289 54,730
MaxCyte, Inc. * 9,383 20,455
Maze Therapeutics, Inc. * 604 7,411
MBX Biosciences, Inc. * 1,016 11,593
Medifast, Inc. * 1,021 14,345
MeiraGTx Holdings PLC * 1,321 8,613
Mercurity Fintech Holding, Inc. * (China)  895 3,446
Merit Medical Systems, Inc. * 279 26,081
Mersana Therapeutics, Inc. * 1,778 526
Metagenomi, Inc. * 206 305
Metsera, Inc. * 614 17,468
MGP Ingredients, Inc. 1,051 31,498
Mind Medicine MindMed, Inc. * 3,754 24,363
Mission Produce, Inc. * 3,432 40,223
Mister Car Wash, Inc. * 1,209 7,266
ModivCare, Inc. * 99 309
Monro, Inc. 2,291 34,159
Monte Rosa Therapeutics, Inc. * 3,648 16,452
Myriad Genetics, Inc. * 7,363 39,098
Nano-X Imaging Ltd. * (Israel)  3,509 18,142
National HealthCare Corp. 1,013 108,401
Nature's Sunshine Products, Inc. * 726 10,738
Nautilus Biotechnology, Inc. SPAC * 860 623
Nektar Therapeutics * 78 2,016
Neogen Corp. * 17,699 84,601
NeoGenomics, Inc. * 9,294 67,939
Neurogene, Inc. * 697 10,420
Nkarta, Inc. * 4,700 7,802
Novavax, Inc. * 2,654 16,720
Nurix Therapeutics, Inc. * 5,768 65,698
Nuvation Bio, Inc. * 17,500 34,125
Olaplex Holdings, Inc. * 12,243 17,140
Olema Pharmaceuticals, Inc. * 4,440 18,914
Omeros Corp. * 3,267 9,801
OmniAb, Inc. * 7,114 12,378
Omnicell, Inc. * 3,666 107,780
OPKO Health, Inc. * 27,015 35,660
OraSure Technologies, Inc. * 5,938 17,814
ORIC Pharmaceuticals, Inc. * 2,921 29,648
Orthofix Medical, Inc. * 2,702 30,127
OrthoPediatrics Corp. * 1,446 31,060
Oruka Therapeutics, Inc. 1,623 18,194
Outlook Therapeutics, Inc. * 188 301
Owens & Minor, Inc. * 5,756 52,380
Pacific Biosciences of California, Inc. †* 21,641 26,835
Pacira BioSciences, Inc. * 3,242 77,484
PACS Group, Inc. * 227 2,933
Paysafe Ltd. * 2,621 33,077
Pediatrix Medical Group, Inc. * 6,739 96,705
Perdoceo Education Corp. 4,913 160,606
Performant Healthcare, Inc. * 2,009 8,036
Personalis, Inc. * 2,627 17,233
Perspective Therapeutics, Inc. * 3,909 13,447
Phathom Pharmaceuticals, Inc. †* 2,718 26,066
Pliant Therapeutics, Inc. * 1,306 1,515
Praxis Precision Medicines, Inc. * 1,243 52,268
Precigen, Inc. * 5,507 7,820
a Shares Value
Prelude Therapeutics, Inc. * 383 $ 310
Premier, Inc. Class A  6,880 150,878
Prestige Consumer Healthcare, Inc. * 3,200 255,520
Prime Medicine, Inc. * 3,387 8,366
PROG Holdings, Inc. 3,149 92,423
ProKidney Corp. * 449 266
Protara Therapeutics, Inc. * 1,569 4,754
Prothena Corp. PLC * (Ireland)  2,788 16,923
PTC Therapeutics, Inc. * 1,158 56,557
Puma Biotechnology, Inc. * 2,661 9,127
Pyxis Oncology, Inc. * 435 479
Q32 Bio, Inc. * 207 308
Quad/Graphics, Inc. 1,347 7,611
Quanex Building Products Corp. 3,812 72,047
Quanterix Corp. * 3,217 21,393
Quantum-Si, Inc. * 10,846 21,258
QuidelOrtho Corp. * 2,991 86,201
Quipt Home Medical Corp. * 344 616
RadNet, Inc. * 938 53,382
Rapport Therapeutics, Inc. * 1,144 13,007
REGENXBIO, Inc. * 3,757 30,845
Relay Therapeutics, Inc. * 10,642 36,821
Repay Holdings Corp. * 7,102 34,232
Replimune Group, Inc. * 5,336 49,571
Resources Connection, Inc. 2,866 15,390
Revolution Medicines, Inc. * 207 7,616
Rezolute, Inc. * 678 3,024
Rocket Pharmaceuticals, Inc. * 5,350 13,107
Sage Therapeutics, Inc. * 4,402 40,146
Sana Biotechnology, Inc. * 8,527 23,279
Scholar Rock Holding Corp. * 549 19,446
Select Medical Holdings Corp. 8,315 126,222
Semler Scientific, Inc. * 538 20,842
Seneca Foods Corp. Class A * 376 38,138
Septerna, Inc. * 1,572 16,616
Sezzle, Inc. * 106 19,000
Shattuck Labs, Inc. * 465 368
SIGA Technologies, Inc. 1,131 7,374
Simply Good Foods Co. * 2,479 78,312
Skye Bioscience, Inc. * 206 861
Solid Biosciences, Inc. * 4,769 23,225
Sonida Senior Living, Inc. * 192 4,790
SpartanNash Co. 2,504 66,331
Spectrum Brands Holdings, Inc. 1,967 104,251
Spyre Therapeutics, Inc. * 1,628 24,371
STAAR Surgical Co. * 623 10,454
Strategic Education, Inc. 1,872 159,363
Supernus Pharmaceuticals, Inc. * 3,844 121,163
Surgery Partners, Inc. * 6,056 134,625
Sutro Biopharma, Inc. * 747 533
Syndax Pharmaceuticals, Inc. * 483 4,523
Tactile Systems Technology, Inc. * 1,867 18,931
Tango Therapeutics, Inc. * 5,423 27,766
Target Hospitality Corp. * 2,239 15,942
Tectonic Therapeutic, Inc. * 547 10,869
Tejon Ranch Co. * 1,730 29,341
Teladoc Health, Inc. * 11,758 102,412
Telomir Pharmaceuticals, Inc. * 197 246
Tenaya Therapeutics, Inc. * 1,155 706
Terns Pharmaceuticals, Inc. * 5,115 19,079
Theravance Biopharma, Inc. * 1,309 14,438
Third Harmonic Bio, Inc. * 1,922 10,436
Tonix Pharmaceuticals Holding Corp. * 417 15,004
Tourmaline Bio, Inc. * 1,871 29,917

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Transcat, Inc. * 330 $ 28,367
Travere Therapeutics, Inc. * 690 10,212
TreeHouse Foods, Inc. * 3,977 77,233
TrueBlue, Inc. * 2,706 17,535
TScan Therapeutics, Inc. * 215 312
Turning Point Brands, Inc. 141 10,684
Tvardi Therapeutics, Inc. * 124 2,893
Tyra Biosciences, Inc. * 1,628 15,580
U.S. Physical Therapy, Inc. 374 29,247
United Natural Foods, Inc. * 4,681 109,114
Universal Corp. 1,855 108,035
Upbound Group, Inc. 2,442 61,294
Upstream Bio, Inc. * 2,468 27,099
UroGen Pharma Ltd. * 612 8,384
USANA Health Sciences, Inc. * 859 26,225
Utah Medical Products, Inc. 182 10,359
Utz Brands, Inc. 4,921 61,759
Vanda Pharmaceuticals, Inc. * 4,033 19,036
Varex Imaging Corp. * 3,441 29,833
Vaxcyte, Inc. * 9,859 320,516
Ventyx Biosciences, Inc. * 542 1,160
Verastem, Inc. * 1,451 6,022
Verve Therapeutics, Inc. * 5,586 62,731
Vestis Corp. 8,770 50,252
Village Super Market, Inc. Class A  645 24,833
Vir Biotechnology, Inc. * 7,516 37,881
Viridian Therapeutics, Inc. * 1,348 18,845
Voyager Therapeutics, Inc. * 4,104 12,763
Waldencast PLC Class A * 1,968 4,822
WaVe Life Sciences Ltd. * 1,234 8,021
Weis Markets, Inc. 1,301 94,309
Werewolf Therapeutics, Inc. * 550 600
Willdan Group, Inc. * 372 23,254
WillScot Holdings Corp. * 237,729 6,513,775
WK Kellogg Co. 246 3,921
XBiotech, Inc. * 182 541
Xencor, Inc. * 5,395 42,405
XOMA Royalty Corp. * 203 5,116
Zenas Biopharma, Inc. * 1,001 9,700
Zentalis Pharmaceuticals, Inc. * 782 907
Zimvie, Inc. * 2,424 22,664
30,608,027
Energy - 3.1%
spacing
Aemetis, Inc. †* 126 312
Alpha Metallurgical Resources, Inc. * 644 72,437
Array Technologies, Inc. * 9,105 53,719
Atlas Energy Solutions, Inc. 1,613 21,566
Berry Corp. 5,034 13,944
BKV Corp. * (Thailand)  1,160 27,979
Borr Drilling Ltd. †* (Mexico)  19,803 36,239
Bristow Group, Inc. * 2,175 71,710
California Resources Corp. 5,293 241,731
ChampionX Corp. 1,836 45,606
CNX Resources Corp. * 11,225 378,058
Complete Solaria, Inc. * 1,633 3,005
Comstock Resources, Inc. * 1,850 51,190
Core Laboratories, Inc. 3,236 37,279
Core Natural Resources, Inc. 2,805 195,621
Crescent Energy Co. Class A  13,463 115,782
Diversified Energy Co. PLC ~ 4,134 60,646
DMC Global, Inc. * 1,309 10,551
DNOW, Inc. * 8,419 124,854
Energy Vault Holdings, Inc. * 625 448
a Shares Value
Evolution Petroleum Corp. 1,368 $ 6,430
Excelerate Energy, Inc. Class A  1,696 49,727
Expro Group Holdings NV * 7,872 67,620
Flotek Industries, Inc. * 630 9,299
Flowco Holdings, Inc. Class A  1,081 19,253
Fluence Energy, Inc. * 1,004 6,737
Forum Energy Technologies, Inc. * 904 17,601
FutureFuel Corp. 2,340 9,079
Geospace Technologies Corp. * 246 3,508
Gevo, Inc. * 13,543 17,877
Golar LNG Ltd. (Cameroon)  7,813 321,817
Granite Ridge Resources, Inc. 4,106 26,155
Green Plains, Inc. * 5,626 33,925
Hallador Energy Co. * 328 5,192
Helix Energy Solutions Group, Inc. * 9,855 61,495
Helmerich & Payne, Inc. 7,622 115,550
HighPeak Energy, Inc. † 1,157 11,339
Hunting PLC (United Kingdom)  332,912 1,376,312
Infinity Natural Resources, Inc. Class A * 815 14,923
Innovex International, Inc. * 2,940 45,923
Kinetik Holdings, Inc. 1,172 51,627
Kolibri Global Energy, Inc. * (Canada)  1,272 8,713
Kosmos Energy Ltd. * (Ghana)  33,740 58,033
Liberty Energy, Inc. 143,916 1,652,156
Magnolia Oil & Gas Corp. Class A  10,666 239,772
Mammoth Energy Services, Inc. * 2,249 6,297
Matrix Service Co. * 2,339 31,600
Montauk Renewables, Inc. * 2,052 4,555
Murphy Oil Corp. 11,070 249,075
Nabors Industries Ltd. * 1,002 28,076
NACCO Industries, Inc. Class A  289 12,806
National Energy Services Reunited Corp. * 2,787 16,778
Natural Gas Services Group, Inc. * 742 19,151
New Fortress Energy, Inc. 12,645 41,981
Noble Corp. PLC 9,649 256,181
Northern Oil & Gas, Inc. 7,226 204,857
NPK International, Inc. * 6,761 57,536
Oceaneering International, Inc. * 361 7,480
Oil States International, Inc. * 4,827 25,873
Par Pacific Holdings, Inc. * 3,048 80,863
Patterson-UTI Energy, Inc. 30,582 181,351
PBF Energy, Inc. Class A  6,760 146,489
Peabody Energy Corp. 9,876 132,536
Plug Power, Inc. †* 69,678 103,820
Prairie Operating Co. * 1,243 3,723
PrimeEnergy Resources Corp. * 55 8,051
ProFrac Holding Corp. Class A †* 1,267 9,832
ProPetro Holding Corp. * 7,203 43,002
Ranger Energy Services, Inc. Class A  1,411 16,847
REX American Resources Corp. * 894 43,547
Riley Exploration Permian, Inc. 877 23,004
RPC, Inc. 7,597 35,934
SandRidge Energy, Inc. 2,759 29,852
SEACOR Marine Holdings, Inc. * 1,953 9,960
Seadrill Ltd. * (Norway)  3,289 86,336
Select Water Solutions, Inc. 153,328 1,324,754
Shoals Technologies Group, Inc. Class A * 10,695 45,454
Sitio Royalties Corp. Class A  6,186 113,699
SM Energy Co. 8,888 219,622
SolarMax Technology, Inc. * 284 310
Stem, Inc. * 96 598
Summit Midstream Corp. * 509 12,486
SunCoke Energy, Inc. 6,878 59,082
Sunrun, Inc. * 16,986 138,945

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
T1 Energy, Inc. * (Norway)  9,868 $ 12,138
Talos Energy, Inc. * 11,258 95,468
TechnipFMC PLC (United Kingdom)  6,223 214,320
TETRA Technologies, Inc. * 7,379 24,793
Tidewater, Inc. * 195 8,995
Transocean Ltd. * 59,738 154,721
VAALCO Energy, Inc. 8,355 30,162
Valaris Ltd. * 4,907 206,634
Vital Energy, Inc. * 2,359 37,956
Vitesse Energy, Inc. 1,990 43,959
W&T Offshore, Inc. 5,199 8,578
Warrior Met Coal, Inc. 4,151 190,240
Whitecap Resources, Inc. †(Canada)  229,896 1,544,739
12,197,786
Financial - 37.0%
spacing
1st Source Corp. 1,556 96,581
Acadia Realty Trust REIT 9,999 185,681
ACNB Corp. 753 32,259
Advanced Flower Capital, Inc. REIT 1,877 8,409
AG Mortgage Investment Trust, Inc. REIT 2,387 18,022
Alerus Financial Corp. 1,735 37,545
Alexander & Baldwin, Inc. REIT 124,887 2,226,735
Alpine Income Property Trust, Inc. REIT 958 14,092
AlTi Global, Inc. * 3,203 13,292
Amalgamated Financial Corp. 1,507 47,018
Ambac Financial Group, Inc. * 3,746 26,597
Amerant Bancorp, Inc. 2,497 45,520
American Assets Trust, Inc. REIT 3,546 70,033
American Coastal Insurance Corp. * 1,354 15,056
American Healthcare REIT, Inc. 8,127 298,586
American Realty Investors, Inc. * 268 3,784
Ameris Bancorp 4,881 315,801
AMERISAFE, Inc. 929 40,625
Ames National Corp. 627 11,167
Angel Oak Mortgage REIT, Inc. 643 6,057
Anywhere Real Estate, Inc. * 7,877 28,515
Apartment Investment & Management Co.
Class A REIT * 5,827 50,404
Apollo Commercial Real Estate Finance, Inc.
REIT 7,719 74,720
Apple Hospitality REIT, Inc. 18,900 220,563
Arbor Realty Trust, Inc. REIT † 15,203 162,672
ARES Commercial Real Estate Corp. REIT 4,035 19,247
Armada Hoffler Properties, Inc. REIT 6,341 43,563
ARMOUR Residential REIT, Inc. 5,772 97,027
Arrow Financial Corp. 1,376 36,354
Artisan Partners Asset Management, Inc. Class A  1,951 86,488
Associated Banc-Corp. 12,533 305,680
Atlantic Union Bankshares Corp. 165,535 5,177,935
Atlanticus Holdings Corp. * 440 24,090
Axos Financial, Inc. * 3,595 273,364
Bakkt Holdings, Inc. * 164 2,288
Banc of California, Inc. 9,911 139,250
BancFirst Corp. 330 40,795
Banco Latinoamericano de Comercio Exterior SA
(Panama)  2,331 93,939
Bank First Corp. 710 83,531
Bank of Hawaii Corp. 739 49,905
Bank of Marin Bancorp 1,315 30,035
Bank of NT Butterfield & Son Ltd. (Bermuda)  3,281 145,283
Bank7 Corp. 391 16,356
BankUnited, Inc. 5,223 185,887
Bankwell Financial Group, Inc. 524 18,880
a Shares Value
Banner Corp. 2,820 $ 180,903
Bar Harbor Bankshares 1,251 37,480
BayCom Corp. 847 23,470
BCB Bancorp, Inc. 1,463 12,318
Berkshire Hills Bancorp, Inc. 2,448 61,298
Better Home & Finance Holding Co. * 233 2,887
Bit Digital, Inc. * 13,864 30,362
Blackstone Mortgage Trust, Inc. Class A REIT 13,319 256,391
Blue Foundry Bancorp * 1,006 9,627
Blue Ridge Bankshares, Inc. * 1,064 3,820
Braemar Hotels & Resorts, Inc. REIT 5,887 14,423
Brandywine Realty Trust REIT 13,436 57,640
Bread Financial Holdings, Inc. 80,378 4,591,191
Bridgewater Bancshares, Inc. * 1,581 25,154
BrightSpire Capital, Inc. REIT 10,170 51,358
Broadstone Net Lease, Inc. REIT 15,128 242,804
Brookfield Business Corp. Class A (Canada)  1,593 49,702
Brookline Bancorp, Inc. 7,832 82,628
BRT Apartments Corp. REIT 1,010 15,796
Burford Capital Ltd. 6,488 92,519
Burke & Herbert Financial Services Corp. 1,121 66,957
Business First Bancshares, Inc. 2,068 50,976
Byline Bancorp, Inc. 2,424 64,793
Cadence Bank 14,528 464,605
California BanCorp * 1,956 30,827
Camden National Corp. 43,679 1,772,494
Cannae Holdings, Inc. 4,551 94,888
Capital Bancorp, Inc. 776 26,058
Capital City Bank Group, Inc. 1,233 48,519
Capitol Federal Financial, Inc. 9,886 60,305
CareTrust REIT, Inc. 13,577 415,456
Carter Bankshares, Inc. * 1,935 33,553
Cathay General Bancorp 5,552 252,783
CBL & Associates Properties, Inc. REIT 382 9,699
Centerspace REIT 1,303 78,428
Central Pacific Financial Corp. 2,113 59,227
Chatham Lodging Trust REIT 3,897 27,162
Chemung Financial Corp. 304 14,735
Chicago Atlantic Real Estate Finance, Inc. REIT 1,450 20,242
Chimera Investment Corp. REIT 6,075 84,260
ChoiceOne Financial Services, Inc. 673 19,315
Cipher Mining, Inc. * 20,455 97,775
Citizens & Northern Corp. 1,374 26,024
Citizens Financial Services, Inc. 353 20,728
Citizens, Inc. * 1,782 6,219
City Holding Co. 609 74,554
City Office REIT, Inc. 2,972 15,870
Civista Bancshares, Inc. 1,345 31,204
Claros Mortgage Trust, Inc. REIT 6,661 18,984
Cleanspark, Inc. * 21,774 240,167
CNB Financial Corp. 1,864 42,611
CNO Financial Group, Inc. 209,903 8,098,058
Cohen & Steers, Inc. 193 14,543
Colony Bankcorp, Inc. 1,374 22,630
Columbia Banking System, Inc. 323,929 7,573,460
Columbia Financial, Inc. * 1,974 28,643
Community Financial System, Inc. 3,556 202,230
Community Healthcare Trust, Inc. REIT 2,117 35,206
Community Trust Bancorp, Inc. 1,376 72,818
Community West Bancshares 1,280 24,973
Compass Diversified Holdings 5,496 34,515
ConnectOne Bancorp, Inc. 3,360 77,818
Consumer Portfolio Services, Inc. * 666 6,547
COPT Defense Properties REIT 8,666 239,008

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Core Scientific, Inc. * 3,575 $ 61,025
CTO Realty Growth, Inc. REIT 1,950 33,657
Curbline Properties Corp. REIT * 7,643 174,490
Cushman & Wakefield PLC * 11,479 127,073
Customers Bancorp, Inc. * 2,153 126,467
CVB Financial Corp. 9,674 191,448
Diamond Hill Investment Group, Inc. 64 9,300
DiamondRock Hospitality Co. REIT 10,023 76,776
Dime Community Bancshares, Inc. 2,893 77,937
Diversified Healthcare Trust REIT 17,258 61,784
Donegal Group, Inc. Class A  1,369 27,414
Douglas Elliman, Inc. * 3,714 8,616
Douglas Emmett, Inc. REIT 12,834 193,023
Dynex Capital, Inc. REIT 6,292 76,888
Eagle Bancorp, Inc. 2,028 39,505
Easterly Government Properties, Inc. REIT 3,041 67,510
Eastern Bankshares, Inc. 14,495 221,339
eHealth, Inc. * 1,520 6,612
Ellington Financial, Inc. REIT 6,757 87,773
Elme Communities REIT 7,093 112,779
Empire State Realty Trust, Inc. Class A REIT 11,669 94,402
Employers Holdings, Inc. 1,899 89,595
Enact Holdings, Inc. 2,493 92,615
Encore Capital Group, Inc. * 1,792 69,368
Enstar Group Ltd. * 933 313,824
Enterprise Bancorp, Inc. 844 33,456
Enterprise Financial Services Corp. 3,031 167,008
Equity Bancshares, Inc. Class A  1,420 57,936
ESSA Bancorp, Inc. 610 11,834
Essent Group Ltd. 7,794 473,330
Essential Properties Realty Trust, Inc. REIT 15,182 484,458
F&G Annuities & Life, Inc. 1,570 50,209
Farmers & Merchants Bancorp, Inc. 1,046 26,443
Farmers National Banc Corp. 3,010 41,508
Farmland Partners, Inc. REIT 3,641 41,908
FB Bancorp, Inc. * 481 5,411
FB Financial Corp. 2,373 107,497
Federal Agricultural Mortgage Corp. Class C  52 10,103
Fidelis Insurance Holdings Ltd. (United Kingdom)  4,456 73,880
Fidelity D&D Bancorp, Inc. 438 20,148
Finance of America Cos., Inc. Class A * 223 5,200
Financial Institutions, Inc. 1,508 38,725
First BanCorp 6,143 127,959
First Bancorp, Inc. 1,040 26,426
First Bancorp/Southern Pines NC 115,183 5,078,418
First Bank 1,676 25,928
First Busey Corp. 6,404 146,556
First Business Financial Services, Inc. 659 33,385
First Commonwealth Financial Corp. 197,719 3,208,979
First Community Bankshares, Inc. 1,472 57,658
First Financial Bancorp 7,901 191,678
First Financial Corp. 1,003 54,353
First Foundation, Inc. * 3,987 20,334
First Internet Bancorp 493 13,262
First Interstate BancSystem, Inc. Class A  277,436 7,995,705
First Merchants Corp. 4,665 178,669
First Mid Bancshares, Inc. 1,984 74,380
First Western Financial, Inc. * 404 9,114
Firstsun Capital Bancorp * 617 21,441
Five Star Bancorp 1,285 36,674
Flagstar Financial, Inc. 23,647 250,658
Flushing Financial Corp. 2,612 31,031
Forge Global Holdings, Inc. * 764 14,547
Four Corners Property Trust, Inc. REIT 7,202 193,806
a Shares Value
Franklin BSP Realty Trust, Inc. REIT 6,640 $ 70,982
Franklin Financial Services Corp. 83 2,874
Franklin Street Properties Corp. REIT 7,443 12,206
FrontView REIT, Inc. 1,285 15,420
FRP Holdings, Inc. * 1,061 28,530
FS Bancorp, Inc. 525 20,674
Fulton Financial Corp. 14,265 257,341
FVCBankcorp, Inc. * 1,330 15,694
GBank Financial Holdings, Inc. * 385 13,633
GCM Grosvenor, Inc. Class A  605 6,994
Genworth Financial, Inc. * 34,425 267,826
German American Bancorp, Inc. 88,956 3,425,696
Getty Realty Corp. REIT 3,958 109,399
Glacier Bancorp, Inc. 7,416 319,481
Gladstone Commercial Corp. REIT 2,776 39,780
Gladstone Land Corp. REIT 2,508 25,506
Global Medical REIT, Inc. 5,160 35,759
Global Net Lease, Inc. REIT 16,005 120,838
GoHealth, Inc. Class A * 476 2,642
Goosehead Insurance, Inc. Class A  368 38,828
Great Southern Bancorp, Inc. 710 41,734
Greenlight Capital Re Ltd. Class A * 2,143 30,795
Guaranty Bancshares, Inc. 648 27,501
HA Sustainable Infrastructure Capital, Inc. 9,627 258,581
Hamilton Insurance Group Ltd. Class B *
(Bermuda)  3,584 77,486
Hancock Whitney Corp. 6,849 393,133
Hanmi Financial Corp. 2,454 60,565
Hanover Insurance Group, Inc. 45,497 7,728,575
HarborOne Bancorp, Inc. 2,928 34,199
HBT Financial, Inc. 1,235 31,134
Heritage Commerce Corp. 5,016 49,809
Heritage Financial Corp. 2,683 63,963
Heritage Insurance Holdings, Inc. * 479 11,946
Hilltop Holdings, Inc. 3,282 99,609
Hingham Institution For Savings 144 35,762
Hippo Holdings, Inc. * 731 20,417
Home Bancorp, Inc. 630 32,621
Home BancShares, Inc. 14,882 423,542
HomeStreet, Inc. * 1,414 18,481
HomeTrust Bancshares, Inc. 1,295 48,446
Hope Bancorp, Inc. 9,956 106,828
Horace Mann Educators Corp. 187,464 8,055,328
Horizon Bancorp, Inc. 3,576 54,999
Hudson Pacific Properties, Inc. REIT * 25,223 69,111
Hut 8 Corp. †* (Canada)  7,405 137,733
Independence Realty Trust, Inc. REIT 18,321 324,098
Independent Bank Corp. (IBCP US) 1,801 58,371
Independent Bank Corp. (INDB US) 3,268 205,508
Industrial Logistics Properties Trust REIT 5,563 25,312
Innovative Industrial Properties, Inc. REIT 2,198 121,374
International Bancshares Corp. 4,164 277,156
InvenTrust Properties Corp. REIT 5,959 163,277
Invesco Mortgage Capital, Inc. REIT 5,586 43,794
Investar Holding Corp. 759 14,664
Investors Title Co. 106 22,398
Jackson Financial, Inc. Class A  4,527 401,952
James River Group Holdings Ltd. 2,917 17,094
JBG SMITH Properties REIT 5,923 102,468
John Marshall Bancorp, Inc. 990 18,345
Kearny Financial Corp. 3,723 24,051
Kennedy-Wilson Holdings, Inc. 9,261 62,975
Kestrel Group Ltd. * (Bermuda)  310 8,221
Kite Realty Group Trust REIT 110,847 2,510,685

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
KKR Real Estate Finance Trust, Inc. REIT 3,390 $ 29,730
Ladder Capital Corp. REIT 10,034 107,865
Lakeland Financial Corp. 1,295 79,578
LCNB Corp. 1,006 14,617
Legacy Housing Corp. * 875 19,827
LendingClub Corp. * 8,996 108,222
LendingTree, Inc. * 79 2,929
LINKBANCORP, Inc. 1,943 14,203
Live Oak Bancshares, Inc. 1,408 41,958
loanDepot, Inc. Class A * 2,940 3,734
LTC Properties, Inc. REIT 3,430 118,712
LXP Industrial Trust REIT 23,953 197,852
Macerich Co. REIT 20,086 324,991
MARA Holdings, Inc. * 27,276 427,688
Marcus & Millichap, Inc. 1,856 56,998
Marex Group PLC (United Kingdom)  730 28,813
Maui Land & Pineapple Co., Inc. * 66 1,201
MBIA, Inc. * 4,055 17,599
McGrath RentCorp 50,199 5,821,076
Medallion Financial Corp. 1,516 14,447
Mercantile Bank Corp. 1,461 67,805
Merchants Bancorp 1,860 61,510
Mercury General Corp. 2,070 139,394
Metrocity Bankshares, Inc. 1,468 41,955
Metropolitan Bank Holding Corp. * 703 49,210
MFA Financial, Inc. REIT 8,442 79,861
Mid Penn Bancorp, Inc. 1,724 48,617
Middlefield Banc Corp. 580 17,464
Midland States Bancorp, Inc. 1,643 28,457
MidWestOne Financial Group, Inc. 1,519 43,702
Mr. Cooper Group, Inc. * 138 20,591
MVB Financial Corp. 930 20,953
National Bank Holdings Corp. Class A  2,580 97,034
National Bankshares, Inc. 432 11,750
National Health Investors, Inc. REIT 2,945 206,503
Navient Corp. 6,371 89,831
NB Bancorp, Inc. * 3,002 53,616
NBT Bancorp, Inc. 4,069 169,067
Nelnet, Inc. Class A  1,164 140,984
NET Lease Office Properties REIT * 1,130 36,781
NETSTREIT Corp. REIT 4,860 82,280
New York Mortgage Trust, Inc. REIT 6,956 46,605
Newmark Group, Inc. Class A  10,917 132,642
NewtekOne, Inc. 2,424 27,343
NexPoint Diversified Real Estate Trust REIT 3,201 13,412
Nexpoint Real Estate Finance, Inc. REIT 670 9,239
NexPoint Residential Trust, Inc. REIT 1,668 55,578
NI Holdings, Inc. * 522 6,650
Nicolet Bankshares, Inc. 802 99,031
NMI Holdings, Inc. * 5,941 250,651
Northeast Bank 338 30,079
Northeast Community Bancorp, Inc. 1,081 25,128
Northfield Bancorp, Inc. 3,205 36,793
Northrim BanCorp, Inc. 289 26,952
Northwest Bancshares, Inc. 10,741 137,270
Norwood Financial Corp. 777 20,031
Oak Valley Bancorp 563 15,336
OceanFirst Financial Corp. 4,956 87,275
Offerpad Solutions, Inc. * 317 288
OFG Bancorp 3,309 141,625
Old National Bancorp 23,127 493,530
Old Second Bancorp, Inc. 3,733 66,223
One Liberty Properties, Inc. REIT 1,478 35,265
Onity Group, Inc. * 541 20,650
a Shares Value
Oportun Financial Corp. * 2,034 $ 14,563
Orange County Bancorp, Inc. 846 21,861
Orchid Island Capital, Inc. REIT 6,569 46,049
Origin Bancorp, Inc. 2,215 79,164
Orrstown Financial Services, Inc. 1,486 47,299
Pacific Premier Bancorp, Inc. 6,963 146,850
Pagseguro Digital Ltd. Class A * (Brazil)  5,711 55,054
Paramount Group, Inc. REIT * 14,522 88,584
Park National Corp. 1,224 204,726
Parke Bancorp, Inc. 897 18,272
PCB Bancorp 1,079 22,637
Peakstone Realty Trust REIT 2,897 38,269
Peapack-Gladstone Financial Corp. 1,391 39,296
Pebblebrook Hotel Trust REIT 9,441 94,316
PennyMac Financial Services, Inc. 2,184 217,614
PennyMac Mortgage Investment Trust REIT 7,296 93,827
Peoples Bancorp of North Carolina, Inc. 349 10,069
Peoples Bancorp, Inc. 76,244 2,328,492
Peoples Financial Services Corp. 566 27,943
Phillips Edison & Co., Inc. REIT 7,973 279,294
Piedmont Realty Trust, Inc. REIT 9,747 71,056
Pioneer Bancorp, Inc. * 739 8,890
Piper Sandler Cos. 9,743 2,707,969
Plumas Bancorp 544 24,186
Plymouth Industrial REIT, Inc. 3,428 55,054
Ponce Financial Group, Inc. * 1,638 22,670
Postal Realty Trust, Inc. Class A REIT 760 11,195
PotlatchDeltic Corp. REIT 6,012 230,680
PRA Group, Inc. * 3,253 47,982
Preferred Bank 720 62,312
Primis Financial Corp. 1,460 15,841
Princeton Bancorp, Inc. 427 13,041
ProAssurance Corp. * 3,980 90,863
Provident Bancorp, Inc. * 1,155 14,426
Provident Financial Services, Inc. 8,740 153,212
QCR Holdings, Inc. 1,327 90,103
Radian Group, Inc. 11,152 401,695
RBB Bancorp 1,383 23,801
RE/MAX Holdings, Inc. Class A * 1,657 13,554
Ready Capital Corp. REIT † 12,715 55,565
Red River Bancshares, Inc. 372 21,836
Redwood Trust, Inc. REIT 11,526 68,119
Regional Management Corp. 641 18,724
Renasant Corp. 6,989 251,115
Republic Bancorp, Inc. Class A  684 50,007
Resolute Holdings Management, Inc. * 37 1,179
Riot Platforms, Inc. * 25,922 292,919
RLJ Lodging Trust REIT 12,605 91,764
RMR Group, Inc. Class A  1,466 23,969
Roadzen, Inc. * 943 924
S&T Bancorp, Inc. 3,154 119,284
Sabra Health Care REIT, Inc. 19,065 351,559
Safehold, Inc. REIT 4,359 67,826
Safety Insurance Group, Inc. 1,188 94,315
Seacoast Banking Corp. of Florida 125,775 3,473,905
Seaport Entertainment Group, Inc. * 274 5,135
Selective Insurance Group, Inc. 19,036 1,649,469
Selectquote, Inc. * 5,918 14,085
Service Properties Trust REIT 13,397 32,019
Seven Hills Realty Trust REIT 1,380 16,657
Shore Bancshares, Inc. 2,595 40,793
Sierra Bancorp 1,096 32,540
Sila Realty Trust, Inc. REIT 4,204 99,509

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Silvercrest Asset Management Group, Inc.
Class A  900 $ 14,274
Simmons First National Corp. Class A  9,897 187,647
SiriusPoint Ltd. * (Sweden)  7,022 143,179
SITE Centers Corp. REIT 3,997 45,206
SL Green Realty Corp. REIT 5,601 346,702
SmartFinancial, Inc. 1,273 43,002
Smartstop Self Storage REIT, Inc. 2,029 73,511
South Plains Financial, Inc. 1,154 41,590
Southern First Bancshares, Inc. * 628 23,883
Southern Missouri Bancorp, Inc. 826 45,248
Southern States Bancshares, Inc. 726 26,405
Southside Bancshares, Inc. 2,165 63,716
SouthState Corp. 81,236 7,476,149
STAG Industrial, Inc. REIT 30,428 1,103,928
Star Holdings * 203 1,585
Stellar Bancorp, Inc. 3,590 100,448
Sterling Bancorp, Inc. * ± Ω 1,844 –
Stewart Information Services Corp. 2,242 145,954
Stock Yards Bancorp, Inc. 430 33,961
Stratus Properties, Inc. * 448 8,458
Summit Hotel Properties, Inc. REIT 8,900 45,301
Sunrise Realty Trust, Inc. REIT 924 9,794
Sunstone Hotel Investors, Inc. REIT 16,182 140,460
SWK Holdings Corp. 196 2,889
Tanger, Inc. REIT 1,311 40,090
Terawulf, Inc. * 1,753 7,678
Terreno Realty Corp. REIT 8,025 449,962
Texas Capital Bancshares, Inc. * 3,187 253,048
Third Coast Bancshares, Inc. * 968 31,625
Timberland Bancorp, Inc. 730 22,776
Tiptree, Inc. 1,762 41,548
Tompkins Financial Corp. 1,169 73,331
Towne Bank 5,487 187,546
TPG RE Finance Trust, Inc. REIT 5,020 38,754
Transcontinental Realty Investors, Inc. REIT * 96 4,091
TriCo Bancshares 86,279 3,493,437
Triumph Financial, Inc. * 848 46,733
TrustCo Bank Corp. 1,574 52,603
Trustmark Corp. 4,761 173,586
TWFG, Inc. * 270 9,450
Two Harbors Investment Corp. REIT 6,260 67,420
UMB Financial Corp. 5,307 558,084
United Bankshares, Inc. 10,458 380,985
United Community Banks, Inc. 8,670 258,279
United Fire Group, Inc. 1,703 48,876
Uniti Group, Inc. REIT * 19,592 84,637
Unity Bancorp, Inc. 649 30,555
Universal Health Realty Income Trust REIT 70 2,798
Universal Insurance Holdings, Inc. 1,597 44,285
Univest Financial Corp. 2,465 74,049
Urban Edge Properties REIT 9,494 177,158
USCB Financial Holdings, Inc. 576 9,527
Valley National Bancorp 30,732 274,437
Velocity Financial, Inc. * 800 14,832
Veris Residential, Inc. REIT 6,121 91,142
Veritex Holdings, Inc. 3,921 102,338
Victory Capital Holdings, Inc. Class A  100,489 6,398,135
Virginia National Bankshares Corp. 433 16,021
Virtus Investment Partners, Inc. 464 84,170
WaFd, Inc. 6,290 184,171
Walker & Dunlop, Inc. 2,458 173,240
Washington Trust Bancorp, Inc. 19,832 560,849
Waterstone Financial, Inc. 1,440 19,886
a Shares Value
WesBanco, Inc. 6,798 $ 215,021
West BanCorp, Inc. 1,378 27,050
Westamerica BanCorp 1,983 96,057
Whitestone REIT 4,074 50,844
World Acceptance Corp. * 211 34,840
WSFS Financial Corp. 131,039 7,207,145
Xenia Hotels & Resorts, Inc. REIT 7,948 99,906
144,445,860
Industrial - 25.8%
spacing
908 Devices, Inc. * 1,097 7,822
AAR Corp. * 2,164 148,862
AerSale Corp. * 2,430 14,604
AirJoule Technologies Corp. * 630 2,917
Alamo Group, Inc. 512 111,811
Albany International Corp. Class A  1,720 120,624
Allient, Inc. 1,113 40,413
American Woodmark Corp. * 23,213 1,238,878
Apogee Enterprises, Inc. 1,640 66,584
Applied Optoelectronics, Inc. * 952 24,457
ArcBest Corp. 1,718 132,303
Arcosa, Inc. 2,940 254,927
Ardagh Metal Packaging SA 6,807 29,134
Ardmore Shipping Corp. (Ireland)  3,122 29,971
Arq, Inc. * 2,299 12,346
Aspen Aerogels, Inc. * 5,130 30,370
Astec Industries, Inc. 1,852 77,210
Astronics Corp. * 297 9,944
Atkore, Inc. 2,690 189,780
Atmus Filtration Technologies, Inc. 571 20,796
Bel Fuse, Inc. Class A  153 13,747
Bel Fuse, Inc. Class B  832 81,278
Benchmark Electronics, Inc. 115,107 4,469,605
Boise Cascade Co. 2,988 259,418
Bowman Consulting Group Ltd. * 100 2,875
Caesarstone Ltd. * 260 512
Chart Industries, Inc. * 53,588 8,823,264
Clearwater Paper Corp. * 1,261 34,350
Columbus McKinnon Corp. 2,193 33,487
Concrete Pumping Holdings, Inc. * 2,057 12,651
Core Molding Technologies, Inc. * 696 11,547
Costamare Bulkers Holdings Ltd. * (Monaco)  714 6,190
Costamare, Inc. (Monaco)  3,572 32,541
Covenant Logistics Group, Inc. 1,084 26,135
CryoPort, Inc. * 2,579 19,239
CTS Corp. 1,630 69,454
DHT Holdings, Inc. 10,393 112,348
Dorian LPG Ltd. 2,801 68,288
Ducommun, Inc. * 1,122 92,711
Eastern Co. 466 10,634
Eastman Kodak Co. * 4,962 28,035
Energizer Holdings, Inc. 1,004 20,241
EnerSys 2,880 247,018
Enpro, Inc. 1,462 280,046
Enviri Corp. * 6,267 54,398
FARO Technologies, Inc. * 809 35,531
FLEX LNG Ltd. †(Norway)  1,820 40,004
Fluor Corp. * 13,046 668,868
Forward Air Corp. * 1,210 29,693
Gates Industrial Corp. PLC * 258,777 5,959,634
GATX Corp. 2,635 404,631
Genco Shipping & Trading Ltd. 3,541 46,281
Gencor Industries, Inc. * 787 11,018
Gibraltar Industries, Inc. * 2,251 132,809

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Golden Ocean Group Ltd. †(Norway)  8,917 $ 65,272
GoPro, Inc. Class A * 425 322
GrafTech International Ltd. * 284 276
Granite Construction, Inc. 472 44,137
Great Lakes Dredge & Dock Corp. * 5,353 65,253
Greenbrier Cos., Inc. 2,405 110,750
Greif, Inc. Class A  2,002 130,110
Greif, Inc. Class B  451 31,124
Heartland Express, Inc. 3,038 26,248
Helios Technologies, Inc. 2,485 82,924
Hillenbrand, Inc. 5,388 108,137
Hillman Solutions Corp. * 13,727 98,011
Himalaya Shipping Ltd. * (Bermuda)  1,267 7,311
Hub Group, Inc. Class A  4,837 161,701
Hyster-Yale, Inc. 842 33,495
Ichor Holdings Ltd. * 2,631 51,673
Insteel Industries, Inc. 742 27,610
International Seaways, Inc. 3,122 113,891
Intuitive Machines, Inc. * 7,986 86,808
Itron, Inc. * 1,796 236,407
Janus International Group, Inc. * 6,304 51,315
JBT Marel Corp. 2,166 260,483
JELD-WEN Holding, Inc. * 6,280 24,618
Kennametal, Inc. 5,896 135,372
Kimball Electronics, Inc. * 2,089 40,171
Knight-Swift Transportation Holdings, Inc. 88,525 3,915,461
Knowles Corp. * 174,095 3,067,554
L.B. Foster Co. Class A * 822 17,977
Latham Group, Inc. * 1,180 7,528
Louisiana-Pacific Corp. 12,522 1,076,767
LSB Industries, Inc. * 4,801 37,448
LSI Industries, Inc. 697 11,856
Luxfer Holdings PLC (United Kingdom)  2,321 28,270
Manitowoc Co., Inc. * 3,115 37,442
Marten Transport Ltd. 3,907 50,752
Masterbrand, Inc. * 10,099 110,382
Materion Corp. 1,277 101,355
Matson, Inc. 2,583 287,617
Mayville Engineering Co., Inc. * 1,058 16,886
Melrose Industries PLC (United Kingdom)  842,220 6,134,041
Mercury Systems, Inc. * 3,197 172,190
Metallus, Inc. * 3,255 50,160
MicroVision, Inc. †* 9,438 10,759
Middleby Corp. * 29,938 4,311,072
Mistras Group, Inc. * 1,750 14,018
Montrose Environmental Group, Inc. * 2,450 53,630
Mueller Water Products, Inc. Class A  164,122 3,945,493
Myers Industries, Inc. 2,217 32,124
NANO Nuclear Energy, Inc. †* 168 5,794
National Presto Industries, Inc. 425 41,633
Navigator Holdings Ltd. 1,989 28,144
Net Power, Inc. * 2,123 5,244
NEXTracker, Inc. Class A * 2,268 123,311
NL Industries, Inc. 853 5,459
nLight, Inc. * 3,425 67,404
Nordic American Tankers Ltd. 16,490 43,369
NV5 Global, Inc. * 4,457 102,912
NWPX Infrastructure, Inc. * 703 28,830
O-I Glass, Inc. * 9,607 141,607
Olympic Steel, Inc. 894 29,135
Orion Group Holdings, Inc. * 2,775 25,169
Outdoor Holding Co. * 8,203 10,500
Palladyne AI Corp. * 1,735 15,025
PAMT Corp. * 475 6,113
a Shares Value
Pangaea Logistics Solutions Ltd. 3,080 $ 14,476
Park Aerospace Corp. 616 9,098
Park-Ohio Holdings Corp. 870 15,538
Perma-Fix Environmental Services, Inc. * 587 6,175
Plexus Corp. * 231 31,257
Primoris Services Corp. 228 17,770
Proficient Auto Logistics, Inc. * 1,676 12,168
Proto Labs, Inc. * 1,900 76,076
Pure Cycle Corp. * 1,666 17,860
QinetiQ Group PLC (United Kingdom)  1,306,695 9,245,879
Radiant Logistics, Inc. * 2,782 16,915
Ranpak Holdings Corp. * 3,981 14,212
Regal Rexnord Corp. 39,925 5,787,528
RXO, Inc. * 106,667 1,676,805
Ryerson Holding Corp. 152,090 3,280,581
Safe Bulkers, Inc. (Monaco)  5,399 19,490
Sanmina Corp. * 83,365 8,155,598
Scorpio Tankers, Inc. (Monaco)  3,421 133,864
Senior PLC (United Kingdom)  840,264 2,122,234
SFL Corp. Ltd. (Norway)  8,816 73,437
SmartRent, Inc. * 607 601
Smith & Wesson Brands, Inc. 3,381 29,347
Southland Holdings, Inc. * 349 1,459
Standard BioTools, Inc. * 22,514 27,017
Standex International Corp. 183 28,636
Stoneridge, Inc. * 342 2,408
Sturm Ruger & Co., Inc. 908 32,597
Teekay Corp. Ltd. * (Bermuda)  4,506 37,175
Teekay Tankers Ltd. Class A (Canada)  1,872 78,100
Tennant Co. 1,351 104,675
Terex Corp. 5,141 240,033
Thermon Group Holdings, Inc. * 2,492 69,975
Tredegar Corp. * 2,335 20,548
TriMas Corp. 2,803 80,194
Trinity Industries, Inc. 3,123 84,352
Triumph Group, Inc. * 3,587 92,365
TTM Technologies, Inc. * 88,066 3,594,854
Turtle Beach Corp. * 582 8,049
Tutor Perini Corp. * 3,464 162,046
UFP Industries, Inc. 34,321 3,410,135
Universal Logistics Holdings, Inc. 399 10,127
Valmont Industries, Inc. 24,018 7,843,558
Vishay Intertechnology, Inc. 10,025 159,197
Vontier Corp. 69,536 2,565,878
Werner Enterprises, Inc. 3,988 109,112
Willis Lease Finance Corp. 233 33,268
World Kinect Corp. 3,813 108,099
Worthington Enterprises, Inc. 1,613 102,651
Worthington Steel, Inc. 2,661 79,378
100,708,879
Technology - 3.5%
spacing
3D Systems Corp. †* 11,508 17,722
8x8, Inc. * 7,672 15,037
ACI Worldwide, Inc. * 185,537 8,518,004
ACM Research, Inc. Class A * 3,919 101,502
Adeia, Inc. 1,320 18,665
Aehr Test Systems * 363 4,694
Aeluma, Inc. * 241 3,945
Alpha & Omega Semiconductor Ltd. * 2,050 52,603
Arteris, Inc. * 1,467 13,981
ASGN, Inc. * 3,407 170,112
Asure Software, Inc. * 1,897 18,515
Axcelis Technologies, Inc. * 2,289 159,520

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Bandwidth, Inc. Class A * 1,461 $ 23,230
BigBear.ai Holdings, Inc. * 17,198 116,774
Blackbaud, Inc. * 558 35,829
Box, Inc. Class A * 2,349 80,265
Cerence, Inc. * 2,687 27,434
CEVA, Inc. * 292 6,418
Cohu, Inc. * 3,670 70,611
Conduent, Inc. * 13,407 35,394
Consensus Cloud Solutions, Inc. * 1,506 34,728
Corsair Gaming, Inc. * 3,531 33,297
Cricut, Inc. Class A  2,993 20,263
CS Disco, Inc. * 1,059 4,628
CSG Systems International, Inc. 98 6,400
Daily Journal Corp. * 35 14,779
Definitive Healthcare Corp. * 3,984 15,538
Diebold Nixdorf, Inc. * 214 11,856
Digi International, Inc. * 2,982 103,953
Digital Turbine, Inc. * 3,324 19,612
Diodes, Inc. * 3,640 192,520
Domo, Inc. Class B * 245 3,423
Donnelley Financial Solutions, Inc. * 604 37,237
E2open Parent Holdings, Inc. * 16,152 52,171
Everspin Technologies, Inc. * 77 484
Evolent Health, Inc. Class A * 6,058 68,213
Expensify, Inc. Class A * 1,154 2,989
Faraday Future Intelligent Electric, Inc. * 5,030 8,450
Fastly, Inc. Class A * 10,562 74,568
FormFactor, Inc. * 1,537 52,888
GigaCloud Technology, Inc. Class A * (Hong
Kong)  2,050 40,549
Grid Dynamics Holdings, Inc. * 1,221 14,103
Health Catalyst, Inc. * 4,875 18,379
I3 Verticals, Inc. Class A * 1,786 49,079
Immersion Corp. 2,812 22,159
Insight Enterprises, Inc. * 1,420 196,081
Integral Ad Science Holding Corp. * 5,297 44,018
Kulicke & Soffa Industries, Inc. (Singapore)  1,611 55,741
MaxLinear, Inc. * 5,448 77,416
Mitek Systems, Inc. * 2,390 23,661
MKS, Inc. 13,302 1,321,687
N-able, Inc. * 5,094 41,261
Navitas Semiconductor Corp. †* 8,862 58,046
NCR Voyix Corp. * 10,345 121,347
NetScout Systems, Inc. * 5,479 135,934
Olo, Inc. Class A * 4,125 36,712
ON24, Inc. * 2,387 12,961
OneSpan, Inc. * 2,009 33,530
Outset Medical, Inc. * 539 10,354
PAR Technology Corp. * 1,266 87,822
Penguin Solutions, Inc. * 4,113 81,479
Photronics, Inc. * 4,749 89,424
Pitney Bowes, Inc. 9,214 100,525
Playstudios, Inc. * 8,646 11,326
Playtika Holding Corp. 2,929 13,854
Porch Group, Inc. * 1,075 12,674
PubMatic, Inc. Class A * 3,137 39,024
Rackspace Technology, Inc. * 6,453 8,260
Rekor Systems, Inc. * 264 306
Richardson Electronics Ltd. 956 9,225
Rimini Street, Inc. * 4,055 15,287
Silvaco Group, Inc. * 340 1,605
Synaptics, Inc. * 2,839 184,024
Teads Holding Co. * 3,577 8,871
Telos Corp. * 4,895 15,517
a Shares Value
TTEC Holdings, Inc. * 1,869 $ 8,990
Ultra Clean Holdings, Inc. * 3,174 71,637
Unisys Corp. * 2,427 10,994
V2X, Inc. * 1,209 58,697
Veeco Instruments, Inc. * 4,285 87,071
Verint Systems, Inc. * 4,972 97,799
Vimeo, Inc. * 8,492 34,308
Vishay Precision Group, Inc. * 1,010 28,381
Waystar Holding Corp. * 1,168 47,736
Wolfspeed, Inc. * 10,438 4,163
Xerox Holdings Corp. 9,324 49,137
13,739,406
Utilities - 2.8%
spacing
ALLETE, Inc. 4,499 288,251
Ameresco, Inc. Class A * 2,494 37,884
American States Water Co. 1,191 91,302
Avista Corp. 6,179 234,493
Black Hills Corp. 52,888 2,967,017
Brookfield Infrastructure Corp. Class A (Canada)  9,444 392,870
California Water Service Group 4,542 206,570
Chesapeake Utilities Corp. 1,358 163,259
Consolidated Water Co. Ltd. 885 26,568
Genie Energy Ltd. Class B  1,326 35,643
H2O America 2,632 136,785
Hawaiian Electric Industries, Inc. * 13,640 144,993
IDACORP, Inc. 20,256 2,338,555
MGE Energy, Inc. 1,561 138,055
Middlesex Water Co. 1,211 65,612
New Jersey Resources Corp. 8,169 366,135
Northwest Natural Holding Co. 3,144 124,880
Northwestern Energy Group, Inc. 4,761 244,239
Oklo, Inc. * 6,155 344,618
ONE Gas, Inc. 4,641 333,502
Ormat Technologies, Inc. 4,777 400,122
Otter Tail Corp. 2,733 210,687
Portland General Electric Co. 8,505 345,558
RGC Resources, Inc. 617 13,808
Southwest Gas Holdings, Inc. 5,043 375,149
Spire, Inc. 4,475 326,630
TXNM Energy, Inc. 7,046 396,831
Unitil Corp. 1,202 62,684
York Water Co. 855 27,018
10,839,718
Total Common Stocks
    (Cost $390,101,673) 382,243,652
Principal
Amount
SHORT-TERM INVESTMENTS - 1.9%
U.S. Government Agency Issues - 1.9%
Federal Home Loan Bank Discount Notes
4.308% due 07/01/25  $ 7,545,000 7,544,128
Total Short-Term Investments
(Cost $7,545,000) 7,544,128
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.7%
    (Cost $397,647,694) 389,789,960

PACIFIC SELECT FUND
SMALL-CAP EQUITY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2025, investments with a total aggregate value of $1,438 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of June 30, 2025, open futures contracts outstanding were as follows:
(d) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
SECURITIES LENDING COLLATERAL - 0.8%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
4.180% 354,641 $ 354,641
Principal
Amount
Repurchase Agreements - 0.7%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$2,889,514; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $2,947,304) $ 2,889,157 2,889,157
a
Total Securities Lending Collateral
(Cost $3,243,798) 3,243,798
a
TOTAL INVESTMENTS - 100.5%
(Cost $400,891,492) 393,033,758
DERIVATIVES - 0.0% 20,520
OTHER ASSETS & LIABILITIES, NET - (0.5%) (2,098,880)
NET ASSETS - 100.0% $ 390,955,398
Financial 37 .0%
Industrial 25 .8%
Consumer, Cyclical 12 .0%
Consumer, Non-Cyclical 7 .8%
Basic Materials 5 .0%
Technology 3 .5%
Energy 3 .1%
Others (each less than 3.0%) 6 .3%
100 .5%
Derivatives 0 .0%
Other Assets & Liabilities, Net ( 0 .5% )
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME Micro E-Mini Russell 2000 Index 09/25 120 $ 1,294,500 $ 1,315,020 $ 20,520
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 2,021 $ – $ 583 $ 1,438
Warrants 159 – 159 –
Common Stocks
Basic Materials 19,634,037 16,799,884 2,834,153 –
Communications 2,980,799 2,980,799 – –
Consumer, Cyclical 47,089,140 47,089,140 – –
Consumer, Non-Cyclical 30,608,027 27,501,088 3,106,939 –
Energy 12,197,786 10,821,474 1,376,312 –
Financial 144,445,860 144,445,860 – –
Industrial 100,708,879 85,328,959 15,379,920 –
Technology 13,739,406 13,739,406 – –
Utilities 10,839,718 10,839,718 – –
Total Common Stocks 382,243,652 359,546,328 22,697,324 –
Short-Term Investments 7,544,128 – 7,544,128 –
Securities Lending Collateral 3,243,798 354,641 2,889,157 –
Derivatives:
Equity Contracts
Futures 20,520 20,520 – –
Total $ 393,054,278 $ 359,921,489 $ 33,131,351 $ 1,438

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 96.9%
Basic Materials - 0.3%
spacing
Axalta Coating Systems Ltd. * 30,038 $ 891,828
Communications - 2.5%
spacing
DigitalBridge Group, Inc. 196,118 2,029,821
Etoro Group Ltd. Class A * (Israel)  22,855 1,521,914
Q2 Holdings, Inc. * 37,535 3,512,901
7,064,636
Consumer, Cyclical - 10.5%
spacing
Brunswick Corp. 37,160 2,052,718
Columbia Sportswear Co. 34,449 2,104,145
Genius Sports Ltd. * (United Kingdom)  493,896 5,136,518
Ollie's Bargain Outlet Holdings, Inc. * 22,318 2,941,066
Patrick Industries, Inc. 25,762 2,377,060
QXO, Inc. (PIPE) * ◊ 146,872 3,163,623
QXO, Inc. (QXO US) †* 95,250 2,051,685
Sportradar Group AG Class A * (Switzerland)  90,146 2,531,300
Visteon Corp. * 41,215 3,845,360
Wingstop, Inc. 9,816 3,305,440
29,508,915
Consumer, Non-Cyclical - 29.9%
spacing
Absci Corp. †* 218,467 561,460
Adaptive Biotechnologies Corp. * 128,449 1,496,431
Align Technology, Inc. * 14,856 2,812,687
Amicus Therapeutics, Inc. * 324,221 1,857,786
Annexon, Inc. * 89,257 214,217
Ascendis Pharma AS ADR * (Denmark)  14,663 2,530,834
Bio-Techne Corp. 75,174 3,867,702
BioLife Solutions, Inc. * 96,143 2,070,920
Blueprint Medicines Corp. * 5,483 702,811
Caris Life Sciences, Inc. * 42,419 1,133,436
Ceribell, Inc. * 49,792 932,604
Certara, Inc. * 143,565 1,679,711
CG oncology, Inc. * 22,855 594,230
Chefs' Warehouse, Inc. * 43,915 2,802,216
Collegium Pharmaceutical, Inc. * 70,722 2,091,250
Cytokinetics, Inc. * 42,029 1,388,638
elf Beauty, Inc. * 14,628 1,820,308
Exact Sciences Corp. * 35,895 1,907,460
Fractyl Health, Inc. †* 85,374 138,306
GeneDx Holdings Corp. * 21,368 1,972,480
Globus Medical, Inc. Class A * 77,269 4,560,416
Guardant Health, Inc. * 27,643 1,438,542
Harmony Biosciences Holdings, Inc. * 57,809 1,826,764
HealthEquity, Inc. * 19,607 2,054,029
Immunocore Holdings PLC ADR * (United
Kingdom)  40,645 1,275,440
Ionis Pharmaceuticals, Inc. * 46,709 1,845,473
iRhythm Technologies, Inc. * 11,465 1,765,151
Kymera Therapeutics, Inc. * 40,788 1,779,988
Lantheus Holdings, Inc. * 29,718 2,432,716
Legend Biotech Corp. ADR * 40,816 1,448,560
Ligand Pharmaceuticals, Inc. * 31,172 3,543,633
Masimo Corp. * 12,010 2,020,322
Metsera, Inc. †* 22,940 652,643
Neurocrine Biosciences, Inc. * 15,420 1,938,140
Oddity Tech Ltd. Class A * (Israel)  21,324 1,609,322
PROCEPT BioRobotics Corp. * 18,500 1,065,600
Qiagen NV †* 91,817 4,412,725
a Shares Value
RB Global, Inc. (Canada)  33,281 $ 3,534,109
TriNet Group, Inc. 24,369 1,782,349
U.S. Foods Holding Corp. * 59,842 4,608,432
UFP Technologies, Inc. * 14,214 3,470,490
UL Solutions, Inc. Class A  9,703 706,961
Ultragenyx Pharmaceutical, Inc. * 42,457 1,543,737
83,891,029
Energy - 3.4%
spacing
Antero Resources Corp. * 51,245 2,064,149
Matador Resources Co. 35,461 1,692,199
Permian Resources Corp. 117,790 1,604,300
TechnipFMC PLC (United Kingdom)  71,604 2,466,042
Viper Energy, Inc. 44,218 1,686,032
9,512,722
Financial - 8.4%
spacing
GCM Grosvenor, Inc. Class A  179,036 2,069,656
Independence Realty Trust, Inc. REIT 175,620 3,106,718
P10, Inc. Class A  178,836 1,827,704
PJT Partners, Inc. Class A  15,761 2,600,723
STAG Industrial, Inc. REIT 54,397 1,973,523
StepStone Group, Inc. Class A  85,644 4,753,242
Terreno Realty Corp. REIT 65,345 3,663,894
WisdomTree, Inc. 326,172 3,754,240
23,749,700
Industrial - 21.5%
spacing
Advanced Energy Industries, Inc. 32,266 4,275,245
Albany International Corp. Class A  24,567 1,722,884
AptarGroup, Inc. 18,849 2,948,549
AZEK Co., Inc. * 26,046 1,415,600
Bloom Energy Corp. Class A * 62,047 1,484,164
Crane Co. 25,538 4,849,411
Flowserve Corp. 114,557 5,997,059
Gerresheimer AG (Germany)  25,087 1,416,746
GFL Environmental, Inc. 47,231 2,383,276
Jacobs Solutions, Inc. 10,834 1,424,129
James Hardie Industries PLC ADR †* 80,280 2,158,729
Karman Holdings, Inc. †* 34,402 1,732,829
Knife River Corp. * 53,239 4,346,432
Knight-Swift Transportation Holdings, Inc. 54,390 2,405,670
Littelfuse, Inc. 12,343 2,798,528
Mirion Technologies, Inc. * 97,960 2,109,079
Modine Manufacturing Co. * 25,322 2,494,217
nVent Electric PLC 78,556 5,754,227
StandardAero, Inc. * 69,276 2,192,585
TopBuild Corp. * 12,352 3,998,837
XPO, Inc. * 19,218 2,427,041
60,335,237
Technology - 20.4%
spacing
ACV Auctions, Inc. Class A * 192,683 3,125,318
Alkami Technology, Inc. †* 123,103 3,710,324
Allegro MicroSystems, Inc. †* (Japan)  45,564 1,557,833
CACI International, Inc. Class A * 8,450 4,028,115
CCC Intelligent Solutions Holdings, Inc. * 387,461 3,646,008
Corsair Gaming, Inc. * 179,967 1,697,089
Elastic NV * 28,915 2,438,402
ExlService Holdings, Inc. * 63,396 2,776,111
FormFactor, Inc. * 113,041 3,889,741
Guidewire Software, Inc. * 9,267 2,181,915
JFrog Ltd. * 92,897 4,076,320

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2025, restricted securities were as follows:
a Shares Value
KBR, Inc. 40,584 $ 1,945,597
Kinaxis, Inc. * (Canada)  18,750 2,788,507
Onestream, Inc. * 95,909 2,714,225
Onto Innovation, Inc. * 22,788 2,299,993
Outset Medical, Inc. * 57,535 1,105,247
Pegasystems, Inc. 73,722 3,990,572
Schrodinger, Inc. * 133,622 2,688,475
SentinelOne, Inc. Class A * 134,439 2,457,545
ServiceTitan, Inc. Class A * 10,994 1,178,337
Tempus AI, Inc. †* 11,679 742,084
Vertex, Inc. Class A * 61,167 2,161,336
57,199,094
Total Common Stocks
    (Cost $260,701,878) 272,153,161
Principal
Amount
SHORT-TERM INVESTMENTS - 3.5%
U.S. Government Agency Issues - 3.5%
Federal Home Loan Bank Discount Notes
4.308% due 07/01/25  $ 9,821,000 9,819,865
Total Short-Term Investments
(Cost $9,821,000) 9,819,865
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.4%
    (Cost $270,522,878) 281,973,026
Shares
SECURITIES LENDING COLLATERAL - 4.8%
Mutual Funds - 0.5%
The Morgan Stanley Institutional Liquidity Funds
4.180% 1,493,594 1,493,594
Principal
Amount
Repurchase Agreements - 4.3%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$12,169,374; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $12,412,761) $ 12,167,873 12,167,873
a
Total Securities Lending Collateral
(Cost $13,661,467) 13,661,467
a
TOTAL INVESTMENTS - 105.2%
(Cost $284,184,345) 295,634,493
OTHER ASSETS & LIABILITIES, NET - (5.2%) (14,656,123)
NET ASSETS - 100.0% $ 280,978,370
Consumer, Non-Cyclical 29 .9%
Industrial 21 .5%
Technology 20 .4%
Consumer, Cyclical 10 .5%
Financial 8 .4%
Securities Lending Collateral 4 .8%
Short-Term Investments 3 .5%
Energy 3 .4%
Others (each less than 3.0%) 2 .8%
105 .2%
Other Assets & Liabilities, Net ( 5 .2% )
100 .0%
Issuer and Acquisition Date Cost Value
Value as a % of
Net Assets
QXO, Inc. (PIPE) Acq 07/19/24 $1,342,410 $3,163,623 1.1%

PACIFIC SELECT FUND
SMALL-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(c) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 891,828 $ 891,828 $ – $ –
Communications 7,064,636 7,064,636 – –
Consumer, Cyclical 29,508,915 26,345,292 3,163,623 –
Consumer, Non-Cyclical 83,891,029 83,891,029 – –
Energy 9,512,722 9,512,722 – –
Financial 23,749,700 23,749,700 – –
Industrial 60,335,237 58,918,491 1,416,746 –
Technology 57,199,094 57,199,094 – –
Total Common Stocks 272,153,161 267,572,792 4,580,369 –
Short-Term Investments 9,819,865 – 9,819,865 –
Securities Lending Collateral 13,661,467 1,493,594 12,167,873 –
Total $ 295,634,493 $ 269,066,386 $ 26,568,107 $ –

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent Value
Rights * ± Ω 15,650 $ 2,504
Contra Aduro Biotechnologies, Inc. - Contingent
Value Rights * ± Ω 3,861 1,853
Icosavax, Inc. - Contingent Value Rights * 7,606 2,358
Inhibrx, Inc. - Contingent Value Rights * ± Ω 9,969 11,465
OmniAb, Inc. $12.50 - Earn Out Shares * ± Ω 1,693 –
OmniAb, Inc. $15.00 - Earn Out Shares * ± Ω 1,693 –
18,180
Utilities - 0.0%
Gtx, Inc. - Contingent Value Rights * ± Ω 216 221
Total Rights
    (Cost $9,280) 18,401
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/27/29 * 420 859
Total Warrants
    (Cost $0) 859
COMMON STOCKS - 99.4%
Basic Materials - 3.2%
spacing
AdvanSix, Inc. 6,719 159,576
American Battery Technology Co. * 20,552 33,294
American Vanguard Corp. * 7,396 28,992
Avient Corp. 24,401 788,396
Balchem Corp. 8,738 1,391,090
Cabot Corp. 14,568 1,092,600
Caledonia Mining Corp. PLC (South Africa)  4,403 85,066
Calumet, Inc. * 16,546 260,682
Carpenter Technology Corp. 483 133,492
Centrus Energy Corp. Class A * 3,945 722,645
Century Aluminum Co. * 13,894 250,370
Chemours Co. 40,409 462,683
Codexis, Inc. * 19,155 46,738
Coeur Mining, Inc. * 170,776 1,513,075
Commercial Metals Co. 30,074 1,470,919
Compass Minerals International, Inc. * 8,785 176,491
Constellium SE * 37,960 504,868
Contango ORE, Inc. * 1,988 38,726
Critical Metals Corp. †* (Austria)  9,837 35,216
Dakota Gold Corp. * 25,376 93,637
Ecovyst, Inc. * 30,361 249,871
Encore Energy Corp. * (Canada)  47,246 135,124
Energy Fuels, Inc. †* 55,226 317,549
Ferroglobe PLC 31,014 113,821
Friedman Industries, Inc. 1,435 23,764
Hawkins, Inc. 5,215 741,051
HB Fuller Co. 14,738 886,491
Hecla Mining Co. 161,034 964,594
i-80 Gold Corp. * (Canada)  4,644 2,779
Idaho Strategic Resources, Inc. * 2,935 38,390
Ingevity Corp. * 9,530 410,648
Innospec, Inc. 6,747 567,355
Intrepid Potash, Inc. * 3,035 108,441
a Shares Value
Ivanhoe Electric, Inc. * 23,959 $ 217,308
Kaiser Aluminum Corp. 4,210 336,379
Koppers Holdings, Inc. 5,314 170,845
Kronos Worldwide, Inc. 6,400 39,680
Lifezone Metals Ltd. * (Isle of Man)  7,484 30,834
Lightwave Logic, Inc. †* 2,748 3,408
MAC Copper Ltd. * (Australia)  18,751 226,700
Magnera Corp. * 8,808 106,401
Mativ Holdings, Inc. 13,107 89,390
Minerals Technologies, Inc. 8,363 460,550
NioCorp Developments Ltd. * 12,912 30,085
Northern Technologies International Corp. 485 3,594
Novagold Resources, Inc. * (Canada)  67,844 277,482
Oil-Dri Corp. of America 2,506 147,829
Orion SA (Germany)  15,068 158,063
Perimeter Solutions, Inc. * 37,266 518,743
Perpetua Resources Corp. * 12,957 157,298
Piedmont Lithium, Inc. †* 4,848 28,215
Quaker Chemical Corp. 3,814 426,939
Radius Recycling, Inc. 7,288 216,381
Rayonier Advanced Materials, Inc. * 15,751 60,641
Rogers Corp. * 4,929 337,538
Sensient Technologies Corp. 11,302 1,113,473
SSR Mining, Inc. * (Canada)  54,580 695,349
Stepan Co. 5,564 303,683
Sylvamo Corp. 9,275 464,677
Trinseo PLC 8,856 27,631
Tronox Holdings PLC 30,972 157,028
U.S. Antimony Corp. * 23,931 52,170
U.S. Gold Corp. * 2,695 32,879
U.S. Lime & Minerals, Inc. 2,777 277,145
Ur-Energy, Inc. †* 4,632 4,864
Uranium Energy Corp. †* 113,344 770,739
Valhi, Inc. 693 11,199
Vox Royalty Corp. (Canada)  8,120 25,659
21,829,233
Communications - 4.7%
spacing
1-800-Flowers.com, Inc. Class A * 7,662 37,697
1stdibs.com, Inc. * 621 1,708
A10 Networks, Inc. 19,881 384,697
ADTRAN Holdings, Inc. * 19,302 173,139
Advantage Solutions, Inc. * 25,717 33,946
Altice USA, Inc. Class A * 69,257 148,210
AMC Networks, Inc. Class A * 8,481 53,176
Angi, Inc. * 11,636 177,565
Anterix, Inc. * 3,360 86,184
Applied Digital Corp. †* 47,311 476,422
Arena Group Holdings, Inc. * 3,183 19,735
AST SpaceMobile, Inc. †* 2,551 119,208
ATN International, Inc. 3,277 53,251
AudioEye, Inc. * 2,114 24,628
Aviat Networks, Inc. * 3,324 79,942
Backblaze, Inc. Class A * 15,777 86,774
BARK, Inc. * 34,573 30,407
Beyond, Inc. * 16,092 110,713
BK Technologies Corp. * 718 33,839
BlackSky Technology, Inc. * 7,485 154,041
Boston Omaha Corp. Class A * 6,200 87,048
Bumble, Inc. Class A * 20,698 136,400
Cable One, Inc. 1,479 200,863
Calix, Inc. * 15,806 840,721
Cardlytics, Inc. * 776 1,277
Cargurus, Inc. * 22,490 752,740

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Cars.com, Inc. * 15,548 $ 184,244
Clearfield, Inc. * 3,000 130,230
Cogent Communications Holdings, Inc. 12,015 579,243
CommScope Holding Co., Inc. * 57,319 474,601
Couchbase, Inc. * 11,470 279,639
Credo Technology Group Holding Ltd. * 39,111 3,621,288
Crexendo, Inc. * 3,269 19,843
CuriosityStream, Inc. 8,756 49,296
DigitalBridge Group, Inc. 45,930 475,376
EchoStar Corp. Class A †* 36,163 1,001,715
Entravision Communications Corp. Class A  16,640 38,605
ePlus, Inc. * 7,113 512,847
Eventbrite, Inc. Class A * 19,516 51,327
EverQuote, Inc. Class A * 7,406 179,077
EW Scripps Co. Class A * 16,290 47,893
Extreme Networks, Inc. * 35,033 628,842
Figs, Inc. Class A * 23,757 133,990
Frequency Electronics, Inc. 1,697 38,539
fuboTV, Inc. * 88,243 340,618
Gaia, Inc. * 4,240 18,614
Gambling.com Group Ltd. * (Malta)  4,536 53,933
Gannett Co., Inc. * 41,961 150,220
Getty Images Holdings, Inc. †* 28,228 46,858
Globalstar, Inc. * 13,567 319,503
Gogo, Inc. * 18,222 267,499
Gray Media, Inc. 24,846 112,552
Grindr, Inc. * (Singapore)  8,944 203,029
Groupon, Inc. * 6,888 230,404
Harmonic, Inc. * 29,021 274,829
HealthStream, Inc. 6,646 183,895
Hims & Hers Health, Inc. †* 50,879 2,536,318
IDT Corp. Class B  4,336 296,236
iHeartMedia, Inc. Class A * 26,169 46,057
Inseego Corp. * 3,311 27,283
InterDigital, Inc. 6,917 1,550,999
Lands' End, Inc. * 4,088 43,782
Liberty Latin America Ltd. Class A * 9,569 58,371
Liberty Latin America Ltd. Class C * 32,796 203,991
LifeMD, Inc. * 10,237 139,428
Liquidity Services, Inc. * 6,368 150,221
LiveOne, Inc. †* 1,460 1,102
Lumen Technologies, Inc. * 255,025 1,117,010
Magnite, Inc. * 37,354 900,979
MediaAlpha, Inc. Class A * 8,889 97,335
National CineMedia, Inc. 18,246 88,402
Nerdy, Inc. * 13,576 22,129
NETGEAR, Inc. * 7,244 210,583
Newsmax, Inc. * 1,785 27,007
Nextdoor Holdings, Inc. * 56,195 93,284
Nexxen International Ltd. * (Israel)  9,406 97,916
Ooma, Inc. * 6,486 83,669
Open Lending Corp. * 25,791 50,035
OptimizeRx Corp. * 4,522 61,047
Powerfleet, Inc. NJ * 33,263 143,364
Preformed Line Products Co. 605 96,685
Q2 Holdings, Inc. * 16,621 1,555,559
QuinStreet, Inc. * 13,862 223,178
RealReal, Inc. * 25,181 120,617
Revolve Group, Inc. * 11,079 222,134
Ribbon Communications, Inc. * 24,452 98,053
Rumble, Inc. * 21,032 188,867
Satellogic, Inc. Class A * 18,368 66,492
Scholastic Corp. 5,875 123,258
Serve Robotics, Inc. * 9,412 107,673
a Shares Value
Shenandoah Telecommunications Co. 12,574 $ 171,761
Shutterstock, Inc. 6,364 120,661
Sinclair, Inc. 10,626 146,851
Sphere Entertainment Co. * 7,491 313,124
Spok Holdings, Inc. 4,133 73,071
Sprinklr, Inc. Class A * 29,766 251,820
Stagwell, Inc. * 30,621 137,795
Stitch Fix, Inc. Class A * 29,147 107,844
TechTarget, Inc. * 6,091 47,327
TEGNA, Inc. 43,926 736,200
Telephone & Data Systems, Inc. 26,314 936,252
Thryv Holdings, Inc. * 10,683 129,905
Travelzoo * 1,635 20,814
Triller Group, Inc. * (Hong Kong)  26,504 24,662
TripAdvisor, Inc. * 30,968 404,132
TrueCar, Inc. * 24,636 46,808
Tucows, Inc. Class A * 1,623 31,989
Upwork, Inc. * 32,629 438,534
Value Line, Inc. 334 13,076
Viasat, Inc. * 30,352 443,139
Viavi Solutions, Inc. * 59,555 599,719
Vivid Seats, Inc. Class A * 21,086 35,635
WideOpenWest, Inc. * 10,884 44,189
Yelp, Inc. * 16,549 567,134
Ziff Davis, Inc. * 11,478 347,439
31,991,825
Consumer, Cyclical - 10.8%
spacing
A-Mark Precious Metals, Inc. 5,059 112,209
Abercrombie & Fitch Co. Class A * 12,595 1,043,496
Academy Sports & Outdoors, Inc. 17,676 792,062
Accel Entertainment, Inc. * 13,457 158,389
Acushnet Holdings Corp. 7,418 540,179
Adient PLC * 22,496 437,772
Advance Auto Parts, Inc. 16,010 744,305
Aeva Technologies, Inc. †* 8,119 306,817
Allegiant Travel Co. * 4,071 223,701
AMC Entertainment Holdings, Inc. Class A †* 116,078 359,842
American Axle & Manufacturing Holdings, Inc. * 29,740 121,339
American Eagle Outfitters, Inc. 45,282 435,613
American Outdoor Brands, Inc. * 2,568 26,836
America's Car-Mart, Inc. * 1,874 105,019
Arhaus, Inc. * 13,116 113,716
Arko Corp. 21,793 92,184
Asbury Automotive Group, Inc. * 5,245 1,251,142
Atlanta Braves Holdings, Inc. Class A †* 2,089 102,800
Atlanta Braves Holdings, Inc. Class C * 11,931 558,013
Bally's Corp. * 2,022 19,371
Barnes & Noble Education, Inc. * 3,948 46,468
Bassett Furniture Industries, Inc. 1,893 28,774
Beazer Homes USA, Inc. * 7,752 173,412
Biglari Holdings, Inc. Class B * 148 43,247
BJ's Restaurants, Inc. * 5,774 257,520
Blink Charging Co. †* 3,561 3,347
Bloomin' Brands, Inc. 22,836 196,618
Blue Bird Corp. * 8,448 364,616
BlueLinx Holdings, Inc. * 2,208 164,231
Boot Barn Holdings, Inc. * 8,211 1,248,072
Brinker International, Inc. * 11,828 2,132,943
Buckle, Inc. 8,115 368,015
Build-A-Bear Workshop, Inc. 3,148 162,311
Caleres, Inc. 8,951 109,381
Camping World Holdings, Inc. Class A  16,163 277,842
Capri Holdings Ltd. * 31,098 550,435

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Carter's, Inc. 9,570 $ 288,344
Cavco Industries, Inc. * 2,035 884,065
Century Communities, Inc. 7,384 415,867
Champion Homes, Inc. * 14,403 901,772
Cheesecake Factory, Inc. † 12,502 783,375
Cinemark Holdings, Inc. * 28,964 874,134
Citi Trends, Inc. * 1,465 48,916
Clarus Corp. 6,816 23,652
Clean Energy Fuels Corp. * 41,361 80,654
CompX International, Inc. 849 22,558
Cooper-Standard Holdings, Inc. * 4,782 102,813
Cracker Barrel Old Country Store, Inc. 5,748 351,088
Daktronics, Inc. * 10,368 156,764
Dana, Inc. 35,390 606,938
Dave & Buster's Entertainment, Inc. * 7,292 219,343
Denny's Corp. * 14,657 60,094
Designer Brands, Inc. Class A  10,451 24,873
Dine Brands Global, Inc. 4,225 102,794
Dorman Products, Inc. * 7,349 901,502
Douglas Dynamics, Inc. 6,263 184,571
Dream Finders Homes, Inc. Class A * 8,133 204,382
El Pollo Loco Holdings, Inc. * 6,422 70,706
Ermenegildo Zegna NV (Italy)  16,401 140,229
Escalade, Inc. 2,759 38,571
Ethan Allen Interiors, Inc. 6,268 174,564
Everi Holdings, Inc. * 22,553 321,155
EVgo, Inc. * 35,441 129,360
EVI Industries, Inc. 2,052 44,795
First Watch Restaurant Group, Inc. * 11,048 177,210
FirstCash Holdings, Inc. 10,577 1,429,376
Flexsteel Industries, Inc. 795 28,644
Foot Locker, Inc. * 22,888 560,756
Forestar Group, Inc. * 5,532 110,640
Fox Factory Holding Corp. * 10,991 285,107
Frontier Group Holdings, Inc. * 22,685 82,347
Full House Resorts, Inc. * 1,239 4,535
Funko, Inc. Class A * 7,773 36,999
G-III Apparel Group Ltd. * 9,980 223,552
Garrett Motion, Inc. (Switzerland)  33,874 356,016
Genesco, Inc. * 2,882 56,747
Genius Sports Ltd. * (United Kingdom)  59,123 614,879
Gentherm, Inc. * 8,044 227,565
Global Business Travel Group I * 25,949 163,479
Global Industrial Co. 3,431 92,671
GMS, Inc. * 10,492 1,141,005
Golden Entertainment, Inc. 5,107 150,299
Goodyear Tire & Rubber Co. * 69,887 724,728
Green Brick Partners, Inc. * 8,372 526,431
Group 1 Automotive, Inc. 3,371 1,472,149
GrowGeneration Corp. * 3,864 3,613
Hamilton Beach Brands Holding Co. Class A  2,222 39,752
Hanesbrands, Inc. * 95,629 437,981
Haverty Furniture Cos., Inc. 4,176 84,982
Hilton Grand Vacations, Inc. * 16,558 687,654
HNI Corp. 12,483 613,914
Holley, Inc. * 13,491 26,982
Hooker Furnishings Corp. 436 4,613
Hovnanian Enterprises, Inc. Class A * 1,282 134,033
Hudson Technologies, Inc. * 10,472 85,033
Hyliion Holdings Corp. * 34,034 44,925
IMAX Corp. * 11,322 316,563
indie Semiconductor, Inc. Class A †* (China)  51,376 182,899
Installed Building Products, Inc. † 6,237 1,124,656
Interface, Inc. 15,088 315,792
a Shares Value
International Game Technology PLC 29,659 $ 468,909
J Jill, Inc. 2,578 37,742
Jack in the Box, Inc. † 5,071 88,540
JAKKS Pacific, Inc. * 2,233 46,402
JetBlue Airways Corp. * 83,542 353,383
Johnson Outdoors, Inc. Class A  1,483 44,890
KB Home 18,741 992,711
Kohl's Corp. 29,381 249,151
Kontoor Brands, Inc. 14,835 978,665
Krispy Kreme, Inc. 21,998 64,014
Kura Sushi USA, Inc. Class A * 1,667 143,495
La-Z-Boy, Inc. 11,088 412,141
Lakeland Industries, Inc. 2,326 31,657
LCI Industries 6,632 604,772
Leggett & Platt, Inc. 35,624 317,766
Leslie's, Inc. * 4,367 1,834
LGI Homes, Inc. * 5,427 279,599
Life Time Group Holdings, Inc. * 36,269 1,100,039
Lindblad Expeditions Holdings, Inc. * 9,512 111,005
Lionsgate Studios Corp. * 50,159 291,424
Livewire Group, Inc. †* 9,490 43,654
Lovesac Co. * 3,938 71,672
Luminar Technologies, Inc. †* 6,767 19,421
M/I Homes, Inc. * 7,063 791,904
Madison Square Garden Entertainment Corp. * 10,727 428,758
Malibu Boats, Inc. Class A * 5,217 163,501
Marcus Corp. 6,225 104,953
Marine Products Corp. 2,063 17,556
MarineMax, Inc. * 4,876 122,583
Marriott Vacations Worldwide Corp. 8,644 625,048
MasterCraft Boat Holdings, Inc. * 4,460 82,867
Meritage Homes Corp. 18,837 1,261,514
Methode Electronics, Inc. 9,201 87,501
Microvast Holdings, Inc. * 52,899 192,023
Miller Industries, Inc. 2,767 123,021
MillerKnoll, Inc. 18,483 358,940
Monarch Casino & Resort, Inc. 3,350 289,574
Motorcar Parts of America, Inc. * 4,792 53,670
Movado Group, Inc. 3,536 53,924
MRC Global, Inc. * 23,625 323,899
National Vision Holdings, Inc. * 21,015 483,555
Nu Skin Enterprises, Inc. Class A  13,967 111,596
ODP Corp. * 8,063 146,182
ONE Group Hospitality, Inc. * 488 1,976
OneSpaWorld Holdings Ltd. (Bahamas)  26,424 538,785
OneWater Marine, Inc. Class A * 2,729 36,541
OPENLANE, Inc. * 28,515 697,192
Oxford Industries, Inc. 3,837 154,439
Papa John's International, Inc. 8,668 424,212
Patrick Industries, Inc. 8,694 802,195
PC Connection, Inc. 3,138 206,418
Peloton Interactive, Inc. Class A * 98,524 683,757
Petco Health & Wellness Co., Inc. * 20,560 58,185
Phinia, Inc. 10,572 470,348
Polaris, Inc. 14,280 580,482
Portillo's, Inc. Class A †* 15,303 178,586
Potbelly Corp. * 6,208 76,048
PriceSmart, Inc. 6,840 718,474
Purple Innovation, Inc. * 4,007 2,922
Pursuit Attractions & Hospitality, Inc. * 5,257 151,559
RCI Hospitality Holdings, Inc. 2,125 81,005
Red Rock Resorts, Inc. Class A  13,136 683,466
Reservoir Media, Inc. * 5,058 38,795
Resideo Technologies, Inc. * 39,754 876,973

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
REV Group, Inc. 13,496 $ 642,275
Rocky Brands, Inc. 1,966 43,626
Rush Enterprises, Inc. Class A  16,697 860,062
Rush Enterprises, Inc. Class B  2,458 128,996
Rush Street Interactive, Inc. * 23,744 353,786
Sabre Corp. * 98,602 311,582
Sally Beauty Holdings, Inc. * 27,063 250,603
Savers Value Village, Inc. * 5,417 55,253
ScanSource, Inc. * 6,074 253,954
Shake Shack, Inc. Class A * 10,378 1,459,147
Shoe Carnival, Inc. 4,498 84,158
Shyft Group, Inc. 9,084 113,913
Signet Jewelers Ltd. (NYSE) 11,162 887,937
Six Flags Entertainment Corp. †* 25,623 779,708
SkyWest, Inc. * 10,885 1,120,828
Sleep Number Corp. * 6,003 40,550
Solid Power, Inc. * 43,183 94,571
Sonic Automotive, Inc. Class A  3,848 307,571
Sonos, Inc. * 32,225 348,352
Spirit Aviation Holdings, Inc. * 4,049 20,205
Standard Motor Products, Inc. 5,685 174,643
Starz Entertainment Corp. * 3,343 53,722
Steelcase, Inc. Class A  24,500 255,535
Steven Madden Ltd. 19,281 462,358
Strattec Security Corp. * 825 51,323
Sun Country Airlines Holdings, Inc. * 13,794 162,079
Super Group SGHC Ltd. (Guernsey)  42,653 467,903
Superior Group of Cos., Inc. 3,914 40,314
Sweetgreen, Inc. Class A * 28,259 420,494
Taylor Morrison Home Corp. * 26,372 1,619,768
ThredUp, Inc. Class A * 24,474 183,310
Tile Shop Holdings, Inc. * 8,286 52,699
Tilly's, Inc. Class A †* 1,148 1,584
Titan International, Inc. * 12,086 124,123
Titan Machinery, Inc. * 5,899 116,859
Topgolf Callaway Brands Corp. * 34,399 276,912
Torrid Holdings, Inc. * 6,756 19,930
Traeger, Inc. * 9,951 17,016
Tri Pointe Homes, Inc. * 24,138 771,209
UniFirst Corp. 3,967 746,669
United Homes Group, Inc. * 1,675 4,857
United Parks & Resorts, Inc. * 7,350 346,552
Urban Outfitters, Inc. * 16,795 1,218,309
Vera Bradley, Inc. * 158 349
Victoria's Secret & Co. * 18,348 339,805
Virco Mfg. Corp. 3,128 24,961
Visteon Corp. * 7,333 684,169
VSE Corp. 5,421 710,043
Wabash National Corp. 11,160 118,631
Warby Parker, Inc. Class A * 26,265 575,991
Webtoon Entertainment, Inc. * (South Korea)  4,452 40,424
Weyco Group, Inc. 1,756 58,229
Wheels Up Experience, Inc. †* 2,471 2,644
Winmark Corp. 802 302,843
Winnebago Industries, Inc. 7,356 213,324
Wolverine World Wide, Inc. 21,361 386,207
XPEL, Inc. * ~ 6,585 236,401
Xperi, Inc. * 11,779 93,172
Xponential Fitness, Inc. Class A * 6,180 46,288
Zumiez, Inc. * 4,250 56,355
74,071,337
Consumer, Non-Cyclical - 21.7%
spacing
10X Genomics, Inc. Class A * 28,085 325,224
a Shares Value
4D Molecular Therapeutics, Inc. * 11,625 $ 43,129
89bio, Inc. * 33,247 326,486
Aardvark Therapeutics, Inc. * 1,028 13,899
Abeona Therapeutics, Inc. * 11,637 66,098
ABM Industries, Inc. 16,750 790,767
Absci Corp. †* 29,024 74,592
Acacia Research Corp. * 9,931 35,553
ACADIA Pharmaceuticals, Inc. * 33,202 716,167
ACCO Brands Corp. 22,859 81,835
Accuray, Inc. * 25,115 34,408
Aclaris Therapeutics, Inc. * 23,241 33,002
Acme United Corp. 746 30,922
Acrivon Therapeutics, Inc. * 268 319
Actinium Pharmaceuticals, Inc. * 564 790
Actuate Therapeutics, Inc. * 2,304 14,077
Acumen Pharmaceuticals, Inc. * 548 636
Acuren Corp. * (Virgin Islands (British))  27,361 302,065
AdaptHealth Corp. * 24,443 230,497
Adaptive Biotechnologies Corp. * 39,976 465,720
ADC Therapeutics SA * (Switzerland)  20,730 55,556
Addus HomeCare Corp. * 4,829 556,253
ADMA Biologics, Inc. * 61,849 1,126,270
Adtalem Global Education, Inc. * 9,937 1,264,285
Adverum Biotechnologies, Inc. * 622 1,337
Agenus, Inc. * 396 1,810
agilon health, Inc. * 79,774 183,480
Agios Pharmaceuticals, Inc. * 14,818 492,847
AirSculpt Technologies, Inc. * 2,943 14,215
Akebia Therapeutics, Inc. * 66,987 243,833
Akero Therapeutics, Inc. * 18,654 995,377
Akoya Biosciences, Inc. †* 1,000 1,300
Alarm.com Holdings, Inc. * 12,633 714,649
Aldeyra Therapeutics, Inc. * 12,512 47,921
Alector, Inc. * 18,776 26,286
Alico, Inc. 1,535 50,164
Alight, Inc. Class A * 114,312 647,006
Alkermes PLC * 43,329 1,239,643
Allogene Therapeutics, Inc. * 36,599 41,357
Alpha Teknova, Inc. * 3,752 18,422
Alphatec Holdings, Inc. * 30,979 343,867
Alta Equipment Group, Inc. 5,874 37,124
Altimmune, Inc. †* 21,301 82,435
Alto Neuroscience, Inc. * 1,058 2,328
Alumis, Inc. †* 13,604 40,812
ALX Oncology Holdings, Inc. * 1,654 687
American Public Education, Inc. * 4,412 134,390
Amicus Therapeutics, Inc. * 75,742 434,002
AMN Healthcare Services, Inc. * 9,923 205,108
Amneal Pharmaceuticals, Inc. * 41,971 339,545
Amphastar Pharmaceuticals, Inc. * 10,067 231,138
Amylyx Pharmaceuticals, Inc. * 16,886 108,239
AnaptysBio, Inc. * 5,171 114,796
Anavex Life Sciences Corp. †* 22,357 206,132
Andersons, Inc. 8,688 319,284
AngioDynamics, Inc. * 10,544 104,596
ANI Pharmaceuticals, Inc. * 4,846 316,201
Anika Therapeutics, Inc. * 3,621 38,310
Annexon, Inc. * 23,967 57,521
Anteris Technologies Global Corp. * 8,962 33,966
Apogee Therapeutics, Inc. * 8,533 370,588
Applied Therapeutics, Inc. * 6,228 1,938
Aquestive Therapeutics, Inc. †* 23,321 77,193
Arbutus Biopharma Corp. * 39,983 123,547
Arcellx, Inc. * 9,786 644,408

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Arcturus Therapeutics Holdings, Inc. * 6,940 $ 90,289
Arcus Biosciences, Inc. * 18,354 149,402
Arcutis Biotherapeutics, Inc. * 27,788 389,588
Ardelyx, Inc. * 60,626 237,654
Ardent Health, Inc. * 5,836 79,720
Arlo Technologies, Inc. * 26,741 453,527
ArriVent Biopharma, Inc. * 6,177 134,473
Arrowhead Pharmaceuticals, Inc. * 32,401 511,936
ARS Pharmaceuticals, Inc. †* 14,629 255,276
Artiva Biotherapeutics, Inc. †* (South Korea)  705 1,065
Artivion, Inc. * 10,446 324,871
Arvinas, Inc. * 16,742 123,221
Astrana Health, Inc. * 11,294 280,995
Astria Therapeutics, Inc. * 11,693 62,674
Atea Pharmaceuticals, Inc. * 21,675 78,030
Atossa Therapeutics, Inc. * 546 453
AtriCure, Inc. * 12,988 425,617
aTyr Pharma, Inc. * 21,002 106,480
Aura Biosciences, Inc. * 10,831 67,802
Aurinia Pharmaceuticals, Inc. * (Canada)  31,795 269,304
Avadel Pharmaceuticals PLC * 24,119 213,453
Avanos Medical, Inc. * 11,711 143,343
Aveanna Healthcare Holdings, Inc. * 14,251 74,533
Avidity Biosciences, Inc. * 30,809 874,976
Avita Medical, Inc. * 6,534 34,565
Axogen, Inc. * 10,725 116,366
Axsome Therapeutics, Inc. * 10,794 1,126,786
Azenta, Inc. * 9,574 294,688
B&G Foods, Inc. 18,757 79,342
Barrett Business Services, Inc. 6,960 290,162
Beam Therapeutics, Inc. * 25,493 433,636
Beauty Health Co. * 34,148 65,223
Benitec Biopharma, Inc. * (Australia)  2,854 33,392
Beta Bionics, Inc. †* 3,285 47,830
Beyond Meat, Inc. †* 16,288 56,845
Bicara Therapeutics, Inc. * 9,064 84,205
BioAge Labs, Inc. * 6,275 25,916
BioCryst Pharmaceuticals, Inc. * 55,912 500,972
Biohaven Ltd. * 24,116 340,277
BioLife Solutions, Inc. * 10,350 222,939
Biomea Fusion, Inc. †* 457 823
Biote Corp. Class A * 5,896 23,702
Bioventus, Inc. Class A * 12,300 81,426
Black Diamond Therapeutics, Inc. * 329 816
Blade Air Mobility, Inc. * 15,595 62,848
Blueprint Medicines Corp. * 17,077 2,188,930
BRC, Inc. Class A * 15,395 20,167
Bridgebio Pharma, Inc. * 41,702 1,800,692
Bright Minds Biosciences, Inc. * (Canada)  1,171 30,575
BrightSpring Health Services, Inc. * 22,651 534,337
BrightView Holdings, Inc. * 15,581 259,424
Brink's Co. 11,602 1,035,943
Brookdale Senior Living, Inc. * 61,261 426,377
Butterfly Network, Inc. * 51,172 102,344
C4 Therapeutics, Inc. * 1,384 1,979
Cabaletta Bio, Inc. * 479 728
Cadiz, Inc. * 17,279 51,664
Cal-Maine Foods, Inc. 12,270 1,222,460
Calavo Growers, Inc. 4,098 108,966
CAMP4 Therapeutics Corp. * 945 1,370
Candel Therapeutics, Inc. * 10,436 52,806
Capricor Therapeutics, Inc. †* 9,342 92,766
Cardiff Oncology, Inc. †* 16,697 52,596
CareDx, Inc. * 14,583 284,952
a Shares Value
Cargo Therapeutics, Inc. * 8,695 $ 35,823
Caribou Biosciences, Inc. * 2,070 2,608
Carriage Services, Inc. 3,508 160,456
Cartesian Therapeutics, Inc. * 2,120 22,027
Cass Information Systems, Inc. 3,619 157,246
Cassava Sciences, Inc. * 798 1,444
Castle Biosciences, Inc. * 7,838 160,052
Catalyst Pharmaceuticals, Inc. * 31,058 673,959
CBIZ, Inc. * 13,963 1,001,287
Celcuity, Inc. * 8,604 114,863
Celldex Therapeutics, Inc. * 17,779 361,803
Central Garden & Pet Co. * 2,480 87,246
Central Garden & Pet Co. Class A * 13,853 433,460
Century Therapeutics, Inc. * 2,090 1,168
Ceribell, Inc. * 6,547 122,625
Cerus Corp. * 46,095 64,994
CervoMed, Inc. * 317 1,992
CG oncology, Inc. * 14,895 387,270
Chefs' Warehouse, Inc. * 9,760 622,786
Chegg, Inc. * 1,772 2,144
Cibus, Inc. * 1,069 1,475
Cidara Therapeutics, Inc. * 2,731 133,027
Cimpress PLC * (Ireland)  4,270 200,690
ClearPoint Neuro, Inc. * 6,600 78,804
Climb Bio, Inc. * 567 703
Clover Health Investments Corp. * 107,792 300,740
Cogent Biosciences, Inc. * 28,303 203,216
Coherus Oncology, Inc. * 26,989 19,737
Collegium Pharmaceutical, Inc. * 8,469 250,428
Community Health Systems, Inc. * 37,184 126,426
Compass Therapeutics, Inc. * 23,956 62,286
CompoSecure, Inc. Class A †* 11,831 166,699
Concentra Group Holdings Parent, Inc. 31,212 642,031
CONMED Corp. 8,462 440,701
Corbus Pharmaceuticals Holdings, Inc. * 649 4,478
Corcept Therapeutics, Inc. * 663 48,664
CoreCivic, Inc. * 28,745 605,657
CorMedix, Inc. * 16,568 204,118
CorVel Corp. * 7,728 794,284
Corvus Pharmaceuticals, Inc. * 13,891 55,564
Coursera, Inc. * 35,802 313,626
CPI Card Group, Inc. * 1,785 42,340
CRA International, Inc. 1,751 328,085
Crinetics Pharmaceuticals, Inc. * 24,184 695,532
CRISPR Therapeutics AG * (Switzerland)  16,741 814,282
Cross Country Healthcare, Inc. * 8,026 104,739
Cullinan Therapeutics, Inc. * 13,414 101,007
Custom Truck One Source, Inc. * 15,914 78,615
CVRx, Inc. * 3,019 17,752
Cytek Biosciences, Inc. * 31,619 107,505
Cytokinetics, Inc. * 31,148 1,029,130
Day One Biopharmaceuticals, Inc. * 18,916 122,954
Delcath Systems, Inc. * 7,676 104,394
Deluxe Corp. 11,751 186,958
Denali Therapeutics, Inc. * 35,390 495,106
Design Therapeutics, Inc. * 7,542 25,417
DiaMedica Therapeutics, Inc. * 6,695 26,110
Dianthus Therapeutics, Inc. * 5,065 94,361
Disc Medicine, Inc. * 6,571 348,000
Distribution Solutions Group, Inc. * 2,532 69,554
DocGo, Inc. * 24,785 38,912
Dole PLC 18,481 258,549
Driven Brands Holdings, Inc. * 15,705 275,780
Dynavax Technologies Corp. * 28,362 281,351

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Dyne Therapeutics, Inc. * 25,016 $ 238,152
Edgewell Personal Care Co. 12,194 285,462
Edgewise Therapeutics, Inc. * 19,029 249,470
Editas Medicine, Inc. * 26,690 58,718
Electromed, Inc. * 1,726 37,955
Eledon Pharmaceuticals, Inc. * 15,151 41,059
Elevation Oncology, Inc. * 1,513 555
Embecta Corp. 15,185 147,143
Emerald Holding, Inc. 3,581 17,368
Emergent BioSolutions, Inc. * 13,195 84,184
Enanta Pharmaceuticals, Inc. * 5,538 41,867
Enhabit, Inc. * 12,538 120,866
Enliven Therapeutics, Inc. * 9,169 183,930
Ennis, Inc. 6,192 112,323
Enovis Corp. * 15,332 480,812
Ensign Group, Inc. 14,966 2,308,655
Entrada Therapeutics, Inc. * 6,143 41,281
Erasca, Inc. * 44,309 56,272
Esperion Therapeutics, Inc. †* 49,009 48,244
Eton Pharmaceuticals, Inc. * 6,212 88,521
European Wax Center, Inc. Class A * 8,084 45,513
EVERTEC, Inc. 17,406 627,486
Evolus, Inc. * 14,450 133,084
EyePoint Pharmaceuticals, Inc. * 16,588 156,093
Fate Therapeutics, Inc. * 30,002 33,602
Fennec Pharmaceuticals, Inc. * (Canada)  5,332 44,256
Fibrobiologics, Inc. * 1,841 1,145
First Advantage Corp. * 21,112 350,670
FiscalNote Holdings, Inc. †* 1,356 727
FitLife Brands, Inc. * 1,575 20,506
Flywire Corp. * 30,693 359,108
Foghorn Therapeutics, Inc. * 6,597 31,006
Forafric Global PLC * (Gibraltar)  571 4,454
Forrester Research, Inc. * 3,244 32,116
Fortrea Holdings, Inc. * 24,376 120,417
Fractyl Health, Inc. * 693 1,123
Franklin Covey Co. * 3,006 68,597
Fresh Del Monte Produce, Inc. 9,003 291,877
Fulcrum Therapeutics, Inc. * 14,056 96,705
Fulgent Genetics, Inc. * 5,928 117,849
GeneDx Holdings Corp. * 5,017 463,119
Generation Bio Co. * 2,389 765
GEO Group, Inc. * 36,556 875,516
Geron Corp. * 165,284 233,050
Ginkgo Bioworks Holdings, Inc. * 9,317 104,816
Glaukos Corp. * 14,916 1,540,674
Gossamer Bio, Inc. * 49,616 61,028
Graham Holdings Co. Class B  848 802,352
GRAIL, Inc. * 7,677 394,751
Green Dot Corp. Class A * 15,190 163,748
Greenwich Lifesciences, Inc. †* 1,743 15,809
Grocery Outlet Holding Corp. * 25,238 313,456
Guardant Health, Inc. * 31,871 1,658,567
Guardian Pharmacy Services, Inc. Class A * 3,389 72,220
Gyre Therapeutics, Inc. * 4,831 35,508
Hackett Group, Inc. 6,475 164,594
Haemonetics Corp. * 13,450 1,003,504
Hain Celestial Group, Inc. * 22,708 34,516
Harmony Biosciences Holdings, Inc. * 11,664 368,582
Harrow, Inc. * 8,658 264,415
Harvard Bioscience, Inc. * 2,477 1,099
Healthcare Services Group, Inc. * 19,310 290,229
HealthEquity, Inc. * 22,763 2,384,652
Heidrick & Struggles International, Inc. 5,381 246,235
a Shares Value
Helen of Troy Ltd. * 5,966 $ 169,315
Herbalife Ltd. * 27,671 238,524
Herc Holdings, Inc. 8,729 1,149,522
Heron Therapeutics, Inc. * 40,509 83,854
Hertz Global Holdings, Inc. * 32,031 218,772
HF Foods Group, Inc. * 10,129 32,210
HireQuest, Inc. 1,321 13,223
Honest Co., Inc. * 25,018 127,342
Humacyte, Inc. †* 33,224 69,438
Huron Consulting Group, Inc. * 4,658 640,661
ICF International, Inc. 4,893 414,486
ICU Medical, Inc. * 6,453 852,764
Ideaya Biosciences, Inc. * 22,596 474,968
IGM Biosciences, Inc. * 899 1,007
ImmunityBio, Inc. †* 61,162 161,468
Immunome, Inc. * 20,356 189,311
Immunovant, Inc. * 18,248 291,968
Indivior PLC * (United Kingdom)  29,105 429,008
Information Services Group, Inc. 9,851 47,285
InfuSystem Holdings, Inc. * 276 1,722
Ingles Markets, Inc. Class A  3,825 242,428
Inhibikase Therapeutics, Inc. * 14,102 27,499
Inhibrx Biosciences, Inc. * 2,308 32,935
Inmode Ltd. †* 877 12,664
Inmune Bio, Inc. †* 3,634 8,395
Innovage Holding Corp. * 5,223 19,273
Innoviva, Inc. * 16,774 336,990
Inogen, Inc. * 6,640 46,679
Inovio Pharmaceuticals, Inc. * 405 824
Insperity, Inc. 9,575 575,649
Integer Holdings Corp. * 9,205 1,131,939
Integra LifeSciences Holdings Corp. * 17,747 217,756
Intellia Therapeutics, Inc. * 28,342 265,848
Interparfums, Inc. 4,922 646,308
Invivyd, Inc. * 5,232 3,741
Iovance Biotherapeutics, Inc. †* 70,744 121,680
iRadimed Corp. 2,073 123,945
iRhythm Technologies, Inc. * 8,512 1,310,508
Ironwood Pharmaceuticals, Inc. * 36,462 26,151
Ispire Technology, Inc. * 5,028 12,872
iTeos Therapeutics, Inc. * 7,977 79,531
J&J Snack Foods Corp. 4,171 473,033
Jade Biosciences, Inc. 6,841 68,342
Janux Therapeutics, Inc. * 10,467 241,788
Jasper Therapeutics, Inc. * 98 544
John B Sanfilippo & Son, Inc. 1,998 126,354
John Wiley & Sons, Inc. Class A  11,149 497,580
Joint Corp. * 3,809 43,956
Journey Medical Corp. * 2,852 20,477
KalVista Pharmaceuticals, Inc. * 10,599 119,822
Kelly Services, Inc. Class A  8,102 94,874
Keros Therapeutics, Inc. * 9,029 120,537
Kestra Medical Technologies Ltd. * 3,335 55,294
Kforce, Inc. 4,861 199,933
KinderCare Learning Cos., Inc. * 7,293 73,659
Kiniksa Pharmaceuticals International PLC * 1,005 27,808
Kodiak Sciences, Inc. * 9,520 35,510
Korn Ferry 13,755 1,008,654
Korro Bio, Inc. * 1,808 22,582
KORU Medical Systems, Inc. * 10,668 38,191
Krystal Biotech, Inc. * 6,557 901,325
Kura Oncology, Inc. * 21,852 126,086
Kymera Therapeutics, Inc. * 12,584 549,166
Kyverna Therapeutics, Inc. * 407 1,249

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Lancaster Colony Corp. 5,348 $ 923,974
Lantheus Holdings, Inc. * 18,102 1,481,830
Larimar Therapeutics, Inc. * 12,506 36,142
Laureate Education, Inc. * 34,509 806,820
Legalzoom.com, Inc. * 29,760 265,162
LeMaitre Vascular, Inc. 5,535 459,682
LENSAR, Inc. * 2,323 30,594
LENZ Therapeutics, Inc. * 4,749 139,193
Lexeo Therapeutics, Inc. * 6,843 27,509
Lifecore Biomedical, Inc. * 6,103 49,556
LifeStance Health Group, Inc. * 36,295 187,645
Lifevantage Corp. 2,152 28,148
Lifeway Foods, Inc. * 1,536 37,862
Ligand Pharmaceuticals, Inc. * 5,099 579,654
Limoneira Co. 4,181 65,433
Lincoln Educational Services Corp. * 7,928 182,740
Liquidia Corp. * 16,995 211,758
LivaNova PLC * 14,581 656,437
Lucid Diagnostics, Inc. * 17,049 19,606
MacroGenics, Inc. * 1,453 1,758
Madrigal Pharmaceuticals, Inc. * 4,504 1,363,091
Mama's Creations, Inc. * 9,408 78,086
MannKind Corp. * 80,454 300,898
Maravai LifeSciences Holdings, Inc. Class A * 28,705 69,179
MarketWise, Inc. 678 13,418
Marqeta, Inc. Class A * 103,207 601,697
Matthews International Corp. Class A  7,785 186,139
MaxCyte, Inc. * 24,643 53,722
Maze Therapeutics, Inc. †* 2,134 26,184
MBX Biosciences, Inc. * 4,165 47,523
Medifast, Inc. * 3,048 42,824
MediWound Ltd. †* (Israel)  2,297 44,493
MeiraGTx Holdings PLC * 12,793 83,410
Mercurity Fintech Holding, Inc. * (China)  8,415 32,398
Merit Medical Systems, Inc. * 15,583 1,456,699
Mersana Therapeutics, Inc. * 7,913 2,342
Metagenomi, Inc. * 406 601
Metsera, Inc. †* 4,738 134,796
MGP Ingredients, Inc. 3,686 110,469
MiMedx Group, Inc. * 30,988 189,337
Mind Medicine MindMed, Inc. †* 18,425 119,578
Mineralys Therapeutics, Inc. * 10,419 140,969
Mirum Pharmaceuticals, Inc. * 11,594 590,019
Mission Produce, Inc. * 12,843 150,520
Mister Car Wash, Inc. * 27,284 163,977
ModivCare, Inc. †* 520 1,622
Monopar Therapeutics, Inc. * 1,058 37,855
Monro, Inc. 7,748 115,523
Monte Rosa Therapeutics, Inc. * 13,934 62,842
Myomo, Inc. * 8,569 18,509
Myriad Genetics, Inc. * 23,291 123,675
Nano-X Imaging Ltd. †* (Israel)  17,850 92,284
Nathan's Famous, Inc. 756 83,598
National Beverage Corp. * 6,087 263,202
National HealthCare Corp. 3,317 354,952
National Research Corp. 3,989 67,015
Natural Grocers by Vitamin Cottage, Inc. Class C  3,450 135,412
Nature's Sunshine Products, Inc. * 3,163 46,781
Nautilus Biotechnology, Inc. SPAC * 2,359 1,710
Nektar Therapeutics * 257 6,641
Neogen Corp. * 59,541 284,606
NeoGenomics, Inc. * 33,308 243,481
Neumora Therapeutics, Inc. * 5,070 3,718
Neurogene, Inc. * 3,044 45,508
a Shares Value
Neuronetics, Inc. * 9,669 $ 33,745
NeuroPace, Inc. * 6,066 67,575
Niagen Bioscience, Inc. * 13,975 201,380
Nkarta, Inc. * 15,785 26,203
Novavax, Inc. * 39,582 249,367
Novocure Ltd. * 27,155 483,359
Nurix Therapeutics, Inc. * 19,487 221,957
Nuvalent, Inc. Class A * 11,448 873,482
Nuvation Bio, Inc. * 66,243 129,174
Nuvectis Pharma, Inc. * 3,273 24,449
Ocugen, Inc. †* 7,318 7,101
Ocular Therapeutix, Inc. * 37,608 349,002
Olaplex Holdings, Inc. * 41,466 58,052
Olema Pharmaceuticals, Inc. * 15,748 67,086
Omeros Corp. †* 14,135 42,405
OmniAb, Inc. * 25,109 43,690
Omnicell, Inc. * 12,059 354,535
Oncology Institute, Inc. * 15,746 32,279
OPKO Health, Inc. * 98,924 130,580
Option Care Health, Inc. * 44,005 1,429,282
OraSure Technologies, Inc. * 20,519 61,557
Organogenesis Holdings, Inc. * 21,142 77,380
ORIC Pharmaceuticals, Inc. * 12,099 122,805
Orthofix Medical, Inc. * 10,313 114,990
OrthoPediatrics Corp. * 4,047 86,930
Oruka Therapeutics, Inc. 6,359 71,284
Oscar Health, Inc. Class A †* 48,951 1,049,509
Outlook Therapeutics, Inc. * 285 456
Ovid therapeutics, Inc. * 3,507 1,157
Owens & Minor, Inc. * 19,798 180,162
Pacific Biosciences of California, Inc. †* 70,790 87,780
Pacira BioSciences, Inc. * 12,004 286,896
PACS Group, Inc. * 11,757 151,900
Palvella Therapeutics, Inc. * 1,780 40,121
Payoneer Global, Inc. * 74,402 509,654
Paysafe Ltd. * 9,404 118,678
Pediatrix Medical Group, Inc. * 22,173 318,183
Pennant Group, Inc. * 9,032 269,605
PepGen, Inc. * 1,200 1,332
Perdoceo Education Corp. 16,495 539,222
Performant Healthcare, Inc. * 16,160 64,640
Personalis, Inc. * 10,600 69,536
Perspective Therapeutics, Inc. * 15,790 54,318
Phathom Pharmaceuticals, Inc. †* 10,631 101,951
Phibro Animal Health Corp. Class A  5,264 134,443
Pliant Therapeutics, Inc. * 3,453 4,005
Praxis Precision Medicines, Inc. * 4,973 209,115
Precigen, Inc. * 34,261 48,651
Prelude Therapeutics, Inc. * 482 390
Premier, Inc. Class A  24,510 537,504
Prestige Consumer Healthcare, Inc. * 13,223 1,055,857
Prime Medicine, Inc. †* 17,031 42,067
Priority Technology Holdings, Inc. * 6,911 53,768
Privia Health Group, Inc. * 30,658 705,134
PROCEPT BioRobotics Corp. * 14,005 806,688
PROG Holdings, Inc. 10,435 306,267
Progyny, Inc. * 18,341 403,502
ProKidney Corp. †* 2,657 1,573
Protagonist Therapeutics, Inc. * 15,661 865,583
Protalix BioTherapeutics, Inc. * 18,218 26,963
Protara Therapeutics, Inc. * 8,357 25,322
Prothena Corp. PLC * (Ireland)  10,522 63,869
PTC Therapeutics, Inc. * 20,723 1,012,111
Pulmonx Corp. * 10,089 26,131

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Pulse Biosciences, Inc. †* 5,237 $ 79,026
Puma Biotechnology, Inc. * 12,338 42,319
Pyxis Oncology, Inc. * 1,165 1,281
Q32 Bio, Inc. * 456 679
Quad/Graphics, Inc. 7,133 40,301
Quanex Building Products Corp. 13,593 256,908
Quanterix Corp. * 8,390 55,793
Quantum-Si, Inc. †* 34,092 66,820
QuidelOrtho Corp. * 17,990 518,472
Quipt Home Medical Corp. * 1,108 1,983
RadNet, Inc. * 17,763 1,010,892
Rapport Therapeutics, Inc. * 4,463 50,744
RCM Technologies, Inc. * 1,125 26,516
Recursion Pharmaceuticals, Inc. Class A †* 90,436 457,606
REGENXBIO, Inc. * 13,644 112,017
Relay Therapeutics, Inc. * 35,982 124,498
Remitly Global, Inc. * 41,516 779,255
Renovaro, Inc. * 6,782 1,959
Repay Holdings Corp. * 23,929 115,338
Replimune Group, Inc. * 17,578 163,300
Resources Connection, Inc. 9,146 49,114
Revolution Medicines, Inc. * 2,100 77,259
Rezolute, Inc. * 17,509 78,090
Rhythm Pharmaceuticals, Inc. * 14,665 926,681
Rigel Pharmaceuticals, Inc. * 4,675 87,563
Rocket Pharmaceuticals, Inc. * 19,540 47,873
RxSight, Inc. * 9,397 122,161
Sage Therapeutics, Inc. * 14,920 136,070
Sana Biotechnology, Inc. †* 34,186 93,328
Sanara Medtech, Inc. * 878 24,926
SANUWAVE Health, Inc. * 1,384 45,478
Savara, Inc. * 30,706 70,010
Scholar Rock Holding Corp. * 21,407 758,236
scPharmaceuticals, Inc. * 7,529 28,685
Select Medical Holdings Corp. 30,049 456,144
SELLAS Life Sciences Group, Inc. * 21,230 46,494
Semler Scientific, Inc. * 2,238 86,700
Seneca Foods Corp. Class A * 1,253 127,092
Septerna, Inc. †* 6,376 67,394
Sezzle, Inc. * 3,950 708,037
Shattuck Labs, Inc. * 2,480 1,964
SI-BONE, Inc. * 10,908 205,289
SIGA Technologies, Inc. 13,106 85,451
Simply Good Foods Co. * 25,018 790,319
Sionna Therapeutics, Inc. * 2,405 41,727
Skye Bioscience, Inc. †* 751 3,139
Soleno Therapeutics, Inc. * 10,718 897,954
Solesence, Inc. * 4,378 19,088
Solid Biosciences, Inc. * 17,418 84,826
Sonida Senior Living, Inc. * 1,816 45,309
SoundThinking, Inc. * 3,390 44,256
SpartanNash Co. 8,697 230,384
Spectrum Brands Holdings, Inc. 6,983 370,099
Spire Global, Inc. †* 7,267 86,477
SpringWorks Therapeutics, Inc. * 19,417 912,405
Sprouts Farmers Market, Inc. * 375 61,740
Spyre Therapeutics, Inc. * 13,265 198,577
STAAR Surgical Co. * 12,928 216,932
Stereotaxis, Inc. * 16,233 34,414
Stoke Therapeutics, Inc. * 10,937 124,135
StoneCo Ltd. Class A * (Brazil)  64,866 1,040,451
Strategic Education, Inc. 6,439 548,152
Stride, Inc. * 11,409 1,656,473
SunOpta, Inc. * (Canada)  23,974 139,049
a Shares Value
Supernus Pharmaceuticals, Inc. * 14,430 $ 454,834
Surgery Partners, Inc. * 21,044 467,808
Surmodics, Inc. * 3,700 109,927
Sutro Biopharma, Inc. * 2,383 1,701
Syndax Pharmaceuticals, Inc. * 23,324 218,429
Tactile Systems Technology, Inc. * 6,465 65,555
Tandem Diabetes Care, Inc. * 17,961 334,793
Tango Therapeutics, Inc. †* 20,131 103,071
Target Hospitality Corp. * 8,030 57,174
Tarsus Pharmaceuticals, Inc. * 10,338 418,792
Taysha Gene Therapies, Inc. * 47,466 109,646
Tectonic Therapeutic, Inc. * 2,626 52,179
Tejon Ranch Co. * 5,981 101,438
Teladoc Health, Inc. * 47,144 410,624
Telomir Pharmaceuticals, Inc. * 447 559
Tenaya Therapeutics, Inc. * 2,568 1,570
Terns Pharmaceuticals, Inc. * 17,230 64,268
Tevogen Bio Holdings, Inc. †* 7,780 9,725
TG Therapeutics, Inc. * 38,745 1,394,433
Theravance Biopharma, Inc. * 9,104 100,417
Third Harmonic Bio, Inc. * 5,379 29,208
Tonix Pharmaceuticals Holding Corp. * 1,510 54,330
Tootsie Roll Industries, Inc. 4,225 141,326
Tourmaline Bio, Inc. * 4,718 75,441
Transcat, Inc. * 2,486 213,697
TransMedics Group, Inc. * 8,868 1,188,401
Travere Therapeutics, Inc. * 23,589 349,117
Treace Medical Concepts, Inc. * 13,365 78,586
TreeHouse Foods, Inc. * 13,571 263,549
Trevi Therapeutics, Inc. * 18,930 103,547
TriNet Group, Inc. 8,023 586,802
TriSalus Life Sciences, Inc. * 3,867 21,075
TrueBlue, Inc. * 7,218 46,773
TScan Therapeutics, Inc. * 737 1,069
TuHURA Biosciences, Inc. * (Canada)  7,879 17,570
Turning Point Brands, Inc. 4,537 343,768
Tvardi Therapeutics, Inc. * 900 20,997
Twist Bioscience Corp. * 15,498 570,171
Tyra Biosciences, Inc. * 6,615 63,306
U.S. Physical Therapy, Inc. 3,905 305,371
Udemy, Inc. * 24,572 172,741
UFP Technologies, Inc. * 2,003 489,052
United Natural Foods, Inc. * 16,343 380,955
Universal Corp. 6,354 370,057
Universal Technical Institute, Inc. * 11,927 404,206
Upbound Group, Inc. 14,079 353,383
Upstream Bio, Inc. †* 9,185 100,851
UroGen Pharma Ltd. †* 10,339 141,644
USANA Health Sciences, Inc. * 2,847 86,919
Utah Medical Products, Inc. 633 36,030
Utz Brands, Inc. 19,269 241,826
Vanda Pharmaceuticals, Inc. * 13,207 62,337
Varex Imaging Corp. * 9,617 83,379
Vaxcyte, Inc. * 33,543 1,090,483
Ventyx Biosciences, Inc. * 1,094 2,341
Vera Therapeutics, Inc. * 13,706 322,913
Veracyte, Inc. * 20,967 566,738
Verastem, Inc. * 12,688 52,655
Vericel Corp. * 13,435 571,659
Verra Mobility Corp. * 42,881 1,088,749
Veru, Inc. †* 2,680 1,559
Verve Therapeutics, Inc. * 18,314 205,666
Vestis Corp. 30,798 176,473
Viemed Healthcare, Inc. * 8,103 55,992

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Village Super Market, Inc. Class A  2,310 $ 88,935
Vir Biotechnology, Inc. * 23,174 116,797
Viridian Therapeutics, Inc. * 18,737 261,943
Vita Coco Co., Inc. * 10,863 392,154
Vital Farms, Inc. * 9,038 348,144
Voyager Therapeutics, Inc. * 10,557 32,832
Waldencast PLC Class A * 12,691 31,093
WaVe Life Sciences Ltd. * 29,830 193,895
WD-40 Co. 3,635 829,107
Weis Markets, Inc. 4,344 314,897
Werewolf Therapeutics, Inc. * 1,573 1,715
Westrock Coffee Co. †* 9,330 53,461
Willdan Group, Inc. * 3,842 240,163
WK Kellogg Co. † 17,112 272,765
X4 Pharmaceuticals, Inc. * 313 595
XBiotech, Inc. * 405 1,203
Xencor, Inc. * 19,698 154,826
Xenon Pharmaceuticals, Inc. * (Canada)  20,194 632,072
Xeris Biopharma Holdings, Inc. * 40,057 187,066
XOMA Royalty Corp. * 2,529 63,731
Y-mAbs Therapeutics, Inc. * 10,128 45,677
Zenas Biopharma, Inc. †* 5,217 50,553
Zentalis Pharmaceuticals, Inc. * 2,716 3,151
Zevia PBC Class A * 8,499 27,367
Zevra Therapeutics, Inc. †* 13,714 120,820
Zimvie, Inc. * 6,622 61,916
ZipRecruiter, Inc. Class A * 16,470 82,515
Zura Bio Ltd. * (United Kingdom)  1,013 1,064
Zymeworks, Inc. * 14,263 179,001
Zynex, Inc. * 826 2,131
148,600,906
Energy - 4.5%
spacing
Aemetis, Inc. †* 424 1,052
Alpha Metallurgical Resources, Inc. * 3,131 352,175
Archrock, Inc. 43,677 1,084,500
Aris Water Solutions, Inc. Class A  8,286 195,964
Array Technologies, Inc. †* 40,072 236,425
ASP Isotopes, Inc. †* 16,418 120,836
Atlas Energy Solutions, Inc. † 20,740 277,294
Berry Corp. 22,531 62,411
BKV Corp. * (Thailand)  4,431 106,876
Borr Drilling Ltd. †* (Mexico)  61,186 111,970
Bristow Group, Inc. * 7,594 250,374
California Resources Corp. 17,469 797,809
ChampionX Corp. 51,097 1,269,249
CNX Resources Corp. * 38,315 1,290,449
Complete Solaria, Inc. * 14,495 26,671
Comstock Resources, Inc. * 19,847 549,166
Core Laboratories, Inc. 12,199 140,532
Core Natural Resources, Inc. 14,123 984,938
Crescent Energy Co. Class A  47,747 410,624
CVR Energy, Inc. 8,260 221,781
Delek U.S. Holdings, Inc. 16,612 351,842
Diversified Energy Co. PLC ~ 14,648 214,886
DMC Global, Inc. * 5,294 42,670
DNOW, Inc. * 29,052 430,841
Empire Petroleum Corp. * 3,413 18,021
Energy Vault Holdings, Inc. †* 1,606 1,151
Eos Energy Enterprises, Inc. * 59,137 302,781
Epsilon Energy Ltd. 4,239 31,284
Evolution Petroleum Corp. 7,880 37,036
Excelerate Energy, Inc. Class A  6,263 183,631
Expro Group Holdings NV * 27,442 235,727
a Shares Value
Flotek Industries, Inc. * 3,537 $ 52,206
Flowco Holdings, Inc. Class A  4,626 82,389
Fluence Energy, Inc. †* 20,143 135,160
Forum Energy Technologies, Inc. * 2,626 51,128
FuelCell Energy, Inc. †* 131 735
FutureFuel Corp. 7,097 27,536
Geospace Technologies Corp. * 848 12,092
Gevo, Inc. * 59,860 79,015
Golar LNG Ltd. †(Cameroon)  26,599 1,095,613
Granite Ridge Resources, Inc. 14,859 94,652
Green Plains, Inc. * 16,719 100,816
Gulfport Energy Corp. * 4,065 817,756
Hallador Energy Co. * 8,305 131,468
Helix Energy Solutions Group, Inc. * 37,587 234,543
Helmerich & Payne, Inc. 26,044 394,827
HighPeak Energy, Inc. † 4,432 43,434
Infinity Natural Resources, Inc. Class A * 3,983 72,929
Innovex International, Inc. * 10,664 166,572
Kinetik Holdings, Inc. 11,664 513,799
Kodiak Gas Services, Inc. 14,400 493,488
Kolibri Global Energy, Inc. * (Canada)  9,020 61,787
Kosmos Energy Ltd. * (Ghana)  122,057 209,938
Liberty Energy, Inc. 42,351 486,189
Magnolia Oil & Gas Corp. Class A  49,412 1,110,782
Mammoth Energy Services, Inc. * 5,587 15,644
Matrix Service Co. * 7,719 104,284
Montauk Renewables, Inc. * 18,769 41,667
Murphy Oil Corp. 36,281 816,323
Nabors Industries Ltd. * 3,764 105,467
NACCO Industries, Inc. Class A  1,080 47,855
National Energy Services Reunited Corp. * 14,575 87,742
Natural Gas Services Group, Inc. * 3,012 77,740
New Fortress Energy, Inc. 45,200 150,064
NextDecade Corp. * 35,594 317,143
NextNRG, Inc. * 6,155 17,049
Noble Corp. PLC 33,752 896,116
Northern Oil & Gas, Inc. † 24,889 705,603
NPK International, Inc. * 21,427 182,344
Oceaneering International, Inc. * 25,488 528,111
Oil States International, Inc. * 17,196 92,171
OPAL Fuels, Inc. Class A * 7,394 17,893
Par Pacific Holdings, Inc. * 14,317 379,830
Patterson-UTI Energy, Inc. 95,493 566,273
PBF Energy, Inc. Class A  22,446 486,405
Peabody Energy Corp. 33,066 443,746
Plug Power, Inc. †* 243,083 362,194
Prairie Operating Co. * 8,052 24,116
PrimeEnergy Resources Corp. * 145 21,225
ProFrac Holding Corp. Class A †* 2,590 20,098
ProPetro Holding Corp. * 22,903 136,731
Ramaco Resources, Inc. Class A  9,418 123,753
Ramaco Resources, Inc. Class B  264 2,160
Ranger Energy Services, Inc. Class A  4,423 52,811
REX American Resources Corp. * 4,047 197,129
Riley Exploration Permian, Inc. 3,470 91,018
RPC, Inc. 22,984 108,714
Sable Offshore Corp. * 18,249 401,113
SandRidge Energy, Inc. 9,529 103,104
SEACOR Marine Holdings, Inc. * 7,771 39,632
Seadrill Ltd. * (Norway)  16,635 436,669
Select Water Solutions, Inc. 24,244 209,468
Shoals Technologies Group, Inc. Class A * 44,938 190,986
Sitio Royalties Corp. Class A  20,773 381,808
SM Energy Co. 30,789 760,796

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Solaris Energy Infrastructure, Inc. 9,731 $ 275,290
SolarMax Technology, Inc. †* 324 353
Stem, Inc. †* 275 1,713
Summit Midstream Corp. * 2,495 61,202
SunCoke Energy, Inc. 22,071 189,590
Sunrun, Inc. * 55,167 451,266
T1 Energy, Inc. †* (Norway)  33,198 40,834
Talos Energy, Inc. * 32,648 276,855
TETRA Technologies, Inc. * 37,017 124,377
Tidewater, Inc. * 13,487 622,155
TPI Composites, Inc. †* 1,087 934
Transocean Ltd. * 198,885 515,112
VAALCO Energy, Inc. 30,442 109,896
Valaris Ltd. * 17,060 718,397
Verde Clean Fuels, Inc. * 1,130 3,887
Vital Energy, Inc. * 7,470 120,192
Vitesse Energy, Inc. 7,687 169,806
W&T Offshore, Inc. † 26,922 44,421
Warrior Met Coal, Inc. 13,610 623,746
30,902,841
Financial - 24.8%
spacing
1st Source Corp. 5,267 326,923
Acadia Realty Trust REIT † 35,819 665,159
Acadian Asset Management, Inc. 7,284 256,688
ACNB Corp. 2,752 117,896
ACRES Commercial Realty Corp. REIT * 1,696 30,426
Advanced Flower Capital, Inc. REIT 3,968 17,777
AG Mortgage Investment Trust, Inc. REIT 8,637 65,209
Alerus Financial Corp. 6,231 134,839
Alexander & Baldwin, Inc. REIT 19,156 341,551
Alexander's, Inc. REIT 556 125,278
Alpine Income Property Trust, Inc. REIT 3,888 57,192
AlTi Global, Inc. * 9,827 40,782
Amalgamated Financial Corp. 6,503 202,894
Ambac Financial Group, Inc. * 12,019 85,335
Amerant Bancorp, Inc. 9,333 170,141
American Assets Trust, Inc. REIT 14,334 283,097
American Coastal Insurance Corp. * 7,286 81,020
American Healthcare REIT, Inc. 42,749 1,570,598
American Realty Investors, Inc. * 308 4,349
Ameris Bancorp 17,668 1,143,120
AMERISAFE, Inc. 5,342 233,606
Ames National Corp. 2,809 50,028
Angel Oak Mortgage REIT, Inc. 3,681 34,675
Anywhere Real Estate, Inc. * 28,052 101,548
Apartment Investment & Management Co.
Class A REIT * 37,057 320,543
Apollo Commercial Real Estate Finance, Inc.
REIT 38,212 369,892
Apple Hospitality REIT, Inc. 61,844 721,719
Arbor Realty Trust, Inc. REIT † 44,628 477,520
ARES Commercial Real Estate Corp. REIT 13,799 65,821
Armada Hoffler Properties, Inc. REIT 19,944 137,015
ARMOUR Residential REIT, Inc. 22,140 372,173
Arrow Financial Corp. 4,358 115,138
Artisan Partners Asset Management, Inc. Class A  16,563 734,238
Associated Banc-Corp. 45,342 1,105,891
Atlantic Union Bankshares Corp. 37,979 1,187,983
Atlanticus Holdings Corp. * 1,496 81,906
Axos Financial, Inc. * 14,038 1,067,450
Bakkt Holdings, Inc. * 1,152 16,070
Baldwin Insurance Group, Inc. †* 18,778 803,886
Banc of California, Inc. 38,874 546,180
a Shares Value
BancFirst Corp. 5,633 $ 696,351
Banco Latinoamericano de Comercio Exterior SA
(Panama)  7,839 315,912
Bancorp, Inc. * 12,000 683,640
Bank First Corp. 2,567 302,008
Bank of Hawaii Corp. 10,510 709,740
Bank of Marin Bancorp 4,032 92,091
Bank of NT Butterfield & Son Ltd. (Bermuda)  11,845 524,497
Bank7 Corp. 841 35,179
BankFinancial Corp. 2,395 27,710
BankUnited, Inc. 19,607 697,813
Bankwell Financial Group, Inc. 1,898 68,385
Banner Corp. 9,102 583,893
Bar Harbor Bankshares 3,763 112,739
BayCom Corp. 2,583 71,575
BCB Bancorp, Inc. 4,808 40,483
Berkshire Hills Bancorp, Inc. 11,394 285,306
Better Home & Finance Holding Co. * 1,640 20,320
BGC Group, Inc. Class A  95,912 981,180
Bit Digital, Inc. * 48,581 106,392
Bitdeer Technologies Group Class A * 21,646 248,496
Blackstone Mortgage Trust, Inc. Class A REIT 44,636 859,243
Blue Foundry Bancorp * 5,245 50,195
Blue Ridge Bankshares, Inc. * 16,423 58,959
Bowhead Specialty Holdings, Inc. * 4,043 151,734
Braemar Hotels & Resorts, Inc. REIT 18,208 44,610
Brandywine Realty Trust REIT 44,269 189,914
Bread Financial Holdings, Inc. 7,617 435,083
Bridgewater Bancshares, Inc. * 5,758 91,610
BrightSpire Capital, Inc. REIT 33,662 169,993
Broadstone Net Lease, Inc. REIT 51,157 821,070
Brookfield Business Corp. Class A (Canada)  6,421 200,335
Brookline Bancorp, Inc. 23,322 246,047
BRT Apartments Corp. REIT 2,492 38,975
Burford Capital Ltd. 51,105 728,757
Burke & Herbert Financial Services Corp. 3,558 212,519
Business First Bancshares, Inc. 7,713 190,125
BV Financial, Inc. * 2,179 33,186
Byline Bancorp, Inc. 8,054 215,283
C&F Financial Corp. 818 50,495
Cadence Bank 46,120 1,474,918
California BanCorp * 5,481 86,381
Camden National Corp. 4,673 189,630
Cannae Holdings, Inc. † 15,790 329,221
Capital Bancorp, Inc. 3,165 106,281
Capital City Bank Group, Inc. 3,804 149,687
Capitol Federal Financial, Inc. 31,851 194,291
CareTrust REIT, Inc. 50,296 1,539,058
Carter Bankshares, Inc. * 5,755 99,792
Cathay General Bancorp 17,720 806,792
CB Financial Services, Inc. 1,217 34,685
CBL & Associates Properties, Inc. REIT 5,722 145,282
Centerspace REIT † 4,385 263,933
Central Pacific Financial Corp. 6,796 190,492
CF Bankshares, Inc. 966 23,155
Chain Bridge Bancorp, Inc. Class A * 808 20,822
Chatham Lodging Trust REIT 12,606 87,864
Chemung Financial Corp. 781 37,855
Chicago Atlantic Real Estate Finance, Inc. REIT 4,482 62,569
Chimera Investment Corp. REIT 21,202 294,072
ChoiceOne Financial Services, Inc. 3,850 110,495
Cipher Mining, Inc. * 70,796 338,405
Citizens & Northern Corp. 4,459 84,453
Citizens Community Bancorp, Inc. 2,400 33,120

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Citizens Financial Services, Inc. 1,214 $ 71,286
Citizens, Inc. * 11,977 41,800
City Holding Co. 3,674 449,771
City Office REIT, Inc. 12,675 67,684
Civista Bancshares, Inc. 4,343 100,758
Claros Mortgage Trust, Inc. REIT 22,842 65,100
Cleanspark, Inc. †* 73,563 811,400
Clipper Realty, Inc. REIT 4,893 17,957
CNB Financial Corp. 5,143 117,569
CNO Financial Group, Inc. 26,716 1,030,703
Coastal Financial Corp. * 3,458 334,976
Cohen & Steers, Inc. 7,459 562,036
Colony Bankcorp, Inc. 4,665 76,833
Columbia Financial, Inc. * 7,024 101,918
Community Financial System, Inc. 14,140 804,142
Community Healthcare Trust, Inc. REIT 7,741 128,733
Community Trust Bancorp, Inc. 4,537 240,098
Community West Bancshares 4,330 84,478
Compass Diversified Holdings 17,646 110,817
Compass, Inc. Class A * 121,889 765,463
ConnectOne Bancorp, Inc. 13,058 302,423
Consumer Portfolio Services, Inc. * 2,941 28,910
COPT Defense Properties REIT 30,730 847,533
Core Scientific, Inc. * 73,718 1,258,366
Crawford & Co. Class A  4,680 49,514
CTO Realty Growth, Inc. REIT 7,907 136,475
Curbline Properties Corp. REIT * 25,911 591,548
Cushman & Wakefield PLC * 43,347 479,851
Customers Bancorp, Inc. * 7,804 458,407
CVB Financial Corp. 35,316 698,904
Dave, Inc. * 2,482 666,194
Diamond Hill Investment Group, Inc. 690 100,264
DiamondRock Hospitality Co. REIT 55,581 425,750
Dime Community Bancshares, Inc. 10,987 295,990
Diversified Healthcare Trust REIT 59,413 212,699
Donegal Group, Inc. Class A  4,911 98,343
Douglas Elliman, Inc. * 19,485 45,205
Douglas Emmett, Inc. REIT † 34,124 513,225
Dynex Capital, Inc. REIT 28,760 351,447
Eagle Bancorp Montana, Inc. 1,943 32,390
Eagle Bancorp, Inc. 7,495 146,003
Eagle Financial Services, Inc. 1,066 32,641
Easterly Government Properties, Inc. REIT 11,057 245,465
Eastern Bankshares, Inc. 53,668 819,510
ECB Bancorp, Inc. * 1,588 24,519
eHealth, Inc. * 7,718 33,573
Ellington Financial, Inc. REIT 24,799 322,139
Elme Communities REIT 23,059 366,638
Empire State Realty Trust, Inc. Class A REIT 38,236 309,329
Employers Holdings, Inc. 6,308 297,611
Enact Holdings, Inc. 8,000 297,200
Encore Capital Group, Inc. * 6,145 237,873
Enova International, Inc. * 6,631 739,489
Enstar Group Ltd. * 3,215 1,081,397
Enterprise Bancorp, Inc. 2,793 110,715
Enterprise Financial Services Corp. 9,806 540,311
Equity Bancshares, Inc. Class A  4,215 171,972
Esquire Financial Holdings, Inc. 1,949 184,492
ESSA Bancorp, Inc. 1,983 38,470
Essent Group Ltd. 26,603 1,615,600
Essential Properties Realty Trust, Inc. REIT 52,871 1,687,114
eXp World Holdings, Inc. 21,519 195,823
F&G Annuities & Life, Inc. 5,702 182,350
Farmers & Merchants Bancorp, Inc. 3,158 79,834
a Shares Value
Farmers National Banc Corp. 9,016 $ 124,331
Farmland Partners, Inc. REIT 11,924 137,245
FB Bancorp, Inc. * 4,872 54,810
FB Financial Corp. 9,489 429,852
Federal Agricultural Mortgage Corp. Class C  2,533 492,111
Fidelis Insurance Holdings Ltd. (United Kingdom)  16,252 269,458
Fidelity D&D Bancorp, Inc. 1,217 55,982
Finance of America Cos., Inc. Class A * 1,233 28,754
Financial Institutions, Inc. 5,608 144,013
Finward Bancorp 776 21,433
Finwise Bancorp * 1,998 29,990
First BanCorp 42,027 875,422
First Bancorp, Inc. 2,555 64,923
First Bancorp/Southern Pines NC 10,513 463,518
First Bank 5,270 81,527
First Busey Corp. 23,090 528,415
First Business Financial Services, Inc. 2,259 114,441
First Capital, Inc. 796 32,867
First Commonwealth Financial Corp. 28,093 455,949
First Community Bankshares, Inc. 4,241 166,120
First Community Corp. 1,852 45,152
First Financial Bancorp 24,828 602,327
First Financial Bankshares, Inc. 35,957 1,293,733
First Financial Corp. 3,207 173,787
First Foundation, Inc. * 17,190 87,669
First Internet Bancorp 1,971 53,020
First Interstate BancSystem, Inc. Class A  24,177 696,781
First Merchants Corp. 16,134 617,932
First Mid Bancshares, Inc. 6,165 231,126
First National Corp. 1,927 37,519
First Savings Financial Group, Inc. 1,461 36,583
First United Corp. 1,588 49,244
First Western Financial, Inc. * 2,110 47,602
Firstsun Capital Bancorp * 3,309 114,988
Five Star Bancorp 4,664 133,111
Flagstar Financial, Inc. 81,147 860,158
Flushing Financial Corp. 8,008 95,135
Forge Global Holdings, Inc. * 3,208 61,080
Four Corners Property Trust, Inc. REIT 26,700 718,497
Franklin BSP Realty Trust, Inc. REIT 22,928 245,100
Franklin Financial Services Corp. 1,078 37,326
Franklin Street Properties Corp. REIT 29,272 48,006
FrontView REIT, Inc. 4,714 56,568
FRP Holdings, Inc. * 3,726 100,192
FS Bancorp, Inc. 1,884 74,192
FTAI Infrastructure, Inc. 25,842 159,445
Fulton Financial Corp. 46,547 839,708
FVCBankcorp, Inc. * 3,783 44,639
GBank Financial Holdings, Inc. * 2,250 79,673
GCM Grosvenor, Inc. Class A  13,049 150,846
Genworth Financial, Inc. * 107,579 836,965
German American Bancorp, Inc. 9,709 373,894
Getty Realty Corp. REIT 14,058 388,563
Glacier Bancorp, Inc. 30,536 1,315,491
Gladstone Commercial Corp. REIT 12,521 179,426
Gladstone Land Corp. REIT 9,528 96,900
Global Medical REIT, Inc. 15,525 107,588
Global Net Lease, Inc. REIT 52,431 395,854
GoHealth, Inc. Class A * 1,146 6,360
Goosehead Insurance, Inc. Class A  6,376 672,732
Great Southern Bancorp, Inc. 2,416 142,012
Greene County Bancorp, Inc. 1,909 42,418
Greenlight Capital Re Ltd. Class A * 7,418 106,597
Guaranty Bancshares, Inc. 2,295 97,400

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
HA Sustainable Infrastructure Capital, Inc. 32,762 $ 879,987
Hamilton Insurance Group Ltd. Class B *
(Bermuda)  12,281 265,515
Hamilton Lane, Inc. Class A  419 59,548
Hancock Whitney Corp. 23,742 1,362,791
Hanmi Financial Corp. 7,807 192,677
Hanover Bancorp, Inc. 1,142 26,140
HarborOne Bancorp, Inc. 9,969 116,438
Hawthorn Bancshares, Inc. 1,355 39,485
HBT Financial, Inc. 3,530 88,991
HCI Group, Inc. 2,317 352,647
Heritage Commerce Corp. 16,032 159,198
Heritage Financial Corp. 8,789 209,530
Heritage Insurance Holdings, Inc. * 6,573 163,931
Hilltop Holdings, Inc. 12,778 387,812
Hingham Institution For Savings † 444 110,267
Hippo Holdings, Inc. * 5,152 143,895
Home Bancorp, Inc. 1,743 90,253
Home BancShares, Inc. 51,133 1,455,245
HomeStreet, Inc. * 5,492 71,780
HomeTrust Bancshares, Inc. 4,415 165,165
Hope Bancorp, Inc. 34,185 366,805
Horace Mann Educators Corp. 10,803 464,205
Horizon Bancorp, Inc. 11,502 176,901
Hudson Pacific Properties, Inc. REIT * 82,556 226,203
Hut 8 Corp. †* (Canada)  25,217 469,036
Independence Realty Trust, Inc. REIT 62,223 1,100,725
Independent Bank Corp. (IBCP US) 5,232 169,569
Independent Bank Corp. (INDB US) 11,161 701,860
Industrial Logistics Properties Trust REIT 14,681 66,799
Innovative Industrial Properties, Inc. REIT 7,412 409,291
International Bancshares Corp. 14,803 985,288
International Money Express, Inc. * 8,262 83,364
InvenTrust Properties Corp. REIT 21,294 583,456
Invesco Mortgage Capital, Inc. REIT 19,069 149,501
Investar Holding Corp. 2,084 40,263
Investors Title Co. 373 78,815
Jackson Financial, Inc. Class A  18,792 1,668,542
James River Group Holdings Ltd. 11,530 67,566
JBG SMITH Properties REIT † 19,512 337,558
John Marshall Bancorp, Inc. 3,207 59,426
Kearny Financial Corp. 14,009 90,498
Kennedy-Wilson Holdings, Inc. 32,737 222,612
Kestrel Group Ltd. * (Bermuda)  504 13,366
Kingstone Cos., Inc. * 2,290 35,289
Kingsway Financial Services, Inc. * (Canada)  4,977 67,389
Kite Realty Group Trust REIT 59,270 1,342,465
KKR Real Estate Finance Trust, Inc. REIT 14,555 127,647
Ladder Capital Corp. REIT 30,485 327,714
Lakeland Financial Corp. 6,849 420,871
Landmark Bancorp, Inc. 1,103 29,163
LCNB Corp. 3,268 47,484
Legacy Housing Corp. * 2,221 50,328
Lemonade, Inc. * 14,870 651,455
LendingClub Corp. * 30,607 368,202
LendingTree, Inc. * 2,841 105,316
LINKBANCORP, Inc. 5,909 43,195
Live Oak Bancshares, Inc. 9,768 291,086
loanDepot, Inc. Class A * 21,461 27,255
LTC Properties, Inc. REIT 11,987 414,870
Lument Finance Trust, Inc. REIT 10,008 22,118
LXP Industrial Trust REIT 78,962 652,226
Macerich Co. REIT 68,429 1,107,181
MainStreet Bancshares, Inc. 1,735 32,791
a Shares Value
MARA Holdings, Inc. †* 92,645 $ 1,452,674
Marcus & Millichap, Inc. 6,819 209,411
Marex Group PLC (United Kingdom)  8,547 337,350
Maui Land & Pineapple Co., Inc. * 2,581 46,948
MBIA, Inc. * 12,241 53,126
McGrath RentCorp 6,465 749,681
Medallion Financial Corp. 5,972 56,913
Mercantile Bank Corp. 4,031 187,079
Merchants Bancorp 6,952 229,903
Mercury General Corp. 7,088 477,306
Meridian Corp. 2,420 31,194
Metrocity Bankshares, Inc. 5,516 157,647
Metropolitan Bank Holding Corp. * 2,628 183,960
MFA Financial, Inc. REIT 26,953 254,975
Mid Penn Bancorp, Inc. 5,909 166,634
Middlefield Banc Corp. 1,903 57,299
Midland States Bancorp, Inc. 5,116 88,609
MidWestOne Financial Group, Inc. 5,773 166,089
Mobile Infrastructure Corp. * 4,450 20,159
Modiv Industrial, Inc. REIT 2,471 34,792
Moelis & Co. Class A  17,577 1,095,399
Mr. Cooper Group, Inc. * 714 106,536
MVB Financial Corp. 3,422 77,098
National Bank Holdings Corp. Class A  9,672 363,764
National Bankshares, Inc. 1,297 35,278
National Health Investors, Inc. REIT 12,427 871,381
Navient Corp. 19,362 273,004
NB Bancorp, Inc. * 9,956 177,814
NBT Bancorp, Inc. 13,353 554,817
Nelnet, Inc. Class A  3,773 456,986
NerdWallet, Inc. Class A * 12,037 132,046
NET Lease Office Properties REIT * 4,339 141,234
NETSTREIT Corp. REIT 22,578 382,246
New York Mortgage Trust, Inc. REIT 22,811 152,834
Newmark Group, Inc. Class A  36,156 439,295
NewtekOne, Inc. 6,627 74,753
NexPoint Diversified Real Estate Trust REIT 10,740 45,001
Nexpoint Real Estate Finance, Inc. REIT 1,780 24,546
NexPoint Residential Trust, Inc. REIT 6,042 201,319
NI Holdings, Inc. * 2,437 31,047
Nicolet Bankshares, Inc. 3,665 452,554
NMI Holdings, Inc. * 21,232 895,778
Northeast Bank 2,040 181,540
Northeast Community Bancorp, Inc. 3,646 84,751
Northfield Bancorp, Inc. 9,371 107,579
Northpointe Bancshares, Inc. 2,801 38,402
Northrim BanCorp, Inc. 1,500 139,890
Northwest Bancshares, Inc. 33,122 423,299
Norwood Financial Corp. 2,376 61,253
Oak Valley Bancorp 2,000 54,480
OceanFirst Financial Corp. 15,210 267,848
Offerpad Solutions, Inc. †* 1,170 1,065
OFG Bancorp 11,645 498,406
Ohio Valley Banc Corp. 743 23,947
Old National Bancorp 86,166 1,838,782
Old Point Financial Corp. 1,070 41,998
Old Second Bancorp, Inc. 12,099 214,636
One Liberty Properties, Inc. REIT 4,711 112,404
Onity Group, Inc. * 1,643 62,713
OP Bancorp 3,233 41,997
Oportun Financial Corp. * 9,020 64,583
OppFi, Inc. 6,548 91,607
Orange County Bancorp, Inc. 2,580 66,667
Orchid Island Capital, Inc. REIT 28,758 201,594

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Origin Bancorp, Inc. 8,232 $ 294,212
Orrstown Financial Services, Inc. 5,241 166,821
Outfront Media, Inc. REIT † 37,849 617,696
P10, Inc. Class A  10,152 103,753
Pacific Premier Bancorp, Inc. 25,200 531,468
Pagseguro Digital Ltd. Class A * (Brazil)  47,547 458,353
Palomar Holdings, Inc. * 7,050 1,087,463
Paramount Group, Inc. REIT * 48,327 294,795
Park National Corp. 4,022 672,720
Parke Bancorp, Inc. 3,261 66,427
Pathward Financial, Inc. 6,282 497,032
Patria Investments Ltd. Class A (Cayman)  16,693 234,704
Patriot National Bancorp, Inc. * 16,713 25,404
Paysign, Inc. * 9,179 66,089
PCB Bancorp 2,547 53,436
Peakstone Realty Trust REIT 9,543 126,063
Peapack-Gladstone Financial Corp. 4,263 120,430
Pebblebrook Hotel Trust REIT 31,431 313,996
Penns Woods Bancorp, Inc. 1,989 60,386
PennyMac Financial Services, Inc. 7,833 780,480
PennyMac Mortgage Investment Trust REIT 23,383 300,705
Peoples Bancorp of North Carolina, Inc. 1,450 41,833
Peoples Bancorp, Inc. 9,795 299,139
Peoples Financial Services Corp. 2,413 119,130
Perella Weinberg Partners 16,496 320,352
Phillips Edison & Co., Inc. REIT 33,872 1,186,536
Piedmont Realty Trust, Inc. REIT 32,910 239,914
Pioneer Bancorp, Inc. * 3,302 39,723
Piper Sandler Cos. 4,709 1,308,819
PJT Partners, Inc. Class A  6,179 1,019,597
Plumas Bancorp 1,631 72,514
Plymouth Industrial REIT, Inc. 11,343 182,169
Ponce Financial Group, Inc. * 5,664 78,390
Postal Realty Trust, Inc. Class A REIT 5,903 86,951
PotlatchDeltic Corp. REIT 21,044 807,458
PRA Group, Inc. * 11,242 165,820
Preferred Bank 2,329 201,563
Primis Financial Corp. 4,573 49,617
Princeton Bancorp, Inc. 1,225 37,412
ProAssurance Corp. * 13,737 313,616
Provident Bancorp, Inc. * 4,472 55,855
Provident Financial Services, Inc. 33,201 582,014
QCR Holdings, Inc. 4,719 320,420
Radian Group, Inc. 37,962 1,367,391
RBB Bancorp 4,258 73,280
RE/MAX Holdings, Inc. Class A * 4,817 39,403
Ready Capital Corp. REIT † 43,620 190,619
Real Brokerage, Inc. * (Canada)  27,668 124,783
Red River Bancshares, Inc. 1,177 69,090
Redwood Trust, Inc. REIT 34,627 204,646
Regional Management Corp. 2,236 65,314
Renasant Corp. 25,181 904,753
Republic Bancorp, Inc. Class A  2,182 159,526
Resolute Holdings Management, Inc. * 1,163 37,065
Rhinebeck Bancorp, Inc. * 1,687 19,789
Richmond Mutual BanCorp, Inc. 2,064 28,483
Riot Platforms, Inc. †* 88,282 997,587
Rithm Property Trust, Inc. REIT 10,472 28,274
Riverview Bancorp, Inc. 5,172 28,446
RLJ Lodging Trust REIT 40,320 293,530
RMR Group, Inc. Class A  4,523 73,951
Roadzen, Inc. †* 2,398 2,350
Root, Inc. Class A * 2,851 364,842
Ryman Hospitality Properties, Inc. REIT 15,747 1,553,756
a Shares Value
S&T Bancorp, Inc. 10,109 $ 382,322
Sabra Health Care REIT, Inc. 63,972 1,179,644
Safehold, Inc. REIT 15,158 235,858
Safety Insurance Group, Inc. 4,060 322,323
Saul Centers, Inc. REIT 3,293 112,423
SB Financial Group, Inc. 1,567 29,930
Seacoast Banking Corp. of Florida 21,966 606,701
Seaport Entertainment Group, Inc. * 1,871 35,063
Security National Financial Corp. Class A * 3,608 35,539
Selective Insurance Group, Inc. 16,298 1,412,222
Selectquote, Inc. * 33,389 79,466
Service Properties Trust REIT 42,751 102,175
ServisFirst Bancshares, Inc. 13,777 1,067,855
Seven Hills Realty Trust REIT 3,790 45,745
Shore Bancshares, Inc. 8,825 138,729
Siebert Financial Corp. * 4,649 20,549
Sierra Bancorp 3,280 97,383
Sila Realty Trust, Inc. REIT 14,860 351,736
Silvercrest Asset Management Group, Inc.
Class A  2,703 42,870
Simmons First National Corp. Class A  33,541 635,937
SiriusPoint Ltd. * (Sweden)  18,038 367,795
SITE Centers Corp. REIT 13,344 150,921
Sky Harbour Group Corp. †* 5,489 53,628
Skyward Specialty Insurance Group, Inc. * 9,824 567,729
SL Green Realty Corp. REIT 19,448 1,203,831
SmartFinancial, Inc. 4,175 141,032
Smartstop Self Storage REIT, Inc. 7,535 272,993
Sound Financial Bancorp, Inc. 481 22,126
South Plains Financial, Inc. 3,186 114,823
Southern First Bancshares, Inc. * 2,115 80,433
Southern Missouri Bancorp, Inc. 2,549 139,634
Southern States Bancshares, Inc. 2,252 81,905
Southside Bancshares, Inc. 7,344 216,134
SR Bancorp, Inc. 1,877 25,339
St. Joe Co. 10,182 485,681
Star Holdings * 670 5,233
Stellar Bancorp, Inc. 12,687 354,982
StepStone Group, Inc. Class A  16,848 935,064
Sterling Bancorp, Inc. * ± Ω 5,290 –
Stewart Information Services Corp. 7,642 497,494
Stock Yards Bancorp, Inc. 7,092 560,126
StoneX Group, Inc. * 12,136 1,106,075
Stratus Properties, Inc. * 1,416 26,734
Strawberry Fields REIT, Inc. 2,052 21,628
Summit Hotel Properties, Inc. REIT 29,249 148,877
Sunrise Realty Trust, Inc. REIT 3,065 32,489
Sunstone Hotel Investors, Inc. REIT 52,079 452,046
SWK Holdings Corp. 1,531 22,567
Tanger, Inc. REIT 30,058 919,174
Terawulf, Inc. * 69,620 304,936
Terreno Realty Corp. REIT 27,253 1,528,076
Texas Capital Bancshares, Inc. * 12,381 983,051
Third Coast Bancshares, Inc. * 3,460 113,038
Timberland Bancorp, Inc. 2,149 67,049
Tiptree, Inc. 6,823 160,886
Tompkins Financial Corp. 3,761 235,928
Towne Bank 19,507 666,749
TPG RE Finance Trust, Inc. REIT 18,959 146,363
Transcontinental Realty Investors, Inc. REIT * 349 14,871
TriCo Bancshares 8,394 339,873
Triumph Financial, Inc. * 6,152 339,037
Trupanion, Inc. * 9,939 550,124
TrustCo Bank Corp. 4,712 157,475

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Trustmark Corp. 15,275 $ 556,926
Two Harbors Investment Corp. REIT 28,914 311,404
UMB Financial Corp. 19,473 2,047,781
UMH Properties, Inc. REIT 20,970 352,086
Union Bankshares, Inc. 871 23,186
United Bankshares, Inc. 37,798 1,376,981
United Community Banks, Inc. 31,083 925,963
United Fire Group, Inc. 5,537 158,912
United Security Bancshares 2,928 25,327
Uniti Group, Inc. REIT * 62,943 271,914
Unity Bancorp, Inc. 2,197 103,435
Universal Health Realty Income Trust REIT 3,316 132,541
Universal Insurance Holdings, Inc. 7,171 198,852
Univest Financial Corp. 7,827 235,123
Upstart Holdings, Inc. †* 22,481 1,454,071
Urban Edge Properties REIT 33,985 634,160
USCB Financial Holdings, Inc. 2,558 42,309
Valley National Bancorp 130,518 1,165,526
Velocity Financial, Inc. * 2,465 45,701
Veris Residential, Inc. REIT 21,881 325,808
Veritex Holdings, Inc. 13,833 361,041
Victory Capital Holdings, Inc. Class A  11,958 761,366
Virginia National Bankshares Corp. 1,460 54,020
Virtus Investment Partners, Inc. 1,782 323,255
WaFd, Inc. 19,304 565,221
Walker & Dunlop, Inc. 8,849 623,678
Washington Trust Bancorp, Inc. 4,943 139,788
Waterstone Financial, Inc. 3,967 54,784
WesBanco, Inc. 25,597 809,633
West BanCorp, Inc. 3,900 76,557
Westamerica BanCorp 6,766 327,745
Western New England Bancorp, Inc. 4,989 46,048
Westwood Holdings Group, Inc. 1,439 22,448
Whitestone REIT 12,884 160,792
WisdomTree, Inc. 32,444 373,430
World Acceptance Corp. * 914 150,920
WSFS Financial Corp. 14,807 814,385
Xenia Hotels & Resorts, Inc. REIT 26,999 339,377
169,392,155
Industrial - 16.5%
spacing
374Water, Inc. †* 3,497 1,134
908 Devices, Inc. * 6,002 42,794
AAR Corp. * 9,527 655,362
Advanced Energy Industries, Inc. 10,046 1,331,095
AeroVironment, Inc. * 7,533 2,146,528
AerSale Corp. * 10,269 61,717
AirJoule Technologies Corp. * 4,656 21,557
Alamo Group, Inc. 2,781 607,315
Albany International Corp. Class A  8,077 566,440
Allient, Inc. 3,729 135,400
American Superconductor Corp. * 10,173 373,247
American Woodmark Corp. * 3,767 201,045
Amprius Technologies, Inc. * 24,452 102,943
Apogee Enterprises, Inc. 5,791 235,115
Applied Optoelectronics, Inc. * 14,348 368,600
ArcBest Corp. 6,227 479,541
Archer Aviation, Inc. Class A * 145,478 1,578,436
Arcosa, Inc. 12,935 1,121,594
Ardagh Metal Packaging SA 36,264 155,210
Ardmore Shipping Corp. (Ireland)  9,989 95,894
Argan, Inc. 3,541 780,720
Arq, Inc. * 7,288 39,137
Ascent Industries Co. * 1,939 24,451
a Shares Value
Aspen Aerogels, Inc. * 18,523 $ 109,656
Astec Industries, Inc. 5,979 249,264
Astronics Corp. * 8,219 275,172
Atkore, Inc. 9,181 647,720
Atmus Filtration Technologies, Inc. 22,290 811,802
AZZ, Inc. 7,885 744,975
Badger Meter, Inc. 7,893 1,933,390
Bel Fuse, Inc. Class A  476 42,769
Bel Fuse, Inc. Class B  2,710 264,740
Belden, Inc. 10,786 1,249,019
Benchmark Electronics, Inc. 9,794 380,301
Bloom Energy Corp. Class A * 54,632 1,306,797
Boise Cascade Co. 10,192 884,869
Bowman Consulting Group Ltd. * 3,794 109,077
Byrna Technologies, Inc. †* 4,967 153,381
Cactus, Inc. Class A  18,330 801,388
Cadre Holdings, Inc. 7,567 241,009
Caesarstone Ltd. * 857 1,688
Casella Waste Systems, Inc. Class A * 16,692 1,925,923
CECO Environmental Corp. * 7,673 217,223
Centuri Holdings, Inc. * 4,082 91,600
Chart Industries, Inc. * 12,077 1,988,478
Clearwater Paper Corp. * 3,900 106,236
Columbus McKinnon Corp. 7,417 113,258
Concrete Pumping Holdings, Inc. * 7,352 45,215
Construction Partners, Inc. Class A * 12,512 1,329,775
Core Molding Technologies, Inc. * 2,036 33,777
Costamare Bulkers Holdings Ltd. * (Monaco)  2,265 19,638
Costamare, Inc. (Monaco)  11,326 103,180
Covenant Logistics Group, Inc. 4,774 115,101
CryoPort, Inc. * 12,136 90,535
CSW Industrials, Inc. 4,393 1,260,044
CTS Corp. 7,849 334,446
DHT Holdings, Inc. 35,055 378,945
Dorian LPG Ltd. 9,522 232,146
Ducommun, Inc. * 3,576 295,485
DXP Enterprises, Inc. * 3,472 304,321
Dycom Industries, Inc. * 7,457 1,822,416
Eastern Co. 1,479 33,751
Eastman Kodak Co. * 16,540 93,451
Energizer Holdings, Inc. 17,891 360,683
Energy Recovery, Inc. * 14,709 187,981
Energy Services of America Corp. 2,809 27,921
Enerpac Tool Group Corp. 14,598 592,095
EnerSys 10,457 896,897
Enovix Corp. †* 44,888 464,142
Enpro, Inc. 5,584 1,069,615
Enviri Corp. * 20,777 180,344
ESCO Technologies, Inc. 6,935 1,330,618
Eve Holding, Inc. †* 12,135 83,246
Evolv Technologies Holdings, Inc. †* 30,689 191,499
Exponent, Inc. 13,525 1,010,453
Fabrinet * (Thailand)  9,659 2,846,314
FARO Technologies, Inc. * 5,231 229,746
Federal Signal Corp. 16,004 1,703,146
FLEX LNG Ltd. †(Norway)  8,361 183,775
Fluor Corp. * 44,726 2,293,102
Forward Air Corp. †* 5,580 136,933
Franklin Electric Co., Inc. 10,634 954,295
Frontdoor, Inc. * 20,041 1,181,217
FTAI Aviation Ltd. 2,927 336,722
GATX Corp. 9,545 1,465,730
Genco Shipping & Trading Ltd. 10,786 140,973
Gencor Industries, Inc. * 3,054 42,756

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Gibraltar Industries, Inc. * 7,944 $ 468,696
Golden Ocean Group Ltd. †(Norway)  27,766 203,247
GoPro, Inc. Class A * 1,129 855
Gorman-Rupp Co. 5,410 198,655
GrafTech International Ltd. †* 5,846 5,686
Graham Corp. * 2,884 142,787
Granite Construction, Inc. 11,669 1,091,168
Great Lakes Dredge & Dock Corp. * 18,380 224,052
Greenbrier Cos., Inc. 8,090 372,544
Greif, Inc. Class A  6,830 443,882
Greif, Inc. Class B  1,362 93,992
Griffon Corp. 10,480 758,438
Heartland Express, Inc. 13,613 117,616
Helios Technologies, Inc. 8,694 290,119
Hillenbrand, Inc. 18,362 368,525
Hillman Solutions Corp. * 51,313 366,375
Himalaya Shipping Ltd. †* (Bermuda)  8,294 47,856
Hub Group, Inc. Class A  15,987 534,445
Hyster-Yale, Inc. 3,014 119,897
Ichor Holdings Ltd. * 8,702 170,907
IES Holdings, Inc. * 2,411 714,211
Insteel Industries, Inc. 5,092 189,473
International Seaways, Inc. 10,609 387,016
Intuitive Machines, Inc. * 29,161 316,980
Itron, Inc. * 12,108 1,593,776
Janus International Group, Inc. * 37,165 302,523
JBT Marel Corp. 13,926 1,674,741
JELD-WEN Holding, Inc. * 22,395 87,788
Joby Aviation, Inc. †* 123,054 1,298,220
Kadant, Inc. 3,109 986,952
Karat Packaging, Inc. 2,095 58,995
Kennametal, Inc. 20,752 476,466
Kimball Electronics, Inc. * 5,998 115,342
Knife River Corp. * 15,306 1,249,582
Knowles Corp. * 23,432 412,872
Kopin Corp. * 39,244 60,043
Kratos Defense & Security Solutions, Inc. * 43,945 2,041,245
KULR Technology Group, Inc. * 8,632 61,546
L.B. Foster Co. Class A * 2,845 62,220
LanzaTech Global, Inc. †* 6,327 1,716
Latham Group, Inc. * 13,068 83,374
Lightbridge Corp. * 3,853 51,515
Limbach Holdings, Inc. * 2,855 399,985
Lindsay Corp. 2,811 405,487
LSB Industries, Inc. * 13,777 107,461
LSI Industries, Inc. 7,491 127,422
Luxfer Holdings PLC (United Kingdom)  7,115 86,661
M-Tron Industries, Inc. * 574 24,108
Manitowoc Co., Inc. * 9,869 118,625
Marten Transport Ltd. 15,158 196,902
Masterbrand, Inc. * 33,134 362,155
Materion Corp. 5,642 447,806
Matson, Inc. 8,641 962,175
Mayville Engineering Co., Inc. * 4,150 66,234
Mercury Systems, Inc. * 13,912 749,300
Mesa Laboratories, Inc. 1,407 132,568
Metallus, Inc. * 10,764 165,873
MicroVision, Inc. †* 57,622 65,689
Mirion Technologies, Inc. * 56,074 1,207,273
Mistras Group, Inc. * 5,187 41,548
Modine Manufacturing Co. * 13,988 1,377,818
Montrose Environmental Group, Inc. * 8,258 180,768
Moog, Inc. Class A  7,511 1,359,266
Mueller Water Products, Inc. Class A  41,639 1,001,002
a Shares Value
Myers Industries, Inc. 9,354 $ 135,539
MYR Group, Inc. * 4,146 752,292
NANO Nuclear Energy, Inc. †* 7,152 246,672
Napco Security Technologies, Inc. 9,481 281,491
National Presto Industries, Inc. 1,277 125,095
Navigator Holdings Ltd. 8,290 117,303
Neonode, Inc. * 2,083 53,116
Net Power, Inc. * 6,017 14,862
NEXTracker, Inc. Class A * 37,976 2,064,755
NL Industries, Inc. 2,103 13,459
nLight, Inc. * 12,985 255,545
Nordic American Tankers Ltd. 49,947 131,361
Novanta, Inc. * 9,616 1,239,791
NuScale Power Corp. †* 32,523 1,286,610
NV5 Global, Inc. * 15,614 360,527
NVE Corp. 1,354 99,668
NWPX Infrastructure, Inc. * 2,663 109,210
O-I Glass, Inc. * 40,474 596,587
Olympic Steel, Inc. 2,848 92,816
Omega Flex, Inc. 916 29,660
Orion Group Holdings, Inc. * 9,174 83,208
OSI Systems, Inc. * 4,292 965,099
Outdoor Holding Co. * 24,273 31,069
Palladyne AI Corp. * 6,801 58,897
PAMT Corp. * 2,014 25,920
Pangaea Logistics Solutions Ltd. 8,909 41,872
Park Aerospace Corp. 5,378 79,433
Park-Ohio Holdings Corp. 2,241 40,024
Perma-Fix Environmental Services, Inc. * 3,742 39,366
Plexus Corp. * 7,224 977,479
Powell Industries, Inc. 2,562 539,173
Power Solutions International, Inc. * 1,748 113,061
Primoris Services Corp. 14,484 1,128,883
Pro-Dex, Inc. * 556 24,264
Proficient Auto Logistics, Inc. * 6,560 47,626
Proto Labs, Inc. * 6,170 247,047
Pure Cycle Corp. * 5,726 61,383
PureCycle Technologies, Inc. †* 34,701 475,404
Quest Resource Holding Corp. * 437 883
Radiant Logistics, Inc. * 8,070 49,066
Ranpak Holdings Corp. * 12,728 45,439
Red Cat Holdings, Inc. * 20,007 145,651
Redwire Corp. * 8,965 146,129
Richtech Robotics, Inc. Class B * 18,184 35,459
RXO, Inc. * 43,426 682,657
Ryerson Holding Corp. 7,664 165,312
Safe Bulkers, Inc. (Monaco)  13,588 49,053
Sanmina Corp. * 14,091 1,378,523
Scorpio Tankers, Inc. (Monaco)  11,866 464,317
SFL Corp. Ltd. (Norway)  32,373 269,667
Sight Sciences, Inc. * 10,444 43,134
SKYX Platforms Corp. * 16,852 17,610
SmartRent, Inc. * 1,710 1,693
Smith & Wesson Brands, Inc. 12,835 111,408
Smith-Midland Corp. * 650 21,814
Southland Holdings, Inc. * 2,263 9,459
SPX Technologies, Inc. * 12,145 2,036,474
Standard BioTools, Inc. * 76,552 91,862
Standex International Corp. 3,174 496,668
Sterling Infrastructure, Inc. * 7,962 1,837,072
Stoneridge, Inc. * 1,251 8,807
Sturm Ruger & Co., Inc. 4,047 145,287
Tecnoglass, Inc. 6,517 504,155
Teekay Corp. Ltd. * (Bermuda)  13,900 114,675

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Teekay Tankers Ltd. Class A (Canada)  6,298 $ 262,753
Tennant Co. 4,909 380,349
Terex Corp. 17,521 818,055
Thermon Group Holdings, Inc. * 8,507 238,877
Titan America SA * (Belgium)  6,246 77,950
Tredegar Corp. * 7,911 69,617
TriMas Corp. 8,990 257,204
Trinity Industries, Inc. 22,220 600,162
Triumph Group, Inc. * 20,027 515,695
TSS, Inc. * 4,872 140,460
TTM Technologies, Inc. * 26,803 1,094,098
Turtle Beach Corp. * 4,515 62,442
Tutor Perini Corp. * 11,913 557,290
UFP Industries, Inc. 16,120 1,601,683
Universal Logistics Holdings, Inc. 1,899 48,197
Vicor Corp. * 6,387 289,714
VirTra, Inc. * 649 4,588
Vishay Intertechnology, Inc. 33,663 534,568
Watts Water Technologies, Inc. Class A  7,313 1,798,194
Werner Enterprises, Inc. 16,173 442,493
Willis Lease Finance Corp. 955 136,355
World Kinect Corp. 15,138 429,162
Worthington Enterprises, Inc. 8,240 524,394
Worthington Steel, Inc. 8,540 254,748
Xometry, Inc. Class A * 11,849 400,378
Zurn Elkay Water Solutions Corp. 40,031 1,463,934
112,871,104
Technology - 10.0%
spacing
3D Systems Corp. †* 31,110 47,909
8x8, Inc. * 32,719 64,129
ACI Worldwide, Inc. * 28,288 1,298,702
ACM Research, Inc. Class A * 13,387 346,723
ACV Auctions, Inc. Class A * 44,861 727,645
Adeia, Inc. 28,810 407,373
Aehr Test Systems †* 7,518 97,208
Aeluma, Inc. * 1,885 30,857
Agilysys, Inc. * 6,900 791,016
Airship AI Holdings, Inc. * 4,331 25,510
Alignment Healthcare, Inc. * 34,069 476,966
Alkami Technology, Inc. * 18,149 547,011
Alpha & Omega Semiconductor Ltd. * 6,988 179,312
Ambarella, Inc. * 10,883 718,985
Amplitude, Inc. Class A * 23,220 287,928
Appian Corp. Class A * 10,543 314,814
Arteris, Inc. * 8,223 78,365
Asana, Inc. Class A * 24,949 336,811
ASGN, Inc. * 11,597 579,038
Asure Software, Inc. * 7,039 68,701
Atomera, Inc. * 7,289 36,737
AvePoint, Inc. * 35,530 686,084
AvidXchange Holdings, Inc. * 45,680 447,207
Axcelis Technologies, Inc. * 8,539 595,083
Bandwidth, Inc. Class A * 6,845 108,836
BigBear.ai Holdings, Inc. †* 77,428 525,736
BigCommerce Holdings, Inc. * 18,263 91,315
Blackbaud, Inc. * 10,358 665,087
BlackLine, Inc. * 14,089 797,719
Blend Labs, Inc. Class A * 54,579 180,111
Box, Inc. Class A * 37,433 1,279,086
Braze, Inc. Class A * 20,358 572,060
C3.ai, Inc. Class A * 32,317 794,029
Cantaloupe, Inc. * 14,420 158,476
Cerence, Inc. * 11,241 114,771
a Shares Value
CEVA, Inc. * 6,663 $ 146,453
Claritev Corp. * 1,878 84,754
Clear Secure, Inc. Class A † 22,290 618,770
Clearwater Analytics Holdings, Inc. Class A * 65,724 1,441,327
Climb Global Solutions, Inc. 1,077 115,142
Cohu, Inc. * 12,035 231,553
Commvault Systems, Inc. * 11,803 2,057,617
Conduent, Inc. * 41,733 110,175
Consensus Cloud Solutions, Inc. * 5,195 119,797
CoreCard Corp. * 1,247 36,126
Corsair Gaming, Inc. * 13,564 127,909
Cricut, Inc. Class A  12,594 85,261
CS Disco, Inc. * 7,172 31,342
CSG Systems International, Inc. 7,577 494,854
CSP, Inc. 1,653 21,390
D-Wave Quantum, Inc. †* (Canada)  76,851 1,125,099
Daily Journal Corp. * 316 133,431
Definitive Healthcare Corp. * 9,897 38,598
Diebold Nixdorf, Inc. * 6,733 373,008
Digi International, Inc. * 9,990 348,251
Digimarc Corp. * 3,901 51,532
Digital Turbine, Inc. * 26,705 157,560
DigitalOcean Holdings, Inc. * 17,794 508,197
Diodes, Inc. * 12,379 654,725
Domo, Inc. Class B * 8,871 123,928
Donnelley Financial Solutions, Inc. * 7,209 444,435
E2open Parent Holdings, Inc. * 52,540 169,704
eGain Corp. * 5,873 36,706
EverCommerce, Inc. * 4,235 44,467
Everspin Technologies, Inc. * 1,236 7,774
Evolent Health, Inc. Class A * 32,080 361,221
ExlService Holdings, Inc. * 1,453 63,627
Expensify, Inc. Class A * 15,648 40,528
Faraday Future Intelligent Electric, Inc. * 22,604 37,975
Fastly, Inc. Class A * 37,008 261,276
Five9, Inc. * 20,170 534,102
FormFactor, Inc. * 20,820 716,416
Freshworks, Inc. Class A * 55,161 822,451
GigaCloud Technology, Inc. Class A * (Hong
Kong)  6,028 119,234
Golden Matrix Group, Inc. * 8,558 14,549
Grid Dynamics Holdings, Inc. * 17,998 207,877
Health Catalyst, Inc. * 16,301 61,455
I3 Verticals, Inc. Class A * 6,300 173,124
IBEX Holdings Ltd. * 2,665 77,552
Ibotta, Inc. Class A * 3,472 127,075
Immersion Corp. 9,223 72,677
Impinj, Inc. * 6,927 769,382
Innodata, Inc. * 8,105 415,138
Insight Enterprises, Inc. * 7,431 1,026,110
Inspired Entertainment, Inc. * 5,923 48,391
Intapp, Inc. * 14,812 764,595
Integral Ad Science Holding Corp. * 21,424 178,033
IonQ, Inc. †* 63,314 2,720,603
Jamf Holding Corp. * 18,225 173,320
Kaltura, Inc. * 21,908 44,035
Kulicke & Soffa Industries, Inc. (Singapore)  14,404 498,378
Life360, Inc. * 4,297 280,379
LiveRamp Holdings, Inc. * 17,246 569,808
Maximus, Inc. 14,959 1,050,122
MaxLinear, Inc. * 20,891 296,861
Meridianlink, Inc. * 8,195 133,005
Mitek Systems, Inc. * 11,530 114,147
N-able, Inc. * 17,817 144,318

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Navitas Semiconductor Corp. †* 35,642 $ 233,455
NCR Atleos Corp. * 19,772 564,095
NCR Voyix Corp. * 38,236 448,508
NetScout Systems, Inc. * 19,127 474,541
NextNav, Inc. * 23,468 356,714
Nutex Health, Inc. * 918 114,282
Olo, Inc. Class A * 30,848 274,547
ON24, Inc. * 9,497 51,569
OneSpan, Inc. * 9,612 160,424
Ouster, Inc. * 13,539 328,321
Outset Medical, Inc. * 3,543 68,061
Pagaya Technologies Ltd. Class A * 11,245 239,743
PagerDuty, Inc. * 22,474 343,403
PAR Technology Corp. * 10,680 740,872
PDF Solutions, Inc. * 8,091 172,986
Penguin Solutions, Inc. * 14,685 290,910
Photronics, Inc. * 16,436 309,490
Phreesia, Inc. * 15,176 431,909
Pitney Bowes, Inc. 36,855 402,088
Planet Labs PBC * 55,785 340,289
PlayAGS, Inc. * 10,689 133,506
Playstudios, Inc. * 22,189 29,068
Playtika Holding Corp. 15,038 71,130
Porch Group, Inc. * 21,546 254,027
Power Integrations, Inc. 14,987 837,773
Progress Software Corp. 11,479 732,819
PROS Holdings, Inc. * 11,885 186,119
PubMatic, Inc. Class A * 10,931 135,982
Qualys, Inc. * 9,763 1,394,840
Quantum Computing, Inc. * 23,078 442,405
QuickLogic Corp. †* 796 4,903
Rackspace Technology, Inc. * 30,251 38,721
Rambus, Inc. * 28,825 1,845,376
Rapid7, Inc. * 17,032 393,950
Red Violet, Inc. * 2,951 145,189
Rekor Systems, Inc. †* 1,222 1,418
ReposiTrak, Inc. 3,386 66,535
Rezolve AI PLC * 24,358 74,901
Richardson Electronics Ltd. 3,114 30,050
Rigetti Computing, Inc. †* 75,523 895,703
Rimini Street, Inc. * 10,828 40,822
Sapiens International Corp. NV (Israel)  8,068 235,989
Schrodinger, Inc. * 15,488 311,619
SEMrush Holdings, Inc. Class A * 12,645 114,437
Semtech Corp. * 23,280 1,050,859
Silicon Laboratories, Inc. * 8,554 1,260,517
Silvaco Group, Inc. * 1,766 8,336
Simulations Plus, Inc. 3,956 69,032
SiTime Corp. * 5,634 1,200,493
Skillsoft Corp. * 1,334 21,304
SkyWater Technology, Inc. * 6,435 63,320
SoundHound AI, Inc. Class A †* 97,828 1,049,694
Sprout Social, Inc. Class A * 13,895 290,544
SPS Commerce, Inc. * 10,138 1,379,680
Synaptics, Inc. * 10,623 688,583
Synchronoss Technologies, Inc. * 3,294 22,564
System1, Inc. * 129 713
Talkspace, Inc. * 29,939 83,230
Teads Holding Co. * 11,464 28,431
Telos Corp. * 17,701 56,112
Tenable Holdings, Inc. * 31,966 1,079,811
TruBridge, Inc. * 2,694 63,093
TTEC Holdings, Inc. * 5,453 26,229
Ultra Clean Holdings, Inc. * 11,677 263,550
a Shares Value
Unisys Corp. * 16,111 $ 72,983
V2X, Inc. * 4,682 227,311
Varonis Systems, Inc. * 29,281 1,486,011
Veeco Instruments, Inc. * 15,530 315,570
Verint Systems, Inc. * 16,103 316,746
Vertex, Inc. Class A * 17,323 612,108
Viant Technology, Inc. Class A * 4,212 55,725
Vimeo, Inc. * 43,124 174,221
Vishay Precision Group, Inc. * 3,263 91,690
VTEX Class A * (Brazil)  15,096 99,634
Vuzix Corp. * 16,997 49,631
Waystar Holding Corp. * 24,181 988,277
Weave Communications, Inc. * 15,566 129,509
WM Technology, Inc. * 24,471 21,926
WNS Holdings Ltd. * (United Kingdom)  10,833 685,079
Wolfspeed, Inc. * 41,155 16,413
Workiva, Inc. * 13,428 919,147
Xerox Holdings Corp. 30,574 161,125
Yext, Inc. * 26,912 228,752
Zeta Global Holdings Corp. Class A * 50,216 777,846
68,234,277
Utilities - 3.2%
spacing
ALLETE, Inc. 15,676 1,004,361
Ameresco, Inc. Class A * 8,427 128,006
American States Water Co. 10,245 785,382
Avista Corp. 21,698 823,439
Black Hills Corp. 19,555 1,097,035
Brookfield Infrastructure Corp. Class A (Canada)  32,331 1,344,970
California Water Service Group 15,738 715,764
Chesapeake Utilities Corp. 6,088 731,899
Consolidated Water Co. Ltd. 3,900 117,078
Genie Energy Ltd. Class B  5,653 151,953
Global Water Resources, Inc. 2,358 24,028
H2O America 8,694 451,827
Hawaiian Electric Industries, Inc. * 47,039 500,025
MGE Energy, Inc. 9,830 869,365
Middlesex Water Co. 4,557 246,898
New Jersey Resources Corp. 26,956 1,208,168
Northwest Natural Holding Co. 10,912 433,425
Northwestern Energy Group, Inc. 16,574 850,246
Oklo, Inc. * 27,400 1,534,126
ONE Gas, Inc. 16,051 1,153,425
Ormat Technologies, Inc. 16,273 1,363,026
Otter Tail Corp. 10,334 796,648
Portland General Electric Co. 29,492 1,198,260
RGC Resources, Inc. 2,124 47,535
Southwest Gas Holdings, Inc. 17,261 1,284,046
Spire, Inc. 15,476 1,129,593
TXNM Energy, Inc. 24,750 1,393,920
Unitil Corp. 4,071 212,303
York Water Co. 3,296 104,154
21,700,905
Total Common Stocks
    (Cost $591,483,510) 679,594,583
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.4%
    (Cost $591,492,790) 679,613,843

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2025, investments with a total aggregate value of $16,043 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(c) As of June 30, 2025, open futures contracts outstanding were as follows:
a Shares Value
SECURITIES LENDING COLLATERAL - 5.6%
Mutual Funds - 0.6%
The Morgan Stanley Institutional Liquidity Funds
4.180% 4,153,149 $ 4,153,149
Principal
Amount
Repurchase Agreements - 5.0%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$33,838,665; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $34,515,438) $ 33,834,492 33,834,492
a
Total Securities Lending Collateral
(Cost $37,987,641) 37,987,641
a
TOTAL INVESTMENTS - 105.0%
(Cost $629,480,431) 717,601,484
DERIVATIVES - 0.0% 138,521
OTHER ASSETS & LIABILITIES, NET - (5.0%) (34,276,868)
NET ASSETS - 100.0% $ 683,463,137
Financial 24 .8%
Consumer, Non-Cyclical 21 .7%
Industrial 16 .5%
Consumer, Cyclical 10 .8%
Technology 10 .0%
Securities Lending Collateral 5 .6%
Communications 4 .7%
Energy 4 .5%
Basic Materials 3 .2%
Utilities 3 .2%
105 .0%
Derivatives 0 .0%
Other Assets & Liabilities, Net ( 5 .0% )
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 2000 Index 09/25 50 $ 5,340,729 $ 5,479,250 $ 138,521

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(d) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights
Consumer, Non-Cyclical $ 18,180 $ – $ 2,358 $ 15,822
Utilities 221 – – 221
Total Rights 18,401 – 2,358 16,043
Warrants 859 – 859 –
Common Stocks
Basic Materials 21,829,233 21,829,233 – –
Communications 31,991,825 31,991,825 – –
Consumer, Cyclical 74,071,337 74,071,337 – –
Consumer, Non-Cyclical 148,600,906 148,600,906 – –
Energy 30,902,841 30,902,841 – –
Financial 169,392,155 169,392,155 – –
Industrial 112,871,104 112,871,104 – –
Technology 68,234,277 68,234,277 – –
Utilities 21,700,905 21,700,905 – –
Total Common Stocks 679,594,583 679,594,583 – –
Securities Lending Collateral 37,987,641 4,153,149 33,834,492 –
Derivatives:
Equity Contracts
Futures 138,521 138,521 – –
Total Assets 717,740,005 683,886,253 33,837,709 16,043
a
Liabilities Due to Custodian (2,158,538) – (2,158,538) –
Total Liabilities (2,158,538) – (2,158,538) –
Total $ 715,581,467 $ 683,886,253 $ 31,679,171 $ 16,043

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 52.3%
Basic Materials - 1.0%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 360,000 $ 347,261
6.415% due 07/15/27  26,000 26,942
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 261,000 263,724
Mosaic Co.
4.050% due 11/15/27  310,000 307,837
945,764
Communications - 1.9%
AT&T, Inc.
1.700% due 03/25/26  300,000 294,035
2.950% due 07/15/26  60,000 59,104
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.750% due 02/15/28  360,000 353,407
Discovery Communications LLC
3.950% due 03/20/28  249,000 238,106
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  60,000 58,733
3.625% due 12/15/25  300,000 298,694
Sprint LLC
7.625% due 03/01/26  225,000 227,177
T-Mobile USA, Inc.
2.625% due 04/15/26  375,000 369,430
1,898,686
Consumer, Cyclical - 3.2%
AutoZone, Inc.
3.125% due 04/21/26  60,000 59,302
5.050% due 07/15/26  300,000 301,970
5.125% due 06/15/30  45,000 46,154
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 150,000 151,977
Ford Motor Credit Co. LLC
5.800% due 03/05/27  400,000 403,304
5.850% due 05/17/27  500,000 504,012
6.950% due 06/10/26  200,000 202,770
General Motors Financial Co., Inc.
1.500% due 06/10/26  300,000 291,295
2.350% due 02/26/27  300,000 289,227
4.350% due 01/17/27  300,000 298,784
5.400% due 05/08/27  80,000 81,195
6.000% due 01/09/28  80,000 82,422
Hyundai Capital America
2.750% due 09/27/26 ~ 260,000 254,222
5.650% due 06/26/26 ~ 80,000 80,820
Ross Stores, Inc.
0.875% due 04/15/26  60,000 58,311
3,105,765
Consumer, Non-Cyclical - 5.0%
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  360,000 355,100
4.700% due 04/02/27  100,000 100,518
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26  380,000 372,182
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ 200,000 198,187
a
Principal
Amount Value
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ $ 250,000 $ 254,157
Centene Corp.
4.250% due 12/15/27  360,000 354,770
Cigna Group
3.400% due 03/01/27  380,000 374,775
CVS Health Corp.
1.300% due 08/21/27  330,000 309,455
2.875% due 06/01/26  160,000 157,596
6.250% due 06/01/27  300,000 310,384
HCA, Inc.
3.125% due 03/15/27  260,000 254,684
4.500% due 02/15/27  280,000 280,117
5.200% due 06/01/28  80,000 81,751
Humana, Inc.
1.350% due 02/03/27  20,000 19,138
3.950% due 03/15/27  300,000 299,019
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 150,000 152,290
JBS USA Holding Lux SARL/JBS USA Food Co./
JBS Lux Co. SARL
2.500% due 01/15/27  60,000 58,404
5.125% due 02/01/28  380,000 388,630
Mars, Inc.
4.450% due 03/01/27 ~ 120,000 120,467
4.600% due 03/01/28 ~ 204,000 205,701
Philip Morris International, Inc.
4.125% due 04/28/28  250,000 249,566
4,896,891
Energy - 4.6%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  260,000 257,550
5.000% due 12/15/29 ~ 121,000 122,149
DCP Midstream Operating LP
5.625% due 07/15/27  174,000 177,947
Diamondback Energy, Inc.
5.200% due 04/18/27  360,000 365,081
Enbridge, Inc. (Canada)
5.300% due 04/05/29  340,000 349,345
5.900% due 11/15/26  300,000 305,420
Energy Transfer LP
6.050% due 12/01/26  60,000 61,282
EQT Corp.
3.125% due 05/15/26 ~ 80,000 78,784
3.900% due 10/01/27  269,000 265,514
Hess Corp.
4.300% due 04/01/27  380,000 379,276
MPLX LP
1.750% due 03/01/26  400,000 392,339
Northwest Pipeline LLC
4.000% due 04/01/27  80,000 79,517
Occidental Petroleum Corp.
5.000% due 08/01/27  300,000 302,784
ONEOK, Inc.
4.000% due 07/13/27  300,000 298,165
4.250% due 09/24/27  320,000 319,623
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  106,000 101,356
4.500% due 12/15/26  300,000 300,535
Western Midstream Operating LP
4.650% due 07/01/26  80,000 79,851

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Williams Cos., Inc.
5.400% due 03/02/26  $ 300,000 $ 301,753
4,538,271
Financial - 30.9%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 300,000 306,601
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  150,000 147,399
3.650% due 07/21/27  400,000 394,077
4.625% due 10/15/27  500,000 502,163
6.450% due 04/15/27  150,000 154,941
Ally Financial, Inc.
4.750% due 06/09/27  380,000 382,249
5.737% due 05/15/29  16,000 16,288
7.100% due 11/15/27  130,000 137,065
American Express Co.
5.098% due 02/16/28  340,000 343,982
American Tower Corp.
3.375% due 10/15/26  260,000 256,770
3.600% due 01/15/28  340,000 333,944
Aon North America, Inc.
5.125% due 03/01/27  300,000 303,674
ARES Capital Corp.
2.150% due 07/15/26  320,000 311,901
ARES Strategic Income Fund
5.450% due 09/09/28 ~ 57,000 57,041
5.700% due 03/15/28  60,000 60,504
Arthur J Gallagher & Co.
4.600% due 12/15/27  166,000 167,309
Athene Global Funding
1.608% due 06/29/26 ~ 300,000 291,862
5.516% due 03/25/27 ~ 420,000 427,176
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 100,000 98,169
4.950% due 01/15/28 ~ 274,000 275,554
6.375% due 05/04/28 ~ 300,000 312,970
Bank of America Corp.
1.658% due 03/11/27  380,000 372,816
3.824% due 01/20/28  380,000 376,804
5.819% due 09/15/29  240,000 250,054
5.933% due 09/15/27  560,000 569,907
Bank of Montreal (Canada)
4.567% due 09/10/27  420,000 421,082
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  420,000 420,825
Barclays PLC (United Kingdom)
2.279% due 11/24/27  200,000 194,001
5.501% due 08/09/28  300,000 306,029
5.829% due 05/09/27  700,000 707,241
Blackstone Private Credit Fund
3.250% due 03/15/27  60,000 58,371
7.300% due 11/27/28  270,000 288,058
BNP Paribas SA (France)
1.675% due 06/30/27 ~ 300,000 291,573
Brown & Brown, Inc.
4.600% due 12/23/26  90,000 90,453
4.700% due 06/23/28  50,000 50,437
Capital One Financial Corp.
1.878% due 11/02/27  260,000 251,213
5.468% due 02/01/29  240,000 245,811
7.149% due 10/29/27  270,000 279,045
a
Principal
Amount Value
Citigroup, Inc.
1.122% due 01/28/27  $ 380,000 $ 372,554
1.462% due 06/09/27  280,000 272,112
3.070% due 02/24/28  240,000 234,758
Corebridge Financial, Inc.
3.650% due 04/05/27  260,000 256,663
Corebridge Global Funding
5.750% due 07/02/26 ~ 360,000 364,654
Crown Castle, Inc.
1.050% due 07/15/26  300,000 289,008
4.000% due 03/01/27  60,000 59,672
Danske Bank AS (Denmark)
4.298% due 04/01/28 ~ 230,000 229,252
5.427% due 03/01/28 ~ 500,000 508,798
Deutsche Bank AG (Germany)
2.552% due 01/07/28  300,000 291,474
5.706% due 02/08/28  450,000 457,547
7.146% due 07/13/27  150,000 153,818
Equitable America Global Funding
4.650% due 06/09/28 ~ 310,000 311,887
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 60,000 58,224
1.400% due 08/27/27 ~ 60,000 56,296
4.875% due 11/19/27 ~ 300,000 303,810
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 151,000 155,416
Goldman Sachs Bank USA
5.283% due 03/18/27  360,000 361,821
Goldman Sachs Group, Inc.
1.948% due 10/21/27  260,000 251,815
3.691% due 06/05/28  220,000 216,965
HPS Corporate Lending Fund
5.300% due 06/05/27 ~ 120,000 120,251
5.450% due 01/14/28  250,000 250,776
HSBC Holdings PLC (United Kingdom)
5.597% due 05/17/28  330,000 336,299
5.887% due 08/14/27  200,000 202,891
7.390% due 11/03/28  300,000 318,660
Huntington Bancshares, Inc.
4.443% due 08/04/28  130,000 129,949
Huntington National Bank
5.065% (SOFR + 0.720%)
due 04/12/28 § 250,000 249,898
ING Groep NV (Netherlands)
4.858% due 03/25/29  200,000 202,074
Jackson Financial, Inc.
5.170% due 06/08/27  120,000 121,647
Jackson National Life Global Funding
4.900% due 01/13/27 ~ 237,000 238,783
5.315% (SOFR + 0.970%)
due 01/14/28 ~ § 300,000 301,119
JPMorgan Chase & Co.
1.470% due 09/22/27  80,000 77,202
1.578% due 04/22/27  380,000 371,255
2.069% due 06/01/29  370,000 347,101
2.182% due 06/01/28  380,000 365,371
5.012% due 01/23/30  380,000 387,083
Lloyds Banking Group PLC (United Kingdom)
5.454% (SOFR + 1.060%)
due 06/13/29 § 300,000 300,211
5.462% due 01/05/28  200,000 202,764
LPL Holdings, Inc.
4.900% due 04/03/28  98,000 98,764

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  $ 400,000 $ 388,419
5.414% due 09/13/28  300,000 306,798
Morgan Stanley
1.593% due 05/04/27  280,000 273,281
3.591% due 07/22/28 § 280,000 275,151
3.772% due 01/24/29  380,000 374,630
5.173% due 01/16/30  290,000 296,132
5.656% due 04/18/30  340,000 353,227
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  200,000 194,682
5.473% (SOFR + 1.100%)
due 05/23/29 § 280,000 280,212
5.516% due 09/30/28  300,000 306,472
NatWest Markets PLC (United Kingdom)
5.416% due 05/17/27 ~ 300,000 306,466
PNC Financial Services Group, Inc.
5.300% due 01/21/28  460,000 467,069
6.615% due 10/20/27  400,000 411,314
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 220,000 223,326
Societe Generale SA (France)
5.249% due 05/22/29 ~ 260,000 263,233
5.500% due 04/13/29 ~ 200,000 203,620
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  300,000 299,344
4.568% due 12/17/26  109,000 109,451
Truist Financial Corp.
1.125% due 08/03/27  300,000 282,058
1.267% due 03/02/27  54,000 52,803
4.873% due 01/26/29  60,000 60,709
5.435% due 01/24/30  170,000 175,130
6.047% due 06/08/27  430,000 435,862
U.S. Bancorp
6.787% due 10/26/27  360,000 370,683
U.S. Bank NA
5.279% (SOFR + 0.910%)
due 05/15/28 § 350,000 351,054
UBS AG (Switzerland)
5.000% due 07/09/27  300,000 304,692
UBS Group AG (Switzerland)
1.364% due 01/30/27 ~ 200,000 196,385
1.494% due 08/10/27 ~ 250,000 241,847
6.442% due 08/11/28 ~ 250,000 259,812
VICI Properties LP
4.750% due 02/15/28  340,000 342,007
4.750% due 04/01/28  15,000 15,126
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 200,000 198,850
Wells Fargo & Co.
2.393% due 06/02/28  380,000 366,258
3.196% due 06/17/27  380,000 375,525
4.900% due 01/24/28  203,000 204,536
5.707% due 04/22/28  80,000 81,764
6.303% due 10/23/29  360,000 380,542
Western Union Co.
1.350% due 03/15/26  60,000 58,606
30,371,077
Industrial - 1.8%
Amrize Finance U.S. LLC
4.600% due 04/07/27 ~ 83,000 83,373
Boeing Co.
2.196% due 02/04/26  300,000 295,360
a
Principal
Amount Value
5.040% due 05/01/27  $ 330,000 $ 332,600
6.259% due 05/01/27  70,000 72,046
CNH Industrial Capital LLC
1.450% due 07/15/26  360,000 348,729
4.500% due 10/08/27  300,000 300,933
Ingersoll Rand, Inc.
5.197% due 06/15/27  360,000 366,085
1,799,126
Technology - 1.5%
Broadcom, Inc.
4.150% due 02/15/28  40,000 39,891
5.050% due 07/12/27  340,000 344,992
Dell International LLC/EMC Corp.
4.750% due 04/01/28  150,000 151,788
4.900% due 10/01/26  60,000 60,284
6.020% due 06/15/26  360,000 363,464
Micron Technology, Inc.
5.327% due 02/06/29  140,000 143,352
6.750% due 11/01/29  90,000 97,303
VMware LLC
1.400% due 08/15/26  340,000 328,931
1,530,005
Utilities - 2.4%
AES Corp.
1.375% due 01/15/26  60,000 58,866
5.450% due 06/01/28  360,000 367,974
Cleco Corporate Holdings LLC
3.743% due 05/01/26  60,000 59,587
Dominion Energy, Inc.
2.850% due 08/15/26  60,000 58,993
Exelon Corp.
2.750% due 03/15/27  360,000 351,410
FirstEnergy Corp.
3.900% due 07/15/27  300,000 296,731
NiSource, Inc.
5.250% due 03/30/28  360,000 368,647
Pacific Gas & Electric Co.
2.100% due 08/01/27  300,000 284,218
5.450% due 06/15/27  100,000 101,201
Pinnacle West Capital Corp.
4.900% due 05/15/28  40,000 40,572
Southern Co.
5.500% due 03/15/29  40,000 41,657
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 318,000 319,754
2,349,610
Total Corporate Bonds & Notes
    (Cost $51,115,578) 51,435,195
MORTGAGE-BACKED SECURITIES - 4.5%
Collateralized Mortgage Obligations - Commercial - 4.4%
ALA Trust
6.043% (SOFR + 1.743%)
due 06/15/40 ~ § 190,000 191,337
Benchmark Mortgage Trust
3.042% due 08/15/52  173,555 168,853
BLP Commercial Mortgage Trust
5.654% (SOFR + 1.342%)
due 03/15/41 ~ § 94,883 95,106

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
BX Commercial Mortgage Trust
5.096% (SOFR + 0.784%)
due 06/15/38 ~ § $ 205,157 $ 205,133
5.605% (SOFR + 1.293%)
due 12/15/39 ~ § 143,470 143,787
5.703% (SOFR + 1.392%)
due 03/15/41 ~ § 260,322 260,866
5.754% (SOFR + 1.442%)
due 02/15/39 ~ § 97,538 97,773
5.755% (SOFR + 1.443%)
due 04/15/40 ~ § 135,000 135,160
6.073% (SOFR + 1.761%)
due 12/09/40 ~ § 157,522 158,171
BX Trust
5.062% (SOFR + 0.750%)
due 10/15/26 ~ § 96,963 96,869
5.462% (SOFR + 1.150%)
due 02/15/35 ~ § 101,000 100,787
5.705% (SOFR + 1.393%)
due 03/15/30 ~ § 29,000 28,829
5.754% (SOFR + 1.442%)
due 04/15/41 ~ § 226,596 227,355
5.803% (SOFR + 1.491%)
due 04/15/37 ~ § 81,546 81,674
DTP Commercial Mortgage Trust
6.038% due 01/15/41 ~ § 100,000 102,564
ELP Commercial Mortgage Trust
5.127% (SOFR + 0.815%)
due 11/15/38 ~ § 346,597 346,270
Extended Stay America Trust
5.506% (SOFR + 1.194%)
due 07/15/38 ~ § 128,659 128,773
GS Mortgage Securities Trust
4.106% due 07/10/51 § 95,492 94,672
JPMDB Commercial Mortgage Securities Trust
3.492% due 03/15/50  92,611 91,488
Morgan Stanley Capital I Trust
1.925% due 07/15/53  300,000 278,610
SREIT Trust
5.157% (SOFR + 0.845%)
due 11/15/38 ~ § 167,768 167,714
5.506% (SOFR + 1.194%)
due 11/15/38 ~ § 83,884 83,866
TCO Commercial Mortgage Trust
5.555% (SOFR + 1.243%)
due 12/15/39 ~ § 100,000 100,094
Wells Fargo Commercial Mortgage Trust
2.684% due 10/15/49  306,566 301,343
3.063% due 12/15/52  51,944 50,717
3.615% due 12/15/49  267,551 265,851
3.933% due 03/15/52  256,621 254,642
5.270% due 03/15/38 ~ § 100,000 100,469
4,358,773
Collateralized Mortgage Obligations - Residential - 0.1%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 85,488 83,707
Total Mortgage-Backed Securities
    (Cost $4,418,319) 4,442,480
a
Principal
Amount Value
ASSET-BACKED SECURITIES - 17.5%
Automobile Other - 1.7%
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  $ 75,000 $ 75,608
GMF Floorplan Owner Revolving Trust
4.790% due 03/15/29 ~ 100,000 100,410
4.910% due 03/15/30 ~ 145,000 146,531
5.054% (SOFR + 0.750%)
due 03/15/29 ~ § 125,000 125,101
5.454% (SOFR + 1.150%)
due 06/15/28 ~ § 494,000 496,553
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  195,000 196,820
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ 235,000 235,807
5.038% due 07/25/31 ~ 20,107 20,261
5.121% due 12/29/32 ~ 170,000 170,583
5.185% due 07/25/31 ~ 92,493 93,142
1,660,816
Automobile Sequential - 6.5%
ARI Fleet Lease Trust
4.590% due 03/15/34 ~ 190,000 190,810
Avis Budget Rental Car Funding AESOP LLC
4.800% due 08/20/29 ~ 100,000 101,239
BMW Vehicle Lease Trust
4.430% due 06/26/28  200,000 201,265
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  45,000 45,311
CarMax Auto Owner Trust
4.840% due 01/15/30  10,000 10,141
Carvana Auto Receivables Trust
4.550% due 08/12/30  145,000 146,047
4.640% due 01/10/30  195,000 196,261
Enterprise Fleet Financing LLC
4.510% due 02/22/28 ~ 247,000 247,438
4.820% due 02/20/29 ~ 145,000 147,239
5.060% due 03/20/31 ~ 150,000 153,250
5.160% due 09/20/30 ~ 150,000 152,936
Ford Credit Auto Lease Trust
4.720% due 06/15/28  200,000 201,678
Ford Credit Auto Owner Trust
1.370% due 10/17/33 ~ 150,000 146,406
1.530% due 05/15/34 ~ 150,000 144,492
4.450% due 10/15/29  290,000 291,071
4.610% due 08/15/29  25,000 25,264
Ford Credit Floorplan Master Owner Trust A
4.630% due 04/15/30  150,000 151,853
5.054% (SOFR + 0.750%)
due 04/15/29 ~ § 425,000 426,456
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  380,000 382,717
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 150,000 144,518
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 100,000 101,264
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  300,000 303,076
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 130,000 131,220
5.410% due 05/17/27 ~ 125,000 126,025

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Hyundai Auto Receivables Trust
4.360% due 12/17/29  $ 270,000 $ 271,913
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  5,000 5,069
Porsche Financial Auto Securitization Trust
4.440% due 01/22/30 ~ 388,000 389,991
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  190,000 191,491
4.740% due 01/16/29  60,000 60,253
SFS Auto Receivables Securitization Trust
4.440% due 12/20/30 ~ 175,000 176,626
4.750% due 07/22/30 ~ 280,000 283,126
Toyota Auto Loan Extended Note Trust
1.070% due 02/27/34 ~ 150,000 146,738
USB Auto Owner Trust
4.490% due 06/17/30 ~ 70,000 70,621
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  120,000 121,310
Wheels Fleet Lease Funding 1 LLC
4.570% due 01/18/40 ~ 290,000 291,554
World Omni Auto Receivables Trust
4.730% due 03/15/30  165,000 167,176
6,343,845
Credit Card Bullet - 1.3%
American Express Credit Account Master Trust
4.650% due 07/15/29  180,000 182,228
BA Credit Card Trust
4.790% due 05/15/28  111,000 111,505
Capital One Multi-Asset Execution Trust
2.060% due 08/15/28  95,000 92,817
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 400,000 403,419
5.530% due 05/15/29 ~ 260,000 262,545
WF Card Issuance Trust
4.340% due 05/15/30  260,000 262,268
1,314,782
Other Asset-Backed Securities - 8.0%
Affirm Asset Securitization Trust
5.080% due 04/15/30 ~ 92,336 92,434
5.220% due 12/17/29 ~ 46,179 46,206
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 125,000 125,844
ARES LII CLO Ltd. (Cayman)
5.152% (SOFR + 0.880%)
due 04/22/31 ~ § 192,283 192,127
ARES XLV CLO Ltd. (Cayman)
5.506% (SOFR + 1.250%)
due 10/15/30 ~ § 300,000 300,225
ARES XXXIV CLO Ltd. (Cayman)
5.600% (SOFR + 1.320%)
due 04/17/33 ~ § 250,000 250,807
Bain Capital Credit CLO Ltd. (Cayman)
due 04/22/35 # ~ § 250,000 250,000
Barings CLO Ltd. (Cayman)
5.409% (SOFR + 1.140%)
due 01/20/36 ~ § 500,000 500,250
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 400,000 401,160
Buckhorn Park CLO Ltd. (Cayman)
5.339% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 249,600
a
Principal
Amount Value
Cedar Funding VI CLO Ltd. (Cayman)
5.581% (SOFR + 1.312%)
due 04/20/34 ~ § $ 150,000 $ 150,435
Dext ABS LLC
4.590% due 08/16/27 ~ 100,000 100,055
4.770% due 08/15/35 ~ 100,000 100,854
DLLAA LLC
4.950% due 09/20/29 ~ 235,000 239,364
Dllad LLC
5.300% due 07/20/29 ~ 150,000 153,119
Dryden 68 CLO Ltd. (Cayman)
5.356% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 250,064
Flatiron CLO 19 Ltd. (Cayman)
5.505% (SOFR + 1.180%)
due 11/16/34 ~ § 265,497 266,049
Flatiron CLO 23 LLC
5.551% (SOFR + 1.240%)
due 04/17/36 ~ § 250,000 250,312
Hartwick Park CLO Ltd. (Jersey)
5.429% (SOFR + 1.160%)
due 01/20/37 ~ § 250,000 248,438
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 300,000 302,418
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 280,000 284,040
5.260% due 11/15/28 ~ 150,000 152,744
M&T Equipment Notes
4.700% due 12/16/27 ~ 100,000 100,471
Madison Park Funding XLV Ltd. (Cayman)
5.336% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 250,256
Madison Park Funding XXVII Ltd. (Cayman)
5.217% (SOFR + 0.900%)
due 04/20/38 ~ § 300,000 299,461
OHA Credit Funding 22 Ltd. (Cayman)
5.614% (SOFR + 1.330%)
due 07/20/38 ~ § 250,000 249,817
Oportun Issuance Trust
4.880% due 05/09/33 ~ 130,000 130,720
Palmer Square Loan Funding Ltd. (Cayman)
due 07/15/33 # ~ § 290,000 290,000
5.356% (SOFR + 1.100%)
due 04/15/31 ~ § 162,241 162,293
5.656% (SOFR + 1.400%)
due 04/15/31 ~ § 263,000 263,209
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 50,000 50,204
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 100,000 100,620
Valley Stream Park CLO Ltd. (Jersey)
5.459% (SOFR + 1.190%)
due 01/20/37 ~ § 250,000 249,528
Verdant Receivables LLC
4.850% due 03/13/28 ~ 100,000 100,327
Verizon Master Trust
4.620% due 11/20/30  250,000 253,298
4.710% due 01/21/31  230,000 233,809

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2025, investments with a total aggregate value of $1,738,096 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.
(c) As of June 30, 2025, open futures contracts outstanding were as follows:
(d) As of June 30, 2025, swap agreements outstanding were as follows:
a
Principal
Amount Value
Voya CLO Ltd. (Cayman)
5.280% (SOFR + 1.000%)
due 01/20/38 ~ § $ 250,000 $ 249,568
7,890,126
Total Asset-Backed Securities
    (Cost $17,119,634) 17,209,569
U.S. TREASURY OBLIGATIONS - 10.1%
U.S. Treasury Notes - 10.1%
3.500% due 09/30/26 ‡ 4,950,000 4,925,250
4.250% due 03/15/27 ‡ 4,950,000 4,988,285
9,913,535
Total U.S. Treasury Obligations
    (Cost $9,874,667) 9,913,535
SHORT-TERM INVESTMENTS - 11.9%
U.S. Treasury Bills - 11.9%
4.110% due 07/22/25 ‡ 6,463,800 6,448,126
4.306% due 09/25/25  5,300,000 5,247,013
11,695,139
Total Short-Term Investments
(Cost $11,694,925) 11,695,139
TOTAL INVESTMENTS - 96.3%
(Cost $94,223,123) 94,695,918
DERIVATIVES - 2.1% 2,112,419
OTHER ASSETS & LIABILITIES, NET - 1.6% 1,497,421
NET ASSETS - 100.0% $ 98,305,758
Corporate Bonds & Notes 52 .3%
Asset-Backed Securities 17 .5%
Short-Term Investments 11 .9%
U.S. Treasury Obligations 10 .1%
Mortgage-Backed Securities 4 .5%
96 .3%
Derivatives 2 .1%
Other Assets and Liabilities, Net 1 .6%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 2000 Index 09/25 99 $ 10,487,314 $ 10,848,915 $ 361,601
Short Futures Outstanding
CBOT 2 Year U.S. Treasury Notes 09/25 115 23,816,975 23,922,695 (105,720)
CBOT 5 Year U.S. Treasury Notes 09/25 21 2,256,479 2,289,000 (32,521)
( $ 138,241 )
Total Futures Contracts $ 223,360
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell 2000 Total Return Index SOFR + 0.680% S BOA 07/15/25 $ 23,938,834 $ 545,074 $ – $ 545,074
Russell 2000 Growth Total Return Index SOFR + 0.580% S CIT 07/15/25 4,758,822 116,444 – 116,444
Russell 2000 Value Total Return Index SOFR + 0.540% S CIT 07/15/25 17,946,673 377,646 – 377,646
Russell 2000 Total Return Index SOFR + 0.970% S BOA 09/16/25 18,644,780 422,429 – 422,429
Russell 2000 Total Return Index SOFR + 0.890% S JPM 11/17/25 42,583,614 966,129 – 966,129
$ 2,427,722 $ – $ 2,427,722

PACIFIC SELECT FUND
SMALL-CAP PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps
(e) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Return Swaps - Short
Pay Receive
Payment
Frequency
Receive Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Russell 2000 Growth Total Return Index SOFR + 0.490% S BOA 07/15/25 $ 18,093,984 ( $ 443,376 ) $ – ( $ 443,376 )
Russell 2000 Value Total Return Index SOFR + 0.490% S BRC 07/15/25 4,524,092 (95,287) – (95,287)
( $ 538,663 ) $ – ( $ 538,663 )
Total Return Swaps $ 1,889,059 $ – $ 1,889,059
Total Swap Agreements $ 1,889,059 $ – $ 1,889,059
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ 2,427,722
Liabilities – (538,663)
$ – $ 1,889,059
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 51,435,195 $ – $ 51,435,195 $ –
Mortgage-Backed Securities 4,442,480 – 4,442,480 –
Asset-Backed Securities 17,209,569 – 17,209,569 –
U.S. Treasury Obligations 9,913,535 – 9,913,535 –
Short-Term Investments 11,695,139 – 11,695,139 –
Derivatives:
Equity Contracts
Futures 361,601 361,601 – –
Swaps 2,427,722 – 2,427,722 –
Total Equity Contracts 2,789,323 361,601 2,427,722 –
Total Assets 97,485,241 361,601 97,123,640 –
Liabilities Derivatives:
Equity Contracts
Swaps (538,663) – (538,663) –
Interest Rate Contracts
Futures (138,241) (138,241) – –
Total Liabilities - Derivatives (676,904) (138,241) (538,663) –
Total Liabilities (676,904) (138,241) (538,663) –
Total $ 96,808,337 $ 223,360 $ 96,584,977 $ –

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Communications - 0.0%
Gen Digital, Inc. , Exp 04/17/27 * 1,685 $ 13,750
Total Rights
    (Cost $6,571) 13,750
COMMON STOCKS - 99.5%
Basic Materials - 4.2%
spacing
AdvanSix, Inc. 16,428 390,165
Cabot Corp. 28,683 2,151,225
Caledonia Mining Corp. PLC (South Africa)  1,425 27,531
Century Aluminum Co. * 1,114 20,074
Commercial Metals Co. 58,625 2,867,349
Compass Minerals International, Inc. * 24,178 485,736
FMC Corp. 26,164 1,092,347
Intrepid Potash, Inc. * 2,307 82,429
Kaiser Aluminum Corp. 9,325 745,067
Mativ Holdings, Inc. 42,369 288,957
Mercer International, Inc. (Germany)  25,232 88,312
Minerals Technologies, Inc. 11,009 606,266
NewMarket Corp. 3,519 2,431,136
Oil-Dri Corp. of America 7,306 430,981
Orion SA (Germany)  33,177 348,027
Rayonier Advanced Materials, Inc. * 53,875 207,419
Stepan Co. 12,151 663,201
Sylvamo Corp. 19,838 993,884
Tronox Holdings PLC 38,626 195,834
14,115,940
Communications - 3.0%
spacing
AMC Networks, Inc. Class A * 8,726 54,712
ATN International, Inc. 2,646 42,998
Aviat Networks, Inc. * 2,729 65,632
Cable One, Inc. 2,852 387,330
EchoStar Corp. Class A †* 59,163 1,638,815
ePlus, Inc. * 15,091 1,088,061
Gambling.com Group Ltd. * (Malta)  2,422 28,798
Iridium Communications, Inc. 49,355 1,489,040
Lands' End, Inc. * 5,026 53,829
Liberty Global Ltd. Class A * (Belgium)  26,051 260,771
Liberty Global Ltd. Class C * (Belgium)  21,866 225,438
NETGEAR, Inc. * 16,212 471,283
Preformed Line Products Co. 921 147,185
Scholastic Corp. 12,172 255,369
Shenandoah Telecommunications Co. 7,737 105,687
Telephone & Data Systems, Inc. 55,826 1,986,289
U.S. Cellular Corp. * 8,721 557,882
Viasat, Inc. * 84,728 1,237,029
10,096,148
Consumer, Cyclical - 20.4%
spacing
Abercrombie & Fitch Co. Class A * 4,297 356,006
Academy Sports & Outdoors, Inc. 35,500 1,590,755
Alaska Air Group, Inc. * 72,212 3,573,050
Allegiant Travel Co. * 9,353 513,947
American Axle & Manufacturing Holdings, Inc. * 77,723 317,110
American Eagle Outfitters, Inc. 95,112 914,977
Asbury Automotive Group, Inc. * 4,096 977,060
BJ's Restaurants, Inc. * 11,426 509,600
Blue Bird Corp. * 15,329 661,600
a Shares Value
BlueLinx Holdings, Inc. * 3,939 $ 292,983
Buckle, Inc. 17,344 786,550
Build-A-Bear Workshop, Inc. 7,113 366,746
Caleres, Inc. 22,511 275,084
Carter's, Inc. 21,057 634,447
Cheesecake Factory, Inc. † 26,136 1,637,682
Clarus Corp. 5,690 19,744
Columbia Sportswear Co. 14,652 894,944
Cracker Barrel Old Country Store, Inc. 11,762 718,423
Crocs, Inc. * 20,137 2,039,475
Daktronics, Inc. * 28,918 437,240
Dana, Inc. 91,229 1,564,577
Destination XL Group, Inc. * 3,970 4,407
Douglas Dynamics, Inc. 4,868 143,460
Ethan Allen Interiors, Inc. 14,803 412,264
Five Below, Inc. * 28,392 3,724,463
Flexsteel Industries, Inc. 2,986 107,586
Foot Locker, Inc. * 32,121 786,964
Forestar Group, Inc. * 12,107 242,140
Funko, Inc. Class A * 14,017 66,721
G-III Apparel Group Ltd. * 21,207 475,037
Genesco, Inc. * 5,527 108,827
Gentherm, Inc. * 9,913 280,439
Global Industrial Co. 466 12,587
Goodyear Tire & Rubber Co. * 236,358 2,451,032
Hamilton Beach Brands Holding Co. Class A  3,135 56,085
Harley-Davidson, Inc. 56,565 1,334,934
Haverty Furniture Cos., Inc. 5,136 104,518
Hovnanian Enterprises, Inc. Class A * 708 74,021
Hudson Technologies, Inc. * 9,260 75,191
Interface, Inc. 35,789 749,064
JAKKS Pacific, Inc. * 612 12,717
JetBlue Airways Corp. * 152,977 647,093
Kewaunee Scientific Corp. * 1,623 95,270
Kohl's Corp. † 71,516 606,456
La-Z-Boy, Inc. 22,188 824,728
LCI Industries 13,303 1,213,101
Lear Corp. 30,508 2,897,650
Lifetime Brands, Inc. 6,122 31,222
Lovesac Co. * 9,158 166,676
Macy's, Inc. 162,565 1,895,508
Malibu Boats, Inc. Class A * 12,005 376,237
Marcus Corp. 16,459 277,499
MasterCraft Boat Holdings, Inc. * 7,293 135,504
Methode Electronics, Inc. 5,991 56,974
Monarch Casino & Resort, Inc. 7,572 654,524
Motorcar Parts of America, Inc. * 4,371 48,955
Movado Group, Inc. 8,690 132,522
MRC Global, Inc. * 47,637 653,103
Nu Skin Enterprises, Inc. Class A  22,510 179,855
ODP Corp. * 13,021 236,071
Oxford Industries, Inc. 9,369 377,102
PC Connection, Inc. 5,666 372,709
Phinia, Inc. 23,000 1,023,270
Polaris, Inc. 16,349 664,587
Potbelly Corp. * 12,166 149,033
PriceSmart, Inc. 14,090 1,480,014
PVH Corp. 25,685 1,761,991
RCI Hospitality Holdings, Inc. 5,957 227,081
REV Group, Inc. 28,993 1,379,777
Rocky Brands, Inc. 1,734 38,477
Rush Enterprises, Inc. Class A  15,229 784,446
Rush Enterprises, Inc. Class B  936 49,121
ScanSource, Inc. * 14,290 597,465

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Shoe Carnival, Inc. 12,865 $ 240,704
Signet Jewelers Ltd. (NYSE) 24,716 1,966,158
SkyWest, Inc. * 23,479 2,417,633
Steelcase, Inc. Class A  52,691 549,567
Strattec Security Corp. * 874 54,372
Sun Country Airlines Holdings, Inc. * 36,529 429,216
Super Group SGHC Ltd. (Guernsey)  89,259 979,171
Superior Group of Cos., Inc. 5,735 59,070
Thor Industries, Inc. 25,648 2,277,799
Tile Shop Holdings, Inc. * 9,703 61,711
Titan International, Inc. * 15,899 163,283
Titan Machinery, Inc. * 6,705 132,826
Tri Pointe Homes, Inc. * 34,379 1,098,409
Under Armour, Inc. Class A * 106,712 728,843
Under Armour, Inc. Class C * 72,272 469,045
Universal Electronics, Inc. * 3,090 20,456
Urban Outfitters, Inc. * 41,139 2,984,223
Vera Bradley, Inc. * 5,609 12,396
Virco Mfg. Corp. 6,537 52,165
Visteon Corp. * 15,624 1,457,719
YETI Holdings, Inc. * 43,313 1,365,226
67,858,470
Consumer, Non-Cyclical - 11.8%
spacing
ACADIA Pharmaceuticals, Inc. * 78,649 1,696,459
ACCO Brands Corp. 66,145 236,799
Acme United Corp. 1,232 51,067
Alight, Inc. Class A * 223,801 1,266,714
Alkermes PLC * 85,553 2,447,671
American Public Education, Inc. * 9,796 298,386
Andersons, Inc. 14,464 531,552
Bioventus, Inc. Class A * 15,245 100,922
Boston Beer Co., Inc. Class A * 188 35,872
Brookdale Senior Living, Inc. * 73,202 509,486
Cal-Maine Foods, Inc. 24,545 2,445,418
Catalyst Pharmaceuticals, Inc. * 24,644 534,775
Central Garden & Pet Co. * 3,627 127,598
Central Garden & Pet Co. Class A * 31,594 988,576
Clarivate PLC * 149,458 642,670
Cross Country Healthcare, Inc. * 7,965 103,943
Darling Ingredients, Inc. * 47,568 1,804,730
Dole PLC 41,206 576,472
Emergent BioSolutions, Inc. * 39,693 253,241
Ennis, Inc. 10,980 199,177
Fresh Del Monte Produce, Inc. 21,252 688,990
Graham Holdings Co. Class B  522 493,901
Green Dot Corp. Class A * 29,137 314,097
Harmony Biosciences Holdings, Inc. * 24,637 778,529
Healthcare Services Group, Inc. * 42,051 632,027
Heidrick & Struggles International, Inc. 7,157 327,504
Herc Holdings, Inc. 16,691 2,198,038
Ingles Markets, Inc. Class A  8,398 532,265
Innoviva, Inc. * 35,904 721,311
Joint Corp. * 3,721 42,940
Lantheus Holdings, Inc. * 13,455 1,101,426
Lincoln Educational Services Corp. * 12,384 285,451
Natural Grocers by Vitamin Cottage, Inc. Class C  9,792 384,336
Nature's Sunshine Products, Inc. * 4,719 69,794
Novocure Ltd. * 30,596 544,609
OraSure Technologies, Inc. * 23,635 70,905
Oscar Health, Inc. Class A †* 69,225 1,484,184
Pacira BioSciences, Inc. * 30,258 723,166
Payoneer Global, Inc. * 119,938 821,575
Perdoceo Education Corp. 35,881 1,172,950
a Shares Value
Premier, Inc. Class A  49,592 $ 1,087,553
Puma Biotechnology, Inc. * 15,714 53,899
QuidelOrtho Corp. * 34,861 1,004,694
Seaboard Corp. 106 303,287
Seneca Foods Corp. Class A * 1,847 187,341
SIGA Technologies, Inc. 18,483 120,509
SpartanNash Co. 23,305 617,350
Stride, Inc. * 19,134 2,778,066
Supernus Pharmaceuticals, Inc. * 27,417 864,184
Target Hospitality Corp. * 16,369 116,547
TrueBlue, Inc. * 5,446 35,290
United Natural Foods, Inc. * 39,543 921,747
Universal Technical Institute, Inc. * 33,044 1,119,861
USANA Health Sciences, Inc. * 5,719 174,601
Village Super Market, Inc. Class A  5,567 214,330
Weis Markets, Inc. 10,655 772,381
WK Kellogg Co. † 36,574 582,990
Zimvie, Inc. * 11,132 104,084
39,298,240
Energy - 14.0%
spacing
Alpha Metallurgical Resources, Inc. * 4,090 460,043
Amplify Energy Corp. * 29,324 93,837
Archrock, Inc. 106,144 2,635,556
Aris Water Solutions, Inc. Class A  8,399 198,636
Atlas Energy Solutions, Inc. † 17,569 234,898
Berry Corp. 40,224 111,420
Bristow Group, Inc. * 14,339 472,757
California Resources Corp. 53,323 2,435,261
ChampionX Corp. 62,597 1,554,909
Civeo Corp. 6,972 160,983
Civitas Resources, Inc. 66,323 1,825,209
CNX Resources Corp. * 75,848 2,554,561
Comstock Resources, Inc. * 27,575 763,000
Core Natural Resources, Inc. 28,280 1,972,247
Crescent Energy Co. Class A  103,752 892,267
CVR Energy, Inc. 15,650 420,202
DMC Global, Inc. * 806 6,496
DNOW, Inc. * 68,042 1,009,063
Evolution Petroleum Corp. 8,487 39,889
Forum Energy Technologies, Inc. * 3,497 68,087
FutureFuel Corp. 7,673 29,771
Gran Tierra Energy, Inc. * (Colombia)  28,874 137,729
Granite Ridge Resources, Inc. 33,697 214,650
Helix Energy Solutions Group, Inc. * 70,162 437,811
Helmerich & Payne, Inc. 56,754 860,391
HighPeak Energy, Inc. † 14,932 146,334
Kimbell Royalty Partners LP † 47,194 658,828
Kodiak Gas Services, Inc. 34,345 1,177,003
Kosmos Energy Ltd. * (Ghana)  285,669 491,351
Liberty Energy, Inc. 93,768 1,076,457
Magnolia Oil & Gas Corp. Class A  109,135 2,453,355
Matrix Service Co. * 11,870 160,364
Murphy Oil Corp. 63,442 1,427,445
Nabors Industries Ltd. * 5,017 140,576
Natural Gas Services Group, Inc. * 4,355 112,403
Noble Corp. PLC 32,849 872,141
Northern Oil & Gas, Inc. † 64,941 1,841,077
NOV, Inc. 176,537 2,194,355
NPK International, Inc. * 12,777 108,732
Oceaneering International, Inc. * 54,879 1,137,093
Oil States International, Inc. * 16,993 91,082
Patterson-UTI Energy, Inc. 255,100 1,512,743
Peabody Energy Corp. 65,343 876,903

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
ProFrac Holding Corp. Class A †* 9,747 $ 75,637
ProPetro Holding Corp. * 60,428 360,755
Ramaco Resources, Inc. Class A  16,089 211,409
Ramaco Resources, Inc. Class B  1,503 12,295
Ranger Energy Services, Inc. Class A  6,957 83,067
REX American Resources Corp. * 8,212 400,007
Riley Exploration Permian, Inc. 10,752 282,025
RPC, Inc. 48,913 231,358
SandRidge Energy, Inc. 18,910 204,606
Seadrill Ltd. * (Norway)  11,122 291,952
Select Water Solutions, Inc. 54,525 471,096
Shoals Technologies Group, Inc. Class A * 88,116 374,493
SM Energy Co. 77,290 1,909,836
SunCoke Energy, Inc. 69,066 593,277
Talos Energy, Inc. * 90,699 769,128
TETRA Technologies, Inc. * 64,612 217,096
Tidewater, Inc. * 5,076 234,156
Transocean Ltd. * 122,671 317,718
VAALCO Energy, Inc. 88,686 320,156
Valaris Ltd. * 29,396 1,237,866
Vital Energy, Inc. * 21,951 353,192
Vitesse Energy, Inc. 16,923 373,829
Warrior Met Coal, Inc. 29,309 1,343,231
46,736,100
Financial - 28.9%
spacing
1st Source Corp. 3,479 215,942
ACNB Corp. 1,198 51,322
Air Lease Corp. 63,233 3,698,498
Amalgamated Financial Corp. 8,693 271,222
American Coastal Insurance Corp. * 10,120 112,534
AMERISAFE, Inc. 4,704 205,706
Arrow Financial Corp. 3,792 100,185
Assured Guaranty Ltd. 16,284 1,418,336
Atlanticus Holdings Corp. * 4,014 219,767
Axis Capital Holdings Ltd. 25,742 2,672,534
Axos Financial, Inc. * 21,169 1,609,691
BancFirst Corp. 4,312 533,049
Bancorp, Inc. * 21,473 1,223,317
Bank First Corp. 2,453 288,595
Bank of Hawaii Corp. 10,629 717,776
Bank of NT Butterfield & Son Ltd. (Bermuda)  22,141 980,403
Bank OZK 42,079 1,980,238
Bank7 Corp. 1,056 44,173
BankUnited, Inc. 27,906 993,175
Banner Corp. 12,136 778,524
Bar Harbor Bankshares 3,835 114,897
BCB Bancorp, Inc. 2,533 21,328
Berkshire Hills Bancorp, Inc. 18,293 458,057
Bread Financial Holdings, Inc. 18,985 1,084,423
Bridgewater Bancshares, Inc. * 5,242 83,400
Brighthouse Financial, Inc. * 40,791 2,193,332
Brookline Bancorp, Inc. 22,094 233,092
Burke & Herbert Financial Services Corp. 2,665 159,180
Business First Bancshares, Inc. 6,403 157,834
Byline Bancorp, Inc. 12,160 325,037
C&F Financial Corp. 970 59,878
Camden National Corp. 3,610 146,494
Capital Bancorp, Inc. 1,185 39,792
Capital City Bank Group, Inc. 4,138 162,830
Carter Bankshares, Inc. * 5,580 96,757
Cathay General Bancorp 22,726 1,034,715
Central Pacific Financial Corp. 11,616 325,596
ChoiceOne Financial Services, Inc. 2,390 68,593
a Shares Value
City Holding Co. 3,546 $ 434,101
CNB Financial Corp. 7,883 180,205
CNO Financial Group, Inc. 48,568 1,873,753
Colony Bankcorp, Inc. 3,701 60,955
Columbia Banking System, Inc. 76,529 1,789,248
Community Trust Bancorp, Inc. 5,233 276,930
ConnectOne Bancorp, Inc. 17,085 395,689
Customers Bancorp, Inc. * 11,397 669,460
Diamond Hill Investment Group, Inc. 1,401 203,579
Donegal Group, Inc. Class A  3,980 79,700
Eagle Bancorp, Inc. 7,458 145,282
Employers Holdings, Inc. 7,741 365,220
Enact Holdings, Inc. 11,251 417,975
Enstar Group Ltd. * 2,573 865,454
Enterprise Bancorp, Inc. 5,870 232,687
Enterprise Financial Services Corp. 15,218 838,512
Esquire Financial Holdings, Inc. 2,736 258,990
EZCORP, Inc. Class A * 12,746 176,915
F&G Annuities & Life, Inc. 7,127 227,921
Farmers National Banc Corp. 7,770 107,148
Federal Agricultural Mortgage Corp. Class C  3,963 769,932
Fidelis Insurance Holdings Ltd. (United Kingdom)  16,224 268,994
Financial Institutions, Inc. 4,722 121,261
First BanCorp 61,012 1,270,880
First Bank 3,326 51,453
First Business Financial Services, Inc. 3,554 180,046
First Commonwealth Financial Corp. 32,443 526,550
First Financial Bancorp 23,834 578,213
First Financial Corp. 4,843 262,442
First Internet Bancorp 2,323 62,489
First Interstate BancSystem, Inc. Class A  22,322 643,320
First Merchants Corp. 12,443 476,567
First Mid Bancshares, Inc. 9,092 340,859
First United Corp. 2,599 80,595
Five Star Bancorp 6,654 189,905
FNB Corp. 81,142 1,183,050
FS Bancorp, Inc. 1,455 57,298
Fulton Financial Corp. 50,687 914,394
Genworth Financial, Inc. * 106,397 827,769
Great Southern Bancorp, Inc. 3,986 234,297
Greenlight Capital Re Ltd. Class A * 10,186 146,373
Guaranty Bancshares, Inc. 1,073 45,538
Hancock Whitney Corp. 30,897 1,773,488
Hanmi Financial Corp. 10,040 247,787
Hanover Insurance Group, Inc. 11,251 1,911,207
HarborOne Bancorp, Inc. 8,959 104,641
HBT Financial, Inc. 2,735 68,949
HCI Group, Inc. 5,238 797,224
Heritage Commerce Corp. 24,825 246,512
Heritage Financial Corp. 8,431 200,995
Heritage Insurance Holdings, Inc. * 14,448 360,333
Hingham Institution For Savings † 410 101,824
Home Bancorp, Inc. 1,963 101,644
HomeTrust Bancshares, Inc. 6,873 257,119
Hope Bancorp, Inc. 45,429 487,453
Horace Mann Educators Corp. 16,555 711,368
Howard Hughes Holdings, Inc. * 18,314 1,236,195
Independent Bank Corp. (IBCP US) 7,230 234,324
Independent Bank Corp. (INDB US) 10,218 642,559
International Bancshares Corp. 22,860 1,521,562
International Money Express, Inc. * 13,628 137,507
Investors Title Co. 571 120,652
Jackson Financial, Inc. Class A  21,793 1,935,000
James River Group Holdings Ltd. 5,984 35,066

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Kearny Financial Corp. 9,146 $ 59,083
Kingstone Cos., Inc. * 6,755 104,095
Legacy Housing Corp. * 1,659 37,593
LendingClub Corp. * 12,854 154,634
MARA Holdings, Inc. †* 153,498 2,406,849
Medallion Financial Corp. 5,800 55,274
Mercantile Bank Corp. 6,955 322,782
Merchants Bancorp 9,284 307,022
Mercury General Corp. 9,394 632,592
Metrocity Bankshares, Inc. 8,031 229,526
Metropolitan Bank Holding Corp. * 4,767 333,690
MGIC Investment Corp. 59,330 1,651,747
Mid Penn Bancorp, Inc. 2,052 57,866
Midland States Bancorp, Inc. 9,588 166,064
National Bank Holdings Corp. Class A  10,774 405,210
Navient Corp. 22,910 323,031
NBT Bancorp, Inc. 291 12,091
Nelnet, Inc. Class A  2,859 346,282
NMI Holdings, Inc. * 32,900 1,388,051
Northeast Bank 3,299 293,578
Northfield Bancorp, Inc. 9,490 108,945
Northrim BanCorp, Inc. 2,149 200,416
Northwest Bancshares, Inc. 35,061 448,080
OceanFirst Financial Corp. 18,547 326,613
OFG Bancorp 19,477 833,616
Old National Bancorp 56,899 1,214,225
Old Second Bancorp, Inc. 15,157 268,885
Onity Group, Inc. * 3,541 135,160
Oppenheimer Holdings, Inc. Class A  4,774 313,986
Orange County Bancorp, Inc. 1,530 39,535
Origin Bancorp, Inc. 11,551 412,833
Orrstown Financial Services, Inc. 5,282 168,126
Palomar Holdings, Inc. * 10,366 1,598,956
Pathward Financial, Inc. 10,635 841,441
PCB Bancorp 848 17,791
Peapack-Gladstone Financial Corp. 2,958 83,564
PennyMac Financial Services, Inc. 6,842 681,737
Peoples Bancorp of North Carolina, Inc. 1,523 43,939
Peoples Bancorp, Inc. 11,716 357,807
Preferred Bank 5,634 487,595
ProAssurance Corp. * 6,630 151,363
Provident Financial Services, Inc. 29,837 523,043
QCR Holdings, Inc. 5,375 364,963
Radian Group, Inc. 53,307 1,920,118
RBB Bancorp 5,413 93,158
Regional Management Corp. 2,835 82,810
Republic Bancorp, Inc. Class A  3,173 231,978
S&T Bancorp, Inc. 12,354 467,228
Selectquote, Inc. * 26,890 63,998
Shore Bancshares, Inc. 15,974 251,111
Sierra Bancorp 719 21,347
SiriusPoint Ltd. * (Sweden)  46,337 944,811
SLM Corp. 76,617 2,512,271
South Plains Financial, Inc. 5,686 204,923
Southern Missouri Bancorp, Inc. 4,057 222,242
Southern States Bancshares, Inc. 410 14,912
Southside Bancshares, Inc. 5,000 147,150
Stellar Bancorp, Inc. 12,391 346,700
Stock Yards Bancorp, Inc. 6,427 507,604
StoneX Group, Inc. * 18,361 1,673,422
Synovus Financial Corp. 30,399 1,573,148
Third Coast Bancshares, Inc. * 6,078 198,568
Towne Bank 11,411 390,028
TriCo Bancshares 9,149 370,443
a Shares Value
TrustCo Bank Corp. 6,784 $ 226,721
UMB Financial Corp. 16,079 1,690,868
United Fire Group, Inc. 9,652 277,012
Unity Bancorp, Inc. 4,380 206,210
Universal Insurance Holdings, Inc. 12,111 335,838
Univest Financial Corp. 10,436 313,497
Valley National Bancorp 107,511 960,073
Velocity Financial, Inc. * 4,538 84,135
Veritex Holdings, Inc. 13,478 351,776
Virtus Investment Partners, Inc. 2,286 414,680
WaFd, Inc. 32,279 945,129
Waterstone Financial, Inc. 3,999 55,226
West BanCorp, Inc. 1,584 31,094
Westamerica BanCorp 10,855 525,816
Wintrust Financial Corp. 1,771 219,569
WisdomTree, Inc. 33,109 381,085
World Acceptance Corp. * 1,335 220,435
WSFS Financial Corp. 20,559 1,130,745
96,463,138
Industrial - 15.5%
spacing
Alamo Group, Inc. 6,381 1,393,483
Albany International Corp. Class A  17,136 1,201,748
Apogee Enterprises, Inc. 12,646 513,428
ArcBest Corp. 9,756 751,310
Ardmore Shipping Corp. (Ireland)  30,438 292,205
Argan, Inc. 6,347 1,399,387
Astec Industries, Inc. 15,248 635,689
Astronics Corp. * 13,786 461,555
Atkore, Inc. 20,991 1,480,915
Avnet, Inc. 54,409 2,888,030
Benchmark Electronics, Inc. 19,761 767,320
Boise Cascade Co. 20,579 1,786,669
Core Molding Technologies, Inc. * 3,911 64,884
Costamare Bulkers Holdings Ltd. * (Monaco)  5,465 47,382
Costamare, Inc. (Monaco)  27,328 248,958
Covenant Logistics Group, Inc. 9,012 217,279
DHT Holdings, Inc. 76,872 830,986
Dorian LPG Ltd. 27,834 678,593
Eastern Co. 1,898 43,312
Eastman Kodak Co. * 2,733 15,441
GATX Corp. 18,508 2,842,088
Genco Shipping & Trading Ltd. 27,562 360,235
Graham Corp. * 8,183 405,140
Granite Construction, Inc. 23,181 2,167,655
Great Lakes Dredge & Dock Corp. * 41,776 509,249
Greenbrier Cos., Inc. 19,117 880,338
Heartland Express, Inc. 24,466 211,386
Hyster-Yale, Inc. 5,422 215,687
IES Holdings, Inc. * 3,137 929,274
International Seaways, Inc. 30,477 1,111,801
JELD-WEN Holding, Inc. * 35,226 138,086
Karat Packaging, Inc. 2,484 69,949
Kennametal, Inc. 44,870 1,030,215
Kimball Electronics, Inc. * 11,718 225,337
Knowles Corp. * 17,380 306,236
Lindsay Corp. 3,861 556,949
LSB Industries, Inc. * 22,138 172,676
Luxfer Holdings PLC (United Kingdom)  13,490 164,308
Marten Transport Ltd. 35,023 454,949
Materion Corp. 2,756 218,744
Matson, Inc. 19,424 2,162,862
Metallus, Inc. * 28,356 436,966
Mueller Water Products, Inc. Class A  81,344 1,955,510

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
NWPX Infrastructure, Inc. * 3,310 $ 135,743
Olympic Steel, Inc. 4,083 133,065
Pangaea Logistics Solutions Ltd. 10,318 48,495
Park-Ohio Holdings Corp. 1,684 30,076
Plexus Corp. * 15,334 2,074,844
Ryder System, Inc. 15,791 2,510,769
Ryerson Holding Corp. 11,708 252,542
Safe Bulkers, Inc. (Monaco)  17,243 62,247
Schneider National, Inc. Class B  25,317 611,406
Scorpio Tankers, Inc. (Monaco)  27,769 1,086,601
SFL Corp. Ltd. (Norway)  79,208 659,803
Stoneridge, Inc. * 4,459 31,391
Tecnoglass, Inc. 10,561 816,999
Teekay Corp. Ltd. * (Bermuda)  40,059 330,487
Teekay Tankers Ltd. Class A (Canada)  15,923 664,308
Tennant Co. 7,048 546,079
Terex Corp. 29,964 1,399,019
Tredegar Corp. * 9,083 79,930
Trinity Industries, Inc. 47,693 1,288,188
TTM Technologies, Inc. * 30,123 1,229,621
Tutor Perini Corp. * 20,466 957,399
Universal Logistics Holdings, Inc. 4,358 110,606
Vishay Intertechnology, Inc. 58,380 927,074
Werner Enterprises, Inc. 34,404 941,293
Worthington Enterprises, Inc. 17,150 1,091,426
Worthington Steel, Inc. 16,629 496,043
51,759,668
Technology - 1.6%
spacing
Amkor Technology, Inc. 34,185 717,543
Climb Global Solutions, Inc. 101 10,798
Cricut, Inc. Class A  34,819 235,725
Diebold Nixdorf, Inc. * 3,448 191,019
DXC Technology Co. * 118,647 1,814,113
IBEX Holdings Ltd. * 9,444 274,820
Insight Enterprises, Inc. * 5,552 766,648
IPG Photonics Corp. * 3,090 212,129
Nutex Health, Inc. †* 1,862 231,800
Penguin Solutions, Inc. * 4,616 91,443
Photronics, Inc. * 35,764 673,436
Vishay Precision Group, Inc. * 6,849 192,457
5,411,931
Utilities - 0.1%
spacing
Ameresco, Inc. Class A * 9,467 143,804
Total Common Stocks
    (Cost $337,212,537) 331,883,439
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.5%
    (Cost $337,219,108) 331,897,189
SECURITIES LENDING COLLATERAL - 3.3%
Mutual Funds - 0.4%
The Morgan Stanley Institutional Liquidity Funds
4.180% 1,198,935 1,198,935
Principal
Amount Value
Repurchase Agreements - 2.9%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$9,768,577; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $9,963,949) $ 9,767,373 $ 9,767,373
a
Total Securities Lending Collateral
(Cost $10,966,308) 10,966,308
a
TOTAL INVESTMENTS - 102.8%
(Cost $348,185,416) 342,863,497
OTHER ASSETS & LIABILITIES, NET - (2.8%) (9,346,388)
NET ASSETS - 100.0% $ 333,517,109
Financial 28 .9%
Consumer, Cyclical 20 .4%
Industrial 15 .5%
Energy 14 .0%
Consumer, Non-Cyclical 11 .8%
Basic Materials 4 .2%
Securities Lending Collateral 3 .3%
Communications 3 .0%
Others (each less than 3.0%) 1 .7%
102 .8%
Other Assets & Liabilities, Net ( 2 .8% )
100 .0%

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 13,750 $ 13,750 $ – $ –
Common Stocks 331,883,439 331,883,439 – –
Securities Lending Collateral 10,966,308 1,198,935 9,767,373 –
Total $ 342,863,497 $ 333,096,124 $ 9,767,373 $ –

PACIFIC SELECT FUND
VALUE PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 98.6%
Basic Materials - 3.2%
spacing
DuPont de Nemours, Inc. 122,468 $ 8,400,080
Eastman Chemical Co. 65,962 4,924,723
Freeport-McMoRan, Inc. 363,157 15,742,856
PPG Industries, Inc. 63,696 7,245,420
36,313,079
Communications - 10.7%
spacing
Alphabet, Inc. Class A  157,400 27,738,602
Amazon.com, Inc. * 130,100 28,542,639
Charter Communications, Inc. Class A †* 25,397 10,382,548
Cisco Systems, Inc. 396,100 27,481,418
Comcast Corp. Class A  168,666 6,019,689
T-Mobile U.S., Inc. 80,865 19,266,895
119,431,791
Consumer, Cyclical - 10.5%
spacing
BJ's Wholesale Club Holdings, Inc. * 76,188 8,215,352
General Motors Co. 400,206 19,694,137
Hilton Worldwide Holdings, Inc. 53,999 14,382,094
Lululemon Athletica, Inc. * 15,600 3,706,248
PulteGroup, Inc. 195,017 20,566,493
Southwest Airlines Co. † 515,163 16,711,888
Target Corp. 73,000 7,201,450
Walmart, Inc. 273,562 26,748,892
117,226,554
Consumer, Non-Cyclical - 21.8%
spacing
AbbVie, Inc. 75,823 14,074,265
AstraZeneca PLC ADR (United Kingdom)  203,974 14,253,703
Becton Dickinson & Co. 12,592 2,168,972
Cigna Group 10,981 3,630,099
Coca-Cola Co. 397,777 28,142,723
Corteva, Inc. 265,296 19,772,511
McKesson Corp. 33,050 24,218,379
Merck & Co., Inc. 63,800 5,050,408
Philip Morris International, Inc. 181,456 33,048,581
Procter & Gamble Co. 134,419 21,415,635
Regeneron Pharmaceuticals, Inc. * 30,739 16,137,975
Sanofi SA 157,782 15,275,468
Thermo Fisher Scientific, Inc. 46,194 18,729,819
United Rentals, Inc. 15,727 11,848,722
UnitedHealth Group, Inc. 52,289 16,312,600
244,079,860
Energy - 5.7%
spacing
ConocoPhillips 121,608 10,913,102
Exxon Mobil Corp. 266,438 28,722,016
Shell PLC 393,287 13,812,048
Valero Energy Corp. 76,811 10,324,935
63,772,101
Financial - 23.6%
spacing
Allstate Corp. 84,279 16,966,205
American International Group, Inc. 168,970 14,462,142
American Tower Corp. REIT 23,750 5,249,225
Apollo Global Management, Inc. 104,495 14,824,706
Bank of America Corp. 549,792 26,016,157
Blackrock, Inc. 12,200 12,800,850
Capital One Financial Corp. 127,145 27,051,370
Charles Schwab Corp. 229,712 20,958,923
a Shares Value
Citigroup, Inc. 454,135 $ 38,655,971
CME Group, Inc. 60,218 16,597,285
Goldman Sachs Group, Inc. 20,718 14,663,165
JPMorgan Chase & Co. 47,292 13,710,424
PNC Financial Services Group, Inc. 88,011 16,407,011
Prologis, Inc. REIT 98,300 10,333,296
State Street Corp. 57,050 6,066,697
Vornado Realty Trust REIT 229,368 8,771,032
263,534,459
Industrial - 11.5%
spacing
Ball Corp. 94,773 5,315,818
CRH PLC 158,454 14,546,077
FedEx Corp. 68,988 15,681,662
Honeywell International, Inc. 69,923 16,283,668
Ingersoll Rand, Inc. 153,359 12,756,402
Johnson Controls International PLC 170,432 18,001,028
Northrop Grumman Corp. 29,946 14,972,401
Otis Worldwide Corp. 106,336 10,529,391
RTX Corp. 139,999 20,442,654
128,529,101
Technology - 7.2%
spacing
Accenture PLC Class A (Ireland)  56,297 16,826,610
Marvell Technology, Inc. 44,306 3,429,284
Microsoft Corp. 65,411 32,536,086
QUALCOMM, Inc. 70,399 11,211,745
Seagate Technology Holdings PLC † 110,634 15,967,805
79,971,530
Utilities - 4.4%
spacing
NextEra Energy, Inc. 290,099 20,138,672
NRG Energy, Inc. 105,796 16,988,722
PPL Corp. 341,634 11,577,976
48,705,370
Total Common Stocks
    (Cost $1,059,092,224) 1,101,563,845
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.6%
    (Cost $1,059,092,224) 1,101,563,845
SECURITIES LENDING COLLATERAL - 3.8%
Mutual Funds - 0.4%
The Morgan Stanley Institutional Liquidity Funds
4.180% 4,732,886 4,732,886
Principal
Amount
Repurchase Agreements - 3.4%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$38,562,198; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $39,333,442) $ 38,557,443 38,557,443
a
Total Securities Lending Collateral
(Cost $43,290,329) 43,290,329

PACIFIC SELECT FUND
VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2025, forward foreign currency contracts outstanding were as follows:
(c) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a
Value
TOTAL INVESTMENTS - 102.4%
(Cost $1,102,382,553) $ 1,144,854,174
DERIVATIVES - (0.1%) (886,730)
OTHER ASSETS & LIABILITIES, NET - (2.3%) (25,971,283)
NET ASSETS - 100.0% $ 1,117,996,161
Financial 23 .6%
Consumer, Non-Cyclical 21 .8%
Industrial 11 .5%
Communications 10 .7%
Consumer, Cyclical 10 .5%
Technology 7 .2%
Energy 5 .7%
Utilities 4 .4%
Securities Lending Collateral 3 .8%
Basic Materials 3 .2%
102 .4%
Derivatives ( 0 .1 ) %
Other Assets & Liabilities, Net ( 2 .3% )
100 .0%
Currency
Purchased
Currency
Sold
Settlement
Month Counterparty
Unrealized
Appreciation
Unrealized
Depreciation
EUR 658,100 USD 762,556 09/25 MSC $ 16,597 $ –
USD 1,940,713 EUR 1,691,000 09/25 MSC – (61,332)
USD 12,093,988 EUR 10,546,500 09/25 TDB – (392,457)
USD 8,028,193 GBP 5,944,300 09/25 MSC – (135,246)
USD 18,256,457 GBP 13,522,500 09/25 TDB – (314,292)
Total Forward Foreign Currency Contracts $ 16,597 ( $ 903,327 )
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 36,313,079 $ 36,313,079 $ – $ –
Communications 119,431,791 119,431,791 – –
Consumer, Cyclical 117,226,554 117,226,554 – –
Consumer, Non-Cyclical 244,079,860 228,804,392 15,275,468 –
Energy 63,772,101 49,960,053 13,812,048 –
Financial 263,534,459 263,534,459 – –
Industrial 128,529,101 128,529,101 – –
Technology 79,971,530 79,971,530 – –
Utilities 48,705,370 48,705,370 – –
Total Common Stocks 1,101,563,845 1,072,476,329 29,087,516 –
Securities Lending Collateral 43,290,329 4,732,886 38,557,443 –
Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts 16,597 – 16,597 –
Total Assets 1,144,870,771 1,077,209,215 67,661,556 –
Liabilities Derivatives:
Foreign Currency Contracts
Forward Foreign Currency Contracts (903,327) – (903,327) –
Total Liabilities (903,327) – (903,327) –
Total $ 1,143,967,444 $ 1,077,209,215 $ 66,758,229 $ –

PACIFIC SELECT FUND
VALUE ADVANTAGE PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 97.8%
Basic Materials - 1.1%
spacing
Axalta Coating Systems Ltd. * 186,524 $ 5,537,898
International Paper Co. 68,409 3,203,593
8,741,491
Communications - 6.5%
spacing
Alphabet, Inc. Class C  40,782 7,234,319
Amazon.com, Inc. * 46,233 10,143,058
Angi, Inc. * 45,971 701,517
Booking Holdings, Inc. 836 4,839,805
Cisco Systems, Inc. 37,121 2,575,455
Expedia Group, Inc. * 24,623 4,153,408
IAC, Inc. * 88,162 3,291,969
Omnicom Group, Inc. † 41,836 3,009,682
Verizon Communications, Inc. 147,983 6,403,224
Walt Disney Co. 72,614 9,004,862
51,357,299
Consumer, Cyclical - 5.4%
spacing
AutoZone, Inc. * 1,389 5,156,287
Bath & Body Works, Inc. 115,970 3,474,461
Best Buy Co., Inc. 52,944 3,554,131
Columbia Sportswear Co. 14,870 908,260
Gentex Corp. 151,736 3,336,675
Kontoor Brands, Inc. 47,388 3,126,186
Lowe's Cos., Inc. 33,833 7,506,528
McDonald's Corp. 27,121 7,923,943
Murphy USA, Inc. 8,223 3,345,116
Southwest Airlines Co. 134,435 4,361,071
42,692,658
Consumer, Non-Cyclical - 22.6%
spacing
AbbVie, Inc. 83,523 15,503,539
Align Technology, Inc. * 27,503 5,207,143
Bristol-Myers Squibb Co. 270,360 12,514,964
Cencora, Inc. 34,897 10,463,865
Cigna Group 24,994 8,262,517
Constellation Brands, Inc. Class A  21,305 3,465,897
Corpay, Inc. * 18,217 6,044,765
CVS Health Corp. 81,310 5,608,764
HCA Healthcare, Inc. 16,219 6,213,499
Henry Schein, Inc. * 142,250 10,391,363
Humana, Inc. 9,823 2,401,527
Johnson & Johnson 64,271 9,817,395
Keurig Dr. Pepper, Inc. 235,634 7,790,060
Labcorp Holdings, Inc. 32,548 8,544,175
Medtronic PLC 68,198 5,944,820
Merck & Co., Inc. 61,076 4,834,776
Oscar Health, Inc. Class A †* 167,456 3,590,257
PepsiCo, Inc. 33,047 4,363,526
Philip Morris International, Inc. 71,401 13,004,264
Post Holdings, Inc. * 48,828 5,323,717
Procter & Gamble Co. 40,609 6,469,826
Regeneron Pharmaceuticals, Inc. * 5,765 3,026,625
TransUnion 41,569 3,658,072
UnitedHealth Group, Inc. 23,768 7,414,903
Vertex Pharmaceuticals, Inc. * 6,666 2,967,703
WillScot Holdings Corp. * 245,144 6,716,946
179,544,908
Energy - 6.1%
a Shares Value
spacing
Chevron Corp. 85,410 $ 12,229,858
ConocoPhillips 132,249 11,868,025
Coterra Energy, Inc. 143,443 3,640,583
EOG Resources, Inc. 73,691 8,814,181
Kinder Morgan, Inc. 197,244 5,798,974
Williams Cos., Inc. 97,369 6,115,747
48,467,368
Financial - 34.9%
spacing
American Express Co. 18,167 5,794,910
American Homes 4 Rent Class A REIT 195,025 7,034,552
Ameriprise Financial, Inc. 7,093 3,785,747
Apple Hospitality REIT, Inc. 100,310 1,170,618
Arch Capital Group Ltd. 45,461 4,139,224
Bank of America Corp. 307,833 14,566,658
Berkshire Hathaway, Inc. Class B * 40,182 19,519,210
Capital One Financial Corp. 72,933 15,517,225
CBRE Group, Inc. Class A * 15,835 2,218,800
Charles Schwab Corp. 71,844 6,555,047
Chubb Ltd. 18,482 5,354,605
Columbia Banking System, Inc. 132,377 3,094,974
EastGroup Properties, Inc. REIT 14,267 2,384,301
Equinix, Inc. REIT 4,241 3,373,588
Federal Realty Investment Trust REIT 17,726 1,683,793
Fifth Third Bancorp 70,566 2,902,380
First Citizens BancShares, Inc. Class A  5,657 11,067,751
Host Hotels & Resorts, Inc. REIT 294,736 4,527,145
Kinsale Capital Group, Inc. 6,672 3,228,581
Lamar Advertising Co. Class A REIT 39,262 4,764,836
Loews Corp. 97,919 8,975,255
M&T Bank Corp. 77,469 15,028,211
MGIC Investment Corp. 252,510 7,029,878
Mid-America Apartment Communities, Inc. REIT 45,963 6,802,984
Morgan Stanley 45,153 6,360,252
Northern Trust Corp. 88,417 11,210,391
PNC Financial Services Group, Inc. 35,200 6,561,984
Progressive Corp. 6,762 1,804,507
Public Storage REIT 19,037 5,585,836
Raymond James Financial, Inc. 14,916 2,287,667
Rayonier, Inc. REIT 139,076 3,084,706
Regency Centers Corp. REIT 97,647 6,955,396
Regions Financial Corp. 356,885 8,393,935
SBA Communications Corp. REIT 20,572 4,831,128
State Street Corp. 99,614 10,592,953
Travelers Cos., Inc. 42,627 11,404,428
W.R. Berkley Corp. 65,151 4,786,644
Wells Fargo & Co. 365,344 29,271,361
Weyerhaeuser Co. REIT 141,809 3,643,073
277,294,534
Industrial - 13.8%
spacing
Carlisle Cos., Inc. 17,837 6,660,336
Dover Corp. 42,604 7,806,331
Eaton Corp. PLC 12,894 4,603,029
FedEx Corp. 31,350 7,126,169
Fortune Brands Innovations, Inc. 87,748 4,517,267
General Dynamics Corp. 21,993 6,414,478
Graphic Packaging Holding Co. 232,877 4,906,718
Hayward Holdings, Inc. * 42,830 591,054
Jabil, Inc. 27,867 6,077,793
JB Hunt Transport Services, Inc. 35,595 5,111,442
Martin Marietta Materials, Inc. 11,496 6,310,844
Middleby Corp. * 36,083 5,195,952

PACIFIC SELECT FUND
VALUE ADVANTAGE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
Mohawk Industries, Inc. * 49,914 $ 5,232,984
Packaging Corp. of America 20,969 3,951,608
RTX Corp. 63,809 9,317,390
Silgan Holdings, Inc. 77,599 4,204,314
Smurfit WestRock PLC 137,588 5,936,922
TD SYNNEX Corp. 74,505 10,110,328
Union Pacific Corp. 26,149 6,016,362
110,091,321
Technology - 4.6%
spacing
Analog Devices, Inc. 17,861 4,251,275
Cognizant Technology Solutions Corp. Class A  66,409 5,181,894
Hewlett Packard Enterprise Co. 392,880 8,034,396
Salesforce, Inc. 10,517 2,867,881
Texas Instruments, Inc. 48,674 10,105,696
Western Digital Corp. 97,115 6,214,389
36,655,531
Utilities - 2.8%
spacing
Entergy Corp. 33,488 2,783,523
NextEra Energy, Inc. 119,112 8,268,755
PG&E Corp. 283,498 3,951,962
Public Service Enterprise Group, Inc. 32,296 2,718,677
Xcel Energy, Inc. 64,431 4,387,751
22,110,668
Total Common Stocks
    (Cost $683,245,518) 776,955,778
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 97.8%
    (Cost $683,245,518) 776,955,778
SECURITIES LENDING COLLATERAL - 0.8%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
4.180% 715,273 715,273
Principal
Amount
Repurchase Agreements - 0.7%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$5,827,840; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $5,944,397) $ 5,827,121 5,827,121
a
Total Securities Lending Collateral
(Cost $6,542,394) 6,542,394
a
TOTAL INVESTMENTS - 98.6%
(Cost $689,787,912) 783,498,172
OTHER ASSETS & LIABILITIES, NET - 1.4% 11,315,284
NET ASSETS - 100.0% $ 794,813,456
Financial 34 .9%
Consumer, Non-Cyclical 22 .6%
Industrial 13 .8%
Communications 6 .5%
Energy 6 .1%
Consumer, Cyclical 5 .4%
Technology 4 .6%
Others (each less than 3.0%) 4 .7%
98 .6%
Other Assets & Liabilities, Net 1 .4%
100 .0%

PACIFIC SELECT FUND
VALUE ADVANTAGE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 776,955,778 $ 776,955,778 $ – $ –
Securities Lending Collateral 6,542,394 715,273 5,827,121 –
Total $ 783,498,172 $ 777,671,051 $ 5,827,121 $ –

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
PREFERRED STOCKS - 2.6%
Brazil - 1.9%
spacing
Itau Unibanco Holding SA 1,246,200 $ 8,475,289
Petroleo Brasileiro SA - Petrobras 366,900 2,119,107
10,594,396
South Korea - 0.7%
spacing
Mirae Asset Securities Co. Ltd. 185,883 1,154,807
Samsung Electronics Co. Ltd. 43,979 1,613,366
Samsung Fire & Marine Insurance Co. Ltd. 4,560 1,094,236
3,862,409
Total Preferred Stocks
    (Cost $12,369,177) 14,456,805
COMMON STOCKS - 96.6%
Brazil - 3.1%
spacing
Allos SA 73,500 307,360
Anima Holding SA 1,521,000 1,186,991
Banco Bradesco SA 9,800 26,173
Banco Bradesco SA ADR 263,200 813,288
BB Seguridade Participacoes SA 153,100 1,008,813
BRF SA 22,200 82,293
Cia Energetica de Minas Gerais ADR 29,500 57,820
Cogna Educacao SA 2,902,100 1,500,967
Embraer SA ADR † 95,475 5,433,482
Ez Tec Empreendimentos e Participacoes SA 40,300 103,252
Fleury SA 66,200 158,643
Grupo SBF SA 501,300 1,125,667
Itau Unibanco Holding SA 94,200 571,986
Localiza Rent a Car SA 88,400 659,286
Movida Participacoes SA 38,900 50,190
Rede D'Or Sao Luiz SA ~ 297,300 1,938,187
Transmissora Alianca de Energia Eletrica SA 79,600 511,757
YDUQS Participacoes SA 567,900 1,723,633
17,259,788
Chile - 0.8%
spacing
Banco de Chile 21,243,834 3,212,941
Banco de Credito e Inversiones SA 7,800 329,373
Enel Americas SA 5,309,777 517,228
Engie Energia Chile SA 245,326 342,330
4,401,872
China - 27.5%
spacing
Alibaba Group Holding Ltd. 1,093,900 15,485,182
Avicopter PLC Class A  22,100 119,755
Bank of Shanghai Co. Ltd. Class A  1,556,400 2,304,811
Beijing Enlight Media Co. Ltd. Class A  237,200 671,493
Bilibili, Inc. Class Z * 71,640 1,537,697
Changjiang Securities Co. Ltd. Class A  1,236,100 1,196,187
China Construction Bank Corp. Class H  1,639,000 1,658,580
China East Education Holdings Ltd. ~ 765,000 652,871
China Gold International Resources Corp. Ltd. 20,000 182,399
China Life Insurance Co. Ltd. Class H  1,192,000 2,876,255
China Pacific Insurance Group Co. Ltd.
Class H  35,400 121,789
China Yongda Automobiles Services Holdings
Ltd. 57,000 16,355
CITIC Ltd. 2,414,000 3,323,745
CMOC Group Ltd. Class H  633,000 646,023
a Shares Value
Country Garden Services Holdings Co. Ltd. 92,000 $ 77,107
Geely Automobile Holdings Ltd. 2,200,000 4,490,648
Guosen Securities Co. Ltd. Class A  611,600 983,637
Industrial & Commercial Bank of China Ltd.
Class H  9,895,000 7,857,182
JD.com, Inc. Class A  398,150 6,502,705
Kingsoft Corp. Ltd. 164,000 857,153
Livzon Pharmaceutical Group, Inc. Class H  79,900 300,933
Lonking Holdings Ltd. 3,821,000 1,028,876
Meituan Class B * ~ 497,400 8,001,195
NetDragon Websoft Holdings Ltd. 13,000 17,826
NetEase Cloud Music, Inc. * ~ 68,050 2,097,736
NetEase, Inc. 263,400 7,098,461
New Horizon Health Ltd. * ~ ± Ω 813,000 –
PDD Holdings, Inc. ADR * 17,000 1,779,220
People's Insurance Co. Group of China Ltd.
Class A  539,900 656,938
People's Insurance Co. Group of China Ltd.
Class H  7,514,000 5,735,437
PetroChina Co. Ltd. Class H  4,180,000 3,602,227
PICC Property & Casualty Co. Ltd. Class H  1,528,000 2,969,171
SAIC Motor Corp. Ltd. Class A  169,100 378,686
Sany Heavy Industry Co. Ltd. Class A  1,006,500 2,522,595
Shanghai Pudong Development Bank Co. Ltd.
Class A  82,900 160,665
SooChow Securities Co. Ltd. Class A  2,020,349 2,467,869
Tencent Holdings Ltd. 469,300 30,239,631
Tingyi Cayman Islands Holding Corp. 1,134,000 1,664,735
Uni-President China Holdings Ltd. 18,000 21,808
Wuhan Guide Infrared Co. Ltd. Class A * 451,000 645,428
Xiaomi Corp. Class B * ~ 1,689,400 13,004,555
XPeng, Inc. Class A * 114,400 1,024,067
Yunnan Yuntianhua Co. Ltd. Class A  240,800 738,525
Yutong Bus Co. Ltd. Class A  534,615 1,855,429
Zangge Mining Co. Ltd. Class A  345,100 2,056,813
Zhongtai Securities Co. Ltd. Class A  748,600 672,160
Zijin Mining Group Co. Ltd. Class A  1,684,700 4,609,363
Zijin Mining Group Co. Ltd. Class H  1,972,000 5,071,611
151,983,534
Czech Republic - 0.5%
spacing
Komercni Banka AS 23,752 1,149,432
Moneta Money Bank AS ~ 194,200 1,339,431
2,488,863
Greece - 0.1%
spacing
OPAP SA 5,957 135,078
Optima bank SA 3,420 80,493
Piraeus Financial Holdings SA 70,259 486,739
702,310
Hong Kong - 1.1%
spacing
Sino Biopharmaceutical Ltd. 6,991,000 4,703,140
WH Group Ltd. ~ 1,523,000 1,467,855
6,170,995
Hungary - 0.6%
spacing
Magyar Telekom Telecommunications PLC 46,061 241,992
OTP Bank Nyrt 34,974 2,795,473
3,037,465
India - 17.5%
spacing
Ajanta Pharma Ltd. 3,561 106,921

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Apollo Hospitals Enterprise Ltd. 25,713 $ 2,172,163
Arvind Fashions Ltd. 7,851 44,361
Avanti Feeds Ltd. 40,390 345,291
Bank of India 189,809 262,451
Bharat Petroleum Corp. Ltd. 219,573 850,261
Bharti Airtel Ltd. 369,158 8,654,562
Chambal Fertilisers & Chemicals Ltd. 186,292 1,228,132
Cipla Ltd. 6,765 118,844
City Union Bank Ltd. 66,204 168,848
Coal India Ltd. 317,345 1,451,168
Cochin Shipyard Ltd. ~ 32,063 772,605
Coromandel International Ltd. 87,545 2,558,865
Cummins India Ltd. 13,800 547,316
Federal Bank Ltd. 490,389 1,218,998
Garden Reach Shipbuilders & Engineers Ltd. 39,199 1,379,320
GE Vernova T&D India Ltd. 23,916 659,205
GlaxoSmithKline Pharmaceuticals Ltd. 6,800 268,729
Godrej Properties Ltd. * 55,878 1,527,911
HCL Technologies Ltd. 210,125 4,236,535
HDFC Bank Ltd. 181,778 4,243,691
HDFC Life Insurance Co. Ltd. ~ 101,923 967,288
Hindalco Industries Ltd. 563,663 4,560,276
Hindustan Aeronautics Ltd. ~ 30,487 1,731,753
Hindustan Zinc Ltd. 378,984 1,993,527
Hitachi Energy India Ltd. 5,081 1,185,570
ICICI Bank Ltd. ADR 154,065 5,182,747
IDBI Bank Ltd. 77,019 92,912
Indus Towers Ltd. * 299,245 1,467,719
IndusInd Bank Ltd. * 131,486 1,337,214
Info Edge India Ltd. 26,577 461,419
Infosys Ltd. ADR † 492,168 9,119,873
JB Chemicals & Pharmaceuticals Ltd. 1,958 38,338
JM Financial Ltd. 445,990 829,048
Kalyan Jewellers India Ltd. 335,607 2,175,871
Larsen & Toubro Ltd. 167,540 7,170,910
Lupin Ltd. 69,590 1,573,786
Mazagon Dock Shipbuilders Ltd. 24,591 930,341
Motilal Oswal Financial Services Ltd. 23,575 239,451
Muthoot Finance Ltd. 78,696 2,409,832
NTPC Ltd. 312,465 1,220,154
Paras Defence & Space Technologies Ltd. * 7,164 133,497
PC Jeweller Ltd. * 116,590 16,764
Petronet LNG Ltd. 650,090 2,289,049
PI Industries Ltd. 8,591 411,102
PNB Housing Finance Ltd. * ~ 5,524 71,562
Power Finance Corp. Ltd. 495,928 2,474,241
Punjab National Bank 280,582 361,608
PVR Inox Ltd. * 12,521 141,655
Ramco Cements Ltd. 13,353 167,462
RBL Bank Ltd. ~ 96,692 280,253
REC Ltd. 7,136 33,529
Reliance Industries Ltd. 83,603 1,463,321
Solar Industries India Ltd. 3,105 637,249
State Bank of India 214,332 2,050,241
Sumitomo Chemical India Ltd. 42,774 264,297
Tata Motors Ltd. 39,423 316,272
Torrent Pharmaceuticals Ltd. 61,313 2,437,348
UCO Bank 187,485 70,859
UPL Ltd. 188,952 1,457,521
Wipro Ltd. 338,222 1,049,431
Yes Bank Ltd. * 1,129,570 267,953
Zee Entertainment Enterprises Ltd. 592,895 1,011,270
Zydus Lifesciences Ltd. 157,154 1,815,200
96,725,890
a Shares Value
Indonesia - 1.5%
spacing
Aneka Tambang Tbk. PT 8,668,200 $ 1,631,155
Bank Central Asia Tbk. PT 4,062,300 2,171,491
Bank Mandiri Persero Tbk. PT 7,680,800 2,307,192
Bank Negara Indonesia Persero Tbk. PT 164,700 41,802
Bank Rakyat Indonesia Persero Tbk. PT 6,442,800 1,485,454
Bank Syariah Indonesia Tbk. PT 329,000 52,316
Indocement Tunggal Prakarsa Tbk. PT 77,000 25,265
Japfa Comfeed Indonesia Tbk. PT 365,400 34,106
Surya Citra Media Tbk. PT 55,209,000 510,415
8,259,196
Mexico - 1.8%
spacing
Arca Continental SAB de CV 138,337 1,462,143
Cemex SAB de CV ADR 165,800 1,148,994
Fibra Uno Administracion SA de CV REIT 39,300 54,286
Grupo Financiero Banorte SAB de CV Class O  527,700 4,823,529
Grupo Financiero Inbursa SAB de CV Class O  12,100 31,236
Industrias Penoles SAB de CV * 41,100 1,142,792
Promotora y Operadora de Infraestructura
SAB de CV 95,475 1,075,769
9,738,749
Peru - 0.0%
spacing
Credicorp Ltd. 100 22,352
Philippines - 0.4%
spacing
International Container Terminal Services, Inc. 218,040 1,589,588
Jollibee Foods Corp. 31,930 122,473
Metropolitan Bank & Trust Co. 402,500 518,045
2,230,106
Poland - 2.0%
spacing
Alior Bank SA 1,926 50,636
Bank Millennium SA * 47,646 189,303
Bank Polska Kasa Opieki SA 1,276 65,720
Cyfrowy Polsat SA * 155,429 762,629
Orange Polska SA 90,984 230,720
ORLEN SA 136,201 3,104,221
Powszechny Zaklad Ubezpieczen SA 371,210 6,491,384
Santander Bank Polska SA 2,889 397,010
11,291,623
Russia - 0.0%
spacing
Novatek PJSC GDR (OTC) * ~ ± Ω 258,603 1
Polyus PJSC GDR * ~ ± Ω 41,905 –
Sberbank of Russia PJSC * ± Ω 156,504 –
1
Saudi Arabia - 4.1%
spacing
Al Babtain Power & Telecommunication Co. 91,080 1,329,482
Al Rajhi Bank 150,182 3,788,018
Aldrees Petroleum & Transport Services Co. 14,632 496,966
Alinma Bank 169,184 1,209,475
Arab National Bank 413,583 2,394,988
Bank AlBilad 3,632 25,479
Banque Saudi Fransi 162,493 773,677
Etihad Etisalat Co. 161,385 2,551,695
Riyad Bank 635,577 4,868,878
Riyadh Cement Co. 45,713 391,469
SABIC Agri-Nutrients Co. 31,108 889,472
Saudi Awwal Bank 218,874 1,966,101

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Saudi Investment Bank 18,322 $ 70,931
Saudi National Bank 157,815 1,519,533
Saudi Telecom Co. 20,794 235,876
22,512,040
South Africa - 2.9%
spacing
FirstRand Ltd. 1,026,788 4,389,354
Gold Fields Ltd. ADR 64,456 1,525,673
Harmony Gold Mining Co. Ltd. ADR 364,731 5,095,292
Momentum Group Ltd. 259,956 503,503
Naspers Ltd. Class N  12,286 3,833,397
Old Mutual Ltd. 643,882 438,984
Sanlam Ltd. 15,432 77,292
Telkom SA SOC Ltd. * 140,508 429,505
16,293,000
South Korea - 10.2%
spacing
Cafe24 Corp. * 29,243 1,045,314
CS Wind Corp. 12,640 438,551
Daou Technology, Inc. 5,396 136,829
DB Insurance Co. Ltd. 18,849 1,720,018
Hana Financial Group, Inc. 68,660 4,373,503
Hanwha Aerospace Co. Ltd. 1,257 788,801
Hanwha General Insurance Co. Ltd. * 78,396 333,832
HD Hyundai Heavy Industries Co. Ltd. 4,972 1,569,337
HD Hyundai Mipo 10,385 1,617,672
HD Korea Shipbuilding & Offshore Engineering
Co. Ltd. 26,726 7,217,110
Hyundai Department Store Co. Ltd. 21,491 1,202,321
Hyundai Engineering & Construction Co. Ltd. 8,154 473,451
JB Financial Group Co. Ltd. 12,111 184,066
KB Financial Group, Inc. 70,745 5,813,561
Korea Electric Power Corp. 6,905 199,535
Korea Investment Holdings Co. Ltd. 4,404 454,464
KT&G Corp. 7,926 748,107
LIG Nex1 Co. Ltd. 7,368 2,944,551
Mirae Asset Securities Co. Ltd. 96,200 1,524,738
NAVER Corp. 20,193 3,921,175
Samsung E&A Co. Ltd. 16,941 276,582
Samsung Electronics Co. Ltd. 353,874 15,648,876
Samsung Heavy Industries Co. Ltd. * 63,558 785,953
Shinhan Financial Group Co. Ltd. 37,374 1,694,418
SK Hynix, Inc. 6,086 1,311,421
56,424,186
Taiwan - 19.2%
spacing
Advantech Co. Ltd. 44,000 510,450
Alchip Technologies Ltd. 9,000 954,287
Ardentec Corp. 67,000 174,036
ASE Technology Holding Co. Ltd. 387,000 1,941,493
Asia Cement Corp. 47,000 68,612
Asustek Computer, Inc. 126,000 2,785,527
Cathay Financial Holding Co. Ltd. 779,000 1,676,831
China Airlines Ltd. 3,068,000 2,266,968
Chroma ATE, Inc. 141,000 2,134,861
E.Sun Financial Holding Co. Ltd. 1,335,000 1,500,638
Evergreen Marine Corp. Taiwan Ltd. 59,000 401,771
Far Eastern Department Stores Ltd. 180,000 132,462
Fubon Financial Holding Co. Ltd. 1,786,000 5,348,447
Gamania Digital Entertainment Co. Ltd. 208,000 532,451
Hiwin Mikrosystem Corp. 32,000 130,354
International Games System Co. Ltd. 51,000 1,497,143
KGI Financial Holding Co. Ltd. 1,058,000 542,689
King Yuan Electronics Co. Ltd. 587,000 2,049,276
a Shares Value
Lion Travel Service Co. Ltd. 274,000 $ 1,567,451
MediaTek, Inc. 266,000 11,397,743
Realtek Semiconductor Corp. 135,000 2,621,834
Taishin Financial Holding Co. Ltd. 84,000 45,310
Taiwan Semiconductor Manufacturing Co. Ltd. 1,739,000 63,594,094
Tripod Technology Corp. 132,000 1,119,850
United Integrated Services Co. Ltd. 18,000 384,133
Yuanta Financial Holding Co. Ltd. 456,000 533,667
105,912,378
Thailand - 0.6%
spacing
Charoen Pokphand Foods PCL 3,530,700 2,500,345
SCB X PCL 256,600 918,289
3,418,634
Turkey - 1.1%
spacing
BIM Birlesik Magazalar AS 24,540 304,919
Dogus Otomotiv Servis ve Ticaret AS 84,136 368,224
Enka Insaat ve Sanayi AS 1,021,251 1,706,984
Kocaer Celik Sanayi Ve Ticaret AS 666,890 231,854
Otokar Otomotiv Ve Savunma Sanayi AS * 20,745 213,558
Torunlar Gayrimenkul Yatirim Ortakligi AS
REIT 23,911 40,144
Turk Altin Isletmeleri AS * 1,089,022 656,446
Turkcell Iletisim Hizmetleri AS 177,230 428,696
Turkiye Is Bankasi AS Class C  3,228,358 1,083,474
Turkiye Petrol Rafinerileri AS 93,699 329,493
Turkiye Sigorta AS 2,083,651 436,953
5,800,745
United Arab Emirates - 1.5%
spacing
Abu Dhabi Commercial Bank PJSC 613,180 2,250,691
Aldar Properties PJSC 399,996 971,989
Deyaar Development PJSC 1,681,104 453,779
Dubai Investments PJSC 590,226 411,662
Dubai Islamic Bank PJSC 639,773 1,579,701
Emaar Development PJSC 14,557 53,593
Emirates NBD Bank PJSC 415,993 2,582,541
Fertiglobe PLC 223,667 145,005
8,448,961
United Kingdom - 0.1%
spacing
Anglogold Ashanti PLC 11,624 531,002
Total Common Stocks
    (Cost $518,882,950) 533,653,690
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.2%
    (Cost $531,252,127) 548,110,495
SECURITIES LENDING COLLATERAL - 0.5%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity
Funds 4.180
%
285,972 285,972

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2025, the Fund’s composition by country of risk as a percentage of net assets was as follows:
(c) As of June 30, 2025, investments with a total aggregate value of $1 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(d) As of June 30, 2025, open futures contracts outstanding were as follows:
Principal
Amount Value
Repurchase Agreements - 0.4%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$2,330,019; collateralized by Federal
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 03/01/34 - 07/01/55 and
an aggregate value of $2,376,620) $ 2,329,732 $ 2,329,732
Total Securities Lending Collateral
(Cost $2,615,704) 2,615,704
TOTAL INVESTMENTS - 99.7%
(Cost $533,867,831) 550,726,199
DERIVATIVES - 0.0% 141,463
OTHER ASSETS & LIABILITIES, NET - 0.3% 1,703,620
NET ASSETS - 100.0% $ 552,571,282
Financial 27 .8%
Technology 23 .4%
Communications 18 .6%
Industrial 8 .9%
Basic Materials 6 .8%
Consumer, Non-Cyclical 5 .9%
Consumer, Cyclical 3 .7%
Energy 3 .0%
Others (each less than 3.0%) 1 .6%
99 .7%
Derivatives 0 .0%
Other Assets & Liabilities, Net 0 .3%
100 .0%
China 27 .5%
Taiwan 19 .2%
India 17 .5%
South Korea 10 .9%
Brazil 5 .0%
Saudi Arabia 4 .1%
Others (each less than 3.0%) 15 .5%
99 .7%
Derivatives 0 .0%
Other Assets and Liabilities, Net 0 .3%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI Emerging Markets Index 09/25 71 $ 4,237,462 $ 4,378,925 $ 141,463

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(e) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks
Brazil $ 10,594,396 $ 10,594,396 $ – $ –
South Korea 3,862,409 – 3,862,409 –
Total Preferred Stocks 14,456,805 10,594,396 3,862,409 –
Common Stocks
Brazil 17,259,788 17,259,788 – –
Chile 4,401,872 4,401,872 – –
China 151,983,534 1,779,220 150,204,314 –
Czech Republic 2,488,863 – 2,488,863 –
Greece 702,310 135,078 567,232 –
Hong Kong 6,170,995 – 6,170,995 –
Hungary 3,037,465 – 3,037,465 –
India 96,725,890 14,302,620 82,423,270 –
Indonesia 8,259,196 – 8,259,196 –
Mexico 9,738,749 9,738,749 – –
Peru 22,352 22,352 – –
Philippines 2,230,106 – 2,230,106 –
Poland 11,291,623 230,720 11,060,903 –
Russia 1 – – 1
Saudi Arabia 22,512,040 2,551,695 19,960,345 –
South Africa 16,293,000 7,640,744 8,652,256 –
South Korea 56,424,186 – 56,424,186 –
Taiwan 105,912,378 – 105,912,378 –
Thailand 3,418,634 – 3,418,634 –
Turkey 5,800,745 782,016 5,018,729 –
United Arab Emirates 8,448,961 2,582,541 5,866,420 –
United Kingdom 531,002 – 531,002 –
Total Common Stocks 533,653,690 61,427,395 472,226,294 1
Securities Lending Collateral 2,615,704 285,972 2,329,732 –
Derivatives:
Equity Contracts
Futures 141,463 141,463 – –
Total Assets 550,867,662 72,449,226 478,418,435 1
a
Liabilities Due to Custodian (3,495,585) – (3,495,585) –
Total Liabilities (3,495,585) – (3,495,585) –
Total $ 547,372,077 $ 72,449,226 $ 474,922,850 $ 1

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 52.4%
Basic Materials - 0.8%
Celanese U.S. Holdings LLC
1.400% due 08/05/26  $ 60,000 $ 57,877
6.415% due 07/15/27  344,000 356,469
Glencore Funding LLC (Australia)
4.907% due 04/01/28 ~ 700,000 707,306
5.338% due 04/04/27 ~ 490,000 496,968
Mosaic Co.
4.050% due 11/15/27  600,000 595,814
2,214,434
Communications - 1.3%
AT&T, Inc.
1.700% due 03/25/26  600,000 588,070
2.950% due 07/15/26  60,000 59,104
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.750% due 02/15/28  760,000 746,081
6.150% due 11/10/26  200,000 203,885
Discovery Communications LLC
3.950% due 03/20/28  481,000 459,956
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  60,000 58,733
3.625% due 12/15/25  800,000 796,518
Sprint LLC
7.625% due 03/01/26  600,000 605,805
T-Mobile USA, Inc.
2.625% due 04/15/26  75,000 73,886
3,592,038
Consumer, Cyclical - 2.6%
AutoZone, Inc.
3.125% due 04/21/26  60,000 59,303
5.050% due 07/15/26  800,000 805,252
5.125% due 06/15/30  120,000 123,077
Daimler Truck Finance North America LLC
(Germany)
4.950% due 01/13/28 ~ 227,000 229,992
5.000% due 01/15/27 ~ 200,000 201,991
Ford Motor Credit Co. LLC
5.800% due 03/05/27  800,000 806,608
5.850% due 05/17/27  1,400,000 1,411,233
6.950% due 06/10/26  400,000 405,540
General Motors Financial Co., Inc.
1.500% due 06/10/26  100,000 97,098
4.350% due 01/17/27  500,000 497,973
5.400% due 04/06/26  1,200,000 1,205,669
5.400% due 05/08/27  580,000 588,666
6.000% due 01/09/28  80,000 82,422
Hyundai Capital America
2.750% due 09/27/26 ~ 560,000 547,556
5.650% due 06/26/26 ~ 80,000 80,820
Ross Stores, Inc.
0.875% due 04/15/26  60,000 58,311
7,201,511
Consumer, Non-Cyclical - 5.1%
BAT Capital Corp. (United Kingdom)
3.215% due 09/06/26  860,000 848,296
4.700% due 04/02/27  720,000 723,728
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26  780,000 763,953
a
Principal
Amount Value
Bayer U.S. Finance II LLC (Germany)
4.375% due 12/15/28 ~ $ 286,000 $ 283,407
Bayer U.S. Finance LLC (Germany)
6.125% due 11/21/26 ~ 1,000,000 1,016,628
Centene Corp.
4.250% due 12/15/27  860,000 847,506
Cigna Group
3.400% due 03/01/27  880,000 867,901
CVS Health Corp.
1.300% due 08/21/27  800,000 750,193
2.875% due 06/01/26  760,000 748,583
6.250% due 06/01/27  620,000 641,460
HCA, Inc.
3.125% due 03/15/27  570,000 558,345
4.500% due 02/15/27  780,000 780,326
5.000% due 03/01/28  304,000 308,607
5.200% due 06/01/28  80,000 81,751
Humana, Inc.
1.350% due 02/03/27  820,000 784,669
Imperial Brands Finance PLC (United Kingdom)
due 06/30/28 # ~ 257,000 257,014
6.125% due 07/27/27 ~ 200,000 206,524
Japan Tobacco, Inc. (Japan)
4.850% due 05/15/28 ~ 334,000 339,099
JBS USA Holding Lux SARL/JBS USA Food Co./
JBS Lux Co. SARL
2.500% due 01/15/27  860,000 837,122
5.125% due 02/01/28  780,000 797,714
Mars, Inc.
4.450% due 03/01/27 ~ 325,000 326,266
4.600% due 03/01/28 ~ 551,000 555,594
Philip Morris International, Inc.
4.125% due 04/28/28  690,000 688,803
14,013,489
Energy - 5.1%
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  860,000 851,896
5.000% due 12/15/29 ~ 295,000 297,802
DCP Midstream Operating LP
5.625% due 07/15/27  862,000 881,555
Diamondback Energy, Inc.
5.200% due 04/18/27  760,000 770,727
Enbridge, Inc. (Canada)
5.250% due 04/05/27  650,000 659,784
5.300% due 04/05/29  840,000 863,087
5.900% due 11/15/26  870,000 885,718
Energy Transfer LP
3.900% due 07/15/26  700,000 695,589
6.050% due 12/01/26  60,000 61,282
EQT Corp.
3.125% due 05/15/26 ~ 80,000 78,784
3.900% due 10/01/27  892,000 880,442
Hess Corp.
4.300% due 04/01/27  830,000 828,418
MPLX LP
1.750% due 03/01/26  600,000 588,509
4.125% due 03/01/27  500,000 497,495
Northwest Pipeline LLC
4.000% due 04/01/27  620,000 616,255
Occidental Petroleum Corp.
5.000% due 08/01/27  1,100,000 1,110,209
ONEOK, Inc.
4.000% due 07/13/27  920,000 914,374

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.250% due 09/24/27  $ 720,000 $ 719,151
Plains All American Pipeline LP/PAA Finance
Corp.
3.550% due 12/15/29  274,000 261,996
4.500% due 12/15/26  700,000 701,248
Western Midstream Operating LP
4.650% due 07/01/26  280,000 279,476
Williams Cos., Inc.
5.400% due 03/02/26  600,000 603,506
14,047,303
Financial - 31.6%
ABN AMRO Bank NV (Netherlands)
6.339% due 09/18/27 ~ 900,000 919,804
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
1.750% due 01/30/26  650,000 638,729
3.650% due 07/21/27  700,000 689,634
4.625% due 10/15/27  700,000 703,028
6.100% due 01/15/27  700,000 715,755
6.450% due 04/15/27  150,000 154,941
Ally Financial, Inc.
4.750% due 06/09/27  780,000 784,615
5.737% due 05/15/29  446,000 454,035
7.100% due 11/15/27  430,000 453,370
American Express Co.
5.098% due 02/16/28  840,000 849,839
5.389% due 07/28/27  40,000 40,406
American Tower Corp.
3.375% due 10/15/26  800,000 790,063
3.600% due 01/15/28  840,000 825,037
Aon North America, Inc.
5.125% due 03/01/27  600,000 607,347
ARES Capital Corp.
2.150% due 07/15/26  600,000 584,814
ARES Strategic Income Fund
5.450% due 09/09/28 ~ 158,000 158,113
5.700% due 03/15/28  600,000 605,046
Arthur J Gallagher & Co.
4.600% due 12/15/27  419,000 422,304
Athene Global Funding
1.608% due 06/29/26 ~ 600,000 583,724
4.950% due 01/07/27 ~ 625,000 629,375
5.516% due 03/25/27 ~ 720,000 732,301
Avolon Holdings Funding Ltd. (Ireland)
2.125% due 02/21/26 ~ 100,000 98,169
4.950% due 01/15/28 ~ 912,000 917,174
6.375% due 05/04/28 ~ 890,000 928,477
Bank of America Corp.
1.658% due 03/11/27  780,000 765,255
3.559% due 04/23/27  560,000 556,055
3.705% due 04/24/28  410,000 405,277
3.824% due 01/20/28  920,000 912,263
4.948% due 07/22/28  580,000 586,800
5.819% due 09/15/29  740,000 770,999
5.933% due 09/15/27  760,000 773,444
Bank of Montreal (Canada)
4.567% due 09/10/27  620,000 621,598
5.266% due 12/11/26  500,000 507,229
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  870,000 871,709
Barclays PLC (United Kingdom)
2.279% due 11/24/27  200,000 194,001
4.837% due 09/10/28  500,000 503,959
a
Principal
Amount Value
5.501% due 08/09/28  $ 840,000 $ 856,881
5.829% due 05/09/27  1,000,000 1,010,345
6.496% due 09/13/27  700,000 715,688
Blackstone Private Credit Fund
3.250% due 03/15/27  60,000 58,371
7.300% due 11/27/28  719,000 767,088
BNP Paribas SA (France)
1.675% due 06/30/27 ~ 700,000 680,338
4.792% due 05/09/29 ~ 700,000 703,710
Brown & Brown, Inc.
4.600% due 12/23/26  247,000 248,243
4.700% due 06/23/28  137,000 138,197
Canadian Imperial Bank of Commerce (Canada)
5.926% due 10/02/26  60,000 61,192
Capital One Financial Corp.
1.878% due 11/02/27  860,000 830,936
5.468% due 02/01/29  40,000 40,968
7.149% due 10/29/27  770,000 795,796
Citigroup, Inc.
1.122% due 01/28/27  780,000 764,715
1.462% due 06/09/27  880,000 855,210
3.070% due 02/24/28  810,000 792,309
Citizens Bank NA
4.575% due 08/09/28  540,000 541,238
Corebridge Financial, Inc.
3.650% due 04/05/27  890,000 878,576
Corebridge Global Funding
5.750% due 07/02/26 ~ 760,000 769,825
Crown Castle, Inc.
3.650% due 09/01/27  800,000 786,483
3.700% due 06/15/26  700,000 694,085
4.000% due 03/01/27  60,000 59,672
Danske Bank AS (Denmark)
1.549% due 09/10/27 ~ 500,000 483,128
4.298% due 04/01/28 ~ 600,000 598,049
5.427% due 03/01/28 ~ 900,000 915,836
Deutsche Bank AG (Germany)
2.311% due 11/16/27  700,000 679,381
2.552% due 01/07/28  800,000 777,263
5.373% due 01/10/29  400,000 407,121
5.706% due 02/08/28  850,000 864,255
7.146% due 07/13/27  150,000 153,819
Equitable America Global Funding
4.650% due 06/09/28 ~ 854,000 859,198
Equitable Financial Life Global Funding
1.300% due 07/12/26 ~ 60,000 58,224
1.400% due 08/27/27 ~ 60,000 56,295
4.875% due 11/19/27 ~ 800,000 810,160
Fortitude Group Holdings LLC
6.250% due 04/01/30 ~ 393,000 404,493
Goldman Sachs Bank USA
5.283% due 03/18/27  60,000 60,304
Goldman Sachs Group, Inc.
1.948% due 10/21/27  860,000 832,926
2.640% due 02/24/28  860,000 835,514
3.691% due 06/05/28  580,000 572,000
HPS Corporate Lending Fund
5.300% due 06/05/27 ~ 329,000 329,688
5.450% due 01/14/28  625,000 626,939
HSBC Holdings PLC (United Kingdom)
4.292% due 09/12/26  500,000 499,523
5.597% due 05/17/28  350,000 356,681
5.887% due 08/14/27  900,000 913,008

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
7.390% due 11/03/28  $ 700,000 $ 743,541
Huntington Bancshares, Inc.
4.443% due 08/04/28  670,000 669,737
Huntington National Bank
5.065% (SOFR + 0.720%)
due 04/12/28 § 577,000 576,764
ING Groep NV (Netherlands)
4.858% due 03/25/29  534,000 539,537
Intesa Sanpaolo SpA (Italy)
3.875% due 07/14/27 ~ 200,000 197,445
Jackson Financial, Inc.
5.170% due 06/08/27  730,000 740,017
Jackson National Life Global Funding
4.900% due 01/13/27 ~ 593,000 597,460
5.315% (SOFR + 0.970%)
due 01/14/28 ~ § 750,000 752,798
JPMorgan Chase & Co.
1.470% due 09/22/27  80,000 77,202
1.578% due 04/22/27  880,000 859,748
2.069% due 06/01/29  570,000 534,724
2.182% due 06/01/28  880,000 846,123
2.947% due 02/24/28  1,400,000 1,368,465
5.012% due 01/23/30  780,000 794,538
Lloyds Banking Group PLC (United Kingdom)
5.454% (SOFR + 1.060%)
due 06/13/29 § 800,000 800,561
5.462% due 01/05/28  890,000 902,300
LPL Holdings, Inc.
4.900% due 04/03/28  256,000 257,996
Mizuho Financial Group, Inc. (Japan)
1.554% due 07/09/27  1,000,000 971,046
5.414% due 09/13/28  800,000 818,129
Morgan Stanley
1.593% due 05/04/27  880,000 858,883
3.591% due 07/22/28 § 880,000 864,762
3.772% due 01/24/29  880,000 867,563
5.173% due 01/16/30  200,000 204,229
5.652% due 04/13/28  730,000 746,494
5.656% due 04/18/30  740,000 768,788
Morgan Stanley Bank NA
4.968% due 07/14/28  400,000 404,871
NatWest Group PLC (United Kingdom)
1.642% due 06/14/27  200,000 194,682
3.073% due 05/22/28  600,000 585,257
5.473% (SOFR + 1.100%)
due 05/23/29 § 740,000 740,560
5.516% due 09/30/28  700,000 715,102
5.583% due 03/01/28  700,000 712,788
PNC Financial Services Group, Inc.
5.102% due 07/23/27  1,030,000 1,038,004
5.300% due 01/21/28  760,000 771,680
6.615% due 10/20/27  800,000 822,627
Sammons Financial Group Global Funding
5.050% due 01/10/28 ~ 550,000 558,316
Santander Holdings USA, Inc.
3.244% due 10/05/26  40,000 39,392
Societe Generale SA (France)
5.249% due 05/22/29 ~ 740,000 749,202
5.500% due 04/13/29 ~ 200,000 203,620
Toronto-Dominion Bank (Canada)
4.108% due 06/08/27  700,000 698,470
4.568% due 12/17/26  760,000 763,140
5.264% due 12/11/26  40,000 40,561
a
Principal
Amount Value
5.532% due 07/17/26  $ 40,000 $ 40,503
Truist Financial Corp.
1.267% due 03/02/27  137,000 133,962
4.123% due 06/06/28  700,000 697,687
4.873% due 01/26/29  760,000 768,983
5.435% due 01/24/30  320,000 329,657
6.047% due 06/08/27  830,000 841,315
U.S. Bancorp
3.100% due 04/27/26  50,000 49,505
5.384% due 01/23/30  390,000 401,621
6.787% due 10/26/27  760,000 782,554
U.S. Bank NA
5.279% (SOFR + 0.910%)
due 05/15/28 § 750,000 752,259
UBS AG (Switzerland)
5.000% due 07/09/27  700,000 710,949
UBS Group AG (Switzerland)
1.364% due 01/30/27 ~ 200,000 196,385
1.494% due 08/10/27 ~ 870,000 841,627
6.442% due 08/11/28 ~ 800,000 831,399
VICI Properties LP
4.750% due 02/15/28  740,000 744,369
4.750% due 04/01/28  40,000 40,336
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/26 ~ 660,000 656,206
Wells Fargo & Co.
2.393% due 06/02/28  960,000 925,282
3.196% due 06/17/27  780,000 770,815
3.526% due 03/24/28  700,000 690,379
4.900% due 01/24/28  509,000 512,851
5.707% due 04/22/28  560,000 572,351
6.303% due 10/23/29  870,000 919,643
Western Union Co.
1.350% due 03/15/26  60,000 58,606
86,564,726
Industrial - 1.6%
Amrize Finance U.S. LLC
4.600% due 04/07/27 ~ 217,000 217,974
Boeing Co.
2.700% due 02/01/27  800,000 777,835
3.100% due 05/01/26  300,000 296,089
5.040% due 05/01/27  800,000 806,304
6.259% due 05/01/27  70,000 72,046
CNH Industrial Capital LLC
1.450% due 07/15/26  860,000 833,076
4.500% due 10/08/27  700,000 702,176
Ingersoll Rand, Inc.
5.197% due 06/15/27  760,000 772,846
4,478,346
Technology - 1.8%
Broadcom, Inc.
4.150% due 02/15/28  640,000 638,259
5.050% due 07/12/27  740,000 750,865
Dell International LLC/EMC Corp.
4.750% due 04/01/28  270,000 273,218
4.900% due 10/01/26  760,000 763,602
6.020% due 06/15/26  760,000 767,312
Marvell Technology, Inc.
1.650% due 04/15/26  200,000 195,498
Micron Technology, Inc.
5.327% due 02/06/29  370,000 378,860
6.750% due 11/01/29  240,000 259,474

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
VMware LLC
1.400% due 08/15/26  $ 840,000 $ 812,652
4,839,740
Utilities - 2.5%
AES Corp.
1.375% due 01/15/26  60,000 58,866
5.450% due 06/01/28  760,000 776,835
Cleco Corporate Holdings LLC
3.743% due 05/01/26  60,000 59,587
Cleveland Electric Illuminating Co.
3.500% due 04/01/28 ~ 560,000 544,962
Dominion Energy, Inc.
1.450% due 04/15/26  600,000 585,729
2.850% due 08/15/26  690,000 678,416
Exelon Corp.
2.750% due 03/15/27  860,000 839,480
FirstEnergy Corp.
3.900% due 07/15/27  800,000 791,283
NiSource, Inc.
5.250% due 03/30/28  1,090,000 1,116,181
Pacific Gas & Electric Co.
5.450% due 06/15/27  800,000 809,607
Pinnacle West Capital Corp.
4.900% due 05/15/28  115,000 116,644
Southern Co.
5.500% due 03/15/29  40,000 41,657
Vistra Operations Co. LLC
5.050% due 12/30/26 ~ 518,000 520,856
6,940,103
Total Corporate Bonds & Notes
    (Cost $143,079,190) 143,891,690
MORTGAGE-BACKED SECURITIES - 4.2%
Collateralized Mortgage Obligations - Commercial - 4.2%
ALA Trust
6.043% (SOFR + 1.743%)
due 06/15/40 ~ § 535,000 538,765
Benchmark Mortgage Trust
3.042% due 08/15/52  433,887 422,134
BLP Commercial Mortgage Trust
5.654% (SOFR + 1.342%)
due 03/15/41 ~ § 94,883 95,106
BX Commercial Mortgage Trust
5.096% (SOFR + 0.784%)
due 06/15/38 ~ § 621,607 621,536
5.605% (SOFR + 1.293%)
due 12/15/39 ~ § 366,646 367,455
5.703% (SOFR + 1.392%)
due 03/15/41 ~ § 758,431 760,015
5.754% (SOFR + 1.442%)
due 02/15/39 ~ § 493,371 494,559
5.755% (SOFR + 1.443%)
due 04/15/40 ~ § 430,000 430,511
6.073% (SOFR + 1.761%)
due 12/09/40 ~ § 393,805 395,428
BX Trust
5.062% (SOFR + 0.750%)
due 10/15/26 ~ § 96,963 96,868
5.456% (SOFR + 1.144%)
due 03/15/30 ~ § 707,000 703,513
a
Principal
Amount Value
5.462% (SOFR + 1.150%)
due 02/15/35 ~ § $ 227,000 $ 226,522
5.705% (SOFR + 1.393%)
due 03/15/30 ~ § 72,000 71,575
5.754% (SOFR + 1.442%)
due 04/15/41 ~ § 346,608 347,769
5.803% (SOFR + 1.491%)
due 04/15/37 ~ § 139,793 140,013
CD Mortgage Trust
2.622% due 08/10/49  717,297 710,942
DTP Commercial Mortgage Trust
6.038% due 01/15/41 ~ § 100,000 102,563
ELP Commercial Mortgage Trust
5.127% (SOFR + 0.815%)
due 11/15/38 ~ § 722,159 721,478
Extended Stay America Trust
5.506% (SOFR + 1.194%)
due 07/15/38 ~ § 779,674 780,361
GS Mortgage Securities Trust
4.106% due 07/10/51 § 95,492 94,672
Hilton USA Trust
4.333% due 11/05/38 ~ § 171,000 168,970
JPMDB Commercial Mortgage Securities Trust
3.492% due 03/15/50  92,611 91,488
Morgan Stanley Capital I Trust
1.925% due 07/15/53  800,000 742,961
SREIT Trust
5.157% (SOFR + 0.845%)
due 11/15/38 ~ § 204,677 204,611
5.506% (SOFR + 1.194%)
due 11/15/38 ~ § 83,884 83,866
TCO Commercial Mortgage Trust
5.555% (SOFR + 1.243%)
due 12/15/39 ~ § 213,000 213,200
Wells Fargo Commercial Mortgage Trust
2.684% due 10/15/49  766,415 753,357
3.063% due 12/15/52  51,944 50,717
3.933% due 03/15/52  879,845 873,058
5.270% due 03/15/38 ~ § 143,000 143,671
11,447,684
Collateralized Mortgage Obligations - Residential - 0.0%
Cascade Funding Mortgage Trust
3.000% due 03/25/35 ~ § 85,488 83,708
Total Mortgage-Backed Securities
    (Cost $11,472,851) 11,531,392
ASSET-BACKED SECURITIES - 16.0%
Automobile Other - 1.5%
Ford Credit Floorplan Master Owner Trust A
4.840% due 04/15/30  200,000 201,621
GMF Floorplan Owner Revolving Trust
4.790% due 03/15/29 ~ 235,000 235,963
4.910% due 03/15/30 ~ 395,000 399,172
5.054% (SOFR + 0.750%)
due 03/15/29 ~ § 130,000 130,105
5.454% (SOFR + 1.150%)
due 06/15/28 ~ § 1,247,000 1,253,444
Santander Drive Auto Receivables Trust
4.880% due 03/17/31  485,000 489,527

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Securitized Term Auto Receivables Trust
(Canada)
4.925% due 12/29/32 ~ $ 650,000 $ 652,231
5.038% due 07/25/31 ~ 56,300 56,732
5.121% due 12/29/32 ~ 465,000 466,594
5.185% due 07/25/31 ~ 233,243 234,881
4,120,270
Automobile Sequential - 5.5%
ARI Fleet Lease Trust
4.460% due 01/17/34 ~ 635,000 634,712
4.590% due 03/15/34 ~ 505,000 507,152
Avis Budget Rental Car Funding AESOP LLC
4.800% due 08/20/29 ~ 100,000 101,239
BMW Vehicle Lease Trust
4.430% due 06/26/28  545,000 548,446
Capital One Prime Auto Receivables Trust
4.620% due 07/16/29  50,000 50,346
CarMax Auto Owner Trust
4.840% due 01/15/30  20,000 20,283
Carvana Auto Receivables Trust
4.550% due 08/12/30  390,000 392,816
4.640% due 01/10/30  495,000 498,202
Enterprise Fleet Financing LLC
4.510% due 02/22/28 ~ 678,000 679,204
4.820% due 02/20/29 ~ 365,000 370,636
5.060% due 03/20/31 ~ 150,000 153,250
5.160% due 09/20/30 ~ 150,000 152,936
Ford Credit Auto Lease Trust
4.720% due 06/15/28  520,000 524,363
Ford Credit Auto Owner Trust
1.370% due 10/17/33 ~ 150,000 146,406
1.530% due 05/15/34 ~ 150,000 144,492
4.450% due 10/15/29  790,000 792,918
4.610% due 08/15/29  25,000 25,264
Ford Credit Floorplan Master Owner Trust A
4.630% due 04/15/30  395,000 399,881
5.054% (SOFR + 0.750%)
due 04/15/29 ~ § 930,000 933,186
GM Financial Automobile Leasing Trust
4.660% due 02/21/28  980,000 987,006
GM Financial Revolving Receivables Trust
1.170% due 06/12/34 ~ 150,000 144,518
GMF Floorplan Owner Revolving Trust
4.730% due 11/15/29 ~ 100,000 101,264
Honda Auto Receivables Owner Trust
4.570% due 09/21/29  770,000 777,894
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/28 ~ 320,000 323,004
5.410% due 05/17/27 ~ 125,000 126,024
Hyundai Auto Receivables Trust
4.360% due 12/17/29  740,000 745,243
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  15,000 15,208
Porsche Financial Auto Securitization Trust
4.440% due 01/22/30 ~ 364,000 365,868
Santander Drive Auto Receivables Trust
4.670% due 08/15/29  515,000 519,041
4.740% due 01/16/29  145,000 145,612
SFS Auto Receivables Securitization Trust
4.440% due 12/20/30 ~ 480,000 484,460
4.750% due 07/22/30 ~ 940,000 950,494
Toyota Auto Loan Extended Note Trust
1.070% due 02/27/34 ~ 150,000 146,738
a
Principal
Amount Value
Toyota Lease Owner Trust
4.750% due 02/22/28 ~ $ 650,000 $ 655,865
USB Auto Owner Trust
4.490% due 06/17/30 ~ 190,000 191,685
Volkswagen Auto Loan Enhanced Trust
4.630% due 07/20/29  120,000 121,310
Wheels Fleet Lease Funding 1 LLC
4.570% due 01/18/40 ~ 770,000 774,126
World Omni Auto Receivables Trust
4.730% due 03/15/30  415,000 420,472
15,071,564
Credit Card Bullet - 1.0%
American Express Credit Account Master Trust
4.650% due 07/15/29  180,000 182,228
BA Credit Card Trust
4.790% due 05/15/28  111,000 111,505
Capital One Multi-Asset Execution Trust
2.060% due 08/15/28  95,000 92,817
Evergreen Credit Card Trust (Canada)
5.240% due 05/15/29 ~ 1,000,000 1,008,547
5.530% due 05/15/29 ~ 650,000 656,362
WF Card Issuance Trust
4.340% due 05/15/30  720,000 726,281
2,777,740
Other Asset-Backed Securities - 8.0%
Affirm Asset Securitization Trust
5.080% due 04/15/30 ~ 226,224 226,464
5.220% due 12/17/29 ~ 46,179 46,206
Amur Equipment Finance Receivables XV LLC
4.700% due 09/22/31 ~ 420,000 422,837
ARES LII CLO Ltd. (Cayman)
5.152% (SOFR + 0.880%)
due 04/22/31 ~ § 349,954 349,671
ARES LIV CLO Ltd. (Cayman)
due 07/15/38 # ~ § 530,000 530,265
ARES XLV CLO Ltd. (Cayman)
5.506% (SOFR + 1.250%)
due 10/15/30 ~ § 1,000,000 1,000,750
ARES XXXIV CLO Ltd. (Cayman)
5.600% (SOFR + 1.320%)
due 04/17/33 ~ § 250,000 250,807
Bain Capital Credit CLO Ltd. (Cayman)
due 04/22/35 # ~ § 650,000 650,000
Barings CLO Ltd. (Cayman)
5.409% (SOFR + 1.140%)
due 01/20/36 ~ § 1,250,000 1,250,625
Barings Equipment Finance LLC
4.640% due 10/13/28 ~ 1,000,000 1,002,900
Bowling Green Park CLO LLC
5.309% (SOFR + 1.000%)
due 04/18/35 ~ § 250,000 248,306
Buckhorn Park CLO Ltd. (Cayman)
5.339% (SOFR + 1.070%)
due 07/18/34 ~ § 250,000 249,600
CCG Receivables Trust
4.480% due 10/14/32 ~ 100,000 100,264
Cedar Funding VI CLO Ltd. (Cayman)
5.581% (SOFR + 1.312%)
due 04/20/34 ~ § 150,000 150,435
Dext ABS LLC
4.590% due 08/16/27 ~ 180,000 180,098
4.770% due 08/15/35 ~ 255,000 257,179

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) As of June 30, 2025, investments with a total aggregate value of $7,099,540 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap agreements.
a
Principal
Amount Value
DLLAA LLC
4.950% due 09/20/29 ~ $ 580,000 $ 590,770
Dllad LLC
5.300% due 07/20/29 ~ 150,000 153,119
Dryden 68 CLO Ltd. (Cayman)
5.356% (SOFR + 1.100%)
due 07/15/35 ~ § 250,000 250,064
Flatiron CLO 19 Ltd. (Cayman)
5.505% (SOFR + 1.180%)
due 11/16/34 ~ § 704,941 706,407
Flatiron CLO 23 LLC
5.551% (SOFR + 1.240%)
due 04/17/36 ~ § 683,000 683,853
Flatiron RR CLO 22 LLC
5.166% (SOFR + 0.910%)
due 10/15/34 ~ § 710,000 705,109
Harriman Park CLO Ltd. (Cayman)
due 07/20/38 # ~ § 390,000 390,195
Hartwick Park CLO Ltd. (Jersey)
5.429% (SOFR + 1.160%)
due 01/20/37 ~ § 250,000 248,438
HPEFS Equipment Trust
5.360% due 10/20/31 ~ 810,000 816,527
Kubota Credit Owner Trust
4.670% due 06/15/29 ~ 940,000 953,563
5.260% due 11/15/28 ~ 150,000 152,744
M&T Equipment Notes
4.700% due 12/16/27 ~ 290,000 291,364
Madison Park Funding XLV Ltd. (Cayman)
5.336% (SOFR + 1.080%)
due 07/15/34 ~ § 250,000 250,256
Madison Park Funding XXVII Ltd. (Cayman)
5.217% (SOFR + 0.900%)
due 04/20/38 ~ § 725,000 723,698
Magnetite XXVI Ltd. (Cayman)
5.166% (SOFR + 0.900%)
due 01/25/38 ~ § 490,000 488,801
OHA Credit Funding 22 Ltd. (Cayman)
5.614% (SOFR + 1.330%)
due 07/20/38 ~ § 518,000 517,621
Oportun Issuance Trust
4.880% due 05/09/33 ~ 360,000 361,994
Palmer Square Loan Funding Ltd. (Cayman)
due 07/15/33 # ~ § 820,000 820,000
5.121% (SOFR + 0.800%)
due 02/15/33 ~ § 250,000 248,550
5.356% (SOFR + 1.100%)
due 04/15/31 ~ § 486,722 486,881
5.656% (SOFR + 1.400%)
due 04/15/31 ~ § 900,000 900,714
5.856% (SOFR + 1.600%)
due 04/15/30 ~ § 700,000 700,983
PEAC Solutions Receivables LLC
4.940% due 10/20/28 ~ 100,000 100,408
Post Road Equipment Finance LLC
4.900% due 05/15/31 ~ 100,000 100,620
T-Mobile U.S. Trust
4.740% due 11/20/29 ~ 950,000 962,987
Valley Stream Park CLO Ltd. (Jersey)
5.459% (SOFR + 1.190%)
due 01/20/37 ~ § 250,000 249,528
Verdant Receivables LLC
4.850% due 03/13/28 ~ 100,000 100,327
a
Principal
Amount Value
Verizon Master Trust
4.510% due 03/20/30  $ 590,000 $ 593,072
4.620% due 11/20/30  250,000 253,298
4.710% due 01/21/31  580,000 589,606
Voya CLO Ltd. (Cayman)
5.280% (SOFR + 1.000%)
due 01/20/38 ~ § 650,000 648,876
21,956,780
Total Asset-Backed Securities
    (Cost $43,720,409) 43,926,354
U.S. TREASURY OBLIGATIONS - 9.5%
U.S. Treasury Notes - 9.5%
3.500% due 09/30/26 ‡ 13,137,500 13,071,812
4.250% due 03/15/27  12,944,900 13,045,021
26,116,833
Total U.S. Treasury Obligations
    (Cost $26,019,602) 26,116,833
SHORT-TERM INVESTMENTS - 16.2%
U.S. Treasury Bills - 16.2%
4.110% due 07/22/25 ‡ 21,526,600 21,474,400
4.306% due 09/25/25  23,100,000 22,869,058
44,343,458
Total Short-Term Investments
(Cost $44,342,890) 44,343,458
TOTAL INVESTMENTS - 98.3%
(Cost $268,634,942) 269,809,727
DERIVATIVES - 0.4% 1,116,295
OTHER ASSETS & LIABILITIES, NET - 1.3% 3,502,244
NET ASSETS - 100.0% $ 274,428,266
Corporate Bonds & Notes 52 .4%
Short-Term Investments 16 .2%
Asset-Backed Securities 16 .0%
U.S. Treasury Obligations 9 .5%
Mortgage-Backed Securities 4 .2%
98 .3%
Derivatives 0 .4%
Other Assets and Liabilities, Net 1 .3%
100 .0%

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(c) As of June 30, 2025, open futures contracts outstanding were as follows:
(d) As of June 30, 2025, swap agreements outstanding were as follows:
Balances reported in the Statement of Assets and Liabilities for Over the Counter (OTC) Swaps
Short Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CBOT 2 Year U.S. Treasury Notes 09/25 296 $ 61,301,554 $ 61,574,938 ( $ 273,384 )
CBOT 5 Year U.S. Treasury Notes 09/25 49 5,265,119 5,341,000 (75,881)
ICE U.S. MSCI EAFE Index 09/25 36 4,786,642 4,827,060 (40,418)
Total Futures Contracts ( $ 389,683 )
Total Return Swaps - Long
Receive Pay
Payment
Frequency
Pay Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
MSCI Daily Total Return Net EAFE SOFR + 0.275% S GSC 07/15/25 $ 28,441,662 $ 187,153 $ – $ 187,153
MSCI Daily Total Return Net EAFE SOFR + 0.540% S GSC 09/16/25 109,296,014 707,930 – 707,930
MSCI Daily Total Return Net EAFE SOFR + 0.460% S JPM 11/17/25 137,728,103 896,375 – 896,375
MSCI Daily Total Return Net Value EAFE SOFR + 0.345% S GSC 01/15/26 42,528,614 132,190 – 132,190
$ 1,923,648 $ – $ 1,923,648
Total Return Swaps - Short
Pay Receive
Payment
Frequency
Receive Rate Counterparty
Expiration
Date
Notional
Amount Value
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
MSCI Daily Trust Net Growth EAFE SOFR + 0.390% S CIT 01/15/26 $ 41,179,597 ( $ 417,670 ) $ – ( $ 417,670 )
a
Total Return Swaps $ 1,505,978 $ – $ 1,505,978
Total Swap Agreements $ 1,505,978 $ – $ 1,505,978
Upfront
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
OTC Swap Agreements
Assets $ – $ 1,923,648
Liabilities – (417,670)
$ – $ 1,505,978

PACIFIC SELECT FUND
INTERNATIONAL EQUITY PLUS BOND ALPHA PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(e) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 143,891,690 $ – $ 143,891,690 $ –
Mortgage-Backed Securities 11,531,392 – 11,531,392 –
Asset-Backed Securities 43,926,354 – 43,926,354 –
U.S. Treasury Obligations 26,116,833 – 26,116,833 –
Short-Term Investments 44,343,458 – 44,343,458 –
Derivatives:
Equity Contracts
Swaps 1,923,648 – 1,923,648 –
Total Assets 271,733,375 – 271,733,375 –
Liabilities Derivatives:
Equity Contracts
Futures (40,418) (40,418) – –
Swaps (417,670) – (417,670) –
Total Equity Contracts (458,088) (40,418) (417,670) –
Interest Rate Contracts
Futures (349,265) (349,265) – –
Total Liabilities - Derivatives (807,353) (389,683) (417,670) –
Total Liabilities (807,353) (389,683) (417,670) –
Total $ 270,926,022 ( $ 389,683 ) $ 271,315,705 $ –

PACIFIC SELECT FUND
INTERNATIONAL GROWTH PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 99.1%
Australia - 1.8%
spacing
Brambles Ltd. 704,413 $ 10,878,811
Belgium - 1.0%
spacing
UCB SA 31,216 6,141,991
Brazil - 0.7%
spacing
MercadoLibre, Inc. * 1,751 4,576,466
Canada - 6.8%
spacing
Agnico Eagle Mines Ltd. 25,892 3,079,336
Constellation Software, Inc. 1,131 4,147,097
Dollarama, Inc. 83,938 11,826,829
Loblaw Cos. Ltd. 54,959 9,090,886
Shopify, Inc. Class A * 69,361 8,000,791
Thomson Reuters Corp. 25,847 5,197,681
41,342,620
China - 3.8%
spacing
BYD Co. Ltd. Class H  431,409 6,717,047
Lenovo Group Ltd. 4,688,545 5,664,667
Tencent Holdings Ltd. 91,661 5,906,232
Zai Lab Ltd. * 235,621 830,570
Zai Lab Ltd. ADR * 114,825 4,015,430
23,133,946
Denmark - 2.2%
spacing
Novo Nordisk AS Class B  192,185 13,317,269
France - 11.1%
spacing
Airbus SE 62,452 13,065,001
AXA SA 156,952 7,707,133
Bureau Veritas SA 118,731 4,052,562
Danone SA 169,121 13,838,044
Hermes International SCA 2,680 7,265,119
L'Oreal SA 20,977 8,985,576
Safran SA 39,140 12,764,506
67,677,941
Germany - 9.4%
spacing
Deutsche Telekom AG 169,070 6,188,570
E.ON SE 505,513 9,314,397
Nemetschek SE 11,129 1,613,625
SAP SE 73,580 22,499,263
Siemens Energy AG * 153,035 17,886,875
57,502,730
India - 2.0%
spacing
HDFC Bank Ltd. 369,672 8,630,162
HDFC Bank Ltd. ADR 45,100 3,457,817
12,087,979
Israel - 1.6%
spacing
Check Point Software Technologies Ltd. * 44,006 9,736,328
Italy - 5.0%
spacing
Ferrari NV 17,515 8,580,791
Intesa Sanpaolo SpA 2,381,100 13,716,117
a Shares Value
UniCredit SpA 119,189 $ 7,995,598
30,292,506
Japan - 15.1%
spacing
Fujikura Ltd. 114,757 6,036,841
Hoya Corp. 47,548 5,646,900
Mitsubishi Heavy Industries Ltd. 425,500 10,647,873
Mitsubishi UFJ Financial Group, Inc. 647,851 8,832,534
MonotaRO Co. Ltd. 121,402 2,389,901
Nomura Research Institute Ltd. 140,119 5,604,397
Sony Group Corp. 674,628 17,540,534
Terumo Corp. 330,218 6,060,116
Tokio Marine Holdings, Inc. 288,079 12,209,084
Tokyo Electron Ltd. 88,258 16,902,232
91,870,412
Netherlands - 4.9%
spacing
Adyen NV * ~ 4,632 8,506,839
Argenx SE * 21,071 11,664,542
ASML Holding NV 12,209 9,783,523
29,954,904
Singapore - 2.9%
spacing
Sea Ltd. ADR * 108,621 17,372,843
Spain - 3.4%
spacing
Banco Bilbao Vizcaya Argentaria SA 646,326 9,952,305
Industria de Diseno Textil SA 206,636 10,779,531
20,731,836
Sweden - 0.8%
spacing
EQT AB 143,486 4,813,380
Switzerland - 3.6%
spacing
Cie Financiere Richemont SA Class A  32,163 6,086,293
Galderma Group AG * 30,185 4,387,561
Givaudan SA 1,493 7,240,342
Straumann Holding AG 32,455 4,248,026
21,962,222
Taiwan - 0.8%
spacing
Taiwan Semiconductor Manufacturing Co. Ltd. 128,760 4,708,669
United Kingdom - 17.1%
spacing
3i Group PLC 147,917 8,370,947
AstraZeneca PLC 72,589 10,102,148
BAE Systems PLC 283,756 7,364,280
Compass Group PLC 352,156 11,928,218
London Stock Exchange Group PLC 77,686 11,361,354
Marks & Spencer Group PLC 839,316 4,084,967
NatWest Group PLC 2,075,212 14,574,114
RELX PLC 284,761 15,433,382
Tesco PLC 1,727,937 9,527,016
Unilever PLC 181,634 11,084,432
103,830,858
United States - 5.1%
spacing
Linde PLC 16,347 7,669,685
Schneider Electric SE 42,518 11,415,443
Spotify Technology SA * 4,920 3,775,313

PACIFIC SELECT FUND
INTERNATIONAL GROWTH PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2025, the Fund’s composition by country of risk as a percentage of net assets was as follows:
(c) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
Trane Technologies PLC 19,020 $ 8,319,538
31,179,979
Total Common Stocks
    (Cost $515,245,857) 603,113,690
TOTAL INVESTMENTS - 99.1%
(Cost $515,245,857) 603,113,690
OTHER ASSETS & LIABILITIES, NET - 0.9% 5,295,898
NET ASSETS - 100.0% $ 608,409,588
Consumer, Non-Cyclical 25 .7%
Financial 18 .3%
Industrial 15 .3%
Consumer, Cyclical 13 .3%
Technology 13 .3%
Communications 8 .8%
Others (each less than 3.0%) 4 .4%
99 .1%
Other Assets & Liabilities, Net 0 .9%
100 .0%
United Kingdom 17 .1%
Japan 15 .1%
France 11 .1%
Germany 9 .4%
Canada 6 .8%
United States 5 .1%
Italy 5 .0%
Netherlands 4 .9%
China 3 .8%
Switzerland 3 .6%
Spain 3 .4%
Others (each less than 3.0%) 13 .8%
99 .1%
Other Assets and Liabilities, Net 0 .9%
100 .0%
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Australia $ 10,878,811 $ – $ 10,878,811 $ –
Belgium 6,141,991 – 6,141,991 –
Brazil 4,576,466 4,576,466 – –
Canada 41,342,620 41,342,620 – –
China 23,133,946 4,015,430 19,118,516 –
Denmark 13,317,269 – 13,317,269 –
France 67,677,941 – 67,677,941 –
Germany 57,502,730 – 57,502,730 –
India 12,087,979 3,457,817 8,630,162 –
Israel 9,736,328 9,736,328 – –
Italy 30,292,506 – 30,292,506 –
Japan 91,870,412 – 91,870,412 –
Netherlands 29,954,904 – 29,954,904 –
Singapore 17,372,843 17,372,843 – –
Spain 20,731,836 – 20,731,836 –
Sweden 4,813,380 – 4,813,380 –
Switzerland 21,962,222 – 21,962,222 –
Taiwan 4,708,669 – 4,708,669 –
United Kingdom 103,830,858 – 103,830,858 –
United States 31,179,979 19,764,536 11,415,443 –
Total Common Stocks 603,113,690 100,266,040 502,847,650 –
Total $ 603,113,690 $ 100,266,040 $ 502,847,650 $ –

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 97.8%
Australia - 0.6%
spacing
Rio Tinto PLC 126,048 $ 7,336,506
Canada - 3.2%
spacing
Canadian National Railway Co. 109,145 11,355,446
Intact Financial Corp. 40,190 9,345,448
Suncor Energy, Inc. 222,016 8,316,531
Toronto-Dominion Bank 141,381 10,398,914
39,416,339
China - 2.1%
spacing
NetEase, Inc. 464,200 12,509,893
Tencent Holdings Ltd. 216,223 13,932,460
26,442,353
Denmark - 2.5%
spacing
Carlsberg AS Class B  116,564 16,515,171
Novo Nordisk AS Class B  202,410 14,025,800
30,540,971
France - 15.6%
spacing
Air Liquide SA 164,456 33,911,001
BNP Paribas SA 209,886 18,827,131
Capgemini SE 130,446 22,337,109
Cie de Saint-Gobain SA 179,764 21,117,817
Cie Generale des Etablissements Michelin
SCA 235,361 8,754,067
Dassault Systemes SE 186,548 6,760,806
Edenred SE 287,105 8,917,629
Engie SA 876,294 20,595,361
EssilorLuxottica SA 46,127 12,666,138
Legrand SA 90,761 12,164,567
LVMH Moet Hennessy Louis Vuitton SE 28,027 14,668,774
Pernod Ricard SA 117,884 11,759,093
192,479,493
Germany - 8.8%
spacing
Beiersdorf AG 136,136 17,112,022
Deutsche Boerse AG 88,452 28,896,345
Merck KGaA 131,542 17,055,526
MTU Aero Engines AG 23,557 10,465,284
SAP SE 115,201 35,226,116
108,755,293
Hong Kong - 2.0%
spacing
AIA Group Ltd. 1,851,807 16,774,481
Prudential PLC 671,749 8,407,772
25,182,253
India - 0.8%
spacing
HDFC Bank Ltd. 222,204 5,187,454
Tata Consultancy Services Ltd. 123,186 4,974,307
10,161,761
Ireland - 1.4%
spacing
AIB Group PLC 2,028,413 16,740,187
Israel - 1.1%
spacing
Check Point Software Technologies Ltd. * 60,108 13,298,895
a Shares Value
Italy - 4.1%
spacing
Eni SpA 762,247 $ 12,313,432
Intesa Sanpaolo SpA 3,135,078 18,059,340
Ryanair Holdings PLC ADR 349,288 20,143,439
50,516,211
Japan - 19.4%
spacing
Daikin Industries Ltd. 112,700 13,229,138
Denso Corp. 947,200 12,782,734
FUJIFILM Holdings Corp. 498,000 10,784,474
Hitachi Ltd. 1,221,200 35,493,360
Hoya Corp. 44,100 5,237,408
Kose Corp. 106,900 4,195,694
Kyocera Corp. 515,100 6,186,534
LY Corp. 2,923,000 10,764,255
Mitsubishi Electric Corp. 815,000 17,529,808
Olympus Corp. 684,800 8,134,274
Seven & i Holdings Co. Ltd. 865,700 13,933,714
Shin-Etsu Chemical Co. Ltd. 533,100 17,604,004
SMC Corp. 13,300 4,766,216
Sompo Holdings, Inc. 416,200 12,542,098
Sony Group Corp. 924,400 24,034,682
Sumitomo Mitsui Financial Group, Inc. 646,200 16,271,932
Suzuki Motor Corp. 503,600 6,071,516
Terumo Corp. 553,200 10,152,251
ZOZO, Inc. 872,700 9,429,259
239,143,351
Netherlands - 1.4%
spacing
ING Groep NV 816,372 17,892,988
Portugal - 0.7%
spacing
Galp Energia SGPS SA 504,769 9,240,223
Singapore - 1.1%
spacing
DBS Group Holdings Ltd. 372,685 13,156,544
Spain - 1.6%
spacing
Amadeus IT Group SA 230,473 19,471,068
Switzerland - 6.1%
spacing
Cie Financiere Richemont SA Class A  139,020 26,307,139
Julius Baer Group Ltd. 116,486 7,901,810
Sika AG 7,810 2,124,974
Sonova Holding AG 23,842 7,110,290
UBS Group AG (XVTX) 398,530 13,530,786
Zurich Insurance Group AG 25,894 18,118,623
75,093,622
Taiwan - 2.1%
spacing
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR 112,997 25,592,691
United Kingdom - 10.5%
spacing
Compass Group PLC 840,791 28,479,248
Diageo PLC 329,303 8,303,734
London Stock Exchange Group PLC 116,319 17,011,319
NatWest Group PLC 2,068,811 14,529,160
RELX PLC (REN LN) 374,367 20,289,818
RELX PLC (REN NA) 5,341 288,621
Rolls-Royce Holdings PLC 2,134,208 28,283,900

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2025, the Fund’s composition by country of risk as a percentage of net assets was as follows:
(c) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
Tesco PLC 2,268,688 $ 12,508,458
129,694,258
United States - 12.7%
spacing
Experian PLC 412,505 21,271,334
Linde PLC 26,800 12,574,024
Nestle SA 241,134 23,975,072
Novartis AG 201,325 24,436,244
Qiagen NV * 214,382 10,328,846
Roche Holding AG 85,494 27,906,922
Schneider Electric SE 132,849 35,667,955
156,160,397
Total Common Stocks
    (Cost $932,768,464) 1,206,315,404
Principal
Amount
SHORT-TERM INVESTMENTS - 1.1%
U.S. Government Agency Issues - 1.1%
Federal Home Loan Bank Discount Notes
4.308% due 07/01/25  $ 12,934,000 12,932,505
Total Short-Term Investments
(Cost $12,934,000) 12,932,505
TOTAL INVESTMENTS - 98.9%
(Cost $945,702,464) 1,219,247,909
OTHER ASSETS & LIABILITIES, NET - 1.1% 13,661,956
NET ASSETS - 100.0% $ 1,232,909,865
Consumer, Non-Cyclical 24 .5%
Financial 21 .4%
Industrial 16 .5%
Consumer, Cyclical 13 .0%
Technology 9 .8%
Basic Materials 5 .8%
Others (each less than 3.0%) 7 .9%
98 .9%
Other Assets & Liabilities, Net 1 .1%
100 .0%
Japan 19 .4%
France 15 .6%
United States (Includes Short-Term Investments) 13 .8%
United Kingdom 10 .5%
Germany 8 .8%
Switzerland 6 .1%
Italy 4 .1%
Canada 3 .2%
Others (each less than 3.0%) 17 .4%
98 .9%
Other Assets and Liabilities, Net 1 .1%
100 .0%
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Australia $ 7,336,506 $ – $ 7,336,506 $ –
Canada 39,416,339 39,416,339 – –
China 26,442,353 – 26,442,353 –
Denmark 30,540,971 – 30,540,971 –
France 192,479,493 – 192,479,493 –
Germany 108,755,293 – 108,755,293 –
Hong Kong 25,182,253 – 25,182,253 –
India 10,161,761 – 10,161,761 –
Ireland 16,740,187 – 16,740,187 –
Israel 13,298,895 13,298,895 – –
Italy 50,516,211 20,143,439 30,372,772 –
Japan 239,143,351 – 239,143,351 –
Netherlands 17,892,988 – 17,892,988 –
Portugal 9,240,223 – 9,240,223 –
Singapore 13,156,544 – 13,156,544 –
Spain 19,471,068 – 19,471,068 –
Switzerland 75,093,622 – 75,093,622 –
Taiwan 25,592,691 25,592,691 – –
United Kingdom 129,694,258 – 129,694,258 –
United States 156,160,397 12,574,024 143,586,373 –
Total Common Stocks 1,206,315,404 111,025,388 1,095,290,016 –
Short-Term Investments 12,932,505 – 12,932,505 –
Total $ 1,219,247,909 $ 111,025,388 $ 1,108,222,521 $ –

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 93.1%
Australia - 3.6%
spacing
Amotiv Ltd. 484,776 $ 2,556,401
AUB Group Ltd. 123,585 2,892,016
Deterra Royalties Ltd. 807,218 1,998,876
Imdex Ltd. 2,314,201 4,143,256
Inghams Group Ltd. 839,596 1,961,832
nib holdings Ltd. 411,533 1,915,589
Servcorp Ltd. 89,960 339,257
15,807,227
Austria - 3.4%
spacing
Eurotelesites AG * 140,043 838,016
Mayr Melnhof Karton AG 30,389 2,739,977
Strabag SE 41,625 3,963,546
Telekom Austria AG 308,514 3,506,948
Wienerberger AG 102,411 3,827,306
14,875,793
Belgium - 1.4%
spacing
Econocom Group SA NV 207,564 476,286
Fagron 211,336 5,593,468
6,069,754
Brazil - 0.9%
spacing
Afya Ltd. Class A * 75,750 1,352,895
Hypera SA 437,472 2,189,333
LOG Commercial Properties e Participacoes
SA 143,095 551,773
4,094,001
Canada - 2.9%
spacing
CCL Industries, Inc. Class B  75,310 4,391,678
ECN Capital Corp. 89,330 180,398
North West Co., Inc. 102,840 3,645,373
Open Text Corp. 95,230 2,782,597
Parkland Corp. 27,070 765,733
Quebecor, Inc. Class A  34,900 1,047,961
12,813,740
Cayman - 0.0%
spacing
Patria Investments Ltd. Class A  14,890 209,353
China - 4.6%
spacing
Best Pacific International Holdings Ltd. ~ 1,531,826 474,984
Consun Pharmaceutical Group Ltd. 1,828,000 2,639,608
Far East Horizon Ltd. 4,486,287 3,897,665
Horizon Construction Development Ltd. 426,030 64,713
Precision Tsugami China Corp. Ltd. ~ 764,572 2,116,227
Qingdao Port International Co. Ltd. Class H ~ 5,392,772 4,521,537
Shandong Weigao Group Medical Polymer Co.
Ltd. Class H  3,000,000 2,337,879
Shenzhen YUTO Packaging Technology Co.
Ltd. Class A  830,245 2,715,581
Yangzijiang Shipbuilding Holdings Ltd. 792,900 1,383,689
20,151,883
Finland - 1.1%
spacing
Huhtamaki OYJ 98,315 3,512,716
a Shares Value
Tokmanni Group Corp. 93,997 $ 1,168,912
4,681,628
France - 3.1%
spacing
Altarea SCA REIT 22,950 2,743,410
ARGAN SA REIT 34,989 2,704,441
IPSOS SA 43,195 2,320,140
Thermador Groupe 29,862 2,592,468
Vallourec SACA * 169,987 3,135,619
13,496,078
Germany - 2.4%
spacing
JOST Werke SE ~ 16,240 1,029,196
Norma Group SE 29,480 475,869
Rheinmetall AG 1,976 4,184,571
Stabilus SE 43,459 1,418,255
Talanx AG 25,976 3,367,575
10,475,466
Greece - 1.8%
spacing
Athens International Airport SA 192,698 2,244,448
Metlen Energy & Metals SA 66,629 3,611,972
OPAP SA 91,696 2,079,257
7,935,677
Hong Kong - 1.1%
spacing
Sino Land Co. Ltd. 2,248,204 2,394,638
WH Group Ltd. ~ 2,651,770 2,555,755
4,950,393
Hungary - 0.3%
spacing
Richter Gedeon Nyrt 51,196 1,509,073
Indonesia - 1.1%
spacing
Bank Syariah Indonesia Tbk. PT 7,672,200 1,219,991
Selamat Sempurna Tbk. PT 18,411,600 2,166,070
Sumber Alfaria Trijaya Tbk. PT 10,758,000 1,584,479
4,970,540
Ireland - 1.4%
spacing
Dalata Hotel Group PLC 351,884 2,673,538
Irish Residential Properties REIT PLC ◊ 2,560,586 3,076,569
Mincon Group PLC 991,784 434,597
6,184,704
Italy - 3.2%
spacing
Banca Generali SpA 39,675 2,204,360
Banca Mediolanum SpA 106,400 1,833,614
Lottomatica Group SpA 68,600 1,903,823
Pirelli & C SpA ~ 285,092 1,965,160
Recordati Industria Chimica e Farmaceutica
SpA 65,685 4,128,631
Sesa SpA 20,600 2,093,848
14,129,436
Japan - 24.5%
spacing
ABC-Mart, Inc. 120,000 2,465,259
Amano Corp. 80,250 2,493,637
As One Corp. 158,210 2,730,134
ASKUL Corp. 132,563 1,414,165
BayCurrent, Inc. 69,970 3,599,566
Capcom Co. Ltd. 86,150 2,942,150

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Daiichikosho Co. Ltd. 114,350 $ 1,287,225
Dentsu Soken, Inc. 41,700 1,943,072
Dexerials Corp. 202,050 3,122,610
Ebara Corp. 221,400 4,245,934
Fuji Electric Co. Ltd. 54,710 2,519,499
Funai Soken Holdings, Inc. 101,910 1,714,532
Hachijuni Bank Ltd. 83,600 679,006
Hikari Tsushin, Inc. 8,200 2,421,184
Hokuhoku Financial Group, Inc. 181,510 3,439,067
Inaba Denki Sangyo Co. Ltd. 128,840 3,535,646
Isuzu Motors Ltd. 206,310 2,613,521
Itochu Enex Co. Ltd. 58,700 703,017
Kamigumi Co. Ltd. 134,430 3,735,570
Kawasaki Heavy Industries Ltd. 58,500 4,422,458
Kuraray Co. Ltd. 243,230 3,092,982
Kyoto Financial Group, Inc. 164,900 2,948,243
Maruwa Co. Ltd. 10,940 3,135,608
MEITEC Group Holdings, Inc. 144,960 3,194,565
Mitani Corp. 108,140 1,614,368
NOF Corp. 236,760 4,536,969
NSD Co. Ltd. 152,200 3,768,818
PALTAC Corp. 109,250 3,058,841
Persol Holdings Co. Ltd. 1,167,880 2,279,345
Prestige International, Inc. 99,070 414,600
Renesas Electronics Corp. 203,480 2,517,338
Roland Corp. 35,840 787,235
S Foods, Inc. 60,000 1,089,667
San-Ai Obbli Co. Ltd. 213,850 2,690,693
Ship Healthcare Holdings, Inc. 234,450 3,155,533
Starts Corp., Inc. 48,200 1,523,698
Systena Corp. 738,900 2,092,902
TIS, Inc. 89,640 3,003,805
TKC Corp. 58,680 1,717,300
Tsuruha Holdings, Inc. 59,160 4,617,873
WingArc1st, Inc. 107,900 3,084,519
106,352,154
Mexico - 0.9%
spacing
Bolsa Mexicana de Valores SAB de CV 462,999 1,060,744
Gruma SAB de CV Class B  64,436 1,111,804
Grupo Comercial Chedraui SA de CV 194,870 1,547,370
3,719,918
Netherlands - 1.0%
spacing
Acomo NV 36,632 992,524
Arcadis NV 65,311 3,171,500
4,164,024
Norway - 2.0%
spacing
Europris ASA ~ 571,285 4,844,805
SpareBank 1 SMN 195,396 3,768,215
8,613,020
Peru - 0.3%
spacing
Intercorp Financial Services, Inc. 29,585 1,128,076
Philippines - 1.8%
spacing
Century Pacific Food, Inc. 6,084,355 4,347,511
Robinsons Land Corp. 14,310,459 3,457,006
7,804,517
Singapore - 1.4%
spacing
Hour Glass Ltd. 948,682 1,432,536
a Shares Value
HRnetgroup Ltd. ~ 3,091,465 $ 1,664,536
Mapletree Industrial Trust REIT 1,982,109 3,181,471
6,278,543
South Africa - 0.6%
spacing
Pepkor Holdings Ltd. ~ 1,735,035 2,671,040
South Korea - 0.5%
spacing
Soulbrain Co. Ltd. 4,450 590,858
Vitzrocell Co. Ltd. 65,700 1,374,937
1,965,795
Spain - 4.4%
spacing
CIE Automotive SA 123,509 3,556,956
Grupo Catalana Occidente SA 99,391 5,766,076
Logista Integral SA 120,131 3,933,933
Prosegur Cia de Seguridad SA 1,118,923 3,845,601
Viscofan SA 27,462 1,953,447
19,056,013
Sweden - 2.3%
spacing
Alligo AB Class B  131,203 1,525,406
Beijer Alma AB 85,249 2,051,687
Granges AB 298,867 3,836,831
Hexpol AB 264,946 2,562,936
9,976,860
Taiwan - 3.9%
spacing
International Games System Co. Ltd. 126,660 3,718,199
Sporton International, Inc. 360,619 2,094,012
Test Research, Inc. 523,947 2,621,149
Tripod Technology Corp. 600,799 5,097,006
Yageo Corp. 194,952 3,235,011
16,765,377
Thailand - 0.4%
spacing
Star Petroleum Refining PCL 9,993,647 1,552,860
United Kingdom - 13.3%
spacing
Ashtead Technology Holdings PLC 720,391 4,384,970
Bodycote PLC 293,519 2,354,943
Close Brothers Group PLC * 329,000 1,669,185
ConvaTec Group PLC ~ 770,516 3,052,048
DCC PLC 30,612 1,986,736
Grainger PLC 1,236,961 3,760,411
Hiscox Ltd. 288,718 4,983,442
Informa PLC 265,283 2,937,000
Intermediate Capital Group PLC 91,520 2,427,648
JET2 PLC 109,394 2,774,393
Lancashire Holdings Ltd. 298,389 2,355,105
LSL Property Services PLC 244,804 1,065,216
On the Beach Group PLC ~ 350,939 1,422,822
Premier Foods PLC 1,631,076 4,464,359
Rathbones Group PLC 134,776 3,225,120
Sabre Insurance Group PLC ~ 2,087,886 4,246,208
Savills PLC 231,293 3,160,218
Subsea 7 SA 140,867 2,644,320
UNITE Group PLC REIT 230,000 2,680,590
Vistry Group PLC * 252,457 2,211,705
57,806,439

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2025, the Fund’s composition by country of risk as a percentage of net assets was as follows:
(c) As of June 30, 2025, restricted securities were as follows:
a Shares Value
United States - 3.5%
spacing
Antero Resources Corp. * 75,691 $ 3,048,834
GCC SAB de CV 303,660 2,903,983
Impro Precision Industries Ltd. ~ 4,898,081 1,844,373
Ovintiv, Inc. 60,500 2,302,025
RHI Magnesita NV 84,232 3,433,398
Smurfit WestRock PLC 36,580 1,578,427
15,111,040
Total Common Stocks
    (Cost $360,421,221) 405,320,422
EXCHANGE-TRADED FUNDS - 3.9%
iShares MSCI India † 304,330 16,945,094
a
Total Exchange-Traded Funds
    (Cost $16,410,468) 16,945,094
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 97.0%
    (Cost $376,831,689) 422,265,516
SECURITIES LENDING COLLATERAL - 4.0%
Mutual Funds - 0.5%
The Morgan Stanley Institutional Liquidity
Funds 4.180
%
1,880,229 1,880,229
Principal
Amount
Repurchase Agreements - 3.5%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$15,319,562; collateralized by Federal
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 03/01/34 - 07/01/55 and
an aggregate value of $15,625,953) $ 15,317,673 15,317,673
Total Securities Lending Collateral
(Cost $17,197,902) 17,197,902
TOTAL INVESTMENTS - 101.0%
(Cost $394,029,591) 439,463,418
OTHER ASSETS & LIABILITIES, NET - (1.0%) (4,528,806)
NET ASSETS - 100.0% $ 434,934,612
Industrial 24 .9%
Financial 19 .0%
Consumer, Non-Cyclical 18 .0%
Consumer, Cyclical 13 .2%
Technology 7 .0%
Energy 4 .8%
Securities Lending Collateral 4 .0%
Exchange-Traded Funds 3 .9%
Communications 3 .1%
Others (each less than 3.0%) 3 .1%
101 .0%
Other Assets & Liabilities, Net ( 1 .0% )
100 .0%
Japan 24 .5%
United Kingdom 13 .3%
China 4 .6%
Spain 4 .4%
Securities Lending Collateral 4 .0%
Taiwan 3 .9%
Australia 3 .6%
United States 3 .5%
Austria 3 .4%
Italy 3 .2%
France 3 .1%
Others (each less than 3.0%) 29 .5%
101 .0%
Other Assets and Liabilities, Net ( 1 .0% )
100 .0%
Issuer and Acquisition Date Cost Value
Value as a % of
Net Assets
Irish Residential Properties REIT
PLC Acq 10/20/21 $2,511,563 $3,076,569 0.7%

PACIFIC SELECT FUND
INTERNATIONAL SMALL-CAP PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(d) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Australia $ 15,807,227 $ 339,257 $ 15,467,970 $ –
Austria 14,875,793 4,344,964 10,530,829 –
Belgium 6,069,754 476,286 5,593,468 –
Brazil 4,094,001 4,094,001 – –
Canada 12,813,740 12,813,740 – –
Cayman 209,353 209,353 – –
China 20,151,883 3,897,665 16,254,218 –
Finland 4,681,628 – 4,681,628 –
France 13,496,078 2,592,468 10,903,610 –
Germany 10,475,466 – 10,475,466 –
Greece 7,935,677 2,079,257 5,856,420 –
Hong Kong 4,950,393 – 4,950,393 –
Hungary 1,509,073 1,509,073 – –
Indonesia 4,970,540 2,166,070 2,804,470 –
Ireland 6,184,704 6,184,704 – –
Italy 14,129,436 1,903,823 12,225,613 –
Japan 106,352,154 – 106,352,154 –
Mexico 3,719,918 3,719,918 – –
Netherlands 4,164,024 – 4,164,024 –
Norway 8,613,020 – 8,613,020 –
Peru 1,128,076 1,128,076 – –
Philippines 7,804,517 4,347,511 3,457,006 –
Singapore 6,278,543 1,432,536 4,846,007 –
South Africa 2,671,040 – 2,671,040 –
South Korea 1,965,795 – 1,965,795 –
Spain 19,056,013 9,700,009 9,356,004 –
Sweden 9,976,860 – 9,976,860 –
Taiwan 16,765,377 – 16,765,377 –
Thailand 1,552,860 – 1,552,860 –
United Kingdom 57,806,439 10,239,623 47,566,816 –
United States 15,111,040 9,833,269 5,277,771 –
Total Common Stocks 405,320,422 83,011,603 322,308,819 –
Exchange-Traded Funds 16,945,094 16,945,094 – –
Securities Lending Collateral 17,197,902 1,880,229 15,317,673 –
Total $ 439,463,418 $ 101,836,926 $ 337,626,492 $ –

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
PREFERRED STOCKS - 1.7%
Brazil - 0.2%
spacing
Raizen SA 8,233,041 $ 2,500,326
Germany - 1.5%
spacing
Henkel AG & Co. KGaA 62,491 4,910,767
Volkswagen AG 117,030 12,371,653
17,282,420
Total Preferred Stocks
    (Cost $22,573,398) 19,782,746
COMMON STOCKS - 96.3%
Austria - 2.2%
spacing
ams-OSRAM AG * 153,645 2,070,908
Erste Group Bank AG 189,345 16,118,048
Mondi PLC 520,328 8,502,420
26,691,376
Belgium - 1.1%
spacing
Ageas SA 159,138 10,765,306
Proximus SADP 287,490 2,804,351
13,569,657
Brazil - 4.4%
spacing
Ambev SA 3,795,078 9,304,161
Banco Bradesco SA ADR 5,057,328 15,627,144
Lojas Renner SA 2,007,366 7,271,164
Natura & Co. Holding SA * 2,362,881 4,805,698
Telefonica Brasil SA 2,110,620 11,999,973
Ultrapar Participacoes SA 1,163,517 3,756,251
52,764,391
Canada - 0.8%
spacing
Barrick Mining Corp. 442,226 9,206,614
China - 1.3%
spacing
Alibaba Group Holding Ltd. 283,620 4,014,908
Baidu, Inc. Class A * 691,605 7,411,882
China Mengniu Dairy Co. Ltd. 1,725,326 3,556,275
14,983,065
Finland - 0.9%
spacing
Nokia OYJ (OMXH) 1,995,553 10,354,181
France - 12.6%
spacing
Arkema SA 53,483 3,949,376
AXA SA 319,191 15,673,885
BNP Paribas SA 202,264 18,143,425
Carrefour SA 588,514 8,301,714
Cie de Saint-Gobain SA 106,700 12,534,607
Engie SA 781,886 18,376,508
Orange SA 1,090,129 16,600,688
Renault SA 149,330 6,890,835
Societe Generale SA 481,316 27,533,297
TotalEnergies SE 305,797 18,691,131
Valeo SE 373,183 4,096,355
150,791,821
a Shares Value
Germany - 4.9%
spacing
BASF SE 236,079 $ 11,676,350
Continental AG 84,033 7,334,212
Daimler Truck Holding AG 268,148 12,722,002
Evonik Industries AG 386,211 7,978,571
Fresenius SE & Co. KGaA 280,887 14,135,019
Mercedes-Benz Group AG 72,813 4,242,099
58,088,253
Hong Kong - 2.9%
spacing
ASMPT Ltd. 583,357 4,293,325
CK Asset Holdings Ltd. 1,435,192 6,341,859
Prudential PLC 1,400,268 17,526,090
WH Group Ltd. ~ 7,056,053 6,800,568
34,961,842
India - 0.4%
spacing
Canara Bank 3,168,864 4,220,691
Indonesia - 0.3%
spacing
Bank Negara Indonesia Persero Tbk. PT 16,267,253 4,128,685
Ireland - 2.1%
spacing
AIB Group PLC 1,512,678 12,483,904
Bank of Ireland Group PLC 840,798 11,981,476
24,465,380
Italy - 5.0%
spacing
BPER Banca SpA 1,298,988 11,789,976
Eni SpA 1,055,139 17,044,845
UniCredit SpA 457,295 30,676,885
59,511,706
Ivory Coast - 0.4%
spacing
Endeavour Mining PLC 150,803 4,650,059
Japan - 18.7%
spacing
Alfresa Holdings Corp. 227,750 3,115,279
Alps Alpine Co. Ltd. 192,686 2,072,839
Amada Co. Ltd. 267,360 2,917,700
Chiba Bank Ltd. 1,094,090 10,111,275
Dai-ichi Life Holdings, Inc. 384,590 2,923,886
Dentsu Group, Inc. † 354,080 7,845,684
Eisai Co. Ltd. 101,554 2,916,673
Hakuhodo DY Holdings, Inc. 411,070 3,405,074
Hino Motors Ltd. * 562,268 1,397,750
Honda Motor Co. Ltd. 763,568 7,362,968
Horiba Ltd. 50,390 3,919,991
Isuzu Motors Ltd. 83,321 1,055,505
Japan Airlines Co. Ltd. 226,657 4,622,873
Japan Post Insurance Co. Ltd. 403,630 9,138,283
JGC Holdings Corp. 377,140 3,263,320
Kirin Holdings Co. Ltd. 193,957 2,718,040
Koito Manufacturing Co. Ltd. 534,980 6,394,625
Kubota Corp. 853,500 9,624,835
Makita Corp. 19,388 597,111
Mitsubishi Estate Co. Ltd. 636,417 11,930,981
Mitsubishi Gas Chemical Co., Inc. 283,930 4,359,633
Nikon Corp. 275,602 2,825,637
Nippon Television Holdings, Inc. 193,047 4,472,444
Nissan Motor Co. Ltd. * 1,919,518 4,644,426
Ono Pharmaceutical Co. Ltd. 173,430 1,879,594

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Persol Holdings Co. Ltd. 2,830,950 $ 5,525,151
Resona Holdings, Inc. 1,425,905 13,169,393
Rinnai Corp. 183,360 4,547,413
Rohm Co. Ltd. 665,225 8,468,751
Sega Sammy Holdings, Inc. 156,320 3,741,688
Stanley Electric Co. Ltd. 222,896 4,408,621
Subaru Corp. 384,388 6,663,897
Sumitomo Heavy Industries Ltd. 161,691 3,314,771
Sumitomo Mitsui Trust Group, Inc. 515,974 13,723,581
Sumitomo Rubber Industries Ltd. 299,063 3,396,306
T&D Holdings, Inc. 747,976 16,418,149
Taiheiyo Cement Corp. 96,561 2,395,801
Takeda Pharmaceutical Co. Ltd. 227,808 7,033,112
THK Co. Ltd. 124,109 3,312,396
Tsuruha Holdings, Inc. 77,606 6,057,719
Yamato Holdings Co. Ltd. 421,357 5,639,337
223,332,512
Luxembourg - 0.2%
spacing
RTL Group SA 62,279 2,732,308
Mexico - 1.2%
spacing
America Movil SAB de CV ADR 552,128 9,905,176
Fresnillo PLC 212,839 4,230,572
14,135,748
Netherlands - 5.4%
spacing
ABN AMRO Bank NV ~ 578,171 15,787,512
ING Groep NV 660,210 14,470,278
Koninklijke Philips NV 501,862 12,050,887
NN Group NV 216,730 14,421,025
Randstad NV 171,263 7,915,941
64,645,643
Norway - 0.1%
spacing
Norsk Hydro ASA 162,901 932,836
Pakistan - 0.2%
spacing
VEON Ltd. ADR * 50,294 2,317,045
Russia - 0.0%
spacing
Gazprom PJSC * ± Ω 340,336 –
Gazprom PJSC ADR * ± Ω 143,066 –
LUKOIL PJSC ADR * ± Ω 24,064 –
Mobile TeleSystems PJSC ADR * ± Ω 327,186 1
Sberbank of Russia PJSC * ± Ω 927,996 –
1
South Africa - 1.6%
spacing
Anglo American PLC 171,640 5,059,584
MTN Group Ltd. 1,148,081 9,138,988
Old Mutual Ltd. 6,507,111 4,436,395
Valterra Platinum Ltd. * 19,941 875,904
19,510,871
South Korea - 5.2%
spacing
Coway Co. Ltd. 61,017 4,360,174
Hankook Tire & Technology Co. Ltd. 77,590 2,279,524
Hyundai Mobis Co. Ltd. 45,539 9,661,017
KB Financial Group, Inc. 151,535 12,452,582
KT Corp. ADR 459,629 9,551,091
Shinhan Financial Group Co. Ltd. 353,104 16,008,613
a Shares Value
SK Telecom Co. Ltd. 193,369 $ 8,135,717
62,448,718
Sweden - 1.7%
spacing
SKF AB Class B  461,328 10,596,842
Telefonaktiebolaget LM Ericsson Class B  1,157,214 9,888,766
20,485,608
Switzerland - 2.1%
spacing
Adecco Group AG 192,341 5,731,364
Swatch Group AG 42,437 6,928,301
UBS Group AG (XVTX) 347,931 11,812,863
24,472,528
Thailand - 1.1%
spacing
Kasikornbank PCL 2,837,716 13,270,914
Turkey - 0.1%
spacing
Coca-Cola Icecek AS 630,874 780,085
United Kingdom - 12.1%
spacing
Babcock International Group PLC 148,394 2,337,193
British American Tobacco PLC 609,318 28,970,825
British Land Co. PLC REIT 985,001 5,112,309
BT Group PLC 4,854,349 12,925,776
Burberry Group PLC * 405,856 6,592,399
CK Hutchison Holdings Ltd. 1,172,481 7,219,763
DCC PLC 24,367 1,581,432
easyJet PLC 1,329,354 9,728,615
J Sainsbury PLC 1,039,184 4,135,806
Kingfisher PLC 1,893,639 7,562,422
Land Securities Group PLC REIT 826,532 7,179,099
Reckitt Benckiser Group PLC 189,914 12,938,261
Standard Chartered PLC 1,450,200 23,998,678
Tate & Lyle PLC 740,883 5,254,796
WPP PLC 1,275,030 8,977,468
144,514,842
United States - 7.3%
spacing
BP PLC 3,162,460 15,756,297
GSK PLC 1,128,132 21,509,479
Novartis AG 168,860 20,495,737
Shell PLC 824,124 28,753,288
86,514,801
Total Common Stocks
    (Cost $928,090,916) 1,148,482,181
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.0%
    (Cost $950,664,314) 1,168,264,927
SECURITIES LENDING COLLATERAL - 0.7%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity
Funds 4.180
%
899,294 899,294

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2025, the Fund’s composition by country of risk as a percentage of net assets was as follows:
(c) As of June 30, 2025, investments with a total aggregate value of $1 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
Principal
Amount Value
Repurchase Agreements - 0.6%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$7,327,186; collateralized by Federal
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 03/01/34 - 07/01/55 and
an aggregate value of $7,473,730) $ 7,326,283 $ 7,326,283
Total Securities Lending Collateral
(Cost $8,225,577) 8,225,577
TOTAL INVESTMENTS - 98.7%
(Cost $958,889,891) 1,176,490,504
OTHER ASSETS & LIABILITIES, NET - 1.3% 15,383,420
NET ASSETS - 100.0% $ 1,191,873,924
Financial 35 .2%
Consumer, Non-Cyclical 16 .1%
Consumer, Cyclical 13 .5%
Communications 11 .9%
Energy 7 .2%
Industrial 5 .7%
Basic Materials 5 .1%
Others (each less than 3.0%) 4 .0%
98 .7%
Other Assets & Liabilities, Net 1 .3%
100 .0%
Japan 18 .7%
France 12 .6%
United Kingdom 12 .1%
United States 7 .3%
Germany 6 .4%
Netherlands 5 .4%
South Korea 5 .2%
Italy 5 .0%
Brazil 4 .6%
Others (each less than 3.0%) 21 .4%
98 .7%
Other Assets and Liabilities, Net 1 .3%
100 .0%

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(d) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks
Brazil $ 2,500,326 $ 2,500,326 $ – $ –
Germany 17,282,420 – 17,282,420 –
Total Preferred Stocks 19,782,746 2,500,326 17,282,420 –
Common Stocks
Austria 26,691,376 – 26,691,376 –
Belgium 13,569,657 – 13,569,657 –
Brazil 52,764,391 52,764,391 – –
Canada 9,206,614 9,206,614 – –
China 14,983,065 – 14,983,065 –
Finland 10,354,181 – 10,354,181 –
France 150,791,821 – 150,791,821 –
Germany 58,088,253 – 58,088,253 –
Hong Kong 34,961,842 – 34,961,842 –
India 4,220,691 – 4,220,691 –
Indonesia 4,128,685 – 4,128,685 –
Ireland 24,465,380 – 24,465,380 –
Italy 59,511,706 – 59,511,706 –
Ivory Coast 4,650,059 4,650,059 – –
Japan 223,332,512 – 223,332,512 –
Luxembourg 2,732,308 – 2,732,308 –
Mexico 14,135,748 9,905,176 4,230,572 –
Netherlands 64,645,643 – 64,645,643 –
Norway 932,836 – 932,836 –
Pakistan 2,317,045 2,317,045 – –
Russia 1 – – 1
South Africa 19,510,871 5,312,299 14,198,572 –
South Korea 62,448,718 9,551,091 52,897,627 –
Sweden 20,485,608 – 20,485,608 –
Switzerland 24,472,528 – 24,472,528 –
Thailand 13,270,914 – 13,270,914 –
Turkey 780,085 – 780,085 –
United Kingdom 144,514,842 – 144,514,842 –
United States 86,514,801 – 86,514,801 –
Total Common Stocks 1,148,482,181 93,706,675 1,054,775,505 1
Securities Lending Collateral 8,225,577 899,294 7,326,283 –
Total $ 1,176,490,504 $ 97,106,295 $ 1,079,384,208 $ 1

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Contra Abiomed, Inc. - Contingent Value Rights
* ± Ω 11,083 $ 24,494
Frequency Therapeutics, Inc. - Contingent Value
Rights * ± Ω 19,740 –
Mirati Therapeutics, Inc. - Contingent Value
Rights * ± Ω 10,819 8,114
32,608
Total Rights
    (Cost $18,878) 32,608
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
CareMax, Inc. Exercise @ $11.50 Exp 06/08/26 * 3,646 –
Nuvation Bio, Inc. Exercise @ $11.50
Exp 07/07/27 * 3,472 937
937
Total Warrants
    (Cost $16,587) 937
COMMON STOCKS - 98.4%
Consumer, Non-Cyclical - 97.9%
spacing
4D Molecular Therapeutics, Inc. * 7,946 29,480
Abbott Laboratories 152,531 20,745,741
AbbVie, Inc. 93,171 17,294,401
Agilent Technologies, Inc. 25,778 3,042,062
Alcon AG 22,500 1,986,300
Alkermes PLC * 8,985 257,061
Allogene Therapeutics, Inc. * 76,069 85,958
Alnylam Pharmaceuticals, Inc. * 26,811 8,742,799
Amgen, Inc. 41,598 11,614,578
Arcellx, Inc. * 11,515 758,263
Argenx SE ADR * (Netherlands)  4,727 2,605,617
Ascendis Pharma AS ADR * (Denmark)  6,899 1,190,767
AstraZeneca PLC (United Kingdom)  18,044 2,511,168
Autolus Therapeutics PLC ADR * (United
Kingdom)  45,871 104,586
Beam Therapeutics, Inc. * 10,433 177,465
Becton Dickinson & Co. 26,845 4,624,051
Bio-Rad Laboratories, Inc. Class A * 1,558 375,977
Bio-Techne Corp. 12,203 627,844
Biohaven Ltd. * 12,837 181,130
BioMarin Pharmaceutical, Inc. * 15,082 829,057
BioNTech SE ADR * (Germany)  2,638 280,868
Blueprint Medicines Corp. * 10,887 1,395,496
Boston Scientific Corp. * 206,326 22,161,476
Bridgebio Pharma, Inc. * 12,892 556,677
Bristol-Myers Squibb Co. 117,705 5,448,564
Bruker Corp. 21,883 901,580
Cencora, Inc. 18,555 5,563,717
Centene Corp. * 14,070 763,720
CG oncology, Inc. * 3,745 97,370
Charles River Laboratories International, Inc. * 3,535 536,366
Cigna Group 12,377 4,091,589
Cooper Cos., Inc. * 19,098 1,359,014
CVS Health Corp. 43,575 3,005,803
Daiichi Sankyo Co. Ltd. (Japan)  39,700 919,773
Danaher Corp. 30,844 6,092,924
a Shares Value
Denali Therapeutics, Inc. * 14,241 $ 199,232
Dexcom, Inc. * 26,564 2,318,772
Disc Medicine, Inc. * 5,375 284,660
Dyne Therapeutics, Inc. * 17,321 164,896
Edgewise Therapeutics, Inc. * 15,907 208,541
Edwards Lifesciences Corp. * 138,278 10,814,722
Elevance Health, Inc. 14,840 5,772,166
Eli Lilly & Co. 41,081 32,023,872
Exact Sciences Corp. * 34,488 1,832,692
Exelixis, Inc. * 19,038 839,100
Galderma Group AG * (Switzerland)  6,453 937,980
GE HealthCare Technologies, Inc. 14,935 1,106,235
Gilead Sciences, Inc. 62,542 6,934,031
Glaukos Corp. * 5,484 566,442
Guardant Health, Inc. * 21,965 1,143,059
HCA Healthcare, Inc. 14,193 5,437,338
Hologic, Inc. * 8,707 567,348
Humana, Inc. 8,146 1,991,534
IDEXX Laboratories, Inc. * 4,822 2,586,231
Illumina, Inc. * 9,492 905,632
Incyte Corp. * 8,942 608,950
Insmed, Inc. * 36,579 3,681,311
Inspire Medical Systems, Inc. * 3,278 425,386
Insulet Corp. * 3,716 1,167,493
Intuitive Surgical, Inc. * 21,214 11,527,900
Ionis Pharmaceuticals, Inc. * 10,698 422,678
IQVIA Holdings, Inc. * 4,926 776,288
Johnson & Johnson 95,436 14,577,849
Kymera Therapeutics, Inc. * 3,364 146,805
Labcorp Holdings, Inc. 14,254 3,741,817
Legend Biotech Corp. ADR * 7,784 276,254
McKesson Corp. 8,223 6,025,650
Medtronic PLC 125,926 10,976,969
Merck & Co., Inc. 22,395 1,772,788
Merus NV * (Netherlands)  12,820 674,332
Moderna, Inc. * 22,669 625,438
MoonLake Immunotherapeutics * 6,991 329,975
Natera, Inc. * 8,441 1,426,022
Neurocrine Biosciences, Inc. * 8,042 1,010,799
Novocure Ltd. * 35,662 634,784
Nuvalent, Inc. Class A * 20,433 1,559,038
Nyxoah SA * (Belgium)  21,110 157,903
Orchestra BioMed Holdings, Inc. * 12,971 34,762
Penumbra, Inc. * 8,287 2,126,693
Pfizer, Inc. 190,980 4,629,355
Protagonist Therapeutics, Inc. * 14,607 807,329
PTC Therapeutics, Inc. * 15,266 745,591
Quest Diagnostics, Inc. 16,871 3,030,538
Regeneron Pharmaceuticals, Inc. * 7,664 4,023,600
REGENXBIO, Inc. * 13,330 109,439
Repligen Corp. * 8,887 1,105,365
Rhythm Pharmaceuticals, Inc. * 38,367 2,424,411
Roivant Sciences Ltd. * 42,114 474,625
Scholar Rock Holding Corp. * 5,505 194,987
STERIS PLC 4,199 1,008,684
Stoke Therapeutics, Inc. * 51,460 584,071
Stryker Corp. 34,771 13,756,451
Summit Therapeutics, Inc. †* 12,656 269,320
Teva Pharmaceutical Industries Ltd. ADR *
(Israel)  169,386 2,838,909
Thermo Fisher Scientific, Inc. 14,871 6,029,596
TScan Therapeutics, Inc. * 35,028 50,791
UCB SA (Belgium)  7,017 1,380,649
UnitedHealth Group, Inc. 51,927 16,199,666

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund's composition by health care sector as a percentage of net assets was as follows:
(b) As of June 30, 2025, investments with a total aggregate value of $32,608 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
a Shares Value
Vaxcyte, Inc. * 5,436 $ 176,724
Vertex Pharmaceuticals, Inc. * 12,553 5,588,596
Viking Therapeutics, Inc. * 6,611 175,191
Vir Biotechnology, Inc. * 14,060 70,862
Voyager Therapeutics, Inc. * 23,048 71,679
Waters Corp. * 10,995 3,837,695
WaVe Life Sciences Ltd. * 17,225 111,962
West Pharmaceutical Services, Inc. 7,287 1,594,396
Xenon Pharmaceuticals, Inc. * (Canada)  18,389 575,576
Zealand Pharma AS * (Denmark)  4,885 273,961
Zoetis, Inc. 22,368 3,488,290
347,929,918
Diversified - 0.2%
spacing
Helix Acquisition Corp. II * (Cayman)  42,155 448,951
Industrial - 0.3%
spacing
Mettler-Toledo International, Inc. * 860 1,010,259
Total Common Stocks
    (Cost $333,277,680) 349,389,128
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.4%
    (Cost $333,313,145) 349,422,673
SECURITIES LENDING COLLATERAL - 0.1%
Mutual Funds - 0.0%
The Morgan Stanley Institutional Liquidity Funds
4.180% 43,967 43,967
Principal
Amount
Repurchase Agreements - 0.1%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$358,231; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $365,396) $ 358,187 358,187
a
Total Securities Lending Collateral
(Cost $402,154) 402,154
a
TOTAL INVESTMENTS - 98.5%
(Cost $333,715,299) 349,824,827
OTHER ASSETS & LIABILITIES, NET - 1.5% 5,490,505
NET ASSETS - 100.0% $ 355,315,332
Medical-Drugs 25 .5%
Medical-Biomedical/Gene 16 .6%
Medical Products 15 .0%
Medical Instruments 13 .6%
Medical-HMO 8 .1%
Diagnostic Equipment 5 .7%
Medical-Wholesale Drug Distributors 3 .3%
Others (each less than 3.0%) 10 .7%
98 .5%
Other Assets and Liabilities, Net 1 .5%
100 .0%

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(c) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 32,608 $ – $ – $ 32,608
Warrants 937 937 – –
Common Stocks
Consumer, Non-Cyclical 347,929,918 341,906,387 6,023,531 –
Diversified 448,951 448,951 – –
Industrial 1,010,259 1,010,259 – –
Total Common Stocks 349,389,128 343,365,597 6,023,531 –
Securities Lending Collateral 402,154 43,967 358,187 –
Total $ 349,824,827 $ 343,410,501 $ 6,381,718 $ 32,608

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund's composition by real estate sector as a percentage of net assets was as follows:
a Shares Value
COMMON STOCKS - 98.0%
Consumer, Cyclical - 0.6%
spacing
Hyatt Hotels Corp. Class A  14,704 $ 2,053,413
Financial - 97.4%
spacing
American Healthcare REIT, Inc. 191,048 7,019,104
American Homes 4 Rent Class A REIT 320,734 11,568,875
American Tower Corp. REIT 40,947 9,050,106
Americold Realty Trust, Inc. REIT 349,356 5,809,790
AvalonBay Communities, Inc. REIT 99,975 20,344,912
Cousins Properties, Inc. REIT 258,888 7,774,407
Digital Realty Trust, Inc. REIT 82,582 14,396,520
EastGroup Properties, Inc. REIT 25,607 4,279,442
Equinix, Inc. REIT 43,227 34,385,782
Equity LifeStyle Properties, Inc. REIT 123,259 7,601,383
Equity Residential REIT 148,534 10,024,560
Essex Property Trust, Inc. REIT 34,364 9,738,758
Extra Space Storage, Inc. REIT 144,983 21,376,294
Gaming & Leisure Properties, Inc. REIT 169,761 7,924,443
Healthpeak Properties, Inc. REIT 688,883 12,062,341
Hudson Pacific Properties, Inc. REIT * 306,678 840,298
InvenTrust Properties Corp. REIT 137,896 3,778,350
Invitation Homes, Inc. REIT 421,267 13,817,558
Iron Mountain, Inc. REIT 58,262 5,975,933
Kilroy Realty Corp. REIT † 112,577 3,862,517
National Health Investors, Inc. REIT 53,257 3,734,381
NETSTREIT Corp. REIT 251,723 4,261,670
Prologis, Inc. REIT 239,752 25,202,730
Regency Centers Corp. REIT 206,268 14,692,470
Rexford Industrial Realty, Inc. REIT 202,569 7,205,379
Ryman Hospitality Properties, Inc. REIT 72,755 7,178,736
Sabra Health Care REIT, Inc. 454,473 8,380,482
Simon Property Group, Inc. REIT 78,310 12,589,116
Ventas, Inc. REIT 357,420 22,571,073
VICI Properties, Inc. REIT 491,477 16,022,150
Vornado Realty Trust REIT 133,538 5,106,493
Welltower, Inc. REIT 233,128 35,838,767
374,414,820
Total Common Stocks
    (Cost $365,884,517) 376,468,233
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.0%
    (Cost $365,884,517) 376,468,233
SECURITIES LENDING COLLATERAL - 1.0%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
4.180% 437,238 437,238
Principal
Amount Value
Repurchase Agreements - 0.9%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$3,562,492; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $3,633,742) $ 3,562,053 $ 3,562,053
a
Total Securities Lending Collateral
(Cost $3,999,291) 3,999,291
a
TOTAL INVESTMENTS - 99.0%
(Cost $369,883,808) 380,467,524
OTHER ASSETS & LIABILITIES, NET - 1.0% 3,851,571
NET ASSETS - 100.0% $ 384,319,095
REITS-Health Care 23 .3%
REITS-Diversified 22 .3%
REITS-Apartments 17 .0%
REITS-Warehouse/Industrial 11 .1%
REITS-Storage 7 .1%
REITS-Shopping Centers 4 .9%
REITS-Office Property 4 .6%
REITS-Regional Malls 3 .3%
Others (each less than 3.0%) 5 .4%
99 .0%
Other Assets and Liabilities, Net 1 .0%
100 .0%

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 376,468,233 $ 376,468,233 $ – $ –
Securities Lending Collateral 3,999,291 437,238 3,562,053 –
Total $ 380,467,524 $ 376,905,471 $ 3,562,053 $ –

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund's composition by technology sector as a percentage of net assets was as follows:
a Shares Value
WARRANTS - 0.0%
Technology - 0.0%
Constellation Software, Inc. Exercise @ $1.00
Exp 03/31/40 * 1,808 $ –
Total Warrants
    (Cost $0) –
COMMON STOCKS - 98.9%
Basic Materials - 0.0%
spacing
LG Chem Ltd. (South Korea)  560 87,461
Communications - 10.4%
spacing
Airbnb, Inc. Class A * 8,900 1,177,826
Amazon.com, Inc. * 18,100 3,970,959
Cisco Systems, Inc. 255,500 17,726,590
Maplebear, Inc. * 1,800 81,432
Netflix, Inc. * 2,700 3,615,651
Shopify, Inc. Class A * (Canada)  61,200 7,059,420
Uber Technologies, Inc. * 106,600 9,945,780
43,577,658
Industrial - 1.0%
spacing
Amphenol Corp. Class A  43,703 4,315,671
Technology - 87.5%
spacing
Apple, Inc. 208,600 42,798,462
ASML Holding NV (Netherlands)  4,100 3,285,481
Astera Labs, Inc. * 25,300 2,287,626
Atlassian Corp. Class A * 7,600 1,543,484
Autodesk, Inc. * 3,300 1,021,581
Broadcom, Inc. 33,200 9,151,580
Crowdstrike Holdings, Inc. Class A * 4,600 2,342,826
CyberArk Software Ltd. * 7,800 3,173,664
Datadog, Inc. Class A * 60,800 8,167,264
GLOBALFOUNDRIES, Inc. * 255,803 9,771,675
HubSpot, Inc. * 8,700 4,842,681
Manhattan Associates, Inc. * 23,200 4,581,304
Marvell Technology, Inc. 208,604 16,145,950
Micron Technology, Inc. 64,821 7,989,188
Microsoft Corp. 106,500 52,974,165
Monday.com Ltd. * 5,200 1,635,296
Monolithic Power Systems, Inc. 11,700 8,557,146
NVIDIA Corp. 660,847 104,407,218
NXP Semiconductors NV (Netherlands)  55,448 12,114,833
Okta, Inc. * 62,937 6,291,812
ON Semiconductor Corp. * 244,000 12,788,040
Palantir Technologies, Inc. Class A * 37,500 5,112,000
Salesforce, Inc. 6,600 1,799,754
Sandisk Corp. * 30,566 1,386,168
Seagate Technology Holdings PLC † 23,200 3,348,456
ServiceNow, Inc. * 8,800 9,047,104
Snowflake, Inc. Class A * 32,070 7,176,304
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR (Taiwan)  54,100 12,253,109
Teradyne, Inc. 35,100 3,156,192
Western Digital Corp. 100,300 6,418,197
a Shares Value
Zscaler, Inc. * 7,800 $ 2,448,732
368,017,292
Total Common Stocks
    (Cost $347,226,858) 415,998,082
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.9%
    (Cost $347,226,858) 415,998,082
SECURITIES LENDING COLLATERAL - 0.8%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
4.180% 364,935 364,935
Principal
Amount
Repurchase Agreements - 0.7%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$2,973,386; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $3,032,854) $ 2,973,020 2,973,020
a
Total Securities Lending Collateral
(Cost $3,337,955) 3,337,955
a
TOTAL INVESTMENTS - 99.7%
(Cost $350,564,813) 419,336,037
OTHER ASSETS & LIABILITIES, NET - 0.3% 1,148,721
NET ASSETS - 100.0% $ 420,484,758
Electronic Components-Semiconductor 40 .1%
Applications Software 15 .1%
Computers 10 .2%
Semicon Component-Integrator Circuit 5 .8%
Enterprise Software/Services 4 .3%
Networking Products 4 .2%
Computer Software 3 .6%
Internet Application Software 3 .2%
Others (each less than 3.0%) 13 .2%
99 .7%
Other Assets and Liabilities, Net 0 .3%
100 .0%

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks
Basic Materials $ 87,461 $ – $ 87,461 $ –
Communications 43,577,658 43,577,658 – –
Industrial 4,315,671 4,315,671 – –
Technology 368,017,292 364,731,811 3,285,481 –
Total Common Stocks 415,998,082 412,625,140 3,372,942 –
Securities Lending Collateral 3,337,955 364,935 2,973,020 –
Total $ 419,336,037 $ 412,990,075 $ 6,345,962 $ –

PACIFIC SELECT FUND
ESG DIVERSIFIED PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
MUTUAL FUNDS - 100.1%
BlackRock Advantage ESG Emerging Markets
Equity Fund Class K  30,150 $ 306,025
Calvert Green Bond Fund Class R6  375,591 5,344,660
Calvert High Yield Bond Fund Class R6  67,428 1,671,549
Calvert Small Cap Fund Class R6  37,095 1,341,346
Calvert U.S. Mid Cap Core Responsible Index
Fund Class R6  28,482 1,215,032
DFA Social Fixed Income Portfolio
Class Institutional  480,093 4,421,661
DFA U.S. Sustainability Core 1 Portfolio
Class Institutional  165,653 7,853,628
Fidelity International Sustainability Index Fund
Class Institutional  268,806 3,800,916
Fidelity U.S. Sustainability Index Fund
Class Institutional  167,904 4,602,259
a
Total Mutual Funds
    (Cost $28,749,967) 30,557,076
TOTAL INVESTMENTS - 100.1%
(Cost $28,749,967) 30,557,076
OTHER ASSETS & LIABILITIES, NET - (0.1%) (20,125)
NET ASSETS - 100.0% $ 30,536,951
Equity Mutual Funds 62 .6%
Fixed Income Mutual Funds 37 .5%
100 .1%
Other Assets & Liabilities, Net ( 0 .1% )
100 .0%
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Mutual Funds $ 30,557,076 $ 30,557,076 $ – $ –

PACIFIC SELECT FUND
ESG DIVERSIFIED GROWTH PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
MUTUAL FUNDS - 100.1%
BlackRock Advantage ESG Emerging Markets
Equity Fund Class K  48,932 $ 496,658
Calvert Green Bond Fund Class R6  165,446 2,354,294
Calvert High Yield Bond Fund Class R6  49,747 1,233,231
Calvert Small Cap Fund Class R6  46,828 1,693,300
Calvert U.S. Mid Cap Core Responsible Index
Fund Class R6  28,891 1,232,488
DFA Social Fixed Income Portfolio
Class Institutional  174,637 1,608,411
DFA U.S. Sustainability Core 1 Portfolio
Class Institutional  159,464 7,560,187
Fidelity International Sustainability Index Fund
Class Institutional  322,831 4,564,827
Fidelity U.S. Sustainability Index Fund
Class Institutional  147,605 4,045,842
a
Total Mutual Funds
    (Cost $22,804,648) 24,789,238
TOTAL INVESTMENTS - 100.1%
(Cost $22,804,648) 24,789,238
OTHER ASSETS & LIABILITIES, NET - (0.1%) (15,999)
NET ASSETS - 100.0% $ 24,773,239
Equity Mutual Funds 79 .1%
Fixed Income Mutual Funds 21 .0%
100 .1%
Other Assets & Liabilities, Net ( 0 .1% )
100 .0%
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Mutual Funds $ 24,789,238 $ 24,789,238 $ – $ –

PACIFIC SELECT FUND
PSF AVANTIS BALANCED ALLOCATION PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition as a percentage of net assets was as follows:
a Shares Value
EXCHANGE-TRADED FUNDS - 83.7%
Avantis Core Fixed Income ETF 1,129,233 $ 46,998,677
Avantis Emerging Markets Equity ETF 23,304 1,597,256
Avantis International Equity ETF 551,719 40,832,723
Avantis Real Estate ETF 35,254 1,556,817
Avantis Short-Term Fixed Income ETF 503,878 23,697,382
Avantis U.S. Large Cap Equity ETF 961,300 68,290,752
Avantis U.S. Large Cap Value ETF 420,664 28,693,491
Avantis U.S. Small Cap Value ETF † 138,365 12,605,052
Vanguard Russell 1000 Growth ETF 381,209 41,628,023
a
Total Exchange-Traded Funds
    (Cost $240,158,991) 265,900,173
MUTUAL FUNDS - 16.3%
American Century Diversified Bond Fund Class I  4,977,221 45,790,435
American Century Small Cap Growth Fund
Class I  266,875 6,151,458
a
Total Mutual Funds
    (Cost $51,230,661) 51,941,893
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.0%
    (Cost $291,389,652) 317,842,066
SECURITIES LENDING COLLATERAL - 0.3%
Mutual Funds - 0.0%
The Morgan Stanley Institutional Liquidity Funds
4.180% 100,854 100,854
Principal
Amount
Repurchase Agreements - 0.3%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$821,726; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $838,160) $ 821,625 821,625
a
Total Securities Lending Collateral
(Cost $922,479) 922,479
a
TOTAL INVESTMENTS - 100.3%
(Cost $292,312,131) 318,764,545
OTHER ASSETS & LIABILITIES, NET - (0.3%) (869,693)
NET ASSETS - 100.0% $ 317,894,852
Equity Exchange-Traded Funds 61 .4%
Fixed Income Exchange-Traded Funds 22 .2%
Fixed Income Mutual Funds 14 .4%
Equity Mutual Funds 2 .0%
Securities Lending Collateral 0 .3%
100 .3%
Other Assets & Liabilities, Net ( 0 .3% )
100 .0%

PACIFIC SELECT FUND
PSF AVANTIS BALANCED ALLOCATION PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Exchange-Traded Funds $ 265,900,173 $ 265,900,173 $ – $ –
Mutual Funds 51,941,893 51,941,893 – –
Securities Lending Collateral 922,479 100,854 821,625 –
Total $ 318,764,545 $ 317,942,920 $ 821,625 $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P * 2,276,455 $ 28,390,307
PD Aggregate Bond Index Portfolio Class P * 15,858,822 212,459,496
PD High Yield Bond Market Portfolio Class P * 1,320,085 28,566,503
PD Large-Cap Growth Index Portfolio Class P * 561,068 65,660,609
PD Large-Cap Value Index Portfolio Class P * 1,155,204 62,200,588
PD Mid-Cap Index Portfolio Class P * 1,045,982 16,745,930
PD Small-Cap Growth Index Portfolio Class P * 50,674 2,375,460
PD Small-Cap Value Index Portfolio Class P * 320,100 11,825,348
PD International Large-Cap Index Portfolio
Class P * 1,565,031 49,917,046
a
Total Affiliated Mutual Funds
    (Cost $422,569,583) 478,141,287
TOTAL INVESTMENTS - 100.0%
(Cost $422,569,583) 478,141,287
OTHER ASSETS & LIABILITIES, NET - 0.0% (190,260)
NET ASSETS - 100.0% $ 477,951,027
Affiliated Fixed Income Funds 56 .3%
Affiliated Equity Funds 43 .7%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 478,141,287 $ 478,141,287 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P * 12,971,941 $ 161,776,686
PD Aggregate Bond Index Portfolio Class P * 48,737,707 652,935,545
PD High Yield Bond Market Portfolio Class P * 5,786,317 125,215,346
PD Large-Cap Growth Index Portfolio Class P * 4,481,389 524,447,461
PD Large-Cap Value Index Portfolio Class P * 9,114,436 490,756,085
PD Mid-Cap Index Portfolio Class P * 7,859,729 125,832,390
PD Small-Cap Growth Index Portfolio Class P * 266,542 12,494,767
PD Small-Cap Value Index Portfolio Class P * 2,357,187 87,080,673
PD International Large-Cap Index Portfolio
Class P * 10,583,893 337,575,744
a
Total Affiliated Mutual Funds
    (Cost $2,002,279,409) 2,518,114,697
TOTAL INVESTMENTS - 100.0%
(Cost $2,002,279,409) 2,518,114,697
OTHER ASSETS & LIABILITIES, NET - 0.0% (920,767)
NET ASSETS - 100.0% $ 2,517,193,930
Affiliated Equity Funds 62 .7%
Affiliated Fixed Income Funds 37 .3%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 2,518,114,697 $ 2,518,114,697 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - GROWTH PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
PD 1-3 Year Corporate Bond Portfolio Class P * 7,297,850 $ 91,013,522
PD Aggregate Bond Index Portfolio Class P * 18,279,566 244,890,035
PD High Yield Bond Market Portfolio Class P * 4,231,900 91,577,901
PD Large-Cap Growth Index Portfolio Class P * 4,352,149 509,322,827
PD Large-Cap Value Index Portfolio Class P * 8,356,108 449,924,790
PD Mid-Cap Index Portfolio Class P * 8,303,051 132,929,869
PD Small-Cap Growth Index Portfolio Class P * 649,789 30,460,353
PD Small-Cap Value Index Portfolio Class P * 2,189,129 80,872,154
PD Emerging Markets Index Portfolio Class P * 1,427,972 30,703,714
PD International Large-Cap Index Portfolio
Class P * 12,104,410 386,072,997
a
Total Affiliated Mutual Funds
    (Cost $1,622,869,540) 2,047,768,162
TOTAL INVESTMENTS - 100.0%
(Cost $1,622,869,540) 2,047,768,162
OTHER ASSETS & LIABILITIES, NET - 0.0% (722,737)
NET ASSETS - 100.0% $ 2,047,045,425
Affiliated Equity Funds 79 .1%
Affiliated Fixed Income Funds 20 .9%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 2,047,768,162 $ 2,047,768,162 $ – $ –

PACIFIC SELECT FUND
PACIFIC DYNAMIX - AGGRESSIVE GROWTH PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.1%
PD 1-3 Year Corporate Bond Portfolio Class P * 33,736 $ 420,730
PD Aggregate Bond Index Portfolio Class P * 10,561 141,487
PD High Yield Bond Market Portfolio Class P * 13,041 282,214
PD Large-Cap Growth Index Portfolio Class P * 34,496 4,037,040
PD Large-Cap Value Index Portfolio Class P * 63,227 3,404,367
PD Mid-Cap Index Portfolio Class P * 75,314 1,205,763
PD Small-Cap Growth Index Portfolio Class P * 7,515 352,274
PD Small-Cap Value Index Portfolio Class P * 17,089 631,312
PD Emerging Markets Index Portfolio Class P * 16,506 354,898
PD International Large-Cap Index Portfolio
Class P * 106,082 3,383,495
a
Total Affiliated Mutual Funds
    (Cost $13,242,945) 14,213,580
TOTAL INVESTMENTS - 100.1%
(Cost $13,242,945) 14,213,580
OTHER ASSETS & LIABILITIES, NET - (0.1%) (15,814)
NET ASSETS - 100.0% $ 14,197,766
Affiliated Equity Funds 94 .2%
Affiliated Fixed Income Funds 5 .9%
100 .1%
Other Assets & Liabilities, Net ( 0 .1% )
100 .0%
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 14,213,580 $ 14,213,580 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 7,287,237 $ 75,280,416
Core Income Portfolio Class P * 2,475,930 32,159,643
Diversified Bond Portfolio Class P * 11,094,833 161,982,138
Floating Rate Income Portfolio Class P * 531,665 9,320,829
High Yield Bond Portfolio Class P * 4,199,574 51,671,752
Inflation Managed Portfolio Class P * 1,260,167 18,861,481
Intermediate Bond Portfolio Class P * 7,145,641 70,189,833
Total Return Portfolio Class P * 8,449,752 137,105,720
Short Duration Bond Portfolio Class P * 8,046,028 97,950,813
Emerging Markets Debt Portfolio Class P * 1,933,466 28,278,056
Equity Index Portfolio Class P * 4,495 761,743
Focused Growth Portfolio Class P * 10,650 876,386
Growth Portfolio Class P * 145,979 13,674,763
Large-Cap Core Portfolio Class P * 421,748 42,824,244
Large-Cap Growth Portfolio Class P * 583,699 21,243,093
Large-Cap Plus Bond Alpha Portfolio Class P * 1,839,094 20,203,771
Large-Cap Value Portfolio Class P * 80,939 3,656,068
Mid-Cap Growth Portfolio Class P * 386,380 12,128,221
Mid-Cap Plus Bond Alpha Portfolio Class P * 477,649 23,374,925
Mid-Cap Value Portfolio Class P * 51,191 2,648,662
QQQ Plus Bond Alpha Portfolio Class P * 813,630 9,123,626
Small-Cap Equity Portfolio Class P * 133,973 5,611,994
Small-Cap Growth Portfolio Class P * 89,595 3,169,921
Small-Cap Index Portfolio Class P * 15,534 560,809
Small-Cap Plus Bond Alpha Portfolio Class P * 247,329 2,462,715
Small-Cap Value Portfolio Class P * 65,035 2,232,167
Value Portfolio Class P * 854,032 23,592,647
Value Advantage Portfolio Class P * 383,928 12,154,225
Emerging Markets Portfolio Class P * 222,740 4,744,240
International Equity Plus Bond Alpha Portfolio
Class P * 457,047 5,314,635
International Growth Portfolio Class P * 835,080 9,360,657
International Large-Cap Portfolio Class P * 223,757 4,108,778
International Small-Cap Portfolio Class P * 446,935 9,472,436
International Value Portfolio Class P * 921,156 23,654,065
Real Estate Portfolio Class P * 118,463 4,550,179
a
Total Affiliated Mutual Funds
    (Cost $874,551,910) 944,305,651
TOTAL INVESTMENTS - 100.0%
(Cost $874,551,910) 944,305,651
OTHER ASSETS & LIABILITIES, NET - 0.0% (323,427)
NET ASSETS - 100.0% $ 943,982,224
Affiliated Fixed Income Funds 72 .3%
Affiliated Equity Funds 27 .7%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 944,305,651 $ 944,305,651 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 9,108,848 $ 94,098,467
Core Income Portfolio Class P * 3,090,399 40,140,931
Diversified Bond Portfolio Class P * 12,730,911 185,868,516
Floating Rate Income Portfolio Class P * 394,021 6,907,747
High Yield Bond Portfolio Class P * 3,961,165 48,738,357
Inflation Managed Portfolio Class P * 1,400,884 20,967,650
Intermediate Bond Portfolio Class P * 9,951,599 97,752,048
Total Return Portfolio Class P * 10,906,032 176,961,333
Short Duration Bond Portfolio Class P * 7,950,635 96,789,513
Emerging Markets Debt Portfolio Class P * 1,432,902 20,957,028
Equity Index Portfolio Class P * 10,826 1,834,718
Focused Growth Portfolio Class P * 28,063 2,309,305
Growth Portfolio Class P * 324,556 30,403,193
Large-Cap Core Portfolio Class P * 1,010,233 102,578,988
Large-Cap Growth Portfolio Class P * 1,447,100 52,665,660
Large-Cap Plus Bond Alpha Portfolio Class P * 4,267,380 46,880,238
Large-Cap Value Portfolio Class P * 427,571 19,313,737
Mid-Cap Growth Portfolio Class P * 1,190,122 37,357,178
Mid-Cap Plus Bond Alpha Portfolio Class P * 197,417 9,661,069
Mid-Cap Value Portfolio Class P * 178,851 9,253,870
QQQ Plus Bond Alpha Portfolio Class P * 2,130,901 23,894,811
Small-Cap Equity Portfolio Class P * 393,828 16,497,014
Small-Cap Index Portfolio Class P * 260,942 9,420,418
Small-Cap Plus Bond Alpha Portfolio Class P * 437,340 4,354,702
Small-Cap Value Portfolio Class P * 120,493 4,135,616
Value Portfolio Class P * 1,817,759 50,215,604
Value Advantage Portfolio Class P * 1,195,456 37,845,280
Emerging Markets Portfolio Class P * 330,141 7,031,835
International Equity Plus Bond Alpha Portfolio
Class P * 1,343,542 15,622,995
International Growth Portfolio Class P * 2,339,287 26,221,766
International Large-Cap Portfolio Class P * 1,597,913 29,342,026
International Small-Cap Portfolio Class P * 993,658 21,059,805
International Value Portfolio Class P * 1,851,376 47,540,895
Real Estate Portfolio Class P * 175,587 6,744,312
a
Total Affiliated Mutual Funds
    (Cost $1,272,925,073) 1,401,366,625
TOTAL INVESTMENTS - 100.0%
(Cost $1,272,925,073) 1,401,366,625
OTHER ASSETS & LIABILITIES, NET - 0.0% (472,550)
NET ASSETS - 100.0% $ 1,400,894,075
Affiliated Fixed Income Funds 56 .3%
Affiliated Equity Funds 43 .7%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 1,401,366,625 $ 1,401,366,625 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 24,659,204 $ 254,740,602
Core Income Portfolio Class P * 8,235,227 106,966,666
Diversified Bond Portfolio Class P * 34,983,746 510,755,025
Floating Rate Income Portfolio Class P * 1,843,888 32,325,929
High Yield Bond Portfolio Class P * 13,240,486 162,911,562
Inflation Managed Portfolio Class P * 2,185,185 32,706,645
Intermediate Bond Portfolio Class P * 32,332,472 317,593,730
Total Return Portfolio Class P * 29,445,273 477,779,150
Short Duration Bond Portfolio Class P * 39,863,738 485,293,537
Emerging Markets Debt Portfolio Class P * 4,470,278 65,380,415
Equity Index Portfolio Class P * 74,041 12,548,453
Focused Growth Portfolio Class P * 196,975 16,209,348
Growth Portfolio Class P * 2,517,042 235,787,020
Large-Cap Core Portfolio Class P * 7,130,369 724,017,498
Large-Cap Growth Portfolio Class P * 10,711,623 389,838,104
Large-Cap Plus Bond Alpha Portfolio Class P * 29,519,244 324,290,147
Large-Cap Value Portfolio Class P * 3,109,339 140,451,520
Mid-Cap Growth Portfolio Class P * 7,914,349 248,426,362
Mid-Cap Plus Bond Alpha Portfolio Class P * 1,949,788 95,417,657
Mid-Cap Value Portfolio Class P * 989,132 51,178,395
QQQ Plus Bond Alpha Portfolio Class P * 14,069,316 157,765,975
Small-Cap Equity Portfolio Class P * 2,152,840 90,180,014
Small-Cap Growth Portfolio Class P * 329,004 11,640,305
Small-Cap Index Portfolio Class P * 233,458 8,428,193
Small-Cap Plus Bond Alpha Portfolio Class P * 3,421,451 34,068,267
Small-Cap Value Portfolio Class P * 1,447,298 49,674,837
Value Portfolio Class P * 12,558,240 346,921,485
Value Advantage Portfolio Class P * 8,422,551 266,637,734
Emerging Markets Portfolio Class P * 1,544,918 32,905,972
International Equity Plus Bond Alpha Portfolio
Class P * 8,129,068 94,526,543
International Growth Portfolio Class P * 16,334,021 183,092,939
International Large-Cap Portfolio Class P * 10,334,967 189,778,050
International Small-Cap Portfolio Class P * 4,649,947 98,551,985
International Value Portfolio Class P * 9,762,564 250,689,719
Real Estate Portfolio Class P * 1,643,449 63,125,190
a
Total Affiliated Mutual Funds
    (Cost $5,715,636,561) 6,562,604,973
TOTAL INVESTMENTS - 100.0%
(Cost $5,715,636,561) 6,562,604,973
OTHER ASSETS & LIABILITIES, NET - 0.0% (2,124,841)
NET ASSETS - 100.0% $ 6,560,480,132
Affiliated Equity Funds 62 .7%
Affiliated Fixed Income Funds 37 .3%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 6,562,604,973 $ 6,562,604,973 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 9,878,270 $ 102,046,941
Core Income Portfolio Class P * 3,787,802 49,199,438
Diversified Bond Portfolio Class P * 15,525,669 226,671,364
Floating Rate Income Portfolio Class P * 1,760,607 30,865,902
High Yield Bond Portfolio Class P * 10,113,977 124,442,853
Inflation Managed Portfolio Class P * 2,086,491 31,229,444
Intermediate Bond Portfolio Class P * 18,231,104 179,079,537
Total Return Portfolio Class P * 11,884,619 192,839,885
Short Duration Bond Portfolio Class P * 25,375,503 308,916,529
Emerging Markets Debt Portfolio Class P * 4,268,383 62,427,582
Equity Index Portfolio Class P * 78,139 13,243,008
Focused Growth Portfolio Class P * 227,262 18,701,749
Growth Portfolio Class P * 2,730,177 255,752,715
Large-Cap Core Portfolio Class P * 7,631,348 774,886,904
Large-Cap Growth Portfolio Class P * 12,013,446 437,216,543
Large-Cap Plus Bond Alpha Portfolio Class P * 31,429,311 345,273,615
Large-Cap Value Portfolio Class P * 3,257,571 147,147,297
Mid-Cap Growth Portfolio Class P * 8,556,534 268,584,162
Mid-Cap Plus Bond Alpha Portfolio Class P * 3,153,471 154,322,836
Mid-Cap Value Portfolio Class P * 944,463 48,867,177
QQQ Plus Bond Alpha Portfolio Class P * 16,229,217 181,985,982
Small-Cap Equity Portfolio Class P * 2,809,871 117,702,299
Small-Cap Growth Portfolio Class P * 1,937,246 68,540,709
Small-Cap Index Portfolio Class P * 257,211 9,285,727
Small-Cap Plus Bond Alpha Portfolio Class P * 3,956,595 39,396,838
Small-Cap Value Portfolio Class P * 2,135,725 73,303,376
Value Portfolio Class P * 12,941,330 357,504,336
Value Advantage Portfolio Class P * 8,850,375 280,181,638
Emerging Markets Portfolio Class P * 5,900,592 125,679,603
International Equity Plus Bond Alpha Portfolio
Class P * 10,130,018 117,794,020
International Growth Portfolio Class P * 25,219,725 282,695,463
International Large-Cap Portfolio Class P * 13,505,701 248,001,327
International Small-Cap Portfolio Class P * 7,399,918 156,835,485
International Value Portfolio Class P * 13,567,652 348,399,317
Real Estate Portfolio Class P * 2,353,835 90,411,256
a
Total Affiliated Mutual Funds
    (Cost $5,411,970,302) 6,269,432,857
TOTAL INVESTMENTS - 100.0%
(Cost $5,411,970,302) 6,269,432,857
OTHER ASSETS & LIABILITIES, NET - 0.0% (2,014,075)
NET ASSETS - 100.0% $ 6,267,418,782
Affiliated Equity Funds 79 .2%
Affiliated Fixed Income Funds 20 .8%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 6,269,432,857 $ 6,269,432,857 $ – $ –

PACIFIC SELECT FUND
PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a Shares Value
AFFILIATED MUTUAL FUNDS - 100.0%
Bond Plus Portfolio Class P * 110,177 $ 1,138,179
Core Income Portfolio Class P * 124,002 1,610,654
Diversified Bond Portfolio Class P * 66,369 968,969
Floating Rate Income Portfolio Class P * 455,339 7,982,728
High Yield Bond Portfolio Class P * 1,307,864 16,092,019
Intermediate Bond Portfolio Class P * 65,714 645,495
Total Return Portfolio Class P * 716,192 11,620,927
Short Duration Bond Portfolio Class P * 3,937,649 47,936,189
Emerging Markets Debt Portfolio Class P * 551,958 8,072,709
Equity Index Portfolio Class P * 22,134 3,751,224
Focused Growth Portfolio Class P * 64,856 5,337,118
Growth Portfolio Class P * 933,255 87,423,851
Large-Cap Core Portfolio Class P * 2,163,952 219,727,654
Large-Cap Growth Portfolio Class P * 3,810,965 138,696,018
Large-Cap Plus Bond Alpha Portfolio Class P * 8,877,420 97,524,851
Large-Cap Value Portfolio Class P * 924,261 41,749,679
Mid-Cap Growth Portfolio Class P * 2,316,373 72,709,472
Mid-Cap Plus Bond Alpha Portfolio Class P * 1,347,745 65,955,224
Mid-Cap Value Portfolio Class P * 306,893 15,878,867
QQQ Plus Bond Alpha Portfolio Class P * 4,572,654 51,275,364
Small-Cap Equity Portfolio Class P * 1,028,931 43,100,734
Small-Cap Growth Portfolio Class P * 907,287 32,100,242
Small-Cap Index Portfolio Class P * 84,263 3,042,042
Small-Cap Plus Bond Alpha Portfolio Class P * 1,264,454 12,590,497
Small-Cap Value Portfolio Class P * 608,072 20,870,535
Value Portfolio Class P * 3,639,546 100,542,474
Value Advantage Portfolio Class P * 2,503,068 79,241,116
Emerging Markets Portfolio Class P * 2,289,083 48,756,307
International Equity Plus Bond Alpha Portfolio
Class P * 3,254,586 37,845,018
International Growth Portfolio Class P * 8,296,323 92,995,974
International Large-Cap Portfolio Class P * 4,416,352 81,096,204
International Small-Cap Portfolio Class P * 2,679,397 56,787,727
International Value Portfolio Class P * 3,975,989 102,098,127
Real Estate Portfolio Class P * 405,817 15,587,507
a
Total Affiliated Mutual Funds
    (Cost $1,373,768,269) 1,622,751,695
TOTAL INVESTMENTS - 100.0%
(Cost $1,373,768,269) 1,622,751,695
OTHER ASSETS & LIABILITIES, NET - 0.0% (525,522)
NET ASSETS - 100.0% $ 1,622,226,173
Affiliated Equity Funds 94 .1%
Affiliated Fixed Income Funds 5 .9%
100 .0%
Other Assets & Liabilities, Net ( 0 .0% )
100 .0%
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Affiliated Mutual Funds $ 1,622,751,695 $ 1,622,751,695 $ – $ –

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 98.6%
Basic Materials - 1.2%
Air Products & Chemicals, Inc.
4.300% due 06/11/28  $ 400,000 $ 402,141
Albemarle Corp.
4.650% due 06/01/27  100,000 99,691
ArcelorMittal SA (Luxembourg)
6.550% due 11/29/27  50,000 52,138
BHP Billiton Finance USA Ltd. (Australia)
4.750% due 02/28/28  300,000 304,813
5.250% due 09/08/26  100,000 101,186
Ecolab, Inc.
1.650% due 02/01/27  500,000 481,494
4.300% due 06/15/28  35,000 35,253
FMC Corp.
3.200% due 10/01/26  350,000 343,520
Nucor Corp.
3.950% due 05/01/28  250,000 249,017
Nutrien Ltd. (Canada)
4.500% due 03/12/27  145,000 145,435
5.200% due 06/21/27  110,000 111,737
Rio Tinto Finance USA PLC (Australia)
4.500% due 03/14/28  250,000 252,036
Sherwin-Williams Co.
3.450% due 06/01/27  200,000 197,379
4.550% due 03/01/28  350,000 353,143
Westlake Corp.
3.600% due 08/15/26  350,000 346,496
3,475,479
Communications - 5.3%
Alibaba Group Holding Ltd. (China)
3.400% due 12/06/27  550,000 540,677
Alphabet, Inc.
0.800% due 08/15/27  600,000 563,512
1.998% due 08/15/26  100,000 97,863
Amazon.com, Inc.
1.200% due 06/03/27  600,000 570,017
3.150% due 08/22/27  1,500,000 1,476,048
AT&T, Inc.
1.650% due 02/01/28  150,000 140,748
4.250% due 03/01/27  1,400,000 1,399,239
Baidu, Inc. (China)
3.625% due 07/06/27  50,000 49,403
Booking Holdings, Inc.
3.550% due 03/15/28  500,000 492,235
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.750% due 02/15/28  550,000 539,927
6.150% due 11/10/26  150,000 152,913
Cisco Systems, Inc.
2.500% due 09/20/26  300,000 294,654
4.550% due 02/24/28  500,000 506,751
Comcast Corp.
3.150% due 02/15/28  750,000 730,710
3.300% due 02/01/27  400,000 394,535
Discovery Communications LLC
3.950% due 03/20/28  81,000 77,457
eBay, Inc.
3.600% due 06/05/27  550,000 544,579
Expedia Group, Inc.
3.800% due 02/15/28  100,000 98,548
4.625% due 08/01/27  350,000 351,632
a
Principal
Amount Value
Meta Platforms, Inc.
3.500% due 08/15/27  $ 625,000 $ 619,147
Netflix, Inc.
4.375% due 11/15/26  500,000 502,692
Paramount Global
2.900% due 01/15/27  100,000 97,398
3.700% due 06/01/28  350,000 339,833
Rogers Communications, Inc. (Canada)
2.900% due 11/15/26  350,000 342,608
3.200% due 03/15/27  150,000 147,119
T-Mobile USA, Inc.
2.050% due 02/15/28  450,000 425,422
4.950% due 03/15/28  1,200,000 1,220,512
TCI Communications, Inc.
7.125% due 02/15/28  100,000 107,249
Telefonica Emisiones SA (Spain)
4.103% due 03/08/27  150,000 149,297
TWDC Enterprises 18 Corp.
1.850% due 07/30/26  300,000 292,783
Verizon Communications, Inc.
4.125% due 03/16/27  1,075,000 1,074,585
Walt Disney Co.
2.200% due 01/13/28  500,000 479,596
14,819,689
Consumer, Cyclical - 7.4%
American Airlines Pass-Through Trust Class AA
3.200% due 12/15/29  151,750 145,659
3.600% due 03/22/29  28,681 27,934
American Honda Finance Corp.
1.300% due 09/09/26  100,000 96,487
4.450% due 10/22/27  170,000 170,554
4.550% due 03/03/28  200,000 201,080
4.700% due 01/12/28  1,000,000 1,009,914
4.900% due 07/09/27  70,000 70,880
AutoZone, Inc.
3.750% due 06/01/27  250,000 247,644
4.500% due 02/01/28  50,000 50,403
Costco Wholesale Corp.
1.375% due 06/20/27  450,000 429,355
Darden Restaurants, Inc.
4.350% due 10/15/27  75,000 75,169
Dollar General Corp.
4.625% due 11/01/27  100,000 100,643
Dollar Tree, Inc.
4.200% due 05/15/28  350,000 346,777
Ford Motor Credit Co. LLC
2.900% due 02/16/28  1,050,000 984,954
4.542% due 08/01/26  1,000,000 993,395
5.800% due 03/05/27  1,000,000 1,008,260
6.800% due 05/12/28  250,000 258,449
General Motors Co.
5.350% due 04/15/28  110,000 111,692
6.800% due 10/01/27  2,000,000 2,083,311
General Motors Financial Co., Inc.
2.700% due 08/20/27  800,000 768,831
4.000% due 10/06/26  50,000 49,670
5.000% due 07/15/27  110,000 110,703
Hasbro, Inc.
3.500% due 09/15/27  50,000 48,889
3.550% due 11/19/26  50,000 49,322
Home Depot, Inc.
4.875% due 06/25/27  85,000 86,383
4.950% due 09/30/26  1,000,000 1,010,188

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Honda Motor Co. Ltd. (Japan)
due 07/08/28 # $ 350,000 $ 350,483
Hyatt Hotels Corp.
5.050% due 03/30/28  420,000 424,671
Las Vegas Sands Corp.
3.500% due 08/18/26  350,000 345,483
5.625% due 06/15/28  150,000 153,041
5.900% due 06/01/27  175,000 178,881
Leggett & Platt, Inc.
3.500% due 11/15/27  100,000 97,099
Lowe's Cos., Inc.
3.100% due 05/03/27  250,000 245,305
Marriott International, Inc.
5.450% due 09/15/26  435,000 440,535
McDonald's Corp.
3.500% due 07/01/27  175,000 172,896
3.800% due 04/01/28  500,000 496,046
NIKE, Inc.
2.375% due 11/01/26  200,000 195,826
O'Reilly Automotive, Inc.
3.600% due 09/01/27  450,000 444,114
PACCAR Financial Corp.
4.250% due 06/23/27  150,000 150,833
4.450% due 08/06/27  665,000 672,880
5.200% due 11/09/26  150,000 152,380
Royal Caribbean Cruises Ltd.
3.700% due 03/15/28  250,000 243,625
Southwest Airlines Co.
5.125% due 06/15/27  475,000 479,461
Starbucks Corp.
4.500% due 05/15/28  130,000 130,679
4.850% due 02/08/27  600,000 605,502
Target Corp.
4.350% due 06/15/28  90,000 90,562
TJX Cos., Inc.
2.250% due 09/15/26  100,000 97,976
Toll Brothers Finance Corp.
4.350% due 02/15/28  50,000 49,753
Toyota Motor Corp. (Japan)
4.186% due 06/30/27  125,000 125,256
Toyota Motor Credit Corp.
4.500% due 05/14/27  80,000 80,588
4.550% due 09/20/27  1,750,000 1,765,247
5.000% due 03/19/27  700,000 710,601
United Airlines Pass-Through Trust Class A
5.875% due 04/15/29  218,623 223,276
Walmart, Inc.
3.050% due 07/08/26  350,000 346,633
3.700% due 06/26/28  200,000 199,348
3.900% due 04/15/28  500,000 500,727
Warnermedia Holdings, Inc.
3.755% due 03/15/27  301,000 280,896
20,987,149
Consumer, Non-Cyclical - 13.7%
Abbott Laboratories
3.750% due 11/30/26  600,000 598,238
AbbVie, Inc.
2.950% due 11/21/26  1,000,000 983,787
4.650% due 03/15/28  350,000 355,351
4.800% due 03/15/27  210,000 212,112
Agilent Technologies, Inc.
4.200% due 09/09/27  100,000 99,983
a
Principal
Amount Value
Altria Group, Inc.
4.875% due 02/04/28  $ 120,000 $ 121,678
Amgen, Inc.
2.200% due 02/21/27  150,000 145,162
2.600% due 08/19/26  200,000 196,372
5.150% due 03/02/28  1,000,000 1,022,069
Archer-Daniels-Midland Co.
2.500% due 08/11/26  350,000 343,865
Astrazeneca Finance LLC (United Kingdom)
4.800% due 02/26/27  750,000 758,555
BAT Capital Corp. (United Kingdom)
3.557% due 08/15/27  1,400,000 1,377,977
Baxter International, Inc.
1.915% due 02/01/27  100,000 96,314
2.600% due 08/15/26  600,000 588,875
Becton Dickinson & Co.
3.700% due 06/06/27  550,000 543,688
Bio-Rad Laboratories, Inc.
3.300% due 03/15/27  125,000 122,642
Bristol-Myers Squibb Co.
3.250% due 02/27/27  1,100,000 1,086,619
3.900% due 02/20/28  100,000 99,557
Bunge Ltd. Finance Corp.
3.250% due 08/15/26  150,000 148,193
Campbell's Co.
4.150% due 03/15/28  500,000 498,228
Cardinal Health, Inc.
4.700% due 11/15/26  200,000 201,108
Cencora, Inc.
4.625% due 12/15/27  250,000 252,154
Centene Corp.
4.250% due 12/15/27  450,000 443,463
Cigna Group
3.400% due 03/01/27  250,000 246,563
Cintas Corp. No. 2
4.200% due 05/01/28  340,000 340,907
Coca-Cola Co.
1.450% due 06/01/27  925,000 883,305
CommonSpirit Health
6.073% due 11/01/27  50,000 51,771
Conagra Brands, Inc.
1.375% due 11/01/27  50,000 46,673
5.300% due 10/01/26  350,000 353,662
Conopco, Inc.
7.250% due 12/15/26  200,000 208,059
Constellation Brands, Inc.
3.500% due 05/09/27  500,000 492,276
4.350% due 05/09/27  150,000 150,097
CVS Health Corp.
1.300% due 08/21/27  150,000 140,661
3.000% due 08/15/26  1,250,000 1,230,521
4.300% due 03/25/28  700,000 697,251
Diageo Capital PLC (United Kingdom)
3.875% due 05/18/28  100,000 99,411
5.300% due 10/24/27  150,000 153,755
Elevance Health, Inc.
3.650% due 12/01/27  500,000 494,213
4.500% due 10/30/26  15,000 15,054
Eli Lilly & Co.
3.100% due 05/15/27  500,000 493,401
4.150% due 08/14/27  70,000 70,357
4.550% due 02/12/28  135,000 136,812

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Equifax, Inc.
5.100% due 06/01/28  $ 150,000 $ 152,921
Estee Lauder Cos., Inc.
4.375% due 05/15/28  150,000 150,427
Flowers Foods, Inc.
3.500% due 10/01/26  150,000 147,857
GE HealthCare Technologies, Inc.
5.650% due 11/15/27  350,000 360,685
General Mills, Inc.
4.200% due 04/17/28  250,000 249,752
4.700% due 01/30/27  225,000 226,392
Gilead Sciences, Inc.
1.200% due 10/01/27  450,000 422,595
GlaxoSmithKline Capital, Inc. (United Kingdom)
3.875% due 05/15/28  600,000 597,421
Global Payments, Inc.
2.150% due 01/15/27  150,000 145,152
4.450% due 06/01/28  350,000 348,975
GXO Logistics, Inc.
1.650% due 07/15/26  75,000 72,559
Haleon U.S. Capital LLC
3.375% due 03/24/27  200,000 197,170
HCA, Inc.
3.125% due 03/15/27  250,000 244,889
4.500% due 02/15/27  800,000 800,334
5.200% due 06/01/28  100,000 102,188
Hershey Co.
4.550% due 02/24/28  40,000 40,520
Hormel Foods Corp.
1.700% due 06/03/28  150,000 140,263
Humana, Inc.
1.350% due 02/03/27  150,000 143,537
3.950% due 03/15/27  350,000 348,855
Icon Investments Six DAC
5.809% due 05/08/27  350,000 357,450
Illumina, Inc.
4.650% due 09/09/26  55,000 55,080
JBS USA Holding Lux SARL/JBS USA Food Co./
JBS Lux Co. SARL
5.125% due 02/01/28  500,000 511,355
Johnson & Johnson
0.950% due 09/01/27  50,000 47,041
2.900% due 01/15/28  1,000,000 976,937
2.950% due 03/03/27  150,000 147,817
Kaiser Foundation Hospitals
3.150% due 05/01/27  150,000 147,269
Keurig Dr. Pepper, Inc.
2.550% due 09/15/26  200,000 196,090
4.350% due 05/15/28  750,000 751,432
Kraft Heinz Foods Co.
3.875% due 05/15/27  750,000 744,444
Kroger Co.
2.650% due 10/15/26  425,000 416,526
Laboratory Corp. of America Holdings
3.600% due 09/01/27  50,000 49,457
McKesson Corp.
3.950% due 02/16/28  100,000 99,595
Medtronic Global Holdings SCA
4.250% due 03/30/28  450,000 452,384
Merck & Co., Inc.
1.700% due 06/10/27  400,000 383,526
Molson Coors Beverage Co.
3.000% due 07/15/26  200,000 197,076
a
Principal
Amount Value
Mondelez International, Inc.
4.250% due 05/06/28  $ 465,000 $ 465,830
Novartis Capital Corp.
3.100% due 05/17/27  450,000 443,589
PayPal Holdings, Inc.
2.650% due 10/01/26  100,000 98,233
3.900% due 06/01/27  350,000 348,925
4.450% due 03/06/28  100,000 100,833
Pepsico Singapore Financing I Pte. Ltd.
4.650% due 02/16/27  100,000 100,964
PepsiCo, Inc.
3.600% due 02/18/28  150,000 148,757
4.400% due 02/07/27  1,250,000 1,259,104
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/28  500,000 504,105
Pfizer, Inc.
3.000% due 12/15/26  1,000,000 986,373
Philip Morris International, Inc.
3.125% due 08/17/27  50,000 48,910
4.125% due 04/28/28  120,000 119,792
4.375% due 11/01/27  125,000 125,606
4.750% due 02/12/27  1,100,000 1,110,273
4.875% due 02/15/28  50,000 50,860
Procter & Gamble Co.
1.900% due 02/01/27  350,000 339,241
2.850% due 08/11/27  500,000 489,362
Royalty Pharma PLC
1.750% due 09/02/27  100,000 94,728
S&P Global, Inc.
2.450% due 03/01/27  200,000 194,705
Sanofi SA
3.625% due 06/19/28  250,000 247,242
Shire Acquisitions Investments Ireland DAC
3.200% due 09/23/26  150,000 148,109
Solventum Corp.
5.450% due 02/25/27  350,000 355,855
SSM Health Care Corp.
4.894% due 06/01/28  100,000 101,608
Stryker Corp.
4.700% due 02/10/28  120,000 121,658
Sysco Corp.
3.250% due 07/15/27  450,000 441,537
Thermo Fisher Scientific, Inc.
4.800% due 11/21/27  150,000 152,472
5.000% due 12/05/26  500,000 505,535
Tyson Foods, Inc.
3.550% due 06/02/27  150,000 148,013
Unilever Capital Corp. (United Kingdom)
4.250% due 08/12/27  750,000 753,433
UnitedHealth Group, Inc.
2.950% due 10/15/27  1,000,000 973,108
4.400% due 06/15/28  145,000 145,737
Viatris, Inc.
2.300% due 06/22/27  500,000 476,648
38,627,855
Energy - 4.3%
Baker Hughes Holdings LLC/Baker Hughes Co-
Obligor, Inc.
2.061% due 12/15/26  500,000 484,582
BP Capital Markets America, Inc.
5.017% due 11/17/27  350,000 356,504
BP Capital Markets PLC
3.279% due 09/19/27  750,000 735,883

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27  $ 350,000 $ 353,423
Chevron Corp.
1.995% due 05/11/27  1,000,000 966,166
Chevron USA, Inc.
1.018% due 08/12/27  200,000 188,128
4.475% due 02/26/28  200,000 202,455
Continental Resources, Inc.
4.375% due 01/15/28  100,000 98,636
Coterra Energy, Inc.
3.900% due 05/15/27  100,000 98,785
Diamondback Energy, Inc.
5.200% due 04/18/27  150,000 152,117
Enbridge, Inc. (Canada)
3.700% due 07/15/27  500,000 493,933
4.250% due 12/01/26  150,000 149,764
4.600% due 06/20/28  55,000 55,427
5.900% due 11/15/26  150,000 152,710
Energy Transfer LP
4.400% due 03/15/27  350,000 350,124
5.550% due 02/15/28  800,000 823,386
Enterprise Products Operating LLC
3.950% due 02/15/27  250,000 249,213
4.300% due 06/20/28  215,000 216,018
5.375% due 02/15/78  50,000 49,305
EQT Corp.
3.900% due 10/01/27  50,000 49,352
5.700% due 04/01/28  500,000 514,461
Exxon Mobil Corp.
2.275% due 08/16/26  150,000 147,128
3.294% due 03/19/27  350,000 347,409
Marathon Petroleum Corp.
5.125% due 12/15/26  350,000 353,166
MPLX LP
4.000% due 03/15/28  100,000 99,048
4.250% due 12/01/27  500,000 498,184
Occidental Petroleum Corp.
5.000% due 08/01/27  90,000 90,835
ONEOK, Inc.
4.000% due 07/13/27  150,000 149,082
5.550% due 11/01/26  500,000 507,015
Patterson-UTI Energy, Inc.
3.950% due 02/01/28  50,000 48,430
Phillips 66 Co.
3.550% due 10/01/26  150,000 148,482
3.750% due 03/01/28  500,000 491,388
Plains All American Pipeline LP/PAA Finance
Corp.
4.500% due 12/15/26  350,000 350,624
Sabine Pass Liquefaction LLC
5.000% due 03/15/27  750,000 754,746
Shell International Finance BV
2.500% due 09/12/26  100,000 98,300
South Bow USA Infrastructure Holdings LLC
(Canada)
4.911% due 09/01/27 ~ 50,000 50,335
Targa Resources Corp.
5.200% due 07/01/27  500,000 506,929
Tennessee Gas Pipeline Co. LLC
7.000% due 03/15/27  150,000 156,293
Valero Energy Corp.
3.400% due 09/15/26  100,000 98,833
a
Principal
Amount Value
Williams Cos., Inc.
3.750% due 06/15/27  $ 600,000 $ 593,373
12,229,972
Financial - 47.0%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
2.450% due 10/29/26  1,000,000 974,574
5.750% due 06/06/28  250,000 258,716
6.450% due 04/15/27  500,000 516,471
Air Lease Corp.
2.200% due 01/15/27  300,000 290,537
5.850% due 12/15/27  750,000 776,040
Alexandria Real Estate Equities, Inc.
3.950% due 01/15/28  350,000 346,304
Ally Financial, Inc.
4.750% due 06/09/27  150,000 150,887
5.737% due 05/15/29  250,000 254,504
6.992% due 06/13/29  250,000 263,246
American Express Co.
5.043% due 07/26/28  250,000 253,466
5.098% due 02/16/28  2,080,000 2,104,364
American Homes 4 Rent LP
4.250% due 02/15/28  50,000 49,716
American Tower Corp.
3.375% due 10/15/26  300,000 296,273
5.500% due 03/15/28  800,000 822,515
Ameriprise Financial, Inc.
2.875% due 09/15/26  100,000 98,569
Aon Corp.
8.205% due 01/01/27  350,000 368,006
Aon North America, Inc.
5.125% due 03/01/27  95,000 96,163
ARES Capital Corp.
2.150% due 07/15/26  500,000 487,345
2.875% due 06/15/27  50,000 48,343
2.875% due 06/15/28  200,000 188,523
Arthur J Gallagher & Co.
4.600% due 12/15/27  350,000 352,760
Athene Holding Ltd.
4.125% due 01/12/28  350,000 346,912
Australia & New Zealand Banking Group Ltd.
(Australia)
3.919% due 09/30/27  500,000 498,339
4.362% due 06/18/28  250,000 251,954
4.900% due 07/16/27  250,000 254,365
AvalonBay Communities, Inc.
3.350% due 05/15/27  350,000 345,215
Banco Santander SA (Spain)
4.175% due 03/24/28  1,400,000 1,392,261
5.294% due 08/18/27  400,000 406,825
5.365% due 07/15/28  200,000 203,782
Bank of America Corp.
2.551% due 02/04/28  1,000,000 972,207
3.419% due 12/20/28  350,000 342,187
3.705% due 04/24/28  3,000,000 2,965,440
3.824% due 01/20/28  2,750,000 2,726,872
3.970% due 03/05/29  150,000 148,360
4.623% due 05/09/29  1,335,000 1,343,652
4.979% due 01/24/29  350,000 355,080
5.933% due 09/15/27  150,000 152,654
6.204% due 11/10/28  150,000 156,137
Bank of America NA
5.526% due 08/18/26  150,000 152,163

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Bank of Montreal (Canada)
4.567% due 09/10/27  $ 250,000 $ 250,644
5.203% due 02/01/28  100,000 102,306
5.266% due 12/11/26  50,000 50,723
5.370% due 06/04/27  1,500,000 1,532,873
Bank of New York Mellon Corp.
3.992% due 06/13/28  500,000 498,427
4.441% due 06/09/28  85,000 85,481
5.802% due 10/25/28  1,250,000 1,295,021
Bank of Nova Scotia (Canada)
4.404% due 09/08/28  1,550,000 1,553,044
Barclays PLC (United Kingdom)
2.279% due 11/24/27  1,000,000 970,004
4.972% due 05/16/29  500,000 505,319
5.674% due 03/12/28  225,000 229,343
7.385% due 11/02/28  1,000,000 1,061,704
Berkshire Hathaway Finance Corp.
2.300% due 03/15/27  250,000 243,834
BlackRock Funding, Inc.
4.600% due 07/26/27  55,000 55,699
Blackrock, Inc.
3.200% due 03/15/27  350,000 345,378
Blackstone Private Credit Fund
2.625% due 12/15/26  350,000 338,280
3.250% due 03/15/27  125,000 121,607
4.950% due 09/26/27  110,000 109,488
Blackstone Secured Lending Fund
2.125% due 02/15/27  175,000 167,216
5.350% due 04/13/28  350,000 352,582
Blue Owl Capital Corp.
2.875% due 06/11/28  150,000 139,780
3.400% due 07/15/26  200,000 196,837
Blue Owl Credit Income Corp.
3.125% due 09/23/26  200,000 194,591
7.950% due 06/13/28  150,000 160,428
Boston Properties LP
2.750% due 10/01/26  500,000 489,101
Brighthouse Financial, Inc.
3.700% due 06/22/27  350,000 344,064
Brookfield Finance, Inc. (Canada)
3.900% due 01/25/28  450,000 444,829
Canadian Imperial Bank of Commerce (Canada)
4.508% due 09/11/27  1,640,000 1,643,037
4.857% due 03/30/29  150,000 151,642
4.862% due 01/13/28  100,000 100,744
5.237% due 06/28/27  100,000 101,848
Capital One Financial Corp.
1.878% due 11/02/27  275,000 265,706
3.650% due 05/11/27  150,000 148,463
4.100% due 02/09/27  500,000 497,827
4.927% due 05/10/28  1,250,000 1,259,634
5.468% due 02/01/29  100,000 102,421
7.149% due 10/29/27  50,000 51,675
Cboe Global Markets, Inc.
3.650% due 01/12/27  100,000 99,246
Charles Schwab Corp.
2.450% due 03/03/27  1,600,000 1,555,590
Citibank NA
4.576% due 05/29/27  415,000 417,431
5.488% due 12/04/26  185,000 187,985
Citigroup, Inc.
3.200% due 10/21/26  1,500,000 1,479,078
3.668% due 07/24/28  1,500,000 1,476,853
a
Principal
Amount Value
3.887% due 01/10/28  $ 1,300,000 $ 1,288,576
4.075% due 04/23/29  1,500,000 1,485,357
4.643% due 05/07/28  250,000 250,696
4.658% due 05/24/28  150,000 150,602
4.786% due 03/04/29  250,000 251,828
Citizens Bank NA
4.575% due 08/09/28  400,000 400,917
CNA Financial Corp.
3.450% due 08/15/27  100,000 98,196
Commonwealth Bank of Australia (Australia)
4.423% due 03/14/28  500,000 505,062
Cooperatieve Rabobank UA (Netherlands)
3.750% due 07/21/26  50,000 49,609
4.372% due 05/27/27  250,000 251,683
4.883% due 01/21/28  200,000 204,294
5.041% due 03/05/27  500,000 507,660
Corebridge Financial, Inc.
3.650% due 04/05/27  350,000 345,507
6.875% due 12/15/52  200,000 206,402
Crown Castle, Inc.
1.050% due 07/15/26  50,000 48,168
3.650% due 09/01/27  50,000 49,155
4.000% due 03/01/27  200,000 198,905
5.000% due 01/11/28  850,000 858,687
Deutsche Bank AG (Germany)
2.552% due 01/07/28  1,000,000 971,579
5.371% due 09/09/27  200,000 205,190
5.373% due 01/10/29  415,000 422,388
6.720% due 01/18/29  200,000 210,142
Digital Realty Trust LP
5.550% due 01/15/28  500,000 513,002
EPR Properties
4.750% due 12/15/26  100,000 99,891
ERP Operating LP
3.250% due 08/01/27  100,000 98,157
Essex Portfolio LP
3.625% due 05/01/27  350,000 346,052
Extra Space Storage LP
5.700% due 04/01/28  500,000 516,583
F&G Annuities & Life, Inc.
7.400% due 01/13/28  50,000 52,396
Federal Realty OP LP
5.375% due 05/01/28  250,000 256,319
Fifth Third Bancorp
6.361% due 10/27/28  750,000 782,031
Fifth Third Bank NA
2.250% due 02/01/27  150,000 145,486
FS KKR Capital Corp.
3.250% due 07/15/27  200,000 191,849
Goldman Sachs Group, Inc.
1.542% due 09/10/27  2,250,000 2,172,907
3.615% due 03/15/28  400,000 394,552
3.691% due 06/05/28  2,000,000 1,972,412
4.482% due 08/23/28  150,000 150,228
4.937% due 04/23/28  745,000 751,095
Goldman Sachs Private Credit Corp.
5.875% due 05/06/28 ~ 100,000 101,093
Golub Capital BDC, Inc.
2.050% due 02/15/27  100,000 95,406
Healthcare Realty Holdings LP
3.500% due 08/01/26  350,000 345,739
Healthpeak OP LLC
3.250% due 07/15/26  200,000 197,647

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Highwoods Realty LP
3.875% due 03/01/27  $ 75,000 $ 73,653
HPS Corporate Lending Fund
5.300% due 06/05/27 ~ 60,000 60,125
5.450% due 01/14/28  350,000 351,086
HSBC Holdings PLC (United Kingdom)
4.041% due 03/13/28  500,000 496,057
4.583% due 06/19/29  500,000 500,799
4.755% due 06/09/28  200,000 200,836
4.899% due 03/03/29  200,000 201,720
5.597% due 05/17/28  215,000 219,104
5.887% due 08/14/27  1,250,000 1,268,067
6.161% due 03/09/29  1,600,000 1,663,923
HSBC USA, Inc.
4.650% due 06/03/28  200,000 201,606
Huntington Bancshares, Inc.
4.443% due 08/04/28  500,000 499,804
ING Groep NV (Netherlands)
4.017% due 03/28/28  150,000 149,067
4.858% due 03/25/29  700,000 707,258
Intercontinental Exchange, Inc.
3.100% due 09/15/27  300,000 293,015
Jefferies Financial Group, Inc.
4.850% due 01/15/27  150,000 151,189
JPMorgan Chase & Co.
1.470% due 09/22/27  1,000,000 965,023
3.509% due 01/23/29  750,000 734,767
3.540% due 05/01/28  250,000 246,387
3.782% due 02/01/28  4,700,000 4,660,846
4.505% due 10/22/28  80,000 80,255
4.851% due 07/25/28  150,000 151,593
4.979% due 07/22/28  2,045,000 2,071,658
5.040% due 01/23/28  50,000 50,490
5.571% due 04/22/28  120,000 122,510
KeyBank NA
4.390% due 12/14/27  500,000 500,684
Kimco Realty OP LLC
2.800% due 10/01/26  150,000 147,036
Kite Realty Group LP
4.000% due 10/01/26  75,000 74,363
Lloyds Banking Group PLC (United Kingdom)
3.574% due 11/07/28  50,000 48,960
3.750% due 03/18/28  1,500,000 1,482,149
4.818% due 06/13/29  200,000 201,840
5.462% due 01/05/28  550,000 557,601
LPL Holdings, Inc.
4.900% due 04/03/28  115,000 115,897
M&T Bank Corp.
4.833% due 01/16/29  45,000 45,380
Main Street Capital Corp.
3.000% due 07/14/26  350,000 342,798
6.500% due 06/04/27  25,000 25,576
Manufacturers & Traders Trust Co.
4.700% due 01/27/28  600,000 605,423
4.762% due 07/06/28  250,000 251,778
Manulife Financial Corp. (Canada)
4.061% due 02/24/32  150,000 148,348
Marsh & McLennan Cos., Inc.
4.550% due 11/08/27  50,000 50,388
Mastercard, Inc.
2.950% due 11/21/26  100,000 98,610
3.500% due 02/26/28  500,000 494,027
4.550% due 03/15/28  85,000 86,186
a
Principal
Amount Value
Mid-America Apartments LP
4.200% due 06/15/28  $ 100,000 $ 99,941
Mitsubishi UFJ Financial Group, Inc. (Japan)
1.538% due 07/20/27  550,000 533,771
4.080% due 04/19/28  1,250,000 1,243,324
5.242% due 04/19/29  1,000,000 1,023,231
Mizuho Financial Group, Inc. (Japan)
5.414% due 09/13/28  1,400,000 1,431,725
Morgan Stanley
2.475% due 01/21/28  2,250,000 2,184,667
3.125% due 07/27/26  2,000,000 1,975,516
4.994% due 04/12/29  110,000 111,615
5.123% due 02/01/29  150,000 152,653
5.164% due 04/20/29  500,000 509,889
5.652% due 04/13/28  155,000 158,502
6.296% due 10/18/28  1,000,000 1,041,916
Morgan Stanley Bank NA
4.447% due 10/15/27  1,500,000 1,502,584
4.952% due 01/14/28  515,000 519,313
5.016% due 01/12/29  100,000 101,577
National Australia Bank Ltd. (Australia)
4.308% due 06/13/28  250,000 251,596
4.500% due 10/26/27  1,000,000 1,011,090
5.087% due 06/11/27  250,000 254,819
National Bank of Canada (Canada)
4.950% due 02/01/28  250,000 252,027
NatWest Group PLC (United Kingdom)
3.073% due 05/22/28  450,000 438,943
4.892% due 05/18/29  350,000 353,584
5.516% due 09/30/28  500,000 510,787
New Mountain Finance Corp.
6.200% due 10/15/27  50,000 50,546
NNN REIT, Inc.
3.500% due 10/15/27  100,000 98,356
Nomura Holdings, Inc. (Japan)
1.653% due 07/14/26  200,000 194,294
2.329% due 01/22/27  750,000 725,645
Northern Trust Corp.
3.375% due 05/08/32  350,000 339,933
Omega Healthcare Investors, Inc.
4.500% due 04/01/27  150,000 150,359
ORIX Corp. (Japan)
5.000% due 09/13/27  50,000 50,664
PNC Financial Services Group, Inc.
5.102% due 07/23/27  1,000,000 1,007,771
5.300% due 01/21/28  75,000 76,152
5.582% due 06/12/29  350,000 362,538
6.615% due 10/20/27  500,000 514,142
Principal Financial Group, Inc.
3.100% due 11/15/26  100,000 98,334
Progressive Corp.
2.500% due 03/15/27  350,000 341,042
Prologis LP
3.250% due 10/01/26  150,000 148,336
4.875% due 06/15/28  150,000 153,083
Prudential Financial, Inc.
4.500% due 09/15/47  50,000 49,311
Public Storage Operating Co.
1.500% due 11/09/26  350,000 338,032
Realty Income Corp.
2.200% due 06/15/28  100,000 94,536
3.000% due 01/15/27  250,000 245,541
3.650% due 01/15/28  500,000 494,060

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Regency Centers LP
3.600% due 02/01/27  $ 100,000 $ 99,115
Reinsurance Group of America, Inc.
3.950% due 09/15/26  100,000 99,465
Royal Bank of Canada (Canada)
4.510% due 10/18/27  1,000,000 1,002,231
4.522% due 10/18/28  1,000,000 1,004,423
4.715% due 03/27/28  210,000 211,352
4.875% due 01/19/27  165,000 166,667
5.069% due 07/23/27  350,000 352,438
6.000% due 11/01/27  50,000 51,977
Santander Holdings USA, Inc.
2.490% due 01/06/28  150,000 145,248
5.473% due 03/20/29  155,000 157,632
6.499% due 03/09/29  750,000 782,171
Santander U.K. Group Holdings PLC (United
Kingdom)
2.469% due 01/11/28  250,000 242,111
6.534% due 01/10/29  600,000 626,421
Simon Property Group LP
1.750% due 02/01/28  500,000 471,228
3.250% due 11/30/26  250,000 246,481
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.174% due 01/14/27  700,000 678,755
2.632% due 07/14/26  1,000,000 982,874
3.010% due 10/19/26  150,000 147,589
5.520% due 01/13/28  850,000 875,529
Synchrony Bank
5.625% due 08/23/27  500,000 510,037
Synchrony Financial
3.700% due 08/04/26  100,000 99,085
Toronto-Dominion Bank (Canada)
2.800% due 03/10/27  2,000,000 1,953,751
4.108% due 06/08/27  350,000 349,235
4.568% due 12/17/26  100,000 100,413
4.574% due 06/02/28  250,000 251,890
5.264% due 12/11/26  130,000 131,823
Truist Financial Corp.
1.125% due 08/03/27  300,000 282,058
4.123% due 06/06/28  750,000 747,522
4.873% due 01/26/29  150,000 151,773
U.S. Bancorp
4.548% due 07/22/28  400,000 400,966
4.653% due 02/01/29  1,350,000 1,359,076
5.775% due 06/12/29  550,000 571,208
U.S. Bank NA
4.507% due 10/22/27  100,000 100,130
UBS AG (Switzerland)
1.250% due 08/07/26  300,000 290,420
5.000% due 07/09/27  1,000,000 1,015,641
7.500% due 02/15/28  100,000 107,902
UDR, Inc.
3.500% due 07/01/27  350,000 345,308
Ventas Realty LP
4.000% due 03/01/28  500,000 495,535
VICI Properties LP
4.750% due 02/15/28  350,000 352,066
4.750% due 04/01/28  65,000 65,547
Visa, Inc.
2.750% due 09/15/27  600,000 585,801
Voya Financial, Inc.
4.700% due 01/23/48  100,000 96,016
a
Principal
Amount Value
Wachovia Corp.
7.574% due 08/01/26  $ 3,000,000 $ 3,097,114
Wells Fargo & Co.
3.526% due 03/24/28  2,000,000 1,972,511
4.808% due 07/25/28  800,000 806,886
4.900% due 01/24/28  185,000 186,400
4.970% due 04/23/29  405,000 410,721
5.707% due 04/22/28  190,000 194,190
Wells Fargo Bank NA
5.254% due 12/11/26  200,000 202,945
Welltower OP LLC
2.700% due 02/15/27  100,000 97,776
Westpac Banking Corp. (Australia)
3.400% due 01/25/28  100,000 98,546
4.322% due 11/23/31  2,000,000 1,987,504
Weyerhaeuser Co.
6.950% due 10/01/27  350,000 368,338
132,256,426
Industrial - 5.8%
3M Co.
2.250% due 09/19/26  350,000 341,532
2.875% due 10/15/27  50,000 48,583
Amcor Finance USA, Inc.
4.500% due 05/15/28  100,000 100,126
Amcor Flexibles North America, Inc.
4.800% due 03/17/28 ~ 60,000 60,446
Amphenol Corp.
4.375% due 06/12/28  165,000 166,175
5.050% due 04/05/27  90,000 91,431
Amrize Finance U.S. LLC
4.700% due 04/07/28 ~ 350,000 353,274
Avnet, Inc.
6.250% due 03/15/28  50,000 51,985
Berry Global, Inc.
1.650% due 01/15/27  100,000 95,950
Boeing Co.
3.250% due 03/01/28  50,000 48,346
5.040% due 05/01/27  1,150,000 1,159,062
Caterpillar Financial Services Corp.
4.400% due 10/15/27  1,050,000 1,057,550
4.400% due 03/03/28  200,000 201,524
5.000% due 05/14/27  350,000 356,124
CNH Industrial Capital LLC
4.750% due 03/21/28  625,000 629,810
CSX Corp.
2.600% due 11/01/26  656,000 642,130
Eaton Corp.
3.103% due 09/15/27  50,000 49,109
4.350% due 05/18/28  100,000 100,836
Emerson Electric Co.
1.800% due 10/15/27  400,000 380,986
Flex Ltd.
6.000% due 01/15/28  100,000 103,200
GATX Corp.
3.250% due 09/15/26  350,000 344,962
5.400% due 03/15/27  80,000 81,137
General Dynamics Corp.
2.125% due 08/15/26  50,000 48,983
2.625% due 11/15/27  500,000 484,735
Honeywell International, Inc.
1.100% due 03/01/27  250,000 238,220
4.650% due 07/30/27  600,000 606,476

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Jabil, Inc.
4.250% due 05/15/27  $ 150,000 $ 149,650
John Deere Capital Corp.
4.200% due 07/15/27  525,000 526,402
4.250% due 06/05/28  200,000 201,227
4.900% due 06/11/27  1,500,000 1,525,429
L3Harris Technologies, Inc.
4.400% due 06/15/28  350,000 351,001
5.400% due 01/15/27  200,000 203,394
Lockheed Martin Corp.
5.100% due 11/15/27  350,000 358,942
Martin Marietta Materials, Inc.
3.500% due 12/15/27  100,000 98,112
Masco Corp.
1.500% due 02/15/28  100,000 92,936
Norfolk Southern Corp.
3.150% due 06/01/27  250,000 245,659
Northrop Grumman Corp.
3.250% due 01/15/28  500,000 488,674
Oshkosh Corp.
4.600% due 05/15/28  50,000 50,089
Otis Worldwide Corp.
2.293% due 04/05/27  100,000 96,823
Owens Corning
5.500% due 06/15/27  70,000 71,532
Parker-Hannifin Corp.
4.250% due 09/15/27  200,000 200,547
Republic Services, Inc.
3.375% due 11/15/27  350,000 344,157
3.950% due 05/15/28  150,000 149,434
RTX Corp.
2.650% due 11/01/26  50,000 49,019
3.500% due 03/15/27  750,000 741,288
Ryder System, Inc.
2.850% due 03/01/27  350,000 341,052
5.300% due 03/15/27  110,000 111,691
Sonoco Products Co.
4.450% due 09/01/26  75,000 74,944
Tyco Electronics Group SA (Switzerland)
3.125% due 08/15/27  50,000 48,942
Union Pacific Corp.
3.000% due 04/15/27  350,000 343,782
United Parcel Service, Inc.
3.050% due 11/15/27  500,000 489,224
Waste Management, Inc.
1.150% due 03/15/28  500,000 463,529
4.950% due 07/03/27  115,000 117,004
Westinghouse Air Brake Technologies Corp.
3.450% due 11/15/26  150,000 148,092
WRKCo, Inc.
3.900% due 06/01/28  350,000 345,581
Xylem, Inc.
3.250% due 11/01/26  100,000 98,619
16,369,467
Technology - 7.9%
Accenture Capital, Inc.
3.900% due 10/04/27  150,000 149,585
Adobe, Inc.
4.750% due 01/17/28  550,000 559,905
Advanced Micro Devices, Inc.
4.319% due 03/24/28  500,000 503,766
Analog Devices, Inc.
3.500% due 12/05/26  150,000 148,745
a
Principal
Amount Value
4.250% due 06/15/28  $ 190,000 $ 190,912
Apple, Inc.
1.200% due 02/08/28  1,000,000 932,779
2.050% due 09/11/26  1,900,000 1,856,921
2.450% due 08/04/26  100,000 98,320
2.900% due 09/12/27  50,000 48,938
4.000% due 05/12/28  400,000 400,827
Applied Materials, Inc.
3.300% due 04/01/27  350,000 345,590
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.500% due 01/15/28  1,000,000 981,345
3.875% due 01/15/27  300,000 298,045
Broadcom, Inc.
4.800% due 04/15/28  250,000 253,674
5.050% due 07/12/27  125,000 126,835
CDW LLC/CDW Finance Corp.
2.670% due 12/01/26  500,000 487,760
Dell International LLC/EMC Corp.
4.750% due 04/01/28  110,000 111,311
4.900% due 10/01/26  250,000 251,185
6.100% due 07/15/27  1,000,000 1,033,998
Fiserv, Inc.
3.200% due 07/01/26  200,000 197,766
5.150% due 03/15/27  115,000 116,553
5.450% due 03/02/28  500,000 513,978
Hewlett Packard Enterprise Co.
4.400% due 09/25/27  75,000 75,094
4.450% due 09/25/26  550,000 551,038
HP, Inc.
4.750% due 01/15/28  350,000 354,131
Intel Corp.
3.150% due 05/11/27  150,000 147,032
3.750% due 03/25/27  150,000 148,487
3.750% due 08/05/27  850,000 839,023
International Business Machines Corp.
6.220% due 08/01/27  100,000 104,203
6.500% due 01/15/28  1,000,000 1,058,279
Intuit, Inc.
5.250% due 09/15/26  150,000 151,749
Marvell Technology, Inc.
4.875% due 06/22/28  150,000 151,764
Microchip Technology, Inc.
4.900% due 03/15/28  350,000 353,927
Micron Technology, Inc.
5.375% due 04/15/28  500,000 514,203
Microsoft Corp.
2.400% due 08/08/26  100,000 98,323
3.300% due 02/06/27  1,500,000 1,485,230
NVIDIA Corp.
3.200% due 09/16/26  150,000 148,669
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
4.400% due 06/01/27  500,000 501,121
Oracle Corp.
2.300% due 03/25/28  1,000,000 949,335
2.650% due 07/15/26  550,000 540,217
2.800% due 04/01/27  400,000 390,099
QUALCOMM, Inc.
3.250% due 05/20/27  551,000 544,327
Roper Technologies, Inc.
1.400% due 09/15/27  200,000 188,182
Salesforce, Inc.
3.700% due 04/11/28  500,000 496,660

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Synopsys, Inc.
4.650% due 04/01/28  $ 500,000 $ 505,191
Take-Two Interactive Software, Inc.
4.950% due 03/28/28  350,000 355,471
Texas Instruments, Inc.
1.125% due 09/15/26  200,000 193,283
2.900% due 11/03/27  350,000 341,633
TSMC Arizona Corp. (Taiwan)
1.750% due 10/25/26  200,000 193,583
3.875% due 04/22/27  200,000 199,020
VMware LLC
3.900% due 08/21/27  350,000 347,058
4.650% due 05/15/27  350,000 352,193
Workday, Inc.
3.500% due 04/01/27  350,000 345,634
22,232,897
Utilities - 6.0%
AES Corp.
5.450% due 06/01/28  200,000 204,430
Ameren Corp.
5.700% due 12/01/26  200,000 203,265
American Electric Power Co., Inc.
3.200% due 11/13/27  350,000 341,550
5.750% due 11/01/27  200,000 206,405
Black Hills Corp.
3.150% due 01/15/27  350,000 342,380
CenterPoint Energy Houston Electric LLC
3.000% due 02/01/27  50,000 49,033
CenterPoint Energy Resources Corp.
4.000% due 04/01/28  500,000 496,289
5.250% due 03/01/28  50,000 51,229
Constellation Energy Generation LLC
5.600% due 03/01/28  350,000 362,255
Dominion Energy, Inc.
4.600% due 05/15/28  120,000 120,824
DTE Electric Co.
4.250% due 05/14/27  40,000 40,072
DTE Energy Co.
4.950% due 07/01/27  675,000 683,077
Duke Energy Corp.
4.850% due 01/05/27  1,310,000 1,323,512
Duke Energy Progress LLC
4.350% due 03/06/27  50,000 50,258
Edison International
4.125% due 03/15/28  50,000 48,281
5.750% due 06/15/27  100,000 100,722
Enel Chile SA (Chile)
4.875% due 06/12/28  200,000 200,912
Entergy Arkansas LLC
4.000% due 06/01/28  350,000 348,710
Entergy Louisiana LLC
2.400% due 10/01/26  150,000 146,763
Evergy Kansas Central, Inc.
2.550% due 07/01/26  100,000 98,253
4.700% due 03/13/28  60,000 60,712
Eversource Energy
2.900% due 03/01/27  200,000 195,196
3.300% due 01/15/28  750,000 730,712
5.000% due 01/01/27  85,000 85,796
Exelon Corp.
2.750% due 03/15/27  750,000 732,104
FirstEnergy Corp.
3.900% due 07/15/27  200,000 197,821
a
Principal
Amount Value
Fortis, Inc. (Canada)
3.055% due 10/04/26  $ 150,000 $ 147,374
Indiana Michigan Power Co.
3.850% due 05/15/28  50,000 49,490
ITC Holdings Corp.
3.350% due 11/15/27  350,000 342,739
MidAmerican Energy Co.
3.100% due 05/01/27  350,000 344,443
Mississippi Power Co.
3.950% due 03/30/28  750,000 747,375
National Fuel Gas Co.
3.950% due 09/15/27  50,000 49,249
National Rural Utilities Cooperative Finance Corp.
4.750% due 02/07/28  610,000 618,106
4.800% due 02/05/27  150,000 151,401
NextEra Energy Capital Holdings, Inc.
3.550% due 05/01/27  1,350,000 1,331,851
4.900% due 02/28/28  450,000 456,259
NiSource, Inc.
5.250% due 03/30/28  250,000 256,005
Pacific Gas & Electric Co.
2.100% due 08/01/27  700,000 663,176
5.000% due 06/04/28  125,000 125,410
Pinnacle West Capital Corp.
4.900% due 05/15/28  65,000 65,929
Public Service Co. of New Hampshire
4.400% due 07/01/28  165,000 165,912
Public Service Enterprise Group, Inc.
5.850% due 11/15/27  200,000 207,071
Southern California Edison Co.
4.875% due 02/01/27  1,250,000 1,257,572
5.300% due 03/01/28  50,000 50,654
Southern California Gas Co.
2.950% due 04/15/27  500,000 490,040
Southern Co.
3.250% due 07/01/26  350,000 346,324
4.850% due 06/15/28  200,000 203,517
Virginia Electric & Power Co.
2.950% due 11/15/26  100,000 98,217
3.500% due 03/15/27  500,000 494,817
WEC Energy Group, Inc.
1.375% due 10/15/27  150,000 140,619
5.600% due 09/12/26  40,000 40,538
Xcel Energy, Inc.
3.350% due 12/01/26  425,000 419,173
4.750% due 03/21/28  80,000 80,800
16,764,622
Total Corporate Bonds & Notes
    (Cost $276,842,328) 277,763,556
TOTAL INVESTMENTS - 98.6%
(Cost $276,842,328) 277,763,556
OTHER ASSETS & LIABILITIES, NET - 1.4% 3,884,933
NET ASSETS - 100.0% $ 281,648,489

PACIFIC SELECT FUND
PD 1-3 YEAR CORPORATE BOND PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Financial 47 .0%
Consumer, Non-Cyclical 13 .7%
Technology 7 .9%
Consumer, Cyclical 7 .4%
Utilities 6 .0%
Industrial 5 .8%
Communications 5 .3%
Energy 4 .3%
Others (each less than 3.0%) 1 .2%
98 .6%
Other Assets & Liabilities, Net 1 .4%
100 .0%
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 277,763,556 $ – $ 277,763,556 $ –

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a
Principal
Amount Value
CORPORATE BONDS & NOTES - 25.7%
Basic Materials - 0.6%
Air Products & Chemicals, Inc.
4.800% due 03/03/33  $ 100,000 $ 100,871
4.850% due 02/08/34  100,000 100,303
Albemarle Corp.
5.050% due 06/01/32  100,000 96,276
5.450% due 12/01/44  50,000 41,788
ArcelorMittal SA (Luxembourg)
6.550% due 11/29/27  200,000 208,554
BHP Billiton Finance USA Ltd. (Australia)
5.000% due 09/30/43  500,000 474,373
Dow Chemical Co.
3.600% due 11/15/50  250,000 169,359
4.250% due 10/01/34  141,000 129,833
4.800% due 05/15/49  65,000 53,512
DuPont de Nemours, Inc.
4.725% due 11/15/28  150,000 152,340
5.319% due 11/15/38  39,000 40,404
5.419% due 11/15/48  75,000 75,627
Eastman Chemical Co.
4.650% due 10/15/44  50,000 42,359
4.800% due 09/01/42  100,000 87,578
Ecolab, Inc.
1.650% due 02/01/27  100,000 96,299
2.125% due 02/01/32  100,000 86,349
2.700% due 12/15/51  100,000 61,428
Freeport-McMoRan, Inc.
4.625% due 08/01/30  100,000 99,043
5.450% due 03/15/43  100,000 94,564
Georgia-Pacific LLC
8.875% due 05/15/31  100,000 122,087
Huntsman International LLC
4.500% due 05/01/29  45,000 42,710
5.700% due 10/15/34  40,000 37,201
International Paper Co.
4.350% due 08/15/48  54,000 43,302
6.000% due 11/15/41  200,000 203,186
Kinross Gold Corp. (Canada)
6.250% due 07/15/33  100,000 107,583
Linde, Inc.
1.100% due 08/10/30  50,000 43,026
2.000% due 08/10/50  30,000 15,780
LYB International Finance III LLC
2.250% due 10/01/30  25,000 22,155
3.375% due 10/01/40  30,000 22,179
3.625% due 04/01/51  40,000 26,786
3.800% due 10/01/60  30,000 19,459
4.200% due 05/01/50  300,000 222,969
LyondellBasell Industries NV
4.625% due 02/26/55  75,000 58,873
Mosaic Co.
5.450% due 11/15/33  163,000 166,843
NewMarket Corp.
2.700% due 03/18/31  100,000 89,465
Newmont Corp.
2.250% due 10/01/30  65,000 58,558
2.600% due 07/15/32  100,000 88,448
5.875% due 04/01/35  100,000 106,955
Nucor Corp.
2.979% due 12/15/55  25,000 15,232
5.100% due 06/01/35  250,000 250,896
a
Principal
Amount Value
Nutrien Ltd. (Canada)
2.950% due 05/13/30  $ 50,000 $ 46,571
4.200% due 04/01/29  55,000 54,455
4.500% due 03/12/27  115,000 115,345
5.250% due 01/15/45  139,000 128,478
PPG Industries, Inc.
2.800% due 08/15/29  50,000 47,054
Rio Tinto Finance USA Ltd. (Australia)
2.750% due 11/02/51  50,000 30,409
7.125% due 07/15/28  50,000 54,210
Rio Tinto Finance USA PLC (Australia)
4.750% due 03/22/42  200,000 182,021
4.875% due 03/14/30  495,000 504,699
5.250% due 03/14/35  35,000 35,631
5.750% due 03/14/55  45,000 45,101
RPM International, Inc.
5.250% due 06/01/45  50,000 45,957
Sherwin-Williams Co.
3.450% due 06/01/27  60,000 59,214
4.000% due 12/15/42  50,000 40,185
4.500% due 06/01/47  29,000 24,290
4.550% due 03/01/28  100,000 100,898
Southern Copper Corp. (Mexico)
5.250% due 11/08/42  150,000 139,474
7.500% due 07/27/35  50,000 57,445
Steel Dynamics, Inc.
1.650% due 10/15/27  10,000 9,432
3.250% due 01/15/31  40,000 37,334
3.250% due 10/15/50  20,000 13,224
5.250% due 05/15/35  45,000 45,067
Suzano Austria GmbH (Brazil)
2.500% due 09/15/28  40,000 37,204
3.125% due 01/15/32  40,000 35,301
3.750% due 01/15/31  125,000 117,176
Suzano International Finance BV (Brazil)
5.500% due 01/17/27  50,000 50,590
Vale Overseas Ltd. (Brazil)
6.875% due 11/21/36  150,000 163,006
Westlake Corp.
4.375% due 11/15/47  100,000 78,237
6,272,561
Communications - 2.2%
Alibaba Group Holding Ltd. (China)
2.700% due 02/09/41  350,000 244,298
5.250% due 05/26/35 ~ 200,000 202,326
Alphabet, Inc.
0.800% due 08/15/27  150,000 140,878
1.900% due 08/15/40  150,000 100,808
2.250% due 08/15/60  150,000 79,273
4.500% due 05/15/35  200,000 197,452
Amazon.com, Inc.
1.500% due 06/03/30  85,000 75,219
1.650% due 05/12/28  100,000 93,934
2.100% due 05/12/31  100,000 88,817
2.500% due 06/03/50  40,000 24,063
2.700% due 06/03/60  500,000 287,464
2.875% due 05/12/41  100,000 74,678
3.100% due 05/12/51  100,000 67,474
3.250% due 05/12/61  100,000 65,132
3.300% due 04/13/27  150,000 148,406
3.600% due 04/13/32  200,000 191,509
3.875% due 08/22/37  195,000 176,470
3.950% due 04/13/52  150,000 118,469

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.050% due 08/22/47  $ 70,000 $ 57,798
4.100% due 04/13/62  100,000 78,483
4.250% due 08/22/57  100,000 81,936
4.550% due 12/01/27  100,000 101,362
4.700% due 12/01/32  100,000 101,943
America Movil SAB de CV (Mexico)
2.875% due 05/07/30  200,000 184,966
5.000% due 01/20/33  250,000 250,698
6.375% due 03/01/35  125,000 136,599
AT&T, Inc.
1.650% due 02/01/28  300,000 281,497
2.250% due 02/01/32  165,000 142,063
2.750% due 06/01/31  100,000 90,700
3.500% due 06/01/41  200,000 157,007
3.500% due 09/15/53  247,000 167,314
3.550% due 09/15/55  433,000 292,399
3.650% due 09/15/59  221,000 148,389
3.800% due 12/01/57  200,000 140,073
3.850% due 06/01/60  45,000 31,492
4.250% due 03/01/27  100,000 99,946
4.350% due 03/01/29  150,000 150,352
4.350% due 06/15/45  177,000 146,848
4.500% due 05/15/35  90,000 85,801
4.550% due 03/09/49  100,000 82,772
4.850% due 03/01/39  70,000 66,299
5.350% due 09/01/40  161,000 157,523
5.375% due 08/15/35  100,000 101,864
5.400% due 02/15/34  150,000 154,340
6.050% due 08/15/56  350,000 357,432
Baidu, Inc. (China)
1.625% due 02/23/27  200,000 191,732
Bell Telephone Co. of Canada or Bell Canada
(Canada)
2.150% due 02/15/32  40,000 33,880
4.464% due 04/01/48  65,000 52,296
5.200% due 02/15/34  100,000 100,175
Booking Holdings, Inc.
4.625% due 04/13/30  200,000 202,364
British Telecommunications PLC (United
Kingdom)
5.125% due 12/04/28  200,000 204,483
9.625% due 12/15/30  50,000 61,521
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.500% due 06/01/41  60,000 43,556
3.750% due 02/15/28  100,000 98,169
3.900% due 06/01/52  175,000 120,205
4.200% due 03/15/28  200,000 198,287
4.400% due 12/01/61  100,000 70,175
4.800% due 03/01/50  500,000 400,335
5.125% due 07/01/49  100,000 83,211
5.375% due 05/01/47  50,000 43,426
6.150% due 11/10/26  120,000 122,331
6.384% due 10/23/35  70,000 73,557
6.484% due 10/23/45  165,000 163,600
6.834% due 10/23/55  50,000 51,214
Cisco Systems, Inc.
4.800% due 02/26/27  125,000 126,565
4.850% due 02/26/29  100,000 102,506
5.050% due 02/26/34  200,000 204,797
5.300% due 02/26/54  750,000 727,948
Comcast Corp.
1.950% due 01/15/31  140,000 122,756
a
Principal
Amount Value
2.350% due 01/15/27  $ 40,000 $ 38,929
2.450% due 08/15/52  100,000 54,568
2.800% due 01/15/51  55,000 33,039
2.887% due 11/01/51  350,000 213,197
2.987% due 11/01/63  101,000 56,843
3.300% due 02/01/27  100,000 98,634
3.400% due 07/15/46  55,000 39,193
3.750% due 04/01/40  155,000 128,755
3.999% due 11/01/49  211,000 160,510
4.000% due 08/15/47  100,000 77,574
4.049% due 11/01/52  97,000 73,075
4.150% due 10/15/28  95,000 94,841
4.400% due 08/15/35  77,000 72,967
4.600% due 10/15/38  85,000 78,759
4.800% due 05/15/33  200,000 199,676
4.950% due 05/15/32  300,000 305,425
4.950% due 10/15/58  80,000 68,630
5.300% due 06/01/34  150,000 153,704
5.300% due 05/15/35  100,000 101,930
5.350% due 11/15/27  65,000 66,728
5.500% due 05/15/64  200,000 186,400
5.650% due 06/01/54  85,000 82,658
6.050% due 05/15/55  100,000 102,181
Corning, Inc.
4.375% due 11/15/57  100,000 80,524
4.700% due 03/15/37  50,000 48,342
5.350% due 11/15/48  100,000 94,442
Deutsche Telekom International Finance BV
(Germany)
8.750% due 06/15/30  185,000 218,484
Discovery Communications LLC
3.950% due 03/20/28  49,000 46,857
eBay, Inc.
2.700% due 03/11/30  100,000 92,758
3.600% due 06/05/27  50,000 49,507
Expedia Group, Inc.
3.800% due 02/15/28  250,000 246,369
Fox Corp.
5.576% due 01/25/49  200,000 187,790
Interpublic Group of Cos., Inc.
2.400% due 03/01/31  100,000 89,030
3.375% due 03/01/41  70,000 52,026
JD.com, Inc. (China)
4.125% due 01/14/50  200,000 157,493
Juniper Networks, Inc.
3.750% due 08/15/29  100,000 97,254
Meta Platforms, Inc.
3.500% due 08/15/27  200,000 198,127
4.600% due 05/15/28  200,000 203,702
4.750% due 08/15/34  135,000 135,680
4.950% due 05/15/33  100,000 102,571
5.400% due 08/15/54  85,000 82,955
5.550% due 08/15/64  250,000 244,520
5.750% due 05/15/63  100,000 101,171
Motorola Solutions, Inc.
2.750% due 05/24/31  100,000 89,689
4.600% due 02/23/28  100,000 100,760
5.200% due 08/15/32  45,000 45,772
Netflix, Inc.
4.900% due 08/15/34  40,000 40,790
5.875% due 11/15/28  250,000 263,598
Omnicom Group, Inc.
2.600% due 08/01/31  100,000 88,483

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.300% due 11/01/34  $ 100,000 $ 100,910
Orange SA (France)
5.375% due 01/13/42  150,000 146,306
9.000% due 03/01/31  50,000 60,771
Paramount Global
2.900% due 01/15/27  27,000 26,298
3.375% due 02/15/28  55,000 53,272
4.375% due 03/15/43  70,000 51,568
5.900% due 10/15/40  50,000 45,626
6.875% due 04/30/36  100,000 102,461
7.875% due 07/30/30  100,000 110,825
Rogers Communications, Inc. (Canada)
3.200% due 03/15/27  65,000 63,752
3.800% due 03/15/32  65,000 60,428
4.300% due 02/15/48  85,000 68,218
4.350% due 05/01/49  75,000 60,391
4.500% due 03/15/43  25,000 21,187
4.550% due 03/15/52  100,000 81,504
5.000% due 03/15/44  100,000 89,446
T-Mobile USA, Inc.
2.250% due 11/15/31  50,000 43,370
2.400% due 03/15/29  25,000 23,285
2.700% due 03/15/32  55,000 48,491
3.000% due 02/15/41  20,000 14,645
3.300% due 02/15/51  50,000 33,215
3.400% due 10/15/52  150,000 100,292
3.750% due 04/15/27  500,000 495,007
3.875% due 04/15/30  300,000 291,457
4.500% due 04/15/50  200,000 165,484
4.800% due 07/15/28  200,000 202,725
4.950% due 03/15/28  60,000 61,026
5.050% due 07/15/33  160,000 161,151
5.150% due 04/15/34  50,000 50,660
5.200% due 01/15/33  130,000 132,480
5.300% due 05/15/35  105,000 106,356
5.650% due 01/15/53  65,000 62,933
5.800% due 09/15/62  95,000 93,145
Telefonica Emisiones SA (Spain)
7.045% due 06/20/36  150,000 166,624
Telefonica Europe BV (Spain)
8.250% due 09/15/30  250,000 289,110
TELUS Corp. (Canada)
3.400% due 05/13/32  50,000 45,633
4.600% due 11/16/48  100,000 84,033
Time Warner Cable LLC
5.875% due 11/15/40  150,000 144,104
6.550% due 05/01/37  100,000 103,334
6.750% due 06/15/39  50,000 51,858
7.300% due 07/01/38  150,000 163,664
Uber Technologies, Inc.
4.800% due 09/15/34  300,000 294,866
VeriSign, Inc.
2.700% due 06/15/31  80,000 71,724
Verizon Communications, Inc.
1.500% due 09/18/30  90,000 77,761
1.750% due 01/20/31  100,000 86,194
2.100% due 03/22/28  60,000 56,862
2.355% due 03/15/32  500,000 431,178
2.550% due 03/21/31  140,000 125,608
2.650% due 11/20/40  450,000 317,671
2.850% due 09/03/41  45,000 31,897
2.875% due 11/20/50  100,000 62,346
2.987% due 10/30/56  383,000 230,725
a
Principal
Amount Value
3.000% due 11/20/60  $ 90,000 $ 53,099
3.400% due 03/22/41  280,000 216,097
3.550% due 03/22/51  55,000 39,356
3.700% due 03/22/61  45,000 31,085
4.000% due 03/22/50  250,000 190,531
4.016% due 12/03/29  500,000 493,474
4.272% due 01/15/36  57,000 52,718
5.250% due 04/02/35  120,000 121,045
5.500% due 02/23/54  90,000 87,045
Vodafone Group PLC (United Kingdom)
5.125% due 06/19/59  100,000 87,431
5.750% due 06/28/54  300,000 287,634
6.150% due 02/27/37  150,000 161,078
7.875% due 02/15/30  5,000 5,717
Walt Disney Co.
2.000% due 09/01/29  35,000 32,146
2.650% due 01/13/31  310,000 285,900
2.750% due 09/01/49  45,000 28,348
3.600% due 01/13/51  200,000 147,852
4.700% due 03/23/50  250,000 223,404
5.400% due 10/01/43  100,000 99,238
6.400% due 12/15/35  39,000 43,957
6.650% due 11/15/37  150,000 171,647
Weibo Corp. (China)
3.375% due 07/08/30  200,000 186,772
24,580,016
Consumer, Cyclical - 1.4%
American Airlines Pass-Through Trust Class AA
3.200% due 12/15/29  91,050 87,395
American Honda Finance Corp.
2.000% due 03/24/28  45,000 42,292
2.250% due 01/12/29  150,000 139,194
4.550% due 03/03/28  500,000 502,700
4.900% due 03/12/27  100,000 100,932
4.900% due 03/13/29  100,000 101,566
Aptiv Swiss Holdings Ltd.
3.100% due 12/01/51  200,000 120,320
4.400% due 10/01/46  100,000 76,080
AutoZone, Inc.
1.650% due 01/15/31  85,000 72,879
3.750% due 06/01/27  100,000 99,058
4.750% due 02/01/33  65,000 64,371
5.125% due 06/15/30  65,000 66,667
Best Buy Co., Inc.
4.450% due 10/01/28  50,000 50,204
BorgWarner, Inc.
2.650% due 07/01/27  25,000 24,195
Brunswick Corp.
5.850% due 03/18/29  70,000 72,143
Choice Hotels International, Inc.
3.700% due 12/01/29  25,000 23,633
5.850% due 08/01/34  65,000 65,548
Costco Wholesale Corp.
1.375% due 06/20/27  200,000 190,825
Cummins, Inc.
1.500% due 09/01/30  100,000 87,137
2.600% due 09/01/50  100,000 59,783
4.700% due 02/15/31  50,000 50,473
Darden Restaurants, Inc.
3.850% due 05/01/27  130,000 128,987
Delta Air Lines Pass-Through Trust Class AA
2.000% due 12/10/29  35,052 33,005

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Dollar General Corp.
3.875% due 04/15/27  $ 50,000 $ 49,575
5.200% due 07/05/28  140,000 142,820
Dollar Tree, Inc.
2.650% due 12/01/31  100,000 88,307
4.200% due 05/15/28  45,000 44,586
DR Horton, Inc.
1.300% due 10/15/26  85,000 81,749
Ford Motor Credit Co. LLC
5.303% due 09/06/29  200,000 196,470
5.800% due 03/05/27  200,000 201,652
5.800% due 03/08/29  250,000 250,611
6.050% due 03/05/31  200,000 199,666
6.054% due 11/05/31  275,000 273,701
6.500% due 02/07/35  200,000 199,835
6.532% due 03/19/32  200,000 203,181
6.798% due 11/07/28  200,000 207,273
General Motors Co.
4.200% due 10/01/27  50,000 49,491
5.400% due 04/01/48  50,000 43,474
5.625% due 04/15/30  200,000 204,488
6.250% due 10/02/43  100,000 98,172
6.750% due 04/01/46  25,000 25,551
General Motors Financial Co., Inc.
2.700% due 06/10/31  100,000 87,636
4.000% due 10/06/26  50,000 49,670
4.300% due 04/06/29  100,000 97,870
4.900% due 10/06/29  100,000 99,869
5.000% due 04/09/27  60,000 60,397
5.050% due 04/04/28  85,000 85,665
5.350% due 01/07/30  350,000 354,401
5.550% due 07/15/29  45,000 45,985
5.600% due 06/18/31  65,000 66,322
5.900% due 01/07/35  350,000 352,064
5.950% due 04/04/34  45,000 45,664
Hasbro, Inc.
3.500% due 09/15/27  30,000 29,333
3.900% due 11/19/29  100,000 96,459
Home Depot, Inc.
1.375% due 03/15/31  300,000 254,593
2.125% due 09/15/26  100,000 97,723
2.375% due 03/15/51  200,000 113,221
2.700% due 04/15/30  300,000 280,261
3.250% due 04/15/32  65,000 60,172
3.500% due 09/15/56  55,000 38,304
3.900% due 12/06/28  40,000 39,896
4.200% due 04/01/43  300,000 256,126
4.500% due 12/06/48  100,000 85,858
4.750% due 06/25/29  70,000 71,480
4.875% due 06/25/27  50,000 50,813
4.950% due 06/25/34  55,000 55,693
5.300% due 06/25/54  30,000 28,826
5.875% due 12/16/36  75,000 80,478
Hyatt Hotels Corp.
5.750% due 01/30/27  95,000 96,992
JetBlue Pass-Through Trust Class A
4.000% due 05/15/34  10,583 9,932
Las Vegas Sands Corp.
5.625% due 06/15/28  85,000 86,723
Lear Corp.
2.600% due 01/15/32  100,000 86,401
3.550% due 01/15/52  100,000 63,727
a
Principal
Amount Value
LKQ Corp.
5.750% due 06/15/28  $ 300,000 $ 309,185
Lowe's Cos., Inc.
1.300% due 04/15/28  20,000 18,509
1.700% due 09/15/28  25,000 23,131
1.700% due 10/15/30  20,000 17,416
2.625% due 04/01/31  100,000 90,239
2.800% due 09/15/41  50,000 34,958
3.000% due 10/15/50  15,000 9,381
3.500% due 04/01/51  50,000 34,284
3.650% due 04/05/29  35,000 34,197
3.750% due 04/01/32  200,000 188,708
4.250% due 04/01/52  50,000 39,174
4.450% due 04/01/62  250,000 194,205
4.500% due 04/15/30  250,000 252,005
Marriott International, Inc.
2.750% due 10/15/33  150,000 127,767
3.500% due 10/15/32  40,000 36,382
McDonald's Corp.
3.500% due 03/01/27  50,000 49,444
3.600% due 07/01/30  100,000 96,775
3.700% due 02/15/42  200,000 159,234
3.800% due 04/01/28  25,000 24,802
4.200% due 04/01/50  150,000 119,211
4.450% due 09/01/48  10,000 8,333
4.600% due 05/15/30  200,000 202,218
4.875% due 07/15/40  10,000 9,431
4.950% due 03/03/35  200,000 199,959
Mercedes-Benz Finance North America LLC
(Germany)
8.500% due 01/18/31  50,000 59,471
NIKE, Inc.
3.375% due 11/01/46  200,000 144,736
3.625% due 05/01/43  25,000 19,817
O'Reilly Automotive, Inc.
4.350% due 06/01/28  100,000 100,328
4.700% due 06/15/32  50,000 49,667
5.750% due 11/20/26  100,000 101,804
PACCAR Financial Corp.
2.000% due 02/04/27  70,000 67,899
4.000% due 09/26/29  100,000 99,518
Ross Stores, Inc.
1.875% due 04/15/31  100,000 85,707
Sands China Ltd. (Macau)
2.300% due 03/08/27  350,000 336,310
Southwest Airlines Co.
5.125% due 06/15/27  350,000 353,287
Starbucks Corp.
3.500% due 03/01/28  100,000 98,222
3.550% due 08/15/29  100,000 97,326
3.750% due 12/01/47  35,000 25,836
4.300% due 06/15/45  35,000 28,574
4.450% due 08/15/49  100,000 81,857
4.800% due 02/15/33  70,000 70,020
5.000% due 02/15/34  100,000 100,760
Tapestry, Inc.
4.125% due 07/15/27  23,000 22,845
Target Corp.
1.950% due 01/15/27  250,000 242,247
3.375% due 04/15/29  100,000 97,280
4.800% due 01/15/53  35,000 30,868
5.250% due 02/15/36  250,000 252,424

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Toyota Motor Corp. (Japan)
5.118% due 07/13/28  $ 250,000 $ 257,189
Toyota Motor Credit Corp.
1.150% due 08/13/27  120,000 112,859
1.900% due 04/06/28  100,000 94,374
2.150% due 02/13/30  100,000 90,959
3.050% due 03/22/27  200,000 196,362
3.200% due 01/11/27  100,000 98,611
4.550% due 08/09/29  45,000 45,375
4.700% due 01/12/33  300,000 302,016
United Airlines Pass-Through Trust Class A
5.875% due 04/15/29  35,775 36,536
United Airlines Pass-Through Trust Class AA
2.875% due 04/07/30  93,543 88,454
3.100% due 01/07/30  30,213 28,909
Walmart, Inc.
1.050% due 09/17/26  150,000 145,013
1.800% due 09/22/31  300,000 261,464
2.500% due 09/22/41  250,000 176,674
2.650% due 09/22/51  200,000 125,104
3.050% due 07/08/26  65,000 64,375
3.250% due 07/08/29  80,000 78,033
4.500% due 04/15/53  200,000 175,312
Warnermedia Holdings, Inc.
4.279% due 03/15/32  175,000 146,563
5.050% due 03/15/42  300,000 178,320
5.141% due 03/15/52  56,000 34,860
WW Grainger, Inc.
3.750% due 05/15/46  50,000 39,039
4.450% due 09/15/34  145,000 141,518
4.600% due 06/15/45  20,000 17,714
15,929,927
Consumer, Non-Cyclical - 4.2%
Abbott Laboratories
3.750% due 11/30/26  227,000 226,334
4.750% due 11/30/36  100,000 99,573
4.900% due 11/30/46  100,000 94,730
6.150% due 11/30/37  25,000 27,751
AbbVie, Inc.
3.200% due 11/21/29  175,000 167,441
4.050% due 11/21/39  70,000 61,388
4.250% due 11/21/49  1,300,000 1,071,706
4.300% due 05/14/36  50,000 47,177
4.400% due 11/06/42  125,000 109,971
4.500% due 05/14/35  160,000 154,656
4.625% due 10/01/42  100,000 89,501
4.700% due 05/14/45  50,000 44,855
4.800% due 03/15/27  95,000 95,956
4.950% due 03/15/31  40,000 41,078
5.050% due 03/15/34  100,000 101,854
5.350% due 03/15/44  15,000 14,714
5.400% due 03/15/54  65,000 63,249
5.500% due 03/15/64  35,000 33,969
Adventist Health System
3.630% due 03/01/49  15,000 10,031
Advocate Health & Hospitals Corp.
3.387% due 10/15/49  50,000 35,377
Agilent Technologies, Inc.
2.300% due 03/12/31  100,000 88,646
4.750% due 09/09/34  100,000 98,458
Altria Group, Inc.
3.400% due 05/06/30  50,000 47,504
3.400% due 02/04/41  100,000 74,234
a
Principal
Amount Value
4.450% due 05/06/50  $ 75,000 $ 58,741
4.500% due 05/02/43  100,000 83,431
4.800% due 02/14/29  300,000 303,408
5.800% due 02/14/39  65,000 65,900
5.950% due 02/14/49  75,000 74,648
Amgen, Inc.
2.200% due 02/21/27  35,000 33,871
2.300% due 02/25/31  200,000 177,927
2.450% due 02/21/30  50,000 45,804
2.770% due 09/01/53  311,000 184,588
3.200% due 11/02/27  50,000 48,849
3.350% due 02/22/32  145,000 134,322
3.375% due 02/21/50  250,000 176,007
4.200% due 03/01/33  200,000 192,055
4.400% due 05/01/45  100,000 85,138
5.150% due 11/15/41  174,000 164,127
5.250% due 03/02/30  100,000 103,067
5.600% due 03/02/43  45,000 44,668
5.650% due 03/02/53  230,000 224,726
Anheuser-Busch Cos. LLC/Anheuser-Busch
InBev Worldwide, Inc. (Belgium)
4.900% due 02/01/46  450,000 412,818
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
3.500% due 06/01/30  350,000 337,796
4.375% due 04/15/38  35,000 32,679
4.439% due 10/06/48  200,000 170,217
4.750% due 01/23/29  55,000 56,009
4.900% due 01/23/31  65,000 66,902
5.450% due 01/23/39  65,000 66,153
5.550% due 01/23/49  100,000 99,327
5.800% due 01/23/59  145,000 148,638
Archer-Daniels-Midland Co.
2.700% due 09/15/51  250,000 152,725
2.900% due 03/01/32  45,000 40,647
Ascension Health
3.945% due 11/15/46  70,000 55,748
Astrazeneca Finance LLC (United Kingdom)
2.250% due 05/28/31  20,000 17,909
4.875% due 03/03/28  150,000 153,205
AstraZeneca PLC (United Kingdom)
1.375% due 08/06/30  300,000 260,540
3.000% due 05/28/51  15,000 10,107
3.125% due 06/12/27  100,000 98,359
4.000% due 09/18/42  25,000 21,198
4.375% due 11/16/45  25,000 21,775
6.450% due 09/15/37  100,000 112,389
Automatic Data Processing, Inc.
1.250% due 09/01/30  40,000 34,659
1.700% due 05/15/28  40,000 37,626
4.750% due 05/08/32  90,000 91,334
Avery Dennison Corp.
2.650% due 04/30/30  30,000 27,570
5.750% due 03/15/33  100,000 104,618
Banner Health
1.897% due 01/01/31  40,000 35,123
2.913% due 01/01/51  50,000 31,825
BAT Capital Corp. (United Kingdom)
2.726% due 03/25/31  250,000 225,239
3.215% due 09/06/26  50,000 49,319
3.462% due 09/06/29  50,000 48,120
3.557% due 08/15/27  100,000 98,427
4.390% due 08/15/37  70,000 62,630
4.700% due 04/02/27  200,000 201,036

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.758% due 09/06/49  $ 50,000 $ 41,255
5.625% due 08/15/35  100,000 101,800
Baxalta, Inc.
5.250% due 06/23/45  9,000 8,434
Baxter International, Inc.
1.915% due 02/01/27  100,000 96,314
2.539% due 02/01/32  100,000 87,197
3.950% due 04/01/30  150,000 146,775
Baylor Scott & White Holdings
2.839% due 11/15/50  200,000 126,214
Becton Dickinson & Co.
2.823% due 05/20/30  70,000 64,826
3.794% due 05/20/50  350,000 260,983
4.669% due 06/06/47  50,000 42,914
Biogen, Inc.
2.250% due 05/01/30  55,000 49,572
3.150% due 05/01/50  190,000 119,844
Boston Scientific Corp.
4.550% due 03/01/39  50,000 47,332
4.700% due 03/01/49  70,000 63,014
Bristol-Myers Squibb Co.
1.125% due 11/13/27  50,000 46,880
2.350% due 11/13/40  20,000 13,736
2.550% due 11/13/50  30,000 17,523
2.950% due 03/15/32  50,000 45,349
3.250% due 08/01/42  100,000 74,888
3.400% due 07/26/29  118,000 114,359
3.700% due 03/15/52  70,000 51,038
3.900% due 02/20/28  100,000 99,557
3.900% due 03/15/62  250,000 179,144
4.125% due 06/15/39  35,000 31,166
4.250% due 10/26/49  165,000 133,880
4.350% due 11/15/47  50,000 41,658
4.900% due 02/22/27  85,000 86,120
4.900% due 02/22/29  115,000 117,776
5.200% due 02/22/34  95,000 97,333
5.500% due 02/22/44  20,000 19,843
5.550% due 02/22/54  70,000 68,339
5.650% due 02/22/64  105,000 102,036
Brown-Forman Corp.
4.500% due 07/15/45  40,000 34,655
Bunge Ltd. Finance Corp.
2.750% due 05/14/31  100,000 90,561
3.250% due 08/15/26  20,000 19,759
3.750% due 09/25/27  30,000 29,755
California Institute of Technology
3.650% due 09/01/19  20,000 12,653
Campbell's Co.
4.150% due 03/15/28  100,000 99,645
4.750% due 03/23/35  165,000 158,602
4.800% due 03/15/48  20,000 17,508
Cardinal Health, Inc.
3.410% due 06/15/27  100,000 98,602
4.368% due 06/15/47  50,000 40,914
4.900% due 09/15/45  50,000 44,426
5.350% due 11/15/34  150,000 153,044
Cencora, Inc.
3.450% due 12/15/27  50,000 49,097
5.125% due 02/15/34  145,000 146,230
Centene Corp.
2.500% due 03/01/31  100,000 86,165
3.000% due 10/15/30  200,000 178,833
4.625% due 12/15/29  200,000 194,660
a
Principal
Amount Value
Children's Hospital of Philadelphia
2.704% due 07/01/50  $ 250,000 $ 152,813
Church & Dwight Co., Inc.
2.300% due 12/15/31  40,000 34,920
5.000% due 06/15/52  100,000 90,346
Cigna Group
2.375% due 03/15/31  60,000 53,360
2.400% due 03/15/30  120,000 109,533
3.050% due 10/15/27  30,000 29,241
3.200% due 03/15/40  85,000 65,133
3.400% due 03/15/50  65,000 44,110
3.400% due 03/15/51  40,000 26,802
3.875% due 10/15/47  50,000 37,601
4.375% due 10/15/28  80,000 80,114
4.800% due 08/15/38  60,000 56,444
4.900% due 12/15/48  305,000 266,504
Cintas Corp. No. 2
3.700% due 04/01/27  50,000 49,665
Coca-Cola Co.
1.500% due 03/05/28  60,000 56,412
2.000% due 03/05/31  65,000 57,824
2.125% due 09/06/29  100,000 92,851
2.250% due 01/05/32  100,000 88,608
2.875% due 05/05/41  100,000 75,280
3.000% due 03/05/51  415,000 275,973
4.650% due 08/14/34  140,000 140,786
Coca-Cola Femsa SAB de CV (Mexico)
5.100% due 05/06/35  200,000 199,098
Colgate-Palmolive Co.
3.100% due 08/15/27  50,000 49,205
3.700% due 08/01/47  100,000 78,844
CommonSpirit Health
4.350% due 11/01/42  150,000 125,734
6.073% due 11/01/27  80,000 82,835
Conagra Brands, Inc.
4.850% due 11/01/28  45,000 45,448
5.300% due 10/01/26  120,000 121,256
5.300% due 11/01/38  50,000 47,893
5.400% due 11/01/48  40,000 36,084
Constellation Brands, Inc.
2.250% due 08/01/31  160,000 138,674
3.500% due 05/09/27  15,000 14,768
4.350% due 05/09/27  150,000 150,097
4.650% due 11/15/28  30,000 30,277
4.800% due 01/15/29  50,000 50,536
5.250% due 11/15/48  30,000 27,677
CVS Health Corp.
1.300% due 08/21/27  335,000 314,143
1.750% due 08/21/30  200,000 172,929
3.000% due 08/15/26  35,000 34,455
3.250% due 08/15/29  65,000 61,791
3.750% due 04/01/30  100,000 95,961
4.125% due 04/01/40  300,000 251,488
4.300% due 03/25/28  72,000 71,717
4.780% due 03/25/38  95,000 87,242
5.125% due 07/20/45  105,000 93,069
5.300% due 06/01/33  80,000 80,710
5.300% due 12/05/43  200,000 181,749
5.875% due 06/01/53  200,000 191,233
Danaher Corp.
2.600% due 10/01/50  125,000 75,186
2.800% due 12/10/51  100,000 62,324
4.375% due 09/15/45  30,000 26,013

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Diageo Capital PLC (United Kingdom)
2.000% due 04/29/30  $ 350,000 $ 314,962
3.875% due 04/29/43  100,000 80,502
Dignity Health
5.267% due 11/01/64  100,000 88,612
Elevance Health, Inc.
2.550% due 03/15/31  100,000 89,825
3.600% due 03/15/51  30,000 21,131
3.650% due 12/01/27  30,000 29,653
4.375% due 12/01/47  30,000 24,541
4.625% due 05/15/42  100,000 87,776
4.650% due 01/15/43  50,000 43,921
4.750% due 02/15/33  100,000 99,414
5.125% due 02/15/53  100,000 89,379
5.200% due 02/15/35  95,000 96,042
5.500% due 10/15/32  200,000 208,618
Eli Lilly & Co.
2.250% due 05/15/50  200,000 114,245
3.375% due 03/15/29  27,000 26,440
4.150% due 08/14/27  70,000 70,357
4.600% due 08/14/34  70,000 69,390
4.700% due 02/27/33  125,000 126,023
4.950% due 02/27/63  250,000 227,333
5.050% due 08/14/54  50,000 46,971
5.100% due 02/12/35  250,000 256,337
Equifax, Inc.
2.350% due 09/15/31  150,000 130,874
Estee Lauder Cos., Inc.
1.950% due 03/15/31  45,000 39,199
2.375% due 12/01/29  10,000 9,222
3.125% due 12/01/49  15,000 9,628
3.150% due 03/15/27  50,000 49,240
4.150% due 03/15/47  30,000 23,379
Flowers Foods, Inc.
2.400% due 03/15/31  45,000 39,333
GE HealthCare Technologies, Inc.
4.800% due 08/14/29  95,000 96,420
5.857% due 03/15/30  200,000 211,302
General Mills, Inc.
2.250% due 10/14/31  50,000 43,630
3.000% due 02/01/51  60,000 38,352
3.200% due 02/10/27  100,000 98,407
4.200% due 04/17/28  50,000 49,951
4.950% due 03/29/33  70,000 70,135
5.250% due 01/30/35  100,000 100,528
George Washington University
4.300% due 09/15/44  50,000 42,599
Georgetown University
2.943% due 04/01/50  25,000 16,134
Gilead Sciences, Inc.
1.200% due 10/01/27  45,000 42,260
1.650% due 10/01/30  40,000 34,979
2.600% due 10/01/40  200,000 143,581
2.800% due 10/01/50  100,000 62,919
2.950% due 03/01/27  100,000 98,217
4.150% due 03/01/47  75,000 61,307
4.600% due 09/01/35  45,000 43,731
4.750% due 03/01/46  50,000 44,799
5.100% due 06/15/35  50,000 50,661
5.250% due 10/15/33  155,000 160,406
GlaxoSmithKline Capital PLC (United Kingdom)
3.375% due 06/01/29  250,000 242,830
a
Principal
Amount Value
GlaxoSmithKline Capital, Inc. (United Kingdom)
6.375% due 05/15/38  $ 100,000 $ 111,120
Global Payments, Inc.
2.900% due 05/15/30  300,000 275,923
Hackensack Meridian Health, Inc.
4.500% due 07/01/57  100,000 81,298
Haleon U.S. Capital LLC
3.625% due 03/24/32  250,000 233,995
HCA, Inc.
3.125% due 03/15/27  45,000 44,080
3.625% due 03/15/32  750,000 692,090
4.125% due 06/15/29  35,000 34,397
4.500% due 02/15/27  60,000 60,025
4.625% due 03/15/52  25,000 20,107
5.125% due 06/15/39  50,000 47,057
5.200% due 06/01/28  165,000 168,611
5.250% due 06/15/49  100,000 88,912
5.500% due 06/15/47  75,000 69,749
5.900% due 06/01/53  200,000 193,255
6.000% due 04/01/54  100,000 97,905
Hershey Co.
2.300% due 08/15/26  50,000 49,062
4.250% due 05/04/28  140,000 141,274
Hormel Foods Corp.
1.700% due 06/03/28  35,000 32,728
3.050% due 06/03/51  25,000 16,484
Humana, Inc.
3.700% due 03/23/29  85,000 82,425
4.625% due 12/01/42  100,000 83,040
5.375% due 04/15/31  110,000 112,558
5.750% due 12/01/28  200,000 208,215
Illumina, Inc.
4.650% due 09/09/26  55,000 55,080
Ingredion, Inc.
3.200% due 10/01/26  100,000 98,428
J.M. Smucker Co.
2.375% due 03/15/30  65,000 59,201
6.200% due 11/15/33  100,000 107,382
JBS USA Holding Lux SARL/JBS USA Food Co./
JBS Lux Co. SARL
5.750% due 04/01/33  364,000 374,390
JBS USA Holding Lux SARL/JBS USA Foods
Group Holdings, Inc./JBS USA Food Co.
due 03/01/56 # ~ 200,000 200,914
JBS USA LUX SARL/JBS USA Food Co./JBS
USA Foods Group
5.950% due 04/20/35 ~ 100,000 103,698
Johns Hopkins Health System Corp.
3.837% due 05/15/46  50,000 39,173
Johns Hopkins University
4.705% due 07/01/32  30,000 30,176
Johnson & Johnson
1.300% due 09/01/30  70,000 60,923
2.100% due 09/01/40  65,000 44,685
2.250% due 09/01/50  100,000 58,598
3.400% due 01/15/38  50,000 43,170
3.500% due 01/15/48  65,000 49,685
3.550% due 03/01/36  25,000 22,556
3.625% due 03/03/37  132,000 118,185
3.700% due 03/01/46  25,000 20,075
3.750% due 03/03/47  50,000 40,190
4.700% due 03/01/30  650,000 665,467
4.850% due 05/15/41  50,000 48,918

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.950% due 06/01/34  $ 105,000 $ 109,248
5.950% due 08/15/37  100,000 110,617
Kaiser Foundation Hospitals
2.810% due 06/01/41  65,000 46,436
3.002% due 06/01/51  70,000 45,400
3.150% due 05/01/27  225,000 220,903
4.150% due 05/01/47  20,000 16,325
Kellanova
3.400% due 11/15/27  100,000 98,533
4.300% due 05/15/28  100,000 100,568
Kenvue, Inc.
5.050% due 03/22/28  200,000 204,861
5.050% due 03/22/53  200,000 186,196
Keurig Dr. Pepper, Inc.
2.550% due 09/15/26  50,000 49,022
3.430% due 06/15/27  35,000 34,445
4.420% due 12/15/46  250,000 206,712
5.150% due 05/15/35  100,000 99,830
5.300% due 03/15/34  100,000 102,422
Kimberly-Clark Corp.
1.050% due 09/15/27  25,000 23,501
2.000% due 11/02/31  100,000 88,238
3.950% due 11/01/28  10,000 9,978
6.625% due 08/01/37  100,000 115,478
Kraft Heinz Foods Co.
3.875% due 05/15/27  250,000 248,148
5.200% due 03/15/32  125,000 127,346
5.400% due 03/15/35  200,000 202,778
Kroger Co.
3.950% due 01/15/50  100,000 75,366
4.650% due 01/15/48  100,000 84,598
5.000% due 09/15/34  45,000 44,706
5.150% due 08/01/43  25,000 23,240
5.500% due 09/15/54  35,000 33,247
5.650% due 09/15/64  35,000 33,163
Laboratory Corp. of America Holdings
2.700% due 06/01/31  100,000 90,163
3.600% due 09/01/27  100,000 98,914
4.700% due 02/01/45  50,000 43,870
Leland Stanford Junior University
3.647% due 05/01/48  125,000 95,734
Mass General Brigham, Inc.
3.342% due 07/01/60  30,000 19,681
Massachusetts Institute of Technology
3.067% due 04/01/52  100,000 66,541
5.600% due 07/01/11  100,000 99,920
Mayo Clinic
3.196% due 11/15/61  100,000 62,181
McCormick & Co., Inc.
3.400% due 08/15/27  50,000 49,160
4.700% due 10/15/34  65,000 63,076
McKesson Corp.
1.300% due 08/15/26  165,000 159,838
Mead Johnson Nutrition Co. (United Kingdom)
4.600% due 06/01/44  200,000 173,139
Medtronic Global Holdings SCA
4.500% due 03/30/33  200,000 198,033
Medtronic, Inc.
4.625% due 03/15/45  65,000 58,516
Memorial Sloan-Kettering Cancer Center
2.955% due 01/01/50  55,000 35,671
Merck & Co., Inc.
1.700% due 06/10/27  50,000 47,941
a
Principal
Amount Value
2.150% due 12/10/31  $ 50,000 $ 43,657
3.600% due 09/15/42  300,000 238,328
4.050% due 05/17/28  250,000 251,213
4.150% due 05/18/43  100,000 85,449
4.500% due 05/17/33  120,000 119,769
5.000% due 05/17/53  100,000 92,009
Molson Coors Beverage Co.
4.200% due 07/15/46  40,000 31,940
5.000% due 05/01/42  100,000 91,288
Mondelez International, Inc.
1.500% due 02/04/31  40,000 34,157
2.625% due 09/04/50  25,000 14,779
4.500% due 05/06/30  150,000 149,914
Moody's Corp.
2.000% due 08/19/31  100,000 86,830
2.750% due 08/19/41  100,000 70,813
4.875% due 12/17/48  50,000 44,640
Mount Sinai Hospital
3.981% due 07/01/48  50,000 35,832
New York & Presbyterian Hospital
3.954% due 08/01/19  35,000 23,961
Northwell Healthcare, Inc.
3.809% due 11/01/49  100,000 72,062
Northwestern University
3.662% due 12/01/57  25,000 17,833
4.940% due 12/01/35  20,000 20,149
Novartis Capital Corp.
3.100% due 05/17/27  30,000 29,573
4.000% due 11/20/45  100,000 83,522
4.200% due 09/18/34  125,000 120,520
4.700% due 09/18/54  95,000 85,149
NYU Langone Hospitals
4.368% due 07/01/47  25,000 21,486
OhioHealth Corp.
2.297% due 11/15/31  100,000 87,647
PayPal Holdings, Inc.
2.300% due 06/01/30  55,000 50,054
3.250% due 06/01/50  65,000 44,276
4.400% due 06/01/32  100,000 98,864
5.050% due 06/01/52  100,000 92,349
PepsiCo, Inc.
1.625% due 05/01/30  60,000 53,288
1.950% due 10/21/31  75,000 65,215
2.375% due 10/06/26  55,000 53,923
2.750% due 03/19/30  500,000 469,054
3.450% due 10/06/46  60,000 44,689
4.200% due 07/18/52  55,000 45,107
4.450% due 02/07/28  300,000 303,813
5.000% due 02/07/35  100,000 101,565
Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/28  250,000 252,052
4.750% due 05/19/33  265,000 264,311
5.110% due 05/19/43  300,000 286,264
5.300% due 05/19/53  180,000 170,056
5.340% due 05/19/63  200,000 185,639
Pfizer, Inc.
1.750% due 08/18/31  100,000 86,614
2.550% due 05/28/40  25,000 17,953
2.700% due 05/28/50  25,000 15,535
3.000% due 12/15/26  100,000 98,638
3.600% due 09/15/28  100,000 99,028
3.900% due 03/15/39  25,000 21,865
4.100% due 09/15/38  50,000 44,859

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.200% due 09/15/48  $ 35,000 $ 28,827
Philip Morris International, Inc.
1.750% due 11/01/30  100,000 87,207
4.250% due 11/10/44  30,000 25,495
4.375% due 04/30/30  250,000 249,466
4.500% due 03/20/42  200,000 176,340
4.875% due 02/15/28  100,000 101,720
4.900% due 11/01/34  100,000 99,594
5.125% due 02/15/30  100,000 102,923
5.375% due 02/15/33  100,000 103,312
6.375% due 05/16/38  100,000 111,076
Pilgrim's Pride Corp.
6.250% due 07/01/33  200,000 211,706
President & Fellows of Harvard College
4.875% due 10/15/40  100,000 96,751
Procter & Gamble Co.
1.200% due 10/29/30  50,000 43,173
3.950% due 01/26/28  100,000 100,602
4.050% due 05/01/30  200,000 200,162
4.600% due 05/01/35  200,000 200,192
Providence St. Joseph Health Obligated Group
2.700% due 10/01/51  75,000 41,900
3.930% due 10/01/48  35,000 26,266
5.369% due 10/01/32  90,000 91,592
Quanta Services, Inc.
2.350% due 01/15/32  25,000 21,539
3.050% due 10/01/41  30,000 21,324
Quest Diagnostics, Inc.
2.800% due 06/30/31  70,000 63,524
2.950% due 06/30/30  55,000 51,199
RELX Capital, Inc. (United Kingdom)
4.000% due 03/18/29  100,000 99,283
Revvity, Inc.
2.550% due 03/15/31  85,000 74,709
3.300% due 09/15/29  30,000 28,424
Reynolds American, Inc. (United Kingdom)
6.150% due 09/15/43  300,000 303,763
Royalty Pharma PLC
2.150% due 09/02/31  55,000 47,277
3.350% due 09/02/51  60,000 38,918
5.400% due 09/02/34  150,000 152,055
S&P Global, Inc.
2.450% due 03/01/27  250,000 243,381
2.700% due 03/01/29  200,000 189,616
Smith & Nephew PLC (United Kingdom)
2.032% due 10/14/30  250,000 219,031
Solventum Corp.
5.450% due 02/25/27  250,000 254,182
Stanford Health Care
3.027% due 08/15/51  30,000 19,396
Stryker Corp.
4.100% due 04/01/43  100,000 83,194
4.250% due 09/11/29  250,000 249,668
5.200% due 02/10/35  45,000 45,885
Sutter Health
2.294% due 08/15/30  55,000 49,709
3.361% due 08/15/50  55,000 38,053
5.547% due 08/15/53  100,000 98,949
Sysco Corp.
2.450% due 12/14/31  105,000 92,233
3.150% due 12/14/51  125,000 79,918
3.250% due 07/15/27  50,000 49,060
4.450% due 03/15/48  50,000 41,729
a
Principal
Amount Value
4.500% due 04/01/46  $ 25,000 $ 20,946
4.850% due 10/01/45  15,000 13,326
5.400% due 03/23/35  145,000 147,577
Takeda Pharmaceutical Co. Ltd. (Japan)
3.175% due 07/09/50  250,000 163,868
5.000% due 11/26/28  100,000 101,910
5.300% due 07/05/34  200,000 203,185
Takeda U.S. Financing, Inc.
due 07/07/35 # 100,000 100,051
Thermo Fisher Scientific, Inc.
1.750% due 10/15/28  20,000 18,529
2.000% due 10/15/31  35,000 30,533
2.800% due 10/15/41  320,000 229,793
5.200% due 01/31/34  75,000 77,116
5.300% due 02/01/44  100,000 97,621
Toledo Hospital
5.750% due 11/15/38  50,000 50,035
TR Finance LLC (Canada)
5.650% due 11/23/43  150,000 146,270
5.850% due 04/15/40  25,000 25,694
Trustees of Princeton University
5.700% due 03/01/39  50,000 53,701
Tyson Foods, Inc.
3.550% due 06/02/27  150,000 148,013
4.350% due 03/01/29  20,000 19,884
5.100% due 09/28/48  10,000 8,965
Unilever Capital Corp. (United Kingdom)
1.750% due 08/12/31  140,000 121,050
4.875% due 09/08/28  200,000 204,942
5.900% due 11/15/32  50,000 54,576
UnitedHealth Group, Inc.
2.300% due 05/15/31  50,000 44,104
2.875% due 08/15/29  75,000 70,809
2.900% due 05/15/50  300,000 186,864
3.050% due 05/15/41  50,000 36,771
3.250% due 05/15/51  50,000 33,194
3.500% due 08/15/39  60,000 48,450
3.700% due 08/15/49  65,000 47,364
3.850% due 06/15/28  100,000 99,171
3.875% due 12/15/28  25,000 24,683
3.875% due 08/15/59  100,000 70,529
4.200% due 05/15/32  65,000 62,943
4.250% due 06/15/48  50,000 40,207
4.450% due 12/15/48  25,000 20,714
4.500% due 04/15/33  150,000 146,241
4.750% due 07/15/45  50,000 44,278
4.800% due 01/15/30  150,000 152,353
5.050% due 04/15/53  150,000 133,998
5.150% due 07/15/34  90,000 90,952
5.250% due 02/15/28  70,000 71,870
5.300% due 06/15/35  105,000 107,059
5.350% due 02/15/33  100,000 103,066
5.375% due 04/15/54  145,000 135,647
5.625% due 07/15/54  90,000 87,365
5.875% due 02/15/53  280,000 280,727
6.875% due 02/15/38  250,000 284,357
Universal Health Services, Inc.
4.625% due 10/15/29  105,000 103,850
University of Chicago
2.761% due 04/01/45  10,000 7,734
University of Notre Dame du Lac
3.394% due 02/15/48  50,000 36,958

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
University of Southern California
2.805% due 10/01/50  $ 50,000 $ 31,642
3.028% due 10/01/39  50,000 40,199
Verisk Analytics, Inc.
5.750% due 04/01/33  115,000 120,999
Viatris, Inc.
3.850% due 06/22/40  400,000 295,611
Wyeth LLC
5.950% due 04/01/37  50,000 53,358
6.500% due 02/01/34  100,000 111,544
Yale University
2.402% due 04/15/50  150,000 88,860
Zimmer Biomet Holdings, Inc.
2.600% due 11/24/31  100,000 88,424
5.050% due 02/19/30  85,000 87,143
Zoetis, Inc.
5.600% due 11/16/32  135,000 142,623
46,315,543
Energy - 1.7%
Baker Hughes Holdings LLC
5.125% due 09/15/40  50,000 48,137
Baker Hughes Holdings LLC/Baker Hughes Co-
Obligor, Inc.
3.337% due 12/15/27  400,000 392,056
4.080% due 12/15/47  50,000 39,072
Boardwalk Pipelines LP
5.625% due 08/01/34  150,000 152,238
BP Capital Markets America, Inc.
1.749% due 08/10/30  130,000 114,276
2.772% due 11/10/50  130,000 79,436
3.000% due 02/24/50  150,000 96,441
3.001% due 03/17/52  50,000 31,559
3.588% due 04/14/27  100,000 99,063
4.234% due 11/06/28  400,000 400,251
4.970% due 10/17/29  150,000 154,045
5.227% due 11/17/34  100,000 101,797
Canadian Natural Resources Ltd. (Canada)
3.850% due 06/01/27  50,000 49,529
4.950% due 06/01/47  25,000 21,394
6.750% due 02/01/39  90,000 96,569
Cenovus Energy, Inc. (Canada)
2.650% due 01/15/32  65,000 56,198
3.750% due 02/15/52  225,000 152,981
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/29  60,000 57,899
Cheniere Energy Partners LP
due 10/30/35 # ~ 85,000 85,700
5.950% due 06/30/33  125,000 130,536
Chevron Corp.
2.236% due 05/11/30  25,000 22,837
Chevron USA, Inc.
3.850% due 01/15/28  50,000 49,932
4.980% due 04/15/35 † 300,000 303,602
ConocoPhillips Co.
4.025% due 03/15/62  200,000 144,183
5.050% due 09/15/33  145,000 147,645
5.650% due 01/15/65  115,000 109,553
6.950% due 04/15/29  100,000 109,658
Coterra Energy, Inc.
5.600% due 03/15/34  100,000 100,902
Devon Energy Corp.
5.000% due 06/15/45  105,000 87,452
5.200% due 09/15/34  200,000 194,346
a
Principal
Amount Value
Diamondback Energy, Inc.
3.500% due 12/01/29  $ 100,000 $ 95,688
4.250% due 03/15/52  60,000 45,201
6.250% due 03/15/33  300,000 319,646
Eastern Energy Gas Holdings LLC
5.650% due 10/15/54  65,000 62,209
Enbridge Energy Partners LP
7.500% due 04/15/38  50,000 57,459
Enbridge, Inc. (Canada)
1.600% due 10/04/26  55,000 53,159
2.500% due 08/01/33  400,000 332,558
3.400% due 08/01/51  70,000 46,314
3.700% due 07/15/27  100,000 98,787
4.500% due 06/10/44  150,000 123,078
6.000% due 11/15/28  100,000 105,023
Energy Transfer LP
3.900% due 07/15/26  100,000 99,370
4.200% due 04/15/27  100,000 99,638
4.400% due 03/15/27  200,000 200,071
5.250% due 04/15/29  25,000 25,611
5.300% due 04/15/47  100,000 88,290
5.600% due 09/01/34  250,000 254,029
5.750% due 02/15/33  350,000 363,463
5.950% due 10/01/43  100,000 95,104
6.125% due 12/15/45  200,000 196,634
6.500% due 02/01/42  100,000 103,733
Enterprise Products Operating LLC
3.125% due 07/31/29  100,000 95,628
4.150% due 10/16/28  50,000 49,980
4.200% due 01/31/50  450,000 356,999
4.250% due 02/15/48  25,000 20,278
4.800% due 02/01/49  50,000 43,678
4.950% due 02/15/35  55,000 54,835
5.350% due 01/31/33  100,000 103,681
6.125% due 10/15/39  115,000 122,561
6.875% due 03/01/33  150,000 169,002
EOG Resources, Inc.
due 01/15/36 # 145,000 147,109
5.650% due 12/01/54  210,000 205,220
EQT Corp.
5.750% due 02/01/34  250,000 258,616
Equinor ASA (Norway)
2.375% due 05/22/30  125,000 114,809
3.950% due 05/15/43  300,000 251,543
Expand Energy Corp.
5.700% due 01/15/35  105,000 106,589
Exxon Mobil Corp.
2.440% due 08/16/29  50,000 47,122
2.610% due 10/15/30  250,000 231,451
2.995% due 08/16/39  50,000 38,973
3.452% due 04/15/51  200,000 141,928
4.114% due 03/01/46  65,000 53,413
4.327% due 03/19/50  300,000 248,871
Halliburton Co.
4.850% due 11/15/35  50,000 48,157
7.450% due 09/15/39  25,000 29,291
Hess Corp.
4.300% due 04/01/27  50,000 49,905
5.600% due 02/15/41  50,000 49,696
5.800% due 04/01/47  50,000 49,795
7.125% due 03/15/33  50,000 56,715
HF Sinclair Corp.
6.250% due 01/15/35  200,000 203,144

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Kinder Morgan, Inc.
2.000% due 02/15/31  $ 210,000 $ 183,369
3.250% due 08/01/50  220,000 142,442
4.800% due 02/01/33  100,000 98,441
5.100% due 08/01/29  45,000 45,938
5.300% due 12/01/34  70,000 69,935
5.550% due 06/01/45  350,000 330,506
5.850% due 06/01/35  300,000 311,090
Marathon Petroleum Corp.
3.800% due 04/01/28  30,000 29,588
4.500% due 04/01/48  25,000 19,419
5.125% due 12/15/26  50,000 50,453
6.500% due 03/01/41  100,000 104,479
MPLX LP
2.650% due 08/15/30  45,000 40,744
4.250% due 12/01/27  250,000 249,092
4.500% due 04/15/38  30,000 26,556
4.700% due 04/15/48  45,000 36,548
4.900% due 04/15/58  15,000 12,044
4.950% due 03/14/52  200,000 165,762
5.650% due 03/01/53  75,000 68,939
NOV, Inc.
3.950% due 12/01/42  100,000 74,505
Occidental Petroleum Corp.
5.550% due 10/01/34  115,000 112,919
6.600% due 03/15/46  300,000 295,945
6.625% due 09/01/30  300,000 317,415
ONEOK, Inc.
3.100% due 03/15/30  25,000 23,367
4.000% due 07/13/27  130,000 129,205
4.200% due 10/03/47  50,000 37,476
4.250% due 09/24/27  75,000 74,911
4.250% due 09/15/46  70,000 53,381
4.350% due 03/15/29  100,000 99,274
4.500% due 03/15/50  25,000 19,358
4.550% due 07/15/28  50,000 50,123
4.950% due 07/13/47  50,000 42,024
5.050% due 11/01/34  100,000 97,365
5.200% due 07/15/48  225,000 195,027
5.700% due 11/01/54  100,000 92,388
5.850% due 11/01/64  100,000 92,804
Ovintiv, Inc.
6.250% due 07/15/33  115,000 118,796
Phillips 66
3.300% due 03/15/52  100,000 64,200
Phillips 66 Co.
3.550% due 10/01/26  50,000 49,494
4.900% due 10/01/46  25,000 21,074
4.950% due 12/01/27  250,000 253,987
Plains All American Pipeline LP/PAA Finance
Corp.
4.500% due 12/15/26  150,000 150,268
4.700% due 06/15/44  50,000 41,507
Sabine Pass Liquefaction LLC
4.500% due 05/15/30  205,000 204,733
Shell Finance U.S., Inc.
2.750% due 04/06/30  85,000 79,735
3.250% due 04/06/50  100,000 68,462
3.750% due 09/12/46  50,000 38,578
4.000% due 05/10/46  100,000 79,579
4.125% due 05/11/35  263,000 248,643
Shell International Finance BV
2.500% due 09/12/26  50,000 49,150
a
Principal
Amount Value
2.875% due 11/26/41  $ 200,000 $ 144,667
3.625% due 08/21/42  100,000 78,451
South Bow USA Infrastructure Holdings LLC
(Canada)
5.584% due 10/01/34 ~ 400,000 395,990
Spectra Energy Partners LP
3.375% due 10/15/26  20,000 19,726
Suncor Energy, Inc. (Canada)
4.000% due 11/15/47  70,000 51,811
6.800% due 05/15/38  109,000 117,937
Targa Resources Corp.
5.200% due 07/01/27  85,000 86,178
6.125% due 03/15/33  70,000 73,805
6.150% due 03/01/29  200,000 210,392
6.250% due 07/01/52  200,000 198,276
TC PipeLines LP
3.900% due 05/25/27  20,000 19,778
TotalEnergies Capital International SA (France)
2.829% due 01/10/30  50,000 47,378
3.127% due 05/29/50  450,000 297,183
3.461% due 07/12/49  50,000 35,471
TotalEnergies Capital SA (France)
3.883% due 10/11/28  25,000 24,891
TransCanada PipeLines Ltd. (Canada)
4.100% due 04/15/30  200,000 195,947
4.250% due 05/15/28  50,000 49,859
7.625% due 01/15/39  50,000 58,435
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/30  25,000 23,591
4.000% due 03/15/28  50,000 49,552
4.450% due 08/01/42  150,000 127,177
Valero Energy Corp.
2.800% due 12/01/31  100,000 89,081
6.625% due 06/15/37  150,000 161,563
Western Midstream Operating LP
4.050% due 02/01/30  200,000 192,421
6.150% due 04/01/33  40,000 41,651
Williams Cos., Inc.
2.600% due 03/15/31  350,000 313,724
3.750% due 06/15/27  50,000 49,448
5.100% due 09/15/45  100,000 90,695
5.300% due 08/15/52  250,000 228,385
5.750% due 06/24/44  35,000 34,337
6.300% due 04/15/40  20,000 21,250
Woodside Finance Ltd. (Australia)
5.400% due 05/19/30  500,000 507,315
19,140,744
Financial - 9.6%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust (Ireland)
2.450% due 10/29/26  150,000 146,186
3.300% due 01/30/32  150,000 135,983
3.875% due 01/23/28  150,000 147,493
5.100% due 01/19/29  150,000 152,736
5.750% due 06/06/28  150,000 155,229
6.450% due 04/15/27  350,000 361,530
African Development Bank (Multi-National)
0.875% due 07/22/26  116,000 112,292
3.500% due 09/18/29  200,000 197,592
3.875% due 06/12/28  175,000 175,669
4.500% due 06/12/35  95,000 96,630
Agree LP
5.600% due 06/15/35  20,000 20,366

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.625% due 06/15/34  $ 60,000 $ 61,538
Air Lease Corp.
2.100% due 09/01/28  300,000 280,194
3.000% due 02/01/30  100,000 93,646
Alexandria Real Estate Equities, Inc.
2.750% due 12/15/29  50,000 46,195
2.950% due 03/15/34  40,000 33,736
3.375% due 08/15/31  60,000 55,510
3.550% due 03/15/52  70,000 47,129
3.950% due 01/15/27  25,000 24,804
4.000% due 02/01/50  100,000 73,684
4.500% due 07/30/29  20,000 19,969
4.750% due 04/15/35  20,000 19,145
5.150% due 04/15/53  150,000 131,471
Allstate Corp.
3.280% due 12/15/26  350,000 345,323
Ally Financial, Inc.
5.737% due 05/15/29  55,000 55,991
6.184% due 07/26/35  250,000 255,139
6.992% due 06/13/29  125,000 131,623
American Express Co.
3.300% due 05/03/27  415,000 408,896
4.050% due 12/03/42  125,000 105,880
5.043% due 07/26/28  75,000 76,040
5.282% due 07/27/29  250,000 257,102
5.442% due 01/30/36  50,000 51,059
5.850% due 11/05/27  60,000 62,204
6.489% due 10/30/31  65,000 70,843
American Financial Group, Inc.
4.500% due 06/15/47  50,000 40,432
American Homes 4 Rent LP
3.625% due 04/15/32  70,000 64,634
5.250% due 03/15/35  60,000 59,590
American International Group, Inc.
4.375% due 06/30/50  100,000 83,804
5.125% due 03/27/33  165,000 167,851
American Tower Corp.
2.300% due 09/15/31  350,000 303,847
2.900% due 01/15/30  50,000 46,613
3.100% due 06/15/50  50,000 32,827
3.375% due 10/15/26  100,000 98,758
3.600% due 01/15/28  100,000 98,218
5.250% due 07/15/28  150,000 153,831
5.900% due 11/15/33  65,000 68,631
Ameriprise Financial, Inc.
5.150% due 05/15/33  60,000 61,634
5.200% due 04/15/35  150,000 151,162
Aon Corp./Aon Global Holdings PLC
2.050% due 08/23/31  100,000 86,452
2.900% due 08/23/51  100,000 62,241
Aon North America, Inc.
5.150% due 03/01/29  200,000 204,888
5.450% due 03/01/34  150,000 154,159
5.750% due 03/01/54  150,000 147,993
Apollo Debt Solutions BDC
6.550% due 03/15/32 ~ 100,000 102,199
6.900% due 04/13/29  65,000 67,880
Arch Capital Group U.S., Inc.
5.144% due 11/01/43  200,000 186,173
ARES Capital Corp.
2.150% due 07/15/26  350,000 341,141
ARES Strategic Income Fund
5.450% due 09/09/28 ~ 60,000 60,043
a
Principal
Amount Value
5.700% due 03/15/28  $ 100,000 $ 100,841
Arthur J Gallagher & Co.
5.150% due 02/15/35  140,000 140,147
5.500% due 03/02/33  265,000 274,163
Asian Development Bank (Multi-National)
1.250% due 06/09/28  50,000 46,570
1.750% due 08/14/26  250,000 244,103
2.625% due 01/12/27  200,000 196,407
2.750% due 01/19/28  100,000 97,646
3.125% due 09/26/28  200,000 196,284
3.750% due 04/25/28  345,000 345,167
3.875% due 09/28/32  120,000 118,617
4.000% due 01/12/33  85,000 84,593
4.125% due 01/12/27  180,000 180,721
4.125% due 05/30/30  150,000 151,960
4.375% due 01/14/28  170,000 172,591
4.375% due 03/06/29  180,000 183,698
4.375% due 03/22/35  195,000 196,874
Asian Infrastructure Investment Bank
(Multi-National)
4.000% due 01/18/28  100,000 100,664
4.125% due 01/18/29  205,000 207,261
4.500% due 01/16/30  145,000 149,026
Assurant, Inc.
4.900% due 03/27/28  100,000 100,830
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/31  70,000 64,740
Athene Holding Ltd.
3.450% due 05/15/52  100,000 63,608
3.500% due 01/15/31  20,000 18,861
6.650% due 02/01/33  100,000 108,185
Australia & New Zealand Banking Group Ltd.
(Australia)
4.750% due 01/18/27  250,000 252,644
AvalonBay Communities, Inc.
2.050% due 01/15/32  200,000 172,731
2.450% due 01/15/31  105,000 94,359
3.350% due 05/15/27  25,000 24,658
4.150% due 07/01/47  50,000 40,473
AXA SA (France)
8.600% due 12/15/30  75,000 88,929
Bain Capital Specialty Finance, Inc.
5.950% due 03/15/30  100,000 98,905
Banco Bilbao Vizcaya Argentaria SA (Spain)
6.138% due 09/14/28  200,000 206,975
Banco Santander SA (Spain)
1.722% due 09/14/27  200,000 193,241
2.749% due 12/03/30  200,000 178,203
5.294% due 08/18/27  200,000 203,412
6.033% due 01/17/35  200,000 210,802
6.607% due 11/07/28  200,000 213,391
Bank of America Corp.
1.922% due 10/24/31  100,000 87,233
2.299% due 07/21/32  100,000 87,169
2.482% due 09/21/36  200,000 169,526
2.496% due 02/13/31  100,000 91,359
2.572% due 10/20/32  100,000 88,162
2.592% due 04/29/31  500,000 457,235
2.651% due 03/11/32  100,000 89,791
2.676% due 06/19/41  350,000 249,848
2.831% due 10/24/51  25,000 15,666
2.884% due 10/22/30  50,000 46,810
2.972% due 07/21/52  100,000 64,698

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
3.248% due 10/21/27  $ 150,000 $ 147,171
3.311% due 04/22/42  200,000 153,591
3.419% due 12/20/28  169,000 165,227
3.483% due 03/13/52  100,000 71,434
3.593% due 07/21/28  100,000 98,484
3.824% due 01/20/28  300,000 297,477
3.946% due 01/23/49  100,000 78,584
3.970% due 03/05/29  100,000 98,907
4.078% due 04/23/40  200,000 174,068
4.083% due 03/20/51  500,000 397,401
4.183% due 11/25/27  100,000 99,620
4.623% due 05/09/29  100,000 100,648
4.750% due 04/21/45  85,000 75,641
4.979% due 01/24/29  200,000 202,903
5.015% due 07/22/33  250,000 253,002
5.162% due 01/24/31 † 650,000 666,383
5.202% due 04/25/29  200,000 204,425
5.288% due 04/25/34  200,000 204,080
5.511% due 01/24/36  75,000 77,145
5.518% due 10/25/35  250,000 250,116
5.819% due 09/15/29  200,000 208,378
5.872% due 09/15/34  200,000 211,127
6.110% due 01/29/37  250,000 264,167
6.204% due 11/10/28  65,000 67,659
7.750% due 05/14/38  200,000 238,892
Bank of Montreal (Canada)
4.567% due 09/10/27  100,000 100,258
4.640% due 09/10/30  200,000 201,709
5.004% due 01/27/29  235,000 238,890
Bank of New York Mellon Corp.
3.000% due 10/30/28  55,000 52,986
4.706% due 02/01/34  130,000 128,617
5.225% due 11/20/35  200,000 203,440
5.802% due 10/25/28  500,000 518,009
Bank of Nova Scotia (Canada)
1.300% due 09/15/26  50,000 48,302
2.450% due 02/02/32  100,000 87,030
4.588% due 05/04/37  40,000 37,875
4.932% due 02/14/29  200,000 202,624
5.650% due 02/01/34  150,000 157,450
Barclays PLC (United Kingdom)
2.645% due 06/24/31  200,000 180,697
2.894% due 11/24/32  200,000 177,076
3.330% due 11/24/42  200,000 148,569
4.942% due 09/10/30  200,000 201,549
4.950% due 01/10/47  200,000 181,797
5.690% due 03/12/30  200,000 206,989
6.490% due 09/13/29  200,000 211,488
7.385% due 11/02/28  200,000 212,341
Berkshire Hathaway Finance Corp.
1.450% due 10/15/30  80,000 70,036
2.850% due 10/15/50  90,000 58,132
3.850% due 03/15/52  200,000 154,895
4.300% due 05/15/43  200,000 176,289
5.750% due 01/15/40  25,000 27,121
BGC Group, Inc.
6.600% due 06/10/29  75,000 77,761
BlackRock Funding, Inc.
5.000% due 03/14/34  120,000 122,660
Blackrock, Inc.
1.900% due 01/28/31  15,000 13,203
2.100% due 02/25/32  100,000 86,313
2.400% due 04/30/30  45,000 41,426
a
Principal
Amount Value
3.200% due 03/15/27  $ 56,000 $ 55,261
3.250% due 04/30/29  60,000 58,346
4.750% due 05/25/33  115,000 116,294
Blackstone Private Credit Fund
2.625% due 12/15/26  100,000 96,652
3.250% due 03/15/27  150,000 145,928
5.600% due 11/22/29  100,000 100,732
Blackstone Secured Lending Fund
2.750% due 09/16/26  100,000 97,393
5.350% due 04/13/28  200,000 201,475
Blue Owl Capital Corp.
2.875% due 06/11/28  100,000 93,187
Blue Owl Credit Income Corp.
6.600% due 09/15/29  25,000 25,730
7.950% due 06/13/28  100,000 106,952
Boston Properties LP
2.450% due 10/01/33  50,000 39,981
3.250% due 01/30/31  150,000 137,544
5.750% due 01/15/35  225,000 226,570
Brighthouse Financial, Inc.
3.700% due 06/22/27  100,000 98,304
4.700% due 06/22/47  50,000 38,340
Brixmor Operating Partnership LP
2.500% due 08/16/31  50,000 43,674
4.050% due 07/01/30  10,000 9,708
5.200% due 04/01/32  65,000 65,552
5.500% due 02/15/34  70,000 70,949
Brookfield Capital Finance LLC (Canada)
6.087% due 06/14/33  250,000 264,614
Brookfield Finance, Inc. (Canada)
3.500% due 03/30/51  50,000 33,956
4.700% due 09/20/47  50,000 42,737
4.850% due 03/29/29  100,000 100,983
Brown & Brown, Inc.
4.200% due 03/17/32  35,000 33,516
4.500% due 03/15/29  50,000 50,007
Camden Property Trust
3.150% due 07/01/29  30,000 28,669
4.100% due 10/15/28  20,000 19,890
4.900% due 01/15/34  100,000 100,065
Canadian Imperial Bank of Commerce (Canada)
3.600% due 04/07/32  45,000 41,846
5.001% due 04/28/28  100,000 102,033
5.237% due 06/28/27  150,000 152,771
5.260% due 04/08/29  65,000 66,908
Capital One Financial Corp.
1.878% due 11/02/27  100,000 96,620
2.618% due 11/02/32  100,000 87,396
3.750% due 03/09/27  50,000 49,598
4.927% due 05/10/28  100,000 100,771
5.468% due 02/01/29  65,000 66,574
5.700% due 02/01/30  500,000 517,317
6.312% due 06/08/29  65,000 68,242
Capital One NA
3.450% due 07/27/26  250,000 247,290
Charles Schwab Corp.
1.950% due 12/01/31  100,000 85,512
2.300% due 05/13/31  150,000 133,663
2.450% due 03/03/27  250,000 243,061
3.200% due 03/02/27  100,000 98,521
6.136% due 08/24/34  100,000 108,238
Chubb INA Holdings LLC
1.375% due 09/15/30  250,000 217,545

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
2.850% due 12/15/51  $ 25,000 $ 16,028
3.050% due 12/15/61  10,000 6,179
4.150% due 03/13/43  25,000 21,458
5.000% due 03/15/34  95,000 96,836
Citibank NA
4.914% due 05/29/30  250,000 254,861
4.929% due 08/06/26  250,000 251,771
5.803% due 09/29/28  250,000 261,443
Citigroup, Inc.
2.520% due 11/03/32  70,000 61,222
2.561% due 05/01/32  55,000 48,740
2.666% due 01/29/31  150,000 137,567
2.904% due 11/03/42  50,000 35,436
2.976% due 11/05/30  100,000 93,579
3.057% due 01/25/33  135,000 120,692
3.520% due 10/27/28  100,000 97,946
3.668% due 07/24/28  100,000 98,457
3.878% due 01/24/39  100,000 86,254
3.887% due 01/10/28  100,000 99,121
4.125% due 07/25/28  100,000 99,312
4.300% due 11/20/26  100,000 99,885
4.542% due 09/19/30  100,000 99,567
4.750% due 05/18/46  50,000 42,715
4.952% due 05/07/31  250,000 252,918
5.174% due 02/13/30  400,000 408,183
5.300% due 05/06/44  400,000 373,802
5.411% due 09/19/39  50,000 48,583
5.449% due 06/11/35  150,000 153,277
5.612% due 03/04/56  250,000 245,563
6.020% due 01/24/36  880,000 904,152
6.125% due 08/25/36  100,000 103,519
6.174% due 05/25/34  115,000 120,432
6.270% due 11/17/33  235,000 253,126
Citizens Financial Group, Inc.
5.841% due 01/23/30  125,000 129,495
6.645% due 04/25/35  190,000 204,904
CME Group, Inc.
3.750% due 06/15/28  100,000 99,389
4.150% due 06/15/48  50,000 42,166
CNA Financial Corp.
3.450% due 08/15/27  100,000 98,196
Cooperatieve Rabobank UA (Netherlands)
4.800% due 01/09/29  250,000 255,168
5.250% due 05/24/41  200,000 196,975
COPT Defense Properties LP
2.900% due 12/01/33  65,000 53,456
Corebridge Financial, Inc.
3.650% due 04/05/27  150,000 148,075
Corp. Andina de Fomento (Multi-National)
2.250% due 02/08/27  200,000 194,283
4.125% due 01/07/28  85,000 85,244
5.000% due 01/22/30  80,000 82,575
Council of Europe Development Bank
(Multi-National)
3.625% due 01/26/28  250,000 249,161
Cousins Properties LP
5.375% due 02/15/32  50,000 50,565
Crown Castle, Inc.
2.100% due 04/01/31  200,000 171,693
2.900% due 04/01/41  250,000 178,958
3.650% due 09/01/27  35,000 34,409
3.800% due 02/15/28  50,000 49,133
4.000% due 03/01/27  40,000 39,781
a
Principal
Amount Value
4.300% due 02/15/29  $ 60,000 $ 59,242
4.750% due 05/15/47  25,000 21,422
5.000% due 01/11/28  35,000 35,358
CubeSmart LP
2.000% due 02/15/31  15,000 13,026
3.125% due 09/01/26  50,000 49,200
Deutsche Bank AG (Germany)
2.552% due 01/07/28  150,000 145,737
3.547% due 09/18/31  200,000 187,148
5.297% due 05/09/31  150,000 152,384
5.403% due 09/11/35  155,000 154,206
7.146% due 07/13/27  150,000 153,819
Digital Realty Trust LP
3.700% due 08/15/27  50,000 49,387
4.450% due 07/15/28  100,000 100,074
DOC Dr. LLC
2.625% due 11/01/31  50,000 44,142
Enstar Group Ltd.
4.950% due 06/01/29  25,000 25,210
EPR Properties
3.600% due 11/15/31  30,000 27,268
Equinix Europe 2 Financing Corp. LLC
5.500% due 06/15/34  55,000 56,355
Equinix, Inc.
2.000% due 05/15/28  35,000 32,762
2.500% due 05/15/31  100,000 88,644
3.400% due 02/15/52  10,000 6,711
ERP Operating LP
2.850% due 11/01/26  70,000 68,757
3.500% due 03/01/28  100,000 98,429
4.500% due 06/01/45  75,000 64,196
Essex Portfolio LP
2.550% due 06/15/31  65,000 57,786
2.650% due 03/15/32  30,000 26,241
4.000% due 03/01/29  25,000 24,615
5.375% due 04/01/35  85,000 86,310
European Bank for Reconstruction &
Development (Multi-National)
4.125% due 01/25/29  130,000 131,461
4.375% due 03/09/28  120,000 121,883
European Investment Bank (Multi-National)
0.625% due 10/21/27  250,000 233,127
0.750% due 10/26/26  83,000 79,686
1.250% due 02/14/31  300,000 260,601
1.375% due 03/15/27  350,000 336,094
1.625% due 10/09/29  195,000 178,691
3.625% due 07/15/30  160,000 158,436
3.750% due 02/14/33  325,000 318,726
3.875% due 03/15/28  400,000 401,659
3.875% due 06/15/28  185,000 185,885
4.000% due 02/15/29  135,000 136,118
4.250% due 08/16/32  158,000 160,266
4.375% due 03/19/27  130,000 131,220
4.375% due 10/10/31  175,000 178,929
4.500% due 10/16/28  100,000 102,373
4.500% due 03/14/30  295,000 303,749
4.625% due 02/12/35  145,000 149,341
Extra Space Storage LP
3.900% due 04/01/29  220,000 215,512
4.000% due 06/15/29  100,000 98,108
F&G Annuities & Life, Inc.
6.250% due 10/04/34  65,000 64,393
6.500% due 06/04/29  25,000 25,791

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Fairfax Financial Holdings Ltd. (Canada)
5.625% due 08/16/32  $ 150,000 $ 154,186
6.100% due 03/15/55  100,000 98,042
Federal Realty OP LP
4.500% due 12/01/44  50,000 42,240
Fidelity National Financial, Inc.
4.500% due 08/15/28  50,000 49,932
Fifth Third Bancorp
1.707% due 11/01/27  155,000 149,701
2.550% due 05/05/27  60,000 58,170
6.339% due 07/27/29  245,000 258,101
8.250% due 03/01/38  25,000 29,967
First American Financial Corp.
5.450% due 09/30/34  100,000 98,011
First Citizens BancShares, Inc.
5.231% due 03/12/31  200,000 201,107
First Horizon Corp.
5.514% due 03/07/31  65,000 65,952
FS KKR Capital Corp.
2.625% due 01/15/27  100,000 95,927
3.250% due 07/15/27  50,000 47,962
Globe Life, Inc.
4.550% due 09/15/28  50,000 50,261
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/32  50,000 44,045
4.000% due 01/15/31  50,000 47,178
5.750% due 06/01/28  25,000 25,633
Goldman Sachs Group, Inc.
1.542% due 09/10/27  100,000 96,574
1.948% due 10/21/27  250,000 242,130
2.383% due 07/21/32  70,000 61,153
2.615% due 04/22/32  70,000 62,239
2.640% due 02/24/28  250,000 242,882
2.908% due 07/21/42  60,000 42,993
3.210% due 04/22/42  60,000 44,906
3.500% due 11/16/26  100,000 98,864
3.615% due 03/15/28  200,000 197,276
3.800% due 03/15/30  250,000 244,033
3.814% due 04/23/29  150,000 147,637
3.850% due 01/26/27  160,000 158,999
4.017% due 10/31/38  100,000 87,276
4.223% due 05/01/29  200,000 198,892
4.750% due 10/21/45  100,000 88,986
5.016% due 10/23/35  160,000 158,133
5.049% due 07/23/30  140,000 142,357
5.218% due 04/23/31  870,000 892,125
5.330% due 07/23/35  120,000 121,095
5.536% due 01/28/36  130,000 133,364
5.561% due 11/19/45  300,000 295,557
5.727% due 04/25/30  120,000 124,940
5.734% due 01/28/56  145,000 145,109
6.561% due 10/24/34  200,000 221,221
6.750% due 10/01/37  200,000 219,714
Golub Capital BDC, Inc.
2.500% due 08/24/26  60,000 58,405
HA Sustainable Infrastructure Capital, Inc.
6.750% due 07/15/35  140,000 142,602
Hartford Insurance Group, Inc.
2.900% due 09/15/51  100,000 62,620
Healthcare Realty Holdings LP
2.000% due 03/15/31  25,000 21,415
3.100% due 02/15/30  50,000 46,408
a
Principal
Amount Value
Healthpeak OP LLC
2.875% due 01/15/31  $ 200,000 $ 182,488
3.000% due 01/15/30  100,000 93,861
Hercules Capital, Inc.
3.375% due 01/20/27  35,000 33,916
Highwoods Realty LP
4.125% due 03/15/28  20,000 19,596
4.200% due 04/15/29  50,000 48,646
Host Hotels & Resorts LP
3.375% due 12/15/29  25,000 23,606
3.500% due 09/15/30  100,000 92,903
5.700% due 07/01/34  35,000 35,243
HPS Corporate Lending Fund
5.850% due 06/05/30 ~ 200,000 199,625
HSBC Holdings PLC (United Kingdom)
2.357% due 08/18/31  250,000 222,094
2.804% due 05/24/32  200,000 177,751
2.848% due 06/04/31  200,000 182,828
4.762% due 03/29/33  300,000 293,849
5.240% due 05/13/31  200,000 203,685
5.450% due 03/03/36  200,000 201,177
5.546% due 03/04/30  200,000 205,995
5.597% due 05/17/28  565,000 575,785
5.733% due 05/17/32  200,000 207,981
5.874% due 11/18/35  250,000 253,106
5.887% due 08/14/27  250,000 253,613
6.254% due 03/09/34  200,000 214,066
6.332% due 03/09/44  200,000 214,830
6.800% due 06/01/38  150,000 162,716
Huntington Bancshares, Inc.
5.023% due 05/17/33  70,000 69,234
5.272% due 01/15/31  60,000 61,494
5.709% due 02/02/35  200,000 204,470
ING Groep NV (Netherlands)
4.252% due 03/28/33  200,000 192,749
4.550% due 10/02/28  200,000 201,083
6.083% due 09/11/27  200,000 203,717
Inter-American Development Bank
(Multi-National)
1.125% due 07/20/28  300,000 277,431
1.125% due 01/13/31  150,000 129,413
2.000% due 07/23/26  100,000 97,949
3.200% due 08/07/42  100,000 80,091
3.625% due 09/17/31  400,000 391,946
4.000% due 01/12/28  100,000 100,617
4.125% due 02/15/29  160,000 161,835
4.375% due 02/01/27  100,000 100,784
4.500% due 02/15/30  140,000 143,992
4.500% due 09/13/33  200,000 204,138
Inter-American Investment Corp. (Multi-National)
4.125% due 02/15/28  150,000 151,066
Intercontinental Exchange, Inc.
1.850% due 09/15/32  65,000 54,043
2.650% due 09/15/40  65,000 46,910
3.000% due 09/15/60  65,000 39,403
3.100% due 09/15/27  100,000 97,672
5.200% due 06/15/62  350,000 327,160
5.250% due 06/15/31  55,000 57,043
International Bank for Reconstruction &
Development (Multi-National)
0.750% due 11/24/27  195,000 181,733
0.875% due 05/14/30  350,000 304,438
1.125% due 09/13/28  160,000 147,383

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
1.375% due 04/20/28  $ 250,000 $ 234,418
1.625% due 11/03/31  190,000 164,848
1.750% due 10/23/29  100,000 91,900
2.500% due 03/29/32  200,000 182,062
3.125% due 06/15/27  200,000 197,455
3.500% due 07/12/28  260,000 258,175
3.625% due 05/05/28  165,000 164,565
3.625% due 09/21/29  250,000 248,344
3.875% due 10/16/29  165,000 165,485
3.875% due 02/14/30  200,000 200,441
3.875% due 08/28/34  185,000 179,925
4.000% due 08/27/26  81,000 81,050
4.000% due 07/25/30  180,000 181,252
4.000% due 01/10/31  500,000 502,330
4.125% due 03/20/30  805,000 815,383
4.625% due 01/15/32  155,000 160,428
International Finance Corp. (Multi-National)
0.750% due 10/08/26  100,000 96,149
3.875% due 07/02/30  150,000 150,331
4.250% due 07/02/29  200,000 203,418
4.375% due 01/15/27  65,000 65,498
Invesco Finance PLC
5.375% due 11/30/43  200,000 189,130
Jackson Financial, Inc.
5.170% due 06/08/27  55,000 55,755
Jefferies Financial Group, Inc.
2.625% due 10/15/31  100,000 87,049
2.750% due 10/15/32  40,000 33,758
5.875% due 07/21/28  200,000 207,466
JPMorgan Chase & Co.
1.470% due 09/22/27  75,000 72,377
1.764% due 11/19/31  100,000 86,672
2.069% due 06/01/29  140,000 131,336
2.182% due 06/01/28  150,000 144,226
2.525% due 11/19/41  100,000 70,154
2.545% due 11/08/32  375,000 330,231
2.580% due 04/22/32  75,000 67,001
2.739% due 10/15/30  75,000 69,949
2.947% due 02/24/28  60,000 58,649
2.956% due 05/13/31  65,000 60,122
2.963% due 01/25/33  100,000 89,909
3.109% due 04/22/51  250,000 168,371
3.328% due 04/22/52  70,000 49,089
3.509% due 01/23/29  185,000 181,243
3.540% due 05/01/28  100,000 98,555
3.702% due 05/06/30  150,000 146,020
3.882% due 07/24/38  150,000 132,374
3.964% due 11/15/48  100,000 80,036
4.032% due 07/24/48  150,000 121,533
4.452% due 12/05/29  150,000 150,312
4.505% due 10/22/28  100,000 100,318
4.603% due 10/22/30  190,000 190,686
4.851% due 07/25/28  500,000 505,309
4.912% due 07/25/33  500,000 503,044
4.946% due 10/22/35  95,000 94,041
4.979% due 07/22/28  45,000 45,587
4.995% due 07/22/30  100,000 101,848
5.012% due 01/23/30  100,000 101,864
5.040% due 01/23/28  200,000 201,961
5.140% due 01/24/31  550,000 564,151
5.294% due 07/22/35  40,000 40,721
5.336% due 01/23/35  95,000 97,282
5.350% due 06/01/34  105,000 108,061
a
Principal
Amount Value
5.500% due 10/15/40  $ 100,000 $ 102,140
5.502% due 01/24/36  100,000 103,041
5.534% due 11/29/45  165,000 165,480
5.572% due 04/22/36  105,000 108,857
5.581% due 04/22/30  110,000 114,240
5.600% due 07/15/41  100,000 102,760
5.717% due 09/14/33  190,000 198,104
6.254% due 10/23/34  100,000 108,724
6.400% due 05/15/38  300,000 333,464
JPMorgan Chase Bank NA
5.110% due 12/08/26  350,000 354,540
KeyBank NA
5.850% due 11/15/27  250,000 258,168
KeyCorp
5.121% due 04/04/31  100,000 101,219
Kilroy Realty LP
6.250% due 01/15/36  35,000 34,917
Kimco Realty OP LLC
2.250% due 12/01/31  70,000 60,665
3.700% due 10/01/49  25,000 18,286
4.125% due 12/01/46  50,000 39,525
4.850% due 03/01/35  45,000 44,078
5.300% due 02/01/36  250,000 251,857
Kite Realty Group LP
4.950% due 12/15/31  70,000 70,291
Kite Realty Group Trust
4.750% due 09/15/30  25,000 24,969
Kreditanstalt fuer Wiederaufbau (Germany)
1.750% due 09/14/29  100,000 92,371
3.000% due 05/20/27  200,000 197,302
3.500% due 08/27/27  110,000 109,558
3.750% due 02/15/28  440,000 441,131
3.750% due 07/15/30  105,000 104,747
3.875% due 05/15/28  130,000 130,671
3.875% due 06/15/28  200,000 201,143
4.250% due 06/29/37  200,000 118,370
4.375% due 03/01/27  130,000 131,259
4.375% due 02/28/34  260,000 263,379
4.625% due 03/18/30  250,000 259,079
4.750% due 10/29/30  200,000 208,769
Landwirtschaftliche Rentenbank (Germany)
0.875% due 09/03/30  200,000 172,580
1.750% due 07/27/26  100,000 97,727
5.000% due 10/24/33  250,000 263,622
Lazard Group LLC
3.625% due 03/01/27  50,000 49,112
4.375% due 03/11/29  50,000 49,424
Lincoln National Corp.
3.625% due 12/12/26  150,000 148,284
3.800% due 03/01/28  35,000 34,466
Lloyds Banking Group PLC (United Kingdom)
3.750% due 03/18/28  200,000 197,620
5.462% due 01/05/28  200,000 202,764
5.679% due 01/05/35  200,000 205,384
5.721% due 06/05/30  200,000 207,770
LPL Holdings, Inc.
5.150% due 06/15/30  200,000 202,559
6.000% due 05/20/34  100,000 103,460
LXP Industrial Trust
2.375% due 10/01/31  70,000 59,147
M&T Bank Corp.
4.553% due 08/16/28  65,000 65,171
4.833% due 01/16/29  60,000 60,506

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Main Street Capital Corp.
3.000% due 07/14/26  $ 100,000 $ 97,942
Manulife Financial Corp. (Canada)
3.703% due 03/16/32  100,000 94,743
5.375% due 03/04/46  50,000 49,554
Marex Group PLC (United Kingdom)
5.829% due 05/08/28  50,000 50,657
Markel Group, Inc.
3.450% due 05/07/52  70,000 47,280
3.500% due 11/01/27  50,000 49,113
5.000% due 05/20/49  30,000 26,385
Marsh & McLennan Cos., Inc.
2.375% due 12/15/31  45,000 39,434
4.200% due 03/01/48  100,000 82,303
4.375% due 03/15/29  70,000 70,295
5.350% due 11/15/44  100,000 98,407
5.400% due 09/15/33  100,000 103,784
5.400% due 03/15/55  55,000 53,050
5.750% due 11/01/32  100,000 106,749
Mastercard, Inc.
1.900% due 03/15/31  100,000 88,310
2.000% due 11/18/31  200,000 174,423
2.950% due 11/21/26  50,000 49,305
2.950% due 06/01/29  50,000 48,053
2.950% due 03/15/51  45,000 29,629
3.650% due 06/01/49  50,000 38,296
3.800% due 11/21/46  50,000 40,118
3.950% due 02/26/48  15,000 12,100
MetLife, Inc.
5.300% due 12/15/34  70,000 71,951
5.700% due 06/15/35  100,000 105,930
5.875% due 02/06/41  200,000 207,437
6.375% due 06/15/34  100,000 110,914
Mid-America Apartments LP
3.600% due 06/01/27  100,000 99,001
3.950% due 03/15/29  25,000 24,715
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.048% due 07/17/30  200,000 177,692
3.677% due 02/22/27  100,000 99,175
3.961% due 03/02/28  50,000 49,649
4.050% due 09/11/28  150,000 149,567
5.159% due 04/24/31  100,000 102,422
5.197% due 01/16/31  200,000 204,913
5.258% due 04/17/30  200,000 205,250
5.426% due 04/17/35  200,000 204,337
5.475% due 02/22/31  200,000 207,598
Mizuho Financial Group, Inc. (Japan)
due 07/08/36 # 250,000 250,631
2.201% due 07/10/31  200,000 178,171
3.261% due 05/22/30  200,000 191,126
5.098% due 05/13/31  200,000 203,848
5.778% due 07/06/29  200,000 207,715
Morgan Stanley
1.512% due 07/20/27  100,000 97,027
1.794% due 02/13/32  65,000 55,628
2.239% due 07/21/32  100,000 86,621
2.475% due 01/21/28  170,000 165,064
2.484% due 09/16/36  100,000 85,001
2.802% due 01/25/52  400,000 247,715
2.943% due 01/21/33  135,000 120,523
3.125% due 07/27/26  70,000 69,143
3.217% due 04/22/42  55,000 41,757
3.591% due 07/22/28 § 100,000 98,268
a
Principal
Amount Value
3.622% due 04/01/31  $ 200,000 $ 191,839
4.300% due 01/27/45  100,000 85,305
4.350% due 09/08/26  90,000 89,861
4.431% due 01/23/30  95,000 94,883
4.457% due 04/22/39  150,000 139,162
4.654% due 10/18/30  120,000 120,252
5.042% due 07/19/30  45,000 45,774
5.123% due 02/01/29  250,000 254,421
5.164% due 04/20/29  155,000 158,066
5.173% due 01/16/30  120,000 122,537
5.192% due 04/17/31  750,000 769,031
5.230% due 01/15/31  100,000 102,396
5.250% due 04/21/34  180,000 183,172
5.320% due 07/19/35  65,000 65,820
5.449% due 07/20/29  145,000 149,149
5.587% due 01/18/36  95,000 97,557
5.597% due 03/24/51  100,000 99,331
5.656% due 04/18/30  165,000 171,419
5.664% due 04/17/36  135,000 139,946
5.942% due 02/07/39  235,000 241,316
5.948% due 01/19/38  300,000 308,734
6.407% due 11/01/29  145,000 153,612
7.250% due 04/01/32  100,000 115,126
Morgan Stanley Bank NA
4.447% due 10/15/27  250,000 250,431
5.504% due 05/26/28  250,000 255,382
Nasdaq, Inc.
1.650% due 01/15/31  150,000 129,556
2.500% due 12/21/40  150,000 104,002
National Australia Bank Ltd. (Australia)
4.787% due 01/10/29  250,000 255,688
National Bank of Canada (Canada)
5.600% due 07/02/27  250,000 252,800
NatWest Group PLC (United Kingdom)
3.032% due 11/28/35  350,000 315,889
3.073% due 05/22/28  200,000 195,086
NNN REIT, Inc.
due 02/15/31 # 250,000 248,750
4.300% due 10/15/28  35,000 34,934
5.600% due 10/15/33  125,000 129,286
Nomura Holdings, Inc. (Japan)
1.653% due 07/14/26  100,000 97,147
2.329% due 01/22/27  300,000 290,258
Nordic Investment Bank (Multi-National)
4.250% due 02/28/29  200,000 203,087
Northern Trust Corp.
1.950% due 05/01/30  75,000 67,413
3.375% due 05/08/32  63,000 61,188
3.650% due 08/03/28  50,000 49,321
4.000% due 05/10/27  35,000 34,971
Oaktree Specialty Lending Corp.
2.700% due 01/15/27  50,000 47,950
Oesterreichische Kontrollbank AG (Austria)
4.125% due 01/18/29  50,000 50,602
4.250% due 03/01/28  35,000 35,439
4.500% due 01/24/30  85,000 87,426
4.750% due 05/21/27  250,000 254,277
Old Republic International Corp.
3.850% due 06/11/51  55,000 39,118
Omega Healthcare Investors, Inc.
4.750% due 01/15/28  50,000 50,247
ORIX Corp. (Japan)
3.700% due 07/18/27  50,000 49,392

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.000% due 04/13/32  $ 100,000 $ 94,780
Phillips Edison Grocery Center Operating
Partnership I LP
5.250% due 08/15/32  140,000 141,398
Piedmont Operating Partnership LP
2.750% due 04/01/32  35,000 29,167
PNC Bank NA
4.050% due 07/26/28  350,000 347,320
PNC Financial Services Group, Inc.
4.812% due 10/21/32  65,000 65,170
4.899% due 05/13/31  125,000 126,617
5.068% due 01/24/34  40,000 40,215
5.582% due 06/12/29  120,000 124,299
5.676% due 01/22/35  250,000 259,845
5.939% due 08/18/34  200,000 211,672
Principal Financial Group, Inc.
3.700% due 05/15/29  25,000 24,401
4.625% due 09/15/42  100,000 89,076
5.375% due 03/15/33  30,000 30,874
Progressive Corp.
2.500% due 03/15/27  40,000 38,976
3.000% due 03/15/32  50,000 45,639
3.700% due 03/15/52  175,000 130,679
4.000% due 03/01/29  25,000 24,865
4.125% due 04/15/47  100,000 82,372
Prologis LP
1.250% due 10/15/30  55,000 47,061
1.625% due 03/15/31  100,000 85,561
1.750% due 02/01/31  20,000 17,357
2.125% due 04/15/27  25,000 24,172
2.125% due 10/15/50  40,000 21,298
2.250% due 04/15/30  30,000 27,288
2.250% due 01/15/32  50,000 43,424
2.875% due 11/15/29  40,000 37,752
3.000% due 04/15/50  25,000 16,221
3.375% due 12/15/27  60,000 59,003
4.375% due 02/01/29  15,000 15,118
4.875% due 06/15/28  200,000 204,111
Prudential Financial, Inc.
2.100% due 03/10/30  15,000 13,660
3.000% due 03/10/40  25,000 18,936
3.700% due 10/01/50  175,000 159,792
3.700% due 03/13/51  150,000 110,386
3.935% due 12/07/49  132,000 101,164
4.350% due 02/25/50  50,000 41,546
6.625% due 06/21/40  50,000 56,504
Public Storage Operating Co.
1.500% due 11/09/26  50,000 48,290
2.300% due 05/01/31  250,000 222,364
3.094% due 09/15/27  30,000 29,367
Radian Group, Inc.
6.200% due 05/15/29  30,000 31,187
Raymond James Financial, Inc.
4.950% due 07/15/46  100,000 89,943
Realty Income Corp.
1.800% due 03/15/33  50,000 40,364
2.200% due 06/15/28  35,000 33,088
2.850% due 12/15/32  30,000 26,271
3.000% due 01/15/27  50,000 49,108
3.400% due 01/15/30  50,000 47,887
4.850% due 03/15/30  65,000 66,197
4.900% due 07/15/33  200,000 199,492
5.375% due 09/01/54  40,000 38,392
a
Principal
Amount Value
Regency Centers LP
3.600% due 02/01/27  $ 30,000 $ 29,734
3.700% due 06/15/30  35,000 33,853
4.400% due 02/01/47  35,000 29,251
5.000% due 07/15/32  50,000 50,597
Regions Financial Corp.
1.800% due 08/12/28  300,000 277,092
Reinsurance Group of America, Inc.
3.950% due 09/15/26  60,000 59,679
6.000% due 09/15/33  50,000 52,438
RenaissanceRe Finance, Inc. (Bermuda)
3.450% due 07/01/27  30,000 29,568
Royal Bank of Canada (Canada)
1.150% due 07/14/26  50,000 48,481
2.050% due 01/21/27  100,000 97,020
3.625% due 05/04/27  150,000 148,620
4.900% due 01/12/28  150,000 152,845
4.950% due 02/01/29  200,000 204,650
4.965% due 01/24/29  165,000 167,436
4.970% due 05/02/31  200,000 203,061
Santander Holdings USA, Inc.
2.490% due 01/06/28  70,000 67,782
4.400% due 07/13/27  145,000 144,795
6.565% due 06/12/29  100,000 104,867
Santander U.K. Group Holdings PLC (United
Kingdom)
2.896% due 03/15/32  200,000 178,601
4.858% due 09/11/30  200,000 199,807
Simon Property Group LP
2.450% due 09/13/29  100,000 92,960
2.650% due 07/15/30  100,000 92,297
3.250% due 11/30/26  50,000 49,296
3.250% due 09/13/49  100,000 66,999
3.375% due 06/15/27  100,000 98,515
4.250% due 11/30/46  50,000 40,756
Sixth Street Lending Partners
5.750% due 01/15/30  100,000 100,294
Store Capital LLC
4.500% due 03/15/28  150,000 148,541
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.710% due 01/12/31  200,000 171,746
1.902% due 09/17/28  250,000 232,138
2.296% due 01/12/41  200,000 137,004
3.010% due 10/19/26  200,000 196,785
3.364% due 07/12/27  150,000 147,735
5.246% (SOFR + 1.500%)
due 07/08/36 § 250,000 250,000
5.766% due 01/13/33  200,000 210,466
5.800% due 07/13/28  250,000 260,577
Sun Communities Operating LP
2.300% due 11/01/28  65,000 60,854
Synchrony Financial
3.700% due 08/04/26  50,000 49,542
3.950% due 12/01/27  100,000 98,383
5.935% due 08/02/30  35,000 35,987
Synovus Financial Corp.
6.168% due 11/01/30  35,000 35,917
Tanger Properties LP
3.875% due 07/15/27  50,000 49,366
Toronto-Dominion Bank (Canada)
4.568% due 12/17/26  100,000 100,413
4.574% due 06/02/28  200,000 201,512
4.693% due 09/15/27  200,000 201,981

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.980% due 04/05/27  $ 100,000 $ 101,276
4.994% due 04/05/29  100,000 102,093
5.146% due 09/10/34  185,000 185,994
Travelers Cos., Inc.
3.050% due 06/08/51  50,000 32,949
5.450% due 05/25/53  100,000 97,924
6.250% due 06/15/37  125,000 137,964
Travelers Property Casualty Corp.
6.375% due 03/15/33  100,000 111,892
Truist Financial Corp.
1.125% due 08/03/27  100,000 94,019
1.887% due 06/07/29  125,000 116,342
1.950% due 06/05/30  135,000 119,529
4.873% due 01/26/29  40,000 40,473
4.916% due 07/28/33  100,000 97,621
5.435% due 01/24/30  110,000 113,320
5.867% due 06/08/34  200,000 209,012
7.161% due 10/30/29  55,000 59,503
U.S. Bancorp
1.375% due 07/22/30  150,000 129,645
2.491% due 11/03/36  200,000 169,808
4.548% due 07/22/28  100,000 100,242
4.839% due 02/01/34  200,000 197,557
5.046% due 02/12/31  60,000 61,097
5.424% due 02/12/36  800,000 815,512
5.775% due 06/12/29  250,000 259,640
5.850% due 10/21/33  30,000 31,573
UBS AG (Switzerland)
5.000% due 07/09/27  300,000 304,692
UDR, Inc.
2.100% due 06/15/33  100,000 80,623
3.100% due 11/01/34  50,000 42,124
3.200% due 01/15/30  50,000 47,400
4.400% due 01/26/29  25,000 25,004
Unum Group
4.000% due 06/15/29  70,000 68,749
4.125% due 06/15/51  100,000 74,666
Ventas Realty LP
3.000% due 01/15/30  50,000 46,946
3.250% due 10/15/26  100,000 98,468
4.000% due 03/01/28  50,000 49,553
5.000% due 01/15/35  150,000 147,525
VICI Properties LP
5.125% due 11/15/31  215,000 215,417
Visa, Inc.
1.100% due 02/15/31  200,000 170,667
1.900% due 04/15/27  250,000 241,447
3.650% due 09/15/47  25,000 19,483
4.150% due 12/14/35  30,000 28,596
4.300% due 12/14/45  100,000 86,990
Voya Financial, Inc.
4.800% due 06/15/46  30,000 25,970
5.000% due 09/20/34  30,000 29,334
W.R. Berkley Corp.
4.000% due 05/12/50  115,000 87,876
Wachovia Corp.
5.500% due 08/01/35  200,000 203,323
Wells Fargo & Co.
3.000% due 10/23/26  150,000 147,474
3.068% due 04/30/41  500,000 378,127
4.150% due 01/24/29  200,000 199,286
4.478% due 04/04/31  200,000 199,098
4.808% due 07/25/28  65,000 65,559
a
Principal
Amount Value
4.897% due 07/25/33  $ 65,000 $ 65,033
4.900% due 01/24/28  105,000 105,795
5.013% due 04/04/51  250,000 227,810
5.150% due 04/23/31  750,000 768,344
5.198% due 01/23/30  140,000 143,431
5.211% due 12/03/35  55,000 55,233
5.244% due 01/24/31  85,000 87,220
5.499% due 01/23/35  140,000 143,629
5.557% due 07/25/34  160,000 165,185
5.574% due 07/25/29  365,000 376,937
5.605% due 04/23/36  165,000 170,380
5.606% due 01/15/44  100,000 97,007
5.707% due 04/22/28  350,000 357,719
6.491% due 10/23/34  180,000 196,818
Wells Fargo Bank NA
5.450% due 08/07/26  250,000 253,244
6.600% due 01/15/38  100,000 110,737
Welltower OP LLC
2.050% due 01/15/29  60,000 55,605
2.750% due 01/15/32  50,000 44,665
2.800% due 06/01/31  100,000 90,889
4.125% due 03/15/29  100,000 99,459
Westpac Banking Corp. (Australia)
1.953% due 11/20/28  100,000 93,342
2.150% due 06/03/31  100,000 88,827
2.700% due 08/19/26  150,000 147,694
3.400% due 01/25/28  100,000 98,546
4.043% due 08/26/27  100,000 100,104
4.110% due 07/24/34  65,000 62,846
4.421% due 07/24/39  45,000 40,887
5.457% due 11/18/27  100,000 103,198
5.535% due 11/17/28  250,000 261,752
Weyerhaeuser Co.
4.000% due 11/15/29  100,000 98,273
7.375% due 03/15/32  100,000 112,969
Willis North America, Inc.
2.950% due 09/15/29  75,000 70,629
3.875% due 09/15/49  35,000 25,865
4.650% due 06/15/27  100,000 100,593
5.900% due 03/05/54  50,000 49,759
XL Group Ltd. (Bermuda)
5.250% due 12/15/43  50,000 47,895
106,779,810
Industrial - 1.8%
3M Co.
2.875% due 10/15/27  100,000 97,166
3.250% due 08/26/49  200,000 135,390
4.000% due 09/14/48  250,000 197,946
Allegion U.S. Holding Co., Inc.
3.550% due 10/01/27  50,000 49,037
5.600% due 05/29/34  100,000 102,785
Amcor Finance USA, Inc.
5.625% due 05/26/33  65,000 67,669
Amcor Flexibles North America, Inc.
2.690% due 05/25/31  65,000 58,232
5.100% due 03/17/30 ~ 55,000 55,962
Amphenol Corp.
2.200% due 09/15/31  60,000 52,571
4.350% due 06/01/29  50,000 50,231
4.375% due 06/12/28  165,000 166,174
Arrow Electronics, Inc.
3.875% due 01/12/28  25,000 24,528
5.150% due 08/21/29  65,000 66,026

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.875% due 04/10/34  $ 65,000 $ 67,166
Avnet, Inc.
6.250% due 03/15/28  100,000 103,969
Boeing Co.
2.950% due 02/01/30  100,000 92,750
3.200% due 03/01/29  200,000 190,436
3.250% due 02/01/28  50,000 48,508
3.250% due 03/01/28  25,000 24,173
3.550% due 03/01/38  15,000 12,060
3.625% due 02/01/31  30,000 28,277
3.625% due 03/01/48  10,000 6,943
3.750% due 02/01/50  100,000 70,687
3.825% due 03/01/59  50,000 33,764
3.850% due 11/01/48  35,000 25,167
5.150% due 05/01/30  150,000 152,784
5.705% due 05/01/40  200,000 197,725
5.805% due 05/01/50  400,000 383,969
5.875% due 02/15/40  50,000 49,916
5.930% due 05/01/60  150,000 142,716
6.528% due 05/01/34  65,000 70,667
7.008% due 05/01/64  100,000 109,941
Burlington Northern Santa Fe LLC
3.050% due 02/15/51  200,000 132,922
3.550% due 02/15/50  150,000 110,443
4.125% due 06/15/47  50,000 41,109
4.450% due 01/15/53  300,000 253,536
4.700% due 09/01/45  50,000 45,185
5.200% due 04/15/54  60,000 56,853
5.750% due 05/01/40  100,000 104,807
Canadian National Railway Co. (Canada)
3.850% due 08/05/32  100,000 95,159
4.375% due 09/18/34  90,000 86,802
6.200% due 06/01/36  50,000 54,669
Canadian Pacific Railway Co. (Canada)
2.450% due 12/02/31  200,000 175,669
3.100% due 12/02/51  200,000 131,600
4.000% due 06/01/28  35,000 34,828
4.800% due 09/15/35  20,000 19,490
4.950% due 08/15/45  100,000 91,189
6.125% due 09/15/15  30,000 30,602
Carlisle Cos., Inc.
2.200% due 03/01/32  100,000 84,624
3.750% due 12/01/27  50,000 49,305
Carrier Global Corp.
2.493% due 02/15/27  35,000 34,077
2.722% due 02/15/30  50,000 46,483
3.377% due 04/05/40  15,000 11,914
3.577% due 04/05/50  150,000 110,181
5.900% due 03/15/34  65,000 69,244
Caterpillar Financial Services Corp.
4.400% due 03/03/28  250,000 251,906
4.850% due 02/27/29  200,000 204,698
Caterpillar, Inc.
3.250% due 09/19/49  100,000 70,046
3.803% due 08/15/42  100,000 82,701
CNH Industrial Capital LLC
1.450% due 07/15/26  100,000 96,869
CNH Industrial NV
3.850% due 11/15/27  35,000 34,653
CRH America Finance, Inc.
5.500% due 01/09/35  250,000 256,340
CSX Corp.
3.250% due 06/01/27  250,000 246,069
a
Principal
Amount Value
4.100% due 11/15/32  $ 100,000 $ 97,043
4.500% due 03/15/49  65,000 55,296
4.650% due 03/01/68  45,000 37,006
5.050% due 06/15/35  50,000 50,307
5.500% due 04/15/41  75,000 75,104
Deere & Co.
2.875% due 09/07/49  15,000 9,850
3.900% due 06/09/42  100,000 85,222
5.450% due 01/16/35  100,000 104,210
Dover Corp.
5.375% due 03/01/41  50,000 48,871
Eagle Materials, Inc.
2.500% due 07/01/31  50,000 44,367
Eaton Corp.
4.000% due 11/02/32  100,000 96,730
4.150% due 03/15/33  55,000 53,364
Emerson Electric Co.
0.875% due 10/15/26  35,000 33,632
2.200% due 12/21/31  100,000 87,955
5.000% due 03/15/35  165,000 167,418
FedEx Corp.
3.100% due 08/05/29 ~ 50,000 47,401
4.400% due 01/15/47 ~ 50,000 39,351
4.750% due 11/15/45 ~ 50,000 41,707
5.250% due 05/15/50 ~ 350,000 309,423
Flex Ltd.
4.875% due 06/15/29  25,000 25,167
Fortive Corp.
4.300% due 06/15/46  125,000 102,710
Fortune Brands Innovations, Inc.
5.875% due 06/01/33  125,000 131,276
GATX Corp.
4.550% due 11/07/28  25,000 25,043
5.450% due 09/15/33  100,000 102,116
6.050% due 03/15/34  75,000 79,413
General Dynamics Corp.
2.250% due 06/01/31  5,000 4,474
2.850% due 06/01/41  10,000 7,337
3.750% due 05/15/28  180,000 179,054
4.250% due 04/01/50  200,000 168,426
Hexcel Corp.
5.875% due 02/26/35  55,000 55,985
Honeywell International, Inc.
2.500% due 11/01/26  100,000 97,811
2.700% due 08/15/29  60,000 56,630
4.500% due 01/15/34  350,000 343,018
4.875% due 09/01/29  100,000 102,459
5.000% due 03/01/35  100,000 100,688
Howmet Aerospace, Inc.
4.850% due 10/15/31  50,000 50,699
Huntington Ingalls Industries, Inc.
2.043% due 08/16/28  50,000 46,567
IDEX Corp.
2.625% due 06/15/31  100,000 89,094
3.000% due 05/01/30  15,000 13,947
Illinois Tool Works, Inc.
4.875% due 09/15/41  100,000 93,612
Ingersoll Rand, Inc.
5.450% due 06/15/34  105,000 108,048
Jabil, Inc.
3.950% due 01/12/28  55,000 54,448
Jacobs Engineering Group, Inc.
6.350% due 08/18/28  200,000 210,249

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
John Deere Capital Corp.
1.750% due 03/09/27  $ 50,000 $ 48,131
2.000% due 06/17/31  100,000 87,687
2.350% due 03/08/27  50,000 48,657
2.800% due 09/08/27  50,000 48,670
3.900% due 06/07/32  20,000 19,276
4.150% due 09/15/27  100,000 100,239
4.400% due 09/08/31  100,000 99,805
4.550% due 06/05/30  100,000 100,956
4.850% due 03/05/27  100,000 101,304
4.950% due 07/14/28  210,000 215,215
5.150% due 09/08/26  100,000 101,249
Johnson Controls International PLC
4.500% due 02/15/47  40,000 33,686
Johnson Controls International PLC/Tyco Fire &
Security Finance SCA
1.750% due 09/15/30  15,000 13,173
4.900% due 12/01/32  140,000 140,820
Kennametal, Inc.
4.625% due 06/15/28  50,000 50,146
Keysight Technologies, Inc.
4.950% due 10/15/34  65,000 64,297
L3Harris Technologies, Inc.
2.900% due 12/15/29  30,000 28,176
3.850% due 12/15/26  25,000 24,861
4.400% due 06/15/28  100,000 100,286
5.400% due 07/31/33  250,000 256,915
Lennox International, Inc.
5.500% due 09/15/28  100,000 103,155
Lockheed Martin Corp.
3.600% due 03/01/35  25,000 22,649
3.800% due 03/01/45  20,000 15,774
3.900% due 06/15/32  45,000 43,343
4.150% due 06/15/53  385,000 305,819
4.450% due 05/15/28  70,000 70,825
4.500% due 05/15/36  20,000 19,257
4.700% due 05/15/46  44,000 39,255
6.150% due 09/01/36  100,000 110,432
Martin Marietta Materials, Inc.
2.500% due 03/15/30  65,000 59,681
3.450% due 06/01/27  21,000 20,660
Masco Corp.
2.000% due 02/15/31  100,000 86,136
3.500% due 11/15/27  100,000 97,938
Mohawk Industries, Inc.
3.625% due 05/15/30  50,000 47,900
Norfolk Southern Corp.
2.300% due 05/15/31  250,000 222,374
3.155% due 05/15/55  20,000 12,839
3.800% due 08/01/28  30,000 29,684
3.942% due 11/01/47  63,000 49,433
4.550% due 06/01/53  145,000 122,606
4.650% due 01/15/46  50,000 43,895
4.837% due 10/01/41  50,000 45,800
5.050% due 08/01/30  70,000 72,360
Northrop Grumman Corp.
3.250% due 01/15/28  100,000 97,735
3.850% due 04/15/45  100,000 78,960
4.700% due 03/15/33  210,000 209,445
5.250% due 07/15/35  35,000 35,730
nVent Finance SARL (United Kingdom)
2.750% due 11/15/31  50,000 43,520
a
Principal
Amount Value
Oshkosh Corp.
3.100% due 03/01/30  $ 15,000 $ 14,048
Otis Worldwide Corp.
2.293% due 04/05/27  20,000 19,365
3.112% due 02/15/40  50,000 38,455
3.362% due 02/15/50  30,000 20,723
5.250% due 08/16/28  135,000 139,023
Owens Corning
3.875% due 06/01/30  150,000 144,900
5.700% due 06/15/34  45,000 46,761
Packaging Corp. of America
3.400% due 12/15/27  35,000 34,265
Parker-Hannifin Corp.
4.000% due 06/14/49  20,000 15,741
6.250% due 05/15/38  100,000 109,031
Precision Castparts Corp.
4.375% due 06/15/45  50,000 42,612
Regal Rexnord Corp.
6.050% due 04/15/28  300,000 309,232
Republic Services, Inc.
3.375% due 11/15/27  120,000 117,996
3.950% due 05/15/28  100,000 99,622
5.000% due 11/15/29  100,000 102,893
5.200% due 11/15/34  100,000 102,424
RTX Corp.
2.250% due 07/01/30  400,000 361,685
3.125% due 07/01/50  100,000 66,363
3.750% due 11/01/46  50,000 38,187
4.125% due 11/16/28  60,000 59,779
4.350% due 04/15/47  200,000 166,288
4.450% due 11/16/38  20,000 18,443
4.500% due 06/01/42  300,000 265,739
4.625% due 11/16/48  35,000 30,111
5.375% due 02/27/53  100,000 95,804
Ryder System, Inc.
1.750% due 09/01/26  65,000 63,084
4.300% due 06/15/27  75,000 75,089
5.250% due 06/01/28  200,000 205,289
Snap-on, Inc.
3.100% due 05/01/50  35,000 23,584
Sonoco Products Co.
4.600% due 09/01/29  125,000 124,771
Stanley Black & Decker, Inc.
2.750% due 11/15/50  50,000 28,490
4.250% due 11/15/28  100,000 99,371
TD SYNNEX Corp.
6.100% due 04/12/34  50,000 52,654
Teledyne Technologies, Inc.
2.750% due 04/01/31  200,000 181,522
Textron, Inc.
3.650% due 03/15/27  100,000 98,758
Trane Technologies Financing Ltd.
3.800% due 03/21/29  100,000 98,325
5.250% due 03/03/33  45,000 46,427
Trimble, Inc.
4.900% due 06/15/28  50,000 50,749
Tyco Electronics Group SA (Switzerland)
2.500% due 02/04/32  45,000 39,693
5.000% due 05/09/35  115,000 114,572
Union Pacific Corp.
2.375% due 05/20/31  40,000 35,982
2.891% due 04/06/36  125,000 103,428
2.973% due 09/16/62  25,000 14,550

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
3.000% due 04/15/27  $ 100,000 $ 98,223
3.200% due 05/20/41  370,000 282,932
3.350% due 08/15/46  50,000 36,289
3.550% due 05/20/61  100,000 67,135
3.600% due 09/15/37  20,000 17,407
3.799% due 04/06/71  30,000 20,579
4.950% due 05/15/53  200,000 181,853
United Parcel Service, Inc.
3.400% due 11/15/46  200,000 145,019
4.875% due 03/03/33  260,000 264,583
5.250% due 05/14/35  145,000 147,932
6.200% due 01/15/38  50,000 54,612
Vulcan Materials Co.
4.500% due 06/15/47  100,000 84,481
Waste Connections, Inc.
3.500% due 05/01/29  100,000 97,881
4.200% due 01/15/33  70,000 67,767
Waste Management, Inc.
2.950% due 06/01/41  35,000 25,944
3.150% due 11/15/27  100,000 98,015
4.625% due 02/15/33  200,000 200,431
4.950% due 03/15/35  65,000 65,301
5.350% due 10/15/54 † 550,000 529,802
Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/28  100,000 100,600
WRKCo, Inc.
4.000% due 03/15/28  100,000 99,090
4.200% due 06/01/32  50,000 48,069
Xylem, Inc.
3.250% due 11/01/26  30,000 29,586
4.375% due 11/01/46  25,000 20,554
20,272,503
Technology - 1.8%
Adobe, Inc.
4.800% due 04/04/29  100,000 102,588
4.850% due 04/04/27  45,000 45,668
4.950% due 01/17/30  100,000 103,327
4.950% due 04/04/34  100,000 102,083
Analog Devices, Inc.
2.100% due 10/01/31  60,000 52,446
2.800% due 10/01/41  50,000 36,409
2.950% due 10/01/51  55,000 35,731
3.450% due 06/15/27  100,000 99,022
3.500% due 12/05/26  100,000 99,164
Apple, Inc.
1.400% due 08/05/28  100,000 92,678
1.650% due 05/11/30  160,000 142,522
1.650% due 02/08/31  200,000 174,648
1.700% due 08/05/31  100,000 86,999
2.050% due 09/11/26  100,000 97,733
2.200% due 09/11/29  100,000 92,864
2.650% due 05/11/50  100,000 62,779
2.650% due 02/08/51  150,000 93,210
2.700% due 08/05/51  100,000 62,604
2.850% due 08/05/61  100,000 59,987
2.950% due 09/11/49  65,000 43,665
3.000% due 11/13/27  100,000 98,094
3.350% due 02/09/27  200,000 198,029
3.750% due 09/12/47  75,000 59,227
3.750% due 11/13/47  50,000 39,465
3.850% due 08/04/46  35,000 28,351
3.950% due 08/08/52  500,000 398,839
4.200% due 05/12/30  200,000 200,950
a
Principal
Amount Value
4.250% due 02/09/47  $ 100,000 $ 85,789
4.300% due 05/10/33  250,000 250,843
4.500% due 02/23/36  50,000 49,887
Applied Materials, Inc.
1.750% due 06/01/30  30,000 26,674
4.350% due 04/01/47  45,000 38,789
4.800% due 06/15/29  65,000 66,496
5.100% due 10/01/35  35,000 36,073
AppLovin Corp.
5.375% due 12/01/31  300,000 305,405
Autodesk, Inc.
2.400% due 12/15/31  80,000 70,216
2.850% due 01/15/30  55,000 51,505
Broadcom, Inc.
2.450% due 02/15/31 ~ 200,000 178,900
3.419% due 04/15/33 ~ 250,000 226,810
3.459% due 09/15/26  26,000 25,764
3.500% due 02/15/41 ~ 315,000 249,804
3.750% due 02/15/51 ~ 140,000 104,816
4.110% due 09/15/28  211,000 210,197
4.150% due 04/15/32 ~ 40,000 38,567
4.300% due 11/15/32  200,000 194,066
4.350% due 02/15/30  50,000 49,828
4.750% due 04/15/29  150,000 151,848
4.800% due 10/15/34  80,000 79,069
5.000% due 04/15/30  200,000 204,570
5.050% due 07/12/29  90,000 92,196
CDW LLC/CDW Finance Corp.
3.569% due 12/01/31  250,000 230,277
CGI, Inc. (Canada)
4.950% due 03/14/30 ~ 100,000 101,025
Dell International LLC/EMC Corp.
3.375% due 12/15/41  500,000 374,004
4.900% due 10/01/26  100,000 100,474
5.300% due 10/01/29  100,000 102,945
5.500% due 04/01/35  100,000 101,033
8.100% due 07/15/36  27,000 32,561
8.350% due 07/15/46  13,000 16,595
Electronic Arts, Inc.
1.850% due 02/15/31  30,000 26,074
2.950% due 02/15/51  20,000 12,500
Fidelity National Information Services, Inc.
1.650% due 03/01/28  20,000 18,671
3.100% due 03/01/41  10,000 7,354
Fiserv, Inc.
2.250% due 06/01/27  100,000 96,336
2.650% due 06/01/30  100,000 91,683
3.200% due 07/01/26  25,000 24,721
3.500% due 07/01/29  245,000 236,082
4.400% due 07/01/49  40,000 32,782
5.450% due 03/15/34  100,000 102,486
5.625% due 08/21/33  100,000 104,024
Genpact Luxembourg SARL/Genpact USA, Inc.
6.000% due 06/04/29  50,000 51,779
Hewlett Packard Enterprise Co.
4.400% due 09/25/27  45,000 45,057
4.550% due 10/15/29  400,000 398,092
5.000% due 10/15/34  70,000 67,933
6.200% due 10/15/35  50,000 52,903
6.350% due 10/15/45  50,000 51,335
HP, Inc.
2.650% due 06/17/31  100,000 88,533
4.000% due 04/15/29  100,000 97,908

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.200% due 04/15/32  $ 100,000 $ 95,611
4.750% due 01/15/28  100,000 101,180
6.000% due 09/15/41  55,000 55,270
Intel Corp.
1.600% due 08/12/28  25,000 22,976
2.000% due 08/12/31  50,000 42,969
2.450% due 11/15/29  150,000 137,100
2.800% due 08/12/41  40,000 26,935
3.050% due 08/12/51  20,000 11,892
3.200% due 08/12/61  25,000 14,259
3.250% due 11/15/49  250,000 158,480
4.150% due 08/05/32  100,000 94,845
4.875% due 02/10/28  75,000 75,972
4.900% due 08/05/52  100,000 82,765
5.200% due 02/10/33  315,000 317,795
5.625% due 02/10/43  50,000 47,599
5.700% due 02/10/53  35,000 32,596
5.900% due 02/10/63  250,000 234,963
International Business Machines Corp.
2.850% due 05/15/40  100,000 73,682
3.500% due 05/15/29  170,000 165,297
4.150% due 05/15/39  100,000 88,140
4.650% due 02/10/28  400,000 404,709
5.100% due 02/06/53  200,000 182,371
5.200% due 02/10/35  250,000 253,841
5.600% due 11/30/39  26,000 26,644
Intuit, Inc.
1.650% due 07/15/30  15,000 13,242
5.200% due 09/15/33  150,000 155,472
KLA Corp.
4.650% due 07/15/32  60,000 60,417
4.950% due 07/15/52  100,000 91,219
Kyndryl Holdings, Inc.
6.350% due 02/20/34  70,000 74,819
Lam Research Corp.
4.000% due 03/15/29  55,000 54,605
4.875% due 03/15/49  25,000 22,796
Leidos, Inc.
2.300% due 02/15/31  55,000 48,149
5.500% due 03/15/35  65,000 66,038
5.750% due 03/15/33  45,000 46,918
Marvell Technology, Inc.
4.750% due 07/15/30  140,000 140,662
Microchip Technology, Inc.
5.050% due 02/15/30  150,000 152,222
Micron Technology, Inc.
2.703% due 04/15/32  20,000 17,406
3.366% due 11/01/41  15,000 11,017
3.477% due 11/01/51  25,000 17,089
5.875% due 09/15/33  100,000 104,509
6.750% due 11/01/29  250,000 270,286
Microsoft Corp.
1.350% due 09/15/30  35,000 30,666
2.400% due 08/08/26  250,000 245,807
2.500% due 09/15/50  100,000 61,420
2.675% due 06/01/60  166,000 98,249
2.921% due 03/17/52  278,000 184,524
3.300% due 02/06/27  300,000 297,046
3.400% due 09/15/26  50,000 49,699
3.450% due 08/08/36  72,000 64,693
3.700% due 08/08/46  200,000 160,786
NetApp, Inc.
5.700% due 03/17/35  100,000 102,735
a
Principal
Amount Value
NVIDIA Corp.
2.000% due 06/15/31  $ 100,000 $ 88,749
3.500% due 04/01/50  200,000 149,519
NXP BV/NXP Funding LLC/NXP USA, Inc.
(Netherlands)
2.500% due 05/11/31  100,000 88,350
3.250% due 05/11/41  60,000 44,156
4.300% due 06/18/29  150,000 148,660
4.400% due 06/01/27  40,000 40,090
5.000% due 01/15/33  50,000 49,883
Oracle Corp.
2.300% due 03/25/28  70,000 66,454
2.875% due 03/25/31  75,000 68,431
3.250% due 11/15/27  350,000 342,230
3.650% due 03/25/41  80,000 63,114
3.850% due 07/15/36  50,000 44,050
3.900% due 05/15/35  105,000 94,778
3.950% due 03/25/51  120,000 88,649
4.000% due 07/15/46  250,000 192,984
4.100% due 03/25/61  95,000 68,744
4.300% due 07/08/34  100,000 95,022
4.375% due 05/15/55  200,000 156,700
4.800% due 08/03/28  125,000 127,087
5.375% due 09/27/54  200,000 182,961
5.500% due 08/03/35  130,000 132,939
5.550% due 02/06/53  500,000 470,609
6.125% due 07/08/39  100,000 105,099
6.250% due 11/09/32  200,000 216,503
6.500% due 04/15/38  100,000 108,869
QUALCOMM, Inc.
3.250% due 05/20/27  50,000 49,394
4.250% due 05/20/32  20,000 19,788
4.300% due 05/20/47  30,000 25,164
4.500% due 05/20/52  45,000 38,133
4.800% due 05/20/45  150,000 136,844
5.000% due 05/20/35  155,000 156,133
Roper Technologies, Inc.
1.750% due 02/15/31  200,000 171,793
3.800% due 12/15/26  30,000 29,759
4.200% due 09/15/28  95,000 94,690
Salesforce, Inc.
1.500% due 07/15/28  65,000 60,425
1.950% due 07/15/31  80,000 70,183
2.700% due 07/15/41  60,000 43,191
2.900% due 07/15/51  100,000 64,061
3.050% due 07/15/61  50,000 30,634
ServiceNow, Inc.
1.400% due 09/01/30  65,000 56,355
Synopsys, Inc.
4.850% due 04/01/30  400,000 405,679
Texas Instruments, Inc.
4.150% due 05/15/48  100,000 82,468
4.900% due 03/14/33  60,000 61,483
5.050% due 05/18/63  200,000 183,570
5.100% due 05/23/35  200,000 203,839
TSMC Arizona Corp. (Taiwan)
3.125% due 10/25/41  200,000 154,966
3.875% due 04/22/27  200,000 199,021
VMware LLC
1.400% due 08/15/26  200,000 193,489
3.900% due 08/21/27  30,000 29,748
Western Digital Corp.
2.850% due 02/01/29  30,000 27,840

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
3.100% due 02/01/32  $ 55,000 $ 48,700
19,424,723
Utilities - 2.4%
AEP Texas, Inc.
3.450% due 05/15/51  35,000 23,589
4.700% due 05/15/32  100,000 98,648
5.400% due 06/01/33  145,000 147,180
AEP Transmission Co. LLC
4.250% due 09/15/48  35,000 28,077
AES Corp.
2.450% due 01/15/31  100,000 87,474
5.800% due 03/15/32  100,000 101,583
Alabama Power Co.
3.125% due 07/15/51  100,000 66,970
4.150% due 08/15/44  90,000 74,397
4.300% due 07/15/48  15,000 12,447
Ameren Illinois Co.
3.800% due 05/15/28  50,000 49,636
3.850% due 09/01/32  50,000 47,405
4.150% due 03/15/46  50,000 41,075
5.550% due 07/01/54  100,000 98,756
American Electric Power Co., Inc.
5.950% due 11/01/32  100,000 106,076
American Water Capital Corp.
2.300% due 06/01/31  50,000 43,967
2.950% due 09/01/27  35,000 34,126
3.250% due 06/01/51  50,000 33,823
3.450% due 06/01/29  100,000 96,939
3.750% due 09/01/47  50,000 38,067
4.300% due 12/01/42  100,000 85,374
4.450% due 06/01/32  75,000 74,078
Appalachian Power Co.
3.700% due 05/01/50  150,000 106,132
7.000% due 04/01/38  150,000 167,083
Arizona Public Service Co.
2.200% due 12/15/31  65,000 55,928
2.950% due 09/15/27  50,000 48,489
4.500% due 04/01/42  100,000 85,720
5.700% due 08/15/34  55,000 56,765
Atmos Energy Corp.
2.625% due 09/15/29  150,000 140,518
3.000% due 06/15/27  30,000 29,435
4.150% due 01/15/43  64,000 53,917
4.300% due 10/01/48  50,000 41,418
5.000% due 12/15/54  35,000 31,880
Baltimore Gas & Electric Co.
2.900% due 06/15/50  30,000 18,883
3.200% due 09/15/49  70,000 47,759
3.750% due 08/15/47  50,000 38,113
Berkshire Hathaway Energy Co.
3.250% due 04/15/28  30,000 29,398
3.800% due 07/15/48  25,000 18,898
4.250% due 10/15/50  200,000 159,952
4.450% due 01/15/49  50,000 41,384
6.125% due 04/01/36  99,000 106,550
Black Hills Corp.
3.150% due 01/15/27  50,000 48,911
4.350% due 05/01/33  30,000 28,259
5.950% due 03/15/28  100,000 103,619
CenterPoint Energy Houston Electric LLC
2.350% due 04/01/31  55,000 48,988
2.400% due 09/01/26  50,000 48,914
3.000% due 02/01/27  50,000 49,034
a
Principal
Amount Value
3.350% due 04/01/51  $ 85,000 $ 59,391
5.050% due 03/01/35  50,000 49,979
CenterPoint Energy Resources Corp.
4.000% due 04/01/28  100,000 99,258
5.250% due 03/01/28  200,000 204,915
5.400% due 07/01/34  50,000 50,862
Commonwealth Edison Co.
3.150% due 03/15/32  35,000 31,973
3.700% due 08/15/28  20,000 19,778
3.750% due 08/15/47  50,000 38,089
3.800% due 10/01/42  100,000 80,198
4.900% due 02/01/33  45,000 45,358
5.300% due 06/01/34  55,000 56,686
5.650% due 06/01/54  65,000 64,501
5.950% due 06/01/55  45,000 46,639
Connecticut Light & Power Co.
4.150% due 06/01/45  25,000 20,411
4.900% due 07/01/33  100,000 100,106
4.950% due 01/15/30  250,000 256,198
4.950% due 08/15/34  65,000 65,026
Consolidated Edison Co. of New York, Inc.
2.400% due 06/15/31  50,000 44,906
3.600% due 06/15/61  50,000 34,157
3.950% due 03/01/43  100,000 81,456
4.000% due 12/01/28  100,000 99,657
4.125% due 05/15/49  50,000 39,554
4.300% due 12/01/56  50,000 39,449
4.500% due 12/01/45  100,000 85,922
5.375% due 05/15/34  80,000 82,631
5.700% due 05/15/54  100,000 99,965
6.150% due 11/15/52  70,000 73,927
Constellation Energy Generation LLC
5.600% due 03/01/28  155,000 160,427
6.500% due 10/01/53  55,000 59,099
Consumers Energy Co.
3.250% due 08/15/46  50,000 36,766
3.600% due 08/15/32  65,000 60,581
3.800% due 11/15/28  100,000 99,281
4.350% due 04/15/49  100,000 84,693
4.600% due 05/30/29  85,000 85,912
Dominion Energy South Carolina, Inc.
4.600% due 06/15/43  100,000 89,032
5.300% due 05/15/33  50,000 51,381
5.450% due 02/01/41  50,000 49,325
Dominion Energy, Inc.
2.250% due 08/15/31  45,000 39,369
2.850% due 08/15/26  30,000 29,497
3.300% due 04/15/41  30,000 22,168
4.250% due 06/01/28  50,000 49,949
4.600% due 05/15/28  145,000 145,996
4.700% due 12/01/44  100,000 86,112
DTE Electric Co.
2.250% due 03/01/30  50,000 45,678
2.950% due 03/01/50  50,000 32,552
3.000% due 03/01/32  150,000 136,504
3.650% due 03/01/52  55,000 40,551
5.250% due 05/15/35  40,000 40,748
DTE Energy Co.
5.850% due 06/01/34  200,000 209,325
Duke Energy Carolinas LLC
3.750% due 06/01/45  200,000 155,424
5.350% due 01/15/53  100,000 96,086
6.050% due 04/15/38  110,000 118,058

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
6.100% due 06/01/37  $ 25,000 $ 26,693
Duke Energy Corp.
2.450% due 06/01/30  160,000 145,248
2.550% due 06/15/31  100,000 89,158
3.150% due 08/15/27  450,000 441,041
3.300% due 06/15/41  100,000 75,106
3.500% due 06/15/51  100,000 68,777
3.950% due 08/15/47  50,000 37,650
4.200% due 06/15/49  65,000 50,763
4.500% due 08/15/32  180,000 176,075
5.450% due 06/15/34  90,000 92,500
Duke Energy Florida LLC
2.500% due 12/01/29  50,000 46,472
5.950% due 11/15/52  40,000 41,123
Duke Energy Indiana LLC
2.750% due 04/01/50  60,000 37,044
3.250% due 10/01/49  50,000 33,966
3.750% due 05/15/46  50,000 38,072
4.900% due 07/15/43  100,000 91,499
5.250% due 03/01/34  40,000 40,922
Duke Energy Ohio, Inc.
2.125% due 06/01/30  35,000 31,533
5.300% due 06/15/35  65,000 66,029
5.550% due 03/15/54  155,000 151,644
Duke Energy Progress LLC
3.700% due 09/01/28  100,000 98,900
5.100% due 03/15/34  100,000 101,488
Edison International
5.250% due 03/15/32  90,000 85,435
5.750% due 06/15/27  10,000 10,072
El Paso Electric Co.
5.000% due 12/01/44  50,000 44,011
Emera U.S. Finance LP (Canada)
4.750% due 06/15/46  200,000 166,509
Enel Chile SA (Chile)
4.875% due 06/12/28  50,000 50,228
Entergy Arkansas LLC
4.200% due 04/01/49  50,000 39,899
Entergy Corp.
2.800% due 06/15/30  100,000 92,426
2.950% due 09/01/26  30,000 29,510
Entergy Louisiana LLC
2.350% due 06/15/32  100,000 86,479
3.100% due 06/15/41  400,000 294,183
3.250% due 04/01/28  50,000 48,861
4.200% due 09/01/48  50,000 39,878
4.950% due 01/15/45  40,000 35,433
5.800% due 03/15/55  105,000 105,187
Essential Utilities, Inc.
2.400% due 05/01/31  100,000 88,255
5.300% due 05/01/52  25,000 22,781
Evergy Kansas Central, Inc.
3.100% due 04/01/27  50,000 49,165
4.100% due 04/01/43  100,000 82,226
4.700% due 03/13/28  25,000 25,297
5.700% due 03/15/53  65,000 64,227
Eversource Energy
2.900% due 03/01/27  100,000 97,598
3.300% due 01/15/28  100,000 97,428
3.375% due 03/01/32  100,000 91,158
4.250% due 04/01/29  25,000 24,767
Exelon Corp.
4.050% due 04/15/30  300,000 295,243
a
Principal
Amount Value
4.450% due 04/15/46  $ 100,000 $ 82,806
4.950% due 06/15/35  35,000 34,038
5.100% due 06/15/45  35,000 31,866
6.500% due 03/15/55  250,000 254,474
Florida Power & Light Co.
2.875% due 12/04/51  300,000 189,395
3.700% due 12/01/47  200,000 152,378
4.950% due 06/01/35  100,000 100,294
5.100% due 04/01/33  65,000 66,477
5.690% due 03/01/40  35,000 36,586
5.950% due 02/01/38  125,000 134,678
Georgia Power Co.
4.300% due 03/15/42  100,000 86,399
4.700% due 05/15/32  100,000 100,056
4.850% due 03/15/31  155,000 158,437
5.125% due 05/15/52  100,000 93,574
5.200% due 03/15/35  250,000 253,619
Idaho Power Co.
5.800% due 04/01/54  200,000 202,235
Indiana Michigan Power Co.
3.250% due 05/01/51  60,000 39,298
4.250% due 08/15/48  25,000 19,881
Interstate Power & Light Co.
3.500% due 09/30/49  25,000 17,691
ITC Holdings Corp.
3.350% due 11/15/27  50,000 48,963
Kentucky Utilities Co.
4.375% due 10/01/45  40,000 33,729
Louisville Gas & Electric Co.
4.250% due 04/01/49  35,000 27,903
MidAmerican Energy Co.
3.650% due 08/01/48  100,000 74,915
5.350% due 01/15/34  75,000 77,769
6.750% due 12/30/31  100,000 112,718
Mississippi Power Co.
3.950% due 03/30/28  25,000 24,913
National Fuel Gas Co.
3.950% due 09/15/27  50,000 49,249
National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/31  100,000 84,200
4.023% due 11/01/32  100,000 95,447
4.850% due 02/07/29  250,000 254,601
8.000% due 03/01/32  50,000 58,852
Nevada Power Co.
5.900% due 05/01/53  250,000 248,989
NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/30  80,000 72,082
4.800% due 12/01/77  100,000 96,014
4.900% due 03/15/29  500,000 508,175
5.050% due 02/28/33  200,000 201,723
5.650% due 05/01/79  100,000 99,867
NiSource, Inc.
3.490% due 05/15/27  50,000 49,255
3.950% due 03/30/48  50,000 38,643
4.800% due 02/15/44  100,000 88,389
5.250% due 02/15/43  100,000 93,400
5.850% due 04/01/55  200,000 198,111
Northern States Power Co.
2.600% due 06/01/51  50,000 30,224
4.500% due 06/01/52  75,000 63,759
5.050% due 05/15/35  250,000 252,609
Oglethorpe Power Corp.
5.050% due 10/01/48  100,000 88,490

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.900% due 02/01/55  $ 30,000 $ 29,512
Ohio Edison Co.
6.875% due 07/15/36  150,000 169,054
Ohio Power Co.
1.625% due 01/15/31  65,000 55,226
Oklahoma Gas & Electric Co.
3.850% due 08/15/47  50,000 38,258
5.400% due 01/15/33  70,000 72,489
Oncor Electric Delivery Co. LLC
3.700% due 11/15/28  100,000 98,521
3.800% due 09/30/47  50,000 37,587
4.150% due 06/01/32  40,000 38,680
4.300% due 05/15/28  100,000 100,507
5.300% due 06/01/42  100,000 95,699
5.550% due 06/15/54  105,000 101,757
Pacific Gas & Electric Co.
2.100% due 08/01/27  500,000 473,697
2.500% due 02/01/31  100,000 86,858
3.300% due 08/01/40  250,000 179,038
3.500% due 08/01/50  45,000 28,892
4.400% due 03/01/32  100,000 93,868
4.950% due 07/01/50  200,000 161,400
5.900% due 10/01/54  25,000 22,695
6.150% due 01/15/33  45,000 46,376
6.400% due 06/15/33  200,000 209,176
6.700% due 04/01/53  105,000 105,411
6.750% due 01/15/53  100,000 100,724
PacifiCorp
2.900% due 06/15/52  80,000 47,428
3.500% due 06/15/29  35,000 33,853
4.125% due 01/15/49  70,000 53,684
5.350% due 12/01/53  300,000 269,985
PECO Energy Co.
2.800% due 06/15/50  45,000 28,301
3.000% due 09/15/49  55,000 36,232
3.900% due 03/01/48  60,000 46,978
PG&E Wildfire Recovery Funding LLC
4.451% due 12/01/49  450,000 386,820
4.722% due 06/01/39  50,000 48,511
Piedmont Natural Gas Co., Inc.
4.650% due 08/01/43  35,000 30,515
Potomac Electric Power Co.
5.200% due 03/15/34  100,000 102,064
PPL Electric Utilities Corp.
3.000% due 10/01/49  70,000 46,210
4.150% due 10/01/45  25,000 20,912
4.150% due 06/15/48  100,000 81,176
4.750% due 07/15/43  50,000 45,316
5.250% due 05/15/53  100,000 95,503
Progress Energy, Inc.
7.750% due 03/01/31  100,000 115,229
Public Service Co. of Colorado
2.700% due 01/15/51  100,000 59,692
3.700% due 06/15/28  50,000 49,473
3.800% due 06/15/47  50,000 37,396
5.250% due 04/01/53  115,000 105,844
Public Service Co. of New Hampshire
2.200% due 06/15/31  30,000 26,416
4.400% due 07/01/28  165,000 165,912
Public Service Co. of Oklahoma
2.200% due 08/15/31  100,000 86,715
Public Service Electric & Gas Co.
2.050% due 08/01/50  100,000 53,233
a
Principal
Amount Value
3.000% due 03/01/51  $ 100,000 $ 65,287
3.100% due 03/15/32  100,000 91,504
3.200% due 08/01/49  60,000 41,848
4.050% due 05/01/48  25,000 20,056
Public Service Enterprise Group, Inc.
2.450% due 11/15/31  100,000 87,867
5.200% due 04/01/29  55,000 56,565
5.450% due 04/01/34  55,000 56,243
6.125% due 10/15/33  100,000 106,290
Puget Energy, Inc.
4.224% due 03/15/32  70,000 66,039
Puget Sound Energy, Inc.
2.893% due 09/15/51  55,000 34,222
5.330% due 06/15/34  115,000 117,474
5.795% due 03/15/40  25,000 25,688
San Diego Gas & Electric Co.
1.700% due 10/01/30  95,000 82,727
3.750% due 06/01/47  50,000 37,163
4.100% due 06/15/49  100,000 77,059
4.150% due 05/15/48  25,000 19,458
5.400% due 04/15/35  130,000 132,798
Sempra
3.400% due 02/01/28  65,000 63,480
3.800% due 02/01/38  100,000 82,833
Sierra Pacific Power Co.
5.900% due 03/15/54  50,000 50,189
Southern California Edison Co.
2.250% due 06/01/30  120,000 105,412
2.850% due 08/01/29  75,000 69,440
2.950% due 02/01/51  120,000 70,376
3.650% due 03/01/28  50,000 48,629
3.650% due 02/01/50  70,000 46,325
3.900% due 03/15/43  50,000 36,955
4.125% due 03/01/48  10,000 7,264
4.500% due 09/01/40  50,000 42,001
5.300% due 03/01/28  200,000 202,618
5.750% due 04/15/54  350,000 313,949
Southern California Gas Co.
5.200% due 06/01/33  200,000 202,851
Southern Co.
4.250% due 07/01/36  30,000 27,457
5.700% due 10/15/32  65,000 68,341
6.375% due 03/15/55  300,000 309,442
Southern Co. Gas Capital Corp.
4.950% due 09/15/34  250,000 247,921
Southwest Gas Corp.
3.800% due 09/29/46  50,000 36,881
4.050% due 03/15/32  60,000 57,020
Southwestern Electric Power Co.
3.250% due 11/01/51  200,000 129,417
3.900% due 04/01/45  50,000 37,700
4.100% due 09/15/28  50,000 49,580
6.200% due 03/15/40  50,000 52,197
Southwestern Public Service Co.
3.750% due 06/15/49  100,000 72,498
Spire Missouri, Inc.
4.800% due 02/15/33  60,000 59,965
System Energy Resources, Inc.
5.300% due 12/15/34  35,000 34,609
Tampa Electric Co.
4.300% due 06/15/48  50,000 40,572
4.450% due 06/15/49  50,000 41,291

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Tucson Electric Power Co.
4.850% due 12/01/48  $ 100,000 $ 87,497
Union Electric Co.
2.625% due 03/15/51  200,000 119,523
3.900% due 04/01/52  30,000 22,927
5.250% due 01/15/54  155,000 143,290
8.450% due 03/15/39  100,000 127,832
Virginia Electric & Power Co.
2.300% due 11/15/31  100,000 87,450
2.400% due 03/30/32  50,000 43,380
2.950% due 11/15/26  50,000 49,109
3.750% due 05/15/27  80,000 79,452
3.800% due 09/15/47  50,000 37,586
4.000% due 11/15/46  20,000 15,587
5.000% due 04/01/33  200,000 202,232
5.650% due 03/15/55  300,000 295,779
8.875% due 11/15/38  25,000 33,064
Washington Gas Light Co.
3.650% due 09/15/49  25,000 17,997
WEC Energy Group, Inc.
2.200% due 12/15/28  100,000 93,041
4.750% due 01/15/28  50,000 50,529
Wisconsin Electric Power Co.
4.300% due 10/15/48  10,000 8,218
Wisconsin Power & Light Co.
3.050% due 10/15/27  100,000 97,343
4.950% due 04/01/33  90,000 90,156
Xcel Energy, Inc.
4.000% due 06/15/28  50,000 49,588
4.600% due 06/01/32  35,000 34,252
5.450% due 08/15/33  200,000 204,142
26,300,568
Total Corporate Bonds & Notes
    (Cost $304,378,220) 285,016,395
MORTGAGE-BACKED SECURITIES - 25.8%
Collateralized Mortgage Obligations - Commercial - 1.5%
Bank
1.844% due 03/15/63  131,250 114,317
1.997% due 11/15/53  250,000 214,155
2.470% due 09/15/64  500,000 437,472
2.649% due 01/15/63  200,000 182,329
2.920% due 12/15/52  200,000 186,305
3.175% due 09/15/60  200,000 195,707
3.625% due 05/15/50  500,000 492,313
BBCMS Mortgage Trust
2.299% due 02/15/54  300,000 264,792
2.639% due 02/15/53  200,000 183,307
3.662% due 04/15/55 § 300,000 275,792
Benchmark Mortgage Trust
1.850% due 09/15/53  250,000 216,670
1.925% due 07/15/53  197,917 172,667
2.576% due 11/15/54  350,000 308,384
2.577% due 04/15/54  200,000 176,267
2.732% due 02/15/53  200,000 183,830
4.121% due 07/15/51 § 200,000 197,015
5.754% due 07/15/56  181,000 190,976
CD Mortgage Trust
3.456% due 11/13/50  175,000 170,235
COMM Mortgage Trust
4.228% due 05/10/51  400,000 391,085
a
Principal
Amount Value
CSAIL Commercial Mortgage Trust
3.458% due 11/15/50 § $ 600,000 $ 581,261
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
1.350% due 05/25/30  575,000 506,045
1.406% due 08/25/30  250,000 218,720
1.477% due 04/25/30  107,143 95,223
1.517% due 03/25/30  222,222 198,413
1.547% due 10/25/30  200,000 175,086
1.558% due 04/25/30  140,000 124,728
1.621% due 12/25/30  186,667 163,680
1.872% due 01/25/30  166,667 151,446
2.020% due 03/25/31  250,000 223,149
2.361% due 10/25/36  250,000 198,502
2.524% due 10/25/29  200,000 187,838
2.673% due 09/25/29  200,000 189,135
2.862% due 05/25/26  478,044 471,929
3.303% due 11/25/27 § 609,000 598,945
3.422% due 02/25/29  196,721 192,565
3.800% due 10/25/32 § 350,000 336,951
3.926% due 06/25/28  100,000 99,733
3.990% due 08/25/33 § 42,000 40,521
4.050% due 07/25/33  318,182 309,587
4.200% due 05/25/33  484,691 476,848
4.404% due 04/25/30 § 200,000 201,972
4.430% due 02/25/33 § 70,370 70,377
5.355% due 01/25/29 § 350,000 363,175
Federal National Mortgage Association-ACES
1.270% due 07/25/30  200,000 174,216
1.514% due 02/25/31 § 245,000 211,508
1.724% due 10/25/31 § 250,000 213,095
1.747% due 11/25/32 § 500,000 418,585
1.821% due 02/25/30  45,112 40,752
2.980% due 08/25/29  425,544 406,659
3.001% due 01/25/28 § 435,190 423,592
3.061% due 05/25/27 § 139,283 136,645
3.087% due 12/25/27 § 120,713 117,801
3.748% due 08/25/30 § 300,000 292,451
4.190% due 07/25/28 § 334,298 334,495
GS Mortgage Securities Trust
3.734% due 11/10/48  400,000 397,507
JPMDB Commercial Mortgage Securities Trust
2.180% due 05/13/53  300,000 250,494
Morgan Stanley Bank of America Merrill Lynch
Trust
3.720% due 12/15/49  570,000 562,953
Morgan Stanley Capital I Trust
2.728% due 05/15/54  250,000 223,881
3.596% due 12/15/49  400,000 390,866
Wells Fargo Commercial Mortgage Trust
2.626% due 04/15/54  250,000 222,084
2.652% due 08/15/49  350,000 341,370
3.453% due 07/15/50  500,000 490,151
4.184% due 06/15/51  200,000 198,048
16,576,600
Federal Home Loan Mortgage Corp. - 6.1%
1.500% due 02/01/37 - 05/01/51 3,746,855 3,034,061
2.000% due 09/01/35 - 02/01/52 13,624,443 11,340,348
2.500% due 08/01/28 - 04/01/52 15,946,751 13,407,709
3.000% due 09/01/26 - 08/01/52 8,448,779 7,567,207
3.500% due 03/01/26 - 09/01/49 4,856,437 4,529,513
4.000% due 10/01/25 - 01/01/53 3,981,065 3,764,914
4.500% due 08/01/25 - 05/01/53 4,246,427 4,115,970

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.000% due 12/01/31 - 12/01/53 $ 6,070,011 $ 5,989,514
5.500% due 04/01/34 - 06/01/55 4,480,538 4,492,813
6.000% due 04/01/36 - 06/01/55 6,036,926 6,163,017
6.500% due 08/01/37 - 06/01/55 3,150,918 3,267,995
67,673,061
Federal National Mortgage Association - 10.8%
1.500% due 12/01/35 - 11/01/51 8,875,859 7,321,231
2.000% due 11/01/35 - 03/01/52 44,784,673 36,284,120
2.500% due 10/01/27 - 04/01/52 22,407,947 19,074,128
3.000% due 02/01/27 - 04/01/52 14,403,137 12,859,615
3.500% due 10/01/25 - 02/01/53 11,538,328 10,674,235
4.000% due 08/01/25 - 08/01/52 7,949,823 7,543,179
4.500% due 05/01/29 - 03/01/53 4,631,552 4,502,521
5.000% due 04/01/34 - 06/01/53 3,140,079 3,108,046
5.500% due 11/01/33 - 02/01/55 8,387,700 8,420,192
6.000% due 09/01/34 - 08/01/54 6,128,754 6,249,989
6.500% due 09/01/36 - 06/01/54 3,670,791 3,802,358
6.577% (RFUCC + 1.695%)
due 06/01/38 § 680 689
7.440% (RFUCC + 1.690%)
due 08/01/39 § 1,768 1,815
119,842,118
Government National Mortgage Association - 5.8%
due 07/20/54 # 1,325,000 1,360,566
due 07/20/54 # 575,000 583,579
due 07/20/54 # 1,000,000 1,001,625
due 07/20/54 # 700,000 687,722
due 07/20/54 # 1,000,000 814,669
2.000% due 10/20/50 - 03/20/52 11,236,815 9,160,967
2.500% due 01/20/43 - 04/20/52 11,861,052 10,112,805
3.000% due 08/20/42 - 08/20/52 8,811,992 7,867,629
3.500% due 10/15/41 - 10/20/52 7,449,389 6,887,702
4.000% due 06/15/39 - 11/20/52 5,452,195 5,136,212
4.500% due 02/15/39 - 03/20/53 4,324,886 4,191,546
5.000% due 05/15/36 - 06/20/55 5,731,422 5,657,273
5.500% due 04/15/37 - 03/20/55 5,999,525 6,028,414
6.000% due 01/15/38 - 09/20/54 3,843,209 3,917,854
6.500% due 10/15/38 - 06/20/54 1,286,856 1,324,745
64,733,308
Uniform Mortgage-Backed Securities - 1.6%
due 07/01/39 # 1,500,000 1,511,010
due 07/01/54 # 1,975,000 2,039,450
due 07/01/54 # 3,025,000 3,024,781
due 07/01/54 # 2,500,000 2,450,336
due 07/01/54 # 1,000,000 865,453
due 07/01/54 # 4,000,000 3,167,425
due 07/01/54 # 2,500,000 2,540,698
due 07/01/55 # 3,000,000 2,487,849
18,087,002
Total Mortgage-Backed Securities
    (Cost $314,821,599) 286,912,089
ASSET-BACKED SECURITIES - 0.4%
Automobile Other - 0.0%
World Omni Auto Receivables Trust
0.840% due 09/15/27  272,000 270,691
a
Principal
Amount Value
Automobile Sequential - 0.1%
BMW Vehicle Lease Trust
4.430% due 06/26/28  $ 100,000 $ 100,632
CarMax Auto Owner Trust
4.600% due 10/15/29  97,000 97,774
4.840% due 01/15/30  75,000 76,060
Gm Financial Automobile Leasing Trust
4.580% due 05/22/28  92,000 92,638
GM Financial Consumer Automobile Receivables
Trust
4.620% due 12/17/29  133,000 134,269
Honda Auto Receivables Owner Trust
4.150% due 10/15/29  68,000 68,181
4.330% due 05/15/29  117,000 117,326
Hyundai Auto Receivables Trust
4.990% due 02/15/29  300,000 302,810
Mercedes-Benz Auto Lease Trust
5.320% due 01/18/28  71,000 71,893
Mercedes-Benz Auto Receivables Trust
4.780% due 12/17/29  75,000 76,038
Nissan Auto Lease Trust
4.750% due 03/15/28  90,000 91,063
Toyota Auto Receivables Owner Trust
4.340% due 11/15/29  88,000 88,601
Volkswagen Auto Lease Trust
4.500% due 06/20/28  90,000 90,685
1,407,970
Credit Card Bullet - 0.2%
American Express Credit Account Master Trust
4.560% due 12/15/29  300,000 303,999
BA Credit Card Trust
4.930% due 05/15/29  350,000 355,388
Citibank Credit Card Issuance Trust
6.150% due 06/15/39  250,000 276,615
Discover Card Execution Note Trust
1.030% due 09/15/28  272,000 261,803
Synchrony Card Funding LLC
4.490% due 05/15/31  200,000 202,049
WF Card Issuance Trust
4.290% due 10/15/29  99,000 99,535
1,499,389
Other Asset-Backed Securities - 0.1%
CNH Equipment Trust
4.770% due 06/15/29  300,000 301,684
John Deere Owner Trust
4.960% due 11/15/28  37,000 37,360
Verizon Master Trust
5.160% due 06/20/29  125,000 126,109
5.340% due 04/22/30  300,000 306,570
771,723
Total Asset-Backed Securities
    (Cost $3,958,497) 3,949,773
U.S. GOVERNMENT AGENCY ISSUES - 0.6%
Federal Farm Credit Banks Funding Corp.
4.500% due 08/14/26  300,000 301,685
Federal Home Loan Banks
1.250% due 12/21/26  300,000 288,855
3.250% due 11/16/28  1,000,000 986,680
3.625% due 09/04/26  250,000 249,013

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.750% due 04/09/27  $ 1,470,000 $ 1,495,210
5.500% due 07/15/36  100,000 109,086
Federal Home Loan Mortgage Corp.
6.250% due 07/15/32  475,000 538,869
Federal National Mortgage Association
0.750% due 10/08/27  800,000 748,602
0.875% due 08/05/30  500,000 432,198
5.625% due 07/15/37  100,000 109,681
6.625% due 11/15/30  500,000 565,969
7.125% due 01/15/30  525,000 597,304
Tennessee Valley Authority
3.500% due 12/15/42  100,000 81,427
3.875% due 03/15/28  318,000 319,081
4.250% due 09/15/65  200,000 161,624
5.250% due 09/15/39  25,000 26,076
5.375% due 04/01/56  50,000 49,787
7.125% due 05/01/30  50,000 57,211
Total U.S. Government Agency Issues
    (Cost $7,360,118) 7,118,358
U.S. TREASURY OBLIGATIONS - 44.8%
U.S. Treasury Bonds - 9.2%
1.125% due 05/15/40  1,750,000 1,088,555
1.125% due 08/15/40  1,700,000 1,046,363
1.250% due 05/15/50  1,850,000 889,445
1.375% due 11/15/40  3,000,000 1,912,148
1.375% due 08/15/50  3,600,000 1,776,094
1.625% due 11/15/50  3,100,000 1,634,160
1.750% due 08/15/41  2,750,000 1,826,602
1.875% due 02/15/41  4,100,000 2,821,312
1.875% due 02/15/51  3,100,000 1,742,297
1.875% due 11/15/51  2,400,000 1,336,125
2.000% due 02/15/50  2,250,000 1,322,051
2.000% due 08/15/51  4,200,000 2,422,711
2.250% due 05/15/41  4,200,000 3,051,562
2.250% due 08/15/46  2,150,000 1,409,174
2.250% due 08/15/49  1,350,000 847,283
2.250% due 02/15/52  2,700,000 1,650,059
2.375% due 02/15/42  3,250,000 2,365,391
2.375% due 11/15/49  1,950,000 1,254,779
2.375% due 05/15/51  3,500,000 2,220,449
2.500% due 02/15/46  1,600,000 1,109,250
2.500% due 05/15/46  1,000,000 691,016
2.750% due 08/15/42  450,000 344,479
2.750% due 11/15/42  1,850,000 1,409,830
2.750% due 11/15/47  2,500,000 1,778,516
2.875% due 08/15/45  1,000,000 748,008
2.875% due 05/15/49  1,275,000 915,659
2.875% due 05/15/52  2,750,000 1,936,172
3.000% due 05/15/42  1,075,000 858,740
3.000% due 05/15/45  1,000,000 766,289
3.000% due 02/15/47  500,000 375,527
3.000% due 05/15/47  700,000 524,535
3.000% due 02/15/48  2,000,000 1,486,641
3.000% due 08/15/48  1,500,000 1,109,824
3.000% due 02/15/49  2,000,000 1,474,219
3.000% due 08/15/52  3,000,000 2,166,445
3.125% due 11/15/41  975,000 799,919
3.125% due 02/15/43  1,000,000 804,492
3.125% due 08/15/44  600,000 473,273
3.125% due 05/15/48  2,700,000 2,049,363
a
Principal
Amount Value
3.250% due 05/15/42  $ 2,000,000 $ 1,655,234
3.375% due 08/15/42  1,250,000 1,049,561
3.625% due 08/15/43  1,525,000 1,312,453
3.625% due 02/15/44  500,000 428,223
3.625% due 02/15/53  3,350,000 2,735,746
3.625% due 05/15/53  3,500,000 2,855,781
3.750% due 08/15/41  1,300,000 1,165,074
3.750% due 11/15/43  1,000,000 874,063
3.875% due 02/15/43  750,000 671,602
3.875% due 05/15/43  2,500,000 2,233,789
4.000% due 11/15/52  2,200,000 1,924,742
4.125% due 08/15/53  1,000,000 893,555
4.250% due 11/15/40  750,000 719,180
4.250% due 02/15/54  4,000,000 3,650,000
4.375% due 05/15/40  1,025,000 1,002,138
4.375% due 05/15/41  775,000 751,296
4.375% due 08/15/43  1,000,000 953,496
4.500% due 02/15/36  1,750,000 1,796,143
4.500% due 05/15/38  500,000 506,055
4.500% due 08/15/39  700,000 697,594
4.500% due 02/15/44  1,750,000 1,691,484
4.625% due 05/15/54  750,000 728,672
4.625% due 02/15/55  3,000,000 2,921,250
4.750% due 02/15/41  1,350,000 1,367,982
4.750% due 11/15/43  750,000 749,443
4.750% due 02/15/45  2,000,000 1,990,000
4.750% due 11/15/53  750,000 743,438
4.750% due 05/15/55  3,500,000 3,480,859
5.000% due 05/15/45  5,000,000 5,137,109
5.375% due 02/15/31  1,100,000 1,183,381
102,308,100
U.S. Treasury Notes - 35.6%
0.500% due 06/30/27  1,000,000 938,535
0.500% due 08/31/27  2,500,000 2,334,277
0.500% due 10/31/27  2,000,000 1,857,813
0.625% due 07/31/26  3,250,000 3,135,869
0.625% due 12/31/27  3,000,000 2,781,797
0.625% due 05/15/30  2,350,000 2,022,377
0.625% due 08/15/30  3,400,000 2,900,426
0.750% due 08/31/26  3,000,000 2,891,836
0.750% due 01/31/28  2,500,000 2,319,824
0.875% due 09/30/26  2,950,000 2,842,141
0.875% due 11/15/30  4,250,000 3,646,533
1.000% due 07/31/28  2,000,000 1,844,219
1.125% due 10/31/26  5,000,000 4,822,461
1.125% due 02/28/27  750,000 717,979
1.125% due 02/29/28  2,750,000 2,572,002
1.125% due 08/31/28  2,750,000 2,539,775
1.125% due 02/15/31  3,500,000 3,029,141
1.250% due 11/30/26  5,000,000 4,822,070
1.250% due 12/31/26  3,500,000 3,369,707
1.250% due 03/31/28  4,000,000 3,746,094
1.250% due 04/30/28  2,500,000 2,337,012
1.250% due 05/31/28  3,000,000 2,799,141
1.250% due 06/30/28  1,500,000 1,396,758
1.250% due 09/30/28  3,000,000 2,776,230
1.250% due 08/15/31  5,500,000 4,706,152
1.375% due 10/31/28  4,000,000 3,709,844
1.375% due 12/31/28  2,400,000 2,217,656
1.375% due 11/15/31  5,500,000 4,707,012
1.500% due 08/15/26  3,200,000 3,114,625
1.500% due 01/31/27  3,500,000 3,376,543
1.500% due 11/30/28  2,500,000 2,324,023

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
1.625% due 10/31/26  $ 3,000,000 $ 2,913,164
1.625% due 08/15/29  2,000,000 1,842,188
1.625% due 05/15/31  6,000,000 5,293,125
1.750% due 12/31/26  2,500,000 2,425,000
1.750% due 01/31/29  1,500,000 1,401,621
1.875% due 07/31/26  1,000,000 977,969
1.875% due 02/28/27  3,000,000 2,908,242
1.875% due 02/28/29  2,000,000 1,874,648
1.875% due 02/15/32  3,500,000 3,075,283
2.000% due 11/15/26  1,000,000 975,195
2.250% due 08/15/27  4,200,000 4,074,656
2.250% due 11/15/27  2,300,000 2,224,441
2.375% due 05/15/27  2,750,000 2,682,432
2.375% due 03/31/29  2,675,000 2,549,400
2.375% due 05/15/29  1,000,000 951,445
2.500% due 03/31/27  2,500,000 2,447,021
2.625% due 05/31/27  2,500,000 2,448,828
2.625% due 02/15/29  2,750,000 2,648,916
2.625% due 07/31/29  2,000,000 1,916,055
2.750% due 04/30/27  2,000,000 1,964,844
2.750% due 07/31/27  1,500,000 1,470,908
2.750% due 02/15/28  3,500,000 3,417,285
2.750% due 05/31/29  2,000,000 1,928,945
2.750% due 08/15/32  3,000,000 2,768,086
2.875% due 05/15/28  2,500,000 2,444,629
2.875% due 08/15/28  1,750,000 1,707,344
2.875% due 04/30/29  2,000,000 1,939,375
2.875% due 05/15/32  3,500,000 3,266,348
3.125% due 08/31/27  2,500,000 2,469,629
3.125% due 11/15/28  3,000,000 2,944,570
3.125% due 08/31/29  1,500,000 1,464,141
3.250% due 06/30/27  3,000,000 2,973,516
3.250% due 06/30/29  1,750,000 1,718,384
3.375% due 05/15/33  4,250,000 4,052,607
3.500% due 09/30/26  5,000,000 4,975,000
3.500% due 01/31/28  2,100,000 2,089,664
3.500% due 04/30/28  2,500,000 2,486,816
3.500% due 09/30/29  2,500,000 2,475,391
3.500% due 01/31/30  1,500,000 1,482,803
3.500% due 04/30/30  1,750,000 1,727,817
3.500% due 02/15/33  4,750,000 4,580,410
3.625% due 03/31/28  3,250,000 3,244,922
3.625% due 05/31/28  3,500,000 3,493,164
3.625% due 08/31/29  3,500,000 3,483,457
3.625% due 03/31/30  2,000,000 1,986,094
3.750% due 08/31/26  2,500,000 2,494,434
3.750% due 04/30/27  1,000,000 1,000,000
3.750% due 06/30/27  2,000,000 2,001,328
3.750% due 04/15/28  1,750,000 1,752,461
3.750% due 12/31/28  2,750,000 2,753,115
3.875% due 05/31/27  13,000,000 13,031,484
3.875% due 11/30/27  2,500,000 2,509,961
3.875% due 12/31/27  1,500,000 1,506,563
3.875% due 09/30/29  1,500,000 1,507,266
3.875% due 04/30/30  2,500,000 2,510,352
3.875% due 06/30/30  1,500,000 1,505,801
3.875% due 08/15/33  2,000,000 1,970,156
3.875% due 08/15/34  1,000,000 976,680
4.000% due 06/30/28  2,750,000 2,773,955
4.000% due 01/31/29  3,000,000 3,027,773
4.000% due 07/31/29  3,000,000 3,028,711
4.000% due 10/31/29  1,500,000 1,514,648
4.000% due 02/28/30  2,000,000 2,019,922
a
Principal
Amount Value
4.000% due 05/31/30  $ 15,000,000 $ 15,147,656
4.000% due 07/31/30  1,750,000 1,765,620
4.000% due 01/31/31  1,500,000 1,510,957
4.000% due 04/30/32  3,000,000 3,004,453
4.000% due 02/15/34  5,750,000 5,691,826
4.125% due 10/31/26  3,000,000 3,008,789
4.125% due 02/28/27  3,000,000 3,016,055
4.125% due 09/30/27  1,000,000 1,009,219
4.125% due 10/31/27  3,000,000 3,027,773
4.125% due 11/15/27  1,500,000 1,514,121
4.125% due 07/31/28  2,000,000 2,024,531
4.125% due 10/31/29  1,500,000 1,521,797
4.125% due 11/30/29  3,000,000 3,044,766
4.125% due 08/31/30  1,750,000 1,775,635
4.125% due 07/31/31  2,000,000 2,023,438
4.125% due 11/30/31  1,750,000 1,768,115
4.125% due 02/29/32  1,500,000 1,514,063
4.125% due 03/31/32  2,000,000 2,018,203
4.125% due 11/15/32  3,450,000 3,474,527
4.250% due 11/30/26  1,500,000 1,507,969
4.250% due 12/31/26  2,500,000 2,514,941
4.250% due 03/15/27  3,000,000 3,023,203
4.250% due 01/15/28  1,000,000 1,013,086
4.250% due 02/15/28  3,000,000 3,041,016
4.250% due 02/28/29  5,000,000 5,089,258
4.250% due 06/30/29  2,000,000 2,037,695
4.250% due 01/31/30  3,000,000 3,059,883
4.250% due 02/28/31  2,000,000 2,039,062
4.250% due 06/30/31  2,000,000 2,037,422
4.250% due 11/15/34  1,000,000 1,003,594
4.250% due 05/15/35  7,500,000 7,512,305
4.375% due 07/31/26  3,000,000 3,012,480
4.375% due 08/15/26  3,500,000 3,515,791
4.375% due 07/15/27  2,500,000 2,531,543
4.375% due 08/31/28  2,500,000 2,549,902
4.375% due 11/30/28  2,500,000 2,552,637
4.375% due 12/31/29  2,500,000 2,562,598
4.375% due 11/30/30  1,750,000 1,795,596
4.375% due 01/31/32  2,000,000 2,047,891
4.375% due 05/15/34  4,500,000 4,571,543
4.500% due 07/15/26  2,000,000 2,010,730
4.500% due 05/31/29  2,000,000 2,055,000
4.500% due 12/31/31  1,000,000 1,031,328
4.500% due 11/15/33  2,500,000 2,568,750
4.625% due 09/30/28  2,500,000 2,569,824
4.625% due 04/30/29  3,000,000 3,094,453
4.625% due 04/30/31  1,500,000 1,557,773
4.625% due 05/31/31  3,000,000 3,115,195
4.625% due 02/15/35  5,000,000 5,160,156
4.875% due 10/31/28  2,000,000 2,072,344
4.875% due 10/31/30  2,000,000 2,099,922
394,886,694
Total U.S. Treasury Obligations
    (Cost $531,136,851) 497,194,794
FOREIGN GOVERNMENT BONDS & NOTES - 1.5%
Canada Government (Canada)
3.750% due 04/26/28
300,000
300,408
4.000% due 03/18/30
145,000
146,243
Chile Government (Chile)
2.550% due 07/27/33
250,000
210,938
3.500% due 01/31/34
200,000
179,742

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
3.860% due 06/21/47
$ 300,000
$ 232,665
4.950% due 01/05/36
200,000
196,474
Export Development Canada (Canada)
3.000% due 05/25/27
200,000
197,088
3.750% due 09/07/27
100,000
100,036
3.875% due 02/14/28
100,000
100,352
Export-Import Bank of Korea (South Korea)
1.625% due 01/18/27
400,000
385,185
5.000% due 01/11/28
150,000
153,145
5.125% due 01/11/33
200,000
206,503
Indonesia Government (Indonesia)
2.850% due 02/14/30
200,000
187,623
3.550% due 03/31/32
200,000
186,627
4.200% due 10/15/50
300,000
242,394
4.550% due 01/11/28
200,000
201,815
5.600% due 01/15/35
200,000
208,996
Israel Government (Israel)
2.750% due 07/03/30
200,000
181,403
5.500% due 03/12/34
200,000
202,782
5.625% due 02/19/35
200,000
203,650
Japan Bank for International Cooperation (Japan)
1.250% due 01/21/31
200,000
172,267
1.875% due 07/21/26
200,000
195,440
1.875% due 04/15/31
200,000
177,402
3.250% due 07/20/28
200,000
196,485
Japan International Cooperation Agency (Japan)
3.375% due 06/12/28
200,000
196,657
Korea Development Bank (South Korea)
2.000% due 09/12/26
200,000
194,861
4.500% due 02/15/29
250,000
252,836
4.875% due 02/03/30
200,000
206,013
Korea International (South Korea)
1.750% due 10/15/31
200,000
174,053
2.750% due 01/19/27
200,000
196,323
Mexico Government (Mexico)
due 01/29/38 #
200,000
203,300
2.659% due 05/24/31
200,000
173,500
3.500% due 02/12/34
200,000
168,350
4.150% due 03/28/27
200,000
199,002
4.280% due 08/14/41
200,000
154,010
4.500% due 01/31/50
200,000
145,960
4.600% due 01/23/46
250,000
189,179
4.600% due 02/10/48
200,000
149,205
4.750% due 04/27/32
350,000
333,343
4.750% due 03/08/44
264,000
208,699
6.400% due 05/07/54
500,000
461,500
6.750% due 09/27/34
225,000
239,400
6.875% due 05/13/37
300,000
313,627
Panama Government (Panama)
3.870% due 07/23/60
200,000
114,506
4.500% due 05/15/47
350,000
242,477
6.400% due 02/14/35
265,000
258,649
6.700% due 01/26/36
100,000
99,689
8.000% due 03/01/38
200,000
214,814
8.875% due 09/30/27
100,000
108,445
Peruvian Government (Peru)
2.780% due 12/01/60
200,000
107,946
2.783% due 01/23/31
300,000
269,445
3.300% due 03/11/41
250,000
186,125
5.375% due 02/08/35
70,000
70,047
5.500% due 03/30/36
111,000
111,211
Philippine Government (Philippines)
1.648% due 06/10/31
200,000
170,005
a
Principal
Amount Value
2.950% due 05/05/45
$ 200,000
$ 137,195
3.000% due 02/01/28
200,000
193,386
4.750% due 03/05/35
100,000
98,068
5.900% due 02/04/50
200,000
204,231
6.375% due 10/23/34
250,000
275,038
7.750% due 01/14/31
200,000
232,476
Province of Alberta Canada (Canada)
1.300% due 07/22/30
250,000
219,455
4.500% due 01/24/34
150,000
149,843
Province of British Columbia (Canada)
1.300% due 01/29/31
500,000
430,915
4.200% due 07/06/33
100,000
98,300
4.800% due 06/11/35
225,000
228,458
4.900% due 04/24/29
200,000
207,041
Province of Manitoba Canada (Canada)
1.500% due 10/25/28
155,000
143,593
Province of New Brunswick Canada (Canada)
3.625% due 02/24/28
50,000
49,574
Province of Ontario (Canada)
1.050% due 05/21/27
200,000
189,821
2.000% due 10/02/29
100,000
92,471
2.125% due 01/21/32
150,000
131,895
4.850% due 06/11/35
90,000
91,868
Province of Quebec (Canada)
1.350% due 05/28/30
50,000
44,182
3.625% due 04/13/28
200,000
198,985
4.250% due 09/05/34
100,000
97,891
4.500% due 04/03/29
200,000
204,325
7.500% due 09/15/29
75,000
85,244
Republic of Italy Government (Italy)
3.875% due 05/06/51
200,000
137,574
4.000% due 10/17/49
200,000
146,405
Republic of Poland Government (Poland)
4.875% due 02/12/30
100,000
102,075
5.125% due 09/18/34
250,000
251,536
5.500% due 11/16/27
250,000
258,398
5.500% due 03/18/54
145,000
134,902
State of Israel (Israel)
3.375% due 01/15/50
500,000
325,344
Svensk Exportkredit AB (Sweden)
3.750% due 09/13/27
200,000
199,913
4.250% due 02/01/29
200,000
202,107
Uruguay Government (Uruguay)
4.125% due 11/20/45
143,467
122,181
4.375% due 10/27/27
200,000
200,884
5.100% due 06/18/50
200,000
185,194
5.750% due 10/28/34
200,000
211,440
Total Foreign Government Bonds & Notes
    (Cost $18,739,511) 17,161,048
MUNICIPAL BONDS - 0.5%
American Municipal Power, Inc.
6.449% due 02/15/44  25,000 26,495
Bay Area Toll Authority
6.263% due 04/01/49  25,000 26,320
7.043% due 04/01/50  50,000 56,738
California State University
2.975% due 11/01/51  50,000 33,515
5.183% due 11/01/53  200,000 190,477
Central Puget Sound Regional Transit Authority
5.491% due 11/01/39  25,000 25,498

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Chicago O'Hare International Airport
4.472% due 01/01/49  $ 50,000 $ 43,495
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.899% due 12/01/40  89,163 98,829
City of Atlanta Water & Wastewater Revenue
2.257% due 11/01/35  100,000 82,171
City of Houston
3.961% due 03/01/47  50,000 41,665
City of New York
5.517% due 10/01/37  40,000 40,670
Commonwealth of Massachusetts
4.910% due 05/01/29  100,000 101,017
5.456% due 12/01/39  25,000 25,395
County of Clark Department of Aviation
6.820% due 07/01/45  125,000 139,404
Dallas Area Rapid Transit
2.613% due 12/01/48  200,000 131,976
Dallas Fort Worth International Airport
4.507% due 11/01/51  100,000 86,353
Dallas Independent School District Class C
6.450% due 02/15/35  50,000 50,369
Empire State Development Corp.
5.770% due 03/15/39  15,000 15,484
Golden State Tobacco Securitization Corp.
4.214% due 06/01/50  150,000 108,167
Grand Parkway Transportation Corp.
3.236% due 10/01/52  250,000 170,794
JobsOhio Beverage System
2.833% due 01/01/38  10,000 8,239
Louisiana Local Government Environmental
Facilities & Community Development Authority
5.198% due 12/01/39  300,000 301,860
Massachusetts School Building Authority
2.950% due 05/15/43  50,000 37,718
3.395% due 10/15/40  20,000 16,903
Metropolitan Transportation Authority
6.668% due 11/15/39  55,000 59,527
Municipal Electric Authority of Georgia
6.637% due 04/01/57  25,000 27,024
6.655% due 04/01/57  93,000 99,359
New Jersey Economic Development Authority
7.425% due 02/15/29  125,000 132,079
New Jersey Turnpike Authority Class A
7.102% due 01/01/41  100,000 114,642
New York City Municipal Water Finance Authority
5.952% due 06/15/42  50,000 51,220
6.011% due 06/15/42  10,000 10,305
Pennsylvania Turnpike Commission
5.511% due 12/01/45  75,000 74,464
Permanent University Fund - University of Texas
System
3.376% due 07/01/47  185,000 139,886
Port Authority of New York & New Jersey
3.175% due 07/15/60  250,000 162,084
4.031% due 09/01/48  50,000 40,934
4.229% due 10/15/57  30,000 24,775
4.458% due 10/01/62  100,000 84,048
5.647% due 11/01/40  150,000 156,372
Regents of the University of California Medical
Center Pooled Revenue
4.132% due 05/15/32  100,000 98,185
a
Principal
Amount Value
Rutgers The State University of New Jersey
3.915% due 05/01/19  $ 15,000 $ 9,965
Sales Tax Securitization Corp.
4.787% due 01/01/48  50,000 45,538
San Diego County Regional Transportation
Commission
5.911% due 04/01/48  50,000 50,451
State Board of Administration Finance Corp.
2.154% due 07/01/30  100,000 89,558
State of California
1.700% due 02/01/28  200,000 189,283
3.500% due 04/01/28  100,000 98,943
5.125% due 03/01/38  200,000 198,851
7.300% due 10/01/39  100,000 115,759
7.500% due 04/01/34  50,000 58,060
7.600% due 11/01/40  270,000 325,886
7.625% due 03/01/40  40,000 47,920
State of Connecticut
5.090% due 10/01/30  50,000 50,271
State of Texas
5.517% due 04/01/39  100,000 103,031
State of Wisconsin
3.154% due 05/01/27  250,000 246,736
Texas Department of Transportation State
Highway Fund
5.178% due 04/01/30  25,000 25,491
University of California
4.767% due 05/15/15  75,000 61,236
4.858% due 05/15/12  100,000 83,073
University of Michigan
3.599% due 04/01/47  80,000 66,152
4.454% due 04/01/22  100,000 78,567
Total Municipal Bonds
    (Cost $5,683,538) 5,079,227
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.3%
    (Cost $1,186,078,334) 1,102,431,684
Shares
SECURITIES LENDING COLLATERAL - 0.1%
Mutual Funds - 0.0%
The Morgan Stanley Institutional Liquidity Funds
4.180% 166,194 166,194
Principal
Amount
Repurchase Agreements - 0.1%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$1,354,102; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $1,381,184) $ 1,353,935 1,353,935
a
Total Securities Lending Collateral
(Cost $1,520,129) 1,520,129

PACIFIC SELECT FUND
PD AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition as a percentage of net assets was as follows:
(b) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
a
Value
TOTAL INVESTMENTS - 99.4%
(Cost $1,187,598,463) $ 1,103,951,813
OTHER ASSETS & LIABILITIES, NET - 0.6% 6,588,228
NET ASSETS - 100.0% $ 1,110,540,041
U.S. Treasury Obligations 44 .8%
Mortgage-Backed Securities 25 .8%
Corporate Bonds & Notes 25 .7%
Others (each less than 3.0%) 3 .1%
99 .4%
Other Assets and Liabilities, Net 0 .6%
100 .0%
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Corporate Bonds & Notes $ 285,016,395 $ – $ 285,016,395 $ –
Mortgage-Backed Securities 286,912,089 – 286,912,089 –
Asset-Backed Securities 3,949,773 – 3,949,773 –
U.S. Government Agency Issues 7,118,358 – 7,118,358 –
U.S. Treasury Obligations 497,194,794 – 497,194,794 –
Foreign Government Bonds & Notes 17,161,048 – 17,161,048 –
Municipal Bonds 5,079,227 – 5,079,227 –
Securities Lending Collateral 1,520,129 166,194 1,353,935 –
Total $ 1,103,951,813 $ 166,194 $ 1,103,785,619 $ –

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 0.0%
Energy - 0.0%
spacing
Patterson-UTI Energy, Inc. 306 $ 1,815
Financial - 0.0%
spacing
Stearns Holdings LLC Class B * ± Ω 3,570 –
Total Common Stocks
    (Cost $44,991) 1,815
Principal
Amount
CORPORATE BONDS & NOTES - 98.4%
Basic Materials - 5.6%
Ahlstrom Holding 3 OYJ (Finland)
4.875% due 02/04/28 ~ $ 100,000 95,510
Alcoa Nederland Holding BV
6.125% due 05/15/28 ~ 170,000 170,956
7.125% due 03/15/31 ~ 100,000 105,018
Algoma Steel, Inc. (Canada)
9.125% due 04/15/29 ~ 50,000 46,311
Alumina Pty. Ltd.
6.375% due 09/15/32 ~ 195,000 198,789
Arsenal AIC Parent LLC
8.000% due 10/01/30 ~ 176,000 188,045
11.500% due 10/01/31 ~ 54,000 60,598
ATI, Inc.
5.125% due 10/01/31  154,000 150,645
5.875% due 12/01/27  57,000 57,314
7.250% due 08/15/30  50,000 52,437
Avient Corp.
6.250% due 11/01/31 ~ 224,000 226,234
Axalta Coating Systems Dutch Holding B BV
7.250% due 02/15/31 ~ 28,000 29,555
Axalta Coating Systems LLC/Axalta Coating
Systems Dutch Holding B BV
4.750% due 06/15/27 ~ 190,000 188,965
Baffinland Iron Mines Corp./Baffinland Iron Mines
LP (Canada)
8.750% due 07/15/26 ~ 145,000 134,434
Capstone Copper Corp. (Canada)
6.750% due 03/31/33 ~ 233,000 238,728
Carpenter Technology Corp.
6.375% due 07/15/28  25,000 25,084
7.625% due 03/15/30  50,000 51,778
Celanese U.S. Holdings LLC
1.400% due 08/05/26  55,000 53,054
6.415% due 07/15/27  222,000 230,047
6.500% due 04/15/30  6,000 6,146
6.580% due 07/15/29  265,000 276,356
6.629% due 07/15/32  151,000 158,410
6.750% due 04/15/33  86,000 86,963
6.850% due 11/15/28  293,000 308,073
7.050% due 11/15/30  192,000 202,210
7.200% due 11/15/33  135,000 143,395
Cerdia Finanz GmbH (Germany)
9.375% due 10/03/31 ~ 112,000 116,365
Champion Iron Canada, Inc. (Canada)
due 07/15/32 # ~ 53,000 53,771
Chemours Co.
4.625% due 11/15/29 ~ 70,000 60,997
5.375% due 05/15/27  80,000 79,334
a
Principal
Amount Value
5.750% due 11/15/28 ~ $ 270,000 $ 253,295
8.000% due 01/15/33 ~ 100,000 93,716
Cleveland-Cliffs, Inc.
4.625% due 03/01/29 ~ 60,000 55,156
4.875% due 03/01/31 ~ 150,000 128,455
5.875% due 06/01/27  35,000 34,994
6.250% due 10/01/40  100,000 75,774
6.750% due 04/15/30 ~ 175,000 169,437
6.875% due 11/01/29 ~ 285,000 280,849
7.000% due 03/15/32 ~ 100,000 94,391
7.375% due 05/01/33 ~ 283,000 265,918
7.500% due 09/15/31 ~ 29,000 27,994
Commercial Metals Co.
4.375% due 03/15/32  92,000 84,814
Compass Minerals International, Inc.
6.750% due 12/01/27 ~ 40,000 40,359
8.000% due 07/01/30 ~ 140,000 144,750
Consolidated Energy Finance SA (Switzerland)
5.625% due 10/15/28 ~ 150,000 129,340
6.500% due 05/15/26 ~ 100,000 97,164
12.000% due 02/15/31 ~ 50,000 49,104
Constellium SE
3.750% due 04/15/29 ~ 195,000 183,377
5.625% due 06/15/28 ~ 95,000 94,503
CVR Partners LP/CVR Nitrogen Finance Corp.
6.125% due 06/15/28 ~ 175,000 175,411
Domtar Corp.
6.750% due 10/01/28 ~ 195,000 176,808
Element Solutions, Inc.
3.875% due 09/01/28 ~ 100,000 97,049
FMC Corp.
8.450% due 11/01/55  205,000 210,304
FMG Resources August 2006 Pty. Ltd. (Australia)
4.375% due 04/01/31 ~ 374,000 349,735
4.500% due 09/15/27 ~ 5,000 4,943
5.875% due 04/15/30 ~ 105,000 106,394
6.125% due 04/15/32 ~ 29,000 29,519
GPD Cos., Inc.
12.500% due 12/31/29 ~ 50,000 48,200
HB Fuller Co.
4.250% due 10/15/28  60,000 58,163
Hecla Mining Co.
7.250% due 02/15/28  100,000 100,853
Herens Holdco SARL (Luxembourg)
4.750% due 05/15/28 ~ 120,000 107,794
Hudbay Minerals, Inc. (Canada)
6.125% due 04/01/29 ~ 160,000 162,612
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.000% due 07/01/28 ~ 75,000 75,419
INEOS Finance PLC (Luxembourg)
6.750% due 05/15/28 ~ 30,000 29,823
7.500% due 04/15/29 ~ 255,000 255,847
INEOS Quattro Finance 2 PLC (United Kingdom)
9.625% due 03/15/29 ~ 145,000 147,181
Infrabuild Australia Pty. Ltd. (Australia)
14.500% due 11/15/28 ~ 136,000 146,974
Ingevity Corp.
3.875% due 11/01/28 ~ 5,000 4,772
Innophos Holdings, Inc.
9.375% due 02/15/28 ~ 125,000 139,373
11.500% due 06/15/29 ~ 11,783 11,909
JW Aluminum Continuous Cast Co.
10.250% due 04/01/30 ~ 149,000 150,618

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Kaiser Aluminum Corp.
4.500% due 06/01/31 ~ $ 56,000 $ 52,429
4.625% due 03/01/28 ~ 50,000 48,953
Magnera Corp.
4.750% due 11/15/29 ~ 227,000 200,813
7.250% due 11/15/31 ~ 90,000 84,940
Mativ Holdings, Inc.
8.000% due 10/01/29 ~ 50,000 45,366
Mercer International, Inc. (Germany)
5.125% due 02/01/29  50,000 40,829
12.875% due 10/01/28 ~ 96,000 97,489
Methanex Corp. (Canada)
5.125% due 10/15/27  312,000 311,154
5.250% due 12/15/29  30,000 29,658
5.650% due 12/01/44  50,000 39,775
Methanex U.S. Operations, Inc.
6.250% due 03/15/32 ~ 21,000 20,953
Mineral Resources Ltd. (Australia)
8.000% due 11/01/27 ~ 175,000 175,943
8.125% due 05/01/27 ~ 61,000 61,012
8.500% due 05/01/30 ~ 180,000 179,250
9.250% due 10/01/28 ~ 72,000 73,775
Minerals Technologies, Inc.
5.000% due 07/01/28 ~ 50,000 49,215
New Gold, Inc. (Canada)
6.875% due 04/01/32 ~ 50,000 51,562
Novelis Corp.
3.250% due 11/15/26 ~ 109,000 107,327
4.750% due 01/30/30 ~ 225,000 215,735
6.875% due 01/30/30 ~ 311,000 321,747
OCI NV (Netherlands)
6.700% due 03/16/33 ~ 220,000 243,685
Olin Corp.
5.000% due 02/01/30  52,000 50,215
5.625% due 08/01/29  222,000 220,449
6.625% due 04/01/33 ~ 45,000 44,346
Olympus Water U.S. Holding Corp.
4.250% due 10/01/28 ~ 270,000 256,937
7.125% due 10/01/27 ~ 45,000 45,850
7.250% due 06/15/31 ~ 24,000 24,500
9.750% due 11/15/28 ~ 417,000 439,635
Perenti Finance Pty. Ltd. (Australia)
7.500% due 04/26/29 ~ 155,000 160,498
Rain Carbon, Inc.
12.250% due 09/01/29 ~ 150,000 161,055
SCIH Salt Holdings, Inc.
4.875% due 05/01/28 ~ 256,000 249,578
6.625% due 05/01/29 ~ 35,000 34,249
SCIL IV LLC/SCIL USA Holdings LLC
5.375% due 11/01/26 ~ 220,000 218,711
SK Invictus Intermediate II SARL
5.000% due 10/30/29 ~ 96,000 93,034
SNF Group SACA (France)
3.125% due 03/15/27 ~ 141,000 137,371
3.375% due 03/15/30 ~ 4,000 3,694
Taseko Mines Ltd. (Canada)
8.250% due 05/01/30 ~ 160,000 167,701
TMS International Corp.
6.250% due 04/15/29 ~ 55,000 52,340
Tronox, Inc.
4.625% due 03/15/29 ~ 130,000 112,290
Vibrantz Technologies, Inc.
9.000% due 02/15/30 ~ 100,000 67,454
a
Principal
Amount Value
WR Grace Holdings LLC
5.625% due 08/15/29 ~ $ 200,000 $ 181,225
13,861,355
Communications - 15.7%
Acuris Finance U.S., Inc./Acuris Finance SARL
5.000% due 05/01/28 ~ 50,000 47,755
9.000% due 08/01/29 ~ 100,000 102,621
Advantage Sales & Marketing, Inc.
6.500% due 11/15/28 ~ 100,000 78,038
Altice Financing SA (Luxembourg)
5.750% due 08/15/29 ~ 400,000 292,478
9.625% due 07/15/27 ~ 100,000 86,080
Altice France SA (France)
5.125% due 01/15/29 ~ 200,000 165,375
5.125% due 07/15/29 ~ 500,000 413,750
5.500% due 10/15/29 ~ 490,000 406,700
8.125% due 02/01/27 ~ 350,000 315,264
AMC Networks, Inc.
due 07/15/32 # ~ 75,000 76,042
4.250% due 02/15/29  225,000 180,465
10.250% due 01/15/29 ~ 162,000 168,075
ANGI Group LLC
3.875% due 08/15/28 ~ 170,000 158,611
Arches Buyer, Inc.
4.250% due 06/01/28 ~ 220,000 210,714
6.125% due 12/01/28 ~ 90,000 82,855
Bell Telephone Co. of Canada or Bell Canada
(Canada)
6.875% due 09/15/55  196,000 201,393
7.000% due 09/15/55  246,000 250,132
Belo Corp.
7.250% due 09/15/27  64,000 66,027
7.750% due 06/01/27  110,000 113,983
Block Communications, Inc.
4.875% due 03/01/28 ~ 50,000 48,079
British Telecommunications PLC (United
Kingdom)
4.250% due 11/23/81 ~ 130,000 127,686
4.875% due 11/23/81 ~ 200,000 183,384
Cable One, Inc.
4.000% due 11/15/30 ~ 50,000 39,436
Cablevision Lightpath LLC
3.875% due 09/15/27 ~ 100,000 96,444
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 02/01/31 ~ 510,000 476,750
4.250% due 01/15/34 ~ 230,000 204,887
4.500% due 08/15/30 ~ 300,000 286,201
4.500% due 05/01/32  854,000 795,815
4.500% due 06/01/33 ~ 163,000 149,089
4.750% due 03/01/30 ~ 415,000 402,362
4.750% due 02/01/32 ~ 175,000 166,102
5.000% due 02/01/28 ~ 565,000 560,181
5.125% due 05/01/27 ~ † 556,000 554,592
5.375% due 06/01/29 ~ 157,000 156,535
6.375% due 09/01/29 ~ 381,000 388,908
7.375% due 03/01/31 ~ 200,000 208,807
Ciena Corp.
4.000% due 01/31/30 ~ 80,000 75,870
Clear Channel Outdoor Holdings, Inc.
5.125% due 08/15/27 ~ 280,000 276,990
7.500% due 06/01/29 ~ 125,000 115,715
7.875% due 04/01/30 ~ 270,000 278,951
9.000% due 09/15/28 ~ 240,000 251,642

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
CMG Media Corp.
8.875% due 06/18/29 ~ $ 150,000 $ 141,774
Cogent Communications Group LLC
7.000% due 06/15/27 ~ 114,000 114,625
Cogent Communications Group LLC/Cogent
Finance, Inc.
6.500% due 07/01/32 ~ 88,000 86,765
7.000% due 06/15/27 ~ 105,000 105,285
CommScope LLC
4.750% due 09/01/29 ~ 284,000 277,619
7.125% due 07/01/28 ~ 117,000 115,075
8.250% due 03/01/27 ~ † 224,000 223,309
9.500% due 12/15/31 ~ 177,000 185,487
Connect Finco SARL/Connect U.S. Finco LLC
(United Kingdom)
9.000% due 09/15/29 ~ 265,000 266,690
Consolidated Communications, Inc.
6.500% due 10/01/28 ~ 100,000 102,028
CSC Holdings LLC
3.375% due 02/15/31 ~ 200,000 138,752
4.125% due 12/01/30 ~ 160,000 113,021
4.500% due 11/15/31 ~ 235,000 165,567
4.625% due 12/01/30 ~ 566,000 263,720
5.000% due 11/15/31 ~ 50,000 23,375
5.375% due 02/01/28 ~ 310,000 284,087
5.500% due 04/15/27 ~ 40,000 38,224
5.750% due 01/15/30 ~ 300,000 148,683
6.500% due 02/01/29 ~ 300,000 244,196
7.500% due 04/01/28 ~ 200,000 148,613
11.250% due 05/15/28 ~ 315,000 314,057
11.750% due 01/31/29 ~ 400,000 380,712
Cumulus Media New Holdings, Inc.
8.000% due 07/01/29 ~ 88,000 24,860
Directv Financing LLC
8.875% due 02/01/30 ~ 200,000 196,298
Directv Financing LLC/Directv Financing Co-
Obligor, Inc.
5.875% due 08/15/27 ~ 640,000 638,311
10.000% due 02/15/31 ~ 386,000 375,006
Discovery Communications LLC
3.625% due 05/15/30  63,000 55,687
3.950% due 03/20/28  250,000 239,067
4.125% due 05/15/29  59,000 54,841
DISH DBS Corp.
5.125% due 06/01/29  250,000 166,875
5.250% due 12/01/26 ~ 575,000 522,891
5.750% due 12/01/28 ~ 293,000 254,177
7.375% due 07/01/28  235,000 169,899
7.750% due 07/01/26  218,000 193,803
DISH Network Corp.
11.750% due 11/15/27 ~ 727,000 749,970
Dotdash Meredith, Inc.
7.625% due 06/15/32 ~ 75,000 72,783
EchoStar Corp.
10.750% due 11/30/29  982,000 1,012,295
EchoStar Corp.
6.750% Cash or 6.750% PIK
due 11/30/30  348,474 318,284
Embarq LLC
7.995% due 06/01/36  150,000 68,869
Fibercop SpA (Italy)
6.000% due 09/30/34 ~ 175,000 164,647
6.375% due 11/15/33 ~ 55,000 53,685
a
Principal
Amount Value
7.200% due 07/18/36 ~ $ 100,000 $ 97,958
7.721% due 06/04/38 ~ 101,000 100,495
Frontier Communications Holdings LLC
5.000% due 05/01/28 ~ 295,000 295,087
5.875% due 10/15/27 ~ 185,000 185,186
6.000% due 01/15/30 ~ 26,000 26,357
6.750% due 05/01/29 ~ 100,000 101,377
8.625% due 03/15/31 ~ 260,000 276,463
Frontier North, Inc.
6.730% due 02/15/28  286,000 293,369
GCI LLC
4.750% due 10/15/28 ~ 200,000 193,516
Gen Digital, Inc.
6.250% due 04/01/33 ~ 192,000 197,634
6.750% due 09/30/27 ~ 100,000 101,853
7.125% due 09/30/30 ~ 42,000 43,626
Getty Images, Inc.
9.750% due 03/01/27 ~ 100,000 98,081
11.250% due 02/21/30 ~ 105,000 104,304
Go Daddy Operating Co. LLC/GD Finance Co.,
Inc.
5.250% due 12/01/27 ~ 210,000 209,999
GoTo Group, Inc.
5.500% due 05/01/28 ~ 200,000 164,500
Gray Media, Inc.
5.375% due 11/15/31 ~ 350,000 262,744
10.500% due 07/15/29 ~ 339,000 364,450
GrubHub Holdings, Inc.
5.500% due 07/01/27 ~ † 180,000 174,879
Hughes Satellite Systems Corp.
5.250% due 08/01/26  5,000 4,455
6.625% due 08/01/26  13,000 9,268
iHeartCommunications, Inc.
7.750% due 08/15/30 ~ 169,990 131,742
9.125% due 05/01/29 ~ 150,000 123,750
10.875% due 05/01/30 ~ 130,000 64,025
Iliad Holding SASU (France)
7.000% due 04/15/32 ~ 40,000 41,033
8.500% due 04/15/31 ~ 260,000 278,337
Intelsat Jackson Holdings SA (Luxembourg)
6.500% due 03/15/30 ~ 554,000 566,297
ION Trading Technologies SARL (Luxembourg)
5.750% due 05/15/28 ~ 100,000 96,581
9.500% due 05/30/29 ~ 100,000 103,200
Lamar Media Corp.
3.625% due 01/15/31  120,000 110,976
3.750% due 02/15/28  72,000 69,841
4.875% due 01/15/29  80,000 79,147
LCPR Senior Secured Financing DAC
5.125% due 07/15/29 ~ 144,000 84,964
6.750% due 10/15/27 ~ 150,000 101,175
Level 3 Financing, Inc.
3.625% due 01/15/29 ~ 100,000 86,000
4.000% due 04/15/31 ~ 310,000 266,600
4.250% due 07/01/28 ~ 100,000 92,197
4.875% due 06/15/29 ~ 100,000 93,875
6.875% due 06/30/33 ~ 324,283 330,199
10.000% due 10/15/32 ~ 127,620 129,111
11.000% due 11/15/29 ~ 339,813 390,220
Lumen Technologies, Inc.
4.500% due 01/15/29 ~ 500,000 450,475
10.000% due 10/15/32 ~ 151,000 154,397

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Match Group Holdings II LLC
3.625% due 10/01/31 ~ $ 10,000 $ 8,954
4.125% due 08/01/30 ~ 165,000 154,411
4.625% due 06/01/28 ~ 237,000 231,436
5.000% due 12/15/27 ~ 5,000 4,976
McGraw-Hill Education, Inc.
5.750% due 08/01/28 ~ 154,000 155,034
7.375% due 09/01/31 ~ 125,000 130,488
8.000% due 08/01/29 ~ 105,000 106,981
Midcontinent Communications
8.000% due 08/15/32 ~ 88,000 93,238
Millennium Escrow Corp.
6.625% due 08/01/26 ~ 150,000 123,315
Neptune Bidco U.S., Inc.
9.290% due 04/15/29 ~ 545,000 531,102
Newfold Digital Holdings Group, Inc.
11.750% due 10/15/28 ~ 249,000 182,704
Nexstar Media, Inc.
4.750% due 11/01/28 ~ 130,000 126,717
5.625% due 07/15/27 ~ 248,000 247,580
Outfront Media Capital LLC/Outfront Media
Capital Corp.
4.250% due 01/15/29 ~ 100,000 95,730
4.625% due 03/15/30 ~ 100,000 95,582
7.375% due 02/15/31 ~ 50,000 52,974
Paramount Global
6.250% due 02/28/57  142,000 133,768
6.375% due 03/30/62  225,000 221,261
Radiate Holdco LLC/Radiate Finance, Inc.
6.500% due 09/15/28 ~ 83,000 53,139
Rakuten Group, Inc. (Japan)
6.250% due 04/22/31 ~ 50,000 46,403
8.125% due 12/15/29 ~ 200,000 196,083
9.750% due 04/15/29 ~ 300,000 329,452
11.250% due 02/15/27 ~ 365,000 397,164
Rogers Communications, Inc. (Canada)
5.250% due 03/15/82 ~ 100,000 99,304
7.000% due 04/15/55  187,000 191,648
7.125% due 04/15/55  100,000 101,411
Scripps Escrow II, Inc.
3.875% due 01/15/29 ~ 155,000 135,073
Scripps Escrow, Inc.
5.875% due 07/15/27 ~ 150,000 133,626
Sinclair Television Group, Inc.
4.375% due 12/31/32 ~ 100,000 70,344
5.500% due 03/01/30 ~ 100,000 81,125
8.125% due 02/15/33 ~ 179,000 180,984
Sirius XM Radio LLC
3.125% due 09/01/26 ~ 50,000 49,094
3.875% due 09/01/31 ~ 300,000 266,862
4.000% due 07/15/28 ~ 425,000 408,484
4.125% due 07/01/30 ~ 292,000 269,418
5.000% due 08/01/27 ~ 186,000 184,538
5.500% due 07/01/29 ~ 133,000 132,210
Snap, Inc.
6.875% due 03/01/33 ~ 196,000 201,243
Stagwell Global LLC
5.625% due 08/15/29 ~ 152,000 145,550
Sunrise FinCo I BV (Netherlands)
4.875% due 07/15/31 ~ 323,000 305,679
TEGNA, Inc.
4.625% due 03/15/28  134,000 130,729
5.000% due 09/15/29  100,000 95,591
a
Principal
Amount Value
Telecom Italia Capital SA (Italy)
6.000% due 09/30/34  $ 168,000 $ 168,534
7.200% due 07/18/36  1,000 1,066
7.721% due 06/04/38  250,000 269,779
Telesat Canada/Telesat LLC (Canada)
5.625% due 12/06/26 ~ 100,000 60,500
6.500% due 10/15/27 ~ 100,000 37,511
TELUS Corp. (Canada)
7.000% due 10/15/55  63,000 63,579
Univision Communications, Inc.
4.500% due 05/01/29 ~ 152,000 138,347
6.625% due 06/01/27 ~ 205,000 204,629
7.375% due 06/30/30 ~ 236,000 232,107
8.000% due 08/15/28 ~ 285,000 289,449
8.500% due 07/31/31 ~ 184,000 184,370
Urban One, Inc.
7.375% due 02/01/28 ~ 100,000 56,398
Viasat, Inc.
5.625% due 04/15/27 ~ 105,000 104,655
6.500% due 07/15/28 ~ † 260,000 245,953
7.500% due 05/30/31 ~ 1,000 867
Viavi Solutions, Inc.
3.750% due 10/01/29 ~ 50,000 46,771
Virgin Media Finance PLC (United Kingdom)
5.000% due 07/15/30 ~ 284,000 259,772
Virgin Media Secured Finance PLC (United
Kingdom)
5.500% due 05/15/29 ~ 353,000 347,425
Vmed O2 U.K. Financing I PLC (United Kingdom)
4.750% due 07/15/31 ~ 380,000 351,748
7.750% due 04/15/32 ~ 325,000 338,129
Vodafone Group PLC (United Kingdom)
4.125% due 06/04/81  350,000 320,262
5.125% due 06/04/81  255,000 193,529
7.000% due 04/04/79  200,000 208,980
VZ Secured Financing BV (Netherlands)
5.000% due 01/15/32 ~ 500,000 445,224
Wayfair LLC
7.250% due 10/31/29 ~ 216,000 216,637
7.750% due 09/15/30 ~ 125,000 126,088
Windstream Services LLC/Windstream Escrow
Finance Corp.
8.250% due 10/01/31 ~ 443,000 464,326
Zayo Group Holdings, Inc.
4.000% due 03/01/27 ~ 390,000 366,099
Zegona Finance PLC (United Kingdom)
8.625% due 07/15/29 ~ 80,000 85,560
Ziff Davis, Inc.
4.625% due 10/15/30 ~ 175,000 163,501
38,517,639
Consumer, Cyclical - 19.8%
Academy Ltd.
6.000% due 11/15/27 ~ 150,000 150,501
Acushnet Co.
7.375% due 10/15/28 ~ 21,000 21,915
Adams Homes, Inc.
9.250% due 10/15/28 ~ 145,000 149,577
Adient Global Holdings Ltd.
7.000% due 04/15/28 ~ 20,000 20,629
7.500% due 02/15/33 ~ 200,000 204,698
Advance Auto Parts, Inc.
1.750% due 10/01/27  5,000 4,671
3.900% due 04/15/30  201,000 188,489

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
5.950% due 03/09/28  $ 126,000 $ 128,989
Affinity Interactive
6.875% due 12/15/27 ~ 89,000 54,681
Air Canada (Canada)
3.875% due 08/15/26 ~ 210,000 208,025
Air Canada Pass-Through Trust Class C
(Canada)
10.500% due 07/15/26 ~ 100,000 105,625
Allegiant Travel Co.
7.250% due 08/15/27 ~ 225,000 225,244
Allen Media LLC/Allen Media Co-Issuer, Inc.
10.500% due 02/15/28 ~ 100,000 38,000
Allison Transmission, Inc.
3.750% due 01/30/31 ~ 100,000 91,721
5.875% due 06/01/29 ~ 250,000 252,738
AMC Entertainment Holdings, Inc.
7.500% due 02/15/29 ~ 165,000 130,210
Amer Sports Co. (Finland)
6.750% due 02/16/31 ~ 39,000 40,635
American Airlines, Inc.
7.250% due 02/15/28 ~ 235,000 240,152
8.500% due 05/15/29 ~ 160,000 167,866
American Airlines, Inc./AAdvantage Loyalty IP
Ltd.
5.750% due 04/20/29 ~ 435,000 434,890
American Axle & Manufacturing, Inc.
5.000% due 10/01/29  18,000 16,486
6.500% due 04/01/27  140,000 140,060
6.875% due 07/01/28  165,000 165,195
American Builders & Contractors Supply Co., Inc.
4.000% due 01/15/28 ~ 249,000 243,713
Aptiv Swiss Holdings Ltd.
6.875% due 12/15/54  165,000 167,053
Aramark Services, Inc.
5.000% due 02/01/28 ~ 305,000 304,065
Arko Corp.
5.125% due 11/15/29 ~ 100,000 84,518
Asbury Automotive Group, Inc.
4.625% due 11/15/29 ~ 177,000 171,027
4.750% due 03/01/30  103,000 99,801
5.000% due 02/15/32 ~ 190,000 180,898
Ashton Woods USA LLC/Ashton Woods Finance
Co.
6.625% due 01/15/28 ~ 162,000 162,770
Aston Martin Capital Holdings Ltd. (Jersey)
10.000% due 03/31/29 ~ 130,000 123,240
Avianca Midco 2 PLC
9.000% due 12/01/28 ~ 220,000 208,702
9.625% due 02/14/30 ~ 230,000 212,316
Banijay Entertainment SAS (France)
8.125% due 05/01/29 ~ 200,000 207,661
Bath & Body Works, Inc.
5.250% due 02/01/28  100,000 100,564
6.625% due 10/01/30 ~ 60,000 61,901
6.694% due 01/15/27  215,000 220,153
6.750% due 07/01/36  181,000 184,254
6.875% due 11/01/35  25,000 25,963
7.600% due 07/15/37  5,000 5,105
BCPE Flavor Debt Merger Sub LLC & BCPE
Flavor Issuer, Inc.
due 07/01/32 # ~ 100,000 102,392
a
Principal
Amount Value
BCPE Ulysses Intermediate, Inc.
7.750% Cash or 8.500% PIK
due 04/01/27 ~ $ 165,000 $ 159,595
Beach Acquisition Bidco LLC
due 07/15/33 # ~ 200,000 207,803
Beazer Homes USA, Inc.
7.250% due 10/15/29  139,000 140,426
7.500% due 03/15/31 ~ 100,000 101,503
Bloomin' Brands, Inc./OSI Restaurant Partners
LLC
5.125% due 04/15/29 ~ 136,000 126,243
BlueLinx Holdings, Inc.
6.000% due 11/15/29 ~ 165,000 158,890
Boyd Gaming Corp.
4.750% due 12/01/27  278,000 276,459
4.750% due 06/15/31 ~ 55,000 52,749
Boyne USA, Inc.
4.750% due 05/15/29 ~ 1,000 971
Brinker International, Inc.
8.250% due 07/15/30 ~ 135,000 143,970
Brookfield Residential Properties, Inc./Brookfield
Residential U.S. LLC (Canada)
4.875% due 02/15/30 ~ 23,000 20,552
5.000% due 06/15/29 ~ 100,000 91,093
6.250% due 09/15/27 ~ 205,000 204,300
Caesars Entertainment, Inc.
4.625% due 10/15/29 ~ 326,000 311,389
6.000% due 10/15/32 ~ 90,000 88,320
6.500% due 02/15/32 ~ 290,000 297,755
7.000% due 02/15/30 ~ 267,000 276,667
Carnival Corp.
5.750% due 03/01/27 ~ 609,000 614,409
5.750% due 03/15/30 ~ 205,000 208,601
5.875% due 06/15/31 ~ 53,000 54,027
6.000% due 05/01/29 ~ 300,000 303,320
6.125% due 02/15/33 ~ 200,000 204,755
6.650% due 01/15/28  155,000 159,798
Carvana Co.
9.000% Cash or 12.000% PIK
due 12/01/28 ~ 209,803 215,410
9.000% Cash or 13.000% PIK
due 06/01/30 ~ 274,057 288,379
9.000% Cash or 14.000% PIK
due 06/01/31 ~ 368,000 436,316
CD&R Smokey Buyer, Inc./Radio Systems Corp.
9.500% due 10/15/29 ~ 100,000 81,614
Century Communities, Inc.
3.875% due 08/15/29 ~ 105,000 97,370
Champ Acquisition Corp.
8.375% due 12/01/31 ~ 55,000 58,582
Churchill Downs, Inc.
5.500% due 04/01/27 ~ 230,000 229,700
6.750% due 05/01/31 ~ 205,000 210,960
Cinemark USA, Inc.
5.250% due 07/15/28 ~ 150,000 149,397
7.000% due 08/01/32 ~ 27,000 28,051
Clarios Global LP/Clarios U.S. Finance Co.
6.750% due 05/15/28 ~ 47,000 48,284
6.750% due 02/15/30 ~ 129,000 134,236
8.500% due 05/15/27 ~ 396,000 398,477
Cooper-Standard Automotive, Inc.
5.625% due 05/15/27 ~ 78,804 68,478

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Cougar JV Subsidiary LLC
8.000% due 05/15/32 ~ $ 64,000 $ 68,283
Crocs, Inc.
4.125% due 08/15/31 ~ 57,000 51,390
Dana, Inc.
4.250% due 09/01/30  10,000 9,862
4.500% due 02/15/32  175,000 171,173
5.625% due 06/15/28  129,000 129,843
Dealer Tire LLC/DT Issuer LLC
8.000% due 02/01/28 ~ 115,000 111,180
Dornoch Debt Merger Sub, Inc.
6.625% due 10/15/29 ~ 100,000 77,564
Dream Finders Homes, Inc.
8.250% due 08/15/28 ~ 138,000 143,962
eG Global Finance PLC (United Kingdom)
12.000% due 11/30/28 ~ 169,000 186,741
Empire Communities Corp. (Canada)
9.750% due 05/01/29 ~ 58,000 59,386
Empire Resorts, Inc.
7.750% due 11/01/26 ~ 100,000 98,474
Evergreen Acqco 1 LP/TVI, Inc.
9.750% due 04/26/28 ~ 29,000 30,360
Ferrellgas LP/Ferrellgas Finance Corp.
5.375% due 04/01/26 ~ 50,000 49,626
5.875% due 04/01/29 ~ 190,000 175,940
Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc.
4.625% due 01/15/29 ~ 308,000 295,200
6.750% due 01/15/30 ~ 205,000 189,339
FirstCash, Inc.
4.625% due 09/01/28 ~ 100,000 98,251
5.625% due 01/01/30 ~ 75,000 74,906
6.875% due 03/01/32 ~ 67,000 69,415
Foot Locker, Inc.
4.000% due 10/01/29 ~ 145,000 137,265
Forestar Group, Inc.
5.000% due 03/01/28 ~ 5,000 4,925
6.500% due 03/15/33 ~ 210,000 211,739
Forvia SE (France)
8.000% due 06/15/30 ~ 210,000 215,426
Full House Resorts, Inc.
8.250% due 02/15/28 ~ 5,000 4,862
FXI Holdings, Inc.
12.250% due 11/15/26 ~ 162,000 142,951
Gap, Inc.
3.625% due 10/01/29 ~ 5,000 4,650
3.875% due 10/01/31 ~ 235,000 211,225
Garrett Motion Holdings, Inc./Garrett LX I SARL
7.750% due 05/31/32 ~ 128,000 133,382
Gates Corp.
6.875% due 07/01/29 ~ 96,000 99,803
Genting New York LLC/GENNY Capital, Inc.
7.250% due 10/01/29 ~ 185,000 192,078
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
(United Kingdom)
8.375% due 01/15/29 ~ 100,000 92,518
8.750% due 01/15/32 ~ 100,000 85,325
Goodyear Tire & Rubber Co.
5.000% due 05/31/26  36,000 36,117
5.000% due 07/15/29  35,000 34,242
5.250% due 07/15/31  65,000 62,366
5.625% due 04/30/33  270,000 258,684
6.625% due 07/15/30  80,000 81,663
a
Principal
Amount Value
7.000% due 03/15/28  $ 145,000 $ 149,159
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.
7.000% due 08/15/28 ~ 50,000 29,234
Great Canadian Gaming Corp./Raptor LLC
(Canada)
8.750% due 11/15/29 ~ 50,000 48,976
Group 1 Automotive, Inc.
4.000% due 08/15/28 ~ 255,000 246,338
6.375% due 01/15/30 ~ 32,000 32,920
Guitar Center, Inc.
8.500% due 01/15/26 ~ 6,000 4,831
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/32 ~ 300,000 271,945
4.000% due 05/01/31 ~ 167,000 157,122
5.875% due 04/01/29 ~ 196,000 200,312
5.875% due 03/15/33 ~ 70,000 71,367
6.125% due 04/01/32 ~ 204,000 209,058
Hilton Grand Vacations Borrower LLC/Hilton
Grand Vacations Borrower, Inc.
4.875% due 07/01/31 ~ 155,000 142,941
5.000% due 06/01/29 ~ 274,000 263,717
6.625% due 01/15/32 ~ 49,000 49,792
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp.
4.875% due 04/01/27  287,000 286,857
IHO Verwaltungs GmbH (Germany)
6.375% Cash or 7.125% PIK
due 05/15/29 ~ 100,000 100,151
IHO Verwaltungs GmbH (Germany)
7.750% Cash or 8.500% PIK
due 11/15/30 ~ 100,000 102,707
Interface, Inc.
5.500% due 12/01/28 ~ 127,000 125,263
International Game Technology PLC
5.250% due 01/15/29 ~ 220,000 218,165
Jacobs Entertainment, Inc.
6.750% due 02/15/29 ~ 160,000 154,116
Jaguar Land Rover Automotive PLC (United
Kingdom)
4.500% due 10/01/27 ~ 95,000 93,355
5.500% due 07/15/29 ~ 5,000 4,981
5.875% due 01/15/28 ~ 230,000 231,187
JB Poindexter & Co., Inc.
8.750% due 12/15/31 ~ 180,000 183,411
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/31 ~ 309,000 300,813
K Hovnanian Enterprises, Inc.
11.750% due 09/30/29 ~ 150,000 162,797
KB Home
4.000% due 06/15/31  70,000 65,029
6.875% due 06/15/27  80,000 82,458
KFC Holding Co./Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.750% due 06/01/27 ~ 323,000 322,415
Kohl's Corp.
5.125% due 05/01/31  138,000 99,756
5.550% due 07/17/45  50,000 27,355
10.000% due 06/01/30 ~ 115,000 119,330
Landsea Homes Corp.
8.875% due 04/01/29 ~ 105,000 109,570
LBM Acquisition LLC
6.250% due 01/15/29 ~ 95,000 82,494

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
LCM Investments Holdings II LLC
4.875% due 05/01/29 ~ $ 100,000 $ 97,328
8.250% due 08/01/31 ~ 222,000 236,212
Levi Strauss & Co.
3.500% due 03/01/31 ~ 220,000 201,530
LGI Homes, Inc.
4.000% due 07/15/29 ~ 25,000 22,392
7.000% due 11/15/32 ~ 70,000 66,693
8.750% due 12/15/28 ~ 2,000 2,080
Liberty Interactive LLC
8.250% due 02/01/30  100,000 12,000
Life Time, Inc.
6.000% due 11/15/31 ~ 85,000 86,409
Light & Wonder International, Inc.
7.250% due 11/15/29 ~ 156,000 160,817
7.500% due 09/01/31 ~ 93,000 97,375
Lindblad Expeditions LLC
6.750% due 02/15/27 ~ 219,000 220,428
Lithia Motors, Inc.
3.875% due 06/01/29 ~ 260,000 248,166
4.375% due 01/15/31 ~ 5,000 4,758
4.625% due 12/15/27 ~ 30,000 29,789
Live Nation Entertainment, Inc.
3.750% due 01/15/28 ~ 60,000 58,209
4.750% due 10/15/27 ~ 205,000 202,929
M/I Homes, Inc.
4.950% due 02/01/28  188,000 186,938
Macy's Retail Holdings LLC
5.125% due 01/15/42  35,000 24,291
5.875% due 04/01/29 ~ 180,000 178,318
5.875% due 03/15/30 ~ 75,000 73,769
6.375% due 03/15/37  91,000 74,444
6.700% due 07/15/34 ~ 105,000 88,327
MajorDrive Holdings IV LLC
6.375% due 06/01/29 ~ 100,000 79,054
Marriott Ownership Resorts, Inc.
4.500% due 06/15/29 ~ 70,000 67,272
4.750% due 01/15/28  130,000 127,290
Mattamy Group Corp. (Canada)
4.625% due 03/01/30 ~ 145,000 139,479
5.250% due 12/15/27 ~ 150,000 149,383
Melco Resorts Finance Ltd. (Hong Kong)
5.375% due 12/04/29 ~ 200,000 187,782
5.625% due 07/17/27 ~ 90,000 89,899
5.750% due 07/21/28 ~ 90,000 88,155
7.625% due 04/17/32 ~ 100,000 101,152
Merlin Entertainments Group U.S. Holdings, Inc.
(United Kingdom)
7.375% due 02/15/31 ~ 100,000 89,424
MGM China Holdings Ltd. (Macao)
7.125% due 06/26/31 ~ 112,000 116,485
MGM China Holdings Ltd. (Macau)
4.750% due 02/01/27 ~ 3,000 2,979
MGM Resorts International
4.625% due 09/01/26  100,000 99,933
4.750% due 10/15/28  100,000 98,863
5.500% due 04/15/27  240,000 241,448
6.125% due 09/15/29  217,000 220,858
6.500% due 04/15/32  20,000 20,339
Michaels Cos., Inc.
5.250% due 05/01/28 ~ 175,000 140,788
7.875% due 05/01/29 ~ 265,000 174,900
a
Principal
Amount Value
Midwest Gaming Borrower LLC/Midwest Gaming
Finance Corp.
4.875% due 05/01/29 ~ $ 50,000 $ 48,195
Mohegan Tribal Gaming Authority/MS Digital
Entertainment Holdings LLC
8.250% due 04/15/30 ~ 158,000 163,205
11.875% due 04/15/31 ~ 225,000 235,876
13.250% due 12/15/29 ~ 50,000 56,625
Motion Bondco DAC (United Kingdom)
6.625% due 11/15/27 ~ 126,000 119,055
Motion Finco SARL (United Kingdom)
8.375% due 02/15/32 ~ 60,000 55,003
Murphy Oil USA, Inc.
3.750% due 02/15/31 ~ 148,000 136,701
NCL Corp. Ltd.
5.875% due 02/15/27 ~ 300,000 301,459
6.250% due 03/01/30 ~ 20,000 20,183
6.750% due 02/01/32 ~ 402,000 410,946
8.125% due 01/15/29 ~ 200,000 210,961
New Flyer Holdings, Inc. (Canada)
9.250% due 07/01/30 ~ 179,000 188,994
New Home Co., Inc.
8.500% due 11/01/30 ~ 41,000 41,808
9.250% due 10/01/29 ~ 4,000 4,152
New Red Finance, Inc. (Canada)
3.500% due 02/15/29 ~ 150,000 142,994
3.875% due 01/15/28 ~ 370,000 360,744
4.000% due 10/15/30 ~ 408,000 380,631
4.375% due 01/15/28 ~ 192,000 188,465
5.625% due 09/15/29 ~ 204,000 207,136
6.125% due 06/15/29 ~ 100,000 102,651
Newell Brands, Inc.
6.375% due 09/15/27  85,000 86,407
6.375% due 05/15/30  53,000 51,692
6.625% due 09/15/29  190,000 188,431
6.625% due 05/15/32  45,000 43,041
7.000% due 04/01/46  170,000 145,490
8.500% due 06/01/28 ~ 190,000 200,015
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/26 ~ 180,000 171,792
2.450% due 09/15/28 ~ 19,000 16,844
2.750% due 03/09/28 ~ 100,000 91,362
5.300% due 09/13/27 ~ 50,000 49,334
6.950% due 09/15/26 ~ 200,000 202,443
7.050% due 09/15/28 ~ 235,000 240,275
Nissan Motor Co. Ltd. (Japan)
4.345% due 09/17/27 ~ 400,000 384,278
4.810% due 09/17/30 ~ 400,000 367,240
Nordstrom, Inc.
4.000% due 03/15/27  151,000 148,468
4.375% due 04/01/30  65,000 60,260
5.000% due 01/15/44  122,000 85,175
6.950% due 03/15/28  152,000 156,227
Odeon Finco PLC (United Kingdom)
12.750% due 11/01/27 ~ 120,000 125,482
OneSky Flight LLC
8.875% due 12/15/29 ~ 113,000 117,758
Ontario Gaming GTA LP/OTG Co-Issuer, Inc.
(Canada)
8.000% due 08/01/30 ~ 188,000 188,755
Papa John's International, Inc.
3.875% due 09/15/29 ~ 164,000 160,070

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Park River Holdings, Inc.
5.625% due 02/01/29 ~ $ 100,000 $ 81,525
6.750% due 08/01/29 ~ 50,000 40,820
Patrick Industries, Inc.
4.750% due 05/01/29 ~ 15,000 14,579
6.375% due 11/01/32 ~ 79,000 79,273
Penn Entertainment, Inc.
5.625% due 01/15/27 ~ 195,000 194,544
Penske Automotive Group, Inc.
3.750% due 06/15/29  65,000 61,709
PetSmart, Inc./PetSmart Finance Corp.
4.750% due 02/15/28 ~ 250,000 244,004
7.750% due 02/15/29 ~ 233,000 226,644
Phinia, Inc.
6.625% due 10/15/32 ~ 195,000 198,178
6.750% due 04/15/29 ~ 23,000 23,769
PM General Purchaser LLC
9.500% due 10/01/28 ~ 57,000 39,583
Premier Entertainment Sub LLC/Premier
Entertainment Finance Corp.
5.625% due 09/01/29 ~ 200,000 114,750
5.875% due 09/01/31 ~ 10,000 5,488
QVC, Inc.
5.450% due 08/15/34  150,000 60,129
6.875% due 04/15/29 ~ 61,000 25,705
QXO Building Products, Inc.
6.750% due 04/30/32 ~ 420,000 433,735
Raising Cane's Restaurants LLC
9.375% due 05/01/29 ~ 53,000 55,998
RB Global Holdings, Inc. (Canada)
6.750% due 03/15/28 ~ 21,000 21,568
7.750% due 03/15/31 ~ 97,000 102,093
Real Hero Merger Sub 2, Inc.
6.250% due 02/01/29 ~ 150,000 108,659
Resideo Funding, Inc.
4.000% due 09/01/29 ~ 150,000 141,515
6.500% due 07/15/32 ~ 60,000 61,544
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.625% due 04/16/29 ~ 300,000 265,985
Rivers Enterprise Borrower LLC/Rivers Enterprise
Finance Corp.
6.625% due 02/01/33 ~ 38,000 38,080
S&S Holdings LLC
8.375% due 10/01/31 ~ 50,000 48,906
Sabre GLBL, Inc.
8.625% due 06/01/27 ~ 100,000 102,438
10.750% due 11/15/29 ~ 176,000 181,508
11.125% due 07/15/30 ~ 231,000 241,915
Saks Global Enterprises LLC
11.000% due 12/15/29 ~ † 373,000 141,740
Sally Holdings LLC/Sally Capital, Inc.
6.750% due 03/01/32  52,000 53,429
Scientific Games Holdings LP/Scientific Games
U.S. FinCo, Inc.
6.625% due 03/01/30 ~ 200,000 192,896
Scotts Miracle-Gro Co.
4.000% due 04/01/31  34,000 31,263
4.500% due 10/15/29  174,000 168,242
SeaWorld Parks & Entertainment, Inc.
5.250% due 08/15/29 ~ 100,000 97,801
Shea Homes LP/Shea Homes Funding Corp.
4.750% due 02/15/28  200,000 197,155
a
Principal
Amount Value
Six Flags Entertainment Corp.
5.500% due 04/15/27 ~ $ 100,000 $ 99,847
7.250% due 05/15/31 ~ 100,000 102,831
Six Flags Entertainment Corp. /Six Flags Theme
Parks, Inc./Canada's Wonderland Co.
6.625% due 05/01/32 ~ 83,000 85,661
Six Flags Entertainment Corp./Canada's
Wonderland Co./Magnum Management Corp.
5.250% due 07/15/29  100,000 97,992
6.500% due 10/01/28  100,000 100,906
Somnigroup International, Inc.
3.875% due 10/15/31 ~ 90,000 81,920
4.000% due 04/15/29 ~ 169,000 161,754
Sonic Automotive, Inc.
4.625% due 11/15/29 ~ 50,000 48,549
4.875% due 11/15/31 ~ 74,000 70,382
Specialty Building Products Holdings LLC/SBP
Finance Corp.
7.750% due 10/15/29 ~ 165,000 162,299
Staples, Inc.
10.750% due 09/01/29 ~ 400,000 380,570
12.750% due 01/15/30 ~ 125,727 83,829
Starz Capital Holdings LLC
5.500% due 04/15/29 ~ 92,000 76,737
Station Casinos LLC
4.500% due 02/15/28 ~ 122,000 119,710
4.625% due 12/01/31 ~ 86,000 80,613
Steelcase, Inc.
5.125% due 01/18/29  50,000 49,877
STL Holding Co. LLC
8.750% due 02/15/29 ~ 50,000 52,439
Studio City Finance Ltd. (Macao)
6.500% due 01/15/28 ~ 150,000 148,138
Studio City Finance Ltd. (Macau)
5.000% due 01/15/29 ~ 225,000 206,615
Suburban Propane Partners LP/Suburban Energy
Finance Corp.
5.000% due 06/01/31 ~ 100,000 94,672
Superior Plus LP/Superior General Partner, Inc.
(Canada)
4.500% due 03/15/29 ~ 229,000 220,411
SWF Holdings I Corp.
6.500% due 10/01/29 ~ 115,000 44,563
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 ~ 178,000 177,492
5.750% due 01/15/28 ~ 4,000 4,063
Tenneco, Inc.
8.000% due 11/17/28 ~ 415,000 410,836
Thor Industries, Inc.
4.000% due 10/15/29 ~ 145,000 136,063
Titan International, Inc.
7.000% due 04/30/28  130,000 130,621
TKC Holdings, Inc.
6.875% due 05/15/28 ~ 95,000 94,520
10.500% due 05/15/29 ~ 150,000 154,273
Travel & Leisure Co.
4.625% due 03/01/30 ~ 50,000 47,969
6.000% due 04/01/27  33,000 33,313
6.625% due 07/31/26 ~ 305,000 308,543
Tri Pointe Homes, Inc.
5.250% due 06/01/27  4,000 4,020
5.700% due 06/15/28  185,000 186,765

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Under Armour, Inc.
7.250% due 07/15/30 ~ $ 75,000 $ 76,140
United Airlines Pass-Through Trust Class A
3.100% due 04/07/30  68,599 64,029
Vail Resorts, Inc.
due 07/15/30 # ~ 47,000 47,000
6.500% due 05/15/32 ~ 3,000 3,102
Velocity Vehicle Group LLC
8.000% due 06/01/29 ~ 166,000 166,001
VF Corp.
2.800% due 04/23/27  86,000 82,210
2.950% due 04/23/30  125,000 105,561
6.450% due 11/01/37  23,000 20,232
Victoria's Secret & Co.
4.625% due 07/15/29 ~ 23,000 21,491
Victra Holdings LLC/Victra Finance Corp.
8.750% due 09/15/29 ~ 150,000 157,332
Viking Cruises Ltd.
5.875% due 09/15/27 ~ 17,000 17,020
9.125% due 07/15/31 ~ 109,000 117,461
Viking Ocean Cruises Ship VII Ltd.
5.625% due 02/15/29 ~ 100,000 99,575
VistaJet Malta Finance PLC/Vista Management
Holding, Inc. (Switzerland)
7.875% due 05/01/27 ~ 290,000 292,021
9.500% due 06/01/28 ~ 92,000 94,628
VOC Escrow Ltd.
5.000% due 02/15/28 ~ 222,000 221,017
Voyager Parent LLC
9.250% due 07/01/32 ~ 445,000 463,268
Wabash National Corp.
4.500% due 10/15/28 ~ 50,000 45,295
Walgreen Co.
4.400% due 09/15/42  197,000 181,804
Walgreens Boots Alliance, Inc.
4.800% due 11/18/44  150,000 143,386
8.125% due 08/15/29  282,000 299,262
Warnermedia Holdings, Inc.
4.054% due 03/15/29  272,000 244,352
4.279% due 03/15/32  471,000 394,463
5.050% due 03/15/42  859,000 544,329
5.141% due 03/15/52  250,000 155,625
Whirlpool Corp.
2.400% due 05/15/31  15,000 12,770
4.500% due 06/01/46  74,000 56,993
4.600% due 05/15/50  100,000 76,243
4.700% due 05/14/32  10,000 9,331
4.750% due 02/26/29  247,000 243,047
5.500% due 03/01/33  185,000 179,661
5.750% due 03/01/34  1,000 976
6.125% due 06/15/30  60,000 60,565
6.500% due 06/15/33  80,000 80,331
White Cap Buyer LLC
6.875% due 10/15/28 ~ 50,000 49,962
William Carter Co.
5.625% due 03/15/27 ~ 19,000 18,898
Windsor Holdings III LLC
8.500% due 06/15/30 ~ 73,000 78,320
Winnebago Industries, Inc.
6.250% due 07/15/28 ~ 123,000 123,232
Wolverine World Wide, Inc.
4.000% due 08/15/29 ~ 50,000 44,898
a
Principal
Amount Value
Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/28 ~ $ 95,000 $ 92,994
Wynn Las Vegas LLC/Wynn Las Vegas Capital
Corp.
5.250% due 05/15/27 ~ 224,000 224,320
Wynn Macau Ltd. (Macau)
5.125% due 12/15/29 ~ 47,000 45,199
5.500% due 10/01/27 ~ 40,000 39,929
5.625% due 08/26/28 ~ 500,000 491,857
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
5.125% due 10/01/29 ~ 200,000 198,692
6.250% due 03/15/33 ~ 175,000 176,231
7.125% due 02/15/31 ~ 117,000 124,849
Yum! Brands, Inc.
3.625% due 03/15/31  170,000 157,107
4.750% due 01/15/30 ~ 100,000 99,166
5.350% due 11/01/43  100,000 95,607
6.875% due 11/15/37  90,000 96,873
ZF North America Capital, Inc. (Germany)
6.750% due 04/23/30 ~ 351,000 337,511
6.875% due 04/14/28 ~ 40,000 40,158
6.875% due 04/23/32 ~ 10,000 9,250
7.125% due 04/14/30 ~ 150,000 146,835
48,635,660
Consumer, Non-Cyclical - 15.3%
Acadia Healthcare Co., Inc.
7.375% due 03/15/33 ~ 278,000 286,752
ACCO Brands Corp.
4.250% due 03/15/29 ~ 120,000 106,262
AdaptHealth LLC
4.625% due 08/01/29 ~ 160,000 150,923
5.125% due 03/01/30 ~ 177,000 168,343
ADT Security Corp.
4.125% due 08/01/29 ~ 179,000 173,104
4.875% due 07/15/32 ~ 100,000 96,062
Adtalem Global Education, Inc.
5.500% due 03/01/28 ~ 50,000 49,626
AHP Health Partners, Inc.
5.750% due 07/15/29 ~ 36,000 35,136
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons LLC
3.500% due 03/15/29 ~ 106,000 100,538
4.625% due 01/15/27 ~ 155,000 154,168
4.875% due 02/15/30 ~ 40,000 39,363
5.875% due 02/15/28 ~ 325,000 324,935
6.250% due 03/15/33 ~ 236,000 243,502
6.500% due 02/15/28 ~ 100,000 102,480
Albion Financing 1 SARL/Aggreko Holdings, Inc.
(Luxembourg)
7.000% due 05/21/30 ~ 320,000 327,369
Allied Universal Holdco LLC
7.875% due 02/15/31 ~ 269,000 281,262
Allied Universal Holdco LLC/Allied Universal
Finance Corp.
6.000% due 06/01/29 ~ 170,000 165,492
6.875% due 06/15/30 ~ 305,000 309,423
Allied Universal Holdco LLC/Allied Universal
Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/28 ~ 296,000 287,439
Alta Equipment Group, Inc.
9.000% due 06/01/29 ~ 172,000 160,531

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
AMN Healthcare, Inc.
4.000% due 04/15/29 ~ $ 70,000 $ 64,937
4.625% due 10/01/27 ~ 67,000 65,214
APi Group DE, Inc.
4.125% due 07/15/29 ~ 35,000 33,396
4.750% due 10/15/29 ~ 11,000 10,840
Avantor Funding, Inc.
3.875% due 11/01/29 ~ 100,000 94,758
4.625% due 07/15/28 ~ 390,000 383,245
Avis Budget Car Rental LLC/Avis Budget Finance,
Inc.
5.375% due 03/01/29 ~ 137,000 132,156
5.750% due 07/15/27 ~ 130,000 128,970
8.000% due 02/15/31 ~ 184,000 190,738
8.250% due 01/15/30 ~ 25,000 26,132
8.375% due 06/15/32 ~ 227,000 237,646
B&G Foods, Inc.
5.250% due 09/15/27  61,000 55,606
8.000% due 09/15/28 ~ 257,000 247,758
Bausch & Lomb Corp.
8.375% due 10/01/28 ~ 320,000 334,400
Bausch Health Cos., Inc.
4.875% due 06/01/28 ~ 218,000 184,074
6.250% due 02/15/29 ~ 300,000 211,125
7.000% due 01/15/28 ~ 138,000 116,718
7.250% due 05/30/29 ~ 13,000 9,304
11.000% due 09/30/28 ~ 389,000 385,386
14.000% due 10/15/30 ~ 230,000 201,416
BC Ltd.
10.000% due 04/15/32 ~ 918,000 926,712
BellRing Brands, Inc.
7.000% due 03/15/30 ~ 105,000 109,450
Belron U.K. Finance PLC (United Kingdom)
5.750% due 10/15/29 ~ 270,000 272,448
Block, Inc.
3.500% due 06/01/31  63,000 57,837
6.500% due 05/15/32  384,000 396,433
Boost Newco Borrower LLC
7.500% due 01/15/31 ~ 405,000 430,201
Brink's Co.
6.750% due 06/15/32 ~ 175,000 182,380
C&S Group Enterprises LLC
5.000% due 12/15/28 ~ 142,000 128,370
Carriage Services, Inc.
4.250% due 05/15/29 ~ 28,000 26,474
Central Garden & Pet Co.
4.125% due 10/15/30  28,000 26,463
4.125% due 04/30/31 ~ 110,000 102,242
Champions Financing, Inc.
8.750% due 02/15/29 ~ † 185,000 178,815
Charles River Laboratories International, Inc.
3.750% due 03/15/29 ~ 123,000 115,553
4.250% due 05/01/28 ~ 217,000 210,706
Cheplapharm Arzneimittel GmbH (Germany)
5.500% due 01/15/28 ~ 100,000 96,731
Chobani Holdco II LLC
8.750% Cash or 9.500% PIK
due 10/01/29 ~ 1,041 1,117
Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/28 ~ 179,000 175,859
7.625% due 07/01/29 ~ 100,000 104,331
CHS/Community Health Systems, Inc.
4.750% due 02/15/31 ~ 270,000 231,046
a
Principal
Amount Value
5.250% due 05/15/30 ~ $ 197,000 $ 174,876
5.625% due 03/15/27 ~ 497,000 489,846
6.000% due 01/15/29 ~ 100,000 96,268
6.125% due 04/01/30 ~ 194,000 143,635
6.875% due 04/15/29 ~ 110,000 87,800
10.875% due 01/15/32 ~ 398,000 422,325
Cimpress PLC (Ireland)
7.375% due 09/15/32 ~ 160,000 152,920
Clarivate Science Holdings Corp.
3.875% due 07/01/28 ~ 300,000 287,798
4.875% due 07/01/29 ~ 94,000 88,603
Concentra Health Services, Inc.
6.875% due 07/15/32 ~ 59,000 61,160
CoreCivic, Inc.
4.750% due 10/15/27  100,000 98,170
8.250% due 04/15/29  3,000 3,183
CPI CG, Inc.
10.000% due 07/15/29 ~ 50,000 52,938
CVS Health Corp.
6.750% due 12/10/54  100,000 100,468
7.000% due 03/10/55  500,000 516,955
Darling Ingredients, Inc.
5.250% due 04/15/27 ~ 105,000 104,878
6.000% due 06/15/30 ~ 160,000 162,251
DaVita, Inc.
3.750% due 02/15/31 ~ 403,000 366,813
4.625% due 06/01/30 ~ 550,000 527,338
6.750% due 07/15/33 ~ 145,000 149,817
6.875% due 09/01/32 ~ 100,000 103,681
Dcli Bidco LLC
7.750% due 11/15/29 ~ 143,000 144,974
Deluxe Corp.
8.125% due 09/15/29 ~ 200,000 206,664
Dentsply Sirona, Inc.
8.375% due 09/12/55  76,000 76,609
Edgewell Personal Care Co.
4.125% due 04/01/29 ~ 116,000 109,682
5.500% due 06/01/28 ~ 100,000 99,578
Elanco Animal Health, Inc.
6.650% due 08/28/28  130,000 135,553
Embecta Corp.
5.000% due 02/15/30 ~ 60,000 54,273
Emergent BioSolutions, Inc.
3.875% due 08/15/28 ~ 175,000 140,146
Encompass Health Corp.
4.500% due 02/01/28  195,000 193,375
4.750% due 02/01/30  110,000 108,690
Endo Finance Holdings, Inc.
8.500% due 04/15/31 ~ 211,000 223,620
EquipmentShare.com, Inc.
8.000% due 03/15/33 ~ 40,000 41,939
8.625% due 05/15/32 ~ 183,000 194,701
9.000% due 05/15/28 ~ 137,000 144,902
Fiesta Purchaser, Inc.
7.875% due 03/01/31 ~ 28,000 29,744
Fortrea Holdings, Inc.
7.500% due 07/01/30 ~ 25,000 22,661
Garda World Security Corp. (Canada)
6.000% due 06/01/29 ~ 150,000 146,540
8.250% due 08/01/32 ~ 100,000 102,706
8.375% due 11/15/32 ~ 140,000 143,930
GEO Group, Inc.
8.625% due 04/15/29  2,000 2,119

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
10.250% due 04/15/31  $ 232,000 $ 254,609
Grand Canyon University
5.125% due 10/01/28  175,000 170,164
Grifols SA (Spain)
4.750% due 10/15/28 ~ 200,000 192,390
HAH Group Holding Co. LLC
9.750% due 10/01/31 ~ 190,000 188,504
HealthEquity, Inc.
4.500% due 10/01/29 ~ 100,000 97,353
Heartland Dental LLC/Heartland Dental Finance
Corp.
10.500% due 04/30/28 ~ 50,000 52,857
Herc Holdings, Inc.
5.500% due 07/15/27 ~ 215,000 215,190
6.625% due 06/15/29 ~ 145,000 148,895
7.000% due 06/15/30 ~ 323,000 337,529
7.250% due 06/15/33 ~ 229,000 240,095
Hertz Corp.
4.625% due 12/01/26 ~ 140,000 125,570
12.625% due 07/15/29 ~ 336,000 351,763
HLF Financing SARL LLC/Herbalife International,
Inc.
4.875% due 06/01/29 ~ 100,000 84,585
12.250% due 04/15/29 ~ 215,000 235,012
Hologic, Inc.
4.625% due 02/01/28 ~ 31,000 30,659
Insulet Corp.
6.500% due 04/01/33 ~ 13,000 13,563
IQVIA, Inc.
5.000% due 10/15/26 ~ 75,000 74,973
6.250% due 06/01/32 ~ 290,000 297,966
6.500% due 05/15/30 ~ 210,000 216,652
Jazz Securities DAC
4.375% due 01/15/29 ~ 340,000 328,656
Kedrion SpA (Italy)
6.500% due 09/01/29 ~ 235,000 225,692
KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution, Inc.
9.000% due 02/15/29 ~ 249,000 258,189
Korn Ferry
4.625% due 12/15/27 ~ 102,000 101,602
Kronos Acquisition Holdings, Inc. (Canada)
8.250% due 06/30/31 ~ 115,000 104,562
10.750% due 06/30/32 ~ 75,000 54,594
Lamb Weston Holdings, Inc.
4.375% due 01/31/32 ~ 100,000 94,029
4.875% due 05/15/28 ~ 205,000 203,918
Land O'Lakes Capital Trust I
7.450% due 03/15/28 ~ 108,000 108,379
LifePoint Health, Inc.
5.375% due 01/15/29 ~ 2,000 1,866
8.375% due 02/15/32 ~ 44,000 46,920
9.875% due 08/15/30 ~ 200,000 216,591
10.000% due 06/01/32 ~ 100,000 103,291
11.000% due 10/15/30 ~ 340,000 375,512
Mallinckrodt International Finance SA/
Mallinckrodt CB LLC
14.750% due 11/14/28 ~ 11,289 11,698
Matthews International Corp.
8.625% due 10/01/27 ~ 123,000 128,058
Mavis Tire Express Services Topco Corp.
6.500% due 05/15/29 ~ 48,000 47,187
a
Principal
Amount Value
Medline Borrower LP
3.875% due 04/01/29 ~ $ 823,000 $ 790,028
5.250% due 10/01/29 ~ 366,000 363,414
Medline Borrower LP/Medline Co-Issuer, Inc.
6.250% due 04/01/29 ~ 217,000 223,192
Mobius Merger Sub, Inc.
9.000% due 06/01/30 ~ 170,000 152,977
Molina Healthcare, Inc.
3.875% due 05/15/32 ~ 15,000 13,663
4.375% due 06/15/28 ~ 150,000 146,719
6.250% due 01/15/33 ~ 204,000 207,779
MPH Acquisition Holdings LLC
5.750% due 12/31/30 ~ 50,000 41,230
Neogen Food Safety Corp.
8.625% due 07/20/30 ~ 145,000 150,101
NESCO Holdings II, Inc.
5.500% due 04/15/29 ~ 100,000 97,492
Opal Bidco SAS (France)
6.500% due 03/31/32 ~ 200,000 204,253
Option Care Health, Inc.
4.375% due 10/31/29 ~ 63,000 60,682
Organon & Co./Organon Foreign Debt Co-Issuer
BV
4.125% due 04/30/28 ~ 474,000 456,176
5.125% due 04/30/31 ~ 196,000 170,262
6.750% due 05/15/34 ~ 100,000 96,160
7.875% due 05/15/34 ~ 200,000 180,860
OT Midco, Inc.
10.000% due 02/15/30 ~ 45,000 34,841
Owens & Minor, Inc.
4.500% due 03/31/29 ~ 150,000 134,589
6.625% due 04/01/30 ~ 139,000 130,698
Performance Food Group, Inc.
4.250% due 08/01/29 ~ 143,000 138,029
5.500% due 10/15/27 ~ 165,000 164,794
6.125% due 09/15/32 ~ 141,000 144,410
Perrigo Finance Unlimited Co.
4.900% due 06/15/30  5,000 4,920
4.900% due 12/15/44  95,000 74,364
6.125% due 09/30/32  130,000 131,334
Post Holdings, Inc.
4.500% due 09/15/31 ~ 250,000 232,273
4.625% due 04/15/30 ~ 117,000 112,585
5.500% due 12/15/29 ~ 159,000 158,414
6.250% due 02/15/32 ~ 75,000 77,170
6.250% due 10/15/34 ~ 117,000 117,957
6.375% due 03/01/33 ~ 228,000 230,649
Prestige Brands, Inc.
3.750% due 04/01/31 ~ 101,000 93,139
Prime Healthcare Services, Inc.
9.375% due 09/01/29 ~ 240,000 238,370
Prime Security Services Borrower LLC/Prime
Finance, Inc.
3.375% due 08/31/27 ~ 100,000 96,946
6.250% due 01/15/28 ~ 220,000 220,543
Primo Water Holdings, Inc./Triton Water Holdings,
Inc.
4.375% due 04/30/29 ~ 133,000 129,079
PROG Holdings, Inc.
6.000% due 11/15/29 ~ 191,000 183,579
Radiology Partners, Inc.
9.781% Cash or 9.781% PIK
due 02/15/30 ~ 150,000 147,563

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Radiology Partners, Inc.
8.500% due 07/15/32 ~ $ 92,000 $ 92,329
Raven Acquisition Holdings LLC
6.875% due 11/15/31 ~ 191,000 191,486
RCN Corp. (Escrow) * ± ∂ Ω 9,000 –
RR Donnelley & Sons Co.
9.500% due 08/01/29 ~ 230,000 230,173
10.875% due 08/01/29 ~ 100,000 96,682
RRD Intermediate Holdings, Inc.
11.000% Cash or 12.000% PIK
due 12/01/30 ~ 79,600 77,271
Select Medical Corp.
6.250% due 12/01/32 ~ 32,000 32,212
Service Corp. International
3.375% due 08/15/30  128,000 117,741
4.000% due 05/15/31  300,000 280,901
4.625% due 12/15/27  5,000 4,973
5.125% due 06/01/29  100,000 99,822
Shift4 Payments LLC/Shift4 Payments Finance
Sub, Inc.
6.750% due 08/15/32 ~ 247,000 256,681
Signal Parent, Inc.
6.125% due 04/01/29 ~ 50,000 20,216
Simmons Foods, Inc./Simmons Prepared Foods,
Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% due 03/01/29 ~ 140,000 132,303
Sotera Health Holdings LLC
7.375% due 06/01/31 ~ 60,000 62,502
Sotheby's
7.375% due 10/15/27 ~ 100,000 99,349
Sotheby's/Bidfair Holdings, Inc.
5.875% due 06/01/29 ~ 180,000 162,994
Star Parent, Inc.
9.000% due 10/01/30 ~ 249,000 262,214
StoneMor, Inc.
8.500% due 05/15/29 ~ 200,000 183,603
Surgery Center Holdings, Inc.
7.250% due 04/15/32 ~ 67,000 68,358
Teleflex, Inc.
4.250% due 06/01/28 ~ 125,000 122,210
Tenet Healthcare Corp.
4.250% due 06/01/29  30,000 29,117
4.375% due 01/15/30  489,000 473,736
4.625% due 06/15/28  80,000 79,056
5.125% due 11/01/27  356,000 355,662
6.125% due 10/01/28  300,000 300,608
6.125% due 06/15/30  540,000 550,062
6.750% due 05/15/31  219,000 226,715
Toledo Hospital
5.325% due 11/15/28  164,000 163,600
TreeHouse Foods, Inc.
4.000% due 09/01/28  5,000 4,565
TriNet Group, Inc.
3.500% due 03/01/29 ~ 60,000 56,432
7.125% due 08/15/31 ~ 50,000 52,115
Turning Point Brands, Inc.
7.625% due 03/15/32 ~ 45,000 47,226
U.S. Acute Care Solutions LLC
9.750% due 05/15/29 ~ 250,000 258,172
U.S. Foods, Inc.
4.750% due 02/15/29 ~ 257,000 252,735
5.750% due 04/15/33 ~ 52,000 52,076
6.875% due 09/15/28 ~ 181,000 187,375
a
Principal
Amount Value
7.250% due 01/15/32 ~ $ 89,000 $ 93,832
United Natural Foods, Inc.
6.750% due 10/15/28 ~ 116,000 114,604
United Rentals North America, Inc.
3.750% due 01/15/32  100,000 91,928
3.875% due 11/15/27  120,000 117,569
3.875% due 02/15/31  168,000 158,095
4.000% due 07/15/30  200,000 190,987
4.875% due 01/15/28  252,000 251,165
5.250% due 01/15/30  107,000 107,357
5.500% due 05/15/27  210,000 210,204
6.125% due 03/15/34 ~ 53,000 54,658
Upbound Group, Inc.
6.375% due 02/15/29 ~ 190,000 188,186
Varex Imaging Corp.
7.875% due 10/15/27 ~ 73,000 74,005
Veritiv Operating Co.
10.500% due 11/30/30 ~ 255,000 276,355
Viking Baked Goods Acquisition Corp.
8.625% due 11/01/31 ~ 215,000 211,188
VT Topco, Inc.
8.500% due 08/15/30 ~ 50,000 52,755
Wand NewCo 3, Inc.
7.625% due 01/30/32 ~ 167,000 175,655
WEX, Inc.
6.500% due 03/15/33 ~ 50,000 50,476
Williams Scotsman, Inc.
4.625% due 08/15/28 ~ 42,000 41,307
6.625% due 06/15/29 ~ 107,000 109,913
6.625% due 04/15/30 ~ 4,000 4,158
7.375% due 10/01/31 ~ 182,000 191,687
ZipRecruiter, Inc.
5.000% due 01/15/30 ~ 50,000 42,734
37,546,223
Diversified - 0.2%
Benteler International AG (Austria)
10.500% due 05/15/28 ~ 200,000 210,673
Clue Opco LLC
9.500% due 10/15/31 ~ † 88,000 93,375
Stena International SA (Sweden)
7.250% due 01/15/31 ~ 149,000 149,592
7.625% due 02/15/31 ~ 127,000 130,528
584,168
Energy - 10.8%
Aethon United BR LP/Aethon United Finance
Corp.
7.500% due 10/01/29 ~ 156,000 163,750
Alliance Resource Operating Partners LP/
Alliance Resource Finance Corp.
8.625% due 06/15/29 ~ 140,000 148,890
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.375% due 06/15/29 ~ 171,000 169,831
5.750% due 01/15/28 ~ 203,000 202,784
Archrock Partners LP/Archrock Partners Finance
Corp.
6.250% due 04/01/28 ~ 66,000 66,260
6.625% due 09/01/32 ~ 159,000 162,101
Aris Water Holdings LLC
7.250% due 04/01/30 ~ 75,000 77,442

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Ascent Resources Utica Holdings LLC/ARU
Finance Corp.
5.875% due 06/30/29 ~ $ 139,000 $ 139,323
6.625% due 10/15/32 ~ 50,000 50,921
6.625% due 07/15/33 ~ 75,000 76,137
Baytex Energy Corp. (Canada)
7.375% due 03/15/32 ~ 221,000 211,212
8.500% due 04/30/30 ~ 100,000 100,133
Blue Racer Midstream LLC/Blue Racer Finance
Corp.
6.625% due 07/15/26 ~ 165,000 165,310
7.000% due 07/15/29 ~ 58,000 60,568
7.250% due 07/15/32 ~ 8,000 8,482
Bristow Group, Inc.
6.875% due 03/01/28 ~ 100,000 100,563
Buckeye Partners LP
4.500% due 03/01/28 ~ 105,000 103,489
5.850% due 11/15/43  200,000 176,478
6.750% due 02/01/30 ~ 79,000 82,064
California Resources Corp.
8.250% due 06/15/29 ~ 242,000 248,594
Calumet Specialty Products Partners LP/Calumet
Finance Corp.
9.750% due 07/15/28 ~ 170,000 169,612
Chord Energy Corp.
6.750% due 03/15/33 ~ 77,000 78,713
Civitas Resources, Inc.
5.000% due 10/15/26 ~ 35,000 34,584
8.375% due 07/01/28 ~ 145,000 148,648
8.625% due 11/01/30 ~ 163,000 165,617
8.750% due 07/01/31 ~ 349,000 353,313
9.625% due 06/15/33 ~ 245,000 251,351
CNX Resources Corp.
6.000% due 01/15/29 ~ 155,000 155,721
7.250% due 03/01/32 ~ 3,000 3,108
7.375% due 01/15/31 ~ 180,000 187,896
Comstock Resources, Inc.
5.875% due 01/15/30 ~ 185,000 179,867
6.750% due 03/01/29 ~ 335,000 334,692
Conuma Resources Ltd. (Canada)
13.125% due 05/01/28 ~ 1,000 996
Coronado Finance Pty. Ltd. (Australia)
9.250% due 10/01/29 ~ 73,000 54,493
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/31 ~ 283,000 279,767
Crescent Energy Finance LLC
due 01/15/34 # ~ 103,000 103,135
7.375% due 01/15/33 ~ 225,000 215,277
7.625% due 04/01/32 ~ 133,000 129,973
9.250% due 02/15/28 ~ 261,000 272,232
CVR Energy, Inc.
5.750% due 02/15/28 ~ 200,000 191,659
8.500% due 01/15/29 ~ 3,000 3,004
Delek Logistics Partners LP/Delek Logistics
Finance Corp.
7.125% due 06/01/28 ~ 96,000 96,459
7.375% due 06/30/33 ~ 75,000 74,716
8.625% due 03/15/29 ~ 270,000 280,405
Diamond Foreign Asset Co./Diamond Finance
LLC
8.500% due 10/01/30 ~ 167,000 174,018
Encino Acquisition Partners Holdings LLC
8.500% due 05/01/28 ~ 134,000 137,773
a
Principal
Amount Value
Enerflex Ltd. (Canada)
9.000% due 10/15/27 ~ $ 222,000 $ 229,695
Energy Transfer LP
7.125% due 10/01/54  188,000 192,933
8.000% due 05/15/54  100,000 106,458
EnQuest PLC (United Kingdom)
11.625% due 11/01/27 ~ 7,000 7,095
EQM Midstream Partners LP
4.750% due 01/15/31 ~ 55,000 54,167
Excelerate Energy LP
8.000% due 05/15/30 ~ 212,000 223,647
FORESEA Holding SA (Luxembourg)
7.500% due 06/15/30 ~ 50,000 47,555
FTAI Infra Escrow Holdings LLC
10.500% due 06/01/27 ~ 200,000 208,765
Genesis Energy LP/Genesis Energy Finance
Corp.
7.875% due 05/15/32  255,000 265,355
8.000% due 05/15/33  90,000 94,173
8.250% due 01/15/29  23,000 24,065
8.875% due 04/15/30  50,000 53,128
Global Partners LP/GLP Finance Corp.
6.875% due 01/15/29  95,000 96,526
7.000% due 08/01/27  50,000 49,850
7.125% due 07/01/33 ~ 83,000 84,224
Greenfire Resources Ltd. (Canada)
12.000% due 10/01/28 ~ 2,000 2,114
Gulfport Energy Operating Corp.
6.750% due 09/01/29 ~ 174,000 178,542
Harvest Midstream I LP
7.500% due 09/01/28 ~ 280,000 284,969
7.500% due 05/15/32 ~ 29,000 30,651
Helix Energy Solutions Group, Inc.
9.750% due 03/01/29 ~ 125,000 132,330
Hess Midstream Operations LP
4.250% due 02/15/30 ~ 5,000 4,811
5.125% due 06/15/28 ~ 75,000 74,527
5.875% due 03/01/28 ~ 28,000 28,435
6.500% due 06/01/29 ~ 223,000 229,485
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750% due 02/01/29 ~ 230,000 227,150
6.000% due 02/01/31 ~ 48,000 46,470
6.250% due 11/01/28 ~ 125,000 125,368
6.875% due 05/15/34 ~ 2,000 1,918
7.250% due 02/15/35 ~ 224,000 219,247
8.375% due 11/01/33 ~ 295,000 306,317
Howard Midstream Energy Partners LLC
8.875% due 07/15/28 ~ 170,000 178,595
Ithaca Energy North Sea PLC (United Kingdom)
8.125% due 10/15/29 ~ 200,000 206,470
ITT Holdings LLC
6.500% due 08/01/29 ~ 289,000 275,071
Kimmeridge Texas Gas LLC
8.500% due 02/15/30 ~ 157,000 162,616
Kinetik Holdings LP
5.875% due 06/15/30 ~ 290,000 292,642
6.625% due 12/15/28 ~ 88,000 90,062
Kodiak Gas Services LLC
7.250% due 02/15/29 ~ 83,000 85,909
Kraken Oil & Gas Partners LLC
7.625% due 08/15/29 ~ 168,000 165,189
Long Ridge Energy LLC
8.750% due 02/15/32 ~ 31,000 32,226

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Martin Midstream Partners LP/Martin Midstream
Finance Corp.
11.500% due 02/15/28 ~ $ 180,000 $ 189,934
Matador Resources Co.
6.250% due 04/15/33 ~ 37,000 36,819
6.500% due 04/15/32 ~ 130,000 130,153
6.875% due 04/15/28 ~ 260,000 265,309
Moss Creek Resources Holdings, Inc.
8.250% due 09/01/31 ~ 200,000 194,688
Murphy Oil Corp.
6.000% due 10/01/32  233,000 222,382
Nabors Industries Ltd.
7.500% due 01/15/28 ~ 22,000 19,642
Nabors Industries, Inc.
7.375% due 05/15/27 ~ 250,000 247,064
8.875% due 08/15/31 ~ 100,000 74,360
9.125% due 01/31/30 ~ 109,333 104,773
New Fortress Energy, Inc.
8.750% due 03/15/29 ~ 50,000 17,410
NFE Financing LLC
12.000% due 11/15/29 ~ † 442,227 201,136
NGL Energy Operating LLC/NGL Energy Finance
Corp.
8.125% due 02/15/29 ~ 144,000 145,594
8.375% due 02/15/32 ~ 207,000 207,791
Noble Finance II LLC
8.000% due 04/15/30 ~ 319,000 325,086
Northern Oil & Gas, Inc.
8.125% due 03/01/28 ~ 100,000 100,961
8.750% due 06/15/31 ~ 50,000 51,587
Northriver Midstream Finance LP (Canada)
6.750% due 07/15/32 ~ 57,000 59,073
NuStar Logistics LP
5.625% due 04/28/27  193,000 194,798
6.375% due 10/01/30  76,000 78,808
Oceaneering International, Inc.
6.000% due 02/01/28  163,000 164,451
Parkland Corp. (Canada)
4.500% due 10/01/29 ~ 100,000 96,203
4.625% due 05/01/30 ~ 75,000 71,877
5.875% due 07/15/27 ~ 132,000 132,161
6.625% due 08/15/32 ~ 208,000 212,723
PBF Holding Co. LLC/PBF Finance Corp.
6.000% due 02/15/28  315,000 301,507
7.875% due 09/15/30 ~ 1,000 898
9.875% due 03/15/30 ~ 100,000 97,347
Permian Resources Operating LLC
5.875% due 07/01/29 ~ 100,000 100,454
6.250% due 02/01/33 ~ 150,000 151,489
7.000% due 01/15/32 ~ 89,000 92,320
8.000% due 04/15/27 ~ 215,000 219,972
9.875% due 07/15/31 ~ 4,000 4,385
Prairie Acquiror LP
9.000% due 08/01/29 ~ 144,000 150,097
Precision Drilling Corp. (Canada)
6.875% due 01/15/29 ~ 200,000 197,736
Puma International Financing SA (Singapore)
7.750% due 04/25/29 ~ 150,000 154,455
Range Resources Corp.
4.750% due 02/15/30 ~ 4,000 3,894
Rockies Express Pipeline LLC
4.950% due 07/15/29 ~ 79,000 77,607
6.750% due 03/15/33 ~ 2,000 2,090
a
Principal
Amount Value
7.500% due 07/15/38 ~ $ 150,000 $ 153,098
Saturn Oil & Gas, Inc. (Canada)
9.625% due 06/15/29 ~ 40,000 39,783
Seadrill Finance Ltd. (Norway)
8.375% due 08/01/30 ~ 100,000 101,923
Sitio Royalties Operating Partnership LP/Sitio
Finance Corp.
7.875% due 11/01/28 ~ 50,000 52,385
SM Energy Co.
6.500% due 07/15/28  58,000 58,543
6.750% due 09/15/26  179,000 179,230
6.750% due 08/01/29 ~ 126,000 125,646
7.000% due 08/01/32 ~ 195,000 192,353
South Bow Canadian Infrastructure Holdings Ltd.
(Canada)
7.500% due 03/01/55 ~ 106,000 109,461
7.625% due 03/01/55 ~ 100,000 104,233
Star Holding LLC
8.750% due 08/01/31 ~ 140,000 132,106
Strathcona Resources Ltd. (Canada)
6.875% due 08/01/26 ~ 5,000 5,004
Summit Midstream Holdings LLC
8.625% due 10/31/29 ~ 122,000 124,909
SunCoke Energy, Inc.
4.875% due 06/30/29 ~ 50,000 46,577
Sunnova Energy Corp.
5.875% due 09/01/26 ~ ∂ 110,000 2,271
11.750% due 10/01/28 * ~ ∂ 31,000 752
Sunoco LP
6.250% due 07/01/33 ~ 60,000 61,040
7.000% due 05/01/29 ~ 451,000 469,984
7.250% due 05/01/32 ~ 107,000 112,422
Sunoco LP/Sunoco Finance Corp.
4.500% due 05/15/29  10,000 9,715
4.500% due 04/30/30  107,000 102,967
6.000% due 04/15/27  10,000 10,003
7.000% due 09/15/28 ~ 135,000 139,384
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.
5.500% due 01/15/28 ~ 1,000 995
6.000% due 03/01/27 ~ 255,000 255,107
6.000% due 12/31/30 ~ 100,000 98,214
7.375% due 02/15/29 ~ 260,000 267,388
Talos Production, Inc.
9.000% due 02/01/29 ~ 79,000 80,940
9.375% due 02/01/31 ~ 213,000 217,636
TerraForm Power Operating LLC
4.750% due 01/15/30 ~ 62,000 59,398
5.000% due 01/31/28 ~ 245,000 242,671
TGNR Intermediate Holdings LLC
5.500% due 10/15/29 ~ 114,000 110,554
TGS ASA (Norway)
8.500% due 01/15/30 ~ 150,000 155,411
Tidewater, Inc.
due 07/15/30 # ~ 184,000 189,447
TransMontaigne Partners LLC
8.500% due 06/15/30 ~ 22,000 22,905
Transocean Aquila Ltd.
8.000% due 09/30/28 ~ 1,631 1,648
Transocean Poseidon Ltd.
6.875% due 02/01/27 ~ 49,350 49,463
Transocean, Inc.
8.000% due 02/01/27 ~ 250,000 246,445

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
8.250% due 05/15/29 ~ $ 40,000 $ 37,013
8.500% due 05/15/31 ~ 3,000 2,680
8.750% due 02/15/30 ~ 32,000 32,933
9.350% due 12/15/41  350,000 282,625
USA Compression Partners LP/USA
Compression Finance Corp.
6.875% due 09/01/27  135,000 135,356
7.125% due 03/15/29 ~ 240,000 246,134
Valaris Ltd.
8.375% due 04/30/30 ~ 248,000 254,637
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~ 195,000 183,984
3.875% due 11/01/33 ~ 175,000 153,179
4.125% due 08/15/31 ~ 184,000 170,442
6.250% due 01/15/30 ~ 295,000 304,474
Venture Global LNG, Inc.
7.000% due 01/15/30 ~ 210,000 212,475
8.125% due 06/01/28 ~ 484,000 500,538
8.375% due 06/01/31 ~ 336,000 349,222
9.500% due 02/01/29 ~ 632,000 688,882
9.875% due 02/01/32 ~ 348,000 376,045
Venture Global Plaquemines LNG LLC
due 01/15/34 # 104,000 104,000
due 01/15/36 # 104,000 104,000
Vermilion Energy, Inc. (Canada)
6.875% due 05/01/30 ~ 129,000 124,132
7.250% due 02/15/33 ~ 90,000 84,538
Viridien (France)
10.000% due 10/15/30 ~ 31,000 30,530
Vital Energy, Inc.
7.750% due 07/31/29 ~ 50,000 44,345
7.875% due 04/15/32 ~ † 134,000 114,676
9.750% due 10/15/30  180,000 163,068
W&T Offshore, Inc.
10.750% due 02/01/29 ~ 100,000 88,376
Warrior Met Coal, Inc.
7.875% due 12/01/28 ~ 127,000 129,684
Weatherford International Ltd.
8.625% due 04/30/30 ~ 350,000 360,986
Welltec International ApS (Denmark)
8.250% due 10/15/26 ~ 65,000 65,017
Wildfire Intermediate Holdings LLC
7.500% due 10/15/29 ~ 165,000 164,319
26,649,446
Financial - 12.4%
Acadian Asset Management, Inc.
4.800% due 07/27/26  100,000 99,922
Acrisure LLC/Acrisure Finance, Inc.
4.250% due 02/15/29 ~ 145,000 139,264
6.000% due 08/01/29 ~ 189,000 183,910
6.750% due 07/01/32 ~ 170,000 172,558
7.500% due 11/06/30 ~ 210,000 217,074
8.250% due 02/01/29 ~ 100,000 103,560
AG Issuer LLC
6.250% due 03/01/28 ~ 102,000 102,083
AG TTMT Escrow Issuer LLC
8.625% due 09/30/27 ~ 9,000 9,326
Alliant Holdings Intermediate LLC/Alliant Holdings
Co-Issuer
5.875% due 11/01/29 ~ 138,000 136,135
6.500% due 10/01/31 ~ 74,000 75,469
6.750% due 10/15/27 ~ 144,000 144,214
6.750% due 04/15/28 ~ 435,000 442,495
a
Principal
Amount Value
7.000% due 01/15/31 ~ $ 326,000 $ 337,464
7.375% due 10/01/32 ~ 8,000 8,257
Ally Financial, Inc.
6.646% due 01/17/40  103,000 101,320
6.700% due 02/14/33  150,000 156,374
AmWINS Group, Inc.
6.375% due 02/15/29 ~ 248,000 252,926
Anywhere Real Estate Group LLC/Anywhere
Co-Issuer Corp.
7.000% due 04/15/30 ~ 245,000 229,117
Anywhere Real Estate Group LLC/Realogy Co-
Issuer Corp.
5.750% due 01/15/29 ~ 50,000 43,910
9.750% due 04/15/30 ~ 88,000 89,488
APH Somerset Investor 2 LLC/APH2 Somerset
Investor 2 LLC/APH3 Somerset Investor 2 LLC
7.875% due 11/01/29 ~ 203,000 207,821
Apollo Commercial Real Estate Finance, Inc.
4.625% due 06/15/29 ~ 150,000 142,700
Ardonagh Finco Ltd. (United Kingdom)
7.750% due 02/15/31 ~ 321,000 335,843
Ardonagh Group Finance Ltd. (United Kingdom)
8.875% due 02/15/32 ~ 150,000 157,965
Aretec Group, Inc.
7.500% due 04/01/29 ~ 100,000 101,309
10.000% due 08/15/30 ~ 100,286 110,332
Armor Holdco, Inc.
8.500% due 11/15/29 ~ 100,000 95,930
Assurant, Inc.
7.000% due 03/27/48  145,000 147,910
AssuredPartners, Inc.
7.500% due 02/15/32 ~ 67,000 72,080
Azorra Finance Ltd.
due 01/15/31 # ~ 45,000 46,054
7.750% due 04/15/30 ~ 170,000 177,420
Baldwin Insurance Group Holdings LLC/Baldwin
Insurance Group Holdings Finance
7.125% due 05/15/31 ~ 42,000 43,692
Blackstone Mortgage Trust, Inc.
7.750% due 12/01/29 ~ 38,000 40,450
Blackstone Mortgage Trust, Inc. REIT
3.750% due 01/15/27 ~ 50,000 48,761
Brandywine Operating Partnership LP
3.950% due 11/15/27  50,000 48,708
4.550% due 10/01/29  190,000 179,090
8.875% due 04/12/29  43,000 46,589
Bread Financial Holdings, Inc.
8.375% due 06/15/35 ~ 95,000 95,730
9.750% due 03/15/29 ~ 116,000 124,999
BroadStreet Partners, Inc.
5.875% due 04/15/29 ~ 100,000 98,888
Brookfield Property REIT, Inc./BPR Cumulus LLC/
BPR Nimbus LLC/GGSI Sellco LLC
4.500% due 04/01/27 ~ 208,000 202,520
Burford Capital Global Finance LLC
6.875% due 04/15/30 ~ 20,000 19,997
9.250% due 07/01/31 ~ 238,000 250,783
Cobra AcquisitionCo LLC
12.250% due 11/01/29 ~ 50,000 51,609
Coinbase Global, Inc.
3.375% due 10/01/28 ~ 150,000 140,741
3.625% due 10/01/31 ~ 195,000 173,782

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Compass Group Diversified Holdings LLC
5.000% due 01/15/32 ~ $ 100,000 $ 84,694
5.250% due 04/15/29 ~ 50,000 44,922
Constellation Insurance, Inc.
6.800% due 01/24/30 ~ 180,000 179,084
CoreLogic, Inc.
4.500% due 05/01/28 ~ 190,000 181,403
Credit Acceptance Corp.
6.625% due 03/15/30 ~ 2,000 2,028
9.250% due 12/15/28 ~ 153,000 162,164
Cushman & Wakefield U.S. Borrower LLC
8.875% due 09/01/31 ~ 110,000 118,208
Diversified Healthcare Trust
4.750% due 02/15/28  102,000 94,490
Encore Capital Group, Inc.
8.500% due 05/15/30 ~ 100,000 107,342
9.250% due 04/01/29 ~ 140,000 149,056
Enova International, Inc.
9.125% due 08/01/29 ~ 193,000 203,324
11.250% due 12/15/28 ~ 63,000 67,725
EZCORP, Inc.
7.375% due 04/01/32 ~ 27,000 28,488
Five Point Operating Co. LP/Five Point Capital
Corp.
10.500% due 01/15/28 ~ § 65,000 66,169
Focus Financial Partners LLC
6.750% due 09/15/31 ~ 175,000 178,752
Freedom Mortgage Corp.
12.000% due 10/01/28 ~ 100,000 107,606
12.250% due 10/01/30 ~ 24,000 26,632
Freedom Mortgage Holdings LLC
8.375% due 04/01/32 ~ 47,000 47,544
9.125% due 05/15/31 ~ 163,000 168,221
9.250% due 02/01/29 ~ 277,000 287,921
Genworth Holdings, Inc.
6.500% due 06/15/34  100,000 99,481
GGAM Finance Ltd. (Ireland)
5.875% due 03/15/30 ~ 3,000 3,029
6.875% due 04/15/29 ~ 87,000 90,160
8.000% due 02/15/27 ~ 96,000 99,048
8.000% due 06/15/28 ~ 70,000 74,094
Global Aircraft Leasing Co. Ltd. (Cayman)
8.750% due 09/01/27 ~ 270,000 277,117
Global Atlantic Fin Co.
4.700% due 10/15/51 ~ 260,000 255,307
7.950% due 10/15/54 ~ 35,000 36,525
Global Net Lease, Inc.
4.500% due 09/30/28 ~ 50,000 48,485
Global Net Lease, Inc./Global Net Lease
Operating Partnership LP
3.750% due 12/15/27 ~ 100,000 95,727
goeasy Ltd. (Canada)
6.875% due 05/15/30 ~ 77,000 77,485
7.375% due 10/01/30 ~ 25,000 25,566
7.625% due 07/01/29 ~ 290,000 299,166
9.250% due 12/01/28 ~ 20,000 21,174
Greystar Real Estate Partners LLC
7.750% due 09/01/30 ~ 20,000 21,244
Hightower Holding LLC
6.750% due 04/15/29 ~ 3,000 2,992
9.125% due 01/31/30 ~ 65,000 69,260
Howard Hughes Corp.
4.125% due 02/01/29 ~ 43,000 40,980
a
Principal
Amount Value
4.375% due 02/01/31 ~ $ 230,000 $ 212,409
Howden U.K. Refinance PLC/Howden U.K.
Refinance 2 PLC/Howden U.S. Refinance LLC
(United Kingdom)
7.250% due 02/15/31 ~ 200,000 207,263
8.125% due 02/15/32 ~ 52,000 54,340
HUB International Ltd.
5.625% due 12/01/29 ~ 200,000 200,186
7.250% due 06/15/30 ~ 400,000 418,308
7.375% due 01/31/32 ~ 236,000 247,081
Hudson Pacific Properties LP
3.950% due 11/01/27  114,000 109,393
5.950% due 02/15/28  100,000 97,594
Hunt Cos., Inc.
5.250% due 04/15/29 ~ 45,000 43,399
Icahn Enterprises LP/Icahn Enterprises Finance
Corp.
4.375% due 02/01/29  150,000 126,219
5.250% due 05/15/27  100,000 96,978
6.250% due 05/15/26  240,000 238,484
9.000% due 06/15/30  145,000 135,707
9.750% due 01/15/29  115,000 111,858
10.000% due 11/15/29 ~ 50,000 49,564
Iron Mountain, Inc.
4.500% due 02/15/31 ~ 355,000 338,507
5.000% due 07/15/28 ~ 165,000 163,815
5.250% due 07/15/30 ~ 139,000 137,200
5.625% due 07/15/32 ~ 287,000 284,898
6.250% due 01/15/33 ~ 421,000 433,169
7.000% due 02/15/29 ~ 68,000 70,439
Jane Street Group/JSG Finance, Inc.
6.125% due 11/01/32 ~ 370,000 373,763
6.750% due 05/01/33 ~ 253,000 260,294
7.125% due 04/30/31 ~ 122,000 128,452
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.000% due 08/15/28 ~ 77,000 74,491
6.625% due 10/15/31 ~ 170,000 169,546
Jefferson Capital Holdings LLC
6.000% due 08/15/26 ~ 100,000 99,826
8.250% due 05/15/30 ~ 50,000 51,847
9.500% due 02/15/29 ~ 150,000 158,750
Jones Deslauriers Insurance Management, Inc.
(Canada)
8.500% due 03/15/30 ~ 100,000 106,066
10.500% due 12/15/30 ~ 73,000 77,864
Kennedy-Wilson, Inc.
4.750% due 03/01/29  100,000 93,808
4.750% due 02/01/30  193,000 176,943
LD Holdings Group LLC
6.125% due 04/01/28 ~ 55,000 45,144
8.750% due 11/01/27 ~ 170,000 154,613
LFS Topco LLC
due 07/15/30 # ~ 75,000 73,836
5.875% due 10/15/26 ~ 140,000 140,079
Liberty Mutual Group, Inc.
4.125% due 12/15/51 ~ 250,000 243,528
4.300% due 02/01/61 ~ 100,000 60,599
Midcap Financial Issuer Trust
5.625% due 01/15/30 ~ 50,000 46,312
6.500% due 05/01/28 ~ 250,000 247,855
MPT Operating Partnership LP/MPT Finance
Corp.
3.500% due 03/15/31  255,000 180,522

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
4.625% due 08/01/29  $ 150,000 $ 118,320
5.000% due 10/15/27  385,000 355,943
8.500% due 02/15/32 ~ 140,000 146,631
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/30 ~ 145,000 147,476
5.500% due 08/15/28 ~ 151,000 150,115
6.000% due 01/15/27 ~ 5,000 5,009
6.500% due 08/01/29 ~ 15,000 15,331
7.125% due 02/01/32 ~ 322,000 334,682
Navient Corp.
5.500% due 03/15/29  227,000 222,476
7.875% due 06/15/32  163,000 169,724
9.375% due 07/25/30  242,000 267,117
11.500% due 03/15/31  142,000 160,995
Newmark Group, Inc.
7.500% due 01/12/29  93,000 98,452
Office Properties Income Trust
3.250% due 03/15/27 ~ 97,079 77,793
9.000% due 03/31/29 ~ 151,000 147,219
9.000% due 09/30/29 ~ 55,000 39,816
OneMain Finance Corp.
3.500% due 01/15/27  105,000 102,864
3.875% due 09/15/28  170,000 163,143
4.000% due 09/15/30  230,000 212,398
5.375% due 11/15/29  195,000 191,947
6.625% due 01/15/28  21,000 21,700
6.625% due 05/15/29  211,000 216,971
6.750% due 03/15/32  204,000 208,092
7.125% due 11/15/31  78,000 81,209
7.125% due 09/15/32  218,000 225,961
7.500% due 05/15/31  14,000 14,638
7.875% due 03/15/30  10,000 10,633
9.000% due 01/15/29  196,000 205,662
Osaic Holdings, Inc.
10.750% due 08/01/27 ~ 100,000 100,304
Oxford Finance LLC/Oxford Finance Co-Issuer
II, Inc.
6.375% due 02/01/27 ~ 50,000 50,310
Panther Escrow Issuer LLC
7.125% due 06/01/31 ~ 427,000 443,826
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.875% due 05/15/29 ~ 258,000 250,139
5.875% due 10/01/28 ~ 6,000 5,996
7.000% due 02/01/30 ~ 100,000 102,906
PennyMac Financial Services, Inc.
5.750% due 09/15/31 ~ 275,000 269,853
6.875% due 05/15/32 ~ 113,000 115,610
6.875% due 02/15/33 ~ 127,000 130,334
7.125% due 11/15/30 ~ 3,000 3,111
7.875% due 12/15/29 ~ 105,000 111,573
PHH Escrow Issuer LLC/PHH Corp.
9.875% due 11/01/29 ~ 50,000 49,920
Phoenix Aviation Capital Ltd. (Ireland)
9.250% due 07/15/30 ~ 98,000 101,578
Planet Financial Group LLC
10.500% due 12/15/29 ~ 80,000 80,239
PRA Group, Inc.
5.000% due 10/01/29 ~ 50,000 46,128
8.375% due 02/01/28 ~ 72,000 73,935
8.875% due 01/31/30 ~ 180,000 185,733
Prospect Capital Corp.
3.437% due 10/15/28  50,000 44,874
a
Principal
Amount Value
Provident Funding Associates LP/PFG Finance
Corp.
9.750% due 09/15/29 ~ $ 65,000 $ 68,399
Rfna LP
7.875% due 02/15/30 ~ 100,000 102,415
RHP Hotel Properties LP/RHP Finance Corp.
4.500% due 02/15/29 ~ 110,000 107,593
6.500% due 04/01/32 ~ 154,000 158,485
6.500% due 06/15/33 ~ 118,000 121,466
7.250% due 07/15/28 ~ 50,000 51,790
Rithm Capital Corp.
8.000% due 04/01/29 ~ 210,000 212,324
8.000% due 07/15/30 ~ 94,000 94,542
RLJ Lodging Trust LP
3.750% due 07/01/26 ~ 173,000 171,374
4.000% due 09/15/29 ~ 75,000 70,039
Rocket Cos., Inc.
6.125% due 08/01/30 ~ 282,000 287,543
6.375% due 08/01/33 ~ 372,000 381,095
Rocket Mortgage LLC/Rocket Mortgage Co-
Issuer, Inc.
2.875% due 10/15/26 ~ 369,000 360,122
3.625% due 03/01/29 ~ 145,000 137,896
3.875% due 03/01/31 ~ 193,000 179,062
Ryan Specialty LLC
4.375% due 02/01/30 ~ 60,000 58,107
5.875% due 08/01/32 ~ 176,000 177,497
SBA Communications Corp.
3.125% due 02/01/29  294,000 277,920
3.875% due 02/15/27  109,000 107,398
Service Properties Trust
3.950% due 01/15/28  200,000 184,900
4.750% due 10/01/26  150,000 148,027
4.950% due 02/15/27  2,000 1,975
5.500% due 12/15/27  50,000 49,571
8.375% due 06/15/29  244,000 253,967
8.875% due 06/15/32  234,000 240,807
SLM Corp.
3.125% due 11/02/26  190,000 186,361
6.500% due 01/31/30  27,000 28,361
Starwood Property Trust, Inc.
3.625% due 07/15/26 ~ 110,000 108,208
4.375% due 01/15/27 ~ 130,000 128,878
6.000% due 04/15/30 ~ 129,000 130,563
6.500% due 07/01/30 ~ 105,000 108,521
6.500% due 10/15/30 ~ 50,000 51,747
7.250% due 04/01/29 ~ 63,000 66,343
Stonex Escrow Issuer LLC
due 07/15/32 # ~ 84,000 84,913
StoneX Group, Inc.
7.875% due 03/01/31 ~ 213,000 223,412
Synchrony Financial
7.250% due 02/02/33  83,000 86,886
Texas Capital Bancshares, Inc.
4.000% due 05/06/31  50,000 48,539
TrueNoord Capital DAC (Ireland)
8.750% due 03/01/30 ~ 1,000 1,039
United Wholesale Mortgage LLC
5.750% due 06/15/27 ~ 185,000 184,674
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL
Capital LLC
6.000% due 01/15/30 ~ 100,000 93,786

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Uniti Group LP/Uniti Group Finance 2019, Inc./
CSL Capital LLC
4.750% due 04/15/28 ~ $ 100,000 $ 98,084
6.500% due 02/15/29 ~ 149,000 144,157
8.625% due 06/15/32 ~ 83,000 83,914
10.500% due 02/15/28 ~ 354,000 375,520
USI, Inc.
7.500% due 01/15/32 ~ 99,000 104,585
UWM Holdings LLC
6.625% due 02/01/30 ~ 214,000 214,423
VFH Parent LLC/Valor Co-Issuer, Inc.
7.500% due 06/15/31 ~ 50,000 52,507
Vornado Realty LP
3.400% due 06/01/31  213,000 190,123
Walker & Dunlop, Inc.
6.625% due 04/01/33 ~ 125,000 128,575
World Acceptance Corp.
7.000% due 11/01/26 ~ 161,000 161,446
XHR LP
4.875% due 06/01/29 ~ 152,000 147,406
6.625% due 05/15/30 ~ 80,000 81,610
30,487,712
Industrial - 11.0%
AAR Escrow Issuer LLC
6.750% due 03/15/29 ~ 165,000 171,103
Advanced Drainage Systems, Inc.
6.375% due 06/15/30 ~ 187,000 191,399
AECOM
5.125% due 03/15/27  135,000 135,503
AmeriTex HoldCo Intermediate LLC
10.250% due 10/15/28 ~ 113,000 120,011
Amsted Industries, Inc.
4.625% due 05/15/30 ~ 150,000 144,395
6.375% due 03/15/33 ~ 62,000 63,060
Arcosa, Inc.
4.375% due 04/15/29 ~ 179,000 173,295
6.875% due 08/15/32 ~ 66,000 68,537
Ardagh Metal Packaging Finance USA LLC/
Ardagh Metal Packaging Finance PLC
3.250% due 09/01/28 ~ 100,000 94,570
4.000% due 09/01/29 ~ 45,000 41,122
6.000% due 06/15/27 ~ 200,000 200,743
Ardagh Packaging Finance PLC/Ardagh Holdings
USA, Inc.
4.125% due 08/15/26 ~ 240,000 225,528
5.250% due 08/15/27 ~ † 300,000 134,020
Artera Services LLC
8.500% due 02/15/31 ~ 72,778 60,662
ASG Finance DAC (Cyprus)
9.750% due 05/15/29 ~ 40,000 37,732
Atkore, Inc.
4.250% due 06/01/31 ~ 196,000 181,517
ATS Corp. (Canada)
4.125% due 12/15/28 ~ 50,000 47,847
Axon Enterprise, Inc.
6.125% due 03/15/30 ~ 253,000 260,808
6.250% due 03/15/33 ~ 130,000 134,181
Ball Corp.
2.875% due 08/15/30  200,000 180,458
3.125% due 09/15/31  123,000 110,460
6.000% due 06/15/29  175,000 179,624
Beacon Mobility Corp.
due 08/01/30 # ~ 92,000 94,008
a
Principal
Amount Value
Boise Cascade Co.
4.875% due 07/01/30 ~ $ 118,000 $ 114,888
Bombardier, Inc. (Canada)
6.750% due 06/15/33 ~ 54,000 56,022
7.000% due 06/01/32 ~ 175,000 182,461
7.250% due 07/01/31 ~ 209,000 219,648
7.450% due 05/01/34 ~ 158,000 172,168
7.500% due 02/01/29 ~ 65,000 68,297
7.875% due 04/15/27 ~ 2,000 2,013
8.750% due 11/15/30 ~ 193,000 209,179
Brand Industrial Services, Inc.
10.375% due 08/01/30 ~ 241,000 222,657
Brightline East LLC
11.000% due 01/31/30 ~ † 217,000 160,777
Brundage-Bone Concrete Pumping Holdings, Inc.
7.500% due 02/01/32 ~ 120,000 119,028
Builders FirstSource, Inc.
4.250% due 02/01/32 ~ 95,000 88,081
5.000% due 03/01/30 ~ 155,000 152,278
6.375% due 03/01/34 ~ 230,000 234,674
6.750% due 05/15/35 ~ 250,000 257,716
BWX Technologies, Inc.
4.125% due 06/30/28 ~ 150,000 146,445
4.125% due 04/15/29 ~ 69,000 66,573
Calderys Financing LLC (France)
11.250% due 06/01/28 ~ 125,000 132,673
Camelot Return Merger Sub, Inc.
8.750% due 08/01/28 ~ 205,000 189,211
Carriage Purchaser, Inc.
7.875% due 10/15/29 ~ 52,000 46,250
Cascades, Inc./Cascades USA, Inc. (Canada)
5.375% due 01/15/28 ~ 175,000 173,611
6.750% due 07/15/30 ~ 33,000 33,189
Chart Industries, Inc.
7.500% due 01/01/30 ~ 155,000 162,467
9.500% due 01/01/31 ~ 100,000 106,822
Clean Harbors, Inc.
4.875% due 07/15/27 ~ 5,000 4,979
5.125% due 07/15/29 ~ 290,000 287,231
Clearwater Paper Corp.
4.750% due 08/15/28 ~ 50,000 47,525
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/29 ~ 75,000 76,133
6.750% due 04/15/32 ~ 171,000 175,599
6.875% due 01/15/30 ~ 267,000 273,282
8.750% due 04/15/30 ~ 127,000 129,986
Coherent Corp.
5.000% due 12/15/29 ~ 122,000 119,947
Cornerstone Building Brands, Inc.
6.125% due 01/15/29 ~ 50,000 36,301
9.500% due 08/15/29 ~ 100,000 92,020
Crown Americas LLC
5.250% due 04/01/30  143,000 145,359
5.875% due 06/01/33 ~ 119,000 119,888
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26  5,000 5,198
Danaos Corp. (Greece)
8.500% due 03/01/28 ~ 100,000 101,793
Dycom Industries, Inc.
4.500% due 04/15/29 ~ 85,000 82,796
Efesto Bidco SpA Efesto U.S. LLC (Italy)
7.500% due 02/15/32 ~ 215,000 217,878

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.625% due 12/15/30 ~ $ 596,000 $ 609,960
6.750% due 07/15/31 ~ 53,000 54,895
Energizer Holdings, Inc.
4.375% due 03/31/29 ~ 100,000 94,671
4.750% due 06/15/28 ~ 135,000 131,574
EnerSys
4.375% due 12/15/27 ~ 100,000 98,653
Enpro, Inc.
6.125% due 06/01/33 ~ 38,000 38,943
Enviri Corp.
5.750% due 07/31/27 ~ 154,000 152,122
Esab Corp.
6.250% due 04/15/29 ~ 4,000 4,100
First Student Bidco, Inc./First Transit Parent, Inc.
4.000% due 07/31/29 ~ 100,000 94,072
Fortress Transportation & Infrastructure Investors
LLC
5.500% due 05/01/28 ~ 236,000 234,877
5.875% due 04/15/33 ~ 100,000 98,823
7.000% due 05/01/31 ~ 72,000 74,602
7.000% due 06/15/32 ~ 90,000 92,990
7.875% due 12/01/30 ~ 15,333 16,280
Genesee & Wyoming, Inc.
6.250% due 04/15/32 ~ 33,000 33,714
GFL Environmental, Inc.
3.500% due 09/01/28 ~ 150,000 144,794
4.000% due 08/01/28 ~ 187,000 181,514
6.750% due 01/15/31 ~ 179,000 187,533
Global Infrastructure Solutions, Inc.
5.625% due 06/01/29 ~ 165,000 164,497
7.500% due 04/15/32 ~ 49,000 49,982
Goat Holdco LLC
6.750% due 02/01/32 ~ 59,000 60,031
GrafTech Finance, Inc.
4.625% due 12/23/29 ~ 200,000 138,000
Graham Packaging Co., Inc.
7.125% due 08/15/28 ~ 145,000 144,829
Graphic Packaging International LLC
4.750% due 07/15/27 ~ 85,000 83,878
6.375% due 07/15/32 ~ 195,000 199,353
Griffon Corp.
5.750% due 03/01/28  130,000 130,067
Hillenbrand, Inc.
3.750% due 03/01/31  220,000 197,195
6.250% due 02/15/29  3,000 3,061
Husky Injection Molding Systems Ltd./Titan Co-
Borrower LLC (Canada)
9.000% due 02/15/29 ~ 281,000 294,150
Imola Merger Corp.
4.750% due 05/15/29 ~ 430,000 415,435
Iris Holding, Inc.
10.000% due 12/15/28 ~ 100,000 91,952
James Hardie International Finance DAC
5.000% due 01/15/28 ~ 142,000 141,395
JELD-WEN, Inc.
4.875% due 12/15/27 ~ 150,000 139,476
7.000% due 09/01/32 ~ 72,000 56,446
Knife River Corp.
7.750% due 05/01/31 ~ 65,000 68,575
LABL, Inc.
5.875% due 11/01/28 ~ 40,000 35,054
8.625% due 10/01/31 ~ 313,000 267,960
a
Principal
Amount Value
9.500% due 11/01/28 ~ $ 100,000 $ 92,563
10.500% due 07/15/27 ~ 105,000 100,550
Louisiana-Pacific Corp.
3.625% due 03/15/29 ~ 4,000 3,814
LSB Industries, Inc.
6.250% due 10/15/28 ~ 31,000 30,801
Madison IAQ LLC
5.875% due 06/30/29 ~ 215,000 211,646
Manitowoc Co., Inc.
9.250% due 10/01/31 ~ 75,000 79,027
Masterbrand, Inc.
7.000% due 07/15/32 ~ 168,000 171,792
Mauser Packaging Solutions Holding Co.
7.875% due 04/15/27 ~ 250,000 254,410
9.250% due 04/15/27 ~ 396,000 393,515
Maxam Prill SARL (Luxembourg)
due 07/15/30 # ~ 200,000 200,500
Maxim Crane Works Holdings Capital LLC
11.500% due 09/01/28 ~ 107,000 113,075
Miter Brands Acquisition Holdco, Inc./MIWD
Borrower LLC
6.750% due 04/01/32 ~ 68,000 69,787
MIWD Holdco II LLC/MIWD Finance Corp.
5.500% due 02/01/30 ~ 110,000 104,843
Moog, Inc.
4.250% due 12/15/27 ~ 125,000 122,342
Mueller Water Products, Inc.
4.000% due 06/15/29 ~ 50,000 48,039
New Enterprise Stone & Lime Co., Inc.
5.250% due 07/15/28 ~ 100,000 100,330
OI European Group BV
4.750% due 02/15/30 ~ 140,000 134,769
Oscar AcquisitionCo LLC/Oscar Finance, Inc.
9.500% due 04/15/30 ~ 150,000 122,260
Owens-Brockway Glass Container, Inc.
6.625% due 05/13/27 ~ 195,000 195,238
7.250% due 05/15/31 ~ 95,000 97,476
Park-Ohio Industries, Inc.
6.625% due 04/15/27  140,000 136,844
Quikrete Holdings, Inc.
6.375% due 03/01/32 ~ 700,000 720,261
6.750% due 03/01/33 ~ 186,000 192,036
Rand Parent LLC
8.500% due 02/15/30 ~ 225,000 226,124
Reworld Holding Corp.
4.875% due 12/01/29 ~ 175,000 166,623
5.000% due 09/01/30  5,000 4,737
Roller Bearing Co. of America, Inc.
4.375% due 10/15/29 ~ 5,000 4,848
Sealed Air Corp.
5.000% due 04/15/29 ~ 45,000 44,544
6.875% due 07/15/33 ~ 155,000 167,442
Sealed Air Corp./Sealed Air Corp. U.S.
6.125% due 02/01/28 ~ 272,000 276,158
7.250% due 02/15/31 ~ 105,000 110,642
Seaspan Corp. (Hong Kong)
5.500% due 08/01/29 ~ 181,000 172,223
Sensata Technologies BV
4.000% due 04/15/29 ~ 60,000 57,117
5.875% due 09/01/30 ~ 210,000 210,456
Sensata Technologies, Inc.
3.750% due 02/15/31 ~ 165,000 150,560
6.625% due 07/15/32 ~ 182,000 187,455

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Silgan Holdings, Inc.
4.125% due 02/01/28  $ 15,000 $ 14,755
Smyrna Ready Mix Concrete LLC
6.000% due 11/01/28 ~ 150,000 149,728
8.875% due 11/15/31 ~ 289,000 303,226
Spirit AeroSystems, Inc.
4.600% due 06/15/28  124,000 121,981
9.375% due 11/30/29 ~ 275,000 292,122
9.750% due 11/15/30 ~ 120,000 132,492
SPX FLOW, Inc.
8.750% due 04/01/30 ~ 78,000 80,996
Standard Building Solutions, Inc.
6.500% due 08/15/32 ~ 188,000 192,753
Standard Industries, Inc.
3.375% due 01/15/31 ~ 175,000 157,065
4.375% due 07/15/30 ~ 289,000 273,818
4.750% due 01/15/28 ~ 300,000 296,882
Star Leasing Co. LLC
7.625% due 02/15/30 ~ 205,000 203,457
Stonepeak Nile Parent LLC
7.250% due 03/15/32 ~ 3,000 3,182
Terex Corp.
5.000% due 05/15/29 ~ 230,000 224,657
6.250% due 10/15/32 ~ 81,000 81,218
TK Elevator U.S. Newco, Inc. (Germany)
5.250% due 07/15/27 ~ 258,000 257,991
TopBuild Corp.
3.625% due 03/15/29 ~ 29,000 27,456
4.125% due 02/15/32 ~ 35,000 32,480
Toucan FinCo Ltd./Toucan FinCo Can, Inc./
Toucan FinCo U.S. LLC (Canada)
9.500% due 05/15/30 ~ 149,000 152,439
TransDigm, Inc.
4.875% due 05/01/29  65,000 63,912
6.000% due 01/15/33 ~ 320,000 321,945
6.375% due 03/01/29 ~ 603,000 619,396
6.375% due 05/31/33 ~ 438,000 439,492
6.625% due 03/01/32 ~ 567,000 587,777
6.750% due 08/15/28 ~ 254,000 259,687
6.875% due 12/15/30 ~ 179,000 185,856
7.125% due 12/01/31 ~ 203,000 212,941
Trident TPI Holdings, Inc.
12.750% due 12/31/28 ~ 235,000 249,577
TriMas Corp.
4.125% due 04/15/29 ~ 100,000 95,071
Trinity Industries, Inc.
7.750% due 07/15/28 ~ 112,000 116,722
Triumph Group, Inc.
9.000% due 03/15/28 ~ 204,000 213,316
Trivium Packaging Finance BV (Netherlands)
8.250% due 07/15/30 ~ 200,000 211,650
12.250% due 01/15/31 ~ 55,000 58,999
Tutor Perini Corp.
11.875% due 04/30/29 ~ 135,000 152,076
Vallourec SACA (France)
7.500% due 04/15/32 ~ 100,000 104,951
Vertiv Group Corp.
4.125% due 11/15/28 ~ 205,000 200,060
Waste Pro USA, Inc.
7.000% due 02/01/33 ~ 108,000 112,387
Watco Cos. LLC/Watco Finance Corp.
7.125% due 08/01/32 ~ 42,000 43,934
a
Principal
Amount Value
Weekley Homes LLC/Weekley Finance Corp.
4.875% due 09/15/28 ~ $ 149,000 $ 144,415
WESCO Distribution, Inc.
6.375% due 03/15/29 ~ 225,000 231,768
6.375% due 03/15/33 ~ 144,000 148,938
6.625% due 03/15/32 ~ 60,000 62,425
7.250% due 06/15/28 ~ 95,000 96,245
Wilsonart LLC
11.000% due 08/15/32 ~ 87,000 79,121
Wrangler Holdco Corp. (Canada)
6.625% due 04/01/32 ~ 29,000 30,214
XPO CNW, Inc.
6.700% due 05/01/34  50,000 52,917
XPO, Inc.
7.125% due 06/01/31 ~ 3,000 3,148
7.125% due 02/01/32 ~ 63,000 66,073
26,947,637
Technology - 4.5%
Ahead DB Holdings LLC
6.625% due 05/01/28 ~ 185,000 185,691
Alteryx, Inc.
8.750% due 03/15/28 ~ 294,000 298,523
Amentum Holdings, Inc.
7.250% due 08/01/32 ~ 220,000 226,569
ASGN, Inc.
4.625% due 05/15/28 ~ 164,000 160,047
AthenaHealth Group, Inc.
6.500% due 02/15/30 ~ 415,000 408,864
CACI International, Inc.
6.375% due 06/15/33 ~ 146,000 150,847
Camelot Finance SA
4.500% due 11/01/26 ~ 57,000 56,161
Capstone Borrower, Inc.
8.000% due 06/15/30 ~ 150,000 156,545
Central Parent LLC/CDK Global II LLC/CDK
Financing Co., Inc.
8.000% due 06/15/29 ~ 134,000 110,932
Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/29 ~ 100,000 81,641
Cloud Software Group, Inc.
6.500% due 03/31/29 ~ 830,000 838,265
8.250% due 06/30/32 ~ 242,000 257,769
9.000% due 09/30/29 ~ 670,000 695,095
Conduent Business Services LLC/Conduent
State & Local Solutions, Inc.
6.000% due 11/01/29 ~ 50,000 47,789
Consensus Cloud Solutions, Inc.
6.000% due 10/15/26 ~ 120,000 119,475
6.500% due 10/15/28 ~ 60,000 59,746
CoreWeave, Inc.
9.250% due 06/01/30 ~ 426,000 435,876
Crane NXT Co.
4.200% due 03/15/48  10,000 6,048
Crowdstrike Holdings, Inc.
3.000% due 02/15/29  51,000 48,284
Diebold Nixdorf, Inc.
7.750% due 03/31/30 ~ 3,000 3,190
Dun & Bradstreet Corp.
5.000% due 12/15/29 ~ 200,000 205,000
Dye & Durham Ltd. (Canada)
8.625% due 04/15/29 ~ 220,000 230,406
Elastic NV
4.125% due 07/15/29 ~ 165,000 157,803

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a
Principal
Amount Value
Ellucian Holdings, Inc.
6.500% due 12/01/29 ~ $ 98,000 $ 100,469
Entegris, Inc.
4.375% due 04/15/28 ~ 40,000 38,966
5.950% due 06/15/30 ~ 250,000 254,216
Fair Isaac Corp.
4.000% due 06/15/28 ~ 115,000 112,023
6.000% due 05/15/33 ~ 194,000 196,263
Fortress Intermediate 3, Inc.
7.500% due 06/01/31 ~ 100,000 104,887
Helios Software Holdings, Inc./ION Corporate
Solutions Finance SARL
4.625% due 05/01/28 ~ 150,000 142,037
8.750% due 05/01/29 ~ 5,000 5,147
Insight Enterprises, Inc.
6.625% due 05/15/32 ~ 62,000 63,919
McAfee Corp.
7.375% due 02/15/30 ~ 381,000 360,184
NCR Atleos Corp.
9.500% due 04/01/29 ~ 220,000 241,148
NCR Voyix Corp.
5.000% due 10/01/28 ~ 19,000 18,823
5.125% due 04/15/29 ~ 128,000 126,182
ON Semiconductor Corp.
3.875% due 09/01/28 ~ 200,000 193,644
Open Text Corp. (Canada)
3.875% due 02/15/28 ~ 251,000 243,648
3.875% due 12/01/29 ~ 47,000 44,317
Open Text Holdings, Inc. (Canada)
4.125% due 02/15/30 ~ 183,000 173,125
4.125% due 12/01/31 ~ 167,000 153,909
Pitney Bowes, Inc.
6.875% due 03/15/27 ~ 100,000 101,023
7.250% due 03/15/29 ~ 110,000 112,235
Playtika Holding Corp.
4.250% due 03/15/29 ~ 184,000 167,150
Rackspace Finance LLC
3.500% due 05/15/28 ~ 100,000 41,199
RingCentral, Inc.
8.500% due 08/15/30 ~ 78,000 83,519
ROBLOX Corp.
3.875% due 05/01/30 ~ 161,000 152,026
Rocket Software, Inc.
6.500% due 02/15/29 ~ 97,000 94,213
9.000% due 11/28/28 ~ 175,000 180,546
Seagate Data Storage Technology Pte. Ltd.
5.875% due 07/15/30 ~ 109,000 110,900
Seagate HDD Cayman
4.125% due 01/15/31  65,000 59,806
5.750% due 12/01/34  50,000 49,527
8.250% due 12/15/29  245,000 261,537
8.500% due 07/15/31  260,000 279,677
SS&C Technologies, Inc.
5.500% due 09/30/27 ~ 318,000 318,500
6.500% due 06/01/32 ~ 68,000 70,654
Synaptics, Inc.
4.000% due 06/15/29 ~ 100,000 95,036
Twilio, Inc.
3.875% due 03/15/31  5,000 4,681
UKG, Inc.
6.875% due 02/01/31 ~ 475,000 493,145
Unisys Corp.
10.625% due 01/15/31 ~ 100,000 103,091
a
Principal
Amount Value
Virtusa Corp.
7.125% due 12/15/28 ~ $ 79,000 $ 75,360
Xerox Corp.
6.750% due 12/15/39  50,000 28,075
10.250% due 10/15/30 ~ 190,000 199,107
Xerox Holdings Corp.
8.875% due 11/30/29 ~ 17,000 12,853
Xerox Issuer Corp.
13.500% due 04/15/31 ~ 208,000 213,711
Zebra Technologies Corp.
6.500% due 06/01/32 ~ 46,000 47,332
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp.
3.875% due 02/01/29 ~ 166,000 156,191
11,024,567
Utilities - 3.1%
AES Corp.
6.950% due 07/15/55  78,000 76,285
7.600% due 01/15/55  290,000 299,309
Algonquin Power & Utilities Corp. (Canada)
4.750% due 01/18/82  210,000 205,016
Alpha Generation LLC
6.750% due 10/15/32 ~ 146,000 150,600
AltaGas Ltd. (Canada)
7.200% due 10/15/54 ~ 200,000 200,544
AmeriGas Partners LP/AmeriGas Finance Corp.
5.750% due 05/20/27  55,000 54,637
9.375% due 06/01/28 ~ 223,000 230,098
9.500% due 06/01/30 ~ 68,000 70,600
California Buyer Ltd./Atlantica Sustainable
Infrastructure PLC (United Kingdom)
6.375% due 02/15/32 ~ 270,000 270,680
Calpine Corp.
4.500% due 02/15/28 ~ 382,000 379,142
4.625% due 02/01/29 ~ 70,000 69,181
5.000% due 02/01/31 ~ 235,000 232,636
5.125% due 03/15/28 ~ 5,000 4,997
Clearway Energy Operating LLC
3.750% due 02/15/31 ~ 35,000 32,162
3.750% due 01/15/32 ~ 165,000 148,178
4.750% due 03/15/28 ~ 249,000 246,193
ContourGlobal Power Holdings SA (United
Kingdom)
6.750% due 02/28/30 ~ 20,000 20,632
Edison International
7.875% due 06/15/54  31,000 29,446
8.125% due 06/15/53  100,000 96,839
EUSHI Finance, Inc.
7.625% due 12/15/54  160,000 166,034
Leeward Renewable Energy Operations LLC
4.250% due 07/01/29 ~ 100,000 93,435
Lightning Power LLC
7.250% due 08/15/32 ~ 183,400 193,139
NRG Energy, Inc.
3.375% due 02/15/29 ~ 207,000 195,333
3.625% due 02/15/31 ~ 226,000 208,147
5.250% due 06/15/29 ~ 12,000 11,942
5.750% due 01/15/28  3,000 3,017
5.750% due 07/15/29 ~ 275,000 276,728
6.000% due 02/01/33 ~ 48,000 48,509
6.250% due 11/01/34 ~ 218,000 222,245

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2025, investments with a total aggregate value of $3,023 or less than 0.1% of the Fund’s net assets were in default.
a
Principal
Amount Value
Pattern Energy Operations LP/Pattern Energy
Operations, Inc.
4.500% due 08/15/28 ~ $ 200,000 $ 193,897
PG&E Corp.
7.375% due 03/15/55  332,000 315,241
Pike Corp.
5.500% due 09/01/28 ~ 71,000 71,003
Talen Energy Supply LLC
8.625% due 06/01/30 ~ 169,000 181,224
TransAlta Corp. (Canada)
6.500% due 03/15/40  100,000 96,573
Venture Global Plaquemines LNG LLC
7.500% due 05/01/33 ~ 219,000 234,662
7.750% due 05/01/35 ~ 290,000 314,155
Vistra Operations Co. LLC
4.375% due 05/01/29 ~ 45,000 43,888
5.000% due 07/31/27 ~ 139,000 138,922
5.625% due 02/15/27 ~ 255,000 255,334
6.875% due 04/15/32 ~ 229,000 239,564
7.750% due 10/15/31 ~ 432,000 459,455
XPLR Infrastructure Operating Partners LP
4.500% due 09/15/27 ~ 222,000 216,544
7.250% due 01/15/29 ~ † 230,000 235,932
8.375% due 01/15/31 ~ 53,000 56,651
8.625% due 03/15/33 ~ † 201,000 215,582
7,504,331
Total Corporate Bonds & Notes
    (Cost $240,386,705) 241,758,738
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.4%
    (Cost $240,431,696) 241,760,553
Shares
SECURITIES LENDING COLLATERAL - 0.9%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
4.180% 255,246 255,246
Principal
Amount
Repurchase Agreements - 0.8%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$2,079,670; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $2,121,263) $ 2,079,414 2,079,414
a
Total Securities Lending Collateral
(Cost $2,334,660) 2,334,660
a
TOTAL INVESTMENTS - 99.3%
(Cost $242,766,356) 244,095,213
OTHER ASSETS & LIABILITIES, NET - 0.7% 1,650,396
NET ASSETS - 100.0% $ 245,745,609
Consumer, Cyclical 19 .8%
Communications 15 .7%
Consumer, Non-Cyclical 15 .3%
Financial 12 .4%
Industrial 11 .0%
Energy 10 .8%
Basic Materials 5 .6%
Technology 4 .5%
Utilities 3 .1%
Others (each less than 3.0%) 1 .1%
99 .3%
Other Assets & Liabilities, Net 0 .7%
100 .0%

PACIFIC SELECT FUND
PD HIGH YIELD BOND MARKET PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(c) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 1,815 $ 1,815 $ – $ –
Corporate Bonds & Notes 241,758,738 – 241,758,738 –
Securities Lending Collateral 2,334,660 255,246 2,079,414 –
Total $ 244,095,213 $ 257,061 $ 243,838,152 $ –

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 97.6%
Basic Materials - 0.3%
spacing
Anglogold Ashanti PLC (United Kingdom)  2,234 $ 101,803
Carpenter Technology Corp. 311 85,954
Ecolab, Inc. 2,236 602,468
Sherwin-Williams Co. 7,665 2,631,855
Steel Dynamics, Inc. 493 63,109
3,485,189
Communications - 18.9%
spacing
Airbnb, Inc. Class A * 15,548 2,057,622
Alphabet, Inc. Class A  137,132 24,166,772
Alphabet, Inc. Class C  111,659 19,807,190
Amazon.com, Inc. * 254,377 55,807,770
Arista Networks, Inc. * 37,728 3,859,952
AST SpaceMobile, Inc. * 5,824 272,156
Booking Holdings, Inc. 1,122 6,495,527
CDW Corp. 347 61,971
Chewy, Inc. Class A * 7,649 326,000
Coupang, Inc. * (South Korea)  45,407 1,360,394
DoorDash, Inc. Class A * 13,122 3,234,704
Etsy, Inc. * 2,137 107,192
Expedia Group, Inc. * 4,442 749,277
FactSet Research Systems, Inc. 90 40,255
Gen Digital, Inc. 2,182 64,151
GoDaddy, Inc. Class A * 5,076 913,985
Liberty Broadband Corp. Class A * 98 9,586
Liberty Broadband Corp. Class C * 748 73,588
Liberty Media Corp.-Liberty Formula One
Class A * 157 14,909
Liberty Media Corp.-Liberty Formula One
Class C * 2,309 241,291
Lyft, Inc. Class A * 2,333 36,768
Meta Platforms, Inc. Class A  65,611 48,426,823
Motorola Solutions, Inc. 2,567 1,079,321
Netflix, Inc. * 15,500 20,756,515
Nexstar Media Group, Inc. 62 10,723
Palo Alto Networks, Inc. * 24,024 4,916,271
Pinterest, Inc. Class A * 10,728 384,706
Reddit, Inc. Class A * 4,264 642,030
Robinhood Markets, Inc. Class A * 3,623 339,221
Roku, Inc. * 637 55,986
Spotify Technology SA * 5,626 4,317,055
Trade Desk, Inc. Class A * 16,212 1,167,102
Trump Media & Technology Group Corp. †* 1,537 27,727
Uber Technologies, Inc. * 73,342 6,842,809
Ubiquiti, Inc. 154 63,394
Wayfair, Inc. Class A * 647 33,088
208,763,831
Consumer, Cyclical - 8.9%
spacing
Alaska Air Group, Inc. * 774 38,298
Allison Transmission Holdings, Inc. 522 49,585
American Airlines Group, Inc. * 2,009 22,541
AutoZone, Inc. * 96 356,374
Birkenstock Holding PLC * (Germany)  655 32,213
BJ's Wholesale Club Holdings, Inc. * 707 76,236
Burlington Stores, Inc. * 2,302 535,537
Carnival Corp. * 12,193 342,867
Carvana Co. * 4,696 1,582,364
Casey's General Stores, Inc. 234 119,403
Cava Group, Inc. * 3,649 307,355
Chipotle Mexican Grill, Inc. * 49,011 2,751,968
a Shares Value
Choice Hotels International, Inc. † 302 $ 38,318
Churchill Downs, Inc. 2,005 202,505
Copart, Inc. * 30,196 1,481,718
Core & Main, Inc. Class A * 4,372 263,850
Costco Wholesale Corp. 16,233 16,069,696
Darden Restaurants, Inc. 4,058 884,522
Deckers Outdoor Corp. * 5,411 557,712
Domino's Pizza, Inc. 353 159,062
DraftKings, Inc. Class A * 17,576 753,835
Dutch Bros, Inc. Class A * 4,229 289,137
Fastenal Co. 34,275 1,439,550
Ferguson Enterprises, Inc. 435 94,721
Floor & Decor Holdings, Inc. Class A * 1,207 91,684
Flutter Entertainment PLC * (United Kingdom)  5,301 1,514,814
Freshpet, Inc. * 525 35,679
Hilton Worldwide Holdings, Inc. 8,530 2,271,880
Home Depot, Inc. 27,751 10,174,627
Las Vegas Sands Corp. 11,714 509,676
Light & Wonder, Inc. * 3,118 300,139
Lithia Motors, Inc. 105 35,471
Live Nation Entertainment, Inc. * 5,733 867,288
Lululemon Athletica, Inc. * 2,218 526,952
Marriott International, Inc. Class A  6,388 1,745,265
McDonald's Corp. 1,478 431,827
Murphy USA, Inc. 645 262,386
Norwegian Cruise Line Holdings Ltd. * 13,957 283,048
On Holding AG Class A * (Switzerland)  8,056 419,315
O'Reilly Automotive, Inc. * 28,696 2,586,370
Planet Fitness, Inc. Class A * 3,069 334,674
Pool Corp. 245 71,413
Ralph Lauren Corp. 118 32,365
Restaurant Brands International, Inc. (Canada)  7,543 500,025
Ross Stores, Inc. 2,355 300,451
Royal Caribbean Cruises Ltd. 8,849 2,770,976
SharkNinja, Inc. * 558 55,236
SiteOne Landscape Supply, Inc. * 603 72,927
Somnigroup International, Inc. 7,393 503,094
Southwest Airlines Co. 1,967 63,809
Starbucks Corp. 5,502 504,148
Tapestry, Inc. 6,937 609,138
Tesla, Inc. * 102,872 32,678,320
Texas Roadhouse, Inc. 2,421 453,720
TJX Cos., Inc. 20,454 2,525,864
TKO Group Holdings, Inc. 1,071 194,868
Tractor Supply Co. 19,385 1,022,946
Travel & Leisure Co. 754 38,914
Ulta Beauty, Inc. * 413 193,210
Vail Resorts, Inc. 1,166 183,214
Viking Holdings Ltd. * 7,433 396,105
Walmart, Inc. 15,898 1,554,506
Wendy's Co. 3,617 41,306
Williams-Sonoma, Inc. 647 105,700
Wingstop, Inc. 1,015 341,791
WW Grainger, Inc. 1,373 1,428,250
Wyndham Hotels & Resorts, Inc. 2,487 201,969
Yum! Brands, Inc. 3,425 507,517
98,192,244
Consumer, Non-Cyclical - 9.3%
spacing
AbbVie, Inc. 64,791 12,026,505
Affirm Holdings, Inc. * 5,836 403,501
Alnylam Pharmaceuticals, Inc. * 4,565 1,488,601
Amgen, Inc. 14,510 4,051,337
Apellis Pharmaceuticals, Inc. * 3,903 67,561

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Automatic Data Processing, Inc. 13,755 $ 4,242,042
Avis Budget Group, Inc. * 275 46,489
Block, Inc. * 7,371 500,712
Booz Allen Hamilton Holding Corp. 4,578 476,707
Boston Scientific Corp. * 9,306 999,557
Bright Horizons Family Solutions, Inc. * 278 34,358
Bristol-Myers Squibb Co. 14,340 663,799
Cardinal Health, Inc. 4,439 745,752
Celsius Holdings, Inc. * 5,939 275,510
Cencora, Inc. 6,696 2,007,796
Chemed Corp. 64 31,164
Cigna Group 760 251,241
Cintas Corp. 12,574 2,802,367
Coca-Cola Co. 69,496 4,916,842
Coca-Cola Consolidated, Inc. 302 33,718
Colgate-Palmolive Co. 13,934 1,266,601
Corcept Therapeutics, Inc. * 3,437 252,276
Corpay, Inc. * 2,450 812,959
DaVita, Inc. * 1,391 198,148
Dexcom, Inc. * 14,168 1,236,725
Eli Lilly & Co. 29,299 22,839,449
Equifax, Inc. 848 219,946
Exact Sciences Corp. * 376 19,981
Exelixis, Inc. * 7,730 340,700
Gilead Sciences, Inc. 12,262 1,359,488
Grand Canyon Education, Inc. * 330 62,370
H&R Block, Inc. 1,153 63,288
Halozyme Therapeutics, Inc. * 4,481 233,102
HCA Healthcare, Inc. 1,353 518,334
Hershey Co. 688 114,174
IDEXX Laboratories, Inc. * 2,951 1,582,739
Incyte Corp. * 1,496 101,878
Insmed, Inc. * 6,119 615,816
Inspire Medical Systems, Inc. * 1,056 137,037
Insulet Corp. * 2,523 792,676
Intuitive Surgical, Inc. * 13,052 7,092,587
Ionis Pharmaceuticals, Inc. * 5,233 206,756
Kimberly-Clark Corp. 4,377 564,283
Masimo Corp. * 1,648 277,227
McKesson Corp. 4,237 3,104,789
Medpace Holdings, Inc. * 892 279,963
Molina Healthcare, Inc. * 1,076 320,540
Monster Beverage Corp. * 25,512 1,598,072
Moody's Corp. 5,673 2,845,520
Morningstar, Inc. 584 183,335
Natera, Inc. * 4,748 802,127
Neurocrine Biosciences, Inc. * 3,030 380,841
Paylocity Holding Corp. * 1,473 266,893
Penumbra, Inc. * 1,326 340,291
PepsiCo, Inc. 6,863 906,191
Performance Food Group Co. * 560 48,983
Quanta Services, Inc. 4,172 1,577,350
RB Global, Inc. (Canada)  412 43,750
Repligen Corp. * 340 42,289
ResMed, Inc. 1,262 325,596
Rollins, Inc. 10,146 572,437
Sarepta Therapeutics, Inc. * 3,534 60,431
Shift4 Payments, Inc. Class A * 2,311 229,043
Sprouts Farmers Market, Inc. * 3,580 589,411
Stryker Corp. 3,237 1,280,654
Summit Therapeutics, Inc. * 4,272 90,908
Sysco Corp. 9,502 719,681
Toast, Inc. Class A * 16,806 744,338
U-Haul Holding Co. 1,807 98,247
a Shares Value
Ultragenyx Pharmaceutical, Inc. * 3,409 $ 123,951
Valvoline, Inc. * 4,608 174,505
Verisk Analytics, Inc. 3,072 956,928
Vertex Pharmaceuticals, Inc. * 9,405 4,187,106
Viking Therapeutics, Inc. * 315 8,347
Waters Corp. * 1,139 397,557
WEX, Inc. * 166 24,384
WillScot Holdings Corp. * 2,054 56,280
Zoetis, Inc. 13,019 2,030,313
102,385,150
Energy - 0.3%
spacing
Cheniere Energy, Inc. 3,631 884,221
Enphase Energy, Inc. * 5,142 203,880
Phillips 66 1,066 127,174
Targa Resources Corp. 7,855 1,367,399
Texas Pacific Land Corp. 682 720,458
Williams Cos., Inc. 2,362 148,357
3,451,489
Financial - 6.2%
spacing
Ally Financial, Inc. 1,590 61,931
American Express Co. 6,586 2,100,802
American Tower Corp. REIT 17,107 3,780,989
Ameriprise Financial, Inc. 3,186 1,700,464
Aon PLC Class A  7,093 2,530,499
Apollo Global Management, Inc. 10,500 1,489,635
ARES Management Corp. Class A  6,911 1,196,985
Arthur J Gallagher & Co. 549 175,746
Bank of America Corp. 19,933 943,230
Bank of New York Mellon Corp. 1,901 173,200
Blackstone, Inc. 26,768 4,003,957
Blue Owl Capital, Inc. 22,309 428,556
Brookfield Asset Management Ltd.
Class A (Canada)  4,825 266,726
Brown & Brown, Inc. 1,067 118,298
CBRE Group, Inc. Class A * 1,195 167,443
Charles Schwab Corp. 5,454 497,623
Citigroup, Inc. 12,094 1,029,441
Coinbase Global, Inc. Class A * 736 257,961
CoStar Group, Inc. * 1,892 152,117
Credit Acceptance Corp. * 26 13,245
Equitable Holdings, Inc. 11,310 634,491
Everest Group Ltd. 227 77,146
Freedom Holding Corp. * (Kazakhstan)  549 80,181
Goldman Sachs Group, Inc. 599 423,942
Hamilton Lane, Inc. Class A  953 135,440
Houlihan Lokey, Inc. 754 135,682
Interactive Brokers Group, Inc. Class A  827 45,824
Jefferies Financial Group, Inc. 1,559 85,262
Jones Lang LaSalle, Inc. * 486 124,309
Kinsale Capital Group, Inc. 799 386,636
KKR & Co., Inc. 6,183 822,524
Lamar Advertising Co. Class A REIT 3,204 388,837
Lazard, Inc. 779 37,376
LPL Financial Holdings, Inc. 2,873 1,077,289
Markel Group, Inc. * 93 185,754
Marsh & McLennan Cos., Inc. 2,140 467,890
Mastercard, Inc. Class A  29,754 16,719,963
NU Holdings Ltd. Class A * (Brazil)  117,826 1,616,573
Popular, Inc. 398 43,864
Progressive Corp. 1,075 286,875
Public Storage REIT 730 214,197
RLI Corp. 196 14,155

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Ryan Specialty Holdings, Inc. 3,559 $ 241,976
Simon Property Group, Inc. REIT 2,630 422,799
SLM Corp. 1,054 34,561
SoFi Technologies, Inc. * 4,969 90,486
Sun Communities, Inc. REIT 885 111,944
TPG, Inc. 4,444 233,088
Tradeweb Markets, Inc. Class A  358 52,411
UDR, Inc. REIT 809 33,031
UWM Holdings Corp. 1,158 4,794
Visa, Inc. Class A  62,252 22,102,573
Western Alliance Bancorp 826 64,411
XP, Inc. Class A (Brazil)  1,078 21,776
68,506,908
Industrial - 4.0%
spacing
3M Co. 3,171 482,753
AAON, Inc. 2,320 171,100
Amphenol Corp. Class A  44,098 4,354,677
Armstrong World Industries, Inc. 525 85,281
Axon Enterprise, Inc. * 2,728 2,258,620
AZEK Co., Inc. * 3,670 199,464
Boeing Co. * 3,750 785,738
BWX Technologies, Inc. 652 93,927
Carlisle Cos., Inc. 193 72,066
Caterpillar, Inc. 2,084 809,030
Comfort Systems USA, Inc. 1,247 668,654
Eagle Materials, Inc. 74 14,956
EMCOR Group, Inc. 559 299,004
FTAI Aviation Ltd. 3,725 428,524
GE Vernova, Inc. 9,999 5,290,971
General Electric Co. 38,459 9,898,962
HEICO Corp. 1,600 524,800
HEICO Corp. Class A  2,742 709,492
Howmet Aerospace, Inc. 13,578 2,527,273
Illinois Tool Works, Inc. 3,508 867,353
Jabil, Inc. 2,517 548,958
Karman Holdings, Inc. * 969 48,809
Lennox International, Inc. 1,147 657,506
Leonardo DRS, Inc. * 1,087 50,524
Loar Holdings, Inc. * 1,469 126,584
Lockheed Martin Corp. 2,126 984,636
MasTec, Inc. * 479 81,636
Old Dominion Freight Line, Inc. 384 62,323
RBC Bearings, Inc. * 230 88,504
Rocket Lab Corp. * 14,316 512,083
Rockwell Automation, Inc. 351 116,592
Simpson Manufacturing Co., Inc. 204 31,683
Spirit AeroSystems Holdings, Inc. Class A * 421 16,061
StandardAero, Inc. * 154 4,874
Tetra Tech, Inc. 1,808 65,016
TopBuild Corp. * 81 26,223
Trane Technologies PLC 8,153 3,566,204
TransDigm Group, Inc. 353 536,786
Union Pacific Corp. 1,726 397,118
Veralto Corp. 3,460 349,287
Vertiv Holdings Co. Class A  13,913 1,786,568
Waste Management, Inc. 13,530 3,095,935
XPO, Inc. * 863 108,988
43,805,543
Technology - 49.4%
spacing
Adobe, Inc. * 15,565 6,021,787
Advanced Micro Devices, Inc. * 34,452 4,888,739
Appfolio, Inc. Class A * 790 181,921
a Shares Value
Apple, Inc. 539,119 $ 110,611,045
Applied Materials, Inc. 8,423 1,541,999
AppLovin Corp. Class A * 8,719 3,052,348
Astera Labs, Inc. * 5,237 473,530
Atlassian Corp. Class A * 5,868 1,191,732
Autodesk, Inc. * 7,717 2,388,952
Bentley Systems, Inc. Class B  5,756 310,651
Broadcom, Inc. 168,904 46,558,388
Broadridge Financial Solutions, Inc. 3,882 943,442
Cadence Design Systems, Inc. * 9,979 3,075,029
Cloudflare, Inc. Class A * 11,286 2,210,137
Confluent, Inc. Class A * 10,123 252,366
Crowdstrike Holdings, Inc. Class A * 8,932 4,549,157
Datadog, Inc. Class A * 11,283 1,515,645
Dayforce, Inc. * 496 27,473
Dell Technologies, Inc. Class C  1,673 205,110
Docusign, Inc. * 5,550 432,290
DoubleVerify Holdings, Inc. * 3,483 52,141
Doximity, Inc. Class A * 4,775 292,899
Dropbox, Inc. Class A * 2,151 61,519
Duolingo, Inc. * 1,353 554,757
Dynatrace, Inc. * 10,827 597,759
Elastic NV * 3,054 257,544
Entegris, Inc. 893 72,020
ExlService Holdings, Inc. * 5,787 253,413
Fair Isaac Corp. * 712 1,301,508
Fiserv, Inc. * 5,574 961,013
Fortinet, Inc. * 23,270 2,460,104
Gartner, Inc. * 2,737 1,106,350
Gitlab, Inc. Class A * 4,902 221,129
Globant SA * 153 13,899
Guidewire Software, Inc. * 3,062 720,948
HubSpot, Inc. * 1,860 1,035,332
Intuit, Inc. 9,986 7,865,273
KBR, Inc. 488 23,395
KLA Corp. 4,867 4,359,567
Lam Research Corp. 46,763 4,551,910
Lattice Semiconductor Corp. * 3,955 193,755
MACOM Technology Solutions Holdings, Inc. * 574 82,248
Manhattan Associates, Inc. * 2,200 434,434
Marvell Technology, Inc. 2,150 166,410
Microsoft Corp. 271,239 134,916,991
MicroStrategy, Inc. Class A * 557 225,156
MongoDB, Inc. * 275 57,747
Monolithic Power Systems, Inc. 1,705 1,247,003
MSCI, Inc. 1,353 780,329
nCino, Inc. * 547 15,300
NetApp, Inc. 2,933 312,511
Nutanix, Inc. Class A * 2,367 180,933
NVIDIA Corp. 855,953 135,232,014
Okta, Inc. * 2,542 254,124
Onto Innovation, Inc. * 536 54,098
Oracle Corp. 60,558 13,239,796
Palantir Technologies, Inc. Class A * 79,886 10,890,060
Paychex, Inc. 3,693 537,184
Paycom Software, Inc. 998 230,937
Pegasystems, Inc. 1,054 57,053
Procore Technologies, Inc. * 4,218 288,596
PTC, Inc. * 504 86,859
Pure Storage, Inc. Class A * 9,718 559,562
QUALCOMM, Inc. 9,191 1,463,759
RingCentral, Inc. Class A * 3,154 89,416
ROBLOX Corp. Class A * 20,607 2,167,856
Rubrik, Inc. Class A * 2,120 189,931

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
a Shares Value
Salesforce, Inc. 3,825 $ 1,043,039
Samsara, Inc. Class A * 9,811 390,282
SentinelOne, Inc. Class A * 7,691 140,591
ServiceNow, Inc. * 7,559 7,771,257
Snowflake, Inc. Class A * 11,431 2,557,915
Super Micro Computer, Inc. †* 8,608 421,878
Synopsys, Inc. * 4,953 2,539,304
Take-Two Interactive Software, Inc. * 2,220 539,127
Tempus AI, Inc. * 3,010 191,255
Teradata Corp. * 793 17,692
Texas Instruments, Inc. 13,599 2,823,424
Twilio, Inc. Class A * 1,011 125,728
Tyler Technologies, Inc. * 1,304 773,063
Unity Software, Inc. * 675 16,335
Veeva Systems, Inc. Class A * 4,298 1,237,738
Workday, Inc. Class A * 7,869 1,888,560
Zscaler, Inc. * 3,571 1,121,080
544,746,551
Utilities - 0.3%
spacing
NRG Energy, Inc. 7,248 1,163,884
Vistra Corp. 12,320 2,387,739
3,551,623
Total Common Stocks
    (Cost $729,550,425) 1,076,888,528
EXCHANGE-TRADED FUNDS - 1.5%
iShares Russell 1000 Growth 38,090 16,172,252
a
Total Exchange-Traded Funds
    (Cost $15,619,176) 16,172,252
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.1%
    (Cost $745,169,601) 1,093,060,780
SECURITIES LENDING COLLATERAL - 0.0%
Mutual Funds - 0.0%
The Morgan Stanley Institutional Liquidity Funds
4.180% 60,244 60,244
Principal
Amount
Repurchase Agreements - 0.0%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$490,855; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $500,672) $ 490,794 490,794
a
Total Securities Lending Collateral
(Cost $551,038) 551,038
a
Value
TOTAL INVESTMENTS - 99.1%
(Cost $745,720,639) $ 1,093,611,818
DERIVATIVES - 0.0% 308,170
OTHER ASSETS & LIABILITIES, NET - 0.9% 9,561,797
NET ASSETS - 100.0% $ 1,103,481,785
Technology 49 .4%
Communications 18 .9%
Consumer, Non-Cyclical 9 .3%
Consumer, Cyclical 8 .9%
Financial 6 .2%
Industrial 4 .0%
Others (each less than 3.0%) 2 .4%
99 .1%
Derivatives 0 .0%
Other Assets & Liabilities, Net 0 .9%
100 .0%

PACIFIC SELECT FUND
PD LARGE-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(b) As of June 30, 2025, open futures contracts outstanding were as follows:
(c) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 1000 Growth Index 09/25 47 $ 9,836,780 $ 10,144,950 $ 308,170
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 1,076,888,528 $ 1,076,888,528 $ – $ –
Exchange-Traded Funds 16,172,252 16,172,252 – –
Securities Lending Collateral 551,038 60,244 490,794 –
Derivatives:
Equity Contracts
Futures 308,170 308,170 – –
Total $ 1,093,919,988 $ 1,093,429,194 $ 490,794 $ –

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 97.9%
Basic Materials - 2.9%
spacing
Air Products & Chemicals, Inc. 7,875 $ 2,221,223
Albemarle Corp. † 4,098 256,822
Alcoa Corp. 9,809 289,464
Anglogold Ashanti PLC (United Kingdom)  15,690 714,993
Ashland, Inc. 1,962 98,649
ATI, Inc. * 4,721 407,611
Axalta Coating Systems Ltd. * 8,251 244,972
Carpenter Technology Corp. 1,404 388,038
Celanese Corp. 3,955 218,830
CF Industries Holdings, Inc. 5,872 540,224
Cleveland-Cliffs, Inc. * 17,248 131,085
Dow, Inc. 25,083 664,198
DuPont de Nemours, Inc. 14,838 1,017,738
Eastman Chemical Co. 4,281 319,619
Ecolab, Inc. 6,678 1,799,320
Element Solutions, Inc. 7,834 177,440
FMC Corp. 4,398 183,617
Freeport-McMoRan, Inc. 50,703 2,197,975
Huntsman Corp. 6,788 70,731
International Flavors & Fragrances, Inc. 9,082 667,981
International Paper Co. 18,579 870,055
Linde PLC 16,647 7,810,439
LyondellBasell Industries NV Class A  9,081 525,427
Mosaic Co. 11,185 408,029
MP Materials Corp. * 4,274 142,196
NewMarket Corp. 210 145,081
Newmont Corp. 39,463 2,299,114
Nucor Corp. 8,142 1,054,715
Olin Corp. 3,545 71,219
PPG Industries, Inc. 8,057 916,484
Reliance, Inc. 1,871 587,307
Royal Gold, Inc. 2,329 414,189
RPM International, Inc. 4,506 494,939
Sherwin-Williams Co. 745 255,803
Southern Copper Corp. (Mexico)  2,897 293,089
Steel Dynamics, Inc. 4,502 576,301
Westlake Corp. 1,270 96,431
29,571,348
Communications - 11.3%
spacing
Alphabet, Inc. Class A  73,142 12,889,815
Alphabet, Inc. Class C  59,556 10,564,639
Amazon.com, Inc. * 93,491 20,510,990
AT&T, Inc. 248,675 7,196,655
Booking Holdings, Inc. 70 405,247
CDW Corp. 4,327 772,759
Charter Communications, Inc. Class A †* 3,215 1,314,324
Ciena Corp. * 4,884 397,216
Cisco Systems, Inc. 141,100 9,789,518
Comcast Corp. Class A  131,297 4,685,990
Corning, Inc. 27,677 1,455,533
eBay, Inc. 16,327 1,215,708
Etsy, Inc. * 1,437 72,080
F5, Inc. * 2,041 600,707
FactSet Research Systems, Inc. 1,258 562,678
Fox Corp. Class A  7,649 428,650
Fox Corp. Class B  4,520 233,368
Frontier Communications Parent, Inc. * 8,312 302,557
GCI Liberty, Inc. (Escrow) * ± Ω 4,340 –
Gen Digital, Inc. 17,360 510,384
IAC, Inc. * 2,327 86,890
a Shares Value
Interpublic Group of Cos., Inc. 13,074 $ 320,052
Iridium Communications, Inc. 3,097 93,437
Juniper Networks, Inc. 11,711 467,620
Liberty Broadband Corp. Class A * 516 50,475
Liberty Broadband Corp. Class C * 3,197 314,521
Liberty Global Ltd. Class A * (Belgium)  5,097 51,021
Liberty Global Ltd. Class C * (Belgium)  5,988 61,736
Liberty Media Corp.-Liberty Formula One
Class A * 342 32,476
Liberty Media Corp.-Liberty Formula One
Class C * 5,054 528,143
Lyft, Inc. Class A * 11,847 186,709
Maplebear, Inc. * 5,961 269,676
Match Group, Inc. * 8,665 267,662
Meta Platforms, Inc. Class A  13,804 10,188,594
Millicom International Cellular SA (Guatemala)  3,642 136,466
Motorola Solutions, Inc. 3,419 1,437,553
New York Times Co. Class A  5,509 308,394
News Corp. Class A  13,420 398,842
News Corp. Class B  4,477 153,606
Nexstar Media Group, Inc. 939 162,400
Omnicom Group, Inc. † 6,852 492,933
Paramount Global Class A  114 2,616
Paramount Global Class B † 22,266 287,231
Pinterest, Inc. Class A * 10,540 377,964
Robinhood Markets, Inc. Class A * 22,724 2,127,648
Roku, Inc. * 4,207 369,753
Sirius XM Holdings, Inc. 6,322 145,216
T-Mobile U.S., Inc. 16,099 3,835,748
Trump Media & Technology Group Corp. †* 1,042 18,798
VeriSign, Inc. * 2,836 819,037
Verizon Communications, Inc. 149,723 6,478,514
Walt Disney Co. 64,199 7,961,318
Warner Bros Discovery, Inc. * 79,074 906,188
Wayfair, Inc. Class A * 2,726 139,408
Zillow Group, Inc. Class A * 1,558 106,707
Zillow Group, Inc. Class C * 5,992 419,740
113,913,910
Consumer, Cyclical - 7.9%
spacing
Alaska Air Group, Inc. * 3,590 177,633
Allison Transmission Holdings, Inc. 2,505 237,950
Amer Sports, Inc. * (Finland)  5,288 204,963
American Airlines Group, Inc. * 21,437 240,523
Aptiv PLC * (Jersey)  8,113 553,469
Aramark 9,356 391,736
Aurora Innovation, Inc. * 34,918 182,970
AutoNation, Inc. * 1,060 210,569
AutoZone, Inc. * 499 1,852,403
Bath & Body Works, Inc. 7,547 226,108
Best Buy Co., Inc. 6,851 459,908
Birkenstock Holding PLC * (Germany)  1,274 62,655
BJ's Wholesale Club Holdings, Inc. * 3,948 425,713
BorgWarner, Inc. 8,109 271,489
Boyd Gaming Corp. 2,059 161,076
Brunswick Corp. 2,660 146,938
Caesars Entertainment, Inc. * 7,654 217,297
CarMax, Inc. * 5,484 368,580
Carnival Corp. * 26,497 745,096
Casey's General Stores, Inc. 1,098 560,276
Choice Hotels International, Inc. 666 84,502
Churchill Downs, Inc. 362 36,562
Columbia Sportswear Co. 1,234 75,373
Copart, Inc. * 2,329 114,284

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Core & Main, Inc. Class A * 2,751 $ 166,023
Crocs, Inc. * 1,756 177,848
Cummins, Inc. 4,879 1,597,872
Darden Restaurants, Inc. 208 45,338
Delta Air Lines, Inc. 23,119 1,136,992
Dick's Sporting Goods, Inc. 2,023 400,170
Dillard's, Inc. Class A  149 62,257
Dolby Laboratories, Inc. Class A  2,074 154,015
Dollar General Corp. 7,787 890,677
Dollar Tree, Inc. * 7,201 713,187
Domino's Pizza, Inc. 785 353,721
DR Horton, Inc. 9,726 1,253,876
Fastenal Co. 6,824 286,608
Ferguson Enterprises, Inc. 6,462 1,407,100
Five Below, Inc. * 1,908 250,291
Floor & Decor Holdings, Inc. Class A * 2,625 199,395
Flutter Entertainment PLC * (United Kingdom)  1,073 306,620
Ford Motor Co. 138,390 1,501,531
Freshpet, Inc. * 1,222 83,047
GameStop Corp. Class A * 14,925 364,021
Gap, Inc. 7,659 167,043
General Motors Co. 34,255 1,685,689
Gentex Corp. 8,624 189,642
Genuine Parts Co. 4,917 596,481
Harley-Davidson, Inc. 4,085 96,406
Hasbro, Inc. 4,685 345,847
Home Depot, Inc. 8,397 3,078,676
Hyatt Hotels Corp. Class A  1,394 194,672
Lear Corp. 2,065 196,134
Lennar Corp. Class A  8,095 895,388
Lennar Corp. Class B  497 52,309
Liberty Media Corp.-Liberty Live Class A * 563 44,747
Liberty Media Corp.-Liberty Live Class C * 1,508 122,389
Lithia Motors, Inc. 805 271,945
LKQ Corp. 9,199 340,455
Lowe's Cos., Inc. 19,869 4,408,335
Lucid Group, Inc. †* 37,502 79,129
Lululemon Athletica, Inc. * 1,581 375,614
Macy's, Inc. 10,771 125,590
Madison Square Garden Sports Corp. * 628 131,221
Marriott International, Inc. Class A  1,878 513,088
Mattel, Inc. * 11,190 220,667
McDonald's Corp. 23,909 6,985,492
MGM Resorts International * 7,263 249,775
MSC Industrial Direct Co., Inc. Class A  1,640 139,433
Newell Brands, Inc. 17,532 94,673
NIKE, Inc. Class B  41,017 2,913,848
Norwegian Cruise Line Holdings Ltd. * 1,545 31,333
NVR, Inc. * 99 731,180
Ollie's Bargain Outlet Holdings, Inc. * 2,096 276,211
O'Reilly Automotive, Inc. * 2,520 227,128
PACCAR, Inc. 18,270 1,736,746
Penn Entertainment, Inc. * 5,330 95,247
Penske Automotive Group, Inc. 627 107,725
Pool Corp. 1,036 301,973
PulteGroup, Inc. 7,080 746,657
PVH Corp. 2,070 142,002
QuantumScape Corp. * 15,218 102,265
QXO, Inc. * 18,194 391,899
Ralph Lauren Corp. 1,285 352,450
Restaurant Brands International, Inc. (Canada)  4,158 275,634
RH * 490 92,615
Rivian Automotive, Inc. Class A * 27,474 377,493
Ross Stores, Inc. 9,138 1,165,826
a Shares Value
Scotts Miracle-Gro Co. 1,615 $ 106,525
SharkNinja, Inc. * 1,887 186,794
SiteOne Landscape Supply, Inc. * 1,067 129,043
Skechers USA, Inc. Class A * 4,507 284,392
Southwest Airlines Co. 16,215 526,015
Starbucks Corp. 34,987 3,205,859
Tapestry, Inc. 607 53,301
Target Corp. 16,113 1,589,547
Thor Industries, Inc. 1,805 160,302
TJX Cos., Inc. 19,826 2,448,313
TKO Group Holdings, Inc. 1,398 254,366
Toll Brothers, Inc. 3,507 400,254
Travel & Leisure Co. 1,496 77,209
Ulta Beauty, Inc. * 1,200 561,384
Under Armour, Inc. Class A * 9,235 63,075
Under Armour, Inc. Class C * 5,838 37,889
United Airlines Holdings, Inc. * 11,538 918,771
Vail Resorts, Inc. 294 46,196
VF Corp. 13,730 161,327
Walgreens Boots Alliance, Inc. 24,890 285,737
Walmart, Inc. 138,823 13,574,113
Watsco, Inc. 1,234 544,959
Wendy's Co. 4,236 48,375
WESCO International, Inc. 1,672 309,654
Whirlpool Corp. 1,890 191,684
Williams-Sonoma, Inc. 3,571 583,394
WW Grainger, Inc. 213 221,571
Wyndham Hotels & Resorts, Inc. 280 22,739
Wynn Resorts Ltd. 2,961 277,357
YETI Holdings, Inc. * 3,039 95,789
Yum! Brands, Inc. 6,658 986,582
79,380,250
Consumer, Non-Cyclical - 19.6%
spacing
Abbott Laboratories 61,385 8,348,974
Acadia Healthcare Co., Inc. * 3,472 78,780
ADT, Inc. 13,225 112,016
Affirm Holdings, Inc. * 3,855 266,535
Agilent Technologies, Inc. 10,101 1,192,019
Albertsons Cos., Inc. Class A  14,588 313,788
Align Technology, Inc. * 2,430 460,072
Altria Group, Inc. 59,800 3,506,074
Amedisys, Inc. * 1,160 114,132
Amgen, Inc. 5,003 1,396,888
API Group Corp. * 8,465 432,138
Archer-Daniels-Midland Co. 16,944 894,304
Automatic Data Processing, Inc. 1,105 340,782
Avantor, Inc. * 23,419 315,220
Avery Dennison Corp. 2,757 483,771
Avis Budget Group, Inc. * 296 50,039
Baxter International, Inc. 18,159 549,854
Becton Dickinson & Co. 10,140 1,746,615
BellRing Brands, Inc. * 4,408 255,355
Bio-Rad Laboratories, Inc. Class A * 738 178,094
Bio-Techne Corp. 5,559 286,011
Biogen, Inc. * 5,178 650,305
BioMarin Pharmaceutical, Inc. * 6,739 370,443
Block, Inc. * 12,167 826,504
Boston Beer Co., Inc. Class A * 247 47,130
Boston Scientific Corp. * 43,307 4,651,605
Bright Horizons Family Solutions, Inc. * 1,740 215,047
Bristol-Myers Squibb Co. 58,346 2,700,836
Brown-Forman Corp. Class A  1,536 42,194
Brown-Forman Corp. Class B  5,235 140,874

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Bruker Corp. 3,662 $ 150,874
Bunge Global SA 4,708 377,958
Campbell's Co. 7,075 216,849
Cardinal Health, Inc. 4,259 715,512
Centene Corp. * 17,601 955,382
Certara, Inc. * 3,835 44,869
Charles River Laboratories International, Inc. * 1,729 262,341
Chemed Corp. 464 225,936
Church & Dwight Co., Inc. 8,731 839,136
Cigna Group 8,732 2,886,625
Clarivate PLC * 16,852 72,464
Clorox Co. 4,369 524,586
Coca-Cola Co. 70,498 4,987,733
Coca-Cola Consolidated, Inc. 1,584 176,854
Colgate-Palmolive Co. 14,993 1,362,864
Conagra Brands, Inc. 17,754 363,424
Constellation Brands, Inc. Class A  4,632 753,534
Cooper Cos., Inc. * 6,993 497,622
Corteva, Inc. 24,252 1,807,502
Coty, Inc. Class A * 14,203 66,044
CVS Health Corp. 44,400 3,062,712
Danaher Corp. 22,617 4,467,762
Darling Ingredients, Inc. * 4,923 186,779
Dentsply Sirona, Inc. 7,734 122,816
Dun & Bradstreet Holdings, Inc. 11,549 104,980
Edwards Lifesciences Corp. * 20,403 1,595,719
Elanco Animal Health, Inc. * 18,239 260,453
Elevance Health, Inc. 8,016 3,117,903
elf Beauty, Inc. * 1,941 241,538
Encompass Health Corp. 3,531 433,007
Envista Holdings Corp. * 6,059 118,393
Equifax, Inc. 3,627 940,735
Estee Lauder Cos., Inc. Class A  8,285 669,428
Euronet Worldwide, Inc. * 1,501 152,171
Exact Sciences Corp. * 6,239 331,540
Exelixis, Inc. * 1,524 67,170
Flowers Foods, Inc. 7,088 113,266
FTI Consulting, Inc. * 1,185 191,377
GE HealthCare Technologies, Inc. 16,030 1,187,342
General Mills, Inc. 19,412 1,005,736
Gilead Sciences, Inc. 32,264 3,577,110
Global Payments, Inc. 8,655 692,746
Globus Medical, Inc. Class A * 4,185 246,999
Grand Canyon Education, Inc. * 702 132,678
GXO Logistics, Inc. * 3,995 194,556
H&R Block, Inc. 4,206 230,867
HCA Healthcare, Inc. 4,888 1,872,593
Henry Schein, Inc. * 3,883 283,653
Hershey Co. 4,540 753,413
Hologic, Inc. * 7,907 515,220
Hormel Foods Corp. 10,042 303,770
Humana, Inc. 4,279 1,046,130
Illumina, Inc. * 5,608 535,059
Incyte Corp. * 4,158 283,160
Ingredion, Inc. 2,264 307,044
Insmed, Inc. * 397 39,954
Ionis Pharmaceuticals, Inc. * 374 14,777
IQVIA Holdings, Inc. * 6,133 966,499
J.M. Smucker Co. 3,674 360,787
Jazz Pharmaceuticals PLC * 2,138 226,885
Johnson & Johnson 85,310 13,031,102
Kellanova 10,056 799,754
Kenvue, Inc. 67,363 1,409,908
Keurig Dr. Pepper, Inc. 45,909 1,517,752
a Shares Value
Kimberly-Clark Corp. 7,451 $ 960,583
Kraft Heinz Co. 30,267 781,494
Kroger Co. 21,497 1,541,980
Labcorp Holdings, Inc. 2,962 777,555
Lamb Weston Holdings, Inc. 4,829 250,384
ManpowerGroup, Inc. 1,855 74,942
MarketAxess Holdings, Inc. 1,258 280,962
McCormick & Co., Inc. 8,975 680,484
McKesson Corp. 343 251,344
Medtronic PLC 45,461 3,962,835
Merck & Co., Inc. 89,322 7,070,730
Moderna, Inc. * 12,851 354,559
Molina Healthcare, Inc. * 814 242,491
Molson Coors Beverage Co. Class B  5,946 285,943
Mondelez International, Inc. Class A  45,929 3,097,452
Morningstar, Inc. 268 84,133
Neurocrine Biosciences, Inc. * 496 62,342
Organon & Co. 9,928 96,103
PayPal Holdings, Inc. * 34,520 2,565,526
PepsiCo, Inc. 41,926 5,535,909
Performance Food Group Co. * 4,741 414,695
Perrigo Co. PLC 4,573 122,191
Pfizer, Inc. 201,393 4,881,766
Philip Morris International, Inc. 55,232 10,059,404
Pilgrim's Pride Corp. * 1,361 61,218
Post Holdings, Inc. * 1,788 194,946
Primo Brands Corp. 9,101 269,572
Procter & Gamble Co. 83,268 13,266,258
Qiagen NV * 7,555 363,093
Quanta Services, Inc. 1,176 444,622
Quest Diagnostics, Inc. 3,952 709,898
RB Global, Inc. (Canada)  6,171 655,298
Regeneron Pharmaceuticals, Inc. * 3,673 1,928,325
Repligen Corp. * 1,606 199,754
ResMed, Inc. † 3,937 1,015,746
Revolution Medicines, Inc. * 6,144 226,038
Revvity, Inc. 4,259 411,930
Reynolds Consumer Products, Inc. 1,558 33,372
Robert Half, Inc. 3,838 157,550
Roivant Sciences Ltd. * 13,430 151,356
Royalty Pharma PLC Class A  13,826 498,151
S&P Global, Inc. 10,885 5,739,552
Seaboard Corp. 11 31,473
Service Corp. International 4,938 401,953
Solventum Corp. * 4,921 373,209
Sotera Health Co. * 6,071 67,510
STERIS PLC 3,480 835,966
Stryker Corp. 9,064 3,585,990
Sysco Corp. 7,989 605,087
Teleflex, Inc. 1,540 182,274
Tenet Healthcare Corp. * 3,246 571,296
Thermo Fisher Scientific, Inc. 13,387 5,427,893
TransUnion 6,943 610,984
Tyson Foods, Inc. Class A  9,918 554,813
U-Haul Holding Co. 2,070 112,546
U.S. Foods Holding Corp. * 8,140 626,861
United Rentals, Inc. 2,298 1,731,313
United Therapeutics Corp. * 1,642 471,829
UnitedHealth Group, Inc. 32,259 10,063,840
Universal Health Services, Inc. Class B  1,947 352,699
Verisk Analytics, Inc. 1,984 618,016
Viatris, Inc. 42,042 375,435
Viking Therapeutics, Inc. * 3,558 94,287
Waters Corp. * 1,007 351,483

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
West Pharmaceutical Services, Inc. 2,538 $ 555,314
WEX, Inc. * 1,106 162,460
WillScot Holdings Corp. * 4,377 119,930
Zimmer Biomet Holdings, Inc. 7,020 640,294
Zoetis, Inc. 3,200 499,040
196,754,032
Energy - 5.8%
spacing
Antero Midstream Corp. 11,855 224,652
Antero Resources Corp. * 10,270 413,676
APA Corp. 13,034 238,392
Baker Hughes Co. 35,156 1,347,881
Cheniere Energy, Inc. 4,315 1,050,789
Chevron Corp. 57,822 8,279,532
Chord Energy Corp. 2,094 202,804
Civitas Resources, Inc. 2,846 78,322
ConocoPhillips 44,876 4,027,172
Coterra Energy, Inc. 26,742 678,712
Devon Energy Corp. 22,044 701,220
Diamondback Energy, Inc. 6,759 928,687
DT Midstream, Inc. 3,555 390,730
EOG Resources, Inc. 19,578 2,341,724
EQT Corp. 21,403 1,248,223
Expand Energy Corp. 7,790 910,962
Exxon Mobil Corp. 153,616 16,559,805
First Solar, Inc. * 3,598 595,613
Halliburton Co. 30,390 619,348
Hess Corp. 10,018 1,387,894
HF Sinclair Corp. 5,100 209,508
Kinder Morgan, Inc. 68,937 2,026,748
Marathon Petroleum Corp. 11,047 1,835,017
Matador Resources Co. 3,937 187,874
NOV, Inc. 14,639 181,963
Occidental Petroleum Corp. 23,874 1,002,947
ONEOK, Inc. 22,152 1,808,268
Ovintiv, Inc. 9,654 367,335
Permian Resources Corp. 22,590 307,676
Phillips 66 13,418 1,600,767
Range Resources Corp. 8,369 340,367
Schlumberger NV 48,222 1,629,903
TechnipFMC PLC (United Kingdom)  14,724 507,094
Valero Energy Corp. 11,065 1,487,357
Viper Energy, Inc. 4,652 177,381
Weatherford International PLC 2,523 126,932
Williams Cos., Inc. 40,885 2,567,987
58,591,262
Financial - 24.5%
spacing
Affiliated Managers Group, Inc. 990 194,802
Aflac, Inc. 17,268 1,821,083
AGNC Investment Corp. REIT 33,072 303,932
Agree Realty Corp. REIT 3,777 275,948
Air Lease Corp. 3,692 215,945
Alexandria Real Estate Equities, Inc. REIT 6,080 441,590
Allstate Corp. 9,354 1,883,054
Ally Financial, Inc. 8,949 348,564
American Express Co. 13,086 4,174,172
American Financial Group, Inc. 2,344 295,836
American Homes 4 Rent Class A REIT 11,904 429,377
American International Group, Inc. 20,689 1,770,772
Americold Realty Trust, Inc. REIT 10,234 170,191
Ameriprise Financial, Inc. 306 163,321
Annaly Capital Management, Inc. REIT 22,097 415,866
Aon PLC Class A  568 202,640
a Shares Value
Apollo Global Management, Inc. 4,437 $ 629,477
Arch Capital Group Ltd. 12,934 1,177,641
Arthur J Gallagher & Co. 8,443 2,702,773
Assurant, Inc. 1,796 354,692
Assured Guaranty Ltd. 1,537 133,873
AvalonBay Communities, Inc. REIT 5,041 1,025,843
Axis Capital Holdings Ltd. 2,637 273,773
Bank of America Corp. 223,814 10,590,878
Bank of New York Mellon Corp. 23,533 2,144,092
Bank OZK 3,997 188,099
Berkshire Hathaway, Inc. Class B * 65,385 31,762,071
Blackrock, Inc. 5,409 5,675,393
BOK Financial Corp. 953 93,041
Brighthouse Financial, Inc. * 2,365 127,166
Brixmor Property Group, Inc. REIT 11,036 287,377
Brookfield Asset Management Ltd.
Class A (Canada)  8,878 490,776
Brown & Brown, Inc. 8,735 968,449
BXP, Inc. REIT 5,614 378,777
Camden Property Trust REIT 3,878 437,012
Capital One Financial Corp. 22,283 4,740,931
Carlyle Group, Inc. 9,271 476,529
Cboe Global Markets, Inc. 3,714 866,142
CBRE Group, Inc. Class A * 9,383 1,314,746
Charles Schwab Corp. 55,214 5,037,725
Chubb Ltd. 13,193 3,822,276
Cincinnati Financial Corp. 5,461 813,252
Citigroup, Inc. 53,947 4,591,969
Citizens Financial Group, Inc. 15,420 690,045
CME Group, Inc. 12,749 3,513,879
CNA Financial Corp. 674 31,361
Coinbase Global, Inc. Class A * 6,599 2,312,884
Columbia Banking System, Inc. 7,409 173,222
Comerica, Inc. 4,627 276,001
Commerce Bancshares, Inc. 4,369 271,621
CoStar Group, Inc. * 12,969 1,042,708
Cousins Properties, Inc. REIT 5,993 179,970
Credit Acceptance Corp. * 218 111,056
Crown Castle, Inc. REIT 15,380 1,579,987
CubeSmart REIT 8,024 341,020
Cullen/Frost Bankers, Inc. 2,054 264,021
Digital Realty Trust, Inc. REIT 11,957 2,084,464
East West Bancorp, Inc. 4,845 489,248
EastGroup Properties, Inc. REIT 1,953 326,385
EPR Properties REIT 2,793 162,720
Equinix, Inc. REIT 3,464 2,755,508
Equity LifeStyle Properties, Inc. REIT 6,719 414,361
Equity Residential REIT 13,426 906,121
Essex Property Trust, Inc. REIT 2,259 640,201
Evercore, Inc. Class A  1,307 352,916
Everest Group Ltd. 1,264 429,570
Extra Space Storage, Inc. REIT 7,468 1,101,082
Federal Realty Investment Trust REIT 2,921 277,466
Fidelity National Financial, Inc. 9,216 516,649
Fifth Third Bancorp 23,605 970,874
First American Financial Corp. 3,773 231,624
First Citizens BancShares, Inc. Class A  349 682,808
First Hawaiian, Inc. 4,415 110,198
First Horizon Corp. 17,821 377,805
First Industrial Realty Trust, Inc. REIT 4,459 214,612
FNB Corp. 12,242 178,488
Franklin Resources, Inc. 10,896 259,870
Gaming & Leisure Properties, Inc. REIT 9,355 436,691
Globe Life, Inc. 2,939 365,288

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Goldman Sachs Group, Inc. 10,213 $ 7,228,251
Hamilton Lane, Inc. Class A  492 69,923
Hanover Insurance Group, Inc. 1,363 231,533
Hartford Insurance Group, Inc. 10,062 1,276,566
Healthcare Realty Trust, Inc. REIT 11,632 184,484
Healthpeak Properties, Inc. REIT 24,468 428,435
Highwoods Properties, Inc. REIT 3,681 114,442
Host Hotels & Resorts, Inc. REIT 24,308 373,371
Houlihan Lokey, Inc. 1,186 213,421
Howard Hughes Holdings, Inc. * 1,065 71,888
Huntington Bancshares, Inc. 51,267 859,235
Interactive Brokers Group, Inc. Class A  14,213 787,542
Intercontinental Exchange, Inc. 20,224 3,710,497
Invesco Ltd. 13,978 220,433
Invitation Homes, Inc. REIT 21,689 711,399
Iron Mountain, Inc. REIT 10,400 1,066,728
Janus Henderson Group PLC 4,810 186,820
Jefferies Financial Group, Inc. 4,102 224,338
Jones Lang LaSalle, Inc. * 1,199 306,680
JPMorgan Chase & Co. 98,455 28,543,089
Kemper Corp. 2,256 145,602
KeyCorp 33,206 578,449
Kilroy Realty Corp. REIT 4,018 137,858
Kimco Realty Corp. REIT 23,425 492,394
KKR & Co., Inc. 18,048 2,400,925
Lazard, Inc. 3,142 150,753
Lincoln National Corp. 5,763 199,400
Lineage, Inc. REIT 2,325 101,184
Loews Corp. 6,057 555,185
M&T Bank Corp. 5,763 1,117,964
Markel Group, Inc. * 350 699,076
Marsh & McLennan Cos., Inc. 15,422 3,371,866
Medical Properties Trust, Inc. REIT † 21,951 94,609
MetLife, Inc. 19,944 1,603,896
MGIC Investment Corp. 8,270 230,237
Mid-America Apartment Communities, Inc. REIT 4,125 610,541
Millrose Properties, Inc. REIT * 4,153 118,402
Morgan Stanley 40,828 5,751,032
Mr. Cooper Group, Inc. * 2,225 331,992
Nasdaq, Inc. 14,619 1,307,231
National Storage Affiliates Trust REIT 2,989 95,618
NNN REIT, Inc. 6,549 282,786
Northern Trust Corp. 6,854 869,019
Old Republic International Corp. 7,889 303,253
Omega Healthcare Investors, Inc. REIT 10,529 385,888
OneMain Holdings, Inc. 4,257 242,649
Park Hotels & Resorts, Inc. REIT 8,683 88,827
Pinnacle Financial Partners, Inc. 2,519 278,123
PNC Financial Services Group, Inc. 14,007 2,611,185
Popular, Inc. 2,150 236,952
Primerica, Inc. 1,169 319,920
Principal Financial Group, Inc. 7,873 625,352
Progressive Corp. 19,732 5,265,682
Prologis, Inc. REIT 32,883 3,456,661
Prosperity Bancshares, Inc. 3,356 235,725
Prudential Financial, Inc. 12,572 1,350,736
Public Storage REIT 4,862 1,426,608
Raymond James Financial, Inc. 6,481 993,991
Rayonier, Inc. REIT 6,148 136,363
Realty Income Corp. REIT 31,660 1,823,933
Regency Centers Corp. REIT 6,403 456,086
Regions Financial Corp. 31,847 749,041
Reinsurance Group of America, Inc. 2,316 459,402
RenaissanceRe Holdings Ltd. (Bermuda)  1,693 411,230
a Shares Value
Rexford Industrial Realty, Inc. REIT 8,753 $ 311,344
Rithm Capital Corp. REIT 17,881 201,876
RLI Corp. 2,847 205,610
Rocket Cos., Inc. Class A † 9,310 132,016
SBA Communications Corp. REIT 3,806 893,801
SEI Investments Co. 3,625 325,743
Simon Property Group, Inc. REIT 8,936 1,436,551
SLM Corp. 6,393 209,626
SoFi Technologies, Inc. * 32,525 592,280
SouthState Corp. 3,555 327,167
STAG Industrial, Inc. REIT 6,889 249,933
Starwood Property Trust, Inc. REIT † 11,092 222,616
State Street Corp. 10,210 1,085,731
Stifel Financial Corp. 3,541 367,485
Sun Communities, Inc. REIT 3,621 458,020
Synchrony Financial 13,486 900,056
Synovus Financial Corp. 4,915 254,351
T. Rowe Price Group, Inc. 7,755 748,358
TFS Financial Corp. 1,107 14,336
TPG, Inc. 282 14,791
Tradeweb Markets, Inc. Class A  3,786 554,270
Travelers Cos., Inc. 8,014 2,144,066
Truist Financial Corp. 46,444 1,996,628
U.S. Bancorp 55,367 2,505,357
UDR, Inc. REIT 11,070 451,988
Unum Group 6,135 495,463
UWM Holdings Corp. 1,427 5,908
Ventas, Inc. REIT 15,466 976,678
VICI Properties, Inc. REIT 37,438 1,220,479
Virtu Financial, Inc. Class A  2,856 127,920
Vornado Realty Trust REIT 6,187 236,591
Voya Financial, Inc. 3,362 238,702
W.R. Berkley Corp. 10,764 790,831
Webster Financial Corp. 5,839 318,809
Wells Fargo & Co. 115,525 9,255,863
Welltower, Inc. REIT 23,226 3,570,533
Western Alliance Bancorp 3,024 235,812
Western Union Co. 10,416 87,703
Weyerhaeuser Co. REIT 25,692 660,027
White Mountains Insurance Group Ltd. 95 170,593
Willis Towers Watson PLC 3,514 1,077,041
Wintrust Financial Corp. 2,292 284,162
WP Carey, Inc. REIT 7,683 479,266
XP, Inc. Class A (Brazil)  13,951 281,810
Zions Bancorp NA 5,141 267,024
246,582,506
Industrial - 12.3%
spacing
3M Co. 16,028 2,440,103
A.O. Smith Corp. 4,097 268,640
Acuity, Inc. 1,146 341,898
Advanced Drainage Systems, Inc. 2,504 287,609
AECOM 4,691 529,426
AGCO Corp. 2,071 213,644
Allegion PLC 3,050 439,566
Amcor PLC 80,668 741,339
AMETEK, Inc. 8,167 1,477,900
Applied Industrial Technologies, Inc. 1,351 314,040
AptarGroup, Inc. 2,319 362,761
Armstrong World Industries, Inc. 1,117 181,445
Arrow Electronics, Inc. * 1,830 233,197
Avnet, Inc. 2,960 157,117
AZEK Co., Inc. * 1,470 79,895
Ball Corp. 10,011 561,517

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Boeing Co. * 22,055 $ 4,621,184
Builders FirstSource, Inc. * 3,908 456,025
BWX Technologies, Inc. 2,614 376,573
Carlisle Cos., Inc. 1,341 500,729
Carrier Global Corp. 28,552 2,089,721
Caterpillar, Inc. 14,394 5,587,895
CH Robinson Worldwide, Inc. 4,164 399,536
Clean Harbors, Inc. * 1,796 415,199
CNH Industrial NV 31,114 403,237
Cognex Corp. 6,161 195,427
Coherent Corp. * 5,438 485,124
Crane Co. 1,672 317,496
CRH PLC 24,042 2,207,056
Crown Holdings, Inc. 4,103 422,527
CSX Corp. 66,545 2,171,363
Curtiss-Wright Corp. 1,332 650,749
Deere & Co. 8,661 4,404,032
Donaldson Co., Inc. 4,064 281,838
Dover Corp. 4,807 880,787
Eagle Materials, Inc. 1,097 221,715
Eaton Corp. PLC 13,893 4,959,662
EMCOR Group, Inc. 1,055 564,309
Emerson Electric Co. 19,980 2,663,933
Esab Corp. 1,914 230,733
Everus Construction Group, Inc. * 1,648 104,697
Expeditors International of Washington, Inc. 4,859 555,141
FedEx Corp. 7,717 1,754,151
Flex Ltd. * 13,512 674,519
Flowserve Corp. 4,494 235,261
Fortive Corp. 13,303 693,485
Fortune Brands Innovations, Inc. 4,166 214,466
Garmin Ltd. 5,731 1,196,174
Gates Industrial Corp. PLC * 8,384 193,084
Generac Holdings, Inc. * 2,070 296,445
General Dynamics Corp. 8,958 2,612,690
Graco, Inc. 5,885 505,933
Graphic Packaging Holding Co. 11,264 237,332
Hayward Holdings, Inc. * 6,274 86,581
Hexcel Corp. 2,875 162,409
Honeywell International, Inc. 22,821 5,314,554
Hubbell, Inc. 1,896 774,345
Huntington Ingalls Industries, Inc. 1,353 326,695
IDEX Corp. 2,679 470,352
Illinois Tool Works, Inc. 7,019 1,735,448
Ingersoll Rand, Inc. 14,307 1,190,056
ITT, Inc. 2,857 448,063
Jabil, Inc. 1,299 283,312
Jacobs Solutions, Inc. 4,303 565,629
JB Hunt Transport Services, Inc. 2,829 406,244
Johnson Controls International PLC 23,403 2,471,825
Keysight Technologies, Inc. * 6,099 999,382
Kirby Corp. * 1,933 219,222
Knight-Swift Transportation Holdings, Inc. 5,580 246,803
L3Harris Technologies, Inc. 6,620 1,660,561
Landstar System, Inc. 1,330 184,897
Leonardo DRS, Inc. * 1,626 75,576
Lincoln Electric Holdings, Inc. 1,922 398,469
Littelfuse, Inc. 902 204,510
Lockheed Martin Corp. 5,343 2,474,557
Louisiana-Pacific Corp. 2,233 192,016
Martin Marietta Materials, Inc. 2,126 1,167,089
Masco Corp. 7,480 481,413
MasTec, Inc. * 1,741 296,719
Mettler-Toledo International, Inc. * 737 865,769
a Shares Value
Middleby Corp. * 1,787 $ 257,328
Mohawk Industries, Inc. * 1,961 205,591
MSA Safety, Inc. 1,389 232,699
Mueller Industries, Inc. 3,844 305,483
Nordson Corp. 1,910 409,447
Norfolk Southern Corp. 8,006 2,049,296
Northrop Grumman Corp. 4,807 2,403,404
nVent Electric PLC 5,703 417,745
Old Dominion Freight Line, Inc. 6,234 1,011,778
Oshkosh Corp. 2,399 272,382
Otis Worldwide Corp. 14,009 1,387,171
Owens Corning 3,009 413,798
Packaging Corp. of America 3,131 590,037
Parker-Hannifin Corp. 4,563 3,187,119
Pentair PLC 5,798 595,223
Ralliant Corp. * 4,434 215,021
RBC Bearings, Inc. * 876 337,085
Regal Rexnord Corp. 2,341 339,351
Republic Services, Inc. 7,181 1,770,906
Rockwell Automation, Inc. 3,689 1,225,375
RTX Corp. 47,429 6,925,583
Ryder System, Inc. 1,426 226,734
Saia, Inc. * 945 258,921
Schneider National, Inc. Class B  1,616 39,026
Sealed Air Corp. 4,534 140,690
Sensata Technologies Holding PLC 5,056 152,236
Silgan Holdings, Inc. 3,253 176,248
Simpson Manufacturing Co., Inc. 1,453 225,665
Smurfit WestRock PLC 18,468 796,894
Snap-on, Inc. 1,817 565,414
Sonoco Products Co. 3,793 165,223
Spirit AeroSystems Holdings, Inc. Class A * 3,839 146,458
StandardAero, Inc. * 4,578 144,894
Stanley Black & Decker, Inc. 5,479 371,202
TD SYNNEX Corp. 2,777 376,839
Teledyne Technologies, Inc. * 1,648 844,287
Tetra Tech, Inc. 7,699 276,856
Textron, Inc. 6,379 512,170
Timken Co. 2,141 155,330
TopBuild Corp. * 957 309,819
Toro Co. 3,467 245,048
TransDigm Group, Inc. 1,617 2,458,875
Trex Co., Inc. * 3,782 205,665
Trimble, Inc. * 8,445 641,651
Union Pacific Corp. 19,527 4,492,772
United Parcel Service, Inc. Class B  26,019 2,626,358
Universal Display Corp. 1,557 240,494
Valmont Industries, Inc. 753 245,907
Veralto Corp. 5,108 515,653
Vontier Corp. 4,991 184,168
Vulcan Materials Co. 4,686 1,222,203
Westinghouse Air Brake Technologies Corp. 6,011 1,258,403
Woodward, Inc. 2,101 514,934
XPO, Inc. * 3,227 407,538
Xylem, Inc. 8,626 1,115,859
123,925,077
Technology - 9.3%
spacing
Accenture PLC Class A (Ireland)  22,192 6,632,967
Advanced Micro Devices, Inc. * 23,695 3,362,320
Akamai Technologies, Inc. * 5,086 405,659
Allegro MicroSystems, Inc. * (Japan)  4,383 149,855
Amdocs Ltd. 3,913 357,022
Amentum Holdings, Inc. * 6,079 143,525

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Amkor Technology, Inc. 4,209 $ 88,347
Analog Devices, Inc. 17,588 4,186,296
ANSYS, Inc. * 3,107 1,091,240
Applied Materials, Inc. 20,621 3,775,086
Bill Holdings, Inc. * 2,960 136,930
Broadridge Financial Solutions, Inc. 364 88,463
CACI International, Inc. Class A * 770 367,059
CCC Intelligent Solutions Holdings, Inc. * 17,632 165,917
Cirrus Logic, Inc. * 1,948 203,089
Cognizant Technology Solutions Corp. Class A  17,502 1,365,681
Concentrix Corp. 1,704 90,065
Crane NXT Co. 1,934 104,243
Dayforce, Inc. * 4,798 265,761
Dell Technologies, Inc. Class C  9,729 1,192,775
Docusign, Inc. * 1,740 135,529
DoubleVerify Holdings, Inc. * 3,054 45,718
Dropbox, Inc. Class A * 5,143 147,090
DXC Technology Co. * 6,585 100,685
Electronic Arts, Inc. 9,246 1,476,586
Entegris, Inc. 4,448 358,731
EPAM Systems, Inc. * 1,901 336,135
Fair Isaac Corp. * 143 261,398
Fidelity National Information Services, Inc. 18,667 1,519,680
Fiserv, Inc. * 14,156 2,440,636
Genpact Ltd. 5,579 245,532
GLOBALFOUNDRIES, Inc. * 3,355 128,161
Globant SA * 1,382 125,541
Hewlett Packard Enterprise Co. 46,483 950,577
HP, Inc. 33,435 817,820
Informatica, Inc. Class A * 3,087 75,168
Intel Corp. 154,920 3,470,208
International Business Machines Corp. 32,983 9,722,729
IPG Photonics Corp. * 1,080 74,142
Jack Henry & Associates, Inc. 2,574 463,758
KBR, Inc. 4,008 192,143
Kyndryl Holdings, Inc. * 7,667 321,707
Lattice Semiconductor Corp. * 882 43,209
Leidos Holdings, Inc. 4,520 713,075
Lumentum Holdings, Inc. * 2,400 228,144
MACOM Technology Solutions Holdings, Inc. * 1,686 241,587
Marvell Technology, Inc. 28,506 2,206,364
Microchip Technology, Inc. 18,709 1,316,552
Micron Technology, Inc. 39,609 4,881,809
MicroStrategy, Inc. Class A * 8,307 3,357,939
MKS, Inc. 2,410 239,458
MongoDB, Inc. * 2,529 531,065
MSCI, Inc. 1,354 780,906
nCino, Inc. * 3,248 90,847
NetApp, Inc. 4,220 449,641
Nutanix, Inc. Class A * 6,923 529,194
Okta, Inc. * 3,436 343,497
ON Semiconductor Corp. * 14,944 783,215
Onto Innovation, Inc. * 1,400 141,302
Parsons Corp. * 1,858 133,349
Paychex, Inc. 7,809 1,135,897
Paycom Software, Inc. 765 177,021
Pegasystems, Inc. 2,060 111,508
PTC, Inc. * 3,739 644,379
Pure Storage, Inc. Class A * 1,343 77,330
Qorvo, Inc. * 3,474 294,977
QUALCOMM, Inc. 30,063 4,787,833
Roper Technologies, Inc. 3,806 2,157,393
Rubrik, Inc. Class A * 1,387 124,261
SailPoint, Inc. * 2,131 48,715
a Shares Value
Salesforce, Inc. 29,391 $ 8,014,632
Sandisk Corp. * 4,579 207,658
Science Applications International Corp. 1,587 178,712
SentinelOne, Inc. Class A * 2,874 52,537
Skyworks Solutions, Inc. 5,433 404,867
SS&C Technologies Holdings, Inc. 7,497 620,752
Super Micro Computer, Inc. * 9,857 483,092
Synopsys, Inc. * 670 343,496
Take-Two Interactive Software, Inc. * 4,194 1,018,513
Teradata Corp. * 2,606 58,140
Teradyne, Inc. 5,701 512,634
Texas Instruments, Inc. 19,037 3,952,462
Twilio, Inc. Class A * 4,156 516,840
Tyler Technologies, Inc. * 253 149,988
UiPath, Inc. Class A * 15,440 197,632
Unity Software, Inc. * 10,572 255,842
Veeva Systems, Inc. Class A * 1,067 307,275
Western Digital Corp. 12,270 785,157
Zebra Technologies Corp. Class A * 1,802 555,665
Zoom Communications, Inc. * 9,314 726,306
ZoomInfo Technologies, Inc. * 12,047 121,916
93,616,557
Utilities - 4.3%
spacing
AES Corp. 24,215 254,742
Alliant Energy Corp. 9,105 550,579
Ameren Corp. 9,566 918,719
American Electric Power Co., Inc. 18,966 1,967,912
American Water Works Co., Inc. 6,904 960,415
Atmos Energy Corp. 5,610 864,557
Brookfield Renewable Corp. (Canada)  4,871 159,671
CenterPoint Energy, Inc. 23,098 848,621
Clearway Energy, Inc. Class A  1,745 52,804
Clearway Energy, Inc. Class C  2,909 93,088
CMS Energy Corp. 10,545 730,558
Consolidated Edison, Inc. 12,778 1,282,272
Constellation Energy Corp. 11,103 3,583,604
Dominion Energy, Inc. 30,254 1,709,956
DTE Energy Co. 7,345 972,919
Duke Energy Corp. 27,579 3,254,322
Edison International 13,511 697,168
Entergy Corp. 15,277 1,269,824
Essential Utilities, Inc. 9,732 361,447
Evergy, Inc. 8,024 553,094
Eversource Energy 13,024 828,587
Exelon Corp. 35,832 1,555,825
FirstEnergy Corp. 19,452 783,138
IDACORP, Inc. 2,058 237,596
MDU Resources Group, Inc. 7,308 121,824
National Fuel Gas Co. 3,135 265,566
NextEra Energy, Inc. 73,105 5,074,949
NiSource, Inc. 16,680 672,871
OGE Energy Corp. 7,121 316,030
PG&E Corp. 77,720 1,083,417
Pinnacle West Capital Corp. 4,376 391,521
PPL Corp. 26,237 889,172
Public Service Enterprise Group, Inc. 17,702 1,490,154
Sempra 23,141 1,753,394
Southern Co. 39,062 3,587,063
Talen Energy Corp. * 1,608 467,558
UGI Corp. 7,878 286,917
WEC Energy Group, Inc. 11,322 1,179,752

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2025, open futures contracts outstanding were as follows:
a Shares Value
Xcel Energy, Inc. 20,460 $ 1,393,326
43,464,932
Total Common Stocks
    (Cost $839,296,888) 985,799,874
EXCHANGE-TRADED FUNDS - 1.5%
iShares Russell 1000 Value † 76,047 14,770,609
a
Total Exchange-Traded Funds
    (Cost $14,218,706) 14,770,609
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.4%
    (Cost $853,515,594) 1,000,570,483
SECURITIES LENDING COLLATERAL - 0.4%
Mutual Funds - 0.0%
The Morgan Stanley Institutional Liquidity Funds
4.180% 453,801 453,801
Principal
Amount
Repurchase Agreements - 0.4%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$3,697,442; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $3,771,391) $ 3,696,986 3,696,986
a
Total Securities Lending Collateral
(Cost $4,150,787) 4,150,787
a
TOTAL INVESTMENTS - 99.8%
(Cost $857,666,381) 1,004,721,270
DERIVATIVES - 0.0% 148,906
OTHER ASSETS & LIABILITIES, NET - 0.2% 1,439,955
NET ASSETS - 100.0% $ 1,006,310,131
Financial 24 .5%
Consumer, Non-Cyclical 19 .6%
Industrial 12 .3%
Communications 11 .3%
Technology 9 .3%
Consumer, Cyclical 7 .9%
Energy 5 .8%
Utilities 4 .3%
Others (each less than 3.0%) 4 .8%
99 .8%
Derivatives 0 .0%
Other Assets & Liabilities, Net 0 .2%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Russell 1000 Value Index 09/25 61 $ 5,722,039 $ 5,870,945 $ 148,906

PACIFIC SELECT FUND
PD LARGE-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(c) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 985,799,874 $ 985,799,874 $ – $ –
Exchange-Traded Funds 14,770,609 14,770,609 – –
Securities Lending Collateral 4,150,787 453,801 3,696,986 –
Derivatives:
Equity Contracts
Futures 148,906 148,906 – –
Total $ 1,004,870,176 $ 1,001,173,190 $ 3,696,986 $ –

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
COMMON STOCKS - 98.4%
Basic Materials - 3.0%
spacing
Albemarle Corp. 2,667 $ 167,141
Alcoa Corp. 5,613 165,640
Anglogold Ashanti PLC (United Kingdom)  11,361 517,721
Ashland, Inc. 1,067 53,649
ATI, Inc. * 3,155 272,403
Axalta Coating Systems Ltd. * 4,950 146,965
Carpenter Technology Corp. 1,085 299,872
Celanese Corp. 2,480 137,218
CF Industries Holdings, Inc. 3,736 343,712
Cleveland-Cliffs, Inc. * 10,787 81,981
Dow, Inc. 16,032 424,527
DuPont de Nemours, Inc. 9,411 645,500
Eastman Chemical Co. 2,630 196,356
Element Solutions, Inc. 5,096 115,424
FMC Corp. 2,837 118,445
Huntsman Corp. 3,990 41,576
International Flavors & Fragrances, Inc. 5,814 427,620
International Paper Co. 11,914 557,933
LyondellBasell Industries NV Class A  5,778 334,315
Mosaic Co. 7,200 262,656
MP Materials Corp. * 2,711 90,195
NewMarket Corp. 133 91,884
Nucor Corp. 5,181 671,147
Olin Corp. 2,457 49,361
PPG Industries, Inc. 5,126 583,082
Reliance, Inc. 1,191 373,855
Royal Gold, Inc. 1,492 265,337
RPM International, Inc. 2,890 317,438
Steel Dynamics, Inc. 3,168 405,536
Westlake Corp. 713 54,138
8,212,627
Communications - 5.7%
spacing
AST SpaceMobile, Inc. * 3,887 181,640
CDW Corp. 2,967 529,877
Charter Communications, Inc. Class A †* 2,045 836,016
Chewy, Inc. Class A * 4,717 201,039
Ciena Corp. * 3,217 261,639
Corning, Inc. 17,611 926,162
Coupang, Inc. * (South Korea)  28,005 839,030
eBay, Inc. 10,389 773,565
Etsy, Inc. * 2,328 116,772
Expedia Group, Inc. * 2,729 460,328
F5, Inc. * 1,312 386,148
FactSet Research Systems, Inc. 866 387,344
Fox Corp. Class A  4,867 272,747
Fox Corp. Class B  3,041 157,007
Frontier Communications Parent, Inc. * 5,289 192,520
GCI Liberty, Inc. (Escrow) * ± Ω 4,166 –
Gen Digital, Inc. 12,412 364,913
GoDaddy, Inc. Class A * 3,100 558,186
IAC, Inc. * 1,590 59,371
Interpublic Group of Cos., Inc. 8,511 208,349
Iridium Communications, Inc. 2,140 64,564
Juniper Networks, Inc. 7,407 295,762
Liberty Broadband Corp. Class A * 317 31,009
Liberty Broadband Corp. Class C * 2,480 243,982
Liberty Global Ltd. Class A * (Belgium)  4,038 40,420
Liberty Global Ltd. Class C * (Belgium)  3,095 31,909
Liberty Media Corp.-Liberty Formula One
Class A * 533 50,614
a Shares Value
Liberty Media Corp.-Liberty Formula One
Class C * 4,745 $ 495,852
Lyft, Inc. Class A * 8,999 141,824
Maplebear, Inc. * 3,783 171,143
Match Group, Inc. * 5,460 168,659
Millicom International Cellular SA (Guatemala)  2,317 86,818
New York Times Co. Class A  3,654 204,551
News Corp. Class A  8,505 252,769
News Corp. Class B  2,521 86,496
Nexstar Media Group, Inc. 626 108,267
Omnicom Group, Inc. 4,421 318,047
Paramount Global Class A  82 1,882
Paramount Global Class B † 13,586 175,259
Pinterest, Inc. Class A * 13,457 482,568
Reddit, Inc. Class A * 2,630 395,999
Robinhood Markets, Inc. Class A * 16,694 1,563,059
Roku, Inc. * 2,879 253,035
Sirius XM Holdings, Inc. 4,281 98,335
Trade Desk, Inc. Class A * 10,052 723,643
Trump Media & Technology Group Corp. †* 2,338 42,178
Ubiquiti, Inc. 82 33,755
VeriSign, Inc. * 1,804 520,995
Warner Bros Discovery, Inc. * 50,315 576,610
Wayfair, Inc. Class A * 2,210 113,019
Zillow Group, Inc. Class A * 1,068 73,147
Zillow Group, Inc. Class C * 3,668 256,943
15,815,766
Consumer, Cyclical - 13.7%
spacing
Alaska Air Group, Inc. * 2,785 137,802
Allison Transmission Holdings, Inc. 1,972 187,320
Amer Sports, Inc. * (Finland)  3,365 130,427
American Airlines Group, Inc. * 14,955 167,795
Aptiv PLC * (Jersey)  5,162 352,152
Aramark 5,962 249,629
Aurora Innovation, Inc. * 22,218 116,422
AutoNation, Inc. * 620 123,163
Bath & Body Works, Inc. 4,942 148,062
Best Buy Co., Inc. 4,360 292,687
Birkenstock Holding PLC * (Germany)  1,136 55,868
BJ's Wholesale Club Holdings, Inc. * 2,931 316,050
BorgWarner, Inc. 4,949 165,693
Boyd Gaming Corp. 1,310 102,481
Brunswick Corp. 1,508 83,302
Burlington Stores, Inc. * 1,408 327,557
Caesars Entertainment, Inc. * 4,804 136,386
CarMax, Inc. * 3,520 236,579
Carnival Corp. * 24,380 685,566
Carvana Co. * 2,897 976,173
Casey's General Stores, Inc. 841 429,137
Cava Group, Inc. * 2,251 189,602
Choice Hotels International, Inc. 616 78,158
Churchill Downs, Inc. 1,467 148,167
Columbia Sportswear Co. 546 33,350
Core & Main, Inc. Class A * 4,324 260,953
Crocs, Inc. * 1,217 123,258
Cummins, Inc. 3,087 1,010,993
Darden Restaurants, Inc. 2,628 572,825
Deckers Outdoor Corp. * 3,450 355,592
Delta Air Lines, Inc. 14,711 723,487
Dick's Sporting Goods, Inc. 1,221 241,526
Dillard's, Inc. Class A  75 31,337
Dolby Laboratories, Inc. Class A  1,362 101,142
Dollar General Corp. 5,004 572,358

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Dollar Tree, Inc. * 4,606 $ 456,178
Domino's Pizza, Inc. 717 323,080
DR Horton, Inc. 6,189 797,886
DraftKings, Inc. Class A * 10,840 464,928
Dutch Bros, Inc. Class A * 2,609 178,377
Fastenal Co. 25,853 1,085,826
Ferguson Enterprises, Inc. 4,369 951,350
Five Below, Inc. * 1,238 162,401
Floor & Decor Holdings, Inc. Class A * 2,390 181,544
Flutter Entertainment PLC * (United Kingdom)  3,952 1,129,324
Ford Motor Co. 88,056 955,408
Freshpet, Inc. * 1,059 71,970
GameStop Corp. Class A * 8,937 217,973
Gap, Inc. 5,189 113,172
Gentex Corp. 5,146 113,161
Genuine Parts Co. 3,104 376,546
Harley-Davidson, Inc. 2,633 62,139
Hasbro, Inc. 2,981 220,057
Hilton Worldwide Holdings, Inc. 5,261 1,401,215
Hyatt Hotels Corp. Class A  937 130,852
Las Vegas Sands Corp. 7,225 314,360
Lear Corp. 1,230 116,825
Lennar Corp. Class A  5,151 569,752
Lennar Corp. Class B  193 20,313
Liberty Media Corp.-Liberty Live Class A * 481 38,230
Liberty Media Corp.-Liberty Live Class C * 1,059 85,948
Light & Wonder, Inc. * 1,867 179,717
Lithia Motors, Inc. 573 193,571
Live Nation Entertainment, Inc. * 3,596 544,003
LKQ Corp. 5,918 219,025
Lucid Group, Inc. †* 28,020 59,122
Lululemon Athletica, Inc. * 2,374 564,015
Macy's, Inc. 6,024 70,240
Madison Square Garden Sports Corp. * 363 75,849
Mattel, Inc. * 7,242 142,812
MGM Resorts International * 4,621 158,916
MSC Industrial Direct Co., Inc. Class A  1,020 86,720
Murphy USA, Inc. 417 169,636
Newell Brands, Inc. 8,731 47,147
Norwegian Cruise Line Holdings Ltd. * 9,997 202,739
NVR, Inc. * 64 472,682
Ollie's Bargain Outlet Holdings, Inc. * 1,387 182,779
On Holding AG Class A * (Switzerland)  4,969 258,636
Penn Entertainment, Inc. * 3,157 56,416
Penske Automotive Group, Inc. 402 69,068
Planet Fitness, Inc. Class A * 1,922 209,594
Pool Corp. 810 236,099
PulteGroup, Inc. 4,505 475,097
PVH Corp. 1,142 78,341
QuantumScape Corp. * 8,448 56,771
QXO, Inc. * 13,409 288,830
Ralph Lauren Corp. 901 247,126
Restaurant Brands International, Inc. (Canada)  7,298 483,784
RH * 336 63,507
Rivian Automotive, Inc. Class A * 17,482 240,203
Ross Stores, Inc. 7,267 927,124
Royal Caribbean Cruises Ltd. 5,695 1,783,332
Scotts Miracle-Gro Co. 907 59,826
SharkNinja, Inc. * 1,595 157,889
SiteOne Landscape Supply, Inc. * 1,013 122,512
Skechers USA, Inc. Class A * 3,001 189,363
Somnigroup International, Inc. 4,560 310,308
Southwest Airlines Co. 11,531 374,066
Tapestry, Inc. 4,665 409,634
a Shares Value
Texas Roadhouse, Inc. 1,515 $ 283,926
Thor Industries, Inc. 1,163 103,286
TKO Group Holdings, Inc. 1,550 282,023
Toll Brothers, Inc. 2,266 258,619
Tractor Supply Co. 12,002 633,346
Travel & Leisure Co. 1,484 76,589
Ulta Beauty, Inc. * 1,018 476,241
Under Armour, Inc. Class A * 3,660 24,998
Under Armour, Inc. Class C * 3,676 23,857
United Airlines Holdings, Inc. * 7,341 584,564
Vail Resorts, Inc. 800 125,704
VF Corp. 7,964 93,577
Viking Holdings Ltd. * 4,585 244,335
Walgreens Boots Alliance, Inc. 16,279 186,883
Watsco, Inc. 786 347,113
Wendy's Co. 3,558 40,632
WESCO International, Inc. 1,081 200,201
Whirlpool Corp. 1,198 121,501
Williams-Sonoma, Inc. 2,671 436,361
Wingstop, Inc. 626 210,799
WW Grainger, Inc. 999 1,039,200
Wyndham Hotels & Resorts, Inc. 1,721 139,762
Wynn Resorts Ltd. 1,884 176,474
YETI Holdings, Inc. * 1,822 57,429
Yum! Brands, Inc. 6,287 931,608
37,967,341
Consumer, Non-Cyclical - 17.4%
spacing
Acadia Healthcare Co., Inc. * 2,222 50,417
ADT, Inc. 8,358 70,792
Affirm Holdings, Inc. * 6,052 418,435
Agilent Technologies, Inc. 6,475 764,115
Albertsons Cos., Inc. Class A  9,532 205,033
Align Technology, Inc. * 1,546 292,704
Alnylam Pharmaceuticals, Inc. * 2,815 917,943
Amedisys, Inc. * 696 68,479
Apellis Pharmaceuticals, Inc. * 2,550 44,140
API Group Corp. * 5,540 282,817
Archer-Daniels-Midland Co. 10,710 565,274
Avantor, Inc. * 14,849 199,868
Avery Dennison Corp. 1,755 307,950
Avis Budget Group, Inc. * 376 63,563
Baxter International, Inc. 11,597 351,157
BellRing Brands, Inc. * 2,914 168,808
Bio-Rad Laboratories, Inc. Class A * 429 103,526
Bio-Techne Corp. 3,579 184,140
Biogen, Inc. * 3,263 409,800
BioMarin Pharmaceutical, Inc. * 4,300 236,371
Block, Inc. * 12,283 834,384
Booz Allen Hamilton Holding Corp. 2,790 290,523
Boston Beer Co., Inc. Class A * 180 34,346
Bright Horizons Family Solutions, Inc. * 1,306 161,409
Brown-Forman Corp. Class A  1,101 30,244
Brown-Forman Corp. Class B  3,310 89,072
Bruker Corp. 2,271 93,565
Bunge Global SA 3,026 242,927
Campbell's Co. 4,352 133,389
Cardinal Health, Inc. 5,445 914,760
Celsius Holdings, Inc. * 3,708 172,014
Cencora, Inc. 4,130 1,238,380
Centene Corp. * 11,200 607,936
Certara, Inc. * 2,937 34,363
Charles River Laboratories International, Inc. * 1,100 166,903
Chemed Corp. 331 161,174

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Church & Dwight Co., Inc. 5,552 $ 533,603
Clarivate PLC * 8,757 37,655
Clorox Co. 2,821 338,717
Coca-Cola Consolidated, Inc. 1,168 130,407
Conagra Brands, Inc. 10,823 221,547
Constellation Brands, Inc. Class A  2,947 479,418
Cooper Cos., Inc. * 4,444 316,235
Corcept Therapeutics, Inc. * 2,120 155,608
Corpay, Inc. * 1,538 510,339
Corteva, Inc. 15,431 1,150,072
Coty, Inc. Class A * 7,560 35,154
Darling Ingredients, Inc. * 3,609 136,925
DaVita, Inc. * 863 122,934
Dentsply Sirona, Inc. 4,424 70,253
Dexcom, Inc. * 8,787 767,017
Dun & Bradstreet Holdings, Inc. 6,483 58,930
Elanco Animal Health, Inc. * 11,224 160,279
elf Beauty, Inc. * 1,224 152,315
Encompass Health Corp. 2,250 275,917
Envista Holdings Corp. * 3,762 73,509
Equifax, Inc. 2,767 717,677
Estee Lauder Cos., Inc. Class A  5,272 425,978
Euronet Worldwide, Inc. * 948 96,108
Exact Sciences Corp. * 4,155 220,797
Exelixis, Inc. * 6,085 268,196
Flowers Foods, Inc. 4,089 65,342
FTI Consulting, Inc. * 747 120,640
GE HealthCare Technologies, Inc. 10,250 759,217
General Mills, Inc. 12,421 643,532
Global Payments, Inc. 5,507 440,780
Globus Medical, Inc. Class A * 2,546 150,265
Grand Canyon Education, Inc. * 641 121,149
GXO Logistics, Inc. * 2,671 130,078
H&R Block, Inc. 3,075 168,787
Halozyme Therapeutics, Inc. * 2,764 143,783
Henry Schein, Inc. * 2,471 180,507
Hershey Co. 3,314 549,958
Hologic, Inc. * 5,068 330,231
Hormel Foods Corp. 6,608 199,892
Humana, Inc. 2,714 663,519
IDEXX Laboratories, Inc. * 1,818 975,066
Illumina, Inc. * 3,539 337,656
Incyte Corp. * 3,624 246,794
Ingredion, Inc. 1,430 193,937
Insmed, Inc. * 4,027 405,277
Inspire Medical Systems, Inc. * 662 85,908
Insulet Corp. * 1,590 499,546
Ionis Pharmaceuticals, Inc. * 3,572 141,130
IQVIA Holdings, Inc. * 3,952 622,796
J.M. Smucker Co. 2,344 230,181
Jazz Pharmaceuticals PLC * 1,346 142,838
Kellanova 6,267 498,415
Kenvue, Inc. 42,850 896,850
Kraft Heinz Co. 19,258 497,242
Kroger Co. 13,679 981,195
Labcorp Holdings, Inc. 1,881 493,781
Lamb Weston Holdings, Inc. 3,073 159,335
ManpowerGroup, Inc. 954 38,542
MarketAxess Holdings, Inc. 840 187,606
Masimo Corp. * 989 166,370
McCormick & Co., Inc. 5,731 434,524
Medpace Holdings, Inc. * 515 161,638
Moderna, Inc. * 8,001 220,748
Molina Healthcare, Inc. * 1,210 360,459
a Shares Value
Molson Coors Beverage Co. Class B  3,896 $ 187,359
Morningstar, Inc. 530 166,383
Natera, Inc. * 2,929 494,825
Neurocrine Biosciences, Inc. * 2,184 274,507
Organon & Co. 5,489 53,134
Paylocity Holding Corp. * 987 178,835
Penumbra, Inc. * 839 215,313
Performance Food Group Co. * 3,470 303,521
Perrigo Co. PLC 2,998 80,107
Pilgrim's Pride Corp. * 979 44,035
Post Holdings, Inc. * 1,108 120,805
Primo Brands Corp. 5,791 171,529
Qiagen NV * 4,780 229,727
Quanta Services, Inc. 3,322 1,255,982
Quest Diagnostics, Inc. 2,525 453,566
RB Global, Inc. (Canada)  4,167 442,494
Repligen Corp. * 1,188 147,763
ResMed, Inc. † 3,277 845,466
Revolution Medicines, Inc. * 3,909 143,812
Revvity, Inc. 2,683 259,500
Reynolds Consumer Products, Inc. 1,124 24,076
Robert Half, Inc. 2,302 94,497
Roivant Sciences Ltd. * 8,545 96,302
Rollins, Inc. 6,332 357,251
Royalty Pharma PLC Class A  8,801 317,100
Sarepta Therapeutics, Inc. * 2,087 35,688
Seaboard Corp. 6 17,167
Service Corp. International 3,187 259,422
Shift4 Payments, Inc. Class A * 1,497 148,368
Smithfield Foods, Inc. * 623 14,659
Solventum Corp. * 3,162 239,806
Sotera Health Co. * 3,433 38,175
Sprouts Farmers Market, Inc. * 2,208 363,525
STERIS PLC 2,214 531,847
Summit Therapeutics, Inc. * 2,635 56,073
Sysco Corp. 10,944 828,899
Teleflex, Inc. 991 117,295
Tenet Healthcare Corp. * 2,066 363,616
Toast, Inc. Class A * 10,189 451,271
TransUnion 4,419 388,872
Tyson Foods, Inc. Class A  6,249 349,569
U-Haul Holding Co. 2,248 122,224
U-Haul Holding Co. * 213 12,899
U.S. Foods Holding Corp. * 5,179 398,835
Ultragenyx Pharmaceutical, Inc. * 2,002 72,793
United Rentals, Inc. 1,462 1,101,471
United Therapeutics Corp. * 995 285,913
Universal Health Services, Inc. Class B  1,238 224,264
Valvoline, Inc. * 2,931 110,997
Verisk Analytics, Inc. 3,151 981,536
Viatris, Inc. 27,040 241,467
Viking Therapeutics, Inc. * 2,275 60,287
Waters Corp. * 1,342 468,412
West Pharmaceutical Services, Inc. 1,615 353,362
WEX, Inc. * 766 112,518
WillScot Holdings Corp. * 4,085 111,929
Zimmer Biomet Holdings, Inc. 4,430 404,060
48,236,933
Energy - 6.1%
spacing
Antero Midstream Corp. 7,722 146,332
Antero Resources Corp. * 6,597 265,727
APA Corp. 8,266 151,185
Baker Hughes Co. 22,337 856,401

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Cheniere Energy, Inc. 4,975 $ 1,211,512
Chord Energy Corp. 1,300 125,905
Civitas Resources, Inc. 2,200 60,544
Coterra Energy, Inc. 17,016 431,866
Devon Energy Corp. 13,963 444,163
Diamondback Energy, Inc. 4,301 590,957
DT Midstream, Inc. 2,289 251,584
Enphase Energy, Inc. * 2,997 118,831
EQT Corp. 13,447 784,229
Expand Energy Corp. 4,956 579,555
First Solar, Inc. * 2,290 379,087
Halliburton Co. 19,337 394,088
Hess Corp. 6,374 883,054
HF Sinclair Corp. 3,496 143,616
Kinder Morgan, Inc. 43,858 1,289,425
Marathon Petroleum Corp. 7,029 1,167,587
Matador Resources Co. 2,679 127,842
NOV, Inc. 8,314 103,343
Occidental Petroleum Corp. 15,191 638,174
ONEOK, Inc. 14,017 1,144,208
Ovintiv, Inc. 5,930 225,636
Permian Resources Corp. 14,355 195,515
Phillips 66 9,195 1,096,964
Range Resources Corp. 5,389 219,171
Targa Resources Corp. 4,876 848,814
TechnipFMC PLC (United Kingdom)  9,419 324,390
Texas Pacific Land Corp. 435 459,530
Valero Energy Corp. 7,041 946,451
Viper Energy, Inc. 2,891 110,234
Weatherford International PLC 1,595 80,244
16,796,164
Financial - 19.6%
spacing
Affiliated Managers Group, Inc. 630 123,965
AGNC Investment Corp. REIT 21,371 196,399
Agree Realty Corp. REIT 2,442 178,412
Air Lease Corp. 2,377 139,031
Alexandria Real Estate Equities, Inc. REIT 3,897 283,039
Allstate Corp. 5,943 1,196,385
Ally Financial, Inc. 6,253 243,554
American Financial Group, Inc. 1,491 188,179
American Homes 4 Rent Class A REIT 7,697 277,631
Americold Realty Trust, Inc. REIT 6,467 107,546
Ameriprise Financial, Inc. 2,155 1,150,188
Annaly Capital Management, Inc. REIT 13,487 253,825
Arch Capital Group Ltd. 8,243 750,525
ARES Management Corp. Class A  4,244 735,061
Assurant, Inc. 1,159 228,891
Assured Guaranty Ltd. 1,034 90,061
AvalonBay Communities, Inc. REIT 3,195 650,182
Axis Capital Holdings Ltd. 1,735 180,128
Bank of New York Mellon Corp. 16,147 1,471,153
Bank OZK 2,431 114,403
Blue Owl Capital, Inc. 13,760 264,330
BOK Financial Corp. 535 52,232
Brighthouse Financial, Inc. * 1,326 71,299
Brixmor Property Group, Inc. REIT 6,865 178,765
Brown & Brown, Inc. 6,216 689,168
BXP, Inc. REIT 3,576 241,273
Camden Property Trust REIT 2,430 273,837
Carlyle Group, Inc. 5,899 303,209
Cboe Global Markets, Inc. 2,367 552,008
CBRE Group, Inc. Class A * 6,707 939,785
Cincinnati Financial Corp. 3,449 513,625
a Shares Value
Citizens Financial Group, Inc. 9,837 $ 440,206
CNA Financial Corp. 475 22,102
Coinbase Global, Inc. Class A * 4,653 1,630,830
Columbia Banking System, Inc. 4,752 111,102
Comerica, Inc. 3,026 180,501
Commerce Bancshares, Inc. 2,828 175,817
CoStar Group, Inc. * 9,364 752,866
Cousins Properties, Inc. REIT 3,791 113,844
Credit Acceptance Corp. * 155 78,962
Crown Castle, Inc. REIT 9,819 1,008,706
CubeSmart REIT 5,100 216,750
Cullen/Frost Bankers, Inc. 1,337 171,858
Digital Realty Trust, Inc. REIT 7,608 1,326,303
East West Bancorp, Inc. 3,062 309,201
EastGroup Properties, Inc. REIT 1,176 196,533
EPR Properties REIT 1,680 97,877
Equitable Holdings, Inc. 7,005 392,980
Equity LifeStyle Properties, Inc. REIT 4,299 265,119
Equity Residential REIT 8,496 573,395
Essex Property Trust, Inc. REIT 1,427 404,412
Evercore, Inc. Class A  807 217,906
Everest Group Ltd. 950 322,857
Extra Space Storage, Inc. REIT 4,707 694,000
Federal Realty Investment Trust REIT 1,927 183,046
Fidelity National Financial, Inc. 5,903 330,922
Fifth Third Bancorp 15,018 617,690
First American Financial Corp. 2,287 140,399
First Citizens BancShares, Inc. Class A  222 434,336
First Hawaiian, Inc. 2,773 69,214
First Horizon Corp. 11,340 240,408
First Industrial Realty Trust, Inc. REIT 2,852 137,267
FNB Corp. 8,169 119,104
Franklin Resources, Inc. 7,053 168,214
Freedom Holding Corp. * (Kazakhstan)  398 58,128
Gaming & Leisure Properties, Inc. REIT 5,957 278,073
Globe Life, Inc. 1,872 232,671
Hamilton Lane, Inc. Class A  901 128,050
Hanover Insurance Group, Inc. 823 139,803
Hartford Insurance Group, Inc. 6,403 812,349
Healthcare Realty Trust, Inc. REIT 7,401 117,380
Healthpeak Properties, Inc. REIT 15,470 270,880
Highwoods Properties, Inc. REIT 2,284 71,009
Host Hotels & Resorts, Inc. REIT 15,386 236,329
Houlihan Lokey, Inc. 1,198 215,580
Howard Hughes Holdings, Inc. * 638 43,065
Huntington Bancshares, Inc. 32,475 544,281
Invesco Ltd. 8,334 131,427
Invitation Homes, Inc. REIT 13,951 457,593
Iron Mountain, Inc. REIT 6,630 680,039
Janus Henderson Group PLC 2,921 113,452
Jefferies Financial Group, Inc. 3,454 188,899
Jones Lang LaSalle, Inc. * 1,074 274,708
Kemper Corp. 1,352 87,258
KeyCorp 21,329 371,551
Kilroy Realty Corp. REIT 2,621 89,926
Kimco Realty Corp. REIT 15,018 315,678
Kinsale Capital Group, Inc. 501 242,434
Lamar Advertising Co. Class A REIT 1,988 241,264
Lazard, Inc. 2,499 119,902
Lincoln National Corp. 3,934 136,116
Lineage, Inc. REIT 1,593 69,327
Loews Corp. 3,854 353,258
LPL Financial Holdings, Inc. 1,780 667,447
M&T Bank Corp. 3,667 711,361

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Markel Group, Inc. * 280 $ 559,261
Medical Properties Trust, Inc. REIT † 10,902 46,988
MGIC Investment Corp. 5,262 146,494
Mid-America Apartment Communities, Inc. REIT 2,644 391,338
Millrose Properties, Inc. REIT * 2,747 78,317
Mr. Cooper Group, Inc. * 1,415 211,132
Nasdaq, Inc. 9,307 832,232
National Storage Affiliates Trust REIT 1,606 51,376
NNN REIT, Inc. 4,254 183,688
Northern Trust Corp. 4,357 552,424
Old Republic International Corp. 5,211 200,311
Omega Healthcare Investors, Inc. REIT 6,477 237,382
OneMain Holdings, Inc. 2,582 147,174
Park Hotels & Resorts, Inc. REIT 4,290 43,887
Pinnacle Financial Partners, Inc. 1,722 190,126
Popular, Inc. 1,581 174,242
Primerica, Inc. 752 205,800
Principal Financial Group, Inc. 5,010 397,944
Prosperity Bancshares, Inc. 2,054 144,273
Prudential Financial, Inc. 8,000 859,520
Raymond James Financial, Inc. 4,124 632,498
Rayonier, Inc. REIT 3,435 76,188
Realty Income Corp. REIT 20,145 1,160,553
Regency Centers Corp. REIT 4,116 293,183
Regions Financial Corp. 20,469 481,431
Reinsurance Group of America, Inc. 1,497 296,945
RenaissanceRe Holdings Ltd. (Bermuda)  1,078 261,846
Rexford Industrial Realty, Inc. REIT 5,345 190,122
Rithm Capital Corp. REIT 11,971 135,152
RLI Corp. 1,898 137,073
Rocket Cos., Inc. Class A † 5,348 75,835
Ryan Specialty Holdings, Inc. 2,340 159,097
SBA Communications Corp. REIT 2,444 573,949
SEI Investments Co. 2,359 211,980
Simon Property Group, Inc. REIT 7,319 1,176,602
SLM Corp. 4,830 158,376
SoFi Technologies, Inc. * 23,812 433,616
SouthState Corp. 2,262 208,172
STAG Industrial, Inc. REIT 4,135 150,018
Starwood Property Trust, Inc. REIT 7,273 145,969
State Street Corp. 6,497 690,891
Stifel Financial Corp. 2,276 236,203
Sun Communities, Inc. REIT 2,869 362,900
Synchrony Financial 8,581 572,696
Synovus Financial Corp. 3,057 158,200
T. Rowe Price Group, Inc. 4,924 475,166
TFS Financial Corp. 1,147 14,854
TPG, Inc. 2,920 153,154
Tradeweb Markets, Inc. Class A  2,640 386,496
UDR, Inc. REIT 7,295 297,855
Unum Group 3,904 315,287
UWM Holdings Corp. 2,776 11,493
Ventas, Inc. REIT 9,841 621,459
VICI Properties, Inc. REIT 23,783 775,326
Virtu Financial, Inc. Class A  1,749 78,338
Vornado Realty Trust REIT 3,998 152,883
Voya Financial, Inc. 2,198 156,058
W.R. Berkley Corp. 6,849 503,196
Webster Financial Corp. 3,735 203,931
Western Alliance Bancorp 2,450 191,051
Western Union Co. 7,888 66,417
Weyerhaeuser Co. REIT 16,317 419,184
White Mountains Insurance Group Ltd. 57 102,356
Willis Towers Watson PLC 2,236 685,334
a Shares Value
Wintrust Financial Corp. 1,485 $ 184,110
WP Carey, Inc. REIT 4,941 308,219
XP, Inc. Class A (Brazil)  9,302 187,900
Zions Bancorp NA 3,320 172,441
54,277,966
Industrial - 14.5%
spacing
A.O. Smith Corp. 2,687 176,187
AAON, Inc. 1,532 112,985
Acuity, Inc. 701 209,136
Advanced Drainage Systems, Inc. 1,596 183,317
AECOM 2,947 332,598
AGCO Corp. 1,414 145,868
Allegion PLC 1,931 278,296
Amcor PLC 50,834 467,164
AMETEK, Inc. 5,213 943,344
Applied Industrial Technologies, Inc. 859 199,675
AptarGroup, Inc. 1,497 234,176
Armstrong World Industries, Inc. 988 160,491
Arrow Electronics, Inc. * 1,195 152,279
Avnet, Inc. 1,964 104,249
Axon Enterprise, Inc. * 1,683 1,393,423
AZEK Co., Inc. * 3,218 174,898
Ball Corp. 6,370 357,293
Builders FirstSource, Inc. * 2,510 292,892
BWX Technologies, Inc. 2,077 299,213
Carlisle Cos., Inc. 967 361,078
CH Robinson Worldwide, Inc. 2,643 253,596
Clean Harbors, Inc. * 1,159 267,938
CNH Industrial NV 19,346 250,724
Cognex Corp. 3,907 123,930
Coherent Corp. * 3,460 308,667
Comfort Systems USA, Inc. 782 419,316
Crane Co. 1,114 211,537
Crown Holdings, Inc. 2,582 265,894
Curtiss-Wright Corp. 853 416,733
Donaldson Co., Inc. 2,735 189,672
Dover Corp. 3,083 564,898
Eagle Materials, Inc. 755 152,593
EMCOR Group, Inc. 998 533,820
Esab Corp. 1,290 155,509
Everus Construction Group, Inc. * 1,107 70,328
Expeditors International of Washington, Inc. 3,083 352,233
Flex Ltd. * 8,598 429,212
Flowserve Corp. 2,992 156,631
Fortive Corp. 7,793 406,249
Fortune Brands Innovations, Inc. 2,811 144,710
FTAI Aviation Ltd. 2,298 264,362
Garmin Ltd. 3,676 767,255
Gates Industrial Corp. PLC * 5,766 132,791
Generac Holdings, Inc. * 1,321 189,180
Graco, Inc. 3,782 325,139
Graphic Packaging Holding Co. 6,771 142,665
Hayward Holdings, Inc. * 4,476 61,769
HEICO Corp. 957 313,896
HEICO Corp. Class A  1,691 437,546
Hexcel Corp. 1,850 104,506
Howmet Aerospace, Inc. 9,045 1,683,546
Hubbell, Inc. 1,199 489,684
Huntington Ingalls Industries, Inc. 889 214,658
IDEX Corp. 1,727 303,209
Ingersoll Rand, Inc. 9,103 757,188
Ingram Micro Holding Corp. 435 9,065
ITT, Inc. 1,818 285,117

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Jabil, Inc. 2,379 $ 518,860
Jacobs Solutions, Inc. 2,738 359,910
JB Hunt Transport Services, Inc. 1,790 257,044
Karman Holdings, Inc. * 598 30,121
Keysight Technologies, Inc. * 3,870 634,138
Kirby Corp. * 1,297 147,093
Knight-Swift Transportation Holdings, Inc. 3,558 157,370
L3Harris Technologies, Inc. 4,213 1,056,789
Landstar System, Inc. 792 110,104
Lennox International, Inc. 728 417,319
Leonardo DRS, Inc. * 1,705 79,248
Lincoln Electric Holdings, Inc. 1,217 252,308
Littelfuse, Inc. 556 126,062
Loar Holdings, Inc. * 963 82,982
Louisiana-Pacific Corp. 1,416 121,762
Martin Marietta Materials, Inc. 1,353 742,743
Masco Corp. 4,783 307,834
MasTec, Inc. * 1,426 243,033
Mettler-Toledo International, Inc. * 474 556,817
Middleby Corp. * 1,137 163,728
Mohawk Industries, Inc. * 1,194 125,179
MSA Safety, Inc. 841 140,893
Mueller Industries, Inc. 2,446 194,384
Nordson Corp. 1,216 260,674
nVent Electric PLC 3,653 267,582
Old Dominion Freight Line, Inc. 4,203 682,147
Oshkosh Corp. 1,414 160,546
Otis Worldwide Corp. 8,914 882,664
Owens Corning 1,887 259,500
Packaging Corp. of America 2,017 380,104
Pentair PLC 3,681 377,891
Ralliant Corp. * 2,598 125,961
RBC Bearings, Inc. * 699 268,975
Regal Rexnord Corp. 1,512 219,180
Rocket Lab Corp. * 8,830 315,849
Rockwell Automation, Inc. 2,550 847,034
Ryder System, Inc. 898 142,782
Saia, Inc. * 603 165,216
Schneider National, Inc. Class B  1,080 26,082
Sealed Air Corp. 3,300 102,399
Sensata Technologies Holding PLC 3,348 100,808
Silgan Holdings, Inc. 1,878 101,750
Simpson Manufacturing Co., Inc. 968 150,340
Smurfit WestRock PLC 11,764 507,617
Snap-on, Inc. 1,152 358,479
Sonoco Products Co. 2,215 96,485
Spirit AeroSystems Holdings, Inc. Class A * 2,659 101,441
StandardAero, Inc. * 3,064 96,976
Stanley Black & Decker, Inc. 3,500 237,125
TD SYNNEX Corp. 1,780 241,546
Teledyne Technologies, Inc. * 1,039 532,290
Tetra Tech, Inc. 6,066 218,133
Textron, Inc. 4,059 325,897
Timken Co. 1,361 98,741
TopBuild Corp. * 671 217,230
Toro Co. 2,307 163,059
Trex Co., Inc. * 2,422 131,708
Trimble, Inc. * 5,374 408,317
Universal Display Corp. 991 153,070
Valmont Industries, Inc. 454 148,263
Veralto Corp. 5,378 542,909
Vertiv Holdings Co. Class A  8,581 1,101,886
Vontier Corp. 3,435 126,751
Vulcan Materials Co. 2,980 777,244
a Shares Value
Westinghouse Air Brake Technologies Corp. 3,848 $ 805,579
Woodward, Inc. 1,342 328,911
XPO, Inc. * 2,603 328,733
Xylem, Inc. 5,440 703,718
40,149,641
Technology - 12.4%
spacing
Akamai Technologies, Inc. * 3,236 258,103
Allegro MicroSystems, Inc. * (Japan)  2,663 91,048
Amdocs Ltd. 2,545 232,206
Amentum Holdings, Inc. * 3,532 83,390
Amkor Technology, Inc. 2,358 49,494
ANSYS, Inc. * 1,963 689,445
Appfolio, Inc. Class A * 513 118,134
Astera Labs, Inc. * 3,230 292,057
Bentley Systems, Inc. Class B  3,550 191,593
Bill Holdings, Inc. * 2,079 96,175
Broadridge Financial Solutions, Inc. 2,635 640,384
CACI International, Inc. Class A * 503 239,780
CCC Intelligent Solutions Holdings, Inc. * 10,985 103,369
Cirrus Logic, Inc. * 1,200 125,106
Cloudflare, Inc. Class A * 6,961 1,363,173
Cognizant Technology Solutions Corp. Class A  11,133 868,708
Concentrix Corp. 987 52,168
Confluent, Inc. Class A * 6,244 155,663
Crane NXT Co. 1,047 56,433
Datadog, Inc. Class A * 6,958 934,668
Dayforce, Inc. * 3,430 189,988
Docusign, Inc. * 4,558 355,023
DoubleVerify Holdings, Inc. * 2,989 44,745
Doximity, Inc. Class A * 2,857 175,248
Dropbox, Inc. Class A * 4,565 130,559
Duolingo, Inc. * 857 351,387
DXC Technology Co. * 3,851 58,882
Dynatrace, Inc. * 6,623 365,656
Elastic NV * 1,984 167,311
Electronic Arts, Inc. 5,883 939,515
Entegris, Inc. 3,422 275,984
EPAM Systems, Inc. * 1,244 219,964
ExlService Holdings, Inc. * 3,569 156,286
Fair Isaac Corp. * 535 977,959
Fidelity National Information Services, Inc. 11,877 966,907
Gartner, Inc. * 1,696 685,557
Genpact Ltd. 3,630 159,756
Gitlab, Inc. Class A * 2,876 129,736
GLOBALFOUNDRIES, Inc. * 2,185 83,467
Globant SA * 946 85,935
Guidewire Software, Inc. * 1,864 438,879
Hewlett Packard Enterprise Co. 29,489 603,050
HP, Inc. 21,058 515,079
HubSpot, Inc. * 1,147 638,455
Informatica, Inc. Class A * 2,364 57,563
IPG Photonics Corp. * 609 41,808
Jack Henry & Associates, Inc. 1,652 297,641
KBR, Inc. 2,863 137,252
Kyndryl Holdings, Inc. * 5,181 217,395
Lattice Semiconductor Corp. * 3,092 151,477
Leidos Holdings, Inc. 2,876 453,718
Lumentum Holdings, Inc. * 1,546 146,963
MACOM Technology Solutions Holdings, Inc. * 1,415 202,755
Manhattan Associates, Inc. * 1,378 272,114
Microchip Technology, Inc. 11,955 841,273
MKS, Inc. 1,517 150,729
MongoDB, Inc. * 1,779 373,572

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Monolithic Power Systems, Inc. 1,044 $ 763,561
MSCI, Inc. 1,696 978,151
nCino, Inc. * 2,405 67,268
NetApp, Inc. 4,626 492,900
Nutanix, Inc. Class A * 5,698 435,555
Okta, Inc. * 3,686 368,489
ON Semiconductor Corp. * 9,509 498,367
Onto Innovation, Inc. * 1,112 112,234
Parsons Corp. * 1,190 85,406
Paychex, Inc. 7,270 1,057,494
Paycom Software, Inc. 1,159 268,193
Pegasystems, Inc. 2,020 109,343
Procore Technologies, Inc. * 2,585 176,866
PTC, Inc. * 2,696 464,629
Pure Storage, Inc. Class A * 6,994 402,714
Qorvo, Inc. * 2,120 180,009
RingCentral, Inc. Class A * 1,707 48,393
ROBLOX Corp. Class A * 12,710 1,337,092
Rubrik, Inc. Class A * 2,190 196,202
SailPoint, Inc. * 1,356 30,998
Samsara, Inc. Class A * 6,051 240,709
Sandisk Corp. * 3,097 140,449
Science Applications International Corp. 1,110 124,997
SentinelOne, Inc. Class A * 6,442 117,760
Skyworks Solutions, Inc. 3,457 257,616
SS&C Technologies Holdings, Inc. 4,803 397,688
Super Micro Computer, Inc. †* 11,581 567,585
Take-Two Interactive Software, Inc. * 4,037 980,385
Tempus AI, Inc. * 1,856 117,930
Teradata Corp. * 2,006 44,754
Teradyne, Inc. 3,643 327,579
Twilio, Inc. Class A * 3,189 396,584
Tyler Technologies, Inc. * 965 572,091
UiPath, Inc. Class A * 9,727 124,506
Unity Software, Inc. * 6,981 168,940
Veeva Systems, Inc. Class A * 3,329 958,685
Western Digital Corp. 7,738 495,155
Zebra Technologies Corp. Class A * 1,137 350,605
Zoom Communications, Inc. * 6,000 467,880
ZoomInfo Technologies, Inc. * 6,475 65,527
Zscaler, Inc. * 2,202 691,296
34,383,270
Utilities - 6.0%
spacing
AES Corp. 16,162 170,024
Alliant Energy Corp. 5,830 352,540
Ameren Corp. 6,055 581,522
American Water Works Co., Inc. 4,383 609,719
Atmos Energy Corp. 3,574 550,789
Brookfield Renewable Corp. (Canada)  3,137 102,831
CenterPoint Energy, Inc. 14,700 540,078
Clearway Energy, Inc. Class A  776 23,482
Clearway Energy, Inc. Class C  1,750 56,000
CMS Energy Corp. 6,775 469,372
Consolidated Edison, Inc. 8,130 815,846
DTE Energy Co. 4,648 615,674
Edison International 8,662 446,959
Entergy Corp. 9,720 807,926
Essential Utilities, Inc. 6,217 230,899
Evergy, Inc. 5,192 357,885
Eversource Energy 8,353 531,418
Exelon Corp. 22,800 989,976
FirstEnergy Corp. 12,377 498,298
IDACORP, Inc. 1,206 139,233
a Shares Value
MDU Resources Group, Inc. 4,475 $ 74,598
National Fuel Gas Co. 2,026 171,622
NiSource, Inc. 10,636 429,056
NRG Energy, Inc. 4,470 717,793
OGE Energy Corp. 4,561 202,417
PG&E Corp. 49,138 684,984
Pinnacle West Capital Corp. 2,687 240,406
PPL Corp. 16,821 570,064
Public Service Enterprise Group, Inc. 11,261 947,951
Talen Energy Corp. * 1,023 297,458
UGI Corp. 4,892 178,167
Vistra Corp. 7,630 1,478,770
WEC Energy Group, Inc. 7,204 750,657
Xcel Energy, Inc. 12,969 883,189
16,517,603
Total Common Stocks
    (Cost $241,025,297) 272,357,311
EXCHANGE-TRADED FUNDS - 1.0%
iShares Russell Mid-Cap 29,558 2,718,449
a
Total Exchange-Traded Funds
    (Cost $2,698,629) 2,718,449
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.4%
    (Cost $243,723,926) 275,075,760
SECURITIES LENDING COLLATERAL - 0.9%
Mutual Funds - 0.1%
The Morgan Stanley Institutional Liquidity Funds
4.180% 279,991 279,991
Principal
Amount
Repurchase Agreements - 0.8%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$2,281,285; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $2,326,910) $ 2,281,003 2,281,003
a
Total Securities Lending Collateral
(Cost $2,560,994) 2,560,994
a
TOTAL INVESTMENTS - 100.3%
(Cost $246,284,920) 277,636,754
DERIVATIVES - 0.0% 35,652
OTHER ASSETS & LIABILITIES, NET - (0.3%) (955,933)
NET ASSETS - 100.0% $ 276,716,473

PACIFIC SELECT FUND
PD MID-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2025, open futures contracts outstanding were as follows:
(c) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Financial 19 .6%
Consumer, Non-Cyclical 17 .4%
Industrial 14 .5%
Consumer, Cyclical 13 .7%
Technology 12 .4%
Energy 6 .1%
Utilities 6 .0%
Communications 5 .7%
Basic Materials 3 .0%
Others (each less than 3.0%) 1 .9%
100 .3%
Derivatives 0 .0%
Other Assets & Liabilities, Net ( 0 .3% )
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME E-Mini Standard & Poor's 500 Index 09/25 1 $ 301,963 $ 312,688 $ 10,725
CME E-Mini Standard & Poor's MidCap 400 Index 09/25 4 1,225,273 1,250,200 24,927
Total Futures Contracts $ 35,652
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Common Stocks $ 272,357,311 $ 272,357,311 $ – $ –
Exchange-Traded Funds 2,718,449 2,718,449 – –
Securities Lending Collateral 2,560,994 279,991 2,281,003 –
Derivatives:
Equity Contracts
Futures 35,652 35,652 – –
Total $ 277,672,406 $ 275,391,403 $ 2,281,003 $ –

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent Value
Rights * ± Ω 869 $ 139
Contra Aduro Biotechnologies, Inc. - Contingent
Value Rights * ± Ω 758 364
Inhibrx, Inc. - Contingent Value Rights * ± Ω 1,165 1,339
OmniAb, Inc. $12.50 - Earn Out Shares * ± Ω 40 –
OmniAb, Inc. $15.00 - Earn Out Shares * ± Ω 40 –
1,842
Utilities - 0.0%
Gtx, Inc. - Contingent Value Rights * ± Ω 33 34
Total Rights
    (Cost $825) 1,876
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/27/29 * 32 65
Total Warrants
    (Cost $0) 65
COMMON STOCKS - 98.3%
Basic Materials - 2.8%
spacing
American Battery Technology Co. * 1,428 2,313
Balchem Corp. 1,112 177,030
Cabot Corp. 1,720 129,000
Calumet, Inc. * 243 3,828
Carpenter Technology Corp. 63 17,412
Centrus Energy Corp. Class A * 389 71,257
Century Aluminum Co. * 1,791 32,274
Chemours Co. 5,112 58,532
Codexis, Inc. * 2,255 5,502
Coeur Mining, Inc. * 10,853 96,158
Compass Minerals International, Inc. * 893 17,940
Constellium SE * 1,776 23,621
Contango ORE, Inc. * 287 5,591
Critical Metals Corp. * (Austria)  523 1,872
Dakota Gold Corp. * 2,900 10,701
Energy Fuels, Inc. * 1,884 10,833
Hawkins, Inc. 662 94,070
Hecla Mining Co. 4,803 28,770
Idaho Strategic Resources, Inc. * 381 4,984
Ingevity Corp. * 1,235 53,216
Innospec, Inc. 45 3,784
Ivanhoe Electric, Inc. * 2,479 22,485
Kaiser Aluminum Corp. 285 22,772
Lifezone Metals Ltd. * (Isle of Man)  923 3,803
Lightwave Logic, Inc. * 418 518
NioCorp Developments Ltd. * 1,734 4,040
Northern Technologies International Corp. 60 445
Novagold Resources, Inc. * (Canada)  7,851 32,111
Oil-Dri Corp. of America 266 15,691
Perpetua Resources Corp. * 1,559 18,926
Piedmont Lithium, Inc. * 643 3,742
Sensient Technologies Corp. 1,434 141,278
Sylvamo Corp. 314 15,731
U.S. Antimony Corp. * 3,091 6,738
a Shares Value
U.S. Gold Corp. * 368 $ 4,490
U.S. Goldmining, Inc. * (Canada)  141 1,156
U.S. Lime & Minerals, Inc. 367 36,627
Ur-Energy, Inc. * 605 635
Uranium Energy Corp. * 14,434 98,151
Vox Royalty Corp. (Canada)  1,328 4,197
1,282,224
Communications - 6.1%
spacing
A10 Networks, Inc. 2,136 41,332
ADTRAN Holdings, Inc. * 2,529 22,685
Altice USA, Inc. Class A * 1,314 2,812
Anterix, Inc. * 437 11,209
Applied Digital Corp. * 4,529 45,607
Arena Group Holdings, Inc. * 436 2,703
AudioEye, Inc. * 279 3,250
Backblaze, Inc. Class A * 1,815 9,982
BARK, Inc. * 2,425 2,133
BK Technologies Corp. * 92 4,336
BlackSky Technology, Inc. * 949 19,530
Boston Omaha Corp. Class A * 81 1,137
Bumble, Inc. Class A * 207 1,364
Calix, Inc. * 2,000 106,380
Cardlytics, Inc. * 189 311
Cargurus, Inc. * 2,792 93,448
Clearfield, Inc. * 173 7,510
Cogent Communications Holdings, Inc. 1,529 73,713
CommScope Holding Co., Inc. * 4,458 36,912
Couchbase, Inc. * 1,460 35,595
Credo Technology Group Holding Ltd. * 4,971 460,265
Crexendo, Inc. * 435 2,640
CuriosityStream, Inc. 1,000 5,630
Entravision Communications Corp. Class A  561 1,302
EverQuote, Inc. Class A * 928 22,439
Extreme Networks, Inc. * 4,475 80,326
Figs, Inc. Class A * 2,991 16,869
Frequency Electronics, Inc. 221 5,019
fuboTV, Inc. * 11,310 43,657
Gambling.com Group Ltd. * (Malta)  552 6,563
Gannett Co., Inc. * 4,286 15,344
Globalstar, Inc. * 1,700 40,035
Gogo, Inc. * 2,320 34,058
Grindr, Inc. * (Singapore)  1,135 25,764
Groupon, Inc. * 847 28,332
Harmonic, Inc. * 960 9,091
HealthStream, Inc. 353 9,768
Hims & Hers Health, Inc. †* 6,463 322,181
IDT Corp. Class B  426 29,104
Inseego Corp. * 161 1,327
InterDigital, Inc. 879 197,098
LifeMD, Inc. * 876 11,931
Liquidity Services, Inc. * 788 18,589
LiveOne, Inc. * 411 310
Lumen Technologies, Inc. * 28,588 125,215
Magnite, Inc. * 4,747 114,498
MediaAlpha, Inc. Class A * 1,150 12,593
Nerdy, Inc. * 1,790 2,918
Ooma, Inc. * 852 10,991
OptimizeRx Corp. * 604 8,154
Preformed Line Products Co. 8 1,278
Q2 Holdings, Inc. * 2,111 197,568
QuinStreet, Inc. * 1,823 29,350
RealReal, Inc. * 824 3,947
Revolve Group, Inc. * 1,372 27,509

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Rumble, Inc. * 624 $ 5,604
Satellogic, Inc. Class A * 1,836 6,646
Serve Robotics, Inc. * 1,061 12,138
Sprinklr, Inc. Class A * 3,747 31,700
Stagwell, Inc. * 3,903 17,564
Stitch Fix, Inc. Class A * 355 1,313
TechTarget, Inc. * 89 692
Thryv Holdings, Inc. * 1,290 15,686
Travelzoo * 212 2,699
TripAdvisor, Inc. * 1,893 24,704
Tucows, Inc. Class A * 36 710
Upwork, Inc. * 4,226 56,797
Value Line, Inc. 8 313
Viavi Solutions, Inc. * 7,506 75,585
Vivid Seats, Inc. Class A * 1,443 2,439
Yelp, Inc. * 2,096 71,830
2,770,032
Consumer, Cyclical - 9.5%
spacing
Abercrombie & Fitch Co. Class A * 1,597 132,311
Accel Entertainment, Inc. * 1,820 21,421
Acushnet Holdings Corp. 963 70,126
Aeva Technologies, Inc. * 994 37,563
Allegiant Travel Co. * 88 4,836
Arhaus, Inc. * 1,725 14,956
Arko Corp. 400 1,692
Atlanta Braves Holdings, Inc. Class A * 240 11,810
Atlanta Braves Holdings, Inc. Class C * 1,554 72,681
Bally's Corp. * 246 2,357
BJ's Restaurants, Inc. * 461 20,561
Bloomin' Brands, Inc. 1,781 15,334
Blue Bird Corp. * 1,090 47,044
Boot Barn Holdings, Inc. * 1,043 158,536
Brinker International, Inc. * 1,501 270,675
Buckle, Inc. 1,000 45,350
Build-A-Bear Workshop, Inc. 425 21,913
Camping World Holdings, Inc. Class A  2,040 35,068
Cavco Industries, Inc. * 259 112,517
Champion Homes, Inc. * 1,832 114,701
Cheesecake Factory, Inc. 1,568 98,251
Cinemark Holdings, Inc. * 3,614 109,071
CompX International, Inc. 22 585
Cracker Barrel Old Country Store, Inc. 207 12,644
Daktronics, Inc. * 259 3,916
Dave & Buster's Entertainment, Inc. * 920 27,674
Denny's Corp. * 121 496
Dine Brands Global, Inc. 60 1,460
Dorman Products, Inc. * 935 114,696
Douglas Dynamics, Inc. 688 20,275
Dream Finders Homes, Inc. Class A * 245 6,157
Envela Corp. * 226 1,383
Ermenegildo Zegna NV (Italy)  2,087 17,844
Everi Holdings, Inc. * 2,861 40,741
EVgo, Inc. * 662 2,416
First Watch Restaurant Group, Inc. * 1,387 22,247
FirstCash Holdings, Inc. 1,344 181,628
Fox Factory Holding Corp. * 351 9,105
Frontier Group Holdings, Inc. * 1,937 7,031
Genius Sports Ltd. * (United Kingdom)  7,509 78,094
Global Business Travel Group I * 2,848 17,942
Global Industrial Co. 463 12,506
GMS, Inc. * 579 62,966
Green Brick Partners, Inc. * 365 22,951
Group 1 Automotive, Inc. 186 81,228
a Shares Value
Hanesbrands, Inc. * 11,994 $ 54,933
Hilton Grand Vacations, Inc. * 2,072 86,050
HNI Corp. 911 44,803
IMAX Corp. * 1,454 40,654
indie Semiconductor, Inc. Class A * (China)  2,531 9,010
Installed Building Products, Inc. 795 143,354
Interface, Inc. 256 5,358
Jack in the Box, Inc. 536 9,359
Kontoor Brands, Inc. 1,513 99,813
Krispy Kreme, Inc. 324 943
Kura Sushi USA, Inc. Class A * 213 18,335
LCI Industries 89 8,116
Leslie's, Inc. * 667 280
Life Time Group Holdings, Inc. * 4,602 139,579
Lindblad Expeditions Holdings, Inc. * 1,270 14,821
Livewire Group, Inc. * 1,234 5,676
Lovesac Co. * 256 4,659
Luminar Technologies, Inc. †* 375 1,076
Madison Square Garden Entertainment Corp. * 1,344 53,720
Marine Products Corp. 231 1,966
MarineMax, Inc. * 52 1,307
Microvast Holdings, Inc. * 4,291 15,576
Monarch Casino & Resort, Inc. 439 37,947
OneSpaWorld Holdings Ltd. (Bahamas)  3,214 65,533
Papa John's International, Inc. 95 4,649
Patrick Industries, Inc. 1,100 101,497
Peloton Interactive, Inc. Class A * 4,402 30,550
Petco Health & Wellness Co., Inc. * 488 1,381
Potbelly Corp. * 770 9,432
PriceSmart, Inc. 868 91,175
Pursuit Attractions & Hospitality, Inc. * 41 1,182
RCI Hospitality Holdings, Inc. 176 6,709
Red Rock Resorts, Inc. Class A  914 47,555
REV Group, Inc. 1,742 82,902
Rush Enterprises, Inc. Class A  1,146 59,030
Rush Enterprises, Inc. Class B  166 8,712
Rush Street Interactive, Inc. * 3,010 44,849
Sabre Corp. * 3,230 10,207
Savers Value Village, Inc. * 785 8,007
Shake Shack, Inc. Class A * 1,318 185,311
Shyft Group, Inc. 109 1,367
Six Flags Entertainment Corp. * 2,600 79,118
Solid Power, Inc. * 711 1,557
Sonic Automotive, Inc. Class A  177 14,148
Sonos, Inc. * 3,668 39,651
Steven Madden Ltd. 212 5,084
Sun Country Airlines Holdings, Inc. * 984 11,562
Super Group SGHC Ltd. (Guernsey)  5,407 59,315
Sweetgreen, Inc. Class A * 3,550 52,824
ThredUp, Inc. Class A * 3,084 23,099
Tile Shop Holdings, Inc. * 486 3,091
United Parks & Resorts, Inc. * 872 41,115
Urban Outfitters, Inc. * 748 54,260
Victoria's Secret & Co. * 692 12,816
VSE Corp. 594 77,802
Warby Parker, Inc. Class A * 3,330 73,027
Wheels Up Experience, Inc. †* 315 337
Wolverine World Wide, Inc. 2,695 48,726
XPEL, Inc. * ~ 820 29,438
Xponential Fitness, Inc. Class A * 993 7,438
4,356,550
Consumer, Non-Cyclical - 29.4%
spacing
10X Genomics, Inc. Class A * 927 10,735

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
89bio, Inc. * 1,447 $ 14,210
Aardvark Therapeutics, Inc. * 80 1,082
Abeona Therapeutics, Inc. * 1,400 7,952
Absci Corp. * 2,919 7,502
ACADIA Pharmaceuticals, Inc. * 4,219 91,004
Accuray, Inc. * 3,099 4,246
Actinium Pharmaceuticals, Inc. * 212 297
Actuate Therapeutics, Inc. * 197 1,204
Acuren Corp. * (Virgin Islands (British))  1,345 14,849
Adaptive Biotechnologies Corp. * 5,065 59,007
ADC Therapeutics SA * (Switzerland)  2,446 6,555
Addus HomeCare Corp. * 297 34,211
ADMA Biologics, Inc. * 7,860 143,131
Adtalem Global Education, Inc. * 1,248 158,783
agilon health, Inc. * 10,452 24,040
AirSculpt Technologies, Inc. * 390 1,884
Akebia Therapeutics, Inc. * 1,040 3,786
Akero Therapeutics, Inc. * 2,369 126,410
Akoya Biosciences, Inc. * 340 442
Alarm.com Holdings, Inc. * 1,616 91,417
Aldeyra Therapeutics, Inc. * 1,489 5,703
Alector, Inc. * 297 416
Alkermes PLC * 4,124 117,988
Alpha Teknova, Inc. * 341 1,674
Alphatec Holdings, Inc. * 3,931 43,634
Alta Equipment Group, Inc. 126 796
Altimmune, Inc. * 2,618 10,132
American Public Education, Inc. * 556 16,936
Amicus Therapeutics, Inc. * 9,439 54,085
Amneal Pharmaceuticals, Inc. * 4,530 36,648
Amphastar Pharmaceuticals, Inc. * 86 1,975
Amylyx Pharmaceuticals, Inc. * 1,672 10,718
AnaptysBio, Inc. * 661 14,674
Anavex Life Sciences Corp. * 2,833 26,120
AngioDynamics, Inc. * 288 2,857
ANI Pharmaceuticals, Inc. * 616 40,194
Anteris Technologies Global Corp. * 718 2,721
Apogee Therapeutics, Inc. * 1,082 46,991
Aquestive Therapeutics, Inc. * 1,150 3,806
Arbutus Biopharma Corp. * 5,008 15,475
Arcellx, Inc. * 1,241 81,720
Arcturus Therapeutics Holdings, Inc. * 330 4,293
Arcus Biosciences, Inc. * 1,686 13,724
Arcutis Biotherapeutics, Inc. * 3,643 51,075
Ardelyx, Inc. * 7,970 31,242
Ardent Health, Inc. * 50 683
Arlo Technologies, Inc. * 3,397 57,613
ArriVent Biopharma, Inc. * 781 17,002
Arrowhead Pharmaceuticals, Inc. * 4,045 63,911
ARS Pharmaceuticals, Inc. * 1,859 32,440
Artiva Biotherapeutics, Inc. * (South Korea)  205 310
Artivion, Inc. * 1,067 33,184
Arvinas, Inc. * 225 1,656
Astrana Health, Inc. * 1,382 34,384
Atlantic International Corp. * 354 719
AtriCure, Inc. * 1,639 53,710
aTyr Pharma, Inc. * 2,478 12,563
Aura Biosciences, Inc. * 404 2,529
Aurinia Pharmaceuticals, Inc. * (Canada)  3,993 33,821
Avadel Pharmaceuticals PLC * 2,998 26,532
Aveanna Healthcare Holdings, Inc. * 1,224 6,401
Avidity Biosciences, Inc. * 3,564 101,218
Avita Medical, Inc. * 875 4,629
Axogen, Inc. * 1,436 15,581
a Shares Value
Axsome Therapeutics, Inc. * 1,372 $ 143,223
Barrett Business Services, Inc. 843 35,145
Beam Therapeutics, Inc. * 3,240 55,112
Beauty Health Co. * 3,260 6,227
Benitec Biopharma, Inc. * (Australia)  367 4,294
Beta Bionics, Inc. * 385 5,606
Beyond Meat, Inc. †* 203 708
Bicara Therapeutics, Inc. * 70 650
BioCryst Pharmaceuticals, Inc. * 7,102 63,634
Biohaven Ltd. * 3,066 43,261
BioLife Solutions, Inc. * 1,282 27,614
Biomea Fusion, Inc. * 166 299
Biote Corp. Class A * 291 1,170
Bioventus, Inc. Class A * 1,557 10,307
Blueprint Medicines Corp. * 2,170 278,151
BRC, Inc. Class A * 2,560 3,354
Bridgebio Pharma, Inc. * 5,300 228,854
Bright Minds Biosciences, Inc. * (Canada)  155 4,047
BrightSpring Health Services, Inc. * 2,864 67,562
Brink's Co. 1,470 131,256
Brookdale Senior Living, Inc. * 6,879 47,878
Butterfly Network, Inc. * 6,497 12,994
Cadiz, Inc. * 1,850 5,531
Cal-Maine Foods, Inc. 1,558 155,224
Calavo Growers, Inc. 519 13,800
Candel Therapeutics, Inc. * 1,209 6,118
Capricor Therapeutics, Inc. †* 1,305 12,959
Cardiff Oncology, Inc. * 824 2,596
CareDx, Inc. * 1,847 36,090
Carriage Services, Inc. 475 21,726
Cartesian Therapeutics, Inc. * 43 447
Cass Information Systems, Inc. 359 15,599
Cassava Sciences, Inc. * 172 311
Catalyst Pharmaceuticals, Inc. * 3,928 85,238
CBIZ, Inc. * 1,777 127,429
Celcuity, Inc. * 926 12,362
Ceribell, Inc. * 841 15,752
Cerus Corp. * 6,116 8,624
CG oncology, Inc. * 1,894 49,244
Chefs' Warehouse, Inc. * 1,236 78,869
Cimpress PLC * (Ireland)  108 5,076
ClearPoint Neuro, Inc. * 838 10,006
Clover Health Investments Corp. * 13,665 38,125
Cogent Biosciences, Inc. * 3,386 24,311
Coherus Oncology, Inc. * 1,731 1,266
Collegium Pharmaceutical, Inc. * 1,089 32,202
Community Health Systems, Inc. * 2,797 9,510
Compass Therapeutics, Inc. * 1,651 4,293
CompoSecure, Inc. Class A * 1,333 18,782
Concentra Group Holdings Parent, Inc. 3,719 76,500
Corbus Pharmaceuticals Holdings, Inc. * 68 469
Corcept Therapeutics, Inc. * 84 6,166
CoreCivic, Inc. * 565 11,905
CorMedix, Inc. * 2,180 26,858
CorVel Corp. * 986 101,341
Corvus Pharmaceuticals, Inc. * 1,775 7,100
Coursera, Inc. * 4,665 40,865
CPI Card Group, Inc. * 222 5,266
CRA International, Inc. 224 41,971
Crinetics Pharmaceuticals, Inc. * 3,062 88,063
CVRx, Inc. * 602 3,540
Cytokinetics, Inc. * 438 14,471
Day One Biopharmaceuticals, Inc. * 127 825
Delcath Systems, Inc. * 977 13,287

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Denali Therapeutics, Inc. * 262 $ 3,665
DiaMedica Therapeutics, Inc. * 891 3,475
Dianthus Therapeutics, Inc. * 93 1,733
Disc Medicine, Inc. * 835 44,222
Distribution Solutions Group, Inc. * 315 8,653
Driven Brands Holdings, Inc. * 2,030 35,647
Dynavax Technologies Corp. * 3,570 35,414
Dyne Therapeutics, Inc. * 1,018 9,691
Edgewise Therapeutics, Inc. * 2,493 32,683
Electromed, Inc. * 232 5,102
Elevation Oncology, Inc. * 829 304
Embecta Corp. 273 2,645
Emerald Holding, Inc. 460 2,231
Enliven Therapeutics, Inc. * 1,093 21,926
Ensign Group, Inc. 1,904 293,711
Esperion Therapeutics, Inc. * 2,186 2,152
Eton Pharmaceuticals, Inc. * 783 11,158
European Wax Center, Inc. Class A * 983 5,534
EVERTEC, Inc. 2,195 79,130
Evolus, Inc. * 1,756 16,173
Fennec Pharmaceuticals, Inc. * (Canada)  262 2,175
First Advantage Corp. * 1,831 30,413
FitLife Brands, Inc. * 126 1,641
Flywire Corp. * 3,594 42,050
Foghorn Therapeutics, Inc. * 834 3,920
Forafric Global PLC * (Gibraltar)  188 1,466
Fractyl Health, Inc. * 183 296
Franklin Covey Co. * 320 7,302
Fulcrum Therapeutics, Inc. * 145 998
GeneDx Holdings Corp. * 636 58,709
GEO Group, Inc. * 4,637 111,056
Geron Corp. * 20,560 28,990
Ginkgo Bioworks Holdings, Inc. * 145 1,631
Glaukos Corp. * 1,895 195,735
Gossamer Bio, Inc. * 6,419 7,895
Greenwich Lifesciences, Inc. * 203 1,841
Guardant Health, Inc. * 4,057 211,126
Guardian Pharmacy Services, Inc. Class A * 429 9,142
Gyre Therapeutics, Inc. * 459 3,374
Hackett Group, Inc. 774 19,675
Haemonetics Corp. * 1,708 127,434
Harmony Biosciences Holdings, Inc. * 1,483 46,863
Harrow, Inc. * 1,078 32,922
Healthcare Services Group, Inc. * 1,117 16,788
HealthEquity, Inc. * 2,900 303,804
Herbalife Ltd. * 2,531 21,817
Herc Holdings, Inc. 1,108 145,912
Heron Therapeutics, Inc. * 618 1,279
Hertz Global Holdings, Inc. * 4,001 27,327
Honest Co., Inc. * 1,576 8,022
Humacyte, Inc. * 995 2,080
Huron Consulting Group, Inc. * 576 79,223
ICU Medical, Inc. * 615 81,272
IGM Biosciences, Inc. * 278 311
ImmunityBio, Inc. †* 6,422 16,954
Immunome, Inc. * 2,549 23,706
Immunovant, Inc. * 2,313 37,008
Indivior PLC * (United Kingdom)  3,150 46,431
Information Services Group, Inc. 438 2,102
InfuSystem Holdings, Inc. * 75 468
Inmode Ltd. * 39 563
Inmune Bio, Inc. †* 657 1,518
Innovage Holding Corp. * 347 1,280
Innoviva, Inc. * 1,868 37,528
a Shares Value
Insperity, Inc. 1,217 $ 73,166
Integer Holdings Corp. * 1,167 143,506
Interparfums, Inc. 622 81,675
iRadimed Corp. 273 16,323
iRhythm Technologies, Inc. * 1,081 166,431
Ironwood Pharmaceuticals, Inc. * 4,924 3,531
Ispire Technology, Inc. * 495 1,267
J&J Snack Foods Corp. 528 59,880
Janux Therapeutics, Inc. * 430 9,933
John B Sanfilippo & Son, Inc. 157 9,929
John Wiley & Sons, Inc. Class A  1,316 58,733
Joint Corp. * 503 5,805
Journey Medical Corp. * 407 2,922
KalVista Pharmaceuticals, Inc. * 1,319 14,911
Kestra Medical Technologies Ltd. * 389 6,450
Kforce, Inc. 517 21,264
KinderCare Learning Cos., Inc. * 1,062 10,726
Kiniksa Pharmaceuticals International PLC * 134 3,708
Korn Ferry 802 58,811
KORU Medical Systems, Inc. * 1,419 5,080
Krystal Biotech, Inc. * 840 115,466
Kymera Therapeutics, Inc. * 1,591 69,431
Kyverna Therapeutics, Inc. * 92 282
Lancaster Colony Corp. 681 117,656
Lantheus Holdings, Inc. * 2,288 187,296
Laureate Education, Inc. * 1,510 35,304
Legalzoom.com, Inc. * 3,759 33,493
LeMaitre Vascular, Inc. 707 58,716
LENSAR, Inc. * 287 3,780
LENZ Therapeutics, Inc. * 603 17,674
Lifecore Biomedical, Inc. * 670 5,440
LifeStance Health Group, Inc. * 2,483 12,837
Lifevantage Corp. 269 3,518
Lifeway Foods, Inc. * 182 4,486
Ligand Pharmaceuticals, Inc. * 74 8,412
Lincoln Educational Services Corp. * 1,001 23,073
Liquidia Corp. * 2,150 26,789
Lucid Diagnostics, Inc. * 1,117 1,285
MacroGenics, Inc. * 253 306
Madrigal Pharmaceuticals, Inc. * 572 173,110
Mama's Creations, Inc. * 1,122 9,313
MannKind Corp. * 10,258 38,365
Marqeta, Inc. Class A * 5,967 34,788
MediWound Ltd. * (Israel)  245 4,746
MeiraGTx Holdings PLC * 1,067 6,957
Merit Medical Systems, Inc. * 1,840 172,003
Metagenomi, Inc. * 206 305
Metsera, Inc. * 339 9,645
MiMedx Group, Inc. * 4,010 24,501
Mind Medicine MindMed, Inc. * 801 5,198
Mineralys Therapeutics, Inc. * 1,326 17,941
Mirum Pharmaceuticals, Inc. * 1,474 75,012
Mister Car Wash, Inc. * 2,984 17,934
Monopar Therapeutics, Inc. * 138 4,938
Myomo, Inc. * 1,091 2,357
Nano-X Imaging Ltd. * (Israel)  516 2,668
Nathan's Famous, Inc. 85 9,399
National Beverage Corp. * 800 34,592
National Research Corp. 430 7,224
Natural Grocers by Vitamin Cottage, Inc. Class C  433 16,995
Nature's Sunshine Products, Inc. * 134 1,982
NeoGenomics, Inc. * 477 3,487
Neumora Therapeutics, Inc. * 729 535
Neuronetics, Inc. * 1,223 4,268

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
NeuroPace, Inc. * 775 $ 8,633
Niagen Bioscience, Inc. * 1,774 25,563
Novavax, Inc. * 4,247 26,756
Novocure Ltd. * 3,443 61,285
Nuvalent, Inc. Class A * 1,457 111,169
Nuvation Bio, Inc. * 665 1,297
Nuvectis Pharma, Inc. * 435 3,249
Ocugen, Inc. †* 988 959
Ocular Therapeutix, Inc. * 4,766 44,228
Omeros Corp. * 1,691 5,073
OmniAb, Inc. * 411 715
Oncology Institute, Inc. * 1,990 4,079
Option Care Health, Inc. * 5,584 181,368
Organogenesis Holdings, Inc. * 2,310 8,455
ORIC Pharmaceuticals, Inc. * 402 4,080
OrthoPediatrics Corp. * 134 2,878
Oscar Health, Inc. Class A * 6,211 133,164
Outlook Therapeutics, Inc. * 188 301
Ovid therapeutics, Inc. * 994 328
Pacira BioSciences, Inc. * 115 2,748
PACS Group, Inc. * 1,436 18,553
Palvella Therapeutics, Inc. * 202 4,553
Payoneer Global, Inc. * 9,442 64,678
Pennant Group, Inc. * 1,154 34,447
Performant Healthcare, Inc. * 1,896 7,584
Phathom Pharmaceuticals, Inc. * 404 3,874
Phibro Animal Health Corp. Class A  694 17,725
Praxis Precision Medicines, Inc. * 49 2,060
Precigen, Inc. * 4,725 6,709
Prestige Consumer Healthcare, Inc. * 306 24,434
Priority Technology Holdings, Inc. * 919 7,150
Privia Health Group, Inc. * 3,897 89,631
PROCEPT BioRobotics Corp. * 1,780 102,528
Progyny, Inc. * 2,324 51,128
ProKidney Corp. * 449 266
Protagonist Therapeutics, Inc. * 1,974 109,103
Protalix BioTherapeutics, Inc. * 2,348 3,475
Prothena Corp. PLC * (Ireland)  122 741
PTC Therapeutics, Inc. * 2,140 104,518
Pulmonx Corp. * 1,298 3,362
Pulse Biosciences, Inc. * 620 9,356
Quad/Graphics, Inc. 658 3,718
QuidelOrtho Corp. * 986 28,416
RadNet, Inc. * 1,836 104,487
RCM Technologies, Inc. * 148 3,488
Recursion Pharmaceuticals, Inc. Class A †* 11,507 58,225
Remitly Global, Inc. * 5,259 98,711
Revolution Medicines, Inc. * 175 6,438
Rezolute, Inc. * 1,953 8,710
Rhythm Pharmaceuticals, Inc. * 1,836 116,017
Rigel Pharmaceuticals, Inc. * 597 11,182
Rocket Pharmaceuticals, Inc. * 436 1,068
RxSight, Inc. * 1,248 16,224
Sana Biotechnology, Inc. * 509 1,390
Sanara Medtech, Inc. * 125 3,549
SANUWAVE Health, Inc. * 178 5,849
Savara, Inc. * 4,273 9,742
Scholar Rock Holding Corp. * 2,529 89,577
scPharmaceuticals, Inc. * 1,002 3,818
SELLAS Life Sciences Group, Inc. * 2,716 5,948
Semler Scientific, Inc. * 47 1,821
Sezzle, Inc. * 456 81,738
SI-BONE, Inc. * 1,286 24,202
SIGA Technologies, Inc. 1,162 7,576
a Shares Value
Simply Good Foods Co. * 2,041 $ 64,475
Sionna Therapeutics, Inc. * 313 5,431
Soleno Therapeutics, Inc. * 1,362 114,108
Solesence, Inc. * 633 2,760
Sonida Senior Living, Inc. * 101 2,520
SoundThinking, Inc. * 336 4,386
Spire Global, Inc. * 929 11,055
SpringWorks Therapeutics, Inc. * 2,466 115,877
Sprouts Farmers Market, Inc. * 48 7,903
Spyre Therapeutics, Inc. * 1,132 16,946
STAAR Surgical Co. * 1,452 24,365
Stereotaxis, Inc. * 1,669 3,538
Stoke Therapeutics, Inc. * 1,388 15,754
StoneCo Ltd. Class A * (Brazil)  8,221 131,865
Stride, Inc. * 1,449 210,380
SunOpta, Inc. * (Canada)  3,206 18,595
Supernus Pharmaceuticals, Inc. * 139 4,381
Surmodics, Inc. * 468 13,904
Syndax Pharmaceuticals, Inc. * 2,637 24,695
Tandem Diabetes Care, Inc. * 2,291 42,704
Tarsus Pharmaceuticals, Inc. * 1,314 53,230
Taysha Gene Therapies, Inc. * 5,376 12,419
Tectonic Therapeutic, Inc. * 66 1,311
Teladoc Health, Inc. * 1,139 9,921
Telomir Pharmaceuticals, Inc. * 197 246
Tevogen Bio Holdings, Inc. * 883 1,104
TG Therapeutics, Inc. * 4,923 177,179
Theravance Biopharma, Inc. * 1,025 11,306
Tootsie Roll Industries, Inc. 552 18,464
Transcat, Inc. * 157 13,496
TransMedics Group, Inc. * 1,127 151,029
Travere Therapeutics, Inc. * 2,799 41,425
Treace Medical Concepts, Inc. * 1,649 9,696
Trevi Therapeutics, Inc. * 2,572 14,069
TriNet Group, Inc. 1,015 74,237
TriSalus Life Sciences, Inc. * 254 1,384
TScan Therapeutics, Inc. * 215 312
TuHURA Biosciences, Inc. * (Canada)  856 1,909
Turning Point Brands, Inc. 518 39,249
Twist Bioscience Corp. * 2,009 73,911
U.S. Physical Therapy, Inc. 310 24,242
Udemy, Inc. * 3,290 23,129
UFP Technologies, Inc. * 255 62,261
Universal Technical Institute, Inc. * 1,543 52,292
Upbound Group, Inc. 617 15,487
UroGen Pharma Ltd. * 1,007 13,796
Vera Therapeutics, Inc. * 1,744 41,089
Veracyte, Inc. * 2,657 71,819
Verastem, Inc. * 866 3,594
Vericel Corp. * 1,708 72,675
Verra Mobility Corp. * 5,416 137,512
Veru, Inc. * 516 300
Viemed Healthcare, Inc. * 1,164 8,043
Viridian Therapeutics, Inc. * 1,855 25,933
Vita Coco Co., Inc. * 1,369 49,421
Vital Farms, Inc. * 1,184 45,608
WaVe Life Sciences Ltd. * 3,363 21,859
WD-40 Co. 462 105,378
Westrock Coffee Co. * 1,226 7,025
Willdan Group, Inc. * 321 20,066
WK Kellogg Co. 1,953 31,131
X4 Pharmaceuticals, Inc. * 164 312
Xenon Pharmaceuticals, Inc. * (Canada)  2,574 80,566
Xeris Biopharma Holdings, Inc. * 5,082 23,733

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
XOMA Royalty Corp. * 223 $ 5,620
Y-mAbs Therapeutics, Inc. * 1,264 5,701
Zevia PBC Class A * 1,064 3,426
Zevra Therapeutics, Inc. * 1,840 16,210
ZipRecruiter, Inc. Class A * 2,122 10,631
Zura Bio Ltd. * (United Kingdom)  286 300
Zymeworks, Inc. * 1,659 20,820
13,439,162
Energy - 2.6%
spacing
Alpha Metallurgical Resources, Inc. * 119 13,385
Archrock, Inc. 5,624 139,644
Aris Water Solutions, Inc. Class A  1,047 24,762
Array Technologies, Inc. * 1,122 6,620
ASP Isotopes, Inc. * 1,856 13,660
Atlas Energy Solutions, Inc. 1,892 25,296
ChampionX Corp. 5,526 137,266
Complete Solaria, Inc. * 755 1,389
Comstock Resources, Inc. * 1,749 48,395
Core Natural Resources, Inc. 621 43,309
CVR Energy, Inc. 1,039 27,897
Delek U.S. Holdings, Inc. 2,067 43,779
DMC Global, Inc. * 167 1,346
Empire Petroleum Corp. * 476 2,513
Eos Energy Enterprises, Inc. * 7,541 38,610
Evolution Petroleum Corp. 999 4,695
Flotek Industries, Inc. * 132 1,948
Flowco Holdings, Inc. Class A  350 6,233
Fluence Energy, Inc. * 2,098 14,078
Gulfport Energy Corp. * 517 104,005
Hallador Energy Co. * 981 15,529
Helix Energy Solutions Group, Inc. * 1,135 7,082
Infinity Natural Resources, Inc. Class A * 85 1,556
Kinetik Holdings, Inc. 1,086 47,838
Kodiak Gas Services, Inc. 1,832 62,783
Kolibri Global Energy, Inc. * (Canada)  252 1,726
Magnolia Oil & Gas Corp. Class A  1,290 28,999
Matrix Service Co. * 202 2,729
Montauk Renewables, Inc. * 486 1,079
National Energy Services Reunited Corp. * 174 1,047
Natural Gas Services Group, Inc. * 106 2,736
NextDecade Corp. * 4,533 40,389
Oceaneering International, Inc. * 2,807 58,161
OPAL Fuels, Inc. Class A * 614 1,486
Par Pacific Holdings, Inc. * 518 13,743
Ramaco Resources, Inc. Class A  1,148 15,085
REX American Resources Corp. * 134 6,527
Riley Exploration Permian, Inc. 91 2,387
Sable Offshore Corp. * 2,320 50,994
Seadrill Ltd. * (Norway)  777 20,396
Select Water Solutions, Inc. 153 1,322
Shoals Technologies Group, Inc. Class A * 911 3,872
Solaris Energy Infrastructure, Inc. 1,237 34,995
Tidewater, Inc. * 1,621 74,777
VAALCO Energy, Inc. 357 1,289
Verde Clean Fuels, Inc. * 369 1,269
1,198,626
Financial - 11.7%
spacing
Acadian Asset Management, Inc. 957 33,725
Alexander's, Inc. REIT 73 16,448
Amerant Bancorp, Inc. 515 9,388
American Coastal Insurance Corp. * 489 5,438
American Healthcare REIT, Inc. 1,915 70,357
a Shares Value
AMERISAFE, Inc. 348 $ 15,218
Angel Oak Mortgage REIT, Inc. 162 1,526
Apartment Investment & Management Co.
Class A REIT * 2,556 22,109
Apollo Commercial Real Estate Finance, Inc.
REIT 2,380 23,038
Arrow Financial Corp. 51 1,347
Artisan Partners Asset Management, Inc. Class A  1,190 52,753
Atlanticus Holdings Corp. * 26 1,423
Axos Financial, Inc. * 228 17,337
Bakkt Holdings, Inc. * 76 1,060
Baldwin Insurance Group, Inc. * 2,383 102,016
Banc of California, Inc. 307 4,313
BancFirst Corp. 652 80,600
Bancorp, Inc. * 1,546 88,076
Bank First Corp. 52 6,118
Bank of Hawaii Corp. 1,058 71,447
Bankwell Financial Group, Inc. 38 1,369
BGC Group, Inc. Class A  12,158 124,376
Bitdeer Technologies Group Class A * 2,744 31,501
Bowhead Specialty Holdings, Inc. * 538 20,191
Bridgewater Bancshares, Inc. * 331 5,266
Brookfield Business Corp. Class A (Canada)  285 8,892
Burford Capital Ltd. 4,133 58,937
California BanCorp * 110 1,734
Capital Bancorp, Inc. 90 3,022
CareTrust REIT, Inc. 633 19,370
Carter Bankshares, Inc. * 130 2,254
CBL & Associates Properties, Inc. REIT 464 11,781
Citizens Financial Services, Inc. 23 1,351
City Holding Co. 308 37,705
Coastal Financial Corp. * 438 42,429
Cohen & Steers, Inc. 864 65,102
Columbia Financial, Inc. * 33 479
Community Financial System, Inc. 405 23,032
Community West Bancshares 111 2,166
Compass, Inc. Class A * 15,456 97,064
ConnectOne Bancorp, Inc. 405 9,380
Core Scientific, Inc. * 7,785 132,890
Crawford & Co. Class A  525 5,555
Customers Bancorp, Inc. * 79 4,640
Dave, Inc. * 314 84,281
Diamond Hill Investment Group, Inc. 19 2,761
DiamondRock Hospitality Co. REIT 4,043 30,969
Dime Community Bancshares, Inc. 252 6,789
Eagle Bancorp, Inc. 203 3,954
Enova International, Inc. * 830 92,562
Esquire Financial Holdings, Inc. 245 23,192
eXp World Holdings, Inc. 2,638 24,006
F&G Annuities & Life, Inc. 46 1,471
Federal Agricultural Mortgage Corp. Class C  289 56,147
Finwise Bancorp * 181 2,717
First BanCorp 3,069 63,927
First Business Financial Services, Inc. 23 1,165
First Community Corp. 63 1,536
First Financial Bankshares, Inc. 4,569 164,393
First Financial Corp. 56 3,035
First Internet Bancorp 104 2,798
First Merchants Corp. 117 4,481
First Western Financial, Inc. * 75 1,692
Five Star Bancorp 350 9,989
FTAI Infrastructure, Inc. 3,309 20,417
GBank Financial Holdings, Inc. * 28 991
GCM Grosvenor, Inc. Class A  1,380 15,953

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Glacier Bancorp, Inc. 798 $ 34,378
Gladstone Commercial Corp. REIT 319 4,571
Goosehead Insurance, Inc. Class A  641 67,632
Greene County Bancorp, Inc. 150 3,333
Guaranty Bancshares, Inc. 31 1,316
Hamilton Lane, Inc. Class A  54 7,674
HCI Group, Inc. 291 44,290
Heritage Insurance Holdings, Inc. * 588 14,665
Hingham Institution For Savings 6 1,490
Hippo Holdings, Inc. * 327 9,133
Hope Bancorp, Inc. 272 2,919
International Bancshares Corp. 203 13,512
International Money Express, Inc. * 892 9,000
Investors Title Co. 9 1,902
Kestrel Group Ltd. * (Bermuda)  53 1,406
Kingstone Cos., Inc. * 264 4,068
Kingsway Financial Services, Inc. * (Canada)  611 8,273
Lakeland Financial Corp. 482 29,619
Lemonade, Inc. * 1,887 82,669
LendingTree, Inc. * 356 13,197
LINKBANCORP, Inc. 188 1,374
Live Oak Bancshares, Inc. 521 15,526
Marex Group PLC (United Kingdom)  743 29,326
Maui Land & Pineapple Co., Inc. * 245 4,457
McGrath RentCorp 632 73,287
Meridian Corp. 112 1,444
Metrocity Bankshares, Inc. 406 11,603
Metropolitan Bank Holding Corp. * 77 5,390
Moelis & Co. Class A  2,396 149,319
Mr. Cooper Group, Inc. * 33 4,924
National Health Investors, Inc. REIT 358 25,103
NBT Bancorp, Inc. 111 4,612
NerdWallet, Inc. Class A * 1,402 15,380
NETSTREIT Corp. REIT 696 11,783
NexPoint Residential Trust, Inc. REIT 243 8,097
Nicolet Bankshares, Inc. 133 16,423
Northeast Bank 150 13,348
Northfield Bancorp, Inc. 175 2,009
Northrim BanCorp, Inc. 98 9,139
Old National Bancorp 1,289 27,507
Old Point Financial Corp. 56 2,198
OP Bancorp 108 1,403
OppFi, Inc. 823 11,514
Orange County Bancorp, Inc. 94 2,429
Origin Bancorp, Inc. 62 2,216
Outfront Media, Inc. REIT 4,737 77,308
P10, Inc. Class A  1,609 16,444
Pagseguro Digital Ltd. Class A * (Brazil)  3,726 35,919
Palomar Holdings, Inc. * 895 138,054
Pathward Financial, Inc. 820 64,878
Patria Investments Ltd. Class A (Cayman)  2,062 28,992
Patriot National Bancorp, Inc. * 1,471 2,236
Paysign, Inc. * 1,228 8,842
PCB Bancorp 64 1,343
Peapack-Gladstone Financial Corp. 222 6,272
Peoples Financial Services Corp. 43 2,123
Perella Weinberg Partners 2,073 40,258
Phillips Edison & Co., Inc. REIT 772 27,043
Piper Sandler Cos. 594 165,096
PJT Partners, Inc. Class A  781 128,873
PotlatchDeltic Corp. REIT 146 5,602
Princeton Bancorp, Inc. 44 1,344
Real Brokerage, Inc. * (Canada)  3,735 16,845
Regional Management Corp. 52 1,519
a Shares Value
Resolute Holdings Management, Inc. * 53 $ 1,689
Root, Inc. Class A * 361 46,197
Ryman Hospitality Properties, Inc. REIT 1,997 197,044
Saul Centers, Inc. REIT 391 13,349
Selective Insurance Group, Inc. 1,819 157,616
Selectquote, Inc. * 3,335 7,937
ServisFirst Bancshares, Inc. 1,750 135,643
Shore Bancshares, Inc. 167 2,625
SiriusPoint Ltd. * (Sweden)  271 5,526
Sky Harbour Group Corp. * 719 7,025
Skyward Specialty Insurance Group, Inc. * 1,214 70,157
SmartFinancial, Inc. 86 2,905
Southern Missouri Bancorp, Inc. 28 1,534
St. Joe Co. 1,289 61,485
StepStone Group, Inc. Class A  2,131 118,270
Stock Yards Bancorp, Inc. 843 66,580
StoneX Group, Inc. * 1,534 139,809
Strawberry Fields REIT, Inc. 204 2,150
Sunstone Hotel Investors, Inc. REIT 469 4,071
Tanger, Inc. REIT 3,430 104,889
Terawulf, Inc. * 8,478 37,134
Texas Capital Bancshares, Inc. * 211 16,753
Tiptree, Inc. 256 6,036
Triumph Financial, Inc. * 343 18,903
Trupanion, Inc. * 1,259 69,686
Two Harbors Investment Corp. REIT 1,846 19,881
UMB Financial Corp. 214 22,504
UMH Properties, Inc. REIT 2,658 44,628
Union Bankshares, Inc. 117 3,115
Unity Bancorp, Inc. 117 5,508
Universal Health Realty Income Trust REIT 365 14,589
Universal Insurance Holdings, Inc. 203 5,629
Upstart Holdings, Inc. * 2,855 184,661
USCB Financial Holdings, Inc. 121 2,001
Valley National Bancorp 4,079 36,425
Victory Capital Holdings, Inc. Class A  1,508 96,014
WesBanco, Inc. 197 6,231
West BanCorp, Inc. 93 1,826
WisdomTree, Inc. 4,098 47,168
Xenia Hotels & Resorts, Inc. REIT 516 6,486
5,318,977
Industrial - 20.4%
spacing
908 Devices, Inc. * 704 5,020
AAR Corp. * 302 20,775
Advanced Energy Industries, Inc. 1,280 169,600
AeroVironment, Inc. * 958 272,982
Alamo Group, Inc. 107 23,367
Albany International Corp. Class A  310 21,740
Allient, Inc. 37 1,343
American Superconductor Corp. * 1,294 47,477
Amprius Technologies, Inc. * 3,150 13,261
Applied Optoelectronics, Inc. * 1,449 37,225
Archer Aviation, Inc. Class A * 18,485 200,562
Arcosa, Inc. 460 39,887
Ardagh Metal Packaging SA 1,208 5,170
Argan, Inc. 450 99,216
Astronics Corp. * 938 31,404
Atmus Filtration Technologies, Inc. 2,556 93,090
AZZ, Inc. 1,005 94,952
Badger Meter, Inc. 1,007 246,665
Belden, Inc. 1,345 155,751
Bloom Energy Corp. Class A * 6,943 166,077
Bowman Consulting Group Ltd. * 449 12,909

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Byrna Technologies, Inc. * 622 $ 19,207
Cactus, Inc. Class A  2,323 101,562
Cadre Holdings, Inc. 965 30,735
Casella Waste Systems, Inc. Class A * 2,131 245,875
CECO Environmental Corp. * 992 28,084
Centuri Holdings, Inc. * 576 12,925
Chart Industries, Inc. * 1,534 252,573
Construction Partners, Inc. Class A * 1,591 169,091
Costamare Bulkers Holdings Ltd. * (Monaco)  29 251
Covenant Logistics Group, Inc. 111 2,676
CryoPort, Inc. * 364 2,715
CSW Industrials, Inc. 553 158,617
CTS Corp. 150 6,391
DXP Enterprises, Inc. * 440 38,566
Dycom Industries, Inc. * 951 232,415
Energizer Holdings, Inc. 1,766 35,603
Energy Recovery, Inc. * 1,805 23,068
Energy Services of America Corp. 358 3,559
Enerpac Tool Group Corp. 1,844 74,793
EnerSys 74 6,347
Enovix Corp. * 5,579 57,687
Enpro, Inc. 92 17,623
ESCO Technologies, Inc. 882 169,229
Eve Holding, Inc. †* 1,781 12,218
Evolv Technologies Holdings, Inc. * 3,928 24,511
Exponent, Inc. 1,731 129,323
Fabrinet * (Thailand)  1,224 360,688
FARO Technologies, Inc. * 297 13,044
Federal Signal Corp. 2,039 216,990
FLEX LNG Ltd. (Norway)  166 3,649
Forward Air Corp. * 287 7,043
Franklin Electric Co., Inc. 1,354 121,508
Frontdoor, Inc. * 2,523 148,706
FTAI Aviation Ltd. 375 43,140
GATX Corp. 93 14,281
Gorman-Rupp Co. 710 26,071
GrafTech International Ltd. * 782 761
Graham Corp. * 349 17,279
Granite Construction, Inc. 1,278 119,506
Griffon Corp. 1,335 96,614
IES Holdings, Inc. * 306 90,646
Insteel Industries, Inc. 346 12,875
Intuitive Machines, Inc. * 217 2,359
Itron, Inc. * 748 98,459
Janus International Group, Inc. * 1,703 13,862
JBT Marel Corp. 854 102,702
Joby Aviation, Inc. * 15,646 165,065
Kadant, Inc. 399 126,663
Karat Packaging, Inc. 236 6,646
Knife River Corp. * 1,943 158,627
Knowles Corp. * 202 3,559
Kopin Corp. * 5,087 7,783
Kratos Defense & Security Solutions, Inc. * 5,584 259,377
KULR Technology Group, Inc. * 1,114 7,943
LanzaTech Global, Inc. †* 1,430 388
Latham Group, Inc. * 1,336 8,524
Lightbridge Corp. * 499 6,672
Limbach Holdings, Inc. * 360 50,436
Lindsay Corp. 369 53,228
LSI Industries, Inc. 682 11,601
M-Tron Industries, Inc. * 75 3,150
Materion Corp. 134 10,636
Mayville Engineering Co., Inc. * 81 1,293
Mercury Systems, Inc. * 406 21,867
a Shares Value
Mesa Laboratories, Inc. 175 $ 16,488
MicroVision, Inc. †* 5,252 5,987
Mirion Technologies, Inc. * 7,126 153,423
Modine Manufacturing Co. * 1,777 175,034
Moog, Inc. Class A  954 172,645
Mueller Water Products, Inc. Class A  5,269 126,667
Myers Industries, Inc. 180 2,608
MYR Group, Inc. * 523 94,898
NANO Nuclear Energy, Inc. * 852 29,385
Napco Security Technologies, Inc. 1,194 35,450
Neonode, Inc. * 235 5,992
NEXTracker, Inc. Class A * 3,850 209,324
nLight, Inc. * 108 2,125
Novanta, Inc. * 1,227 158,197
NuScale Power Corp. * 4,140 163,778
NVE Corp. 163 11,998
O-I Glass, Inc. * 1,271 18,735
Omega Flex, Inc. 121 3,918
Orion Group Holdings, Inc. * 251 2,277
OSI Systems, Inc. * 544 122,324
Park Aerospace Corp. 276 4,077
Perma-Fix Environmental Services, Inc. * 93 978
Plexus Corp. * 848 114,743
Powell Industries, Inc. 324 68,186
Power Solutions International, Inc. * 203 13,130
Primoris Services Corp. 1,717 133,823
Pro-Dex, Inc. * 71 3,098
PureCycle Technologies, Inc. * 4,403 60,321
Red Cat Holdings, Inc. * 2,536 18,462
Redwire Corp. * 1,138 18,549
Richtech Robotics, Inc. Class B * 2,333 4,549
RXO, Inc. * 327 5,140
Sanmina Corp. * 795 77,775
Sight Sciences, Inc. * 1,516 6,261
SKYX Platforms Corp. * 2,038 2,130
Smith-Midland Corp. * 93 3,121
SPX Technologies, Inc. * 1,546 259,233
Standex International Corp. 327 51,169
Sterling Infrastructure, Inc. * 1,012 233,499
Sturm Ruger & Co., Inc. 195 7,000
Tecnoglass, Inc. 826 63,899
Thermon Group Holdings, Inc. * 140 3,931
Titan America SA * (Belgium)  820 10,234
Trinity Industries, Inc. 1,306 35,275
Triumph Group, Inc. * 977 25,158
TSS, Inc. * 619 17,846
Turtle Beach Corp. * 321 4,439
UFP Industries, Inc. 107 10,632
Vicor Corp. * 791 35,880
VirTra, Inc. * 90 636
Watts Water Technologies, Inc. Class A  931 228,924
Werner Enterprises, Inc. 321 8,783
Willis Lease Finance Corp. 11 1,571
World Kinect Corp. 239 6,776
Worthington Enterprises, Inc. 342 21,765
Xometry, Inc. Class A * 1,487 50,246
Zurn Elkay Water Solutions Corp. 5,093 186,251
9,336,501
Technology - 15.3%
spacing
ACI Worldwide, Inc. * 3,576 164,174
ACV Auctions, Inc. Class A * 5,693 92,340
Adeia, Inc. 3,229 45,658
Aehr Test Systems * 779 10,072

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Aeluma, Inc. * 72 $ 1,179
Agilysys, Inc. * 878 100,654
Airship AI Holdings, Inc. * 531 3,128
Alignment Healthcare, Inc. * 4,322 60,508
Alkami Technology, Inc. * 2,316 69,804
Ambarella, Inc. * 1,382 91,302
Amplitude, Inc. Class A * 2,956 36,654
Appian Corp. Class A * 1,364 40,729
Arteris, Inc. * 94 896
Asana, Inc. Class A * 3,167 42,755
Atomera, Inc. * 933 4,702
AvePoint, Inc. * 4,515 87,185
AvidXchange Holdings, Inc. * 5,760 56,390
Axcelis Technologies, Inc. * 85 5,924
Bandwidth, Inc. Class A * 216 3,434
BigBear.ai Holdings, Inc. * 2,295 15,583
BigCommerce Holdings, Inc. * 2,151 10,755
Blackbaud, Inc. * 1,046 67,164
BlackLine, Inc. * 1,788 101,237
Blend Labs, Inc. Class A * 7,125 23,513
Box, Inc. Class A * 3,705 126,600
Braze, Inc. Class A * 2,589 72,751
C3.ai, Inc. Class A * 4,106 100,884
Cantaloupe, Inc. * 1,759 19,331
Cerence, Inc. * 462 4,717
CEVA, Inc. * 671 14,749
Claritev Corp. * 233 10,515
Clear Secure, Inc. Class A  2,840 78,838
Clearwater Analytics Holdings, Inc. Class A * 8,369 183,532
Climb Global Solutions, Inc. 130 13,898
Commvault Systems, Inc. * 1,501 261,669
CoreCard Corp. * 158 4,577
CS Disco, Inc. * 619 2,705
CSG Systems International, Inc. 844 55,122
CSP, Inc. 171 2,213
D-Wave Quantum, Inc. * (Canada)  9,770 143,033
Daily Journal Corp. * 34 14,357
Diebold Nixdorf, Inc. * 820 45,428
Digimarc Corp. * 481 6,354
Digital Turbine, Inc. * 2,248 13,263
DigitalOcean Holdings, Inc. * 2,195 62,689
Domo, Inc. Class B * 1,015 14,180
Donnelley Financial Solutions, Inc. * 650 40,073
eGain Corp. * 435 2,719
EverCommerce, Inc. * 553 5,807
Everspin Technologies, Inc. * 153 962
Evolent Health, Inc. Class A * 1,293 14,559
ExlService Holdings, Inc. * 186 8,145
Expensify, Inc. Class A * 1,086 2,813
Five9, Inc. * 2,567 67,974
FormFactor, Inc. * 1,981 68,166
Freshworks, Inc. Class A * 6,920 103,177
Golden Matrix Group, Inc. * 295 501
Grid Dynamics Holdings, Inc. * 1,814 20,952
I3 Verticals, Inc. Class A * 56 1,539
IBEX Holdings Ltd. * 340 9,894
Ibotta, Inc. Class A * 442 16,177
Impinj, Inc. * 881 97,853
Innodata, Inc. * 1,028 52,654
Insight Enterprises, Inc. * 321 44,325
Inspired Entertainment, Inc. * 754 6,160
Intapp, Inc. * 1,882 97,149
Integral Ad Science Holding Corp. * 418 3,474
IonQ, Inc. * 8,045 345,694
a Shares Value
Jamf Holding Corp. * 2,295 $ 21,825
Kaltura, Inc. * 2,647 5,320
Kulicke & Soffa Industries, Inc. (Singapore)  1,044 36,122
Life360, Inc. * 546 35,627
LiveRamp Holdings, Inc. * 2,180 72,027
Maximus, Inc. 1,918 134,644
MaxLinear, Inc. * 361 5,130
Meridianlink, Inc. * 1,075 17,447
Mitek Systems, Inc. * 309 3,059
Navitas Semiconductor Corp. * 780 5,109
NCR Atleos Corp. * 2,482 70,811
NextNav, Inc. * 2,984 45,357
Nutex Health, Inc. * 116 14,441
Olo, Inc. Class A * 2,298 20,452
OneSpan, Inc. * 164 2,737
Ouster, Inc. * 1,723 41,783
Outset Medical, Inc. * 174 3,343
Pagaya Technologies Ltd. Class A * 1,424 30,360
PagerDuty, Inc. * 2,846 43,487
PAR Technology Corp. * 794 55,080
PDF Solutions, Inc. * 1,053 22,513
Phreesia, Inc. * 1,900 54,074
Pitney Bowes, Inc. 1,651 18,012
Planet Labs PBC * 7,257 44,268
PlayAGS, Inc. * 1,256 15,687
Playtika Holding Corp. 461 2,181
Porch Group, Inc. * 2,206 26,009
Power Integrations, Inc. 1,919 107,272
Progress Software Corp. 1,456 92,951
PROS Holdings, Inc. * 1,459 22,848
Qualys, Inc. * 1,245 177,873
Quantum Computing, Inc. * 2,933 56,226
QuickLogic Corp. * 100 616
Rackspace Technology, Inc. * 1,054 1,349
Rambus, Inc. * 3,665 234,633
Rapid7, Inc. * 2,184 50,516
Red Violet, Inc. * 375 18,450
ReposiTrak, Inc. 398 7,821
Rezolve AI PLC * 3,067 9,431
Rigetti Computing, Inc. * 9,600 113,856
Rimini Street, Inc. * 388 1,463
Sapiens International Corp. NV (Israel)  1,044 30,537
Schrodinger, Inc. * 1,885 37,926
SEMrush Holdings, Inc. Class A * 1,561 14,127
Semtech Corp. * 2,958 133,524
Silicon Laboratories, Inc. * 1,095 161,359
Simulations Plus, Inc. 537 9,371
SiTime Corp. * 716 152,565
SkyWater Technology, Inc. * 925 9,102
SoundHound AI, Inc. Class A †* 12,420 133,267
Sprout Social, Inc. Class A * 1,760 36,802
SPS Commerce, Inc. * 1,292 175,828
Synaptics, Inc. * 109 7,065
Synchronoss Technologies, Inc. * 360 2,466
System1, Inc. * 48 265
Talkspace, Inc. * 4,167 11,584
Tenable Holdings, Inc. * 4,043 136,573
TruBridge, Inc. * 337 7,893
Ultra Clean Holdings, Inc. * 109 2,460
Unisys Corp. * 1,796 8,136
V2X, Inc. * 46 2,233
Varonis Systems, Inc. * 3,745 190,059
Vertex, Inc. Class A * 2,206 77,949
Viant Technology, Inc. Class A * 513 6,787

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2025, investments with a total aggregate value of $1,876 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
a Shares Value
Vimeo, Inc. * 2,235 $ 9,029
VTEX Class A * (Brazil)  1,960 12,936
Vuzix Corp. * 2,045 5,971
Waystar Holding Corp. * 2,620 107,079
Weave Communications, Inc. * 1,978 16,457
WM Technology, Inc. * 2,631 2,357
WNS Holdings Ltd. * (United Kingdom)  1,372 86,765
Workiva, Inc. * 1,713 117,255
Yext, Inc. * 3,453 29,351
Zeta Global Holdings Corp. Class A * 6,383 98,873
6,974,073
Utilities - 0.5%
spacing
American States Water Co. 857 65,698
Chesapeake Utilities Corp. 262 31,498
Consolidated Water Co. Ltd. 170 5,103
Genie Energy Ltd. Class B  72 1,935
Global Water Resources, Inc. 392 3,994
MGE Energy, Inc. 652 57,663
Middlesex Water Co. 98 5,310
Oklo, Inc. * 815 45,632
Otter Tail Corp. 91 7,015
York Water Co. 53 1,675
225,523
Total Common Stocks
    (Cost $40,807,388) 44,901,668
EXCHANGE-TRADED FUNDS - 1.1%
iShares Russell 2000 Growth 1,781 509,117
a
Total Exchange-Traded Funds
    (Cost $488,526) 509,117
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.4%
    (Cost $41,296,739) 45,412,726
SECURITIES LENDING COLLATERAL - 2.1%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity Funds
4.180% 104,289 104,289
Principal
Amount
Repurchase Agreements - 1.9%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$849,714; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $866,708) $ 849,609 849,609
a
Total Securities Lending Collateral
(Cost $953,898) 953,898
a
Value
TOTAL INVESTMENTS - 101.5%
(Cost $42,250,637) $ 46,366,624
DERIVATIVES - 0.0% 1,759
OTHER ASSETS & LIABILITIES, NET - (1.5%) (685,192)
NET ASSETS - 100.0% $ 45,683,191
Consumer, Non-Cyclical 29 .4%
Industrial 20 .4%
Technology 15 .3%
Financial 11 .7%
Consumer, Cyclical 9 .5%
Communications 6 .1%
Others (each less than 3.0%) 9 .1%
101 .5%
Derivatives 0 .0%
Other Assets & Liabilities, Net ( 1 .5% )
100 .0%

PACIFIC SELECT FUND
PD SMALL-CAP GROWTH INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(c) As of June 30, 2025, open futures contracts outstanding were as follows:
(d) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME Micro E-Mini Russell 2000 Index 09/25 46 $ 502,332 $ 504,091 $ 1,759
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 1,876 $ – $ – $ 1,876
Warrants 65 – 65 –
Common Stocks 44,901,668 44,901,668 – –
Exchange-Traded Funds 509,117 509,117 – –
Securities Lending Collateral 953,898 104,289 849,609 –
Derivatives:
Equity Contracts
Futures 1,759 1,759 – –
Total Assets 46,368,383 45,516,833 849,674 1,876
a
Liabilities Due to Custodian (224,248) – (224,248) –
Total Liabilities (224,248) – (224,248) –
Total $ 46,144,135 $ 45,516,833 $ 625,426 $ 1,876

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Chinook Therapeutics, Inc. - Contingent Value
Rights * ± Ω 2,612 $ 418
Contra Aduro Biotechnologies, Inc. - Contingent
Value Rights * ± Ω 123 59
Icosavax, Inc. - Contingent Value Rights * 1,865 578
Inhibrx, Inc. - Contingent Value Rights * ± Ω 767 882
OmniAb, Inc. $12.50 - Earn Out Shares * ± Ω 588 –
OmniAb, Inc. $15.00 - Earn Out Shares * ± Ω 588 –
1,937
Total Rights
    (Cost $1,077) 1,937
WARRANTS - 0.0%
Consumer, Non-Cyclical - 0.0%
Pulse Biosciences, Inc. Exercise @ $3.27
Exp 06/27/29 * 77 158
Total Warrants
    (Cost $0) 158
COMMON STOCKS - 97.4%
Basic Materials - 3.5%
spacing
AdvanSix, Inc. 4,023 95,546
American Vanguard Corp. * 3,979 15,598
Avient Corp. 13,602 439,481
Cabot Corp. 657 49,275
Caledonia Mining Corp. PLC (South Africa)  2,204 42,581
Calumet, Inc. * 7,554 119,013
Centrus Energy Corp. Class A * 486 89,026
Codexis, Inc. * 8,549 20,860
Coeur Mining, Inc. * 46,837 414,976
Commercial Metals Co. 16,521 808,042
Compass Minerals International, Inc. * 1,436 28,849
Constellium SE * 12,618 167,819
Critical Metals Corp. * (Austria)  2,069 7,407
Ecovyst, Inc. * 17,149 141,136
Encore Energy Corp. * (Canada)  23,785 68,025
Energy Fuels, Inc. †* 23,402 134,562
Ferroglobe PLC 12,168 44,657
HB Fuller Co. 7,609 457,681
Hecla Mining Co. 68,202 408,530
i-80 Gold Corp. * (Canada)  2,346 1,404
Innospec, Inc. 3,180 267,406
Intrepid Potash, Inc. * 1,577 56,346
Ivanhoe Electric, Inc. * 1,502 13,623
Kaiser Aluminum Corp. 998 79,740
Koppers Holdings, Inc. 2,950 94,843
Kronos Worldwide, Inc. 2,659 16,486
MAC Copper Ltd. * (Australia)  10,002 120,924
Magnera Corp. * 4,577 55,290
Mativ Holdings, Inc. 8,667 59,109
Minerals Technologies, Inc. 4,674 257,397
Novagold Resources, Inc. * (Canada)  4,912 20,090
Oil-Dri Corp. of America 453 26,722
Orion SA (Germany)  7,119 74,678
Perimeter Solutions, Inc. * 20,534 285,833
Piedmont Lithium, Inc. †* 1,885 10,971
Quaker Chemical Corp. 1,902 212,910
a Shares Value
Radius Recycling, Inc. 3,953 $ 117,365
Rayonier Advanced Materials, Inc. * 10,731 41,314
Rogers Corp. * 2,361 161,681
SSR Mining, Inc. * (Canada)  29,411 374,696
Stepan Co. 3,066 167,342
Sylvamo Corp. 3,847 192,735
Trinseo PLC 2,440 7,613
Tronox Holdings PLC 19,381 98,262
Valhi, Inc. 547 8,840
6,376,684
Communications - 3.0%
spacing
1-800-Flowers.com, Inc. Class A * 2,275 11,193
1stdibs.com, Inc. * 268 737
A10 Networks, Inc. 923 17,860
Advantage Solutions, Inc. * 16,604 21,917
Altice USA, Inc. Class A * 27,384 58,602
AMC Networks, Inc. Class A * 5,456 34,209
Angi, Inc. * 6,294 96,046
Applied Digital Corp. †* 6,624 66,704
AST SpaceMobile, Inc. †* 1,393 65,095
ATN International, Inc. 1,531 24,879
Aviat Networks, Inc. * 1,766 42,472
BARK, Inc. * 20,943 18,419
Beyond, Inc. * 7,847 53,987
Boston Omaha Corp. Class A * 2,766 38,835
Bumble, Inc. Class A * 10,938 72,081
Cable One, Inc. 744 101,043
Cars.com, Inc. * 9,977 118,227
Clearfield, Inc. * 1,267 55,000
CommScope Holding Co., Inc. * 12,645 104,701
DigitalBridge Group, Inc. 24,598 254,589
EchoStar Corp. Class A * 19,413 537,740
Entravision Communications Corp. Class A  9,479 21,991
ePlus, Inc. * 3,657 263,670
Eventbrite, Inc. Class A * 7,941 20,885
EW Scripps Co. Class A * 9,630 28,312
Gannett Co., Inc. * 7,118 25,482
Getty Images Holdings, Inc. * 11,100 18,426
Gray Media, Inc. 14,292 64,743
Harmonic, Inc. * 11,067 104,805
HealthStream, Inc. 1,748 48,367
IDT Corp. Class B  430 29,378
iHeartMedia, Inc. Class A * 17,322 30,487
Inseego Corp. * 644 5,307
Lands' End, Inc. * 2,330 24,954
Liberty Latin America Ltd. Class A * 5,344 32,598
Liberty Latin America Ltd. Class C * 18,380 114,324
LifeMD, Inc. * 1,744 23,753
LiveOne, Inc. * 411 310
Lumen Technologies, Inc. * 18,619 81,551
National CineMedia, Inc. 11,751 56,934
NETGEAR, Inc. * 4,120 119,768
Newsmax, Inc. * 690 10,440
Nextdoor Holdings, Inc. * 29,403 48,809
Nexxen International Ltd. * (Israel)  3,945 41,067
Open Lending Corp. * 11,177 21,683
Powerfleet, Inc. NJ * 17,315 74,628
Preformed Line Products Co. 241 38,514
RealReal, Inc. * 4,921 23,572
Ribbon Communications, Inc. * 14,094 56,517
Rumble, Inc. * 8,552 76,797
Satellogic, Inc. Class A * 1,456 5,271
Scholastic Corp. 3,732 78,297

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Serve Robotics, Inc. * 617 $ 7,059
Shenandoah Telecommunications Co. 6,912 94,418
Shutterstock, Inc. 3,336 63,251
Sinclair, Inc. 4,738 65,479
Sphere Entertainment Co. * 3,953 165,235
Spok Holdings, Inc. 1,577 27,881
Stitch Fix, Inc. Class A * 17,389 64,339
TechTarget, Inc. * 2,862 22,238
TEGNA, Inc. 24,105 404,000
Telephone & Data Systems, Inc. 14,016 498,689
TripAdvisor, Inc. * 8,620 112,491
TrueCar, Inc. * 14,751 28,027
Tucows, Inc. Class A * 276 5,440
Viasat, Inc. * 16,578 242,039
Vivid Seats, Inc. Class A * 3,166 5,351
WideOpenWest, Inc. * 7,661 31,104
Ziff Davis, Inc. * 6,271 189,823
5,412,840
Consumer, Cyclical - 11.9%
spacing
A-Mark Precious Metals, Inc. 2,805 62,215
Academy Sports & Outdoors, Inc. 9,470 424,351
Adient PLC * 11,902 231,613
Advance Auto Parts, Inc. 8,554 397,675
Allegiant Travel Co. * 1,669 91,712
AMC Entertainment Holdings, Inc. Class A * 60,969 189,004
American Axle & Manufacturing Holdings, Inc. * 16,385 66,851
American Eagle Outfitters, Inc. 22,952 220,798
American Outdoor Brands, Inc. * 387 4,044
America's Car-Mart, Inc. * 1,136 63,661
Arko Corp. 10,289 43,522
Asbury Automotive Group, Inc. * 2,864 683,179
Barnes & Noble Education, Inc. * 1,618 19,044
Beazer Homes USA, Inc. * 3,965 88,697
Biglari Holdings, Inc. Class B * 111 32,435
BJ's Restaurants, Inc. * 1,198 53,431
Blink Charging Co. †* 1,038 976
Bloomin' Brands, Inc. 5,592 48,147
BlueLinx Holdings, Inc. * 1,253 93,198
Buckle, Inc. 125 5,669
Caleres, Inc. 4,989 60,966
Capri Holdings Ltd. * 16,525 292,492
Carter's, Inc. 5,144 154,989
Century Communities, Inc. 3,825 215,424
Citi Trends, Inc. * 915 30,552
Clarus Corp. 1,633 5,666
Clean Energy Fuels Corp. * 24,675 48,116
Cooper-Standard Holdings, Inc. * 2,383 51,234
Cracker Barrel Old Country Store, Inc. 2,319 141,644
Daktronics, Inc. * 5,477 82,812
Dana, Inc. 19,011 326,039
Denny's Corp. * 4,438 18,196
Designer Brands, Inc. Class A  7,449 17,729
Dine Brands Global, Inc. 2,245 54,621
Douglas Dynamics, Inc. 198 5,835
Dream Finders Homes, Inc. Class A * 2,840 71,369
El Pollo Loco Holdings, Inc. * 3,854 42,433
Escalade, Inc. 1,053 14,721
Ethan Allen Interiors, Inc. 3,069 85,472
EVgo, Inc. * 14,519 52,994
Flexsteel Industries, Inc. 767 27,635
Foot Locker, Inc. * 12,268 300,566
Forestar Group, Inc. * 2,874 57,480
Fox Factory Holding Corp. * 5,208 135,095
a Shares Value
Frontier Group Holdings, Inc. * 4,455 $ 16,172
Full House Resorts, Inc. * 466 1,706
Funko, Inc. Class A * 5,189 24,700
G-III Apparel Group Ltd. * 6,154 137,850
Garrett Motion, Inc. (Switzerland)  17,622 185,207
Genesco, Inc. * 1,140 22,447
Gentherm, Inc. * 4,208 119,044
Global Business Travel Group I * 2,560 16,128
GMS, Inc. * 2,931 318,746
Golden Entertainment, Inc. 2,969 87,378
Goodyear Tire & Rubber Co. * 38,482 399,058
Green Brick Partners, Inc. * 3,113 195,745
Group 1 Automotive, Inc. 1,067 465,970
GrowGeneration Corp. * 2,343 2,191
Hamilton Beach Brands Holding Co. Class A  1,233 22,058
Haverty Furniture Cos., Inc. 2,100 42,735
HNI Corp. 3,092 152,065
Holley, Inc. * 1,751 3,502
Hooker Furnishings Corp. 238 2,518
Hovnanian Enterprises, Inc. Class A * 656 68,585
Hudson Technologies, Inc. * 5,401 43,856
Hyliion Holdings Corp. * 22,605 29,839
indie Semiconductor, Inc. Class A †* (China)  17,153 61,065
Interface, Inc. 7,875 164,824
International Game Technology PLC 15,927 251,806
J Jill, Inc. 639 9,355
Jack in the Box, Inc. 490 8,555
JAKKS Pacific, Inc. * 1,375 28,572
JetBlue Airways Corp. * 48,249 204,093
Johnson Outdoors, Inc. Class A  661 20,008
KB Home 9,701 513,862
Kohl's Corp. 15,321 129,922
Kontoor Brands, Inc. 1,520 100,274
Krispy Kreme, Inc. 8,591 25,000
La-Z-Boy, Inc. 6,293 233,911
Lakeland Industries, Inc. 788 10,725
LCI Industries 3,126 285,060
Leggett & Platt, Inc. 18,204 162,380
Leslie's, Inc. * 1,057 444
LGI Homes, Inc. * 3,086 158,991
Lionsgate Studios Corp. * 29,123 169,205
Lovesac Co. * 823 14,979
Luminar Technologies, Inc. * 4,011 11,512
M/I Homes, Inc. * 4,006 449,153
Malibu Boats, Inc. Class A * 2,570 80,544
Marcus Corp. 3,460 58,336
MarineMax, Inc. * 2,925 73,534
Marriott Vacations Worldwide Corp. 4,523 327,058
MasterCraft Boat Holdings, Inc. * 2,487 46,208
Meritage Homes Corp. 10,522 704,658
Methode Electronics, Inc. 5,596 53,218
Microvast Holdings, Inc. * 9,066 32,910
Miller Industries, Inc. 1,499 66,646
MillerKnoll, Inc. 10,742 208,610
Motorcar Parts of America, Inc. * 1,778 19,914
Movado Group, Inc. 2,522 38,460
MRC Global, Inc. * 13,662 187,306
National Vision Holdings, Inc. * 11,088 255,135
Nu Skin Enterprises, Inc. Class A  7,872 62,897
ODP Corp. * 4,709 85,374
OneWater Marine, Inc. Class A * 1,752 23,459
OPENLANE, Inc. * 15,420 377,019
Oxford Industries, Inc. 2,093 84,243
Papa John's International, Inc. 4,217 206,380

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
PC Connection, Inc. 1,823 $ 119,917
Peloton Interactive, Inc. Class A * 33,884 235,155
Petco Health & Wellness Co., Inc. * 14,013 39,657
Phinia, Inc. 5,702 253,682
Polaris, Inc. 7,752 315,119
Portillo's, Inc. Class A * 7,833 91,411
Purple Innovation, Inc. * 2,120 1,546
Pursuit Attractions & Hospitality, Inc. * 2,284 65,848
RCI Hospitality Holdings, Inc. 516 19,670
Red Rock Resorts, Inc. Class A  3,454 179,712
Reservoir Media, Inc. * 1,787 13,706
Resideo Technologies, Inc. * 21,305 469,988
Rocky Brands, Inc. 703 15,600
Rush Enterprises, Inc. Class A  3,912 201,507
Rush Enterprises, Inc. Class B  1,369 71,845
Sabre Corp. * 41,932 132,505
Sally Beauty Holdings, Inc. * 16,697 154,614
ScanSource, Inc. * 3,441 143,868
Shoe Carnival, Inc. 2,709 50,685
Shyft Group, Inc. 4,971 62,336
Signet Jewelers Ltd. (NYSE) 5,973 475,152
Six Flags Entertainment Corp. * 2,856 86,908
SkyWest, Inc. * 5,781 595,270
Sleep Number Corp. * 3,481 23,514
Solid Power, Inc. * 24,251 53,110
Sonic Automotive, Inc. Class A  1,354 108,225
Sonos, Inc. * 1,983 21,436
Standard Motor Products, Inc. 3,015 92,621
Starz Entertainment Corp. * 1,940 31,176
Steelcase, Inc. Class A  14,963 156,064
Steven Madden Ltd. 9,092 218,026
Strattec Security Corp. * 338 21,027
Sun Country Airlines Holdings, Inc. * 3,165 37,189
Superior Group of Cos., Inc. 1,744 17,963
Taylor Morrison Home Corp. * 14,871 913,377
Tile Shop Holdings, Inc. * 1,134 7,212
Tilly's, Inc. Class A †* 259 357
Titan International, Inc. * 8,068 82,858
Titan Machinery, Inc. * 3,095 61,312
Topgolf Callaway Brands Corp. * 19,801 159,398
Torrid Holdings, Inc. * 1,760 5,192
Traeger, Inc. * 4,593 7,854
Tri Pointe Homes, Inc. * 11,804 377,138
UniFirst Corp. 2,192 412,578
United Parks & Resorts, Inc. * 308 14,522
Urban Outfitters, Inc. * 5,972 433,209
Vera Bradley, Inc. * 208 460
Victoria's Secret & Co. * 7,274 134,714
Virco Mfg. Corp. 1,681 13,414
Visteon Corp. * 3,923 366,016
VSE Corp. 488 63,918
Wabash National Corp. 5,789 61,537
Webtoon Entertainment, Inc. * (South Korea)  1,681 15,263
Weyco Group, Inc. 532 17,641
Winmark Corp. 383 144,625
Winnebago Industries, Inc. 4,075 118,175
Xperi, Inc. * 7,436 58,819
Zumiez, Inc. * 2,577 34,171
21,557,219
Consumer, Non-Cyclical - 12.8%
spacing
10X Genomics, Inc. Class A * 11,034 127,774
4D Molecular Therapeutics, Inc. * 5,071 18,813
89bio, Inc. * 12,658 124,302
a Shares Value
ABM Industries, Inc. 8,779 $ 414,457
Absci Corp. * 3,388 8,707
Acacia Research Corp. * 2,482 8,886
ACCO Brands Corp. 15,222 54,495
Aclaris Therapeutics, Inc. * 7,091 10,069
Acrivon Therapeutics, Inc. * 252 300
Acumen Pharmaceuticals, Inc. * 274 318
Acuren Corp. * (Virgin Islands (British))  6,303 69,585
AdaptHealth Corp. * 12,928 121,911
Addus HomeCare Corp. * 1,400 161,266
Adverum Biotechnologies, Inc. * 336 722
Agenus, Inc. * 191 873
Agios Pharmaceuticals, Inc. * 8,284 275,526
Akebia Therapeutics, Inc. * 31,100 113,204
Aldeyra Therapeutics, Inc. * 5,251 20,111
Alector, Inc. * 5,419 7,587
Alico, Inc. 872 28,497
Alight, Inc. Class A * 68,275 386,436
Alkermes PLC * 5,988 171,317
Allogene Therapeutics, Inc. * 21,063 23,801
Alta Equipment Group, Inc. 1,067 6,743
Alto Neuroscience, Inc. * 233 513
Alumis, Inc. * 6,572 19,716
American Public Education, Inc. * 431 13,128
AMN Healthcare Services, Inc. * 5,213 107,753
Amneal Pharmaceuticals, Inc. * 4,301 34,795
Amphastar Pharmaceuticals, Inc. * 4,803 110,277
Amylyx Pharmaceuticals, Inc. * 1,423 9,121
Andersons, Inc. 4,572 168,021
AngioDynamics, Inc. * 5,035 49,947
Anika Therapeutics, Inc. * 1,289 13,638
Annexon, Inc. * 15,392 36,941
Applied Therapeutics, Inc. * 1,563 486
Aquestive Therapeutics, Inc. * 8,923 29,535
Arcturus Therapeutics Holdings, Inc. * 2,116 27,529
Arcus Biosciences, Inc. * 2,632 21,424
Ardent Health, Inc. * 2,364 32,292
Artiva Biotherapeutics, Inc. * (South Korea)  211 319
Artivion, Inc. * 1,109 34,490
Arvinas, Inc. * 8,228 60,558
Astria Therapeutics, Inc. * 5,077 27,213
Atea Pharmaceuticals, Inc. * 10,864 39,110
Atossa Therapeutics, Inc. * 444 369
Aura Biosciences, Inc. * 6,964 43,595
Avanos Medical, Inc. * 6,212 76,035
Aveanna Healthcare Holdings, Inc. * 2,450 12,813
Avidity Biosciences, Inc. * 1,405 39,902
Azenta, Inc. * 5,125 157,747
B&G Foods, Inc. 11,972 50,642
Beyond Meat, Inc. * 8,303 28,977
Bicara Therapeutics, Inc. * 4,367 40,569
BioAge Labs, Inc. * 2,536 10,474
Biote Corp. Class A * 1,317 5,294
Black Diamond Therapeutics, Inc. * 124 308
Blade Air Mobility, Inc. * 9,182 37,003
BrightView Holdings, Inc. * 9,125 151,931
Brookdale Senior Living, Inc. * 2,830 19,697
C4 Therapeutics, Inc. * 696 995
Cabaletta Bio, Inc. * 212 322
Calavo Growers, Inc. 725 19,278
CAMP4 Therapeutics Corp. * 198 287
Candel Therapeutics, Inc. * 1,084 5,485
Cardiff Oncology, Inc. * 4,489 14,140
Cargo Therapeutics, Inc. * 4,858 20,015

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Caribou Biosciences, Inc. * 1,355 $ 1,707
Cartesian Therapeutics, Inc. * 573 5,953
Cass Information Systems, Inc. 222 9,646
Castle Biosciences, Inc. * 3,985 81,374
Celcuity, Inc. * 125 1,669
Celldex Therapeutics, Inc. * 9,315 189,560
Central Garden & Pet Co. * 2,206 77,607
Central Garden & Pet Co. Class A * 6,025 188,522
Century Therapeutics, Inc. * 1,300 726
Chegg, Inc. * 1,268 1,534
Cibus, Inc. * 741 1,023
Cidara Therapeutics, Inc. * 2,412 117,489
Cimpress PLC * (Ireland)  1,629 76,563
Climb Bio, Inc. * 379 470
Cogent Biosciences, Inc. * 988 7,094
Coherus Oncology, Inc. * 13,557 9,914
Community Health Systems, Inc. * 9,537 32,426
Compass Therapeutics, Inc. * 11,438 29,739
CompoSecure, Inc. Class A * 641 9,032
Concentra Group Holdings Parent, Inc. 1,983 40,790
CONMED Corp. 4,410 229,673
Corbus Pharmaceuticals Holdings, Inc. * 161 1,111
CoreCivic, Inc. * 13,274 279,683
CRISPR Therapeutics AG * (Switzerland)  8,998 437,663
Cross Country Healthcare, Inc. * 4,738 61,831
Cullinan Therapeutics, Inc. * 6,708 50,511
Custom Truck One Source, Inc. * 6,563 32,421
Cytek Biosciences, Inc. * 19,525 66,385
Cytokinetics, Inc. * 15,022 496,327
Day One Biopharmaceuticals, Inc. * 9,351 60,781
Deluxe Corp. 7,257 115,459
Denali Therapeutics, Inc. * 17,832 249,470
Design Therapeutics, Inc. * 5,582 18,811
Dianthus Therapeutics, Inc. * 3,156 58,796
DocGo, Inc. * 11,801 18,528
Dole PLC 11,216 156,912
Dyne Therapeutics, Inc. * 9,232 87,889
Edgewell Personal Care Co. 6,804 159,282
Editas Medicine, Inc. * 14,001 30,802
Eledon Pharmaceuticals, Inc. * 5,185 14,051
Elevation Oncology, Inc. * 829 304
Embecta Corp. 8,005 77,568
Emergent BioSolutions, Inc. * 6,224 39,709
Enanta Pharmaceuticals, Inc. * 3,461 26,165
Enhabit, Inc. * 6,147 59,257
Ennis, Inc. 2,672 48,470
Enovis Corp. * 7,943 249,092
Entrada Therapeutics, Inc. * 3,857 25,919
Erasca, Inc. * 29,601 37,593
Esperion Therapeutics, Inc. * 20,777 20,453
EyePoint Pharmaceuticals, Inc. * 8,339 78,470
Fate Therapeutics, Inc. * 16,373 18,338
Fennec Pharmaceuticals, Inc. * (Canada)  1,963 16,293
First Advantage Corp. * 3,210 53,318
Flywire Corp. * 1,781 20,838
Foghorn Therapeutics, Inc. * 1,611 7,572
Forrester Research, Inc. * 1,603 15,870
Fortrea Holdings, Inc. * 12,318 60,851
Fresh Del Monte Produce, Inc. 4,617 149,683
Fulcrum Therapeutics, Inc. * 5,745 39,526
Fulgent Genetics, Inc. * 2,766 54,988
Generation Bio Co. * 2,337 748
Ginkgo Bioworks Holdings, Inc. * 4,363 49,084
Graham Holdings Co. Class B  489 462,677
a Shares Value
GRAIL, Inc. * 4,038 $ 207,634
Green Dot Corp. Class A * 8,238 88,806
Grocery Outlet Holding Corp. * 13,285 165,000
Hain Celestial Group, Inc. * 14,041 21,342
Harvard Bioscience, Inc. * 648 288
Healthcare Services Group, Inc. * 6,169 92,720
Heidrick & Struggles International, Inc. 3,215 147,118
Helen of Troy Ltd. * 3,418 97,003
Herbalife Ltd. * 4,728 40,755
Heron Therapeutics, Inc. * 16,149 33,428
HF Foods Group, Inc. * 4,457 14,173
Honest Co., Inc. * 8,159 41,529
Humacyte, Inc. * 12,399 25,914
ICF International, Inc. 2,506 212,283
ICU Medical, Inc. * 1,050 138,757
Ideaya Biosciences, Inc. * 11,798 247,994
ImmunityBio, Inc. †* 4,741 12,516
Indivior PLC * (United Kingdom)  2,088 30,777
Information Services Group, Inc. 6,317 30,322
Ingles Markets, Inc. Class A  2,190 138,802
Inhibikase Therapeutics, Inc. * 3,166 6,174
Inhibrx Biosciences, Inc. * 614 8,762
Inmode Ltd. * 482 6,960
Innovage Holding Corp. * 776 2,863
Innoviva, Inc. * 1,655 33,249
Inogen, Inc. * 3,809 26,777
Inovio Pharmaceuticals, Inc. * 225 458
Integra LifeSciences Holdings Corp. * 10,417 127,817
Intellia Therapeutics, Inc. * 15,583 146,169
Invivyd, Inc. * 2,896 2,071
Iovance Biotherapeutics, Inc. * 35,227 60,590
Ironwood Pharmaceuticals, Inc. * 13,811 9,905
iTeos Therapeutics, Inc. * 4,309 42,961
Jade Biosciences, Inc. 2,947 29,441
Janux Therapeutics, Inc. * 3,800 87,780
John B Sanfilippo & Son, Inc. 233 14,735
John Wiley & Sons, Inc. Class A  452 20,173
Kelly Services, Inc. Class A  5,276 61,782
Keros Therapeutics, Inc. * 4,783 63,853
Kforce, Inc. 197 8,103
Kodiak Sciences, Inc. * 5,808 21,664
Korn Ferry 4,490 329,252
Korro Bio, Inc. * 721 9,005
Kura Oncology, Inc. * 10,995 63,441
Kyverna Therapeutics, Inc. * 135 414
Larimar Therapeutics, Inc. * 4,687 13,545
Laureate Education, Inc. * 11,053 258,419
Lexeo Therapeutics, Inc. * 2,394 9,624
Lifecore Biomedical, Inc. * 2,355 19,123
LifeStance Health Group, Inc. * 11,805 61,032
Ligand Pharmaceuticals, Inc. * 2,580 293,294
Limoneira Co. 2,284 35,745
LivaNova PLC * 7,893 355,343
Maravai LifeSciences Holdings, Inc. Class A * 14,794 35,654
MarketWise, Inc. 345 6,828
Marqeta, Inc. Class A * 29,243 170,487
Matthews International Corp. Class A  4,053 96,907
MaxCyte, Inc. * 16,092 35,081
Maze Therapeutics, Inc. * 526 6,454
MBX Biosciences, Inc. * 1,868 21,314
Medifast, Inc. * 2,115 29,716
MeiraGTx Holdings PLC * 2,056 13,405
Mercurity Fintech Holding, Inc. * (China)  1,603 6,172
Merit Medical Systems, Inc. * 673 62,912

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Mersana Therapeutics, Inc. * 2,480 $ 734
Metsera, Inc. * 1,124 31,978
MGP Ingredients, Inc. 1,924 57,662
Mind Medicine MindMed, Inc. * 6,871 44,593
Mission Produce, Inc. * 6,283 73,637
Mister Car Wash, Inc. * 1,355 8,144
ModivCare, Inc. * 133 415
Monro, Inc. 4,154 61,936
Monte Rosa Therapeutics, Inc. * 6,847 30,880
Myriad Genetics, Inc. * 13,839 73,485
Nano-X Imaging Ltd. * (Israel)  6,658 34,422
National HealthCare Corp. 1,916 205,031
Nature's Sunshine Products, Inc. * 869 12,852
Nautilus Biotechnology, Inc. SPAC * 899 652
Nektar Therapeutics * 149 3,850
Neogen Corp. * 33,557 160,402
NeoGenomics, Inc. * 17,622 128,817
Neurogene, Inc. * 754 11,272
Nkarta, Inc. * 8,319 13,810
Novavax, Inc. * 5,811 36,609
Nurix Therapeutics, Inc. * 10,600 120,734
Nuvation Bio, Inc. * 32,351 63,084
Olaplex Holdings, Inc. * 21,557 30,180
Olema Pharmaceuticals, Inc. * 8,135 34,655
Omeros Corp. * 4,481 13,443
OmniAb, Inc. * 9,337 16,246
Omnicell, Inc. * 6,740 198,156
OPKO Health, Inc. * 53,030 70,000
OraSure Technologies, Inc. * 4,733 14,199
ORIC Pharmaceuticals, Inc. * 5,601 56,850
Orthofix Medical, Inc. * 5,152 57,445
OrthoPediatrics Corp. * 2,428 52,153
Oruka Therapeutics, Inc. 2,830 31,724
Outlook Therapeutics, Inc. * 188 301
Owens & Minor, Inc. * 10,502 95,568
Pacific Biosciences of California, Inc. †* 43,179 53,542
Pacira BioSciences, Inc. * 5,913 141,321
PACS Group, Inc. * 415 5,362
Paysafe Ltd. * 4,704 59,364
Pediatrix Medical Group, Inc. * 12,484 179,145
Perdoceo Education Corp. 8,979 293,524
Performant Healthcare, Inc. * 3,530 14,120
Personalis, Inc. * 4,879 32,006
Perspective Therapeutics, Inc. * 7,118 24,486
Phathom Pharmaceuticals, Inc. †* 4,629 44,392
Pliant Therapeutics, Inc. * 2,037 2,363
Praxis Precision Medicines, Inc. * 2,278 95,790
Precigen, Inc. * 11,648 16,540
Premier, Inc. Class A  12,487 273,840
Prestige Consumer Healthcare, Inc. * 5,904 471,434
Prime Medicine, Inc. * 6,355 15,697
PROG Holdings, Inc. 5,830 171,110
Protara Therapeutics, Inc. * 2,734 8,284
Prothena Corp. PLC * (Ireland)  5,184 31,467
PTC Therapeutics, Inc. * 2,140 104,518
Puma Biotechnology, Inc. * 4,406 15,113
Pyxis Oncology, Inc. * 706 777
Q32 Bio, Inc. * 316 471
Quad/Graphics, Inc. 2,282 12,893
Quanex Building Products Corp. 7,251 137,044
Quanterix Corp. * 4,966 33,024
Quantum-Si, Inc. * 17,486 34,273
QuidelOrtho Corp. * 5,428 156,435
Quipt Home Medical Corp. * 376 673
a Shares Value
RadNet, Inc. * 1,771 $ 100,788
Rapport Therapeutics, Inc. * 2,015 22,911
REGENXBIO, Inc. * 7,008 57,536
Relay Therapeutics, Inc. * 19,566 67,698
Renovaro, Inc. * 1,649 476
Repay Holdings Corp. * 14,080 67,866
Replimune Group, Inc. * 10,475 97,313
Resources Connection, Inc. 4,357 23,397
Revolution Medicines, Inc. * 387 14,238
Rocket Pharmaceuticals, Inc. * 10,005 24,512
Sage Therapeutics, Inc. * 8,139 74,228
Sana Biotechnology, Inc. * 15,628 42,664
Scholar Rock Holding Corp. * 931 32,976
Select Medical Holdings Corp. 15,073 228,808
Semler Scientific, Inc. * 1,024 39,670
Seneca Foods Corp. Class A * 611 61,974
Septerna, Inc. * 1,168 12,346
Sezzle, Inc. * 205 36,746
Shattuck Labs, Inc. * 470 372
SIGA Technologies, Inc. 1,860 12,127
Simply Good Foods Co. * 4,530 143,103
Skye Bioscience, Inc. * 243 1,016
Solid Biosciences, Inc. * 8,893 43,309
Sonida Senior Living, Inc. * 338 8,433
SpartanNash Co. 4,672 123,761
Spectrum Brands Holdings, Inc. 3,634 192,602
Spyre Therapeutics, Inc. * 3,146 47,096
STAAR Surgical Co. * 1,259 21,126
Strategic Education, Inc. 3,390 288,591
Supernus Pharmaceuticals, Inc. * 7,090 223,477
Surgery Partners, Inc. * 11,064 245,953
Sutro Biopharma, Inc. * 1,259 899
Syndax Pharmaceuticals, Inc. * 1,020 9,552
Tactile Systems Technology, Inc. * 3,317 33,634
Tango Therapeutics, Inc. * 9,884 50,606
Target Hospitality Corp. * 4,133 29,427
Tectonic Therapeutic, Inc. * 1,026 20,387
Tejon Ranch Co. * 2,092 35,480
Teladoc Health, Inc. * 21,541 187,622
Tenaya Therapeutics, Inc. * 1,803 1,102
Terns Pharmaceuticals, Inc. * 10,460 39,016
Theravance Biopharma, Inc. * 2,820 31,105
Third Harmonic Bio, Inc. * 2,827 15,351
Tonix Pharmaceuticals Holding Corp. * 797 28,676
Tourmaline Bio, Inc. * 3,265 52,207
Transcat, Inc. * 607 52,178
Travere Therapeutics, Inc. * 1,368 20,246
TreeHouse Foods, Inc. * 7,196 139,746
TrueBlue, Inc. * 5,077 32,899
Turning Point Brands, Inc. 246 18,639
Tvardi Therapeutics, Inc. * 224 5,226
Tyra Biosciences, Inc. * 2,981 28,528
U.S. Physical Therapy, Inc. 654 51,143
United Natural Foods, Inc. * 8,575 199,883
Universal Corp. 3,412 198,715
Upbound Group, Inc. 4,378 109,888
Upstream Bio, Inc. * 4,506 49,476
UroGen Pharma Ltd. * 918 12,577
USANA Health Sciences, Inc. * 1,112 33,949
Utz Brands, Inc. 8,757 109,900
Vanda Pharmaceuticals, Inc. * 8,584 40,516
Varex Imaging Corp. * 6,008 52,089
Vaxcyte, Inc. * 18,052 586,871
Ventyx Biosciences, Inc. * 879 1,881

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Verastem, Inc. * 2,791 $ 11,583
Veru, Inc. * 646 376
Verve Therapeutics, Inc. * 10,513 118,061
Vestis Corp. 15,805 90,563
Village Super Market, Inc. Class A  1,139 43,851
Vir Biotechnology, Inc. * 14,487 73,014
Viridian Therapeutics, Inc. * 2,675 37,396
Voyager Therapeutics, Inc. * 6,611 20,560
Waldencast PLC Class A * 2,684 6,576
WaVe Life Sciences Ltd. * 2,249 14,618
Weis Markets, Inc. 2,464 178,615
Werewolf Therapeutics, Inc. * 472 514
Willdan Group, Inc. * 709 44,320
WK Kellogg Co. 440 7,014
XBiotech, Inc. * 209 621
Xencor, Inc. * 9,859 77,492
XOMA Royalty Corp. * 226 5,695
Zenas Biopharma, Inc. * 1,804 17,481
Zentalis Pharmaceuticals, Inc. * 1,595 1,850
Zimvie, Inc. * 4,404 41,177
23,055,840
Energy - 6.4%
spacing
Aemetis, Inc. †* 210 521
Alpha Metallurgical Resources, Inc. * 1,181 132,839
Array Technologies, Inc. * 16,521 97,474
Atlas Energy Solutions, Inc. 3,001 40,123
Berry Corp. 9,263 25,658
BKV Corp. * (Thailand)  2,115 51,014
Borr Drilling Ltd. †* (Mexico)  36,642 67,055
Bristow Group, Inc. * 4,017 132,440
California Resources Corp. 9,652 440,807
ChampionX Corp. 3,833 95,212
CNX Resources Corp. * 20,578 693,067
Complete Solaria, Inc. * 2,986 5,494
Comstock Resources, Inc. * 3,561 98,533
Core Laboratories, Inc. 5,885 67,795
Core Natural Resources, Inc. 5,218 363,903
Crescent Energy Co. Class A  24,411 209,935
Diversified Energy Co. PLC ~ 7,447 109,247
DMC Global, Inc. * 1,770 14,266
DNOW, Inc. * 15,973 236,880
Energy Vault Holdings, Inc. * 896 642
Excelerate Energy, Inc. Class A  3,083 90,394
Expro Group Holdings NV * 14,356 123,318
Flotek Industries, Inc. * 1,178 17,387
Flowco Holdings, Inc. Class A  713 12,699
Fluence Energy, Inc. * 2,007 13,467
Forum Energy Technologies, Inc. * 1,113 21,670
FutureFuel Corp. 4,159 16,137
Geospace Technologies Corp. * 381 5,433
Gevo, Inc. * 24,039 31,731
Golar LNG Ltd. (Cameroon)  14,403 593,260
Granite Ridge Resources, Inc. 4,399 28,022
Green Plains, Inc. * 10,698 64,509
Hallador Energy Co. * 679 10,749
Helix Energy Solutions Group, Inc. * 18,161 113,325
Helmerich & Payne, Inc. 14,522 220,154
HighPeak Energy, Inc. † 2,007 19,669
Infinity Natural Resources, Inc. Class A * 1,097 20,086
Innovex International, Inc. * 5,274 82,380
Kinetik Holdings, Inc. 2,392 105,368
Kolibri Global Energy, Inc. * (Canada)  2,351 16,104
Kosmos Energy Ltd. * (Ghana)  61,994 106,630
a Shares Value
Liberty Energy, Inc. 22,728 $ 260,917
Magnolia Oil & Gas Corp. Class A  20,042 450,544
Mammoth Energy Services, Inc. * 2,852 7,986
Matrix Service Co. * 4,091 55,269
Montauk Renewables, Inc. * 3,192 7,086
Murphy Oil Corp. 20,984 472,140
Nabors Industries Ltd. * 1,789 50,128
National Energy Services Reunited Corp. * 4,621 27,818
Natural Gas Services Group, Inc. * 993 25,629
New Fortress Energy, Inc. 22,966 76,247
Noble Corp. PLC 17,855 474,050
Northern Oil & Gas, Inc. 13,794 391,060
NPK International, Inc. * 11,939 101,601
Oceaneering International, Inc. * 836 17,322
Oil States International, Inc. * 8,883 47,613
Par Pacific Holdings, Inc. * 5,588 148,250
Patterson-UTI Energy, Inc. 56,225 333,414
PBF Energy, Inc. Class A  12,512 271,135
Peabody Energy Corp. 18,831 252,712
Plug Power, Inc. †* 128,335 191,219
Prairie Operating Co. * 2,287 6,850
PrimeEnergy Resources Corp. * 94 13,760
ProFrac Holding Corp. Class A †* 3,116 24,180
ProPetro Holding Corp. * 13,692 81,741
Ranger Energy Services, Inc. Class A  1,715 20,477
REX American Resources Corp. * 1,671 81,394
Riley Exploration Permian, Inc. 1,135 29,771
RPC, Inc. 12,449 58,884
SandRidge Energy, Inc. 3,289 35,587
SEACOR Marine Holdings, Inc. * 2,691 13,724
Seadrill Ltd. * (Norway)  6,488 170,310
Select Water Solutions, Inc. 14,402 124,433
Shoals Technologies Group, Inc. Class A * 19,578 83,206
Sitio Royalties Corp. Class A  11,929 219,255
SM Energy Co. 16,655 411,545
SolarMax Technology, Inc. * 284 310
Stem, Inc. * 148 922
Summit Midstream Corp. * 753 18,471
SunCoke Energy, Inc. 13,583 116,678
Sunrun, Inc. * 31,089 254,308
T1 Energy, Inc. * (Norway)  18,264 22,465
Talos Energy, Inc. * 21,289 180,531
TETRA Technologies, Inc. * 13,360 44,890
Tidewater, Inc. * 427 19,697
TPI Composites, Inc. †* 702 603
Transocean Ltd. * 115,088 298,078
VAALCO Energy, Inc. 13,869 50,067
Valaris Ltd. * 9,056 381,348
Vital Energy, Inc. * 4,394 70,699
Vitesse Energy, Inc. 3,297 72,831
W&T Offshore, Inc. 9,235 15,238
Warrior Met Coal, Inc. 7,514 344,367
11,524,157
Financial - 38.1%
spacing
1st Source Corp. 2,758 171,189
Acadia Realty Trust REIT 18,168 337,380
ACNB Corp. 1,588 68,030
Advanced Flower Capital, Inc. REIT 2,484 11,128
AG Mortgage Investment Trust, Inc. REIT 2,016 15,221
Alerus Financial Corp. 3,168 68,556
Alexander & Baldwin, Inc. REIT 12,359 220,361
AlTi Global, Inc. * 5,342 22,169
Amalgamated Financial Corp. 2,631 82,087

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Ambac Financial Group, Inc. * 7,970 $ 56,587
Amerant Bancorp, Inc. 4,328 78,899
American Assets Trust, Inc. REIT 7,191 142,022
American Coastal Insurance Corp. * 2,792 31,047
American Healthcare REIT, Inc. 15,144 556,391
American Realty Investors, Inc. * 355 5,013
Ameris Bancorp 8,901 575,895
AMERISAFE, Inc. 1,824 79,764
Ames National Corp. 1,498 26,679
Angel Oak Mortgage REIT, Inc. 1,599 15,063
Anywhere Real Estate, Inc. * 16,359 59,220
Apartment Investment & Management Co.
Class A REIT * 11,514 99,596
Apollo Commercial Real Estate Finance, Inc.
REIT 13,866 134,223
Apple Hospitality REIT, Inc. 35,874 418,650
Arbor Realty Trust, Inc. REIT † 26,719 285,893
ARES Commercial Real Estate Corp. REIT 6,804 32,455
Armada Hoffler Properties, Inc. REIT 8,304 57,048
ARMOUR Residential REIT, Inc. 10,321 173,496
Arrow Financial Corp. 2,482 65,574
Artisan Partners Asset Management, Inc. Class A  3,512 155,687
Associated Banc-Corp. 22,275 543,287
Atlantic Union Bankshares Corp. 20,787 650,217
Atlanticus Holdings Corp. * 896 49,056
Axos Financial, Inc. * 6,594 501,408
Bakkt Holdings, Inc. * 299 4,171
Banc of California, Inc. 17,298 243,037
BancFirst Corp. 603 74,543
Banco Latinoamericano de Comercio Exterior SA
(Panama)  4,515 181,955
Bank First Corp. 1,151 135,415
Bank of Hawaii Corp. 1,039 70,164
Bank of Marin Bancorp 2,827 64,569
Bank of NT Butterfield & Son Ltd. (Bermuda)  5,758 254,964
Bank7 Corp. 907 37,940
BankUnited, Inc. 9,616 342,233
Bankwell Financial Group, Inc. 1,315 47,379
Banner Corp. 4,809 308,497
Bar Harbor Bankshares 3,164 94,793
BayCom Corp. 2,419 67,030
BCB Bancorp, Inc. 4,000 33,680
Berkshire Hills Bancorp, Inc. 4,506 112,830
Bit Digital, Inc. * 26,359 57,726
Blackstone Mortgage Trust, Inc. Class A REIT 24,255 466,909
Blue Foundry Bancorp * 4,863 46,539
Braemar Hotels & Resorts, Inc. REIT 11,279 27,634
Brandywine Realty Trust REIT 27,212 116,739
Bread Financial Holdings, Inc. 2,902 165,762
Bridgewater Bancshares, Inc. * 2,965 47,173
BrightSpire Capital, Inc. REIT 21,857 110,378
Broadstone Net Lease, Inc. REIT 29,624 475,465
Brookfield Business Corp. Class A (Canada)  2,899 90,449
Brookline Bancorp, Inc. 14,116 148,924
BRT Apartments Corp. REIT 1,245 19,472
Burford Capital Ltd. 12,320 175,683
Burke & Herbert Financial Services Corp. 2,059 122,984
Business First Bancshares, Inc. 4,367 107,647
Byline Bancorp, Inc. 4,434 118,521
Cadence Bank 25,161 804,649
California BanCorp * 3,934 62,000
Camden National Corp. 2,830 114,841
Cannae Holdings, Inc. 8,756 182,563
Capital Bancorp, Inc. 1,518 50,974
a Shares Value
Capital City Bank Group, Inc. 2,438 $ 95,935
Capitol Federal Financial, Inc. 19,919 121,506
CareTrust REIT, Inc. 24,972 764,143
Carter Bankshares, Inc. * 3,586 62,181
Cathay General Bancorp 9,687 441,049
CBL & Associates Properties, Inc. REIT 1,068 27,117
Centerspace REIT 2,537 152,702
Central Pacific Financial Corp. 3,736 104,720
Chatham Lodging Trust REIT 5,405 37,673
Chemung Financial Corp. 699 33,881
Chicago Atlantic Real Estate Finance, Inc. REIT 653 9,116
Chimera Investment Corp. REIT 12,235 169,699
ChoiceOne Financial Services, Inc. 1,636 46,953
Cipher Mining, Inc. * 37,983 181,559
Citizens & Northern Corp. 2,564 48,562
Citizens Financial Services, Inc. 773 45,391
Citizens, Inc. * 3,373 11,772
City Holding Co. 1,060 129,765
City Office REIT, Inc. 6,258 33,418
Civista Bancshares, Inc. 3,093 71,758
Claros Mortgage Trust, Inc. REIT 14,982 42,699
Cleanspark, Inc. * 40,034 441,575
CNB Financial Corp. 3,712 84,856
CNO Financial Group, Inc. 15,403 594,248
Cohen & Steers, Inc. 364 27,427
Colony Bankcorp, Inc. 3,975 65,468
Columbia Financial, Inc. * 4,633 67,225
Community Financial System, Inc. 6,119 347,988
Community Healthcare Trust, Inc. REIT 4,011 66,703
Community Trust Bancorp, Inc. 2,422 128,172
Community West Bancshares 2,907 56,716
Compass Diversified Holdings 11,180 70,210
ConnectOne Bancorp, Inc. 5,992 138,775
Consumer Portfolio Services, Inc. * 1,361 13,379
COPT Defense Properties REIT 15,732 433,889
Core Scientific, Inc. * 6,673 113,908
CTO Realty Growth, Inc. REIT 3,274 56,509
Curbline Properties Corp. REIT * 14,003 319,688
Cushman & Wakefield PLC * 12,553 138,962
Customers Bancorp, Inc. * 3,832 225,092
CVB Financial Corp. 17,705 350,382
Diamond Hill Investment Group, Inc. 159 23,104
DiamondRock Hospitality Co. REIT 18,333 140,431
Dime Community Bancshares, Inc. 5,034 135,616
Diversified Healthcare Trust REIT 33,642 120,438
Donegal Group, Inc. Class A  3,601 72,110
Douglas Elliman, Inc. * 6,186 14,352
Douglas Emmett, Inc. REIT 22,713 341,604
Dynex Capital, Inc. REIT 11,511 140,664
Eagle Bancorp, Inc. 3,315 64,576
Easterly Government Properties, Inc. REIT 5,404 119,969
Eastern Bankshares, Inc. 26,824 409,602
eHealth, Inc. * 2,363 10,279
Ellington Financial, Inc. REIT 12,149 157,816
Elme Communities REIT 13,214 210,103
Empire State Realty Trust, Inc. Class A REIT 21,766 176,087
Employers Holdings, Inc. 2,829 133,472
Enact Holdings, Inc. 4,859 180,512
Encore Capital Group, Inc. * 3,144 121,704
Enstar Group Ltd. * 1,781 599,057
Enterprise Bancorp, Inc. 1,754 69,529
Enterprise Financial Services Corp. 5,209 287,016
Equity Bancshares, Inc. Class A  3,056 124,685
ESSA Bancorp, Inc. 1,918 37,209

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Essent Group Ltd. 14,174 $ 860,787
Essential Properties Realty Trust, Inc. REIT 27,955 892,044
F&G Annuities & Life, Inc. 2,825 90,343
Farmers & Merchants Bancorp, Inc. 2,719 68,736
Farmers National Banc Corp. 6,323 87,194
Farmland Partners, Inc. REIT 6,105 70,269
FB Financial Corp. 4,151 188,040
Federal Agricultural Mortgage Corp. Class C  198 38,467
Fidelis Insurance Holdings Ltd. (United Kingdom)  8,245 136,702
Fidelity D&D Bancorp, Inc. 799 36,754
Finance of America Cos., Inc. Class A * 368 8,582
Financial Institutions, Inc. 2,709 69,567
First BanCorp 10,725 223,402
First Bancorp, Inc. 1,471 37,378
First Bancorp/Southern Pines NC 5,800 255,722
First Bank 4,150 64,200
First Busey Corp. 11,657 266,770
First Business Financial Services, Inc. 1,372 69,506
First Commonwealth Financial Corp. 13,973 226,782
First Community Bankshares, Inc. 2,443 95,692
First Financial Bancorp 13,672 331,683
First Financial Corp. 1,741 94,345
First Foundation, Inc. * 7,586 38,689
First Internet Bancorp 1,172 31,527
First Interstate BancSystem, Inc. Class A  11,071 319,066
First Merchants Corp. 7,982 305,711
First Mid Bancshares, Inc. 3,965 148,648
First Western Financial, Inc. * 1,142 25,764
Firstsun Capital Bancorp * 802 27,869
Five Star Bancorp 2,351 67,098
Flagstar Financial, Inc. 42,954 455,312
Flushing Financial Corp. 4,424 52,557
Forge Global Holdings, Inc. * 1,429 27,208
Four Corners Property Trust, Inc. REIT 14,099 379,404
Franklin BSP Realty Trust, Inc. REIT 11,197 119,696
Franklin Street Properties Corp. REIT 15,411 25,274
FrontView REIT, Inc. 2,282 27,384
FRP Holdings, Inc. * 372 10,003
FS Bancorp, Inc. 1,233 48,556
Fulton Financial Corp. 25,150 453,706
FVCBankcorp, Inc. * 3,078 36,320
GBank Financial Holdings, Inc. * 603 21,352
GCM Grosvenor, Inc. Class A  2,174 25,131
Genworth Financial, Inc. * 62,346 485,052
German American Bancorp, Inc. 4,067 156,620
Getty Realty Corp. REIT 7,237 200,031
Glacier Bancorp, Inc. 13,443 579,124
Gladstone Commercial Corp. REIT 5,052 72,395
Gladstone Land Corp. REIT 947 9,631
Global Medical REIT, Inc. 5,153 35,710
Global Net Lease, Inc. REIT 31,456 237,493
GoHealth, Inc. Class A * 951 5,278
Goosehead Insurance, Inc. Class A  671 70,797
Great Southern Bancorp, Inc. 1,262 74,180
Greenlight Capital Re Ltd. Class A * 6,023 86,551
Guaranty Bancshares, Inc. 1,420 60,265
HA Sustainable Infrastructure Capital, Inc. 17,653 474,160
Hamilton Insurance Group Ltd. Class B *
(Bermuda)  6,902 149,221
Hancock Whitney Corp. 12,128 696,147
Hanmi Financial Corp. 4,682 115,552
HarborOne Bancorp, Inc. 6,095 71,190
HBT Financial, Inc. 2,161 54,479
Heritage Commerce Corp. 11,068 109,905
a Shares Value
Heritage Financial Corp. 5,198 $ 123,920
Heritage Insurance Holdings, Inc. * 960 23,942
Hilltop Holdings, Inc. 5,619 170,537
Hingham Institution For Savings † 245 60,846
Hippo Holdings, Inc. * 1,371 38,292
Home Bancorp, Inc. 1,049 54,317
Home BancShares, Inc. 26,980 767,851
HomeStreet, Inc. * 3,010 39,341
HomeTrust Bancshares, Inc. 2,858 106,918
Hope Bancorp, Inc. 18,489 198,387
Horace Mann Educators Corp. 5,872 252,320
Horizon Bancorp, Inc. 8,196 126,054
Hudson Pacific Properties, Inc. REIT * 46,770 128,150
Hut 8 Corp. †* (Canada)  13,709 254,987
Independence Realty Trust, Inc. REIT 34,070 602,698
Independent Bank Corp. (IBCP US) 3,460 112,139
Independent Bank Corp. (INDB US) 5,705 358,759
Industrial Logistics Properties Trust REIT 7,980 36,309
Innovative Industrial Properties, Inc. REIT 4,052 223,751
International Bancshares Corp. 7,289 485,156
InvenTrust Properties Corp. REIT 12,296 336,910
Invesco Mortgage Capital, Inc. REIT 6,388 50,082
Investar Holding Corp. 2,036 39,336
Investors Title Co. 256 54,093
Jackson Financial, Inc. Class A  4,879 433,206
James River Group Holdings Ltd. 6,252 36,637
JBG SMITH Properties REIT 10,866 187,982
John Marshall Bancorp, Inc. 2,554 47,326
Kearny Financial Corp. 8,794 56,809
Kennedy-Wilson Holdings, Inc. 17,713 120,448
Kestrel Group Ltd. * (Bermuda)  749 19,863
Kite Realty Group Trust REIT 32,542 737,076
KKR Real Estate Finance Trust, Inc. REIT 5,380 47,183
Ladder Capital Corp. REIT 20,375 219,031
Lakeland Financial Corp. 2,295 141,028
LCNB Corp. 2,449 35,584
Legacy Housing Corp. * 375 8,497
LendingClub Corp. * 17,780 213,893
LendingTree, Inc. * 144 5,338
LINKBANCORP, Inc. 3,549 25,943
Live Oak Bancshares, Inc. 2,357 70,239
loanDepot, Inc. Class A * 4,491 5,704
LTC Properties, Inc. REIT 6,335 219,254
LXP Industrial Trust REIT 46,306 382,488
Macerich Co. REIT 36,889 596,864
MARA Holdings, Inc. * 50,096 785,505
Marcus & Millichap, Inc. 3,397 104,322
Marex Group PLC (United Kingdom)  1,381 54,508
Maui Land & Pineapple Co., Inc. * 125 2,274
MBIA, Inc. * 7,754 33,652
McGrath RentCorp 624 72,359
Medallion Financial Corp. 3,699 35,251
Mercantile Bank Corp. 2,819 130,830
Merchants Bancorp 3,229 106,783
Mercury General Corp. 3,783 254,747
Metrocity Bankshares, Inc. 2,684 76,709
Metropolitan Bank Holding Corp. * 1,278 89,460
MFA Financial, Inc. REIT 15,946 150,849
Mid Penn Bancorp, Inc. 2,979 84,008
Middlefield Banc Corp. 1,228 36,975
Midland States Bancorp, Inc. 2,994 51,856
MidWestOne Financial Group, Inc. 2,967 85,361
Mr. Cooper Group, Inc. * 254 37,899
MVB Financial Corp. 2,395 53,959

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
National Bank Holdings Corp. Class A  4,634 $ 174,285
National Bankshares, Inc. 891 24,235
National Health Investors, Inc. REIT 5,417 379,840
Navient Corp. 12,468 175,799
NB Bancorp, Inc. * 5,726 102,266
NBT Bancorp, Inc. 6,894 286,446
Nelnet, Inc. Class A  2,174 263,315
NET Lease Office Properties REIT * 1,952 63,538
NETSTREIT Corp. REIT 7,260 122,912
New York Mortgage Trust, Inc. REIT 13,253 88,795
Newmark Group, Inc. Class A  21,555 261,893
NewtekOne, Inc. 4,822 54,392
NexPoint Diversified Real Estate Trust REIT 5,405 22,647
Nexpoint Real Estate Finance, Inc. REIT 692 9,543
NexPoint Residential Trust, Inc. REIT 2,971 98,994
NI Holdings, Inc. * 1,182 15,059
Nicolet Bankshares, Inc. 1,388 171,390
NMI Holdings, Inc. * 10,996 463,921
Northeast Bank 615 54,729
Northeast Community Bancorp, Inc. 2,551 59,298
Northfield Bancorp, Inc. 6,305 72,381
Northrim BanCorp, Inc. 501 46,723
Northwest Bancshares, Inc. 18,321 234,142
Norwood Financial Corp. 1,235 31,838
Oak Valley Bancorp 1,533 41,759
OceanFirst Financial Corp. 9,256 162,998
Offerpad Solutions, Inc. †* 576 524
OFG Bancorp 5,952 254,746
Old National Bancorp 41,908 894,317
Old Second Bancorp, Inc. 8,205 145,557
One Liberty Properties, Inc. REIT 1,638 39,083
Onity Group, Inc. * 1,155 44,086
Oportun Financial Corp. * 3,371 24,136
Orange County Bancorp, Inc. 1,835 47,416
Orchid Island Capital, Inc. REIT 10,250 71,853
Origin Bancorp, Inc. 3,866 138,171
Orrstown Financial Services, Inc. 2,642 84,095
Pacific Premier Bancorp, Inc. 12,863 271,281
Pagseguro Digital Ltd. Class A * (Brazil)  10,754 103,669
Paramount Group, Inc. REIT * 28,010 170,861
Park National Corp. 2,133 356,766
Parke Bancorp, Inc. 2,591 52,779
PCB Bancorp 2,209 46,345
Peakstone Realty Trust REIT 5,386 71,149
Peapack-Gladstone Financial Corp. 2,394 67,631
Pebblebrook Hotel Trust REIT 17,944 179,261
PennyMac Financial Services, Inc. 3,884 387,002
PennyMac Mortgage Investment Trust REIT 13,326 171,372
Peoples Bancorp of North Carolina, Inc. 815 23,513
Peoples Bancorp, Inc. 5,493 167,756
Peoples Financial Services Corp. 992 48,975
Phillips Edison & Co., Inc. REIT 15,110 529,303
Piedmont Realty Trust, Inc. REIT 20,314 148,089
Pioneer Bancorp, Inc. * 2,217 26,671
Plumas Bancorp 1,114 49,528
Plymouth Industrial REIT, Inc. 5,052 81,135
Ponce Financial Group, Inc. * 3,943 54,571
Postal Realty Trust, Inc. Class A REIT 644 9,486
PotlatchDeltic Corp. REIT 11,044 423,758
PRA Group, Inc. * 5,947 87,718
Preferred Bank 577 49,936
Primis Financial Corp. 4,362 47,328
Princeton Bancorp, Inc. 961 29,349
ProAssurance Corp. * 7,290 166,431
a Shares Value
Provident Bancorp, Inc. * 2,896 $ 36,171
Provident Financial Services, Inc. 16,290 285,564
QCR Holdings, Inc. 2,537 172,262
Radian Group, Inc. 20,175 726,704
RBB Bancorp 3,650 62,817
RE/MAX Holdings, Inc. Class A * 3,282 26,847
Ready Capital Corp. REIT † 26,676 116,574
Red River Bancshares, Inc. 596 34,985
Redwood Trust, Inc. REIT 20,364 120,351
Regional Management Corp. 1,476 43,114
Renasant Corp. 12,414 446,035
Republic Bancorp, Inc. Class A  1,410 103,085
Resolute Holdings Management, Inc. * 53 1,689
Riot Platforms, Inc. †* 47,735 539,406
RLJ Lodging Trust REIT 26,517 193,044
RMR Group, Inc. Class A  1,837 30,035
Roadzen, Inc. †* 2,093 2,051
S&T Bancorp, Inc. 5,648 213,607
Sabra Health Care REIT, Inc. 34,986 645,142
Safehold, Inc. REIT 8,164 127,032
Safety Insurance Group, Inc. 2,402 190,695
Seacoast Banking Corp. of Florida 12,309 339,975
Seaport Entertainment Group, Inc. * 434 8,133
Selective Insurance Group, Inc. 1,280 110,912
Selectquote, Inc. * 13,088 31,149
Service Properties Trust REIT 25,299 60,465
Seven Hills Realty Trust REIT 1,886 22,764
Shore Bancshares, Inc. 6,046 95,043
Sierra Bancorp 2,987 88,684
Sila Realty Trust, Inc. REIT 7,556 178,851
Silvercrest Asset Management Group, Inc.
Class A  2,118 33,591
Simmons First National Corp. Class A  17,732 336,199
SiriusPoint Ltd. * (Sweden)  12,136 247,453
SITE Centers Corp. REIT 7,591 85,854
SL Green Realty Corp. REIT 10,276 636,084
SmartFinancial, Inc. 2,322 78,437
Smartstop Self Storage REIT, Inc. 3,549 128,580
South Plains Financial, Inc. 2,370 85,415
Southern First Bancshares, Inc. * 1,339 50,922
Southern Missouri Bancorp, Inc. 1,924 105,397
Southern States Bancshares, Inc. 1,300 47,281
Southside Bancshares, Inc. 3,739 110,039
Star Holdings * 263 2,054
Stellar Bancorp, Inc. 6,589 184,360
Sterling Bancorp, Inc. * ± Ω 6,393 –
Stewart Information Services Corp. 4,167 271,272
Stock Yards Bancorp, Inc. 786 62,078
Stratus Properties, Inc. * 711 13,424
Summit Hotel Properties, Inc. REIT 15,061 76,660
Sunrise Realty Trust, Inc. REIT 1,440 15,264
Sunstone Hotel Investors, Inc. REIT 29,804 258,699
Tanger, Inc. REIT 2,511 76,786
Terawulf, Inc. * 3,907 17,113
Terreno Realty Corp. REIT 14,754 827,257
Texas Capital Bancshares, Inc. * 5,665 449,801
Third Coast Bancshares, Inc. * 2,242 73,246
Timberland Bancorp, Inc. 1,218 38,002
Tiptree, Inc. 2,750 64,845
Tompkins Financial Corp. 2,235 140,202
Towne Bank 9,597 328,025
TPG RE Finance Trust, Inc. REIT 9,728 75,100
Transcontinental Realty Investors, Inc. REIT * 107 4,559
TriCo Bancshares 5,109 206,863

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Triumph Financial, Inc. * 1,392 $ 76,713
TrustCo Bank Corp. 2,220 74,192
Trustmark Corp. 7,952 289,930
Two Harbors Investment Corp. REIT 11,450 123,317
UMB Financial Corp. 9,696 1,019,631
United Bankshares, Inc. 19,124 696,687
United Community Banks, Inc. 15,855 472,320
United Fire Group, Inc. 3,368 96,662
Uniti Group, Inc. REIT * 37,512 162,052
Unity Bancorp, Inc. 1,325 62,381
Universal Health Realty Income Trust REIT 98 3,917
Universal Insurance Holdings, Inc. 3,123 86,601
Univest Financial Corp. 4,558 136,922
Urban Edge Properties REIT 19,495 363,777
USCB Financial Holdings, Inc. 1,943 32,137
Valley National Bancorp 55,560 496,151
Velocity Financial, Inc. * 1,194 22,137
Veris Residential, Inc. REIT 11,838 176,268
Veritex Holdings, Inc. 7,253 189,303
Virginia National Bankshares Corp. 834 30,858
Virtus Investment Partners, Inc. 868 157,455
WaFd, Inc. 10,315 302,023
Walker & Dunlop, Inc. 4,282 301,795
Washington Trust Bancorp, Inc. 2,511 71,011
Waterstone Financial, Inc. 3,152 43,529
WesBanco, Inc. 11,607 367,129
West BanCorp, Inc. 3,313 65,034
Westamerica BanCorp 3,758 182,038
Whitestone REIT 6,180 77,126
World Acceptance Corp. * 376 62,085
WSFS Financial Corp. 8,372 460,460
Xenia Hotels & Resorts, Inc. REIT 14,843 186,577
68,665,096
Industrial - 11.8%
spacing
908 Devices, Inc. * 2,065 14,723
AAR Corp. * 3,888 267,456
AerSale Corp. * 4,344 26,107
AirJoule Technologies Corp. * 1,037 4,801
Alamo Group, Inc. 946 206,588
Albany International Corp. Class A  3,302 231,569
Allient, Inc. 2,031 73,746
American Woodmark Corp. * 2,211 118,001
Apogee Enterprises, Inc. 3,032 123,099
Applied Optoelectronics, Inc. * 1,845 47,398
ArcBest Corp. 3,197 246,201
Arcosa, Inc. 5,515 478,206
Ardagh Metal Packaging SA 12,246 52,413
Ardmore Shipping Corp. (Ireland)  6,314 60,614
Arq, Inc. * 4,130 22,178
Aspen Aerogels, Inc. * 9,429 55,820
Astec Industries, Inc. 3,445 143,622
Astronics Corp. * 621 20,791
Atkore, Inc. 4,959 349,857
Atmus Filtration Technologies, Inc. 1,084 39,479
Bel Fuse, Inc. Class A  250 22,463
Bel Fuse, Inc. Class B  1,587 155,034
Benchmark Electronics, Inc. 5,260 204,246
Boise Cascade Co. 5,493 476,902
Caesarstone Ltd. * 402 792
Clearwater Paper Corp. * 2,160 58,838
Columbus McKinnon Corp. 4,452 67,982
Concrete Pumping Holdings, Inc. * 3,208 19,729
Core Molding Technologies, Inc. * 1,004 16,656
a Shares Value
Costamare Bulkers Holdings Ltd. * (Monaco)  1,317 $ 11,418
Costamare, Inc. (Monaco)  6,588 60,017
Covenant Logistics Group, Inc. 2,022 48,750
CryoPort, Inc. * 4,608 34,376
CTS Corp. 2,929 124,805
DHT Holdings, Inc. 19,203 207,584
Dorian LPG Ltd. 5,142 125,362
Ducommun, Inc. * 2,073 171,292
Eastern Co. 614 14,012
Eastman Kodak Co. * 10,395 58,732
Energizer Holdings, Inc. 1,742 35,119
EnerSys 5,259 451,064
Enpro, Inc. 2,731 523,123
Enviri Corp. * 11,649 101,113
FARO Technologies, Inc. * 1,517 66,627
FLEX LNG Ltd. †(Norway)  3,218 70,732
Fluor Corp. * 23,973 1,229,096
Forward Air Corp. * 2,260 55,460
GATX Corp. 4,864 746,916
Genco Shipping & Trading Ltd. 6,829 89,255
Gencor Industries, Inc. * 724 10,136
Gibraltar Industries, Inc. * 4,155 245,145
Golden Ocean Group Ltd. †(Norway)  16,773 122,778
GoPro, Inc. Class A * 719 545
GrafTech International Ltd. * 312 303
Granite Construction, Inc. 821 76,772
Great Lakes Dredge & Dock Corp. * 10,110 123,241
Greenbrier Cos., Inc. 4,434 204,186
Greif, Inc. Class A  3,923 254,956
Greif, Inc. Class B  516 35,609
Heartland Express, Inc. 4,694 40,556
Helios Technologies, Inc. 4,547 151,733
Hillenbrand, Inc. 9,732 195,321
Hillman Solutions Corp. * 26,425 188,675
Himalaya Shipping Ltd. * (Bermuda)  2,124 12,255
Hub Group, Inc. Class A  9,014 301,338
Hyster-Yale, Inc. 1,578 62,773
Ichor Holdings Ltd. * 4,814 94,547
Insteel Industries, Inc. 1,401 52,131
International Seaways, Inc. 5,770 210,490
Intuitive Machines, Inc. * 14,737 160,191
Itron, Inc. * 3,322 437,275
Janus International Group, Inc. * 11,593 94,367
JBT Marel Corp. 4,014 482,724
JELD-WEN Holding, Inc. * 9,151 35,872
Kennametal, Inc. 11,618 266,749
Kimball Electronics, Inc. * 3,208 61,690
Knowles Corp. * 11,933 210,259
L.B. Foster Co. Class A * 1,369 29,940
Latham Group, Inc. * 2,510 16,014
LSB Industries, Inc. * 8,161 63,656
LSI Industries, Inc. 973 16,551
Luxfer Holdings PLC (United Kingdom)  3,989 48,586
Manitowoc Co., Inc. * 4,826 58,009
Marten Transport Ltd. 6,491 84,318
Masterbrand, Inc. * 19,943 217,977
Materion Corp. 2,300 182,551
Matson, Inc. 4,759 529,915
Mayville Engineering Co., Inc. * 1,709 27,276
Mercury Systems, Inc. * 5,946 320,252
Metallus, Inc. * 6,179 95,218
MicroVision, Inc. †* 15,089 17,201
Mistras Group, Inc. * 2,512 20,121
Montrose Environmental Group, Inc. * 4,437 97,126

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Myers Industries, Inc. 3,906 $ 56,598
NANO Nuclear Energy, Inc. †* 389 13,417
National Presto Industries, Inc. 726 71,119
Navigator Holdings Ltd. 3,378 47,799
Net Power, Inc. * 3,216 7,944
NEXTracker, Inc. Class A * 4,208 228,789
NL Industries, Inc. 1,156 7,398
nLight, Inc. * 6,295 123,886
Nordic American Tankers Ltd. 27,069 71,191
NV5 Global, Inc. * 8,194 189,199
NWPX Infrastructure, Inc. * 1,091 44,742
O-I Glass, Inc. * 17,553 258,731
Olympic Steel, Inc. 1,304 42,497
Orion Group Holdings, Inc. * 4,943 44,833
Outdoor Holding Co. * 13,242 16,950
Palladyne AI Corp. * 3,334 28,872
PAMT Corp. * 767 9,871
Pangaea Logistics Solutions Ltd. 3,879 18,231
Park Aerospace Corp. 654 9,660
Park-Ohio Holdings Corp. 1,347 24,057
Perma-Fix Environmental Services, Inc. * 971 10,215
Plexus Corp. * 505 68,332
Primoris Services Corp. 263 20,498
Proficient Auto Logistics, Inc. * 2,639 19,159
Proto Labs, Inc. * 3,567 142,823
Pure Cycle Corp. * 1,056 11,320
Radiant Logistics, Inc. * 3,866 23,505
Ranpak Holdings Corp. * 6,803 24,287
RXO, Inc. * 21,337 335,418
Ryerson Holding Corp. 4,232 91,284
Safe Bulkers, Inc. (Monaco)  8,986 32,439
Sanmina Corp. * 4,429 433,289
Scorpio Tankers, Inc. (Monaco)  6,391 250,080
SFL Corp. Ltd. (Norway)  15,824 131,814
SmartRent, Inc. * 1,096 1,085
Smith & Wesson Brands, Inc. 6,313 54,797
Southland Holdings, Inc. * 798 3,336
Standard BioTools, Inc. * 35,049 42,059
Standex International Corp. 291 45,536
Stoneridge, Inc. * 543 3,823
Sturm Ruger & Co., Inc. 1,322 47,460
Teekay Corp. Ltd. * (Bermuda)  7,810 64,433
Teekay Tankers Ltd. Class A (Canada)  3,459 144,309
Tennant Co. 2,500 193,700
Terex Corp. 9,566 446,637
Thermon Group Holdings, Inc. * 4,217 118,413
Tredegar Corp. * 4,099 36,071
TriMas Corp. 5,148 147,284
Trinity Industries, Inc. 5,631 152,093
Triumph Group, Inc. * 6,611 170,233
TTM Technologies, Inc. * 14,521 592,747
Turtle Beach Corp. * 1,006 13,913
Tutor Perini Corp. * 6,344 296,772
UFP Industries, Inc. 8,222 816,938
Universal Logistics Holdings, Inc. 748 18,984
Vishay Intertechnology, Inc. 18,753 297,798
Werner Enterprises, Inc. 7,311 200,029
Willis Lease Finance Corp. 463 66,107
World Kinect Corp. 6,854 194,311
Worthington Enterprises, Inc. 2,951 187,802
Worthington Steel, Inc. 4,882 145,630
21,200,039
a Shares Value
Technology - 4.0%
spacing
3D Systems Corp. †* 20,224 $ 31,145
8x8, Inc. * 13,105 25,686
ACM Research, Inc. Class A * 7,206 186,635
Adeia, Inc. 2,557 36,156
Aehr Test Systems * 728 9,413
Aeluma, Inc. * 439 7,186
Alpha & Omega Semiconductor Ltd. * 3,687 94,608
Arteris, Inc. * 2,831 26,979
ASGN, Inc. * 6,239 311,513
Asure Software, Inc. * 3,726 36,366
Axcelis Technologies, Inc. * 4,256 296,601
Bandwidth, Inc. Class A * 2,680 42,612
BigBear.ai Holdings, Inc. * 31,759 215,644
Blackbaud, Inc. * 959 61,577
Box, Inc. Class A * 4,405 150,519
Cerence, Inc. * 5,083 51,897
CEVA, Inc. * 419 9,210
Cohu, Inc. * 6,953 133,776
Conduent, Inc. * 26,815 70,792
Consensus Cloud Solutions, Inc. * 2,932 67,612
Corsair Gaming, Inc. * 6,629 62,511
Cricut, Inc. Class A  5,608 37,966
CS Disco, Inc. * 1,727 7,547
CSG Systems International, Inc. 233 15,217
Daily Journal Corp. * 59 24,913
Definitive Healthcare Corp. * 7,157 27,912
Diebold Nixdorf, Inc. * 550 30,470
Digi International, Inc. * 5,418 188,871
Digital Turbine, Inc. * 6,374 37,607
Diodes, Inc. * 6,735 356,214
Domo, Inc. Class B * 481 6,720
Donnelley Financial Solutions, Inc. * 1,136 70,034
E2open Parent Holdings, Inc. * 29,339 94,765
Everspin Technologies, Inc. * 163 1,025
Evolent Health, Inc. Class A * 11,082 124,783
Expensify, Inc. Class A * 2,111 5,467
Faraday Future Intelligent Electric, Inc. * 9,987 16,778
Fastly, Inc. Class A * 19,321 136,406
FormFactor, Inc. * 2,851 98,103
GigaCloud Technology, Inc. Class A * (Hong
Kong)  3,811 75,382
Grid Dynamics Holdings, Inc. * 3,077 35,539
Health Catalyst, Inc. * 8,875 33,459
I3 Verticals, Inc. Class A * 3,275 89,997
Immersion Corp. 4,938 38,911
Insight Enterprises, Inc. * 2,616 361,230
Integral Ad Science Holding Corp. * 10,256 85,227
Kulicke & Soffa Industries, Inc. (Singapore)  3,065 106,049
MaxLinear, Inc. * 9,965 141,603
Mitek Systems, Inc. * 4,357 43,134
N-able, Inc. * 9,532 77,209
Navitas Semiconductor Corp. * 16,677 109,234
NCR Voyix Corp. * 19,388 227,421
NetScout Systems, Inc. * 10,354 256,883
Olo, Inc. Class A * 8,285 73,737
ON24, Inc. * 2,902 15,758
OneSpan, Inc. * 3,798 63,389
Outset Medical, Inc. * 971 18,653
PAR Technology Corp. * 2,350 163,020
Penguin Solutions, Inc. * 7,730 153,131
Photronics, Inc. * 8,708 163,972
Pitney Bowes, Inc. 9,592 104,649

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2025, investments with a total aggregate value of $1,359 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
a Shares Value
Playstudios, Inc. * 15,356 $ 20,116
Playtika Holding Corp. 5,592 26,450
Porch Group, Inc. * 2,088 24,618
PubMatic, Inc. Class A * 5,881 73,160
Rackspace Technology, Inc. * 12,270 15,706
Rekor Systems, Inc. * 264 306
Richardson Electronics Ltd. 1,150 11,098
Rimini Street, Inc. * 7,251 27,336
Silvaco Group, Inc. * 197 930
Synaptics, Inc. * 5,268 341,472
Teads Holding Co. * 6,900 17,112
Telos Corp. * 8,670 27,484
TTEC Holdings, Inc. * 4,553 21,900
Ultra Clean Holdings, Inc. * 5,768 130,184
Unisys Corp. * 5,039 22,827
V2X, Inc. * 2,230 108,267
Veeco Instruments, Inc. * 7,837 159,248
Verint Systems, Inc. * 9,178 180,531
Vimeo, Inc. * 16,135 65,185
Vishay Precision Group, Inc. * 1,041 29,252
Waystar Holding Corp. * 2,305 94,205
Wolfspeed, Inc. * 18,977 7,568
Xerox Holdings Corp. 18,639 98,228
7,150,006
Utilities - 5.9%
spacing
ALLETE, Inc. 8,070 517,045
Ameresco, Inc. Class A * 4,606 69,965
American States Water Co. 2,085 159,836
Avista Corp. 11,264 427,469
Black Hills Corp. 10,893 611,097
Brookfield Infrastructure Corp. Class A (Canada)  17,451 725,962
California Water Service Group 8,163 371,253
Chesapeake Utilities Corp. 2,501 300,670
Consolidated Water Co. Ltd. 906 27,198
Genie Energy Ltd. Class B  2,359 63,410
H2O America 4,820 250,495
Hawaiian Electric Industries, Inc. * 25,315 269,098
MGE Energy, Inc. 2,927 258,864
Middlesex Water Co. 2,370 128,407
New Jersey Resources Corp. 15,408 690,587
Northwest Natural Holding Co. 5,469 217,229
Northwestern Energy Group, Inc. 8,850 454,005
Oklo, Inc. * 11,300 632,687
ONE Gas, Inc. 8,529 612,894
Ormat Technologies, Inc. 8,770 734,575
Otter Tail Corp. 4,991 384,756
Portland General Electric Co. 15,761 640,369
Southwest Gas Holdings, Inc. 9,269 689,521
Spire, Inc. 8,459 617,422
TXNM Energy, Inc. 13,479 759,137
Unitil Corp. 1,744 90,950
York Water Co. 961 30,368
10,735,269
Total Common Stocks
    (Cost $190,616,658) 175,677,150
EXCHANGE-TRADED FUNDS - 1.4%
iShares Russell 2000 Value † 15,819 2,495,605
a
Total Exchange-Traded Funds
    (Cost $2,476,315) 2,495,605
a Shares Value
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 98.8%
    (Cost $193,094,050) $ 178,174,850
SECURITIES LENDING COLLATERAL - 1.6%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity Funds
4.180% 319,852 319,852
Principal
Amount
Repurchase Agreements - 1.4%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$2,606,062; collateralized by Federal National
Mortgage Association: with rates ranging from
2.500% - 7.500% and maturity dates ranging
from 03/01/34 - 07/01/55 and an aggregate
value of $2,658,184) $ 2,605,741 2,605,741
a
Total Securities Lending Collateral
(Cost $2,925,593) 2,925,593
a
TOTAL INVESTMENTS - 100.4%
(Cost $196,019,643) 181,100,443
DERIVATIVES - 0.0% 25,168
OTHER ASSETS & LIABILITIES, NET - (0.4%) (713,125)
NET ASSETS - 100.0% $ 180,412,486
Financial 38 .1%
Consumer, Non-Cyclical 12 .8%
Consumer, Cyclical 11 .9%
Industrial 11 .8%
Energy 6 .4%
Utilities 5 .9%
Technology 4 .0%
Basic Materials 3 .5%
Communications 3 .0%
Others (each less than 3.0%) 3 .0%
100 .4%
Derivatives 0 .0%
Other Assets & Liabilities, Net ( 0 .4% )
100 .0%

PACIFIC SELECT FUND
PD SMALL-CAP VALUE INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(c) As of June 30, 2025, open futures contracts outstanding were as follows:
(d) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
CME Micro E-Mini Russell 2000 Index 09/25 198 $ 2,144,615 $ 2,169,783 $ 25,168
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 1,937 $ – $ 578 $ 1,359
Warrants 158 – 158 –
Common Stocks
Basic Materials 6,376,684 6,376,684 – –
Communications 5,412,840 5,412,840 – –
Consumer, Cyclical 21,557,219 21,557,219 – –
Consumer, Non-Cyclical 23,055,840 23,055,840 – –
Energy 11,524,157 11,524,157 – –
Financial 68,665,096 68,665,096 – –
Industrial 21,200,039 21,200,039 – –
Technology 7,150,006 7,150,006 – –
Utilities 10,735,269 10,735,269 – –
Total Common Stocks 175,677,150 175,677,150 – –
Exchange-Traded Funds 2,495,605 2,495,605 – –
Securities Lending Collateral 2,925,593 319,852 2,605,741 –
Derivatives:
Equity Contracts
Futures 25,168 25,168 – –
Total $ 181,125,611 $ 178,517,775 $ 2,606,477 $ 1,359

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
RIGHTS - 0.0%
South Korea -0.0%
Hanwha Aerospace Co. Ltd. , Exp 07/02/25 * 8 $ 972
POSCO Future M Co. Ltd. , Exp 07/22/25 * 13 289
1,261
Total Rights
    (Cost $0) 1,261
WARRANTS - 0.0%
Malaysia - 0.0%
YTL Corp. Bhd. Exercise @ $0.58
Exp 06/02/28 * 2,500 647
YTL Power International Bhd. Exercise @
$0.35 Exp 06/02/28 * 1,860 795
1,442
Total Warrants
    (Cost $0) 1,442
PREFERRED STOCKS - 1.7%
Brazil - 1.1%
spacing
Banco Bradesco SA 19,490 60,374
Centrais Eletricas Brasileiras SA 400 3,270
Cia Energetica de Minas Gerais 6,358 12,639
Cia Paranaense de Energia - Copel Class B  4,000 9,173
Gerdau SA 5,022 14,789
Itau Unibanco Holding SA 18,750 127,517
Itausa SA 19,471 39,242
Petroleo Brasileiro SA - Petrobras 15,000 86,636
353,640
Chile - 0.1%
spacing
Sociedad Quimica y Minera de Chile SA
Class B * 532 18,959
Colombia - 0.1%
spacing
Grupo Cibest SA 1,674 18,940
Russia - 0.0%
spacing
Surgutneftegas PAO * ± Ω 44,600 –
South Korea - 0.4%
spacing
Hyundai Motor Co. 199 23,165
Samsung Electronics Co. Ltd. 2,990 109,688
132,853
Total Preferred Stocks
    (Cost $524,706) 524,392
COMMON STOCKS - 98.0%
Brazil - 3.2%
spacing
Ambev SA 16,300 39,962
B3 SA - Brasil Bolsa Balcao 18,300 49,109
Banco Bradesco SA 4,900 13,086
Banco BTG Pactual SA 4,300 33,439
Banco do Brasil SA 6,200 25,208
BB Seguridade Participacoes SA 2,300 15,155
BRF SA 1,900 7,043
a Shares Value
Caixa Seguridade Participacoes SA 1,800 $ 4,867
Centrais Eletricas Brasileiras SA 4,700 34,793
Cia de Saneamento Basico do Estado de Sao
Paulo SABESP 1,500 32,890
CPFL Energia SA 700 5,264
Embraer SA * 2,500 35,436
Energisa SA 1,100 9,783
Eneva SA * 2,000 5,025
Engie Brasil Energia SA 700 5,851
Equatorial Energia SA 4,371 28,930
Klabin SA 2,960 10,052
Localiza Rent a Car SA 3,331 24,843
Motiva Infraestrutura de Mobilidade SA 3,900 9,899
Natura & Co. Holding SA * 3,500 7,118
NU Holdings Ltd. Class A * 11,398 156,381
Petroleo Brasileiro SA - Petrobras 14,400 90,353
PRIO SA * 3,000 23,412
Raia Drogasil SA 4,824 13,425
Rede D'Or Sao Luiz SA ~ 2,640 17,211
Rumo SA 4,800 16,371
Suzano SA 2,400 22,621
Telefonica Brasil SA 2,660 15,123
TIM SA 2,900 11,769
TOTVS SA 2,000 15,538
Ultrapar Participacoes SA 2,500 8,071
Vale SA 12,853 124,553
Vibra Energia SA 3,526 14,057
WEG SA 6,200 48,818
XP, Inc. Class A  1,381 27,896
1,003,352
Chile - 0.4%
spacing
Banco de Chile 160,922 24,338
Banco de Credito e Inversiones SA 337 14,231
Banco Santander Chile 221,557 13,915
Cencosud SA 4,478 15,237
Empresas CMPC SA 3,932 6,010
Empresas Copec SA 1,313 8,941
Enel Americas SA 75,069 7,313
Enel Chile SA 105,187 7,788
Falabella SA * 2,193 11,652
Latam Airlines Group SA 782,419 15,839
125,264
China - 28.4%
spacing
360 Security Technology, Inc. Class A  1,700 2,421
37 Interactive Entertainment Network
Technology Group Co. Ltd. Class A  700 1,690
AAC Technologies Holdings, Inc. 3,000 15,609
Accelink Technologies Co. Ltd. Class A  200 1,383
ACM Research Shanghai, Inc. Class A  55 875
Advanced Micro-Fabrication Equipment, Inc.
China Class A * 150 3,820
AECC Aviation Power Co. Ltd. Class A  700 3,767
Agricultural Bank of China Ltd. Class A  16,900 13,871
Agricultural Bank of China Ltd. Class H  96,000 68,603
Aier Eye Hospital Group Co. Ltd. Class A  2,036 3,548
Air China Ltd. Class A * 2,500 2,754
Airtac International Group 232 6,907
Akeso, Inc. * ~ 2,000 23,536
Alibaba Group Holding Ltd. 60,820 860,964
Alibaba Health Information Technology Ltd. * 20,000 12,138
Aluminum Corp. of China Ltd. Class A  2,300 2,265
Aluminum Corp. of China Ltd. Class H  16,000 10,817

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Amlogic Shanghai Co. Ltd. Class A * 110 $ 1,091
Angel Yeast Co. Ltd. Class A  300 1,473
Anhui Conch Cement Co. Ltd. Class A  1,000 2,998
Anhui Conch Cement Co. Ltd. Class H  4,000 10,190
Anhui Gujing Distillery Co. Ltd. Class A  100 1,859
Anhui Gujing Distillery Co. Ltd. Class B  400 5,353
Anhui Jianghuai Automobile Group Corp. Ltd.
Class A  600 3,355
Anhui Yingjia Distillery Co. Ltd. Class A  200 1,101
Anker Innovations Technology Co. Ltd. Class A  190 3,015
ANTA Sports Products Ltd. 4,600 55,659
Autohome, Inc. ADR 243 6,267
Avary Holding Shenzhen Co. Ltd. Class A  600 2,686
AviChina Industry & Technology Co. Ltd.
Class H  10,000 5,658
Avicopter PLC Class A  200 1,084
BAIC BluePark New Energy Technology Co.
Ltd. Class A * 1,300 1,337
Baidu, Inc. Class A * 7,934 85,028
Bank of Beijing Co. Ltd. Class A  4,100 3,909
Bank of Changsha Co. Ltd. Class A  700 971
Bank of Chengdu Co. Ltd. Class A  1,000 2,806
Bank of China Ltd. Class A  8,400 6,590
Bank of China Ltd. Class H  248,000 144,376
Bank of Communications Co. Ltd. Class A  11,300 12,619
Bank of Communications Co. Ltd. Class H  29,000 27,024
Bank of Hangzhou Co. Ltd. Class A  1,200 2,817
Bank of Jiangsu Co. Ltd. Class A  4,080 6,800
Bank of Nanjing Co. Ltd. Class A  2,200 3,568
Bank of Ningbo Co. Ltd. Class A  1,410 5,386
Bank of Shanghai Co. Ltd. Class A  2,900 4,294
Bank of Suzhou Co. Ltd. Class A  700 858
Baoshan Iron & Steel Co. Ltd. Class A  3,800 3,495
Beijing Enlight Media Co. Ltd. Class A  600 1,699
Beijing Enterprises Holdings Ltd. 1,500 6,185
Beijing Enterprises Water Group Ltd. 12,000 3,624
Beijing Kingsoft Office Software, Inc. Class A * 104 4,067
Beijing New Building Materials PLC Class A  400 1,479
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. Class A  300 449
Beijing Roborock Technology Co. Ltd. Class A  58 1,268
Beijing-Shanghai High Speed Railway Co. Ltd.
Class A * 9,400 7,548
Beijing Tiantan Biological Products Corp. Ltd.
Class A  600 1,607
Beijing Tong Ren Tang Co. Ltd. Class A  300 1,510
Beijing Wantai Biological Pharmacy Enterprise
Co. Ltd. Class A * 292 2,487
Beijing Yanjing Brewery Co. Ltd. Class A  600 1,083
BeOne Medicines Ltd. * 2,989 56,543
Bethel Automotive Safety Systems Co. Ltd.
Class A  120 882
Bilibili, Inc. Class Z * 862 18,502
BOC Aviation Ltd. ~ 500 4,146
BOC International China Co. Ltd. Class A  600 896
BOE Technology Group Co. Ltd. Class A  8,700 4,847
Bosideng International Holdings Ltd. 16,000 9,483
BYD Co. Ltd. Class A  300 13,906
BYD Co. Ltd. Class H  13,500 210,195
BYD Electronic International Co. Ltd. 3,000 12,211
C&D International Investment Group Ltd. 2,617 5,318
Caitong Securities Co. Ltd. Class A  1,050 1,160
Cambricon Technologies Corp. Ltd. Class A * 97 8,149
Capital Securities Co. Ltd. Class A  500 1,388
a Shares Value
CCOOP Group Co. Ltd. Class A * 4,300 $ 1,394
CGN Power Co. Ltd. Class A  2,100 1,067
CGN Power Co. Ltd. Class H ~ 43,000 14,659
Changchun High-Tech Industry Group Co. Ltd.
Class A * 100 1,385
Changjiang Securities Co. Ltd. Class A  1,300 1,258
Changzhou Xingyu Automotive Lighting
Systems Co. Ltd. Class A  75 1,308
Chaozhou Three-Circle Group Co. Ltd. Class A  500 2,333
Chifeng Jilong Gold Mining Co. Ltd. Class A  400 1,405
China CITIC Bank Corp. Ltd. Class H  27,000 25,741
China Coal Energy Co. Ltd. Class H  7,000 8,104
China Communications Services Corp. Ltd.
Class H  8,000 4,343
China Construction Bank Corp. Class A  3,600 4,744
China Construction Bank Corp. Class H  340,000 344,062
China CSSC Holdings Ltd. Class A  1,100 4,996
China Eastern Airlines Corp. Ltd. Class A * 2,900 1,632
China Energy Engineering Corp. Ltd. Class A  2,500 778
China Everbright Bank Co. Ltd. Class A  10,100 5,852
China Everbright Bank Co. Ltd. Class H  8,000 3,995
China Feihe Ltd. ~ 13,000 9,483
China Galaxy Securities Co. Ltd. Class A  1,700 4,072
China Galaxy Securities Co. Ltd. Class H  13,000 14,688
China Gas Holdings Ltd. 8,400 7,856
China Great Wall Securities Co. Ltd. Class A  900 1,053
China Greatwall Technology Group Co. Ltd.
Class A * 800 1,652
China Hongqiao Group Ltd. 10,000 23,026
China International Capital Corp. Ltd. Class A  900 4,443
China International Capital Corp. Ltd.
Class H ~ 5,200 11,790
China Jushi Co. Ltd. Class A  701 1,115
China Life Insurance Co. Ltd. Class H  27,000 65,150
China Literature Ltd. * ~ 1,600 6,109
China Longyuan Power Group Corp. Ltd.
Class H  12,000 10,828
China Mengniu Dairy Co. Ltd. 11,000 22,673
China Merchants Bank Co. Ltd. Class A  3,200 20,531
China Merchants Bank Co. Ltd. Class H  14,500 101,717
China Merchants Energy Shipping Co. Ltd.
Class A  1,100 962
China Merchants Expressway Network &
Technology Holdings Co. Ltd. Class A  1,400 2,345
China Merchants Port Holdings Co. Ltd. 4,797 8,739
China Merchants Securities Co. Ltd. Class A  1,600 3,929
China Merchants Shekou Industrial Zone
Holdings Co. Ltd. Class A  1,500 1,837
China Minsheng Banking Corp. Ltd. Class A  7,300 4,841
China Minsheng Banking Corp. Ltd. Class H  22,000 12,480
China National Building Material Co. Ltd.
Class H  12,000 5,744
China National Chemical Engineering Co. Ltd.
Class A  700 750
China National Nuclear Power Co. Ltd. Class A  4,400 5,726
China National Software & Service Co. Ltd.
Class A * 270 1,763
China Northern Rare Earth Group High-Tech
Co. Ltd. Class A  900 3,129
China Oilfield Services Ltd. Class H  6,000 4,929
China Overseas Land & Investment Ltd. 13,000 22,662
China Pacific Insurance Group Co. Ltd.
Class A  1,600 8,381
China Pacific Insurance Group Co. Ltd.
Class H  9,000 30,963

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
China Petroleum & Chemical Corp. Class A  9,800 $ 7,716
China Petroleum & Chemical Corp. Class H  72,000 37,773
China Power International Development Ltd. 15,108 5,758
China Railway Group Ltd. Class A  3,600 2,820
China Railway Group Ltd. Class H  12,000 5,761
China Railway Signal & Communication Corp.
Ltd. Class A  1,725 1,238
China Rare Earth Resources & Technology Co.
Ltd. Class A * 300 1,513
China Resources Beer Holdings Co. Ltd. 6,000 19,193
China Resources Gas Group Ltd. 3,300 8,448
China Resources Land Ltd. 11,000 37,453
China Resources Microelectronics Ltd. Class A  273 1,798
China Resources Mixc Lifestyle Services Ltd. ~ 2,400 11,660
China Resources Pharmaceutical Group Ltd. ~ 6,500 4,243
China Resources Power Holdings Co. Ltd. 8,000 19,330
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd. Class A  364 1,590
China Ruyi Holdings Ltd. * 28,000 9,024
China Shenhua Energy Co. Ltd. Class A  1,400 7,924
China Shenhua Energy Co. Ltd. Class H  11,500 44,688
China Southern Airlines Co. Ltd. Class A * 2,100 1,730
China State Construction Engineering Corp.
Ltd. Class A * 7,900 6,364
China State Construction International
Holdings Ltd. 6,000 9,056
China Taiping Insurance Holdings Co. Ltd. 5,200 10,177
China Tourism Group Duty Free Corp. Ltd.
Class A  344 2,929
China Tower Corp. Ltd. Class H ~ 15,500 22,222
China United Network Communications Ltd.
Class A  7,600 5,667
China Vanke Co. Ltd. Class A * 2,500 2,241
China Vanke Co. Ltd. Class H * 6,200 3,868
China XD Electric Co. Ltd. Class A  1,200 1,029
China Yangtze Power Co. Ltd. Class A  5,100 21,454
China Zheshang Bank Co. Ltd. Class A  2,980 1,410
Chongqing Brewery Co. Ltd. Class A  100 769
Chongqing Changan Automobile Co. Ltd.
Class A * 1,996 3,556
Chongqing Rural Commercial Bank Co. Ltd.
Class A  2,000 1,993
Chongqing Rural Commercial Bank Co. Ltd.
Class H  6,000 5,071
Chongqing Zhifei Biological Products Co. Ltd.
Class A  600 1,642
Chow Tai Fook Jewellery Group Ltd. 7,000 12,003
CITIC Ltd. 15,000 20,653
Citic Pacific Special Steel Group Co. Ltd.
Class A  300 493
CITIC Securities Co. Ltd. Class A  3,180 12,263
CITIC Securities Co. Ltd. Class H  5,075 15,393
CMOC Group Ltd. Class A  3,600 4,235
CMOC Group Ltd. Class H  15,000 15,309
CNGR Advanced Material Co. Ltd. Class A  220 1,010
CNOOC Energy Technology & Services Ltd.
Class A  400 228
CNPC Capital Co. Ltd. Class A  2,000 2,040
Contemporary Amperex Technology Co. Ltd. * 200 8,387
Contemporary Amperex Technology Co. Ltd.
Class A  960 33,842
COSCO SHIPPING Energy Transportation Co.
Ltd. Class A  900 1,299
COSCO SHIPPING Holdings Co. Ltd. Class A  3,810 8,003
COSCO SHIPPING Holdings Co. Ltd. Class H  8,900 15,494
a Shares Value
CRRC Corp. Ltd. Class A  6,400 $ 6,292
CRRC Corp. Ltd. Class H  15,000 9,065
CSC Financial Co. Ltd. Class A  900 3,022
CSI Solar Co. Ltd. Class A  795 1,016
CSPC Innovation Pharmaceutical Co. Ltd.
Class A  360 2,599
CSPC Pharmaceutical Group Ltd. 30,000 29,510
Daqin Railway Co. Ltd. Class A  3,100 2,857
Datang International Power Generation Co.
Ltd. Class A  1,500 664
Dong-E-E-Jiao Co. Ltd. Class A  100 730
Dongfang Electric Corp. Ltd. Class A  700 1,636
Dongxing Securities Co. Ltd. Class A  800 1,245
East Money Information Co. Ltd. Class A  3,476 11,232
Eastroc Beverage Group Co. Ltd. Class A  90 3,945
Ecovacs Robotics Co. Ltd. Class A  200 1,626
Empyrean Technology Co. Ltd. Class A  100 1,730
ENN Energy Holdings Ltd. 2,700 21,676
ENN Natural Gas Co. Ltd. Class A  300 791
Eoptolink Technology, Inc. Ltd. Class A  280 4,994
Eve Energy Co. Ltd. Class A  500 3,199
Everbright Securities Co. Ltd. Class A  900 2,260
Everdisplay Optronics Shanghai Co. Ltd.
Class A * 2,898 947
Far East Horizon Ltd. 6,000 5,213
Flat Glass Group Co. Ltd. Class A  500 1,062
Focus Media Information Technology Co. Ltd.
Class A  3,200 3,262
Foshan Haitian Flavouring & Food Co. Ltd.
Class A  988 5,369
Fosun International Ltd. 9,000 5,362
Founder Securities Co. Ltd. Class A  2,000 2,209
Foxconn Industrial Internet Co. Ltd. Class A  3,100 9,296
Fuyao Glass Industry Group Co. Ltd. Class A  400 3,182
Fuyao Glass Industry Group Co. Ltd. Class H ~ 2,400 17,149
GalaxyCore, Inc. Class A  600 1,291
Ganfeng Lithium Group Co. Ltd. Class A  360 1,697
GCL Technology Holdings Ltd. * 91,000 11,623
GD Power Development Co. Ltd. Class A  4,100 2,771
Geely Automobile Holdings Ltd. 22,000 44,906
GEM Co. Ltd. Class A  1,400 1,241
Genscript Biotech Corp. * 4,000 7,569
GF Securities Co. Ltd. Class A  1,200 2,816
Giant Biogene Holding Co. Ltd. ~ 1,200 8,855
GigaDevice Semiconductor, Inc. Class A * 180 3,181
GoerTek, Inc. Class A  800 2,606
Goldwind Science & Technology Co. Ltd.
Class A  800 1,145
Goneo Group Co. Ltd. Class A  329 2,216
Gotion High-tech Co. Ltd. Class A * 500 2,266
Great Wall Motor Co. Ltd. Class A * 700 2,100
Great Wall Motor Co. Ltd. Class H * 8,500 13,125
Gree Electric Appliances, Inc. of Zhuhai
Class A  500 3,136
GRG Banking Equipment Co. Ltd. Class A  600 1,127
Guangdong Haid Group Co. Ltd. Class A  400 3,271
Guangdong Investment Ltd. 10,000 8,379
Guanghui Energy Co. Ltd. Class A * 300 252
Guangzhou Automobile Group Co. Ltd. Class A  1,500 1,568
Guangzhou Haige Communications Group,
Inc. Co. Class A  600 1,168
Guangzhou Tinci Materials Technology Co.
Ltd. Class A  460 1,164
Guolian Minsheng Securities Co. Ltd. Class A  900 1,301
Guosen Securities Co. Ltd. Class A  1,200 1,930

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Guotai Haitong Securities Co. Ltd. 2,926 $ 7,831
Guotai Haitong Securities Co. Ltd. Class H ~ 7,848 12,623
Guoyuan Securities Co. Ltd. Class A  1,000 1,102
H World Group Ltd. ADR 742 25,169
Haidilao International Holding Ltd. ~ 6,000 11,439
Haier Smart Home Co. Ltd. Class A  1,500 5,191
Haier Smart Home Co. Ltd. Class H  8,400 24,138
Hainan Airlines Holding Co. Ltd. Class A * 9,300 1,740
Haitian International Holdings Ltd. 3,000 7,813
Hangzhou First Applied Material Co. Ltd.
Class A  706 1,278
Hangzhou Silan Microelectronics Co. Ltd.
Class A  400 1,387
Hangzhou Tigermed Consulting Co. Ltd.
Class A  100 745
Hansoh Pharmaceutical Group Co. Ltd. ~ 4,000 15,201
Hebei Yangyuan Zhihui Beverage Co. Ltd.
Class A  200 591
Henan Shenhuo Coal Industry & Electricity
Power Co. Ltd. Class A  500 1,162
Henan Shuanghui Investment & Development
Co. Ltd. Class A  270 920
Hengan International Group Co. Ltd. 2,000 5,756
Hengli Petrochemical Co. Ltd. Class A  1,100 2,189
Hengtong Optic-electric Co. Ltd. Class A  600 1,282
Hisense Home Appliances Group Co. Ltd.
Class A  200 718
Hisense Home Appliances Group Co. Ltd.
Class H  1,000 2,732
Hithink RoyalFlush Information Network Co.
Ltd. Class A  100 3,813
HLA Group Corp. Ltd. Class A  1,100 1,069
Hoshine Silicon Industry Co. Ltd. Class A  200 1,324
Hua Hong Semiconductor Ltd. * ~ 2,000 8,886
Huadian Power International Corp. Ltd. Class A  2,000 1,528
Huadong Medicine Co. Ltd. Class A  300 1,690
Huafon Chemical Co. Ltd. Class A  1,200 1,107
Huagong Tech Co. Ltd. Class A  300 1,969
Huaibei Mining Holdings Co. Ltd. Class A  600 950
Hualan Biological Engineering, Inc. Class A  400 875
Huaneng Lancang River Hydropower, Inc.
Class A  1,100 1,466
Huaneng Power International, Inc. Class A  1,500 1,495
Huaneng Power International, Inc. Class H  16,000 10,320
Huaqin Technology Co. Ltd. Class A  200 2,256
Huatai Securities Co. Ltd. Class A  1,700 4,229
Huatai Securities Co. Ltd. Class H ~ 4,600 9,355
Huaxia Bank Co. Ltd. Class A  2,300 2,539
Huayu Automotive Systems Co. Ltd. Class A  700 1,724
Huizhou Desay Sv Automotive Co. Ltd. Class A  100 1,425
Humanwell Healthcare Group Co. Ltd. Class A  400 1,171
Hunan Valin Steel Co. Ltd. Class A  1,600 983
Hundsun Technologies, Inc. Class A  476 2,230
Hwatsing Technology Co. Ltd. Class A  64 1,508
Hygon Information Technology Co. Ltd.
Class A  547 10,801
IEIT Systems Co. Ltd. Class A  400 2,847
Iflytek Co. Ltd. Class A  600 4,011
Imeik Technology Development Co. Ltd.
Class A  40 976
Industrial & Commercial Bank of China Ltd.
Class A  14,200 15,045
Industrial & Commercial Bank of China Ltd.
Class H  225,000 178,663
Industrial Bank Co. Ltd. Class A  4,361 14,210
a Shares Value
Industrial Securities Co. Ltd. Class A  1,760 $ 1,522
Ingenic Semiconductor Co. Ltd. Class A  100 966
Inner Mongolia BaoTou Steel Union Co. Ltd.
Class A  5,600 1,400
Inner Mongolia Dian Tou Energy Corp. Ltd.
Class A  300 828
Inner Mongolia Junzheng Energy & Chemical
Industry Group Co. Ltd. Class A  2,000 1,541
Inner Mongolia Yili Industrial Group Co. Ltd.
Class A  1,400 5,451
Inner Mongolia Yitai Coal Co. Ltd. Class B  2,200 4,360
Innovent Biologics, Inc. * ~ 4,500 45,111
Isoftstone Information Technology Group Co.
Ltd. Class A  200 1,526
JA Solar Technology Co. Ltd. Class A * 856 1,193
JCET Group Co. Ltd. Class A  400 1,882
JD Health International, Inc. * ~ 4,050 22,307
JD Logistics, Inc. * ~ 7,400 12,441
JD.com, Inc. Class A  8,675 141,683
Jiangsu Eastern Shenghong Co. Ltd. Class A * 1,500 1,744
Jiangsu Expressway Co. Ltd. Class H  4,000 5,651
Jiangsu Hengli Hydraulic Co. Ltd. Class A  300 3,017
Jiangsu Hengrui Pharmaceuticals Co. Ltd.
Class A  1,400 10,142
Jiangsu Hoperun Software Co. Ltd. Class A * 200 1,419
Jiangsu King's Luck Brewery JSC Ltd. Class A  300 1,631
Jiangsu Phoenix Publishing & Media Corp. Ltd.
Class A  600 936
Jiangsu Yoke Technology Co. Ltd. Class A  100 764
Jiangsu Yuyue Medical Equipment & Supply
Co. Ltd. Class A  300 1,491
Jiangsu Zhongtian Technology Co. Ltd.
Class A  800 1,617
Jiangxi Copper Co. Ltd. Class A  1,100 3,602
Jiangxi Copper Co. Ltd. Class H  2,000 3,893
Jinduicheng Molybdenum Co. Ltd. Class A  700 1,069
Jinko Solar Co. Ltd. Class A * 2,105 1,526
Juneyao Airlines Co. Ltd. Class A  500 941
Kanzhun Ltd. ADR * 969 17,287
KE Holdings, Inc. Class A  7,526 44,915
Kingdee International Software Group Co.
Ltd. * 11,000 21,741
Kingsoft Corp. Ltd. 3,400 17,770
Kuaishou Technology * ~ 9,600 77,929
Kuang-Chi Technologies Co. Ltd. Class A  500 2,789
Kunlun Energy Co. Ltd. 14,000 13,608
Kunlun Tech Co. Ltd. Class A * 300 1,409
Kweichow Moutai Co. Ltd. Class A  300 59,054
LB Group Co. Ltd. Class A  600 1,359
Lenovo Group Ltd. 30,000 36,246
Lens Technology Co. Ltd. Class A  1,200 3,740
Li Auto, Inc. Class A * 4,546 62,048
Li Ning Co. Ltd. 8,500 18,421
Liaoning Port Co. Ltd. Class A  4,300 901
Lingyi iTech Guangdong Co. Class A  1,700 2,040
Longfor Group Holdings Ltd. ~ 7,450 8,828
LONGi Green Energy Technology Co. Ltd.
Class A  1,702 3,569
Loongson Technology Corp. Ltd. Class A * 86 1,603
Luxshare Precision Industry Co. Ltd. Class A  1,700 8,237
Luzhou Laojiao Co. Ltd. Class A  300 4,751
Mango Excellent Media Co. Ltd. Class A  400 1,219
Maxscend Microelectronics Co. Ltd. Class A  180 1,795
Meihua Holdings Group Co. Ltd. Class A  700 1,045
Meituan Class B * ~ 17,690 284,562

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Metallurgical Corp. of China Ltd. Class A  1,800 $ 749
Midea Group Co. Ltd. Class A  700 7,056
Midea Group Co. Ltd. Class H * 1,200 11,409
MINISO Group Holding Ltd. 1,728 7,873
MMG Ltd. * 16,000 7,838
Montage Technology Co. Ltd. Class A  285 3,264
Muyuan Foods Co. Ltd. Class A  1,160 6,805
Nanjing Iron & Steel Co. Ltd. Class A  1,300 762
Nanjing Securities Co. Ltd. Class A  800 903
NARI Technology Co. Ltd. Class A  2,058 6,440
National Silicon Industry Group Co. Ltd.
Class A  696 1,820
NAURA Technology Group Co. Ltd. Class A  100 6,176
NetEase, Inc. 6,205 167,221
New China Life Insurance Co. Ltd. Class A  500 4,087
New China Life Insurance Co. Ltd. Class H  3,200 17,522
New Hope Liuhe Co. Ltd. Class A * 1,100 1,441
New Oriental Education & Technology Group,
Inc. 4,200 22,681
Nexchip Semiconductor Corp. Class A * 473 1,339
Ninestar Corp. Class A * 300 961
Ningbo Deye Technology Co. Ltd. Class A  190 1,397
Ningbo Orient Wires & Cables Co. Ltd. Class A  200 1,445
Ningbo Sanxing Medical Electric Co. Ltd.
Class A  300 939
Ningbo Tuopu Group Co. Ltd. Class A  450 2,963
Ningxia Baofeng Energy Group Co. Ltd.
Class A  1,700 3,829
NIO, Inc. Class A * 5,700 19,507
Nongfu Spring Co. Ltd. Class H ~ 7,200 36,935
OFILM Group Co. Ltd. Class A * 800 1,324
OmniVision Integrated Circuits Group, Inc. 280 4,994
Oppein Home Group, Inc. Class A  100 788
Orient Securities Co. Ltd. Class A  1,692 2,287
PDD Holdings, Inc. ADR * 2,464 257,882
People's Insurance Co. Group of China Ltd.
Class A  500 608
People's Insurance Co. Group of China Ltd.
Class H  32,000 24,426
PetroChina Co. Ltd. Class A  5,600 6,683
PetroChina Co. Ltd. Class H  68,000 58,601
Pharmaron Beijing Co. Ltd. Class A * 350 1,200
PICC Property & Casualty Co. Ltd. Class H  24,000 46,636
Ping An Bank Co. Ltd. Class A  3,200 5,392
Ping An Insurance Group Co. of China Ltd.
Class A  1,200 9,299
Ping An Insurance Group Co. of China Ltd.
Class H  24,500 156,391
Piotech, Inc. Class A  73 1,567
Poly Developments & Holdings Group Co. Ltd.
Class A  2,700 3,052
Pop Mart International Group Ltd. ~ 1,800 61,324
Postal Savings Bank of China Co. Ltd. Class A  8,700 6,644
Postal Savings Bank of China Co. Ltd.
Class H ~ 26,000 18,180
Power Construction Corp. of China Ltd.
Class A  2,500 1,700
Qifu Technology, Inc. ADR 350 15,176
Qinghai Salt Lake Industry Co. Ltd. Class A * 1,300 3,097
Range Intelligent Computing Technology
Group Co. Ltd. Class A  300 2,073
Rockchip Electronics Co. Ltd. Class A  100 2,124
Rongsheng Petrochemical Co. Ltd. Class A  2,197 2,539
SAIC Motor Corp. Ltd. Class A  1,800 4,031
Sailun Group Co. Ltd. Class A  800 1,466
a Shares Value
Sanan Optoelectronics Co. Ltd. Class A * 1,200 $ 2,081
Sany Heavy Industry Co. Ltd. Class A  1,900 4,762
Satellite Chemical Co. Ltd. Class A  898 2,174
SDIC Capital Co. Ltd. Class A  1,400 1,470
SDIC Power Holdings Co. Ltd. Class A  1,700 3,494
Seres Group Co. Ltd. Class A  400 7,498
SF Holding Co. Ltd. Class A  1,000 6,810
SG Micro Corp. Class A  152 1,547
Shaanxi Coal Industry Co. Ltd. Class A  2,100 5,641
Shandong Gold Mining Co. Ltd. Class A  900 4,042
Shandong Gold Mining Co. Ltd. Class H ~ 2,500 8,772
Shandong Himile Mechanical Science &
Technology Co. Ltd. Class A  200 1,653
Shandong Hualu Hengsheng Chemical Co.
Ltd. Class A  510 1,542
Shandong Nanshan Aluminum Co. Ltd.
Class A  2,600 1,390
Shandong Sun Paper Industry JSC Ltd.
Class A  700 1,315
Shandong Weigao Group Medical Polymer Co.
Ltd. Class H  9,200 7,169
Shanghai Baosight Software Co. Ltd. Class A  647 2,134
Shanghai Baosight Software Co. Ltd. Class B  2,162 2,930
Shanghai BOCHU Electronic Technology Corp.
Ltd. Class A  70 1,287
Shanghai Electric Group Co. Ltd. Class A * 3,000 3,098
Shanghai Fosun Pharmaceutical Group Co.
Ltd. Class A  400 1,401
Shanghai M&G Stationery, Inc. Class A  200 810
Shanghai Pudong Development Bank Co. Ltd.
Class A  6,036 11,698
Shanghai Putailai New Energy Technology Co.
Ltd. Class A  539 1,414
Shanghai RAAS Blood Products Co. Ltd.
Class A  1,500 1,439
Shanghai Rural Commercial Bank Co. Ltd.
Class A  1,900 2,572
Shanghai United Imaging Healthcare Co. Ltd.
Class A  193 3,441
Shanghai Zhangjiang High-Tech Park
Development Co. Ltd. Class A  400 1,435
Shanjin International Gold Co. Ltd. Class A  700 1,854
Shanxi Lu'an Environmental Energy
Development Co. Ltd. Class A  100 147
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.
Class A  240 5,912
Shenergy Co. Ltd. Class A * 1,100 1,321
Shengyi Technology Co. Ltd. Class A  600 2,528
Shennan Circuits Co. Ltd. Class A  130 1,960
Shenwan Hongyuan Group Co. Ltd. Class A  4,700 3,294
Shenzhen Goodix Technology Co. Ltd. Class A  100 992
Shenzhen Inovance Technology Co. Ltd.
Class A  350 3,156
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd. Class A  300 9,416
Shenzhen New Industries Biomedical
Engineering Co. Ltd. Class A  200 1,583
Shenzhen Salubris Pharmaceuticals Co. Ltd.
Class A  200 1,322
Shenzhen Transsion Holdings Co. Ltd. Class A  263 2,930
Shenzhou International Group Holdings Ltd. 3,100 22,159
Sichuan Changhong Electric Co. Ltd. Class A  1,100 1,493
Sichuan Chuantou Energy Co. Ltd. Class A  1,100 2,462
Sichuan Kelun Pharmaceutical Co. Ltd.
Class A  300 1,504

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Sichuan Road & Bridge Group Co. Ltd. Class A  1,180 $ 1,631
Sieyuan Electric Co. Ltd. Class A * 200 2,035
Silergy Corp. 1,000 12,181
Sinolink Securities Co. Ltd. Class A  1,100 1,347
Sinopharm Group Co. Ltd. Class H  4,400 10,329
Sinotruk Hong Kong Ltd. 2,500 7,303
Smoore International Holdings Ltd. ~ 7,000 16,291
SooChow Securities Co. Ltd. Class A  1,010 1,234
Southwest Securities Co. Ltd. Class A  1,500 911
Spring Airlines Co. Ltd. Class A  200 1,554
Sungrow Power Supply Co. Ltd. Class A  460 4,353
Sunny Optical Technology Group Co. Ltd. 2,700 23,980
Sunwoda Electronic Co. Ltd. Class A  500 1,401
SUPCON Technology Co. Ltd. Class A  192 1,204
Suzhou Dongshan Precision Manufacturing
Co. Ltd. Class A  400 2,108
Suzhou TFC Optical Communication Co. Ltd.
Class A  168 1,884
TAL Education Group ADR * 1,515 15,483
TBEA Co. Ltd. Class A  1,200 1,999
TCL Technology Group Corp. Class A * 4,400 2,659
TCL Zhonghuan Renewable Energy
Technology Co. Ltd. Class A  750 804
Tencent Holdings Ltd. 22,800 1,469,132
Tencent Music Entertainment Group ADR 2,688 52,389
Tianfeng Securities Co. Ltd. Class A * 2,000 1,377
Tianqi Lithium Corp. Class A * 300 1,342
Tianshan Aluminum Group Co. Ltd. Class A  1,200 1,393
Tianshui Huatian Technology Co. Ltd. Class A  900 1,269
Tingyi Cayman Islands Holding Corp. 6,000 8,808
Tongcheng Travel Holdings Ltd. ~ 4,800 12,004
TongFu Microelectronics Co. Ltd. Class A  400 1,431
Tongling Nonferrous Metals Group Co. Ltd.
Class A  3,000 1,400
Tongwei Co. Ltd. Class A * 1,100 2,573
TravelSky Technology Ltd. Class H  3,000 4,021
Trina Solar Co. Ltd. Class A * 378 767
Trip.com Group Ltd. * 2,199 128,783
Tsingtao Brewery Co. Ltd. Class A  200 1,940
Tsingtao Brewery Co. Ltd. Class H  2,000 13,084
Unigroup Guoxin Microelectronics Co. Ltd.
Class A  239 2,199
Unisplendour Corp. Ltd. Class A  700 2,346
Verisilicon Microelectronics Shanghai Co. Ltd.
Class A * 200 2,695
Victory Giant Technology Huizhou Co. Ltd.
Class A  200 3,763
Vipshop Holdings Ltd. ADR 1,189 17,894
Wanhua Chemical Group Co. Ltd. Class A  700 5,303
Want Want China Holdings Ltd. 17,000 11,890
Weichai Power Co. Ltd. Class A  1,700 3,652
Weichai Power Co. Ltd. Class H  7,000 14,252
Wens Foodstuff Group Co. Ltd. Class A  1,100 2,623
Western Mining Co. Ltd. Class A  700 1,626
Western Securities Co. Ltd. Class A  1,100 1,211
Western Superconducting Technologies Co.
Ltd. Class A  150 1,087
Wingtech Technology Co. Ltd. Class A  300 1,407
Wintime Energy Group Co. Ltd. Class A  5,200 973
Wuhan Guide Infrared Co. Ltd. Class A * 1,054 1,508
Wuliangye Yibin Co. Ltd. Class A  800 13,281
WUS Printed Circuit Kunshan Co. Ltd. Class A  500 2,978
WuXi AppTec Co. Ltd. Class A  500 4,857
WuXi AppTec Co. Ltd. Class H ~ 1,240 12,475
a Shares Value
Wuxi Biologics Cayman, Inc. * ~ 12,500 $ 41,074
XCMG Construction Machinery Co. Ltd.
Class A  2,700 2,929
Xiamen C & D, Inc. Class A  200 289
Xiamen Tungsten Co. Ltd. Class A  400 1,168
Xiaomi Corp. Class B * ~ 60,800 468,022
Xinjiang Daqo New Energy Co. Ltd. Class A * 463 1,379
Xinyi Solar Holdings Ltd. 18,081 5,756
XPeng, Inc. Class A * 4,508 40,354
Yadea Group Holdings Ltd. ~ 4,847 7,777
Yankuang Energy Group Co. Ltd. Class A  1,960 3,330
Yankuang Energy Group Co. Ltd. Class H  8,200 8,162
Yantai Jereh Oilfield Services Group Co. Ltd.
Class A  200 977
Yealink Network Technology Corp. Ltd. Class A  380 1,844
Yifeng Pharmacy Chain Co. Ltd. Class A  306 1,046
Yihai Kerry Arawana Holdings Co. Ltd. Class A  100 412
Yonghui Superstores Co. Ltd. Class A * 2,200 1,510
Yonyou Network Technology Co. Ltd. Class A * 800 1,493
YTO Express Group Co. Ltd. Class A  800 1,439
Yum China Holdings, Inc. 1,345 60,135
Yunnan Aluminium Co. Ltd. Class A  800 1,786
Yunnan Chihong Zinc&Germanium Co. Ltd.
Class A  700 517
Yunnan Energy New Material Co. Ltd.
Class A * 200 818
Yunnan Yuntianhua Co. Ltd. Class A  400 1,227
Yutong Bus Co. Ltd. Class A  500 1,735
Zangge Mining Co. Ltd. Class A  400 2,384
Zhaojin Mining Industry Co. Ltd. Class H  6,000 15,771
Zhejiang China Commodities City Group Co.
Ltd. Class A  1,300 3,756
Zhejiang Chint Electrics Co. Ltd. Class A  500 1,583
Zhejiang Dahua Technology Co. Ltd. Class A  800 1,774
Zhejiang Expressway Co. Ltd. Class H  4,840 4,458
Zhejiang Huayou Cobalt Co. Ltd. Class A  475 2,455
Zhejiang Jingsheng Mechanical & Electrical
Co. Ltd. Class A  300 1,137
Zhejiang Juhua Co. Ltd. Class A  600 2,405
Zhejiang Leapmotor Technology Co. Ltd. * ~ 1,900 13,274
Zhejiang Longsheng Group Co. Ltd. Class A  800 1,134
Zhejiang NHU Co. Ltd. Class A  804 2,387
Zhejiang Sanhua Intelligent Controls Co. Ltd.
Class A  500 1,843
Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A  500 1,110
Zhejiang Weiming Environment Protection Co.
Ltd. Class A  320 852
Zhejiang Zheneng Electric Power Co. Ltd.
Class A  2,600 1,924
Zheshang Securities Co. Ltd. Class A  1,300 1,981
Zhongji Innolight Co. Ltd. Class A  300 6,145
Zhongjin Gold Corp. Ltd. Class A  1,200 2,470
Zhongsheng Group Holdings Ltd. 3,000 4,640
Zhongtai Securities Co. Ltd. Class A  1,300 1,167
Zhuzhou CRRC Times Electric Co. Ltd.
Class A  1 6
Zhuzhou CRRC Times Electric Co. Ltd.
Class H  1,200 4,839
Zijin Mining Group Co. Ltd. Class A  4,400 12,038
Zijin Mining Group Co. Ltd. Class H  20,000 51,436
Zoomlion Heavy Industry Science &
Technology Co. Ltd. Class A  1,600 1,615
ZTE Corp. Class A  800 3,635
ZTE Corp. Class H  3,000 9,328

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
ZTO Express Cayman, Inc. 1,566 $ 27,726
8,822,059
Colombia - 0.1%
spacing
Grupo Cibest SA 877 10,954
Interconexion Electrica SA ESP 1,640 7,940
18,894
Czech Republic - 0.1%
spacing
CEZ AS 453 26,610
Komercni Banka AS 230 11,130
Moneta Money Bank AS ~ 771 5,318
43,058
Egypt - 0.1%
spacing
Commercial International Bank - Egypt (CIB) 8,376 14,235
Eastern Co. SAE 5,187 3,138
Talaat Moustafa Group 2,418 2,708
20,081
Greece - 0.6%
spacing
Alpha Bank SA 8,179 28,807
Eurobank Ergasias Services & Holdings SA 9,539 32,855
Hellenic Telecommunications Organization SA 528 10,038
Jumbo SA 369 12,736
Metlen Energy & Metals SA 286 15,504
National Bank of Greece SA 3,167 40,381
OPAP SA 620 14,059
Piraeus Financial Holdings SA 3,975 27,538
Public Power Corp. SA 612 10,002
191,920
Hong Kong - 0.1%
spacing
China Common Rich Renewable Energy
Investments Ltd. * ± Ω 122,000 –
J&T Global Express Ltd. * 9,200 7,967
Orient Overseas International Ltd. 500 8,510
Sino Biopharmaceutical Ltd. 38,000 25,564
42,041
Hungary - 0.2%
spacing
MOL Hungarian Oil & Gas PLC 399 3,476
OTP Bank Nyrt 803 64,184
Richter Gedeon Nyrt 390 11,496
79,156
India - 18.1%
spacing
ABB India Ltd. 206 14,612
Adani Enterprises Ltd. 591 18,060
Adani Ports & Special Economic Zone Ltd. 1,963 33,202
Adani Power Ltd. * 2,120 14,461
Alkem Laboratories Ltd. 148 8,525
Ambuja Cements Ltd. 2,229 15,013
APL Apollo Tubes Ltd. 481 9,755
Apollo Hospitals Enterprise Ltd. 309 26,103
Ashok Leyland Ltd. 5,579 16,331
Asian Paints Ltd. 1,362 37,195
Astral Ltd. 523 9,191
AU Small Finance Bank Ltd. ~ 1,317 12,558
Aurobindo Pharma Ltd. * 950 12,578
Avenue Supermarts Ltd. * ~ 572 29,177
Axis Bank Ltd. 8,117 113,525
a Shares Value
Bajaj Auto Ltd. 249 $ 24,321
Bajaj Finance Ltd. 9,800 107,029
Bajaj Finserv Ltd. 1,372 32,892
Bajaj Holdings & Investment Ltd. 101 16,947
Balkrishna Industries Ltd. 293 8,358
Bank of Baroda 3,825 11,099
Bharat Electronics Ltd. 12,782 62,861
Bharat Forge Ltd. 968 14,777
Bharat Heavy Electricals Ltd. 4,138 12,855
Bharat Petroleum Corp. Ltd. 5,198 20,128
Bharti Airtel Ltd. 9,032 211,747
Bosch Ltd. 27 10,294
Britannia Industries Ltd. 368 25,108
BSE Ltd. 726 23,487
Canara Bank 6,459 8,603
CG Power & Industrial Solutions Ltd. 2,316 18,428
Cholamandalam Investment & Finance Co. Ltd. 1,526 28,992
Cipla Ltd. 1,906 33,484
Coal India Ltd. 5,496 25,132
Colgate-Palmolive India Ltd. 493 13,841
Container Corp. of India Ltd. 893 7,912
Coromandel International Ltd. 248 7,249
Cummins India Ltd. 517 20,504
Dabur India Ltd. 1,874 10,604
Divi's Laboratories Ltd. 420 33,368
Dixon Technologies India Ltd. ~ 130 22,724
DLF Ltd. 2,671 26,111
Dr. Reddy's Laboratories Ltd. 2,091 31,326
Eicher Motors Ltd. 481 31,734
Eternal Ltd. * 16,414 50,552
FSN E-Commerce Ventures Ltd. * 2,253 5,477
GAIL India Ltd. 8,666 19,293
GMR Airports Ltd. * 8,984 8,931
Godrej Consumer Products Ltd. 1,420 19,514
Godrej Properties Ltd. * 559 15,285
Grasim Industries Ltd. 946 31,384
Havells India Ltd. 961 17,380
HCL Technologies Ltd. 3,383 68,208
HDFC Asset Management Co. Ltd. ~ 353 21,380
HDFC Bank Ltd. 19,965 466,092
HDFC Life Insurance Co. Ltd. ~ 3,240 30,749
Hero MotoCorp Ltd. 456 22,530
Hindalco Industries Ltd. 4,695 37,985
Hindustan Aeronautics Ltd. ~ 714 40,557
Hindustan Petroleum Corp. Ltd. 3,304 16,884
Hindustan Unilever Ltd. 2,827 75,664
Hyundai Motor India Ltd. * 590 15,271
ICICI Bank Ltd. 18,561 313,676
ICICI Lombard General Insurance Co. Ltd. ~ 856 20,365
ICICI Prudential Life Insurance Co. Ltd. ~ 1,197 9,177
IDFC First Bank Ltd. * 13,421 11,400
Indian Hotels Co. Ltd. 3,064 27,172
Indian Oil Corp. Ltd. 9,435 16,175
Indian Railway Catering & Tourism Corp. Ltd. 910 8,297
Indus Towers Ltd. * 4,367 21,419
IndusInd Bank Ltd. * 2,095 21,306
Info Edge India Ltd. 1,301 22,587
Infosys Ltd. 11,763 219,764
InterGlobe Aviation Ltd. * ~ 681 47,496
ITC Ltd. 9,765 47,423
Jindal Stainless Ltd. 1,194 9,824
Jindal Steel & Power Ltd. 1,441 15,837
Jio Financial Services Ltd. * 10,509 40,087
JSW Energy Ltd. 1,613 9,826

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
JSW Steel Ltd. 2,110 $ 25,132
Jubilant Foodworks Ltd. 1,270 10,395
Kalyan Jewellers India Ltd. 1,496 9,699
Kotak Mahindra Bank Ltd. 3,842 96,930
Larsen & Toubro Ltd. 2,386 102,124
LTIMindtree Ltd. ~ 262 16,251
Lupin Ltd. 828 18,725
Macrotech Developers Ltd. ~ 1,110 17,946
Mahindra & Mahindra Ltd. 3,309 122,821
Mankind Pharma Ltd. * 464 12,556
Marico Ltd. 1,777 14,970
Maruti Suzuki India Ltd. 444 64,225
Max Healthcare Institute Ltd. 2,754 40,976
Mphasis Ltd. 389 12,914
MRF Ltd. 9 14,942
Muthoot Finance Ltd. 415 12,708
Nestle India Ltd. 1,043 29,987
NHPC Ltd. 11,182 11,183
NMDC Ltd. 10,684 8,727
NTPC Ltd. 15,536 60,667
Oberoi Realty Ltd. 476 10,583
Oil & Natural Gas Corp. Ltd. 10,851 30,905
Oil India Ltd. 1,719 8,706
Oracle Financial Services Software Ltd. 85 8,909
Page Industries Ltd. 20 11,523
PB Fintech Ltd. * 1,238 26,316
Persistent Systems Ltd. 395 27,841
Petronet LNG Ltd. 1,941 6,835
Phoenix Mills Ltd. 724 13,190
PI Industries Ltd. 279 13,351
Pidilite Industries Ltd. 545 19,423
Polycab India Ltd. 203 15,511
Power Finance Corp. Ltd. 5,428 27,081
Power Grid Corp. of India Ltd. 16,667 58,254
Prestige Estates Projects Ltd. 621 12,014
Punjab National Bank 8,464 10,908
Rail Vikas Nigam Ltd. ~ 1,993 9,247
REC Ltd. 4,833 22,708
Reliance Industries Ltd. 21,438 375,234
Samvardhana Motherson International Ltd. 11,908 21,497
SBI Cards & Payment Services Ltd. 957 10,636
SBI Life Insurance Co. Ltd. ~ 1,543 33,077
Shree Cement Ltd. 30 10,857
Shriram Finance Ltd. 5,062 41,742
Siemens Ltd. 330 12,514
Solar Industries India Ltd. 99 20,318
Sona Blw Precision Forgings Ltd. ~ 1,633 9,167
SRF Ltd. 473 17,887
State Bank of India 6,226 59,556
Sun Pharmaceutical Industries Ltd. 3,424 66,933
Sundaram Finance Ltd. 232 14,009
Supreme Industries Ltd. 247 12,651
Suzlon Energy Ltd. * 35,912 28,373
Tata Communications Ltd. 378 7,453
Tata Consultancy Services Ltd. 3,194 128,975
Tata Consumer Products Ltd. 2,078 26,635
Tata Elxsi Ltd. 129 9,492
Tata Motors Ltd. 7,410 59,447
Tata Power Co. Ltd. 5,740 27,148
Tata Steel Ltd. 26,075 48,632
Tech Mahindra Ltd. 1,917 37,724
Thermax Ltd. 161 6,421
Titan Co. Ltd. * 1,226 52,765
Torrent Pharmaceuticals Ltd. 423 16,815
a Shares Value
Torrent Power Ltd. 645 $ 11,037
Trent Ltd. 647 46,905
Tube Investments of India Ltd. 394 14,287
TVS Motor Co. Ltd. 849 28,890
UltraTech Cement Ltd. 409 57,689
Union Bank of India Ltd. 5,790 10,372
United Spirits Ltd. 892 14,855
UPL Ltd. 1,637 12,627
Varun Beverages Ltd. 4,872 25,997
Vedanta Ltd. 4,748 25,566
Vodafone Idea Ltd. * 90,869 7,869
Voltas Ltd. 849 13,013
Wipro Ltd. 9,172 28,459
Yes Bank Ltd. * 53,728 12,745
Zydus Lifesciences Ltd. 926 10,696
5,611,316
Indonesia - 1.2%
spacing
Alamtri Resources Indonesia Tbk. PT 47,300 5,340
Amman Mineral Internasional PT * 23,300 12,149
Astra International Tbk. PT 71,600 19,856
Bank Central Asia Tbk. PT 196,800 105,199
Bank Mandiri Persero Tbk. PT 132,400 39,771
Bank Negara Indonesia Persero Tbk. PT 52,700 13,376
Bank Rakyat Indonesia Persero Tbk. PT 242,097 55,818
Barito Pacific Tbk. PT * 85,788 8,779
Chandra Asri Pacific Tbk. PT 30,400 18,502
Charoen Pokphand Indonesia Tbk. PT 26,200 7,585
GoTo Gojek Tokopedia Tbk. PT * 3,274,800 11,699
Indofood CBP Sukses Makmur Tbk. PT 8,100 5,241
Indofood Sukses Makmur Tbk. PT 15,200 7,611
Kalbe Farma Tbk. PT 81,400 7,656
Sumber Alfaria Trijaya Tbk. PT 68,800 10,133
Telkom Indonesia Persero Tbk. PT 177,500 30,367
United Tractors Tbk. PT 4,500 5,945
365,027
Kuwait - 0.7%
spacing
Boubyan Bank KSCP 4,452 10,489
Gulf Bank KSCP 7,787 9,148
Kuwait Finance House KSCP 36,348 95,389
Mabanee Co. KPSC 2,367 6,771
Mobile Telecommunications Co. KSCP 4,216 6,668
National Bank of Kuwait SAKP 29,270 95,674
224,139
Luxembourg - 0.0%
spacing
Reinet Investments SCA 444 14,450
Malaysia - 1.3%
spacing
AMMB Holdings Bhd. 9,600 11,631
Axiata Group Bhd. 9,500 5,214
CelcomDigi Bhd. 13,000 12,143
CIMB Group Holdings Bhd. 29,220 47,128
Gamuda Bhd. 17,354 19,753
Genting Bhd. 7,800 5,651
Hong Leong Bank Bhd. 2,000 9,311
IHH Healthcare Bhd. 6,800 11,014
IOI Corp. Bhd. 8,500 7,554
Kuala Lumpur Kepong Bhd. 1,638 8,053
Malayan Banking Bhd. 18,988 43,743
Maxis Bhd. 9,000 7,721
MISC Bhd. 4,800 8,656

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Mr. DIY Group M Bhd. ~ 12,750 $ 4,967
Nestle Malaysia Bhd. 300 5,468
Petronas Chemicals Group Bhd. 10,800 8,960
Petronas Dagangan Bhd. 1,000 5,113
Petronas Gas Bhd. 3,000 12,554
PPB Group Bhd. 2,300 5,619
Press Metal Aluminium Holdings Bhd. 13,700 16,871
Public Bank Bhd. 52,200 53,436
QL Resources Bhd. 5,350 5,847
RHB Bank Bhd. 5,378 8,046
SD Guthrie Bhd. 7,602 8,382
Sime Darby Bhd. 10,000 3,919
Sunway Bhd. 9,700 10,832
Telekom Malaysia Bhd. 4,081 6,353
Tenaga Nasional Bhd. 8,300 28,365
YTL Corp. Bhd. 12,500 6,894
YTL Power International Bhd. 9,300 8,789
397,987
Mexico - 2.1%
spacing
Alfa SAB de CV Class A  13,562 10,017
America Movil SAB de CV 63,100 56,427
Arca Continental SAB de CV 1,800 19,025
Cemex SAB de CV 55,800 38,509
Coca-Cola Femsa SAB de CV 1,810 17,538
Fibra Uno Administracion SA de CV REIT 10,100 13,951
Fomento Economico Mexicano SAB de CV 6,100 62,806
Gruma SAB de CV Class B  540 9,317
Grupo Aeroportuario del Centro Norte SAB
de CV 1,000 13,137
Grupo Aeroportuario del Pacifico SAB de CV
Class B  1,410 32,366
Grupo Aeroportuario del Sureste SAB de CV
Class B  670 21,389
Grupo Bimbo SAB de CV 4,800 13,391
Grupo Carso SAB de CV Class Series A1  2,100 14,972
Grupo Comercial Chedraui SA de CV 900 7,146
Grupo Financiero Banorte SAB de CV Class O  8,700 79,524
Grupo Financiero Inbursa SAB de CV Class O  6,900 17,812
Grupo Mexico SAB de CV 10,800 65,418
Industrias Penoles SAB de CV * 700 19,464
Kimberly-Clark de Mexico SAB de CV Class A  4,900 8,965
Prologis Property Mexico SA de CV REIT 3,819 14,434
Promotora y Operadora de Infraestructura
SAB de CV 720 8,113
Qualitas Controladora SAB de CV 700 7,188
Southern Copper Corp. 317 32,071
Wal-Mart de Mexico SAB de CV 18,900 62,599
645,579
Peru - 0.2%
spacing
Cia de Minas Buenaventura SAA ADR 616 10,114
Credicorp Ltd. 238 53,198
63,312
Philippines - 0.5%
spacing
Ayala Corp. 900 9,105
Ayala Land, Inc. 24,700 11,852
Bank of the Philippine Islands 7,821 18,050
BDO Unibank, Inc. 8,721 23,656
International Container Terminal Services, Inc. 3,630 26,464
Jollibee Foods Corp. 1,650 6,329
Manila Electric Co. 1,040 9,942
Metropolitan Bank & Trust Co. 6,740 8,675
a Shares Value
PLDT, Inc. 250 $ 5,406
SM Investments Corp. 810 12,539
SM Prime Holdings, Inc. 37,200 15,486
147,504
Poland - 1.1%
spacing
Allegro.eu SA * ~ 2,472 23,800
Bank Millennium SA * 1,753 6,965
Bank Polska Kasa Opieki SA 678 34,920
Budimex SA 34 5,269
CCC SA * 181 10,303
CD Projekt SA 235 18,340
Dino Polska SA * ~ 174 25,427
KGHM Polska Miedz SA * 505 18,075
LPP SA 4 16,303
mBank SA * 55 12,175
ORLEN SA 1,880 42,848
PGE Polska Grupa Energetyczna SA * 3,141 9,943
Powszechna Kasa Oszczednosci Bank Polski
SA 3,200 66,863
Powszechny Zaklad Ubezpieczen SA 2,094 36,618
Santander Bank Polska SA 150 20,613
Zabka Group SA * 950 5,710
354,172
Qatar - 0.7%
spacing
Al Rayan Bank 21,809 13,943
Barwa Real Estate Co. 6,792 5,179
Commercial Bank PSQC 11,694 14,610
Dukhan Bank 6,775 6,769
Industries Qatar QSC 5,422 18,391
Mesaieed Petrochemical Holding Co. 21,889 8,095
Ooredoo QPSC 2,838 9,974
Qatar Electricity & Water Co. QSC 1,562 6,950
Qatar Fuel QSC 716 2,946
Qatar Gas Transport Co. Ltd. 9,847 13,414
Qatar International Islamic Bank QSC 3,626 10,843
Qatar Islamic Bank QPSC 6,450 39,239
Qatar National Bank QPSC 16,385 78,070
228,423
Romania - 0.0%
spacing
NEPI Rockcastle NV 1,842 14,041
Russia - 0.0%
spacing
Alrosa PJSC * ± Ω 104,260 –
Gazprom PJSC * ± Ω 58,020 –
Gazprom PJSC ADR (LI) * ± Ω 194,171 1
Gazprom PJSC ADR (OTC) * ± Ω 8,195 –
GMK Norilskiy Nickel PAO * ± Ω 29,800 –
Inter RAO UES PJSC * ± Ω 1,499,500 –
LUKOIL PJSC * ± Ω 2,583 –
LUKOIL PJSC ADR (SEAQ) * ± Ω 13,502 –
MMC Norilsk Nickel PJSC ADR * ± Ω 21,092 –
Moscow Exchange MICEX-RTS PJSC * ± Ω 58,150 –
Novatek PJSC GDR (LI) * ~ ± Ω 3,114 –
Novatek PJSC GDR (OTC) * ~ ± Ω 123 –
Novolipetsk Steel PJSC * ± Ω 4,620 –
Novolipetsk Steel PJSC GDR * ± Ω 5,165 –
Novolipetsk Steel PJSC GDR * ~ ± Ω 312 –
PhosAgro PJSC * ± Ω 34 –
PhosAgro PJSC GDR (LI) * ~ ± Ω 5,005 –
Polyus PJSC * ± Ω 2,410 –

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Polyus PJSC GDR * ~ ± Ω 262 $ –
Polyus PJSC ADR * ± Ω 2,028 –
Rosneft Oil Co. PJSC * ± Ω 3,660 –
Rosneft Oil Co. PJSC GDR * ~ ± Ω 41,896 –
Sberbank of Russia PJSC * ± Ω 41,510 –
Sberbank of Russia PJSC ADR (OTC) * ± Ω 2,527 –
Sberbank of Russia PJSC ADR (SEAQ) * ± Ω 92,176 –
Severstal PAO * ± Ω 812 –
Severstal PAO GDR * ~ ± Ω 7,476 –
Surgutneftegas PJSC ADR (LI) * ± Ω 49,470 –
Tatneft PJSC * ± Ω 9,037 –
Tatneft PJSC ADR * ± Ω 7,942 –
United Co. RUSAL International PJSC * ± Ω 114,970 –
VK IPJSC GDR * ~ ± Ω 4,153 –
VTB Bank PJSC * ± Ω 4,200 –
VTB Bank PJSC GDR * ~ ± Ω 57,906 –
1
Saudi Arabia - 3.5%
spacing
ACWA Power Co. * 540 36,806
Ades Holding Co. 1,152 4,207
Al Rajhi Bank 6,943 175,122
Al Rajhi Co. for Co-operative Insurance * 153 5,248
Alinma Bank 4,426 31,641
Almarai Co. JSC 1,711 23,126
Arab National Bank 3,269 18,930
Arabian Internet & Communications Services
Co. 87 6,178
Bank Al-Jazira * 2,350 8,051
Bank AlBilad 2,725 19,117
Banque Saudi Fransi 4,300 20,474
Bupa Arabia for Cooperative Insurance Co. 303 14,389
Co. for Cooperative Insurance 272 11,459
Dallah Healthcare Co. 131 4,561
Dar Al Arkan Real Estate Development Co. * 1,923 9,850
Dr. Sulaiman Al Habib Medical Services Group
Co. 301 21,761
Elm Co. 88 23,497
Etihad Etisalat Co. 1,379 21,804
Jabal Omar Development Co. * 1,808 9,720
Jarir Marketing Co. 1,420 4,747
Makkah Construction & Development Co. 313 7,695
Mouwasat Medical Services Co. 367 7,384
Nahdi Medical Co. 120 4,086
Riyad Bank 5,302 40,616
SABIC Agri-Nutrients Co. 850 24,304
Sahara International Petrochemical Co. 1,356 7,168
SAL Saudi Logistics Services 95 4,756
Saudi Arabian Mining Co. * 4,764 68,033
Saudi Arabian Oil Co. ~ 21,021 136,298
Saudi Aramco Base Oil Co. 200 5,451
Saudi Awwal Bank 3,635 32,652
Saudi Basic Industries Corp. 3,274 47,707
Saudi Electricity Co. 1,072 4,199
Saudi Industrial Investment Group 1,286 5,754
Saudi Investment Bank 1,891 7,321
Saudi Kayan Petrochemical Co. * 2,426 3,344
Saudi National Bank 10,436 100,484
Saudi Research & Media Group * 139 7,164
Saudi Tadawul Group Holding Co. 179 8,422
Saudi Telecom Co. 6,938 78,701
Yanbu National Petrochemical Co. 1,040 8,379
1,080,606
a Shares Value
South Africa - 2.9%
spacing
Absa Group Ltd. 3,070 $ 30,557
Aspen Pharmacare Holdings Ltd. 1,377 9,294
Bid Corp. Ltd. 980 25,875
Bidvest Group Ltd. 1,245 16,422
Capitec Bank Holdings Ltd. 312 62,383
Clicks Group Ltd. 648 13,579
Discovery Ltd. 1,651 20,070
FirstRand Ltd. 18,486 79,025
Gold Fields Ltd. 3,176 75,207
Harmony Gold Mining Co. Ltd. 2,074 28,857
Impala Platinum Holdings Ltd. * 3,250 29,202
Kumba Iron Ore Ltd. 241 3,880
MTN Group Ltd. 6,065 48,279
Naspers Ltd. Class N  581 181,280
Nedbank Group Ltd. 1,717 23,572
Old Mutual Ltd. 16,279 11,099
OUTsurance Group Ltd. 2,616 11,574
Pepkor Holdings Ltd. ~ 8,717 13,420
Remgro Ltd. 1,857 16,619
Sanlam Ltd. 6,308 31,594
Sasol Ltd. * 2,164 9,636
Shoprite Holdings Ltd. 1,688 26,406
Standard Bank Group Ltd. 4,773 61,284
Valterra Platinum Ltd. 772 34,375
Vodacom Group Ltd. 1,873 14,462
Woolworths Holdings Ltd. 3,043 8,897
886,848
South Korea - 10.3%
spacing
Alteogen, Inc. * 143 39,400
Amorepacific Corp. 109 11,024
Celltrion, Inc. 579 68,322
CJ CheilJedang Corp. 29 5,336
Coway Co. Ltd. 194 13,863
DB Insurance Co. Ltd. 156 14,235
Doosan Bobcat, Inc. 192 8,253
Doosan Enerbility Co. Ltd. * 1,610 81,568
Ecopro BM Co. Ltd. * 185 13,737
Ecopro Co. Ltd. 385 12,830
Hana Financial Group, Inc. 1,005 64,017
Hanjin Kal Corp. 84 7,306
Hankook Tire & Technology Co. Ltd. 254 7,462
Hanmi Semiconductor Co. Ltd. 171 12,842
Hanwha Aerospace Co. Ltd. 113 70,911
Hanwha Ocean Co. Ltd. * 382 22,376
Hanwha Systems Co. Ltd. 260 11,153
HD Hyundai Co. Ltd. 150 14,373
HD Hyundai Electric Co. Ltd. 87 32,615
HD Hyundai Heavy Industries Co. Ltd. 80 25,251
HD Korea Shipbuilding & Offshore Engineering
Co. Ltd. 151 40,776
HLB, Inc. * 437 15,835
HMM Co. Ltd. 959 15,990
HYBE Co. Ltd. 83 18,977
Hyundai Glovis Co. Ltd. 134 13,341
Hyundai Mobis Co. Ltd. 217 46,036
Hyundai Motor Co. 490 73,577
Hyundai Rotem Co. Ltd. 273 39,617
Industrial Bank of Korea 291 3,930
Kakao Corp. 1,109 49,193
KakaoBank Corp. 593 13,141
KB Financial Group, Inc. 1,324 108,801

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Kia Corp. 853 $ 61,036
Korea Aerospace Industries Ltd. 259 17,200
Korea Electric Power Corp. 919 26,557
Korea Investment Holdings Co. Ltd. 150 15,479
Korea Zinc Co. Ltd. 14 8,469
Korean Air Lines Co. Ltd. 598 10,102
Krafton, Inc. * 103 27,654
KT&G Corp. 336 31,714
LG Chem Ltd. 180 28,112
LG Corp. 306 18,004
LG Display Co. Ltd. * 1,162 7,707
LG Electronics, Inc. 355 19,360
LG Energy Solution Ltd. * 173 37,981
LG H&H Co. Ltd. 30 7,087
LG Innotek Co. Ltd. 55 5,988
LG Uplus Corp. 553 5,855
LS Electric Co. Ltd. 57 12,600
Meritz Financial Group, Inc. 290 24,125
Mirae Asset Securities Co. Ltd. 788 12,490
NAVER Corp. 505 98,063
NH Investment & Securities Co. Ltd. 500 7,394
Orion Corp. 74 5,954
POSCO Future M Co. Ltd. * 118 11,013
POSCO Holdings, Inc. 256 49,317
Posco International Corp. 191 7,012
S-Oil Corp. 82 3,636
Samsung Biologics Co. Ltd. * ~ 63 46,231
Samsung C&T Corp. 299 35,636
Samsung Electro-Mechanics Co. Ltd. 219 21,759
Samsung Electronics Co. Ltd. 16,845 744,913
Samsung Fire & Marine Insurance Co. Ltd. 108 34,629
Samsung Heavy Industries Co. Ltd. * 2,442 30,198
Samsung Life Insurance Co. Ltd. 278 26,178
Samsung SDI Co. Ltd. 239 30,516
Samsung SDS Co. Ltd. 145 18,175
Samyang Foods Co. Ltd. 15 15,486
Shinhan Financial Group Co. Ltd. 1,508 68,368
SK Biopharmaceuticals Co. Ltd. * 118 8,036
SK Hynix, Inc. 1,960 422,344
SK Innovation Co. Ltd. * 237 21,483
SK Square Co. Ltd. * 335 45,027
SK Telecom Co. Ltd. 154 6,479
SK, Inc. 131 19,787
SKC Co. Ltd. * 72 5,858
Woori Financial Group, Inc. 2,214 36,839
Yuhan Corp. 208 16,020
3,189,959
Taiwan - 18.8%
spacing
Accton Technology Corp. 2,000 49,988
Acer, Inc. 11,000 11,399
Advantech Co. Ltd. 1,898 22,019
ASE Technology Holding Co. Ltd. 12,000 60,201
Asia Cement Corp. 9,000 13,138
Asia Vital Components Co. Ltd. 1,000 25,542
Asustek Computer, Inc. 3,000 66,322
AUO Corp. 23,400 9,890
Catcher Technology Co. Ltd. 2,000 14,523
Cathay Financial Holding Co. Ltd. 35,202 75,774
Chailease Holding Co. Ltd. 5,454 23,622
Chang Hwa Commercial Bank Ltd. 23,516 15,054
Cheng Shin Rubber Industry Co. Ltd. 7,000 9,055
China Airlines Ltd. 11,000 8,128
China Steel Corp. 44,000 28,299
a Shares Value
Chunghwa Telecom Co. Ltd. 14,000 $ 64,758
Compal Electronics, Inc. 16,000 15,914
CTBC Financial Holding Co. Ltd. 61,000 91,294
Delta Electronics, Inc. 7,000 99,057
E Ink Holdings, Inc. 3,000 22,706
E.Sun Financial Holding Co. Ltd. 53,927 60,618
Eclat Textile Co. Ltd. * 1,000 14,050
Elite Material Co. Ltd. 1,000 30,239
Eva Airways Corp. 10,000 13,649
Evergreen Marine Corp. Taiwan Ltd. 4,000 27,239
Far Eastern New Century Corp. 11,000 12,390
Far EasTone Telecommunications Co. Ltd. 7,000 21,458
Feng TAY Enterprise Co. Ltd. 2,080 8,733
First Financial Holding Co. Ltd. 42,192 41,955
Formosa Chemicals & Fibre Corp. 13,000 10,199
Formosa Plastics Corp. 16,000 19,092
Fortune Electric Co. Ltd. 200 3,854
Fubon Financial Holding Co. Ltd. 30,072 90,055
Gigabyte Technology Co. Ltd. 2,000 19,434
Globalwafers Co. Ltd. 1,000 10,321
Hon Hai Precision Industry Co. Ltd. 45,000 248,280
Hotai Motor Co. Ltd. * 1,120 21,583
Hua Nan Financial Holdings Co. Ltd. 34,539 32,136
Innolux Corp. 28,063 11,240
International Games System Co. Ltd. 1,000 29,356
Inventec Corp. 9,000 13,043
KGI Financial Holding Co. Ltd. 60,214 30,886
Lite-On Technology Corp. 8,000 30,327
MediaTek, Inc. 6,000 257,092
Mega Financial Holding Co. Ltd. 44,194 62,065
Micro-Star International Co. Ltd. 2,000 9,833
Nan Ya Plastics Corp. 20,000 18,686
Nien Made Enterprise Co. Ltd. 1,000 13,941
Novatek Microelectronics Corp. 2,000 37,302
Pegatron Corp. 7,000 18,440
PharmaEssentia Corp. * 1,000 18,758
Pou Chen Corp. * 8,000 8,483
President Chain Store Corp. 2,000 17,540
Quanta Computer, Inc. 10,000 94,064
Realtek Semiconductor Corp. 2,000 38,842
Ruentex Development Co. Ltd. 5,900 6,015
Shanghai Commercial & Savings Bank Ltd. 15,178 24,095
Shin Kong Financial Holding Co. Ltd. * 54,812 21,203
SinoPac Financial Holdings Co. Ltd. 40,207 33,301
Synnex Technology International Corp. 5,000 11,019
Taishin Financial Holding Co. Ltd. 44,919 24,230
Taiwan Business Bank 26,408 13,877
Taiwan Cooperative Financial Holding Co. Ltd. 40,313 34,134
Taiwan High Speed Rail Corp. 7,000 6,768
Taiwan Mobile Co. Ltd. 7,000 27,545
Taiwan Semiconductor Manufacturing Co. Ltd. 87,000 3,181,533
TCC Group Holdings Co. Ltd. 25,493 22,252
Uni-President Enterprises Corp. 18,000 49,894
Unimicron Technology Corp. 5,000 19,515
United Microelectronics Corp. 41,000 61,840
Vanguard International Semiconductor Corp. 4,098 14,112
Wan Hai Lines Ltd. 2,500 7,603
Wistron Corp. 10,000 42,073
WPG Holdings Ltd. 6,000 14,422
Yageo Corp. 1,461 24,244
Yang Ming Marine Transport Corp. 6,000 14,586
Yuanta Financial Holding Co. Ltd. 37,589 43,991
Zhen Ding Technology Holding Ltd. 2,000 6,883
5,827,001

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Thailand - 1.0%
spacing
Advanced Info Service PCL 3,800 $ 32,570
Airports of Thailand PCL 17,200 16,031
Bangkok Dusit Medical Services PCL 37,700 24,126
Bumrungrad Hospital PCL 2,300 9,879
Central Pattana PCL 8,100 11,521
Charoen Pokphand Foods PCL 12,400 8,781
CP ALL PCL 19,000 25,735
CP Axtra PCL 7,577 4,179
Delta Electronics Thailand PCL NVDR 11,300 33,544
Gulf Development PCL * 15,189 18,105
Home Product Center PCL 21,300 4,266
Kasikornbank PCL NVDR 2,000 9,447
Krung Thai Bank PCL 11,900 7,806
Minor International PCL 11,490 8,219
PTT Exploration & Production PCL 5,200 17,526
PTT Oil & Retail Business PCL 11,500 4,006
PTT PCL 36,300 33,520
SCB X PCL 1,050 3,758
SCB X PCL NVDR 1,100 3,978
Siam Cement PCL 2,800 14,502
TMBThanachart Bank PCL 101,000 5,877
True Corp. PCL * 37,074 12,680
310,056
Turkey - 0.5%
spacing
Akbank TAS 11,436 19,598
Aselsan Elektronik Sanayi Ve Ticaret AS 4,740 17,950
BIM Birlesik Magazalar AS 1,630 20,253
Coca-Cola Icecek AS 2,630 3,252
Eregli Demir ve Celik Fabrikalari TAS 12,744 8,542
Ford Otomotiv Sanayi AS 2,480 5,564
Haci Omer Sabanci Holding AS 3,903 8,791
KOC Holding AS 2,800 10,836
Pegasus Hava Tasimaciligi AS * 861 5,559
Sasa Polyester Sanayi AS * 41,915 3,223
Turk Hava Yollari AO * 2,005 14,284
Turkcell Iletisim Hizmetleri AS 4,515 10,921
Turkiye Is Bankasi AS Class C  26,163 8,781
Turkiye Petrol Rafinerileri AS 3,264 11,478
Turkiye Sise ve Cam Fabrikalari AS 4,537 4,108
Yapi ve Kredi Bankasi AS * 12,518 9,970
163,110
United Arab Emirates - 1.6%
spacing
Abu Dhabi Commercial Bank PJSC 10,860 39,862
Abu Dhabi Islamic Bank PJSC 5,305 31,060
Abu Dhabi National Oil Co. for Distribution
PJSC 9,520 9,513
ADNOC Drilling Co. PJSC 10,655 16,537
Adnoc Gas PLC 20,320 18,921
Aldar Properties PJSC 13,926 33,840
Americana Restaurants International PLC -
Foreign Co. 11,149 6,830
Dubai Electricity & Water Authority PJSC 21,830 16,764
Dubai Islamic Bank PJSC 8,425 20,803
Emaar Development PJSC 3,722 13,703
Emaar Properties PJSC 23,606 87,570
Emirates NBD Bank PJSC 6,950 43,146
Emirates Telecommunications Group Co.
PJSC 11,432 54,785
First Abu Dhabi Bank PJSC 16,073 72,639
Multiply Group PJSC * 12,997 8,540
a Shares Value
Salik Co. PJSC 6,325 $ 10,418
484,931
United Kingdom - 0.3%
spacing
Anglogold Ashanti PLC 1,789 81,724
United States - 0.0%
spacing
Legend Biotech Corp. ADR * 245 8,695
Total Common Stocks
    (Cost $34,984,835) 30,444,706
Principal
Amount
SHORT-TERM INVESTMENTS - 0.2%
U.S. Treasury Bills - 0.2%
4.391% due 08/21/25 ‡ $ 47,000 46,713
Total Short-Term Investments
(Cost $46,720) 46,713
TOTAL INVESTMENTS - 99.9%
(Cost $35,556,261) 31,018,514
DERIVATIVES - 0.0% 2,142
OTHER ASSETS & LIABILITIES, NET - 0.1% 38,038
NET ASSETS - 100.0% $ 31,058,694

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2025, the Fund’s composition by country of risk as a percentage of net assets was as follows:
(c) As of June 30, 2025, an investment with a value of $29,817 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.
(d) As of June 30, 2025, investments with a total aggregate value of $1 or less than 0.1% of the Fund’s net assets were determined by a valuation committee established under the Valuation Policy.
(e) As of June 30, 2025, open futures contracts outstanding were as follows:
Financial 26 .2%
Technology 20 .5%
Communications 17 .1%
Industrial 8 .1%
Consumer, Cyclical 8 .1%
Consumer, Non-Cyclical 7 .6%
Basic Materials 5 .0%
Energy 4 .4%
Others (each less than 3.0%) 2 .9%
99 .9%
Derivatives 0 .0%
Other Assets & Liabilities, Net 0 .1%
100 .0%
China 28 .4%
Taiwan 18 .8%
India 18 .1%
South Korea 10 .7%
Brazil 4 .3%
Saudi Arabia 3 .5%
Others (each less than 3.0%) 16 .1%
99 .9%
Derivatives 0 .0%
Other Assets and Liabilities, Net 0 .1%
100 .0%
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI Emerging Markets Index 09/25 5 $ 306,233 $ 308,375 $ 2,142

PACIFIC SELECT FUND
PD EMERGING MARKETS INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(f) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Rights $ 1,261 $ – $ 1,261 $ –
Warrants 1,442 – 1,442 –
Preferred Stocks
Brazil 353,640 353,640 – –
Chile 18,959 18,959 – –
Colombia 18,940 – 18,940 –
South Korea 132,853 – 132,853 –
Total Preferred Stocks 524,392 372,599 151,793 –
Common Stocks
Brazil 1,003,352 1,003,352 – –
Chile 125,264 125,264 – –
China 8,822,059 507,957 8,314,102 –
Colombia 18,894 7,940 10,954 –
Czech Republic 43,058 26,610 16,448 –
Egypt 20,081 3,138 16,943 –
Greece 191,920 65,640 126,280 –
Hong Kong 42,041 – 42,041 –
Hungary 79,156 11,496 67,660 –
India 5,611,316 66,883 5,544,433 –
Indonesia 365,027 – 365,027 –
Kuwait 224,139 6,771 217,368 –
Luxembourg 14,450 14,450 – –
Malaysia 397,987 31,621 366,366 –
Mexico 645,579 645,579 – –
Peru 63,312 63,312 – –
Philippines 147,504 56,017 91,487 –
Poland 354,172 – 354,172 –
Qatar 228,423 87,709 140,714 –
Romania 14,041 14,041 – –
Russia 1 – – 1
Saudi Arabia 1,080,606 87,986 992,620 –
South Africa 886,848 196,654 690,194 –
South Korea 3,189,959 – 3,189,959 –
Taiwan 5,827,001 – 5,827,001 –
Thailand 310,056 18,105 291,951 –
Turkey 163,110 20,253 142,857 –
United Arab Emirates 484,931 130,811 354,120 –
United Kingdom 81,724 – 81,724 –
United States 8,695 8,695 – –
Total Common Stocks 30,444,706 3,200,284 27,244,421 1
Short-Term Investments 46,713 – 46,713 –
Derivatives:
Equity Contracts
Futures 2,142 2,142 – –
Total $ 31,020,656 $ 3,575,025 $ 27,445,630 $ 1

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments
June 30, 2025 (Unaudited)

See Notes to Financial Statements
a Shares Value
WARRANTS - 0.0%
Canada - 0.0%
Constellation Software, Inc. Exercise @ $1.00
Exp 03/31/40 * 828 $ –
Total Warrants
    (Cost $0) –
PREFERRED STOCKS - 0.2%
Germany - 0.2%
spacing
Bayerische Motoren Werke AG 2,528 209,940
Dr. Ing hc F Porsche AG ~ 5,144 254,236
Henkel AG & Co. KGaA 7,645 600,772
Volkswagen AG 9,314 984,616
2,049,564
Total Preferred Stocks
    (Cost $2,880,211) 2,049,564
COMMON STOCKS - 97.6%
Australia - 5.7%
spacing
ANZ Group Holdings Ltd. 134,216 2,573,832
Aristocrat Leisure Ltd. 25,428 1,089,457
BHP Group Ltd. 229,281 5,515,949
Commonwealth Bank of Australia 75,590 9,199,929
Fortescue Ltd. 76,492 768,915
Glencore PLC * 463,149 1,804,725
Goodman Group REIT 91,746 2,068,378
Macquarie Group Ltd. 16,355 2,459,884
National Australia Bank Ltd. 138,333 3,585,286
Rio Tinto Ltd. 16,768 1,187,011
Rio Tinto PLC 50,977 2,967,069
Telstra Group Ltd. 181,848 579,845
Transurban Group >> 140,405 1,291,860
Wesfarmers Ltd. 51,258 2,860,573
Westpac Banking Corp. 154,625 3,446,054
WiseTech Global Ltd. 9,067 650,248
Woodside Energy Group Ltd. 85,766 1,324,820
Woolworths Group Ltd. 55,179 1,130,276
44,504,111
Austria - 0.0%
spacing
Verbund AG 3,076 236,318
Belgium - 0.7%
spacing
Anheuser-Busch InBev SA 44,648 3,071,800
KBC Group NV 10,373 1,070,593
UCB SA 5,711 1,123,684
5,266,077
Brazil - 0.2%
spacing
Wheaton Precious Metals Corp. 20,492 1,842,813
Canada - 11.1%
spacing
Agnico Eagle Mines Ltd. 22,732 2,708,309
Alimentation Couche-Tard, Inc. 34,259 1,702,950
Bank of Montreal 32,705 3,624,389
Bank of Nova Scotia † 56,260 3,110,981
Barrick Mining Corp. 77,685 1,615,425
BCE, Inc. 3,331 73,873
a Shares Value
Brookfield Asset Management Ltd. Class A  18,489 $ 1,023,327
Brookfield Corp. 61,558 3,809,883
Canadian Imperial Bank of Commerce 42,462 3,014,046
Canadian National Railway Co. 24,130 2,514,269
Canadian Natural Resources Ltd. (TSE) 94,822 2,980,269
Canadian Pacific Kansas City Ltd. 42,019 3,338,069
Cenovus Energy, Inc. 61,780 840,671
CGI, Inc. 9,087 954,310
Constellation Software, Inc. 909 3,333,078
Dollarama, Inc. 12,513 1,763,077
Enbridge, Inc. 98,431 4,463,458
Fairfax Financial Holdings Ltd. 892 1,610,087
Fortis, Inc. 22,657 1,081,813
Franco-Nevada Corp. 8,699 1,428,188
George Weston Ltd. 2,635 528,471
Great-West Lifeco, Inc. 12,612 479,659
Hydro One Ltd. ~ 14,892 536,626
Imperial Oil Ltd. 8,048 639,348
Intact Financial Corp. 8,056 1,873,275
Loblaw Cos. Ltd. 6,784 1,122,156
Manulife Financial Corp. 77,835 2,488,662
National Bank of Canada † 17,674 1,823,793
Nutrien Ltd. † 22,068 1,285,916
Pembina Pipeline Corp. 26,225 984,677
Restaurant Brands International, Inc. 14,059 932,586
Royal Bank of Canada 63,915 8,423,591
Shopify, Inc. Class A * 55,008 6,344,451
Sun Life Financial, Inc. 25,876 1,721,773
Suncor Energy, Inc. 55,881 2,093,255
TC Energy Corp. † 46,944 2,291,784
TELUS Corp. 19,970 320,723
TELUS Corp. * 2,600 41,757
Thomson Reuters Corp. 7,116 1,430,986
Toronto-Dominion Bank 79,124 5,819,761
86,173,722
China - 0.5%
spacing
BOC Hong Kong Holdings Ltd. 167,006 727,018
Prosus NV 59,101 3,315,949
4,042,967
Denmark - 1.9%
spacing
AP Moller - Maersk AS Class A  132 243,535
AP Moller - Maersk AS Class B  192 357,062
Coloplast AS Class B  5,697 542,371
DSV AS 9,232 2,214,334
Novo Nordisk AS Class B  145,475 10,080,546
Novonesis Novozymes B Class B  15,916 1,142,719
14,580,567
Finland - 0.7%
spacing
Kone OYJ Class B  15,353 1,011,467
Nokia OYJ (OMXH) 240,554 1,248,145
Nordea Bank Abp 141,914 2,105,678
Sampo OYJ Class A  109,366 1,177,053
5,542,343
France - 9.3%
spacing
Air Liquide SA 26,127 5,387,415
Airbus SE 26,840 5,614,946
AXA SA 80,033 3,930,023
BNP Paribas SA 45,970 4,123,587
Capgemini SE 7,353 1,259,102

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Cie de Saint-Gobain SA 20,288 $ 2,383,338
Cie Generale des Etablissements Michelin
SCA 30,284 1,126,390
Credit Agricole SA 47,838 905,013
Danone SA 29,160 2,385,968
Dassault Systemes SE 30,273 1,097,143
Engie SA 82,501 1,939,004
EssilorLuxottica SA 13,432 3,688,329
Hermes International SCA 1,430 3,876,538
Kering SA 3,362 732,431
Legrand SA 11,845 1,587,568
L'Oreal SA 10,861 4,652,350
LVMH Moet Hennessy Louis Vuitton SE 12,425 6,502,998
Orange SA 84,108 1,280,812
Pernod Ricard SA 9,116 909,334
Safran SA 16,265 5,304,412
Sartorius Stedim Biotech 1,319 315,587
Societe Generale SA 32,535 1,861,139
Thales SA 4,186 1,236,019
TotalEnergies SE 92,284 5,640,645
Veolia Environnement SA 28,437 1,015,255
Vinci SA 22,361 3,297,585
72,052,931
Germany - 9.6%
spacing
adidas AG 7,724 1,803,013
Allianz SE 17,443 7,078,952
BASF SE 40,315 1,993,960
Bayer AG 44,376 1,336,929
Bayerische Motoren Werke AG 13,094 1,166,143
Beiersdorf AG 4,481 563,253
Daimler Truck Holding AG 21,461 1,018,195
Deutsche Bank AG 83,602 2,478,417
Deutsche Boerse AG 8,505 2,778,495
Deutsche Post AG 43,363 2,008,568
Deutsche Telekom AG 157,666 5,771,143
E.ON SE 101,411 1,868,562
Hannover Rueck SE 2,724 858,369
Henkel AG & Co. KGaA 4,694 340,434
Infineon Technologies AG 58,988 2,517,138
Mercedes-Benz Group AG 32,620 1,900,447
Merck KGaA 5,838 756,946
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen 6,042 3,923,280
Rheinmetall AG 2,019 4,275,632
RWE AG 28,559 1,193,430
SAP SE 47,167 14,422,706
Siemens AG 34,329 8,817,690
Siemens Energy AG * 30,689 3,586,959
Siemens Healthineers AG ~ 15,285 848,537
Vonovia SE 33,451 1,185,951
74,493,149
Hong Kong - 1.5%
spacing
AIA Group Ltd. 483,065 4,375,815
CLP Holdings Ltd. 73,996 624,952
Hang Seng Bank Ltd. 34,024 510,570
Hong Kong Exchanges & Clearing Ltd. 54,415 2,926,794
Prudential PLC 117,859 1,475,152
Sun Hung Kai Properties Ltd. 65,496 754,713
Techtronic Industries Co. Ltd. 65,998 728,220
11,396,216
a Shares Value
Israel - 0.1%
spacing
Check Point Software Technologies Ltd. * 3,916 $ 866,415
Italy - 2.5%
spacing
Enel SpA 367,381 3,486,706
Eni SpA 99,497 1,607,287
Ferrari NV 5,694 2,789,553
Generali 38,990 1,386,933
Intesa Sanpaolo SpA 683,559 3,937,581
Ryanair Holdings PLC 38,403 1,089,328
Snam SpA 91,085 551,400
UniCredit SpA 63,324 4,247,987
19,096,775
Japan - 17.6%
spacing
Advantest Corp. 34,600 2,564,932
Aeon Co. Ltd. 33,500 1,026,868
Ajinomoto Co., Inc. 40,900 1,109,337
Astellas Pharma, Inc. 81,700 799,921
Bridgestone Corp. 25,800 1,055,018
Canon, Inc. 42,200 1,223,957
Central Japan Railway Co. 34,900 780,175
Chugai Pharmaceutical Co. Ltd. 30,300 1,582,200
Dai-ichi Life Holdings, Inc. 158,800 1,207,294
Daiichi Sankyo Co. Ltd. 77,600 1,797,843
Daikin Industries Ltd. 11,900 1,396,865
Daiwa House Industry Co. Ltd. 25,300 869,378
Denso Corp. 85,500 1,153,847
Disco Corp. 4,100 1,214,598
East Japan Railway Co. 41,000 881,948
FANUC Corp. 42,700 1,159,189
Fast Retailing Co. Ltd. 8,600 2,948,629
FUJIFILM Holdings Corp. 50,600 1,095,772
Fujitsu Ltd. 79,500 1,928,620
Hitachi Ltd. 206,900 6,013,410
Honda Motor Co. Ltd. 190,800 1,839,855
Hoya Corp. 15,600 1,852,689
ITOCHU Corp. 53,700 2,812,000
Japan Post Bank Co. Ltd. 81,433 877,891
Japan Post Holdings Co. Ltd. 80,600 746,535
Japan Tobacco, Inc. † 54,200 1,596,700
Kao Corp. 21,000 940,917
KDDI Corp. 138,600 2,379,842
Keyence Corp. 8,800 3,518,487
Komatsu Ltd. 40,800 1,346,136
LY Corp. 129,200 475,793
Marubeni Corp. 63,800 1,286,095
Mitsubishi Corp. 154,400 3,085,202
Mitsubishi Electric Corp. 85,900 1,847,620
Mitsubishi Heavy Industries Ltd. 144,800 3,623,530
Mitsubishi UFJ Financial Group, Inc. 517,800 7,059,472
Mitsui & Co. Ltd. 111,500 2,272,366
Mitsui Fudosan Co. Ltd. 119,400 1,155,921
Mizuho Financial Group, Inc. 107,900 2,995,296
MS&AD Insurance Group Holdings, Inc. 58,100 1,298,860
Murata Manufacturing Co. Ltd. 75,400 1,114,464
NIDEC Corp. 37,700 732,627
Nintendo Co. Ltd. 49,900 4,791,886
Nippon Telegraph & Telephone Corp. 1,349,700 1,442,978
NTT Data Group Corp. 12,700 351,545
Oriental Land Co. Ltd. 48,800 1,123,951
ORIX Corp. 52,500 1,184,750
Otsuka Holdings Co. Ltd. 19,900 986,628

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
a Shares Value
Panasonic Holdings Corp. 105,300 $ 1,126,638
Recruit Holdings Co. Ltd. 63,600 3,740,100
Renesas Electronics Corp. 76,000 940,228
Seven & i Holdings Co. Ltd. 100,000 1,609,531
Shin-Etsu Chemical Co. Ltd. 81,400 2,687,987
SMC Corp. 2,600 931,741
SoftBank Corp. 1,293,100 2,002,948
SoftBank Group Corp. 43,100 3,133,629
Sompo Holdings, Inc. 40,300 1,214,432
Sony Group Corp. 277,800 7,222,885
Sumitomo Corp. 49,200 1,269,690
Sumitomo Mitsui Financial Group, Inc. 166,700 4,197,665
Suzuki Motor Corp. 71,000 855,992
Takeda Pharmaceutical Co. Ltd. 71,900 2,219,767
Terumo Corp. 60,200 1,104,782
Tokio Marine Holdings, Inc. 83,000 3,517,625
Tokyo Electron Ltd. 20,200 3,868,489
Toyota Industries Corp. 7,300 823,898
Toyota Motor Corp. 428,100 7,373,160
Toyota Tsusho Corp. 28,800 652,356
137,043,380
Luxembourg - 0.1%
spacing
ArcelorMittal SA 21,187 672,778
Netherlands - 3.9%
spacing
Adyen NV * ~ 1,138 2,089,979
Argenx SE * 2,758 1,526,783
ASM International NV 2,117 1,358,008
ASML Holding NV 17,789 14,254,983
Heineken Holding NV 5,854 436,824
Heineken NV 13,009 1,134,942
ING Groep NV 142,167 3,115,972
Koninklijke Ahold Delhaize NV 41,237 1,722,323
Koninklijke Philips NV 39,188 940,996
Universal Music Group NV 49,697 1,612,198
Wolters Kluwer NV 10,774 1,801,824
29,994,832
Norway - 0.3%
spacing
DNB Bank ASA 40,450 1,118,628
Equinor ASA 37,845 955,739
2,074,367
Singapore - 1.5%
spacing
DBS Group Holdings Ltd. 96,209 3,396,375
Oversea-Chinese Banking Corp. Ltd. 152,957 1,961,416
Sea Ltd. ADR * 17,279 2,763,603
Singapore Telecommunications Ltd. 335,700 1,012,064
STMicroelectronics NV 30,583 937,736
United Overseas Bank Ltd. 57,000 1,613,311
11,684,505
South Africa - 0.2%
spacing
Anglo American PLC 50,553 1,490,195
Valterra Platinum Ltd. * 1 44
1,490,239
Spain - 3.0%
spacing
Aena SME SA ~ 33,880 904,385
Amadeus IT Group SA 20,349 1,719,146
Banco Bilbao Vizcaya Argentaria SA 260,326 4,008,571
Banco Santander SA 684,434 5,667,714
a Shares Value
CaixaBank SA (SIBE) 178,249 $ 1,544,494
Cellnex Telecom SA * ~ 22,338 869,803
Endesa SA 14,347 454,443
Iberdrola SA 261,827 5,037,037
Industria de Diseno Textil SA 49,272 2,570,361
Telefonica SA 166,478 876,187
23,652,141
Sweden - 2.3%
spacing
Assa Abloy AB Class B  45,273 1,415,399
Atlas Copco AB Class A  121,329 1,961,405
Atlas Copco AB Class B  70,504 1,003,454
Epiroc AB Class A  29,767 647,725
Epiroc AB Class B  17,615 337,724
EQT AB 16,818 564,177
Essity AB Class B  27,209 753,386
H & M Hennes & Mauritz AB Class B † 25,587 360,370
Hexagon AB Class B  93,781 945,274
Investor AB Class B  78,181 2,316,767
Sandvik AB 48,161 1,105,889
Skandinaviska Enskilda Banken AB Class A  71,679 1,249,403
Svenska Handelsbanken AB Class A  65,884 882,008
Swedbank AB Class A  38,349 1,015,724
Telefonaktiebolaget LM Ericsson Class B  125,474 1,072,216
Volvo AB Class B  71,751 2,018,901
17,649,822
Switzerland - 4.1%
spacing
ABB Ltd. 71,437 4,281,135
Chocoladefabriken Lindt & Spruengli AG (LISN
SW) 5 833,628
Chocoladefabriken Lindt & Spruengli AG (LISP
SW) 43 724,704
Cie Financiere Richemont SA Class A  24,282 4,594,950
DSM-Firmenich AG 8,400 893,636
Givaudan SA 417 2,022,252
Kuehne & Nagel International AG 2,182 472,496
Lonza Group AG 3,262 2,332,863
Partners Group Holding AG 1,025 1,341,035
Schindler Holding AG (SCHN SW) 1,060 385,084
Schindler Holding AG (SCHP SW) 1,839 684,788
Sika AG 6,886 1,873,569
Straumann Holding AG 5,042 659,946
Swisscom AG 1,170 830,804
UBS Group AG (XVTX) 148,562 5,043,938
Zurich Insurance Group AG 6,611 4,625,868
31,600,696
United Arab Emirates - 0.0%
spacing
NMC Health PLC * ± Ω 4,009 –
United Kingdom - 10.1%
spacing
3i Group PLC 43,968 2,488,245
Ashtead Group PLC 19,512 1,251,226
Associated British Foods PLC 14,721 415,932
AstraZeneca PLC 70,041 9,747,545
BAE Systems PLC 136,069 3,531,380
Barclays PLC 645,994 2,984,987
British American Tobacco PLC 89,480 4,254,444
Coca-Cola Europacific Partners PLC 10,407 964,937
Compass Group PLC 76,672 2,597,032
Diageo PLC 100,515 2,534,595
HSBC Holdings PLC 798,290 9,656,260

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes to Schedule of Investments
(a) As of June 30, 2025, the Fund’s composition by sector as a percentage of net assets was as follows:
(b) As of June 30, 2025, the Fund’s composition by country of risk as a percentage of net assets was as follows:
(c) As of June 30, 2025, an investment with a value of $633,112 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.
a Shares Value
Imperial Brands PLC 35,335 $ 1,396,090
Legal & General Group PLC 265,250 928,093
Lloyds Banking Group PLC 2,716,839 2,856,798
London Stock Exchange Group PLC 21,528 3,148,408
National Grid PLC 221,202 3,246,949
NatWest Group PLC 364,883 2,562,556
Reckitt Benckiser Group PLC 30,800 2,098,310
RELX PLC 83,443 4,522,416
Rolls-Royce Holdings PLC 382,942 5,074,994
SSE PLC 49,971 1,258,276
Standard Chartered PLC 91,185 1,508,978
Tesco PLC 303,922 1,675,680
Unilever PLC 112,994 6,895,594
Vodafone Group PLC 900,969 964,443
78,564,168
United States - 10.7%
spacing
Alcon AG 22,571 2,001,662
Amrize Ltd. * 23,543 1,174,405
BP PLC 723,494 3,604,658
CSL Ltd. 21,872 3,454,913
Experian PLC 41,474 2,138,658
Ferrovial SE 23,227 1,238,992
GSK PLC 185,930 3,545,026
Haleon PLC 407,640 2,095,117
Holcim AG 23,543 1,748,283
Nestle SA 118,345 11,766,611
Novartis AG 85,876 10,423,380
Roche Holding AG (RO SW) 1,446 502,530
Roche Holding AG (ROG SW) 31,734 10,358,602
Sanofi SA 50,148 4,855,016
Schneider Electric SE 24,701 6,631,846
Shell PLC 270,386 9,433,637
Spotify Technology SA * 6,935 5,321,503
Stellantis NV 91,078 912,250
Swiss Re AG 13,624 2,356,775
83,563,864
Total Common Stocks
    (Cost $608,693,298) 758,085,196
Principal
Amount
SHORT-TERM INVESTMENTS - 0.1%
U.S. Treasury Bills - 0.1%
4.391% due 08/21/25 ‡ $ 637,000 633,112
Total Short-Term Investments
(Cost $633,199) 633,112
TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 97.9%
    (Cost $612,206,708) 760,767,872
Shares
SECURITIES LENDING COLLATERAL - 1.4%
Mutual Funds - 0.2%
The Morgan Stanley Institutional Liquidity
Funds 4.180
%
1,176,691 1,176,691
Principal
Amount Value
Repurchase Agreements - 1.2%
Clear Street LLC
4.440% due 07/01/25
(Dated 06/30/25, repurchase price of
$9,587,336; collateralized by Federal
National Mortgage Association: with rates
ranging from 2.500% - 7.500% and maturity
dates ranging from 03/01/34 - 07/01/55 and
an aggregate value of $9,779,083) $ 9,586,154 $ 9,586,154
Total Securities Lending Collateral
(Cost $10,762,845) 10,762,845
TOTAL INVESTMENTS - 99.3%
(Cost $622,969,553) 771,530,717
DERIVATIVES - 0.0% 196,226
OTHER ASSETS & LIABILITIES, NET - 0.7% 5,246,563
NET ASSETS - 100.0% $ 776,973,506
Financial 26 .9%
Consumer, Non-Cyclical 20 .1%
Industrial 14 .2%
Consumer, Cyclical 11 .7%
Technology 6 .9%
Communications 5 .5%
Basic Materials 4 .8%
Energy 4 .7%
Others (each less than 3.0%) 4 .5%
99 .3%
Derivatives 0 .0%
Other Assets & Liabilities, Net 0 .7%
100 .0%
Japan 17 .6%
Canada 11 .1%
United States (Includes Short-Term Investments) 10 .8%
United Kingdom 10 .1%
Germany 9 .8%
France 9 .3%
Australia 5 .7%
Switzerland 4 .1%
Netherlands 3 .9%
Spain 3 .0%
Others (each less than 3.0%) 13 .9%
99 .3%
Derivatives 0 .0%
Other Assets and Liabilities, Net 0 .7%
100 .0%

PACIFIC SELECT FUND
PD INTERNATIONAL LARGE-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
(d) As of June 30, 2025, open futures contracts outstanding were as follows:
(e) Fair Value Measurements
As of June 30, 2025, the Fund’s investments, as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities were as follows:
Long Futures Outstanding
Expiration
Month
Number of
Contracts
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE U.S. MSCI EAFE Index 09/25 116 $ 15,371,427 $ 15,553,860 $ 182,433
Montreal Exchange S&P/TSX 60 Index 09/25 7 1,631,149 1,644,942 13,793
Total Futures Contracts $ 196,226
Total Value at
June 30, 2025
Level 1
Quoted Price
Level 2
Significant
Observable Inputs
Level 3
Significant
Unobservable Inputs
Assets Preferred Stocks $ 2,049,564 $ – $ 2,049,564 $ –
Common Stocks
Australia 44,504,111 – 44,504,111 –
Austria 236,318 – 236,318 –
Belgium 5,266,077 – 5,266,077 –
Brazil 1,842,813 1,842,813 – –
Canada 86,173,722 85,886,765 286,957 –
China 4,042,967 – 4,042,967 –
Denmark 14,580,567 – 14,580,567 –
Finland 5,542,343 – 5,542,343 –
France 72,052,931 – 72,052,931 –
Germany 74,493,149 – 74,493,149 –
Hong Kong 11,396,216 – 11,396,216 –
Israel 866,415 866,415 – –
Italy 19,096,775 – 19,096,775 –
Japan 137,043,380 – 137,043,380 –
Luxembourg 672,778 – 672,778 –
Netherlands 29,994,832 – 29,994,832 –
Norway 2,074,367 – 2,074,367 –
Singapore 11,684,505 2,763,603 8,920,902 –
South Africa 1,490,239 44 1,490,195 –
Spain 23,652,141 454,443 23,197,698 –
Sweden 17,649,822 – 17,649,822 –
Switzerland 31,600,696 – 31,600,696 –
United Kingdom 78,564,168 964,937 77,599,231 –
United States 83,563,864 6,495,908 77,067,956 –
Total Common Stocks 758,085,196 99,274,928 658,810,268 –
Short-Term Investments 633,112 – 633,112 –
Securities Lending Collateral 10,762,845 1,176,691 9,586,154 –
Derivatives:
Equity Contracts
Futures 196,226 196,226 – –
Total $ 771,726,943 $ 100,647,845 $ 671,079,098 $ –

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms
June 30, 2025 (Unaudited)

See Notes to Financial Statements
Explanation of Symbols:
# Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
* Non-income producing investments.
† Securities (or a portion of securities) on loan as of June 30, 2025.
^ Investments with their principal amount adjusted for inflation.
~ Securities are not registered under the Securities Act of 1933 (1933
Act). These securities are either (1) exempt from registration pursuant to
Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡ Investments were fully or partially segregated with the broker(s)/
custodian as collateral for delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts, reverse repurchase agreements, and/or swap agreements as of June 30, 2025.
§ Variable rate investments. The rate shown is based on the latest available information as of June 30, 2025. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less, or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
± Investments categorized as a significant unobservable input (Level 3).
>> Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
φ
All or a portion of this senior loan is unfunded as of June 30, 2025. The interest rate for fully unfunded terms loans is to be determined.
Ω The values of these investments were determined by a valuation committee established under the Valuation Policy. The Board of Trustees
(“Board”) has designated Pacific Life Fund Advisors LLC (“PLFA”) as its “valuation designee” for fair valuation determinations, and PLFA’s
Valuation Oversight Committee values the Funds’ investments in accordance with the Valuation Policy. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
∞ All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
∂ Issuer filed bankruptcy and/or is in default as of June 30, 2025. If the maturity date has expired, no date will be shown.
◊ Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Board.
Counterparty and Exchange Abbreviations:
BNP BNP Paribas
BOA Bank of America
BRC Barclays
CBOE Chicago Board of Options Exchange
CIT Citigroup
CME Chicago Mercantile Exchange
DUB Deutsche Bank
EUX Eurex
GSC Goldman Sachs
HSB HSBC
ICE Intercontinental Exchange Inc
JPM JPMorgan Chase
LCH London Clearing House
MSC Morgan Stanley
SCB Standard Chartered Bank
SGN Societe Generale
TDB Toronto Dominion Bank
UBS UBS
Reference Rate Abbreviations:
EURIBOR Euro Interbank Offered Rate
RFUCC Refinitiv Cash Fallback Rate
SOFR Secured Overnight Financing Rate
SONIA Sterling Overnight Index Average
US FED United States Federal Reserve Bank Rate
UST United State Treasury Rate
Payment Frequency Abbreviations:
A Annual
L Lunar
M Monthly
Q Quarterly
S Semiannual
Z At Maturity
Currency Abbreviations:
AUD Australia Dollar
BRL Brazil Real
CAD Canada Dollar
CHF Swiss Franc
CNH Renminbi Offshore (Hong Kong)
COP Colombia Peso
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW Korean Won
MXN Mexico Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South Africa Rand
Other Abbreviations:
ADR American Depositary Receipt
GDR Global Depositary Receipt
IO Interest Only
PIK Payment-in Kind
REIT Real Estate Investment Trust
SPAC Special Purpose Acquisition Company

PACIFIC SELECT FUND
Schedule of Investments (Continued)
Explanation of Symbols and Terms (Continued)
June 30, 2025 (Unaudited)
See Notes to Financial Statements
Notes:
For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.
The sectors and countries (based on country of risk) listed in the Schedules of
Investments are obtained from a third-party source that is not affiliated with the Trust or the investment adviser, and are believed to be reliable. Sector names, country names and weightings could be different if obtained from another source.

PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025 (Unaudited)

See Notes to Financial Statements
Bond Plus
Portfolio
Core Income
Portfolio
Diversified Bond
Portfolio
Floating Rate
Income
Portfolio
High Yield Bond
Portfolio
Inflation
Managed
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 514,549,341 $ 315,255,465 $ 1,727,321,148 $ 352,767,981 $ 615,837,076 $ 473,822,562
Cash 9,600,974 6,489,065 48,189,414 8,896,833 29,482,375 2,615,707
Cash (segregated for derivative investments) – – – – – 2,834,000
Collateral received for securities on loan 726,887 7,700,157 40,026,408 13,547,770 67,843,338 –
Foreign currency held, at value – – – – – 1,260,377
Receivables:
Dividends and interest 4,334,035 3,213,315 18,703,527 2,547,866 10,960,063 1,486,180
Fund shares sold 3,978 136,494 581,901 20,694 20,999 58,129
Securities sold – 1,530,222 37,984,416 22,398,442 1,977,329 284,634,252
Variation margin on futures contracts 22,063 – 30,071 – – 30,318
Variation margin on swap agreements – – – – – 169,228
Forward foreign currency contracts appreciation – – – – – 405,538
Swap agreements appreciation 6,980,029 – – – – 734,594
Prepaid expenses and other assets 4,119 2,341 46,790 2,987 5,642 754
Total Assets 536,221,426 334,327,059 1,872,883,675 400,182,573 726,126,822 768,051,639
LIABILITIES
Payables:
Fund shares redeemed 119 301,487 1,072,734 267,415 447,603 153,746
Securities purchased 4,154,688 2,876,207 59,313,755 37,489,969 9,560,423 138,846,426
Securities sold short, at value – – – – – 6,092,095
Sale-buyback financing transactions – – – – – 270,763,132
Due to custodian – – 228,036 – – –
Due to broker 1,140,000 – – – – 928,000
Variation margin on futures contracts 48,061 – – – – 9,786
Accrued advisory fees 172,569 130,009 572,625 185,314 209,076 113,245
Accrued administration fees 6,903 4,160 22,905 4,562 8,363 4,530
Accrued service fees 260 14,922 109,203 41,510 39,135 39,375
Accrued custodian and portfolio accounting fees 9,999 48,846 236,557 26,698 20,188 30,786
Accrued shareholder report expenses 172 4,323 26,462 5,732 8,238 4,278
Accrued trustees' fees and deferred compensation 274 44,513 116,356 12,513 24,320 18,611
Accrued other 10,400 18,687 – 52,161 17,227 10,118
Payable upon return of securities loaned 726,887 7,700,157 40,026,408 13,547,770 67,843,338 –
Forward foreign currency contracts depreciation – – – – – 1,155,169
Outstanding options written, at value – – – – – 314,799
Swap agreements depreciation 363,643 – – – – –
Total Liabilities 6,633,975 11,143,311 101,725,041 51,633,644 78,177,911 418,484,096
NET ASSETS $ 529,587,451 $ 323,183,748 $ 1,771,158,634 $ 348,548,929 $ 647,948,911 $ 349,567,543
NET ASSETS CONSIST OF:
Paid-in capital $ 509,356,783 $ 196,632,748 $ 803,026,232 $ 153,403,279 $ 131,791,687 $ 334,949,168
Undistributed/accumulated earnings (deficit) 20,230,668 126,551,000 968,132,402 195,145,650 516,157,224 14,618,375
NET ASSETS $ 529,587,451 $ 323,183,748 $ 1,771,158,634 $ 348,548,929 $ 647,948,911 $ 349,567,543
Class I Shares:
Net Assets $ 1,666,980 $ 92,764,715 $ 673,140,887 $ 252,908,922 $ 240,228,382 $ 242,275,414
Shares outstanding, $.001 par value (unlimited shares
authorized) 161,543 7,287,639 63,026,740 14,775,421 21,634,788 18,605,684
Net Asset Value Per Share $10.32 $12.73 $10.68 $17.12 $11.10 $13.02
Class P Shares:
Net Assets $ 527,920,471 $ 230,419,033 $ 1,098,017,747 $ 95,640,007 $ 407,720,529 $ 107,292,129
Shares outstanding, $.001 par value (unlimited shares
authorized) 51,091,820 17,738,142 75,193,227 5,454,402 33,132,075 7,168,114
Net Asset Value Per Share $10.33 $12.99 $14.60 $17.53 $12.31 $14.97
Investments, at cost (excluding derivatives) $ 511,404,870 $ 326,318,744 $ 1,720,867,996 $ 352,664,547 $ 609,683,190 $ 503,061,732
Securities on loan, at value 700,456 7,386,012 38,536,313 13,087,392 65,590,542 –
Foreign currency held, at cost – – (225,382) – – 2,103,884
Proceeds from securities sold short – – – – – 5,997,814
Premiums received from outstanding options written – – – – – 430,788

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2025 (Unaudited)
Intermediate
Bond
Portfolio
Total Return
Portfolio
Short Duration
Bond
Portfolio
Emerging
Markets Debt
Portfolio
Dividend Growth
Portfolio
Equity Index
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 716,366,518 $ 2,618,414,595 $ 1,428,762,348 $ 184,303,113 $ 703,886,808 $ 5,335,388,627
Cash 17,416,304 17,391,499 45,343,784 24,149,392 11,100,586 44,858,076
Cash (segregated for derivative investments) – 10,998,000 – 1,340,000 – 3,154,400
Collateral received for securities on loan 2,991,879 8,414,623 810,528 7,381,241 – 17,361,384
Foreign currency held, at value 63 4,947,723 2,502 – 47,264 –
Receivables:
Dividends and interest 4,958,390 15,749,170 11,320,338 4,188,144 781,708 2,679,802
Fund shares sold 35,525 331,540 395,851 39,512 66,941 405,805
Securities sold 5,428,841 1,056,015,488 2,935,365 1,588,316 159,870 –
Variation margin on futures contracts – 303,933 – 622,040 – 220,317
Forward foreign currency contracts appreciation – 4,653,630 – 1,072,318 – –
Outstanding purchased options, at value – 368,705 – – – –
Swap premiums paid – 2,391,362 – – – –
Swap agreements appreciation – 732,768 – 174,003 – –
Prepaid expenses and other assets 3,423 31,897 6,450 4,183 5,444 39,898
Total Assets 747,200,943 3,740,744,933 1,489,577,166 224,862,262 716,048,621 5,404,108,309
LIABILITIES
Payables:
Fund shares redeemed 627,768 1,707,972 957,724 170,236 108,660 1,372,104
Securities purchased 16,284,672 1,768,114,427 30,535,571 8,906,522 – –
Securities sold short, at value – 57,177,100 – – – –
Sale-buyback financing transactions – 164,197,010 – – – –
Due to custodian – – – 24,504 – –
Due to broker 80,000 13,228,000 – – – –
Swap agreements – – – 117 – –
Variation margin on futures contracts – – 297,146 – – –
Variation margin on swap agreements – 8,846,484 – 77,842 – –
Accrued advisory fees 233,135 543,335 474,360 104,170 366,622 194,378
Accrued administration fees 9,325 21,733 18,974 2,268 9,227 68,600
Accrued service fees 8,998 113,801 67,582 3,456 114,444 777,108
Accrued custodian and portfolio accounting fees 51,823 114,334 56,644 55,614 20,189 112,224
Accrued shareholder report expenses 6,542 19,323 7,685 4,454 8,439 32,509
Accrued trustees' fees and deferred compensation 46,880 105,293 76,688 15,087 30,418 228,891
Accrued other 21,269 49,577 32,789 14,056 18,471 113,431
Payable upon return of securities loaned 2,991,879 8,414,623 810,528 7,381,241 – 17,361,384
Forward foreign currency contracts depreciation – 8,879,943 – 985,817 – –
Outstanding options written, at value – 604,684 – – – –
Swap premiums received – 355,642 – 200,659 – –
Swap agreements depreciation – – – 1,402 – –
Total Liabilities 20,362,291 2,032,493,281 33,335,691 17,947,445 676,470 20,260,629
NET ASSETS $ 726,838,652 $ 1,708,251,652 $ 1,456,241,475 $ 206,914,817 $ 715,372,151 $ 5,383,847,680
NET ASSETS CONSIST OF:
Paid-in capital $ 782,897,403 $ 804,932,680 $ 1,227,265,777 $ 93,744,075 ( $ 732,180,786 ) ( $ 462,646,638 )
Undistributed/accumulated earnings (deficit) (56,058,751) 903,318,972 228,975,698 113,170,742 1,447,552,937 5,846,494,318
NET ASSETS $ 726,838,652 $ 1,708,251,652 $ 1,456,241,475 $ 206,914,817 $ 715,372,151 $ 5,383,847,680
Class I Shares:
Net Assets $ 55,648,841 $ 700,627,283 $ 412,631,605 $ 21,406,819 $ 709,771,730 $ 4,872,742,500
Shares outstanding, $.001 par value (unlimited shares
authorized) 5,706,577 48,226,271 35,692,710 1,501,186 15,583,765 30,080,434
Net Asset Value Per Share $9.75 $14.53 $11.56 $14.26 $45.55 $161.99
Class P Shares:
Net Assets $ 671,189,811 $ 1,007,624,369 $ 1,043,609,870 $ 185,507,998 $ 5,600,421 $ 511,105,180
Shares outstanding, $.001 par value (unlimited shares
authorized) 68,325,526 62,097,894 85,720,716 12,678,250 110,530 3,015,618
Net Asset Value Per Share $9.82 $16.23 $12.17 $14.63 $50.67 $169.49
Investments, at cost (excluding derivatives) $ 743,921,623 $ 2,700,835,162 $ 1,424,245,742 $ 181,000,559 $ 485,779,524 $ 2,317,769,269
Securities on loan, at value 2,911,267 9,164,030 789,005 7,095,634 – 17,268,557
Foreign currency held, at cost 53 4,875,336 2,314 (46,630) 45,649 –
Proceeds from securities sold short – 57,046,206 – – – –
Outstanding purchased options, at cost – 754,547 – – – –
Premiums received from outstanding options written – 691,853 – – – –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2025 (Unaudited)
Focused Growth
Portfolio
Growth
Portfolio
Hedged Equity
Portfolio
Large-Cap Core
Portfolio
Large-Cap
Growth
Portfolio
Large-Cap Plus
Bond Alpha
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 463,044,413 $ 1,704,376,876 $ 472,415,847 $ 2,586,727,806 $ 1,467,543,006 $ 807,549,595
Cash 11,064 37,301 22,569,621 20,400,478 6,920,083 9,630,059
Cash (segregated for derivative investments) – – 1,668,000 – – –
Collateral received for securities on loan – 12,195,396 – 10,569,343 21,927,198 7,700,335
Foreign currency held, at value – – – – 254,367 –
Receivables:
Dividends and interest 168,905 514,432 274,408 1,353,986 634,920 6,595,232
Fund shares sold 36,344 16,784 254,969 547 – 66
Securities sold – – 19,112,760 6,381,237 3,095,114 –
Variation margin on futures contracts – – 91,650 203,939 – 61,500
Outstanding purchased options, at value – – 6,571,350 – – –
Swap agreements appreciation – – – – – 24,061,666
Prepaid expenses and other assets 4,003 15,823 4,063 20,450 12,060 18,598
Total Assets 463,264,729 1,717,156,612 522,962,668 2,625,657,786 1,500,386,748 855,617,051
LIABILITIES
Payables:
Fund shares redeemed 202,546 1,747,840 29,365 2,137,515 1,235,110 46
Securities purchased – – 43,244,540 2,583,615 3,440,194 8,840,731
Variation margin on futures contracts – – – – – 77,100
Accrued advisory fees 261,638 754,427 231,121 946,953 755,214 267,902
Accrued administration fees 5,822 21,947 6,163 33,669 19,394 10,716
Accrued service fees 65,796 169,149 74,406 117,828 69,227 421
Accrued custodian and portfolio accounting fees 31,919 36,202 23,058 50,980 41,532 1,115
Accrued shareholder report expenses 6,077 10,660 1,386 14,594 10,478 910
Accrued trustees' fees and deferred compensation 43,790 69,272 14,019 105,537 73,810 118
Accrued offering expenses – – – – – 20,325
Accrued other 18,552 30,313 9,235 52,680 33,753 9,070
Payable upon return of securities loaned – 12,195,396 – 10,569,343 21,927,198 7,700,335
Outstanding options written, at value – – 6,158,250 – – –
Swap agreements depreciation – – – – – 1,519,192
Total Liabilities 636,140 15,035,206 49,791,543 16,612,714 27,605,910 18,447,981
NET ASSETS $ 462,628,589 $ 1,702,121,406 $ 473,171,125 $ 2,609,045,072 $ 1,472,780,838 $ 837,169,070
NET ASSETS CONSIST OF:
Paid-in capital $ 61,095,288 ( $ 667,464,132 ) $ 389,855,397 $ 768,943,693 ( $ 888,317,462 ) $ 810,213,680
Undistributed/accumulated earnings (deficit) 401,533,301 2,369,585,538 83,315,728 1,840,101,379 2,361,098,300 26,955,390
NET ASSETS $ 462,628,589 $ 1,702,121,406 $ 473,171,125 $ 2,609,045,072 $ 1,472,780,838 $ 837,169,070
Class I Shares:
Net Assets $ 419,194,666 $ 1,066,914,748 $ 456,870,568 $ 739,707,659 $ 430,874,205 $ 2,690,864
Shares outstanding, $.001 par value (unlimited shares
authorized) 5,247,536 12,451,227 34,492,697 8,213,153 14,118,735 245,214
Net Asset Value Per Share $79.88 $85.69 $13.25 $90.06 $30.52 $10.97
Class P Shares:
Net Assets $ 43,433,923 $ 635,206,658 $ 16,300,557 $ 1,869,337,413 $ 1,041,906,633 $ 834,478,206
Shares outstanding, $.001 par value (unlimited shares
authorized) 527,806 6,780,862 1,220,435 18,409,189 28,627,515 75,946,020
Net Asset Value Per Share $82.29 $93.68 $13.36 $101.54 $36.40 $10.99
Investments, at cost (excluding derivatives) $ 321,410,825 $ 1,041,680,315 $ 373,361,470 $ 2,171,230,958 $ 1,215,831,033 $ 803,903,336
Securities on loan, at value – 12,020,850 – 10,418,070 21,670,830 7,487,096
Foreign currency held, at cost – – – – 246,881 –
Outstanding purchased options, at cost – – 6,486,435 – – –
Premiums received from outstanding options written – – 6,218,685 – – –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2025 (Unaudited)
Large-Cap Value
Portfolio
Mid-Cap Growth
Portfolio
Mid-Cap Plus
Bond Alpha
Portfolio
Mid-Cap Value
Portfolio
QQQ Plus Bond
Alpha
Portfolio
Small-Cap
Equity
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 798,868,920 $ 1,051,558,753 $ 737,523,651 $ 315,972,462 $ 411,220,248 $ 389,789,960
Cash 5,879,702 6,007,726 6,316,297 4,573,960 7,825,108 614,642
Cash (segregated for derivative investments) – – – – – 91,800
Collateral received for securities on loan 506,888 15,663,401 3,293,635 4,217,513 – 3,243,798
Foreign currency held, at value – – – 3,746 – 4,113
Receivables:
Dividends and interest 1,123,037 124,847 6,508,229 351,841 3,294,204 419,014
Fund shares sold 314,218 67,213 47,847 24,404 15,676 8,252
Securities sold – – 7,515,882 – – 1,024,604
Variation margin on futures contracts – – 1,360 – 22,680 1,269
Swap agreements appreciation – – 19,325,292 – 13,193,396 –
Prepaid expenses and other assets 7,708 7,102 5,062 2,078 18,587 2,917
Total Assets 806,700,473 1,073,429,042 780,537,255 325,146,004 435,589,899 395,200,369
LIABILITIES
Payables:
Fund shares redeemed 316,069 962,482 203,704 116,365 104 313,853
Securities purchased – – 5,649,357 118,388 4,546,755 413,885
Variation margin on futures contracts – – 86,682 – 37,159 –
Accrued advisory fees 399,762 555,273 247,600 197,785 123,702 214,711
Accrued administration fees 10,399 13,668 9,904 4,521 5,498 5,285
Accrued service fees 72,373 67,184 67,398 30,701 839 18,640
Accrued custodian and portfolio accounting fees 6,735 24,372 2,008 15,779 – 16,516
Accrued shareholder report expenses 9,768 6,090 – 6,364 – 320
Accrued trustees' fees and deferred compensation 62,407 45,755 26,748 18,361 – –
Accrued other 9,090 23,720 12,193 8,889 299 17,963
Payable upon return of securities loaned 506,888 15,663,401 3,293,635 4,217,513 – 3,243,798
Swap agreements depreciation – – 3,434,130 – – –
Total Liabilities 1,393,491 17,361,945 13,033,359 4,734,666 4,714,356 4,244,971
NET ASSETS $ 805,306,982 $ 1,056,067,097 $ 767,503,896 $ 320,411,338 $ 430,875,543 $ 390,955,398
NET ASSETS CONSIST OF:
Paid-in capital ( $ 1,714,419,408 ) ( $ 74,991,358 ) $ 1,558,102,863 ( $ 1,176,064,426 ) $ 405,408,280 ( $ 75,343,775 )
Undistributed/accumulated earnings (deficit) 2,519,726,390 1,131,058,455 (790,598,967) 1,496,475,764 25,467,263 466,299,173
NET ASSETS $ 805,306,982 $ 1,056,067,097 $ 767,503,896 $ 320,411,338 $ 430,875,543 $ 390,955,398
Class I Shares:
Net Assets $ 448,477,127 $ 414,962,260 $ 418,061,304 $ 191,128,410 $ 5,370,916 $ 116,716,300
Shares outstanding, $.001 par value (unlimited shares
authorized) 11,036,158 14,677,837 10,662,150 5,532,813 479,480 3,680,215
Net Asset Value Per Share $40.64 $28.27 $39.21 $34.54 $11.20 $31.71
Class P Shares:
Net Assets $ 356,829,855 $ 641,104,837 $ 349,442,592 $ 129,282,928 $ 425,504,627 $ 274,239,098
Shares outstanding, $.001 par value (unlimited shares
authorized) 7,899,296 20,423,687 7,139,163 2,498,492 37,937,960 6,546,705
Net Asset Value Per Share $45.17 $31.39 $48.95 $51.74 $11.22 $41.89
Investments, at cost (excluding derivatives) $ 663,564,076 $ 924,024,063 $ 731,916,639 $ 286,868,259 $ 409,261,816 $ 397,647,694
Securities on loan, at value 495,168 15,446,472 3,209,678 4,155,622 – 3,105,718
Foreign currency held, at cost – – – 3,535 – 4,105

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2025 (Unaudited)
Small-Cap
Growth
Portfolio
Small-Cap Index
Portfolio
Small-Cap Plus
Bond Alpha
Portfolio
Small-Cap Value
Portfolio
Value
Portfolio
Value Advantage
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 281,973,026 $ 679,613,843 $ 94,695,918 $ 331,897,189 $ 1,101,563,845 $ 776,955,778
Cash 2,222 – 1,731,052 2,381,077 2,131,491 18,090,681
Cash (segregated for derivative investments) – 421,600 – – – –
Collateral received for securities on loan 13,661,467 37,987,641 – 10,966,308 43,290,329 6,542,394
Foreign currency held, at value 9 1,355 – – 250 –
Receivables:
Dividends and interest 139,851 700,147 750,774 222,453 1,782,201 992,897
Fund shares sold – 342,694 9,548 112,732 164,499 14,799
Securities sold 1,460,573 6,110,681 – 236,224 19,870,791 557,938
Due from adviser – – 1,044 – – –
Variation margin on futures contracts – 6,411 14,355 – – –
Forward foreign currency contracts appreciation – – – – 16,597 –
Swap agreements appreciation – – 2,427,722 – – –
Prepaid expenses and other assets 2,812 4,921 690 2,649 7,195 5,494
Total Assets 297,239,960 725,189,293 99,631,103 345,818,632 1,168,827,198 803,159,981
LIABILITIES
Payables:
Fund shares redeemed 222,230 37,539 1 131,786 766,928 604,705
Securities purchased 2,167,315 1,160,133 738,539 976,550 5,153,140 659,149
Due to custodian – 2,158,538 – – – –
Variation margin on futures contracts – – 9,079 – – –
Accrued advisory fees 142,263 164,554 31,724 155,072 565,204 407,705
Accrued administration fees 3,794 8,776 1,269 4,278 14,447 10,193
Accrued service fees 26,709 96,791 624 29,332 38,392 18,386
Accrued custodian and portfolio accounting fees 14,880 27,953 2,563 14,640 17,603 31,580
Accrued shareholder report expenses 2,004 5,278 – 129 – 6,563
Accrued trustees' fees and deferred compensation 12,843 34,948 114 14,093 39,189 43,849
Accrued other 8,085 44,005 2,769 9,335 42,478 22,001
Payable upon return of securities loaned 13,661,467 37,987,641 – 10,966,308 43,290,329 6,542,394
Forward foreign currency contracts depreciation – – – – 903,327 –
Swap agreements depreciation – – 538,663 – – –
Total Liabilities 16,261,590 41,726,156 1,325,345 12,301,523 50,831,037 8,346,525
NET ASSETS $ 280,978,370 $ 683,463,137 $ 98,305,758 $ 333,517,109 $ 1,117,996,161 $ 794,813,456
NET ASSETS CONSIST OF:
Paid-in capital $ 97,752,251 $ 6,356,617 $ 104,213,360 ( $ 27,525,178 ) $ 9,956,258 ( $ 464,128,731 )
Undistributed/accumulated earnings (deficit) 183,226,119 677,106,520 (5,907,602) 361,042,287 1,108,039,903 1,258,942,187
NET ASSETS $ 280,978,370 $ 683,463,137 $ 98,305,758 $ 333,517,109 $ 1,117,996,161 $ 794,813,456
Class I Shares:
Net Assets $ 165,531,285 $ 602,987,163 $ 4,718,304 $ 181,520,895 $ 238,480,079 $ 115,796,352
Shares outstanding, $.001 par value (unlimited shares
authorized) 5,586,903 17,143,969 474,370 6,521,759 10,001,183 3,747,351
Net Asset Value Per Share $29.63 $35.17 $9.95 $27.83 $23.85 $30.90
Class P Shares:
Net Assets $ 115,447,085 $ 80,475,974 $ 93,587,454 $ 151,996,214 $ 879,516,082 $ 679,017,104
Shares outstanding, $.001 par value (unlimited shares
authorized) 3,263,132 2,229,083 9,396,689 4,428,336 31,834,860 21,446,152
Net Asset Value Per Share $35.38 $36.10 $9.96 $34.32 $27.63 $31.66
Investments, at cost (excluding derivatives) $ 270,522,878 $ 591,492,790 $ 94,223,123 $ 337,219,108 $ 1,059,092,224 $ 683,245,518
Securities on loan, at value 13,390,342 37,733,914 – 10,797,660 43,017,646 6,596,148
Foreign currency held, at cost 9 1,501 – – 249 –
Commitments and contingent liabilities (1) – – – – – –
(1) The Small-Cap Plus Bond Alpha Portfolio has expense reimbursements that are subject to recoupment as discussed in Note 7B in the Notes to Financial Statements.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2025 (Unaudited)
Emerging
Markets
Portfolio
International
Equity Plus
Bond Alpha
Portfolio
International
Growth
Portfolio
International
Large-Cap
Portfolio
International
Small-Cap
Portfolio
International
Value
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 548,110,495 $ 269,809,727 $ 603,113,690 $ 1,219,247,909 $ 422,265,516 $ 1,168,264,927
Cash 11,094,989 8,493,246 4,150,964 63,493 7,939,345 12,410,529
Collateral received for securities on loan 2,615,704 – – – 17,197,902 8,225,577
Foreign currency held, at value – – 207,663 422,252 860,349 2,009,810
Receivables:
Dividends and interest 2,543,188 2,143,873 2,647,301 13,040,962 2,494,447 12,178,516
Fund shares sold 2,314 9,920 51,150 2,578,139 2,250 12,238
Securities sold 924,007 – 3,217,239 – 2,222,784 1,151,338
Variation margin on futures contracts 141,608 – – – – –
Swap agreements appreciation – 1,923,648 – – – –
Prepaid expenses and other assets 30,482 6,139 8,387 15,151 6,655 13,518
Total Assets 565,462,787 282,386,553 613,396,394 1,235,367,906 452,989,248 1,204,266,453
LIABILITIES
Payables:
Fund shares redeemed 1,333,372 134 513,650 941,431 365,575 2,148,914
Securities purchased 3,815,293 2,930,227 3,745,465 255,665 160,973 925,567
Due to custodian 3,495,585 – – – – –
Due to broker – 4,480,000 – – – –
Variation margin on futures contracts – 25,217 – – – –
Accrued advisory fees 333,393 88,698 357,747 740,609 294,758 630,027
Accrued administration fees 6,928 3,548 7,896 15,947 5,648 15,508
Accrued service fees 52,611 478 2,102 107,999 14,525 67,410
Accrued custodian and portfolio accounting fees 113,894 5,422 30,337 69,890 7,743 63,769
Accrued shareholder report expenses 8,738 264 5,390 11,265 952 9,483
Accrued trustees' fees and deferred compensation 28,970 921 36,779 54,697 6,560 38,617
Accrued foreign capital gains tax 1,054,346 – 241,051 191,600 – 233,955
Accrued dividends and interest – – – 214 – –
Accrued other 32,671 5,708 46,389 68,724 – 33,702
Payable upon return of securities loaned 2,615,704 – – – 17,197,902 8,225,577
Swap agreements depreciation – 417,670 – – – –
Total Liabilities 12,891,505 7,958,287 4,986,806 2,458,041 18,054,636 12,392,529
NET ASSETS $ 552,571,282 $ 274,428,266 $ 608,409,588 $ 1,232,909,865 $ 434,934,612 $ 1,191,873,924
NET ASSETS CONSIST OF:
Paid-in capital ( $ 241,904,763 ) $ 238,489,230 $ 499,367,976 ( $ 317,127,091 ) ( $ 161,684,484 ) $ 1,424,941,850
Undistributed/accumulated earnings (deficit) 794,476,045 35,939,036 109,041,612 1,550,036,956 596,619,096 (233,067,926)
NET ASSETS $ 552,571,282 $ 274,428,266 $ 608,409,588 $ 1,232,909,865 $ 434,934,612 $ 1,191,873,924
Class I Shares:
Net Assets $ 327,625,972 $ 2,955,994 $ 13,239,954 $ 670,882,644 $ 90,370,183 $ 418,538,343
Shares outstanding, $.001 par value (unlimited shares
authorized) 16,132,094 254,484 1,191,883 39,786,846 5,953,901 18,498,485
Net Asset Value Per Share $20.31 $11.62 $11.11 $16.86 $15.18 $22.63
Class P Shares:
Net Assets $ 224,945,310 $ 271,472,272 $ 595,169,634 $ 562,027,221 $ 344,564,429 $ 773,335,581
Shares outstanding, $.001 par value (unlimited shares
authorized) 10,559,443 23,340,343 53,091,698 30,606,988 16,256,483 30,115,264
Net Asset Value Per Share $21.30 $11.63 $11.21 $18.36 $21.20 $25.68
Investments, at cost (excluding derivatives) $ 531,252,127 $ 268,634,942 $ 515,245,857 $ 945,702,464 $ 376,831,689 $ 950,664,314
Securities on loan, at value 2,645,924 – – – 16,776,384 7,843,911
Foreign currency held, at cost (3,411,474) – 206,580 420,997 852,691 1,994,368

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2025 (Unaudited)
Health Sciences
Portfolio
Real Estate
Portfolio
Technology
Portfolio
ESG Diversified
Portfolio
ESG Diversified
Growth
Portfolio
PSF Avantis
Balanced
Allocation
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 349,422,673 $ 376,468,233 $ 415,998,082 $ 30,557,076 $ 24,789,238 $ 317,842,066
Cash 11,852,719 6,855,581 2,014,408 – – 1,319,036
Collateral received for securities on loan 402,154 3,999,291 3,337,955 – – 922,479
Foreign currency held, at value 423 – – – – –
Receivables:
Dividends and interest 322,134 1,683,460 142,377 58,240 37,482 162,742
Fund shares sold 662,409 201,024 33,160 – 12,114 244
Securities sold 800,100 – 3,351,026 3,229 – –
Due from adviser – – – 3,255 3,680 –
Prepaid expenses and other assets 2,944 3,322 14,921 289 218 3,057
Total Assets 363,465,556 389,210,911 424,891,929 30,622,089 24,842,732 320,249,624
LIABILITIES
Payables:
Fund shares redeemed 13,423 173,664 507,562 3,229 107 320,444
Securities purchased 7,364,593 413,527 192,237 58,268 49,510 970,968
Accrued advisory fees 260,946 226,063 261,948 4,925 3,970 51,459
Accrued administration fees 4,639 4,811 5,305 166 134 1,737
Accrued service fees 57,601 33,749 65,509 4,677 3,102 50,101
Accrued custodian and portfolio accounting fees 12,888 12,696 11,979 10,045 10,022 12,020
Accrued shareholder report expenses 2,639 3,523 426 105 55 1,686
Accrued trustees' fees and deferred compensation 19,670 15,973 16,165 1,687 730 15,628
Accrued dividends and interest – – 8 – – –
Accrued other 11,671 8,519 8,077 2,036 1,863 8,250
Payable upon return of securities loaned 402,154 3,999,291 3,337,955 – – 922,479
Total Liabilities 8,150,224 4,891,816 4,407,171 85,138 69,493 2,354,772
NET ASSETS $ 355,315,332 $ 384,319,095 $ 420,484,758 $ 30,536,951 $ 24,773,239 $ 317,894,852
NET ASSETS CONSIST OF:
Paid-in capital ( $ 155,115,771 ) $ 239,733,700 $ 99,149,607 $ 23,195,640 $ 20,882,755 $ 170,070,518
Undistributed/accumulated earnings (deficit) 510,431,103 144,585,395 321,335,151 7,341,311 3,890,484 147,824,334
NET ASSETS $ 355,315,332 $ 384,319,095 $ 420,484,758 $ 30,536,951 $ 24,773,239 $ 317,894,852
Class I Shares: (1)
Net Assets $ 352,891,233 $ 203,583,353 $ 415,255,870 $ 28,962,680 $ 19,341,842 $ 309,503,116
Shares outstanding, $.001 par value (unlimited shares
authorized) 5,428,910 5,601,239 17,521,315 2,371,228 1,642,433 15,918,284
Net Asset Value Per Share $65.00 $36.35 $23.70 $12.21 $11.78 $19.44
Class P Shares:
Net Assets $ 2,424,099 $ 180,735,742 $ 5,228,888 $ 1,574,271 $ 5,431,397 $ 8,391,736
Shares outstanding, $.001 par value (unlimited shares
authorized) 33,596 4,705,252 172,020 127,816 458,135 425,586
Net Asset Value Per Share $72.15 $38.41 $30.40 $12.32 $11.86 $19.72
Investments, at cost (excluding derivatives) $ 333,313,145 $ 365,884,517 $ 347,226,858 $ 28,749,967 $ 22,804,648 $ 291,389,652
Securities on loan, at value 400,796 3,859,875 3,334,023 – – 892,780
Foreign currency held, at cost 405 – – – – –
Commitments and contingent liabilities (2) – – – – – –
(1) Class D shares of the PSF Avantis Balanced Allocation Portfolio have been redesignated as Class I on May 1, 2025.
(2) The ESG Diversified Portfolio and ESG Diversified Growth Portfolio have expense reimbursements that are subject to recoupment as discussed in Note 7B in the Notes to
Financial Statements.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2025 (Unaudited)
Pacific
Dynamix -
Conservative
Growth
Portfolio
Pacific
Dynamix -
Moderate
Growth
Portfolio
Pacific
Dynamix -
Growth
Portfolio
Pacific
Dynamix -
Aggressive
Growth
Portfolio
Portfolio
Optimization
Conservative
Portfolio
Portfolio
Optimization
Moderate-
Conservative
Portfolio
ASSETS
Investments in affiliated mutual funds, at value $ 478,141,287 $ 2,518,114,697 $ 2,047,768,162 $ 14,213,580 $ 944,305,651 $ 1,401,366,625
Receivables:
Fund shares sold 12,828 416,396 731,216 4,122 – –
Securities sold 271,225 1,312,454 – 39,643 691,085 1,530,181
Due from adviser 14,918 72,678 75,853 4,245 – –
Prepaid expenses and other assets 4,592 24,244 19,909 91 9,240 13,749
Total Assets 478,444,850 2,519,940,469 2,048,595,140 14,261,681 945,005,976 1,402,910,555
LIABILITIES
Payables:
Fund shares redeemed 284,053 1,728,850 264,216 43,765 691,084 1,530,181
Securities purchased – – 467,000 – – –
Accrued advisory fees 77,596 406,968 330,380 2,224 76,941 113,946
Accrued administration fees 2,619 13,735 11,150 75 5,194 7,691
Accrued service fees 74,354 392,370 314,287 1,234 153,850 227,801
Accrued custodian and portfolio accounting fees 11,013 12,372 11,877 9,440 14,552 14,972
Accrued shareholder report expenses 8,262 18,216 12,659 258 10,060 15,472
Accrued trustees' fees and deferred compensation 23,079 118,179 93,314 189 48,295 72,134
Accrued other (1) 12,847 55,849 44,832 6,730 23,776 34,283
Total Liabilities 493,823 2,746,539 1,549,715 63,915 1,023,752 2,016,480
NET ASSETS $ 477,951,027 $ 2,517,193,930 $ 2,047,045,425 $ 14,197,766 $ 943,982,224 $ 1,400,894,075
NET ASSETS CONSIST OF:
Paid-in capital $ 151,752,425 $ 648,332,635 $ 931,774,764 $ 12,867,306 ( $ 51,215,291 ) ( $ 608,964,022 )
Undistributed/accumulated earnings (deficit) 326,198,602 1,868,861,295 1,115,270,661 1,330,460 995,197,515 2,009,858,097
NET ASSETS $ 477,951,027 $ 2,517,193,930 $ 2,047,045,425 $ 14,197,766 $ 943,982,224 $ 1,400,894,075
Class I Shares:
Net Assets $ 457,860,420 $ 2,425,861,552 $ 1,945,643,828 $ 7,929,797 $ 943,778,603 $ 1,400,320,678
Shares outstanding, $.001 par value (unlimited shares
authorized) 20,135,649 75,443,497 49,605,563 655,948 58,511,106 72,491,383
Net Asset Value Per Share $22.74 $32.15 $39.22 $12.09 $16.13 $19.32
Class P Shares:
Net Assets $ 20,090,607 $ 91,332,378 $ 101,401,597 $ 6,267,969 $ 203,621 $ 573,397
Shares outstanding, $.001 par value (unlimited shares
authorized) 873,582 2,808,165 2,556,031 517,169 12,480 29,348
Net Asset Value Per Share $23.00 $32.52 $39.67 $12.12 $16.32 $19.54
Investments in affiliated mutual funds, at cost 422,569,583 2,002,279,409 1,622,869,540 13,242,945 874,551,910 1,272,925,073
Commitments and contingent liabilities (2) – – – – – –
(1) Accrued other for the Pacific Dynamix - Aggressive Growth Portfolio includes $6,303 of transfer agency fees.
(2) The Pacific Dynamix - Conservative Growth Portfolio, Pacific Dynamix - Moderate Growth Portfolio, Pacific Dynamix - Growth Portfolio and Pacific Dynamix - Aggressive
Growth Portfolio have expense reimbursements that are subject to recoupment as discussed in Note 7B in the Notes to Financial Statements.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2025 (Unaudited)
Portfolio
Optimization
Moderate
Portfolio
Portfolio
Optimization
Growth
Portfolio
Portfolio
Optimization
Aggressive-
Growth
Portfolio
PD 1-3 Year
Corporate Bond
Portfolio
PD Aggregate
Bond Index
Portfolio
PD High Yield
Bond Market
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ – $ – $ – $ 277,763,556 $ 1,102,431,684 $ 241,760,553
Investments in affiliated mutual funds, at value 6,562,604,973 6,269,432,857 1,622,751,695 – – –
Cash – – – 4,898,555 27,986,426 1,198,803
Collateral received for securities on loan – – – – 1,520,129 2,334,660
Foreign currency held, at value – – – – – 164
Receivables:
Dividends and interest – – – 3,166,387 8,285,411 4,311,957
Fund shares sold – 87,378 – 21,015 56,040 21,015
Securities sold 4,825,983 4,955,645 688,768 311,163 284,784 3,030,660
Prepaid expenses and other assets 63,682 60,453 15,391 780 7,628 2,022
Total Assets 6,567,494,638 6,274,536,333 1,623,455,854 286,161,456 1,140,572,102 252,659,834
LIABILITIES
Payables:
Fund shares redeemed 4,825,983 5,043,022 688,768 102,772 462,330 82,689
Securities purchased – – – 4,332,563 27,702,822 4,411,898
Accrued advisory fees 530,968 506,232 130,569 36,373 124,858 39,176
Accrued administration fees 35,840 34,171 8,813 3,640 14,129 3,115
Accrued service fees 1,061,516 1,011,458 260,254 – – –
Accrued custodian and portfolio accounting fees 18,248 18,215 15,839 18,428 111,882 25,002
Accrued shareholder report expenses 65,921 57,975 13,198 1,403 8,950 2,778
Accrued trustees' fees and deferred compensation 327,402 306,912 76,020 12,464 60,264 9,133
Accrued other 148,628 139,566 36,220 5,324 26,697 5,774
Payable upon return of securities loaned – – – – 1,520,129 2,334,660
Total Liabilities 7,014,506 7,117,551 1,229,681 4,512,967 30,032,061 6,914,225
NET ASSETS $ 6,560,480,132 $ 6,267,418,782 $ 1,622,226,173 $ 281,648,489 $ 1,110,540,041 $ 245,745,609
NET ASSETS CONSIST OF:
Paid-in capital ( $ 3,024,464,492 ) ( $ 3,341,132,033 ) ( $ 708,949,549 ) $ 242,618,867 $ 950,527,457 $ 111,889,234
Undistributed/accumulated earnings (deficit) 9,584,944,624 9,608,550,815 2,331,175,722 39,029,622 160,012,584 133,856,375
NET ASSETS $ 6,560,480,132 $ 6,267,418,782 $ 1,622,226,173 $ 281,648,489 $ 1,110,540,041 $ 245,745,609
Class I Shares:
Net Assets $ 6,557,871,644 $ 6,261,110,097 $ 1,616,706,613 $ – $ – $ –
Shares outstanding, $.001 par value (unlimited shares
authorized) 287,766,500 243,434,155 58,066,143 – – –
Net Asset Value Per Share $22.79 $25.72 $27.84 $– $– $–
Class P Shares:
Net Assets $ 2,608,488 $ 6,308,685 $ 5,519,560 $ 281,648,489 $ 1,110,540,041 $ 245,745,609
Shares outstanding, $.001 par value (unlimited shares
authorized) 113,174 242,520 196,007 22,579,983 82,886,656 11,351,343
Net Asset Value Per Share $23.05 $26.01 $28.16 $12.47 $13.40 $21.65
Investments, at cost (excluding derivatives) $ – $ – $ – $ 276,842,328 $ 1,186,078,334 $ 240,431,696
Securities on loan, at value – – – – 1,470,510 2,263,211
Investments in affiliated mutual funds, at cost 5,715,636,561 5,411,970,302 1,373,768,269 – – –
Foreign currency held, at cost – – – – – 152

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2025 (Unaudited)
PD Large-Cap
Growth Index
Portfolio
PD Large-Cap
Value Index
Portfolio
PD Mid-Cap
Index
Portfolio
PD Small-Cap
Growth Index
Portfolio
PD Small-Cap
Value Index
Portfolio
PD Emerging
Markets Index
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 1,093,060,780 $ 1,000,570,483 $ 275,075,760 $ 45,412,726 $ 178,174,850 $ 31,018,514
Cash 9,849,203 4,901,007 1,200,823 – 1,163,641 56,116
Cash (segregated for derivative investments) 705,000 466,000 167,000 38,000 147,400 –
Collateral received for securities on loan 551,038 4,150,787 2,560,994 953,898 2,925,593 –
Foreign currency held, at value – – – – – 88,541
Receivables:
Dividends and interest 262,602 842,203 251,183 12,677 326,073 122,770
Fund shares sold 114,415 102,740 30,355 7,005 18,680 7,005
Securities sold 64,607 2,328 22,012 563,029 969,682 18,861
Variation margin on futures contracts 69,886 29,484 168,577 569 2,049 616
Prepaid expenses and other assets 8,315 7,444 2,082 579 1,211 3,769
Total Assets 1,104,685,846 1,011,072,476 279,478,786 46,988,483 183,729,179 31,316,192
LIABILITIES
Payables:
Fund shares redeemed 316,768 300,702 78,485 8,909 54,501 991
Securities purchased 67,903 48,821 32,917 91,692 291,874 –
Due to custodian – – – 224,248 – –
Accrued advisory fees 112,169 102,038 32,354 5,730 20,575 4,018
Accrued administration fees 14,298 12,948 3,698 655 2,352 402
Accrued custodian and portfolio accounting fees 33,222 37,004 17,584 11,818 12,525 103,271
Accrued shareholder report expenses 7,914 7,798 2,668 553 1,015 1,316
Accrued trustees' fees and deferred compensation 50,469 51,112 16,952 3,430 3,899 5,123
Accrued foreign capital gains tax – – – – – 133,667
Accrued other 50,280 51,135 16,661 4,359 4,359 8,710
Payable upon return of securities loaned 551,038 4,150,787 2,560,994 953,898 2,925,593 –
Total Liabilities 1,204,061 4,762,345 2,762,313 1,305,292 3,316,693 257,498
NET ASSETS $ 1,103,481,785 $ 1,006,310,131 $ 276,716,473 $ 45,683,191 $ 180,412,486 $ 31,058,694
NET ASSETS CONSIST OF:
Paid-in capital ( $ 303,339,294 ) $ 107,960,866 $ 105,656,754 ( $ 40,521,798 ) $ 88,297,311 ( $ 33,508,404 )
Undistributed/accumulated earnings (deficit) 1,406,821,079 898,349,265 171,059,719 86,204,989 92,115,175 64,567,098
NET ASSETS $ 1,103,481,785 $ 1,006,310,131 $ 276,716,473 $ 45,683,191 $ 180,412,486 $ 31,058,694
Class P Shares:
Net Assets $ 1,103,481,785 $ 1,006,310,131 $ 276,716,473 $ 45,683,191 $ 180,412,486 $ 31,058,694
Shares outstanding, $.001 par value (unlimited shares
authorized) 9,429,102 18,688,975 17,284,077 974,520 4,883,506 1,444,477
Net Asset Value Per Share $117.03 $53.85 $16.01 $46.88 $36.94 $21.50
Investments, at cost (excluding derivatives) $ 745,169,601 $ 853,515,594 $ 243,723,926 $ 41,296,739 $ 193,094,050 $ 35,556,261
Securities on loan, at value 550,050 4,091,503 2,548,329 943,551 2,915,011 –
Foreign currency held, at cost – – – – – 89,693

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
June 30, 2025 (Unaudited)
PD International
Large-Cap Index
Portfolio
ASSETS
Investments, at value (excluding derivatives) $ 760,767,872
Cash 10,144,071
Collateral received for securities on loan 10,762,845
Foreign currency held, at value 898,824
Receivables:
Dividends and interest 5,525,061
Fund shares sold 88,730
Variation margin on futures contracts 17,858
Prepaid expenses and other assets 4,706
Total Assets 788,209,967
LIABILITIES
Payables:
Fund shares redeemed 215,174
Accrued advisory fees 95,186
Accrued administration fees 10,153
Accrued custodian and portfolio accounting fees 54,260
Accrued shareholder report expenses 5,296
Accrued trustees' fees and deferred compensation 32,255
Accrued other 61,292
Payable upon return of securities loaned 10,762,845
Total Liabilities 11,236,461
NET ASSETS $ 776,973,506
NET ASSETS CONSIST OF:
Paid-in capital $ 301,737,145
Undistributed/accumulated earnings (deficit) 475,236,361
NET ASSETS $ 776,973,506
Class P Shares:
Net Assets $ 776,973,506
Shares outstanding, $.001 par value (unlimited shares
authorized) 24,359,415
Net Asset Value Per Share $31.90
Investments, at cost (excluding derivatives) $ 612,206,708
Securities on loan, at value 10,329,663
Foreign currency held, at cost 891,676

PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS
June 30, 2025 (Unaudited)

See Notes to Financial Statements
_
Bond Plus
Portfolio
Core Income
Portfolio
Diversified
Bond
Portfolio
Floating Rate
Income
Portfolio
High Yield
Bond
Portfolio
Inflation
Managed
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ – $ – $ 40,056 $ 735,176 $ – $ –
Interest, net of foreign taxes withheld 11,729,276 8,745,660 51,058,138 15,866,587 27,755,938 9,803,576
Securities lending income, net 16 6,348 6,124 2,934 32,892 –
Total Investment Income 11,729,292 8,752,008 51,104,318 16,604,697 27,788,830 9,803,576
EXPENSES
Advisory fees 1,142,928 797,816 3,679,732 1,389,429 1,515,728 692,119
Administration fees 44,447 27,923 160,988 37,408 66,313 30,280
Service fees - Class I 1,477 89,638 660,542 252,199 235,901 239,378
Custodian fees and expenses 3,350 6,157 20,021 11,996 4,308 29,643
Portfolio accounting fees 43,137 43,047 149,457 78,612 51,200 35,968
Shareholder report expenses 1,036 979 3,798 1,019 1,784 712
Legal and audit fees 10,783 7,145 60,628 11,344 20,286 8,570
Trustees' fees 3,508 4,899 23,015 4,849 8,873 4,094
Interest expense – 10,782 4,217 12,515 7,137 1,064,420
Recoupment of adviser reimbursement (1) 34,478 – – – – –
Other – 6,264 26,628 8,171 13,860 8,384
Total Expenses 1,285,144 994,650 4,789,026 1,807,542 1,925,390 2,113,568
Advisory Fee Waiver (126,992) – – – – –
Administration Fee Waiver (3,810) (2,393) (13,799) (3,206) (5,684) (2,595)
Net Expenses 1,154,342 992,257 4,775,227 1,804,336 1,919,706 2,110,973
NET INVESTMENT INCOME (LOSS) 10,574,950 7,759,751 46,329,091 14,800,361 25,869,124 7,692,603
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld 13,982 (1,112,108) 2,462,592 (4,345,227) (5,051,372) (2,078,727)
Foreign currency transactions – – (136,554) – – 72,988
Forward foreign currency contract transactions – – – – – (2,345,572)
Futures contract transactions (525,204) – (4,207,708) – – (1,345,085)
Written option transactions – – – – – 270,519
Swap transactions 1,935,407 – – – – (146,409)
Net Realized Gain (Loss) 1,424,185 (1,112,108) (1,881,670) (4,345,227) (5,051,372) (5,572,286)
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax 3,508,909 4,311,304 33,941,878 (987,195) 4,699,863 14,130,950
Foreign currencies – – 143,404 – – (78,411)
Forward foreign currency contracts – – – – – (1,535,806)
Futures contracts (849,263) – 4,513,917 – – (539,962)
Reverse repurchase agreements – – – – – (210,614)
Short positions – – – – – (94,281)
Swaps 9,283,686 – – – – 5,050,192
Written options – – – – – (124,056)
Change in Net Unrealized Appreciation (Depreciation) 11,943,332 4,311,304 38,599,199 (987,195) 4,699,863 16,598,012
NET GAIN (LOSS) 13,367,517 3,199,196 36,717,529 (5,332,422) (351,509) 11,025,726
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 23,942,467 $ 10,958,947 $ 83,046,620 $ 9,467,939 $ 25,517,615 $ 18,718,329
Foreign taxes withheld on dividends and interest $ – $ – ( $ 9,253 ) $ – $ – $ –
Foreign capital gains tax withheld – – (4,918) – – –
Change in deferred foreign capital gains tax – – (2,529) – – –
(1) Pacific Life Fund Advisors LLC recouped expenses from the Bond Plus Portfolio (See Note 7B in Notes to Financial Statements).

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
June 30, 2025 (Unaudited)
Intermediate
Bond
Portfolio
Total Return
Portfolio
Short Duration
Bond
Portfolio
Emerging
Markets Debt
Portfolio
Dividend
Growth
Portfolio
Equity Index
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ – $ 14,433 $ – $ – $ 5,660,503 $ 33,142,564
Interest, net of foreign taxes withheld 12,211,243 44,958,530 24,927,717 4,747,947 211,707 1,116,111
Securities lending income, net 35 2,410 1,384 301 – 688
Total Investment Income 12,211,278 44,975,373 24,929,101 4,748,248 5,872,210 34,259,363
EXPENSES
Advisory fees 1,092,947 3,341,106 2,092,360 479,489 2,267,269 1,139,653
Administration fees 47,817 146,174 91,541 10,689 59,591 433,382
Service fees - Class I 50,601 687,409 409,533 22,491 675,814 4,516,366
Custodian fees and expenses 9,395 90,596 16,886 35,095 3,955 29,621
Portfolio accounting fees 61,369 124,357 58,404 32,920 40,373 231,481
Shareholder report expenses 1,394 3,496 1,803 378 1,395 10,249
Legal and audit fees 12,223 42,441 21,709 2,806 16,753 122,443
Trustees' fees 7,306 21,104 12,022 1,883 7,992 56,664
Interest expense 1,180 4,648,250 3,466 4,026 2,262 13,134
Other 9,040 24,064 15,323 3,828 9,549 58,408
Total Expenses 1,293,272 9,128,997 2,723,047 593,605 3,084,953 6,611,401
Advisory Fee Waiver – (84,947) – (30,541) (102,156) –
Administration Fee Waiver (4,099) (12,530) (7,846) (917) (5,108) (37,147)
Net Expenses 1,289,173 9,031,520 2,715,201 562,147 2,977,689 6,574,254
NET INVESTMENT INCOME (LOSS) 10,922,105 35,943,853 22,213,900 4,186,101 2,894,521 27,685,109
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld (22,487,710) (5,440,860) 119,490 154,295 14,825,223 21,640,088
Foreign currency transactions – 321,137 – (149,098) 7,500 –
Forward foreign currency contract transactions – (5,396,575) – (721,246) – –
Futures contract transactions – 2,314,352 1,494,123 188,005 – (599,728)
Purchased option transactions – (390,525) (88,048) – – –
Written option transactions – 1,170,131 16,660 – – –
Swap transactions – 4,314,467 30,488 (1,724) – –
Net Realized Gain (Loss) (22,487,710) (3,107,873) 1,572,713 (529,768) 14,832,723 21,040,360
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities 30,971,879 56,310,956 7,843,822 5,514,838 32,552,439 261,362,949
Foreign currencies 8 468,508 294 289,944 22,779 –
Forward foreign currency contracts – (7,409,088) – (413,470) – –
Futures contracts – 2,016,046 (1,900,633) 220,815 – 3,297,304
Purchased options – (246,135) – – – –
Short positions – (130,894) – – – –
Swaps – (5,750,762) – 512,866 – –
Written options – (14,070) – – – –
Change in Net Unrealized Appreciation (Depreciation) 30,971,887 45,244,561 5,943,483 6,124,993 32,575,218 264,660,253
NET GAIN (LOSS) 8,484,177 42,136,688 7,516,196 5,595,225 47,407,941 285,700,613
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 19,406,282 $ 78,080,541 $ 29,730,096 $ 9,781,326 $ 50,302,462 $ 313,385,722
Foreign taxes withheld on dividends and interest $ – ( $ 435 ) ( $ 8,737 ) ( $ 66,448 ) ( $ 17,924 ) ( $ 7,767 )
Foreign capital gains tax withheld – – – (3,511) – –

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
June 30, 2025 (Unaudited)
Focused
Growth
Portfolio
Growth
Portfolio
Hedged Equity
Portfolio
Large-Cap
Core
Portfolio
Large-Cap
Growth
Portfolio
Large-Cap
Plus Bond
Alpha
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 1,264,154 $ 4,427,292 $ 2,832,871 $ 14,767,690 $ 4,868,641 $ –
Interest, net of foreign taxes withheld 103,855 397,628 178,485 343,510 366,187 17,995,204
Securities lending income, net – 292 – 194 65,666 7,891
Total Investment Income 1,368,009 4,825,212 3,011,356 15,111,394 5,300,494 18,003,095
EXPENSES
Advisory fees 1,650,546 4,656,058 1,321,298 5,639,748 5,508,010 1,769,647
Administration fees 40,193 148,147 38,538 219,324 137,411 68,820
Service fees - Class I 378,900 976,257 426,084 692,252 405,418 2,216
Custodian fees and expenses 5,403 10,988 18,506 16,311 18,434 3,400
Portfolio accounting fees 46,963 82,208 39,228 121,611 110,067 35,213
Shareholder report expenses 1,394 3,486 1,149 5,372 3,502 1,904
Legal and audit fees 11,546 42,768 10,822 62,492 40,481 18,666
Trustees' fees 6,440 19,154 4,702 28,119 18,311 5,006
Interest expense 1,709 4,055 1,575 6,680 3,881 –
Recoupment of adviser reimbursement (1) – – – – – 455
Offering expense – – – – – 20,324
Other 8,838 23,415 11,562 31,790 22,416 4,246
Total Expenses 2,151,932 5,966,536 1,873,464 6,823,699 6,267,931 1,929,897
Advisory Fee Waiver – – – – (628,165) (196,628)
Administration Fee Waiver (3,445) (12,698) (3,304) (18,799) (11,778) (5,899)
Net Expenses 2,148,487 5,953,838 1,870,160 6,804,900 5,627,988 1,727,370
NET INVESTMENT INCOME (LOSS) (780,478) (1,128,626) 1,141,196 8,306,494 (327,494) 16,275,725
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions 93,357,195 107,035,734 10,317,915 113,567,632 160,067,004 (72,498)
Foreign currency transactions – (524) – (25) 16,335 –
Futures contract transactions – – 1,289,201 868,284 – (447,707)
Purchased option transactions – – (13,187,130) – – –
Written option transactions – – (11,465,714) – – –
Swap transactions – – – – – (17,056,801)
Net Realized Gain (Loss) 93,357,195 107,035,210 (13,045,728) 114,435,891 160,083,339 (17,577,006)
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (49,641,251) 3,335,504 14,236,076 4,243,982 (82,679,999) 5,346,343
Foreign currencies 8,370 6,743 – 4,682 18,139 –
Futures contracts – – 148,941 5,746 – (450,779)
Purchased options – – 304,893 – – –
Swaps – – – – – 49,224,720
Written options – – 133,761 – – –
Change in Net Unrealized Appreciation (Depreciation) (49,632,881) 3,342,247 14,823,671 4,254,410 (82,661,860) 54,120,284
NET GAIN (LOSS) 43,724,314 110,377,457 1,777,943 118,690,301 77,421,479 36,543,278
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 42,943,836 $ 109,248,831 $ 2,919,139 $ 126,996,795 $ 77,093,985 $ 52,819,003
Foreign taxes withheld on dividends and interest ( $ 23,683 ) ( $ 63,654 ) ( $ 4,277 ) ( $ 82,003 ) ( $ 129,771 ) $ –
(1) Pacific Life Fund Advisors LLC recouped expenses from the Large-Cap Plus Bond Alpha Portfolio (See Note 7B in Notes to Financial Statements).

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
June 30, 2025 (Unaudited)
Large-Cap
Value
Portfolio
Mid-Cap
Growth
Portfolio
Mid-Cap Plus
Bond Alpha
Portfolio
Mid-Cap Value
Portfolio
QQQ Plus
Bond Alpha
Portfolio
Small-Cap
Equity
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 9,438,868 $ 2,378,564 $ – $ 2,597,589 $ – $ 4,143,963
Interest, net of foreign taxes withheld 272,272 213,174 17,075,340 148,889 8,318,103 169,885
Securities lending income, net 38 328 66 28,608 1 11,770
Total Investment Income 9,711,178 2,592,066 17,075,406 2,775,086 8,318,104 4,325,618
EXPENSES
Advisory fees 2,760,179 3,512,664 1,580,877 1,027,696 807,599 1,556,791
Administration fees 78,759 87,816 61,479 25,692 31,407 38,921
Service fees - Class I 440,082 386,413 402,540 177,491 5,583 110,094
Custodian fees and expenses 7,168 6,133 15,243 4,006 2,208 13,406
Portfolio accounting fees 73,475 50,533 57,323 28,473 26,711 35,468
Shareholder report expenses 2,048 2,038 7,702 572 969 916
Legal and audit fees 24,023 24,430 16,988 6,660 8,657 10,472
Trustees' fees 11,885 11,461 7,781 3,342 3,259 4,745
Interest expense 2,239 2,185 15,773 703 – 1,757
Recoupment of adviser reimbursement (1) – – – – 15,501 –
Licensing fees – – – – 6,117 6,812
Other 14,819 15,256 9,417 6,756 5,413 8,262
Total Expenses 3,414,677 4,098,929 2,175,123 1,281,391 913,424 1,787,644
Advisory Fee Waiver – (168,150) (175,653) – (161,520) (207,573)
Administration Fee Waiver (6,751) (7,527) (5,269) (2,202) (2,691) (3,114)
Net Expenses 3,407,926 3,923,252 1,994,201 1,279,189 749,213 1,576,957
NET INVESTMENT INCOME (LOSS) 6,303,252 (1,331,186) 15,081,205 1,495,897 7,568,891 2,748,661
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions 117,404,112 (41,999,149) 1,189,806 46,543,155 (3,150) (1,008,071)
Foreign currency transactions – – – – – (1,283)
Futures contract transactions – – (2,039,833) – 836,203 (285,650)
Swap transactions – – (32,091,069) – (6,753,754) –
Net Realized Gain (Loss) 117,404,112 (41,999,149) (32,941,096) 46,543,155 (5,920,701) (1,295,004)
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (101,405,414) 73,560,925 3,822,135 (16,744,310) 2,357,982 (13,333,020)
Foreign currencies 46,197 – – 198 – 5,011
Futures contracts – – (894,892) – (134,775) 95,754
Swaps – – 42,309,107 – 23,737,986 –
Change in Net Unrealized Appreciation (Depreciation) (101,359,217) 73,560,925 45,236,350 (16,744,112) 25,961,193 (13,232,255)
NET GAIN (LOSS) 16,044,895 31,561,776 12,295,254 29,799,043 20,040,492 (14,527,259)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 22,348,147 $ 30,230,590 $ 27,376,459 $ 31,294,940 $ 27,609,383 ( $ 11,778,598 )
Foreign taxes withheld on dividends and interest ( $ 13,692 ) $ – $ – ( $ 3,204 ) $ – ( $ 8,918 )
(1) Pacific Life Fund Advisors LLC recouped expenses from the QQQ Plus Bond Alpha Portfolio (See Note 7B in Notes to Financial Statements).

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
June 30, 2025 (Unaudited)
Small-Cap
Growth
Portfolio
Small-Cap
Index
Portfolio
Small-Cap Plus
Bond Alpha
Portfolio
Small-Cap
Value
Portfolio
Value
Portfolio
Value
Advantage
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 1,070,762 $ 4,757,855 $ – $ 3,669,718 $ 10,792,511 $ 8,531,871
Interest, net of foreign taxes withheld 261,709 137,421 2,112,848 22,945 333,557 375,720
Securities lending income, net 23,253 79,703 – 5,787 1,062 185
Total Investment Income 1,355,724 4,974,979 2,112,848 3,698,450 11,127,130 8,907,776
EXPENSES
Advisory fees 1,028,407 979,382 205,080 1,319,164 3,717,855 2,502,289
Administration fees 29,995 57,131 7,975 30,781 91,345 66,348
Service fees - Class I 155,686 578,969 974 177,186 228,870 107,519
Custodian fees and expenses 4,735 12,762 2,400 4,783 8,824 6,400
Portfolio accounting fees 32,996 59,485 28,250 30,436 49,632 54,197
Shareholder report expenses 737 1,344 265 2,094 8,710 1,459
Legal and audit fees 9,037 16,585 2,198 9,010 25,096 18,366
Trustees' fees 3,837 7,666 576 3,698 11,297 9,059
Professional fees – – – – 6,583 –
Interest expense 1,136 1,688 – 2,385 2,476 1,609
Recoupment of adviser reimbursement (1) – – 3,117 – – –
Licensing fees – 49,731 – – – –
Other 7,199 12,075 1,876 8,409 15,483 10,283
Total Expenses 1,273,765 1,776,818 252,711 1,587,946 4,166,171 2,777,529
Advisory Fee Waiver – – (22,787) (299,013) (443,675) (75,827)
Administration Fee Waiver (2,571) (4,897) (683) (2,638) (7,830) (5,687)
Net Expenses 1,271,194 1,771,921 229,241 1,286,295 3,714,666 2,696,015
NET INVESTMENT INCOME (LOSS) 84,530 3,203,058 1,883,607 2,412,155 7,412,464 6,211,761
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions 8,825,022 16,660,222 (9,384) (804,684) 16,971,299 41,183,766
Foreign currency transactions (1,319) – – – 7,073 –
Forward foreign currency contract transactions – – – – (2,587,440) –
Futures contract transactions – (1,128,987) (318,686) – 8,299 –
Swap transactions – – (11,056,478) – – –
Net Realized Gain (Loss) 8,823,703 15,531,235 (11,384,548) (804,684) 14,399,231 41,183,766
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities 1,496,744 (32,285,624) 629,333 (30,320,831) 55,201,847 (22,224,695)
Foreign currencies 2,438 71 – – 61,444 –
Forward foreign currency contracts – – – – (1,546,109) –
Futures contracts – 560,850 441,203 – – –
Swaps – – 7,276,322 – – –
Change in Net Unrealized Appreciation (Depreciation) 1,499,182 (31,724,703) 8,346,858 (30,320,831) 53,717,182 (22,224,695)
NET GAIN (LOSS) 10,322,885 (16,193,468) (3,037,690) (31,125,515) 68,116,413 18,959,071
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 10,407,415 ( $ 12,990,410 ) ( $ 1,154,083 ) ( $ 28,713,360 ) $ 75,528,877 $ 25,170,832
Foreign taxes withheld on dividends and interest ( $ 5,934 ) ( $ 8,900 ) $ – ( $ 3,339 ) ( $ 105,216 ) ( $ 715 )
(1) Pacific Life Fund Advisors LLC recouped expenses from the Small-Cap Plus Bond Alpha Portfolio (See Note 7B in Notes to Financial Statements).

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
June 30, 2025 (Unaudited)
Emerging
Markets
Portfolio
International
Equity Plus
Bond Alpha
Portfolio
International
Growth
Portfolio
International
Large-Cap
Portfolio
International
Small-Cap
Portfolio
International
Value
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 7,078,463 $ – $ 6,438,423 $ 20,426,100 $ 8,656,556 $ 32,307,626
Interest, net of foreign taxes withheld 228,629 5,689,910 104,565 189,250 237,716 254,875
Securities lending income, net 64 – 19 21,717 9,552 101,128
Total Investment Income 7,307,156 5,689,910 6,543,007 20,637,067 8,903,824 32,663,629
EXPENSES
Advisory fees 2,032,980 562,812 2,162,431 4,627,905 1,891,154 3,684,949
Administration fees 44,471 21,886 52,212 104,744 38,935 99,210
Service fees - Class I 303,780 2,566 11,489 620,606 82,206 365,869
Custodian fees and expenses 98,766 3,035 35,509 44,218 43,040 62,596
Portfolio accounting fees 76,273 33,463 55,168 95,351 27,080 82,404
Shareholder report expenses 1,031 552 1,352 2,537 1,112 2,501
Legal and audit fees 13,184 5,695 15,055 30,817 11,855 29,244
Trustees' fees 6,170 1,297 7,557 14,288 4,671 13,120
Professional fees 4,759 – 6,376 9,190 7,766 11,609
Interest expense 5,942 – 1,367 16,048 4,494 2,890
Recoupment of adviser reimbursement (1) – 26,705 – – – –
Other 10,587 7,637 9,512 18,104 8,660 15,650
Total Expenses 2,597,943 665,648 2,358,028 5,583,808 2,120,973 4,370,042
Advisory Fee Waiver (25,361) (62,534) – (179,562) (33,373) –
Administration Fee Waiver (3,812) (1,876) (4,475) (8,979) (3,337) (8,504)
Net Expenses 2,568,770 601,238 2,353,553 5,395,267 2,084,263 4,361,538
NET INVESTMENT INCOME (LOSS) 4,738,386 5,088,672 4,189,454 15,241,800 6,819,561 28,302,091
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld 21,462,171 (21,642) 44,826,766 82,148,947 12,592,383 62,814,378
Foreign currency transactions (361,776) – 241,373 131,746 307,694 (2,523)
Forward foreign currency contract transactions (1,486) – – – – –
Futures contract transactions 1,025,020 75,726 – – – (86,140)
Swap transactions – 32,313,914 – – – –
Net Realized Gain (Loss) 22,123,929 32,367,998 45,068,139 82,280,693 12,900,077 62,725,715
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax 43,522,396 1,634,391 50,181,135 95,357,888 57,665,642 198,467,918
Foreign currencies 119,851 – 247,586 1,326,314 142,742 980,420
Futures contracts 141,463 (264,665) – – – –
Swaps – 7,462,584 – – – –
Change in Net Unrealized Appreciation (Depreciation) 43,783,710 8,832,310 50,428,721 96,684,202 57,808,384 199,448,338
NET GAIN (LOSS) 65,907,639 41,200,308 95,496,860 178,964,895 70,708,461 262,174,053
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 70,646,025 $ 46,288,980 $ 99,686,314 $ 194,206,695 $ 77,528,022 $ 290,476,144
Foreign taxes withheld on dividends and interest ( $ 874,880 ) $ – ( $ 687,710 ) ( $ 2,541,735 ) ( $ 921,701 ) ( $ 3,784,288 )
Foreign taxes reclaimed – – 330,503 2,134,359 – 1,851,048
Foreign capital gains tax withheld (1,554,336) – (41,215) (443,904) – (46,328)
Change in deferred foreign capital gains tax (434,505) – 241,051 (524,065) – 33,627
(1) Pacific Life Fund Advisors LLC recouped expenses from the International Equity Plus Bond Alpha Portfolio (See Note 7B in Notes to Financial Statements).

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
June 30, 2025 (Unaudited)
Health
Sciences
Portfolio
Real Estate
Portfolio
Technology
Portfolio
ESG
Diversified
Portfolio
ESG
Diversified
Growth
Portfolio
PSF Avantis
Balanced
Allocation
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 2,418,683 $ 5,577,003 $ 863,441 $ 236,843 $ 130,179 $ 3,653,356
Interest, net of foreign taxes withheld 265,672 73,268 181,927 – – –
Securities lending income, net 3,694 – 7,391 – – 646
Total Investment Income 2,688,049 5,650,271 1,052,759 236,843 130,179 3,654,002
EXPENSES
Advisory fees 1,653,614 1,355,283 1,702,579 29,257 22,374 307,295
Administration fees 32,154 28,077 33,106 1,097 839 11,523
Service fees - Class I 365,090 206,164 373,962 27,845 17,946 302,303
Custodian fees and expenses 3,918 2,421 3,145 – – 1,634
Portfolio accounting fees 33,503 27,075 30,201 24,491 24,479 27,702
Shareholder report expenses 787 619 2,051 92 76 1,029
Legal and audit fees 9,522 7,813 9,419 723 544 7,643
Trustees' fees 4,513 3,654 4,228 364 237 3,615
Interest expense 2,095 905 972 – 32 847
Other (1) 6,919 8,267 18,978 5,682 5,777 5,673
Total Expenses 2,112,115 1,640,278 2,178,641 89,551 72,304 669,264
Advisory Fee Waiver – (144,397) (208,093) – – (61,081)
Administration Fee Waiver (2,756) (2,406) (2,838) (109) (84) (1,153)
Adviser Reimbursement – – – (17,785) (20,626) –
Net Expenses 2,109,359 1,493,475 1,967,710 71,657 51,594 607,030
NET INVESTMENT INCOME (LOSS) 578,690 4,156,796 (914,951) 165,186 78,585 3,046,972
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions 19,914,225 14,728,949 21,393,329 427,099 257,803 7,549,283
Foreign currency transactions 3,617 – (1,914) – – –
Net Realized Gain (Loss) 19,917,842 14,728,949 21,391,415 427,099 257,803 7,549,283
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (23,594,640) (15,923,791) 3,096,395 917,228 1,067,900 8,984,199
Foreign currencies 13,533 – 512 – – –
Change in Net Unrealized Appreciation (Depreciation) (23,581,107) (15,923,791) 3,096,907 917,228 1,067,900 8,984,199
NET GAIN (LOSS) (3,663,265) (1,194,842) 24,488,322 1,344,327 1,325,703 16,533,482
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS ( $ 3,084,575 ) $ 2,961,954 $ 23,573,371 $ 1,509,513 $ 1,404,288 $ 19,580,454
Foreign taxes withheld on dividends and interest ( $ 33,083 ) $ – ( $ 33,352 ) $ – $ – $ –
(1) Other expenses for the ESG Diversified and ESG Diversified Growth Portfolios include $5,386 and $5,561 of transfer agency expenses, respectively.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
June 30, 2025 (Unaudited)
Pacific
Dynamix -
Conservative
Growth
Portfolio
Pacific
Dynamix -
Moderate
Growth
Portfolio
Pacific
Dynamix -
Growth
Portfolio
Pacific
Dynamix -
Aggressive
Growth
Portfolio
Portfolio
Optimization
Conservative
Portfolio
Portfolio
Optimization
Moderate-
Conservative
Portfolio
EXPENSES
Advisory fees $ 467,960 $ 2,450,445 $ 2,006,448 $ 9,880 $ 470,128 $ 695,753
Administration fees 17,548 91,891 75,242 371 35,259 52,181
Service fees - Class I 449,991 2,367,232 1,916,164 5,647 940,061 1,390,966
Portfolio accounting fees 25,223 27,517 26,716 21,742 32,576 33,527
Shareholder report expenses 962 5,046 4,308 7 1,937 2,872
Legal and audit fees 11,641 61,056 50,370 88 23,435 34,746
Trustees' fees 5,491 28,608 23,327 14 11,152 16,562
Other 11,430 33,840 29,262 359 16,230 21,395
Total Expenses 990,246 5,065,635 4,131,837 38,108 1,530,778 2,248,002
Administration Fee Waiver (1,755) (9,189) (7,525) (37) (3,526) (5,218)
Adviser Reimbursement (105,318) (411,132) (479,989) (23,782) – –
Net Expenses 883,173 4,645,314 3,644,323 14,289 1,527,252 2,242,784
NET INVESTMENT INCOME (LOSS) (883,173) (4,645,314) (3,644,323) (14,289) (1,527,252) (2,242,784)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions – – – – 938 1,386
Investment securities from affiliated mutual fund investments 22,968,131 167,385,867 133,873,680 71,346 29,490,134 61,695,979
Net Realized Gain (Loss) 22,968,131 167,385,867 133,873,680 71,346 29,491,072 61,697,365
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities from affiliated mutual fund investments 3,693,892 (18,059,591) 6,808,920 898,539 17,950,251 21,669,745
Change in Net Unrealized Appreciation (Depreciation) 3,693,892 (18,059,591) 6,808,920 898,539 17,950,251 21,669,745
NET GAIN (LOSS) 26,662,023 149,326,276 140,682,600 969,885 47,441,323 83,367,110
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 25,778,850 $ 144,680,962 $ 137,038,277 $ 955,596 $ 45,914,071 $ 81,124,326

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
June 30, 2025 (Unaudited)
Portfolio
Optimization
Moderate
Portfolio
Portfolio
Optimization
Growth
Portfolio
Portfolio
Optimization
Aggressive-
Growth
Portfolio
PD 1-3 Year
Corporate
Bond
Portfolio
PD Aggregate
Bond Index
Portfolio
PD High Yield
Bond Market
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ – $ – $ – $ – $ – $ 49
Interest, net of foreign taxes withheld – – – 3,635,239 19,496,376 10,145,012
Securities lending income, net – – – 13 94 7,860
Total Investment Income – – – 3,635,252 19,496,470 10,152,921
EXPENSES
Advisory fees 3,210,743 3,040,019 774,417 138,736 741,599 264,776
Administration fees 240,806 228,001 58,081 14,027 91,770 24,109
Service fees - Class I 6,419,176 6,074,196 1,543,794 – – –
Custodian fees and expenses – – – 1,057 37,273 2,238
Portfolio accounting fees 39,424 39,323 33,694 21,644 186,418 62,404
Shareholder report expenses 13,225 12,510 3,177 201 2,165 654
Legal and audit fees 160,062 151,469 38,478 2,157 26,185 7,403
Trustees' fees 75,944 71,726 18,117 1,353 12,173 3,095
Interest expense – – – 156 1,373 181
Other 78,203 74,405 23,356 916 12,884 4,502
Total Expenses 10,237,583 9,691,649 2,493,114 180,247 1,111,840 369,362
Administration Fee Waiver (24,081) (22,800) (5,808) (1,202) (7,866) (2,066)
Net Expenses 10,213,502 9,668,849 2,487,306 179,045 1,103,974 367,296
NET INVESTMENT INCOME (LOSS) (10,213,502) (9,668,849) (2,487,306) 3,456,207 18,392,496 9,785,625
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions 6,438 6,131 1,576 239,331 (14,436,158) (5,605,141)
Investment securities from affiliated mutual fund investments 391,219,887 434,882,097 113,294,403 – – –
Net Realized Gain (Loss) 391,226,325 434,888,228 113,295,979 239,331 (14,436,158) (5,605,141)
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities – – – 800,925 38,236,836 4,455,613
Investment securities from affiliated mutual fund investments 11,900,464 10,845,751 16,163,041 – – –
Foreign currencies – – – – – 20
Change in Net Unrealized Appreciation (Depreciation) 11,900,464 10,845,751 16,163,041 800,925 38,236,836 4,455,633
NET GAIN (LOSS) 403,126,789 445,733,979 129,459,020 1,040,256 23,800,678 (1,149,508)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 392,913,287 $ 436,065,130 $ 126,971,714 $ 4,496,463 $ 42,193,174 $ 8,636,117
Foreign taxes withheld on dividends and interest $ – $ – $ – ( $ 1,973 ) $ – $ 455

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
June 30, 2025 (Unaudited)
PD Large-Cap
Growth Index
Portfolio
PD Large-Cap
Value Index
Portfolio
PD Mid-Cap
Index
Portfolio
PD Small-Cap
Growth Index
Portfolio
PD Small-Cap
Value Index
Portfolio
PD Emerging
Markets Index
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 3,581,591 $ 10,531,038 $ 2,377,579 $ 216,509 $ 2,081,966 $ 503,683
Interest, net of foreign taxes withheld 88,933 99,145 32,061 7,967 19,527 15,861
Securities lending income, net 221 2,250 1,237 3,669 20,959 –
Total Investment Income 3,670,745 10,632,433 2,410,877 228,145 2,122,452 519,544
EXPENSES
Advisory fees 702,448 625,748 197,422 46,179 126,384 113,229
Administration fees 98,101 86,916 24,678 5,772 15,798 3,523
Custodian fees and expenses 11,600 14,729 7,343 8,304 10,139 154,682
Portfolio accounting fees 61,149 63,110 29,473 21,862 25,291 68,619
Shareholder report expenses 2,338 2,064 552 135 393 145
Legal and audit fees 28,079 24,959 6,893 1,780 4,558 1,167
Trustees' fees 12,223 11,193 3,378 708 1,798 561
Interest expense 5,950 2,991 586 1,446 875 14,300
Licensing fees 42,485 40,867 12,402 3,113 3,953 7,717
Other 13,824 12,067 4,253 2,168 3,118 1,550
Total Expenses 978,197 884,644 286,980 91,467 192,307 365,493
Advisory Fee Waiver – – – – – (80,720)
Administration Fee Waiver (8,409) (7,450) (2,115) (495) (1,354) (302)
Net Expenses 969,788 877,194 284,865 90,972 190,953 284,471
NET INVESTMENT INCOME (LOSS) 2,700,957 9,755,239 2,126,012 137,173 1,931,499 235,073
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions, net of foreign capital gains tax withheld 118,406,003 76,986,334 18,298,547 7,669,849 2,920,230 6,381,921
Foreign currency transactions – – – – – 33,109
Futures contract transactions (328,242) (232,605) (185,872) (51,775) (140,964) 59,641
Net Realized Gain (Loss) 118,077,761 76,753,729 18,112,675 7,618,074 2,779,266 6,474,671
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities, net of deferred foreign capital gains tax (63,094,091) (28,257,516) (6,094,475) (8,050,050) (14,606,256) (1,530,500)
Foreign currencies – – – – – 32,632
Futures contracts 533,123 501,586 140,536 17,296 31,074 58,179
Change in Net Unrealized Appreciation (Depreciation) (62,560,968) (27,755,930) (5,953,939) (8,032,754) (14,575,182) (1,439,689)
NET GAIN (LOSS) 55,516,793 48,997,799 12,158,736 (414,680) (11,795,916) 5,034,982
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 58,217,750 $ 58,753,038 $ 14,284,748 ( $ 277,507 ) ( $ 9,864,417 ) $ 5,270,055
Foreign taxes withheld on dividends and interest ( $ 56 ) ( $ 1,564 ) ( $ 1,013 ) ( $ 509 ) ( $ 3,409 ) ( $ 66,659 )
Foreign capital gains tax withheld – – – – – (305,280)
Change in deferred foreign capital gains tax – – – – – (288,860)

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF OPERATIONS (Continued)
June 30, 2025 (Unaudited)
PD
International
Large-Cap
Index
Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld $ 14,663,590
Interest, net of foreign taxes withheld 127,095
Securities lending income, net 14,141
Total Investment Income 14,804,826
EXPENSES
Advisory fees 792,815
Administration fees 67,202
Custodian fees and expenses 39,823
Portfolio accounting fees 48,986
Shareholder report expenses 1,679
Legal and audit fees 19,796
Trustees' fees 8,740
Professional fees 5,546
Interest expense 5,838
Licensing fees 60,978
Other 9,773
Total Expenses 1,061,176
Advisory Fee Waiver (216,800)
Administration Fee Waiver (5,760)
Net Expenses 838,616
NET INVESTMENT INCOME (LOSS) 13,966,210
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions 31,215,974
Foreign currency transactions (33,224)
Futures contract transactions 819,818
Net Realized Gain (Loss) 32,002,568
Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities 89,145,415
Foreign currencies 602,236
Futures contracts 427,190
Change in Net Unrealized Appreciation (Depreciation) 90,174,841
NET GAIN (LOSS) 122,177,409
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS $ 136,143,619
Foreign taxes withheld on dividends and interest ( $ 1,695,736 )
Foreign taxes reclaimed 1,009,815

PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS
June 30, 2025 (Unaudited)

See Notes to Financial Statements
003
Bond Plus Portfolio (1)
005
Core Income Portfolio
010
Diversified Bond Portfolio
Period Ended
June 30,
2025 (2)
Year/Period Ended
December 31,
2024
Period Ended
June 30,
2025 (2)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (2)
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 10,574,950 $ 650,666 $ 7,759,751 $ 31,531,565 $ 46,329,091 $ 115,699,587
Net realized gain (loss) 1,424,185 (1,548,761) (1,112,108) (29,933,377) (1,881,670) (2,584,938)
Change in net unrealized appreciation (depreciation) 11,943,332 (2,813,704) 4,311,304 15,799,580 38,599,199 (56,062,731)
Net Increase (Decrease) in Net Assets
Resulting from Operations 23,942,467 (3,711,799) 10,958,947 17,397,768 83,046,620 57,051,918
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 633,271 1,293,982 14,136,838 37,871,366 38,059,448 64,614,448
Class P 356,526,190 199,748,105 43,657,779 59,349,098 86,796,661 720,009,278
Cost of shares repurchased
Class I (303,666) (3,923) (10,889,769) (8,509,215) (63,817,775) (60,956,230)
Class P (48,537,176) – (69,760,209) (675,228,920) (460,827,297) (789,725,044)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 308,318,619 201,038,164 (22,855,361) (586,517,671) (399,788,963) (66,057,548)
NET INCREASE (DECREASE) IN NET ASSETS 332,261,086 197,326,365 (11,896,414) (569,119,903) (316,742,343) (9,005,630)
NET ASSETS
Beginning of Year or Period 197,326,365 – 335,080,162 904,200,065 2,087,900,977 2,096,906,607
End of Year or Period $ 529,587,451 $ 197,326,365 $ 323,183,748 $ 335,080,162 $ 1,771,158,634 $ 2,087,900,977
015
Floating Rate Income Portfolio
020
High Yield Bond Portfolio
025
Inflation Managed Portfolio
Period Ended
June 30,
2025 (2)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (2)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (2)
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 14,800,361 $ 25,757,434 $ 25,869,124 $ 42,868,996 $ 7,692,603 $ 13,662,282
Net realized gain (loss) (4,345,227) (1,336,237) (5,051,372) (12,791,369) (5,572,286) (13,599,712)
Change in net unrealized appreciation (depreciation) (987,195) 142,782 4,699,863 14,140,334 16,598,012 8,116,493
Net Increase (Decrease) in Net Assets
Resulting from Operations 9,467,939 24,563,979 25,517,615 44,217,961 18,718,329 8,179,063
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 10,788,549 32,098,758 12,627,294 27,510,591 6,149,331 14,815,929
Class P 162,210,327 96,222,185 154,711,256 362,475,174 9,312,478 25,510,566
Cost of shares repurchased
Class I (23,355,879) (47,998,434) (22,562,339) (51,668,832) (18,840,228) (39,797,568)
Class P (176,834,595) (14,202,562) (288,307,568) (198,631,587) (18,220,791) (71,240,566)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (27,191,598) 66,119,947 (143,531,357) 139,685,346 (21,599,210) (70,711,639)
NET INCREASE (DECREASE) IN NET ASSETS (17,723,659) 90,683,926 (118,013,742) 183,903,307 (2,880,881) (62,532,576)
NET ASSETS
Beginning of Year or Period 366,272,588 275,588,662 765,962,653 582,059,346 352,448,424 414,981,000
End of Year or Period $ 348,548,929 $ 366,272,588 $ 647,948,911 $ 765,962,653 $ 349,567,543 $ 352,448,424
(1) Operations commenced on October 31, 2024.
(2) Unaudited.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
June 30, 2025 (Unaudited)
030
Intermediate Bond Portfolio
035
Total Return Portfolio
040
Short Duration Bond Portfolio
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 10,922,105 $ 34,888,028 $ 35,943,853 $ 95,831,195 $ 22,213,900 $ 48,913,806
Net realized gain (loss) (22,487,710) (65,968,021) (3,107,873) (34,243,642) 1,572,713 (16,478,626)
Change in net unrealized appreciation (depreciation) 30,971,887 51,049,606 45,244,561 3,928,305 5,943,483 14,127,196
Net Increase (Decrease) in Net Assets
Resulting from Operations 19,406,282 19,969,613 78,080,541 65,515,858 29,730,096 46,562,376
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 12,680,848 24,427,279 23,810,974 72,535,997 36,197,062 38,833,961
Class P 316,106,235 113,572,135 156,063,692 241,093,832 757,109,365 284,702,757
Cost of shares repurchased
Class I (3,570,194) (2,463,414) (43,342,732) (63,142,306) (44,680,885) (67,894,299)
Class P (297,199,573) (759,755,382) (347,975,682) (686,747,832) (306,398,289) (1,156,543,197)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 28,017,316 (624,219,382) (211,443,748) (436,260,309) 442,227,253 (900,900,778)
NET INCREASE (DECREASE) IN NET ASSETS 47,423,598 (604,249,769) (133,363,207) (370,744,451) 471,957,349 (854,338,402)
NET ASSETS
Beginning of Year or Period 679,415,054 1,283,664,823 1,841,614,859 2,212,359,310 984,284,126 1,838,622,528
End of Year or Period $ 726,838,652 $ 679,415,054 $ 1,708,251,652 $ 1,841,614,859 $ 1,456,241,475 $ 984,284,126
045
Emerging Markets Debt Portfolio
050
Dividend Growth Portfolio
055
Equity Index Portfolio
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 4,186,101 $ 18,702,540 $ 2,894,521 $ 5,618,813 $ 27,685,109 $ 60,103,143
Net realized gain (loss) (529,768) 5,767,693 14,832,723 147,918,472 21,040,360 478,461,000
Change in net unrealized appreciation (depreciation) 6,124,993 (6,510,708) 32,575,218 (57,157,624) 264,660,253 598,453,673
Net Increase (Decrease) in Net Assets
Resulting from Operations 9,781,326 17,959,525 50,302,462 96,379,661 313,385,722 1,137,017,816
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 1,166,542 3,824,899 12,121,562 27,036,983 171,125,628 313,153,686
Class P 98,129,469 184,539,677 278,381 1,109,300 96,581,398 159,712,849
Cost of shares repurchased
Class I (5,256,179) (4,577,319) (23,006,211) (53,536,432) (171,982,874) (388,530,521)
Class P (15,079,417) (306,288,178) (154,575) (299,105,435) (28,956,248) (779,104,048)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 78,960,415 (122,500,921) (10,760,843) (324,495,584) 66,767,904 (694,768,034)
NET INCREASE (DECREASE) IN NET ASSETS 88,741,741 (104,541,396) 39,541,619 (228,115,923) 380,153,626 442,249,782
NET ASSETS
Beginning of Year or Period 118,173,076 222,714,472 675,830,532 903,946,455 5,003,694,054 4,561,444,272
End of Year or Period $ 206,914,817 $ 118,173,076 $ 715,372,151 $ 675,830,532 $ 5,383,847,680 $ 5,003,694,054
(1) Unaudited.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
June 30, 2025 (Unaudited)
060
Focused Growth Portfolio
065
Growth Portfolio
070
Hedged Equity Portfolio
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) ( $ 780,478 ) ( $ 1,038,621 ) ( $ 1,128,626 ) ( $ 2,619,444 ) $ 1,141,196 $ 1,980,413
Net realized gain (loss) 93,357,195 234,673,216 107,035,210 302,062,095 (13,045,728) 7,469,752
Change in net unrealized appreciation (depreciation) (49,632,881) 11,362,027 3,342,247 144,140,989 14,823,671 47,142,487
Net Increase (Decrease) in Net Assets
Resulting from Operations 42,943,836 244,996,622 109,248,831 443,583,640 2,919,139 56,592,652
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 12,613,463 43,050,353 19,618,319 49,192,596 59,130,636 122,966,540
Class P 3,374,413 8,779,409 147,765,546 164,946,334 2,924,348 7,164,168
Cost of shares repurchased
Class I (16,694,841) (30,479,378) (41,226,880) (100,429,060) (18,911,882) (30,430,282)
Class P (211,116,039) (600,457,073) (277,541,062) (249,190,267) (513,382) (2,031,622)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (211,823,004) (579,106,689) (151,384,077) (135,480,397) 42,629,720 97,668,804
NET INCREASE (DECREASE) IN NET ASSETS (168,879,168) (334,110,067) (42,135,246) 308,103,243 45,548,859 154,261,456
NET ASSETS
Beginning of Year or Period 631,507,757 965,617,824 1,744,256,652 1,436,153,409 427,622,266 273,360,810
End of Year or Period $ 462,628,589 $ 631,507,757 $ 1,702,121,406 $ 1,744,256,652 $ 473,171,125 $ 427,622,266
075
Large-Cap Core Portfolio
080
Large-Cap Growth Portfolio
082
Large-Cap Plus Bond Alpha
Portfolio (2)
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year/Period Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 8,306,494 $ 16,948,175 ( $ 327,494 ) ( $ 3,218,878 ) $ 16,275,725 $ 2,425,902
Net realized gain (loss) 114,435,891 308,742,394 160,083,339 387,710,444 (17,577,006) 380,870
Change in net unrealized appreciation (depreciation) 4,254,410 176,640,501 (82,661,860) 44,116,447 54,120,284 (28,670,385)
Net Increase (Decrease) in Net Assets
Resulting from Operations 126,996,795 502,331,070 77,093,985 428,608,013 52,819,003 (25,863,613)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 12,821,574 26,146,848 7,177,300 32,540,408 457,625 2,013,080
Class P 128,539,192 668,990,544 70,165,967 222,249,049 14,832,556 829,364,225
Cost of shares repurchased
Class I (29,761,336) (62,302,410) (27,993,743) (81,367,270) (11,461) (3,846)
Class P (243,208,158) (385,993,211) (406,181,925) (291,988,496) (36,438,499) –
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (131,608,728) 246,841,771 (356,832,401) (118,566,309) (21,159,779) 831,373,459
NET INCREASE (DECREASE) IN NET ASSETS (4,611,933) 749,172,841 (279,738,416) 310,041,704 31,659,224 805,509,846
NET ASSETS
Beginning of Year or Period 2,613,657,005 1,864,484,164 1,752,519,254 1,442,477,550 805,509,846 –
End of Year or Period $ 2,609,045,072 $ 2,613,657,005 $ 1,472,780,838 $ 1,752,519,254 $ 837,169,070 $ 805,509,846
(1) Unaudited.
(2) Operations commenced on October 31, 2024.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
June 30, 2025 (Unaudited)
085
Large-Cap Value Portfolio
090
Mid-Cap Growth Portfolio
095
Mid-Cap Plus Bond Alpha Portfolio
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 6,303,252 $ 18,629,632 ( $ 1,331,186 ) ( $ 2,546,977 ) $ 15,081,205 $ 26,719,835
Net realized gain (loss) 117,404,112 219,076,554 (41,999,149) 73,364,847 (32,941,096) 156,668,206
Change in net unrealized appreciation (depreciation) (101,359,217) (114,284,629) 73,560,925 (57,295,021) 45,236,350 (100,313,532)
Net Increase (Decrease) in Net Assets
Resulting from Operations 22,348,147 123,421,557 30,230,590 13,522,849 27,376,459 83,074,509
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 7,727,410 19,849,848 19,623,714 27,141,727 4,163,370 24,400,200
Class P 7,463,870 248,977,190 219,731,144 230,223,648 167,325,158 7,406,425
Cost of shares repurchased
Class I (18,449,638) (53,019,226) (17,246,653) (42,807,812) (25,053,079) (52,897,768)
Class P (364,437,243) (476,439,923) (146,813,375) (213,058,901) (12,317,436) (63,521,351)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (367,695,601) (260,632,111) 75,294,830 1,498,662 134,118,013 (84,612,494)
NET INCREASE (DECREASE) IN NET ASSETS (345,347,454) (137,210,554) 105,525,420 15,021,511 161,494,472 (1,537,985)
NET ASSETS
Beginning of Year or Period 1,150,654,436 1,287,864,990 950,541,677 935,520,166 606,009,424 607,547,409
End of Year or Period $ 805,306,982 $ 1,150,654,436 $ 1,056,067,097 $ 950,541,677 $ 767,503,896 $ 606,009,424
100
Mid-Cap Value Portfolio
103
QQQ Plus Bond Alpha Portfolio (2)
105
Small-Cap Equity Portfolio
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year/Period Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 1,495,897 $ 3,356,454 $ 7,568,891 $ 718,419 $ 2,748,661 $ 3,371,317
Net realized gain (loss) 46,543,155 57,103,890 (5,920,701) 8,353,555 (1,295,004) 9,963,745
Change in net unrealized appreciation (depreciation) (16,744,112) (17,979,108) 25,961,193 (11,214,094) (13,232,255) (348,318)
Net Increase (Decrease) in Net Assets
Resulting from Operations 31,294,940 42,481,236 27,609,383 (2,142,120) (11,778,598) 12,986,744
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 14,299,988 24,564,918 1,139,396 5,752,295 8,782,205 15,880,051
Class P 157,718,614 90,397,169 219,485,435 203,107,974 76,431,280 221,661,682
Cost of shares repurchased
Class I (8,536,719) (16,785,470) (1,838,629) (4,893) (3,274,638) (16,904,431)
Class P (201,097,051) (161,717,663) (22,232,952) (346) (90,522,701) (60,345,721)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (37,615,168) (63,541,046) 196,553,250 208,855,030 (8,583,854) 160,291,581
NET INCREASE (DECREASE) IN NET ASSETS (6,320,228) (21,059,810) 224,162,633 206,712,910 (20,362,452) 173,278,325
NET ASSETS
Beginning of Year or Period 326,731,566 347,791,376 206,712,910 – 411,317,850 238,039,525
End of Year or Period $ 320,411,338 $ 326,731,566 $ 430,875,543 $ 206,712,910 $ 390,955,398 $ 411,317,850
(1) Unaudited.
(2) Operations commenced on October 15, 2024.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
June 30, 2025 (Unaudited)
110
Small-Cap Growth Portfolio
115
Small-Cap Index Portfolio
117
Small-Cap Plus Bond Alpha
Portfolio (1)
Period Ended
June 30,
2025 (2)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (2)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (2)
Year/Period Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 84,530 $ 15,442 $ 3,203,058 $ 7,746,136 $ 1,883,607 $ 371,253
Net realized gain (loss) 8,823,703 27,030,420 15,531,235 63,478,298 (11,384,548) 636,872
Change in net unrealized appreciation (depreciation) 1,499,182 7,814,555 (31,724,703) 13,728,150 8,346,858 (5,761,644)
Net Increase (Decrease) in Net Assets
Resulting from Operations 10,407,415 34,860,417 (12,990,410) 84,952,584 (1,154,083) (4,753,519)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 4,714,792 9,685,090 19,589,206 75,980,332 4,270,253 360,383
Class P 23,802,311 240,154,750 22,660,455 49,919,158 9,403,728 98,689,118
Cost of shares repurchased
Class I (6,209,354) (16,827,350) (26,405,504) (79,523,610) (12,137) (46)
Class P (157,632,003) (152,396,582) (17,855,573) (131,013,827) (8,496,801) (1,138)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (135,324,254) 80,615,908 (2,011,416) (84,637,947) 5,165,043 99,048,317
NET INCREASE (DECREASE) IN NET ASSETS (124,916,839) 115,476,325 (15,001,826) 314,637 4,010,960 94,294,798
NET ASSETS
Beginning of Year or Period 405,895,209 290,418,884 698,464,963 698,150,326 94,294,798 –
End of Year or Period $ 280,978,370 $ 405,895,209 $ 683,463,137 $ 698,464,963 $ 98,305,758 $ 94,294,798
120
Small-Cap Value Portfolio
125
Value Portfolio
130
Value Advantage Portfolio
Period Ended
June 30,
2025 (2)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (2)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (2)
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 2,412,155 $ 4,046,330 $ 7,412,464 $ 17,971,102 $ 6,211,761 $ 16,384,073
Net realized gain (loss) (804,684) (9,062,577) 14,399,231 92,870,328 41,183,766 215,213,050
Change in net unrealized appreciation (depreciation) (30,320,831) 31,001,953 53,717,182 (32,649,202) (22,224,695) (64,910,327)
Net Increase (Decrease) in Net Assets
Resulting from Operations (28,713,360) 25,985,706 75,528,877 78,192,228 25,170,832 166,686,796
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 7,243,829 11,284,275 4,027,852 3,848,978 9,673,252 10,670,097
Class P 103,993,544 158,141,072 133,791,484 236,045,588 120,215,913 261,107,126
Cost of shares repurchased
Class I (8,091,865) (31,036,841) (11,633,422) (27,801,504) (5,362,589) (17,107,715)
Class P (88,938,427) (107,372,328) (101,787,797) (240,905,484) (107,058,275) (460,826,571)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 14,207,081 31,016,178 24,398,117 (28,812,422) 17,468,301 (206,157,063)
NET INCREASE (DECREASE) IN NET ASSETS (14,506,279) 57,001,884 99,926,994 49,379,806 42,639,133 (39,470,267)
NET ASSETS
Beginning of Year or Period 348,023,388 291,021,504 1,018,069,167 968,689,361 752,174,323 791,644,590
End of Year or Period $ 333,517,109 $ 348,023,388 $ 1,117,996,161 $ 1,018,069,167 $ 794,813,456 $ 752,174,323
(1) Operations commenced on October 31, 2024.
(2) Unaudited.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
June 30, 2025 (Unaudited)
135
Emerging Markets Portfolio
137
International Equity Plus Bond
Alpha Portfolio (1)
140
International Growth Portfolio
Period Ended
June 30,
2025 (2)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (2)
Year/Period Ended
December 31,
2024
Period Ended
June 30,
2025 (2)
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 4,738,386 $ 4,932,284 $ 5,088,672 $ 792,449 $ 4,189,454 $ 7,255,959
Net realized gain (loss) 22,123,929 20,792,089 32,367,998 (4,601,163) 45,068,139 83,977,552
Change in net unrealized appreciation (depreciation) 43,783,710 (35,591,341) 8,832,310 (6,541,230) 50,428,721 (14,338,409)
Net Increase (Decrease) in Net Assets
Resulting from Operations 70,646,025 (9,866,968) 46,288,980 (10,349,944) 99,686,314 76,895,102
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 9,207,354 25,434,969 4,331,478 529,297 7,111,767 5,504,886
Class P 44,318,390 255,128,694 17,603,180 253,203,096 48,953,955 207,438,046
Cost of shares repurchased
Class I (20,437,213) (59,632,234) (2,254,592) (3,102) (4,755,157) (317,920)
Class P (148,230,471) (234,508,189) (34,920,127) – (219,568,137) (475,609,756)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (115,141,940) (13,576,760) (15,240,061) 253,729,291 (168,257,572) (262,984,744)
NET INCREASE (DECREASE) IN NET ASSETS (44,495,915) (23,443,728) 31,048,919 243,379,347 (68,571,258) (186,089,642)
NET ASSETS
Beginning of Year or Period 597,067,197 620,510,925 243,379,347 – 676,980,846 863,070,488
End of Year or Period $ 552,571,282 $ 597,067,197 $ 274,428,266 $ 243,379,347 $ 608,409,588 $ 676,980,846
145
International Large-Cap Portfolio
150
International Small-Cap Portfolio
155
International Value Portfolio
Period Ended
June 30,
2025 (2)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (2)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (2)
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 15,241,800 $ 16,330,059 $ 6,819,561 $ 4,150,030 $ 28,302,091 $ 30,067,656
Net realized gain (loss) 82,280,693 77,170,768 12,900,077 5,426,259 62,725,715 86,703,430
Change in net unrealized appreciation (depreciation) 96,684,202 (50,167,583) 57,808,384 (20,024,148) 199,448,338 (82,143,073)
Net Increase (Decrease) in Net Assets
Resulting from Operations 194,206,695 43,333,244 77,528,022 (10,447,859) 290,476,144 34,628,013
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 20,563,653 40,522,452 2,257,096 4,929,207 29,230,336 20,991,033
Class P 24,616,483 385,337,187 139,380,073 319,456,125 147,295,615 254,190,467
Cost of shares repurchased
Class I (41,055,160) (71,961,874) (5,343,880) (8,469,133) (28,903,061) (30,868,125)
Class P (154,063,668) (200,721,418) (165,543,151) (132,702,707) (239,521,788) (269,610,813)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (149,938,692) 153,176,347 (29,249,862) 183,213,492 (91,898,898) (25,297,438)
NET INCREASE (DECREASE) IN NET ASSETS 44,268,003 196,509,591 48,278,160 172,765,633 198,577,246 9,330,575
NET ASSETS
Beginning of Year or Period 1,188,641,862 992,132,271 386,656,452 213,890,819 993,296,678 983,966,103
End of Year or Period $ 1,232,909,865 $ 1,188,641,862 $ 434,934,612 $ 386,656,452 $ 1,191,873,924 $ 993,296,678
(1) Operations commenced on October 31, 2024.
(2) Unaudited.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
June 30, 2025 (Unaudited)
160
Health Sciences Portfolio
165
Real Estate Portfolio
170
Technology Portfolio
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 578,690 $ 314,593 $ 4,156,796 $ 7,067,976 ( $ 914,951 ) ( $ 1,833,601 )
Net realized gain (loss) 19,917,842 37,316,722 14,728,949 6,855,219 21,391,415 134,870,649
Change in net unrealized appreciation (depreciation) (23,581,107) (19,498,870) (15,923,791) 12,943,485 3,096,907 (20,066,575)
Net Increase (Decrease) in Net Assets
Resulting from Operations (3,084,575) 18,132,445 2,961,954 26,866,680 23,573,371 112,970,473
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 7,210,636 11,272,018 4,072,806 8,443,323 22,712,350 47,112,808
Class P 212,208 578,099 112,132,885 102,181,473 485,942 1,526,461
Cost of shares repurchased
Class I (22,546,516) (56,906,534) (13,793,171) (32,914,578) (40,208,586) (51,383,137)
Class P (127,445) (299,696) (103,281,351) (85,179,128) (116,752) (297,522)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (15,251,117) (45,356,113) (868,831) (7,468,910) (17,127,046) (3,041,390)
NET INCREASE (DECREASE) IN NET ASSETS (18,335,692) (27,223,668) 2,093,123 19,397,770 6,446,325 109,929,083
NET ASSETS
Beginning of Year or Period 373,651,024 400,874,692 382,225,972 362,828,202 414,038,433 304,109,350
End of Year or Period $ 355,315,332 $ 373,651,024 $ 384,319,095 $ 382,225,972 $ 420,484,758 $ 414,038,433
175
ESG Diversified Portfolio
180
ESG Diversified Growth Portfolio
185
PSF Avantis Balanced Allocation
Portfolio (2)
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 165,186 $ 461,126 $ 78,585 $ 232,056 $ 3,046,972 $ 6,925,735
Net realized gain (loss) 427,099 4,703,202 257,803 2,070,088 7,549,283 44,723,975
Change in net unrealized appreciation (depreciation) 917,228 (914,363) 1,067,900 (70,833) 8,984,199 (15,305,470)
Net Increase (Decrease) in Net Assets
Resulting from Operations 1,509,513 4,249,965 1,404,288 2,231,311 19,580,454 36,344,240
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 1,628,432 6,023,074 912,096 2,345,671 2,606,321 8,756,733
Class P 298,061 1,590,862 1,814,548 3,654,873 4,983,638 358,432
Cost of shares repurchased
Class I (2,429,882) (15,051,649) (322,958) (326,022) (29,184,350) (57,505,349)
Class P (157,769) (552,466) (518,190) (1,526,069) (583,830) (378,571)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (661,158) (7,990,179) 1,885,496 4,148,453 (22,178,221) (48,768,755)
NET INCREASE (DECREASE) IN NET ASSETS 848,355 (3,740,214) 3,289,784 6,379,764 (2,597,767) (12,424,515)
NET ASSETS
Beginning of Year or Period 29,688,596 33,428,810 21,483,455 15,103,691 320,492,619 332,917,134
End of Year or Period $ 30,536,951 $ 29,688,596 $ 24,773,239 $ 21,483,455 $ 317,894,852 $ 320,492,619
(1) Unaudited.
(2) Class D shares of the PSF Avantis Balanced Allocation Portfolio have been redesignated as Class I on May 1, 2025.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
June 30, 2025 (Unaudited)
190
Pacific Dynamix - Conservative
Growth Portfolio
195
Pacific Dynamix - Moderate Growth
Portfolio
200
Pacific Dynamix - Growth Portfolio
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) ( $ 883,173 ) ( $ 1,864,157 ) ( $ 4,645,314 ) ( $ 9,699,005 ) ( $ 3,644,323 ) ( $ 7,647,645 )
Net realized gain (loss) 22,968,131 40,671,636 167,385,867 218,951,850 133,873,680 132,862,889
Change in net unrealized appreciation (depreciation) 3,693,892 1,843,400 (18,059,591) 84,468,829 6,808,920 140,603,878
Net Increase (Decrease) in Net Assets
Resulting from Operations 25,778,850 40,650,879 144,680,962 293,721,674 137,038,277 265,819,122
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 6,658,262 11,648,989 6,282,002 15,509,693 25,711,687 46,783,568
Class P 5,831,941 9,624,421 10,767,114 26,799,068 15,301,441 30,003,791
Cost of shares repurchased
Class I (37,284,973) (79,060,489) (173,113,333) (320,639,039) (207,253,139) (215,744,391)
Class P (3,156,560) (4,008,725) (3,812,125) (9,731,624) (3,122,837) (5,059,258)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (27,951,330) (61,795,804) (159,876,342) (288,061,902) (169,362,848) (144,016,290)
NET INCREASE (DECREASE) IN NET ASSETS (2,172,480) (21,144,925) (15,195,380) 5,659,772 (32,324,571) 121,802,832
NET ASSETS
Beginning of Year or Period 480,123,507 501,268,432 2,532,389,310 2,526,729,538 2,079,369,996 1,957,567,164
End of Year or Period $ 477,951,027 $ 480,123,507 $ 2,517,193,930 $ 2,532,389,310 $ 2,047,045,425 $ 2,079,369,996
201
Pacific Dynamix - Aggressive
Growth Portfolio (2)
205
Portfolio Optimization Conservative
Portfolio
210
Portfolio Optimization Moderate-
Conservative Portfolio
Period Ended
June 30,
2025 (1)
Year/Period Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) ( $ 14,289 ) ( $ 9,884 ) ( $ 1,527,252 ) ( $ 3,348,730 ) ( $ 2,242,784 ) ( $ 4,951,988 )
Net realized gain (loss) 71,346 312,652 29,491,072 47,904,271 61,697,365 149,415,573
Change in net unrealized appreciation (depreciation) 898,539 72,096 17,950,251 19,262,620 21,669,745 (19,651,359)
Net Increase (Decrease) in Net Assets
Resulting from Operations 955,596 374,864 45,914,071 63,818,161 81,124,326 124,812,226
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 3,951,514 5,159,630 18,070,362 24,731,347 3,729,160 6,580,104
Class P 4,545,564 4,140,455 800 3,468 13,300 45,075
Cost of shares repurchased
Class I (790,213) (1,153,990) (91,167,094) (192,409,885) (132,261,419) (253,281,960)
Class P (828,972) (2,156,682) (2,666) (3,434) (7,870) (19,158)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 6,877,893 5,989,413 (73,098,598) (167,678,504) (128,526,829) (246,675,939)
NET INCREASE (DECREASE) IN NET ASSETS 7,833,489 6,364,277 (27,184,527) (103,860,343) (47,402,503) (121,863,713)
NET ASSETS
Beginning of Year or Period 6,364,277 – 971,166,751 1,075,027,094 1,448,296,578 1,570,160,291
End of Year or Period $ 14,197,766 $ 6,364,277 $ 943,982,224 $ 971,166,751 $ 1,400,894,075 $ 1,448,296,578
(1) Unaudited.
(2) Operations commenced on April 30, 2024.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
June 30, 2025 (Unaudited)
215
Portfolio Optimization Moderate
Portfolio
220
Portfolio Optimization Growth
Portfolio
225
Portfolio Optimization Aggressive-
Growth Portfolio
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) ( $ 10,213,502 ) ( $ 22,334,960 ) ( $ 9,668,849 ) ( $ 21,052,419 ) ( $ 2,487,306 ) ( $ 5,308,014 )
Net realized gain (loss) 391,226,325 843,841,062 434,888,228 918,796,233 113,295,979 255,296,812
Change in net unrealized appreciation (depreciation) 11,900,464 (76,086,533) 10,845,751 (188,604,900) 16,163,041 (59,208,941)
Net Increase (Decrease) in Net Assets
Resulting from Operations 392,913,287 745,419,569 436,065,130 709,138,914 126,971,714 190,779,857
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I 5,379,168 5,639,083 2,211,509 8,471,611 9,540,718 8,112,499
Class P 297,380 107,318 132,617 830,591 308,517 1,337,609
Cost of shares repurchased
Class I (503,116,482) (1,099,394,315) (481,991,760) (972,806,544) (107,788,241) (211,337,848)
Class P (73,065) (152,634) (96,125) (252,382) (227,543) (228,746)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (497,512,999) (1,093,800,548) (479,743,759) (963,756,724) (98,166,549) (202,116,486)
NET INCREASE (DECREASE) IN NET ASSETS (104,599,712) (348,380,979) (43,678,629) (254,617,810) 28,805,165 (11,336,629)
NET ASSETS
Beginning of Year or Period 6,665,079,844 7,013,460,823 6,311,097,411 6,565,715,221 1,593,421,008 1,604,757,637
End of Year or Period $ 6,560,480,132 $ 6,665,079,844 $ 6,267,418,782 $ 6,311,097,411 $ 1,622,226,173 $ 1,593,421,008
230
PD 1-3 Year Corporate Bond
Portfolio
235
PD Aggregate Bond Index Portfolio
240
PD High Yield Bond Market Portfolio
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 3,456,207 $ 6,350,320 $ 18,392,496 $ 39,895,604 $ 9,785,625 $ 15,038,782
Net realized gain (loss) 239,331 (1,115,857) (14,436,158) (12,264,731) (5,605,141) (2,117,431)
Change in net unrealized appreciation (depreciation) 800,925 (923,226) 38,236,836 (10,803,370) 4,455,633 4,810,929
Net Increase (Decrease) in Net Assets
Resulting from Operations 4,496,463 4,311,237 42,193,174 16,827,503 8,636,117 17,732,280
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class P 201,248,417 85,457,323 113,909,798 151,523,799 85,024,346 93,008,536
Cost of shares repurchased
Class P (54,999,983) (254,343,826) (155,750,945) (247,622,217) (114,967,025) (25,668,958)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions 146,248,434 (168,886,503) (41,841,147) (96,098,418) (29,942,679) 67,339,578
NET INCREASE (DECREASE) IN NET ASSETS 150,744,897 (164,575,266) 352,027 (79,270,915) (21,306,562) 85,071,858
NET ASSETS
Beginning of Year or Period 130,903,592 295,478,858 1,110,188,014 1,189,458,929 267,052,171 181,980,313
End of Year or Period $ 281,648,489 $ 130,903,592 $ 1,110,540,041 $ 1,110,188,014 $ 245,745,609 $ 267,052,171
(1) Unaudited.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
June 30, 2025 (Unaudited)
245
PD Large-Cap Growth Index
Portfolio
250
PD Large-Cap Value Index Portfolio
255
PD Mid-Cap Index Portfolio
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 2,700,957 $ 6,024,181 $ 9,755,239 $ 22,178,254 $ 2,126,012 $ 4,851,606
Net realized gain (loss) 118,077,761 169,261,964 76,753,729 95,057,132 18,112,675 36,686,057
Change in net unrealized appreciation (depreciation) (62,560,968) 151,203,689 (27,755,930) 33,551,295 (5,953,939) 10,270,642
Net Increase (Decrease) in Net Assets
Resulting from Operations 58,217,750 326,489,834 58,753,038 150,786,681 14,284,748 51,808,305
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P 106,378,772 112,266,602 32,426,731 148,475,524 30,885,253 20,529,793
Cost of shares repurchased - Class P (254,660,666) (257,866,753) (143,036,491) (244,672,083) (61,570,623) (128,893,649)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (148,281,894) (145,600,151) (110,609,760) (96,196,559) (30,685,370) (108,363,856)
NET INCREASE (DECREASE) IN NET ASSETS (90,064,144) 180,889,683 (51,856,722) 54,590,122 (16,400,622) (56,555,551)
NET ASSETS
Beginning of Year or Period 1,193,545,929 1,012,656,246 1,058,166,853 1,003,576,731 293,117,095 349,672,646
End of Year or Period $ 1,103,481,785 $ 1,193,545,929 $ 1,006,310,131 $ 1,058,166,853 $ 276,716,473 $ 293,117,095
260
PD Small-Cap Growth Index Portfolio
265
PD Small-Cap Value Index Portfolio
270
PD Emerging Markets Index Portfolio
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 137,173 $ 344,679 $ 1,931,499 $ 2,247,241 $ 235,073 $ 1,778,985
Net realized gain (loss) 7,618,074 5,012,110 2,779,266 3,195,517 6,474,671 (4,987,685)
Change in net unrealized appreciation (depreciation) (8,032,754) 7,236,783 (14,575,182) (985,890) (1,439,689) 9,819,126
Net Increase (Decrease) in Net Assets
Resulting from Operations (277,507) 12,593,572 (9,864,417) 4,456,868 5,270,055 6,610,426
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P 7,847,419 27,808,870 72,220,979 72,723,248 608,638 32,746,354
Cost of shares repurchased - Class P (53,507,985) (20,890,004) (35,079,985) (12,603,648) (55,345,194) (57,553,631)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (45,660,566) 6,918,866 37,140,994 60,119,600 (54,736,556) (24,807,277)
NET INCREASE (DECREASE) IN NET ASSETS (45,938,073) 19,512,438 27,276,577 64,576,468 (49,466,501) (18,196,851)
NET ASSETS
Beginning of Year or Period 91,621,264 72,108,826 153,135,909 88,559,441 80,525,195 98,722,046
End of Year or Period $ 45,683,191 $ 91,621,264 $ 180,412,486 $ 153,135,909 $ 31,058,694 $ 80,525,195
(1) Unaudited.

See Notes to Financial Statements
PACIFIC SELECT FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
June 30, 2025 (Unaudited)
275
PD International Large-Cap Index
Portfolio
Period Ended
June 30,
2025 (1)
Year Ended
December 31,
2024
OPERATIONS
Net investment income (loss) $ 13,966,210 $ 18,148,772
Net realized gain (loss) 32,002,568 14,487,484
Change in net unrealized appreciation (depreciation) 90,174,841 (4,356,331)
Net Increase (Decrease) in Net Assets
Resulting from Operations 136,143,619 28,279,925
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class P 70,914,625 122,016,616
Cost of shares repurchased - Class P (152,322,329) (123,275,628)
Net Increase (Decrease) in Net Assets from
Capital Share Transactions (81,407,704) (1,259,012)
NET INCREASE (DECREASE) IN NET ASSETS 54,735,915 27,020,913
NET ASSETS
Beginning of Year or Period 722,237,591 695,216,678
End of Year or Period $ 776,973,506 $ 722,237,591
(1) Unaudited.

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1)
Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

See Notes to Financial Statements
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Bond Plus
$ –
&
Class I
2025 (7) $ 9 .92 $ 0 .20 $ 0 .20 $ 0 .40 $ – $ – $ – $ 10 .32 0 .70% 0 .65% 3 .96% 4 .02% $ 1,667 5%
10/31/2024 - 12/31/2024 10 .00 0 .06 ( 0 .14 ) ( 0 .08 ) – – – 9 .92 0 .85% 0 .70% 3 .59% ( 0 .82% ) 1,280 0%
Class P
2025 (7) $ 9 .93 $ 0 .21 $ 0 .19 $ 0 .40 $ – $ – $ – $ 10 .33 0 .50% 0 .45% 4 .16% 4 .12% $ 527,920 5%
10/31/2024 - 12/31/2024 10 .00 0 .07 ( 0 .14 ) ( 0 .07 ) – – – 9 .93 0 .66% 0 .50% 3 .93% ( 0 .79% ) 196,047 0%
Core Income
–
&
Class I
2025 (7) $ 12 .32 $ 0 .29 $ 0 .12 $ 0 .41 $ – $ – $ – $ 12 .73 0 .77% 0 .77% 4 .72% 3 .35% $ 92,765 41%
2024 11 .98 0 .59 ( 0 .25 ) 0 .34 – – – 12 .32 0 .76% 0 .76% 4 .84% 2 .78% 86,569 96%
2023 11 .10 0 .51 0 .37 0 .88 – – – 11 .98 0 .74% 0 .74% 4 .43% 7 .98% 54,872 53%
2022 12 .67 0 .32 ( 1 .89 ) ( 1 .57 ) – – – 11 .10 0 .74% 0 .74% 2 .82% ( 12 .40% ) 42,839 88%
2021 12 .72 0 .23 ( 0 .28 ) ( 0 .05 ) – – – 12 .67 0 .74% 0 .74% 1 .80% ( 0 .39% ) 47,044 86%
2020 11 .61 0 .28 0 .83 1 .11 – – – 12 .72 0 .74% 0 .74% 2 .29% 9 .58% 46,604 121%
Class P
2025 (7) $ 12 .56 $ 0 .31 $ 0 .12 $ 0 .43 $ – $ – $ – $ 12 .99 0 .57% 0 .57% 4 .92% 3 .46% $ 230,419 41%
2024 12 .19 0 .62 ( 0 .25 ) 0 .37 – – – 12 .56 0 .55% 0 .55% 5 .02% 2 .98% 248,511 96%
2023 11 .27 0 .54 0 .38 0 .92 – – – 12 .19 0 .54% 0 .54% 4 .66% 8 .19% 849,328 53%
2022 12 .84 0 .35 ( 1 .92 ) ( 1 .57 ) – – – 11 .27 0 .54% 0 .54% 2 .96% ( 12 .23% ) 402,836 88%
2021 12 .86 0 .26 ( 0 .28 ) ( 0 .02 ) – – – 12 .84 0 .54% 0 .54% 2 .00% ( 0 .19% ) 590,267 86%
2020 11 .72 0 .31 0 .83 1 .14 – – – 12 .86 0 .54% 0 .54% 2 .53% 9 .79% 563,135 121%
Diversified Bond
–
&
Class I
2025 (7) $ 10 .23 $ 0 .25 $ 0 .20 $ 0 .45 $ – $ – $ – $ 10 .68 0 .65% 0 .65% 4 .91% 4 .38% $ 673,141 60%
2024 10 .07 0 .49 ( 0 .33 ) 0 .16 – – – 10 .23 0 .64% 0 .64% 4 .80% 1 .62% 669,767 133%
2023 9 .72 0 .41 ( 0 .06 ) 0 .35 – – – 10 .07 0 .66% 0 .66% 4 .15% 3 .60% 655,230 222%
2022 11 .94 0 .31 ( 2 .53 ) ( 2 .22 ) – – – 9 .72 0 .65% 0 .65% 3 .06% ( 18 .62% ) 603,308 104%
2021 12 .17 0 .26 ( 0 .49 ) ( 0 .23 ) – – – 11 .94 0 .64% 0 .64% 2 .20% ( 1 .93% ) 564,741 106%
2020 11 .03 0 .30 0 .84 1 .14 – – – 12 .17 0 .65% 0 .65% 2 .62% 10 .35% 474,148 176%
Class P
2025 (7) $ 13 .97 $ 0 .36 $ 0 .27 $ 0 .63 $ – $ – $ – $ 14 .60 0 .45% 0 .45% 5 .11% 4 .50% $ 1,098,018 60%
2024 13 .71 0 .69 ( 0 .43 ) 0 .26 – – – 13 .97 0 .44% 0 .44% 5 .01% 1 .87% 1,418,134 133%
2023 13 .21 0 .58 ( 0 .08 ) 0 .50 – – – 13 .71 0 .45% 0 .45% 4 .32% 3 .81% 1,441,677 222%
2022 16 .20 0 .44 ( 3 .43 ) ( 2 .99 ) – – – 13 .21 0 .45% 0 .45% 3 .12% ( 18 .46% ) 1,791,603 104%
2021 16 .49 0 .39 ( 0 .68 ) ( 0 .29 ) – – – 16 .20 0 .44% 0 .44% 2 .40% ( 1 .73% ) 4,131,522 106%
2020 14 .91 0 .44 1 .14 1 .58 – – – 16 .49 0 .45% 0 .45% 2 .80% 10 .57% 3,974,079 176%
Floating Rate Income
–
&
Class I
2025 (7) $ 16 .68 $ 0 .57 ( $ 0 .13 ) $ 0 .44 $ – $ – $ – $ 17 .12 0 .93% 0 .93% 6 .91% 2 .63% $ 252,909 104%
2024 15 .43 1 .33 ( 0 .08 ) 1 .25 – – – 16 .68 0 .92% 0 .92% 8 .27% 8 .05% 258,964 102%
2023 13 .58 1 .26 0 .59 1 .85 – – – 15 .43 0 .92% 0 .92% 8 .64% 13 .66% 254,540 108%
2022 13 .79 0 .71 ( 0 .92 ) ( 0 .21 ) – – – 13 .58 0 .91% 0 .90% 5 .26% ( 1 .54% ) 241,459 45%
2021 13 .18 0 .53 0 .08 0 .61 – – – 13 .79 0 .91% 0 .86% 3 .91% 4 .62% 269,774 104%
2020 12 .59 0 .49 0 .10 0 .59 – – – 13 .18 0 .91% 0 .86% 3 .94% 4 .71% 236,995 107%
Class P
2025 (7) $ 17 .07 $ 0 .59 ( $ 0 .13 ) $ 0 .46 $ – $ – $ – $ 17 .53 0 .72% 0 .72% 6 .95% 2 .73% $ 95,640 104%
2024 15 .75 1 .35 ( 0 .03 ) 1 .32 – – – 17 .07 0 .72% 0 .72% 8 .08% 8 .39% 107,308 102%
2023 13 .84 1 .12 0 .79 1 .91 – – – 15 .75 0 .71% 0 .71% 7 .87% 13 .76% 21,048 108%
2022 14 .03 0 .78 ( 0 .97 ) ( 0 .19 ) – – – 13 .84 0 .72% 0 .71% 5 .68% ( 1 .35% ) 493,288 45%
2021 13 .38 0 .56 0 .09 0 .65 – – – 14 .03 0 .71% 0 .66% 4 .10% 4 .83% 129,383 104%
2020 12 .76 0 .53 0 .09 0 .62 – – – 13 .38 0 .71% 0 .66% 4 .19% 4 .92% 239,179 107%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
High Yield Bond
$
–
&
Class I
2025 (7) $ 10 .66 $ 0 .36 $ 0 .08 $ 0 .44 $ – $ – $ – $ 11 .10 0 .65% 0 .65% 6 .71% 4 .14% $ 240,228 42%
2024 9 .95 0 .68 0 .03 0 .71 – – – 10 .66 0 .63% 0 .63% 6 .63% 7 .14% 240,562 80%
2023 8 .87 0 .61 0 .47 1 .08 – – – 9 .95 0 .64% 0 .64% 6 .59% 12 .22% 247,677 49%
2022 9 .89 0 .48 ( 1 .50 ) ( 1 .02 ) – – – 8 .87 0 .63% 0 .63% 5 .31% ( 10 .35% ) 220,364 33%
2021 9 .38 0 .47 0 .04 0 .51 – – – 9 .89 0 .63% 0 .63% 4 .88% 5 .42% 351,557 46%
2020 8 .87 0 .48 0 .03 0 .51 – – – 9 .38 0 .63% 0 .63% 5 .51% 5 .74% 342,507 59%
Class P
2025 (7) $ 11 .81 $ 0 .41 $ 0 .09 $ 0 .50 $ – $ – $ – $ 12 .31 0 .45% 0 .45% 6 .88% 4 .24% $ 407,721 42%
2024 10 .99 0 .78 0 .04 0 .82 – – – 11 .81 0 .43% 0 .43% 6 .81% 7 .36% 525,401 80%
2023 9 .78 0 .68 0 .53 1 .21 – – – 10 .99 0 .44% 0 .44% 6 .67% 12 .45% 334,382 49%
2022 10 .88 0 .55 ( 1 .65 ) ( 1 .10 ) – – – 9 .78 0 .43% 0 .43% 5 .52% ( 10 .17% ) 799,387 33%
2021 10 .30 0 .54 0 .04 0 .58 – – – 10 .88 0 .43% 0 .43% 5 .08% 5 .63% 966,816 46%
2020 9 .72 0 .54 0 .04 0 .58 – – – 10 .30 0 .43% 0 .43% 5 .72% 5 .96% 1,028,641 59%
Inflation Managed
–
&
Class I
2025 (7) $ 12 .35 $ 0 .28 $ 0 .39 $ 0 .67 $ – $ – $ – $ 13 .02 1 .28% 1 .28% (8) 4 .39% 5 .43% $ 242,275 97%
2024 12 .07 0 .45 ( 0 .17 ) 0 .28 – – – 12 .35 1 .32% 1 .32% 3 .65% 2 .36% 242,178 235%
2023 11 .64 0 .47 ( 0 .04 ) 0 .43 – – – 12 .07 0 .74% 0 .74% 3 .95% 3 .67% 261,009 172%
2022 13 .21 0 .84 ( 2 .41 ) ( 1 .57 ) – – – 11 .64 0 .73% 0 .73% 6 .86% ( 11 .87% ) 269,220 47%
2021 12 .50 0 .62 0 .09 0 .71 – – – 13 .21 0 .67% 0 .67% 4 .88% 5 .69% 335,607 115%
2020 11 .22 0 .12 1 .16 1 .28 – – – 12 .50 0 .88% 0 .88% 0 .99% 11 .42% 292,256 226%
Class P
2025 (7) $ 14 .18 $ 0 .33 $ 0 .46 $ 0 .79 $ – $ – $ – $ 14 .97 1 .08% 1 .08% (8) 4 .58% 5 .53% $ 107,292 97%
2024 13 .83 0 .53 ( 0 .18 ) 0 .35 – – – 14 .18 1 .12% 1 .12% 3 .74% 2 .56% 110,270 235%
2023 13 .31 0 .54 ( 0 .02 ) 0 .52 – – – 13 .83 0 .54% 0 .54% 4 .01% 3 .88% 153,972 172%
2022 15 .08 1 .03 ( 2 .80 ) ( 1 .77 ) – – – 13 .31 0 .53% 0 .53% 7 .43% ( 11 .70% ) 397,533 47%
2021 14 .24 0 .74 0 .10 0 .84 – – – 15 .08 0 .47% 0 .47% 5 .09% 5 .90% 208,469 115%
2020 12 .75 0 .15 1 .34 1 .49 – – – 14 .24 0 .68% 0 .68% 1 .13% 11 .64% 206,924 226%
Intermediate Bond
–
&
Class I
2025 (7) $ 9 .38 $ 0 .18 $ 0 .19 $ 0 .37 $ – $ – $ – $ 9 .75 0 .66% 0 .66% 3 .82% 3 .98% $ 55,649 84%
2024 9 .18 0 .33 ( 0 .13 ) 0 .20 – – – 9 .38 0 .64% 0 .64% 3 .59% 2 .11% 44,558 56%
2023 8 .69 0 .28 0 .21 0 .49 – – – 9 .18 0 .64% 0 .64% 3 .14% 5 .74% 22,110 27%
2022 9 .98 0 .19 ( 1 .48 ) ( 1 .29 ) – – – 8 .69 0 .63% 0 .63% 2 .16% ( 12 .98% ) 8,363 78%
11/01/2021 - 12/31/2021 9 .99 0 .02 ( 0 .03 ) ( 0 .01 ) – – – 9 .98 0 .62% 0 .62% 1 .12% ( 0 .16% ) 1,094 135%
Class P
2025 (7) $ 9 .44 $ 0 .19 $ 0 .19 $ 0 .38 $ – $ – $ – $ 9 .82 0 .45% 0 .45% 4 .02% 4 .09% $ 671,190 84%
2024 9 .22 0 .35 ( 0 .13 ) 0 .22 – – – 9 .44 0 .44% 0 .44% 3 .76% 2 .32% 634,857 56%
2023 8 .71 0 .29 0 .22 0 .51 – – – 9 .22 0 .44% 0 .44% 3 .28% 5 .95% 1,261,555 27%
2022 9 .98 0 .19 ( 1 .46 ) ( 1 .27 ) – – – 8 .71 0 .43% 0 .43% 2 .13% ( 12 .81% ) 1,366,426 78%
2021 10 .16 0 .12 ( 0 .30 ) ( 0 .18 ) – – – 9 .98 0 .43% 0 .43% 1 .20% ( 1 .70% ) 1,254,209 135%
10/23/2020 - 12/31/2020 10 .00 0 .01 0 .15 0 .16 – – – 10 .16 0 .45% 0 .45% 0 .55% 1 .57% 1,090,654 82%
Total Return
–
&
Class I
2025 (7) $ 13 .89 $ 0 .29 $ 0 .35 $ 0 .64 $ – $ – $ – $ 14 .53 1 .21% 1 .20% (8) 4 .19% 4 .62% $ 700,627 295%
2024 13 .52 0 .60 ( 0 .23 ) 0 .37 – – – 13 .89 0 .92% 0 .90% 4 .35% 2 .70% 688,795 628%
2023 12 .69 0 .51 0 .32 0 .83 – – – 13 .52 0 .66% 0 .64% 3 .96% 6 .55% 661,184 502%
2022 14 .76 0 .33 ( 2 .40 ) ( 2 .07 ) – – – 12 .69 0 .64% 0 .63% 2 .46% ( 14 .02% ) 662,633 426%
2021 14 .93 0 .25 ( 0 .42 ) ( 0 .17 ) – – – 14 .76 0 .63% 0 .62% 1 .69% ( 1 .13% ) 871,592 320%
2020 13 .78 0 .30 0 .85 1 .15 – – – 14 .93 0 .70% 0 .69% 2 .04% 8 .34% 898,530 574%
Class P
2025 (7) $ 15 .49 $ 0 .34 $ 0 .40 $ 0 .74 $ – $ – $ – $ 16 .23 1 .01% 1 .00% (8) 4 .38% 4 .72% $ 1,007,624 295%
2024 15 .06 0 .70 ( 0 .27 ) 0 .43 – – – 15 .49 0 .72% 0 .70% 4 .56% 2 .90% 1,152,820 628%
2023 14 .10 0 .60 0 .36 0 .96 – – – 15 .06 0 .46% 0 .44% 4 .15% 6 .76% 1,551,175 502%
2022 16 .37 0 .40 ( 2 .67 ) ( 2 .27 ) – – – 14 .10 0 .44% 0 .43% 2 .73% ( 13 .85% ) 1,795,265 426%
2021 16 .52 0 .31 ( 0 .46 ) ( 0 .15 ) – – – 16 .37 0 .43% 0 .42% 1 .89% ( 0 .93% ) 1,886,891 320%
2020 15 .22 0 .36 0 .94 1 .30 – – – 16 .52 0 .50% 0 .49% 2 .23% 8 .56% 2,096,829 574%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Short Duration Bond
$
–
&
Class I
2025 (7) $ 11 .24 $ 0 .23 $ 0 .09 $ 0 .32 $ – $ – $ – $ 11 .56 0 .64% 0 .64% 4 .15% 2 .89% $ 412,632 73%
2024 10 .71 0 .47 0 .06 0 .53 – – – 11 .24 0 .64% 0 .64% 4 .27% 4 .87% 409,388 137%
2023 10 .22 0 .36 0 .13 0 .49 – – – 10 .71 0 .64% 0 .64% 3 .42% 4 .87% 418,842 105%
2022 10 .71 0 .18 ( 0 .67 ) ( 0 .49 ) – – – 10 .22 0 .63% 0 .63% 1 .69% ( 4 .58% ) 427,005 83%
2021 10 .75 0 .12 ( 0 .16 ) ( 0 .04 ) – – – 10 .71 0 .63% 0 .63% 1 .10% ( 0 .45% ) 501,192 82%
2020 10 .37 0 .18 0 .20 0 .38 – – – 10 .75 0 .63% 0 .63% 1 .72% 3 .73% 511,791 83%
Class P
2025 (7) $ 11 .82 $ 0 .26 $ 0 .09 $ 0 .35 $ – $ – $ – $ 12 .17 0 .44% 0 .44% 4 .31% 2 .99% $ 1,043,610 73%
2024 11 .25 0 .50 0 .07 0 .57 – – – 11 .82 0 .44% 0 .44% 4 .39% 5 .08% 574,896 137%
2023 10 .71 0 .41 0 .13 0 .54 – – – 11 .25 0 .44% 0 .44% 3 .71% 5 .08% 1,419,781 105%
2022 11 .20 0 .20 ( 0 .69 ) ( 0 .49 ) – – – 10 .71 0 .43% 0 .43% 1 .87% ( 4 .39% ) 724,988 83%
2021 11 .22 0 .15 ( 0 .17 ) ( 0 .02 ) – – – 11 .20 0 .43% 0 .43% 1 .30% ( 0 .25% ) 934,420 82%
2020 10 .80 0 .21 0 .21 0 .42 – – – 11 .22 0 .43% 0 .43% 1 .90% 3 .94% 1,035,575 83%
Emerging Markets Debt
–
&
Class I
2025 (7) $ 13 .27 $ 0 .45 $ 0 .54 $ 0 .99 $ – $ – $ – $ 14 .26 1 .14% 1 .09% 6 .71% 7 .41% $ 21,407 72%
2024 12 .42 0 .94 ( 0 .09 ) 0 .85 – – – 13 .27 1 .09% 1 .04% 7 .29% 6 .88% 23,979 219%
2023 11 .05 0 .74 0 .63 1 .37 – – – 12 .42 1 .10% 1 .05% 6 .38% 12 .35% 23,149 194%
2022 12 .21 0 .60 ( 1 .76 ) ( 1 .16 ) – – – 11 .05 1 .11% 1 .06% 5 .31% ( 9 .27% ) 21,815 103%
2021 12 .97 0 .53 ( 1 .29 ) ( 0 .76 ) – – – 12 .21 1 .05% 1 .03% 4 .20% ( 6 .12% ) 90,598 145%
2020 12 .75 0 .54 ( 0 .32 ) 0 .22 – – – 12 .97 1 .09% 1 .07% 4 .54% 1 .75% 84,108 82%
Class P
2025 (7) $ 13 .61 $ 0 .48 $ 0 .54 $ 1 .02 $ – $ – $ – $ 14 .63 0 .93% 0 .88% 6 .89% 7 .51% $ 185,508 72%
2024 12 .70 0 .97 ( 0 .06 ) 0 .91 – – – 13 .61 0 .88% 0 .83% 7 .41% 7 .09% 94,194 219%
2023 11 .28 0 .78 0 .64 1 .42 – – – 12 .70 0 .90% 0 .85% 6 .61% 12 .57% 199,565 194%
2022 12 .44 0 .65 ( 1 .81 ) ( 1 .16 ) – – – 11 .28 0 .92% 0 .87% 5 .68% ( 9 .08% ) 210,706 103%
2021 13 .19 0 .56 ( 1 .31 ) ( 0 .75 ) – – – 12 .44 0 .85% 0 .82% 4 .40% ( 5 .94% ) 467,700 145%
2020 12 .94 0 .59 ( 0 .34 ) 0 .25 – – – 13 .19 0 .86% 0 .84% 4 .93% 1 .96% 290,029 82%
Dividend Growth
–
&
Class I
2025 (7) $ 42 .36 $ 0 .18 $ 3 .01 $ 3 .19 $ – $ – $ – $ 45 .55 0 .91% 0 .88% 0 .85% 7 .51% $ 709,772 9%
2024 37 .41 0 .32 4 .63 4 .95 – – – 42 .36 0 .90% 0 .87% 0 .78% 13 .24% 670,749 13%
2023 33 .01 0 .35 4 .05 4 .40 – – – 37 .41 0 .89% 0 .86% 1 .03% 13 .32% 615,998 23%
2022 36 .88 0 .29 ( 4 .16 ) ( 3 .87 ) – – – 33 .01 0 .88% 0 .88% 0 .87% ( 10 .49% ) 563,348 16%
2021 29 .32 0 .21 7 .35 7 .56 – – – 36 .88 0 .87% 0 .87% 0 .63% 25 .80% 649,523 10%
2020 25 .85 0 .23 3 .24 3 .47 – – – 29 .32 0 .88% 0 .88% 0 .92% 13 .44% 526,309 28%
Class P
2025 (7) $ 47 .08 $ 0 .25 $ 3 .34 $ 3 .59 $ – $ – $ – $ 50 .67 0 .71% 0 .68% 1 .05% 7 .64% $ 5,600 9%
2024 41 .46 0 .38 5 .24 5 .62 – – – 47 .08 0 .70% 0 .67% 0 .89% 13 .53% 5,081 13%
2023 36 .51 0 .45 4 .50 4 .95 – – – 41 .46 0 .69% 0 .66% 1 .20% 13 .54% 287,948 23%
2022 40 .71 0 .39 ( 4 .59 ) ( 4 .20 ) – – – 36 .51 0 .68% 0 .68% 1 .05% ( 10 .31% ) 751,335 16%
2021 32 .30 0 .30 8 .11 8 .41 – – – 40 .71 0 .67% 0 .67% 0 .84% 26 .05% 1,197,125 10%
2020 28 .42 0 .31 3 .57 3 .88 – – – 32 .30 0 .68% 0 .68% 1 .12% 13 .66% 1,356,736 28%
Equity Index
–
&
Class I
2025 (7) $ 152 .74 $ 0 .83 $ 8 .42 $ 9 .25 $ – $ – $ – $ 161 .99 0 .28% 0 .28% 1 .10% 6 .06% $ 4,872,743 1%
2024 122 .52 1 .59 28 .63 30 .22 – – – 152 .74 0 .28% 0 .28% 1 .13% 24 .66% 4,590,842 3%
2023 97 .29 1 .53 23 .70 25 .23 – – – 122 .52 0 .28% 0 .28% 1 .40% 25 .93% 3,750,952 4%
2022 119 .09 1 .41 ( 23 .21 ) ( 21 .80 ) – – – 97 .29 0 .28% 0 .28% 1 .36% ( 18 .31% ) 3,072,629 6%
2021 92 .77 1 .21 25 .11 26 .32 – – – 119 .09 0 .27% 0 .27% 1 .14% 28 .37% 3,929,164 2%
2020 78 .55 1 .25 12 .97 14 .22 – – – 92 .77 0 .28% 0 .28% 1 .59% 18 .11% 3,129,087 7%
Class P
2025 (7) $ 159 .65 $ 1 .02 $ 8 .82 $ 9 .84 $ – $ – $ – $ 169 .49 0 .08% 0 .08% 1 .30% 6 .16% $ 511,105 1%
2024 127 .80 1 .95 29 .90 31 .85 – – – 159 .65 0 .08% 0 .08% 1 .34% 24 .91% 412,852 3%
2023 101 .28 1 .83 24 .69 26 .52 – – – 127 .80 0 .08% 0 .08% 1 .60% 26 .19% 810,492 4%
2022 123 .73 1 .68 ( 24 .13 ) ( 22 .45 ) – – – 101 .28 0 .08% 0 .08% 1 .57% ( 18 .15% ) 587,247 6%
2021 96 .20 1 .47 26 .06 27 .53 – – – 123 .73 0 .07% 0 .07% 1 .36% 28 .63% 581,154 2%
2020 81 .29 1 .45 13 .46 14 .91 – – – 96 .20 0 .08% 0 .08% 1 .79% 18 .35% 778,542 7%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Focused Growth
$
–
&
Class I
2025 (7) $ 73 .67 ( $ 0 .13 ) $ 6 .34 $ 6 .21 $ – $ – $ – $ 79 .88 0 .97% 0 .97% ( 0 .36% ) 8 .43% $ 419,195 17%
2024 57 .58 ( 0 .16 ) 16 .25 16 .09 – – – 73 .67 0 .95% 0 .95% ( 0 .24% ) 27 .95% 390,956 36%
2023 41 .74 ( 0 .07 ) 15 .91 15 .84 – – – 57 .58 0 .95% 0 .95% ( 0 .14% ) 37 .96% 295,820 42%
2022 63 .04 ( 0 .12 ) ( 21 .18 ) ( 21 .30 ) – – – 41 .74 0 .95% 0 .95% ( 0 .26% ) ( 33 .80% ) 218,362 43%
2021 52 .63 ( 0 .30 ) 10 .71 10 .41 – – – 63 .04 0 .95% 0 .95% ( 0 .51% ) 19 .79% 347,239 44%
2020 38 .06 ( 0 .19 ) 14 .76 14 .57 – – – 52 .63 0 .97% 0 .97% ( 0 .44% ) 38 .29% 291,287 42%
Class P
2025 (7) $ 75 .81 ( $ 0 .09 ) $ 6 .57 $ 6 .48 $ – $ – $ – $ 82 .29 0 .77% 0 .77% ( 0 .23% ) 8 .54% $ 43,434 17%
2024 59 .14 ( 0 .02 ) 16 .69 16 .67 – – – 75 .81 0 .75% 0 .75% ( 0 .04% ) 28 .20% 240,552 36%
2023 42 .78 0 .04 16 .32 16 .36 – – – 59 .14 0 .75% 0 .75% 0 .07% 38 .24% 669,798 42%
2022 64 .49 ( 0 .01 ) ( 21 .70 ) ( 21 .71 ) – – – 42 .78 0 .75% 0 .75% ( 0 .01% ) ( 33 .66% ) 693,129 43%
2021 53 .73 ( 0 .17 ) 10 .93 10 .76 – – – 64 .49 0 .75% 0 .75% ( 0 .28% ) 20 .03% 496,393 44%
2020 38 .77 ( 0 .10 ) 15 .06 14 .96 – – – 53 .73 0 .76% 0 .76% ( 0 .23% ) 38 .58% 45 42%
Growth
–
&
Class I
2025 (7) $ 79 .77 ( $ 0 .08 ) $ 6 .00 $ 5 .92 $ – $ – $ – $ 85 .69 0 .79% 0 .79% ( 0 .22% ) 7 .42% $ 1,066,915 27%
2024 60 .51 ( 0 .18 ) 19 .44 19 .26 – – – 79 .77 0 .78% 0 .78% ( 0 .24% ) 31 .82% 1,014,738 43%
2023 44 .65 ( 0 .04 ) 15 .90 15 .86 – – – 60 .51 0 .78% 0 .78% ( 0 .08% ) 35 .55% 812,453 30%
2022 64 .90 ( 0 .07 ) ( 20 .18 ) ( 20 .25 ) – – – 44 .65 0 .78% 0 .78% ( 0 .14% ) ( 31 .21% ) 634,578 19%
2021 52 .59 ( 0 .23 ) 12 .54 12 .31 – – – 64 .90 0 .77% 0 .77% ( 0 .38% ) 23 .42% 999,552 13%
2020 39 .97 ( 0 .12 ) 12 .74 12 .62 – – – 52 .59 0 .78% 0 .78% ( 0 .28% ) 31 .56% 833,240 40%
Class P
2025 (7) $ 87 .12 ( $ 0 .01 ) $ 6 .57 $ 6 .56 $ – $ – $ – $ 93 .68 0 .59% 0 .59% ( 0 .02% ) 7 .53% $ 635,207 27%
2024 65 .96 ( 0 .03 ) 21 .19 21 .16 – – – 87 .12 0 .58% 0 .58% ( 0 .04% ) 32 .08% 729,519 43%
2023 48 .56 0 .07 17 .33 17 .40 – – – 65 .96 0 .58% 0 .58% 0 .12% 35 .82% 623,700 30%
2022 70 .46 0 .03 ( 21 .93 ) ( 21 .90 ) – – – 48 .56 0 .58% 0 .58% 0 .05% ( 31 .07% ) 555,373 19%
2021 56 .97 ( 0 .12 ) 13 .61 13 .49 – – – 70 .46 0 .57% 0 .57% ( 0 .18% ) 23 .67% 1,219,416 13%
2020 43 .22 ( 0 .04 ) 13 .79 13 .75 – – – 56 .97 0 .58% 0 .58% ( 0 .08% ) 31 .82% 1,496,227 40%
Hedged Equity
–
&
Class I
2025 (7) $ 13 .22 $ 0 .03 $ – (9) $ 0 .03 $ – $ – $ – $ 13 .25 0 .86% 0 .86% 0 .51% 0 .07% $ 456,871 16%
2024 11 .22 0 .07 1 .93 2 .00 – – – 13 .22 0 .86% 0 .86% 0 .55% 17 .87% 413,846 34%
2023 9 .69 0 .08 1 .45 1 .53 – – – 11 .22 0 .91% 0 .90% 0 .73% 15 .69% 266,272 44%
2022 10 .55 0 .07 ( 0 .93 ) ( 0 .86 ) – – – 9 .69 0 .92% 0 .90% 0 .72% ( 7 .95% ) 156,133 29%
04/30/2021 - 12/31/2021 10 .00 0 .03 0 .52 0 .55 – – – 10 .55 1 .13% 0 .90% 0 .48% 5 .37% 58,694 34%
Class P
2025 (7) $ 13 .32 $ 0 .05 ( $ 0 .01 ) $ 0 .04 $ – $ – $ – $ 13 .36 0 .66% 0 .66% 0 .72% 0 .17% $ 16,301 16%
2024 11 .28 0 .09 1 .95 2 .04 – – – 13 .32 0 .66% 0 .66% 0 .76% 18 .11% 13,776 34%
2023 9 .72 0 .10 1 .46 1 .56 – – – 11 .28 0 .71% 0 .70% 0 .93% 15 .92% 7,089 44%
2022 10 .57 0 .10 ( 0 .95 ) ( 0 .85 ) – – – 9 .72 0 .72% 0 .70% 0 .98% ( 7 .76% ) 3,648 29%
04/30/2021 - 12/31/2021 10 .00 0 .05 0 .52 0 .57 – – – 10 .57 0 .93% 0 .70% 0 .70% 5 .51% 633 34%
Large-Cap Core
–
&
Class I
2025 (7) $ 85 .86 $ 0 .22 $ 3 .98 $ 4 .20 $ – $ – $ – $ 90 .06 0 .69% 0 .69% 0 .52% 4 .90% $ 739,708 21%
2024 69 .26 0 .44 16 .16 16 .60 – – – 85 .86 0 .68% 0 .68% 0 .55% 23 .96% 722,031 63%
2023 54 .51 0 .58 14 .17 14 .75 – – – 69 .26 0 .68% 0 .68% 0 .94% 27 .06% 614,725 61%
2022 68 .67 0 .59 ( 14 .75 ) ( 14 .16 ) – – – 54 .51 0 .68% 0 .68% 1 .00% ( 20 .61% ) 522,329 126%
2021 53 .74 0 .53 14 .40 14 .93 – – – 68 .67 0 .67% 0 .67% 0 .87% 27 .76% 715,346 42%
2020 47 .17 0 .46 6 .11 6 .57 – – – 53 .74 0 .68% 0 .68% 0 .99% 13 .94% 625,521 56%
Class P
2025 (7) $ 96 .71 $ 0 .34 $ 4 .49 $ 4 .83 $ – $ – $ – $ 101 .54 0 .49% 0 .49% 0 .72% 5 .00% $ 1,869,337 21%
2024 77 .86 0 .67 18 .18 18 .85 – – – 96 .71 0 .48% 0 .48% 0 .75% 24 .21% 1,891,626 63%
2023 61 .15 0 .78 15 .93 16 .71 – – – 77 .86 0 .48% 0 .48% 1 .11% 27 .31% 1,249,759 61%
2022 76 .88 0 .78 ( 16 .51 ) ( 15 .73 ) – – – 61 .15 0 .48% 0 .48% 1 .20% ( 20 .46% ) 496,819 126%
2021 60 .05 0 .78 16 .05 16 .83 – – – 76 .88 0 .47% 0 .47% 1 .14% 28 .02% 397,013 42%
2020 52 .60 0 .61 6 .84 7 .45 – – – 60 .05 0 .48% 0 .48% 1 .17% 14 .16% 578,315 56%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Large-Cap Growth
$
–
&
Class I
2025 (7) $ 28 .86 ( $ 0 .02 ) $ 1 .68 $ 1 .66 $ – $ – $ – $ 30 .52 0 .95% 0 .87% ( 0 .18% ) 5 .75% $ 430,874 27%
2024 22 .20 ( 0 .09 ) 6 .75 6 .66 – – – 28 .86 0 .94% 0 .86% ( 0 .34% ) 29 .97% 428,101 68%
2023 15 .30 ( 0 .03 ) 6 .93 6 .90 – – – 22 .20 0 .94% 0 .87% ( 0 .18% ) 45 .12% 372,192 99%
2022 24 .64 ( 0 .03 ) ( 9 .31 ) ( 9 .34 ) – – – 15 .30 0 .94% 0 .90% ( 0 .18% ) ( 37 .90% ) 271,862 67%
2021 20 .49 ( 0 .10 ) 4 .25 4 .15 – – – 24 .64 0 .93% 0 .89% ( 0 .44% ) 20 .27% 460,251 40%
2020 14 .81 ( 0 .07 ) 5 .75 5 .68 – – – 20 .49 0 .93% 0 .89% ( 0 .40% ) 38 .35% 420,994 42%
Class P
2025 (7) $ 34 .38 $ – (9) $ 2 .02 $ 2 .02 $ – $ – $ – $ 36 .40 0 .75% 0 .67% 0 .01% 5 .85% $ 1,041,907 27%
2024 26 .40 ( 0 .04 ) 8 .02 7 .98 – – – 34 .38 0 .74% 0 .66% ( 0 .14% ) 30 .23% 1,324,418 68%
2023 18 .16 – (9) 8 .24 8 .24 – – – 26 .40 0 .75% 0 .68% 0 .02% 45 .41% 1,070,286 99%
2022 29 .18 0 .01 ( 11 .03 ) ( 11 .02 ) – – – 18 .16 0 .74% 0 .70% 0 .03% ( 37 .77% ) 512,220 67%
2021 24 .21 ( 0 .06 ) 5 .03 4 .97 – – – 29 .18 0 .73% 0 .69% ( 0 .24% ) 20 .51% 765,546 40%
2020 17 .47 ( 0 .04 ) 6 .78 6 .74 – – – 24 .21 0 .73% 0 .69% ( 0 .20% ) 38 .62% 1,132,392 42%
Large-Cap Plus Bond Alpha
–
&
Class I
2025 (7) $ 10 .30 $ 0 .20 $ 0 .47 $ 0 .67 $ – $ – $ – $ 10 .97 0 .69% 0 .64% 3 .94% 6 .54% $ 2,691 5%
10/31/2024 - 12/31/2024 10 .00 0 .06 0 .24 0 .30 – – – 10 .30 0 .72% 0 .70% 3 .44% 2 .98% 2,070 0%
Class P
2025 (7) $ 10 .31 $ 0 .21 $ 0 .47 $ 0 .68 $ – $ – $ – $ 10 .99 0 .49% 0 .44% 4 .14% 6 .65% $ 834,478 5%
10/31/2024 - 12/31/2024 10 .00 0 .07 0 .24 0 .31 – – – 10 .31 0 .52% 0 .50% 3 .97% 3 .01% 803,440 0%
Large-Cap Value
–
&
Class I
2025 (7) $ 39 .85 $ 0 .26 $ 0 .53 $ 0 .79 $ – $ – $ – $ 40 .64 0 .86% 0 .86% 1 .30% 1 .98% $ 448,477 8%
2024 36 .91 0 .48 2 .46 2 .94 – – – 39 .85 0 .84% 0 .84% 1 .22% 7 .97% 450,621 30%
2023 32 .12 0 .46 4 .33 4 .79 – – – 36 .91 0 .85% 0 .85% 1 .38% 14 .91% 449,208 36%
2022 34 .40 0 .41 ( 2 .69 ) ( 2 .28 ) – – – 32 .12 0 .84% 0 .84% 1 .28% ( 6 .63% ) 425,091 9%
2021 27 .28 0 .33 6 .79 7 .12 – – – 34 .40 0 .83% 0 .83% 1 .03% 26 .12% 469,171 18%
2020 25 .76 0 .35 1 .17 1 .52 – – – 27 .28 0 .83% 0 .83% 1 .48% 5 .87% 376,337 33%
Class P
2025 (7) $ 44 .25 $ 0 .33 $ 0 .59 $ 0 .92 $ – $ – $ – $ 45 .17 0 .66% 0 .66% 1 .49% 2 .08% $ 356,830 8%
2024 40 .90 0 .62 2 .73 3 .35 – – – 44 .25 0 .64% 0 .64% 1 .43% 8 .19% 700,034 30%
2023 35 .52 0 .59 4 .79 5 .38 – – – 40 .90 0 .65% 0 .65% 1 .58% 15 .14% 838,657 36%
2022 37 .97 0 .52 ( 2 .97 ) ( 2 .45 ) – – – 35 .52 0 .64% 0 .64% 1 .47% ( 6 .44% ) 701,589 9%
2021 30 .05 0 .43 7 .49 7 .92 – – – 37 .97 0 .63% 0 .63% 1 .25% 26 .37% 874,567 18%
2020 28 .32 0 .43 1 .30 1 .73 – – – 30 .05 0 .63% 0 .63% 1 .65% 6 .08% 1,216,921 33%
Mid-Cap Growth
–
&
Class I
2025 (7) $ 27 .22 ( $ 0 .05 ) $ 1 .10 $ 1 .05 $ – $ – $ – $ 28 .27 0 .94% 0 .90% ( 0 .39% ) 3 .87% $ 414,962 110%
2024 26 .56 ( 0 .10 ) 0 .76 0 .66 – – – 27 .22 0 .93% 0 .91% ( 0 .38% ) 2 .48% 396,215 60%
2023 22 .20 ( 0 .09 ) 4 .45 4 .36 – – – 26 .56 0 .93% 0 .91% ( 0 .36% ) 19 .62% 401,940 55%
2022 32 .05 ( 0 .11 ) ( 9 .74 ) ( 9 .85 ) – – – 22 .20 0 .93% 0 .91% ( 0 .44% ) ( 30 .72% ) 344,219 29%
2021 27 .47 ( 0 .17 ) 4 .75 4 .58 – – – 32 .05 0 .93% 0 .90% ( 0 .56% ) 16 .67% 541,746 37%
2020 18 .30 ( 0 .07 ) 9 .24 9 .17 – – – 27 .47 0 .93% 0 .91% ( 0 .34% ) 50 .14% 474,569 21%
Class P
2025 (7) $ 30 .19 ( $ 0 .03 ) $ 1 .23 $ 1 .20 $ – $ – $ – $ 31 .39 0 .74% 0 .70% ( 0 .18% ) 3 .98% $ 641,105 110%
2024 29 .40 ( 0 .06 ) 0 .85 0 .79 – – – 30 .19 0 .73% 0 .71% ( 0 .18% ) 2 .68% 554,326 60%
2023 24 .53 ( 0 .04 ) 4 .91 4 .87 – – – 29 .40 0 .73% 0 .71% ( 0 .15% ) 19 .86% 533,581 55%
2022 35 .34 ( 0 .06 ) ( 10 .75 ) ( 10 .81 ) – – – 24 .53 0 .73% 0 .71% ( 0 .24% ) ( 30 .59% ) 461,342 29%
2021 30 .23 ( 0 .12 ) 5 .23 5 .11 – – – 35 .34 0 .73% 0 .70% ( 0 .37% ) 16 .90% 748,898 37%
2020 20 .09 ( 0 .03 ) 10 .17 10 .14 – – – 30 .23 0 .73% 0 .71% ( 0 .14% ) 50 .44% 537,942 21%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Mid-Cap Plus Bond Alpha
$
–
&
Class I
2025 (7) $ 37 .50 $ 0 .77 $ 0 .94 $ 1 .71 $ – $ – $ – $ 39 .21 0 .70% 0 .65% 4 .20% 4 .55% $ 418,061 10%
2024 32 .62 1 .57 3 .31 4 .88 – – – 37 .50 1 .05% 0 .87% 4 .43% 14 .95% 420,698 306%
2023 28 .28 0 .32 4 .02 4 .34 – – – 32 .62 0 .90% 0 .87% 1 .08% 15 .35% 392,655 174%
2022 34 .18 0 .34 ( 6 .24 ) ( 5 .90 ) – – – 28 .28 0 .88% 0 .88% 1 .12% ( 17 .26% ) 365,129 154%
2021 29 .36 0 .07 4 .75 4 .82 – – – 34 .18 0 .88% 0 .88% 0 .22% 16 .40% 457,508 119%
2020 23 .03 0 .10 6 .23 6 .33 – – – 29 .36 0 .88% 0 .88% 0 .44% 27 .51% 420,292 103%
Class P
2025 (7) $ 46 .76 $ 1 .01 $ 1 .18 $ 2 .19 $ – $ – $ – $ 48 .95 0 .50% 0 .45% 4 .42% 4 .68% $ 349,443 10%
2024 40 .59 2 .03 4 .14 6 .17 – – – 46 .76 0 .86% 0 .67% 4 .62% 15 .18% 185,312 306%
2023 35 .12 0 .45 5 .02 5 .47 – – – 40 .59 0 .70% 0 .67% 1 .24% 15 .58% 214,892 174%
2022 42 .36 0 .49 ( 7 .73 ) ( 7 .24 ) – – – 35 .12 0 .68% 0 .68% 1 .30% ( 17 .09% ) 235,870 154%
2021 36 .32 0 .17 5 .87 6 .04 – – – 42 .36 0 .68% 0 .68% 0 .41% 16 .63% 358,643 119%
2020 28 .42 0 .19 7 .71 7 .90 – – – 36 .32 0 .68% 0 .68% 0 .67% 27 .77% 398,953 103%
Mid-Cap Value
–
&
Class I
2025 (7) $ 32 .64 $ 0 .15 $ 1 .75 $ 1 .90 $ – $ – $ – $ 34 .54 0 .95% 0 .95% 0 .93% 5 .84% $ 191,128 76%
2024 29 .59 0 .24 2 .81 3 .05 – – – 32 .64 0 .93% 0 .93% 0 .77% 10 .31% 174,844 59%
2023 25 .42 0 .26 3 .91 4 .17 – – – 29 .59 0 .94% 0 .94% 0 .97% 16 .39% 151,414 40%
2022 27 .41 0 .25 ( 2 .24 ) ( 1 .99 ) – – – 25 .42 0 .93% 0 .93% 0 .97% ( 7 .26% ) 130,901 31%
2021 21 .58 0 .15 5 .68 5 .83 – – – 27 .41 0 .93% 0 .93% 0 .60% 27 .03% 152,213 22%
2020 20 .45 0 .18 0 .95 1 .13 – – – 21 .58 0 .93% 0 .93% 1 .02% 5 .52% 109,677 48%
Class P
2025 (7) $ 48 .84 $ 0 .28 $ 2 .62 $ 2 .90 $ – $ – $ – $ 51 .74 0 .75% 0 .75% 1 .15% 5 .95% $ 129,283 76%
2024 44 .18 0 .45 4 .21 4 .66 – – – 48 .84 0 .74% 0 .74% 0 .96% 10 .53% 151,888 59%
2023 37 .89 0 .43 5 .86 6 .29 – – – 44 .18 0 .73% 0 .73% 1 .07% 16 .62% 196,377 40%
2022 40 .77 0 .44 ( 3 .32 ) ( 2 .88 ) – – – 37 .89 0 .73% 0 .73% 1 .16% ( 7 .08% ) 519,493 31%
2021 32 .03 0 .29 8 .45 8 .74 – – – 40 .77 0 .73% 0 .73% 0 .78% 27 .29% 713,811 22%
2020 30 .30 0 .33 1 .40 1 .73 – – – 32 .03 0 .73% 0 .73% 1 .23% 5 .73% 730,338 48%
QQQ Plus Bond Alpha
–
&
Class I
2025 (7) $ 10 .36 $ 0 .20 $ 0 .64 $ 0 .84 $ – $ – $ – $ 11 .20 0 .70% 0 .61% 3 .96% 8 .15% $ 5,371 7%
10/15/2024 - 12/31/2024 10 .00 0 .08 0 .28 0 .36 – – – 10 .36 0 .77% 0 .66% 3 .61% 3 .56% 5,791 0%
Class P
2025 (7) $ 10 .36 $ 0 .21 $ 0 .65 $ 0 .86 $ – $ – $ – $ 11 .22 0 .50% 0 .41% 4 .22% 8 .24% $ 425,505 7%
10/15/2024 - 12/31/2024 10 .00 0 .09 0 .27 0 .36 – – – 10 .36 0 .56% 0 .46% 3 .93% 3 .60% 200,922 0%
Small-Cap Equity
–
&
Class I
2025 (7) $ 32 .60 $ 0 .18 ( $ 1 .07 ) ( $ 0 .89 ) $ – $ – $ – $ 31 .71 1 .01% 0 .91% 1 .17% ( 2 .71% ) $ 116,716 45%
2024 29 .72 0 .38 2 .50 2 .88 – – – 32 .60 1 .02% 0 .92% 1 .21% 9 .70% 113,987 65%
2023 26 .30 0 .36 3 .06 3 .42 – – – 29 .72 1 .03% 0 .93% 1 .32% 12 .97% 105,145 55%
2022 30 .21 0 .25 ( 4 .16 ) ( 3 .91 ) – – – 26 .30 1 .01% 0 .91% 0 .91% ( 12 .92% ) 90,420 39%
2021 23 .89 0 .25 6 .07 6 .32 – – – 30 .21 1 .00% 0 .90% 0 .87% 26 .46% 114,214 51%
2020 22 .66 0 .25 0 .98 1 .23 – – – 23 .89 1 .03% 0 .93% 1 .29% 5 .42% 87,097 46%
Class P
2025 (7) $ 43 .01 $ 0 .28 ( $ 1 .40 ) ( $ 1 .12 ) $ – $ – $ – $ 41 .89 0 .81% 0 .71% 1 .38% ( 2 .61% ) $ 274,239 45%
2024 39 .13 0 .59 3 .29 3 .88 – – – 43 .01 0 .82% 0 .72% 1 .43% 9 .92% 297,330 65%
2023 34 .57 0 .52 4 .04 4 .56 – – – 39 .13 0 .82% 0 .72% 1 .47% 13 .20% 132,894 55%
2022 39 .62 0 .39 ( 5 .44 ) ( 5 .05 ) – – – 34 .57 0 .81% 0 .71% 1 .07% ( 12 .74% ) 207,962 39%
2021 31 .27 0 .41 7 .94 8 .35 – – – 39 .62 0 .80% 0 .70% 1 .06% 26 .71% 363,249 51%
2020 29 .60 0 .37 1 .30 1 .67 – – – 31 .27 0 .83% 0 .73% 1 .46% 5 .63% 104,196 46%

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

See Notes to Financial Statements
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Small-Cap Growth
$
–
&
Class I
2025 (7) $ 28 .51 ( $ 0 .01 ) $ 1 .13 $ 1 .12 $ – $ – $ – $ 29 .63 0 .85% 0 .85% ( 0 .04% ) 3 .92% $ 165,531 44%
2024 26 .76 ( 0 .03 ) 1 .78 1 .75 – – – 28 .51 0 .84% 0 .84% ( 0 .12% ) 6 .55% 160,666 108%
2023 23 .43 ( 0 .02 ) 3 .35 3 .33 – – – 26 .76 0 .84% 0 .84% ( 0 .09% ) 14 .20% 157,383 66%
2022 33 .44 ( 0 .05 ) ( 9 .96 ) ( 10 .01 ) – – – 23 .43 0 .84% 0 .84% ( 0 .19% ) ( 29 .92% ) 145,705 50%
2021 32 .88 ( 0 .16 ) 0 .72 0 .56 – – – 33 .44 0 .84% 0 .84% ( 0 .46% ) 1 .69% 204,086 79%
2020 21 .14 ( 0 .09 ) 11 .83 11 .74 – – – 32 .88 0 .84% 0 .84% ( 0 .36% ) 55 .58% 208,805 175%
Class P
2025 (7) $ 34 .01 $ 0 .02 $ 1 .35 $ 1 .37 $ – $ – $ – $ 35 .38 0 .65% 0 .65% 0 .12% 4 .02% $ 115,447 44%
2024 31 .86 0 .03 2 .12 2 .15 – – – 34 .01 0 .64% 0 .64% 0 .10% 6 .76% 245,229 108%
2023 27 .84 0 .03 3 .99 4 .02 – – – 31 .86 0 .64% 0 .64% 0 .11% 14 .43% 133,036 66%
2022 39 .65 0 .02 ( 11 .83 ) ( 11 .81 ) – – – 27 .84 0 .65% 0 .65% 0 .06% ( 29 .78% ) 115,895 50%
2021 38 .91 ( 0 .10 ) 0 .84 0 .74 – – – 39 .65 0 .64% 0 .64% ( 0 .25% ) 1 .89% 78,051 79%
2020 24 .96 ( 0 .04 ) 13 .99 13 .95 – – – 38 .91 0 .64% 0 .64% ( 0 .13% ) 55 .89% 99,319 175%
Small-Cap Index
–
&
Class I
2025 (7) $ 35 .91 $ 0 .16 ( $ 0 .90 ) ( $ 0 .74 ) $ – $ – $ – $ 35 .17 0 .57% 0 .57% 0 .96% ( 2 .06% ) $ 602,987 11%
2024 32 .40 0 .34 3 .17 3 .51 – – – 35 .91 0 .56% 0 .56% 0 .99% 10 .84% 622,001 22%
2023 27 .88 0 .33 4 .19 4 .52 – – – 32 .40 0 .56% 0 .56% 1 .13% 16 .20% 563,674 13%
2022 35 .23 0 .28 ( 7 .63 ) ( 7 .35 ) – – – 27 .88 0 .55% 0 .55% 0 .93% ( 20 .86% ) 502,756 14%
2021 30 .84 0 .23 4 .16 4 .39 – – – 35 .23 0 .54% 0 .54% 0 .65% 14 .24% 671,321 21%
2020 25 .88 0 .20 4 .76 4 .96 – – – 30 .84 0 .55% 0 .55% 0 .85% 19 .16% 610,657 20%
Class P
2025 (7) $ 36 .82 $ 0 .20 ( $ 0 .92 ) ( $ 0 .72 ) $ – $ – $ – $ 36 .10 0 .37% 0 .37% 1 .17% ( 1 .96% ) $ 80,476 11%
2024 33 .16 0 .41 3 .25 3 .66 – – – 36 .82 0 .36% 0 .36% 1 .19% 11 .06% 76,464 22%
2023 28 .48 0 .40 4 .28 4 .68 – – – 33 .16 0 .36% 0 .36% 1 .33% 16 .43% 134,476 13%
2022 35 .91 0 .34 ( 7 .77 ) ( 7 .43 ) – – – 28 .48 0 .35% 0 .35% 1 .13% ( 20 .70% ) 142,202 14%
2021 31 .37 0 .30 4 .24 4 .54 – – – 35 .91 0 .34% 0 .34% 0 .85% 14 .47% 184,809 21%
2020 26 .28 0 .25 4 .84 5 .09 – – – 31 .37 0 .35% 0 .35% 1 .05% 19 .39% 185,980 20%
Small-Cap Plus Bond Alpha
–
&
Class I
2025 (7) $ 10 .15 $ 0 .20 ( $ 0 .40 ) ( $ 0 .20 ) $ – $ – $ – $ 9 .95 0 .75% 0 .70% 3 .96% ( 2 .03% ) $ 4,718 8%
10/31/2024 - 12/31/2024 10 .00 0 .06 0 .09 0 .15 – – – 10 .15 0 .85% 0 .70% 3 .52% 1 .50% 364 0%
Class P
2025 (7) $ 10 .16 $ 0 .20 ( $ 0 .40 ) ( $ 0 .20 ) $ – $ – $ – $ 9 .96 0 .55% 0 .50% 4 .14% ( 1 .93% ) $ 93,587 8%
10/31/2024 - 12/31/2024 10 .00 0 .07 0 .09 0 .16 – – – 10 .16 0 .65% 0 .50% 3 .90% 1 .53% 93,931 0%
Small-Cap Value
–
&
Class I
2025 (7) $ 29 .28 $ 0 .17 ( $ 1 .62 ) ( $ 1 .45 ) $ – $ – $ – $ 27 .83 1 .00% 0 .83% 1 .28% ( 4 .93% ) $ 181,521 26%
2024 27 .57 0 .35 1 .36 1 .71 – – – 29 .28 1 .00% 0 .88% 1 .26% 6 .18% 191,623 124%
2023 25 .64 0 .22 1 .71 1 .93 – – – 27 .57 0 .99% 0 .99% 0 .87% 7 .53% 199,969 54%
2022 30 .82 0 .24 ( 5 .42 ) ( 5 .18 ) – – – 25 .64 0 .99% 0 .99% 0 .87% ( 16 .81% ) 199,012 40%
2021 22 .73 0 .13 7 .96 8 .09 – – – 30 .82 0 .98% 0 .98% 0 .44% 35 .61% 270,629 56%
2020 21 .97 0 .14 0 .62 0 .76 – – – 22 .73 0 .99% 0 .99% 0 .81% 3 .44% 201,788 51%
Class P
2025 (7) $ 36 .07 $ 0 .25 ( $ 2 .00 ) ( $ 1 .75 ) $ – $ – $ – $ 34 .32 0 .80% 0 .63% 1 .47% ( 4 .84% ) $ 151,996 26%
2024 33 .90 0 .52 1 .65 2 .17 – – – 36 .07 0 .80% 0 .68% 1 .48% 6 .40% 156,401 124%
2023 31 .46 0 .32 2 .12 2 .44 – – – 33 .90 0 .79% 0 .79% 1 .00% 7 .74% 91,053 54%
2022 37 .74 0 .35 ( 6 .63 ) ( 6 .28 ) – – – 31 .46 0 .78% 0 .78% 1 .05% ( 16 .64% ) 202,230 40%
2021 27 .78 0 .23 9 .73 9 .96 – – – 37 .74 0 .78% 0 .78% 0 .64% 35 .88% 363,532 56%
2020 26 .80 0 .22 0 .76 0 .98 – – – 27 .78 0 .79% 0 .79% 0 .99% 3 .64% 106,613 51%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Value
$
–
&
Class I
2025 (7) $ 22 .25 $ 0 .14 $ 1 .46 $ 1 .60 $ – $ – $ – $ 23 .85 0 .95% 0 .87% 1 .27% 7 .19% $ 238,480 22%
2024 20 .20 0 .40 1 .65 2 .05 – – – 22 .25 0 .95% 0 .88% 1 .86% 10 .14% 229,781 140%
2023 19 .46 0 .38 0 .36 0 .74 – – – 20 .20 0 .95% 0 .87% 1 .95% 3 .77% 230,760 44%
2022 19 .57 0 .34 ( 0 .45 ) ( 0 .11 ) – – – 19 .46 0 .94% 0 .87% 1 .77% ( 0 .53% ) 249,169 33%
2021 16 .09 0 .28 3 .20 3 .48 – – – 19 .57 0 .94% 0 .86% 1 .55% 21 .64% 265,095 48%
2020 17 .28 0 .28 ( 1 .47 ) ( 1 .19 ) – – – 16 .09 0 .95% 0 .92% 1 .96% ( 6 .94% ) 242,064 123%
Class P
2025 (7) $ 25 .75 $ 0 .19 $ 1 .69 $ 1 .88 $ – $ – $ – $ 27 .63 0 .75% 0 .67% 1 .46% 7 .30% $ 879,516 22%
2024 23 .33 0 .52 1 .90 2 .42 – – – 25 .75 0 .75% 0 .68% 2 .07% 10 .36% 788,289 140%
2023 22 .44 0 .48 0 .41 0 .89 – – – 23 .33 0 .75% 0 .67% 2 .15% 3 .98% 737,929 44%
2022 22 .51 0 .43 ( 0 .50 ) ( 0 .07 ) – – – 22 .44 0 .74% 0 .67% 1 .96% ( 0 .34% ) 677,200 33%
2021 18 .47 0 .37 3 .67 4 .04 – – – 22 .51 0 .74% 0 .66% 1 .75% 21 .89% 913,732 48%
2020 19 .81 0 .36 ( 1 .70 ) ( 1 .34 ) – – – 18 .47 0 .75% 0 .72% 2 .17% ( 6 .75% ) 547,526 123%
Value Advantage
–
&
Class I
2025 (7) $ 29 .91 $ 0 .22 $ 0 .77 $ 0 .99 $ – $ – $ – $ 30 .90 0 .90% 0 .88% 1 .48% 3 .32% $ 115,796 28%
2024 25 .67 0 .43 3 .81 4 .24 – – – 29 .91 0 .89% 0 .87% 1 .53% 16 .50% 107,773 55%
2023 23 .42 0 .40 1 .85 2 .25 – – – 25 .67 0 .89% 0 .89% 1 .70% 9 .60% 98,746 30%
2022 24 .41 0 .40 ( 1 .39 ) ( 0 .99 ) – – – 23 .42 0 .89% 0 .89% 1 .69% ( 4 .07% ) 109,885 20%
2021 18 .99 0 .27 5 .15 5 .42 – – – 24 .41 0 .89% 0 .89% 1 .21% 28 .52% 97,936 26%
2020 19 .54 0 .28 ( 0 .83 ) ( 0 .55 ) – – – 18 .99 0 .89% 0 .89% 1 .68% ( 2 .78% ) 56,754 33%
Class P
2025 (7) $ 30 .61 $ 0 .25 $ 0 .80 $ 1 .05 $ – $ – $ – $ 31 .66 0 .70% 0 .68% 1 .66% 3 .42% $ 679,017 28%
2024 26 .22 0 .50 3 .89 4 .39 – – – 30 .61 0 .69% 0 .67% 1 .72% 16 .74% 644,402 55%
2023 23 .88 0 .46 1 .88 2 .34 – – – 26 .22 0 .69% 0 .69% 1 .89% 9 .82% 692,899 30%
2022 24 .84 0 .45 ( 1 .41 ) ( 0 .96 ) – – – 23 .88 0 .69% 0 .69% 1 .87% ( 3 .87% ) 646,782 20%
2021 19 .29 0 .32 5 .23 5 .55 – – – 24 .84 0 .69% 0 .69% 1 .42% 28 .78% 951,636 26%
2020 19 .80 0 .31 ( 0 .82 ) ( 0 .51 ) – – – 19 .29 0 .69% 0 .69% 1 .87% ( 2 .58% ) 1,029,439 33%
Emerging Markets
–
&
Class I
2025 (7) $ 17 .75 $ 0 .17 $ 2 .39 $ 2 .56 $ – $ – $ – $ 20 .31 1 .10% 1 .09% 1 .84% 14 .41% $ 327,626 122%
2024 18 .02 0 .13 ( 0 .40 ) ( 0 .27 ) – – – 17 .75 1 .07% 1 .07% 0 .69% ( 1 .52% ) 296,890 98%
2023 16 .54 0 .20 1 .28 1 .48 – – – 18 .02 1 .07% 1 .07% 1 .12% 8 .95% 335,719 46%
2022 22 .14 0 .13 ( 5 .73 ) ( 5 .60 ) – – – 16 .54 1 .07% 1 .07% 0 .75% ( 25 .27% ) 318,746 46%
2021 24 .13 0 .09 ( 2 .08 ) ( 1 .99 ) – – – 22 .14 1 .05% 1 .05% 0 .39% ( 8 .28% ) 424,886 45%
2020 20 .57 0 .04 3 .52 3 .56 – – – 24 .13 1 .04% 1 .04% 0 .22% 17 .33% 469,683 36%
Class P
2025 (7) $ 18 .60 $ 0 .18 $ 2 .52 $ 2 .70 $ – $ – $ – $ 21 .30 0 .90% 0 .89% 1 .90% 14 .53% $ 224,945 122%
2024 18 .85 0 .16 ( 0 .41 ) ( 0 .25 ) – – – 18 .60 0 .89% 0 .89% 0 .84% ( 1 .33% ) 300,177 98%
2023 17 .26 0 .23 1 .36 1 .59 – – – 18 .85 0 .87% 0 .87% 1 .25% 9 .17% 284,792 46%
2022 23 .06 0 .17 ( 5 .97 ) ( 5 .80 ) – – – 17 .26 0 .86% 0 .86% 0 .90% ( 25 .12% ) 376,337 46%
2021 25 .09 0 .15 ( 2 .18 ) ( 2 .03 ) – – – 23 .06 0 .85% 0 .85% 0 .58% ( 8 .10% ) 944,698 45%
2020 21 .34 0 .09 3 .66 3 .75 – – – 25 .09 0 .84% 0 .84% 0 .44% 17 .56% 1,112,611 36%
International Equity Plus Bond Alpha
–
&
Class I
2025 (7) $ 9 .71 $ 0 .21 $ 1 .70 $ 1 .91 $ – $ – $ – $ 11 .62 0 .72% 0 .67% 3 .90% 19 .71% $ 2,956 5%
10/31/2024 - 12/31/2024 10 .00 0 .06 ( 0 .35 ) ( 0 .29 ) – – – 9 .71 0 .82% 0 .70% 3 .55% ( 2 .99% ) 511 0%
Class P
2025 (7) $ 9 .71 $ 0 .21 $ 1 .71 $ 1 .92 $ – $ – $ – $ 11 .63 0 .52% 0 .47% 4 .07% 19 .83% $ 271,472 5%
10/31/2024 - 12/31/2024 10 .00 0 .07 ( 0 .36 ) ( 0 .29 ) – – – 9 .71 0 .61% 0 .50% 3 .98% ( 2 .96% ) 242,868 0%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
International Growth
$
–
&
Class I
2025 (7) $ 9 .50 $ 0 .07 $ 1 .54 $ 1 .61 $ – $ – $ – $ 11 .11 0 .99% 0 .99% 1 .32% 16 .89% $ 13,240 38%
2024 8 .85 0 .05 0 .60 0 .65 – – – 9 .50 0 .95% 0 .95% 0 .57% 7 .39% 9,206 64%
2023 7 .78 0 .07 1 .00 1 .07 – – – 8 .85 0 .95% 0 .95% 0 .78% 13 .73% 3,838 53%
2022 9 .92 0 .04 ( 2 .18 ) ( 2 .14 ) – – – 7 .78 0 .96% 0 .96% 0 .52% ( 21 .54% ) 1,720 32%
10/29/2021 - 12/31/2021 10 .00 ( 0 .01 ) ( 0 .07 ) ( 0 .08 ) – – – 9 .92 1 .02% 1 .02% ( 0 .30% ) ( 0 .85% ) 538 3%
Class P
2025 (7) $ 9 .58 $ 0 .07 $ 1 .56 $ 1 .63 $ – $ – $ – $ 11 .21 0 .79% 0 .79% 1 .41% 17 .01% $ 595,170 38%
2024 8 .90 0 .08 0 .60 0 .68 – – – 9 .58 0 .75% 0 .75% 0 .84% 7 .61% 667,775 64%
2023 7 .80 0 .07 1 .03 1 .10 – – – 8 .90 0 .75% 0 .75% 0 .88% 14 .16% 859,232 53%
2022 9 .92 0 .07 ( 2 .19 ) ( 2 .12 ) – – – 7 .80 0 .77% 0 .77% 0 .83% ( 21 .38% ) 508,186 32%
10/29/2021 - 12/31/2021 10 .00 – (9) ( 0 .08 ) ( 0 .08 ) – – – 9 .92 0 .84% 0 .84% 0 .04% ( 0 .81% ) 711,688 3%
International Large-Cap
–
&
Class I
2025 (7) $ 14 .37 $ 0 .19 $ 2 .30 $ 2 .49 $ – $ – $ – $ 16 .86 1 .03% 1 .00% 2 .49% 17 .32% $ 670,883 8%
2024 13 .86 0 .18 0 .33 0 .51 – – – 14 .37 1 .03% 1 .00% 1 .25% 3 .68% 590,940 23%
2023 11 .68 0 .18 2 .00 2 .18 – – – 13 .86 1 .03% 1 .00% 1 .37% 18 .65% 599,870 8%
2022 13 .78 0 .14 ( 2 .24 ) ( 2 .10 ) – – – 11 .68 1 .02% 0 .99% 1 .22% ( 15 .19% ) 533,078 12%
2021 12 .00 0 .14 1 .64 1 .78 – – – 13 .78 1 .01% 0 .98% 1 .09% 14 .78% 660,058 9%
2020 10 .84 0 .08 1 .08 1 .16 – – – 12 .00 1 .01% 1 .01% 0 .75% 10 .74% 626,819 19%
Class P
2025 (7) $ 15 .64 $ 0 .22 $ 2 .50 $ 2 .72 $ – $ – $ – $ 18 .36 0 .83% 0 .80% 2 .61% 17 .43% $ 562,027 8%
2024 15 .05 0 .22 0 .37 0 .59 – – – 15 .64 0 .83% 0 .80% 1 .37% 3 .88% 597,702 23%
2023 12 .66 0 .23 2 .16 2 .39 – – – 15 .05 0 .83% 0 .80% 1 .61% 18 .89% 392,262 8%
2022 14 .90 0 .18 ( 2 .42 ) ( 2 .24 ) – – – 12 .66 0 .82% 0 .79% 1 .44% ( 15 .02% ) 521,517 12%
2021 12 .96 0 .19 1 .75 1 .94 – – – 14 .90 0 .81% 0 .78% 1 .39% 15 .01% 643,027 9%
2020 11 .68 0 .10 1 .18 1 .28 – – – 12 .96 0 .81% 0 .81% 0 .93% 10 .96% 1,056,100 19%
International Small-Cap
–
&
Class I
2025 (7) $ 12 .79 $ 0 .20 $ 2 .19 $ 2 .39 $ – $ – $ – $ 15 .18 1 .12% 1 .10% 2 .95% 18 .73% $ 90,370 43%
2024 12 .91 0 .33 ( 0 .45 ) ( 0 .12 ) – – – 12 .79 1 .17% 1 .15% 2 .54% ( 0 .98% ) 78,992 86%
2023 11 .01 0 .26 1 .64 1 .90 – – – 12 .91 1 .16% 1 .14% 2 .17% 17 .23% 83,190 7%
2022 13 .28 0 .21 ( 2 .48 ) ( 2 .27 ) – – – 11 .01 1 .14% 1 .12% 1 .88% ( 17 .09% ) 75,004 18%
2021 11 .66 0 .26 1 .36 1 .62 – – – 13 .28 1 .11% 1 .11% 2 .01% 13 .87% 94,703 128%
2020 10 .76 0 .12 0 .78 0 .90 – – – 11 .66 1 .10% 1 .10% 1 .28% 8 .42% 89,998 48%
Class P
2025 (7) $ 17 .84 $ 0 .29 $ 3 .07 $ 3 .36 $ – $ – $ – $ 21 .20 0 .92% 0 .90% 3 .09% 18 .85% $ 344,564 43%
2024 17 .97 0 .43 ( 0 .56 ) ( 0 .13 ) – – – 17 .84 0 .97% 0 .95% 2 .36% ( 0 .78% ) 307,664 86%
2023 15 .30 0 .36 2 .31 2 .67 – – – 17 .97 0 .96% 0 .94% 2 .18% 17 .46% 130,701 7%
2022 18 .42 0 .35 ( 3 .47 ) ( 3 .12 ) – – – 15 .30 0 .94% 0 .92% 2 .26% ( 16 .92% ) 244,595 18%
2021 16 .14 0 .40 1 .88 2 .28 – – – 18 .42 0 .91% 0 .91% 2 .18% 14 .10% 175,242 128%
2020 14 .86 0 .20 1 .08 1 .28 – – – 16 .14 0 .90% 0 .90% 1 .54% 8 .64% 186,062 48%
International Value
–
&
Class I
2025 (7) $ 17 .59 $ 0 .49 $ 4 .55 $ 5 .04 $ – $ – $ – $ 22 .63 0 .91% 0 .91% 4 .96% 28 .65% $ 418,538 25%
2024 16 .93 0 .58 0 .08 0 .66 – – – 17 .59 0 .91% 0 .91% 3 .27% 3 .89% 325,464 53%
2023 14 .08 0 .47 2 .38 2 .85 – – – 16 .93 0 .90% 0 .90% 3 .00% 20 .20% 322,538 51%
2022 14 .26 0 .40 ( 0 .58 ) ( 0 .18 ) – – – 14 .08 0 .91% 0 .91% 2 .93% ( 1 .26% ) 288,052 49%
2021 11 .85 0 .34 2 .07 2 .41 – – – 14 .26 0 .90% 0 .90% 2 .50% 20 .36% 312,717 35%
2020 12 .77 0 .19 ( 1 .11 ) ( 0 .92 ) – – – 11 .85 0 .90% 0 .90% 1 .83% ( 7 .17% ) 272,016 66%
Class P
2025 (7) $ 19 .94 $ 0 .56 $ 5 .18 $ 5 .74 $ – $ – $ – $ 25 .68 0 .71% 0 .71% 5 .01% 28 .77% $ 773,336 25%
2024 19 .16 0 .63 0 .15 0 .78 – – – 19 .94 0 .71% 0 .71% 3 .14% 4 .10% 667,833 53%
2023 15 .90 0 .53 2 .73 3 .26 – – – 19 .16 0 .70% 0 .70% 3 .03% 20 .45% 661,428 51%
2022 16 .08 0 .51 ( 0 .69 ) ( 0 .18 ) – – – 15 .90 0 .71% 0 .71% 3 .32% ( 1 .07% ) 674,837 49%
2021 13 .33 0 .40 2 .35 2 .75 – – – 16 .08 0 .70% 0 .70% 2 .60% 20 .60% 542,306 35%
2020 14 .33 0 .23 ( 1 .23 ) ( 1 .00 ) – – – 13 .33 0 .70% 0 .70% 1 .94% ( 6 .98% ) 1,065,402 66%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Health Sciences
$
–
&
Class I
2025 (7) $ 65 .61 $ 0 .10 ( $ 0 .71 ) ( $ 0 .61 ) $ – $ – $ – $ 65 .00 1 .15% 1 .15% 0 .31% ( 0 .93% ) $ 352,891 29%
2024 63 .06 0 .05 2 .50 2 .55 – – – 65 .61 1 .14% 1 .14% 0 .08% 4 .04% 371,293 32%
2023 60 .97 0 .13 1 .96 2 .09 – – – 63 .06 1 .14% 1 .14% 0 .21% 3 .42% 398,867 37%
2022 64 .73 0 .10 ( 3 .86 ) ( 3 .76 ) – – – 60 .97 1 .14% 1 .14% 0 .17% ( 5 .80% ) 424,635 36%
2021 57 .60 ( 0 .02 ) 7 .15 7 .13 – – – 64 .73 1 .13% 1 .13% ( 0 .04% ) 12 .38% 492,712 45%
2020 48 .49 ( 0 .01 ) 9 .12 9 .11 – – – 57 .60 1 .14% 1 .14% ( 0 .03% ) 18 .79% 454,545 21%
Class P
2025 (7) $ 72 .76 $ 0 .19 ( $ 0 .80 ) ( $ 0 .61 ) $ – $ – $ – $ 72 .15 0 .95% 0 .95% 0 .52% ( 0 .83% ) $ 2,424 29%
2024 69 .79 0 .21 2 .76 2 .97 – – – 72 .76 0 .94% 0 .94% 0 .27% 4 .24% 2,358 32%
2023 67 .35 0 .27 2 .17 2 .44 – – – 69 .79 0 .94% 0 .94% 0 .41% 3 .63% 2,008 37%
2022 71 .35 0 .25 ( 4 .25 ) ( 4 .00 ) – – – 67 .35 0 .94% 0 .94% 0 .38% ( 5 .61% ) 1,846 36%
2021 63 .36 0 .11 7 .88 7 .99 – – – 71 .35 0 .93% 0 .93% 0 .16% 12 .61% 1,475 45%
2020 53 .23 0 .10 10 .03 10 .13 – – – 63 .36 0 .93% 0 .93% 0 .16% 19 .03% 530 21%
Real Estate
–
&
Class I
2025 (7) $ 36 .09 $ 0 .39 ( $ 0 .13 ) $ 0 .26 $ – $ – $ – $ 36 .35 1 .09% 1 .00% 2 .18% 0 .72% $ 203,583 40%
2024 33 .56 0 .64 1 .89 2 .53 – – – 36 .09 1 .08% 0 .99% 1 .86% 7 .51% 211,824 44%
2023 29 .70 0 .97 2 .89 3 .86 – – – 33 .56 1 .08% 0 .99% 3 .16% 13 .01% 220,533 14%
2022 39 .94 0 .47 ( 10 .71 ) ( 10 .24 ) – – – 29 .70 1 .07% 0 .98% 1 .41% ( 25 .64% ) 204,962 23%
2021 28 .46 ( 0 .22 ) 11 .70 11 .48 – – – 39 .94 1 .07% 0 .98% ( 0 .65% ) 40 .32% 308,201 22%
2020 29 .43 0 .99 ( 1 .96 ) ( 0 .97 ) – – – 28 .46 1 .07% 0 .98% 3 .73% ( 3 .28% ) 242,921 38%
Class P
2025 (7) $ 38 .10 $ 0 .63 ( $ 0 .32 ) $ 0 .31 $ – $ – $ – $ 38 .41 0 .89% 0 .80% 3 .33% 0 .82% $ 180,736 40%
2024 35 .36 0 .78 1 .96 2 .74 – – – 38 .10 0 .88% 0 .79% 2 .16% 7 .73% 170,402 44%
2023 31 .23 0 .97 3 .16 4 .13 – – – 35 .36 0 .88% 0 .79% 2 .98% 13 .24% 142,295 14%
2022 41 .91 0 .60 ( 11 .28 ) ( 10 .68 ) – – – 31 .23 0 .87% 0 .78% 1 .71% ( 25 .49% ) 233,992 23%
2021 29 .81 ( 0 .18 ) 12 .28 12 .10 – – – 41 .91 0 .87% 0 .78% ( 0 .51% ) 40 .60% 234,297 22%
2020 30 .76 1 .00 ( 1 .95 ) ( 0 .95 ) – – – 29 .81 0 .87% 0 .78% 3 .57% ( 3 .08% ) 235,401 38%
Technology
–
&
Class I
2025 (7) $ 22 .33 ( $ 0 .05 ) $ 1 .42 $ 1 .37 $ – $ – $ – $ 23 .70 1 .15% 1 .04% ( 0 .49% ) 6 .15% $ 415,256 23%
2024 16 .24 ( 0 .10 ) 6 .19 6 .09 – – – 22 .33 1 .15% 1 .07% ( 0 .49% ) 37 .45% 409,527 123%
2023 10 .57 ( 0 .06 ) 5 .73 5 .67 – – – 16 .24 1 .14% 1 .14% ( 0 .47% ) 53 .68% 301,813 49%
2022 16 .53 ( 0 .08 ) ( 5 .88 ) ( 5 .96 ) – – – 10 .57 1 .14% 1 .14% ( 0 .64% ) ( 36 .06% ) 197,337 28%
2021 14 .52 ( 0 .13 ) 2 .14 2 .01 – – – 16 .53 1 .14% 1 .14% ( 0 .84% ) 13 .86% 308,749 40%
2020 9 .86 ( 0 .09 ) 4 .75 4 .66 – – – 14 .52 1 .14% 1 .14% ( 0 .78% ) 47 .24% 287,129 44%
Class P
2025 (7) $ 28 .61 ( $ 0 .04 ) $ 1 .83 $ 1 .79 $ – $ – $ – $ 30 .40 0 .95% 0 .84% ( 0 .28% ) 6 .26% $ 5,229 23%
2024 20 .77 ( 0 .08 ) 7 .92 7 .84 – – – 28 .61 0 .95% 0 .87% ( 0 .29% ) 37 .72% 4,511 123%
2023 13 .49 ( 0 .05 ) 7 .33 7 .28 – – – 20 .77 0 .94% 0 .94% ( 0 .28% ) 53 .98% 2,296 49%
2022 21 .05 ( 0 .07 ) ( 7 .49 ) ( 7 .56 ) – – – 13 .49 0 .94% 0 .94% ( 0 .43% ) ( 35 .93% ) 1,116 28%
2021 18 .45 ( 0 .13 ) 2 .73 2 .60 – – – 21 .05 0 .94% 0 .94% ( 0 .66% ) 14 .09% 1,207 40%
2020 12 .51 ( 0 .10 ) 6 .04 5 .94 – – – 18 .45 0 .94% 0 .94% ( 0 .61% ) 47 .54% 482 44%
ESG Diversified
–
&
Class I
2025 (7) $ 11 .59 $ 0 .06 $ 0 .56 $ 0 .62 $ – $ – $ – $ 12 .21 0 .62% 0 .50% 1 .12% 5 .37% $ 28,963 28%
2024 10 .34 0 .14 1 .11 1 .25 – – – 11 .59 0 .53% 0 .50% 1 .30% 12 .18% 28,336 81%
2023 8 .92 0 .20 1 .22 1 .42 – – – 10 .34 0 .65% 0 .50% 2 .07% 15 .78% 33,177 39%
2022 10 .70 0 .15 ( 1 .93 ) ( 1 .78 ) – – – 8 .92 0 .78% 0 .50% 1 .61% ( 16 .59% ) 19,257 55%
04/30/2021 - 12/31/2021 10 .00 0 .08 0 .62 0 .70 – – – 10 .70 0 .97% 0 .50% 1 .12% 7 .00% 16,819 13%
Class P
2025 (7) $ 11 .68 $ 0 .08 $ 0 .56 $ 0 .64 $ – $ – $ – $ 12 .32 0 .42% 0 .30% 1 .34% 5 .48% $ 1,574 28%
2024 10 .39 0 .24 1 .05 1 .29 – – – 11 .68 0 .33% 0 .30% 2 .10% 12 .40% 1,353 81%
2023 8 .95 0 .16 1 .28 1 .44 – – – 10 .39 0 .45% 0 .30% 1 .71% 16 .01% 252 39%
2022 10 .71 0 .46 ( 2 .22 ) ( 1 .76 ) – – – 8 .95 0 .58% 0 .30% 4 .93% ( 16 .43% ) 571 55%
04/30/2021 - 12/31/2021 10 .00 0 .08 0 .63 0 .71 – – – 10 .71 0 .77% 0 .30% 1 .16% 7 .15% 114 13%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
ESG Diversified Growth
$
–
&
Class I
2025 (7) $ 11 .10 $ 0 .04 $ 0 .64 $ 0 .68 $ – $ – $ – $ 11 .78 0 .69% 0 .50% 0 .66% 6 .13% $ 19,342 20%
2024 9 .75 0 .13 1 .22 1 .35 – – – 11 .10 0 .69% 0 .50% 1 .21% 13 .88% 17,658 66%
2023 8 .28 0 .15 1 .32 1 .47 – – – 9 .75 0 .85% 0 .50% 1 .64% 17 .66% 13,687 34%
2022 10 .11 0 .12 ( 1 .95 ) ( 1 .83 ) – – – 8 .28 0 .94% 0 .50% 1 .34% ( 18 .08% ) 11,210 83%
10/29/2021 - 12/31/2021 10 .00 0 .08 0 .03 0 .11 – – – 10 .11 1 .23% 0 .50% 4 .51% 1 .09% 12,772 3%
Class P
2025 (7) $ 11 .16 $ 0 .05 $ 0 .65 $ 0 .70 $ – $ – $ – $ 11 .86 0 .49% 0 .30% 0 .89% 6 .23% $ 5,431 20%
2024 9 .78 0 .18 1 .20 1 .38 – – – 11 .16 0 .49% 0 .30% 1 .71% 14 .11% 3,825 66%
2023 8 .30 0 .20 1 .28 1 .48 – – – 9 .78 0 .65% 0 .30% 2 .19% 17 .90% 1,417 34%
2022 10 .11 0 .12 ( 1 .93 ) ( 1 .81 ) – – – 8 .30 0 .67% 0 .30% 1 .44% ( 17 .97% ) 525 83%
10/29/2021 - 12/31/2021 10 .00 0 .08 0 .03 0 .11 – – – 10 .11 1 .03% 0 .30% 4 .67% 1 .12% 101 3%
PSF Avantis Balanced Allocation
–
&
(10)
Class I
2025 (7) $ 18 .27 $ 0 .18 $ 0 .99 $ 1 .17 $ – $ – $ – $ 19 .44 0 .44% 0 .40% 1 .97% 6 .45% $ 309,503 29%
2024 16 .37 0 .36 1 .54 1 .90 – – – 18 .27 0 .49% 0 .43% 2 .09% 11 .54% 317,152 96%
2023 14 .39 0 .41 1 .57 1 .98 – – – 16 .37 0 .49% 0 .43% 2 .73% 13 .83% 329,904 32%
2022 16 .92 0 .22 ( 2 .75 ) ( 2 .53 ) – – – 14 .39 0 .48% 0 .47% 1 .48% ( 14 .99% ) 323,006 128%
2021 15 .04 0 .21 1 .67 1 .88 – – – 16 .92 0 .48% 0 .48% 1 .28% 12 .50% 394,494 16%
2020 13 .42 0 .19 1 .43 1 .62 – – – 15 .04 0 .49% 0 .49% 1 .44% 12 .11% 310,280 11%
Class P
2025 (7) $ 18 .50 $ 0 .24 $ 0 .98 $ 1 .22 $ – $ – $ – $ 19 .72 0 .24% 0 .20% 2 .59% 6 .56% $ 8,392 29%
2024 16 .55 0 .42 1 .53 1 .95 – – – 18 .50 0 .24% 0 .18% 2 .35% 11 .82% 3,341 96%
2023 14 .50 0 .46 1 .59 2 .05 – – – 16 .55 0 .24% 0 .18% 3 .01% 14 .12% 3,013 32%
2022 17 .02 0 .29 ( 2 .81 ) ( 2 .52 ) – – – 14 .50 0 .23% 0 .22% 1 .87% ( 14 .78% ) 2,694 128%
2021 15 .09 0 .42 1 .51 1 .93 – – – 17 .02 0 .23% 0 .23% 2 .52% 12 .78% 1,907 16%
2020 13 .42 0 .28 1 .39 1 .67 – – – 15 .09 0 .23% 0 .23% 2 .01% 12 .40% 100 11%
Pacific Dynamix - Conservative Growth
–
&
Class I
2025 (7) $ 21 .53 ( $ 0 .04 ) $ 1 .25 $ 1 .21 $ – $ – $ – $ 22 .74 0 .43% 0 .39% ( 0 .39% ) 5 .61% $ 457,860 14%
2024 19 .84 ( 0 .08 ) 1 .77 1 .69 – – – 21 .53 0 .43% 0 .38% ( 0 .38% ) 8 .54% 463,758 19%
2023 17 .76 ( 0 .07 ) 2 .15 2 .08 – – – 19 .84 0 .43% 0 .39% ( 0 .39% ) 11 .68% 491,556 19%
2022 20 .74 ( 0 .07 ) ( 2 .91 ) ( 2 .98 ) – – – 17 .76 0 .43% 0 .38% ( 0 .38% ) ( 14 .38% ) 512,069 17%
2021 19 .49 ( 0 .08 ) 1 .33 1 .25 – – – 20 .74 0 .42% 0 .39% ( 0 .39% ) 6 .44% 652,973 14%
2020 17 .37 ( 0 .07 ) 2 .19 2 .12 – – – 19 .49 0 .43% 0 .37% ( 0 .37% ) 12 .21% 644,310 24%
Class P
2025 (7) $ 21 .76 ( $ 0 .02 ) $ 1 .26 $ 1 .24 $ – $ – $ – $ 23 .00 0 .23% 0 .19% ( 0 .18% ) 5 .71% $ 20,091 14%
2024 20 .00 ( 0 .04 ) 1 .80 1 .76 – – – 21 .76 0 .23% 0 .18% ( 0 .18% ) 8 .75% 16,366 19%
2023 17 .88 ( 0 .04 ) 2 .16 2 .12 – – – 20 .00 0 .23% 0 .19% ( 0 .19% ) 11 .91% 9,712 19%
2022 20 .84 ( 0 .03 ) ( 2 .93 ) ( 2 .96 ) – – – 17 .88 0 .23% 0 .18% ( 0 .18% ) ( 14 .20% ) 6,234 17%
2021 19 .53 ( 0 .04 ) 1 .35 1 .31 – – – 20 .84 0 .22% 0 .19% ( 0 .19% ) 6 .66% 3,001 14%
2020 17 .37 ( 0 .03 ) 2 .19 2 .16 – – – 19 .53 0 .23% 0 .17% ( 0 .17% ) 12 .44% 565 24%
Pacific Dynamix - Moderate Growth
–
&
Class I
2025 (7) $ 30 .32 ( $ 0 .06 ) $ 1 .89 $ 1 .83 $ – $ – $ – $ 32 .15 0 .42% 0 .39% ( 0 .39% ) 6 .05% $ 2,425,862 14%
2024 27 .04 ( 0 .11 ) 3 .39 3 .28 – – – 30 .32 0 .42% 0 .38% ( 0 .38% ) 12 .12% 2,453,253 15%
2023 23 .51 ( 0 .10 ) 3 .63 3 .53 – – – 27 .04 0 .42% 0 .39% ( 0 .39% ) 15 .04% 2,472,290 20%
2022 27 .88 ( 0 .10 ) ( 4 .27 ) ( 4 .37 ) – – – 23 .51 0 .42% 0 .39% ( 0 .39% ) ( 15 .69% ) 2,352,022 14%
2021 25 .21 ( 0 .10 ) 2 .77 2 .67 – – – 27 .88 0 .42% 0 .38% ( 0 .38% ) 10 .62% 2,961,966 13%
2020 22 .00 ( 0 .08 ) 3 .29 3 .21 – – – 25 .21 0 .42% 0 .37% ( 0 .37% ) 14 .58% 2,734,225 21%
Class P
2025 (7) $ 30 .64 ( $ 0 .03 ) $ 1 .91 $ 1 .88 $ – $ – $ – $ 32 .52 0 .22% 0 .19% ( 0 .19% ) 6 .15% $ 91,332 14%
2024 27 .27 ( 0 .05 ) 3 .42 3 .37 – – – 30 .64 0 .22% 0 .18% ( 0 .18% ) 12 .35% 79,136 15%
2023 23 .66 ( 0 .05 ) 3 .66 3 .61 – – – 27 .27 0 .22% 0 .19% ( 0 .19% ) 15 .27% 54,440 20%
2022 28 .01 ( 0 .05 ) ( 4 .30 ) ( 4 .35 ) – – – 23 .66 0 .22% 0 .19% ( 0 .19% ) ( 15 .52% ) 36,097 14%
2021 25 .27 ( 0 .05 ) 2 .79 2 .74 – – – 28 .01 0 .22% 0 .18% ( 0 .18% ) 10 .85% 22,083 13%
2020 22 .01 ( 0 .04 ) 3 .30 3 .26 – – – 25 .27 0 .22% 0 .17% ( 0 .17% ) 14 .81% 1,343 21%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Pacific Dynamix - Growth
$
–
&
Class I
2025 (7) $ 36 .61 ( $ 0 .07 ) $ 2 .68 $ 2 .61 $ – $ – $ – $ 39 .22 0 .42% 0 .37% ( 0 .37% ) 7 .14% $ 1,945,644 15%
2024 32 .14 ( 0 .13 ) 4 .60 4 .47 – – – 36 .61 0 .43% 0 .38% ( 0 .38% ) 13 .90% 1,996,743 18%
2023 27 .48 ( 0 .11 ) 4 .77 4 .66 – – – 32 .14 0 .42% 0 .38% ( 0 .38% ) 16 .98% 1,908,244 25%
2022 32 .98 ( 0 .11 ) ( 5 .39 ) ( 5 .50 ) – – – 27 .48 0 .42% 0 .38% ( 0 .38% ) ( 16 .69% ) 1,697,274 11%
2021 28 .85 ( 0 .12 ) 4 .25 4 .13 – – – 32 .98 0 .42% 0 .38% ( 0 .38% ) 14 .33% 1,830,704 9%
2020 24 .91 ( 0 .09 ) 4 .03 3 .94 – – – 28 .85 0 .42% 0 .37% ( 0 .37% ) 15 .79% 1,267,281 19%
Class P
2025 (7) $ 36 .99 ( $ 0 .03 ) $ 2 .71 $ 2 .68 $ – $ – $ – $ 39 .67 0 .22% 0 .17% ( 0 .17% ) 7 .24% $ 101,402 15%
2024 32 .41 ( 0 .06 ) 4 .64 4 .58 – – – 36 .99 0 .23% 0 .18% ( 0 .18% ) 14 .12% 82,627 18%
2023 27 .65 ( 0 .06 ) 4 .82 4 .76 – – – 32 .41 0 .22% 0 .18% ( 0 .18% ) 17 .22% 49,323 25%
2022 33 .13 ( 0 .05 ) ( 5 .43 ) ( 5 .48 ) – – – 27 .65 0 .22% 0 .18% ( 0 .18% ) ( 16 .52% ) 26,474 11%
2021 28 .91 ( 0 .06 ) 4 .28 4 .22 – – – 33 .13 0 .22% 0 .18% ( 0 .18% ) 14 .57% 17,616 9%
2020 24 .92 ( 0 .04 ) 4 .03 3 .99 – – – 28 .91 0 .22% 0 .17% ( 0 .17% ) 16 .02% 3,086 19%
Pacific Dynamix - Aggressive Growth
–
&
Class I
2025 (7) $ 11 .17 ( $ 0 .02 ) $ 0 .94 $ 0 .92 $ – $ – $ – $ 12 .09 0 .86% 0 .38% ( 0 .38% ) 8 .23% $ 7,930 27%
04/30/2024 - 12/31/2024 10 .00 ( 0 .03 ) 1 .20 1 .17 – – – 11 .17 1 .92% 0 .39% ( 0 .40% ) 11 .69% 4,252 81%
Class P
2025 (7) $ 11 .19 ( $ 0 .01 ) $ 0 .94 $ 0 .93 $ – $ – $ – $ 12 .12 0 .65% 0 .17% ( 0 .17% ) 8 .34% $ 6,268 27%
04/30/2024 - 12/31/2024 10 .00 ( 0 .01 ) 1 .20 1 .19 – – – 11 .19 1 .72% 0 .19% ( 0 .20% ) 11 .87% 2,113 81%
Portfolio Optimization Conservative
–
&
Class I
2025 (7) $ 15 .36 ( $ 0 .03 ) $ 0 .80 $ 0 .77 $ – $ – $ – $ 16 .13 0 .32% 0 .32% ( 0 .32% ) 4 .98% $ 943,779 26%
2024 14 .44 ( 0 .05 ) 0 .97 0 .92 – – – 15 .36 0 .33% 0 .33% ( 0 .33% ) 6 .38% 970,971 35%
2023 13 .22 ( 0 .04 ) 1 .26 1 .22 – – – 14 .44 0 .32% 0 .32% ( 0 .32% ) 9 .22% 1,074,844 23%
2022 15 .32 ( 0 .04 ) ( 2 .06 ) ( 2 .10 ) – – – 13 .22 0 .32% 0 .32% ( 0 .32% ) ( 13 .67% ) 1,166,154 25%
2021 14 .99 ( 0 .05 ) 0 .38 0 .33 – – – 15 .32 0 .32% 0 .32% ( 0 .32% ) 2 .20% 1,496,201 12%
2020 13 .89 ( 0 .04 ) 1 .14 1 .10 – – – 14 .99 0 .32% 0 .32% ( 0 .32% ) 7 .88% 1,677,166 47%
Class P
2025 (7) $ 15 .53 ( $ 0 .01 ) $ 0 .80 $ 0 .79 $ – $ – $ – $ 16 .32 0 .12% 0 .12% ( 0 .12% ) 5 .09% $ 204 26%
2024 14 .57 ( 0 .02 ) 0 .98 0 .96 – – – 15 .53 0 .12% 0 .12% ( 0 .12% ) 6 .59% 196 35%
2023 13 .31 ( 0 .02 ) 1 .28 1 .26 – – – 14 .57 0 .12% 0 .12% ( 0 .12% ) 9 .44% 184 23%
2022 15 .38 ( 0 .02 ) ( 2 .05 ) ( 2 .07 ) – – – 13 .31 0 .12% 0 .12% ( 0 .12% ) ( 13 .49% ) 208 25%
2021 15 .02 ( 0 .02 ) 0 .38 0 .36 – – – 15 .38 0 .12% 0 .12% ( 0 .12% ) 2 .41% 231 12%
2020 13 .90 ( 0 .02 ) 1 .14 1 .12 – – – 15 .02 0 .12% 0 .12% ( 0 .12% ) 8 .10% 178 47%
Portfolio Optimization Moderate-Conservative
–
&
Class I
2025 (7) $ 18 .22 ( $ 0 .03 ) $ 1 .13 $ 1 .10 $ – $ – $ – $ 19 .32 0 .32% 0 .32% ( 0 .32% ) 6 .01% $ 1,400,321 25%
2024 16 .81 ( 0 .06 ) 1 .47 1 .41 – – – 18 .22 0 .32% 0 .32% ( 0 .32% ) 8 .41% 1,447,761 36%
2023 15 .14 ( 0 .05 ) 1 .72 1 .67 – – – 16 .81 0 .32% 0 .32% ( 0 .32% ) 11 .06% 1,569,692 27%
2022 17 .79 ( 0 .05 ) ( 2 .60 ) ( 2 .65 ) – – – 15 .14 0 .32% 0 .32% ( 0 .32% ) ( 14 .90% ) 1,650,281 20%
2021 16 .73 ( 0 .05 ) 1 .11 1 .06 – – – 17 .79 0 .32% 0 .32% ( 0 .32% ) 6 .28% 2,226,011 14%
2020 15 .22 ( 0 .05 ) 1 .56 1 .51 – – – 16 .73 0 .32% 0 .32% ( 0 .32% ) 9 .97% 2,366,379 29%
Class P
2025 (7) $ 18 .41 ( $ 0 .01 ) $ 1 .14 $ 1 .13 $ – $ – $ – $ 19 .54 0 .12% 0 .12% ( 0 .12% ) 6 .11% $ 573 25%
2024 16 .95 ( 0 .02 ) 1 .48 1 .46 – – – 18 .41 0 .12% 0 .12% ( 0 .12% ) 8 .63% 535 36%
2023 15 .23 ( 0 .02 ) 1 .74 1 .72 – – – 16 .95 0 .12% 0 .12% ( 0 .12% ) 11 .28% 468 27%
2022 17 .86 ( 0 .02 ) ( 2 .61 ) ( 2 .63 ) – – – 15 .23 0 .12% 0 .12% ( 0 .12% ) ( 14 .73% ) 277 20%
2021 16 .77 ( 0 .02 ) 1 .11 1 .09 – – – 17 .86 0 .12% 0 .12% ( 0 .12% ) 6 .49% 312 14%
2020 15 .22 ( 0 .02 ) 1 .57 1 .55 – – – 16 .77 0 .12% 0 .12% ( 0 .12% ) 10 .19% 292 29%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
Portfolio Optimization Moderate
$
–
&
Class I
2025 (7) $ 21 .44 ( $ 0 .03 ) $ 1 .38 $ 1 .35 $ – $ – $ – $ 22 .79 0 .32% 0 .32% ( 0 .32% ) 6 .30% $ 6,557,872 27%
2024 19 .28 ( 0 .07 ) 2 .23 2 .16 – – – 21 .44 0 .32% 0 .32% ( 0 .32% ) 11 .21% 6,662,848 41%
2023 16 .93 ( 0 .06 ) 2 .41 2 .35 – – – 19 .28 0 .32% 0 .32% ( 0 .32% ) 13 .88% 7,011,415 30%
2022 20 .08 ( 0 .06 ) ( 3 .09 ) ( 3 .15 ) – – – 16 .93 0 .32% 0 .32% ( 0 .32% ) ( 15 .72% ) 7,068,997 19%
2021 18 .40 ( 0 .06 ) 1 .74 1 .68 – – – 20 .08 0 .31% 0 .31% ( 0 .31% ) 9 .18% 9,507,628 13%
2020 16 .45 ( 0 .05 ) 2 .00 1 .95 – – – 18 .40 0 .32% 0 .32% ( 0 .32% ) 11 .83% 9,839,706 23%
Class P
2025 (7) $ 21 .66 ( $ 0 .01 ) $ 1 .40 $ 1 .39 $ – $ – $ – $ 23 .05 0 .12% 0 .12% ( 0 .12% ) 6 .41% $ 2,608 27%
2024 19 .44 ( 0 .03 ) 2 .25 2 .22 – – – 21 .66 0 .12% 0 .12% ( 0 .12% ) 11 .43% 2,232 41%
2023 17 .04 ( 0 .02 ) 2 .42 2 .40 – – – 19 .44 0 .12% 0 .12% ( 0 .12% ) 14 .10% 2,046 30%
2022 20 .17 ( 0 .02 ) ( 3 .11 ) ( 3 .13 ) – – – 17 .04 0 .12% 0 .12% ( 0 .12% ) ( 15 .55% ) 1,606 19%
2021 18 .44 ( 0 .02 ) 1 .75 1 .73 – – – 20 .17 0 .11% 0 .11% ( 0 .11% ) 9 .40% 1,720 13%
2020 16 .46 ( 0 .02 ) 2 .00 1 .98 – – – 18 .44 0 .12% 0 .12% ( 0 .12% ) 12 .05% 1,410 23%
Portfolio Optimization Growth
–
&
Class I
2025 (7) $ 23 .95 ( $ 0 .04 ) $ 1 .81 $ 1 .77 $ – $ – $ – $ 25 .72 0 .32% 0 .32% ( 0 .32% ) 7 .38% $ 6,261,110 26%
2024 21 .51 ( 0 .07 ) 2 .51 2 .44 – – – 23 .95 0 .32% 0 .32% ( 0 .32% ) 11 .36% 6,305,263 50%
2023 18 .79 ( 0 .06 ) 2 .78 2 .72 – – – 21 .51 0 .32% 0 .32% ( 0 .32% ) 14 .45% 6,561,007 28%
2022 22 .61 ( 0 .06 ) ( 3 .76 ) ( 3 .82 ) – – – 18 .79 0 .32% 0 .32% ( 0 .32% ) ( 16 .88% ) 6,482,637 16%
2021 19 .99 ( 0 .07 ) 2 .69 2 .62 – – – 22 .61 0 .31% 0 .31% ( 0 .31% ) 13 .12% 8,689,159 15%
2020 17 .73 ( 0 .06 ) 2 .32 2 .26 – – – 19 .99 0 .32% 0 .32% ( 0 .32% ) 12 .72% 8,618,177 20%
Class P
2025 (7) $ 24 .20 ( $ 0 .01 ) $ 1 .82 $ 1 .81 $ – $ – $ – $ 26 .01 0 .12% 0 .12% ( 0 .12% ) 7 .49% $ 6,309 26%
2024 21 .69 ( 0 .03 ) 2 .54 2 .51 – – – 24 .20 0 .12% 0 .12% ( 0 .12% ) 11 .58% 5,835 50%
2023 18 .91 ( 0 .02 ) 2 .80 2 .78 – – – 21 .69 0 .12% 0 .12% ( 0 .12% ) 14 .68% 4,709 28%
2022 22 .71 ( 0 .02 ) ( 3 .78 ) ( 3 .80 ) – – – 18 .91 0 .12% 0 .12% ( 0 .12% ) ( 16 .71% ) 3,356 16%
2021 20 .03 ( 0 .02 ) 2 .70 2 .68 – – – 22 .71 0 .11% 0 .11% ( 0 .11% ) 13 .34% 3,218 15%
2020 17 .74 ( 0 .02 ) 2 .31 2 .29 – – – 20 .03 0 .12% 0 .12% ( 0 .12% ) 12 .95% 1,990 20%
Portfolio Optimization Aggressive-Growth
–
&
Class I
2025 (7) $ 25 .68 ( $ 0 .04 ) $ 2 .20 $ 2 .16 $ – $ – $ – $ 27 .84 0 .32% 0 .32% ( 0 .32% ) 8 .41% $ 1,616,707 22%
2024 22 .86 ( 0 .08 ) 2 .90 2 .82 – – – 25 .68 0 .33% 0 .33% ( 0 .33% ) 12 .37% 1,588,420 54%
2023 19 .71 ( 0 .07 ) 3 .22 3 .15 – – – 22 .86 0 .32% 0 .32% ( 0 .32% ) 15 .96% 1,601,321 34%
2022 23 .89 ( 0 .07 ) ( 4 .11 ) ( 4 .18 ) – – – 19 .71 0 .32% 0 .32% ( 0 .32% ) ( 17 .51% ) 1,536,560 16%
2021 20 .65 ( 0 .07 ) 3 .31 3 .24 – – – 23 .89 0 .32% 0 .32% ( 0 .32% ) 15 .68% 2,039,105 16%
2020 18 .37 ( 0 .06 ) 2 .34 2 .28 – – – 20 .65 0 .32% 0 .32% ( 0 .32% ) 12 .46% 1,962,163 19%
Class P
2025 (7) $ 25 .95 ( $ 0 .02 ) $ 2 .23 $ 2 .21 $ – $ – $ – $ 28 .16 0 .12% 0 .12% ( 0 .12% ) 8 .51% $ 5,520 22%
2024 23 .05 ( 0 .03 ) 2 .93 2 .90 – – – 25 .95 0 .13% 0 .13% ( 0 .13% ) 12 .59% 5,001 54%
2023 19 .84 ( 0 .03 ) 3 .24 3 .21 – – – 23 .05 0 .13% 0 .13% ( 0 .13% ) 16 .19% 3,437 34%
2022 24 .00 ( 0 .02 ) ( 4 .14 ) ( 4 .16 ) – – – 19 .84 0 .12% 0 .12% ( 0 .12% ) ( 17 .34% ) 2,422 16%
2021 20 .70 ( 0 .03 ) 3 .33 3 .30 – – – 24 .00 0 .12% 0 .12% ( 0 .12% ) 15 .92% 1,176 16%
2020 18 .37 ( 0 .02 ) 2 .35 2 .33 – – – 20 .70 0 .12% 0 .12% ( 0 .12% ) 12 .68% 579 19%

PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:

See Notes to Financial Statements
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
PD 1-3 Year Corporate Bond
$
–
&
Class P
2025 (7) $ 12 .11 $ 0 .26 $ 0 .10 $ 0 .36 $ – $ – $ – $ 12 .47 0 .22% 0 .22% 4 .31% 2 .95% $ 281,648 40%
2024 11 .55 0 .55 0 .01 0 .56 – – – 12 .11 0 .26% 0 .26% 4 .73% 4 .91% 130,904 95%
2023 10 .97 0 .47 0 .11 0 .58 – – – 11 .55 0 .21% 0 .21% 4 .16% 5 .21% 295,479 92%
2022 11 .35 0 .16 ( 0 .54 ) ( 0 .38 ) – – – 10 .97 0 .23% 0 .23% 1 .44% ( 3 .32% ) 168,632 59%
2021 11 .39 0 .11 ( 0 .15 ) ( 0 .04 ) – – – 11 .35 0 .22% 0 .22% 1 .00% ( 0 .37% ) 232,788 49%
2020 11 .07 0 .23 0 .09 0 .32 – – – 11 .39 0 .22% 0 .22% 2 .02% 2 .94% 219,296 78%
PD Aggregate Bond Index
–
&
Class P
2025 (7) $ 12 .89 $ 0 .23 $ 0 .28 $ 0 .51 $ – $ – $ – $ 13 .40 0 .21% 0 .21% 3 .51% 3 .93% $ 1,110,540 24%
2024 12 .75 0 .43 ( 0 .29 ) 0 .14 – – – 12 .89 0 .20% 0 .20% 3 .32% 1 .13% 1,110,188 45%
2023 12 .10 0 .36 0 .29 0 .65 – – – 12 .75 0 .20% 0 .20% 2 .91% 5 .36% 1,189,459 49%
2022 13 .95 0 .27 ( 2 .12 ) ( 1 .85 ) – – – 12 .10 0 .20% 0 .20% 2 .15% ( 13 .28% ) 1,026,476 64%
2021 14 .21 0 .22 ( 0 .48 ) ( 0 .26 ) – – – 13 .95 0 .19% 0 .19% 1 .58% ( 1 .84% ) 1,159,626 95%
2020 13 .26 0 .28 0 .67 0 .95 – – – 14 .21 0 .19% 0 .19% 2 .02% 7 .15% 995,115 86%
PD High Yield Bond Market
–
&
Class P
2025 (7) $ 20 .81 $ 0 .74 $ 0 .10 $ 0 .84 $ – $ – $ – $ 21 .65 0 .27% 0 .27% 7 .10% 3 .97% $ 245,746 119%
2024 19 .23 1 .37 0 .21 1 .58 – – – 20 .81 0 .28% 0 .28% 6 .85% 8 .25% 267,052 28%
2023 16 .94 1 .17 1 .12 2 .29 – – – 19 .23 0 .27% 0 .27% 6 .56% 13 .48% 181,980 33%
2022 19 .04 1 .03 ( 3 .13 ) ( 2 .10 ) – – – 16 .94 0 .23% 0 .23% 5 .88% ( 11 .00% ) 362,279 21%
2021 18 .12 0 .97 ( 0 .05 ) 0 .92 – – – 19 .04 0 .22% 0 .22% 5 .22% 5 .07% 544,501 25%
2020 16 .98 0 .96 0 .18 1 .14 – – – 18 .12 0 .23% 0 .23% 5 .76% 6 .71% 454,951 32%
PD Large-Cap Growth Index
–
&
Class P
2025 (7) $ 110 .36 $ 0 .26 $ 6 .41 $ 6 .67 $ – $ – $ – $ 117 .03 0 .17% 0 .17% 0 .48% 6 .05% $ 1,103,482 20%
2024 82 .90 0 .51 26 .95 27 .46 – – – 110 .36 0 .17% 0 .17% 0 .53% 33 .13% 1,193,546 28%
2023 58 .16 0 .56 24 .18 24 .74 – – – 82 .90 0 .17% 0 .17% 0 .79% 42 .53% 1,012,656 27%
2022 82 .21 0 .53 ( 24 .58 ) ( 24 .05 ) – – – 58 .16 0 .16% 0 .16% 0 .82% ( 29 .25% ) 839,002 25%
2021 64 .56 0 .41 17 .24 17 .65 – – – 82 .21 0 .17% 0 .17% 0 .57% 27 .34% 751,236 21%
2020 46 .71 0 .44 17 .41 17 .85 – – – 64 .56 0 .17% 0 .17% 0 .84% 38 .22% 832,075 28%
PD Large-Cap Value Index
–
&
Class P
2025 (7) $ 50 .86 $ 0 .50 $ 2 .49 $ 2 .99 $ – $ – $ – $ 53 .85 0 .18% 0 .18% 1 .96% 5 .87% $ 1,006,310 15%
2024 44 .53 0 .98 5 .35 6 .33 – – – 50 .86 0 .17% 0 .17% 2 .01% 14 .20% 1,058,167 29%
2023 40 .01 0 .92 3 .60 4 .52 – – – 44 .53 0 .17% 0 .17% 2 .24% 11 .31% 1,003,577 27%
2022 43 .38 0 .84 ( 4 .21 ) ( 3 .37 ) – – – 40 .01 0 .16% 0 .16% 2 .09% ( 7 .77% ) 877,967 20%
2021 34 .69 0 .75 7 .94 8 .69 – – – 43 .38 0 .17% 0 .17% 1 .87% 25 .03% 805,209 24%
2020 33 .65 0 .74 0 .30 1 .04 – – – 34 .69 0 .17% 0 .17% 2 .48% 3 .10% 788,962 47%
PD Mid-Cap Index
–
&
Class P
2025 (7) $ 15 .29 $ 0 .11 $ 0 .61 $ 0 .72 $ – $ – $ – $ 16 .01 0 .20% 0 .20% 1 .51% 4 .69% $ 276,716 16%
2024 13 .28 0 .20 1 .81 2 .01 – – – 15 .29 0 .19% 0 .19% 1 .42% 15 .12% 293,117 21%
2023 11 .36 0 .19 1 .73 1 .92 – – – 13 .28 0 .19% 0 .19% 1 .59% 16 .95% 349,673 21%
2022 13 .76 0 .18 ( 2 .58 ) ( 2 .40 ) – – – 11 .36 0 .18% 0 .18% 1 .51% ( 17 .45% ) 409,399 24%
2021 11 .24 0 .15 2 .37 2 .52 – – – 13 .76 0 .17% 0 .17% 1 .18% 22 .37% 619,835 19%
10/23/2020 - 12/31/2020 10 .00 0 .04 1 .20 1 .24 – – – 11 .24 0 .21% 0 .21% 2 .05% 12 .44% 401,976 2%
PD Small-Cap Growth Index
–
&
Class P
2025 (7) $ 47 .17 $ 0 .09 ( $ 0 .38 ) ( $ 0 .29 ) $ – $ – $ – $ 46 .88 0 .28% 0 .28% 0 .42% ( 0 .63% ) $ 45,683 25%
2024 41 .09 0 .19 5 .89 6 .08 – – – 47 .17 0 .24% 0 .24% 0 .43% 14 .80% 91,621 57%
2023 34 .75 0 .21 6 .13 6 .34 – – – 41 .09 0 .25% 0 .25% 0 .55% 18 .25% 72,109 62%
2022 47 .25 0 .17 ( 12 .67 ) ( 12 .50 ) – – – 34 .75 0 .24% 0 .24% 0 .44% ( 26 .46% ) 68,018 60%
2021 45 .98 0 .18 1 .09 1 .27 – – – 47 .25 0 .22% 0 .22% 0 .38% 2 .76% 150,530 65%
2020 34 .13 0 .13 11 .72 11 .85 – – – 45 .98 0 .25% 0 .25% 0 .39% 34 .71% 54,165 60%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:
Selected Per Share Data Ratios to Average Net Assets Supplemental Data
.
Investment Operations
Distributions (3)
For the Year or Period
Ended
 (2)
Net Asset
Value,
Beginning
of Year or
Period
Net
Investment
Income
(Loss)
Net
Realized
and
Unrealized
Gain
(Loss) Total
Net
Investment
Income
Capital
Gains Total
Net Asset
Value,
End of
Year or
Period
Expenses
Before
Reductions (4)
Expenses
After
Reductions (4),(5)
Net
Investment
Income
(Loss) (4),(5)
Total
Returns (6)
Net Assets,
End of Year or
Period
(in thousands)
Portfolio
Turnover
Rates
PD Small-Cap Value Index
$
–
&
Class P
2025 (7) $ 38 .16 $ 0 .38 ( $ 1 .60 ) ( $ 1 .22 ) $ – $ – $ – $ 36 .94 0 .21% 0 .21% 2 .14% ( 3 .19% ) $ 180,412 44%
2024 35 .45 0 .84 1 .87 2 .71 – – – 38 .16 0 .23% 0 .23% 2 .27% 7 .64% 153,136 39%
2023 31 .05 0 .73 3 .67 4 .40 – – – 35 .45 0 .23% 0 .23% 2 .29% 14 .19% 88,559 35%
2022 36 .44 0 .64 ( 6 .03 ) ( 5 .39 ) – – – 31 .05 0 .21% 0 .21% 1 .94% ( 14 .81% ) 137,032 42%
2021 28 .49 0 .61 7 .34 7 .95 – – – 36 .44 0 .21% 0 .21% 1 .71% 27 .90% 222,503 56%
2020 27 .16 0 .43 0 .90 1 .33 – – – 28 .49 0 .26% 0 .26% 1 .94% 4 .92% 47,350 76%
PD Emerging Markets Index
–
&
Class P
2025 (7) $ 18 .81 $ 0 .11 $ 2 .58 $ 2 .69 $ – $ – $ – $ 21 .50 1 .82% 1 .41% (8) 1 .17% 14 .29% $ 31,059 5%
2024 17 .67 0 .34 0 .80 1 .14 – – – 18 .81 1 .08% 0 .77% 1 .82% 6 .47% 80,525 40%
2023 16 .24 0 .44 0 .99 1 .43 – – – 17 .67 0 .76% 0 .48% 2 .59% 8 .80% 98,722 37%
2022 20 .86 0 .44 ( 5 .06 ) ( 4 .62 ) – – – 16 .24 0 .79% 0 .53% 2 .41% ( 22 .16% ) 103,510 32%
2021 21 .15 0 .41 ( 0 .70 ) ( 0 .29 ) – – – 20 .86 0 .59% 0 .43% 1 .88% ( 1 .38% ) 308,381 45%
2020 18 .60 0 .32 2 .23 2 .55 – – – 21 .15 0 .53% 0 .53% 1 .84% 13 .76% 245,119 25%
PD International Large-Cap Index
–
&
Class P
2025 (7) $ 26 .73 $ 0 .53 $ 4 .64 $ 5 .17 $ – $ – $ – $ 31 .90 0 .28% 0 .22% 3 .64% 19 .33% $ 776,974 11%
2024 25 .60 0 .71 0 .42 1 .13 – – – 26 .73 0 .30% 0 .24% 2 .60% 4 .42% 722,238 13%
2023 21 .65 0 .65 3 .30 3 .95 – – – 25 .60 0 .29% 0 .23% 2 .74% 18 .24% 695,217 33%
2022 24 .81 0 .66 ( 3 .82 ) ( 3 .16 ) – – – 21 .65 0 .28% 0 .22% 3 .02% ( 12 .73% ) 639,838 6%
2021 21 .72 0 .64 2 .45 3 .09 – – – 24 .81 0 .28% 0 .24% 2 .67% 14 .19% 695,603 57%
2020 20 .06 0 .41 1 .25 1 .66 – – – 21 .72 0 .26% 0 .26% 2 .24% 8 .25% 613,055 11%

See Notes to Financial Statements
PACIFIC SELECT FUND
FINANCIAL HIGHLIGHTS (1) (Continued)
Selected per share, ratios and supplemental data for each year or period ended June 30, were as follows:
(1) Per share amounts have been calculated using the average shares method.
(2) For Funds or classes that commenced operations after January 1, 2020, the first date reported represents the commencement date of operations for the Fund.
(3) No dividend and capital gain distributions have been made by the Funds under the current dividend and distribution policy.
(4) The ratios for periods of less than one full year are annualized.
(5) The ratios of expenses after expense reductions to average daily net assets are after custodian credits, advisory fee waivers and adviser expense reimbursements, if any. The expense ratios for the ESG Diversified, ESG Diversified Growth, Pacific Dynamix, Portfolio Optimization, and PSF Avantis Balanced Allocation Portfolios do not include expenses of their respective underlying funds in which they invest.
(6) Total returns for periods of less than one full year are not annualized.
(7) Unaudited for the period ended June 30, 2025.
(8) The ratios of expenses, excluding interest expense, after expense reductions to average net assets for the period ended June 30, 2025 are as follows:
(9) Reflects an amount rounding to less than $0.01 per share or 0.01%.
(10) Class D shares of the PSF Avantis Balanced Allocation Portfolio have been redesignated as Class I on May 1, 2025.
Portfolio Class I Class P
Inflation Managed
0.67% 0.47%
Total Return
0.64% 0.44%
PD Emerging Markets Index
n/a 1.34%

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

1. ORGANIZATION
Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, investment management company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (and was reorganized as a
Delaware statutory trust on June 30, 2016). Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of June 30, 2025, the Trust was comprised of the following sixty-one separate funds (each individually a “Fund”, and collectively the
“Funds”):
(1) These Funds are collectively known as the “Underlying Funds”
(2) These Funds are collectively known as the “ESG Portfolios”
(3) These Funds are collectively known as the “Pacific Dynamix Portfolios”
(4) These Funds are collectively known as the “Portfolio Optimization Portfolios”
(5) These Funds are collectively known as the “Pacific Dynamix Underlying Funds”
Effective May 1, 2025. The Trust offers two separate share classes: Class I and Class P. Each Fund, except for the Pacific Dynamix Underlying
Funds, offers both Class I and Class P shares. The Pacific Dynamix Underlying Funds offer Class P shares only. Prior to May 1, 2025, the PSF
Avantis Balanced Allocation Portfolio offered Class D and Class P shares. Class D shares of the PSF Avantis Balanced Allocation Portfolio have been redesignated as Class I on May 1, 2025.
The Portfolio Optimization Portfolios, Pacific Dynamix Portfolios, ESG Portfolios, and the PSF Avantis Balanced Allocation Portfolio are known as the “Funds of Funds”.
The Portfolio Optimization Portfolios invest their assets in Class P shares of certain Underlying Funds of the Trust.
The Pacific Dynamix Portfolios invest their assets in Class P shares of the Pacific Dynamix Underlying Funds.
Bond Plus Portfolio (1) Mid-Cap Value Portfolio (1) Pacific Dynamix — Conservative Growth
Portfolio (3)
Core Income Portfolio (1) QQQ
®
Plus Bond Alpha Portfolio (1) Pacific Dynamix — Moderate Growth
Portfolio (3)
Diversified Bond Portfolio (1) Small-Cap Equity Portfolio (1) Pacific Dynamix — Growth Portfolio (3)
Floating Rate Income Portfolio (1) Small-Cap Growth Portfolio (1) Pacific Dynamix — Aggressive Growth
Portfolio (3)
High Yield Bond Portfolio (1) Small-Cap Index Portfolio (1) Portfolio Optimization Conservative
Portfolio (4)
Inflation Managed Portfolio (1) Small-Cap Plus Bond Alpha Portfolio (1) Portfolio Optimization Moderate-Conservative
Portfolio (4)
Intermediate Bond Portfolio (1) Small-Cap Value Portfolio (1) Portfolio Optimization Moderate Portfolio (4)
Total Return Portfolio (formerly named
Managed Bond Portfolio) (1)
Value Portfolio (1) Portfolio Optimization Growth Portfolio (4)
Short Duration Bond Portfolio (1) Value Advantage Portfolio (1) Portfolio Optimization Aggressive-Growth
Portfolio (4)
Emerging Markets Debt Portfolio (1) Emerging Markets Portfolio (1) PD 1-3 Year Corporate Bond Portfolio (5)
Dividend Growth Portfolio (1) International Equity Plus Bond Alpha
Portfolio (1)
PD Aggregate Bond Index Portfolio (5)
Equity Index Portfolio (1) International Growth Portfolio (1) PD High Yield Bond Market Portfolio (5)
Focused Growth Portfolio (1) International Large-Cap Portfolio (1) PD Large-Cap Growth Index Portfolio (5)
Growth Portfolio (1) International Small-Cap Portfolio (1) PD Large-Cap Value Index Portfolio (5)
Hedged Equity Portfolio International Value Portfolio (1) PD Mid-Cap Index Portfolio (5)
Large-Cap Core Portfolio (1) Health Sciences Portfolio PD Small-Cap Growth Index Portfolio (5)
Large-Cap Growth Portfolio (1) Real Estate Portfolio (1) PD Small-Cap Value Index Portfolio (5)
Large-Cap Plus Bond Alpha Portfolio (1) Technology Portfolio PD Emerging Markets Index Portfolio (5)
Large-Cap Value Portfolio (1) ESG Diversified Portfolio (2) PD International Large-Cap Index Portfolio (5)
Mid-Cap Growth Portfolio (1) ESG Diversified Growth Portfolio (2)
Mid-Cap Plus Bond Alpha Portfolio (1) PSF Avantis Balanced Allocation Portfolio

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
The ESG Portfolios invest their assets in a variety of eligible third-party mutual funds (the “ESG Underlying Funds”) which, in turn, invest in U.S.
and foreign equity and debt instruments. The ESG Underlying Funds are offered by BlackRock Advisors, LLC, Calvert Research and Management,
Dimensional Fund Advisors LP, and Fidelity Management & Research Company LLC (the “ESG Underlying Fund Managers”), and are not funds of the Trust. The ESG Underlying Fund Managers are not affiliated with the Trust, the ESG Portfolios, the Distributor or the Investment Adviser.
The PSF Avantis Balanced Allocation Portfolio invests its assets in a variety of eligible third-party mutual funds, exchange-traded funds and/or variable insurance trusts (the “Balanced Allocation Underlying Funds”) which, in turn, invest in U.S. and foreign equity and debt instruments. The
Balanced Allocation Underlying Funds are currently advised by American Century Investment Management, Inc., including through its division
Avantis Investors, and The Vanguard Group, Inc., and are not funds of the Trust. American Century Investment Management, Inc., Avantis Investors,
and The Vanguard Group, Inc. are not affiliated with the Trust, the PSF Avantis Balanced Allocation Portfolio, the Distributor or the Investment
Adviser.
Class I and Class P shares of the Funds of the Trust in this report are offered to certain separate accounts of Pacific Life Insurance Company
(“Pacific Life”) and Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life. Pacific Life and PL&A determine which Funds
(and share classes) of the Trust to make available. Not all share classes are available for each Fund.
QQQ is a registered trademark of Nasdaq, Inc.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.
A. INVESTMENT TRANSACTIONS AND INCOME
Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. These tax refund payments are reflected as Foreign taxes reclaimed in the Statements of Operations. A Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statements of Operations as Professional fees, if any. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.
B. DISTRIBUTIONS TO SHAREHOLDERS
Each Fund of the Trust is treated as a partnership for Federal income tax purposes. As partnerships, none of these Funds are required to distribute taxable income and capital gains. No dividend and capital gain distributions have been paid by any Fund during the period ended June 30,
2025.
C. FOREIGN CURRENCY TRANSLATION
The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day.
Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.
None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign
1. ORGANIZATION (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.
D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES
Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund
(such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.
E. OFFERING COSTS
A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the
Fund, including legal, printing, and support services. All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.
F. SEGMENT REPORTING
The Senior Vice President of the Trust and PLFA acts as the Trust’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment based on the fact that each Fund has a single investment goal as disclosed in its prospectus, against which the CODM assesses the performance. The CODM takes into account net assets, and types of investment securities held, consistent with that presented within the accompanying financial statements to assist in making resource allocation decisions. Segment net assets are reported on the Statements of Assets and Liabilities and significant segment expenses are reported on the Statements of Operations.
G. NEW ACCOUNTING PRONOUNCEMENTS
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax
Disclosures, which enhances income tax disclosure requirements, including, but not limited to, those with respect to the Fund's income tax rate reconciliation and income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. VALUATION AND FAIR VALUE MEASUREMENTS
A. VALUATION POLICY
The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, and pursuant to regulatory authority, the Board has designated PLFA as its “valuation designee” for fair valuation determinations. PLFA’s Valuation Oversight Committee (“VOC”) values the Funds’ investments in accordance with the Valuation Policy. The methodologies used to value the Funds’ investments are described in greater detail in the Investment Valuation subsection below.
B. DETERMINATION OF NET ASSET VALUE (“NAV”)
Each Fund of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called its
NAV, which is determined by taking the total value of its investments and other assets, subtracting any liabilities, and dividing by the total number of shares outstanding.
The NAVs are calculated once per day on each day that the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. Each NAV is generally determined as of 4:00 p.m. Eastern Time on days that the NYSE is open. Information that becomes known to the Trust or its agents after the determination of an NAV on a particular day will not normally be used to retroactively adjust the price of a Fund’s investment or the NAV determined earlier that day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange. The NAVs will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a NYSE scheduled holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders. Based on information obtained from the NYSE, it is anticipated that the NYSE will be closed when the following annual holidays are observed: New Year’s Day; Martin Luther King, Jr.
Day; Washington’s Birthday; Good Friday; Memorial Day; Juneteenth; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. The
NYSE is normally closed on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. In addition, the NYSE typically closes early (usually 1:00 p.m. Eastern Time) on the day after Thanksgiving and the day before Christmas Day. Although the Trust expects the same holidays to be observed in the future, the NYSE may modify its holiday schedule or hours of operation at any time.
2. SIGNIFICANT ACCOUNTING POLICIES (Continued)
C. FOREIGN CURRENCY TRANSLATION (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.
In the event the NYSE closes prior to 4:00 p.m. Eastern Time, whether due to a scheduled or unscheduled early close, certain other markets or exchanges may remain open. Generally, the valuation of the securities in those markets or exchanges will follow the valuation procedures described below, which may be after the official closing time of the NYSE.
C. INVESTMENT VALUATION
The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the VOC.
Domestic Equity Investments
For domestic equity investments (including exchange-traded funds), the Trust generally uses the official closing price or last reported sale price from an exchange and does not normally take into account trading, clearances or settlements that take place after the close of the NYSE.
Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.
Foreign Equity Investments
For foreign equity investments, the Trust generally uses the official closing price or the last reported sale price from the principal foreign exchanges. The Trust may adjust for market events occurring between the close of certain foreign exchanges and the close of the NYSE. The Trust has retained an independent statistical analysis service approved by the VOC to assist in determining the value of certain foreign equity investments.
This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.
Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements
Exchange traded futures contracts, options and swap agreements are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts, options and swap agreements for which no settlement price is reported are valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.
Over-the-Counter (“OTC”) Investments
OTC investments (including forward commitments, swap agreements and option contracts) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are valued using industry pricing models, broker quotes or other methodologies pursuant to the Trust’s Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates are gathered from approved pricing services.
Domestic and Foreign Debt Investments
Debt investments, including short-term debt, are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy. Generally, the prices are obtained from approved pricing sources or services as of 4:00 p.m. Eastern Time.
Investments in Mutual Funds and Variable Insurance Trusts
Fund investments in affiliated or unaffiliated mutual funds (and/or variable insurance trusts) are valued at their respective published NAVs.
Investment Values Determined by the Valuation Oversight Committee
The Trust’s Valuation Policy also includes methodologies approved for valuing investments in circumstances where pricing data from approved sources is not readily available or deemed to be unreliable. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with VOC approved formulas and methodologies (“PLFA Pre-Approved Fair Valuation Methodologies”). Under the
Valuation Policy, these PLFA Pre-Approved Fair Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark, proxy, and matrix pricing. In the event pricing data from approved sources or PLFA Pre-Approved Fair Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the VOC or its delegate pursuant to the Valuation Policy. Valuations determined by the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value, a Fund might reasonably expect to
3. VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
B. DETERMINATION OF NET ASSET VALUE (“NAV”) (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.
D. FAIR VALUE MEASUREMENTS AND DISCLOSURES
The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life, and the Trust’s Chief Compliance Officer
(“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 - Quoted prices (unadjusted) in active markets for identical investments
Level 2 - Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 - Significant unobservable inputs that are not corroborated by observable market data
The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various
Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.
The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the VOC or its delegate (as described in Note 3C) and based on significant observable inputs are reflected as Level 2.
Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. A summary of each Fund’s investments as of June 30, 2025, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each
Fund’s Schedule of Investments.
The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:
Equity Securities (Common and Preferred Stock) and Mutual Funds
Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.
U.S. Treasury Obligations
U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers.
Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Mortgage-Backed and Asset-Backed Securities
Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.
Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility.
The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type,
3. VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
C. INVESTMENT VALUATION (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Municipal Bonds
Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2;
otherwise the fair values would be categorized as Level 3.
Foreign Government Bonds and Notes
Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Corporate Bonds and Notes and U.S. Government Agency Issues
Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as
Level 2; otherwise the fair values would be categorized as Level 3.
Futures Contracts
Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Option Contracts
Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker- dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Forward Foreign Currency Contracts
Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Swap Agreements
Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2;
otherwise the fair values would be categorized as Level 3.
3. VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
D. FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Senior Loan Notes
Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable.
To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the
Trust’s valuation policies and procedures. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset under investments at value, and any change in net unrealized appreciation or depreciation for the reporting period is recorded within the change in net unrealized appreciation or depreciation on investment securities. Unfunded loan commitments are included in the Schedules of
Investments.
The total unfunded loan commitments that could be extended at the option of the borrowers for the period ended June 30, 2025 are summarized in the following table:
4. INVESTMENTS AND RISKS
Cash
U.S. dollar denominated cash represents cash deposits held at major financial institutions and is subject to credit risk to the extent each Fund's balance exceeds the federally insured limits. The Funds did not experience any losses during the period.
General Investment Risk
An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.
A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.
Market and Regulatory Risk
Events in the financial markets and economy may cause volatility and uncertainty and adversely affect Fund performance. Such adverse effects on performance could include a decline in the value and liquidity of securities held by a Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify investment risks and opportunities, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments.
Portfolio
Unfunded
Loan
Commitments Value
Net
Unrealized
Appreciation
(Depreciation)
Core Income $ 86,104 $ 86,185 $ 81
Floating Rate Income 536,877 539,103 2,226
3. VALUATION AND FAIR VALUE MEASUREMENTS (Continued)
D. FAIR VALUE MEASUREMENTS AND DISCLOSURES (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.
Natural Disasters Risk
Natural disasters occur throughout the world and include events such as blizzards and ice storms, earthquakes, floods, hurricanes, pandemics, tidal waves, tornadoes, tsunamis, typhoons, volcanic eruptions, and wildfires. Although specific types of natural disasters may occur more frequently in certain geographic locations, such events are by their nature unpredictable and may cause sudden, severe and widespread damage that negatively impacts issuers, regions and economies in which a Fund invests. Should a Fund hold significant investments in, or have significant exposure to, an issuer, region or economy affected by a natural disaster, the Fund may lose money. Due to the interconnectedness of the global economy, natural disasters in one location may negatively impact issuers in other locations.
Fund of Funds Investments
The Portfolio Optimization Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of their assets among those Underlying Funds. Allocations by the Portfolio Optimization Portfolios among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Underlying Funds may cause them to underperform other mutual funds with a similar investment objective.
Although the Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Underlying Fund.
The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Funds in direct proportion to the allocation of their assets among those Pacific Dynamix Underlying Funds. Allocations among the Pacific Dynamix Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Pacific Dynamix Underlying Fund.
The ESG Portfolios are exposed to the same risks as the ESG Underlying Funds in direct proportion to the allocation of their assets among the
ESG Underlying Funds. Allocations among the ESG Underlying Funds are determined using an asset allocation process and may be adjusted based on PLFA’s views of market conditions, its outlook for various asset classes or other factors. The allocations of the ESG Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or ESG Underlying
Funds may cause them to underperform other mutual funds with similar investment objectives. The ESG Portfolios may invest in any or all of the
ESG Underlying Funds, but will not necessarily be invested in every ESG Underlying Fund at any particular time.
The PSF Avantis Balanced Allocation Portfolio is exposed to the same risks as the Balanced Allocation Underlying Funds in direct proportion to the allocation of its assets among the Balanced Allocation Underlying Funds. Allocations among the Balanced Allocation Underlying Funds are determined using an asset allocation process and may be adjusted based on PLFA’s views of market conditions, its outlook for various asset classes or other factors. The allocations of the PSF Avantis Balanced Allocation Portfolio may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Balanced Allocation Underlying Funds may cause it to underperform other mutual funds with a similar investment objective. The PSF Avantis Balanced Allocation Portfolio may invest in any or all of the Balanced Allocation
Underlying Funds, but will not necessarily be invested in every Balanced Allocation Underlying Fund at any particular time.
Funds of Funds shareholders also bear indirectly their proportionate share of the expenses of the underlying funds in which the Funds of Funds invest.
Equity Investments
Stock markets are volatile. Equity investments tend to go up and down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.
Debt Investments
Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk and liquidity risk, which may affect their value. Many debt securities give the issuer the right to redeem (“call”) the security prior to maturity. If an issuer calls a security in which a Fund has invested, the Fund may not recoup the full amount of its initial investment in the security and may be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the called security. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High
4. INVESTMENTS AND RISKS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy, or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.
Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.
Foreign and Emerging Markets Investments
Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country, or region.
Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets. Risk may be more enhanced for investments in or exposure to investments in frontier market countries.
The governments of emerging market countries, some with histories of instability and upheaval, may act in an adverse or hostile manner toward private enterprise or foreign investment. Specific actions and effects have included limiting the ability of issuers to have reliable access to capital and the ability to conduct due diligence on issuers located in emerging market countries; a lack of access by the Public Company Accounting Oversight
Board (“PCAOB”) to inspect audit work papers for PCAOB-registered accounting firms located in certain emerging market countries; restricting the ability of U.S. authorities (such as the SEC) to bring and enforce actions against companies and persons located in emerging market countries; and
the difficulty or inability of shareholders to seek legal remedies (such as class action lawsuits) against issuers in emerging market countries.
On February 24, 2022, the Russian Federation commenced a military attack on the country of Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and global financial markets. In addition, the United States and other countries have imposed, and may impose additional, economic sanctions against certain countries, entities and/or individuals. Economic sanctions and other similar actions could, among other things, prohibit or otherwise limit a Fund’s ability to purchase or sell certain foreign securities and significantly delay or prevent the settlement of securities transactions, and there could be significant riss and uncertainties related to investment in Eastern Europe and Russia. Such actions could decrease the value and liquidity of securities held by a Fund and may require a Fund to sell or otherwise dispose of all or a portion of the impacted securities at inopportune times or prices. Sanctions could also result in retaliations or countermeasures, which may adversely impact a Fund’s investments or operations. Although it is not possible to predict the extent and duration of this military action, and the impact that any sanctions or retaliatory actions may have on a Fund, such events could significantly harm a Fund’s performance.
The armed conflict between Israel and Hamas-led Palestinian militant groups that began in October 2023 has led to a significant military escalation which could have a severe adverse effect in that region. This conflict may also impact both global financial markets as well as a Fund’s investments and operations in countries located in the Middle East. Although it is not possible to predict the extent and duration of this military action, and the impact that it may have on a Fund, such events could negatively impact the value of a Fund’s investment.
The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue, and location
of
management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk, frontier markets risk and geographic focus risk, among other risks.
Senior Loan Participations and Assignments
Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships, and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, SOFR or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As
4. INVESTMENTS AND RISKS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities
Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.
A significant portion of the floating rate loans held by a Fund may be “covenant lite” loans that contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics and offer less protections for investors than covenant loans. As compared to a loan instrument that contains numerous covenants that allow lenders the option to force the borrowers to negotiate terms if risks became elevated, the majority of new floating rate loans that are issued are “covenant lite” loans which tend to have fewer or no financial maintenance covenants and restrictions. A covenant lite loan typically contains fewer clauses which allow an investor to proactively enforce financial covenants or prevent undesired actions by the borrower/issuer, including the ability to make an acquisition, pay dividends or issue additional debt if they have met certain loan terms. Covenant lite loans also generally provide fewer investor protections if certain criteria are breached, such as permitting an investor to declare a default (and therefore receive collateral), or to force restructurings and other capital changes on struggling borrowers/issuers. A Fund may experience losses or delays in enforcing its rights on its holdings of covenant lite loans. When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender.
Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.
When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters
Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2025, no participation interest in Senior Loans was held by any of the Funds.
Inflation-Indexed Bonds
Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage-related and other asset-backed securities. These securities could include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust, or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S.
Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers.
Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.
SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.
4. INVESTMENTS AND RISKS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
U.S. Government Securities
Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies, or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the
U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie
Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan
Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates
(“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.
When-Issued Securities
Certain Funds may purchase and sell securities on a when-issued basis, including To Be Announced (“TBA”) securities. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.
Delayed-Delivery Transactions Risk
Certain Funds may purchase or sell securities on a delayed-delivery basis, including TBA securities. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated.
When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its
NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.
Repurchase Agreements
Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy.
Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold.
The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement.
In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited, or wholly denied.
Borrowings and Other Financing Transactions
The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940
Act, which may be viewed as borrowing or financing transactions by a Fund. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 5.
4. INVESTMENTS AND RISKS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense.
In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security.
Sale-Buyback Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed- upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.
Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own.
A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the
Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.
When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing.
The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.
The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.
Collateral Risk
If a Fund engages in certain transactions, such as derivative investments, it may require collateral in the form of cash or investments to be held in collateral accounts at the Trust’s custodian, with an exchange or clearing member firm. In each instance that collateral is required, it is done so in accordance with the terms of each respective collateral agreement. In the event of the counterparty default on a transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are held as collateral or that the value of the collateral declines.
Securities Lending Risk
Certain Funds may engage in securities lending, which involves the risk that the Fund may suffer a loss if the borrower fails to return the loaned securities in a timely manner or at all. A Fund could also lose money due to the decline in the value of the collateral provided or a decline in the value of any investments made with cash collateral.
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS
A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES
Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage.
Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease
4. INVESTMENTS AND RISKS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.
Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.
Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S.
investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.
Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political, and regulatory developments.
Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.
Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.
B. DERIVATIVE INVESTMENTS
In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Legal risks related to documentation/agreements, capacity or authority of a counterparty, or issues regarding the legality or enforceability of a contract, may limit a Fund’s ability to invest or remain invested in derivatives. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.
Futures Contracts – A futures contract is an agreement to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date and are traded on an exchange. Futures contracts are subject to the possibility of illiquid markets, and the possibility
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange.
During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
During the reporting period, the following Funds entered into futures contracts for the following reasons: The Diversified Bond, Inflation Managed, and Total Return Portfolios entered into futures contracts to manage interest rate exposure, to provide liquidity, and as a substitute for cash bond exposure. The Short Duration Bond and Emerging Markets Debt Portfolios used futures contracts to manage duration and interest rate risk. The
Emerging Markets Debt Portfolio also utilized U.S. Treasury futures to hedge duration. The Equity Index, Small-Cap Equity, Small-Cap Index, PD
Large-Cap Growth Index, PD Large-Cap Value Index, PD Mid-Cap Index, PD Small-Cap Growth Index and PD Small-Cap Value Index Portfolios
utilized futures contracts to provide market exposure for cash balances and dividend accruals, as well as to adjust market exposure to extended cash flow needs. The Emerging Markets and International Value Portfolios utilized futures to gain market exposure with the cash generated during PLFA’s reallocation of assets for the funds-of-funds. The Emerging Markets, PD Emerging Markets Index, and PD International Large-Cap Index Portfolios
utilized futures to equitize cash flows. The Value Portfolio used Forward Contracts for hedging purpose to help protect the Fund's returns against adverse currency movement and to isolate stock selection as the primary driver of performance. The Hedged Equity Portfolio and the Large-Cap
Core Portfolio held futures to gain targeted equity exposure from cash positions. The Bond Plus, Large-Cap Plus Bond Alpha, Mid-Cap Plus Bond
Alpha, QQQ Plus Bond Alpha, Small-Cap Plus Bond Alpha and International Equity Plus Bond Alpha Portfolios used futures contracts to manage duration and interest rate risk and futures contracts on indices as a part of their investment strategies.
Option Contracts – An option contract is an agreement that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying reference asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying reference asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated
strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated
strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure.
A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.
Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.
The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.
During the reporting period, the following Funds entered into option contracts for the following reasons: The Inflation Managed and Total Return
Portfolios sold/wrote options on futures, currencies, bond indices, and swaps (swaptions), as a means of capitalizing on anticipated changes in market volatility or to generate income. The Hedged Equity Portfolio purchased and sold options on indices for hedging purposes and to manage risk. The Short Duration Bond Portfolio used options to manage duration and interest rate risk.
Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is an agreement to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A
Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
During the reporting period, the following Funds entered into forward foreign currency contracts for the following reasons: The Inflation Managed and Total Return Portfolios purchased and sold foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge against currency exposure associated with some or all of these investments, and as a part of the investment strategy for these Funds. The
Emerging Markets Debt Portfolio used forward contracts to gain market exposure, for hedging purposes to help protect the Fund’s returns against adverse currency movements, and as a part of the Fund’s investment strategy. The Mid-Cap Plus Bond Alpha Portfolio used forward contracts to hedge against currency fluctuations.
Swap Agreements – Swaps are bilaterally negotiated agreements between the Funds and their counterparties to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed on a swap execution facility and cleared through a third party, known as a derivatives clearing organization or central counterparty (“centrally cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.
Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.
A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
During the reporting period, the following Funds entered into interest rate swap agreements for the following reasons: The Inflation Managed and
Total Return Portfolios entered into interest rate swaps to manage nominal or real interest rate risk in various global markets and as a substitute for cash bond exposure. The Emerging Markets Debt Portfolio entered into interest rate swaps to gain or manage market exposure, for hedging purposes, to manage duration, and as a part of the Fund’s investment strategy.
Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection)
to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to the Fund because, in addition to the total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).
Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-downs or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.
These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to
Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.
A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2025 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of
Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a
Fund for the same referenced entity or entities.
During the reporting period, the following Funds entered into credit default swap agreements for the following reasons: The Total Return Portfolio bought and sold credit protection through credit default swaps to obtain and manage exposure to the credit risk of individual securities or to the broader markets sectors through the use of credit default swaps on credit indices. The Emerging Markets Debt Portfolio entered into credit default swaps to obtain exposure on sovereign credit spreads, credit indices, and for hedging purposes. The Short Duration Portfolio entered into credit default swaps for hedging purposes.
Total Return Swaps – A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.
A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.
During the reporting period, the following Funds entered into total return swap agreements for the following reasons: The Inflation Managed
Portfolio used total return swaps to hedge duration. The Emerging Markets Debt Portfolio used Total Return Swaps to gain exposure to local markets, especially Egypt, Nigeria, and Zambia. The Bond Plus, Large-Cap Plus Bond Alpha, Mid-Cap Plus Bond Alpha, QQQ Plus Bond Alpha,
Small-Cap Plus Bond Alpha and International Equity Plus Bond Alpha Portfolios used total return swaps on indices as a part of their investment strategies.
The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities. An exchange traded investment’s value reflects the cumulative value. Only the current day’s variation margin is reported on the
Statements of Assets and Liabilities.
Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type Asset Derivative Investments Liabilities Derivative Investments
Credit contracts
Equity contracts
Interest rate contracts
Outstanding purchased options, at value
Receivable: Variation margin on futures contracts
Receivable: Variation margin on swap agreements
Swap premiums paid
Swap agreements appreciation
Outstanding options written, at value
Payable: Variation margin on futures contracts
Payable: Variation margin on futures contracts
Swap premiums received
Swap agreements depreciation
Foreign currency contracts Outstanding purchased options, at value
Receivable: Variation margin on futures contracts
Receivable: Variation margin on swap agreements
Swap premiums paid
Swap agreements appreciation
Forward foreign currency contracts appreciation
Outstanding options written, at value
Payable: Variation margin on futures contracts
Payable: Variation margin on swap agreements
Swap premiums received
Swap agreements depreciation
Forward foreign currency contracts depreciation
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
The following is a summary of fair values of derivative investments disclosed in the Trust’s Statements of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2025:
Asset Derivative Investments, Value
Portfolio
Total Value at
June 30, 2025
Credit
Contracts
Equity
Contracts
Foreign
Currency
Contracts
Interest
Rate
Contracts
Bond Plus $ 7,095,927 $ – $ – $ – $ 7,095,927
Diversified Bond 3,576,370 – – – 3,576,370
Inflation Managed 8,110,630 – – 405,538 7,705,092
Total Return 17,928,281 1,189,663 – 4,766,478 11,972,140
Short Duration Bond 1,351,533 – – – 1,351,533
Emerging Markets Debt 2,906,991 32,811 – 1,072,318 1,801,862
Equity Index 1,423,956 – 1,423,956 – –
Hedged Equity 6,574,296 – 6,574,296 – –
Large-Cap Core 5,746 – 5,746 – –
Large-Cap Plus Bond Alpha 24,515,119 – 24,515,119 – –
Mid-Cap Plus Bond Alpha 19,325,292 – 19,325,292 – –
QQQ Plus Bond Alpha 13,357,159 – 13,357,159 – –
Small-Cap Equity 20,520 – 20,520 – –
Small-Cap Index 138,521 – 138,521 – –
Small-Cap Plus Bond Alpha 2,789,323 – 2,789,323 – –
Value 16,597 – – 16,597 –
Emerging Markets 141,463 – 141,463 – –
International Equity Plus Bond Alpha 1,923,648 – 1,923,648 – –
PD Large-Cap Growth Index 308,170 – 308,170 – –
PD Large-Cap Value Index 148,906 – 148,906 – –
PD Mid-Cap Index 35,652 – 35,652 – –
PD Small-Cap Growth Index 1,759 – 1,759 – –
PD Small-Cap Value Index 25,168 – 25,168 – –
PD Emerging Markets Index 2,142 – 2,142 – –
PD International Large-Cap Index 196,226 – 196,226 – –
Liability Derivative Investments, Value
Portfolio
Total Value at
June 30, 2025
Credit
Contracts
Equity
Contracts
Foreign
Currency
Contracts
Interest
Rate
Contracts
Bond Plus ( $ 1,110,770 ) $ – $ – $ – ( $ 1,110,770 )
Diversified Bond (2,184,409) – – – (2,184,409)
Inflation Managed (4,620,144) – – (1,155,169) (3,464,975)
Total Return (16,970,886) (362) – (8,879,943) (8,090,581)
Short Duration Bond (2,302,687) – – – (2,302,687)
Emerging Markets Debt (2,997,046) (488,211) – (985,817) (1,523,018)
Hedged Equity (6,158,250) – (6,158,250) – –
Large-Cap Plus Bond Alpha (2,711,479) – (1,519,192) – (1,192,287)
Mid-Cap Plus Bond Alpha (4,854,086) – (3,590,708) – (1,263,378)
QQQ Plus Bond Alpha (568,492) – – – (568,492)
Small-Cap Plus Bond Alpha (676,904) – (538,663) – (138,241)
Value (903,327) – – (903,327) –
International Equity Plus Bond Alpha (807,353) – (458,088) – (349,265)
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments, if any, disclosed in the Trust’s Statements of Operations:
The following is a summary of each Fund’s net realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the period ended June 30, 2025:
Derivative Investments Risk Type Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Credit contracts
Equity contracts
Interest rate contracts
Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on purchased option transactions
Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Foreign currency contracts Net realized gain (loss) on forward foreign currency contract transactions
Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on purchased option transactions
Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on forward foreign currency contracts
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on purchased options
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Realized Gain (Loss) on Derivative Investments
Recognized in the Statements of Operations
Portfolio Total
Credit
Contracts
Equity
Contracts
Foreign
Currency
Contracts
Interest
Rate
Contracts
Bond Plus $ 1,410,203 $ – $ – $ – $ 1,410,203
Diversified Bond (4,207,708) – – – (4,207,708)
Inflation Managed (3,566,547) – – (2,345,572) (1,220,975)
Total Return 2,011,850 1,273,665 – (5,327,725) 6,065,910
Short Duration Bond 1,453,223 (3,626) – – 1,456,849
Emerging Markets Debt (534,965) (514) – (721,246) 186,795
Equity Index (599,728) – (599,728) – –
Hedged Equity (23,363,643) – (23,363,643) – –
Large-Cap Core 868,284 – 868,284 – –
Large-Cap Plus Bond Alpha (17,504,508) – (17,847,608) – 343,100
Mid-Cap Plus Bond Alpha (34,130,902) – (33,664,107) – (466,795)
QQQ Plus Bond Alpha (5,917,551) – 859,543 – (6,777,094)
Small-Cap Equity (285,650) – (285,650) – –
Small-Cap Index (1,128,987) – (1,128,987) – –
Small-Cap Plus Bond Alpha (11,375,164) – (11,376,934) – 1,770
Value (2,579,141) – 8,299 (2,587,440) –
Emerging Markets 1,023,534 – 1,025,020 (1,486) –
International Equity Plus Bond Alpha 32,389,640 – 32,283,814 – 105,826
International Value (86,140) – (86,140) – –
PD Large-Cap Growth Index (328,242) – (328,242) – –
PD Large-Cap Value Index (232,605) – (232,605) – –
PD Mid-Cap Index (185,872) – (185,872) – –
PD Small-Cap Growth Index (51,775) – (51,775) – –
PD Small-Cap Value Index (140,964) – (140,964) – –
PD Emerging Markets Index 59,641 – 59,641 – –
PD International Large-Cap Index 819,818 – 819,818 – –
Change in Net Unrealized Appreciation (Depreciation) on Derivative Investments
Recognized in the Statements of Operations
Portfolio Total
Credit
Contracts
Equity
Contracts
Foreign
Currency
Contracts
Interest
Rate
Contracts
Bond Plus $ 8,434,423 $ – $ – $ – $ 8,434,423
Diversified Bond 4,513,917 – – – 4,513,917
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.
Change in Net Unrealized Appreciation (Depreciation) on Derivative Investments
Recognized in the Statements of Operations
Portfolio Total
Credit
Contracts
Equity
Contracts
Foreign
Currency
Contracts
Interest
Rate
Contracts
Inflation Managed $ 2,850,368 $ – $ – ( $ 1,535,806 ) $ 4,386,174
Total Return (11,404,009) 446,571 – (7,567,814) (4,282,766)
Short Duration Bond (1,900,633) – – – (1,900,633)
Emerging Markets Debt 320,211 (434,865) – (413,470) 1,168,546
Equity Index 3,297,304 – 3,297,304 – –
Hedged Equity 587,595 – 587,595 – –
Large-Cap Core 5,746 – 5,746 – –
Large-Cap Plus Bond Alpha 48,773,941 – 50,938,396 – (2,164,455)
Mid-Cap Plus Bond Alpha 41,414,215 – 42,951,178 – (1,536,963)
QQQ Plus Bond Alpha 23,603,211 – 24,387,299 – (784,088)
Small-Cap Equity 95,754 – 95,754 – –
Small-Cap Index 560,850 – 560,850 – –
Small-Cap Plus Bond Alpha 7,717,525 – 7,950,808 – (233,283)
Value (1,546,109) – – (1,546,109) –
Emerging Markets 141,463 – 141,463 – –
International Equity Plus Bond Alpha 7,197,919 – 7,803,090 – (605,171)
PD Large-Cap Growth Index 533,123 – 533,123 – –
PD Large-Cap Value Index 501,586 – 501,586 – –
PD Mid-Cap Index 140,536 – 140,536 – –
PD Small-Cap Growth Index 17,296 – 17,296 – –
PD Small-Cap Value Index 31,074 – 31,074 – –
PD Emerging Markets Index 58,179 – 58,179 – –
PD International Large-Cap Index 427,190 – 427,190 – –
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
For applicable Funds, the following is a summary of the average number of positions and values of derivative investments by derivative type, which serve as indicators of volume of derivative activity, for the period ended June 30, 2025:
In addition to the table above, the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of volume of derivative activity for each applicable Fund for the period ended June 30, 2025.
C. ENFORCEABLE MASTER NETTING ARRANGEMENTS
Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International
Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities
Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties.
These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master
Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master
Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.
Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the
Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury
Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received
Average Positions and Values of Derivative Investments by Derivative Type
Futures Contracts Forward Contracts Options Contracts Swap Agreements
Portfolio
Number of
Positions Value
Number of
Positions Value
Number of
Positions Value
Number of
Positions Value
Bond Plus 3 ( $ 572,634 ) – $ – – $ – 5 $ 1,915,080
Diversified Bond 6 (688,022) – – – – – –
Inflation Managed 17 (366) 23 (292,628) 8 (399,863) 65 2,523,257
Total Return 9 2,394,607 162 (1,073,671) 57 (170,079) 77 3,841,842
Short Duration Bond 5 125,878 – – 1 8,912 – –
Emerging Markets Debt 3 63,321 27 176,034 – – 21 (307,688)
Equity Index 1 (297,215) – – – – – –
Hedged Equity 1 (62,308) – – 3 302,190 – –
Large-Cap Core 1 1,915 – – – – – –
Large-Cap Plus Bond Alpha 3 (1,133,333) – – – – 4 (5,242,570)
Mid-Cap Plus Bond Alpha 3 (1,424,271) – – – – 6 (7,241,519)
QQQ Plus Bond Alpha 3 (729,590) – – – – 4 (2,710,263)
Small-Cap Equity 1 (32,262) – – – – – –
Small-Cap Index 1 (146,729) – – – – – –
Small-Cap Plus Bond Alpha 3 (138,048) – – – – 6 (1,893,289)
Value – – 6 (159,687) – – – –
Emerging Markets 1 47,154 – – – – – –
International Equity Plus Bond
Alpha 3 (212,564) – – – – 4 (4,413,683)
PD Large-Cap Growth Index 1 (37,610) – – – – – –
PD Large-Cap Value Index 1 (63,832) – – – – – –
PD Mid-Cap Index 2 (27,299) – – – – – –
PD Small-Cap Growth Index 1 (10,417) – – – – – –
PD Small-Cap Value Index 1 700 – – – – – –
PD Emerging Markets Index 1 (30,083) – – – – – –
PD International Large-Cap Index 2 (198,304) – – – – – –
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
B. DERIVATIVE INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.
The following is a summary of financial and derivative instruments that are subject to enforceable master agreements with netting arrangements
(or similar arrangements) and collateral received and pledged in connection with the master agreements with netting arrangements (or similar arrangements) as of June 30, 2025:
During the reporting period, certain Funds may have had investments in repurchase agreements. The gross value and related collateral received for these investments, if any, are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral, if any, held by each applicable Fund exceeded the value of the repurchase agreements as of June 30, 2025.
6. INVESTMENT ADVISORY, ADMINISTRATION, TRANSFER AGENCY, AND DISTRIBUTION AGREEMENTS
Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life, serves as Investment Adviser to each Fund of the Trust. PLFA receives investment advisory fees from each Fund which are based on annual percentages of the average daily net assets of each
Fund. PLFA manages the Pacific Dynamix, Portfolio Optimization, PSF Avantis Balanced Allocation, and ESG Portfolios. PLFA along with Fidelity
Diversifying Solutions LLC manages the Bond Plus, Large-Cap Plus Bond Alpha, Mid-Cap Plus Bond Alpha, QQQ Plus Bond Alpha, Small-Cap
Plus Bond Alpha, and International Equity Plus Bond Alpha Portfolios. Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage various investment management firms under PLFA’s supervision to sub-advise for the other Funds of the Trust. PLFA, as Investment Adviser to each Fund, pays related management fees to these sub-advisers as compensation for their sub-advisory services. As of June 30, 2025, the investment advisory
Gross Amounts
Presented in the
Statement of
Gross Amounts Not Offset
in Statement of
Assets and Liabilities
Gross Amounts
Presented in the
Statement of
Gross Amounts Not Offset
in Statement of
Assets and Liabilities
Description
Assets and
Liabilities
Financial
Instrument
Collateral
Received
Net
Amount
Assets and
Liabilities
Financial
Instrument
Collateral
Pledged
Net
Amount
Assets Liabilities
Bond Plus
Swap agreements $ 6,980,029 ( $ 363,643 ) ( $ 5,974,574 ) $ 641,812 ( $ 363,643 ) $ 363,643 $ – $ –
Inflation Managed
Forward foreign currency contracts 405,538 (400,237) – 5,301 (1,155,169) 400,237 382,113 (372,819)
Option contracts – – – – (314,799) – – (314,799)
Swap agreements 734,594 – (645,000) 89,594 – – – –
Sale-buyback financing transactions – – – – (270,763,132) 270,763,132 – –
Total Return
Forward foreign currency contracts 4,653,630 (4,469,172) (60,000) 124,458 (8,879,943) 4,469,172 2,402,372 (2,008,399)
Option contracts 368,705 (345,471) – 23,234 (599,583) 345,471 23,333 (230,779)
Swap agreements 732,768 – (30,000) 702,768 – – – –
Sale-buyback financing transactions – – – – (164,197,010) 164,197,010 – –
Emerging Markets Debt
Forward foreign currency contracts 1,072,318 (819,793) – 252,525 (985,817) 819,793 – (166,024)
Swap agreements 174,003 (1,402) – 172,601 (1,402) 1,402 – –
Large-Cap Plus Bond Alpha
Swap agreements 24,061,666 – (10,401,600) 13,660,066 (1,519,192) – 1,208,777 (310,415)
Mid-Cap Plus Bond Alpha
Swap agreements 19,325,292 (2,685,650) (11,257,377) 5,382,265 (3,434,130) 2,685,650 – (748,480)
QQQ Plus Bond Alpha
Swap agreements 13,193,396 – (11,408,928) 1,784,468 – – – –
Small-Cap Plus Bond Alpha
Swap agreements 2,427,722 (443,376) (1,548,137) 436,209 (538,663) 443,376 10,348 (84,939)
Value
Forward foreign currency contracts 16,597 (16,597) – – (903,327) 16,597 – (886,730)
International Equity Plus Bond Alpha
Swap agreements 1,923,648 – (1,895,116) 28,532 (417,670) – – (417,670)
5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)
C. ENFORCEABLE MASTER NETTING ARRANGEMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
fees that PLFA receives from each Fund based upon an annual percentage of the average daily net assets of each Fund, any advisory fee waiver, and the sub-adviser of each Fund (if applicable), are as follows:
Portfolio Investment Advisory Fee
Advisory Fee Waiver through April 30, 2026
(unless otherwise noted) Sub-Adviser(s)
Bond Plus 0.45% 0.05% Fidelity Diversifying Solutions LLC
(portion only)
Core Income 0.50% on first $4 billion
0.48% on excess
Aristotle Pacific Capital, LLC
Diversified Bond 0.40% on first $4 billion
0.38% on excess
Loomis, Sayles & Company, L.P.
Floating Rate Income 0.65% on first $1 billion
0.62% on next $1 billion
0.59% on next $2 billion
0.57% on excess
Aristotle Pacific Capital, LLC
High Yield Bond 0.40% on first $4 billion
0.38% on excess
Aristotle Pacific Capital, LLC
Inflation Managed 0.40% on first $4 billion
0.38% on excess
Pacific Investment Management
Company LLC
Intermediate Bond 0.40% on first $4 billion
0.38% on excess
J.P. Morgan Investment
Management Inc.
Total Return 0.40% on first $4 billion
0.38% on excess
None (0.015% prior to May 1, 2025) Pacific Investment Management
Company LLC
Short Duration Bond 0.40% on first $4 billion
0.38% on excess
T. Rowe Price Associates, Inc.
Emerging Markets Debt 0.785% on first $1 billion
0.755% on next $1 billion
0.725% on next $2 billion
0.705% on excess
0.05% Principal Global Investors, LLC
Dividend Growth 0.70% on first $100 million
0.66% on next $900 million
0.63% on next $3 billion
0.61% on excess
0.03% T. Rowe Price Associates, Inc.
Equity Index 0.05% on first $4 billion
0.03% on excess
BlackRock Investment
Management, LLC
Focused Growth 0.75% on first $100 million
0.71% on next $900 million
0.68% on next $3 billion
0.66% on excess
Janus Henderson Investors US
LLC
Growth 0.55% on first $4 billion
0.53% on excess
MFS Investment Management,
LLC
Hedged Equity 0.60% J.P. Morgan Investment
Management Inc.
Large-Cap Core 0.45% on first $4 billion
0.43% on excess
J.P. Morgan Investment
Management Inc.
Large-Cap Growth 0.75% on first $100 million
0.71% on next $900 million
0.68% on next $3 billion
0.66% on excess
0.08% FIAM LLC
Large-Cap Plus Bond Alpha 0.45% 0.05% Fidelity Diversifying Solutions LLC
(portion only)
Large-Cap Value 0.65% on first $100 million
0.61% on next $900 million
0.58% on next $3 billion
0.56% on excess
ClearBridge Investments, LLC
Mid-Cap Growth 0.70% on first $4 billion
0.68% on excess
0.05% (0.025% prior to May 1, 2025) Federated MDTA LLC (Delaware
Investments Fund Advisers prior
to May 1, 2025)
Mid-Cap Plus Bond Alpha 0.45% 0.05% Fidelity Diversifying Solutions LLC
(portion only)
6. INVESTMENT ADVISORY, ADMINISTRATION, TRANSFER AGENCY, AND DISTRIBUTION AGREEMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Portfolio Investment Advisory Fee
Advisory Fee Waiver through April 30, 2026
(unless otherwise noted) Sub-Adviser(s)
Mid-Cap Value 0.70% on first $1 billion
0.65% on next $1 billion
0.60% on excess
Boston Partners Global Investors,
Inc.
QQQ Plus Bond Alpha 0.45% 0.09% Fidelity Diversifying Solutions LLC
(portion only)
Small-Cap Equity 0.75% on first $1 billion
0.72% on next $1 billion
0.69% on next $2 billion
0.67% on excess
0.10% BlackRock Investment
Management, LLC and Franklin
Mutual Advisers, LLC
(co-sub-advisers)
Small-Cap Growth 0.60% on first $4 billion
0.58% on excess
MFS Investment Management
Small-Cap Index 0.30% on first $4 billion
0.28% on excess
BlackRock Investment
Management, LLC
Small-Cap Plus Bond Alpha 0.45% 0.05% Fidelity Diversifying Solutions LLC
(bond portion only)
Small-Cap Value 0.75% on first $1 billion
0.72% on next $1 billion
0.69% on next $2 billion
0.67% on excess
0.17% American Century Investment
Management, Inc., through its
division Avantis Investors
Value 0.75% on first $100 million
0.71% on next $900 million
0.68% on next $3 billion
0.66% on excess
0.085% through April 30, 2026 Putnam Investment Management,
LLC
Value Advantage 0.66% on first $4 billion
0.64% on excess
0.02% J.P. Morgan Investment
Management Inc.
Emerging Markets 0.80% on first $4 billion
0.78% on excess
0.03% (none prior to May 1, 2025) Goldman Sachs Asset
Management, L.P. (Invesco
Advisers, Inc. prior to May 1,
2025)
International Equity Plus Bond Alpha 0.45% 0.05% Fidelity Diversifying Solutions LLC
(portion only)
International Growth 0.85% on first $100 million
0.75% on next $100 million
0.70% on next $300 million
0.65% on excess
ClearBridge Investments, LLC
International Large-Cap 0.85% on first $100 million
0.77% on next $900 million
0.75% on next $3 billion
0.73% on excess
0.03% MFS Investment Management
International Small-Cap 0.85% on first $1 billion
0.82% on next $1 billion
0.79% on next $2 billion
0.77% on excess
0.015% FIAM LLC
International Value 0.65% on first $4 billion
0.63% on excess
Wellington Management
Company LLP
Health Sciences 0.90% on first $1 billion
0.87% on next $1 billion
0.84% on next $2 billion
0.82% on excess
BlackRock Investment
Management, LLC
Real Estate 0.90% on first $100 million
0.82% on next $900 million
0.80% on next $3 billion
0.78% on excess
0.09% Principal Real Estate Investors,
LLC
Technology 0.90% on first $1 billion
0.87% on next $1 billion
0.84% on next $2 billion
0.82% on excess
0.11% FIAM LLC
ESG Portfolios
Pacific Dynamix Portfolios
0.20%
PSF Avantis Balanced Allocation 0.20% None (0.06% prior to May 1, 2025)
6. INVESTMENT ADVISORY, ADMINISTRATION, TRANSFER AGENCY, AND DISTRIBUTION AGREEMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Pursuant to an Administration Agreement, Pacific Life and PLFA provide administrative services to the Trust that are outside the scope of the
Investment Adviser’s responsibilities under the Advisory Agreement. Under the Administration Agreement, the Trust compensates Pacific Life and
PLFA for providing certain administrative services to the Trust in connection with various matters, including the expense of registering and qualifying the Trust on state and Federal levels; providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance;
maintaining the Trust’s legal existence; shareholders’ meetings; and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The administration fee charged to the Funds of the Trust is 0.0175% of net assets, except for the
Funds of Funds which are charged 0.0075% of net assets. Pacific Life and PLFA have contractually agreed to a waiver of their fees owed under the Administration Agreement of 0.00075% for the Funds of Funds and 0.0015% for all other Funds for fiscal year 2025, a waiver of 0.00025% for the Funds of Funds and 0.001% for all other Funds for fiscal year 2026, and a waiver of 0.0001% for the Funds of Funds and 0.0005% for all other
Funds for fiscal year 2027.
Pursuant to a Transfer Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for Class I shares and those Class
P shares of the Trust that are offered to certain separate accounts. Pursuant to a Transfer Agency and Service Agreement, State Street Bank and
Trust Company serves as transfer agent for those Class P shares of the Trust that are utilized by the Funds of Funds and is compensated by the
Trust for these services.
Pursuant to a Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust. The Trust adopted a service plan (the “Service Plan”) for Class I shares of each applicable Fund, under which each applicable Fund pays the Distributor an amount at an annual rate of 0.20% of the average daily net assets of each Fund for shareholder servicing activities. Class P shares do not incur a service fee. Under the Service Plan, the service fee may be used by the Distributor for services rendered to or procured for shareholders of the Trust, or the variable annuity and variable life insurance contract owners who use the Trust as the underlying investment vehicle for their contracts. These services may include, but are not limited to: providing electronic, telephonic, and technological servicing support in connection with existing investments in the Trust; answering shareholder questions regarding the Trust, the Funds, its managers and/or other service providers; payment of compensation to broker-dealers, including the Distributor itself, and other financial institutions and organizations which assist in providing any of these services; and other services as described in the Service Plan. The Service Plan was not adopted in accordance with Rule 12b-1 under the 1940 Act.
The Service Plan will remain in effect as long as its continuance is specifically approved at least annually.
Prior to May 1, 2025, the Trust had a separate service plan for Class D shares of each applicable Fund pursuant to which Class D shares of each applicable Fund paid a service fee at an annual rate of 0.20%. The service fees may have been used by the Distributor for the types of services provided under the Service Plan discussed above. Class D shares are no longer offered and the Class D service plan has been discontinued.
Portfolio Investment Advisory Fee
Advisory Fee Waiver through April 30, 2026
(unless otherwise noted) Sub-Adviser(s)
Portfolio Optimization Portfolios 0.10%
PD 1-3 Year Corporate Bond 0.20% on first $50 million
0.19% on next $50 million
0.14% on excess
SSGA Funds Management, Inc.
PD Aggregate Bond Index 0.16% on first $50 million
0.15% on next $50 million
0.14% on excess
SSGA Funds Management, Inc.
PD High Yield Bond Market 0.35% on first $50 million
0.22% on next $50 million
0.14% on excess
SSGA Funds Management, Inc.
PD Large-Cap Growth Index
PD Large-Cap Value Index
PD Mid-Cap Index
PD Small-Cap Growth Index
PD Small-Cap Value Index
0.14% on first $300 million
0.12% on excess
BlackRock Investment
Management, LLC
PD Emerging Markets Index 0.60% on first $50 million
0.35% on excess
0.44% on first $50 million
0.18% on excess
FIAM LLC serves as the
sub-adviser and Geode Capital
Management, LLC serves as the
sub-subadviser
PD International Large-Cap Index 0.25% on first $100 million
0.20% on excess
0.10% on first $100 million
0.05% on excess
FIAM LLC serves as the
sub-adviser and Geode Capital
Management, LLC serves as the
sub-subadviser
6. INVESTMENT ADVISORY, ADMINISTRATION, TRANSFER AGENCY, AND DISTRIBUTION AGREEMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
7. TRANSACTIONS WITH AFFILIATES
A. ADVISORY FEES, SERVICE FEES AND ADMINISTRATION FEES
The Investment Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Investment Adviser, including any advisory fee waiver, service fees earned by the Distributor, and administration fees earned by PLFA and Pacific Life, including any administration fee waiver, from each Fund for the period ended June 30, 2025 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of June 30, 2025 are presented in the Statements of Assets and Liabilities.
B. EXPENSE LIMITATION AGREEMENTS
To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund (other than the Pacific Dynamix Portfolios, Portfolio
Optimization Portfolios and Pacific Dynamix Underlying Funds) for certain operating expenses that exceed an annual rate of 0.10% of a Fund’s average daily net assets through April 30, 2026 (“expense cap”). These operating expenses include, but are not limited to: organizational expenses;
domestic custody expenses; expenses for accounting, audit, tax, and certain legal services; preparation, printing, filing, and distribution to existing shareholders of proxies, prospectuses and shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees and expenses; and establishing, overseeing, and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; dividends on securities sold short;
acquired fund fees and expenses; extraordinary expenses such as litigation expenses, liquidation expenses, reorganization expenses and other expenses not incurred in the ordinary course of each Fund’s business; and expenses of counsel or other persons or services retained by the independent trustees. In the case of the Pacific Dynamix Portfolios, PLFA has contractually agreed to reimburse the operating expenses (excluding extraordinary expenses) of each Pacific Dynamix Portfolio and its proportionate share of fees and expenses of the Pacific Dynamix Underlying
Funds that exceed an annual rate of 0.59% of a Fund’s average net assets for Class I shares and 0.39% for Class P shares through April 30, 2026.
There are no expense caps for the Portfolio Optimization Portfolios and the Pacific Dynamix Underlying Funds.
There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense cap. In addition, any expense reimbursements made by PLFA to a Fund are subject to recoupment by PLFA from such Fund in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment. Any amounts repaid to PLFA will have the effect of increasing such expenses of the applicable Fund, but not above the expense cap. The amounts of adviser reimbursement to each applicable Fund for the period ended June 30, 2025 are presented in the Statements of Operations. Any amounts that remained due from the Investment Adviser as of June 30,
2025 are presented in the Statements of Assets and Liabilities.
The cumulative expense reimbursement amounts, if any, as of June 30, 2025 that are subject to recoupment by PLFA from the Funds are as follows:
During the period ended June 30, 2025, PLFA recouped expense reimbursements under the expense cap as follows:
There was no recoupment of expense reimbursement by PLFA from any other Funds presented in these financial statements for the period ended June 30, 2025.
Expense Reimbursements
Portfolio 2025 2026 2027 2028
ESG Diversified $ 50,681 $ 36,756 $ 11,583 $ 17,785
ESG Diversified Growth 51,416 46,398 34,478 20,626
Pacific Dynamix - Conservative Growth 253,728 221,787 257,456 105,318
Pacific Dynamix - Moderate Growth 822,343 789,246 1,044,568 411,132
Pacific Dynamix - Growth 673,483 697,254 972,138 479,989
Pacific Dynamix - Aggressive Growth – – 44,440 23,782
Expense
Recoupments
Portfolio 2025
Bond Plus $ 34,478
Large-Cap Plus Bond Alpha 455
QQQ Plus Bond Alpha 15,501
Small-Cap Plus Bond Alpha 3,117
International Equity Plus Bond Alpha 26,705

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS
A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended June 30, 2025 is as follows:
Beginning
Net
Realized
Change in
Unrealized As of June 30, 2025
Value as of
January 1, 2025
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Pacific Dynamix - Conservative Growth
PD 1-3 Year Corporate Bond Class P $ 19,779,641 $ 14,935,558 $ 6,904,180 $ 649,303 ( $ 70,015 ) $ 28,390,307 2,276,455
PD Aggregate Bond Index Class P 210,872,053 16,445,396 22,917,820 1,712,737 6,347,130 212,459,496 15,858,822
PD High Yield Bond Market Class P 31,894,603 7,616,872 11,964,638 2,675,635 (1,655,969) 28,566,503 1,320,085
PD Large-Cap Growth Index Class P 72,729,313 9,345,978 20,328,421 6,545,289 (2,631,550) 65,660,609 561,068
PD Large-Cap Value Index Class P 67,803,522 2,090,563 11,451,731 6,568,872 (2,810,638) 62,200,588 1,155,204
PD Mid-Cap Index Class P 13,881,305 3,805,686 1,842,952 384,234 517,657 16,745,930 1,045,982
PD Small-Cap Growth Index Class P 4,598,625 379,012 2,718,220 611,866 (495,823) 2,375,460 50,674
PD Small-Cap Value Index Class P 9,207,228 6,530,180 3,172,811 19,089 (758,338) 11,825,348 320,100
PD Emerging Markets Index Class P 2,400,717 81 2,456,231 60,536 (5,103) – –
PD International Large-Cap Index Class P 47,171,967 4,834,465 11,086,497 3,740,570 5,256,541 49,917,046 1,565,031
Total $ 480,338,974 $ 65,983,791 $ 94,843,501 $ 22,968,131 $ 3,693,892 $ 478,141,287
– – – – – –
Pacific Dynamix - Moderate Growth
PD 1-3 Year Corporate Bond Class P $ 78,668,201 $ 102,716,091 $ 22,314,597 $ 2,092,388 $ 614,603 $ 161,776,686 12,971,941
PD Aggregate Bond Index Class P 655,531,010 64,193,040 91,545,813 8,095,016 16,662,292 652,935,545 48,737,707
PD High Yield Bond Market Class P 117,095,389 52,852,454 48,840,426 12,412,760 (8,304,831) 125,215,346 5,786,317
PD Large-Cap Growth Index Class P 578,544,009 39,828,755 120,786,286 77,590,853 (50,729,870) 524,447,461 4,481,389
PD Large-Cap Value Index Class P 508,358,241 2,581,029 48,414,544 20,568,357 7,663,002 490,756,085 9,114,436
PD Mid-Cap Index Class P 147,230,081 7,545,392 35,643,337 12,872,743 (6,172,489) 125,832,390 7,859,729
PD Small-Cap Growth Index Class P 36,581,736 3,222,564 27,758,614 6,173,202 (5,724,121) 12,494,767 266,542
PD Small-Cap Value Index Class P 73,244,492 35,243,275 16,675,525 (252,970) (4,478,599) 87,080,673 2,357,187
PD Emerging Markets Index Class P 25,462,127 7,851 26,058,534 2,176,780 (1,588,224) – –
PD International Large-Cap Index Class P 312,700,818 34,038,883 68,819,341 25,656,738 33,998,646 337,575,744 10,583,893
Total $ 2,533,416,104 $ 342,229,334 $ 506,857,017 $ 167,385,867 ( $ 18,059,591 ) $ 2,518,114,697
– – – – – –
Pacific Dynamix - Growth
PD 1-3 Year Corporate Bond Class P $ 32,419,960 $ 83,164,830 $ 25,733,130 $ 295,550 $ 866,312 $ 91,013,522 7,297,850
PD Aggregate Bond Index Class P 243,669,766 33,096,302 41,151,452 (3,056,506) 12,331,925 244,890,035 18,279,566
PD High Yield Bond Market Class P 117,960,018 24,125,527 53,909,157 6,831,456 (3,429,943) 91,577,901 4,231,900
PD Large-Cap Growth Index Class P 540,398,345 54,683,167 112,925,012 53,605,609 (26,439,282) 509,322,827 4,352,149
PD Large-Cap Value Index Class P 480,334,840 25,619,116 82,638,057 43,928,554 (17,319,663) 449,924,790 8,356,108
PD Mid-Cap Index Class P 131,465,668 18,674,626 23,837,699 4,971,745 1,655,529 132,929,869 8,303,051
PD Small-Cap Growth Index Class P 50,252,497 3,990,082 22,938,915 (324,909) (518,402) 30,460,353 649,789
PD Small-Cap Value Index Class P 70,431,311 29,883,764 15,062,736 (79,459) (4,300,726) 80,872,154 2,189,129
PD Emerging Markets Index Class P 52,465,690 386,031 26,738,314 (413,435) 5,003,742 30,703,714 1,427,972
PD International Large-Cap Index Class P 360,834,827 30,032,236 71,868,569 28,115,075 38,959,428 386,072,997 12,104,410
Total $ 2,080,232,922 $ 303,655,681 $ 476,803,041 $ 133,873,680 $ 6,808,920 $ 2,047,768,162
– – – – – –
Pacific Dynamix - Aggressive Growth
PD 1-3 Year Corporate Bond Class P $ 33,182 $ 431,938 $ 48,076 $ 277 $ 3,409 $ 420,730 33,736
PD Aggregate Bond Index Class P 97,846 175,060 135,860 732 3,709 141,487 10,561
PD High Yield Bond Market Class P 98,849 429,493 252,804 986 5,690 282,214 13,041
PD Large-Cap Growth Index Class P 1,852,439 2,520,871 620,948 23,188 261,490 4,037,040 34,496
PD Large-Cap Value Index Class P 1,644,320 2,136,022 532,158 28,122 128,061 3,404,367 63,227
PD Mid-Cap Index Class P 532,095 859,548 246,635 12,905 47,850 1,205,763 75,314
PD Small-Cap Growth Index Class P 186,700 255,759 92,235 (5,158) 7,208 352,274 7,515
PD Small-Cap Value Index Class P 249,297 563,761 168,912 (17,036) 4,202 631,312 17,089
PD Emerging Markets Index Class P 193,400 214,676 92,115 1,582 37,355 354,898 16,506
PD International Large-Cap Index Class P 1,497,062 2,009,042 547,922 25,748 399,565 3,383,495 106,082
Total $ 6,385,190 $ 9,596,170 $ 2,737,665 $ 71,346 $ 898,539 $ 14,213,580
– – – – – –
Portfolio Optimization Conservative
Bond Plus Class P $ 25,413,298 $ 49,683,178 $ 3,147,326 $ 31,276 $ 3,299,990 $ 75,280,416 7,287,237
Core Income Class P 38,585,966 1,365,793 8,954,504 767,065 395,323 32,159,643 2,475,930
Diversified Bond Class P 188,210,034 9,092,111 42,884,176 466,557 7,097,612 161,982,138 11,094,833
Floating Rate Income Class P 9,990,249 9,973,901 10,921,659 1,069,991 (791,653) 9,320,829 531,665
7. TRANSACTIONS WITH AFFILIATES (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Beginning
Net
Realized
Change in
Unrealized As of June 30, 2025
Value as of
January 1, 2025
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Conservative (continued)
High Yield Bond Class P $ 44,499,771 $ 15,037,744 $ 9,803,990 $ 1,715,801 $ 222,426 $ 51,671,752 4,199,574
Inflation Managed Class P 19,527,516 971,819 2,677,837 (38,301) 1,078,284 18,861,481 1,260,167
Intermediate Bond Class P 89,506,432 17,038,504 38,584,157 587,691 1,641,363 70,189,833 7,145,641
Total Return Class P 161,203,721 10,145,703 40,650,512 (323,210) 6,730,018 137,105,720 8,449,752
Short Duration Bond Class P 94,654,491 33,566,773 32,965,887 3,324,461 (629,025) 97,950,813 8,046,028
Emerging Markets Debt Class P 19,744,495 9,814,768 2,831,895 535,798 1,014,890 28,278,056 1,933,466
Equity Index Class P 674,983 166,599 124,266 14,507 29,920 761,743 4,495
Focused Growth Class P 4,848,454 117,311 4,307,007 1,692,568 (1,474,940) 876,386 10,650
Growth Class P 14,449,456 3,322,959 4,941,028 1,929,494 (1,086,118) 13,674,763 145,979
Large-Cap Core Class P 40,952,759 8,251,815 8,535,320 2,657,048 (502,058) 42,824,244 421,748
Large-Cap Growth Class P 27,387,459 2,338,731 9,718,935 3,741,096 (2,505,258) 21,243,093 583,699
Large-Cap Plus Bond Alpha Class P 18,341,752 1,171,797 601,714 26,149 1,265,787 20,203,771 1,839,094
Large-Cap Value Class P 20,405,898 182,136 17,024,055 2,765,326 (2,673,237) 3,656,068 80,939
Mid-Cap Growth Class P 18,953,997 5,847,473 12,324,658 20,445 (369,036) 12,128,221 386,380
Mid-Cap Plus Bond Alpha Class P 8,498,849 16,059,332 1,652,416 468,356 804 23,374,925 477,649
Mid-Cap Value Class P 9,847,566 4,949,915 12,947,011 1,642,883 (844,691) 2,648,662 51,191
QQQ Plus Bond Alpha Class P 5,038,588 3,556,171 98,970 (1,817) 629,654 9,123,626 813,630
Small-Cap Equity Class P 11,050,939 1,640,828 6,832,438 (190,454) (56,881) 5,611,994 133,973
Small-Cap Growth Class P 3,642,443 458,236 1,110,243 74,896 104,589 3,169,921 89,595
Small-Cap Index Class P – 679,365 89,487 (8,630) (20,439) 560,809 15,534
Small-Cap Plus Bond Alpha Class P 1,970,781 759,512 217,436 (23,553) (26,589) 2,462,715 247,329
Small-Cap Value Class P 6,595,634 1,430,094 5,007,389 (276,341) (509,831) 2,232,167 65,035
Value Class P 19,286,682 5,956,509 3,161,743 650,354 860,845 23,592,647 854,032
Value Advantage Class P 15,635,434 4,673,247 8,317,136 2,124,855 (1,962,175) 12,154,225 383,928
Emerging Markets Class P – 4,688,826 58,484 442 113,456 4,744,240 222,740
International Equity Plus Bond Alpha
Class P 5,219,895 1,360,356 2,124,558 58,646 800,296 5,314,635 457,047
International Growth Class P 6,490,143 9,414,630 7,748,886 738,371 466,399 9,360,657 835,080
International Large-Cap Class P 10,201,627 97,595 7,296,647 949,250 156,953 4,108,778 223,757
International Small-Cap Class P 9,575,101 5,230,805 7,292,554 308,348 1,650,736 9,472,436 446,935
International Value Class P 16,391,609 7,667,203 6,124,810 1,385,017 4,335,046 23,654,065 921,156
Real Estate Class P 4,758,491 4,713,220 5,035,072 605,749 (492,209) 4,550,179 118,463
Total $ 971,554,513 $ 251,424,959 $ 326,114,206 $ 29,490,134 $ 17,950,251 $ 944,305,651
– – – – – –
Portfolio Optimization Moderate-Conservative
Bond Plus Class P $ 31,912,859 $ 62,391,414 $ 4,374,583 $ 46,905 $ 4,121,872 $ 94,098,467 9,108,848
Core Income Class P 49,342,769 1,587,008 12,249,504 1,048,442 412,216 40,140,931 3,090,399
Diversified Bond Class P 232,337,082 135,836 55,764,480 629,260 8,530,818 185,868,516 12,730,911
Floating Rate Income Class P 14,973,080 7,322,600 15,648,824 1,551,200 (1,290,309) 6,907,747 394,021
High Yield Bond Class P 59,285,748 14,530,743 26,928,887 3,349,504 (1,498,751) 48,738,357 3,961,165
Inflation Managed Class P 21,951,746 1,022,855 3,169,308 303,427 858,930 20,967,650 1,400,884
Intermediate Bond Class P 113,946,286 31,434,150 50,522,142 91,824 2,801,930 97,752,048 9,951,599
Total Return Class P 201,766,346 20,452,530 53,361,628 1,510,974 6,593,111 176,961,333 10,906,032
Short Duration Bond Class P 59,733,332 51,088,607 15,983,493 1,494,635 456,432 96,789,513 7,950,635
Emerging Markets Debt Class P 7,398,250 14,057,963 1,256,561 93,721 663,655 20,957,028 1,432,902
Equity Index Class P 4,769,448 124,839 3,261,215 547,649 (346,003) 1,834,718 10,826
Focused Growth Class P 12,824,880 235,250 11,319,222 3,381,932 (2,813,535) 2,309,305 28,063
Growth Class P 41,870,577 7,083,971 19,748,437 9,153,868 (7,956,786) 30,403,193 324,556
Large-Cap Core Class P 106,351,956 9,037,240 18,032,782 6,235,422 (1,012,848) 102,578,988 1,010,233
Large-Cap Growth Class P 71,298,664 5,053,379 25,807,823 7,969,073 (5,847,633) 52,665,660 1,447,100
Large-Cap Plus Bond Alpha Class P 45,480,123 1,524,744 3,160,373 86,879 2,948,865 46,880,238 4,267,380
Large-Cap Value Class P 40,217,154 15,052 21,683,944 4,100,180 (3,334,705) 19,313,737 427,571
Mid-Cap Growth Class P 30,213,342 13,075,168 7,308,398 1,602 1,375,464 37,357,178 1,190,122
Mid-Cap Plus Bond Alpha Class P 9,170,965 507,743 479,258 206,353 255,266 9,661,069 197,417
Mid-Cap Value Class P 2,389,925 14,066,026 8,591,486 1,009,096 380,309 9,253,870 178,851
QQQ Plus Bond Alpha Class P 11,808,988 11,623,632 1,124,832 61,015 1,526,008 23,894,811 2,130,901
Small-Cap Equity Class P 19,050,538 2,231,154 4,476,931 416,654 (724,401) 16,497,014 393,828
Small-Cap Growth Class P 10,079,786 – 10,718,574 1,298,879 (660,091) – –
Small-Cap Index Class P 2,083,748 9,184,048 1,420,602 74,643 (501,419) 9,420,418 260,942
7. TRANSACTIONS WITH AFFILIATES (Continued)
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS (continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Beginning
Net
Realized
Change in
Unrealized As of June 30, 2025
Value as of
January 1, 2025
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Moderate-Conservative (continued)
Small-Cap Plus Bond Alpha Class P $ 5,748,928 $ 402,924 $ 1,790,418 $ 70,775 ( $ 77,507 ) $ 4,354,702 437,340
Small-Cap Value Class P 4,873,719 7,924,965 7,314,888 (939,382) (408,798) 4,135,616 120,493
Value Class P 44,987,493 7,993,864 6,185,471 1,536,469 1,883,249 50,215,604 1,817,759
Value Advantage Class P 35,579,569 7,563,207 6,443,561 3,480,806 (2,334,741) 37,845,280 1,195,456
Emerging Markets Class P 14,366,790 6,951,793 14,840,908 229,815 324,345 7,031,835 330,141
International Equity Plus Bond Alpha
Class P 13,576,253 1,643,862 2,199,434 135,128 2,467,186 15,622,995 1,343,542
International Growth Class P 27,352,353 6,865,402 12,224,188 2,124,998 2,103,201 26,221,766 2,339,287
International Large-Cap Class P 31,011,344 1,443,441 8,104,452 1,714,077 3,277,616 29,342,026 1,597,913
International Small-Cap Class P 14,352,131 22,133,640 20,143,307 1,199,263 3,518,078 21,059,805 993,658
International Value Class P 42,489,534 12,596,496 20,805,080 6,768,057 6,491,888 47,540,895 1,851,376
Real Estate Class P 14,265,573 173,545 7,894,475 712,836 (513,167) 6,744,312 175,587
Total $ 1,448,861,279 $ 353,479,091 $ 484,339,469 $ 61,695,979 $ 21,669,745 $ 1,401,366,625
– – – – – –
Portfolio Optimization Moderate
Bond Plus Class P $ 89,640,796 $ 169,850,109 $ 15,955,412 $ 183,583 $ 11,021,526 $ 254,740,602 24,659,204
Core Income Class P 138,992,001 5,895,050 41,898,466 3,590,361 387,720 106,966,666 8,235,227
Diversified Bond Class P 658,902,262 40,546,671 213,646,411 (18,223,871) 43,176,374 510,755,025 34,983,746
Floating Rate Income Class P 34,668,425 68,600,011 71,962,650 1,388,652 (368,509) 32,325,929 1,843,888
High Yield Bond Class P 205,901,337 71,289,790 120,637,165 9,047,207 (2,689,607) 162,911,562 13,240,486
Inflation Managed Class P 33,883,640 2,096,463 5,079,055 (65,784) 1,871,381 32,706,645 2,185,185
Intermediate Bond Class P 274,674,110 161,846,918 126,763,893 3,463,401 4,373,194 317,593,730 32,332,472
Total Return Class P 531,952,403 81,348,681 157,233,282 (688,034) 22,399,382 477,779,150 29,445,273
Short Duration Bond Class P 242,034,065 336,982,300 101,764,371 9,249,210 (1,207,667) 485,293,537 39,863,738
Emerging Markets Debt Class P 34,259,192 33,627,695 5,452,404 393,068 2,552,864 65,380,415 4,470,278
Equity Index Class P 26,770,416 580,731 15,988,902 5,885,066 (4,698,858) 12,548,453 74,041
Focused Growth Class P 141,868,723 1,305,471 132,777,637 41,066,359 (35,253,568) 16,209,348 196,975
Growth Class P 254,061,223 69,709,883 99,003,319 58,316,787 (47,297,554) 235,787,020 2,517,042
Large-Cap Core Class P 727,139,439 57,893,876 96,622,899 33,235,023 2,372,059 724,017,498 7,130,369
Large-Cap Growth Class P 493,570,549 26,664,625 148,901,747 72,978,446 (54,473,769) 389,838,104 10,711,623
Large-Cap Plus Bond Alpha Class P 312,586,677 6,450,516 15,371,979 278,074 20,346,859 324,290,147 29,519,244
Large-Cap Value Class P 256,389,703 1,598,415 121,966,772 50,945,887 (46,515,713) 140,451,520 3,109,339
Mid-Cap Growth Class P 221,404,699 87,390,796 65,497,138 2,383,958 2,744,047 248,426,362 7,914,349
Mid-Cap Plus Bond Alpha Class P 71,881,442 23,334,264 3,312,638 1,378,617 2,135,972 95,417,657 1,949,788
Mid-Cap Value Class P 61,842,563 63,524,551 82,576,893 16,847,338 (8,459,164) 51,178,395 989,132
QQQ Plus Bond Alpha Class P 77,254,462 78,077,088 7,842,379 433,463 9,843,341 157,765,975 14,069,316
Small-Cap Equity Class P 115,058,494 25,147,316 46,587,133 3,175,450 (6,614,113) 90,180,014 2,152,840
Small-Cap Growth Class P 71,308,204 11,977,255 70,787,896 1,454,176 (2,311,434) 11,640,305 329,004
Small-Cap Index Class P 17,367,510 1,042,750 10,192,520 1,303,925 (1,093,472) 8,428,193 233,458
Small-Cap Plus Bond Alpha Class P 34,419,244 2,654,498 2,528,734 551 (477,292) 34,068,267 3,421,451
Small-Cap Value Class P 51,583,107 41,192,309 35,451,980 (1,912,917) (5,735,682) 49,674,837 1,447,298
Value Class P 304,963,554 49,569,486 30,390,649 7,441,207 15,337,887 346,921,485 12,558,240
Value Advantage Class P 255,625,692 36,809,428 33,970,410 20,264,855 (12,091,831) 266,637,734 8,422,551
Emerging Markets Class P 66,528,056 623,884 39,610,760 1,530,720 3,834,072 32,905,972 1,544,918
International Equity Plus Bond Alpha
Class P 82,946,142 6,602,283 10,934,135 679,929 15,232,324 94,526,543 8,129,068
International Growth Class P 227,196,607 39,442 75,943,445 16,301,069 15,499,266 183,092,939 16,334,021
International Large-Cap Class P 185,952,440 17,227,312 44,378,891 13,633,470 17,343,719 189,778,050 10,334,967
International Small-Cap Class P 99,688,516 35,379,516 55,479,460 2,070,632 16,892,781 98,551,985 4,649,947
International Value Class P 232,221,644 50,183,048 98,518,938 29,531,174 37,272,791 250,689,719 9,762,564
Real Estate Class P 33,028,090 64,893,312 35,006,185 3,658,835 (3,448,862) 63,125,190 1,643,449
Total $ 6,667,565,427 $ 1,731,955,743 $ 2,240,036,548 $ 391,219,887 $ 11,900,464 $ 6,562,604,973
– – – – – –
Portfolio Optimization Growth
Bond Plus Class P $ 45,488,316 $ 71,753,175 $ 20,179,113 $ 160,964 $ 4,823,599 $ 102,046,941 9,878,270
Core Income Class P 21,265,716 33,012,047 6,434,370 335,836 1,020,209 49,199,438 3,787,802
Diversified Bond Class P 314,091,065 36,098,043 134,804,331 (5,602,289) 16,888,876 226,671,364 15,525,669
Floating Rate Income Class P 32,950,476 65,546,141 68,596,370 1,312,940 (347,285) 30,865,902 1,760,607
High Yield Bond Class P 195,698,771 36,141,327 112,551,806 12,790,213 (7,635,652) 124,442,853 10,113,977
7. TRANSACTIONS WITH AFFILIATES (Continued)
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS (continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Beginning
Net
Realized
Change in
Unrealized As of June 30, 2025
Value as of
January 1, 2025
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Growth (continued)
Inflation Managed Class P $ 32,204,793 $ 2,374,060 $ 5,067,229 ( $ 65,794 ) $ 1,783,614 $ 31,229,444 2,086,491
Intermediate Bond Class P 151,481,753 100,654,725 77,258,892 3,025,235 1,176,716 179,079,537 18,231,104
Total Return Class P 240,544,326 29,967,633 87,211,592 5,587,401 3,952,117 192,839,885 11,884,619
Short Duration Bond Class P 164,314,549 285,480,161 145,566,527 6,702,531 (2,014,185) 308,916,529 25,375,503
Emerging Markets Debt Class P 32,561,575 32,495,730 5,429,308 502,637 2,296,948 62,427,582 4,268,383
Equity Index Class P – 14,020,207 1,145,494 (45,220) 413,515 13,243,008 78,139
Focused Growth Class P 63,343,269 1,358,729 49,143,039 14,106,352 (10,963,562) 18,701,749 227,262
Growth Class P 314,549,994 57,446,138 132,272,002 78,194,932 (62,166,347) 255,752,715 2,730,177
Large-Cap Core Class P 792,895,235 41,742,072 98,054,633 24,357,580 13,946,650 774,886,904 7,631,348
Large-Cap Growth Class P 564,203,534 28,071,590 179,035,989 95,335,061 (71,357,653) 437,216,543 12,013,446
Large-Cap Plus Bond Alpha Class P 331,472,443 4,250,150 12,159,898 215,920 21,495,000 345,273,615 31,429,311
Large-Cap Value Class P 293,547,368 3,534,523 156,402,869 70,586,223 (64,117,948) 147,147,297 3,257,571
Mid-Cap Growth Class P 207,385,368 102,345,222 46,509,591 (3,459,716) 8,822,879 268,584,162 8,556,534
Mid-Cap Plus Bond Alpha Class P 74,468,526 81,477,658 5,183,063 2,150,797 1,408,918 154,322,836 3,153,471
Mid-Cap Value Class P 55,685,255 59,704,504 74,340,329 17,350,206 (9,532,459) 48,867,177 944,463
QQQ Plus Bond Alpha Class P 80,507,109 98,278,895 8,247,144 419,936 11,027,186 181,985,982 16,229,217
Small-Cap Equity Class P 124,547,921 26,065,540 29,399,413 2,135,263 (5,647,012) 117,702,299 2,809,871
Small-Cap Growth Class P 129,389,550 8,085,872 71,699,491 3,031,034 (266,256) 68,540,709 1,937,246
Small-Cap Index Class P 8,559,238 1,994,802 1,095,631 225,168 (397,850) 9,285,727 257,211
Small-Cap Plus Bond Alpha Class P 40,703,973 2,724,472 3,511,859 67,135 (586,883) 39,396,838 3,956,595
Small-Cap Value Class P 64,349,287 48,938,386 32,449,749 (1,354,245) (6,180,303) 73,303,376 2,135,725
Value Class P 325,233,423 54,734,868 46,961,137 13,020,303 11,476,879 357,504,336 12,941,330
Value Advantage Class P 258,495,930 54,866,154 42,257,350 25,369,592 (16,292,688) 280,181,638 8,850,375
Emerging Markets Class P 158,078,405 30,825,601 78,398,296 (569,961) 15,743,854 125,679,603 5,900,592
International Equity Plus Bond Alpha
Class P 107,356,569 5,663,003 15,394,186 820,605 19,348,029 117,794,020 10,130,018
International Growth Class P 311,501,881 25,492,401 100,410,015 6,605,933 39,505,263 282,695,463 25,219,725
International Large-Cap Class P 269,196,970 2,083,808 64,839,637 19,091,550 22,468,636 248,001,327 13,505,701
International Small-Cap Class P 126,332,457 66,521,874 63,376,940 4,195,765 23,162,329 156,835,485 7,399,918
International Value Class P 286,866,019 58,439,030 82,222,476 33,120,163 52,196,581 348,399,317 13,567,652
Real Estate Class P 94,175,897 33,903,762 38,224,486 5,162,047 (4,605,964) 90,411,256 2,353,835
Total $ 6,313,446,961 $ 1,606,092,303 $ 2,095,834,255 $ 434,882,097 $ 10,845,751 $ 6,269,432,857
– – – – – –
Portfolio Optimization Aggressive-Growth
Bond Plus Class P $ 3,454,466 $ 2,251,183 $ 4,716,999 $ 49,419 $ 100,110 $ 1,138,179 110,177
Core Income Class P – 1,764,636 190,490 1,243 35,265 1,610,654 124,002
Diversified Bond Class P 13,691,684 98,601 13,141,052 783,145 (463,409) 968,969 66,369
Floating Rate Income Class P 8,361,200 8,609,405 9,215,054 311,828 (84,651) 7,982,728 455,339
High Yield Bond Class P 16,553,235 17,185,248 18,178,600 493,879 38,257 16,092,019 1,307,864
Intermediate Bond Class P 1,308,611 3,000,253 3,702,928 77,627 (38,068) 645,495 65,714
Total Return Class P 6,055,027 12,920,521 7,742,958 449,535 (61,198) 11,620,927 716,192
Short Duration Bond Class P 8,339,050 48,813,948 9,630,420 57,368 356,243 47,936,189 3,937,649
Emerging Markets Debt Class P – 8,003,771 72,511 600 140,849 8,072,709 551,958
Equity Index Class P – 3,879,357 232,596 (10,265) 114,728 3,751,224 22,134
Focused Growth Class P 17,666,127 357,651 13,569,132 3,897,982 (3,015,510) 5,337,118 64,856
Growth Class P 94,332,110 8,824,908 21,234,646 12,380,920 (6,879,441) 87,423,851 933,255
Large-Cap Core Class P 220,026,385 10,635,079 21,704,831 5,377,883 5,393,138 219,727,654 2,163,952
Large-Cap Growth Class P 165,857,993 7,458,859 42,125,576 18,707,807 (11,203,065) 138,696,018 3,810,965
Large-Cap Plus Bond Alpha Class P 95,107,402 1,310,268 5,082,734 39,428 6,150,487 97,524,851 8,877,420
Large-Cap Value Class P 85,093,447 1,713,919 47,019,688 16,229,595 (14,267,594) 41,749,679 924,261
Mid-Cap Growth Class P 74,766,817 10,761,962 15,070,158 (944,358) 3,195,209 72,709,472 2,316,373
Mid-Cap Plus Bond Alpha Class P 21,050,195 45,482,831 1,604,987 655,239 371,946 65,955,224 1,347,745
Mid-Cap Value Class P 20,883,940 15,271,995 22,582,456 6,233,882 (3,928,494) 15,878,867 306,893
QQQ Plus Bond Alpha Class P 23,009,141 26,716,976 1,686,432 63,836 3,171,843 51,275,364 4,572,654
Small-Cap Equity Class P 26,520,986 21,247,110 3,196,822 165,783 (1,636,323) 43,100,734 1,028,931
Small-Cap Growth Class P 30,803,971 3,280,947 3,315,797 9,346 1,321,775 32,100,242 907,287
Small-Cap Index Class P 5,430,556 331,786 2,768,243 440,504 (392,561) 3,042,042 84,263
Small-Cap Plus Bond Alpha Class P 10,928,253 2,253,028 358,891 (5,269) (226,624) 12,590,497 1,264,454
Small-Cap Value Class P 27,373,882 4,205,432 8,642,024 (692,144) (1,374,611) 20,870,535 608,072
7. TRANSACTIONS WITH AFFILIATES (Continued)
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS (continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
As of June 30, 2025, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:
D. INDEPENDENT TRUSTEES
The Trust pays each independent trustee of the Board retainer fees and specified amounts as compensation for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of
Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed.
Amounts in the deferral account are obligations of certain Funds of the Trust at the time of such deferral and are payable in accordance with the
Plan. An independent trustee who defers compensation has the option to select one or more credit rate options for their deferred account that track the total return of certain Funds and share classes of the Trust. The obligation of certain Funds of the Trust under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation).
Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of certain Funds of the
Trust to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation due to the DCP Liability is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended June 30, 2025, such expenses increased by
$239,134 for the applicable Funds of the Trust as a result of the market value appreciation on such accounts. As of June 30, 2025, the total amount in the DCP Liability accounts was $3,200,987 for all applicable Funds of the Trust.
E. OFFICERS OF THE TRUST
None of the officers of the Trust received compensation from the Trust.
F. INDEMNIFICATIONS
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of
Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
G. INTERFUND TRANSACTIONS
In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust if conducted at the independent “current market price” (the last sales price, intra-day bid offer, or official close, as applicable) on a commission-free basis with no remuneration paid in connection with the transaction (other
Beginning
Net
Realized
Change in
Unrealized As of June 30, 2025
Value as of
January 1, 2025
Purchase
Cost
Sales
Proceeds
Gain
(Loss)
Appreciation
(Depreciation)
Ending
Value
Share
Balance
Portfolio Optimization Aggressive-Growth (continued)
Value Class P $ 93,249,796 $ 15,373,392 $ 15,047,865 $ 3,847,318 $ 3,119,833 $ 100,542,474 3,639,546
Value Advantage Class P 76,798,310 15,585,041 15,899,165 8,549,145 (5,792,215) 79,241,116 2,503,068
Emerging Markets Class P 56,160,624 897,336 15,010,942 4,702,339 2,006,950 48,756,307 2,289,083
International Equity Plus Bond Alpha
Class P 33,608,414 1,995,896 4,153,795 244,142 6,150,361 37,845,018 3,254,586
International Growth Class P 94,642,270 7,029,801 23,202,535 3,547,255 10,979,183 92,995,974 8,296,323
International Large-Cap Class P 93,853,549 2,113,428 28,665,669 9,427,540 4,367,356 81,096,204 4,416,352
International Small-Cap Class P 56,104,713 9,993,500 19,190,813 1,141,051 8,739,276 56,787,727 2,679,397
International Value Class P 89,101,038 18,409,838 31,850,485 16,269,578 10,168,158 102,098,127 3,975,989
Real Estate Class P 23,899,921 8,394,699 17,104,173 791,222 (394,162) 15,587,507 405,817
Total $ 1,594,033,113 $ 346,172,605 $ 446,911,467 $ 113,294,403 $ 16,163,041 $ 1,622,751,695
– – – – – –
Portfolio
Ownership
Percentage
ESG Diversified Growth 59.06%
7. TRANSACTIONS WITH AFFILIATES (Continued)
C. INVESTMENTS IN AFFILIATED MUTUAL FUNDS (continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board receives a written representation from the Trust’s Chief Compliance Officer that the transactions were conducted in compliance with applicable Trust policies and procedures.
For the period ended June 30, 2025, the purchase and sale transactions with an affiliated Fund conducted in compliance with Rule 17a-7 under the 1940 Act are summarized in the following table:
8. SECURITIES LENDING
Certain Funds may participate in the Trust’s securities lending program, consistent with applicable regulatory requirements and lending limits, whereby Fund holdings may be loaned to certain approved brokers, dealers and qualified financial institutions who are required to secure the loans continuously with collateral that meets certain guidelines and regulations and who pay the Fund’s negotiated lenders’ fees. By lending its securities, a Fund attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur, any interest earned, and any dividends declared during the term of the loan, would accrue to the account of the Fund.
The Fund receives cash, cash equivalents, or U.S. Government securities in an amount at least equal to 102% of the market value of loaned U.S.
securities, and 105% of the market value of loaned foreign securities at the inception of each loan. The loans will be collateralized at all times in an amount equal to at least 100% of the market value of the securities loaned. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the
Portfolio Purchases Sales
Net Realized
Gain (Loss)
Small-Cap Equity $ 647,308 $ 268,720 $ 49,483
Small-Cap Index 315,705 28,532 8,217
PD Large-Cap Growth Index 40,342 793,340 147,149
PD Large-Cap Value Index 793,340 78,535 (51,977)
PD Small-Cap Growth Index 420,890 512,548 (232,482)
PD Small-Cap Value Index 90,239 626,149 16,286
7. TRANSACTIONS WITH AFFILIATES (Continued)
G. INTERFUND TRANSACTIONS (continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
collateral. Cash collateral received is invested in money market instruments and/or repurchase agreement. The market values of securities loaned by participating Funds and the collateral held for securities on loan as of June 30, 2025, were as follows:
In accordance with U.S. GAAP, any cash collateral received for securities lending transactions is presented in the respective portfolios’ Schedule of Investments. The related amount payable on return of the securities on loan, where cash collateral is received, is presented in the respective
Statements of Assets and Liabilities. Income generated from securities lending is presented in the respective Statements of Operations.
9. COMMITTED LINE OF CREDIT
The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing under the line of credit agreement is Applicable Rate (0.10% plus (the higher of the
Federal Funds Effective Rate or the Overnight Bank Funding Rate)) plus an applicable margin of 1.25%. The Trust pays the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line of credit, up to an annual maximum of $187,500. As of June 30, 2025, the actual interest rate on borrowing by the Trust was 5.68%. The committed line of credit will expire on October 7, 2025, unless renewed, and is available to all Funds except the Bond Plus, Large-Cap Plus Bond Alpha, QQQ Plus Bond Alpha, Small-Cap Plus Bond Alpha, International Equity
Plus Bond Alpha, ESG Diversified, ESG Diversified Growth, Pacific Dynamix, Portfolio Optimization, PD 1-3 Year Corporate Bond, PD Aggregate
Bond Index, and PD High Yield Bond Market Portfolios.
The commitment fees and interest incurred by each applicable Fund are recorded as an expense. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund.
Portfolio
Market Value of
Securities on Loan
Cash Collateral
Received for Loans
Outstanding (1)
Bond Plus $ 700,456 $ 726,887
Core Income 7,386,012 7,700,157
Diversified Bond 38,536,313 40,026,408
Floating Rate Income 13,087,392 13,547,770
High Yield Bond 65,590,542 67,843,338
Intermediate Bond 2,911,267 2,991,879
Total Return 9,164,030 8,414,623
Short Duration Bond 789,005 810,528
Emerging Markets Debt 7,095,634 7,381,241
Equity Index 17,268,557 17,361,384
Growth 12,020,850 12,195,396
Large-Cap Core 10,418,070 10,569,343
Large-Cap Growth 21,670,830 21,927,198
Large-Cap Plus Bond Alpha 7,487,096 7,700,335
Large-Cap Value 495,168 506,888
Mid-Cap Growth 15,446,472 15,663,401
Mid-Cap Plus Bond Alpha 3,209,678 3,293,635
Mid-Cap Value 4,155,622 4,217,513
Small-Cap Equity 3,105,718 3,243,798
Small-Cap Growth 13,390,342 13,661,467
Small-Cap Index 37,733,914 37,987,641
Small-Cap Value 10,797,660 10,966,308
Value 43,017,646 43,290,329
Value Advantage 6,596,148 6,542,394
Emerging Markets 2,645,924 2,615,704
International Small-Cap 16,776,384 17,197,902
International Value 7,843,911 8,225,577
Health Sciences 400,796 402,154
Real Estate 3,859,875 3,999,291
Technology 3,334,023 3,337,955
PSF Avantis Balanced Allocation 892,780 922,479
PD Aggregate Bond Index 1,470,510 1,520,129
PD High Yield Bond Market 2,263,211 2,334,660
PD Large-Cap Growth Index 550,050 551,038
PD Large-Cap Value Index 4,091,503 4,150,787
PD Mid-Cap Index 2,548,329 2,560,994
PD Small-Cap Growth Index 943,551 953,898
PD Small-Cap Value Index 2,915,011 2,925,593
PD International Large-Cap Index 10,329,663 10,762,845
(1) As of June 30, 2025, no non-cash collateral was received for loans outstanding.
8. SECURITIES LENDING (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
During the reporting period, the weighted average interest rate and the average dollar amount of borrowings on the days that each applicable
Fund had a loan outstanding were as follows:
No Fund had a loan outstanding in connection with this revolving line of credit agreement as of June 30, 2025.
10. PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended June 30, 2025, are summarized in the following table:
Portfolio
Weighted
Average
Interest
Rate
Average
Dollar Amount
of Borrowing
Core Income 5.68% $ 919,280
Floating Rate Income 5.68% 12,052,512
Inflation Managed 5.68% 293,583
Total Return 5.68% 1,379,240
Focused Growth 5.68% 233,441
Growth 5.68% 328,512
Large-Cap Growth 5.68% 678,340
Small-Cap Growth 5.68% 141,474
Portfolio
Weighted
Average
Interest
Rate
Average
Dollar Amount
of Borrowing
Small-Cap Index 5.68% $ 844,906
Small-Cap Value 5.68% 238,520
International Large-Cap 5.68% 8,189,069
International Small-Cap 5.68% 5,190,863
PD Large-Cap Growth Index 5.68% 2,737,485
PD Large-Cap Value Index 5.68% 358,925
PD Mid-Cap Index 5.68% 62,429
PD Small-Cap Growth Index 5.68% 963,210
PD Small-Cap Value Index 5.68% 1,259,360
PD Emerging Markets Index 5.68% 3,182,019
PD International Large-Cap Index 5.68% 2,688,195
U.S. Government Securities
Portfolio Purchases Sales
Bond Plus $ 33,403,209 $ –
Core Income 49,933,044 31,530,273
Diversified Bond 752,952,715 818,997,421
Inflation Managed 411,792,923 420,524,344
Intermediate Bond 425,434,661 353,445,373
Total Return 7,749,640,018 7,869,309,261
Short Duration Bond 515,272,059 477,042,281
Mid-Cap Plus Bond Alpha 16,572,548 –
QQQ Plus Bond Alpha 20,455,617 –
International Equity Plus Bond Alpha 1,378,286 –
PD Aggregate Bond Index 204,502,124 212,607,153
Other Securities
Portfolio Purchases Sales
Bond Plus $ 311,723,332 $ 17,981,960
Core Income 79,806,828 113,527,865
Diversified Bond 320,570,992 595,720,101
Floating Rate Income 403,107,668 419,117,007
High Yield Bond 291,884,716 402,768,981
Inflation Managed 3,784,851 22,309,388
Intermediate Bond 105,150,907 142,586,296
Total Return 86,447,570 172,359,307
Short Duration Bond 660,787,613 290,897,670
Emerging Markets Debt 146,029,178 80,869,369
Dividend Growth 58,396,700 66,109,456
Equity Index 95,429,246 38,341,442
Focused Growth 79,903,430 291,432,731
Growth 462,081,981 615,574,273
Hedged Equity 100,313,805 71,817,258
Large-Cap Core 542,762,105 678,869,498
Large-Cap Growth 427,688,537 774,849,202
Large-Cap Plus Bond Alpha 220,338,326 31,816,915
Large-Cap Value 71,819,631 417,331,283
Mid-Cap Growth 1,171,680,281 1,093,200,140
Mid-Cap Plus Bond Alpha 223,941,392 55,492,075
Mid-Cap Value 235,009,671 265,794,429
QQQ Plus Bond Alpha 207,287,675 18,281,635
Small-Cap Equity 185,337,497 195,754,387
Small-Cap Growth 148,012,463 282,762,709
Small-Cap Index 73,959,358 76,055,855
Other Securities
Portfolio Purchases Sales
Small-Cap Plus Bond Alpha $ 22,841,894 $ 5,924,920
Small-Cap Value 107,054,807 89,176,585
Value 265,633,117 230,731,677
Value Advantage 224,751,463 210,549,695
Emerging Markets 625,170,016 728,378,181
International Equity Plus Bond Alpha 79,943,108 10,111,017
International Growth 231,733,973 394,732,464
International Large-Cap 95,502,073 256,496,822
International Small-Cap 182,190,905 205,863,805
International Value 274,756,944 341,123,734
Health Sciences 105,475,840 115,416,187
Real Estate 135,030,940 135,788,988
Technology 85,125,955 95,477,936
ESG Diversified 8,437,155 8,969,741
ESG Diversified Growth 6,410,994 4,471,507
PSF Avantis Balanced Allocation 91,272,171 110,414,908
Pacific Dynamix - Conservative Growth 65,983,791 94,843,501
Pacific Dynamix - Moderate Growth 342,229,334 506,857,017
Pacific Dynamix - Growth 303,655,681 476,803,041
Pacific Dynamix - Aggressive Growth 9,596,170 2,737,665
Portfolio Optimization Conservative 251,424,959 326,114,206
Portfolio Optimization Moderate-Conservative 353,479,091 484,339,469
Portfolio Optimization Moderate 1,731,955,743 2,240,036,548
Portfolio Optimization Growth 1,606,092,303 2,095,834,255
Portfolio Optimization Aggressive-Growth 346,172,605 446,911,467
PD 1-3 Year Corporate Bond 217,799,973 71,096,901
9. COMMITTED LINE OF CREDIT (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
11. SECURED BORROWINGS
The contractual maturity of secured borrowings and type of collateral pledged as of June 30, 2025, are summarized in the following table:
12. FEDERAL INCOME TAX INFORMATION
Each Fund is treated as a partnership for Federal income tax purposes. A Fund that is treated as a partnership for Federal income tax purposes is not subject to income tax; and any income, gains, losses, deductions, and credits of the Fund are instead “passed through” pro rata to the insurance companies whose separate accounts invest in the Fund and retain the same character for Federal income tax purposes. An insurance company may benefit from this tax treatment. No dividends and capital gains distributions have been made by the Funds under the current dividend and distribution policy since partnerships are not required to distribute taxable income and capital gains for Federal income tax purposes. The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments on a tax basis is not applicable to Funds that are treated as partnerships for Federal income tax purposes.
Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense.
Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after December 31, 2020.
13. SHARES OF BENEFICIAL INTEREST
Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the period ended June 30, 2025 and the year ended December 31,
2024 were as follows:
Other Securities
Portfolio Purchases Sales
PD Aggregate Bond Index $ 46,760,298 $ 60,609,656
PD High Yield Bond Market 313,086,036 333,528,561
PD Large-Cap Growth Index 225,057,830 373,014,237
PD Large-Cap Value Index 154,718,204 251,942,545
Other Securities
Portfolio Purchases Sales
PD Mid-Cap Index $ 47,042,212 $ 74,479,053
PD Small-Cap Growth Index 16,974,494 62,066,389
PD Small-Cap Value Index 116,294,529 78,358,382
PD Emerging Markets Index 2,031,636 55,587,034
PD International Large-Cap Index 84,621,704 160,382,276
Remaining Contractual Maturity of the Agreements
Secured Borrowings Collateral Type
Overnight and
Continuous Up to 30 days 31-90 days
Greater Than
90 Days Total
Inflation Managed
Sale-buyback financing transactions U.S. Treasury Obligations $ – $ 270,763,132 $ – $ – $ 270,763,132
a
Total Return
Sale-buyback financing transactions U.S. Treasury Obligations – 164,197,010 – – 164,197,010
a
Bond Plus Portfolio (1) Core Income Portfolio Diversified Bond Portfolio
Period Ended
June 30,
2025
Year/Period Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Class I
Shares sold 62,736 129,371 1,132,593 3,137,158 3,653,021 6,384,594
Share repurchased (30,175) (389) (874,165) (687,254) (6,094,325) (6,007,600)
Net Increase (decrease) 32,561 128,982 258,428 2,449,904 (2,441,304) 376,994
Shares outstanding, beginning of year or
period 128,982 – 7,029,211 4,579,307 65,468,044 65,091,050
Shares outstanding, end of year or period 161,543 128,982 7,287,639 7,029,211 63,026,740 65,468,044
Class P
Shares sold 36,120,166 19,751,426 3,431,707 4,902,955 6,054,132 53,253,631
Share repurchased (4,779,772) – (5,486,251) (54,774,608) (32,358,208) (56,878,181)
Net Increase (decrease) 31,340,394 19,751,426 (2,054,544) (49,871,653) (26,304,076) (3,624,550)
Shares outstanding, beginning of year or
period 19,751,426 – 19,792,686 69,664,339 101,497,303 105,121,853
Shares outstanding, end of year or period 51,091,820 19,751,426 17,738,142 19,792,686 75,193,227 101,497,303
10. PURCHASES AND SALES OF INVESTMENTS (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Floating Rate Income Portfolio High Yield Bond Portfolio Inflation Managed Portfolio
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Class I
Shares sold 644,732 2,003,801 1,175,125 2,682,411 482,153 1,224,748
Share repurchased (1,395,866) (2,975,497) (2,100,041) (5,014,842) (1,484,378) (3,247,430)
Net Increase (decrease) (751,134) (971,696) (924,916) (2,332,431) (1,002,225) (2,022,682)
Shares outstanding, beginning of year or
period 15,526,555 16,498,251 22,559,704 24,892,135 19,607,909 21,630,591
Shares outstanding, end of year or period 14,775,421 15,526,555 21,634,788 22,559,704 18,605,684 19,607,909
Class P
Shares sold 9,452,218 5,814,707 12,923,345 31,708,332 635,723 1,807,057
Share repurchased (10,284,628) (864,329) (24,293,865) (17,620,028) (1,242,371) (5,166,409)
Net Increase (decrease) (832,410) 4,950,378 (11,370,520) 14,088,304 (606,648) (3,359,352)
Shares outstanding, beginning of year or
period 6,286,812 1,336,434 44,502,595 30,414,291 7,774,762 11,134,114
Shares outstanding, end of year or period 5,454,402 6,286,812 33,132,075 44,502,595 7,168,114 7,774,762
Intermediate Bond Portfolio Total Return Portfolio Short Duration Bond Portfolio
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Class I
Shares sold 1,330,777 2,610,506 1,677,249 5,303,779 3,182,560 3,544,028
Share repurchased (375,651) (266,539) (3,052,410) (4,601,033) (3,924,110) (6,202,991)
Net Increase (decrease) 955,126 2,343,967 (1,375,161) 702,746 (741,550) (2,658,963)
Shares outstanding, beginning of year or
period 4,751,451 2,407,484 49,601,432 48,898,686 36,434,260 39,093,223
Shares outstanding, end of year or period 5,706,577 4,751,451 48,226,271 49,601,432 35,692,710 36,434,260
Class P
Shares sold 32,525,762 12,548,484 9,808,315 16,182,688 62,675,329 24,206,522
Share repurchased (31,470,351) (82,053,787) (22,114,558) (44,796,112) (25,586,922) (101,786,628)
Net Increase (decrease) 1,055,411 (69,505,303) (12,306,243) (28,613,424) 37,088,407 (77,580,106)
Shares outstanding, beginning of year or
period 67,270,115 136,775,418 74,404,137 103,017,561 48,632,309 126,212,415
Shares outstanding, end of year or period 68,325,526 67,270,115 62,097,894 74,404,137 85,720,716 48,632,309
Emerging Markets Debt Portfolio Dividend Growth Portfolio Equity Index Portfolio
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Class I
Shares sold 85,634 297,559 279,078 664,805 1,159,677 2,201,098
Share repurchased (390,816) (355,751) (527,947) (1,298,098) (1,136,013) (2,759,809)
Net Increase (decrease) (305,182) (58,192) (248,869) (633,293) 23,664 (558,711)
Shares outstanding, beginning of year or
period 1,806,368 1,864,560 15,832,634 16,465,927 30,056,770 30,615,481
Shares outstanding, end of year or period 1,501,186 1,806,368 15,583,765 15,832,634 30,080,434 30,056,770
Class P
Shares sold 6,829,512 14,318,885 5,801 24,595 608,318 1,101,052
Share repurchased (1,073,307) (23,107,501) (3,187) (6,861,737) (178,713) (4,856,688)
Net Increase (decrease) 5,756,205 (8,788,616) 2,614 (6,837,142) 429,605 (3,755,636)
Shares outstanding, beginning of year or
period 6,922,045 15,710,661 107,916 6,945,058 2,586,013 6,341,649
Shares outstanding, end of year or period 12,678,250 6,922,045 110,530 107,916 3,015,618 2,586,013
13. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Focused Growth Portfolio Growth Portfolio Hedged Equity Portfolio
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Class I
Shares sold 175,289 634,622 256,525 690,024 4,656,171 10,006,419
Share repurchased (234,578) (465,388) (526,273) (1,394,896) (1,469,934) (2,440,723)
Net Increase (decrease) (59,289) 169,234 (269,748) (704,872) 3,186,237 7,565,696
Shares outstanding, beginning of year or
period 5,306,825 5,137,591 12,720,975 13,425,847 31,306,460 23,740,764
Shares outstanding, end of year or period 5,247,536 5,306,825 12,451,227 12,720,975 34,492,697 31,306,460
Class P
Shares sold 47,273 127,885 1,704,403 2,079,867 225,547 572,937
Share repurchased (2,692,349) (8,281,142) (3,297,311) (3,162,041) (39,621) (167,101)
Net Increase (decrease) (2,645,076) (8,153,257) (1,592,908) (1,082,174) 185,926 405,836
Shares outstanding, beginning of year or
period 3,172,882 11,326,139 8,373,770 9,455,944 1,034,509 628,673
Shares outstanding, end of year or period 527,806 3,172,882 6,780,862 8,373,770 1,220,435 1,034,509
Large-Cap Core Portfolio Large-Cap Growth Portfolio Large-Cap Plus Bond Alpha Portfolio (1)
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year/Period Ended
December 31,
2024
Class I
Shares sold 153,526 322,926 263,400 1,189,393 45,472 201,251
Share repurchased (349,955) (788,911) (979,375) (3,117,633) (1,146) (363)
Net Increase (decrease) (196,429) (465,985) (715,975) (1,928,240) 44,326 200,888
Shares outstanding, beginning of year or
period 8,409,582 8,875,567 14,834,710 16,762,950 200,888 –
Shares outstanding, end of year or period 8,213,153 8,409,582 14,118,735 14,834,710 245,214 200,888
Class P
Shares sold 1,384,543 7,686,700 2,166,041 7,062,601 1,494,979 77,958,244
Share repurchased (2,535,924) (4,178,427) (12,059,600) (9,082,240) (3,507,203) –
Net Increase (decrease) (1,151,381) 3,508,273 (9,893,559) (2,019,639) (2,012,224) 77,958,244
Shares outstanding, beginning of year or
period 19,560,570 16,052,297 38,521,074 40,540,713 77,958,244 –
Shares outstanding, end of year or period 18,409,189 19,560,570 28,627,515 38,521,074 75,946,020 77,958,244
Large-Cap Value Portfolio Mid-Cap Growth Portfolio Mid-Cap Plus Bond Alpha Portfolio
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Class I
Shares sold 193,268 507,301 755,112 992,262 112,691 695,607
Share repurchased (465,015) (1,370,830) (635,238) (1,568,457) (668,889) (1,514,597)
Net Increase (decrease) (271,747) (863,529) 119,874 (576,195) (556,198) (818,990)
Shares outstanding, beginning of year or
period 11,307,905 12,171,434 14,557,963 15,134,158 11,218,348 12,037,338
Shares outstanding, end of year or period 11,036,158 11,307,905 14,677,837 14,557,963 10,662,150 11,218,348
Class P
Shares sold 167,444 5,860,834 7,192,097 7,393,336 3,442,109 168,612
Share repurchased (8,086,818) (10,545,634) (5,130,269) (7,180,275) (266,364) (1,499,604)
Net Increase (decrease) (7,919,374) (4,684,800) 2,061,828 213,061 3,175,745 (1,330,992)
Shares outstanding, beginning of year or
period 15,818,670 20,503,470 18,361,859 18,148,798 3,963,418 5,294,410
Shares outstanding, end of year or period 7,899,296 15,818,670 20,423,687 18,361,859 7,139,163 3,963,418
13. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Mid-Cap Value Portfolio QQQ Plus Bond Alpha Portfolio (2) Small-Cap Equity Portfolio
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year/Period Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Class I
Shares sold 437,151 769,720 111,159 559,403 287,745 503,400
Share repurchased (261,327) (530,538) (190,622) (460) (104,325) (544,992)
Net Increase (decrease) 175,824 239,182 (79,463) 558,943 183,420 (41,592)
Shares outstanding, beginning of year or
period 5,356,989 5,117,807 558,943 – 3,496,795 3,538,387
Shares outstanding, end of year or period 5,532,813 5,356,989 479,480 558,943 3,680,215 3,496,795
Class P
Shares sold 3,365,701 1,960,083 20,694,584 19,385,182 1,822,481 5,028,745
Share repurchased (3,977,063) (3,294,740) (2,141,773) (33) (2,188,302) (1,512,259)
Net Increase (decrease) (611,362) (1,334,657) 18,552,811 19,385,149 (365,821) 3,516,486
Shares outstanding, beginning of year or
period 3,109,854 4,444,511 19,385,149 – 6,912,526 3,396,040
Shares outstanding, end of year or period 2,498,492 3,109,854 37,937,960 19,385,149 6,546,705 6,912,526
Small-Cap Growth Portfolio Small-Cap Index Portfolio Small-Cap Plus Bond Alpha Portfolio (1)
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year/Period Ended
December 31,
2024
Class I
Shares sold 170,626 350,885 581,645 2,221,455 439,762 35,844
Share repurchased (218,692) (597,342) (758,567) (2,298,526) (1,232) (4)
Net Increase (decrease) (48,066) (246,457) (176,922) (77,071) 438,530 35,840
Shares outstanding, beginning of year or
period 5,634,969 5,881,426 17,320,891 17,397,962 35,840 –
Shares outstanding, end of year or period 5,586,903 5,634,969 17,143,969 17,320,891 474,370 35,840
Class P
Shares sold 718,067 7,369,295 633,952 1,480,913 986,873 9,247,242
Share repurchased (4,664,837) (4,335,310) (481,322) (3,460,198) (837,316) (110)
Net Increase (decrease) (3,946,770) 3,033,985 152,630 (1,979,285) 149,557 9,247,132
Shares outstanding, beginning of year or
period 7,209,902 4,175,917 2,076,453 4,055,738 9,247,132 –
Shares outstanding, end of year or period 3,263,132 7,209,902 2,229,083 2,076,453 9,396,689 9,247,132
Small-Cap Value Portfolio Value Portfolio Value Advantage Portfolio
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Class I
Shares sold 267,266 402,262 183,673 181,596 322,266 376,791
Share repurchased (290,895) (1,110,109) (511,591) (1,278,610) (178,676) (620,085)
Net Increase (decrease) (23,629) (707,847) (327,918) (1,097,014) 143,590 (243,294)
Shares outstanding, beginning of year or
period 6,545,388 7,253,235 10,329,101 11,426,115 3,603,761 3,847,055
Shares outstanding, end of year or period 6,521,759 6,545,388 10,001,183 10,329,101 3,747,351 3,603,761
Class P
Shares sold 2,907,590 4,754,848 5,061,946 8,786,607 3,885,880 9,435,275
Share repurchased (2,815,631) (3,104,642) (3,841,404) (9,803,217) (3,490,754) (14,809,314)
Net Increase (decrease) 91,959 1,650,206 1,220,542 (1,016,610) 395,126 (5,374,039)
Shares outstanding, beginning of year or
period 4,336,377 2,686,171 30,614,318 31,630,928 21,051,026 26,425,065
Shares outstanding, end of year or period 4,428,336 4,336,377 31,834,860 30,614,318 21,446,152 21,051,026
13. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Emerging Markets Portfolio
International Equity Plus Bond Alpha
Portfolio (1) International Growth Portfolio
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year/Period Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Class I
Shares sold 503,590 1,373,753 405,760 52,999 687,579 568,018
Share repurchased (1,099,233) (3,273,739) (203,963) (312) (464,523) (33,003)
Net Increase (decrease) (595,643) (1,899,986) 201,797 52,687 223,056 535,015
Shares outstanding, beginning of year or
period 16,727,737 18,627,723 52,687 – 968,827 433,812
Shares outstanding, end of year or period 16,132,094 16,727,737 254,484 52,687 1,191,883 968,827
Class P
Shares sold 2,145,803 13,158,405 1,610,174 25,016,610 4,728,404 21,821,580
Share repurchased (7,726,271) (12,128,440) (3,286,441) – (21,342,196) (48,634,171)
Net Increase (decrease) (5,580,468) 1,029,965 (1,676,267) 25,016,610 (16,613,792) (26,812,591)
Shares outstanding, beginning of year or
period 16,139,911 15,109,946 25,016,610 – 69,705,490 96,518,081
Shares outstanding, end of year or period 10,559,443 16,139,911 23,340,343 25,016,610 53,091,698 69,705,490
International Large-Cap Portfolio International Small-Cap Portfolio International Value Portfolio
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Class I
Shares sold 1,312,053 2,799,819 168,399 375,693 1,427,385 1,174,233
Share repurchased (2,640,137) (4,955,285) (391,662) (642,623) (1,433,781) (1,721,915)
Net Increase (decrease) (1,328,084) (2,155,466) (223,263) (266,930) (6,396) (547,682)
Shares outstanding, beginning of year or
period 41,114,930 43,270,396 6,177,164 6,444,094 18,504,881 19,052,563
Shares outstanding, end of year or period 39,786,846 41,114,930 5,953,901 6,177,164 18,498,485 18,504,881
Class P
Shares sold 1,461,417 24,627,056 7,642,069 17,275,443 6,953,681 12,701,054
Share repurchased (9,078,889) (12,462,853) (8,631,694) (7,301,246) (10,327,111) (13,740,283)
Net Increase (decrease) (7,617,472) 12,164,203 (989,625) 9,974,197 (3,373,430) (1,039,229)
Shares outstanding, beginning of year or
period 38,224,460 26,060,257 17,246,108 7,271,911 33,488,694 34,527,923
Shares outstanding, end of year or period 30,606,988 38,224,460 16,256,483 17,246,108 30,115,264 33,488,694
Health Sciences Portfolio Real Estate Portfolio Technology Portfolio
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Class I
Shares sold 108,551 166,348 111,881 246,553 1,074,406 2,379,385
Share repurchased (338,304) (832,732) (380,574) (947,230) (1,895,147) (2,618,452)
Net Increase (decrease) (229,753) (666,384) (268,693) (700,677) (820,741) (239,067)
Shares outstanding, beginning of year or
period 5,658,663 6,325,047 5,869,932 6,570,609 18,342,056 18,581,123
Shares outstanding, end of year or period 5,428,910 5,658,663 5,601,239 5,869,932 17,521,315 18,342,056
Class P
Shares sold 2,901 7,637 2,892,331 2,777,410 18,578 58,397
Share repurchased (1,715) (3,997) (2,659,702) (2,328,445) (4,241) (11,276)
Net Increase (decrease) 1,186 3,640 232,629 448,965 14,337 47,121
Shares outstanding, beginning of year or
period 32,410 28,770 4,472,623 4,023,658 157,683 110,562
Shares outstanding, end of year or period 33,596 32,410 4,705,252 4,472,623 172,020 157,683
13. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
ESG Diversified Portfolio ESG Diversified Growth Portfolio
PSF Avantis Balanced Allocation
Portfolio (3)
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Class I
Shares sold 140,408 538,150 81,375 218,251 141,607 498,287
Share repurchased (213,686) (1,303,060) (30,277) (31,364) (1,587,067) (3,281,471)
Net Increase (decrease) (73,278) (764,910) 51,098 186,887 (1,445,460) (2,783,184)
Shares outstanding, beginning of year or
period 2,444,506 3,209,416 1,591,335 1,404,448 17,363,744 20,146,928
Shares outstanding, end of year or period 2,371,228 2,444,506 1,642,433 1,591,335 15,918,284 17,363,744
Class P
Shares sold 25,429 139,761 161,485 339,580 275,934 20,017
Share repurchased (13,478) (48,104) (46,137) (141,610) (30,876) (21,587)
Net Increase (decrease) 11,951 91,657 115,348 197,970 245,058 (1,570)
Shares outstanding, beginning of year or
period 115,865 24,208 342,787 144,817 180,528 182,098
Shares outstanding, end of year or period 127,816 115,865 458,135 342,787 425,586 180,528
Pacific Dynamix - Conservative Growth
Portfolio
Pacific Dynamix - Moderate Growth
Portfolio Pacific Dynamix - Growth Portfolio
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Class I
Shares sold 310,109 566,124 203,950 525,968 701,939 1,342,597
Share repurchased (1,713,197) (3,806,093) (5,670,195) (11,038,425) (5,638,760) (6,168,390)
Net Increase (decrease) (1,403,088) (3,239,969) (5,466,245) (10,512,457) (4,936,821) (4,825,793)
Shares outstanding, beginning of year or
period 21,538,737 24,778,706 80,909,742 91,422,199 54,542,384 59,368,177
Shares outstanding, end of year or period 20,135,649 21,538,737 75,443,497 80,909,742 49,605,563 54,542,384
Class P
Shares sold 265,673 455,527 348,598 921,693 406,059 855,892
Share repurchased (144,356) (188,788) (123,312) (335,032) (83,690) (143,906)
Net Increase (decrease) 121,317 266,739 225,286 586,661 322,369 711,986
Shares outstanding, beginning of year or
period 752,265 485,526 2,582,879 1,996,218 2,233,662 1,521,676
Shares outstanding, end of year or period 873,582 752,265 2,808,165 2,582,879 2,556,031 2,233,662
Pacific Dynamix - Aggressive Growth
Portfolio (4)
Portfolio Optimization Conservative
Portfolio
Portfolio Optimization Moderate-
Conservative Portfolio
Period Ended
June 30,
2025
Year/Period Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Class I
Shares sold 349,004 483,568 1,165,659 1,631,935 202,482 368,003
Share repurchased (73,711) (102,913) (5,851,907) (12,853,949) (7,159,029) (14,304,875)
Net Increase (decrease) 275,293 380,655 (4,686,248) (11,222,014) (6,956,547) (13,936,872)
Shares outstanding, beginning of year or
period 380,655 – 63,197,354 74,419,368 79,447,930 93,384,802
Shares outstanding, end of year or period 655,948 380,655 58,511,106 63,197,354 72,491,383 79,447,930
Class P
Shares sold 401,840 382,461 51 224 711 2,550
Share repurchased (73,519) (193,613) (170) (226) (424) (1,087)
Net Increase (decrease) 328,321 188,848 (119) (2) 287 1,463
Shares outstanding, beginning of year or
period 188,848 – 12,599 12,601 29,061 27,598
Shares outstanding, end of year or period 517,169 188,848 12,480 12,599 29,348 29,061
13. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
Portfolio Optimization Moderate Portfolio Portfolio Optimization Growth Portfolio
Portfolio Optimization Aggressive-Growth
Portfolio
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Class I
Shares sold 244,496 272,710 91,019 367,813 359,310 330,775
Share repurchased (23,273,484) (53,194,837) (19,903,678) (42,164,372) (4,139,225) (8,544,471)
Net Increase (decrease) (23,028,988) (52,922,127) (19,812,659) (41,796,559) (3,779,915) (8,213,696)
Shares outstanding, beginning of year or
period 310,795,488 363,717,615 263,246,814 305,043,373 61,846,058 70,059,754
Shares outstanding, end of year or period 287,766,500 310,795,488 243,434,155 263,246,814 58,066,143 61,846,058
Class P
Shares sold 13,466 5,120 5,328 34,804 11,744 52,767
Share repurchased (3,348) (7,344) (3,910) (10,798) (8,467) (9,150)
Net Increase (decrease) 10,118 (2,224) 1,418 24,006 3,277 43,617
Shares outstanding, beginning of year or
period 103,056 105,280 241,102 217,096 192,730 149,113
Shares outstanding, end of year or period 113,174 103,056 242,520 241,102 196,007 192,730
PD 1-3 Year Corporate Bond Portfolio PD Aggregate Bond Index Portfolio PD High Yield Bond Market Portfolio
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Class P
Shares sold 16,268,596 7,069,373 8,624,787 12,088,968 4,014,470 4,647,679
Share repurchased (4,494,610) (21,853,455) (11,863,823) (19,282,089) (5,493,264) (1,281,830)
Net Increase (decrease) 11,773,986 (14,784,082) (3,239,036) (7,193,121) (1,478,794) 3,365,849
Shares outstanding, beginning of year or
period 10,805,997 25,590,079 86,125,692 93,318,813 12,830,137 9,464,288
Shares outstanding, end of year or period 22,579,983 10,805,997 82,886,656 86,125,692 11,351,343 12,830,137
PD Large-Cap Growth Index Portfolio PD Large-Cap Value Index Portfolio PD Mid-Cap Index Portfolio
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Class P
Shares sold 1,025,043 1,196,696 621,386 3,147,085 2,081,288 1,479,032
Share repurchased (2,411,127) (2,597,411) (2,738,782) (4,876,309) (3,963,937) (8,635,295)
Net Increase (decrease) (1,386,084) (1,400,715) (2,117,396) (1,729,224) (1,882,649) (7,156,263)
Shares outstanding, beginning of year or
period 10,815,186 12,215,901 20,806,371 22,535,595 19,166,726 26,322,989
Shares outstanding, end of year or period 9,429,102 10,815,186 18,688,975 20,806,371 17,284,077 19,166,726
PD Small-Cap Growth Index Portfolio PD Small-Cap Value Index Portfolio PD Emerging Markets Index Portfolio
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Class P
Shares sold 182,213 641,442 1,873,180 1,858,917 31,258 1,760,751
Share repurchased (1,149,915) (454,082) (1,002,419) (344,208) (2,866,797) (3,067,819)
Net Increase (decrease) (967,702) 187,360 870,761 1,514,709 (2,835,539) (1,307,068)
Shares outstanding, beginning of year or
period 1,942,222 1,754,862 4,012,745 2,498,036 4,280,016 5,587,084
Shares outstanding, end of year or period 974,520 1,942,222 4,883,506 4,012,745 1,444,477 4,280,016
13. SHARES OF BENEFICIAL INTEREST (Continued)

PACIFIC SELECT FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
PD International Large-Cap Index
Portfolio
Period Ended
June 30,
2025
Year Ended
December 31,
2024
Class P
Shares sold 2,488,621 4,443,463
Share repurchased (5,149,450) (4,583,391)
Net Increase (decrease) (2,660,829) (139,928)
Shares outstanding, beginning of year or
period 27,020,244 27,160,172
Shares outstanding, end of year or period 24,359,415 27,020,244
(1) Operations commenced on October 31, 2024.
(2) Operations commenced on October 15, 2024.
(3) Class D shares of the PSF Avantis Balanced Allocation Portfolio have been redesignated as Class I on May 1, 2025.
(4) Operations commenced on April 30, 2024.
13. SHARES OF BENEFICIAL INTEREST (Continued)

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of the financial statements “Trustees’ fees” under Item 7.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

PACIFIC SELECT FUND

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

(Unaudited)

I.             Introduction and Background

The Board of Trustees (the “Trustees” or “Board”) of Pacific Select Fund (the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and, after the initial period, determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each sub-advisory agreement (the “Sub-Advisory Agreements,” together with the Advisory Agreement, as may be amended from time to time, the “Agreements”) between the Trust, PLFA and the various sub-advisers, if any (each a “Sub-Adviser” and collectively, the “Sub-Advisers”). PLFA serves as the investment adviser for all the Funds. PLFA also currently directly manages the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth and Portfolio Optimization Aggressive-Growth Portfolios (the “Portfolio Optimization Funds”); the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, Pacific Dynamix — Growth and Pacific Dynamix — Aggressive Growth Portfolios (the “Pacific Dynamix Funds”); and the PSF Avantis Balanced Allocation, ESG Diversified and ESG Diversified Growth Portfolios (together with the Portfolio Optimization Funds and Pacific Dynamix Funds, the “Directly Managed Funds”). In addition, PLFA currently directly manages a portion of the Bond Plus, International Equity Plus Bond Alpha, Mid-Cap Plus Bond Alpha, Large-Cap Plus Bond Alpha, QQQ Plus Bond Alpha and Small-Cap Plus Bond Alpha Portfolios (the “PBA Funds”). For the remaining portion of the PBA Funds and for all other Funds, PLFA has retained unaffiliated investment management firms to serve as Sub-Advisers under PLFA’s oversight (the “Sub-Advised Funds”). The Board, including all the Trustees who are not “interested persons” of the Trust, PLFA, the Sub-Advisers, or the distributor, as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 11, 2024.1

1 At the December 11th meeting, the Board did not consider the renewal of the Advisory Agreement relating to the Pacific Dynamix — Aggressive Growth Portfolio, Bond Plus Portfolio, International Equity Plus Bond Alpha Portfolio, Large-Cap Plus Bond Alpha Portfolio, QQQ Plus Bond Alpha Portfolio and the Small-Cap Plus Bond Alpha Portfolio, and the Sub-Advisory Agreements relating to the PBA Funds, Value Portfolio, Small-Cap Value Portfolio and Technology Portfolio, as these agreements were not up for renewal at that time.

The description below does not relate to the annual renewal of the Sub-Advisory Agreements discussed above, but to the approvals described in further detail below.

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Agreements. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all, of the factors considered by the Trustees in approving the Agreements. In the case of the Independent Trustees, certain factors were considered in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.

II.           Board Consideration of the New Sub-Advisory Agreements

The Board approved a change in sub-adviser and a new sub-advisory agreement for the Emerging Markets Portfolio, effective on or about May 1, 2025 and a change in sub-adviser and a new sub-advisory agreement for the Mid-Cap Growth Portfolio, effective on or about May 1, 2025. Under the 1940 Act, a change in sub-adviser generally requires shareholder approval of a new sub-advisory agreement; however, pursuant to an exemptive order (the “Order”) issued to Pacific Life Insurance Company (“Pacific Life”) and the Trust by the U.S. Securities and Exchange Commission (“SEC”) on October 13, 1999, PLFA – the investment adviser to the Trust – can hire, terminate, and replace sub-advisers and enter into new sub-advisory agreements without shareholder approval in accordance with the requirements of the Order on behalf of the Trust (except, as a general matter, with sub-advisers affiliated with PLFA).

Emerging Markets Portfolio

At a meeting held on March 12, 2025, based upon a recommendation from PLFA, the Board, including all the Independent Trustees, appointed Goldman Sachs Asset Management, L.P. (“GSAM”) to serve as the sub-adviser for the Emerging Markets Portfolio. At that time, the Board, including all the Independent Trustees, also approved a sub-advisory agreement among the Trust, PLFA and GSAM with respect to the Fund (the “GSAM Sub-Advisory Agreement”) and terminated the sub-advisory agreement with the prior sub-adviser upon the effectiveness of the GSAM Sub-Advisory Agreement. In connection with the change in sub-adviser, changes were also made to the Fund’s principal investment strategies. These changes went into effect on May 1, 2025.

GSAM’s appointment as the sub-adviser and the Board’s approval of the GSAM Sub-Advisory Agreement were made in accordance with the requirements of the Order and do not require shareholder approval. In order to facilitate the sub-adviser change, a portion of the Fund’s holdings was sold and new investments were purchased in accordance with recommendations by GSAM.

 In considering the appointment of GSAM as a sub-adviser for the Fund, the Board reviewed with PLFA its rationale for recommending a change in sub-adviser for the Fund. The Board, including the Independent Trustees, also considered, among other things, the factors described below in evaluating PLFA’s recommendation that GSAM be appointed as the new sub-adviser for the Fund and in evaluating the proposed GSAM Sub-Advisory Agreement. Additionally, the Board considered the process employed by PLFA in reaching a recommendation for a new sub-adviser, including due diligence conducted by PLFA on the investment resources and personnel of a potential sub-adviser and an assessment of the investment strategies used by a potential sub-adviser. In addition, the Board reviewed information provided by PLFA regarding the specific criteria and information evaluated by PLFA during the selection process of GSAM and PLFA’s analysis in reaching its conclusion to recommend GSAM as sub-adviser for the Fund. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the sub-advisers and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Board believed it to be appropriate.

 In evaluating the GSAM Sub-Advisory Agreement for the Emerging Markets Portfolio (the “Fund”), the Board, including all the Independent Trustees, considered the following factors, among others:

A.            Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining GSAM as the new sub-adviser to the Fund, particularly in light of the nature, extent, and quality of the services expected to be provided by GSAM. In this regard, the Trustees considered various materials relating to GSAM, including copies of the proposed GSAM Sub-Advisory Agreement; copies of GSAM’s Form ADV; financial information; a written presentation from GSAM; a comprehensive report including an assessment by PLFA; responses from GSAM to information requested by counsel to the Independent Trustees; and other information deemed relevant to the Trustees’ evaluation. The Trustees also considered a verbal presentation at a meeting held on March 12, 2025 from management and investment personnel from GSAM. The Trustees noted that while PLFA recommends engaging GSAM as the primary sub-adviser for the Fund, it was proposed that the Fund’s current sub-adviser, Invesco Advisers Inc., provide sub-advisory services to the Fund solely with respect to certain Russian securities currently held in the Fund’s portfolio that are subject to sanctions and/or transfer restrictions (the “Russian Holdings”).

The Trustees considered that under the GSAM Sub-Advisory Agreement, GSAM would be responsible for providing investment advisory services for the Fund’s assets (other than the Russian Holdings), including providing investment research and analysis and conducting a continuous program of investment by determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of GSAM, including the background and experience of GSAM’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used by GSAM.

 In addition, the Trustees considered that the Trust’s Chief Compliance Officer (“CCO”) had reviewed GSAM’s written compliance policies and procedures and code of ethics. The Trustees also considered the CCO’s assessment of GSAM’s compliance program, as required by Rule 38a-1 under the 1940 Act, and its code of ethics. The Trustees also took note of the due diligence PLFA conducted with respect to GSAM and were aided by the assessment and recommendation of PLFA and the presentation and materials provided by GSAM.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Fund by GSAM under the GSAM Sub-Advisory Agreement.

B.            Performance

The Trustees considered PLFA’s efforts to identify advisory firms that are qualified to manage an emerging markets strategy and PLFA’s identification of GSAM to serve as sub-adviser with regard to the Fund’s day-to-day investment activities. The Trustees considered that the Fund’s historical performance had been obtained under a different sub-adviser, although PLFA has managed the Fund since its inception. The Trustees considered the investment process and techniques to be used by GSAM for the Fund and GSAM’s experience managing emerging markets strategies, as well as other factors concerning performance in connection with their consideration of this matter and in connection with approval of the GSAM Sub-Advisory Agreement, including the factors described below.

The Trustees considered information about the historical performance of a proprietary mutual fund managed by the same GSAM portfolio management team that would manage the Fund using similar investment strategies (the “GSAM Comparable Performance”), which included a comparison of the GSAM Comparable Performance against a pertinent benchmark and an applicable peer group for the one-, three-, five- and 10-year periods as of December 31, 2024. Additionally, the Trustees considered the risk-adjusted returns of the GSAM Comparable Performance during certain periods.

The Board determined that GSAM’s performance record with respect to a similarly managed mutual fund was acceptable.

C.           Sub-Advisory Fees

The Trustees considered information regarding the comparative advisory fees charged under other investment advisory contracts of GSAM with regard to other funds with substantially similar investment strategies as the Fund. The Trustees also considered that the advisory fee schedule would remain unchanged but that the sub-advisory fee would be reduced from its current levels. The Trustees considered that PLFA was proposing to share a portion of these sub-advisory fee savings with shareholders through an advisory fee waiver and that PLFA will monitor and report to the Board the competitiveness of the advisory fee and the reasonableness of the advisory fee retention going forward and recommend further changes to the Board as deemed appropriate.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and GSAM, and that the Fund’s sub-advisory fees are paid by PLFA and are not paid directly by the Fund. The Trustees also considered that there are certain costs associated with a sub-adviser change, but that the ongoing operating expenses paid by the shareholders were not expected to materially increase as a result of this sub-adviser change.

The Board concluded that the compensation payable under the GSAM Sub-Advisory Agreement is fair and reasonable.

D.           Costs, Level of Profits and Economies of Scale

The Trustees considered information regarding the anticipated costs to GSAM of sub-advising the Fund and the projected profitability of the GSAM Sub-Advisory Agreement to GSAM, to the extent practicable based on the information provided by GSAM. The Trustees noted that any assessment of projected profitability would involve assumptions regarding expense allocations and other factors. Given the arms’-length nature of the relationship between PLFA and GSAM with respect to the negotiation of sub-advisory fees, the fact that such fees are paid by PLFA, and the fact that the projected profitability of the GSAM Sub-Advisory Agreement to GSAM is an estimate because it had not yet begun to manage the

Fund, the Trustees considered that projected profitability information for GSAM at this time was of limited utility. The Trustees also considered the impact of the sub-advisory fee change to the profitability of the PLFA advisory agreement with the Fund. In addition, the Trustees considered that in negotiating the sub-advisory fee, PLFA takes into account the current and future potential scale of the Fund.

The Trustees considered the organizational strengths of GSAM and its ability to attract and retain investment personnel over time and to sustain the staffing of investment teams that will provide services to the Fund. The Board concluded that the Fund’s fee structure reflected in the GSAM Sub-Advisory Agreement is fair and reasonable.

E.            Ancillary Benefits

The Trustees received information from PLFA and GSAM concerning other benefits that may be received by GSAM and its affiliates as a result of their relationship with the Fund. The Trustees considered potential benefits to be derived by GSAM from its relationship with the Fund and that such benefits are consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

F.            Conclusion

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the GSAM Sub-Advisory Agreement is in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the GSAM Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

Mid-Cap Growth Portfolio

At a meeting held on March 12, 2025, based upon a recommendation from PLFA, the Board, including all the Independent Trustees, appointed Federated MDTA LLC (“Federated”) to serve as the sub-adviser for the Mid-Cap Growth Portfolio. At that time, the Board, including all the Independent Trustees, also approved a sub-advisory agreement among the Trust, PLFA and Federated with respect to the Fund (the “Federated Sub-Advisory Agreement”) and terminated the sub-advisory agreement with the prior sub-adviser upon the effectiveness of the Federated Sub-Advisory Agreement. In connection with the change in sub-adviser, changes were also made to the Fund’s principal investment strategies. These changes went into effect on May 1, 2025.

 Federated’s appointment as the sub-adviser and the Board’s approval of the GSAM Sub-Advisory Agreement were made in accordance with the requirements of the Order and do not require shareholder approval. In order to facilitate the sub-adviser change, a portion of the Fund’s holdings was sold and new investments were purchased in accordance with recommendations by Federated.

 In considering the appointment of Federated as a sub-adviser for the Fund, the Board reviewed with PLFA its rationale for recommending a change in sub-adviser for the Fund. The Board, including the Independent Trustees, also considered, among other things, the factors described below in evaluating PLFA’s recommendation that Federated be appointed as the new sub-adviser for the Fund and in evaluating the proposed Federated Sub-Advisory Agreement. Additionally, the Board considered the process employed by PLFA in reaching a recommendation for a new sub-adviser, including due diligence conducted by PLFA on the investment resources and personnel of a potential sub-adviser and an assessment of the investment strategies used by a potential sub-adviser. In addition, the Board reviewed information provided by PLFA regarding the specific criteria and information evaluated by PLFA during the selection process of Federated and PLFA’s analysis in reaching its conclusion to recommend Federated as sub-adviser for the Fund. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the sub-advisers and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Board believed it to be appropriate.

In evaluating the Federated Sub-Advisory Agreement for the Mid-Cap Growth Portfolio (the “Fund”), the Board, including all the Independent Trustees, considered the following factors, among others:

A.            Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining Federated as the new sub-adviser to the Fund, particularly in light of the nature, extent, and quality of the services expected to be provided by Federated. In this regard, the Trustees considered various materials relating to Federated, including copies of the proposed Federated Sub-Advisory Agreement; copies of Federated’s Form ADV; financial information; a written presentation from Federated; a comprehensive report including an assessment by PLFA; responses from Federated to information requested by counsel to the Independent Trustees; and other information deemed relevant to the Trustees’ evaluation. The Trustees also considered a verbal presentation at a meeting held on March 12, 2025 from management and investment personnel from Federated.

The Trustees considered that under the Federated Sub-Advisory Agreement, Federated would be responsible for providing investment advisory services for the Fund’s assets, including providing investment research and analysis and conducting a continuous program of investment by determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of Federated, including the background and experience of Federated’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used by Federated.

In addition, the Trustees considered that the Trust’s Chief Compliance Officer (“CCO”) had reviewed Federated’s written compliance policies and procedures and code of ethics. The Trustees also considered the CCO’s assessment of Federated’s compliance program, as required by Rule 38a-1 under the 1940 Act, and its code of ethics. The Trustees also took note of the due diligence PLFA conducted with respect to Federated and were aided by the assessment and recommendation of PLFA and the presentation and materials provided by Federated.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the Fund by Federated under the Federated Sub-Advisory Agreement.

B.            Performance

The Trustees considered PLFA’s efforts to identify advisory firms that are qualified to manage a mid-cap growth strategy and PLFA’s identification of Federated to serve as sub-adviser with regard to the Fund’s day-to-day investment activities. The Trustees considered that the Fund’s historical performance had been obtained under a different sub-adviser, although PLFA has managed the Fund since its inception.

The Trustees considered the investment process and techniques to be used by Federated for the Fund and Federated’s experience managing mid-cap growth strategies, as well as other factors concerning performance in connection with their consideration of this matter and in connection with approval of the Federated Sub-Advisory Agreement, including the factors described below.

The Trustees considered information about the historical performance of a proprietary mutual fund managed by the same Federated portfolio management team that would manage the Fund using similar investment strategies (the “Federated Comparable Performance”), which included a comparison of the Federated Comparable Performance against a pertinent benchmark and an applicable peer group for the one-, three-, five- and 10-year periods as of December 31, 2024. Additionally, the Trustees considered the risk-adjusted returns of the Federated Comparable Performance during certain periods.

The Board determined that Federated’s performance record with respect to a similarly managed mutual fund was acceptable.

C.            Sub-Advisory Fees

The Trustees considered information regarding the comparative advisory fees charged under other investment advisory contracts of Federated with regard to other funds with substantially similar investment strategies as the Fund. The Trustees also considered that the advisory fee schedule would remain unchanged but that the sub-advisory fee would be reduced from its current levels. The Trustees considered that PLFA was proposing to share these sub-advisory fee savings with shareholders through an increase to the Fund’s current advisory fee waiver and that PLFA will monitor and report to the Board the competitiveness of the advisory fee and the reasonableness of the advisory fee retention going forward and recommend further changes to the Board as deemed appropriate.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and Federated, and that the Fund’s sub-advisory fees are paid by PLFA and are not paid directly by the Fund. The Trustees also considered that there are certain costs associated with a sub-adviser change, but that the ongoing operating expenses paid by the shareholders were not expected to materially increase as a result of this sub-adviser change.

The Board concluded that the compensation payable under the Federated Sub-Advisory Agreement is fair and reasonable.

D.           Costs, Level of Profits and Economies of Scale

The Trustees considered information regarding the anticipated costs to Federated of sub-advising the Fund and the projected profitability of the Federated Sub-Advisory Agreement to Federated, to the extent practicable based on the information provided by Federated. The Trustees noted that any assessment of projected profitability would involve assumptions regarding expense allocations and other factors. Given the arms’-length nature of the relationship between PLFA and Federated with respect to the negotiation of sub-advisory fees, the fact that such fees are paid by PLFA, and the fact that the projected profitability of the Federated Sub-Advisory Agreement to Federated is an estimate because it had not yet begun to manage the Fund, the Trustees considered that projected profitability information for Federated at this time was of limited utility. The Trustees also considered the impact of the sub-advisory fee change to the profitability of the PLFA advisory agreement with the Fund. In addition, the Trustees considered that in negotiating the sub-advisory fee, PLFA takes into account the current and future potential scale of the Fund.

The Trustees considered the organizational strengths of Federated and its ability to attract and retain investment personnel over time and to sustain the staffing of investment teams that will provide services to the Fund. The Board concluded that the Fund’s fee structure reflected in the Federated Sub-Advisory Agreement is fair and reasonable.

E.            Ancillary Benefits

The Trustees received information from PLFA and Federated concerning other benefits that may be received by Federated and its affiliates as a result of their relationship with the Fund. The Trustees considered potential benefits to be derived by Federated from its relationship with the Fund and that such benefits are consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

F.            Conclusion

Based on its review, including the consideration of each of the factors referred to above, the Board found that: (i) the Federated Sub-Advisory Agreement is in the best interests of the Fund and its shareholders; and (ii) the compensation payable under the Federated Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 16. Controls and Procedures.

(a) The Principal Executive and Principal Financial Officers of the Registrant have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Companies.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Not applicable.

(a)(3)	Separate certifications for the Principal Executive and Principal Financial Officers of the Registrant pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906.CERT pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Jason (Jay) Orlandi
Jason (Jay) Orlandi
Chief Executive Officer

Date:	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jason (Jay) Orlandi
Jason (Jay) Orlandi
Chief Executive Officer

Date:	September 4, 2025

By:	/s/ Trevor T. Smith
Trevor T. Smith
Treasurer (Principal Financial and Accounting Officer)

Date:	September 4, 2025